As filed with the Securities and Exchange Commission on September 2, 2022

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04419

TRANSAMERICA SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

1801 California St., Suite 5200, Denver, Colorado 80202

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: 1-800-851-9777

Dennis P. Gallagher, Esq., 1801 California St., Suite 5200, Denver, CO 80202

(Name and Address of Agent for Service)

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2022

Item 1:	Report(s) to Shareholders.

The Semi-Annual Report is attached.

Transamerica Series Trust Semi-Annual Report

June 30, 2022

1801 California St., Suite 5200

Denver, CO 80202

Distributor: Transamerica Capital, Inc.

Customer Service: 1-800-851-9777

The following pages contain the most recent semi-annual reports for the investment options in which you are invested. In compliance with Securities and Exchange Commission regulations, we present these reports on an annual and semi-annual basis with the hope that they will foster greater understanding of the investment options’ holdings, performance, financial data, accounting policies and other issues. This streamlined version provides information only on the investment options in which you are invested.

If you have any questions about these reports, please do not hesitate to contact your financial professional. As always, we thank you for your trust and the opportunity to serve you.

Dear Contract Holder,

On behalf of Transamerica Series Trust, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial professional in the future. We value the trust you have placed in us.

This semi-annual report provides you with information about the investments of your Portfolio(s). The Securities and Exchange Commission requires that annual and semi-annual reports be provided to all shareholders. We believe this to be an important part of the investment process. This report provides detailed information about your Portfolio(s) for the six-month period ended June 30, 2022.

We believe it is important to understand market conditions over the six-month period covered by this report to provide context for reading this report. The period began on January 1, 2022, with the S&P 500® Index near a record high coming off a year of extremely strong economic and corporate earnings growth, ongoing accommodative monetary policy from the U.S. Federal Reserve (“Fed”) and continuing impacts of the Federal government’s historically unprecedented fiscal stimulus. However, in the early months of the year inflation continued to rise sharply, reaching multi-decade highs. With that came growing market expectations the Fed would soon need to begin a more aggressive tightening cycle than most had expected. As a result, equities declined sharply with some of the largest declines occurring among high growth stocks which have major components of their expected earnings increases further out in the future.

The month of February not only saw inflation continue toward levels not seen since the early 1980s, but also the Russian invasion of Ukraine. In addition to creating a humanitarian crisis, the war in Ukraine also drove energy and food prices higher. Against this backdrop bond yields rose across the yield curve and credit spreads widened. In March 2022, the Fed, by this time facing criticism it might be behind the curve on fighting inflation, hiked interest rates for the first time since 2018 taking the Fed Funds Rate to 0.50%.

Inflation continued to rise into the second quarter, and the Fed intensified its rate hikes by raising the target range on the Fed Funds Rate by 0.50% in May and 0.75% in June, finishing the reporting period at an upper bound of 1.75%. Longer-term rates also jumped, and by mid-June the 10-year U.S. Treasury yield reached 3.50%, its highest level in more than a decade. With the Fed’s tightening cycle now established, recession fears began to emerge as a predominant investor concern rivaling inflation. Stocks fell further, and by the first half of June most major indexes had declined more than 20% from previous highs and officially entered bear market territory. This environment also took a further toll on the credit markets as high yield and investment grade credit spreads reached levels not seen since the initial summer months of the COVID-19 pandemic. By the end of the six-month period ended June 30, 2022, economic growth concerns had reached a point where many considered a recession close to imminent. This sent longer-term bond yields quickly back into decline and to the point where they were essentially flat with those of 2-year Treasuries, signifying the risk of a soon to be inverted yield curve historically coinciding with an upcoming recession.

For the six-month period ended June 30, 2022, the S&P 500® Index returned -19.96%, while the MSCI EAFE Index, representing international developed market equities, returned -19.25%. During the same period, the Bloomberg US Aggregate Bond Index returned -10.29%. Please keep in mind that it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.

In addition to your active involvement in the investment process, we firmly believe that a financial professional is a key resource to help you build a complete picture of your current and future financial needs. Financial professionals are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your financial professional, you can develop an investment program that incorporates factors such as your goals, your investment timeline, and your risk tolerance.

Please contact your financial professional if you have any questions about the contents of this report, and thanks again for the confidence you have placed in us.

Sincerely,

Marijn Smit

President & Chief Executive Officer

Transamerica Series Trust

Tom Wald, CFA

Chief Investment Officer

Transamerica Series Trust

Bloomberg US Aggregate Bond Index: Measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities.

MSCI EAFE Index: A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.

S&P 500® Index: A market-capitalization weighted index of 500 large U.S. companies with common stock listed on the New York Stock Exchange or NASDAQ Stock Market.

The views expressed in this report reflect those of Transamerica Asset Management only and may not necessarily represent the views of Transamerica Series Trust. These views are as of the date of this report and subject to change based upon market conditions. These views should not be relied upon as investment advice and are not indicative of trading intent on behalf of Transamerica Series Trust. Investing involves risk, including potential loss of principal. The performance data presented represents past performance and does not guarantee future results. Indexes are unmanaged and it is not possible to invest directly in an index.

Transamerica 60/40 Allocation VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2022, and held for the entire six-month period until June 30, 2022.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period (B)	Ending Account Value June 30, 2022	Expenses Paid During Period (B)	Net Annualized Expense Ratio (C)
Service Class	$1,000.00	$851.10	$2.11	$1,022.50	$2.31	0.46%

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Net annualized expense ratios, as disclosed in the table, do not include the expenses of the underlying investments in which the Portfolio invests. The net annualized expense ratios, as stated in the fee table of the Portfolio’s Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2022

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Equity Fund	45.3%
U.S. Fixed Income Funds	39.8
International Equity Fund	15.0
Net Other Assets (Liabilities)	(0.1)
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica 60/40 Allocation VP

SCHEDULE OF INVESTMENTS

At June 30, 2022

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.1%
International Equity Fund - 15.0%
Transamerica MSCI EAFE Index VP (A)	658,074	$7,041,387

U.S. Equity Fund - 45.3%
Transamerica S&P 500 Index VP (A)	1,293,709	21,229,763

U.S. Fixed Income Funds - 39.8%
Transamerica Core Bond (A)	1,055,601	9,363,181
Transamerica Short-Term Bond (A)	962,000	9,283,299

		18,646,480

Total Investment Companies (Cost $47,285,686)		46,917,630

Total Investments (Cost $47,285,686)		46,917,630
Net Other Assets (Liabilities) - (0.1)%		(32,559)

Net Assets - 100.0%		$46,885,071

INVESTMENT VALUATION:

Valuation Inputs (B)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$46,917,630	$—	$—	$46,917,630

Total Investments	$46,917,630	$—	$—	$46,917,630

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in the Class I2 shares of Transamerica Funds and/or affiliated investment in the Initial Class shares of Transamerica Series Trust. Affiliated interest income, dividends income, realized and unrealized gains (losses), if any, are broken out within the Statement of Operations.
(B)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2022. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica 60/40 Allocation VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2022

(unaudited)

Assets:
Affiliated investments, at value (cost $47,285,686)	$46,917,630
Receivables and other assets:
Affiliated investments sold	5,491
Shares of beneficial interest sold	747
Dividends	15,965
Prepaid expenses	212

Total assets	46,940,045

Liabilities:
Payables and other liabilities:
Affiliated investments purchased	15,965
Shares of beneficial interest redeemed	325
Due to custodian	5,491
Investment management fees	4,745
Distribution and service fees	9,885
Transfer agent costs	97
Trustees, CCO and deferred compensation fees	463
Audit and tax fees	12,077
Custody fees	492
Legal fees	121
Printing and shareholder reports fees	954
Other accrued expenses	4,359

Total liabilities	54,974

Net assets	$46,885,071

Net assets consist of:
Capital stock ($0.01 par value)	$40,401
Additional paid-in capital	44,052,314
Total distributable earnings (accumulated losses)	2,792,356

Net assets	$46,885,071

Shares outstanding	4,040,125

Net asset value and offering price per share	$11.60

STATEMENT OF OPERATIONS

For the period ended June 30, 2022

(unaudited)

Investment Income:
Dividend income from affiliated investments	$203,870

Total investment income	203,870

Expenses:
Investment management fees	77,495
Distribution and service fees	64,579
Transfer agent costs	279
Trustees, CCO and deferred compensation fees	922
Audit and tax fees	12,129
Custody fees	639
Legal fees	1,342
Printing and shareholder reports fees	1,029
Other	5,660

Total expenses before waiver and/or reimbursement and recapture	164,074

Expense waived and/or reimbursed	(46,497)

Net expenses	117,577

Net investment income (loss)	86,293

Net realized gain (loss) on:
Affiliated investments	469,758

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	(8,865,108)

Net realized and change in unrealized gain (loss)	(8,395,350)

Net increase (decrease) in net assets resulting from operations	$(8,309,057)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica 60/40 Allocation VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2022 (unaudited)	December 31, 2021
From operations:
Net investment income (loss)	$86,293	$526,709
Net realized gain (loss)	469,758	2,184,800
Net change in unrealized appreciation (depreciation)	(8,865,108)	3,471,427

Net increase (decrease) in net assets resulting from operations	(8,309,057)	6,182,936

Dividends and/or distributions to shareholders:
Dividends and/or distributions to shareholders	—	(1,826,782)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(1,826,782)

Capital share transactions:
Proceeds from shares sold	7,297,248	10,208,441
Dividends and/or distributions reinvested	—	1,826,782
Cost of shares redeemed	(6,609,289)	(5,138,786)

Net increase (decrease) in net assets resulting from capital share transactions	687,959	6,896,437

Net increase (decrease) in net assets	(7,621,098)	11,252,591

Net assets:
Beginning of period/year	54,506,169	43,253,578

End of period/year	$46,885,071	$54,506,169

Capital share transactions - shares:
Shares issued	569,734	781,939
Shares reinvested	—	137,559
Shares redeemed	(529,656)	(390,840)

Net increase (decrease) in shares outstanding	40,078	528,658

FINANCIAL HIGHLIGHTS

For a share outstanding during the periods and years indicated:

	Service Class
	June 30, 2022 (unaudited)		December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018 (A)
Net asset value, beginning of period/year	$13.63		$12.46	$11.18	$9.35	$10.00

Investment operations:
Net investment income (loss) (B)	0.02		0.14	0.15	0.12	0.10
Net realized and unrealized gain (loss)	(2.05)		1.51	1.24	1.74	(0.75)

Total investment operations	(2.03)		1.65	1.39	1.86	(0.65)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.12)	(0.07)	(0.02)	—
Net realized gains	—		(0.36)	(0.04)	(0.01)	—

Total dividends and/or distributions to shareholders	—		(0.48)	(0.11)	(0.03)	—

Net asset value, end of period/year	$11.60		$13.63	$12.46	$11.18	$9.35

Total return	(14.89	)%(C)	13.29%	12.47%	20.13%	(6.70	)%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$46,885		$54,506	$43,254	$26,292	$8,281
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.64	%(E)	0.63%	0.66%	0.71%	2.02	%(E)
Including waiver and/or reimbursement and recapture (F)	0.46	%(E)	0.45%	0.52%	0.63%	0.63	%(E)
Net investment income (loss) to average net assets	0.33	%(E)	1.05%	1.36%	1.12%	1.03	%(E)
Portfolio turnover rate	16	%(C)	28%	20%	14%	19	%(C)

(A)	Commenced operations on January 12, 2018.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Portfolio invests.
(E)	Annualized.
(F)	TAM has contractually agreed to waive 0.18% of its management fee through May 1, 2023. These amounts are not subject to recapture by TAM.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica 60/40 Allocation VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2022

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica 60/40 Allocation VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers one class of shares, Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2022, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Cash overdraft: The Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the Federal Funds Rate.

Payables, if any, are reflected as Due to custodian within the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts are reflected in Custody fees within the Statement of Operations. Expenses, if any, from foreign cash overdrafts are reflected in Other expenses within the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica 60/40 Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica 60/40 Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2022, the Portfolio has not utilized the program.

5. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities and other assets may go up or down, sometimes sharply and unpredictably, due to general market conditions, overall economic trends or events, inflation, changes in interest rates, government actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by wars, tariffs, trade disputes or other factors, political developments, investor sentiment, the global and domestic effects of a pandemic or other health emergency, and other factors that may or may not be related to the issuer of the security or other asset. The market prices of securities and other assets also may go down due to events or conditions that affect particular sectors, industries, issuers, or geographies. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets. If the value of the Portfolio’s securities and assets fall, the value of your investment will go down. The Portfolio may experience a substantial or complete loss on any individual security or asset.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, the imposition of economic sanctions, public health events (such as the spread of infectious disease), wars, terrorism, cybersecurity events, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. In the past decade, financial markets throughout the world have experienced increased volatility and decreased liquidity. These conditions may continue or worsen. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down. Securities markets may also be susceptible to market manipulation or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or adversely affect the value of securities traded in these markets, including the Portfolio’s securities.

The pandemic of the novel coronavirus respiratory disease designated COVID-19 has resulted in economic downturns throughout the world, severe losses, particularly to some sectors of the economy and individual issuers, and reduced liquidity of many instruments. There also have been significant disruptions to business operations, including business closures; strained healthcare systems; disruptions to supply chains and employee availability; large fluctuations in consumer demand; and widespread uncertainty regarding the duration and long-term effects of the pandemic. Economic downturns may be prolonged, and political and social instability, continued volatility and decreased liquidity in the securities markets may result. Developing or emerging market countries may be more impacted by the pandemic.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. These and other government intervention into the economy and financial markets may not work as intended. In addition, government actions to mitigate the economic impact of the pandemic have resulted in large expansion of government deficits and debt, the long-term consequences of which are not known. Rates of inflation have recently risen, which could adversely affect economies and markets. The pandemic could continue to adversely affect the value and liquidity of the Portfolio’s investments.

Europe: A number of countries in Europe have experienced severe economic and financial difficulties; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen or spread within or outside Europe. Responses to the financial problems by European governments, central banks and others may not work, may result in conflicts and social unrest and may limit future growth and economic recovery or have other unintended consequences. In January, 2020, through “Brexit,” the United Kingdom withdrew from the European Union. The ramifications of Brexit are unknown, and the implications of possible political, regulatory, economic, and market outcomes could be significant. The United Kingdom has one of the largest economies in Europe and is a major trading partner with European Union countries and the United States. Brexit may create additional and substantial economic stresses for the United Kingdom, including a contraction of the United

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica 60/40 Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

5. RISK FACTORS (continued)

Kingdom’s economy, decreased trade, capital outflows, devaluation of the British pound, and a decrease in business and consumer spending and investment. The negative impact on not only the United Kingdom and European Union economies but also the broader global economy could be significant. A number of countries in Europe have suffered terror attacks, and additional attacks may occur in the future. Europe has also been struggling with mass migration from the Middle East, Eastern Europe and Africa. The ultimate effects of these events and other socio-political or geopolitical issues could profoundly affect global economies and markets. Whether or not the Portfolio invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of the Portfolio’s investments.

Additional Market Disruption: Russia’s invasion of Ukraine in February, 2022, the resulting responses by the United States and other countries, and the potential for wider conflict, have increased and may continue to increase volatility and uncertainty in financial markets worldwide. The United States and other countries have imposed broad-ranging economic sanctions on Russia and Russian entities and individuals, and may impose additional sanctions, including on other countries that provide military or economic support to Russia. These sanctions, among other things, restrict companies from doing business with Russia and Russian issuers, and may adversely affect companies with economic or financial exposure to Russia and Russian issuers. The extent and duration of Russia’s military actions and the repercussions of such actions are not known. The invasion may widen beyond Ukraine and may escalate, including through retaliatory actions and cyberattacks by Russia and even other countries. These events may result in further and significant market disruptions and may adversely affect regional and global economies including those of Europe and the United States. Certain industries and markets, such as those involving oil, natural gas and other commodities, as well as global supply chains, may be particularly adversely affected. Whether or not the Portfolio invests in securities of issuers located in Russia, Ukraine and adjacent countries or with significant exposure to issuers in these countries, these events could negatively affect the value and liquidity of the Portfolio’s investments.

Asset allocation: The Portfolio’s investment performance is significantly impacted by the Portfolio’s asset allocation and reallocation from time to time. The investment manager’s decisions whether and when to tactically overweight or underweight asset classes, create and apply formulas for de-risking or ending de-risking and select a mix of underlying portfolios may not produce the desired results. These actions may be unsuccessful in maximizing return and/or avoiding investment losses. The value of your investment may decrease if the investment manager’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying portfolio or other issuer is incorrect. The investment manager may favor an asset class that performs poorly relative to other asset classes. The available underlying portfolios selected by the investment manager may underperform the market or similar portfolios.

Underlying portfolios risk: Because the Portfolio invests its assets in various underlying portfolios, its ability to achieve its investment objective depends largely on the performance of the underlying portfolios in which it invests. Investing in underlying portfolios subjects the Portfolio to the risks of investing in the underlying securities or assets held by those underlying portfolios. Each of the underlying portfolios in which the Portfolio may invest has its own investment risks, and those risks can affect the value of the underlying portfolios’ shares and therefore the value of the Portfolio’s investments. There can be no assurance that the investment objective of any underlying portfolio will be achieved. In addition, the Portfolio will bear a pro rata portion of the operating expenses of the underlying portfolios in which it invests. The “List and Description of Underlying Portfolios” section of the Portfolio’s prospectus identifies certain risks of each underlying portfolio.

6. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee, CCO and deferred compensation fees within the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica 60/40 Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints (A)	Rate
First $1 billion	0.30%
Over $1 billion	0.28

(A)	TAM has contractually agreed to waive 0.18% of the average daily net assets from its management fee through May 1, 2023.

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net assets. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Service Class	0.63%	May 1, 2023

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2022 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2022, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets up to an annual fee of 0.25% of Service Class shares.

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Technology Holdings, Inc (“SS&C”). The Portfolio does not pay a separate

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica 60/40 Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

transfer agent fee to TAM or TFS but does pay certain expenses to SS&C related to applicable sub-transfer agency services. For the period ended June 30, 2022, (i) the expenses paid to SS&C by the Portfolio are referred to as Transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C by the Portfolio are referred to as Transfer agent costs within the Statement of Assets and Liabilities.

Deferred compensation plan: Effective September 23, 2021, the Board has approved the termination of the deferred compensation plan. Payments will be made to applicable current and former Board members consistent with Section 409A of the Code. Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2022, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2022.

7. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2022, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities	Sales of Securities
$ 8,951,860	$ 8,337,230

8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2022, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 47,285,686	$ 1,846,723	$ (2,214,779)	$ (368,056)

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica 60/40 Allocation VP

MANAGEMENT AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 15-16, 2022, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica 60/40 Allocation VP (the “Portfolio”).

Following its review and consideration, the Board determined that the terms of the Management Agreement were reasonable and that the renewal of the Management Agreement was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Management Agreement through June 30, 2023.

Prior to reaching their decision, the Trustees requested and received from TAM certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Management Agreement, including information they had previously received from TAM as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Management Agreement, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; and TAM’s responsiveness to any questions by the Trustees.

The Board also considered the continuous and regular investment management and other services provided by TAM. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for the period ended December 31, 2021. Based on these considerations, the Board determined that TAM can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant period in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica 60/40 Allocation VP

MANAGEMENT AGREEMENT — CONTRACT RENEWAL (continued)

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe but below its composite benchmark, each for the past 1- and 3-year periods.

Management Fee and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board noted that the Portfolio’s contractual management fee was in line with the median for its peer group and above the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were below the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management fee to be received by TAM under the Management Agreement is reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM may not directly correlate with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and in light of any economies of scale experienced in the future.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica 60/40 Allocation VP

MANAGEMENT AGREEMENT — CONTRACT RENEWAL (continued)

Benefits to TAM and/or its Affiliates from their Relationships with the Portfolio

The Board considered other benefits derived by TAM and/or its affiliates from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Management Agreement.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Aegon High Yield Bond VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2022, and held for the entire six-month period until June 30, 2022.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period (B)	Ending Account Value June 30, 2022	Expenses Paid During Period (B)	Net Annualized Expense Ratio
Initial Class	$1,000.00	$861.40	$2.91	$1,021.70	$3.16	0.63%
Service Class	1,000.00	860.20	4.06	1,020.40	4.41	0.88

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2022

(unaudited)

Asset Allocation	Percentage of Net Assets
Corporate Debt Securities	97.2%
Other Investment Company	7.2
Loan Assignments	0.4
Repurchase Agreement	0.1
Common Stocks	0.0 *
Warrants	0.0 *
Net Other Assets (Liabilities)	(4.9)
Total	100.0%

Portfolio Characteristics	Years
Average Maturity §	7.23
Duration †	4.43

Credit Quality ‡	Percentage of Net Assets
AAA	0.1%
BBB	7.3
BB	47.8
B	36.0
CCC and Below	6.5
Not Rated	7.2
Net Other Assets (Liabilities)	(4.9)
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

*	Percentage rounds to less than 0.1% or (0.1)%.

§	Average Maturity is computed by weighting the maturity of each security in the Portfolio by the market value of the security, then averaging these weighted figures.

†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

‡

Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Portfolio itself has not been rated by an independent agency.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS

At June 30, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 97.2%
Aerospace & Defense - 0.8%
TransDigm, Inc.
4.88%, 05/01/2029	$822,000	$669,141
5.50%, 11/15/2027	417,000	352,886
Triumph Group, Inc.
7.75%, 08/15/2025 (A)	462,000	355,740
8.88%, 06/01/2024 (B)	135,000	135,995

		1,513,762

Airlines - 0.5%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd.
5.50%, 04/20/2026 (B)	214,000	196,620
5.75%, 04/20/2029 (B)	188,000	160,921
United Airlines Holdings, Inc. 4.88%, 01/15/2025 (A)	474,000	440,318
United Airlines Pass-Through Trust 4.63%, 03/03/2024	118,700	118,725

		916,584

Auto Components - 2.1%
Clarios Global LP / Clarios US Finance Co.
6.25%, 05/15/2026 (B)	462,000	444,675
8.50%, 05/15/2027 (B)	686,000	663,002
Dana, Inc.
4.50%, 02/15/2032	521,000	386,125
5.38%, 11/15/2027	369,000	319,504
5.63%, 06/15/2028 (A)	273,000	234,987
Goodyear Tire & Rubber Co.
4.88%, 03/15/2027 (A)	361,000	322,824
5.00%, 05/31/2026 - 07/15/2029 (A)	846,000	739,860
9.50%, 05/31/2025	350,000	361,878
Patrick Industries, Inc. 7.50%, 10/15/2027 (B)	761,000	703,925

		4,176,780

Banks - 1.8%
Barclays PLC
Fixed until 09/15/2023 (C), 7.75% (D)	482,000	473,565
Fixed until 06/15/2024 (C), 8.00% (D)	285,000	280,013
Citigroup, Inc. Fixed until 09/12/2024 (C), 5.00% (D)	996,000	876,480
Intesa Sanpaolo SpA
Fixed until 06/01/2031, 4.20% (D), 06/01/2032 (B)	200,000	146,849
5.71%, 01/15/2026 (B)	651,000	620,866
JPMorgan Chase & Co. Fixed until 02/01/2025 (C), 4.60% (D)	726,000	613,246
Lloyds Banking Group PLC Fixed until 06/27/2024 (C), 7.50% (D)	419,000	406,430

		3,417,449

Beverages - 0.5%
Primo Water Holdings, Inc. 4.38%, 04/30/2029 (B)	1,249,000	1,020,096

Biotechnology - 0.4%
Grifols Escrow Issuer SA 4.75%, 10/15/2028 (B)	813,000	705,277

Building Products - 0.6%
Builders FirstSource, Inc.
4.25%, 02/01/2032 (B)	136,000	103,519
5.00%, 03/01/2030 (B)	104,000	88,135

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Building Products (continued)
Cornerstone Building Brands, Inc. 6.13%, 01/15/2029 (B)	$ 159,000	$ 102,240
Standard Industries, Inc.
3.38%, 01/15/2031 (B)	358,000	264,416
4.38%, 07/15/2030 (B)	134,000	105,693
5.00%, 02/15/2027 (B)	609,000	544,002

		1,208,005

Capital Markets - 1.9%
Credit Suisse Group AG
Fixed until 02/11/2027 (C), 5.25% (B) (D)	200,000	154,497
Fixed until 12/18/2024 (C), 6.25% (B) (D)	166,000	151,060
Fixed until 08/21/2026 (C), 6.38% (B) (D)	387,000	319,758
Fixed until 09/12/2025 (C), 7.25% (B) (D)	465,000	404,015
Fixed until 07/17/2023 (C), 7.50% (B) (D)	345,000	318,263
Fixed until 12/11/2023 (C), 7.50% (B) (D)	655,000	623,257
Deutsche Bank AG
Fixed until 10/14/2030, 3.73% (D), 01/14/2032	299,000	225,210
Fixed until 10/30/2025 (C), 6.00% (D)	200,000	172,500
LPL Holdings, Inc. 4.00%, 03/15/2029 (B)	627,000	536,436
MSCI, Inc. 3.63%, 09/01/2030 (B)	936,000	780,277

		3,685,273

Chemicals - 1.8%
ASP Unifrax Holdings, Inc.
5.25%, 09/30/2028 (B)	155,000	123,674
7.50%, 09/30/2029 (B)	452,000	313,714
Eagle Intermediate Global Holding BV / Ruyi US Finance LLC 7.50%, 05/01/2025 (B)	836,000	597,740
NOVA Chemicals Corp.
4.88%, 06/01/2024 (B)	590,000	560,461
5.25%, 06/01/2027 (B)	1,112,000	953,762
Olin Corp.
5.00%, 02/01/2030	437,000	377,437
5.13%, 09/15/2027	409,000	375,942
5.63%, 08/01/2029	223,000	198,749

		3,501,479

Commercial Services & Supplies - 2.3%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
5.38%, 03/01/2029 (A) (B)	622,000	517,693
5.75%, 07/15/2027 (A) (B)	787,000	704,758
Covanta Holding Corp.
4.88%, 12/01/2029 (B)	392,000	319,233
5.00%, 09/01/2030	321,000	262,032
Garda World Security Corp.
4.63%, 02/15/2027 (B)	358,000	307,880
6.00%, 06/01/2029 (B)	485,000	372,844
9.50%, 11/01/2027 (B)	116,000	106,096
Harsco Corp. 5.75%, 07/31/2027 (B)	21,000	16,804
Nielsen Finance LLC / Nielsen Finance Co.
4.50%, 07/15/2029 (B)	417,000	376,176
5.63%, 10/01/2028 (B)	664,000	616,657
5.88%, 10/01/2030 (B)	153,000	140,478

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies (continued)
Stericycle, Inc.
3.88%, 01/15/2029 (B)	$ 242,000	$ 197,835
5.38%, 07/15/2024 (B)	562,000	542,572

		4,481,058

Communications Equipment - 1.3%
Avaya, Inc. 6.13%, 09/15/2028 (B)	1,279,000	834,548
CommScope Technologies LLC 6.00%, 06/15/2025 (B)	839,000	725,735
CommScope, Inc.
4.75%, 09/01/2029 (B)	619,000	499,344
6.00%, 03/01/2026 (B)	317,000	291,398
8.25%, 03/01/2027 (B)	316,000	249,798

		2,600,823

Construction & Engineering - 0.3%
Abengoa Abenewco 2 SA PIK Rate 1.50%, Cash Rate 0.00%, 10/26/2024 (B) (E)	314,199	1,571
Ashton Woods USA LLC / Ashton Woods Finance Co.
4.63%, 08/01/2029 - 04/01/2030 (B)	445,000	329,947
6.63%, 01/15/2028 (B)	310,000	263,500

		595,018

Construction Materials - 0.1%
Advanced Drainage Systems, Inc. 6.38%, 06/15/2030 (B)	166,000	162,315
Eco Material Technologies, Inc. 7.88%, 01/31/2027 (B)	118,000	104,878

		267,193

Consumer Finance - 2.0%
Altice Financing SA 5.00%, 01/15/2028 (B)	296,000	235,521
Ford Motor Credit Co. LLC
2.70%, 08/10/2026	245,000	208,862
3.38%, 11/13/2025	627,000	565,648
4.00%, 11/13/2030	625,000	506,409
4.39%, 01/08/2026	676,000	622,637
4.95%, 05/28/2027	693,000	637,757
Navient Corp.
5.00%, 03/15/2027	153,000	126,186
5.50%, 03/15/2029	210,000	161,881
5.88%, 10/25/2024	963,000	885,526

		3,950,427

Containers & Packaging - 4.2%
ARD Finance SA PIK Rate 7.25%, Cash Rate 6.50%, 06/30/2027 (B) (F)	472,000	346,920
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC
3.25%, 09/01/2028 (B)	442,000	377,274
4.00%, 09/01/2029 (B)	548,000	437,819
6.00%, 06/15/2027 (B)	275,000	271,562
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 5.25%, 08/15/2027 (A) (B)	388,000	271,747

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Containers & Packaging (continued)
Ball Corp. 2.88%, 08/15/2030	$ 1,384,000	$ 1,113,996
Cascades, Inc. / Cascades USA, Inc.
5.13%, 01/15/2026 (B)	52,000	47,484
5.38%, 01/15/2028 (B)	1,122,000	953,773
Clydesdale Acquisition Holdings, Inc. 6.63%, 04/15/2029 (B)	487,000	458,038
Crown Americas LLC / Crown Americas Capital Corp. VI 4.75%, 02/01/2026	1,335,000	1,270,413
Graphic Packaging International LLC 3.50%, 03/15/2028 - 03/01/2029 (B)	1,003,000	857,493
Owens-Brockway Glass Container, Inc.
5.88%, 08/15/2023 (B)	316,000	312,840
6.38%, 08/15/2025 (B)	184,000	175,575
Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer LLC 4.00%, 10/15/2027 (B)	580,000	495,900
Trivium Packaging Finance BV
5.50%, 08/15/2026 (B)	428,000	402,607
8.50%, 08/15/2027 (A) (B)	345,000	323,486

		8,116,927

Diversified Consumer Services - 0.3%
WW International, Inc. 4.50%, 04/15/2029 (A) (B)	786,000	523,437

Diversified Financial Services - 3.1%
Avation Capital SA PIK Rate 9.00%, Cash Rate 8.25%, 10/31/2026 (B) (F)	570,998	452,851
Dana Financing Luxembourg SARL 5.75%, 04/15/2025 (B)	909,000	867,958
ILFC E-Capital Trust I 1.55% + Max of 3-Month LIBOR, 10-Year CMT, or 30-Year CMT, 4.85% (D), 12/21/2065 (B)	1,778,000	1,297,979
ILFC E-Capital Trust II 1.80% + Max of 3-Month LIBOR, 15-Year CMT or 30-Year CMT, 5.10% (D), 12/21/2065 (B)	256,000	192,284
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
4.25%, 02/01/2027 (B)	566,000	456,914
5.25%, 10/01/2025 (B)	511,000	462,455
United Wholesale Mortgage LLC
5.50%, 11/15/2025 (B)	308,000	263,830
5.50%, 04/15/2029 (A) (B)	460,000	352,190
5.75%, 06/15/2027 (B)	450,000	359,157
Virgin Media Secured Finance PLC
4.50%, 08/15/2030 (B)	350,000	287,604
5.50%, 05/15/2029 (B)	1,139,000	1,011,090

		6,004,312

Diversified Telecommunication Services - 4.6%
Cablevision Lightpath LLC 3.88%, 09/15/2027 (B)	215,000	177,913
Frontier Communications Holdings LLC
5.00%, 05/01/2028 (B)	224,000	190,960
6.00%, 01/15/2030 (A) (B)	357,000	275,783

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services (continued)
Frontier Communications Holdings LLC (continued)
6.75%, 05/01/2029 (B)	$ 773,000	$ 635,792
8.75%, 05/15/2030 (B)	272,000	276,432
Hughes Satellite Systems Corp.
5.25%, 08/01/2026	203,000	187,962
6.63%, 08/01/2026	432,000	383,400
Iliad Holding SASU
6.50%, 10/15/2026 (B)	459,000	413,481
7.00%, 10/15/2028 (B)	534,000	463,683
Intelsat Jackson Holdings SA 8.50%, 10/15/2024 (B) (E) (G)	305,000	0
Level 3 Financing, Inc.
3.63%, 01/15/2029 (B)	418,000	322,285
3.75%, 07/15/2029 (B)	621,000	480,160
4.25%, 07/01/2028 (B)	505,000	408,101
Lumen Technologies, Inc.
4.50%, 01/15/2029 (B)	479,000	356,565
5.13%, 12/15/2026 (B)	620,000	521,928
5.38%, 06/15/2029 (B)	575,000	455,271
7.50%, 04/01/2024	1,208,000	1,191,390
Switch Ltd.
3.75%, 09/15/2028 (B)	452,000	446,675
4.13%, 06/15/2029 (B)	507,000	501,841
Telecom Italia Capital SA
6.00%, 09/30/2034	337,000	254,189
6.38%, 11/15/2033	335,000	258,687
Zayo Group Holdings, Inc. 4.00%, 03/01/2027 (B)	921,000	761,004

		8,963,502

Electric Utilities - 1.1%
Elwood Energy LLC 8.16%, 07/05/2026	379,914	378,014
NRG Energy, Inc.
3.38%, 02/15/2029 (B)	193,000	155,637
3.63%, 02/15/2031 (B)	275,000	215,597
3.88%, 02/15/2032 (B)	219,000	173,948
Vistra Operations Co. LLC
4.38%, 05/01/2029 (B)	517,000	432,538
5.00%, 07/31/2027 (B)	771,000	698,719
5.63%, 02/15/2027 (B)	67,000	62,817

		2,117,270

Electronic Equipment, Instruments & Components - 0.2%
Sensata Technologies BV 4.00%, 04/15/2029 (B)	212,000	179,793
Sensata Technologies, Inc.
3.75%, 02/15/2031 (B)	66,000	52,896
4.38%, 02/15/2030 (B)	295,000	250,588

		483,277

Energy Equipment & Services - 1.3%
Archrock Partners LP / Archrock Partners Finance Corp. 6.25%, 04/01/2028 (B)	599,000	530,295
CSI Compressco LP / CSI Compressco Finance, Inc.
7.50%, 04/01/2025 (A) (B)	240,000	222,944
7.50%, 04/01/2025 (B)	233,000	216,441

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Energy Equipment & Services (continued)
CSI Compressco LP / CSI Compressco Finance, Inc. (continued)
PIK Rate 3.50%, Cash Rate 7.25%, 04/01/2026 (B) (F)	$ 758,549	$ 690,448
Sunnova Energy Corp. 5.88%, 09/01/2026 (A) (B)	434,000	372,605
USA Compression Partners LP / USA Compression Finance Corp. 6.88%, 09/01/2027	568,000	504,100

		2,536,833

Entertainment - 0.7%
CDI Escrow Issuer, Inc. 5.75%, 04/01/2030 (B)	551,000	507,080
Netflix, Inc.
4.88%, 04/15/2028	698,000	658,395
5.38%, 11/15/2029 (B)	159,000	150,255
Scientific Games Holdings LP / Scientific Games US FinCo, Inc. 6.63%, 03/01/2030 (B)	91,000	77,350

		1,393,080

Equity Real Estate Investment Trusts - 3.4%
HAT Holdings I LLC / HAT Holdings II LLC
3.38%, 06/15/2026 (B)	836,000	718,960
6.00%, 04/15/2025 (B)	171,000	163,733
Iron Mountain Information Management Services, Inc. 5.00%, 07/15/2032 (B)	371,000	299,080
Iron Mountain, Inc.
4.50%, 02/15/2031 (B)	183,000	149,538
5.25%, 03/15/2028 (B)	938,000	840,056
iStar, Inc.
4.25%, 08/01/2025	654,000	603,315
5.50%, 02/15/2026	449,000	422,439
MPT Operating Partnership LP / MPT Finance Corp. 3.50%, 03/15/2031	616,000	480,480
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer
5.88%, 10/01/2028 (B)	293,000	267,418
7.50%, 06/01/2025 (B)	782,000	780,393
SBA Communications Corp.
3.13%, 02/01/2029	662,000	541,847
3.88%, 02/15/2027	425,000	387,281
VICI Properties LP / VICI Note Co., Inc.
3.88%, 02/15/2029 (B)	319,000	275,311
4.63%, 06/15/2025 (B)	167,000	158,859
5.75%, 02/01/2027 (B)	480,000	455,472

		6,544,182

Food & Staples Retailing - 1.2%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP
3.25%, 03/15/2026 (B)	157,000	136,911
3.50%, 03/15/2029 (B)	929,000	751,853
4.63%, 01/15/2027 (B)	442,000	394,847
7.50%, 03/15/2026 (B)	155,000	152,675

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food & Staples Retailing (continued)
Rite Aid Corp.
7.50%, 07/01/2025 (B) (H)	$ 387,000	$ 315,405
8.00%, 11/15/2026 (A) (B)	712,000	555,360

		2,307,051

Food Products - 2.5%
Darling Ingredients, Inc. 6.00%, 06/15/2030 (B)	106,000	105,708
Kraft Heinz Foods Co.
3.88%, 05/15/2027	582,000	563,639
4.88%, 10/01/2049	324,000	287,862
5.00%, 07/15/2035 - 06/04/2042	551,000	526,645
6.88%, 01/26/2039	180,000	198,543
Pilgrim’s Pride Corp.
3.50%, 03/01/2032 (B)	427,000	333,594
5.88%, 09/30/2027 (B)	908,000	869,410
Post Holdings, Inc.
4.50%, 09/15/2031 (B)	339,000	277,251
4.63%, 04/15/2030 (B)	513,000	432,844
5.50%, 12/15/2029 (B)	1,104,000	986,954
5.63%, 01/15/2028 (A) (B)	321,000	304,693

		4,887,143

Health Care Equipment & Supplies - 0.4%
Medline Borrower LP 3.88%, 04/01/2029 (B)	886,000	755,492

Health Care Providers & Services - 6.0%
Acadia Healthcare Co., Inc. 5.00%, 04/15/2029 (B)	674,000	610,617
AdaptHealth LLC
4.63%, 08/01/2029 (B)	66,000	54,285
5.13%, 03/01/2030 (B)	146,000	123,065
6.13%, 08/01/2028 (B)	668,000	590,859
Centene Corp.
3.38%, 02/15/2030	76,000	64,424
4.25%, 12/15/2027	207,000	192,644
4.63%, 12/15/2029	187,000	173,480
CHS / Community Health Systems, Inc.
5.25%, 05/15/2030 (B)	503,000	382,155
5.63%, 03/15/2027 (B)	319,000	269,954
6.88%, 04/15/2029 (A) (B)	63,000	40,635
8.00%, 03/15/2026 (B)	1,429,000	1,292,159
DaVita, Inc.
3.75%, 02/15/2031 (B)	943,000	667,078
4.63%, 06/01/2030 (B)	595,000	464,018
Encompass Health Corp.
4.50%, 02/01/2028	311,000	266,026
4.63%, 04/01/2031	60,000	48,588
4.75%, 02/01/2030	218,000	182,235
5.75%, 09/15/2025	778,000	764,047
HCA, Inc.
3.50%, 09/01/2030	349,000	296,961
5.25%, 06/15/2026	245,000	245,167
5.88%, 02/15/2026 - 02/01/2029	1,570,000	1,575,722
Molina Healthcare, Inc. 4.38%, 06/15/2028 (B)	691,000	617,966
Tenet Healthcare Corp.
4.25%, 06/01/2029 (B)	557,000	470,381
4.63%, 06/15/2028 (B)	28,000	24,382

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
Tenet Healthcare Corp. (continued)
4.88%, 01/01/2026 (B)	$ 617,000	$ 567,640
5.13%, 11/01/2027 (B)	317,000	285,300
6.13%, 10/01/2028 - 06/15/2030 (B)	1,542,000	1,368,791

		11,638,579

Hotels, Restaurants & Leisure - 7.4%
1011778 BC ULC / New Red Finance, Inc.
3.88%, 01/15/2028 (B)	401,000	348,870
4.00%, 10/15/2030 (B)	625,000	507,541
Boyd Gaming Corp.
4.75%, 12/01/2027 (A)	18,000	16,334
4.75%, 06/15/2031 (B)	419,000	354,063
Boyne USA, Inc. 4.75%, 05/15/2029 (B)	695,000	601,828
Caesars Entertainment, Inc.
4.63%, 10/15/2029 (A) (B)	719,000	555,428
6.25%, 07/01/2025 (B)	327,000	313,750
Carnival Corp.
6.00%, 05/01/2029 (B)	583,000	407,371
7.63%, 03/01/2026 (B)	192,000	148,320
10.50%, 02/01/2026 - 06/01/2030 (B)	758,000	671,453
Hilton Domestic Operating Co., Inc.
4.88%, 01/15/2030	471,000	425,666
5.38%, 05/01/2025 (B)	37,000	36,260
5.75%, 05/01/2028 (B)	69,000	65,882
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Escrow, Inc.
4.88%, 07/01/2031 (B)	621,000	474,002
5.00%, 06/01/2029 (B)	289,000	234,090
International Game Technology PLC
4.13%, 04/15/2026 (B)	227,000	205,435
6.25%, 01/15/2027 (B)	214,000	208,142
6.50%, 02/15/2025 (B)	328,000	326,360
Lions Gate Capital Holdings LLC 5.50%, 04/15/2029 (B)	643,000	499,496
MGM Resorts International
4.63%, 09/01/2026	341,000	300,458
4.75%, 10/15/2028	633,000	532,321
5.50%, 04/15/2027	321,000	287,856
5.75%, 06/15/2025	613,000	583,883
6.75%, 05/01/2025	156,000	153,075
NCL Corp. Ltd. 5.88%, 03/15/2026 - 02/15/2027 (B)	1,303,000	1,038,431
Royal Caribbean Cruises Ltd.
4.25%, 07/01/2026 (B)	170,000	120,761
5.38%, 07/15/2027 (B)	320,000	228,656
5.50%, 04/01/2028 (A) (B)	276,000	191,820
9.13%, 06/15/2023 (B)	107,000	105,674
10.88%, 06/01/2023 (B)	191,000	191,038
11.50%, 06/01/2025 (B)	124,000	127,410
Scientific Games International, Inc. 7.00%, 05/15/2028 (B)	719,000	679,239
Station Casinos LLC 4.50%, 02/15/2028 (B)	640,000	540,550
Travel & Leisure Co.
4.50%, 12/01/2029 (B)	392,000	303,657
5.65%, 04/01/2024	823,000	808,598
6.00%, 04/01/2027	597,000	539,955
6.60%, 10/01/2025	8,000	7,757

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure (continued)
Viking Cruises Ltd.
5.88%, 09/15/2027 (B)	$ 803,000	$ 599,903
6.25%, 05/15/2025 (B)	787,000	663,048

		14,404,381

Household Durables - 1.0%
Beazer Homes USA, Inc.
5.88%, 10/15/2027	396,000	304,924
6.75%, 03/15/2025	517,000	477,998
7.25%, 10/15/2029	588,000	465,986
Century Communities, Inc. 6.75%, 06/01/2027	25,000	23,844
KB Home 7.25%, 07/15/2030	211,000	199,893
Meritage Homes Corp.
5.13%, 06/06/2027	289,000	264,411
6.00%, 06/01/2025	135,000	131,659

		1,868,715

Household Products - 0.5%
Central Garden & Pet Co. 4.13%, 04/30/2031 (B)	466,000	374,098
Energizer Holdings, Inc. 6.50%, 12/31/2027 (B)	148,000	129,685
Spectrum Brands, Inc. 3.88%, 03/15/2031 (B)	687,000	553,574

		1,057,357

Independent Power & Renewable Electricity Producers - 1.3%
Calpine Corp.
3.75%, 03/01/2031 (B)	585,000	472,914
4.50%, 02/15/2028 (B)	753,000	683,077
5.00%, 02/01/2031 (B)	140,000	113,400
5.13%, 03/15/2028 (A) (B)	472,000	418,865
Clearway Energy Operating LLC
3.75%, 02/15/2031 (B)	314,000	253,153
4.75%, 03/15/2028 (B)	573,000	515,317

		2,456,726

Insurance - 1.7%
Global Atlantic Finance Co. Fixed until 07/15/2026, 4.70% (D), 10/15/2051 (B)	620,000	497,609
Hartford Financial Services Group, Inc. 3-Month LIBOR + 2.13%, 3.54% (D), 02/12/2067 (B)	907,000	715,868
Lincoln National Corp. 3-Month LIBOR + 2.36%, 3.80% (D), 05/17/2066	1,669,000	1,158,042
Ohio National Financial Services, Inc. 5.80%, 01/24/2030 (B)	961,000	927,108

		3,298,627

IT Services - 1.1%
Conduent Business Services LLC / Conduent State & Local Solutions, Inc. 6.00%, 11/01/2029 (B)	728,000	614,470
Gartner, Inc.
3.63%, 06/15/2029 (B)	101,000	87,504
3.75%, 10/01/2030 (B)	211,000	182,113
4.50%, 07/01/2028 (B)	698,000	640,907

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
IT Services (continued)
Rackspace Technology Global, Inc. 3.50%, 02/15/2028 (A) (B)	$ 898,000	$ 703,008

		2,228,002

Leisure Products - 0.2%
Mattel, Inc.
5.45%, 11/01/2041	284,000	250,658
6.20%, 10/01/2040	50,000	47,750

		298,408

Life Sciences Tools & Services - 0.1%
Charles River Laboratories International, Inc.
3.75%, 03/15/2029 (B)	128,000	111,085
4.00%, 03/15/2031 (B)	128,000	109,113

		220,198

Machinery - 1.9%
Allison Transmission, Inc. 3.75%, 01/30/2031 (B)	473,000	379,081
Madison IAQ LLC
4.13%, 06/30/2028 (B)	367,000	303,121
5.88%, 06/30/2029 (B)	110,000	83,050
Meritor, Inc.
4.50%, 12/15/2028 (B)	82,000	78,951
6.25%, 06/01/2025 (B)	154,000	157,935
SPX FLOW, Inc. 8.75%, 04/01/2030 (A) (B)	781,000	654,088
SRM Escrow Issuer LLC 6.00%, 11/01/2028 (B)	1,137,000	955,257
Vertiv Group Corp. 4.13%, 11/15/2028 (B)	492,000	399,465
Wabash National Corp. 4.50%, 10/15/2028 (B)	782,000	598,230

		3,609,178

Media - 10.7%
Arches Buyer, Inc.
4.25%, 06/01/2028 (B)	577,000	468,357
6.13%, 12/01/2028 (A) (B)	372,000	303,409
CCO Holdings LLC / CCO Holdings Capital Corp.
4.25%, 02/01/2031 - 01/15/2034 (B)	671,000	527,868
4.50%, 08/15/2030 - 06/01/2033 (B)	934,000	753,610
4.50%, 05/01/2032	298,000	240,635
4.75%, 03/01/2030 - 02/01/2032 (B)	1,607,000	1,356,384
5.00%, 02/01/2028 (B)	423,000	389,333
5.38%, 06/01/2029 (B)	290,000	259,188
5.50%, 05/01/2026 (B)	348,000	339,472
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/2027 (B)	584,000	490,560
7.50%, 06/01/2029 (B)	220,000	157,856
7.75%, 04/15/2028 (A) (B)	563,000	408,794
CSC Holdings LLC
4.13%, 12/01/2030 (B)	248,000	193,440
4.50%, 11/15/2031 (B)	462,000	355,139
4.63%, 12/01/2030 (B)	704,000	471,680
5.38%, 02/01/2028 (A) (B)	400,000	346,000
5.75%, 01/15/2030 (B)	1,253,000	911,557
6.50%, 02/01/2029 (B)	460,000	414,069
7.50%, 04/01/2028 (B)	250,000	208,750

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
Diamond Sports Group LLC / Diamond Sports Finance Co. 5.38%, 08/15/2026 (B)	$ 974,000	$ 243,500
Directv Financing LLC / Directv Financing Co-Obligor, Inc. 5.88%, 08/15/2027 (B)	1,153,000	991,113
DISH DBS Corp.
5.00%, 03/15/2023	407,000	388,685
5.25%, 12/01/2026 (B)	444,000	346,433
5.75%, 12/01/2028 (B)	455,000	336,887
7.38%, 07/01/2028	360,000	243,263
7.75%, 07/01/2026	409,000	320,043
Gray Escrow II, Inc. 5.38%, 11/15/2031 (B)	558,000	447,098
Gray Television, Inc.
4.75%, 10/15/2030 (B)	969,000	763,087
7.00%, 05/15/2027 (B)	857,000	821,434
iHeartCommunications, Inc. 8.38%, 05/01/2027 (A)	1,147,386	911,805
LCPR Senior Secured Financing DAC
5.13%, 07/15/2029 (B)	430,000	359,050
6.75%, 10/15/2027 (B)	616,000	574,623
Sinclair Television Group, Inc.
4.13%, 12/01/2030 (B)	319,000	253,020
5.50%, 03/01/2030 (A) (B)	635,000	467,465
Sirius XM Radio, Inc.
3.13%, 09/01/2026 (B)	211,000	186,196
4.13%, 07/01/2030 (B)	474,000	395,904
5.00%, 08/01/2027 (B)	31,000	28,677
5.50%, 07/01/2029 (B)	357,000	325,316
TEGNA, Inc.
4.63%, 03/15/2028	370,000	347,053
4.75%, 03/15/2026 (A) (B)	211,000	202,505
Univision Communications, Inc.
6.63%, 06/01/2027 (B)	541,000	514,307
7.38%, 06/30/2030 (B)	93,000	91,294
UPC Broadband Finco BV 4.88%, 07/15/2031 (B)	501,000	408,315
UPC Holding BV 5.50%, 01/15/2028 (B)	374,000	312,758
Virgin Media Finance PLC 5.00%, 07/15/2030 (B)	447,000	354,248
VZ Secured Financing BV 5.00%, 01/15/2032 (B)	1,448,000	1,201,840
Ziggo Bond Co. BV 6.00%, 01/15/2027 (B)	500,000	442,500

		20,874,520

Metals & Mining - 4.3%
Big River Steel LLC / BRS Finance Corp. 6.63%, 01/31/2029 (B)	387,000	359,139
Constellium SE
5.63%, 06/15/2028 (B)	1,025,000	915,651
5.88%, 02/15/2026 (B)	1,656,000	1,546,124
First Quantum Minerals Ltd. 7.50%, 04/01/2025 (B)	234,000	221,239
FMG Resources August 2006 Pty Ltd.
5.88%, 04/15/2030 (B)	540,000	489,775
6.13%, 04/15/2032 (B)	170,000	153,000

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Metals & Mining (continued)
Freeport-McMoRan, Inc.
4.13%, 03/01/2028	$ 317,000	$ 294,642
4.25%, 03/01/2030	341,000	310,517
4.38%, 08/01/2028	443,000	413,789
4.63%, 08/01/2030 (A)	443,000	411,007
5.45%, 03/15/2043	437,000	404,247
Mineral Resources Ltd.
8.13%, 05/01/2027 (B)	705,000	685,728
8.50%, 05/01/2030 (B)	813,000	800,805
New Gold, Inc. 7.50%, 07/15/2027 (B)	906,000	789,353
Novelis Corp.
3.25%, 11/15/2026 (B)	70,000	59,169
3.88%, 08/15/2031 (B)	71,000	54,439
4.75%, 01/30/2030 (B)	463,000	384,836

		8,293,460

Oil, Gas & Consumable Fuels - 11.6%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.38%, 06/15/2029 (B)	603,000	540,023
7.88%, 05/15/2026 (B)	539,000	538,402
Antero Resources Corp. 8.38%, 07/15/2026 (B)	82,000	86,715
Callon Petroleum Co.
6.38%, 07/01/2026	180,000	166,050
7.50%, 06/15/2030 (B)	182,000	168,070
8.00%, 08/01/2028 (A) (B)	329,000	316,037
8.25%, 07/15/2025	839,000	817,779
Cheniere Corpus Christi Holdings LLC 5.88%, 03/31/2025	170,000	174,164
Cheniere Energy Partners LP 4.00%, 03/01/2031	600,000	510,180
Cheniere Energy, Inc. 4.63%, 10/15/2028	309,000	278,276
Civitas Resources, Inc. 5.00%, 10/15/2026 (B)	305,000	273,738
Comstock Resources, Inc. 5.88%, 01/15/2030 (B)	463,000	398,180
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. 8.00%, 04/01/2029 (B)	999,000	927,831
CrownRock LP / CrownRock Finance, Inc.
5.00%, 05/01/2029 (B)	17,000	15,246
5.63%, 10/15/2025 (B)	1,068,000	1,003,920
DCP Midstream LP Fixed until 12/15/2022 (C), 7.38% (D)	486,000	425,487
DCP Midstream Operating LP 5.38%, 07/15/2025	591,000	574,747
DT Midstream, Inc.
4.13%, 06/15/2029 (B)	368,000	310,960
4.38%, 06/15/2031 (B)	92,000	76,820
eG Global Finance PLC 6.75%, 02/07/2025 (B)	701,000	660,962
EQM Midstream Partners LP
6.00%, 07/01/2025 (B)	59,000	56,776
6.50%, 07/01/2027 (B)	314,000	291,938
Hess Midstream Operations LP
4.25%, 02/15/2030 (B)	31,000	25,965
5.13%, 06/15/2028 (B)	626,000	561,835

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Holly Energy Partners LP / Holly Energy Finance Corp. 6.38%, 04/15/2027 (B)	$ 450,000	$ 424,125
Ithaca Energy North Sea PLC 9.00%, 07/15/2026 (B)	675,000	622,687
Kinder Morgan, Inc.
7.75%, 01/15/2032	245,000	286,557
8.05%, 10/15/2030	134,000	153,891
Moss Creek Resources Holdings, Inc.
7.50%, 01/15/2026 (A) (B)	115,000	102,123
10.50%, 05/15/2027 (B)	441,000	416,745
NuStar Logistics LP
5.63%, 04/28/2027	451,000	401,646
5.75%, 10/01/2025	115,000	107,525
6.00%, 06/01/2026	100,000	93,500
Oasis Petroleum, Inc. 6.38%, 06/01/2026 (B)	473,000	437,525
Occidental Petroleum Corp.
5.88%, 09/01/2025	353,000	351,464
6.13%, 01/01/2031 (A)	79,000	80,061
6.20%, 03/15/2040	359,000	353,615
6.45%, 09/15/2036	1,194,000	1,223,850
6.60%, 03/15/2046	193,000	204,966
6.63%, 09/01/2030	432,000	444,960
7.15%, 05/15/2028	433,000	450,320
Ovintiv, Inc. 7.38%, 11/01/2031	276,000	304,145
Parkland Corp.
4.50%, 10/01/2029 (B)	217,000	176,014
4.63%, 05/01/2030 (B)	77,000	62,465
5.88%, 07/15/2027 (B)	531,000	481,883
PDC Energy, Inc. 6.13%, 09/15/2024	635,000	630,679
SM Energy Co.
5.63%, 06/01/2025 (A)	169,000	159,705
6.50%, 07/15/2028	56,000	51,507
6.63%, 01/15/2027	832,000	777,920
6.75%, 09/15/2026	222,000	209,426
Southwestern Energy Co.
4.75%, 02/01/2032	225,000	191,736
5.38%, 03/15/2030	277,000	255,533
Summit Midstream Holdings LLC / Summit Midstream Finance Corp.
5.75%, 04/15/2025	343,000	268,398
8.50%, 10/15/2026 (B)	242,000	217,195
Summit Midstream Partners LP Fixed until 12/15/2022 (C), 9.50% (D)	672,000	481,855
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
4.00%, 01/15/2032	250,000	213,940
4.88%, 02/01/2031	938,000	855,083
5.00%, 01/15/2028	450,000	428,409
5.50%, 03/01/2030	378,000	360,007
6.50%, 07/15/2027	255,000	259,924
Western Midstream Operating LP
5.30%, 03/01/2048	699,000	563,499
5.45%, 04/01/2044	251,000	208,616

		22,513,600

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Paper & Forest Products - 0.6%
Domtar Corp. 6.75%, 10/01/2028 (B)	$ 517,000	$ 486,783
Glatfelter Corp. 4.75%, 11/15/2029 (A) (B)	912,000	638,400

		1,125,183

Personal Products - 0.5%
Coty, Inc.
5.00%, 04/15/2026 (B)	572,000	524,095
6.50%, 04/15/2026 (A) (B)	436,000	402,554

		926,649

Pharmaceuticals - 1.7%
Bausch Health Americas, Inc.
8.50%, 01/31/2027 (A) (B)	532,000	373,065
9.25%, 04/01/2026 (B)	336,000	240,240
Bausch Health Cos., Inc.
5.00%, 01/30/2028 - 02/15/2029 (B)	574,000	298,403
5.25%, 01/30/2030 - 02/15/2031 (B)	619,000	319,071
5.50%, 11/01/2025 (B)	278,000	244,163
7.00%, 01/15/2028 (B)	161,000	92,172
Endo Dac / Endo Finance LLC / Endo Finco, Inc. 9.50%, 07/31/2027 (B)	322,000	65,209
Endo Luxembourg Finance Co. I SARL / Endo US, Inc. 6.13%, 04/01/2029 (A) (B)	458,000	345,790
Organon & Co. / Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/2028 (B)	485,000	427,193
5.13%, 04/30/2031 (B)	245,000	212,849
Par Pharmaceutical, Inc. 7.50%, 04/01/2027 (B)	938,000	712,880

		3,331,035

Real Estate Management & Development - 0.2%
Cushman & Wakefield US Borrower LLC 6.75%, 05/15/2028 (B)	502,000	466,232

Road & Rail - 1.3%
Hertz Corp.
4.63%, 12/01/2026 (B)	69,000	57,690
5.00%, 12/01/2029 (B)	194,000	150,045
Uber Technologies, Inc.
4.50%, 08/15/2029 (B)	871,000	715,592
6.25%, 01/15/2028 (A) (B)	59,000	54,566
7.50%, 09/15/2027 (B)	1,134,000	1,098,562
8.00%, 11/01/2026 (B)	426,000	424,083

		2,500,538

Software - 1.4%
Crowdstrike Holdings, Inc. 3.00%, 02/15/2029 (A)	663,000	573,495
Helios Software Holdings, Inc. / ION Corp. Solutions Finance SARL 4.63%, 05/01/2028 (B)	813,000	652,089
NCR Corp.
5.00%, 10/01/2028 (B)	203,000	171,877
5.13%, 04/15/2029 (B)	499,000	422,024
5.25%, 10/01/2030 (B)	481,000	414,863

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Software (continued)
NCR Corp. (continued)
5.75%, 09/01/2027 (B)	$ 312,000	$ 276,909
6.13%, 09/01/2029 (B)	348,000	300,701

		2,811,958

Specialty Retail - 1.0%
Bath & Body Works, Inc.
6.63%, 10/01/2030 (B)	214,000	183,040
6.75%, 07/01/2036	497,000	398,201
6.88%, 11/01/2035	325,000	261,320
7.50%, 06/15/2029	226,000	205,673
9.38%, 07/01/2025 (B)	56,000	56,809
Gap, Inc.
3.63%, 10/01/2029 (B)	121,000	84,966
3.88%, 10/01/2031 (A) (B)	121,000	84,398
Staples, Inc. 7.50%, 04/15/2026 (B)	787,000	662,654

		1,937,061

Technology Hardware, Storage & Peripherals - 0.2%
Western Digital Corp. 4.75%, 02/15/2026	452,000	430,128

Trading Companies & Distributors - 1.2%
Boise Cascade Co. 4.88%, 07/01/2030 (B)	801,000	700,635
Herc Holdings, Inc. 5.50%, 07/15/2027 (B)	919,000	839,406
United Rentals North America, Inc.
3.75%, 01/15/2032	395,000	324,433
4.00%, 07/15/2030	557,000	476,168
5.50%, 05/15/2027	77,000	75,511

		2,416,153

Wireless Telecommunication Services - 1.9%
Altice France SA 5.50%, 10/15/2029 (B)	596,000	455,225
Sprint Corp.
7.13%, 06/15/2024	892,000	915,415
7.63%, 03/01/2026	409,000	430,933
T-Mobile USA, Inc.
2.25%, 02/15/2026	130,000	117,923
2.63%, 02/15/2029	135,000	113,648
2.88%, 02/15/2031	134,000	110,384
3.38%, 04/15/2029	455,000	397,756
Vmed O2 Financing I PLC
4.25%, 01/31/2031 (B)	585,000	470,194
4.75%, 07/15/2031 (B)	779,000	629,315

		3,640,793

Total Corporate Debt Securities (Cost $218,743,819)		189,019,211

LOAN ASSIGNMENTS - 0.4%
Communications Equipment - 0.2%
Avaya, Inc. Term Loan B, 1-Month LIBOR + 4.25%, 5.57% (D), 12/15/2027	648,571	476,699

	Principal	Value

LOAN ASSIGNMENTS (continued)
Media - 0.2%
Clear Channel Outdoor Holdings, Inc. Term Loan B, 3-Month LIBOR + 3.50%, 4.74% (D), 08/21/2026	$ 374,413	$ 319,304

Total Loan Assignments (Cost $1,018,699)		796,003

	Shares	Value
COMMON STOCKS - 0.0% (I)
Building Products - 0.0%
Associated Materials LLC / AMH New Finance, Inc. (E) (G) (J) (K)	289,929	0

Diversified Telecommunication Services - 0.0% (I)
Intelsat SA (E) (J)	2,946	83,961

Electric Utilities - 0.0% (I)
Homer City Generation LLC (E) (H) (J) (K)	39,132	391

Oil, Gas & Consumable Fuels - 0.0%
Ultra Resources, Inc. (E) (G) (J) (K)	123	0

Total Common Stocks (Cost $2,401,950)		84,352

WARRANTS - 0.0% (I)
Air Freight & Logistics - 0.0%
Avation PLC, (A) (E) (G) (J) (K) Exercise Price $0.00, Expiration Date 10/31/2026	5,250	0

Construction & Engineering - 0.0% (I)
Abengoa Abenewco 2 SA, (B) (E) (J) (L) Exercise Price $0.00, Expiration Date 10/11/2024	314,199	3

Total Warrants (Cost $48,357)		3

OTHER INVESTMENT COMPANY - 7.2%
Securities Lending Collateral - 7.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.54% (M)	13,977,890	13,977,890

Total Other Investment Company (Cost $13,977,890)		13,977,890

	Principal	Value
REPURCHASE AGREEMENT - 0.1%
Fixed Income Clearing Corp., 0.35% (M), dated 06/30/2022, to be repurchased at $205,591 on 07/01/2022. Collateralized by a U.S. Government Obligation, 3.00%, due 06/30/2024, and with a value of $209,770.	$205,589	205,589

Total Repurchase Agreement (Cost $205,589)		205,589

Total Investments (Cost $236,396,304)		204,083,048
Net Other Assets (Liabilities) - (4.9)%		(9,601,220)

Net Assets - 100.0%		$194,481,828

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (N)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (O)	Value
ASSETS
Investments
Corporate Debt Securities	$—	$189,019,211	$0	$189,019,211
Loan Assignments	—	796,003	—	796,003
Common Stocks	—	—	84,352	84,352
Warrants	—	—	3	3
Other Investment Company	13,977,890	—	—	13,977,890
Repurchase Agreement	—	205,589	—	205,589

Total Investments	$13,977,890	$190,020,803	$84,355	$204,083,048

Transfers
Investments	Transfers from Level 1 to Level 3	Transfers from Level 3 to Level 1	Transfers from Level 2 to Level 3	Transfers from Level 3 to Level 2
Warrants (L)	$—	$—	$3	$—

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $14,535,611, collateralized by cash collateral of $13,977,890 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $854,953. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2022, the total value of 144A securities is $133,301,663, representing 68.5% of the Portfolio’s net assets.
(C)	Perpetual maturity. The date displayed is the next call date.
(D)	Floating or variable rate securities. The rates disclosed are as of June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(E)	Securities are Level 3 of the fair value hierarchy.
(F)	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock. If the securities make a cash payment in addition to in-kind, the cash rate is disclosed separately.
(G)	Securities deemed worthless.
(H)	Restricted securities. At June 30, 2022, the value of such securities held by the Portfolio are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Corporate Debt Securities	Rite Aid Corp. 7.50%, 07/01/2025	07/18/2017 - 01/02/2020	$356,996	$315,405	0.2%

Common Stocks	Homer City Generation LLC	01/10/2011 - 04/01/2013	2,125,325	391	0.0	(I)

Total			$2,482,321	$315,796	0.2%

(I)	Percentage rounds to less than 0.1% or (0.1)%.
(J)	Non-income producing securities.
(K)	Fair valued as determined in good faith in accordance with procedures established by the Board. At June 30, 2022, the total value of securities is $391, representing less than 0.1% of the Portfolio’s net assets.
(L)	Transferred from Level 2 to 3 due to utilizing significant unobservable inputs. As of prior reporting period, the security utilized significant observable inputs.
(M)	Rates disclosed reflect the yields at June 30, 2022.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(N)	The Portfolio recognized transfers in and out of Level 3 as of June 30, 2022. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(O)	Level 3 securities were not considered significant to the Portfolio.

PORTFOLIO ABBREVIATIONS:

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Aegon High Yield Bond VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2022

(unaudited)

Assets:
Investments, at value (cost $236,190,715) (including securities loaned of $14,535,611)	$203,877,459
Repurchase agreement, at value (cost $205,589)	205,589
Cash	229,531
Receivables and other assets:
Investments sold	1,615,347
When-issued, delayed-delivery, forward and TBA commitments sold	275,470
Net income from securities lending	14,684
Shares of beneficial interest sold	14,232
Interest	3,292,624
Prepaid expenses	868

Total assets	209,525,804

Liabilities:
Cash collateral received upon return of:
Securities on loan	13,977,890
Payables and other liabilities:
Investments purchased	461,920
When-issued, delayed-delivery, forward and TBA commitments purchased	253,465
Shares of beneficial interest redeemed	130,280
Investment management fees	92,835
Distribution and service fees	27,145
Transfer agent costs	505
Trustees, CCO and deferred compensation fees	3,000
Audit and tax fees	18,970
Custody fees	14,077
Legal fees	1,859
Printing and shareholder reports fees	56,074
Other accrued expenses	5,956

Total liabilities	15,043,976

Net assets	$194,481,828

Net assets consist of:
Capital stock ($0.01 par value)	$289,067
Additional paid-in capital	224,750,056
Total distributable earnings (accumulated losses)	(30,557,295)

Net assets	$194,481,828

Net assets by class:
Initial Class	$68,621,263
Service Class	125,860,565

Shares outstanding:
Initial Class	10,313,722
Service Class	18,593,007

Net asset value and offering price per share:
Initial Class	$6.65
Service Class	6.77

STATEMENT OF OPERATIONS

For the period ended June 30, 2022

(unaudited)

Investment Income:
Interest income	$6,145,816
Net income from securities lending	60,843

Total investment income	6,206,659

Expenses:
Investment management fees	611,702
Distribution and service fees:
Service Class	180,329
Transfer agent costs	1,272
Trustees, CCO and deferred compensation fees	3,915
Audit and tax fees	19,123
Custody fees	27,455
Legal fees	6,782
Printing and shareholder reports fees	17,236
Other	7,815

Total expenses	875,629

Net investment income (loss)	5,331,030

Net realized gain (loss) on:
Investments	360,898

Net change in unrealized appreciation (depreciation) on:
Investments	(38,455,863)

Net realized and change in unrealized gain (loss)	(38,094,965)

Net increase (decrease) in net assets resulting from operations	$(32,763,935)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Aegon High Yield Bond VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2022 (unaudited)	December 31, 2021
From operations:
Net investment income (loss)	$5,331,030	$11,569,534
Net realized gain (loss)	360,898	2,371,337
Net change in unrealized appreciation (depreciation)	(38,455,863)	1,946,425

Net increase (decrease) in net assets resulting from operations	(32,763,935)	15,887,296

Dividends and/or distributions to shareholders:
Initial Class	—	(4,897,430)
Service Class	—	(8,025,776)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(12,923,206)

Capital share transactions:
Proceeds from shares sold:
Initial Class	5,406,810	8,311,007
Service Class	2,691,938	12,350,713

	8,098,748	20,661,720

Dividends and/or distributions reinvested:
Initial Class	—	4,897,430
Service Class	—	8,025,776

	—	12,923,206

Cost of shares redeemed:
Initial Class	(8,736,623)	(27,628,920)
Service Class	(16,064,930)	(22,187,088)

	(24,801,553)	(49,816,008)

Net increase (decrease) in net assets resulting from capital share transactions	(16,702,805)	(16,231,082)

Net increase (decrease) in net assets	(49,466,740)	(13,266,992)

Net assets:
Beginning of period/year	243,948,568	257,215,560

End of period/year	$194,481,828	$243,948,568

Capital share transactions - shares:
Shares issued:
Initial Class	725,350	1,069,283
Service Class	358,250	1,560,337

	1,083,600	2,629,620

Shares reinvested:
Initial Class	—	643,552
Service Class	—	1,034,249

	—	1,677,801

Shares redeemed:
Initial Class	(1,197,030)	(3,558,805)
Service Class	(2,187,564)	(2,805,313)

	(3,384,594)	(6,364,118)

Net increase (decrease) in shares outstanding:
Initial Class	(471,680)	(1,845,970)
Service Class	(1,829,314)	(210,727)

	(2,300,994)	(2,056,697)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Aegon High Yield Bond VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2022 (unaudited)		December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017
Net asset value, beginning of period/year	$7.72		$7.65	$7.78	$7.27	$7.94	$7.85

Investment operations:
Net investment income (loss) (A)	0.18		0.36	0.39	0.44	0.46	0.47
Net realized and unrealized gain (loss)	(1.25)		0.13	(0.04)	0.57	(0.63)	0.11

Total investment operations	(1.07)		0.49	0.35	1.01	(0.17)	0.58

Dividends and/or distributions to shareholders:
Net investment income	—		(0.42)	(0.48)	(0.50)	(0.50)	(0.49)

Net asset value, end of period/year	$6.65		$7.72	$7.65	$7.78	$7.27	$7.94

Total return	(13.86	)%(B)	6.35%	5.04%	14.21%	(2.35)%	7.44%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$68,621		$83,291	$96,601	$104,239	$97,618	$118,416
Expenses to average net assets	0.63	%(C)	0.62%	0.63%	0.65%	0.64%	0.64%
Net investment income (loss) to average net assets	5.00	%(C)	4.68%	5.34%	5.64%	5.96%	5.84%
Portfolio turnover rate	11	%(B)	36%	40%	37%	32%	39%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2022 (unaudited)		December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017
Net asset value, beginning of period/year	$7.87		$7.78	$7.91	$7.38	$8.06	$7.96

Investment operations:
Net investment income (loss) (A)	0.17		0.35	0.38	0.42	0.45	0.46
Net realized and unrealized gain (loss)	(1.27)		0.14	(0.05)	0.59	(0.65)	0.11

Total investment operations	(1.10)		0.49	0.33	1.01	(0.20)	0.57

Dividends and/or distributions to shareholders:
Net investment income	—		(0.40)	(0.46)	(0.48)	(0.48)	(0.47)

Net asset value, end of period/year	$6.77		$7.87	$7.78	$7.91	$7.38	$8.06

Total return	(13.98	)%(B)	6.25%	4.68%	13.97%	(2.71)%	7.21%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$125,861		$160,658	$160,615	$166,739	$147,752	$170,000
Expenses to average net assets	0.88	%(C)	0.87%	0.88%	0.90%	0.89%	0.89%
Net investment income (loss) to average net assets	4.74	%(C)	4.42%	5.08%	5.39%	5.71%	5.59%
Portfolio turnover rate	11	%(B)	36%	40%	37%	32%	39%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Aegon High Yield Bond VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2022

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Aegon High Yield Bond VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Aegon High Yield Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

1. ORGANIZATION (continued)

Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2022, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2022 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Aegon High Yield Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

3. INVESTMENT VALUATION (continued)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Warrants: Warrants may be priced intrinsically using a model that incorporates the subscription or strike price, the daily market price for the underlying security, and a subscription ratio. If the inputs are unavailable, or if the subscription or strike price is higher than the market price, then the warrants are priced at zero. Warrants are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Aegon High Yield Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

4. SECURITIES AND OTHER INVESTMENTS

Loan participations and assignments: The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers, either in the form of participations at the time the loan is originated (“Participations”) or buying an interest in the loan in the secondary market from a financial institution or institutional investor (“Assignments”). Participations and Assignments in commercial loans may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Portfolio to supply additional cash to the borrowers on demand. Loan Participations and Assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Portfolio assumes the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries.

The Portfolio, based on its ability to invest in Loan Participations and Assignments, may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. The Portfolio that participates in such syndications, or that can buy a portion of the loans, become part lenders. Loans are often administered by agent banks acting as agents for all holders.

The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless the Portfolio has direct recourse against the corporate borrowers under the terms of the loans or other indebtedness, the Portfolio may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.

The Portfolio held no unfunded loan participations at June 30, 2022. Open funded loan participations and assignments at June 30, 2022, if any, are included within the Schedule of Investments.

Payment in-kind (“PIK”) securities: PIKs give the issuer the option of making interest payments in either cash or additional debt securities at each interest payment date. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a “dirty price”) and require a pro-rata adjustment from Total distributable earnings (loss) to Interest within the Statement of Assets and Liabilities.

PIKs held at June 30, 2022, if any, are identified within the Schedule of Investments.

Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2022, if any, are identified within the Schedule of Investments.

Restricted securities: The Portfolio may invest in unregulated restricted securities. Restricted securities are subject to legal or contractual restrictions on resale. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933.

Restricted securities held at June 30, 2022, if any, are identified within the Schedule of Investments.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Aegon High Yield Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2022, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2022.

Repurchase agreements at June 30, 2022, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2022, if any, are shown on a gross basis within the Schedule of Investments.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2022.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Corporate Debt Securities	$13,977,890	$—	$—	$—	$13,977,890
Total Borrowings	$13,977,890	$—	$—	$—	$13,977,890

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Aegon High Yield Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

6. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities and other assets may go up or down, sometimes sharply and unpredictably, due to general market conditions, overall economic trends or events, inflation, changes in interest rates, government actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by wars, tariffs, trade disputes or other factors, political developments, investor sentiment, the global and domestic effects of a pandemic or other health emergency, and other factors that may or may not be related to the issuer of the security or other asset. The market prices of securities and other assets also may go down due to events or conditions that affect particular sectors, industries, issuers, or geographies. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets. If the value of the Portfolio’s securities and assets fall, the value of your investment will go down. The Portfolio may experience a substantial or complete loss on any individual security or asset.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, the imposition of economic sanctions, public health events (such as the spread of infectious disease), wars, terrorism, cybersecurity events, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. In the past decade, financial markets throughout the world have experienced increased volatility and decreased liquidity. These conditions may continue or worsen. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down. Securities markets may also be susceptible to market manipulation or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or adversely affect the value of securities traded in these markets, including the Portfolio’s securities.

The pandemic of the novel coronavirus respiratory disease designated COVID-19 has resulted in economic downturns throughout the world, severe losses, particularly to some sectors of the economy and individual issuers, and reduced liquidity of many instruments. There also have been significant disruptions to business operations, including business closures; strained healthcare systems; disruptions to supply chains and employee availability; large fluctuations in consumer demand; and widespread uncertainty regarding the duration and long-term effects of the pandemic. Economic downturns may be prolonged, and political and social instability, continued volatility and decreased liquidity in the securities markets may result. Developing or emerging market countries may be more impacted by the pandemic.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. These and other government intervention into the economy and financial markets may not work as intended. In addition, government actions to mitigate the economic impact of the pandemic have resulted in large expansion of government deficits and debt, the long-term consequences of which are not known. Rates of inflation have recently risen, which could adversely affect economies and markets. The pandemic could continue to adversely affect the value and liquidity of the Portfolio’s investments.

Europe: A number of countries in Europe have experienced severe economic and financial difficulties; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen or spread within or outside Europe. Responses to the financial problems by European governments, central banks and others may not work, may result in conflicts and social unrest and may limit future growth and economic recovery or have other unintended consequences. In January, 2020, through “Brexit,” the United Kingdom withdrew from the European Union. The ramifications of Brexit are unknown, and the implications of possible political, regulatory, economic, and market outcomes could be significant. The United Kingdom has one of the largest economies in Europe and is a major trading partner with European Union countries and the United States. Brexit may create additional and substantial economic stresses for the United Kingdom, including a contraction of the United Kingdom’s economy, decreased trade, capital outflows, devaluation of the British pound, and a decrease in business and consumer spending and investment. The negative impact on not only the United Kingdom and European Union economies but also the broader global economy could be significant. A number of countries in Europe have suffered terror attacks, and additional attacks may occur in the future. Europe has also been struggling with mass migration from the Middle East, Eastern Europe and Africa. The ultimate effects of these events and other socio-political or geopolitical issues could profoundly affect global economies and markets. Whether or not the Portfolio invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of the Portfolio’s investments.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Aegon High Yield Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

6. RISK FACTORS (continued)

Additional Market Disruption: Russia’s invasion of Ukraine in February, 2022, the resulting responses by the United States and other countries, and the potential for wider conflict, have increased and may continue to increase volatility and uncertainty in financial markets worldwide. The United States and other countries have imposed broad-ranging economic sanctions on Russia and Russian entities and individuals, and may impose additional sanctions, including on other countries that provide military or economic support to Russia. These sanctions, among other things, restrict companies from doing business with Russia and Russian issuers, and may adversely affect companies with economic or financial exposure to Russia and Russian issuers. The extent and duration of Russia’s military actions and the repercussions of such actions are not known. The invasion may widen beyond Ukraine and may escalate, including through retaliatory actions and cyberattacks by Russia and even other countries. These events may result in further and significant market disruptions and may adversely affect regional and global economies including those of Europe and the United States. Certain industries and markets, such as those involving oil, natural gas and other commodities, as well as global supply chains, may be particularly adversely affected. Whether or not the Portfolio invests in securities of issuers located in Russia, Ukraine and adjacent countries or with significant exposure to issuers in these countries, these events could negatively affect the value and liquidity of the Portfolio’s investments.

High-yield debt securities risk: High-yield debt securities, commonly referred to as “junk” bonds, are securities that are rated below “investment grade” or are of comparable quality. Changes in interest rates, the market’s perception of the issuers, the creditworthiness of the issuers and negative perceptions of the junk bond market generally may significantly affect the value of these bonds. Junk bonds are considered speculative, tend to be volatile, typically have a higher risk of default, tend to be less liquid and more difficult to value than higher grade securities, and may result in losses for the Portfolio.

Credit risk: If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the Portfolio or a counterparty to a financial contract with the Portfolio is unable or unwilling to meet its financial obligations, or is downgraded or perceived to be less creditworthy (whether by market participants or otherwise), or if the value of any underlying assets declines, the value of your investment will typically decline. A decline may be significant, particularly in certain market environments. In addition, the Portfolio may incur costs and may be hindered or delayed in enforcing its rights against an issuer, obligor or counterparty.

Interest rate risk: Interest rates in the U.S. and certain foreign markets have been low relative to historic levels. The Portfolio faces a risk that interest rates may rise. The value of fixed-income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates also may affect the liquidity of the Portfolio’s investments. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities generally and could also result in increased redemptions from the Portfolio. Increased redemptions could cause the Portfolio to sell securities at inopportune times or depressed prices and result in further losses.

LIBOR risk: Many financial instruments, financings or other transactions to which the Portfolio may be a party use or may use a floating rate based on the London Interbank Offered Rate (“LIBOR”). The UK Financial Conduct Authority and LIBOR’s administrator announced that the use of LIBOR will be phased out; most LIBOR rates are no longer published as of the end of 2021 and a majority of U.S. dollar LIBOR rates will no longer be published after June 30, 2023. It is possible that a subset of LIBOR rates may be published after these dates on a “synthetic” basis, but any such publications would be considered non-representative of the underlying market. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Portfolio, issuers of instruments in which the Portfolio invests, and financial markets generally. As such, the potential effect of a transition away from LIBOR on the Portfolio or the Portfolio’s investments cannot yet be determined.

7. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TAM has entered into a sub-advisory agreement with Aegon USA Investment Management, LLC (“AUIM”), an affiliate of TAM. AUIM provides day-to-day portfolio management services to the Portfolio, subject to the supervision of TAM. TAM is responsible for compensating the sub-adviser for its services.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Aegon High Yield Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, AUIM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee, CCO and deferred compensation fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints	Rate
First $1.25 billion	0.554%
Over $1.25 billion up to $2 billion	0.544
Over $2 billion	0.520

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net assets. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.70%	May 1, 2023
Service Class	0.95	May 1, 2023

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2022 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2022, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Aegon High Yield Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2023. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Technology Holdings, Inc (“SS&C”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C related to applicable sub-transfer agency services. For the period ended June 30, 2022, (i) the expenses paid to SS&C by the Portfolio are referred to as Transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C by the Portfolio are referred to as Transfer agent costs within the Statement of Assets and Liabilities.

Deferred compensation plan: Effective September 23, 2021, the Board has approved the termination of the deferred compensation plan. Payments will be made to applicable current and former Board members consistent with Section 409A of the Code. Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2022, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2022.

8. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2022, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$23,597,602	$—	$34,641,015	$—

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Aegon High Yield Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)

As of June 30, 2022, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$236,396,304	$1,226,267	$(33,539,523)	$(32,313,256)

10. NEW ACCOUNTING PRONOUNCEMENT

In January 2021, the Financial Accounting Standards Board issued Accounting Standards Update No. 2021-01 (“ASU 2021-01”), “Reference Rate Reform (Topic 848)”. ASU 2021-01 is an update of ASU 2020-04, which is in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The ASU 2021-01 update clarifies that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. The amendments in this update are effective immediately through December 31, 2022, for all entities. Management does not expect ASU 2021-01 to have a material impact on the financial statements.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Aegon High Yield Bond VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 15-16, 2022, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Aegon High Yield Bond VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Aegon USA Investment Management, LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2023.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2021. Based on these considerations, the

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Aegon High Yield Bond VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 1-, 5- and 10-year periods and in line with the median for the past 3-year period. The Board also noted that the performance of Service Class Shares of the Portfolio was above its benchmark for the past 1-year period and below its benchmark for the past 3-, 5- and 10-year periods.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were below the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Aegon High Yield Bond VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

With respect to the Sub-Adviser, the Board noted that information about the Sub-Adviser’s revenues and expenses was incorporated into the profitability analysis for TAM and its affiliates with respect to the Portfolio. As a result, the Board focused on profitability information for TAM and its affiliates and the Sub-Adviser in the aggregate.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Aegon Sustainable Equity Income VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2022, and held for the entire six-month period until June 30, 2022.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period (B)	Ending Account Value June 30, 2022	Expenses Paid During Period (B)	Net Annualized Expense Ratio
Initial Class	$1,000.00	$830.40	$3.13	$1,021.40	$3.46	0.69%
Service Class	1,000.00	829.20	4.26	1,020.10	4.71	0.94

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2022

(unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks	98.5%
Repurchase Agreement	1.2
Other Investment Company	0.0
Net Other Assets (Liabilities)	0.3
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Aegon Sustainable Equity Income VP

SCHEDULE OF INVESTMENTS

At June 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS - 98.5%
Banks - 7.6%
Citizens Financial Group, Inc.	458,419	$16,360,974
First Republic Bank	86,008	12,402,354
US Bancorp	265,400	12,213,708

		40,977,036

Biotechnology - 2.9%
Gilead Sciences, Inc.	255,199	15,773,850

Capital Markets - 5.0%
CME Group, Inc.	79,544	16,282,657
State Street Corp.	169,692	10,461,512

		26,744,169

Chemicals - 3.3%
Air Products & Chemicals, Inc.	46,853	11,267,210
Albemarle Corp.	29,586	6,182,882

		17,450,092

Commercial Services & Supplies - 3.2%
Republic Services, Inc.	132,884	17,390,529

Communications Equipment - 2.2%
Cisco Systems, Inc.	278,374	11,869,867

Containers & Packaging - 2.3%
Ball Corp.	86,603	5,955,688
Packaging Corp. of America	46,998	6,462,225

		12,417,913

Diversified Telecommunication Services - 3.2%
Verizon Communications, Inc.	340,781	17,294,636

Electrical Equipment - 3.7%
Emerson Electric Co.	153,141	12,180,835
Schneider Electric SE, ADR (A)	333,978	7,878,541

		20,059,376

Equity Real Estate Investment Trusts - 4.2%
American Tower Corp.	31,971	8,171,468
Digital Realty Trust, Inc.	54,993	7,139,741
Weyerhaeuser Co.	221,383	7,332,205

		22,643,414

Food Products - 2.5%
McCormick & Co., Inc.	159,961	13,316,753

Health Care Equipment & Supplies - 2.0%
Medtronic PLC	117,854	10,577,396

Health Care Providers & Services - 1.5%
Elevance Health, Inc.	17,080	8,242,466

Household Durables - 1.3%
Garmin Ltd.	69,355	6,814,129

Household Products - 3.4%
Colgate-Palmolive Co.	137,271	11,000,898
Kimberly-Clark Corp.	54,590	7,377,838

		18,378,736

Independent Power & Renewable Electricity Producers - 1.3%
AES Corp.	322,282	6,771,145

Insurance - 7.1%
Cincinnati Financial Corp.	113,032	13,448,547
MetLife, Inc.	236,462	14,847,449
Progressive Corp.	82,684	9,613,669

		37,909,665

	Shares	Value
COMMON STOCKS (continued)
IT Services - 2.4%
Automatic Data Processing, Inc.	61,148	$ 12,843,526

Leisure Products - 1.3%
Hasbro, Inc.	82,570	6,760,832

Machinery - 5.7%
AGCO Corp.	48,243	4,761,584
Cummins, Inc.	54,440	10,535,773
Stanley Black & Decker, Inc.	65,044	6,820,514
Xylem, Inc.	107,770	8,425,459

		30,543,330

Media - 2.2%
Omnicom Group, Inc.	182,571	11,613,341

Metals & Mining - 2.1%
Steel Dynamics, Inc.	170,951	11,308,409

Multiline Retail - 1.4%
Target Corp.	52,651	7,435,901

Pharmaceuticals - 8.3%
AstraZeneca PLC, ADR	213,282	14,091,542
Bristol-Myers Squibb Co.	174,296	13,420,792
Merck & Co., Inc.	185,845	16,943,488

		44,455,822

Professional Services - 1.9%
RELX PLC, ADR (A)	371,853	10,017,720

Road & Rail - 2.2%
Union Pacific Corp.	56,053	11,954,984

Semiconductors & Semiconductor Equipment - 6.9%
Broadcom, Inc.	31,819	15,457,988
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	143,708	11,748,129
Texas Instruments, Inc.	62,664	9,628,324

		36,834,441

Software - 2.6%
Microsoft Corp.	53,298	13,688,525

Specialty Retail - 1.0%
Best Buy Co., Inc.	78,641	5,126,607

Textiles, Apparel & Luxury Goods - 1.1%
Hanesbrands, Inc.	594,452	6,116,911

Water Utilities - 2.7%
Essential Utilities, Inc.	317,061	14,537,247

Total Common Stocks (Cost $553,890,690)		527,868,768

OTHER INVESTMENT COMPANY - 0.0% (B)
Securities Lending Collateral - 0.0% (B)
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.54% (C)	233,648	233,648

Total Other Investment Company (Cost $233,648)		233,648

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Aegon Sustainable Equity Income VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Principal	Value
REPURCHASE AGREEMENT - 1.2%
Fixed Income Clearing Corp., 0.35% (C), dated 06/30/2022, to be repurchased at $6,393,521 on 07/01/2022. Collateralized by a U.S. Government Obligation, 3.00%, due 06/30/2024, and with a value of $6,521,358.	$6,393,459	$ 6,393,459

Total Repurchase Agreement (Cost $6,393,459)		6,393,459

Total Investments (Cost $560,517,797)		534,495,875
Net Other Assets (Liabilities) - 0.3%		1,689,756

Net Assets - 100.0%		$ 536,185,631

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$527,868,768	$—	$—	$527,868,768
Other Investment Company	233,648	—	—	233,648
Repurchase Agreement	—	6,393,459	—	6,393,459

Total Investments	$528,102,416	$6,393,459	$—	$534,495,875

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $390,798, collateralized by cash collateral of $233,648 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $166,513. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	Rates disclosed reflect the yields at June 30, 2022.
(D)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2022. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Aegon Sustainable Equity Income VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2022

(unaudited)

Assets:
Investments, at value (cost $554,124,338) (including securities loaned of $390,798)	$528,102,416
Repurchase agreement, at value (cost $6,393,459)	6,393,459
Receivables and other assets:
Investments sold	583,898
Net income from securities lending	461
Shares of beneficial interest sold	394,833
Dividends	1,465,499
Interest	62
Tax reclaims	44,435
Prepaid expenses	2,420

Total assets	536,987,483

Liabilities:
Cash collateral received upon return of:
Securities on loan	233,648
Payables and other liabilities:
Shares of beneficial interest redeemed	82,093
Investment management fees	297,383
Distribution and service fees	38,798
Transfer agent costs	1,367
Trustees, CCO and deferred compensation fees	9,030
Audit and tax fees	12,714
Custody fees	10,473
Legal fees	4,880
Printing and shareholder reports fees	99,973
Other accrued expenses	11,493

Total liabilities	801,852

Net assets	$536,185,631

Net assets consist of:
Capital stock ($0.01 par value)	$305,840
Additional paid-in capital	517,278,797
Total distributable earnings (accumulated losses)	18,600,994

Net assets	$536,185,631

Net assets by class:
Initial Class	$353,440,300
Service Class	182,745,331

Shares outstanding:
Initial Class	20,161,282
Service Class	10,422,671

Net asset value and offering price per share:
Initial Class	$17.53
Service Class	17.53

STATEMENT OF OPERATIONS

For the period ended June 30, 2022

(unaudited)

Investment Income:
Dividend income	$8,080,860
Interest income	853
Net income from securities lending	2,832
Withholding taxes on foreign income	(70,400)

Total investment income	8,014,145

Expenses:
Investment management fees	1,967,574
Distribution and service fees:
Service Class	260,891
Transfer agent costs	3,492
Trustees, CCO and deferred compensation fees	10,821
Audit and tax fees	13,467
Custody fees	19,253
Legal fees	18,493
Printing and shareholder reports fees	32,399
Other	18,495

Total expenses	2,344,885

Net investment income (loss)	5,669,260

Net realized gain (loss) on:
Investments	7,261,139

Net change in unrealized appreciation (depreciation) on:
Investments	(125,807,691)

Net realized and change in unrealized gain (loss)	(118,546,552)

Net increase (decrease) in net assets resulting from operations	$(112,877,292)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Aegon Sustainable Equity Income VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2022 (unaudited)	December 31, 2021
From operations:
Net investment income (loss)	$5,669,260	$11,307,102
Net realized gain (loss)	7,261,139	32,793,557
Net change in unrealized appreciation (depreciation)	(125,807,691)	96,385,233

Net increase (decrease) in net assets resulting from operations	(112,877,292)	140,485,892

Dividends and/or distributions to shareholders:
Initial Class	—	(9,853,683)
Service Class	—	(4,440,010)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(14,293,693)

Capital share transactions:
Proceeds from shares sold:
Initial Class	4,125,125	11,583,330
Service Class	5,387,067	6,827,757

	9,512,192	18,411,087

Dividends and/or distributions reinvested:
Initial Class	—	9,853,683
Service Class	—	4,440,010

	—	14,293,693

Cost of shares redeemed:
Initial Class	(25,207,460)	(96,908,110)
Service Class	(18,680,768)	(44,612,434)

	(43,888,228)	(141,520,544)

Net increase (decrease) in net assets resulting from capital share transactions	(34,376,036)	(108,815,764)

Net increase (decrease) in net assets	(147,253,328)	17,376,435

Net assets:
Beginning of period/year	683,438,959	666,062,524

End of period/year	$536,185,631	$683,438,959

Capital share transactions - shares:
Shares issued:
Initial Class	210,372	598,486
Service Class	275,425	352,419

	485,797	950,905

Shares reinvested:
Initial Class	—	475,105
Service Class	—	213,565

	—	688,670

Shares redeemed:
Initial Class	(1,290,433)	(4,848,844)
Service Class	(974,136)	(2,247,045)

	(2,264,569)	(7,095,889)

Net increase (decrease) in shares outstanding:
Initial Class	(1,080,061)	(3,775,253)
Service Class	(698,711)	(1,681,061)

	(1,778,772)	(5,456,314)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Aegon Sustainable Equity Income VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2022 (unaudited)		December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017
Net asset value, beginning of period/year	$21.11		$17.60	$22.57	$22.22	$25.65	$22.58

Investment operations:
Net investment income (loss) (A)	0.19		0.34	0.43	0.57	0.57	0.49
Net realized and unrealized gain (loss)	(3.77)		3.60	(2.48)	4.29	(3.45)	3.16

Total investment operations	(3.58)		3.94	(2.05)	4.86	(2.88)	3.65

Dividends and/or distributions to shareholders:
Net investment income	—		(0.43)	(0.58)	(0.63)	(0.55)	(0.58)
Net realized gains	—		—	(2.34)	(3.88)	—	—

Total dividends and/or distributions to shareholders	—		(0.43)	(2.92)	(4.51)	(0.55)	(0.58)

Net asset value, end of period/year	$17.53		$21.11	$17.60	$22.57	$22.22	$25.65

Total return	(16.96	)%(B)	22.42%	(7.35)%	23.91%	(11.50)%	16.43	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$353,440		$448,361	$440,332	$564,788	$523,815	$682,104
Expenses to average net assets	0.69	%(D)	0.69%	0.74%	0.72%	0.71%	0.71%
Net investment income (loss) to average net assets	1.95	%(D)	1.70%	2.40%	2.43%	2.26%	2.02%
Portfolio turnover rate	16	%(B)	23%	135%	61%	29%	11%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Total return reflects certain litigation payments received by the Portfolio in the year. Had these payments not occurred, the total return would be 0.15% lower.
(D)	Annualized.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2022 (unaudited)		December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017
Net asset value, beginning of period/year	$21.14		$17.63	$22.59	$22.23	$25.65	$22.59

Investment operations:
Net investment income (loss) (A)	0.16		0.29	0.38	0.51	0.50	0.43
Net realized and unrealized gain (loss)	(3.77)		3.60	(2.47)	4.29	(3.43)	3.16

Total investment operations	(3.61)		3.89	(2.09)	4.80	(2.93)	3.59

Dividends and/or distributions to shareholders:
Net investment income	—		(0.38)	(0.53)	(0.56)	(0.49)	(0.53)
Net realized gains	—		—	(2.34)	(3.88)	—	—

Total dividends and/or distributions to shareholders	—		(0.38)	(2.87)	(4.44)	(0.49)	(0.53)

Net asset value, end of period/year	$17.53		$21.14	$17.63	$22.59	$22.23	$25.65

Total return	(17.08	)%(B)	22.12%	(7.59)%	23.57%	(11.69)%	16.13	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$182,746		$235,078	$225,731	$255,061	$223,450	$288,560
Expenses to average net assets	0.94	%(D)	0.94%	0.99%	0.97%	0.96%	0.96%
Net investment income (loss) to average net assets	1.70	%(D)	1.45%	2.16%	2.17%	2.01%	1.77%
Portfolio turnover rate	16	%(B)	23%	135%	61%	29%	11%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Total return reflects certain litigation payments received by the Portfolio in the year. Had these payments not occurred, the total return would be 0.15% lower.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Aegon Sustainable Equity Income VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2022

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Aegon Sustainable Equity Income VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Aegon Sustainable Equity Income VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

1. ORGANIZATION (continued)

Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2022, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2022 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Aegon Sustainable Equity Income VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

3. INVESTMENT VALUATION (continued)

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Aegon Sustainable Equity Income VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2022, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2022.

Repurchase agreements at June 30, 2022, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2022, if any, are shown on a gross basis within the Schedule of Investments.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2022.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$233,648	$—	$—	$—	$233,648
Total Borrowings	$233,648	$—	$—	$—	$233,648

5. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Aegon Sustainable Equity Income VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

5. RISK FACTORS (continued)

Market risk: The market prices of the Portfolio’s securities and other assets may go up or down, sometimes sharply and unpredictably, due to general market conditions, overall economic trends or events, inflation, changes in interest rates, government actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by wars, tariffs, trade disputes or other factors, political developments, investor sentiment, the global and domestic effects of a pandemic or other health emergency, and other factors that may or may not be related to the issuer of the security or other asset. The market prices of securities and other assets also may go down due to events or conditions that affect particular sectors, industries, issuers, or geographies. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets. If the value of the Portfolio’s securities and assets fall, the value of your investment will go down. The Portfolio may experience a substantial or complete loss on any individual security or asset.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, the imposition of economic sanctions, public health events (such as the spread of infectious disease), wars, terrorism, cybersecurity events, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. In the past decade, financial markets throughout the world have experienced increased volatility and decreased liquidity. These conditions may continue or worsen. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down. Securities markets may also be susceptible to market manipulation or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or adversely affect the value of securities traded in these markets, including the Portfolio’s securities.

The pandemic of the novel coronavirus respiratory disease designated COVID-19 has resulted in economic downturns throughout the world, severe losses, particularly to some sectors of the economy and individual issuers, and reduced liquidity of many instruments. There also have been significant disruptions to business operations, including business closures; strained healthcare systems; disruptions to supply chains and employee availability; large fluctuations in consumer demand; and widespread uncertainty regarding the duration and long-term effects of the pandemic. Economic downturns may be prolonged, and political and social instability, continued volatility and decreased liquidity in the securities markets may result. Developing or emerging market countries may be more impacted by the pandemic.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. These and other government intervention into the economy and financial markets may not work as intended. In addition, government actions to mitigate the economic impact of the pandemic have resulted in large expansion of government deficits and debt, the long-term consequences of which are not known. Rates of inflation have recently risen, which could adversely affect economies and markets. The pandemic could continue to adversely affect the value and liquidity of the Portfolio’s investments.

Europe: A number of countries in Europe have experienced severe economic and financial difficulties; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen or spread within or outside Europe. Responses to the financial problems by European governments, central banks and others may not work, may result in conflicts and social unrest and may limit future growth and economic recovery or have other unintended consequences. In January, 2020, through “Brexit,” the United Kingdom withdrew from the European Union. The ramifications of Brexit are unknown, and the implications of possible political, regulatory, economic, and market outcomes could be significant. The United Kingdom has one of the largest economies in Europe and is a major trading partner with European Union countries and the United States. Brexit may create additional and substantial economic stresses for the United Kingdom, including a contraction of the United Kingdom’s economy, decreased trade, capital outflows, devaluation of the British pound, and a decrease in business and consumer spending and investment. The negative impact on not only the United Kingdom and European Union economies but also the broader global economy could be significant. A number of countries in Europe have suffered terror attacks, and additional attacks may occur in the future. Europe has also been struggling with mass migration from the Middle East, Eastern Europe and Africa. The ultimate effects of these events and other socio-political or geopolitical issues could profoundly affect global economies and markets. Whether or not the Portfolio invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of the Portfolio’s investments.

Additional Market Disruption: Russia’s invasion of Ukraine in February, 2022, the resulting responses by the United States and other countries, and the potential for wider conflict, have increased and may continue to increase volatility and uncertainty in financial markets worldwide. The United States and other countries have imposed broad-ranging economic sanctions on Russia and Russian entities and individuals, and may impose additional sanctions, including on other countries that provide military or economic support to Russia. These sanctions, among other things, restrict companies from doing business with Russia and Russian issuers, and may adversely

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Aegon Sustainable Equity Income VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

5. RISK FACTORS (continued)

affect companies with economic or financial exposure to Russia and Russian issuers. The extent and duration of Russia’s military actions and the repercussions of such actions are not known. The invasion may widen beyond Ukraine and may escalate, including through retaliatory actions and cyberattacks by Russia and even other countries. These events may result in further and significant market disruptions and may adversely affect regional and global economies including those of Europe and the United States. Certain industries and markets, such as those involving oil, natural gas and other commodities, as well as global supply chains, may be particularly adversely affected. Whether or not the Portfolio invests in securities of issuers located in Russia, Ukraine and adjacent countries or with significant exposure to issuers in these countries, these events could negatively affect the value and liquidity of the Portfolio’s investments.

Dividend paying stock risk: There can be no assurance that the issuers of the stocks held by the Portfolio will pay dividends in the future or that, if dividends are paid, they will not decrease. The Portfolio’s emphasis on dividend paying stocks could cause the Portfolio’s share price and total return to fluctuate more than, or cause the Portfolio to underperform, similar portfolios that invest without consideration of an issuer’s track record of paying dividends or ability to pay dividends in the future. Dividend-paying stocks tend to go through cycles of over- or under-performing the stock market in general.

Sustainability investing risk: Applying the sub-adviser’s sustainability assessment framework to its investment analysis for the Portfolio may impact the sub-adviser’s investment decisions as to securities of certain issuers and, therefore, the Portfolio may forgo some investment opportunities available to funds that do not apply sustainability investing principals or that apply different sustainability criteria. Applying sustainability criteria may impact the Portfolio’s exposure to risks associated with certain issuers, industries and sectors, which may impact the Portfolio’s investment performance. Securities of companies meeting the sub-adviser’s sustainability criteria may shift into and out of favor depending on market and economic conditions, and the Portfolio’s performance may at times be better or worse than the performance of similar funds that do not utilize sustainability investing principals or that apply different sustainability criteria. The sub-adviser monitors the Portfolio’s holdings based on the latest publicly available information. Any delay in obtaining public information regarding the Portfolio’s holdings could result in the Portfolio holding an investment that no longer meets the Portfolio’s sustainability investing principals. “Sustainability” is not a uniformly defined characteristic and applying sustainability criteria involves subjective assessment. The Portfolio’s investments may include securities of issuers that derive revenue from non-sustainable activities. Sustainability information from third party data providers may be incomplete, inaccurate or unavailable, which could lead to an incorrect assessment of a company’s sustainability characteristics.

6. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

With respect to the Portfolio TAM has entered into a sub-advisory agreement with Aegon Asset Management UK plc (“AAM UK”), a wholly-owned subsidiary of Aegon NV. AAM UK provides day-to-day portfolio management services to the Portfolio, subject to the supervision of TAM. TAM is responsible for compensating the sub-adviser for its services.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee, CCO and deferred compensation fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Aegon Sustainable Equity Income VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints	Rate
First $500 million	0.663%
Over $500 million up to $1 billion	0.580
Over $1 billion up to $1.5 billion	0.550
Over $1.5 billion	0.530

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net assets. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Effective May 1, 2022
Initial Class	0.73%	May 1, 2023
Service Class	0.98	May 1, 2023
Prior to May 1, 2022
Initial Class	0.79
Service Class	1.04

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2022 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2022, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2023. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Aegon Sustainable Equity Income VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Technology Holdings, Inc (“SS&C”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C related to applicable sub-transfer agency services. For the period ended June 30, 2022, (i) the expenses paid to SS&C by the Portfolio are referred to as Transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C by the Portfolio are referred to as Transfer agent costs within the Statement of Assets and Liabilities.

Deferred compensation plan: Effective September 23, 2021, the Board has approved the termination of the deferred compensation plan. Payments will be made to applicable current and former Board members consistent with Section 409A of the Code. Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2022, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2022.

Cross-trades: The Portfolio is authorized to purchase or sell securities from and to other portfolios within TST or between the Portfolio and other mutual funds or accounts advised by TAM or the sub-adviser, in each case in accordance with Rule 17a-7 under the 1940 Act, when it is in the best interest of each Portfolio participating in the transaction.

For the period ended June 30, 2022, the Portfolio engaged in the following net cross-trade transactions, which resulted in net realized gains/(losses) as follows:

Purchases	Sales	Net Realized Gains/(Losses)
$	$	$

7. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2022, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 96,530,532	$ —	$ 126,908,545	$ —

8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Aegon Sustainable Equity Income VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)

investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2022, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 560,517,797	$ 32,571,811	$ (58,593,733)	$ (26,021,922)

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Aegon Sustainable Equity Income VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 15-16, 2022, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Aegon Sustainable Equity Income VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Aegon Asset Management UK plc (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2023.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2021. Based on these considerations, the

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Aegon Sustainable Equity Income VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was below the median for its peer universe and below its benchmark, each for the past 1-, 3-, 5- and 10-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on December 1, 2020 pursuant to its current investment strategies.

Management Fee and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was in line with the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Aegon Sustainable Equity Income VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

With respect to the Sub-Adviser, the Board noted that information about the Sub-Adviser’s revenues and expenses was incorporated into the profitability analysis for TAM and its affiliates with respect to the Portfolio. As a result, the Board focused on profitability information for TAM and its affiliates and the Sub-Adviser in the aggregate.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM and its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Aegon U.S. Government Securities VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2022, and held for the entire six-month period until June 30, 2022.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period (B)	Ending Account Value June 30, 2022	Expenses Paid During Period (B)	Net Annualized Expense Ratio
Initial Class	$1,000.00	$905.60	$2.83	$1,021.80	$3.01	0.60%
Service Class	1,000.00	903.50	4.01	1,020.60	4.26	0.85

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Aegon U.S. Government Securities VP

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2022

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Government Obligations	46.2%
U.S. Government Agency Obligations	42.6
Other Investment Company	16.9
Repurchase Agreement	13.7
Mortgage-Backed Securities	6.8
Corporate Debt Securities	5.1
Asset-Backed Securities	1.6
Municipal Government Obligation	0.2
Net Other Assets (Liabilities) ^	(33.1)
Total	100.0%

Portfolio Characteristics	Years
Average Maturity §	8.02
Duration †	5.82

Credit Quality ‡	Percentage of Net Assets
U.S. Government and Agency Securities	88.8%
AAA	20.5
AA	3.1
A	1.6
BBB	1.9
BB	0.1
Not Rated	17.1
Net Other Assets (Liabilities) ^	(33.1)
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

^

The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

§	Average Maturity is computed by weighting the maturity of each security in the Portfolio by the market value of the security, then averaging these weighted figures.

†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

‡

Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Portfolio itself has not been rated by an independent agency.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Aegon U.S. Government Securities VP

SCHEDULE OF INVESTMENTS

At June 30, 2022

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 1.6%
Access to Loans for Learning Student Loan Corp. Series 2012-1, Class A, 1-Month LIBOR + 0.70%, 2.32% (A), 07/25/2036	$2,103,542	$2,062,948
Edsouth Indenture No. 3 LLC Series 2012-2, Class A, 1-Month LIBOR + 0.73%, 2.35% (A), 04/25/2039 (B)	883,673	869,581
SBA Small Business Investment Cos. Series 2012-10B, Class 1, 2.25%, 09/10/2022	29,604	29,592
SLM Student Loan Trust Series 2006-2, Class A6, 3-Month LIBOR + 0.17%, 1.35% (A), 01/25/2041	3,267,954	3,066,493

Total Asset-Backed Securities (Cost $6,107,982)		6,028,614

CORPORATE DEBT SECURITIES - 5.1%
Banks - 0.3%
Bank of America Corp. Fixed until 02/13/2030, 2.50% (A), 02/13/2031	1,500,000	1,272,879

Capital Markets - 0.9%
Goldman Sachs Group, Inc. 4.00%, 03/03/2024	1,645,000	1,651,316
Morgan Stanley
Fixed until 01/22/2030, 2.70% (A), 01/22/2031	1,500,000	1,302,223
3.75%, 02/25/2023	316,000	316,959

		3,270,498

Consumer Finance - 0.2%
Discover Financial Services 3.85%, 11/21/2022	485,000	486,200
Ford Motor Credit Co. LLC 4.25%, 09/20/2022	298,000	297,348

		783,548

Diversified Financial Services - 1.5%
Aviation Capital Group LLC 3.88%, 05/01/2023 (B)	208,000	206,227
Portmarnock Leasing LLC 1.74%, 10/22/2024	676,298	663,815
Private Export Funding Corp. 0.55%, 07/30/2024 (B)	5,000,000	4,741,697

		5,611,739

Diversified Telecommunication Services - 0.3%
Verizon Communications, Inc. 4.02%, 12/03/2029	1,000,000	970,675

Health Care Equipment & Supplies - 0.1%
Abbott Laboratories 3.40%, 11/30/2023	184,000	184,520

Health Care Providers & Services - 0.9%
CVS Health Corp. 3.75%, 04/01/2030	1,000,000	937,127
Humana, Inc. 4.88%, 04/01/2030	1,500,000	1,518,476

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
UnitedHealth Group, Inc. 4.20%, 05/15/2032	$ 918,000	$ 921,861

		3,377,464

Media - 0.2%
Comcast Corp. 3.40%, 04/01/2030	1,000,000	941,091

Multi-Utilities - 0.2%
Consolidated Edison Co. of New York, Inc. 3.35%, 04/01/2030	1,000,000	933,747

Semiconductors & Semiconductor Equipment - 0.2%
NVIDIA Corp. 2.85%, 04/01/2030	1,000,000	918,164

Specialty Retail - 0.3%
Lowe’s Cos., Inc. 4.50%, 04/15/2030	1,000,000	990,422

Total Corporate Debt Securities (Cost $20,114,804)		19,254,747

MORTGAGE-BACKED SECURITIES - 6.8%
COMM Mortgage Trust Series 2012-CR4, Class A3, 2.85%, 10/15/2045	2,171,615	2,164,538
Series 2013-CR9, Class A4, 4.41% (A), 07/10/2045	2,770,864	2,765,175
Series 2013-WWP, Class A2, 3.42%, 03/10/2031 (B)	5,000,000	4,991,936
Eleven Madison Mortgage Trust Series 2015-11MD, Class A, 3.67% (A), 09/10/2035 (B)	5,000,000	4,835,821
GS Mortgage Securities Trust Series 2014-GC18, Class A4, 4.07%, 01/10/2047	3,000,000	2,990,201
JPMBB Commercial Mortgage Securities Trust Series 2013-C12, Class A5, 3.66%, 07/15/2045	4,535,000	4,514,826
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C11, Class A4, 4.30% (A), 08/15/2046	3,500,000	3,483,163

Total Mortgage-Backed Securities (Cost $26,464,642)		25,745,660

MUNICIPAL GOVERNMENT OBLIGATION - 0.2%
Vermont - 0.2%
Vermont Student Assistance Corp., Certificate of Obligation, 1-Month LIBOR + 0.70%, 2.33% (A), 07/28/2034	915,606	913,453

Total Municipal Government Obligation (Cost $915,606)		913,453

U.S. GOVERNMENT AGENCY OBLIGATIONS - 42.6%
Federal Home Loan Bank
2.38%, 03/14/2025	25,000,000	24,538,430
3.25%, 11/16/2028 (C)	6,000,000	6,035,530

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Aegon U.S. Government Securities VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Principal	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.01%, 07/25/2025	$ 5,000,000	$ 4,941,203
3.19% (A), 09/25/2027	4,070,000	4,014,820
3.25% (A), 04/25/2023	7,098,489	7,095,967
Federal National Mortgage Association
0.88%, 08/05/2030 (C)	8,300,000	6,875,925
2.38%, 01/19/2023	18,500,000	18,489,266
2.63%, 09/06/2024 (C)	4,000,000	3,966,324
2.88%, 09/12/2023 (C)	2,000,000	2,000,814
Government National Mortgage Association
3.89% (A), 09/20/2061	168,080	167,748
4.26% (A), 06/20/2062	227,350	228,397
4.63% (A), 07/20/2061	9,991	9,695
4.70% (A), 10/20/2061 - 12/20/2061	13,801	13,640
Tennessee Valley Authority
1.50%, 09/15/2031 (C)	5,000,000	4,264,393
2.88%, 02/01/2027 (C)	6,000,000	5,927,568
3.50%, 12/15/2042	5,000,000	4,614,673
4.88%, 01/15/2048	5,000,000	5,654,083
Uniform Mortgage-Backed Security
3.50%, TBA (D)	25,000,000	24,079,102
4.00%, TBA (D)	40,000,000	39,490,625

Total U.S. Government Agency Obligations (Cost $168,271,220)		162,408,203

U.S. GOVERNMENT OBLIGATIONS - 46.2%
U.S. Treasury - 46.2%
U.S. Treasury Bond
1.13%, 05/15/2040	6,000,000	4,201,641
1.88%, 02/15/2051	14,980,000	11,335,062
2.00%, 02/15/2050	6,600,000	5,158,570
2.25%, 02/15/2052 (C)	2,000,000	1,660,000
2.38%, 02/15/2042 (C)	7,500,000	6,394,922
2.50%, 02/15/2045 - 05/15/2046	4,000,000	3,415,234
2.88%, 11/15/2046 - 05/15/2052	6,900,000	6,423,845
3.00%, 05/15/2042 - 02/15/2048	7,519,000	7,077,485
3.38%, 11/15/2048	500,000	512,031
3.50%, 02/15/2039	1,414,500	1,484,341
3.63%, 08/15/2043	1,814,000	1,872,246

	Principal	Value

U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Note
0.13%, 01/31/2023	$ 5,000,000	$ 4,928,906
0.38%, 11/30/2025 - 12/31/2025	18,000,000	16,434,062
0.63%, 12/31/2027	2,000,000	1,755,547
1.25%, 11/30/2026	20,000,000	18,544,531
1.75%, 01/31/2029 (C)	10,000,000	9,239,844
1.88%, 02/28/2027 - 02/15/2032	14,400,000	13,504,156
2.25%, 03/31/2024	5,000,000	4,940,820
2.38%, 03/31/2029	10,000,000	9,590,625
2.50%, 04/30/2024 - 05/31/2024 (C)	25,000,000	24,801,172
2.50%, 03/31/2027	5,000,000	4,885,547
2.63%, 05/31/2027 (C)	5,000,000	4,912,891
2.75%, 04/30/2027 (C)	10,000,000	9,879,687
2.88%, 05/15/2032	3,000,000	2,975,156

Total U.S. Government Obligations (Cost $188,817,274)		175,928,321

	Shares	Value
OTHER INVESTMENT COMPANY - 16.9%
Securities Lending Collateral - 16.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.54% (E)	64,446,750	64,446,750

Total Other Investment Company (Cost $64,446,750)		64,446,750

	Principal	Value
REPURCHASE AGREEMENT - 13.7%
Fixed Income Clearing Corp., 0.35% (E), dated 06/30/2022, to be repurchased at $52,244,171 on 07/01/2022. Collateralized by a U.S. Government Obligation, 3.00%, due 06/30/2024, and with a value of $53,288,538.	$52,243,664	52,243,664

Total Repurchase Agreement (Cost $52,243,664)		52,243,664

Total Investments (Cost $527,381,942)		506,969,412
Net Other Assets (Liabilities) - (33.1)%		(126,021,726)

Net Assets - 100.0%		$ 380,947,686

FUTURES CONTRACTS:

Short Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Ultra Note	(23)	09/21/2022	$(2,976,977)	$(2,929,625)	$47,352	$—

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Aegon U.S. Government Securities VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$6,028,614	$—	$6,028,614
Corporate Debt Securities	—	19,254,747	—	19,254,747
Mortgage-Backed Securities	—	25,745,660	—	25,745,660
Municipal Government Obligation	—	913,453	—	913,453
U.S. Government Agency Obligations	—	162,408,203	—	162,408,203
U.S. Government Obligations	—	175,928,321	—	175,928,321
Other Investment Company	64,446,750	—	—	64,446,750
Repurchase Agreement	—	52,243,664	—	52,243,664

Total Investments	$64,446,750	$442,522,662	$—	$506,969,412

Other Financial Instruments
Futures Contracts (G)	$47,352	$—	$—	$47,352

Total Other Financial Instruments	$47,352	$—	$—	$47,352

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2022, the total value of 144A securities is $15,645,262, representing 4.1% of the Portfolio’s net assets.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $68,804,666, collateralized by cash collateral of $64,446,750 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $5,782,631. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after June 30, 2022. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(E)	Rates disclosed reflect the yields at June 30, 2022.
(F)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2022. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(G)	Derivative instruments are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
TBA	To Be Announced

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Aegon U.S. Government Securities VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2022

(unaudited)

Assets:
Investments, at value (cost $475,138,278) (including securities loaned of $68,804,666)	$454,725,748
Repurchase agreement, at value (cost $52,243,664)	52,243,664
Cash collateral pledged at broker for:
TBA commitments	1,133,000
Futures contracts	63,250
Receivables and other assets:
Investments sold	1,275,976
Net income from securities lending	7,691
Shares of beneficial interest sold	30,568
Interest	1,921,537
Prepaid expenses	1,117

Total assets	511,402,551

Liabilities:
Cash collateral received upon return of:
Securities on loan	64,446,750
Payables and other liabilities:
When-issued, delayed-delivery, forward and TBA commitments purchased	64,410,859
Shares of beneficial interest redeemed	266,221
Due to custodian	990,195
Investment management fees	163,806
Distribution and service fees	59,910
Transfer agent costs	531
Trustees, CCO and deferred compensation fees	4,413
Audit and tax fees	16,750
Custody fees	6,751
Legal fees	2,643
Printing and shareholder reports fees	48,265
Other accrued expenses	7,200
Variation margin payable on futures contracts	30,571

Total liabilities	130,454,865

Net assets	$380,947,686

Net assets consist of:
Capital stock ($0.01 par value)	$393,766
Additional paid-in capital	406,995,197
Total distributable earnings (accumulated losses)	(26,441,277)

Net assets	$380,947,686

Net assets by class:
Initial Class	$70,784,408
Service Class	310,163,278

Shares outstanding:
Initial Class	7,533,784
Service Class	31,842,823

Net asset value and offering price per share:
Initial Class	$9.40
Service Class	9.74

STATEMENT OF OPERATIONS

For the period ended June 30, 2022

(unaudited)

Investment Income:
Interest income	$3,080,565
Net income from securities lending	32,264

Total investment income	3,112,829

Expenses:
Investment management fees	905,495
Distribution and service fees:
Service Class	318,076
Transfer agent costs	1,668
Trustees, CCO and deferred compensation fees	6,393
Audit and tax fees	16,872
Custody fees	18,908
Legal fees	9,317
Printing and shareholder reports fees	15,467
Other	9,738

Total expenses	1,301,934

Net investment income (loss)	1,810,895

Net realized gain (loss) on:
Investments	(9,356,482)
Futures contracts	2,515,666

Net realized gain (loss)	(6,840,816)

Net change in unrealized appreciation (depreciation) on:
Investments	(27,002,772)
Futures contracts	66,332

Net change in unrealized appreciation (depreciation)	(26,936,440)

Net realized and change in unrealized gain (loss)	(33,777,256)

Net increase (decrease) in net assets resulting from operations	$(31,966,361)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Aegon U.S. Government Securities VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2022 (unaudited)	December 31, 2021
From operations:
Net investment income (loss)	$1,810,895	$3,075,448
Net realized gain (loss)	(6,840,816)	(2,353,374)
Net change in unrealized appreciation (depreciation)	(26,936,440)	(11,210,269)

Net increase (decrease) in net assets resulting from operations	(31,966,361)	(10,488,195)

Dividends and/or distributions to shareholders:
Initial Class	—	(8,098,796)
Service Class	—	(20,625,550)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(28,724,346)

Capital share transactions:
Proceeds from shares sold:
Initial Class	6,786,959	14,305,114
Service Class	133,827,821	38,009,020

	140,614,780	52,314,134

Dividends and/or distributions reinvested:
Initial Class	—	8,098,796
Service Class	—	20,625,550

	—	28,724,346

Cost of shares redeemed:
Initial Class	(10,223,228)	(35,065,756)
Service Class	(24,709,780)	(126,564,360)

	(34,933,008)	(161,630,116)

Net increase (decrease) in net assets resulting from capital share transactions	105,681,772	(80,591,636)

Net increase (decrease) in net assets	73,715,411	(119,804,177)

Net assets:
Beginning of period/year	307,232,275	427,036,452

End of period/year	$380,947,686	$307,232,275

Capital share transactions - shares:
Shares issued:
Initial Class	691,868	1,296,667
Service Class	13,377,466	3,319,701

	14,069,334	4,616,368

Shares reinvested:
Initial Class	—	772,049
Service Class	—	1,893,990

	—	2,666,039

Shares redeemed:
Initial Class	(1,046,970)	(3,177,917)
Service Class	(2,444,616)	(10,964,305)

	(3,491,586)	(14,142,222)

Net increase (decrease) in shares outstanding:
Initial Class	(355,102)	(1,109,201)
Service Class	10,932,850	(5,750,614)

	10,577,748	(6,859,815)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Aegon U.S. Government Securities VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2022 (unaudited)		December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017
Net asset value, beginning of period/year	$10.38		$11.69	$10.92	$10.45	$10.75	$11.81

Investment operations:
Net investment income (loss) (A)	0.06		0.12	0.15	0.21	0.17	0.19
Net realized and unrealized gain (loss)	(1.04)		(0.39)	0.83	0.48	(0.15)	0.13

Total investment operations	(0.98)		(0.27)	0.98	0.69	0.02	0.32

Dividends and/or distributions to shareholders:
Net investment income	—		(0.25)	(0.20)	(0.22)	(0.32)	(0.45)
Net realized gains	—		(0.79)	(0.01)	—	—	(0.93)

Total dividends and/or distributions to shareholders	—		(1.04)	(0.21)	(0.22)	(0.32)	(1.38)

Net asset value, end of period/year	$9.40		$10.38	$11.69	$10.92	$10.45	$10.75

Total return	(9.44	)%(B)	(2.39)%	8.97%	6.60%	0.26%	2.66%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$70,785		$81,905	$105,166	$80,042	$78,801	$84,450
Expenses to average net assets	0.60	%(C)	0.60%	0.59%	0.61%	0.62%	0.62%
Net investment income (loss) to average net assets	1.27	%(C)	1.06%	1.32%	1.92%	1.60%	1.69%
Portfolio turnover rate	5	%(B)	29%	128%	44%	85%	18%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2022 (unaudited)		December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017
Net asset value, beginning of period/year	$10.78		$12.07	$11.28	$10.79	$11.07	$12.10

Investment operations:
Net investment income (loss) (A)	0.05		0.09	0.13	0.19	0.15	0.17
Net realized and unrealized gain (loss)	(1.09)		(0.39)	0.84	0.50	(0.15)	0.12

Total investment operations	(1.04)		(0.30)	0.97	0.69	—	0.29

Dividends and/or distributions to shareholders:
Net investment income	—		(0.20)	(0.17)	(0.20)	(0.28)	(0.39)
Net realized gains	—		(0.79)	(0.01)	—	—	(0.93)

Total dividends and/or distributions to shareholders	—		(0.99)	(0.18)	(0.20)	(0.28)	(1.32)

Net asset value, end of period/year	$9.74		$10.78	$12.07	$11.28	$10.79	$11.07

Total return	(9.65	)%(B)	(2.53)%	8.66%	6.35%	0.01%	2.36%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$310,163		$225,327	$321,870	$234,467	$398,566	$242,695
Expenses to average net assets	0.85	%(C)	0.85%	0.84%	0.86%	0.87%	0.87%
Net investment income (loss) to average net assets	1.05	%(C)	0.81%	1.04%	1.67%	1.37%	1.43%
Portfolio turnover rate	5	%(B)	29%	128%	44%	85%	18%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Aegon U.S. Government Securities VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2022

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Aegon U.S. Government Securities VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Aegon U.S. Government Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

1. ORGANIZATION (continued)

services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2022, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Cash overdraft: The Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the Federal Funds Rate.

Payables, if any, are reflected as Due to custodian within the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts are reflected in Custody fees within the Statement of Operations. Expenses, if any, from foreign cash overdrafts are reflected in Other expenses within the Statement of Operations.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2022 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Aegon U.S. Government Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

3. INVESTMENT VALUATION (continued)

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Aegon U.S. Government Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

3. INVESTMENT VALUATION (continued)

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. SECURITIES AND OTHER INVESTMENTS

When-issued, delayed-delivery, forward, and to be announced (“TBA”) commitment transactions: The Portfolio may purchase or sell securities on a when-issued, delayed-delivery, forward and TBA commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio engages in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolio engages in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Delayed-delivery transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolio if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolio is delayed or prevented from completing the transaction. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolio sells a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses on the security.

TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of a Portfolio’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities. TBA collateral requirements are typically calculated by netting the mark-to-market amount for each transaction and comparing that amount to the value of the collateral currently pledged by a Portfolio and the counterparty. Cash collateral that has been pledged to cover the obligations of a Portfolio and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as Cash collateral pledged at broker for TBA commitments or Cash collateral at broker for TBA commitments, respectively. Non-cash collateral pledged by a Portfolio, if any, is disclosed within the Schedule of Investments. Typically, a Portfolio is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted. To the extent amounts due to a Portfolio are not fully collateralized, contractually or otherwise, a Portfolio bears the risk of loss from counterparty non-performance.

When-issued, delayed-delivery, forward and TBA commitment transactions held at June 30, 2022, if any, are identified within the Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, forward and TBA commitments purchased or sold within the Statement of Assets and Liabilities.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Aegon U.S. Government Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2022, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2022.

Repurchase agreements at June 30, 2022, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2022, if any, are shown on a gross basis within the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Aegon U.S. Government Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2022.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
U.S. Government Agency Obligations	$22,967,033	$—	$—	$—	$22,967,033
U.S. Government Obligations	41,479,717	—	—	—	41,479,717
Total Securities Lending Transactions	$64,446,750	$—	$—	$—	$64,446,750
Total Borrowings	$64,446,750	$—	$—	$—	$64,446,750

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Aegon U.S. Government Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Within the “Strategy Review” section of the December 31, 2021, annual report for the Portfolio, it was incorrectly noted that the Portfolio’s use of derivatives during 2021 added to performance. As reflected in the Statement of Operations in that annual report, the Portfolio’s derivatives usage during the year detracted from performance.

Open futures contracts at June 30, 2022, if any, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2022.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$47,352	$—	$—	$—	$—	$47,352
Total	$47,352	$—	$—	$—	$—	$47,352

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments, if any, within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2022.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$2,515,666	$—	$—	$—	$—	$2,515,666
Total	$2,515,666	$—	$—	$—	$—	$2,515,666

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$66,332	$—	$—	$—	$—	$66,332
Total	$66,332	$—	$—	$—	$—	$66,332

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2022.

Futures contracts:
Average notional value of contracts — long	$3,095,326
Average notional value of contracts — short	(20,751,820)

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to pledge collateral on derivatives to a counterparty if the Portfolio is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Aegon U.S. Government Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

collateral that has been pledged by the Portfolio to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Portfolio from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments.

Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.

To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. Additionally, to the extent the Portfolio has delivered collateral to a counterparty, the Portfolio bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.

7. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities and other assets may go up or down, sometimes sharply and unpredictably, due to general market conditions, overall economic trends or events, inflation, changes in interest rates, government actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by wars, tariffs, trade disputes or other factors, political developments, investor sentiment, the global and domestic effects of a pandemic or other health emergency, and other factors that may or may not be related to the issuer of the security or other asset. The market prices of securities and other assets also may go down due to events or conditions that affect particular sectors, industries, issuers, or geographies. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets. If the value of the Portfolio’s securities and assets fall, the value of your investment will go down. The Portfolio may experience a substantial or complete loss on any individual security or asset.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, the imposition of economic sanctions, public health events (such as the spread of infectious disease), wars, terrorism, cybersecurity events, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. In the past decade, financial markets throughout the world have experienced increased volatility and decreased liquidity. These conditions may continue or worsen. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down. Securities markets may also be susceptible to market manipulation or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or adversely affect the value of securities traded in these markets, including the Portfolio’s securities.

The pandemic of the novel coronavirus respiratory disease designated COVID-19 has resulted in economic downturns throughout the world, severe losses, particularly to some sectors of the economy and individual issuers, and reduced liquidity of many instruments. There also have been significant disruptions to business operations, including business closures; strained healthcare systems; disruptions to supply chains and employee availability; large fluctuations in consumer demand; and widespread uncertainty regarding the duration and long-term effects of the pandemic. Economic downturns may be prolonged, and political and social instability, continued volatility and decreased liquidity in the securities markets may result. Developing or emerging market countries may be more impacted by the pandemic.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. These and other government intervention into the economy and financial markets may not work as intended. In addition, government actions to mitigate the economic impact of the pandemic have resulted in large expansion of government deficits and debt, the long-term consequences of which are not known. Rates of inflation have recently risen, which could adversely affect economies and markets. The pandemic could continue to adversely affect the value and liquidity of the Portfolio’s investments.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Aegon U.S. Government Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

7. RISK FACTORS (continued)

Europe: A number of countries in Europe have experienced severe economic and financial difficulties; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen or spread within or outside Europe. Responses to the financial problems by European governments, central banks and others may not work, may result in conflicts and social unrest and may limit future growth and economic recovery or have other unintended consequences. In January, 2020, through “Brexit,” the United Kingdom withdrew from the European Union. The ramifications of Brexit are unknown, and the implications of possible political, regulatory, economic, and market outcomes could be significant. The United Kingdom has one of the largest economies in Europe and is a major trading partner with European Union countries and the United States. Brexit may create additional and substantial economic stresses for the United Kingdom, including a contraction of the United Kingdom’s economy, decreased trade, capital outflows, devaluation of the British pound, and a decrease in business and consumer spending and investment. The negative impact on not only the United Kingdom and European Union economies but also the broader global economy could be significant. A number of countries in Europe have suffered terror attacks, and additional attacks may occur in the future. Europe has also been struggling with mass migration from the Middle East, Eastern Europe and Africa. The ultimate effects of these events and other socio-political or geopolitical issues could profoundly affect global economies and markets. Whether or not the Portfolio invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of the Portfolio’s investments.

Additional Market Disruption: Russia’s invasion of Ukraine in February, 2022, the resulting responses by the United States and other countries, and the potential for wider conflict, have increased and may continue to increase volatility and uncertainty in financial markets worldwide. The United States and other countries have imposed broad-ranging economic sanctions on Russia and Russian entities and individuals, and may impose additional sanctions, including on other countries that provide military or economic support to Russia. These sanctions, among other things, restrict companies from doing business with Russia and Russian issuers, and may adversely affect companies with economic or financial exposure to Russia and Russian issuers. The extent and duration of Russia’s military actions and the repercussions of such actions are not known. The invasion may widen beyond Ukraine and may escalate, including through retaliatory actions and cyberattacks by Russia and even other countries. These events may result in further and significant market disruptions and may adversely affect regional and global economies including those of Europe and the United States. Certain industries and markets, such as those involving oil, natural gas and other commodities, as well as global supply chains, may be particularly adversely affected. Whether or not the Portfolio invests in securities of issuers located in Russia, Ukraine and adjacent countries or with significant exposure to issuers in these countries, these events could negatively affect the value and liquidity of the Portfolio’s investments.

Interest rate risk: Interest rates in the U.S. and certain foreign markets have been low relative to historic levels. The Portfolio faces a risk that interest rates may rise. The value of fixed-income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates also may affect the liquidity of the Portfolio’s investments. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities generally and could also result in increased redemptions from the Portfolio. Increased redemptions could cause the Portfolio to sell securities at inopportune times or depressed prices and result in further losses.

U.S. government and agency obligations risk: Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. government that are supported by the full faith and credit of the U.S. government generally present a lesser degree of credit risk than securities issued by agencies and instrumentalities sponsored by the U.S. government that are supported only by the issuer’s right to borrow from the U.S. Treasury and securities issued by agencies and instrumentalities sponsored by the U.S. government that are supported only by the credit of the issuing agencies. A security backed by the “full faith and credit” of the U.S. government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price.

LIBOR risk: Many financial instruments, financings or other transactions to which the Portfolio may be a party use or may use a floating rate based on the London Interbank Offered Rate (“LIBOR”). The UK Financial Conduct Authority and LIBOR’s administrator announced that the use of LIBOR will be phased out; most LIBOR rates are no longer published as of the end of 2021 and a majority of U.S. dollar LIBOR rates will no longer be published after June 30, 2023. It is possible that a subset of LIBOR rates may be published after these dates on a “synthetic” basis, but any such publications would be considered non-representative of the underlying market. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Portfolio, issuers of instruments in which the Portfolio invests, and financial markets generally. As such, the potential effect of a transition away from LIBOR on the Portfolio or the Portfolio’s investments cannot yet be determined.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Aegon U.S. Government Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TAM has entered into a sub-advisory agreement with Aegon USA Investment Management, LLC (“AUIM”), an affiliate of TAM. AUIM provides day-to-day portfolio management services to the Portfolio, subject to the supervision of TAM. TAM is responsible for compensating the sub-adviser for its services.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, AUIM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee, CCO and deferred compensation fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints	Rate
First $500 million	0.55%
Over $500 million up to $1.5 billion	0.51
Over $1.5 billion	0.50

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net assets. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.63%	May 1, 2023
Service Class	0.88	May 1, 2023

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2022 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Aegon U.S. Government Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

As of June 30, 2022, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2023. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Technology Holdings, Inc (“SS&C”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C related to applicable sub-transfer agency services. For the period ended June 30, 2022, (i) the expenses paid to SS&C by the Portfolio are referred to as Transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C by the Portfolio are referred to as Transfer agent costs within the Statement of Assets and Liabilities.

Deferred compensation plan: Effective September 23, 2021, the Board has approved the termination of the deferred compensation plan. Payments will be made to applicable current and former Board members consistent with Section 409A of the Code. Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2022, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2022.

9. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2022, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 5,750,482	$ 103,390,888	$ 1,710,356	$ 12,729,263

10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Aegon U.S. Government Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)

Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2022, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 527,381,942	$ 366,798	$ (20,731,976)	$ (20,365,178)

11. NEW ACCOUNTING PRONOUNCEMENT

In January 2021, the Financial Accounting Standards Board issued Accounting Standards Update No. 2021-01 (“ASU 2021-01”), “Reference Rate Reform (Topic 848)”. ASU 2021-01 is an update of ASU 2020-04, which is in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The ASU 2021-01 update clarifies that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. The amendments in this update are effective immediately through December 31, 2022, for all entities. Management does not expect ASU 2021-01 to have a material impact on the financial statements.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Aegon U.S. Government Securities VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 15-16, 2022, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Aegon U.S. Government Securities VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Aegon USA Investment Management, LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2023.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Aegon U.S. Government Securities VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2021. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 3- and 5-year periods, in line with the median for the past 10-year period and below the median for the past 1-year period. The Board also noted that the performance of Service Class Shares of the Portfolio was below its benchmark for the past 1-, 3-, 5- and 10-year periods.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was below the median for its peer group and in line with the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Aegon U.S. Government Securities VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that information about the Sub-Adviser’s revenues and expenses was incorporated into the profitability analysis for TAM and its affiliates with respect to the Portfolio. As a result, the Board focused on profitability information for TAM and its affiliates and the Sub-Adviser in the aggregate.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica American Funds Managed Risk VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2022, and held for the entire six-month period until June 30, 2022.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period (B)	Ending Account Value June 30, 2022	Expenses Paid During Period (B)	Net Annualized Expense Ratio (C)
Service Class	$1,000.00	$874.10	$3.86	$1,020.70	$4.16	0.83%

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Net annualized expense ratios, as disclosed in the table, do not include the expenses of the underlying investments in which the Portfolio invests. The net annualized expense ratios, as stated in the fee table of the Portfolio’s Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2022

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Mixed Allocation Fund	92.0%
Repurchase Agreement	6.1
Net Other Assets (Liabilities)	1.9
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica American Funds Managed Risk VP

SCHEDULE OF INVESTMENTS

At June 30, 2022

(unaudited)

	Shares	Value
INVESTMENT COMPANY - 92.0%
U.S. Mixed Allocation Fund - 92.0%
American Funds Insurance Series - Asset Allocation Fund	38,750,172	$849,403,763

Total Investment Company (Cost $891,308,723)		849,403,763

	Principal	Value
REPURCHASE AGREEMENT - 6.1%
Fixed Income Clearing Corp., 0.35% (A), dated 06/30/2022, to be repurchased at $56,376,857 on 07/01/2022. Collateralized by a U.S. Government Obligation, 3.00%, due 06/30/2024, and with a value of $57,503,922.	$56,376,309	56,376,309

Total Repurchase Agreement (Cost $56,376,309)		56,376,309

Total Investments (Cost $947,685,032)		905,780,072
Net Other Assets (Liabilities) - 1.9%		17,914,569

Net Assets - 100.0%		$ 923,694,641

FUTURES CONTRACTS:

Short Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
E-Mini Russell 2000® Index	(53)	09/16/2022	$(4,704,143)	$(4,526,200)	$177,943	$—
EUR Currency	(73)	09/19/2022	(9,714,167)	(9,615,925)	98,242	—
EURO STOXX 50® Index	(245)	09/16/2022	(8,920,442)	(8,834,690)	85,752	—
FTSE 100 Index	(32)	09/16/2022	(2,781,663)	(2,773,886)	7,777	—
GBP Currency	(38)	09/19/2022	(2,944,551)	(2,897,263)	47,288	—
MSCI Emerging Markets Index	(154)	09/16/2022	(7,728,572)	(7,720,790)	7,782	—
S&P 500® E-Mini Index	(1,297)	09/16/2022	(251,994,189)	(245,749,075)	6,245,114	—
S&P Midcap 400® E-Mini Index	(117)	09/16/2022	(27,660,062)	(26,535,600)	1,124,462	—

Total Futures Contracts					$7,794,360	$—

INVESTMENT VALUATION:

Valuation Inputs (B)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Company	$849,403,763	$—	$—	$849,403,763
Repurchase Agreement	—	56,376,309	—	56,376,309

Total Investments	$849,403,763	$56,376,309	$—	$905,780,072

Other Financial Instruments
Futures Contracts (C)	$7,794,360	$—	$—	$7,794,360

Total Other Financial Instruments	$7,794,360	$—	$—	$7,794,360

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica American Funds Managed Risk VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate disclosed reflects the yield at June 30, 2022.
(B)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2022. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(C)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

EUR	Euro
GBP	Pound Sterling

PORTFOLIO ABBREVIATIONS:

FTSE	Financial Times Stock Exchange
STOXX	Deutsche Börse Group & SIX Group Index

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica American Funds Managed Risk VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2022

(unaudited)

Assets:
Unaffiliated investments, at value (cost $891,308,723)	$849,403,763
Repurchase agreement, at value (cost $56,376,309)	56,376,309
Receivables and other assets:
Interest	548
Variation margin receivable on futures contracts	19,462,993
Prepaid expenses	3,989

Total assets	925,247,602

Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	395,762
Investment management fees	410,929
Distribution and service fees	193,834
Transfer agent costs	2,136
Trustees, CCO and deferred compensation fees	6,217
Audit and tax fees	13,073
Custody fees	20,917
Legal fees	6,452
Printing and shareholder reports fees	487,245
Other accrued expenses	16,396

Total liabilities	1,552,961

Net assets	$923,694,641

Net assets consist of:
Capital stock ($0.01 par value)	$794,911
Additional paid-in capital	814,710,025
Total distributable earnings (accumulated losses)	108,189,705

Net assets	$923,694,641

Shares outstanding	79,491,101

Net asset value and offering price per share	$11.62

STATEMENT OF OPERATIONS

For the period ended June 30, 2022

(unaudited)

Investment Income:
Dividend income from unaffiliated investments	$11,469,487
Interest income from unaffiliated investments	15,599

Total investment income	11,485,086

Expenses:
Investment management fees	2,642,765
Distribution and service fees	1,246,587
Transfer agent costs	5,642
Trustees, CCO and deferred compensation fees	17,610
Audit and tax fees	14,460
Custody fees	41,922
Legal fees	29,015
Printing and shareholder reports fees	129,848
Other	24,681

Total expenses	4,152,530

Net investment income (loss)	7,332,556

Net realized gain (loss) on:
Unaffiliated investments	16,331,827
Capital gain distributions received from unaffiliated investment companies	84,406,682
Futures contracts	19,305,265

Net realized gain (loss)	120,043,774

Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(274,961,612)
Futures contracts	7,794,360
Translation of assets and liabilities denominated in foreign currencies	(6,240)

Net change in unrealized appreciation (depreciation)	(267,173,492)

Net realized and change in unrealized gain (loss)	(147,129,718)

Net increase (decrease) in net assets resulting from operations	$(139,797,162)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica American Funds Managed Risk VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2022 (unaudited)	December 31, 2021
From operations:
Net investment income (loss)	$7,332,556	$14,405,904
Net realized gain (loss)	120,043,774	48,073,646
Net change in unrealized appreciation (depreciation)	(267,173,492)	71,483,168

Net increase (decrease) in net assets resulting from operations	(139,797,162)	133,962,718

Dividends and/or distributions to shareholders:
Dividends and/or distributions to shareholders	—	(9,565,023)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(9,565,023)

Capital share transactions:
Proceeds from shares sold	6,017,266	15,852,536
Dividends and/or distributions reinvested	—	9,565,023
Cost of shares redeemed	(49,315,799)	(104,262,830)

Net increase (decrease) in net assets resulting from capital share transactions	(43,298,533)	(78,845,271)

Net increase (decrease) in net assets	(183,095,695)	45,552,424

Net assets:
Beginning of period/year	1,106,790,336	1,061,237,912

End of period/year	$923,694,641	$1,106,790,336

Capital share transactions - shares:
Shares issued	495,370	1,243,288
Shares reinvested	—	735,771
Shares redeemed	(3,975,364)	(8,206,447)

Net increase (decrease) in shares outstanding	(3,479,994)	(6,227,388)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica American Funds Managed Risk VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2022 (unaudited)		December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017
Net asset value, beginning of period/year	$13.34		$11.90	$11.91	$10.48	$11.59	$10.18

Investment operations:
Net investment income (loss) (A)	0.09		0.17	0.11	0.15	0.17	0.12
Net realized and unrealized gain (loss)	(1.81)		1.38	0.37	1.69	(0.81)	1.37

Total investment operations	(1.72)		1.55	0.48	1.84	(0.64)	1.49

Dividends and/or distributions to shareholders:
Net investment income	—		(0.11)	(0.14)	(0.14)	(0.10)	(0.07)
Net realized gains	—		—	(0.35)	(0.27)	(0.37)	(0.01)

Total dividends and/or distributions to shareholders	—		(0.11)	(0.49)	(0.41)	(0.47)	(0.08)

Net asset value, end of period/year	$11.62		$13.34	$11.90	$11.91	$10.48	$11.59

Total return	(12.59	)%(B)	13.08%	4.29%	17.81%	(5.82)%	14.62%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$923,695		$1,106,790	$1,061,238	$1,015,698	$781,007	$703,398
Expenses to average net assets (C)	0.83	%(D)	0.82%	0.84%	0.83%	0.84%	0.82%
Net investment income (loss) to average net assets	1.47	%(D)	1.32%	0.96%	1.37%	1.46%	1.11%
Portfolio turnover rate	—	%(B)	—%	9%	2%	—%	—%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Portfolio invests.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica American Funds Managed Risk VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2022

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica American Funds Managed Risk VP (the “Portfolio”) is a series of TST and is classified as non-diversified under the 1940 Act. The Portfolio currently offers one class of shares, Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica American Funds Managed Risk VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

1. ORGANIZATION (continued)

services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2022, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2022 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica American Funds Managed Risk VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

3. INVESTMENT VALUATION (continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2022, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica American Funds Managed Risk VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2022.

Repurchase agreements at June 30, 2022, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2022, if any, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica American Funds Managed Risk VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2022.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$—	$145,530	$7,648,830	$—	$—	$7,794,360
Total	$—	$145,530	$7,648,830	$—	$—	$7,794,360

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments, if any, within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2022.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$772,855	$18,532,410	$—	$—	$19,305,265
Total	$—	$772,855	$18,532,410	$—	$—	$19,305,265

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$145,530	$7,648,830	$—	$—	$7,794,360
Total	$—	$145,530	$7,648,830	$—	$—	$7,794,360

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2022.

Futures contracts:
Average notional value of contracts — short	$(180,377,360)

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to pledge collateral on derivatives to a counterparty if the Portfolio is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Portfolio to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Portfolio from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments.

Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.

To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. Additionally, to the extent the Portfolio has delivered collateral to a

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica American Funds Managed Risk VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

counterparty, the Portfolio bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.

6. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities and other assets may go up or down, sometimes sharply and unpredictably, due to general market conditions, overall economic trends or events, inflation, changes in interest rates, government actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by wars, tariffs, trade disputes or other factors, political developments, investor sentiment, the global and domestic effects of a pandemic or other health emergency, and other factors that may or may not be related to the issuer of the security or other asset. The market prices of securities and other assets also may go down due to events or conditions that affect particular sectors, industries, issuers, or geographies. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets. If the value of the Portfolio’s securities and assets fall, the value of your investment will go down. The Portfolio may experience a substantial or complete loss on any individual security or asset.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, the imposition of economic sanctions, public health events (such as the spread of infectious disease), wars, terrorism, cybersecurity events, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. In the past decade, financial markets throughout the world have experienced increased volatility and decreased liquidity. These conditions may continue or worsen. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down. Securities markets may also be susceptible to market manipulation or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or adversely affect the value of securities traded in these markets, including the Portfolio’s securities.

The pandemic of the novel coronavirus respiratory disease designated COVID-19 has resulted in economic downturns throughout the world, severe losses, particularly to some sectors of the economy and individual issuers, and reduced liquidity of many instruments. There also have been significant disruptions to business operations, including business closures; strained healthcare systems; disruptions to supply chains and employee availability; large fluctuations in consumer demand; and widespread uncertainty regarding the duration and long-term effects of the pandemic. Economic downturns may be prolonged, and political and social instability, continued volatility and decreased liquidity in the securities markets may result. Developing or emerging market countries may be more impacted by the pandemic.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. These and other government intervention into the economy and financial markets may not work as intended. In addition, government actions to mitigate the economic impact of the pandemic have resulted in large expansion of government deficits and debt, the long-term consequences of which are not known. Rates of inflation have recently risen, which could adversely affect economies and markets. The pandemic could continue to adversely affect the value and liquidity of the Portfolio’s investments.

Europe: A number of countries in Europe have experienced severe economic and financial difficulties; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen or spread within or outside Europe. Responses to the financial problems by European governments, central banks and others may not work, may result in conflicts and social unrest and may limit future growth and economic recovery or have other unintended consequences. In January, 2020, through “Brexit,” the United Kingdom withdrew from the European Union. The ramifications of Brexit are unknown, and the implications of possible political, regulatory, economic, and market outcomes could be significant. The United Kingdom has one of the largest economies in Europe and is a major trading partner with European Union countries and the United States. Brexit may create additional and substantial economic stresses for the United Kingdom, including a contraction of the United Kingdom’s economy, decreased trade, capital outflows, devaluation of the British pound, and a decrease in business and consumer spending and investment. The negative impact on not only the United Kingdom and European Union economies but also the broader global economy could be significant. A number of countries in Europe have suffered terror attacks, and additional attacks may occur in the future. Europe has also been struggling with mass migration from the Middle East, Eastern Europe and Africa. The ultimate effects

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica American Funds Managed Risk VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

6. RISK FACTORS (continued)

of these events and other socio-political or geopolitical issues could profoundly affect global economies and markets. Whether or not the Portfolio invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of the Portfolio’s investments.

Additional Market Disruption: Russia’s invasion of Ukraine in February, 2022, the resulting responses by the United States and other countries, and the potential for wider conflict, have increased and may continue to increase volatility and uncertainty in financial markets worldwide. The United States and other countries have imposed broad-ranging economic sanctions on Russia and Russian entities and individuals, and may impose additional sanctions, including on other countries that provide military or economic support to Russia. These sanctions, among other things, restrict companies from doing business with Russia and Russian issuers, and may adversely affect companies with economic or financial exposure to Russia and Russian issuers. The extent and duration of Russia’s military actions and the repercussions of such actions are not known. The invasion may widen beyond Ukraine and may escalate, including through retaliatory actions and cyberattacks by Russia and even other countries. These events may result in further and significant market disruptions and may adversely affect regional and global economies including those of Europe and the United States. Certain industries and markets, such as those involving oil, natural gas and other commodities, as well as global supply chains, may be particularly adversely affected. Whether or not the Portfolio invests in securities of issuers located in Russia, Ukraine and adjacent countries or with significant exposure to issuers in these countries, these events could negatively affect the value and liquidity of the Portfolio’s investments.

Asset allocation risk: The Portfolio’s investment performance is significantly impacted by the Portfolio’s asset allocation and reallocation from time to time. The sub-adviser’s decisions whether and when to tactically overweight or underweight asset classes, create and apply formulas for de-risking or ending de-risking and select a mix of underlying portfolios may not produce the desired results. These actions may be unsuccessful in maximizing return and/or avoiding investment losses. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying portfolio or other issuer is incorrect. The sub-adviser may favor an asset class that performs poorly relative to other asset classes. The available underlying portfolios selected by the sub-adviser may underperform the market or similar portfolios.

Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The value of equity securities fluctuates based on real or perceived changes in a company’s financial condition, factors affecting a particular industry or industries, and overall market, economic and political conditions. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.

Non-diversification risk: As a “non-diversified” Portfolio, the Portfolio may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. Investing in a smaller number of issuers will make the Portfolio more susceptible to negative events affecting those issuers.

7. INVESTMENT CONCENTRATION

Throughout the period, the Portfolio can have investments that account for a significant percentage of the Portfolio’s total assets. As of June 30, 2022, the most recent financial statements are included within this report for the following investments:

Investment	Percentage of Total Assets
American Funds Insurance Series – Asset Allocation Fund	91.80%

8. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica American Funds Managed Risk VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee, CCO and deferred compensation fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints	Rate
First $2 billion	0.53%
Over $2 billion up to $4 billion	0.52
Over $4 billion up to $6 billion	0.50
Over $6 billion up to $8 billion	0.49
Over $8 billion up to $10 billion	0.48
Over $10 billion	0.46

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net assets. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Service Class	0.85%	May 1, 2023

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2022 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2022, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica American Funds Managed Risk VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets up to an annual fee of 0.25% of Service Class shares.

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Technology Holdings, Inc (“SS&C”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C related to applicable sub-transfer agency services. For the period ended June 30, 2022, (i) the expenses paid to SS&C by the Portfolio are referred to as Transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C by the Portfolio are referred to as Transfer agent costs within the Statement of Assets and Liabilities.

Deferred compensation plan: Effective September 23, 2021, the Board has approved the termination of the deferred compensation plan. Payments will be made to applicable current and former Board members consistent with Section 409A of the Code. Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2022, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2022.

9. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2022, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities	Sales of Securities
$–	$71,117,281

10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2022, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 947,685,032	$ 7,794,360	$ (41,904,960)	$ (34,110,600)

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica American Funds Managed Risk VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 15-16, 2022, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica American Funds Managed Risk VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Milliman Financial Risk Management LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2023.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative fee, expense, and performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica American Funds Managed Risk VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2021. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 1-year period and below the median for the past 3- and 5-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was below its composite benchmark for the past 1-, 3- and 5-year periods.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.
The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica American Funds Managed Risk VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2022

American Funds Insurance Series® Semi-annual report for the six months ended June 30, 2022 Investing in global companies for the long term

American Funds Insurance Series, by Capital Group, is the underlying investment vehicle for many variable annuities and insurance products. For over 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Investing outside the United States involves risks, such as currency fluctuations, periods of illiquidity and price volatility, as more fully described in the prospectus. These risks may be heightened in connection with investments in developing countries. Investing in small-capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. Hedge instruments, including exchange-traded futures contracts and exchange-traded put options, may not provide an effective hedge of the underlying securities because changes in the prices of such instruments may not track those of the securities they are intended to hedge. In addition, the managed risk strategy may not effectively protect the funds from market declines and will limit the funds’ participation in market gains. The use of the managed risk strategy could cause the funds’ returns to lag those of the underlying funds in certain market conditions. Refer to the funds’ prospectuses and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Results for the American Funds Insurance Series for the periods ended June 30, 2022, are shown on the following pages, as well as results of the funds’ benchmarks.

For additional information about the series, its investment results, holdings and portfolio managers, visit capitalgroup.com/afis. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

1	Letter to investors	111	Asset Allocation Fund

2	Results at a glance	141	American Funds Global Balanced FundSM

	Investment portfolios

28	Global Growth Fund	156	The Bond Fund of America®

33	Global Small Capitalization Fund	183	Capital World Bond Fund®

41	Growth Fund	202	American High-Income Trust®

48	International Fund	221	American Funds Mortgage Fund®

53	New World Fund®	227	Ultra-Short Bond Fund

67	Washington Mutual Investors FundSM	229	U.S. Government Securities Fund®

72	Capital World Growth and Income Fund®	237	Managed Risk Growth Fund

81	Growth-Income Fund	239	Managed Risk International Fund

87	International Growth and Income Fund	241	Managed Risk Washington Mutual Investors Fund

94	Capital Income Builder®	243	Managed Risk Growth-Income Fund

		245	Managed Risk Asset Allocation Fund

		247	Financial statements

American Funds Insurance Series	1

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Results at a glance

For periods ended June 30, 2022, with all distributions reinvested

	Inception	Cumulative total returns		Average annual total returns
Class 1 shares	date	6 months	1 year	5 years	10 years	Lifetime
Global Growth Fund	4/30/97	–27.84%	–24.63%	8.62%	11.25%	9.58%
MSCI All Country World Index (ACWI)[1]		–20.18	–15.75	7.00	8.76	6.21
Global Small Capitalization Fund	4/30/98	–31.99	–34.36	4.59	7.86	8.41
MSCI All Country World Small Cap Index[1]		–22.27	–21.82	4.68	8.33	7.20
Growth Fund	2/8/84	–29.80	–24.04	13.89	14.92	12.82
S&P 500 Index[2]		–19.96	–10.62	11.31	12.96	11.24
International Fund	5/1/90	–22.53	–26.93	0.91	5.20	7.10
MSCI All Country World Index (ACWI) ex USA[1]		–18.42	–19.42	2.50	4.83	5.28
New World Fund	6/17/99	–23.72	–27.22	4.65	5.53	7.50
MSCI All Country World Index (ACWI)[1]		–20.18	–15.75	7.00	8.76	5.01
Washington Mutual Investors Fund	7/5/01	–12.88	–3.07	8.48	11.55	6.88
S&P 500 Index[2]		–19.96	–10.62	11.31	12.96	7.63
Capital World Growth and Income Fund	5/1/06	–21.20	–17.65	5.31	8.66	6.28
MSCI All Country World Index (ACWI)[1]		–20.18	–15.75	7.00	8.76	5.63
Growth-Income Fund	2/8/84	–19.68	–12.58	9.59	12.27	11.05
S&P 500 Index[2]		–19.96	–10.62	11.31	12.96	11.24
International Growth and Income Fund	11/18/08	–19.00	–20.17	1.55	4.33	6.80
MSCI All Country World Index (ACWI) ex USA[1]		–18.42	–19.42	2.50	4.83	6.78
Capital Income Builder	5/1/14	–9.64	–5.14	4.68	–	4.22
70%/30% MSCI ACWI/Bloomberg U.S. Aggregate Index[3]		–17.26	–13.99	5.41	–	5.25
MSCI All Country World Index (ACWI)[1]		–20.18	–15.75	7.00	–	6.55
Bloomberg U.S. Aggregate Index[4]		–10.35	–10.29	0.88	–	1.56
Asset Allocation Fund	8/1/89	–15.78	–11.82	6.50	8.86	8.25
60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index[5]		–16.11	–10.24	7.37	8.50	8.28
S&P 500 Index[2]		–19.96	–10.62	11.31	12.96	9.84
Bloomberg U.S. Aggregate Index[4]		–10.35	–10.29	0.88	1.54	5.28
American Funds Global Balanced Fund	5/2/11	–16.31	–12.41	4.74	6.04	5.25
60%/40% MSCI ACWI/Bloomberg Global Aggregate Index[6]		–17.66	–15.41	4.18	5.41	4.37
MSCI All Country World Index (ACWI)[1]		–20.18	–15.75	7.00	8.76	6.78
Bloomberg Global Aggregate Index[4]		–13.91	–15.25	–0.55	0.11	0.32
The Bond Fund of America	1/2/96	–9.96	–9.48	1.79	2.12	4.22
Bloomberg U.S. Aggregate Index[4]		–10.35	–10.29	0.88	1.54	4.37
Capital World Bond Fund	10/4/06	–16.05	–17.37	–0.82	0.25	2.58
Bloomberg Global Aggregate Index[4]		–13.91	–15.25	–0.55	0.11	2.29
American High-Income Trust	2/8/84	–12.42	–10.67	3.13	4.46	8.17
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index[4]		–14.19	–12.82	2.09	4.47	N/A
American Funds Mortgage Fund	5/2/11	–6.77	–6.54	1.03	1.60	2.02
Bloomberg U.S. Mortgage Backed Securities Index[4]		–8.78	–9.03	0.36	1.18	1.60
Ultra-Short Bond Fund	2/8/84	0.09	–0.09	0.79	0.35	3.17
Bloomberg Short-Term Government/Corporate Index[4]		–0.37	–0.37	1.25	0.84	N/A
U.S. Government Securities Fund	12/2/85	–7.08	–6.27	1.66	1.64	5.36
Bloomberg U.S. Government/ Mortgage-Backed Securities Index[4]		–8.93	–8.91	0.62	1.10	5.63

2	American Funds Insurance Series

	Inception	Cumulative total returns		Average annual total returns
Class P1 shares	date	6 months	1 year	5 years	Lifetime
Managed Risk Growth Fund	5/1/13	–22.20%	–18.21%	9.47%	8.95%
S&P 500 Managed Risk Index – Moderate Aggressive[7]		–13.90	–6.01	7.36	8.28
Managed Risk International Fund	5/1/13	–15.68	–21.14	–0.41	0.86
S&P EPAC Ex. Korea LargeMidCap Managed Risk Index – Moderate Aggressive[7]		–14.46	–12.88	1.43	1.89
Managed Risk Washington Mutual Investors Fund	5/1/13	–9.45	–2.50	4.16	5.71
S&P 500 Managed Risk Index – Moderate[7]		–13.22	–6.26	6.66	7.51
Managed Risk Growth-Income Fund	5/1/13	–15.87	–10.85	6.66	7.19
S&P 500 Managed Risk Index – Moderate [7]		–13.22	–6.26	6.66	7.51
Managed Risk Asset Allocation Fund	9/28/12	–14.40	–11.09	4.34	6.16
S&P 500 Managed Risk Index – Moderate Conservative[7]		–12.74	–6.70	5.97	7.15

The market indexes shown are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/ or expense reimbursements, without which results would have been lower. The investment adviser is currently waiving a portion of its management fee for Global Growth Fund, Global Small Capitalization Fund, New World Fund, Washington Mutual Investors Fund, Capital World Growth and Income Fund, International Growth and Income Fund, Capital Income Builder, American Funds Global Balanced Fund, The Bond Fund of America, Capital World Bond Fund, American High-Income Trust, American Funds Mortgage Fund, U.S. Government Securities Fund, Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Washington Mutual Investors Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund. The waivers will be in effect through at least May 1, 2023. The waivers may only be modified or terminated with the approval of the series’ board. Visit capitalgroup.com/afis for more information.

[1]

Source: MSCI. Results for MSCI indexes reflect dividends net of withholding taxes and reinvestment of distributions. MSCI All Country World Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes. MSCI All Country World Small Cap Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results of smaller capitalization companies in both developed and emerging markets. MSCI All Country World ex USA Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market results in the global developed and emerging markets, excluding the United States. The index consists of more than 40 developed and emerging market country indexes.

[2]	Source: S&P Dow Jones Indices LLC. S&P 500 Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks.
[3]

Sources: MSCI and Bloomberg Index Services Ltd. The 70%/30% MSCI ACWI/Bloomberg U.S. Aggregate Index blends the MSCI ACWI (All Country World Index) with the Bloomberg U.S. Aggregate Index by weighting their total returns at 70% and 30%, respectively. Its result assumes the blend is rebalanced monthly.

[4]

Source: Bloomberg Index Services Ltd. Bloomberg U.S. Aggregate Index represents the U.S. investment-grade (rated BBB/Baa and above) fixed-rate bond market. Bloomberg Global Aggregate Index represents the global investment-grade fixed income markets. Bloomberg U.S. Mortgage Backed Securities Index is a market-value-weighted index that covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index covers the universe of fixed-rate, non-investment-grade debt. The index limits the maximum exposure of any one issuer to 2%. Bloomberg U.S. Government/Mortgage-Backed Securities Index covers obligations issued by the U.S. Treasury and U.S. government agencies. Bloomberg Short-Term Government/Corporate Index consists of investment-grade, fixed rate, publicly placed, dollar-denominated and non-convertible securities with remaining maturity from one up to (but not including) 12 months within either the government or corporate sector.

[5]

Sources: Bloomberg Index Services Ltd. and S&P Dow Jones Indices LLC. Blends the S&P 500 with the Bloomberg U.S. Aggregate Index by weighting their total returns at 60% and 40%, respectively. Results assume the blend is rebalanced monthly.

[6]

Sources: MSCI and Bloomberg Index Services Ltd. The 60%/40% MSCI ACWI/Bloomberg Global Aggregate Index blends the MSCI ACWI (All Country World Index) with the Bloomberg Global Aggregate Index by weighting their cumulative total returns at 60% and 40%, respectively. Its result assumes the blend is rebalanced monthly.

[7]

Source: S&P Dow Jones Indices LLC. Standard & Poor’s Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indexes, while maintaining a fixed allocation to the underlying bond index.

American Funds Insurance Series	3

About the series

Unless otherwise indicated, American Funds Insurance Series investment results are for Class 1 shares (Class P1 shares for managed risk funds). Class 1A shares began operations on January 6, 2017. Class 2 shares began operations on April 30, 1997. Class 3 shares began operations on January 16, 2004. Class 4 shares began operations on December 14, 2012. Results encompassing periods prior to those dates assume a hypothetical investment in Class 1 shares and include the deduction of additional annual expenses (0.25% for Class 1A shares, 0.25% for Class 2 shares, 0.18% for Class 3 shares and 0.50% for Class 4 shares).

The variable annuities and life insurance contracts that use the series’ funds contain certain fees and expenses not reflected in this report. Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Visit capitalgroup.com/afis for more information.

The investment adviser is currently waiving a portion of its management fee for Global Growth Fund, Global Small Capitalization Fund, New World Fund, Washington Mutual Investors Fund, Capital World Growth and Income Fund, International Growth and Income Fund, Capital Income Builder, American Funds Global Balanced Fund, The Bond Fund of America, Capital World Bond Fund, American High-Income Trust, American Funds Mortgage Fund and U.S. Government Securities Fund. The waivers will be in effect through at least May 1, 2023. The waivers may only be modified or terminated with the approval of the series’ board. Applicable fund results shown reflect the waivers, without which results would have been lower. Refer to the Financial Highlights tables in this report for details.

For the managed risk funds, the investment adviser is currently waiving a portion of its management fee equal to 0.05% of each fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of other expenses for Managed Risk International Fund. The waivers and reimbursement will be in effect through at least May 1, 2023, unless modified or terminated by the series’ board. After that time, the investment adviser may elect to extend, modify or terminate the reimbursement. The waivers may only be modified or terminated with the approval of the series’ board. Applicable fund results shown reflect the waivers and reimbursement, without which results would have been lower. Refer to the Financial Highlights tables in this report for details.

The Managed Risk Growth Fund pursues its objective by investing in shares of American Funds Insurance Series – Growth FundSM and American Funds Insurance Series – The Bond Fund of AmericaSM. The Managed Risk International Fund pursues its objective by investing in shares of American Funds Insurance Series – International FundSM and American Funds Insurance Series – The Bond Fund of AmericaSM. The Managed Risk Washington Mutual Investors Fund pursues its objective by investing in shares of American Funds Insurance Series – Washington Mutual Investors FundSM and American Funds Insurance Series – U.S. Government Securities FundSM. The Managed Risk Growth-Income Fund pursues its objective by investing in shares of American Funds Insurance Series – Growth-Income FundSM and American Funds Insurance Series – The Bond Fund of AmericaSM. The Managed Risk Asset Allocation Fund pursues its objective by investing in shares of American Funds Insurance Series – Asset Allocation FundSM. The funds seek to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures. The benefit of the funds’ managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the funds’ results can be expected to lag those of the underlying fund.

Funds are listed in the report as follows: equity, balanced, fixed income and managed risk.

4	American Funds Insurance Series

Global Growth Fund

	Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment	For periods ended June 30, 2022*
						Lifetime	Gross	Net
		6 months	1 year	5 years	10 years	(since April 30, 1997)	expense ratio	expense ratio

	Class 1	–27.84%	–24.63%	8.62%	11.25%	9.58%	0.53%	0.42%
	Class 1A	–27.91	–24.79	8.36	10.99	9.31	0.78	0.67
	Class 2	–27.91	–24.80	8.36	10.98	9.30	0.78	0.67
	Class 4	–27.99	–24.98	8.08	10.75	9.05	1.03	0.92

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2023. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2022. Refer to the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

	Percent of net assets

Where the fund’s assets were invested as of June 30, 2022

American Funds Insurance Series	5

Global Small Capitalization Fund

	Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment	For periods ended June 30, 2022*
						Lifetime	Gross	Net
		6 months	1 year	5 years	10 years	(since April 30, 1998)	expense ratio	expense ratio

	Class 1	–31.99%	–34.36%	4.59%	7.86%	8.41%	0.70%	0.65%
	Class 1A	–32.05	–34.50	4.34	7.60	8.14	0.95	0.90
	Class 2	–32.09	–34.53	4.33	7.59	8.14	0.95	0.90
	Class 4	–32.13	–34.66	4.07	7.33	7.87	1.20	1.15

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2023. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2022. Refer to the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

	Percent of net assets

Where the fund’s assets were invested as of June 30, 2022

6	American Funds Insurance Series

Growth Fund

	Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment	For periods ended June 30, 2022*
						Lifetime	Expense
		6 months	1 year	5 years	10 years	(since February 8, 1984)	ratio

	Class 1	–29.80%	–24.04%	13.89%	14.92%	12.82%	0.35%
	Class 1A	–29.89	–24.24	13.61	14.64	12.54	0.60
	Class 2	–29.90	–24.24	13.61	14.63	12.54	0.60
	Class 3	–29.88	–24.19	13.69	14.71	12.62	0.53
	Class 4	–29.98	–24.43	13.32	14.36	12.26	0.85

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2022. Refer to the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

	Percent of net assets

Where the fund’s assets were invested as of June 30, 2022

American Funds Insurance Series	7

International Fund

	Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment	For periods ended June 30, 2022*
						Lifetime	Expense
		6 months	1 year	5 years	10 years	(since May 1, 1990)	ratio

	Class 1	–22.53%	–26.93%	0.91%	5.20%	7.10%	0.54%
	Class 1A	–22.66	–27.15	0.66	4.94	6.83	0.79
	Class 2	–22.63	–27.14	0.66	4.94	6.83	0.79
	Class 3	–22.64	–27.12	0.72	5.01	6.91	0.72
	Class 4	–22.78	–27.36	0.40	4.69	6.57	1.04

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2022. Refer to the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

	Percent of net assets

Where the fund’s assets were invested as of June 30, 2022

8	American Funds Insurance Series

New World Fund®

	Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment	For periods ended June 30, 2022*
						Lifetime	Gross	Net
		6 months	1 year	5 years	10 years	(since June 17, 1999)	expense ratio	expense ratio

	Class 1	–23.72%	–27.22%	4.65%	5.53%	7.50%	0.64%	0.57%
	Class 1A	–23.82	–27.39	4.39	5.27	7.24	0.89	0.82
	Class 2	–23.84	–27.41	4.39	5.26	7.24	0.89	0.82
	Class 4	–23.89	–27.56	4.13	5.02	6.97	1.14	1.07

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2023. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2022. Refer to the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

	Percent of net assets

Where the fund’s assets were invested as of June 30, 2022

American Funds Insurance Series	9

Washington Mutual Investors FundSM

	Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment	For periods ended June 30, 2022†
						Lifetime	Gross	Net
		6 months	1 year	5 years	10 years	(since May 1, 2006)	expense ratio	expense ratio

	Class 1	–12.88%	–3.07%	8.48%	11.55%	6.88%	0.41%	0.27%
	Class 1A	–12.98	–3.37	8.21	11.28	6.62	0.66	0.52
	Class 2	–13.01	–3.37	8.19	11.26	6.61	0.66	0.52
	Class 4	–13.13	–3.58	7.93	11.05	6.37	0.91	0.77

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2023. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2022. Refer to the Financial Highlights table in this report for details.

†Periods greater than one year are annualized.

	Percent of net assets

Where the fund’s assets were invested as of June 30, 2022

10	American Funds Insurance Series

Capital World Growth and Income Fund®

	Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment	For periods ended June 30, 2022*
						Lifetime	Gross	Net
		6 months	1 year	5 years	10 years	(since May 1, 2006)	expense ratio	expense ratio

	Class 1	–21.20%	–17.65%	5.31%	8.66%	6.28%	0.53%	0.42%
	Class 1A	–21.28	–17.87	5.05	8.41	6.02	0.78	0.67
	Class 2	–21.30	–17.87	5.05	8.40	6.01	0.78	0.67
	Class 4	–21.40	–18.07	4.79	8.14	5.76	1.03	0.92

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2023. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2022. Refer to the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

	Percent of net assets

Where the fund’s assets were invested as of June 30, 2022

American Funds Insurance Series	11

Growth-Income Fund

	Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment	For periods ended June 30, 2022*
						Lifetime	Expense
		6 months	1 year	5 years	10 years	(since February 8, 1984)	ratio

	Class 1	–19.68%	–12.58%	9.59%	12.27%	11.05%	0.29%
	Class 1A	–19.78	–12.78	9.32	12.00	10.77	0.54
	Class 2	–19.79	–12.79	9.32	11.98	10.77	0.54
	Class 3	–19.75	–12.72	9.39	12.06	10.85	0.47
	Class 4	–19.88	–13.00	9.04	11.72	10.50	0.79

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2022. Refer to the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

	Percent of net assets

Where the fund’s assets were invested as of June 30, 2022

12	American Funds Insurance Series

International Growth and Income Fund

	Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment	For periods ended June 30, 2022*
						Lifetime	Gross	Net
		6 months	1 year	5 years	10 years	(since November 18, 2008)	expense ratio	expense ratio

	Class 1	–19.00%	–20.17%	1.55%	4.33%	6.80%	0.54%	0.53%
	Class 1A	–19.14	–20.42	1.29	4.08	6.54	0.79	0.78
	Class 2	–19.16	–20.41	1.27	4.06	6.53	0.79	0.78
	Class 4	–19.24	–20.59	1.03	3.84	6.29	1.04	1.03

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2023. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2022. Refer to the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

	Percent of net assets

Where the fund’s assets were invested as of June 30, 2022

American Funds Insurance Series	13

Capital Income Builder®

	Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment	For periods ended June 30, 2022*
					Lifetime	Gross	Net
		6 months	1 year	5 years	(since May 1, 2014)	expense ratio	expense ratio

	Class 1	–9.64%	–5.14%	4.68%	4.22%	0.41%	0.27%
	Class 1A	–9.68	–5.38	4.43	3.97	0.66	0.52
	Class 2	–9.67	–5.37	4.43	4.05	0.66	0.52
	Class 4	–9.81	–5.62	4.17	3.71	0.91	0.77

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2023. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2022. Refer to the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

	Percent of net assets

Where the fund’s assets were invested as of June 30, 2022

14	American Funds Insurance Series

Asset Allocation Fund

	Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment	For periods ended June 30, 2022*
						Lifetime	Expense
		6 months	1 year	5 years	10 years	(since August 1,1989)	ratio

	Class 1	–15.78%	–11.82%	6.50%	8.86%	8.25%	0.30%
	Class 1A	–15.88	–12.03	6.24	8.60	7.99	0.55
	Class 2	–15.91	–12.06	6.23	8.58	7.98	0.55
	Class 3	–15.89	–12.01	6.30	8.66	8.06	0.48
	Class 4	–16.01	–12.29	5.96	8.36	7.73	0.80

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2022. Refer to the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

	Percent of net assets

Where the fund’s assets were invested as of June 30, 2022

American Funds Insurance Series	15

American Funds Global Balanced FundSM

	Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment	For periods ended June 30, 2022*
						Lifetime	Gross	Net
		6 months	1 year	5 years	10 years	(since May 2, 2011)	expense ratio	expense ratio

	Class 1	–16.31%	–12.41%	4.74%	6.04%	5.25%	0.52%	0.51%
	Class 1A	–16.48	–12.65	4.48	5.79	5.01	0.77	0.76
	Class 2	–16.41	–12.61	4.47	5.78	4.99	0.77	0.76
	Class 4	–16.53	–12.87	4.20	5.63	4.83	1.02	1.01

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2023. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2022. Refer to the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

	Percent of net assets

Where the fund’s assets were invested as of June 30, 2022

16	American Funds Insurance Series

The Bond Fund of America®

	Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment	For periods ended June 30, 2022*
						Lifetime	Gross	Net
		6 months	1 year	5 years	10 years	(since January 2, 1996)	expense ratio	expense ratio

	Class 1	–9.96%	–9.48%	1.79%	2.12%	4.22%	0.39%	0.20%
	Class 1A	–10.09	–9.70	1.55	1.87	3.97	0.64	0.45
	Class 2	–10.14	–9.68	1.54	1.86	3.96	0.64	0.45
	Class 4	–10.22	–9.92	1.28	1.62	3.71	0.89	0.70

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2023. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2022. Refer to the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

	Percent of net assets

Where the fund’s assets were invested as of June 30, 2022

American Funds Insurance Series	17

Capital World Bond Fund®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment	For periods ended June 30, 2022*
						Lifetime	Gross
		6 months	1 year	5 years	10 years	(since October 4, 2006)	expense ratio

	Class 1	–16.05%	–17.37%	–0.82%	0.25%	2.58%	0.50%
	Class 1A	–16.22	–17.63	–1.05	0.01	2.34	0.75
	Class 2	–16.21	–17.65	–1.06	–0.01	2.32	0.75
	Class 4	–16.26	–17.79	–1.31	–0.21	2.10	1.00

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2023. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2022. Refer to the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

	Percent of net assets

Where the fund’s assets were invested as of June 30, 2022

18	American Funds Insurance Series

American High-Income Trust®

	Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment	For periods ended June 30, 2022*
						Lifetime	Gross	Net
		6 months	1 year	5 years	10 years	(since February 8, 1984)	expense ratio	expense ratio

	Class 1	–12.42%	–10.67%	3.13%	4.46%	8.17%	0.44%	0.30%
	Class 1A	–12.60	–11.01	2.85	4.20	7.90	0.69	0.55
	Class 2	–12.52	–10.94	2.87	4.19	7.90	0.69	0.55
	Class 3	–12.58	–10.91	2.93	4.25	7.97	0.62	0.48
	Class 4	–12.68	–11.12	2.61	3.98	7.64	0.94	0.80

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2023. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2022. Refer to the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

	Percent of net assets

Where the fund’s assets were invested as of June 30, 2022

American Funds Insurance Series	19

American Funds Mortgage Fund®

	Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment	For periods ended June 30, 2022*
						Lifetime	Gross	Net
		6 months	1 year	5 years	10 years	(since May 2, 2011)	expense ratio	expense ratio

	Class 1	–6.77%	–6.54%	1.03%	1.60%	2.02%	0.37%	0.25%
	Class 1A	–6.94	–6.82	0.78	1.35	1.77	0.62	0.50
	Class 2	–6.93	–6.81	0.77	1.34	1.76	0.62	0.50
	Class 4	–7.05	–7.09	0.52	1.14	1.56	0.87	0.75

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2023. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2022. Refer to the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

	Percent of net assets

Where the fund’s assets were invested as of June 30, 2022

20	American Funds Insurance Series

Ultra-Short Bond Fund

	Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment	For periods ended June 30, 2022*
						Lifetime	Expense
		6 months	1 year	5 years	10 years	(since February 8, 1984)	ratio

	Class 1	0.09%	–0.09%	0.79%	0.35%	3.17%	0.31%
	Class 1A	0.00	–0.09	0.79	0.24	2.95	0.56
	Class 2	–0.09	–0.36	0.54	0.09	2.92	0.56
	Class 3	–0.09	–0.27	0.61	0.16	2.99	0.49
	Class 4	–0.18	–0.54	0.30	–0.08	2.68	0.81

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2022. Refer to the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

	Percent of net assets

Where the fund’s assets were invested as of June 30, 2022
	Commercial paper						69.4%
	Federal agency bills & notes						17.6
	U.S. Treasury bills						11.2
	Other assets less liabilities						1.8
	Total						100.0%

American Funds Insurance Series	21

U.S. Government Securities Fund®

	Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment	For periods ended June 30, 2022*
						Lifetime	Gross	Net
		6 months	1 year	5 years	10 years	(since December 2, 1985)	expense ratio	expense ratio

	Class 1	–7.08%	–6.27%	1.66%	1.64%	5.36%	0.34%	0.22%
	Class 1A	–7.15	–6.43	1.42	1.41	5.11	0.59	0.47
	Class 2	–7.21	–6.51	1.41	1.38	5.10	0.59	0.47
	Class 3	–7.18	–6.43	1.48	1.46	5.17	0.52	0.40
	Class 4	–7.35	–6.68	1.15	1.18	4.85	0.84	0.72

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2023. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2022. Refer to the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

	Percent of net assets

Where the fund’s assets were invested as of June 30, 2022

22	American Funds Insurance Series

Managed Risk Growth Fund

	Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment	For periods ended June 30, 2022*
					Lifetime	Gross	Net
		6 months	1 year	5 years	(since May 1, 2013)	expense ratio	expense ratio

	Class P1	–22.20%	–18.21%	9.47%	8.95%	0.74%	0.69%
	Class P2	–22.32	–18.44	9.21	8.64	0.99	0.94

The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least
May 1, 2023. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios shown reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information.
Expense ratios are as of the fund’s prospectus dated May 1, 2022.

*Periods greater than one year are annualized.

American Funds Insurance Series	23

Managed Risk International Fund

	Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment	For periods ended June 30, 2022*
					Lifetime	Gross	Net
		6 months	1 year	5 years	(since May 1, 2013)	expense ratio	expense ratio

	Class P1	–15.68%	–21.14%	–0.41%	0.86%	0.93%	0.85%
	Class P2	–15.83	–21.38	–0.73	0.50	1.18	1.10

The investment adviser is currently waiving a portion of its management fee. In addition, the investment adviser is currently reimbursing a portion of other expenses. This waiver and reimbursement will be in effect through at least May 1, 2023. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios shown reflect the waiver and reimbursement, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2022.

*Periods greater than one year are annualized.

24	American Funds Insurance Series

Managed Risk Washington Mutual Investors Fund

	Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment	For periods ended June 30, 2022*
					Lifetime	Gross	Net
		6 months	1 year	5 years	(since May 1, 2013)	expense ratio	expense ratio

	Class P1	–9.45%	–2.50%	4.16%	5.71%	0.69%	0.64%
	Class P2	–9.56	–2.81	3.84	5.36	0.94	0.89

The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2023. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios shown reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2022.

*Periods greater than one year are annualized.

American Funds Insurance Series	25

Managed Risk Growth-Income Fund

	Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment	For periods ended June 30, 2022*
					Lifetime	Gross	Net
		6 months	1 year	5 years	(since May 1, 2013)	expense ratio	expense ratio

	Class P1	–15.87%	–10.85%	6.66%	7.19%	0.68%	0.63%
	Class P2	–16.01	–11.15	6.36	6.88	0.93	0.88

The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2023. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios shown reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2022.

*Periods greater than one year are annualized.

26	American Funds Insurance Series

Managed Risk Asset Allocation Fund

	Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment	For periods ended June 30, 2022*
					Lifetime	Gross	Net
		6 months	1 year	5 years	(since September 28, 2012)	expense ratio	expense ratio

	Class P1	–14.40%	–11.09%	4.34%	6.16%	0.70%	0.65%
	Class P2	–14.50	–11.31	4.08	5.90	0.95	0.90

The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2023. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios shown reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2022.

*Periods greater than one year are annualized.

American Funds Insurance Series	27

Global Growth Fund

Investment portfolio June 30, 2022	unaudited

Common stocks 89.00%		Shares	Value (000)
Information technology 24.63%	Microsoft Corp.	1,862,700	$ 478,396
	Taiwan Semiconductor Manufacturing Company, Ltd.	20,131,000	322,275
	Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	140,000	11,445
	ASML Holding NV	458,318	218,942
	ASML Holding NV (New York registered) (ADR)	234,500	111,594
	Adyen NV1	64,475	93,782
	Applied Materials, Inc.	875,000	79,608
	Broadcom, Inc.	125,300	60,872
	Fiserv, Inc.[1]	497,600	44,272
	MongoDB, Inc., Class A1	139,000	36,071
	Samsung Electronics Co., Ltd.	785,100	34,466
	Apple, Inc.	229,880	31,429
	Hexagon AB, Class B	2,920,500	30,333
	NVIDIA Corp.	167,500	25,391
	Keyence Corp.	69,400	23,723
	EPAM Systems, Inc.[1]	72,800	21,460
	Mastercard, Inc., Class A	53,300	16,815
	Capgemini SE	85,000	14,560
	Visa, Inc., Class A	70,197	13,821
	DocuSign, Inc.[1]	180,000	10,328
	Network International Holdings PLC[1]	3,731,800	8,577
	Shopify, Inc., Class A, subordinate voting shares[1]	140,000	4,374

			1,692,534

Health care 16.62%	UnitedHealth Group, Inc.	320,450	164,593
	Pfizer, Inc.	1,884,219	98,790
	AstraZeneca PLC	748,300	98,378
	ResMed, Inc.	378,000	79,240
	DexCom, Inc.[1]	1,012,000	75,424
	Cigna Corp.	259,119	68,283
	Merck & Co., Inc.	620,000	56,525
	Regeneron Pharmaceuticals, Inc.[1]	95,036	56,179
	Eli Lilly and Company	136,600	44,290
	Mettler-Toledo International, Inc.[1]	34,600	39,747
	CVS Health Corp.	371,000	34,377
	Novo Nordisk A/S, Class B	280,400	31,100
	Elevance Health, Inc.	53,100	25,625
	NovoCure, Ltd.[1]	340,000	23,630
	Tandem Diabetes Care, Inc.[1]	379,084	22,438
	Bayer AG	363,860	21,628
	Danaher Corp.	82,100	20,814
	Catalent, Inc.[1]	166,200	17,832
	Zoetis, Inc., Class A	98,300	16,897
	Eurofins Scientific SE, non-registered shares	182,400	14,351
	Novartis AG	165,600	14,025
	Virbac SA	36,000	14,015
	Sanofi	135,000	13,630
	Olympus Corp.	665,800	13,379
	Vertex Pharmaceuticals, Inc.[1]	43,700	12,314
	Dechra Pharmaceuticals PLC	267,600	11,264
	Alnylam Pharmaceuticals, Inc.[1]	68,000	9,918
	Thermo Fisher Scientific, Inc.	17,472	9,492
	Siemens Healthineers AG	178,000	9,045
	Genus PLC	270,000	8,243
	Bachem Holding AG, Class B	101,500	7,054
	Rede D’Or Sao Luiz SA	1,073,663	5,945
	Organon & Co.	62,000	2,092
	Viatris, Inc.	110,678	1,159
	EUROAPI[1]	5,869	93

			1,141,809

28	American Funds Insurance Series

Global Growth Fund  (continued)

Common stocks (continued)		Shares	Value (000)
Consumer discretionary 14.76%	Chipotle Mexican Grill, Inc.[1]	141,600	$ 185,108
	Amazon.com, Inc.[1]	1,436,000	152,517
	LVMH Moët Hennessy-Louis Vuitton SE	210,400	128,258
	Floor & Decor Holdings, Inc., Class A1	914,698	57,589
	Domino’s Pizza, Inc.	138,400	53,936
	Prosus NV, Class N	760,993	49,827
	Renault SA1	1,688,781	42,102
	NIKE, Inc., Class B	370,600	37,875
	Cie. Financière Richemont SA, Class A	291,500	31,039
	MGM China Holdings, Ltd.[1]	54,589,200	30,958
	Home Depot, Inc.	92,275	25,308
	Domino’s Pizza Enterprises, Ltd.	430,000	20,183
	YUM! Brands, Inc.	166,000	18,843
	Coupang, Inc., Class A1	1,392,204	17,751
	Booking Holdings, Inc.[1]	9,900	17,315
	XPeng, Inc., Class A1,2	979,200	15,773
	Wynn Macau, Ltd.[1]	21,430,000	14,556
	EssilorLuxottica	95,943	14,368
	IDP Education, Ltd.	871,300	14,326
	MercadoLibre, Inc.[1]	21,200	13,502
	Stellantis NV	1,038,800	12,826
	Evolution AB	140,000	12,729
	Dollar Tree Stores, Inc.[1]	75,200	11,720
	Entain PLC[1]	665,250	10,082
	Moncler SpA	217,370	9,324
	Melco Resorts & Entertainment, Ltd. (ADR)[1]	1,559,600	8,968
	Tesla, Inc.[1]	10,768	7,251

			1,014,034

Consumer staples 8.76%	British American Tobacco PLC	3,329,455	142,643
	Kweichow Moutai Co., Ltd., Class A	388,821	118,779
	Philip Morris International, Inc.	919,500	90,791
	Keurig Dr Pepper, Inc.	1,624,000	57,473
	Nestlé SA	481,100	56,161
	Altria Group, Inc.	1,248,500	52,150
	Monster Beverage Corp.[1]	350,920	32,530
	Costco Wholesale Corp.	39,170	18,773
	Carrefour SA, non-registered shares	842,900	14,915
	Simply Good Foods Co., Class A1	263,800	9,964
	Bunge, Ltd.	85,000	7,709

			601,888

Financials 8.62%	Tradeweb Markets, Inc., Class A	1,634,960	111,586
	AIA Group, Ltd.	10,109,600	109,576
	Kotak Mahindra Bank, Ltd.	2,915,200	61,318
	AXA SA	1,692,893	38,426
	Aon PLC, Class A	101,000	27,238
	JPMorgan Chase & Co.	209,800	23,625
	Citigroup, Inc.	497,600	22,885
	Société Générale	1,011,450	22,142
	Ping An Insurance (Group) Company of China, Ltd., Class H	3,254,000	22,124
	Prudential PLC	1,773,082	21,929
	Zurich Insurance Group AG	42,200	18,354
	CME Group, Inc., Class A	80,000	16,376
	HDFC Life Insurance Company, Ltd.	2,289,515	15,945
	Banco Santander, SA	5,334,500	15,027
	Wells Fargo & Company	377,200	14,775
	FinecoBank SpA	893,000	10,687
	Macquarie Group, Ltd.	91,100	10,345
	DBS Group Holdings, Ltd.	483,600	10,331

American Funds Insurance Series	29

Global Growth Fund  (continued)

Common stocks (continued)		Shares	Value (000)
Financials (continued)	Bank of America Corp.	320,200	$ 9,968
	AU Small Finance Bank, Ltd.	1,071,462	8,028
	Jackson Financial, Inc., Class A	44,327	1,186
	Moscow Exchange MICEX-RTS PJSC[1,3,4]	12,640,000	–	[5]

			591,871

Communication services 4.71%	Alphabet, Inc., Class A1	76,350	166,386
	Alphabet, Inc., Class C1	39,000	85,311
	Meta Platforms, Inc., Class A1	240,900	38,845
	Tencent Holdings, Ltd.	297,100	13,418
	Publicis Groupe SA	273,000	13,349
	Sea, Ltd., Class A (ADR)[1]	95,851	6,409

			323,718

Industrials 4.69%	Caterpillar, Inc.	231,600	41,401
	MTU Aero Engines AG	167,000	30,399
	Alliance Global Group, Inc.	156,400,700	25,031
	DSV A/S	171,230	23,913
	Airbus SE, non-registered shares	245,400	23,775
	GT Capital Holdings, Inc.	2,454,611	21,830
	NIBE Industrier AB, Class B	2,328,700	17,483
	Safran SA	156,300	15,431
	L3Harris Technologies, Inc.	62,600	15,130
	Suzhou Maxwell Technologies Co., Ltd., Class A	194,970	14,297
	Carrier Global Corp.	370,900	13,226
	Canadian Pacific Railway, Ltd. (CAD denominated)	183,000	12,782
	Daikin Industries, Ltd.	74,600	11,959
	Techtronic Industries Co., Ltd.	1,070,000	11,161
	SMC Corp.	22,500	10,028
	General Electric Co.	157,500	10,028
	Nidec Corp.	143,000	8,832
	BayCurrent Consulting, Inc.	32,100	8,541
	Boeing Company[1]	51,300	7,014

			322,261

Energy 3.06%	Canadian Natural Resources, Ltd. (CAD denominated)	1,168,000	62,765
	Reliance Industries, Ltd.[1]	1,601,273	52,630
	Tourmaline Oil Corp.	707,000	36,762
	Aker BP ASA[2]	599,979	20,838
	Equinor ASA	592,000	20,588
	Gaztransport & Technigaz SA	75,000	9,392
	Halliburton Company	235,128	7,374
	Gazprom PJSC (ADR)[3,4]	4,173,000	–	[5]
	LUKOIL Oil Co. PJSC (ADR)[3,4]	246,300	–	[5]

			210,349

Materials 2.63%	Sherwin-Williams Company	445,000	99,640
	Vale SA, ordinary nominative shares	1,397,000	20,437
	Linde PLC	48,000	13,801
	Koninklijke DSM NV	93,100	13,376
	Shin-Etsu Chemical Co., Ltd.	113,500	12,799
	Corteva, Inc.	201,300	10,898
	First Quantum Minerals, Ltd.	507,000	9,619

			180,570

30	American Funds Insurance Series

Global Growth Fund  (continued)

Common stocks (continued)		Shares	Value (000)
Real estate 0.38%	Country Garden Services Holdings Co., Ltd.	3,058,700	$13,623
	Goodman Logistics (HK), Ltd. REIT	1,027,500	12,653

			26,276

Utilities 0.14%	Brookfield Infrastructure Partners LP	247,500	9,456

	Total common stocks (cost: $4,373,649,000)		6,114,766

Preferred securities 1.51%
Health care 1.21%	Sartorius AG, nonvoting non-registered preferred shares[2]	239,000	83,504

Information technology 0.30%	Samsung Electronics Co., Ltd., nonvoting preferred shares	512,300	20,517

	Total preferred securities (cost: $27,546,000)		104,021

Short-term securities 9.46%

Money market investments 9.19%
	Capital Group Central Cash Fund 1.38%[6,7]	6,318,224	631,696

Money market investments purchased with collateral from securities on loan 0.27%
	Capital Group Central Cash Fund 1.38%[6,7,8]	52,186	5,217
	Goldman Sachs Financial Square Government Fund, Institutional Shares 1.39%[6,8]	2,754,831	2,755
	BlackRock Liquidity Funds – FedFund, Institutional Shares 1.32%[6,8]	2,608,796	2,609
	Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 1.38%[6,8]	2,608,796	2,609
	Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 1.38%[6,8]	2,608,796	2,609
	State Street Institutional U.S. Government Money Market Fund, Institutional Class 1.40%[6,8]	2,608,796	2,609

			18,408

	Total short-term securities (cost: $650,218,000)		650,104

	Total investment securities 99.97% (cost: $5,051,413,000)		6,868,891
	Other assets less liabilities 0.03%		1,855

	Net assets 100.00%		$6,870,746

American Funds Insurance Series	31

Global Growth Fund  (continued)

Investments in affiliates[7]

	Value of affiliates at 1/1/2022 (000)	Additions (000)		Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliates at 6/30/2022 (000)	Dividend income (000)

Short-term securities 9.27%
Money market investments 9.19%
Capital Group Central Cash Fund 1.38%[6]	$376,714	$1,043,895		$788,734	$(20)	$(159)	$631,696	$1,427

Money market investments purchased with collateral from securities on loan 0.08%
Capital Group Central Cash Fund 1.38%[6,8]	1,808	3,409	[9]				5,217	–	[10]

Total short-term securities							636,913

Total 9.27%					$(20)	$(159)	$636,913	$1,427

[1]	Security did not produce income during the last 12 months.
[2]

All or a portion of this security was on loan. The total value of all such securities was $27,348,000, which represented ..40% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

[3]

Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was less than $1,000, which represented less than .01% of the net assets of the fund.

[4]	Value determined using significant unobservable inputs.
[5]	Amount less than one thousand.
[6]	Rate represents the seven-day yield at 6/30/2022.
[7]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[8]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[9]	Represents net activity. Refer to Note 5 for more information on securities lending.
[10]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviations

ADR	= American Depositary Receipts
CAD	= Canadian dollars
REIT	= Real Estate Investment Trust

Refer	to the notes to financial statements.

32	American Funds Insurance Series

Global Small Capitalization Fund

Investment portfolio June 30, 2022	unaudited

Common stocks 88.73%		Shares	Value (000)
Information technology 20.36%	Wolfspeed, Inc.[1]	800,681	$50,803
	PAR Technology Corp.[1,2]	837,615	31,402
	Ceridian HCM Holding, Inc.[1]	629,935	29,657
	Confluent, Inc., Class A1	1,124,085	26,124
	eMemory Technology, Inc.[3]	734,430	25,309
	Net One Systems Co., Ltd.	908,156	20,080
	Nordic Semiconductor ASA[1]	1,217,741	18,891
	Tanla Platforms, Ltd.	1,477,291	18,793
	Kingdee International Software Group Co., Ltd.[1]	7,337,224	17,205
	AvidXchange Holdings, Inc.[1,2]	2,786,637	17,110
	Marqeta, Inc., Class A1	2,071,598	16,801
	Qorvo, Inc.[1]	169,518	15,989
	SUMCO Corp.[2]	1,146,200	14,860
	Euronet Worldwide, Inc.[1]	144,187	14,504
	ALTEN SA, non-registered shares	124,108	13,500
	Silicon Laboratories, Inc.[1]	95,000	13,321
	Pegasystems, Inc.	263,141	12,589
	Gitlab, Inc., Class A1,2	213,816	11,362
	OVH Groupe SAS[1,2]	590,318	10,702
	Avalara, Inc.[1]	149,119	10,528
	Truecaller AB, Class B1,2	2,177,076	10,441
	Silergy Corp.	128,330	10,337
	SimCorp AS	139,192	10,104
	SINBON Electronics Co., Ltd.	1,142,550	9,760
	Keywords Studios PLC	344,606	9,204
	MACOM Technology Solutions Holdings, Inc.[1]	190,000	8,759
	SHIFT, Inc.[1]	59,200	7,705
	Extreme Networks, Inc.[1]	828,378	7,389
	Aspen Technology, Inc.[1]	36,561	6,716
	Linklogis, Inc., Class B1	6,753,115	6,678
	Credo Technology Group Holding, Ltd.[1,2]	555,400	6,487
	MongoDB, Inc., Class A1	23,300	6,046
	CCC Intelligent Solutions Holdings, Inc.[1,2]	644,074	5,926
	Expensify, Inc., Class A1,2	331,464	5,897
	INFICON Holding AG	7,397	5,827
	Kingboard Laminates Holdings, Ltd.	4,498,000	5,549
	Rapid7, Inc.[1]	82,650	5,521
	Unimicron Technology Corp.	1,016,007	5,416
	Cognex Corp.	116,600	4,958
	Smartsheet, Inc., Class A1	157,100	4,938
	Bentley Systems, Inc., Class B	142,373	4,741
	GlobalWafers Co., Ltd.	311,000	4,738
	AppFolio, Inc., Class A1	51,790	4,694
	SentinelOne, Inc., Class A1,2	186,212	4,344
	BE Semiconductor Industries NV	87,146	4,189
	Olo, Inc., Class A1,2	408,110	4,028
	HashiCorp, Inc., Class A1,2	134,900	3,971
	Network International Holdings PLC[1]	1,713,100	3,937
	Digital Turbine, Inc.[1]	215,000	3,756
	Softcat PLC	222,430	3,566
	Globant SA1	17,730	3,085
	StoneCo, Ltd., Class A1	386,700	2,978
	Semtech Corp.[1]	50,000	2,749
	Kingboard Holdings, Ltd.	710,000	2,687
	SiteMinder, Ltd.[1]	704,640	1,707
	Cvent Holding Corp.[1]	344,800	1,593
	Bechtle AG, non-registered shares	36,937	1,510
	Yotpo, Ltd.[1,3,4,5,6]	678,736	1,093

American Funds Insurance Series	33

Global Small Capitalization Fund  (continued)

Common stocks (continued)		Shares	Value (000)
Information technology (continued)	PagSeguro Digital, Ltd., Class A1	84,354	$ 864
	Topicus.com, Inc., subordinate voting shares[1]	11,100	626
	Copperleaf Technologies, Inc.[1]	79,200	394

			594,438

Industrials 16.31%	International Container Terminal Services, Inc.	11,690,490	39,121
	Stericycle, Inc.[1]	571,050	25,041
	IMCD NV	177,337	24,336
	Visional, Inc.[1]	542,050	24,330
	Japan Airport Terminal Co., Ltd.[1]	517,000	20,614
	Fasadgruppen Group AB	2,370,503	19,535
	Alfen NV1	204,601	18,902
	Boyd Group Services, Inc.[2]	162,409	17,495
	Interpump Group SpA	447,000	17,042
	Instalco AB	4,098,065	16,945
	Vicor Corp., Class A1	306,576	16,779
	Trelleborg AB, Class B	783,350	15,782
	Melrose Industries PLC	6,512,400	11,867
	CG Power and Industrial Solutions, Ltd.[1]	4,880,108	11,843
	Montrose Environmental Group, Inc.[1]	348,186	11,755
	Japan Elevator Service Holdings Co., Ltd.	1,121,800	11,674
	AirTAC International Group[1]	319,062	10,634
	Cleanaway Waste Management, Ltd.	6,029,320	10,488
	Woodward, Inc.	105,000	9,711
	Centre Testing International Group Co., Ltd.	2,684,839	9,309
	DL E&C Co., Ltd.	254,136	8,113
	Guangzhou Baiyun International Airport Co., Ltd., Class A	3,524,879	7,851
	GVS SpA[1,2]	867,862	7,076
	Comfort Systems USA, Inc.	84,100	6,993
	Cargotec OYJ, Class B, non-registered shares	258,700	6,799
	Wizz Air Holdings PLC[1]	298,983	6,384
	SIS, Ltd.[1]	1,097,471	6,308
	Chart Industries, Inc.[1]	37,647	6,301
	Engcon AB, Class B1	1,043,935	6,286
	Rumo SA	1,900,000	5,798
	Kajaria Ceramics, Ltd.	450,000	5,400
	Atlas Corp.[2]	500,000	5,355
	KEI Industries, Ltd.	357,929	5,224
	Carel Industries SpA	252,900	5,025
	ITM Power PLC[1,2]	2,322,000	4,884
	Controladora Vuela Compañía de Aviación, SAB de CV, Class A, ordinary participation certificates (ADR)[1]	460,200	4,726
	Addtech AB, Class B	353,050	4,604
	Diploma PLC	161,300	4,375
	Saia, Inc.[1]	20,727	3,897
	easyJet PLC[1]	860,105	3,838
	LIXIL Corp.	196,500	3,679
	Sulzer AG	54,789	3,403
	Granite Construction, Inc.	96,892	2,823
	Antares Vision SpA[1,2]	281,100	2,551
	VAT Group AG	7,251	1,729
	Froy ASA	209,829	964
	Howden Joinery Group PLC	131,029	961
	The AZEK Co., Inc., Class A1	54,400	911
	Matson, Inc.	8,674	632

			476,093

34	American Funds Insurance Series

Global Small Capitalization Fund  (continued)

Common stocks (continued)		Shares	Value (000)
Consumer discretionary 15.60%	Mattel, Inc.[1]	1,400,000	$ 31,262
	Thor Industries, Inc.	370,472	27,685
	Skechers USA, Inc., Class A1	650,000	23,127
	Helen of Troy, Ltd.[1]	141,542	22,988
	Lands’ End, Inc.[1,7]	2,100,000	22,302
	YETI Holdings, Inc.[1]	512,805	22,189
	Entain PLC[1]	1,424,930	21,595
	Five Below, Inc.[1]	165,181	18,736
	Asbury Automotive Group, Inc.[1]	97,426	16,498
	Evolution AB	172,264	15,662
	Wyndham Hotels & Resorts, Inc.	227,498	14,951
	Light & Wonder, Inc.[1]	299,658	14,081
	Inchcape PLC	1,569,000	13,284
	Tube Investments of India, Ltd.	515,708	12,024
	Coursera, Inc.[1]	817,039	11,586
	Everi Holdings, Inc.[1]	709,832	11,577
	WH Smith PLC[1]	649,917	11,123
	Leslie’s, Inc.[1]	676,964	10,276
	Golden Entertainment, Inc.[1]	256,800	10,156
	Tongcheng Travel Holdings, Ltd.[1]	4,691,200	10,092
	Basic-Fit NV1	259,466	9,810
	Kindred Group PLC (SDR)	1,164,011	9,679
	Musti Group OYJ	495,800	8,854
	DraftKings, Inc., Class A1,2	756,364	8,827
	Haichang Ocean Park Holdings, Ltd.[1,2]	8,156,000	8,274
	Chervon Holdings, Ltd.[2]	1,316,900	7,401
	Compagnie Plastic Omnium SA	409,500	7,094
	DESCENTE, Ltd.	295,025	6,828
	Zhongsheng Group Holdings, Ltd.	938,500	6,620
	Shoei Co., Ltd.	144,700	5,663
	On Holding AG, Class A1,2	291,402	5,155
	Melco Resorts & Entertainment, Ltd. (ADR)[1]	803,773	4,622
	TopBuild Corp.[1]	27,200	4,547
	Melco International Development, Ltd.[1]	6,130,000	4,531
	Domino’s Pizza Enterprises, Ltd.	95,471	4,481
	Thule Group AB	102,200	2,511
	IDP Education, Ltd.	150,966	2,482
	Arco Platform, Ltd., Class A1,2	158,600	2,368
	Elior Group SA1	882,500	1,959
	Warby Parker, Inc., Class A1,2	167,332	1,884
	NEXTAGE Co., Ltd.	39,100	673

			455,457

Health care 14.75%	Insulet Corp.[1]	337,461	73,546
	Haemonetics Corp.[1]	1,018,080	66,358
	Integra LifeSciences Holdings Corp.[1]	569,500	30,770
	CanSino Biologics, Inc., Class H2	2,442,000	25,006
	Max Healthcare Institute, Ltd.[1]	5,343,659	24,830
	Oak Street Health, Inc.[1]	1,310,260	21,541
	Globus Medical, Inc., Class A1	381,773	21,433
	CONMED Corp.	189,609	18,157
	Ocumension Therapeutics[1,2]	9,650,966	17,268
	Hapvida Participacoes e Investimentos SA1	12,352,106	12,910
	New Horizon Health, Ltd.[1]	3,707,844	11,152
	ICON PLC[1]	46,061	9,981
	CompuGroup Medical SE & Co. KGaA	228,815	9,745
	Shandong Pharmaceutical Glass Co., Ltd., Class A	2,180,508	9,104
	Medmix AG	399,754	8,852
	Health Catalyst, Inc.[1]	568,785	8,242
	iRhythm Technologies, Inc.[1]	73,000	7,886
	Amplifon SpA	241,936	7,416

American Funds Insurance Series	35

Global Small Capitalization Fund  (continued)

Common stocks (continued)		Shares	Value (000)
Health care (continued)	Netcare, Ltd.	7,889,376	$ 6,920
	Ambu AS, Class B, non-registered shares[2]	595,252	5,780
	Angelalign Technology, Inc.[2]	284,600	5,702
	Encompass Health Corp.	82,226	4,609
	Amedisys, Inc.[1]	38,867	4,086
	Bachem Holding AG, Class B	46,560	3,236
	Penumbra, Inc.[1]	25,400	3,163
	Nordhealth AS, Class A1,2	1,279,999	2,950
	Arjo AB, Class B	422,850	2,674
	Gland Pharma, Ltd.[1]	75,273	2,575
	Amvis Holdings, Inc.	87,800	2,446
	Medincell SA1,2	397,121	2,160

			430,498

Financials 7.94%	Star Health & Allied Insurance Co., Ltd.[1,3,5,6]	6,037,336	33,624
	Cholamandalam Investment and Finance Co., Ltd.	3,684,053	28,900
	Eurobank Ergasias Services and Holdings SA1	25,119,028	22,196
	Independent Bank Group, Inc.	280,449	19,045
	Trupanion, Inc.[1]	300,000	18,078
	Stifel Financial Corp.	271,050	15,184
	IIFL Wealth Management, Ltd.	513,500	9,630
	SouthState Corp.	108,850	8,398
	Aavas Financiers, Ltd.[1]	272,734	6,960
	Patria Investments, Ltd., Class A	508,200	6,718
	Remgro, Ltd.	820,300	6,550
	IIFL Finance, Ltd.	1,459,000	5,981
	SiriusPoint, Ltd.[1]	1,100,000	5,962
	Eastern Bankshares, Inc.	278,164	5,135
	Glacier Bancorp, Inc.	91,858	4,356
	United Community Banks, Inc.	140,000	4,227
	Aptus Value Housing Finance India, Ltd.[1]	1,065,624	3,803
	Janus Henderson Group PLC	160,000	3,762
	WealthNavi, Inc.[1,2]	278,900	3,634
	PT Bank Raya Indonesia Tbk[1]	71,098,896	3,365
	Indian Energy Exchange, Ltd.	1,653,632	3,324
	East West Bancorp, Inc.	49,700	3,221
	Haci Ömer Sabanci Holding AS	2,323,200	2,632
	Bridgepoint Group PLC	740,731	2,179
	National Bank of Greece SA1	660,979	1,955
	Capitec Bank Holdings, Ltd.	15,161	1,847
	Allfunds Group PLC	138,012	1,064

			231,730

Materials 3.76%	Perimeter Solutions SA1,2	3,039,911	32,953
	LANXESS AG	388,200	13,905
	Lundin Mining Corp.	1,361,244	8,629
	JSR Corp.	325,300	8,439
	Navin Fluorine International, Ltd.	175,000	8,092
	MMG, Ltd.[1]	18,704,000	6,960
	Nanofilm Technologies International, Ltd.	4,058,851	6,807
	PI Industries, Ltd.	188,382	6,105
	Vidrala, SA, non-registered shares	61,827	4,484
	OZ Minerals, Ltd.	340,000	4,168
	Toyo Gosei Co., Ltd.	55,800	3,381
	Recticel SA/NV	175,000	2,612
	Mayr-Melnhof Karton AG, non-registered shares	10,516	1,785
	Arkema SA	15,200	1,353

			109,673

36	American Funds Insurance Series

Global Small Capitalization Fund  (continued)

Common stocks (continued)		Shares	Value (000)
Consumer staples 3.07%	Grocery Outlet Holding Corp.[1]	521,782	$ 22,244
	Shop Apotheke Europe NV, non-registered shares[1]	169,444	15,061
	Freshpet, Inc.[1]	256,895	13,330
	Monde Nissin Corp.[1]	49,971,450	11,815
	Dole PLC	970,631	8,211
	Scandinavian Tobacco Group A/S	305,111	5,967
	Hilton Food Group PLC	375,115	4,667
	Royal Unibrew A/S	44,000	3,896
	AAK AB	223,527	3,647
	Zur Rose Group AG1,2	9,250	694
	Vector Group, Ltd.	15,654	164

			89,696

Real estate 2.10%	Embassy Office Parks REIT	4,939,400	23,405
	Altus Group, Ltd.[2]	475,189	16,461
	Macrotech Developers, Ltd.[1]	582,697	7,888
	JHSF Participações SA	5,073,950	5,652
	Mindspace Business Parks REIT	1,250,000	5,546
	ESR-Logos REIT[1]	8,344,400	2,433

			61,385

Communication services 2.09%	Lions Gate Entertainment Corp., Class B1	2,531,585	22,354
	JCDecaux SA1	788,279	13,242
	Pearson PLC	636,200	5,807
	Bandwidth, Inc., Class A1	284,506	5,354
	Ubisoft Entertainment SA1	98,993	4,347
	Trustpilot Group PLC[1,2]	2,966,832	3,662
	Rightmove PLC	512,400	3,545
	VTEX, Class A1,2	885,406	2,727

			61,038

Utilities 1.68%	ENN Energy Holdings, Ltd.	1,878,900	30,865
	AC Energy Corp.	99,272,800	14,516
	Neoenergia SA	1,288,255	3,672

			49,053

Energy 1.07%	Venture Global LNG, Inc., Series C1,3,4,5,6	2,760	18,936
	DT Midstream, Inc.	129,414	6,344
	Subsea 7 SA	703,801	5,626
	Helmerich & Payne, Inc.	7,700	331

			31,237

	Total common stocks (cost: $2,397,123,000)		2,590,298

Preferred securities 0.92%
Information technology 0.64%	SmartHR, Inc., Series D, preferred shares[1,3,4,5]	3,006	10,073
	Yotpo, Ltd., Series F, preferred shares[1,3,4,5,6]	2,158,609	3,475
	Yotpo, Ltd., Series B, preferred shares[1,3,4,5,6]	287,894	464
	Yotpo, Ltd., Series C, preferred shares[1,3,4,5,6]	274,070	441
	Yotpo, Ltd., Series A-1, preferred shares[1,3,4,5,6]	183,819	296
	Yotpo, Ltd., Series A, preferred shares[1,3,4,5,6]	89,605	144
	Yotpo, Ltd., Series C-1, preferred shares[1,3,4,5,6]	75,980	122

American Funds Insurance Series	37

Global Small Capitalization Fund  (continued)

Preferred securities (continued)		Shares	Value (000)
Information technology (continued)	Yotpo, Ltd., Series D, preferred shares[1,3,4,5,6]	42,368	$68
	Yotpo, Ltd., Series B-1, preferred shares[1,3,4,5,6]	33,838	55
	Outreach Corp., Series G, preferred shares[1,3,4,5]	154,354	3,515

			18,653

Industrials 0.21%	Azul SA, preferred nominative shares (ADR)[1,2]	800,316	5,683
	Azul SA, preferred nominative shares[1]	109,500	259

			5,942

Health care 0.07%	PACT Pharma, Inc., Series C, 8.00% noncumulative preferred shares[1,3,4,5]	2,931,405	2,052

	Total preferred securities (cost: $42,519,000)		26,647

Rights & warrants 0.47%
Information technology 0.47%	OPT Machine Vision Tech Co., Ltd., Class A, warrants, expire 2023[1,3,6]	355,879	13,750

	Total rights & warrants (cost: $18,773,000)		13,750

Short-term securities 12.53%

Money market investments 9.90%
	Capital Group Central Cash Fund 1.38%[7,8]	2,891,439	289,086

Money market investments purchased with collateral from securities on loan 2.63%
	Capital Group Central Cash Fund 1.38%[7,8,9]	217,762	21,772
	Goldman Sachs Financial Square Government Fund, Institutional Shares 1.39%[8,9]	11,495,263	11,495
	BlackRock Liquidity Funds – FedFund, Institutional Shares 1.32%[8,9]	10,885,893	10,886
	Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 1.38%[8,9]	10,885,893	10,886
	Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 1.38%[8,9]	10,885,893	10,886
	State Street Institutional U.S. Government Money Market Fund, Institutional Class 1.40%[8,9]	10,885,893	10,886

			76,811

	Total short-term securities (cost: $365,949,000)		365,897

	Total investment securities 102.65% (cost: $2,824,364,000)		2,996,592
	Other assets less liabilities (2.65)%		(77,341)

	Net assets 100.00%		$2,919,251

38	American Funds Insurance Series

Global Small Capitalization Fund  (continued)

Investments in affiliates[7]
	Value of affiliates at 1/1/2022 (000)	Additions (000)	Reductions (000)		Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliates at 6/30/2022 (000)	Dividend income (000)

Common stocks 0.76%
Consumer discretionary 0.76%
Lands’ End, Inc.[1]	$ 41,223	$ –	$ –		$–	$(18,921)	$ 22,302	$ –

Short-term securities 10.65%
Money market investments 9.90%
Capital Group Central Cash Fund 1.38%[8]	203,087	646,355	560,290		6	(72)	289,086	606

Money market investments purchased with collateral from securities on loan 0.75%
Capital Group Central Cash Fund 1.38%[8,9]	32,260		10,488	[10]			21,772	– [11]

Total short-term securities							310,858

Total 11.41%					$6	$(18,993)	$333,160	$606

Private placement securities[5]
	Acquisition date		Cost (000)			Value (000)		Percent of net assets
Star Health & Allied Insurance Co., Ltd.	3/30/2021		$40,710			$33,624		1.15%
Venture Global LNG, Inc., Series C	5/1/2015		8,280			18,936		.65
SmartHR, Inc., Series D, preferred shares	5/28/2021		14,344			10,073		.35
Yotpo, Ltd., Series F, preferred shares	2/25/2021		4,748			3,475		.12
Yotpo, Ltd.	3/16/2021		1,418			1,093		.04
Yotpo, Ltd., Series B, preferred shares	3/16/2021		602			464		.02
Yotpo, Ltd., Series C, preferred shares	3/16/2021		573			441		.02
Yotpo, Ltd., Series A-1, preferred shares	3/16/2021		384			296		.01
Yotpo, Ltd., Series A, preferred shares	3/16/2021		187			144		.00
Yotpo, Ltd., Series C-1, preferred shares	3/16/2021		159			122		.00
Yotpo, Ltd., Series D, preferred shares	3/16/2021		89			68		.00
Yotpo, Ltd., Series B-1, preferred shares	3/16/2021		71			55		.00
Outreach Corp., Series G, preferred shares	5/27/2021		4,517			3,515		.12
PACT Pharma, Inc., Series C, 8.00% noncumulative preferred shares	2/7/2020		6,000			2,052		.07

Total			$82,082			$74,358		2.55%

[1]	Security did not produce income during the last 12 months.
[2]

All or a portion of this security was on loan. The total value of all such securities was $96,178,000, which represented 3.29% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $113,417,000, which represented 3.89% of the net assets of the fund.
[4]	Value determined using significant unobservable inputs.
[5]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale.
[6]

Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $72,468,000, which represented 2.48% of the net assets of the fund.

[7]	Affiliate of the fund or part of the same “group of investment companies” as the fund, as defined under the Investment Company Act of 1940, as amended.
[8]	Rate represents the seven-day yield at 6/30/2022.
[9]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[10]	Represents net activity. Refer to Note 5 for more information on securities lending.
[11]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

American Funds Insurance Series	39

Global Small Capitalization Fund  (continued)

Key to abbreviations

ADR  = American Depositary Receipts

REIT = Real Estate Investment Trust

SDR  = Swedish Depositary Receipts

Refer to the notes to financial statements.

40	American Funds Insurance Series

Growth Fund

Investment portfolio June 30, 2022	unaudited

Common stocks 94.46%		Shares	Value (000)
Information technology 20.53%	Microsoft Corp.	7,106,878	$1,825,259
	Broadcom, Inc.	1,486,641	722,225
	ASML Holding NV	635,000	303,345
	ASML Holding NV (New York registered) (ADR)	189,937	90,387
	Taiwan Semiconductor Manufacturing Company, Ltd.	13,774,000	220,507
	Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	926,437	75,736
	Apple, Inc.	1,610,716	220,217
	Visa, Inc., Class A	911,636	179,492
	Mastercard, Inc., Class A	510,964	161,199
	Salesforce, Inc.[1]	888,000	146,556
	ServiceNow, Inc.[1]	294,921	140,241
	FleetCor Technologies, Inc.[1]	631,000	132,579
	Micron Technology, Inc.	2,394,690	132,378
	Wolfspeed, Inc.[1]	1,978,082	125,509
	NVIDIA Corp.	805,499	122,106
	RingCentral, Inc., Class A1	2,099,303	109,710
	Applied Materials, Inc.	1,150,222	104,647
	Bill.com Holdings, Inc.[1]	871,600	95,824
	Shopify, Inc., Class A, subordinate voting shares[1]	2,843,580	88,833
	Tyler Technologies, Inc.[1]	263,200	87,509
	MongoDB, Inc., Class A1	324,518	84,212
	Fidelity National Information Services, Inc.	884,718	81,102
	Cloudflare, Inc., Class A1	1,514,130	66,243
	Unity Software, Inc.[1,2]	1,660,000	61,121
	Genpact, Ltd.	1,393,000	59,008
	MicroStrategy, Inc., Class A1,2	358,514	58,904
	Keyence Corp.	165,500	56,574
	DocuSign, Inc.[1]	967,514	55,516
	Trimble, Inc.[1]	840,920	48,967
	Block, Inc., Class A1	749,493	46,064
	SK hynix, Inc.	653,000	45,766
	GoDaddy, Inc., Class A1	645,081	44,872
	Intel Corp.	1,136,000	42,498
	Concentrix Corp.	305,551	41,445
	Amadeus IT Group SA, Class A, non-registered shares[1]	635,696	35,414
	NetApp, Inc.	527,540	34,417
	Ceridian HCM Holding, Inc.[1]	712,011	33,521
	Silicon Laboratories, Inc.[1]	231,815	32,505
	Flex, Ltd.[1]	2,234,300	32,330
	Motorola Solutions, Inc.	152,000	31,859
	MKS Instruments, Inc.	302,111	31,006
	Nuvei Corp., subordinate voting shares[1]	806,616	29,151
	Adobe, Inc.[1]	69,034	25,271
	Smartsheet, Inc., Class A1	729,700	22,934
	Zendesk, Inc.[1]	307,500	22,777
	Toast, Inc., Class A1	1,712,718	22,163
	Alteryx, Inc., Class A1	402,200	19,475
	VeriSign, Inc.[1]	110,053	18,415
	TE Connectivity, Ltd.	156,600	17,719
	Lam Research Corp.	40,617	17,309
	Qualtrics International, Inc., Class A1	1,276,855	15,973
	Fiserv, Inc.[1]	164,000	14,591
	Ciena Corp.[1]	308,700	14,108
	TELUS International (Cda), Inc., subordinate voting shares[1]	533,800	13,382
	Enphase Energy, Inc.[1]	62,172	12,138
	Globant SA1	57,138	9,942
	Kulicke and Soffa Industries, Inc.	151,860	6,501
	Stripe, Inc., Class B1,3,4,5	168,598	6,000
	SentinelOne, Inc., Class A1	220,600	5,147

			6,400,599

American Funds Insurance Series	41

Growth Fund  (continued)

Common stocks (continued)		Shares	Value (000)
Consumer discretionary 18.92%	Tesla, Inc.[1]	3,682,000	$2,479,533
	Amazon.com, Inc.[1]	5,222,200	554,650
	Dollar General Corp.	2,185,220	536,340
	Home Depot, Inc.	931,000	255,345
	D.R. Horton, Inc.	3,324,144	220,025
	LVMH Moët Hennessy-Louis Vuitton SE	313,000	190,803
	Las Vegas Sands Corp.[1]	5,500,000	184,745
	Chipotle Mexican Grill, Inc.[1]	114,237	149,338
	Dollar Tree Stores, Inc.[1]	803,915	125,290
	Hermès International	94,901	106,115
	Booking Holdings, Inc.[1]	60,300	105,464
	Airbnb, Inc., Class A1	1,044,500	93,044
	Royal Caribbean Cruises, Ltd.[1]	2,282,305	79,675
	O’Reilly Automotive, Inc.[1]	116,600	73,663
	NVR, Inc.[1]	18,380	73,596
	Target Corp.	479,700	67,748
	Aramark	1,793,164	54,925
	NIKE, Inc., Class B	489,400	50,017
	Darden Restaurants, Inc.	433,876	49,080
	Caesars Entertainment, Inc.[1]	968,000	37,074
	Domino’s Pizza, Inc.	94,000	36,633
	Norwegian Cruise Line Holdings, Ltd.[1,2]	3,076,903	34,215
	Salvatore Ferragamo SpA[2]	2,174,477	33,498
	Polaris, Inc.	280,000	27,798
	Floor & Decor Holdings, Inc., Class A1	420,000	26,443
	Cie. Financière Richemont SA, Class A	219,805	23,405
	Burlington Stores, Inc.[1]	158,707	21,621
	LGI Homes, Inc.[1]	248,150	21,564
	adidas AG	121,710	21,525
	Adient PLC[1]	722,000	21,393
	Helen of Troy, Ltd.[1]	112,111	18,208
	VF Corp.	408,000	18,021
	YETI Holdings, Inc.[1]	405,000	17,524
	General Motors Company[1]	490,000	15,562
	Etsy, Inc.[1]	202,000	14,788
	YUM! Brands, Inc.	129,700	14,722
	Hilton Worldwide Holdings, Inc.	128,708	14,343
	Aptiv PLC[1]	140,000	12,470
	Flutter Entertainment PLC[1]	82,221	8,313
	Carvana Co., Class A1,2	210,400	4,751
	Arrival Group[1,2]	1,690,300	2,671
	Arrival Group[1]	304,769	481
	Westwing Group SE, non-registered shares[1,2]	381,550	2,839

			5,899,258

Health care 15.48%	UnitedHealth Group, Inc.	1,709,751	878,179
	Regeneron Pharmaceuticals, Inc.[1]	1,220,938	721,733
	Intuitive Surgical, Inc.[1]	2,058,000	413,061
	Centene Corp.[1]	4,420,730	374,038
	Thermo Fisher Scientific, Inc.	532,200	289,134
	Alnylam Pharmaceuticals, Inc.[1]	1,879,309	274,097
	Vertex Pharmaceuticals, Inc.[1]	879,601	247,863
	Seagen, Inc.[1]	1,379,013	244,003
	NovoCure, Ltd.[1]	2,388,098	165,973
	Eli Lilly and Company	337,300	109,363
	Moderna, Inc.[1]	750,000	107,138
	CVS Health Corp.	1,034,700	95,875
	Pfizer, Inc.	1,675,000	87,820
	Edwards Lifesciences Corp.[1]	768,111	73,040
	AstraZeneca PLC	550,784	72,411
	Gilead Sciences, Inc.	899,185	55,579

42	American Funds Insurance Series

Growth Fund  (continued)

Common stocks (continued)		Shares	Value (000)
Health care (continued)	Horizon Therapeutics PLC[1]	613,731	$ 48,951
	Verily Life Sciences, LLC[1,3,4,5]	300,178	44,928
	Catalent, Inc.[1]	409,100	43,892
	Danaher Corp.	165,735	42,017
	Molina Healthcare, Inc.[1]	145,723	40,746
	Biohaven Pharmaceutical Holding Co., Ltd.[1]	268,400	39,109
	Zimmer Biomet Holdings, Inc.	353,900	37,181
	Abbott Laboratories	331,012	35,964
	Inari Medical, Inc.[1]	502,200	34,145
	Humana, Inc.	65,982	30,884
	Zoetis, Inc., Class A	160,483	27,585
	Align Technology, Inc.[1]	112,000	26,507
	Guardant Health, Inc.[1]	482,401	19,460
	Mettler-Toledo International, Inc.[1]	16,900	19,414
	CRISPR Therapeutics AG1,2	235,087	14,286
	Exact Sciences Corp.[1]	341,000	13,432
	Oak Street Health, Inc.[1]	806,352	13,256
	Ascendis Pharma A/S (ADR)[1]	140,377	13,049
	Karuna Therapeutics, Inc.[1]	100,032	12,655
	Galapagos NV1	223,566	12,427
	DexCom, Inc.[1]	148,800	11,090
	Fate Therapeutics, Inc.[1]	417,000	10,333
	Ultragenyx Pharmaceutical, Inc.[1]	161,278	9,622
	Pacific Biosciences of California, Inc.[1,2]	1,711,590	7,565
	Vir Biotechnology, Inc.[1]	282,975	7,207
	Sana Biotechnology, Inc.[1,2]	179,600	1,155

			4,826,167

Communication services 14.88%	Meta Platforms, Inc., Class A1	10,118,530	1,631,613
	Alphabet, Inc., Class C1	377,972	826,795
	Alphabet, Inc., Class A1	111,616	243,240
	Netflix, Inc.[1]	3,656,304	639,378
	Activision Blizzard, Inc.	3,750,000	291,975
	Charter Communications, Inc., Class A1	410,286	192,231
	Verizon Communications, Inc.	3,720,000	188,790
	Snap, Inc., Class A, nonvoting shares[1]	8,880,711	116,604
	ZoomInfo Technologies, Inc.[1]	3,077,300	102,289
	Comcast Corp., Class A	2,311,991	90,722
	Frontier Communications Parent, Inc.[1]	3,168,010	74,575
	T-Mobile US, Inc.[1]	447,940	60,266
	Pinterest, Inc., Class A1	1,752,664	31,828
	Bumble, Inc., Class A1	1,013,387	28,527
	Tencent Holdings, Ltd.	605,000	27,325
	Take-Two Interactive Software, Inc.[1]	201,000	24,629
	Iridium Communications, Inc.[1]	604,439	22,703
	Vimeo, Inc.[1]	3,348,913	20,160
	Electronic Arts, Inc.	141,481	17,211
	Match Group, Inc.[1]	120,000	8,363

			4,639,224

Industrials 8.17%	TransDigm Group, Inc.[1]	562,400	301,823
	Jacobs Engineering Group, Inc.	2,169,000	275,745
	Carrier Global Corp.	7,599,761	271,007
	Uber Technologies, Inc.[1]	11,166,767	228,472
	Delta Air Lines, Inc.[1]	7,215,000	209,019
	United Rentals, Inc.[1]	638,400	155,074
	Caterpillar, Inc.	676,300	120,895
	MTU Aero Engines AG	616,989	112,310
	Ryanair Holdings PLC (ADR)[1]	1,500,325	100,897
	Ryanair Holdings PLC[1]	96,554	1,141

American Funds Insurance Series	43

Growth Fund  (continued)

Common stocks (continued)		Shares	Value (000)
Industrials (continued)	Airbus SE, non-registered shares	955,893	$ 92,610
	Robert Half International, Inc.	1,155,800	86,558
	United Airlines Holdings, Inc.[1]	1,695,914	60,069
	Dun & Bradstreet Holdings, Inc.[1]	3,869,573	58,160
	Middleby Corp.[1]	449,500	56,349
	Boeing Company[1]	395,000	54,004
	Northrop Grumman Corp.	98,700	47,235
	Canadian Pacific Railway, Ltd.	496,000	34,641
	BWX Technologies, Inc.	607,600	33,473
	Axon Enterprise, Inc.[1]	353,000	32,889
	AMETEK, Inc.	253,600	27,868
	Waste Connections, Inc.	222,159	27,539
	Rockwell Automation	129,246	25,760
	HEICO Corp.	195,000	25,568
	Armstrong World Industries, Inc.	326,344	24,463
	ITT, Inc.	343,000	23,063
	L3Harris Technologies, Inc.	90,000	21,753
	Advanced Drainage Systems, Inc.	195,343	17,594
	Safran SA	142,541	14,073
	TuSimple Holdings, Inc., Class A1,2	1,158,932	8,379

			2,548,431

Financials 6.20%	Bank of America Corp.	14,780,700	460,123
	S&P Global, Inc.	524,936	176,935
	First Republic Bank	1,029,156	148,404
	Capital One Financial Corp.	1,399,000	145,762
	KKR & Co., Inc.	2,218,594	102,699
	SVB Financial Group[1]	246,315	97,292
	Western Alliance Bancorporation	1,071,775	75,667
	Apollo Asset Management, Inc.	1,557,942	75,529
	T. Rowe Price Group, Inc.	642,000	72,938
	Wells Fargo & Company	1,735,200	67,968
	Tradeweb Markets, Inc., Class A	922,410	62,954
	Marsh & McLennan Companies, Inc.	403,461	62,637
	MSCI, Inc.	146,390	60,335
	Signature Bank	301,426	54,019
	Blackstone, Inc., nonvoting shares	360,000	32,843
	Aon PLC, Class A	110,000	29,665
	Blue Owl Capital, Inc., Class A	2,891,712	29,004
	Brookfield Asset Management, Inc., Class A	585,103	26,020
	CME Group, Inc., Class A	121,648	24,901
	Ryan Specialty Holdings, Inc., Class A1	611,300	23,957
	Arch Capital Group, Ltd.[1]	458,700	20,866
	American International Group, Inc.	386,130	19,743
	Intercontinental Exchange, Inc.	209,648	19,715
	Ares Management Corp., Class A	310,500	17,655
	Trupanion, Inc.[1]	287,655	17,334
	Goosehead Insurance, Inc., Class A	211,148	9,643

			1,934,608

Energy 4.97%	Halliburton Company	12,143,661	380,825
	Canadian Natural Resources, Ltd. (CAD denominated)	6,840,000	367,560
	Cenovus Energy, Inc. (CAD denominated)	14,694,800	279,580
	EQT Corp.	2,268,000	78,019
	Tourmaline Oil Corp.[2]	1,408,700	73,248
	Pioneer Natural Resources Company	328,000	73,170
	EOG Resources, Inc.	574,314	63,427
	Suncor Energy, Inc.	1,747,125	61,296
	ConocoPhillips	651,015	58,468
	Coterra Energy, Inc.	1,275,197	32,888

44	American Funds Insurance Series

Growth Fund  (continued)

Common stocks (continued)		Shares	Value (000)
Energy (continued)	MEG Energy Corp.[1]	2,365,000	$ 32,741
	Chesapeake Energy Corp.	255,400	20,713
	Range Resources Corp.[1]	823,000	20,369
	Equitrans Midstream Corp.	936,942	5,959

			1,548,263

Materials 2.58%	Wheaton Precious Metals Corp.	3,674,000	132,374
	Grupo México, SAB de CV, Series B	25,356,800	104,998
	Vale SA, ordinary nominative shares (ADR)	7,130,772	104,323
	Linde PLC	319,392	91,835
	Barrick Gold Corp.	4,447,467	78,676
	CF Industries Holdings, Inc.	703,000	60,268
	Royal Gold, Inc.	517,000	55,205
	Franco-Nevada Corp.	390,000	51,301
	Allegheny Technologies, Inc.[1]	2,070,860	47,029
	LyondellBasell Industries NV	343,500	30,043
	Sherwin-Williams Company	69,458	15,552
	Summit Materials, Inc., Class A1	561,313	13,073
	Ball Corp.	145,200	9,986
	Nutrien, Ltd. (CAD denominated)	58,971	4,696
	Mosaic Co.	78,919	3,728

			803,087

Consumer staples 2.20%	Costco Wholesale Corp.	253,000	121,258
	British American Tobacco PLC	2,768,763	118,622
	Constellation Brands, Inc., Class A	427,912	99,729
	Monster Beverage Corp.[1]	985,000	91,309
	Altria Group, Inc.	2,062,600	86,155
	Archer Daniels Midland Company	784,800	60,900
	Estée Lauder Companies, Inc., Class A	211,111	53,764
	Molson Coors Beverage Company, Class B, restricted voting shares	608,423	33,165
	Philip Morris International, Inc.	201,113	19,858

			684,760

Utilities 0.42%	PG&E Corp.[1]	7,077,065	70,629
	CenterPoint Energy, Inc.	855,797	25,315
	AES Corp.	1,085,884	22,814
	Edison International	199,191	12,597

			131,355

Real estate 0.11%	Equinix, Inc. REIT	51,784	34,023

	Total common stocks (cost: $19,846,265,000)		29,449,775

Preferred securities 0.19%
Information technology 0.16%	PsiQuantum Corp., Series D, preferred shares[1,3,4,5]	906,761	23,781
	Samsung Electronics Co., Ltd., nonvoting preferred shares	531,000	21,266
	Tipalti Solutions, Ltd., Series F, preferred shares[1,3,4,5]	406,310	3,295
	Stripe, Inc., Series H, 6.00% noncumulative preferred shares[1,3,4,5]	52,656	1,874

			50,216

Industrials 0.03%	ABL Space Systems Co., Series B2, preferred shares[1,3,4,5]	153,713	8,885

	Total preferred securities (cost: $65,451,000)		59,101

American Funds Insurance Series	45

Growth Fund  (continued)

Convertible bonds & notes 0.02%		Principal amount (000)	Value (000)
Consumer staples 0.01%	JUUL Labs, Inc., convertible notes, 7.00% PIK 2025[3,4,5,6]	USD44,875	$4,115

			4,115

Industrials 0.01%	Einride AB, convertible notes, 7.00% 2023[3,4,5]	2,500	2,969

			2,969

	Total convertible bonds & notes (cost: $45,836,000)		7,084

Short-term securities 5.23%		Shares

Money market investments 4.99%
	Capital Group Central Cash Fund 1.38%[7,8]	15,555,891	1,555,278

Money market investments purchased with collateral from securities on loan 0.24%
	Capital Group Central Cash Fund 1.38%[7,8,9]	206,977	20,693
	Goldman Sachs Financial Square Government Fund, Institutional Shares 1.39%[7,9]	10,925,949	10,926
	Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 1.38%[7,9]	10,346,758	10,347
	Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 1.38%[7,9]	10,346,758	10,347
	State Street Institutional U.S. Government Money Market Fund, Institutional Class 1.40%[7,9]	10,346,758	10,347
	BlackRock Liquidity Funds – FedFund, Institutional Shares 1.32%[7,9]	10,346,758	10,346

			73,006

	Total short-term securities (cost: $1,628,508,000)		1,628,284

	Total investment securities 99.90% (cost: $21,586,060,000)		31,144,244
	Other assets less liabilities 0.10%		31,927

	Net assets 100.00%		$31,176,171

Investments in affiliates[8]

	Value of affiliates at 1/1/2022 (000)	Additions (000)		Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliates at 6/30/2022 (000)	Dividend income (000)

Short-term securities 5.06%
Money market investments 4.99%
Capital Group Central Cash Fund 1.38%[7]	$1,610,187	$2,905,660		$2,960,150	$1	$(420)	$1,555,278	$3,145

Money market investments purchased with collateral from securities on loan 0.07%
Capital Group Central Cash Fund 1.38%[7,9]	20,304	389	[10]				20,693	–	[11]

Total short-term securities							1,575,971

Total 5.06%					$1	$(420)	$1,575,971	$3,145

46	American Funds Insurance Series

Growth Fund  (continued)

Private placement securities[5]
	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets

Verily Life Sciences, LLC	12/21/2018	$37,000	$44,928	.14%
PsiQuantum Corp., Series D, preferred shares	5/28/2021	23,781	23,781	.08
ABL Space Systems Co., Series B2, preferred shares	10/22/2021	10,452	8,885	.03
Stripe, Inc., Class B	5/6/2021	6,766	6,000	.02
Stripe, Inc., Series H, 6.00% noncumulative preferred shares	3/15/2021	2,113	1,874	.01
JUUL Labs, Inc., convertible notes, 7.00% PIK 2025	2/3/2020-5/3/2022	43,336	4,115	.01
Tipalti Solutions, Ltd., Series F, preferred shares	12/1/2021	6,956	3,295	.01
Einride AB, convertible notes, 7.00% 2023	1/7/2022	2,500	2,969	.01

Total		$132,904	$95,847	.31%

[1]	Security did not produce income during the last 12 months.
[2]

All or a portion of this security was on loan. The total value of all such securities was $78,405,000, which represented ..25% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $95,847,000, which represented .31% of the net assets of the fund.
[4]	Value determined using significant unobservable inputs.
[5]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale.
[6]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[7]	Rate represents the seven-day yield at 6/30/2022.
[8]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[9]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[10]	Represents net activity. Refer to Note 5 for more information on securities lending.
[11]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

REIT = Real Estate Investment Trust

USD = U.S. dollars

Refer to the notes to financial statements.

American Funds Insurance Series	47

International Fund

Investment portfolio June 30, 2022	unaudited

Common stocks 85.49%		Shares	Value (000)
Industrials 13.12%	Airbus SE, non-registered shares	1,707,475	$165,425
	Recruit Holdings Co., Ltd.	3,491,309	102,799
	Melrose Industries PLC	36,613,980	66,722
	Safran SA	579,000	57,163
	Ryanair Holdings PLC (ADR)[1]	535,700	36,026
	Ryanair Holdings PLC[1]	191,358	2,261
	SMC Corp.	77,100	34,362
	Siemens AG	331,702	33,749
	MTU Aero Engines AG	182,000	33,129
	DSV A/S	230,223	32,152
	ASSA ABLOY AB, Class B	1,452,142	30,846
	NIBE Industrier AB, Class B	3,878,804	29,120
	Ashtead Group PLC	645,000	27,002
	International Container Terminal Services, Inc.	7,953,240	26,615
	Grab Holdings, Ltd., Class A1	9,470,179	23,960
	Kingspan Group PLC	384,796	23,146
	Shenzhen Inovance Technology Co., Ltd., Class A	2,350,967	23,133
	Aena SME, SA, non-registered shares[1]	175,000	22,236
	ZTO Express (Cayman), Inc., Class A (ADR)	685,354	18,813
	Brenntag SE	222,191	14,460
	CCR SA, ordinary nominative shares	5,580,000	13,360
	Rumo SA	4,301,900	13,127
	Airports of Thailand PCL, foreign registered shares[1]	5,078,900	10,215
	Diploma PLC	335,900	9,110
	Fluidra, SA, non-registered shares	432,985	8,775
	Thales SA	70,763	8,680
	Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	2,073,434	8,511
	LIXIL Corp.	441,700	8,269
	BAE Systems PLC	617,024	6,236
	Techtronic Industries Co., Ltd.	437,500	4,564

			893,966

Information technology 11.40%	Taiwan Semiconductor Manufacturing Company, Ltd.	6,501,000	104,074
	ASML Holding NV	205,218	98,034
	Shopify, Inc., Class A, subordinate voting shares[1]	2,665,310	83,264
	Nice, Ltd. (ADR)[1]	397,150	76,431
	Nomura Research Institute, Ltd.	2,761,500	73,474
	SK hynix, Inc.	826,941	57,957
	Fujitsu, Ltd.	345,900	43,250
	Samsung Electronics Co., Ltd.	631,500	27,723
	NXP Semiconductors NV	173,200	25,639
	Keyence Corp.	64,200	21,946
	Infineon Technologies AG	728,000	17,616
	STMicroelectronics NV2	539,236	16,953
	Atlassian Corp. PLC, Class A1	78,500	14,711
	Silergy Corp.	176,000	14,177
	Suse SA1,2	576,586	13,088
	TELUS International (Cda), Inc., subordinate voting shares[1]	499,900	12,532
	OBIC Co., Ltd.	83,700	11,838
	Kingdee International Software Group Co., Ltd.[1]	4,786,000	11,223
	Delta Electronics, Inc.	1,408,000	10,489
	Hexagon AB, Class B	925,700	9,615
	ASM International NV	31,648	7,913
	Constellation Software, Inc.	5,300	7,868
	Canva, Inc.[1,3,4,5]	4,819	7,357
	PagSeguro Digital, Ltd., Class A1	426,548	4,368
	Block, Inc., Class A (CDI)[1]	45,372	2,834
	StoneCo, Ltd., Class A1	317,126	2,442

			776,816

48	American Funds Insurance Series

International Fund  (continued)

Common stocks (continued)		Shares	Value (000)
Financials 11.36%	Kotak Mahindra Bank, Ltd.	8,323,107	$175,067
	AIA Group, Ltd.	12,210,576	132,348
	ABN AMRO Bank NV	10,182,910	114,342
	HDFC Bank, Ltd.	2,292,812	39,137
	HDFC Bank, Ltd. (ADR)	277,000	15,224
	Aegon NV2	12,263,736	53,052
	CaixaBank, SA	14,195,517	49,344
	ING Groep NV	2,815,632	27,828
	Bajaj Finance, Ltd.	396,342	27,104
	Nu Holdings, Ltd., Class A1,2	6,890,117	25,769
	Futu Holdings, Ltd. (ADR)[1,2]	440,706	23,009
	KBC Groep NV	406,187	22,790
	XP, Inc., Class A1	963,259	17,300
	FinecoBank SpA	1,211,135	14,494
	Ping An Insurance (Group) Company of China, Ltd., Class H	898,500	6,109
	Ping An Insurance (Group) Company of China, Ltd., Class A	817,263	5,700
	B3 SA-Brasil, Bolsa, Balcao	4,413,000	9,242
	Allfunds Group PLC	1,158,708	8,937
	Bajaj Finserv, Ltd.	50,931	7,050

			773,846

Health care 11.06%	Daiichi Sankyo Company, Ltd.	9,080,408	230,022
	Olympus Corp.	5,808,100	116,714
	WuXi Biologics (Cayman), Inc.[1]	12,609,300	115,378
	Grifols, SA, Class A, non-registered shares[1,2]	2,451,598	46,335
	Grifols, SA, Class B (ADR)[1]	793,690	9,429
	Bayer AG	841,261	50,004
	Siemens Healthineers AG	833,668	42,363
	WuXi AppTec Co., Ltd., Class A	2,367,360	36,775
	WuXi AppTec Co., Ltd., Class H	312,000	4,155
	Merck KGaA	110,400	18,627
	M3, Inc.	644,835	18,526
	HOYA Corp.	198,300	16,932
	Hapvida Participacoes e Investimentos SA1	9,734,853	10,175
	Insulet Corp.[1]	46,653	10,167
	Alcon, Inc.	133,937	9,355
	CanSino Biologics, Inc., Class H2	729,200	7,467
	bioMérieux SA	58,300	5,694
	Ambu AS, Class B, non-registered shares[2]	545,233	5,294

			753,412

Energy 9.56%	Reliance Industries, Ltd.[1]	9,435,600	310,127
	Petróleo Brasileiro SA (Petrobras), ordinary nominative shares (ADR)	6,724,576	78,543
	Neste OYJ	1,756,952	77,772
	TotalEnergies SE	1,147,298	60,560
	Canadian Natural Resources, Ltd. (CAD denominated)	818,700	43,994
	Woodside Energy Group, Ltd.	1,967,852	43,249
	Cenovus Energy, Inc. (CAD denominated)	1,190,000	22,641
	Shell PLC (GBP denominated)	573,839	14,907

			651,793

Materials 9.23%	First Quantum Minerals, Ltd.	10,951,800	207,771
	Fortescue Metals Group, Ltd.	11,257,992	136,223
	Vale SA, ordinary nominative shares (ADR)	6,886,607	100,751
	Vale SA, ordinary nominative shares	770,681	11,274
	Linde PLC (EUR denominated)[2]	135,800	38,986
	Linde PLC	35,287	10,146
	Shin-Etsu Chemical Co., Ltd.	395,300	44,576
	Wacker Chemie AG	147,773	21,309

American Funds Insurance Series	49

International Fund  (continued)

Common stocks (continued)		Shares	Value (000)
Materials (continued)	Ivanhoe Mines, Ltd., Class A1	3,403,051	$ 19,590
	JSR Corp.	379,200	9,838
	Koninklijke DSM NV	55,354	7,953
	Yunnan Energy New Material Co., Ltd., Class A	196,300	7,344
	Akzo Nobel NV	107,048	7,025
	BASF SE	136,760	5,951

			628,737

Consumer discretionary 8.85%	MercadoLibre, Inc.[1]	132,887	84,632
	Evolution AB	916,701	83,348
	Sony Group Corp.	920,500	75,272
	Galaxy Entertainment Group, Ltd.	9,204,000	54,895
	Ferrari NV (EUR denominated)	254,543	46,734
	LVMH Moët Hennessy-Louis Vuitton SE	72,682	44,306
	Maruti Suzuki India, Ltd.	303,300	32,533
	Alibaba Group Holding, Ltd. (ADR)[1]	213,000	24,214
	Alibaba Group Holding, Ltd.[1]	414,200	5,907
	Kering SA	53,565	27,511
	JD.com, Inc., Class A (ADR)	239,660	15,391
	JD.com, Inc., Class A	266,775	8,595
	Entain PLC[1]	1,560,453	23,649
	Coupang, Inc., Class A1	1,509,600	19,247
	Flutter Entertainment PLC[1]	158,674	16,043
	EssilorLuxottica	80,200	12,010
	InterContinental Hotels Group PLC	155,468	8,232
	Bandai Namco Holdings, Inc.	108,742	7,677
	Aptiv PLC[1]	84,000	7,482
	On Holding AG, Class A1	308,680	5,461

			603,139

Consumer staples 4.49%	Kweichow Moutai Co., Ltd., Class A	224,223	68,496
	Danone SA	878,392	49,026
	British American Tobacco PLC	911,000	39,030
	Treasury Wine Estates, Ltd.	4,562,804	35,747
	Seven & i Holdings Co., Ltd.	864,100	33,544
	Kobe Bussan Co., Ltd.	754,900	18,500
	Inner Mongolia Yili Industrial Group Co., Ltd., Class A	2,653,503	15,439
	CP ALL PCL, foreign registered shares	9,053,300	15,388
	Nestlé SA	78,463	9,159
	Chocoladefabriken Lindt & Sprüngli AG	80	8,388
	Shiseido Company, Ltd.	179,400	7,201
	Dabur India, Ltd.	933,875	5,865

			305,783

Communication services 3.50%	Bharti Airtel, Ltd.[1]	12,732,125	110,429
	Bharti Airtel, Ltd., interim shares[1]	836,308	3,203
	Universal Music Group NV	1,312,633	26,320
	Sea, Ltd., Class A (ADR)[1]	357,779	23,921
	Informa PLC[1]	3,630,108	23,367
	Ubisoft Entertainment SA1	518,403	22,763
	Singapore Telecommunications, Ltd.	5,800,500	10,563
	Vivendi SE	907,392	9,220
	SoftBank Group Corp.	224,200	8,650
	Yandex NV, Class A1,3,4	313,000	–	[6]

			238,436

Utilities 2.24%	ENN Energy Holdings, Ltd.	9,285,300	152,530

50	American Funds Insurance Series

International Fund  (continued)

Common stocks (continued)		Shares	Value (000)
Real estate 0.68%	ESR Group, Ltd.[1]	14,852,600	$40,128
	Ayala Land, Inc.	13,552,800	6,285

			46,413

	Total common stocks (cost: $5,416,609,000)		5,824,871

Preferred securities 0.78%
Health care 0.40%	Grifols, SA, Class B, nonvoting non-registered preferred shares[1]	2,274,930	26,892

Energy 0.23%	Petróleo Brasileiro SA (Petrobras), preferred nominative shares	2,980,131	15,905

Financials 0.14%	Itaú Unibanco Holding SA, preferred nominative shares	2,246,000	9,729

Information technology 0.01%	Canva, Inc., Series A, noncumulative preferred shares[1,3,4,5]	422	644
	Canva, Inc., Series A-3, noncumulative preferred shares[1,3,4,5]	18	27
	Canva, Inc., Series A-4, noncumulative preferred shares[1,3,4,5]	1	2

			673

	Total preferred securities (cost: $70,947,000)		53,199

Rights & warrants 0.24%
Health care 0.24%	WuXi AppTec Co., Ltd., Class A, warrants, expire 2022[1,3,7]	1,075,200	16,702

	Total rights & warrants (cost: $20,683,000)		16,702

Short-term securities 14.40%

Money market investments 13.41%
	Capital Group Central Cash Fund 1.38%[8,9]	9,140,101	913,827

Money market investments purchased with collateral from securities on loan 0.99%
	Capital Group Central Cash Fund 1.38%[8,9,10]	190,714	19,067
	Goldman Sachs Financial Square Government Fund, Institutional Shares 1.39%[8,10]	10,067,468	10,067
	BlackRock Liquidity Funds – FedFund, Institutional Shares 1.32%[8,10]	9,533,786	9,534
	Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 1.38%[8,10]	9,533,786	9,534
	Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 1.38%[8,10]	9,533,786	9,534
	State Street Institutional U.S. Government Money Market Fund, Institutional Class 1.40%[8,10]	9,533,786	9,534

			67,270

	Total short-term securities (cost: $981,221,000)		981,097

	Total investment securities 100.91% (cost: $6,489,460,000)		6,875,869
	Other assets less liabilities (0.91)%		(62,255)

	Net assets 100.00%		$6,813,614

American Funds Insurance Series	51

International Fund  (continued)

Investments in affiliates[9]
	Value of affiliates at 1/1/2022 (000)	Additions (000)	Reductions (000)		Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliates at 6/30/2022 (000)	Dividend income (000)

Short-term securities 13.69%
Money market investments 13.41%
Capital Group Central Cash Fund 1.38%[8]	$977,398	$1,096,883	$1,160,244		$20	$(230)	$913,827	$1,992

Money market investments purchased with collateral from securities on loan 0.28%
Capital Group Central Cash Fund 1.38%[8,10]	34,059		14,992	[11]			19,067	–	[12]

Total short-term securities							932,894

Total 13.69%					$20	$(230)	$932,894	$1,992

Private placement securities[5]
	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Canva, Inc.	8/26/2021-11/4/2021	$8,215	$7,357	.11%
Canva, Inc., Series A, noncumulative preferred shares	11/4/2021	719	644	.01
Canva, Inc., Series A-3, noncumulative preferred shares	11/4/2021	31	27	.00
Canva, Inc., Series A-4, noncumulative preferred shares	11/4/2021	2	2	.00

Total		$8,967	$8,030	.12%

[1]	Security did not produce income during the last 12 months.
[2]

All or a portion of this security was on loan. The total value of all such securities was $71,916,000, which represented 1.06% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $24,732,000, which represented .36% of the net assets of the fund.
[4]	Value determined using significant unobservable inputs.
[5]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale.
[6]	Amount less than one thousand.
[7]

Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $16,702,000, which represented .25% of the net assets of the fund.

[8]	Rate represents the seven-day yield at 6/30/2022.
[9]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[10]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[11]	Represents net activity. Refer to Note 5 for more information on securities lending.
[12]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

CDI = CREST Depository Interest

EUR = Euros

GBP = British pounds

Refer to the notes to financial statements.

52	American Funds Insurance Series

New World Fund

Investment portfolio June 30, 2022	unaudited

Common stocks 85.69%		Shares	Value (000)
Information technology 15.68%	Microsoft Corp.	398,934	$102,458
	Taiwan Semiconductor Manufacturing Company, Ltd.	4,004,000	64,100
	Broadcom, Inc.	52,546	25,527
	Micron Technology, Inc.	453,986	25,096
	ASML Holding NV	51,193	24,455
	Wolfspeed, Inc.[1]	340,065	21,577
	Adobe, Inc.[1]	51,971	19,024
	Tata Consultancy Services, Ltd.	427,278	17,677
	Apple, Inc.	129,278	17,675
	Mastercard, Inc., Class A	48,408	15,272
	Silergy Corp.	181,094	14,587
	Visa, Inc., Class A	52,549	10,346
	PagSeguro Digital, Ltd., Class A1	922,834	9,450
	Samsung Electronics Co., Ltd.	207,833	9,124
	NVIDIA Corp.	55,678	8,440
	Keyence Corp.	24,600	8,409
	EPAM Systems, Inc.[1]	26,998	7,958
	TELUS International (Cda), Inc., subordinate voting shares[1]	294,869	7,392
	Network International Holdings PLC[1]	2,797,596	6,430
	Accenture PLC, Class A	21,156	5,874
	Nokia Corp.	1,149,271	5,347
	SAP SE	56,875	5,181
	Tokyo Electron, Ltd.	15,500	5,061
	Flat Glass Group Co., Ltd., Class H1,2	1,420,000	4,995
	Edenred SA	102,606	4,835
	Nice, Ltd. (ADR)[1]	24,926	4,797
	Kingdee International Software Group Co., Ltd.[1]	1,904,000	4,465
	MediaTek, Inc.	154,000	3,372
	Halma PLC	107,927	2,639
	Trimble, Inc.[1]	42,730	2,488
	SK hynix, Inc.	34,099	2,390
	ON Semiconductor Corp.[1]	46,661	2,347
	Amadeus IT Group SA, Class A, non-registered shares[1]	39,769	2,215
	Advanced Micro Devices, Inc.[1]	27,588	2,110
	DLocal, Ltd., Class A1	78,185	2,052
	Logitech International SA	38,622	2,018
	Cognizant Technology Solutions Corp., Class A	27,762	1,874
	Infosys, Ltd.	96,230	1,781
	Applied Materials, Inc.	19,121	1,740
	PayPal Holdings, Inc.[1]	24,259	1,694
	StoneCo, Ltd., Class A1	208,228	1,603
	FleetCor Technologies, Inc.[1]	7,609	1,599
	KLA Corp.	4,986	1,591
	Hexagon AB, Class B	105,226	1,093
	Globant SA1	6,239	1,086
	Hamamatsu Photonics KK	27,200	1,056
	Euronet Worldwide, Inc.[1]	10,178	1,024
	Hundsun Technologies, Inc., Class A	150,377	978
	MKS Instruments, Inc.	8,486	871
	Coforge, Ltd.	18,403	825
	Autodesk, Inc.[1]	4,715	811
	VeriSign, Inc.[1]	4,446	744
	Infineon Technologies AG	26,555	643
	Atlassian Corp. PLC, Class A1	3,424	642
	Canva, Inc.[1,3,4,5]	385	588
	Fabrinet, non-registered shares[1]	6,992	567
	Intel Corp.	3,575	134

			500,127

American Funds Insurance Series	53

New World Fund  (continued)

Common stocks (continued)		Shares	Value (000)
Financials 11.95%	Kotak Mahindra Bank, Ltd.	3,010,627	$ 63,325
	AIA Group, Ltd.	3,976,200	43,097
	Ping An Insurance (Group) Company of China, Ltd., Class H	4,121,344	28,021
	HDFC Bank, Ltd.	1,260,295	21,512
	B3 SA-Brasil, Bolsa, Balcao	10,216,738	21,396
	Capitec Bank Holdings, Ltd.	170,562	20,781
	Bajaj Finance, Ltd.	256,491	17,540
	Industrial and Commercial Bank of China, Ltd., Class H	23,013,000	13,667
	AU Small Finance Bank, Ltd.	1,514,002	11,344
	Banco Bilbao Vizcaya Argentaria, SA	2,164,760	9,824
	PB Fintech, Ltd.[1]	1,162,870	8,437
	Nu Holdings, Ltd., Class A1	2,004,606	7,497
	ICICI Bank, Ltd. (ADR)	300,062	5,323
	ICICI Bank, Ltd.	240,154	2,151
	Discovery, Ltd.[1]	921,680	7,257
	China Merchants Bank Co., Ltd., Class H	1,045,500	6,995
	S&P Global, Inc.	20,318	6,848
	UniCredit SpA	682,154	6,480
	XP, Inc., Class A1	341,304	6,130
	Hong Kong Exchanges and Clearing, Ltd.	117,600	5,785
	Bank Rakyat Indonesia (Persero) Tbk PT	20,501,900	5,711
	Eurobank Ergasias Services and Holdings SA1	6,082,762	5,375
	Moody’s Corp.	17,945	4,881
	Postal Savings Bank of China Co., Ltd., Class H	6,062,000	4,813
	Société Générale	207,077	4,533
	East Money Information Co., Ltd., Class A	1,153,656	4,377
	Lufax Holding, Ltd. (ADR)	687,300	4,124
	Alpha Services and Holdings SA1	4,683,510	4,084
	Aon PLC, Class A	10,856	2,928
	Bank Mandiri (Persero) Tbk PT	5,279,900	2,809
	Standard Bank Group, Ltd.	290,750	2,773
	Canara Bank	1,185,969	2,722
	Bajaj Finserv, Ltd.	18,250	2,526
	Fairfax Financial Holdings, Ltd., subordinate voting shares	4,711	2,496
	Bank Central Asia Tbk PT	5,066,200	2,466
	DBS Group Holdings, Ltd.	111,373	2,379
	HDFC Life Insurance Company, Ltd.	337,705	2,352
	Futu Holdings, Ltd. (ADR)[1,2]	41,701	2,177
	Banco Santander México, SA, Institución de Banca Múltiple, Grupo Financiero Santander México, Class B	1,385,817	1,414
	China Construction Bank Corp., Class H	2,059,000	1,383
	TISCO Financial Group PCL, foreign registered shares	343,800	862
	Grupo Financiero Banorte, SAB de CV, Series O	85,744	478
	TCS Group Holding PLC (GDR)[1,3,4]	78,482	–	[6]
	Moscow Exchange MICEX-RTS PJSC[1,3,4]	438,203	–	[6]
	Sberbank of Russia PJSC[1,3,4,7]	2,662,164	–	[6]

			381,073

Health care 11.67%	Thermo Fisher Scientific, Inc.	73,249	39,795
	Eli Lilly and Company	99,900	32,391
	Abbott Laboratories	232,881	25,302
	Novo Nordisk A/S, Class B	209,543	23,241
	WuXi Biologics (Cayman), Inc.[1]	2,445,600	22,378
	AstraZeneca PLC	149,534	19,659
	WuXi AppTec Co., Ltd., Class A	809,559	12,576
	WuXi AppTec Co., Ltd., Class H	491,300	6,543
	PerkinElmer, Inc.	124,925	17,767
	Danaher Corp.	60,094	15,235
	Jiangsu Hengrui Medicine Co., Ltd., Class A	2,512,188	13,919
	Carl Zeiss Meditec AG, non-registered shares[2]	100,330	11,976
	BeiGene, Ltd. (ADR)[1]	65,037	10,526

54	American Funds Insurance Series

New World Fund  (continued)

Common stocks (continued)		Shares	Value (000)
Health care (continued)	BeiGene, Ltd., Class H1,2	49,700	$ 624
	Laurus Labs, Ltd.	1,762,486	10,371
	CanSino Biologics, Inc., Class H	996,718	10,206
	Shionogi & Co., Ltd.	183,000	9,246
	CSL, Ltd.	49,605	9,213
	Pfizer, Inc.	174,518	9,150
	Olympus Corp.	398,800	8,014
	Hypera SA, ordinary nominative shares	1,020,998	7,421
	Hapvida Participacoes e Investimentos SA1	6,522,586	6,817
	Zoetis, Inc., Class A	33,143	5,697
	Pharmaron Beijing Co., Ltd., Class A	340,250	4,839
	Pharmaron Beijing Co., Ltd., Class H	26,850	269
	Siemens Healthineers AG	82,699	4,202
	Rede D’Or Sao Luiz SA	756,718	4,190
	Hutchmed China, Ltd.[1,2]	808,232	1,992
	Hutchmed China, Ltd. (ADR)[1]	150,024	1,896
	Legend Biotech Corp. (ADR)[1]	65,903	3,625
	Straumann Holding AG	29,438	3,535
	Grifols, SA, Class A, non-registered shares[1]	155,398	2,937
	Teva Pharmaceutical Industries, Ltd. (ADR)[1]	248,351	1,868
	OdontoPrev SA, ordinary nominative shares	1,044,247	1,866
	Align Technology, Inc.[1]	7,775	1,840
	Mettler-Toledo International, Inc.[1]	1,508	1,732
	Angelalign Technology, Inc.	85,000	1,703
	Medtronic PLC	16,413	1,473
	Asahi Intecc Co., Ltd.	91,800	1,386
	Genus PLC	40,970	1,251
	Innovent Biologics, Inc.[1]	220,000	978
	Merck KGaA	5,502	928
	Hangzhou Tigermed Consulting Co., Ltd., Class A	50,871	870
	Zai Lab, Ltd. (ADR)[1]	16,060	557
	Shandong Pharmaceutical Glass Co., Ltd., Class A	66,700	278

			372,282

Consumer discretionary 10.52%	LVMH Moët Hennessy-Louis Vuitton SE	60,448	36,849
	MercadoLibre, Inc.[1]	35,216	22,428
	General Motors Company[1]	699,053	22,202
	Hermès International	17,033	19,046
	Galaxy Entertainment Group, Ltd.	2,970,000	17,714
	Li Ning Co., Ltd.	1,835,501	17,006
	Evolution AB	179,821	16,350
	EssilorLuxottica	85,613	12,821
	Trip.com Group, Ltd. (ADR)[1]	409,020	11,228
	XPeng, Inc., Class A1,2	663,978	10,696
	Midea Group Co., Ltd., Class A	1,104,055	9,960
	JD.com, Inc., Class A	240,530	7,749
	Kering SA	14,088	7,236
	YUM! Brands, Inc.	63,025	7,154
	Huazhu Group, Ltd. (ADR)	181,055	6,898
	Zhongsheng Group Holdings, Ltd.	885,500	6,246
	Cie. Financière Richemont SA, Class A	58,126	6,189
	Booking Holdings, Inc.[1]	3,215	5,623
	Alibaba Group Holding, Ltd.[1]	382,972	5,461
	Astra International Tbk PT	12,241,400	5,444
	Americanas SA, ordinary nominative shares	2,105,517	5,403
	NIKE, Inc., Class B	52,547	5,370
	Jumbo SA	367,791	5,342
	Tesla, Inc.[1]	7,065	4,758
	Pop Mart International Group, Ltd.	980,400	4,735
	Industria de Diseño Textil, SA	206,902	4,681
	Marriott International, Inc., Class A	32,868	4,470

American Funds Insurance Series	55

New World Fund  (continued)

Common stocks (continued)		Shares	Value (000)
Consumer discretionary (continued)	JD Health International, Inc.[1]	523,450	$ 4,106
	Titan Co., Ltd.	158,667	3,900
	IDP Education, Ltd.	218,530	3,593
	China MeiDong Auto Holdings, Ltd.	950,000	2,990
	Lear Corp.	23,098	2,908
	Maruti Suzuki India, Ltd.	24,639	2,643
	Samsonite International SA1	1,322,400	2,632
	Airbnb, Inc., Class A1	27,875	2,483
	InterContinental Hotels Group PLC	42,267	2,238
	Aptiv PLC[1]	24,637	2,194
	Prosus NV, Class N	31,819	2,083
	Entain PLC[1]	118,320	1,793
	Inchcape PLC	202,422	1,714
	Shangri-La Asia, Ltd.[1]	2,024,000	1,641
	Fast Retailing Co., Ltd.	2,700	1,414
	Melco Resorts & Entertainment, Ltd. (ADR)[1]	237,753	1,367
	FSN E-Commerce Ventures, Ltd.[1]	68,803	1,226
	Naspers, Ltd., Class N	7,089	1,032
	Gree Electric Appliances, Inc. of Zhuhai, Class A	150,246	757
	Stellantis NV	61,093	754
	adidas AG	4,196	742
	Flutter Entertainment PLC[1]	6,950	703
	Levi Strauss & Co., Class A	42,463	693
	Jiumaojiu International Holdings, Ltd.[2]	239,000	635
	Cyrela Brazil Realty SA, ordinary nominative shares	117,858	266
	Ozon Holdings PLC (ADR)[1,3,4]	209,599	–	[6]

			335,566

Industrials 8.88%	Airbus SE, non-registered shares	375,800	36,409
	IMCD NV	130,844	17,956
	Shenzhen Inovance Technology Co., Ltd., Class A	1,466,674	14,432
	General Electric Co.	215,458	13,718
	DSV A/S	96,469	13,472
	Safran SA	128,904	12,726
	International Container Terminal Services, Inc.	3,767,720	12,608
	Copa Holdings, SA, Class A1	189,059	11,981
	Larsen & Toubro, Ltd.	594,628	11,733
	Rumo SA	3,508,073	10,705
	Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	2,393,424	9,825
	Grab Holdings, Ltd., Class A1	3,233,079	8,180
	Suzhou Maxwell Technologies Co., Ltd., Class A	98,600	7,230
	Caterpillar, Inc.	39,829	7,120
	CCR SA, ordinary nominative shares	2,717,276	6,506
	TransDigm Group, Inc.[1]	10,219	5,484
	Contemporary Amperex Technology Co., Ltd., Class A	67,047	5,348
	Nidec Corp.	84,200	5,200
	Thales SA	38,118	4,676
	Carrier Global Corp.	120,077	4,282
	InPost SA1,2	729,246	4,228
	Daikin Industries, Ltd.	26,000	4,168
	Wizz Air Holdings PLC[1]	191,404	4,087
	Raytheon Technologies Corp.	42,230	4,059
	ZTO Express (Cayman), Inc., Class A (ADR)	136,462	3,746
	Centre Testing International Group Co., Ltd.	978,596	3,393
	Boeing Company[1]	24,587	3,362
	SMC Corp.	7,300	3,253
	Spirax-Sarco Engineering PLC	25,418	3,056
	Ryanair Holdings PLC (ADR)[1]	42,600	2,865
	Interpump Group SpA	73,018	2,784
	AirTAC International Group[1]	74,000	2,466
	Hitachi, Ltd.	49,300	2,339

56	American Funds Insurance Series

New World Fund  (continued)

Common stocks (continued)		Shares	Value (000)
Industrials (continued)	Bureau Veritas SA	87,556	$ 2,243
	Epiroc AB, Class B	158,534	2,142
	Mitsubishi Heavy Industries, Ltd.	58,500	2,046
	Grupo Aeroportuario del Pacífico, SAB de CV, Class B	144,377	2,011
	ABB, Ltd.	74,036	1,974
	Bharat Electronics, Ltd.	627,525	1,860
	Havells India, Ltd.	127,229	1,769
	Siemens AG	15,401	1,567
	Haitian International Holdings, Ltd.	509,000	1,301
	Atlas Copco AB, Class B	136,812	1,144
	Experian PLC	27,683	811
	China Merchants Port Holdings Co., Ltd.	272,000	462
	Hefei Meyer Optoelectronic Technology, Inc., Class A	126,100	408

			283,135

Materials 7.76%	Vale SA, ordinary nominative shares	1,749,384	25,592
	Vale SA, ordinary nominative shares (ADR)	1,614,308	23,617
	First Quantum Minerals, Ltd.	1,631,131	30,945
	Freeport-McMoRan, Inc.	771,837	22,584
	Asian Paints, Ltd.	583,858	19,926
	Sika AG	64,792	14,931
	Albemarle Corp.	70,823	14,801
	Linde PLC	47,848	13,758
	Pidilite Industries, Ltd.	429,669	11,371
	Beijing Oriental Yuhong Waterproof Technology Co., Ltd., Class A	861,793	6,626
	Sociedad Química y Minera de Chile SA, Class B (ADR)	62,332	5,207
	Givaudan SA	1,416	4,979
	LANXESS AG	137,274	4,917
	Wacker Chemie AG	34,003	4,903
	Barrick Gold Corp.	271,788	4,808
	Shin-Etsu Chemical Co., Ltd.	41,300	4,657
	Yunnan Energy New Material Co., Ltd., Class A	124,100	4,643
	Shandong Sinocera Functional Material Co., Ltd., Class A	575,500	3,088
	Fresnillo PLC	300,858	2,808
	SKSHU Paint Co., Ltd., Class A1	141,065	2,727
	Loma Negra Compania Industrial Argentina SA (ADR)	530,050	2,693
	SIG Group AG	92,597	2,039
	Amcor PLC (CDI)	151,073	1,881
	Arkema SA	20,250	1,802
	CCL Industries, Inc., Class B, nonvoting shares	37,100	1,754
	Koninklijke DSM NV	12,188	1,751
	Nutrien, Ltd.	16,357	1,303
	OCI NV	37,480	1,236
	Corteva, Inc.	19,843	1,074
	Umicore SA	27,264	952
	Glencore PLC	166,729	903
	Celanese Corp.	7,208	848
	Anglo American PLC	19,828	709
	BASF SE	13,092	570
	Impala Platinum Holdings, Ltd.	51,110	569
	Navin Fluorine International, Ltd.	10,286	476
	Polymetal International PLC	76,572	169
	Alrosa PJSC[3,4]	1,123,215	–	[6]

			247,617

Consumer staples 6.83%	Kweichow Moutai Co., Ltd., Class A	197,607	60,366
	ITC, Ltd.	4,202,675	14,555
	Bunge, Ltd.	154,489	14,011
	Constellation Brands, Inc., Class A	50,621	11,798
	Nestlé SA	94,775	11,063

American Funds Insurance Series	57

New World Fund  (continued)

Common stocks (continued)		Shares	Value (000)
Consumer staples (continued)	Anheuser-Busch InBev SA/NV	184,861	$ 9,950
	British American Tobacco PLC	204,480	8,760
	Japan Tobacco, Inc.[2]	420,300	7,267
	Philip Morris International, Inc.	64,416	6,360
	Carlsberg A/S, Class B	49,429	6,296
	Wuliangye Yibin Co., Ltd., Class A	199,771	6,026
	Pernod Ricard SA	32,594	5,988
	Monster Beverage Corp.[1]	62,896	5,830
	Varun Beverages, Ltd.	522,753	5,233
	Raia Drogasil SA, ordinary nominative shares	1,406,218	5,159
	Kimberly-Clark de México, SAB de CV, ordinary participation certificates, Class A2	3,747,683	5,075
	Foshan Haitian Flavouring and Food Co., Ltd., Class A	314,996	4,252
	Avenue Supermarts, Ltd.[1]	98,499	4,248
	Dabur India, Ltd.	499,893	3,139
	Inner Mongolia Yili Industrial Group Co., Ltd., Class A	502,900	2,926
	Arca Continental, SAB de CV	404,001	2,662
	L’Oréal SA, non-registered shares	6,365	2,196
	Mondelez International, Inc.	32,465	2,016
	Proya Cosmetics Co., Ltd., Class A	80,420	1,984
	Danone SA	34,906	1,948
	Monde Nissin Corp.[1]	8,193,900	1,937
	United Spirits, Ltd.[1]	158,456	1,524
	Reckitt Benckiser Group PLC	19,968	1,500
	Unilever PLC (EUR denominated)	30,374	1,379
	Uni-Charm Corp.	23,900	800
	Heineken NV	5,989	546
	Shiseido Company, Ltd.	11,200	450
	Diageo PLC	9,646	415
	X5 Retail Group NV (GDR)[3,4]	88,147	–	[6]

			217,659

Communication services 4.86%	Alphabet, Inc., Class C1	16,377	35,824
	Alphabet, Inc., Class A1	3,933	8,571
	Tencent Holdings, Ltd.	389,500	17,592
	Meta Platforms, Inc., Class A1	101,985	16,445
	América Móvil, SAB de CV, Series L (ADR)	709,818	14,501
	Bharti Airtel, Ltd.[1]	1,599,162	13,870
	Bharti Airtel, Ltd., interim shares[1]	80,154	307
	Sea, Ltd., Class A (ADR)[1]	161,435	10,793
	Vodafone Group PLC	5,163,100	7,961
	NetEase, Inc.	176,100	3,234
	NetEase, Inc. (ADR)	27,722	2,588
	Activision Blizzard, Inc.	70,185	5,465
	Netflix, Inc.[1]	28,356	4,959
	Indus Towers, Ltd.	1,750,611	4,635
	Telefónica, SA, non-registered shares[1]	411,518	2,097
	MTN Group, Ltd.	250,294	2,031
	JCDecaux SA1	116,458	1,956
	Informa PLC[1]	261,509	1,683
	SoftBank Group Corp.	13,700	529
	Yandex NV, Class A1,3,4	378,730	–	[6]

			155,041

Energy 4.31%	Reliance Industries, Ltd.[1]	2,050,136	67,383
	New Fortress Energy, Inc., Class A	360,837	14,278
	BP PLC	2,081,862	9,840
	Baker Hughes Co., Class A	267,116	7,712
	Cheniere Energy, Inc.	56,794	7,555
	Aker BP ASA[2]	92,604	3,217
	Aker BP ASA (SDR)[3]	72,417	2,515

58	American Funds Insurance Series

New World Fund  (continued)

Common stocks (continued)		Shares	Value (000)
Energy (continued)	Exxon Mobil Corp.	56,855	$ 4,869
	Hess Corp.	43,633	4,622
	TotalEnergies SE	83,475	4,406
	Chevron Corp.	25,503	3,692
	Shell PLC (GBP denominated)	134,028	3,482
	INPEX Corp.[2]	195,000	2,113
	TechnipFMC PLC[1]	180,463	1,215
	Petróleo Brasileiro SA (Petrobras), ordinary nominative shares (ADR)	32,841	384
	Orron Energy AB	36,490	25
	Gazprom PJSC (ADR)[3,4]	472,929	–	[6]
	Rosneft Oil Company PJSC (GDR)[3,4]	588,661	–	[6]

			137,308

Real estate 1.68%	Macrotech Developers, Ltd.[1]	833,489	11,282
	American Tower Corp. REIT	41,814	10,687
	ESR Group, Ltd.[1]	2,773,600	7,494
	CK Asset Holdings, Ltd.	960,000	6,790
	BR Malls Participacoes SA, ordinary nominative shares	3,938,172	5,659
	Country Garden Services Holdings Co., Ltd.	666,000	2,966
	China Overseas Land & Investment, Ltd.	915,500	2,894
	Shimao Services Holdings, Ltd.[1]	5,605,187	2,700
	CTP NV	198,078	2,283
	China Vanke Co., Ltd., Class H	280,300	705

			53,460

Utilities 1.55%	ENN Energy Holdings, Ltd.	1,778,100	29,209
	AES Corp.	460,707	9,680
	Engie SA	448,515	5,154
	Power Grid Corporation of India, Ltd.	1,119,742	3,005
	Enel SpA	329,104	1,800
	China Resources Gas Group, Ltd.	100,000	466
	China Gas Holdings, Ltd.	67,400	104

			49,418

	Total common stocks (cost: $2,290,258,000)		2,732,686

Preferred securities 0.94%
Consumer discretionary 0.29%	Getir BV, Series D, preferred shares[1,3,4,5]	7,768	4,996
	Porsche Automobil Holding SE, nonvoting preferred shares	63,178	4,179

			9,175

Materials 0.24%	Gerdau SA, preferred nominative shares	1,782,592	7,613

Real estate 0.19%	QuintoAndar, Ltd., Series E, preferred shares[1,3,4,5]	32,657	4,925
	QuintoAndar, Ltd., Series E-1, preferred shares[1,3,4,5]	8,400	1,267

			6,192

Industrials 0.08%	GOL Linhas Aéreas Inteligentes SA, preferred nominative shares[1]	1,385,809	2,402
	GOL Linhas Aéreas Inteligentes SA, preferred nominative shares (ADR)[1,2]	65,296	222

			2,624

Health care 0.07%	Grifols, SA, Class B, nonvoting non-registered preferred shares[1]	179,075	2,117

American Funds Insurance Series	59

New World Fund  (continued)

Preferred securities (continued)		Shares	Value (000)
Financials 0.04%	Itaú Unibanco Holding SA, preferred nominative (ADR)	151,962	$ 650
	Itaú Unibanco Holding SA, preferred nominative shares	113,600	492

			1,142

Energy 0.03%	Petróleo Brasileiro SA (Petrobras), preferred nominative shares	168,756	901

Information technology 0.00%	Canva, Inc., Series A, noncumulative preferred shares[1,3,4,5]	34	52
	Canva, Inc., Series A-3, noncumulative preferred shares[1,3,4,5]	1	1

			53

	Total preferred securities (cost: $29,021,000)		29,817

Rights & warrants 0.02%
Materials 0.02%	Shandong Sinocera Functional Material Co., Ltd., Class A, warrants, expire 2022[1,3,7]	124,600	668

Consumer discretionary 0.00%	Compagnie Financière Richemont SA, Class A, warrants, expire 2023[1]	105,741	58

	Total rights & warrants (cost: $837,000)		726

Bonds, notes & other debt instruments 3.25%		Principal amount (000)

Bonds & notes of governments & government agencies outside the U.S. 2.72%
	Abu Dhabi (Emirate of) 2.50% 2029[7]	USD1,000	920
	Abu Dhabi (Emirate of) 1.70% 2031[7]	885	745
	Angola (Republic of) 8.25% 2028	500	417
	Angola (Republic of) 8.00% 2029[7]	1,800	1,430
	Angola (Republic of) 8.75% 2032[7]	480	385
	Argentine Republic 1.00% 2029	100	23
	Argentine Republic 0.50% 2030 (0.75% on 7/9/2023)[8]	5,341	1,267
	Argentine Republic 1.125% 2035 (1.50% on 7/9/2022)[8]	4,190	908
	Argentine Republic 2.00% 2038 (3.875% on 7/9/2022)[8]	1,318	377
	Argentine Republic 2.50% 2041 (3.50% on 7/9/2022)[8]	10,200	2,751
	Armenia (Republic of) 7.15% 2025	290	287
	Bahrain (Kingdom of) 6.75% 2029[7]	500	480
	Belarus (Republic of) 6.875% 2023	915	174
	Belarus (Republic of) 5.875% 2026	230	38
	Belarus (Republic of) 7.625% 2027	335	55
	Brazil (Federative Republic of) 6.00% 2027[9]	BRL21,131	4,107
	Brazil (Federative Republic of) 10.00% 2027	19,869	3,450
	Chile (Republic of) 3.10% 2041	USD375	286
	Chile (Republic of) 4.34% 2042	645	575
	China (People’s Republic of), Series INBK, 2.89% 2031	CNY36,200	5,417
	China (People’s Republic of), Series INBK, 3.72% 2051	34,650	5,526
	Colombia (Republic of) 4.50% 2026	USD280	263
	Colombia (Republic of) 3.00% 2030	213	162
	Colombia (Republic of) 3.25% 2032	700	508
	Colombia (Republic of) 7.375% 2037	1,090	1,011
	Colombia (Republic of) 5.625% 2044	320	231
	Colombia (Republic of) 5.00% 2045	348	234
	Colombia (Republic of) 5.20% 2049	555	378
	Colombia (Republic of) 4.125% 2051	350	211
	Cote d’Ivoire (Republic of) 4.875% 2032	EUR150	114
	Dominican Republic 6.875% 2026	USD370	378

60	American Funds Insurance Series

New World Fund  (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Bonds & notes of governments & government agencies outside the U.S. (continued)
Dominican Republic 8.625% 2027[7]	USD575	$ 599
Dominican Republic 5.50% 2029[7]	275	240
Dominican Republic 11.375% 2029	DOP12,800	234
Dominican Republic 6.00% 2033[7]	USD150	125
Dominican Republic 7.45% 2044	1,400	1,200
Dominican Republic 7.45% 2044[7]	1,125	964
Dominican Republic 6.85% 2045	320	254
Dominican Republic 5.875% 2060[7]	280	192
Egypt (Arab Republic of) 5.75% 2024[7]	450	403
Egypt (Arab Republic of) 5.625% 2030	EUR260	170
Egypt (Arab Republic of) 5.875% 2031[7]	USD365	228
Egypt (Arab Republic of) 6.375% 2031	EUR350	232
Egypt (Arab Republic of) 7.625% 2032[7]	USD1,140	750
Egypt (Arab Republic of) 7.625% 2032	275	181
Egypt (Arab Republic of) 8.50% 2047	1,200	715
Egypt (Arab Republic of) 8.875% 2050	850	519
Egypt (Arab Republic of) 8.75% 2051	755	457
Egypt (Arab Republic of) 8.15% 2059[7]	500	291
Ethiopia (Federal Democratic Republic of) 6.625% 2024	1,830	1,047
Export-Import Bank of India 3.25% 2030	1,180	1,028
Gabonese Republic 6.95% 2025	540	475
Gabonese Republic 7.00% 2031	520	381
Ghana (Republic of) 6.375% 2027	485	279
Ghana (Republic of) 7.875% 2027	200	117
Ghana (Republic of) 7.625% 2029	460	227
Ghana (Republic of) 7.75% 2029[7]	1,125	565
Ghana (Republic of) 8.125% 2032	2,130	1,037
Honduras (Republic of) 6.25% 2027	1,365	1,074
Honduras (Republic of) 5.625% 2030	678	460
Honduras (Republic of) 5.625% 2030[7]	281	191
Indonesia (Republic of) 6.625% 2037	500	550
Indonesia (Republic of) 5.25% 2042	840	824
Iraq (Republic of) 6.752% 2023	960	940
Jordan (Hashemite Kingdom of) 5.75% 2027[7]	800	705
Kazakhstan (Republic of) 6.50% 2045[7]	800	806
Kenya (Republic of) 7.25% 2028	200	145
Kenya (Republic of) 8.25% 2048[7]	1,800	1,112
Mozambique (Republic of) 5.00% 2031 (9.00% on 9/15/2023)[8]	880	640
Oman (Sultanate of) 4.875% 2025[7]	565	554
Oman (Sultanate of) 5.375% 2027	750	731
Oman (Sultanate of) 6.25% 2031[7]	890	862
Pakistan (Islamic Republic of) 5.625% 2022	850	799
Pakistan (Islamic Republic of) 8.25% 2025[7]	410	296
Pakistan (Islamic Republic of) 6.00% 2026[7]	380	258
Pakistan (Islamic Republic of) 6.875% 2027[7]	1,050	716
Pakistan (Islamic Republic of) 7.875% 2036	200	121
Panama (Republic of) 3.75% 2026[7]	1,180	1,148
Panama (Republic of) 4.50% 2047	1,155	951
Panama (Republic of) 4.50% 2050	400	326
Panama (Republic of) 4.30% 2053	400	315
Panama (Republic of) 4.50% 2063	200	154
Paraguay (Republic of) 4.70% 2027[7]	400	385
Paraguay (Republic of) 4.95% 2031	320	297
Peru (Republic of) 3.00% 2034	425	350
Peru (Republic of) 6.55% 2037	1,070	1,163
Peru (Republic of) 3.55% 2051	370	277
Peru (Republic of) 2.78% 2060	365	227
PETRONAS Capital, Ltd. 4.55% 2050[7]	400	383
Philippines (Republic of) 1.648% 2031	580	467
Philippines (Republic of) 6.375% 2034	820	923
Philippines (Republic of) 3.95% 2040	900	785

American Funds Insurance Series	61

New World Fund  (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Bonds & notes of governments & government agencies outside the U.S. (continued)
	Philippines (Republic of) 3.70% 2041	USD505	$ 421
	Philippines (Republic of) 2.95% 2045	790	569
	PT Indonesia Asahan Aluminium Tbk 6.757% 2048	200	181
	Qatar (State of) 4.50% 2028[7]	2,000	2,075
	Qatar (State of) 4.50% 2028	600	622
	Romania 2.00% 2032	EUR1,375	987
	Romania 2.00% 2033	300	205
	Romania 5.125% 2048[7]	USD500	390
	Russian Federation 4.25% 2027[10]	1,000	275
	Russian Federation 4.375% 2029[7]	800	188
	Russian Federation 5.10% 2035	1,600	381
	Russian Federation 5.25% 2047[3,10]	1,200	342
	Senegal (Republic of) 4.75% 2028	EUR950	811
	South Africa (Republic of) 5.875% 2030	USD1,500	1,357
	South Africa (Republic of) 5.875% 2032	400	342
	Sri Lanka (Democratic Socialist Republic of) 6.125% 2025[10]	450	150
	Sri Lanka (Democratic Socialist Republic of) 6.85% 2025[10]	1,904	628
	Sri Lanka (Democratic Socialist Republic of) 6.825% 2026	1,270	441
	Sri Lanka (Democratic Socialist Republic of) 7.55% 2030	471	153
	Tunisia (Republic of) 6.75% 2023	EUR465	340
	Tunisia (Republic of) 6.75% 2023	310	226
	Tunisia (Republic of) 5.625% 2024	710	438
	Tunisia (Republic of) 5.75% 2025	USD875	489
	Turkey (Republic of) 6.375% 2025	200	178
	Turkey (Republic of) 7.625% 2029	200	169
	Turkey (Republic of) 11.875% 2030	800	845
	Turkey (Republic of) 5.875% 2031	1,170	842
	Turkey (Republic of) 4.875% 2043	400	238
	Turkey (Republic of) 5.75% 2047	2,205	1,363
	Ukraine 8.994% 2024	600	159
	Ukraine 7.75% 2027	2,328	607
	Ukraine 9.75% 2028	900	228
	Ukraine 7.375% 2032	2,180	546
	United Mexican States 4.50% 2029	300	292
	United Mexican States 4.75% 2032	870	836
	United Mexican States 4.75% 2044	1,090	910
	United Mexican States 3.75% 2071	200	128
	United Mexican States, Series M, 7.50% 2027	MXN20,360	947
	Venezuela (Bolivarian Republic of) 7.00% 2018[10]	USD64	5
	Venezuela (Bolivarian Republic of) 7.75% 2019[10]	1,149	89
	Venezuela (Bolivarian Republic of) 6.00% 2020[10]	950	74
	Venezuela (Bolivarian Republic of) 12.75% 2022[10]	85	7
	Venezuela (Bolivarian Republic of) 9.00% 2023[10]	1,383	118
	Venezuela (Bolivarian Republic of) 8.25% 2024[10]	299	25
	Venezuela (Bolivarian Republic of) 7.65% 2025[10]	129	11
	Venezuela (Bolivarian Republic of) 11.75% 2026[10]	64	6
	Venezuela (Bolivarian Republic of) 9.25% 2027[10]	170	15
	Venezuela (Bolivarian Republic of) 9.25% 2028[10]	319	28
	Venezuela (Bolivarian Republic of) 11.95% 2031[10]	106	9
	Venezuela (Bolivarian Republic of) 7.00% 2038[10]	107	9

			86,648

Corporate bonds, notes & loans 0.45%
Energy 0.15%	Oleoducto Central SA 4.00% 2027[7]	255	213
	Petrobras Global Finance Co. 6.85% 2115	314	259
	Petróleos Mexicanos 6.875% 2026	1,025	926
	Petróleos Mexicanos 6.49% 2027	2,020	1,754
	Petróleos Mexicanos 8.75% 2029[7]	755	685

62	American Funds Insurance Series

New World Fund  (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)
Energy (continued)	Petróleos Mexicanos 6.70% 2032	USD622	$ 475
	Petrorio Luxembourg SARL 6.125% 2026	200	184
	Sinopec Group Overseas Development (2018), Ltd. 3.10% 2051[7]	630	450

			4,946

Financials 0.10%	Bangkok Bank PCL 3.733% 2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[8]	1,140	1,000
	China Construction Bank Corp. 2.85% 2032 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.40% on 1/21/2027)[8]	830	777
	HDFC Bank, Ltd. 3.70% junior subordinated perpetual bonds (5-Year UST Yield Curve Rate T Note Constant Maturity + 2.925% on 2/25/2027)[7,8]	600	499
	Power Financial Corp., Ltd. 6.15% 2028	432	450
	Power Financial Corp., Ltd. 4.50% 2029	273	255
	Power Financial Corp., Ltd. 3.35% 2031	310	258

			3,239

Materials 0.06%	Braskem Idesa SAPI 7.45% 2029	775	666
	Braskem Idesa SAPI 7.45% 2029[7]	300	258
	CSN Resources SA 7.625% 2026	224	227
	GC Treasury Center Co., Ltd. 4.40% 2032[7]	230	212
	Sasol Financing USA, LLC 5.875% 2024	500	490

			1,853

Consumer discretionary 0.05%	Alibaba Group Holding, Ltd. 4.20% 2047	600	498
	Alibaba Group Holding, Ltd. 3.15% 2051	410	281
	Meituan Dianping 3.05% 2030[7]	800	596
	Sands China, Ltd. 4.375% 2030	220	161

			1,536

Communication services 0.04%	Axiata SPV5 Labuan, Ltd. 3.064% 2050	357	257
	PLDT, Inc. 2.50% 2031	210	176
	Tencent Holdings, Ltd. 3.975% 2029	400	379
	Tencent Holdings, Ltd. 3.24% 2050[7]	580	401

			1,213

Utilities 0.03%	AES Panama Generation Holdings SRL 4.375% 2030[7]	280	240
	Empresas Publicas de Medellin ESP 4.25% 2029[7]	412	322
	Empresas Publicas de Medellin ESP 4.375% 2031[7]	360	276

			838

Industrials 0.01%	Mexico City Airport Trust 4.25% 2026	475	438

Consumer staples 0.01%	Marfrig Global Foods SA 3.95% 2031	320	246

	Total corporate bonds, notes & loans		14,309

U.S. Treasury bonds & notes 0.08%
U.S. Treasury 0.08%	U.S. Treasury (3-month U.S. Treasury Bill Yield - 0.015%) 1.662% 2024[11,12]	2,730	2,731

	Total bonds, notes & other debt instruments (cost: $137,365,000)		103,688

American Funds Insurance Series	63

New World Fund  (continued)

Short-term securities 10.15%	Shares	Value (000)

Money market investments 9.91%
Capital Group Central Cash Fund 1.38%[13,14]	3,161,065	$ 316,043

Money market investments purchased with collateral from securities on loan 0.24%
Capital Group Central Cash Fund 1.38%[13,14,15]	21,446	2,145
Goldman Sachs Financial Square Government Fund, Institutional Shares 1.39%[13,15]	1,132,122	1,132
BlackRock Liquidity Funds – FedFund, Institutional Shares 1.32%[13,15]	1,072,108	1,072
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 1.38%[13,15]	1,072,108	1,072
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 1.38%[13,15]	1,072,108	1,072
State Street Institutional U.S. Government Money Market Fund, Institutional Class 1.40%[13,15]	1,072,108	1,072

		7,565

Total short-term securities (cost: $323,653,000)		323,608

Total investment securities 100.05% (cost: $2,781,134,000)		3,190,525
Other assets less liabilities (0.05)%		(1,526)

Net assets 100.00%		$3,188,999

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2022 (000)
5 Year U.S. Treasury Note Futures	Short	111	September 2022	USD(12,460)	$97
10 Year Euro-Bund Futures	Short	11	September 2022	(1,715)	(12)
10 Year U.S. Treasury Note Futures	Short	4	September 2022	(474)	(3)
10 Year Ultra U.S. Treasury Note Futures	Short	33	September 2022	(4,203)	63
30 Year Ultra U.S. Treasury Bond Futures	Long	44	September 2022	6,791	(103)

					$42

Forward currency contracts

						Unrealized
Contract amount						appreciation
						(depreciation)
Currency purchased		Currency sold			Settlement	at 6/30/2022
(000)		(000)		Counterparty	date	(000)

USD	1,797	EUR	1,680	Standard Chartered Bank	7/11/2022	$35
USD	1,111	EUR	1,054	UBS AG	7/27/2022	5
USD	429	EUR	410	Citibank	7/27/2022	(1)

						$39

64	American Funds Insurance Series

New World Fund  (continued)

Investments in affiliates[14]

	Value of affiliates at 1/1/2022 (000)	Additions (000)	Reductions (000)		Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliates at 6/30/2022 (000)	Dividend income (000)

Short-term securities 9.98%
Money market investments 9.91%
Capital Group Central Cash Fund 1.38%[13]	$216,764	$518,042	$418,693		$(9)	$(61)	$316,043	$640

Money market investments purchased with collateral from securities on loan 0.07%
Capital Group Central Cash Fund 1.38%[13,15]	4,255		2,110	[16]			2,145	–	[17]

Total short-term securities							318,188

Total 9.98%					$(9)	$(61)	$318,188	$640

Private placement securities[5]
	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
QuintoAndar, Ltd., Series E, preferred shares	5/26/2021	$5,258	$4,925	.15%
QuintoAndar, Ltd., Series E-1, preferred shares	12/20/2021	1,716	1,267	.04
Getir BV, Series D, preferred shares	5/27/2021	3,500	4,996	.16
Canva, Inc.	8/26/2021-11/4/2021	656	588	.02
Canva, Inc., Series A, noncumulative preferred shares	11/4/2021	58	52	.00
Canva, Inc., Series A-3, noncumulative preferred shares	11/4/2021	2	1	.00

Total		$11,190	$11,829	.37%

[1]	Security did not produce income during the last 12 months.
[2]

All or a portion of this security was on loan. The total value of all such securities was $14,516,000, which represented ..46% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $15,354,000, which represented .48% of the net assets of the fund.
[4]	Value determined using significant unobservable inputs.
[5]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale.
[6]	Amount less than one thousand.
[7]

Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $23,206,000, which represented .73% of the net assets of the fund.

[8]	Step bond; coupon rate may change at a later date.
[9]	Index-linked bond whose principal amount moves with a government price index.
[10]	Scheduled interest and/or principal payment was not received.
[11]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $56,000, which represented less than .01% of the net assets of the fund.
[12]

Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[13]	Rate represents the seven-day yield at 6/30/2022.
[14]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[15]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[16]	Represents net activity. Refer to Note 5 for more information on securities lending.
[17]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

American Funds Insurance Series	65

New World Fund  (continued)

Key to abbreviations

ADR = American Depositary Receipts

BRL = Brazilian reais

CDI = CREST Depository Interest

CNY = Chinese yuan

DOP = Dominican pesos

EUR = Euros

GBP = British pounds

GDR = Global Depositary Receipts

MXN = Mexican pesos

REIT = Real Estate Investment Trust

SDR = Swedish Depositary Receipts

USD = U.S. dollars

Refer to the notes to financial statements.

66	American Funds Insurance Series

Washington Mutual Investors Fund
Investment portfolio June 30, 2022	unaudited

Common stocks 95.01%		Shares	Value (000)
Health care 21.46%	UnitedHealth Group, Inc.	796,858	$ 409,290
	Pfizer, Inc.	4,842,021	253,867
	CVS Health Corp.	2,048,877	189,849
	Johnson & Johnson	1,035,170	183,753
	Eli Lilly and Company	384,935	124,808
	AbbVie, Inc.	733,883	112,402
	Humana, Inc.	215,320	100,785
	AstraZeneca PLC (ADR)	1,430,241	94,496
	Elevance Health, Inc.	156,459	75,504
	Abbott Laboratories	661,606	71,884
	Cigna Corp.	246,335	64,914
	Gilead Sciences, Inc.	1,033,081	63,855
	Danaher Corp.	202,837	51,423
	Bristol-Myers Squibb Company	534,888	41,187
	GSK PLC (ADR)[1]	620,748	27,021
	Thermo Fisher Scientific, Inc.	39,089	21,236
	Zimmer Biomet Holdings, Inc.	179,120	18,818
	Regeneron Pharmaceuticals, Inc.[2]	26,592	15,719
	Novo Nordisk A/S, Class B (ADR)	136,927	15,258
	Roche Holding AG (ADR)	332,061	13,850
	Molina Healthcare, Inc.[2]	38,989	10,902
	Zoetis, Inc., Class A	50,277	8,642
	Edwards Lifesciences Corp.[2]	85,300	8,111
	Baxter International, Inc.	114,187	7,334
	ResMed, Inc.	27,020	5,664
	Novartis AG (ADR)	54,811	4,633

			1,995,205

Information technology 17.49%	Broadcom, Inc.	995,400	483,575
	Microsoft Corp.	1,863,466	478,594
	Intel Corp.	3,020,637	113,002
	Apple, Inc.	790,361	108,058
	ASML Holding NV (New York registered) (ADR)	136,017	64,728
	Fidelity National Information Services, Inc.	695,919	63,795
	Visa, Inc., Class A	260,973	51,383
	Automatic Data Processing, Inc.	141,598	29,741
	KLA Corp.	92,945	29,657
	Mastercard, Inc., Class A	92,154	29,073
	Paychex, Inc.	227,131	25,863
	Applied Materials, Inc.	266,611	24,256
	SAP SE (ADR)	253,285	22,978
	NetApp, Inc.	291,087	18,991
	TE Connectivity, Ltd.	165,716	18,751
	Motorola Solutions, Inc.	89,048	18,664
	Texas Instruments, Inc.	108,222	16,628
	QUALCOMM, Inc.	85,889	10,972
	Analog Devices, Inc.	51,759	7,562
	EPAM Systems, Inc.[2]	20,114	5,929
	Micron Technology, Inc.	81,603	4,511

			1,626,711

Financials 15.09%	Marsh & McLennan Companies, Inc.	1,348,096	209,292
	CME Group, Inc., Class A	938,805	192,173
	BlackRock, Inc.	172,499	105,059
	Chubb, Ltd.	482,363	94,823
	JPMorgan Chase & Co.	800,597	90,155
	PNC Financial Services Group, Inc.	424,034	66,900
	Discover Financial Services	653,082	61,769
	Wells Fargo & Company	1,358,294	53,204
	Citizens Financial Group, Inc.	1,383,929	49,392

American Funds Insurance Series	67

Washington Mutual Investors Fund  (continued)

Common stocks (continued)		Shares	Value (000)
Financials (continued)	Capital One Financial Corp.	465,273	$ 48,477
	Bank of America Corp.	1,398,611	43,539
	S&P Global, Inc.	123,927	41,771
	Intercontinental Exchange, Inc.	437,688	41,160
	Toronto-Dominion Bank	613,252	40,217
	M&T Bank Corp.	179,930	28,679
	Travelers Companies, Inc.	149,753	25,328
	Nasdaq, Inc.	156,107	23,813
	Bank of Nova Scotia[1]	382,643	22,656
	Apollo Asset Management, Inc.	451,240	21,876
	KeyCorp	1,248,831	21,517
	Aon PLC, Class A	76,913	20,742
	KKR & Co., Inc.	343,773	15,913
	Carlyle Group, Inc.	489,328	15,492
	Truist Financial Corp.	325,043	15,417
	Morgan Stanley	189,430	14,408
	Fifth Third Bancorp	405,156	13,613
	Moody’s Corp.	34,233	9,310
	Everest Re Group, Ltd.	23,395	6,557
	Arthur J. Gallagher & Co.	23,039	3,756
	Charles Schwab Corp.	38,738	2,448
	Progressive Corp.	14,654	1,704
	Blackstone, Inc., nonvoting shares	18,477	1,686

			1,402,846

Industrials 10.08%	Northrop Grumman Corp.	329,943	157,901
	Lockheed Martin Corp.	273,396	117,549
	L3Harris Technologies, Inc.	378,970	91,597
	CSX Corp.	2,723,188	79,136
	Raytheon Technologies Corp.	809,696	77,820
	Caterpillar, Inc.	407,624	72,867
	United Parcel Service, Inc., Class B	382,633	69,846
	Norfolk Southern Corp.	272,217	61,872
	Honeywell International, Inc.	309,349	53,768
	Waste Connections, Inc.	213,382	26,451
	ABB, Ltd. (ADR)	769,666	20,573
	Boeing Company[2]	107,073	14,639
	Huntington Ingalls Industries, Inc.	47,307	10,304
	Republic Services, Inc.	78,273	10,244
	BAE Systems PLC (ADR)	223,315	9,067
	PACCAR, Inc.	108,835	8,961
	HEICO Corp.	59,743	7,833
	Johnson Controls International PLC	161,819	7,748
	Rockwell Automation	37,903	7,554
	Union Pacific Corp.	35,399	7,550
	Air Lease Corp., Class A	168,866	5,645
	Cummins, Inc.	28,357	5,488
	RELX PLC (ADR)	186,041	5,012
	Equifax, Inc.	20,700	3,784
	Carrier Global Corp.	75,148	2,680
	Waste Management, Inc.	11,150	1,706

			937,595

Communication services 6.25%	Comcast Corp., Class A	7,060,959	277,072
	Alphabet, Inc., Class C2	41,812	91,462
	Alphabet, Inc., Class A2	22,411	48,839
	Verizon Communications, Inc.	1,439,159	73,037
	Meta Platforms, Inc., Class A2	203,431	32,803
	Activision Blizzard, Inc.	398,372	31,017

68	American Funds Insurance Series

Washington Mutual Investors Fund  (continued)

Common stocks (continued)		Shares	Value (000)
Communication services (continued)	AT&T, Inc.	1,021,586	$ 21,413
	Electronic Arts, Inc.	36,898	4,489
	Deutsche Telekom AG (ADR)	46,580	928

			581,060

Energy 6.13%	Chevron Corp.	784,607	113,595
	Pioneer Natural Resources Company	441,802	98,557
	Baker Hughes Co., Class A	3,185,578	91,968
	EOG Resources, Inc.	644,611	71,191
	ConocoPhillips	655,015	58,827
	Exxon Mobil Corp.	480,043	41,111
	TC Energy Corp.	687,906	35,641
	Canadian Natural Resources, Ltd.	428,638	23,009
	Coterra Energy, Inc.	659,802	17,016
	Valero Energy Corp.	96,484	10,254
	Enbridge, Inc.	218,229	9,222

			570,391

Consumer discretionary 6.03%	Home Depot, Inc.	583,060	159,916
	YUM! Brands, Inc.	557,887	63,326
	General Motors Company[2]	1,817,415	57,721
	Darden Restaurants, Inc.	491,537	55,603
	VF Corp.	913,081	40,331
	Dollar General Corp.	105,032	25,779
	Wynn Resorts, Ltd.[2]	446,262	25,428
	TJX Companies, Inc.	438,382	24,484
	Target Corp.	165,824	23,419
	Starbucks Corp.	274,185	20,945
	Amazon.com, Inc.[2]	123,804	13,149
	Chipotle Mexican Grill, Inc.[2]	9,251	12,093
	D.R. Horton, Inc.	146,593	9,703
	Royal Caribbean Cruises, Ltd.[2]	242,395	8,462
	NIKE, Inc., Class B	69,525	7,105
	McDonald’s Corp.	21,948	5,419
	Polaris, Inc.	52,835	5,245
	Domino’s Pizza, Inc.	6,418	2,501

			560,629

Consumer staples 5.51%	Archer Daniels Midland Company	1,393,507	108,136
	Nestlé SA (ADR)	576,464	67,095
	Keurig Dr Pepper, Inc.	1,644,363	58,194
	Kraft Heinz Company	1,101,959	42,029
	Procter & Gamble Company	270,452	38,888
	Reckitt Benckiser Group PLC (ADR)[1]	2,220,407	33,817
	Hormel Foods Corp.	601,233	28,474
	General Mills, Inc.	351,211	26,499
	Costco Wholesale Corp.	42,867	20,545
	Mondelez International, Inc.	308,720	19,168
	Conagra Brands, Inc.	424,766	14,544
	Church & Dwight Co., Inc.	154,431	14,310
	Unilever PLC (ADR)	283,070	12,973
	Walgreens Boots Alliance, Inc.	316,943	12,012
	Kimberly-Clark Corp.	59,250	8,008
	Danone (ADR)	694,054	7,732

			512,424

American Funds Insurance Series	69

Washington Mutual Investors Fund  (continued)

Common stocks (continued)		Shares	Value (000)
Utilities 3.01%	Sempra Energy	382,340	$ 57,454
	Constellation Energy Corp.	851,722	48,770
	Entergy Corp.	357,514	40,270
	Exelon Corp.	656,854	29,769
	Evergy, Inc.	394,084	25,714
	CMS Energy Corp.	357,860	24,156
	Public Service Enterprise Group, Inc.	235,300	14,890
	NextEra Energy, Inc.	147,221	11,404
	Edison International	159,615	10,094
	Dominion Energy, Inc.	124,211	9,913
	Xcel Energy, Inc.	110,238	7,800

			280,234

Materials 2.66%	Dow, Inc.	826,397	42,650
	Rio Tinto PLC (ADR)[1]	662,958	40,440
	Linde PLC	132,451	38,084
	LyondellBasell Industries NV	390,543	34,157
	Corteva, Inc.	428,754	23,213
	Nucor Corp.	172,143	17,973
	Air Products and Chemicals, Inc.	66,153	15,909
	Huntsman Corp.	442,172	12,536
	Sherwin-Williams Company	36,847	8,250
	Albemarle Corp.	34,177	7,142
	Celanese Corp.	35,401	4,164
	H.B. Fuller Co.	38,637	2,326

			246,844

Real estate 1.30%	Regency Centers Corp. REIT	716,891	42,519
	Digital Realty Trust, Inc. REIT	309,518	40,185
	Extra Space Storage, Inc. REIT	85,573	14,558
	American Tower Corp. REIT	47,490	12,138
	Boston Properties, Inc. REIT	66,803	5,944
	Alexandria Real Estate Equities, Inc. REIT	38,009	5,512

			120,856

	Total common stocks (cost: $7,598,704,000)		8,834,795

Convertible stocks 0.67%
Information technology 0.34%	Broadcom, Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	21,152	31,794

Health care 0.21%	Becton, Dickinson and Company, Series B, convertible preferred shares, 6.00% 2023[1]	197,800	9,783
	Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 2023[1]	6,821	9,026

			18,809

Utilities 0.07%	NextEra Energy, Inc., convertible preferred units, 5.279% 2023	73,300	3,639
	American Electric Power Company, Inc., convertible preferred units, 6.125% 2023	56,400	3,046

			6,685

Financials 0.05%	KKR & Co., Inc., Series C, convertible preferred shares, 6.00% 2023	79,100	4,625

	Total convertible stocks (cost: $64,933,000)		61,913

70	American Funds Insurance Series

Washington Mutual Investors Fund  (continued)

Short-term securities 4.75%	Shares	Value (000)

Money market investments 4.21%
Capital Group Central Cash Fund 1.38%[3,4]	3,914,264	$391,348

Money market investments purchased with collateral from securities on loan 0.54%
Capital Group Central Cash Fund 1.38%[3,4,5]	141,925	14,189
Goldman Sachs Financial Square Government Fund, Institutional Shares 1.39%[3,5]	7,491,971	7,492
BlackRock Liquidity Funds – FedFund, Institutional Shares 1.32%[3,5]	7,094,818	7,095
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 1.38%[3,5]	7,094,818	7,095
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 1.38%[3,5]	7,094,818	7,095
State Street Institutional U.S. Government Money Market Fund, Institutional Class 1.40%[3,5]	7,094,818	7,095

		50,061

Total short-term securities (cost: $441,464,000)		441,409

Total investment securities 100.43% (cost: $8,105,101,000)		9,338,117
Other assets less liabilities (0.43)%		(39,638)

Net assets 100.00%		$9,298,479

Investments in affiliates[4]

	Value of affiliates at 1/1/2022 (000)	Additions (000)		Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliates at 6/30/2022 (000)	Dividend income (000)

Short-term securities 4.36%
Money market investments 4.21%
Capital Group Central Cash Fund 1.38%[3]	$321,870	$932,368		$862,775	$(19)	$(96)	$391,348	$823

Money market investments purchased with collateral from securities on loan 0.15%
Capital Group Central Cash Fund 1.38%[3,5]	9,273	4,916	[6]				14,189	–	[7]

Total short-term securities							405,537

Total 4.36%					$(19)	$(96)	$405,537	$823

[1]

All or a portion of this security was on loan. The total value of all such securities was $81,124,000, which represented ..87% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

[2]	Security did not produce income during the last 12 months.
[3]	Rate represents the seven-day yield at 6/30/2022.
[4]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[5]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[6]	Represents net activity. Refer to Note 5 for more information on securities lending.
[7]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviation

ADR = American Depositary Receipts

REIT = Real Estate Investment Trust

Refer to the notes to financial statements.

American Funds Insurance Series	71

Capital World Growth and Income Fund

Investment portfolio June 30, 2022	unaudited

Common stocks 94.25%		Shares	Value (000)
Information technology 16.90%	Microsoft Corp.	232,205	$ 59,638
	Broadcom, Inc.	104,687	50,858
	Taiwan Semiconductor Manufacturing Company, Ltd.	2,850,800	45,638
	ASML Holding NV	47,460	22,672
	Tokyo Electron, Ltd.	55,100	17,990
	Apple, Inc.	117,010	15,998
	EPAM Systems, Inc.[1]	42,721	12,593
	Accenture PLC, Class A	25,447	7,065
	Micron Technology, Inc.	123,659	6,836
	Mastercard, Inc., Class A	16,110	5,082
	Capgemini SE	24,354	4,171
	Delta Electronics, Inc.	478,000	3,561
	Logitech International SA	68,047	3,555
	SK hynix, Inc.	48,181	3,377
	Fujitsu, Ltd.	25,800	3,226
	Hexagon AB, Class B	269,199	2,796
	Applied Materials, Inc.	30,672	2,790
	Keyence Corp.	7,700	2,632
	OBIC Co., Ltd.	15,800	2,235
	Ceridian HCM Holding, Inc.[1]	39,542	1,862
	MediaTek, Inc.	85,000	1,861
	Worldline SA, non-registered shares[1]	44,279	1,642
	TE Connectivity, Ltd.	13,769	1,558
	ServiceNow, Inc.[1]	3,204	1,524
	Microchip Technology, Inc.	24,738	1,437
	DocuSign, Inc.[1]	23,514	1,349
	Advanced Micro Devices, Inc.[1]	17,101	1,308
	Zscaler, Inc.[1]	7,768	1,161
	GlobalWafers Co., Ltd.	71,000	1,082
	PagSeguro Digital, Ltd., Class A1	93,201	954
	Snowflake, Inc., Class A1	6,444	896
	Nomura Research Institute, Ltd.	28,600	761
	RingCentral, Inc., Class A1	12,898	674
	SS&C Technologies Holdings, Inc.	10,174	591
	Atlassian Corp. PLC, Class A1	2,187	410
	Adobe, Inc.[1]	1,019	373
	Shopify, Inc., Class A, subordinate voting shares[1]	2,620	82

			292,238

Financials 14.33%	Zurich Insurance Group AG	45,107	19,618
	Kotak Mahindra Bank, Ltd.	870,564	18,311
	Toronto-Dominion Bank (CAD denominated)	226,171	14,831
	AIA Group, Ltd.	1,325,999	14,372
	CME Group, Inc., Class A	69,452	14,217
	JPMorgan Chase & Co.	92,208	10,384
	ING Groep NV	1,015,415	10,036
	HDFC Bank, Ltd.	433,439	7,398
	HDFC Bank, Ltd. (ADR)	15,384	846
	Wells Fargo & Company	201,199	7,881
	DNB Bank ASA	415,741	7,452
	Ping An Insurance (Group) Company of China, Ltd., Class H	1,058,500	7,197
	B3 SA-Brasil, Bolsa, Balcao	3,340,070	6,995
	KBC Groep NV	124,391	6,979
	PNC Financial Services Group, Inc.	40,788	6,435
	Nasdaq, Inc.	38,692	5,902
	HDFC Life Insurance Company, Ltd.	706,444	4,920
	Intercontinental Exchange, Inc.	50,696	4,767
	Chubb, Ltd.	23,999	4,718
	Aon PLC, Class A	16,274	4,389
	Lufax Holding, Ltd. (ADR)	723,447	4,341
	Discover Financial Services	45,734	4,325

72	American Funds Insurance Series

Capital World Growth and Income Fund  (continued)

Common stocks (continued)		Shares	Value (000)
Financials (continued)	American International Group, Inc.	78,621	$ 4,020
	Hong Kong Exchanges and Clearing, Ltd.	76,300	3,753
	Fifth Third Bancorp	98,490	3,309
	S&P Global, Inc.	9,704	3,271
	China Merchants Bank Co., Ltd., Class H	402,000	2,690
	China Merchants Bank Co., Ltd., Class A1	86,187	543
	Citigroup, Inc.	63,268	2,910
	Blackstone, Inc., nonvoting shares	27,530	2,512
	Macquarie Group, Ltd.	20,305	2,306
	Berkshire Hathaway, Inc., Class B1	8,401	2,294
	Morgan Stanley	25,627	1,949
	China Pacific Insurance (Group) Co., Ltd., Class H	782,000	1,911
	AXA SA	83,131	1,887
	Legal & General Group PLC	644,377	1,879
	Moody’s Corp.	6,865	1,867
	Banco Santander, SA	642,643	1,810
	BNP Paribas SA	35,932	1,708
	Postal Savings Bank of China Co., Ltd., Class H	2,145,000	1,703
	Fairfax Financial Holdings, Ltd., subordinate voting shares	3,119	1,653
	Power Corporation of Canada, subordinate voting shares	63,342	1,630
	FinecoBank SpA	134,386	1,608
	Apollo Asset Management, Inc.	32,705	1,586
	National Bank of Canada[2]	22,477	1,475
	Blue Owl Capital, Inc., Class A	142,699	1,431
	MSCI, Inc.	3,392	1,398
	Tryg A/S	57,214	1,285
	Tradeweb Markets, Inc., Class A	18,072	1,233
	Marsh & McLennan Companies, Inc.	7,865	1,221
	East Money Information Co., Ltd., Class A	306,800	1,164
	XP, Inc., Class A1	61,520	1,105
	Bajaj Finance, Ltd.	15,050	1,029
	Aegon NV2	196,376	849
	Swedbank AB, Class A	47,850	605
	Sberbank of Russia PJSC[1,3,4,5]	3,196,952	–	[6]

			247,908

Health care 13.20%	UnitedHealth Group, Inc.	67,543	34,692
	Abbott Laboratories	251,978	27,377
	Eli Lilly and Company	50,969	16,526
	Thermo Fisher Scientific, Inc.	22,955	12,471
	Pfizer, Inc.	216,083	11,329
	Novartis AG	126,639	10,725
	Centene Corp.[1]	111,784	9,458
	Daiichi Sankyo Company, Ltd.	355,000	8,993
	Amgen, Inc.	36,646	8,916
	AstraZeneca PLC	64,835	8,524
	Siemens Healthineers AG	158,547	8,057
	Gilead Sciences, Inc.	119,653	7,396
	Stryker Corp.	33,705	6,705
	Sanofi	65,965	6,660
	PerkinElmer, Inc.	42,073	5,984
	Olympus Corp.	222,100	4,463
	Medtronic PLC	44,519	3,996
	Vertex Pharmaceuticals, Inc.[1]	10,765	3,033
	Bayer AG	50,506	3,002
	Novo Nordisk A/S, Class B	22,508	2,496
	Zoetis, Inc., Class A	11,722	2,015
	Insulet Corp.[1]	8,893	1,938
	ResMed, Inc.	8,919	1,870
	Cigna Corp.	6,882	1,813
	Carl Zeiss Meditec AG, non-registered shares	15,068	1,798

American Funds Insurance Series	73

Capital World Growth and Income Fund  (continued)

Common stocks (continued)		Shares	Value (000)
Health care (continued)	Baxter International, Inc.	26,428	$ 1,697
	Alcon, Inc.	22,793	1,592
	AbbVie, Inc.	10,300	1,578
	DexCom, Inc.[1]	20,784	1,549
	Chugai Pharmaceutical Co., Ltd.[2]	60,300	1,542
	Intuitive Surgical, Inc.[1]	7,543	1,514
	Guardant Health, Inc.[1]	33,985	1,371
	Merck KGaA	7,118	1,201
	Rede D’Or Sao Luiz SA	199,176	1,103
	Edwards Lifesciences Corp.[1]	11,385	1,083
	GSK PLC	37,032	796
	Boston Scientific Corp.[1]	19,572	729
	CSL, Ltd.	3,803	706
	M3, Inc.	21,100	606
	Agilon Health, Inc.[1]	19,961	436
	CVS Health Corp.	3,377	313
	Molina Healthcare, Inc.[1]	1,089	304
	EUROAPI[1]	2,830	45

			228,402

Industrials 10.63%	Airbus SE, non-registered shares	169,970	16,467
	General Electric Co.	251,069	15,986
	BAE Systems PLC	1,271,586	12,851
	Lockheed Martin Corp.	26,519	11,402
	Carrier Global Corp.	278,413	9,928
	CSX Corp.	325,955	9,472
	Raytheon Technologies Corp.	97,001	9,323
	Safran SA	70,335	6,944
	L3Harris Technologies, Inc.	28,606	6,914
	Deere & Company	22,511	6,741
	Caterpillar, Inc.	32,626	5,832
	LIXIL Corp.	298,500	5,588
	Melrose Industries PLC	2,468,805	4,499
	RELX PLC	124,070	3,362
	RELX PLC (ADR)	15,132	408
	VINCI SA	42,274	3,764
	Recruit Holdings Co., Ltd.	120,034	3,534
	Bureau Veritas SA	130,728	3,350
	Compagnie de Saint-Gobain SA, non-registered shares	75,890	3,256
	TransDigm Group, Inc.[1]	5,974	3,206
	Siemens AG	30,571	3,110
	Johnson Controls International PLC	55,955	2,679
	Bunzl PLC	71,427	2,364
	Brenntag SE	36,308	2,363
	ManpowerGroup, Inc.	30,899	2,361
	Canadian Pacific Railway, Ltd.	33,610	2,347
	Eiffage SA	23,538	2,118
	Schneider Electric SE	16,584	1,962
	Boeing Company[1]	13,627	1,863
	Thales SA	14,997	1,840
	Daikin Industries, Ltd.	11,200	1,795
	ASSA ABLOY AB, Class B	80,154	1,703
	Ritchie Bros. Auctioneers, Inc.	26,122	1,700
	Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	406,700	1,670
	BayCurrent Consulting, Inc.	5,700	1,517
	Waste Connections, Inc.	11,989	1,486
	Nidec Corp.	21,900	1,353
	SMC Corp.	2,900	1,292
	Rockwell Automation	5,363	1,069
	ACS Actividades de Construcción y Servicios SA	43,545	1,056
	Adecco Group AG	30,464	1,035

74	American Funds Insurance Series

Capital World Growth and Income Fund  (continued)

Common stocks (continued)		Shares	Value (000)
Industrials (continued)	Atlas Copco AB, Class B	91,684	$ 767
	Interpump Group SpA	16,870	643
	Honeywell International, Inc.	1,774	308
	International Consolidated Airlines Group SA (CDI)[1,2]	221,732	291
	Otis Worldwide Corp.	4,082	288
	Ryanair Holdings PLC (ADR)[1]	1,400	94

			183,901

Consumer discretionary 8.99%	LVMH Moët Hennessy-Louis Vuitton SE	41,387	25,229
	Home Depot, Inc.	69,134	18,961
	General Motors Company[1]	395,836	12,572
	Amazon.com, Inc.[1]	110,370	11,722
	Rivian Automotive, Inc., Class A1,2	238,652	6,143
	Stellantis NV	491,644	6,072
	Midea Group Co., Ltd., Class A	608,297	5,488
	Sony Group Corp.	66,700	5,454
	Booking Holdings, Inc.[1]	2,932	5,128
	Marriott International, Inc., Class A	35,169	4,783
	Flutter Entertainment PLC[1]	46,266	4,678
	Cie. Financière Richemont SA, Class A	42,168	4,490
	Restaurant Brands International, Inc. (CAD denominated)[2]	74,819	3,753
	Restaurant Brands International, Inc.	12,226	613
	Shimano, Inc.	20,200	3,412
	Chipotle Mexican Grill, Inc.[1]	2,186	2,858
	Industria de Diseño Textil, SA	121,254	2,743
	Astra International Tbk PT	5,952,600	2,647
	Evolution AB	26,108	2,374
	Sands China, Ltd.[1]	916,400	2,186
	MercadoLibre, Inc.[1]	3,315	2,111
	Pan Pacific International Holdings Corp.	124,500	1,987
	YUM! Brands, Inc.	17,358	1,970
	InterContinental Hotels Group PLC	37,148	1,967
	EssilorLuxottica	12,617	1,890
	NIKE, Inc., Class B	18,444	1,885
	Darden Restaurants, Inc.	14,188	1,605
	Royal Caribbean Cruises, Ltd.[1]	44,462	1,552
	Target Corp.	10,079	1,424
	Taylor Wimpey PLC	927,507	1,317
	Tesla, Inc.[1]	1,844	1,242
	Kindred Group PLC (SDR)	136,247	1,133
	Shenzhou International Group Holdings, Ltd.	93,000	1,127
	Kering SA	1,760	904
	Wynn Macau, Ltd.[1]	942,000	640
	Dollar Tree Stores, Inc.[1]	2,864	446
	Aristocrat Leisure, Ltd.	11,992	285
	Entain PLC[1]	17,337	263
	JD.com, Inc., Class A	6,747	217
	Airbnb, Inc., Class A1	2,134	190
	Cazoo Group, Ltd., Class A1	63,213	46

			155,507

Consumer staples 7.59%	Philip Morris International, Inc.	283,405	27,983
	Nestlé SA	128,106	14,954
	Keurig Dr Pepper, Inc.	375,742	13,298
	British American Tobacco PLC	248,143	10,631
	British American Tobacco PLC (ADR)	6,936	298
	Kweichow Moutai Co., Ltd., Class A	31,900	9,745
	Kroger Co.	177,589	8,405
	Ocado Group PLC[1]	843,207	8,019
	Bunge, Ltd.	51,771	4,695

American Funds Insurance Series	75

Capital World Growth and Income Fund  (continued)

Common stocks (continued)		Shares	Value (000)
Consumer staples (continued)	Imperial Brands PLC	200,059	$ 4,471
	Danone SA	72,028	4,020
	Heineken NV	34,303	3,128
	Treasury Wine Estates, Ltd.	396,969	3,110
	Inner Mongolia Yili Industrial Group Co., Ltd., Class A	527,800	3,071
	Arca Continental, SAB de CV	440,180	2,900
	Seven & i Holdings Co., Ltd.	64,700	2,512
	Altria Group, Inc.	58,835	2,458
	Constellation Brands, Inc., Class A	9,529	2,221
	ITC, Ltd.	614,263	2,127
	Varun Beverages, Ltd.	185,051	1,852
	Ajinomoto Co., Inc.	55,600	1,352

			131,250

Energy 6.20%	Canadian Natural Resources, Ltd. (CAD denominated)	483,954	26,006
	EOG Resources, Inc.	94,807	10,470
	TotalEnergies SE	179,680	9,484
	Baker Hughes Co., Class A	298,859	8,628
	ConocoPhillips	66,573	5,979
	TC Energy Corp. (CAD denominated)	104,163	5,396
	Reliance Industries, Ltd.[1]	149,117	4,901
	Tourmaline Oil Corp.	92,483	4,809
	BP PLC	975,459	4,611
	Cenovus Energy, Inc. (CAD denominated)	216,254	4,114
	Shell PLC (GBP denominated)	155,689	4,044
	Aker BP ASA (SDR)[3]	67,333	2,338
	Aker BP ASA[2]	37,369	1,298
	Woodside Energy Group, Ltd.	120,486	2,648
	Woodside Energy Group, Ltd. (CDI)[1]	37,623	797
	Suncor Energy, Inc.	84,929	2,980
	Var Energi ASA	756,669	2,970
	Halliburton Company	94,296	2,957
	Cameco Corp.	130,751	2,749
	Orron Energy AB	62,313	43
	Gazprom PJSC (ADR)[3,4]	1,124,152	–	[6]

			107,222

Materials 6.17%	Vale SA, ordinary nominative shares	1,617,361	23,660
	Vale SA, ordinary nominative shares (ADR)	910,365	13,319
	Fortescue Metals Group, Ltd.	1,279,107	15,477
	Rio Tinto PLC	254,680	15,242
	Linde PLC	20,404	5,867
	Freeport-McMoRan, Inc.	188,466	5,514
	BHP Group, Ltd. (CDI)	142,026	3,971
	Barrick Gold Corp. (CAD denominated)[2]	127,238	2,250
	Barrick Gold Corp.	89,841	1,589
	Albemarle Corp.	11,592	2,422
	Air Liquide SA, non-registered shares	16,503	2,216
	Dow, Inc.	42,130	2,174
	HeidelbergCement AG	43,833	2,106
	Shin-Etsu Chemical Co., Ltd.	17,300	1,951
	Amcor PLC (CDI)	154,993	1,930
	Evonik Industries AG	86,135	1,838
	CRH PLC	45,078	1,559
	First Quantum Minerals, Ltd.	65,205	1,237
	Koninklijke DSM NV	6,143	883

76	American Funds Insurance Series

Capital World Growth and Income Fund  (continued)

Common stocks (continued)		Shares	Value (000)
Materials (continued)	Lynas Rare Earths, Ltd.[1]	129,901	$ 783
	Anglo American Platinum, Ltd.	4,725	414
	Akzo Nobel NV	5,299	348

			106,750

Communication services 5.39%	Alphabet, Inc., Class C1	12,258	26,814
	Alphabet, Inc., Class A1	5,301	11,552
	Comcast Corp., Class A	340,637	13,367
	Netflix, Inc.[1]	38,683	6,764
	NetEase, Inc.	354,500	6,510
	Meta Platforms, Inc., Class A1	39,178	6,317
	SoftBank Corp.	553,985	6,151
	Universal Music Group NV	141,985	2,847
	Bharti Airtel, Ltd.[1]	196,064	1,700
	Bharti Airtel, Ltd., interim shares[1]	13,994	54
	Tencent Holdings, Ltd.	36,900	1,667
	Nippon Telegraph and Telephone Corp.	56,400	1,620
	Deutsche Telekom AG	76,322	1,515
	Take-Two Interactive Software, Inc.[1]	12,130	1,486
	Omnicom Group, Inc.	22,926	1,458
	Publicis Groupe SA	27,032	1,322
	Singapore Telecommunications, Ltd.	468,700	854
	ITV PLC	1,034,699	822
	SoftBank Group Corp.	9,100	351
	Yandex NV, Class A1,3,4	151,598	–	[6]

			93,171

Utilities 2.92%	National Grid PLC	541,460	6,934
	DTE Energy Company	52,656	6,674
	China Resources Gas Group, Ltd.	1,196,632	5,574
	Iberdrola, SA, non-registered shares	505,184	5,239
	E.ON SE	427,621	3,589
	Edison International	53,709	3,396
	PG&E Corp.[1]	330,808	3,301
	Engie SA	238,699	2,743
	Engie SA, bonus shares[3]	41,586	478
	NextEra Energy, Inc.	38,313	2,968
	Enel SpA	481,112	2,632
	Power Grid Corporation of India, Ltd.	681,829	1,829
	Endesa, SA	71,889	1,356
	AES Corp.	47,865	1,006
	Exelon Corp.	21,703	984
	Constellation Energy Corp.	16,138	924
	Public Service Enterprise Group, Inc.	14,569	922

			50,549

Real estate 1.93%	Longfor Group Holdings, Ltd.	1,549,500	7,316
	Crown Castle International Corp. REIT	40,669	6,848
	VICI Properties, Inc. REIT	154,395	4,600
	American Tower Corp. REIT	12,850	3,284
	Country Garden Services Holdings Co., Ltd.	456,968	2,035
	Americold Realty Trust, Inc.	65,356	1,963
	W. P. Carey, Inc. REIT	22,705	1,881
	China Resources Mixc Lifestyle Services, Ltd.	344,000	1,706
	Equinix, Inc. REIT	2,143	1,408

American Funds Insurance Series	77

Capital World Growth and Income Fund  (continued)

Common stocks (continued)		Shares	Value (000)
Real estate (continued)	Boston Properties, Inc. REIT	10,901	$ 970
	Sun Hung Kai Properties, Ltd.	63,000	744
	Iron Mountain, Inc. REIT	11,618	566

			33,321

	Total common stocks (cost: $1,481,441,000)		1,630,219

Preferred securities 0.46%
Consumer discretionary 0.39%	Volkswagen AG, nonvoting preferred shares	50,187	6,701

Health care 0.05%	Grifols, SA, Class B, nonvoting non-registered preferred shares[1]	70,967	839

Financials 0.02%	Fannie Mae, Series S, 8.25% noncumulative preferred shares[1]	58,870	205
	Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares[1,2]	61,516	204

			409

	Total preferred securities (cost: $13,625,000)		7,949

Convertible stocks 0.14%
Information technology 0.14%	Broadcom, Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	1,566	2,354

	Total convertible stocks (cost: $2,438,000)		2,354

Convertible bonds & notes 0.06%		Principal amount (000)
Communication services 0.06%	Sea, Ltd., convertible notes, 2.375% 2025	USD952	1,058

	Total convertible bonds & notes (cost: $2,437,000)		1,058

Bonds, notes & other debt instruments 0.33%

Corporate bonds, notes & loans 0.27%
Health care 0.14%	Teva Pharmaceutical Finance Co. BV 6.00% 2024	1,600	1,580
	Teva Pharmaceutical Finance Co. BV 3.15% 2026	1,100	905

			2,485

Consumer discretionary 0.06%	General Motors Company 5.40% 2023	300	305
	Royal Caribbean Cruises, Ltd. 11.50% 2025[5]	477	491
	Royal Caribbean Cruises, Ltd. 5.50% 2028[5]	275	192

			988

Energy 0.04%	TransCanada PipeLines, Ltd. 5.10% 2049	800	792

Financials 0.03%	Lloyds Banking Group PLC 3.369% 2046[7]	709	504

	Total corporate bonds, notes & loans		4,769

78	American Funds Insurance Series

Capital World Growth and Income Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Bonds & notes of governments & government agencies outside the U.S. 0.06%
United Mexican States, Series M, 8.00% 2023	MXN20,000	$ 976

Total bonds, notes & other debt instruments (cost: $6,398,000)		5,745

Short-term securities 5.37%	Shares

Money market investments 4.57%
Capital Group Central Cash Fund 1.38%[8,9]	790,171	79,001

Money market investments purchased with collateral from securities on loan 0.80%
Capital Group Central Cash Fund 1.38%[8,9,10]	39,384	3,937
Goldman Sachs Financial Square Government Fund, Institutional Shares 1.39%[8,10]	2,079,009	2,079
BlackRock Liquidity Funds – FedFund, Institutional Shares 1.32%[8,10]	1,968,799	1,969
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 1.38%[8,10]	1,968,799	1,969
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 1.38%[8,10]	1,968,800	1,969
State Street Institutional U.S. Government Money Market Fund, Institutional Class 1.40%[8,10]	1,968,800	1,968

		13,891

Total short-term securities (cost: $92,900,000)		92,892

Total investment securities 100.61% (cost: $1,599,239,000)		1,740,217
Other assets less liabilities (0.61)%		(10,617)

Net assets 100.00%		$1,729,600

Investments in affiliates[9]

	Value of affiliates at 1/1/2022 (000)	Additions (000)		Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliates at 6/30/2022 (000)	Dividend income (000)

Short-term securities 4.80%
Money market investments 4.57%
Capital Group Central Cash Fund 1.38%[8]	$12,989	$285,710		$219,678	$(13)	$(7)	$79,001	$172

Money market investments purchased with collateral from securities on loan 0.23%
Capital Group Central Cash Fund 1.38%[8,10]	293	3,644	[11]				3,937	–	[12]

Total short-term securities							82,938

Total 4.80%					$(13)	$(7)	$82,938	$172

American Funds Insurance Series	79

Capital World Growth and Income Fund (continued)

[1]	Security did not produce income during the last 12 months.
[2]

All or a portion of this security was on loan. The total value of all such securities was $16,355,000, which represented ..95% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $2,816,000, which represented .16% of the net assets of the fund.
[4]	Value determined using significant unobservable inputs.
[5]

Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $683,000, which represented .04% of the net assets of the fund.

[6]	Amount less than one thousand.
[7]

Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[8]	Rate represents the seven-day yield at 6/30/2022.
[9]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[10]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[11]	Represents net activity. Refer to Note 5 for more information on securities lending.
[12]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

CDI = CREST Depository Interest

GBP = British pounds

MXN = Mexican pesos

REIT = Real Estate Investment Trust

SDR = Swedish Depositary Receipts

USD = U.S. dollars

Refer to the notes to financial statements.

80	American Funds Insurance Series

Growth-Income Fund
Investment portfolio June 30, 2022	unaudited

Common stocks 90.60%		Shares	Value (000)

Information technology 19.81%	Microsoft Corp.	7,427,783	$1,907,678
	Broadcom, Inc.	1,996,843	970,086
	Mastercard, Inc., Class A	1,425,952	449,859
	Apple, Inc.	2,742,000	374,886
	Visa, Inc., Class A	1,346,541	265,120
	Taiwan Semiconductor Manufacturing Company, Ltd.	13,692,000	219,194
	ASML Holding NV	290,068	138,568
	ASML Holding NV (New York registered) (ADR)	137,293	65,335
	Automatic Data Processing, Inc.	845,000	177,484
	Accenture PLC, Class A	625,335	173,624
	ServiceNow, Inc.[1]	280,858	133,554
	Concentrix Corp.	904,367	122,668
	Applied Materials, Inc.	1,300,400	118,310
	Fidelity National Information Services, Inc.	1,268,981	116,327
	Global Payments, Inc.	973,628	107,722
	GoDaddy, Inc., Class A1	1,402,444	97,554
	KLA Corp.	301,000	96,043
	FleetCor Technologies, Inc.[1]	420,507	88,353
	Euronet Worldwide, Inc.[1]	763,602	76,811
	Intel Corp.	1,931,884	72,272
	QUALCOMM, Inc.	564,911	72,162
	Micron Technology, Inc.	1,140,549	63,050
	Analog Devices, Inc.	398,402	58,203
	TELUS International (Cda), Inc., subordinate voting shares[1]	2,302,991	57,736
	Adobe, Inc.[1]	143,116	52,389
	Cognizant Technology Solutions Corp., Class A	760,350	51,316
	MKS Instruments, Inc.	481,000	49,365
	Fiserv, Inc.[1]	536,700	47,750
	Texas Instruments, Inc.	308,278	47,367
	Datadog, Inc., Class A1	365,800	34,839
	Snowflake, Inc., Class A1	225,042	31,294
	Atlassian Corp. PLC, Class A1	141,050	26,433
	Trimble, Inc.[1]	443,800	25,842
	Dye & Durham, Ltd.[2]	1,322,100	22,340
	Lam Research Corp.	50,039	21,324
	Block, Inc., Class A1	301,422	18,525
	Ceridian HCM Holding, Inc.[1]	350,352	16,495
	Paychex, Inc.	127,131	14,476
	VeriSign, Inc.[1]	61,000	10,207

			6,492,561

Health care 12.99%	UnitedHealth Group, Inc.	2,233,644	1,147,267
	Abbott Laboratories	6,014,324	653,456
	AbbVie, Inc.	3,041,423	465,824
	Novo Nordisk A/S, Class B	2,341,449	259,694
	Humana, Inc.	535,731	250,760
	Elevance Health, Inc.	465,299	224,544
	AstraZeneca PLC	1,209,323	158,988
	AstraZeneca PLC (ADR)	721,200	47,649
	Thermo Fisher Scientific, Inc.	301,203	163,638
	Bristol-Myers Squibb Company	1,859,278	143,164
	PerkinElmer, Inc.	769,600	109,452
	Pfizer, Inc.	2,030,169	106,442
	GSK PLC	4,812,300	103,429
	Seagen, Inc.[1]	432,135	76,462
	Medtronic PLC	764,000	68,569
	Eli Lilly and Company	180,974	58,677
	Royalty Pharma PLC, Class A	1,170,161	49,194
	Edwards Lifesciences Corp.[1]	317,059	30,149
	Stryker Corp.	148,897	29,620
	Roche Holding AG, nonvoting non-registered shares	85,502	28,531

American Funds Insurance Series	81

Growth-Income Fund  (continued)

Common stocks (continued)		Shares	Value (000)

Health care (continued)	Horizon Therapeutics PLC[1]	318,690	$ 25,419
	Zimmer Biomet Holdings, Inc.	171,174	17,984
	NovoCure, Ltd.[1]	193,600	13,455
	Zoetis, Inc., Class A	68,400	11,757
	Vir Biotechnology, Inc.[1]	258,400	6,581
	Guardant Health, Inc.[1]	146,925	5,927

			4,256,632

Industrials 12.17%	Raytheon Technologies Corp.	7,634,279	733,731
	General Electric Co.	5,898,742	375,573
	Northrop Grumman Corp.	633,267	303,063
	TFI International, Inc.	2,669,105	214,276
	Carrier Global Corp.	5,749,143	205,014
	Woodward, Inc.	2,204,500	203,894
	General Dynamics Corp.	848,975	187,836
	Waste Connections, Inc.	1,425,463	176,700
	TransDigm Group, Inc.[1]	302,520	162,353
	Airbus SE, non-registered shares	1,617,590	156,717
	L3Harris Technologies, Inc.	607,462	146,824
	BWX Technologies, Inc.	2,159,505	118,967
	Norfolk Southern Corp.	482,759	109,726
	Old Dominion Freight Line, Inc.	397,800	101,948
	Waste Management, Inc.	625,300	95,658
	ITT, Inc.	1,244,379	83,672
	Equifax, Inc.	424,308	77,555
	Lockheed Martin Corp.	180,000	77,393
	Honeywell International, Inc.	409,067	71,100
	Air Lease Corp., Class A	2,097,300	70,113
	United Airlines Holdings, Inc.[1]	1,810,598	64,131
	United Rentals, Inc.[1]	256,000	62,185
	Fortive Corp.	1,085,000	59,002
	Safran SA	539,713	53,285
	CSX Corp.	1,350,000	39,231
	Cummins, Inc.	100,000	19,353
	Otis Worldwide Corp.	268,100	18,947

			3,988,247

Communication services 9.54%	Alphabet, Inc., Class C1	313,067	684,818
	Alphabet, Inc., Class A1	281,863	614,253
	Meta Platforms, Inc., Class A1	3,574,586	576,402
	Comcast Corp., Class A	13,245,788	519,765
	Netflix, Inc.[1]	1,632,923	285,549
	Charter Communications, Inc., Class A1	429,912	201,427
	Electronic Arts, Inc.	1,168,000	142,087
	Tencent Holdings, Ltd.	1,782,100	80,488
	Take-Two Interactive Software, Inc.[1]	178,984	21,931

			3,126,720

Financials 9.29%	JPMorgan Chase & Co.	3,311,830	372,945
	Chubb, Ltd.	1,451,726	285,380
	Marsh & McLennan Companies, Inc.	1,709,201	265,353
	PNC Financial Services Group, Inc.	1,341,714	211,682
	Arthur J. Gallagher & Co.	1,189,650	193,961
	BlackRock, Inc.	258,532	157,456
	Aon PLC, Class A	527,512	142,259
	Nasdaq, Inc.	912,520	139,196
	Morgan Stanley	1,592,297	121,110
	American International Group, Inc.	2,047,230	104,675
	Signature Bank	529,521	94,896

82	American Funds Insurance Series

Growth-Income Fund  (continued)

Common stocks (continued)		Shares	Value (000)
Financials (continued)	Moody’s Corp.	327,321	$ 89,022
	KeyCorp	4,886,953	84,202
	B3 SA-Brasil, Bolsa, Balcao	39,829,500	83,412
	Berkshire Hathaway, Inc., Class B1	285,000	77,811
	S&P Global, Inc.	228,138	76,896
	Charles Schwab Corp.	1,145,212	72,355
	Webster Financial Corp.	1,701,139	71,703
	State Street Corp.	1,077,260	66,413
	Power Corporation of Canada, subordinate voting shares[2]	2,293,100	59,002
	Bank of America Corp.	1,891,332	58,877
	Blue Owl Capital, Inc., Class A2	4,369,165	43,823
	MSCI, Inc.	98,300	40,514
	Discover Financial Services	363,743	34,403
	TPG, Inc., Class A2	1,347,552	32,220
	SVB Financial Group[1]	67,100	26,504
	Citizens Financial Group, Inc.	728,750	26,009
	Principal Financial Group, Inc.	140,880	9,409
	CME Group, Inc., Class A	5,500	1,126

			3,042,614

Consumer discretionary 7.95%	Amazon.com, Inc.[1]	7,241,191	769,087
	General Motors Company[1]	8,736,000	277,455
	Dollar Tree Stores, Inc.[1]	1,279,006	199,333
	Home Depot, Inc.	658,461	180,596
	Hilton Worldwide Holdings, Inc.	1,337,320	149,031
	Wyndham Hotels & Resorts, Inc.	1,842,940	121,118
	Royal Caribbean Cruises, Ltd.[1]	2,814,603	98,258
	Dollar General Corp.	335,615	82,373
	InterContinental Hotels Group PLC	1,396,700	73,959
	Lear Corp.	569,068	71,640
	Chipotle Mexican Grill, Inc.[1]	53,110	69,429
	Kering SA	101,695	52,231
	Rivian Automotive, Inc., Class A1,2	1,838,450	47,322
	McDonald’s Corp.	186,000	45,920
	Ford Motor Co.	3,848,000	42,828
	Starbucks Corp.	524,000	40,028
	Aptiv PLC[1]	427,399	38,068
	CarMax, Inc.[1]	379,600	34,346
	Darden Restaurants, Inc.	296,000	33,484
	Airbnb, Inc., Class A1	350,000	31,178
	D.R. Horton, Inc.	457,091	30,255
	Burlington Stores, Inc.[1]	201,000	27,382
	VF Corp.	555,000	24,514
	Norwegian Cruise Line Holdings, Ltd.[1,2]	2,047,967	22,773
	YUM! Brands, Inc.	196,630	22,320
	NVR, Inc.[1]	5,298	21,214

			2,606,142

Consumer staples 5.36%	Philip Morris International, Inc.	6,790,089	670,453
	British American Tobacco PLC	9,433,859	404,174
	Keurig Dr Pepper, Inc.	5,314,367	188,075
	General Mills, Inc.	1,378,800	104,030
	Molson Coors Beverage Company, Class B, restricted voting shares	1,620,313	88,323
	Mondelez International, Inc.	1,332,847	82,757
	Anheuser-Busch InBev SA/NV	1,339,531	72,097
	Archer Daniels Midland Company	540,100	41,912
	Bunge, Ltd.	388,852	35,265

American Funds Insurance Series	83

Growth-Income Fund  (continued)

Common stocks (continued)		Shares	Value (000)
Consumer staples (continued)	Procter & Gamble Company	180,677	$ 25,980
	Kraft Heinz Company	567,200	21,633
	Constellation Brands, Inc., Class A	91,971	21,435

			1,756,134

Energy 5.16%	Canadian Natural Resources, Ltd. (CAD denominated)	7,047,400	378,705
	ConocoPhillips	3,413,983	306,610
	Chevron Corp.	2,053,300	297,277
	EOG Resources, Inc.	2,040,378	225,339
	Baker Hughes Co., Class A	6,585,624	190,127
	TC Energy Corp. (CAD denominated)[2]	1,821,019	94,333
	Equitrans Midstream Corp.	10,215,807	64,973
	Exxon Mobil Corp.	660,220	56,541
	Suncor Energy, Inc.	1,451,133	50,911
	Halliburton Company	738,400	23,156
	Weatherford International[1]	100,000	2,117

			1,690,089

Utilities 3.17%	PG&E Corp.[1]	24,316,996	242,684
	Edison International	1,947,800	123,179
	Entergy Corp.	963,500	108,529
	CenterPoint Energy, Inc.	2,840,104	84,010
	Constellation Energy Corp.	1,414,838	81,014
	Sempra Energy	510,000	76,638
	Enel SpA	12,931,498	70,739
	AES Corp.	2,803,707	58,906
	DTE Energy Company	401,000	50,827
	CMS Energy Corp.	729,800	49,261
	NextEra Energy, Inc.	460,000	35,632
	Exelon Corp.	643,766	29,175
	Evergy, Inc.	418,980	27,338

			1,037,932

Materials 2.95%	Linde PLC	1,000,332	287,626
	Vale SA, ordinary nominative shares (ADR)	8,009,475	117,179
	Vale SA, ordinary nominative shares	3,404,848	49,809
	LyondellBasell Industries NV	1,735,980	151,829
	Celanese Corp.	779,474	91,674
	Freeport-McMoRan, Inc.	2,382,960	69,725
	Corteva, Inc.	908,750	49,200
	Sherwin-Williams Company	196,181	43,927
	Barrick Gold Corp.	2,373,000	41,978
	Allegheny Technologies, Inc.[1]	1,769,447	40,184
	Albemarle Corp.	112,161	23,439

			966,570

Real estate 2.21%	VICI Properties, Inc. REIT	12,137,342	361,571
	Equinix, Inc. REIT	298,158	195,896
	Crown Castle International Corp. REIT	864,782	145,612
	Digital Realty Trust, Inc. REIT	160,000	20,773

			723,852

	Total common stocks (cost: $20,458,974,000)		29,687,493

84	American Funds Insurance Series

Growth-Income Fund  (continued)

Convertible stocks 1.19%		Shares	Value (000)
Health care 0.50%	Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 2023[2]	123,957	$ 164,021

Information technology 0.47%	Broadcom, Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	102,783	154,498

Consumer discretionary 0.12%	Aptiv PLC, Series A, convertible preferred shares, 5.50% 2023	379,775	40,024

Financials 0.09%	KKR & Co., Inc., Series C, convertible preferred shares, 6.00% 2023	527,700	30,855

Industrials 0.01%	Stanley Black & Decker, Inc., convertible preferred shares, 5.25% 2022	35,448	2,389

	Total convertible stocks (cost: $372,605,000)		391,787

Bonds, notes & other debt instruments 0.02%		Principal amount (000)
Corporate bonds, notes & loans 0.02%
Industrials 0.02%	Boeing Company 4.875% 2025	USD4,706	4,695

Consumer discretionary 0.00%	General Motors Financial Co. 4.30% 2025	160	158
	General Motors Financial Co. 5.25% 2026	827	829

			987

Energy 0.00%	Weatherford International, Ltd. 11.00% 2024[3]	637	643

	Total corporate bonds, notes & loans		6,325

	Total bonds, notes & other debt instruments (cost: $6,224,000)		6,325

Short-term securities 8.68%		Shares
Money market investments 6.89%
	Capital Group Central Cash Fund 1.38%[4,5]	22,578,323	2,257,381

Weighted average yield at acquisition		Principal amount (000)
U.S. Treasury bills 1.30%
U.S. Treasury 7/14/2022	0.752%	USD425,900	425,733

		Shares
Money market investments purchased with collateral from securities on loan 0.49%
Capital Group Central Cash Fund 1.38%[4,5,6]		455,088	45,499
Goldman Sachs Financial Square Government Fund, Institutional Shares 1.39%[4,6]		24,023,345	24,023
BlackRock Liquidity Funds – FedFund, Institutional Shares 1.32%[4,6]		22,749,855	22,750

American Funds Insurance Series	85

Growth-Income Fund  (continued)

Short-term securities (continued)	Shares	Value (000)
Money market investments purchased with collateral from securities on loan (continued)
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 1.38%[4,6]	22,749,855	$ 22,750
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 1.38%[4,6]	22,749,855	22,750
State Street Institutional U.S. Government Money Market Fund, Institutional Class 1.40%[4,6]	22,749,855	22,750

		160,522

Total short-term securities (cost: $2,843,952,000)		2,843,636

Total investment securities 100.49% (cost: $23,681,755,000)		32,929,241
Other assets less liabilities (0.49)%		(160,481)

Net assets 100.00%		$32,768,760

Investments in affiliates[5]

	Value of affiliates at 1/1/2022 (000)	Additions (000)		Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliates at 6/30/2022 (000)	Dividend income (000)

Short-term securities 7.03%
Money market investments 6.89%
Capital Group Central Cash Fund 1.38%[4]	$1,220,761	$3,693,243		$2,656,129	$(29)	$(465)	$2,257,381	$4,194

Money market investments purchased with collateral from securities on loan 0.14%
Capital Group Central Cash Fund 1.38%[4,6]	39,148	6,351	[7]				45,499	–	[8]

Total short-term securities							2,302,880

Total 7.03%					$(29)	$(465)	$2,302,880	$4,194

[1]	Security did not produce income during the last 12 months.
[2]

All or a portion of this security was on loan. The total value of all such securities was $171,950,000, which represented .52% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

[3]

Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $643,000, which represented less than .01% of the net assets of the fund.

[4]	Rate represents the seven-day yield at 6/30/2022.
[5]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[6]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[7]	Represents net activity. Refer to Note 5 for more information on securities lending.
[8]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

REIT = Real Estate Investment Trust

USD = U.S. dollars

Refer to the notes to financial statements.

86	American Funds Insurance Series

International Growth and Income Fund

Investment portfolio June 30, 2022	unaudited

Common stocks 91.29%		Shares	Value (000)
Financials 15.12%	Ping An Insurance (Group) Company of China, Ltd., Class H	594,500	$ 4,042
	AXA SA	157,942	3,585
	AIA Group, Ltd.	314,200	3,406
	Toronto-Dominion Bank (CAD denominated)	40,774	2,674
	Euronext NV	20,289	1,656
	Hong Kong Exchanges and Clearing, Ltd.	33,100	1,628
	HDFC Bank, Ltd.	94,308	1,610
	Société Générale	66,916	1,465
	Zurich Insurance Group AG	3,302	1,436
	DNB Bank ASA	74,593	1,337
	UniCredit SpA	129,378	1,229
	B3 SA-Brasil, Bolsa, Balcao	575,984	1,206
	KBC Groep NV	21,390	1,200
	Aon PLC, Class A	4,304	1,161
	London Stock Exchange Group PLC	12,499	1,161
	Resona Holdings, Inc.	301,900	1,131
	HDFC Life Insurance Company, Ltd.	155,362	1,082
	UBS Group AG	55,531	895
	Banco Santander, SA	301,578	849
	Skandinaviska Enskilda Banken AB, Class A	85,977	844
	Banco Bilbao Vizcaya Argentaria, SA	176,628	802
	Industrial and Commercial Bank of China, Ltd., Class H	1,231,040	731
	Prudential PLC	56,970	705
	Fairfax Financial Holdings, Ltd., subordinate voting shares	1,188	630
	Hang Seng Bank, Ltd.	35,700	630
	China Merchants Bank Co., Ltd., Class H	92,000	616
	Brookfield Asset Management, Inc., Class A (CAD denominated)	13,334	593
	Tokio Marine Holdings, Inc.	10,100	588
	DBS Group Holdings, Ltd.	27,095	579
	Islandsbanki hf.	625,967	567
	XP, Inc., Class A1	29,924	537
	Postal Savings Bank of China Co., Ltd., Class H	659,000	523
	Discovery, Ltd.[1]	61,031	481
	Banca Generali SpA	16,214	458
	Bank of Nova Scotia (CAD denominated)	7,643	452
	Kotak Mahindra Bank, Ltd.	17,873	376
	Partners Group Holding AG	403	363
	ICICI Securities, Ltd.	45,682	248
	EQT AB	11,659	239
	Allfunds Group PLC	26,191	202
	ING Groep NV	17,116	169
	ICICI Bank, Ltd. (ADR)	9,236	164
	Moscow Exchange MICEX-RTS PJSC[1,2,3]	346,177	–	[4]
	Sberbank of Russia PJSC[1,2,3,5]	476,388	–	[4]

			44,250

Consumer staples 12.46%	British American Tobacco PLC	225,738	9,672
	Philip Morris International, Inc.	55,231	5,454
	Nestlé SA	32,890	3,840
	Kweichow Moutai Co., Ltd., Class A	10,600	3,238
	Anheuser-Busch InBev SA/NV	40,341	2,171
	Carlsberg A/S, Class B	11,219	1,429
	Imperial Brands PLC	58,436	1,306
	Wuliangye Yibin Co., Ltd., Class A	42,700	1,288
	Pernod Ricard SA	6,233	1,145
	Foshan Haitian Flavouring and Food Co., Ltd., Class A	71,354	963
	Asahi Group Holdings, Ltd.[6]	27,500	901
	Carrefour SA, non-registered shares	47,118	834
	Japan Tobacco, Inc.	46,800	809
	Associated British Foods PLC	40,194	772
	Ocado Group PLC[1]	63,803	607

American Funds Insurance Series	87

International Growth and Income Fund  (continued)

Common stocks (continued)		Shares	Value (000)
Consumer staples (continued)	Arca Continental, SAB de CV	79,817	$ 526
	Varun Beverages, Ltd.	42,575	426
	L’Oréal SA, non-registered shares	1,159	400
	Reckitt Benckiser Group PLC	4,662	350
	Danone SA	4,142	231
	Avenue Supermarts, Ltd.[1]	2,324	100
	X5 Retail Group NV (GDR)[2,3]	4,521	–	[4]

			36,462

Information technology 11.52%	Taiwan Semiconductor Manufacturing Company, Ltd.	546,000	8,741
	ASML Holding NV	10,243	4,893
	Tokyo Electron, Ltd.	9,000	2,939
	Edenred SA	50,961	2,402
	MediaTek, Inc.	84,000	1,839
	Samsung Electronics Co., Ltd.	41,275	1,812
	Broadcom, Inc.	3,663	1,780
	Kingdee International Software Group Co., Ltd.[1]	446,000	1,046
	SAP SE	11,226	1,023
	Keyence Corp.	2,700	923
	Nokia Corp.	184,636	859
	SK hynix, Inc.	12,042	844
	TDK Corp.	25,300	781
	Logitech International SA6	14,122	738
	EPAM Systems, Inc.[1]	1,859	548
	Vanguard International Semiconductor Corp.	182,000	470
	Halma PLC	13,130	321
	Capgemini SE	1,725	295
	Amadeus IT Group SA, Class A, non-registered shares[1]	4,613	257
	Infosys, Ltd. (ADR)	13,636	252
	AVEVA Group PLC	7,320	201
	Nice, Ltd. (ADR)[1]	946	182
	Nomura Research Institute, Ltd.	5,300	141
	Fujitsu, Ltd.	1,000	125
	eMemory Technology, Inc.[2]	3,000	103
	Lightspeed Commerce, Inc., subordinate voting shares[1,6]	2,130	47
	Lightspeed Commerce, Inc., subordinate voting shares (CAD denominated)[1]	1,792	40
	STMicroelectronics NV	2,295	72
	DLocal, Ltd., Class A1	2,309	61

			33,735

Consumer discretionary 11.23%	Evolution AB	42,576	3,871
	LVMH Moët Hennessy-Louis Vuitton SE	5,788	3,528
	Renault SA1	74,924	1,868
	InterContinental Hotels Group PLC	25,460	1,348
	MGM China Holdings, Ltd.[1]	2,300,000	1,304
	Restaurant Brands International, Inc. (CAD denominated)	25,900	1,299
	Coupang, Inc., Class A1	99,034	1,263
	Prosus NV, Class N	19,000	1,244
	Stellantis NV	98,287	1,214
	Midea Group Co., Ltd., Class A	133,400	1,203
	Li Ning Co., Ltd.	122,000	1,130
	Galaxy Entertainment Group, Ltd.	182,000	1,086
	OPAP SA	67,568	967
	B&M European Value Retail SA	202,634	905
	Wynn Macau, Ltd.[1]	1,318,400	896
	Mercedes-Benz Group AG	15,347	888
	Sodexo SA	11,499	808
	Valeo SA, non-registered shares	40,094	774
	Nitori Holdings Co., Ltd.	7,400	703
	Industria de Diseño Textil, SA	29,457	667

88	American Funds Insurance Series

International Growth and Income Fund  (continued)

Common stocks (continued)		Shares	Value (000)
Consumer discretionary (continued)	EssilorLuxottica	4,450	$ 666
	Paltac Corp.	21,500	666
	Sands China, Ltd.[1]	275,200	657
	Entain PLC[1]	33,218	503
	Pop Mart International Group, Ltd.	91,400	441
	Pan Pacific International Holdings Corp.	24,400	389
	Americanas SA, ordinary nominative shares	150,325	386
	D’Ieteren Group	2,482	363
	Kindred Group PLC (SDR)	39,687	330
	JD.com, Inc., Class A	9,324	300
	adidas AG	1,537	272
	Games Workshop Group PLC	2,691	219
	Domino’s Pizza Enterprises, Ltd.	4,471	210
	IDP Education, Ltd.	12,216	201
	Kering SA	287	147
	Balkrishna Industries, Ltd.	3,940	107
	MercadoLibre, Inc.[1]	88	56

			32,879

Industrials 10.83%	Airbus SE, non-registered shares	50,956	4,937
	BAE Systems PLC	445,308	4,500
	Rheinmetall AG	7,282	1,681
	CCR SA, ordinary nominative shares	663,205	1,588
	ABB, Ltd.	53,832	1,436
	SMC Corp.	3,100	1,382
	LIXIL Corp.	67,600	1,265
	RELX PLC	46,044	1,248
	Alliance Global Group, Inc.	7,774,400	1,244
	Cathay Pacific Airways, Ltd.[1]	1,112,000	1,217
	Husqvarna AB, Class B	137,565	1,012
	Daikin Industries, Ltd.	5,800	930
	Ryanair Holdings PLC (ADR)[1]	13,438	904
	Brenntag SE	12,910	840
	Safran SA	7,582	749
	Waste Connections, Inc. (CAD denominated)	5,214	646
	InPost SA1	98,336	570
	Siemens AG	5,122	521
	Bunzl PLC	15,343	508
	Experian PLC	17,224	504
	TFI International, Inc. (CAD denominated)	5,970	479
	Coor Service Management Holding AB	57,449	451
	Epiroc AB, Class A	19,808	306
	Epiroc AB, Class B	10,197	138
	Caterpillar, Inc.	2,260	404
	BELIMO Holding AG	1,068	376
	Deutsche Post AG	9,567	358
	Interpump Group SpA	8,630	329
	DSV A/S	2,122	296
	SITC International Holdings Co., Ltd.	79,659	225
	Adecco Group AG	6,455	219
	Wizz Air Holdings PLC[1]	9,958	213
	Hitachi, Ltd.	2,400	114
	Contemporary Amperex Technology Co., Ltd., Class A	1,300	104

			31,694

Health care 9.90%	AstraZeneca PLC	73,599	9,676
	Novo Nordisk A/S, Class B	39,486	4,379
	Sanofi	37,985	3,835
	GSK PLC	125,753	2,703
	Bayer AG	27,477	1,633

American Funds Insurance Series	89

International Growth and Income Fund  (continued)

Common stocks (continued)		Shares	Value (000)
Health care (continued)	Siemens Healthineers AG	29,414	$ 1,495
	Grifols, SA, Class B (ADR)[1]	89,399	1,062
	Shionogi & Co., Ltd.	14,600	738
	EUROAPI[1]	38,541	608
	Koninklijke Philips NV (EUR denominated)[6]	20,932	451
	Sonova Holding AG	1,294	412
	Roche Holding AG, nonvoting non-registered shares	1,183	395
	Novartis AG	4,335	367
	CanSino Biologics, Inc., Class H	30,400	311
	Genus PLC	7,584	231
	Hutchmed China, Ltd. (ADR)[1]	17,569	222
	BeiGene, Ltd. (ADR)[1]	1,332	216
	Hypera SA, ordinary nominative shares	27,468	200
	Innovent Biologics, Inc.[1]	13,000	58

			28,992

Energy 5.77%	BP PLC	586,455	2,772
	TC Energy Corp. (CAD denominated)	41,511	2,150
	TotalEnergies SE	39,592	2,090
	Equinor ASA	57,171	1,988
	Aker BP ASA (SDR)[2]	45,833	1,592
	Aker BP ASA	8,613	299
	Canadian Natural Resources, Ltd. (CAD denominated)	27,978	1,503
	Cameco Corp.	52,229	1,098
	Schlumberger, Ltd.	29,844	1,067
	Tourmaline Oil Corp.	14,597	759
	Reliance Industries, Ltd.[1]	19,013	625
	TechnipFMC PLC[1]	75,572	509
	INPEX Corp.	23,700	257
	Var Energi ASA	42,709	168
	Orron Energy AB	31,059	21
	Gazprom PJSC (ADR)[2,3]	335,575	–	[4]
	LUKOIL Oil Co. PJSC (ADR)[2,3]	9,706	–	[4]
	Sovcomflot PAO[2,3]	356,717	–	[4]

			16,898

Communication services 4.92%	Koninklijke KPN NV	793,506	2,828
	Tencent Holdings, Ltd.	46,000	2,078
	Vodafone Group PLC	1,149,321	1,772
	BT Group PLC	690,442	1,566
	Nippon Telegraph and Telephone Corp.	38,800	1,114
	Publicis Groupe SA	19,700	963
	América Móvil, SAB de CV, Series L (ADR)	45,273	925
	SoftBank Corp.	59,500	661
	Indus Towers, Ltd.	245,887	651
	Deutsche Telekom AG	28,506	566
	Viaplay Group AB, Class B1	20,507	421
	Telefónica, SA, non-registered shares[1]	53,453	272
	NetEase, Inc.	10,800	198
	Universal Music Group NV	9,437	189
	Sea, Ltd., Class A (ADR)[1]	2,777	186
	Yandex NV, Class A1,2,3	5,000	–	[4]

			14,390

Materials 4.67%	Vale SA, ordinary nominative shares	216,760	3,171
	Vale SA, ordinary nominative shares (ADR)	107,874	1,578
	Linde PLC	7,517	2,161
	Koninklijke DSM NV	8,300	1,193
	Barrick Gold Corp. (CAD denominated)[6]	29,977	530

90	American Funds Insurance Series

International Growth and Income Fund  (continued)

Common stocks (continued)		Shares	Value (000)
Materials (continued)	Barrick Gold Corp.	27,000	$ 478
	Asahi Kasei Corp.	98,300	751
	Glencore PLC	131,072	710
	Rio Tinto PLC	10,440	625
	Sociedad Química y Minera de Chile SA, Class B (ADR)	6,427	537
	Fortescue Metals Group, Ltd.	42,224	511
	Fresnillo PLC	33,572	313
	Sika AG	1,208	278
	Air Liquide SA, non-registered shares	1,669	224
	Shandong Sinocera Functional Material Co., Ltd., Class A	41,300	222
	Shin-Etsu Chemical Co., Ltd.	1,900	214
	Givaudan SA	52	183
	Alrosa PJSC[2,3]	53,607	–	[4]

			13,679

Utilities 2.59%	Engie SA	190,289	2,187
	Brookfield Infrastructure Partners LP	55,511	2,121
	Enel SpA	254,531	1,392
	ENN Energy Holdings, Ltd.	73,800	1,212
	Iberdrola, SA, non-registered shares	36,760	381
	Guangdong Investment, Ltd.	276,000	292

			7,585

Real estate 2.28%	CK Asset Holdings, Ltd.	324,500	2,295
	Longfor Group Holdings, Ltd.	443,000	2,092
	Link REIT	104,400	851
	Embassy Office Parks REIT	133,382	632
	Unibail-Rodamco-Westfield REIT, non-registered shares[1]	10,527	537
	Country Garden Services Holdings Co., Ltd.	60,000	267

			6,674

	Total common stocks (cost: $290,577,000)		267,238

Preferred securities 0.65%
Information technology 0.33%	Samsung Electronics Co., Ltd., nonvoting preferred shares	23,993	961

Materials 0.16%	Gerdau SA, preferred nominative shares	113,297	484

Consumer discretionary 0.16%	Volkswagen AG, nonvoting preferred shares	3,471	463

	Total preferred securities (cost: $2,726,000)		1,908

Short-term securities 7.83%

Money market investments 7.40%
	Capital Group Central Cash Fund 1.38%[7,8]	216,555	21,651

American Funds Insurance Series	91

International Growth and Income Fund  (continued)

Short-term securities (continued)	Shares	Value (000)

Money market investments purchased with collateral from securities on loan 0.43%
Capital Group Central Cash Fund 1.38%[7,8,9]	3,605	$361
Goldman Sachs Financial Square Government Fund, Institutional Shares 1.39%[7,9]	190,311	191
BlackRock Liquidity Funds – FedFund, Institutional Shares 1.32%[7,9]	180,222	180
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 1.38%[7,9]	180,223	180
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 1.38%[7,9]	180,223	180
State Street Institutional U.S. Government Money Market Fund, Institutional Class 1.40%[7,9]	180,223	180

		1,272

Total short-term securities (cost: $22,924,000)		22,923

Total investment securities 99.77% (cost: $316,227,000)		292,069

Other assets less liabilities 0.23%		671

Net assets 100.00%		$292,740

Forward currency contracts

						Unrealized
Contract amount						appreciation

Currency purchased		Currency sold			Settlement	at 6/30/2022
(000)		(000)		Counterparty	date	(000)

USD	446	GBP	365	JPMorgan Chase	9/16/2022	$1

Investments in affiliates[8]

	Value of affiliates at 1/1/2022 (000)	Additions (000)		Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliates at 6/30/2022 (000)	Dividend income (000)

Short-term securities 7.52%
Money market investments 7.40%
Capital Group Central Cash Fund 1.38%[7]	$21,699	$53,334		$53,374	$(2)	$(6)	$21,651	$52

Money market investments purchased with collateral from securities on loan 0.12%
Capital Group Central Cash Fund 1.38%[7,9]	–	361	[10]				361	–	[11]

Total short-term securities							22,012

Total 7.52%					$(2)	$(6)	$22,012	$52

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $1,695,000, which represented .58% of the net assets of the fund.
[3]	Value determined using significant unobservable inputs.
[4]	Amount less than one thousand.
[5]

Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was less than $1,000, which represented less than .01% of the net assets of the fund.

[6]

All or a portion of this security was on loan. The total value of all such securities was $2,221,000, which represented ..76% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

[7]	Rate represents the seven-day yield at 6/30/2022.
[8]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[9]Security	purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[10]	Represents net activity. Refer to Note 5 for more information on securities lending.
[11]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

92	American Funds Insurance Series

International Growth and Income Fund  (continued)

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

EUR = Euros

GBP = British pounds

GDR = Global Depositary Receipts

REIT = Real Estate Investment Trust

SDR = Swedish Depositary Receipts

USD = U.S. dollars

Refer to the notes to financial statements.

American Funds Insurance Series	93

Capital Income Builder

Investment portfolio June 30, 2022	unaudited

Common stocks 72.76%		Shares	Value (000)
Financials 12.34%	Zurich Insurance Group AG	39,843	$17,329
	Toronto-Dominion Bank (CAD denominated)	159,743	10,475
	PNC Financial Services Group, Inc.	59,040	9,315
	CME Group, Inc., Class A	44,748	9,160
	Morgan Stanley	85,379	6,494
	Münchener Rückversicherungs-Gesellschaft AG	23,528	5,528
	DNB Bank ASA	294,024	5,270
	JPMorgan Chase & Co.	46,574	5,245
	Power Corporation of Canada, subordinate voting shares	179,126	4,609
	Principal Financial Group, Inc.	58,334	3,896
	DBS Group Holdings, Ltd.	158,153	3,379
	Ping An Insurance (Group) Company of China, Ltd., Class H	441,500	3,002
	Ping An Insurance (Group) Company of China, Ltd., Class A	28,657	200
	Tryg A/S	135,983	3,053
	KeyCorp	169,905	2,927
	American International Group, Inc.	53,986	2,760
	Webster Financial Corp.	64,148	2,704
	AIA Group, Ltd.	241,600	2,619
	Great-West Lifeco, Inc.	93,285	2,278
	B3 SA-Brasil, Bolsa, Balcao	1,032,986	2,163
	KBC Groep NV	37,463	2,102
	BlackRock, Inc.	3,246	1,977
	Travelers Companies, Inc.	10,982	1,857
	East West Bancorp, Inc.	28,480	1,846
	ING Groep NV	161,558	1,597
	Kaspi.kz JSC[1]	28,497	1,297
	Kaspi.kz JSC (GDR)	4,869	221
	National Bank of Canada[2]	22,809	1,497
	Citizens Financial Group, Inc.	40,543	1,447
	OneMain Holdings, Inc.	37,485	1,401
	State Street Corp.	18,128	1,118
	Truist Financial Corp.	23,131	1,097
	Swedbank AB, Class A	84,919	1,073
	China Pacific Insurance (Group) Co., Ltd., Class H	424,950	1,039
	Franklin Resources, Inc.	40,856	952
	PICC Property and Casualty Co., Ltd., Class H	904,000	940
	Euronext NV	10,888	889
	Hang Seng Bank, Ltd.	50,100	884
	BNP Paribas SA	17,927	852
	Hong Kong Exchanges and Clearing, Ltd.	17,200	846
	Marsh & McLennan Companies, Inc.	5,132	797
	EFG International AG	107,137	788
	Citigroup, Inc.	16,200	745
	Bank Central Asia Tbk PT	1,423,700	693
	TPG, Inc., Class A2	26,945	644
	China Merchants Bank Co., Ltd., Class H	88,000	589
	Vontobel Holding AG	8,314	584
	Banco Santander, SA	201,758	568
	Patria Investments, Ltd., Class A	36,005	476
	Macquarie Group, Ltd.	3,698	420
	Wells Fargo & Company	10,594	415
	Cullen/Frost Bankers, Inc.	3,136	365
	SouthState Corp.	3,028	234
	Blackstone, Inc., nonvoting shares	2,530	231
	CaixaBank, SA	59,094	205
	UniCredit SpA	17,367	165
	IIFL Wealth Management, Ltd.	8,122	152
	Moscow Exchange MICEX-RTS PJSC[3,4,5]	875,002	–	[6]
	Sberbank of Russia PJSC[1,3,4,5]	204,176	–	[6]

			135,409

94	American Funds Insurance Series

Capital Income Builder  (continued)

Common stocks (continued)		Shares	Value (000)
Consumer staples 10.32%	Philip Morris International, Inc.	270,227	$26,682
	British American Tobacco PLC	455,151	19,500
	Nestlé SA	81,615	9,527
	General Mills, Inc.	111,828	8,437
	PepsiCo, Inc.	47,687	7,948
	Kimberly-Clark Corp.	48,490	6,553
	Altria Group, Inc.	151,739	6,338
	Imperial Brands PLC	184,470	4,123
	ITC, Ltd.	1,161,693	4,023
	Unilever PLC (GBP denominated)	72,454	3,282
	Danone SA	47,160	2,632
	Carlsberg A/S, Class B	19,656	2,504
	Keurig Dr Pepper, Inc.	54,657	1,934
	Anheuser-Busch InBev SA/NV	26,838	1,444
	Coca-Cola Company	21,263	1,338
	Kraft Heinz Company	31,511	1,202
	Mondelez International, Inc.	14,188	881
	Procter & Gamble Company	5,012	721
	Vector Group, Ltd.	68,110	715
	Seven & i Holdings Co., Ltd.	18,300	710
	Inner Mongolia Yili Industrial Group Co., Ltd., Class A	95,200	554
	Wuliangye Yibin Co., Ltd., Class A	17,100	516
	Reckitt Benckiser Group PLC	6,554	492
	Viscofan, SA, non-registered shares	8,226	453
	Scandinavian Tobacco Group A/S	21,667	424
	Hilton Food Group PLC	29,160	363
	Coca-Cola HBC AG (CDI)	800	18

			113,314

Health care 8.71%	AbbVie, Inc.	142,914	21,889
	Amgen, Inc.	51,643	12,565
	GSK PLC	458,716	9,859
	Gilead Sciences, Inc.	155,252	9,596
	AstraZeneca PLC	53,547	7,040
	Medtronic PLC	76,150	6,834
	Abbott Laboratories	62,845	6,828
	Novartis AG	72,111	6,107
	UnitedHealth Group, Inc.	5,796	2,977
	Pfizer, Inc.	50,556	2,651
	Roche Holding AG, nonvoting non-registered shares	7,287	2,432
	Bristol-Myers Squibb Company	28,685	2,209
	Royalty Pharma PLC, Class A	41,526	1,746
	CVS Health Corp.	7,829	725
	Merck & Co., Inc.	7,825	713
	EBOS Group, Ltd.	28,985	706
	Bayer AG	11,554	687
	Koninklijke Philips NV (EUR denominated)	2,984	64
	Organon & Co.	662	22

			95,650

Information technology 8.04%	Broadcom, Inc.	57,187	27,783
	Microsoft Corp.	68,566	17,610
	Taiwan Semiconductor Manufacturing Company, Ltd.	620,800	9,938
	QUALCOMM, Inc.	39,978	5,107
	Automatic Data Processing, Inc.	15,874	3,334
	Intel Corp.	77,261	2,890
	MediaTek, Inc.	110,000	2,408
	KLA Corp.	6,685	2,133
	GlobalWafers Co., Ltd.	136,938	2,086
	Texas Instruments, Inc.	12,972	1,993

American Funds Insurance Series	95

Capital Income Builder  (continued)

Common stocks (continued)		Shares	Value (000)
Information technology (continued)	Paychex, Inc.	16,447	$1,873
	NetApp, Inc.	28,247	1,843
	Apple, Inc.	12,770	1,746
	Vanguard International Semiconductor Corp.	566,700	1,464
	Tokyo Electron, Ltd.	3,400	1,110
	Western Union Company	66,602	1,097
	SAP SE	9,801	893
	Fidelity National Information Services, Inc.	9,453	867
	Analog Devices, Inc.	4,507	658
	Tripod Technology Corp.	142,000	533
	SINBON Electronics Co., Ltd.	42,446	363
	International Business Machines Corp.	2,381	336
	BE Semiconductor Industries NV	3,388	163

			88,228

Utilities 6.73%	Dominion Energy, Inc.	128,049	10,220
	DTE Energy Company	52,990	6,717
	National Grid PLC	465,204	5,957
	Power Grid Corporation of India, Ltd.	2,035,755	5,462
	Iberdrola, SA, non-registered shares	447,637	4,642
	The Southern Co.	63,638	4,538
	Enel SpA	809,492	4,428
	E.ON SE	508,142	4,264
	Edison International	53,687	3,395
	Public Service Enterprise Group, Inc.	48,416	3,064
	Duke Energy Corp.	26,321	2,822
	Evergy, Inc.	39,780	2,596
	AES Corp.	104,535	2,196
	Entergy Corp.	19,327	2,177
	NextEra Energy, Inc.	24,483	1,896
	Exelon Corp.	41,656	1,888
	Engie SA	109,459	1,258
	Engie SA, bonus shares[3]	36,900	424
	SSE PLC	72,232	1,421
	CenterPoint Energy, Inc.	48,046	1,421
	Sempra Energy	5,735	862
	Power Assets Holdings, Ltd.	106,500	670
	ENN Energy Holdings, Ltd.	32,400	532
	Centrica PLC[5]	502,131	489
	American Electric Power Company, Inc.	2,832	272
	CMS Energy Corp.	3,992	270

			73,881

Real estate 6.72%	Crown Castle International Corp. REIT	136,797	23,034
	VICI Properties, Inc. REIT	642,122	19,129
	Digital Realty Trust, Inc. REIT	45,793	5,945
	Gaming and Leisure Properties, Inc. REIT	95,781	4,392
	Link REIT	355,366	2,898
	Federal Realty Investment Trust REIT	27,495	2,632
	CK Asset Holdings, Ltd.	308,000	2,178
	American Tower Corp. REIT	7,508	1,919
	Equinix, Inc. REIT	2,214	1,455
	Longfor Group Holdings, Ltd.	249,000	1,176
	Embassy Office Parks REIT	234,370	1,111
	Charter Hall Group REIT	145,400	1,087
	Powergrid Infrastructure Investment Trust	650,141	1,062
	Americold Realty Trust, Inc.	32,239	968
	Mindspace Business Parks REIT	214,689	953
	Extra Space Storage, Inc. REIT	5,512	938
	TAG Immobilien AG	63,810	728

96	American Funds Insurance Series

Capital Income Builder  (continued)

Common stocks (continued)		Shares	Value (000)
Real estate (continued)	Sun Hung Kai Properties, Ltd.	61,255	$724
	CTP NV	49,335	569
	PSP Swiss Property AG	3,583	399
	CubeSmart REIT	7,663	327
	Douglas Elliman, Inc.	29,146	140

			73,764

Industrials 5.98%	Raytheon Technologies Corp.	212,630	20,436
	Lockheed Martin Corp.	13,286	5,712
	BAE Systems PLC	507,662	5,130
	Honeywell International, Inc.	20,665	3,592
	L3Harris Technologies, Inc.	13,435	3,247
	Singapore Technologies Engineering, Ltd.	1,096,500	3,220
	RELX PLC	98,945	2,681
	RELX PLC (ADR)	7,965	215
	Kone OYJ, Class B	54,424	2,587
	VINCI SA	25,880	2,304
	BOC Aviation, Ltd.	245,100	2,060
	Siemens AG	19,999	2,035
	Trinity Industries, Inc.	72,684	1,760
	CCR SA, ordinary nominative shares	449,174	1,075
	ABB, Ltd.	38,536	1,028
	LIXIL Corp.	54,600	1,022
	Compañia de Distribución Integral Logista Holdings, SA, non-registered shares	49,377	966
	Trelleborg AB, Class B	47,577	959
	Grupo Aeroportuario del Pacífico, SAB de CV, Class B	64,480	898
	Ventia Services Group Pty, Ltd.	490,862	844
	United Parcel Service, Inc., Class B	4,455	813
	Waste Management, Inc.	4,008	613
	General Dynamics Corp.	2,480	549
	Deutsche Post AG	14,410	540
	Airbus SE, non-registered shares	3,671	356
	Atlas Corp.[2]	23,578	252
	Norfolk Southern Corp.	1,084	246
	Sulzer AG	3,814	237
	Melrose Industries PLC	122,162	223

			65,600

Energy 5.22%	TC Energy Corp. (CAD denominated)[2]	205,882	10,665
	TC Energy Corp.	15,067	781
	Canadian Natural Resources, Ltd. (CAD denominated)	190,567	10,240
	Chevron Corp.	45,673	6,613
	TotalEnergies SE	76,665	4,047
	BP PLC	747,631	3,534
	Shell PLC (GBP denominated)	116,755	3,033
	Shell PLC (ADR)	8,003	418
	Exxon Mobil Corp.	36,914	3,161
	EOG Resources, Inc.	26,655	2,944
	ConocoPhillips	30,877	2,773
	Enbridge, Inc. (CAD denominated)	48,315	2,040
	Baker Hughes Co., Class A	50,603	1,461
	Schlumberger, Ltd.	35,730	1,278
	Equitrans Midstream Corp.	200,167	1,273
	Woodside Energy Group, Ltd.	34,151	750
	Woodside Energy Group, Ltd. (CDI)[5]	23,081	489
	Pioneer Natural Resources Company	5,252	1,172
	DT Midstream, Inc.	12,803	628
	Gazprom PJSC (ADR)[3,4]	440,214	—	[6]

			57,300

American Funds Insurance Series	97

Capital Income Builder  (continued)

Common stocks (continued)		Shares	Value (000)
Communication services 3.26%	Comcast Corp., Class A	269,639	$10,581
	Verizon Communications, Inc.	106,248	5,392
	SoftBank Corp.	373,800	4,150
	Koninklijke KPN NV	1,040,033	3,707
	BCE, Inc.	64,510	3,171
	Nippon Telegraph and Telephone Corp.	66,400	1,907
	HKT Trust and HKT, Ltd., units	1,381,240	1,855
	Singapore Telecommunications, Ltd.	573,200	1,044
	Pearson PLC	106,351	971
	WPP PLC	81,133	814
	Omnicom Group, Inc.	10,162	646
	Indus Towers, Ltd.	211,665	560
	ITV PLC	569,947	453
	ProSiebenSat.1 Media SE	40,927	378
	Vodafone Group PLC	144,892	223

			35,852

Consumer discretionary 2.73%	McDonald’s Corp.	19,734	4,872
	Midea Group Co., Ltd., Class A	385,475	3,477
	Home Depot, Inc.	12,486	3,425
	Industria de Diseño Textil, SA	151,346	3,424
	Kering SA	5,429	2,788
	Starbucks Corp.	36,027	2,752
	VF Corp.	27,355	1,208
	Hasbro, Inc.	14,296	1,171
	Galaxy Entertainment Group, Ltd.	190,000	1,133
	YUM! Brands, Inc.	9,688	1,100
	Cie. Financière Richemont SA, Class A	9,843	1,048
	LVMH Moët Hennessy-Louis Vuitton SE	1,480	902
	Darden Restaurants, Inc.	7,867	890
	Restaurant Brands International, Inc.	14,808	743
	OPAP SA	27,844	398
	Inchcape PLC	26,460	224
	Thule Group AB	8,654	213
	Kindred Group PLC (SDR)	19,169	159

			29,927

Materials 2.71%	Vale SA, ordinary nominative shares (ADR)	354,178	5,181
	Vale SA, ordinary nominative shares	248,874	3,641
	Rio Tinto PLC	77,432	4,634
	BHP Group, Ltd. (CDI)	127,875	3,576
	LyondellBasell Industries NV	28,394	2,483
	Linde PLC	8,196	2,357
	Air Products and Chemicals, Inc.	8,303	1,997
	Evonik Industries AG	53,622	1,144
	International Flavors & Fragrances, Inc.	8,013	954
	BASF SE	21,232	924
	Sociedad Química y Minera de Chile SA, Class B (ADR)	8,531	713
	Asahi Kasei Corp.	92,600	707
	UPM-Kymmene Oyj	19,277	586
	Nexa Resources SA2	51,286	308
	WestRock Co.	7,448	297
	Fortescue Metals Group, Ltd.	19,956	241

			29,743

	Total common stocks (cost: $689,320,000)		798,668

98	American Funds Insurance Series

Capital Income Builder  (continued)

Preferred securities 0.05%		Shares	Value (000)
Information technology 0.05%	Samsung Electronics Co., Ltd., nonvoting preferred shares	12,647	$506

	Total preferred securities (cost: $419,000)		506

Rights & warrants 0.00%
Consumer discretionary 0.00%	Compagnie Financière Richemont SA, Class A, warrants, expire 2023[5]	7,130	4

	Total rights & warrants (cost: $0)		4

Convertible stocks 0.65%
Information technology 0.33%	Broadcom, Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	2,393	3,597

Utilities 0.15%	AES Corp., convertible preferred units, 6.875% 2024	8,659	747
	American Electric Power Company, Inc., convertible preferred units, 6.125% 2023	9,704	524
	NextEra Energy, Inc., convertible preferred units, 6.219% 2023	8,500	418

			1,689

Health care 0.10%	Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 2023[2]	841	1,113

Consumer discretionary 0.07%	Aptiv PLC, Series A, convertible preferred shares, 5.50% 2023	6,948	732

	Total convertible stocks (cost: $6,038,000)		7,131

Investment funds 2.62%
	Capital Group Central Corporate Bond Fund[7]	3,406,631	28,752

	Total investment funds (cost: $33,973,000)		28,752

Bonds, notes & other debt instruments 18.31%		Principal amount (000)

U.S. Treasury bonds & notes 9.47%
U.S. Treasury 6.36%	U.S. Treasury 0.125% 2022	USD1,625	1,606
	U.S. Treasury 0.125% 2023	2,200	2,169
	U.S. Treasury 0.375% 2023	875	846
	U.S. Treasury 0.625% 2024	11,050	10,470
	U.S. Treasury 0.75% 2024	5,965	5,655
	U.S. Treasury 2.50% 2024	5,424	5,378
	U.S. Treasury 0.375% 2025	507	471
	U.S. Treasury 0.75% 2026	4,903	4,495
	U.S. Treasury 0.75% 2026	3,850	3,523
	U.S. Treasury 0.75% 2026	1	1
	U.S. Treasury 1.125% 2026	4,030	3,714
	U.S. Treasury 1.875% 2026	6,300	6,026
	U.S. Treasury 2.00% 2026[8]	2,800	2,677
	U.S. Treasury 0.50% 2027	2,900	2,567
	U.S. Treasury 2.50% 2027	1,440	1,405
	U.S. Treasury 2.625% 2027	6,605	6,479
	U.S. Treasury 1.25% 2028	1,350	1,219
	U.S. Treasury 2.875% 2032	5,696	5,628

American Funds Insurance Series	99

Capital Income Builder  (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)		Value (000)

U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)	U.S. Treasury 1.125% 2040[8]	USD2,400		$1,665
	U.S. Treasury 2.00% 2041	300		237
	U.S. Treasury 2.375% 2051[8]	197		165
	U.S. Treasury 2.25% 2052[8]	4,176		3,422

				69,818

U.S. Treasury inflation-protected securities 3.11%	U.S. Treasury Inflation-Protected Security 0.125% 2023[9]	2,532		2,576
	U.S. Treasury Inflation-Protected Security 0.375% 2023[9]	1,764		1,796
	U.S. Treasury Inflation-Protected Security 0.625% 2023[9]	3,298		3,356
	U.S. Treasury Inflation-Protected Security 0.125% 2024[9]	5,769		5,828
	U.S. Treasury Inflation-Protected Security 0.125% 2024[9]	4,979		5,011
	U.S. Treasury Inflation-Protected Security 0.50% 2024[9]	2,491		2,527
	U.S. Treasury Inflation-Protected Security 0.625% 2024[9]	2,986		3,036
	U.S. Treasury Inflation-Protected Security 0.125% 2025[9]	1,231		1,231
	U.S. Treasury Inflation-Protected Security 0.125% 2025[9]	223		223
	U.S. Treasury Inflation-Protected Security 0.25% 2025[9]	523		526
	U.S. Treasury Inflation-Protected Security 0.375% 2025[9]	366		369
	U.S. Treasury Inflation-Protected Security 0.125% 2026[9]	2,317		2,295
	U.S. Treasury Inflation-Protected Security 0.125% 2030[9]	2,078		1,980
	U.S. Treasury Inflation-Protected Security 0.125% 2031[9]	1,777		1,686
	U.S. Treasury Inflation-Protected Security 0.125% 2031[9]	135		128
	U.S. Treasury Inflation-Protected Security 0.125% 2051[8,9]	1,971		1,506

				34,074

	Total U.S. Treasury bonds & notes			103,892

Mortgage-backed obligations 6.24%
Federal agency mortgage-backed obligations 5.38%	Fannie Mae Pool #695412 5.00% 2033[10]	–	[6]	–	[6]
	Fannie Mae Pool #AD3566 5.00% 2035[10]	2		2
	Fannie Mae Pool #AC0794 5.00% 2039[10]	5		5
	Fannie Mae Pool #931768 5.00% 2039[10]	1		1
	Fannie Mae Pool #AE0311 3.50% 2040[10]	10		9
	Fannie Mae Pool #932606 5.00% 2040[10]	3		3
	Fannie Mae Pool #AJ1873 4.00% 2041[10]	7		7
	Fannie Mae Pool #AE1248 5.00% 2041[10]	9		9
	Fannie Mae Pool #AE1274 5.00% 2041[10]	7		7
	Fannie Mae Pool #AE1277 5.00% 2041[10]	5		5
	Fannie Mae Pool #AE1283 5.00% 2041[10]	2		3
	Fannie Mae Pool #AE1290 5.00% 2042[10]	5		6
	Fannie Mae Pool #AT0300 3.50% 2043[10]	2		2
	Fannie Mae Pool #AT3954 3.50% 2043[10]	2		2
	Fannie Mae Pool #AY1829 3.50% 2044[10]	2		2
	Fannie Mae Pool #BJ5015 4.00% 2047[10]	42		42
	Fannie Mae Pool #BH3122 4.00% 2047[10]	1		1
	Fannie Mae Pool #BK6840 4.00% 2048[10]	28		28
	Fannie Mae Pool #BK5232 4.00% 2048[10]	21		21
	Fannie Mae Pool #BK9743 4.00% 2048[10]	8		8
	Fannie Mae Pool #BK9761 4.50% 2048[10]	5		5
	Fannie Mae Pool #CA5540 3.00% 2050[10]	3,412		3,206
	Fannie Mae Pool #BF0142 5.50% 2056[10]	422		453
	Fannie Mae Pool #BF0342 5.50% 2059[10]	280		305
	Fannie Mae Pool #BF0497 3.00% 2060[10]	346		326
	Freddie Mac Pool #Q15874 4.00% 2043[10]	1		1
	Freddie Mac Pool #G67711 4.00% 2048[10]	254		255
	Freddie Mac Pool #Q56599 4.00% 2048[10]	32		32
	Freddie Mac Pool #Q55971 4.00% 2048[10]	22		22
	Freddie Mac Pool #Q56175 4.00% 2048[10]	19		19
	Freddie Mac Pool #Q55970 4.00% 2048[10]	11		11
	Freddie Mac Pool #Q58411 4.50% 2048[10]	58		60

100	American Funds Insurance Series

Capital Income Builder  (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)		Value (000)

Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)	Freddie Mac Pool #Q58436 4.50% 2048[10]	USD31		$31
	Freddie Mac Pool #Q58378 4.50% 2048[10]	21		21
	Freddie Mac Pool #Q57242 4.50% 2048[10]	16		16
	Freddie Mac Pool #ZT1704 4.50% 2049[10]	1,338		1,369
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[10]	253		246
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[10,11]	249		243
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[10,11]	122		119
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[10,11]	103		100
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[10]	85		83
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[10]	22		21
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 2058[10]	1,051		1,024
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[10]	676		669
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 2058[10]	444		440
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA, 3.50% 2058[10]	20		20
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 2058[10]	11		10
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[10]	993		985
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 2029[10]	1,388		1,334
	Government National Mortgage Assn. 4.00% 2052[10,12]	3,313		3,292
	Government National Mortgage Assn. 4.00% 2052[10,12]	2,829		2,818
	Government National Mortgage Assn. 4.50% 2052[10,12]	1,145		1,157
	Government National Mortgage Assn. 5.00% 2052[10,12]	3,624		3,700
	Government National Mortgage Assn. 5.00% 2052[10,12]	27		28
	Government National Mortgage Assn. Pool #MA5764 4.50% 2049[10]	502		514
	Government National Mortgage Assn. Pool #694836 5.665% 2059[10]	1		1
	Government National Mortgage Assn. Pool #765152 4.14% 2061[10]	–	[6]	–	[6]
	Government National Mortgage Assn. Pool #766525 4.70% 2062[10]	–	[6]	–	[6]
	Government National Mortgage Assn. Pool #725893 5.20% 2064[10]	–	[6]	–	[6]
	Government National Mortgage Assn. Pool #AA7554 6.64% 2064[10]	1		1
	Uniform Mortgage-Backed Security 2.50% 2037[10,12]	1,608		1,536
	Uniform Mortgage-Backed Security 3.00% 2052[10,12]	1,900		1,768
	Uniform Mortgage-Backed Security 3.00% 2052[10,12]	1,720		1,602
	Uniform Mortgage-Backed Security 3.50% 2052[10,12]	1,927		1,851
	Uniform Mortgage-Backed Security 4.00% 2052[10,12]	11,242		11,051
	Uniform Mortgage-Backed Security 4.00% 2052[10,12]	531		523
	Uniform Mortgage-Backed Security 4.50% 2052[10,12]	7,550		7,550
	Uniform Mortgage-Backed Security 4.50% 2052[10,12]	5,351		5,362
	Uniform Mortgage-Backed Security 5.00% 2052[10,12]	3,606		3,664
	Uniform Mortgage-Backed Security 5.00% 2052[10,12]	1,050		1,069

				59,076

Collateralized mortgage-backed obligations (privately originated) 0.52%	Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 2048[1,10,11]	161		150
	Binom Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 2061[1,10,11]	91		87
	BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 2061[1,10]	95		89
	Cascade Funding Mortgage Trust, Series 2020-HB4, Class A, 0.946% 2030[1,10,11]	97		96
	Cascade Funding Mortgage Trust, Series 2021-HB7, Class A, 1.151% 2031[1,10,11]	153		150
	Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 2036[1,10,11]	122		120

American Funds Insurance Series	101

Capital Income Builder  (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)	CIM Trust, Series 2022-R2, Class A1, 3.75% 2061[1,10,11]	USD201	$195
	Citigroup Mortgage Loan Trust, Inc., Series 2020-EXP1, Class A1A, 1.804% 2060[1,10,11]	12	11
	Connecticut Avenue Securities, Series 2021-R01, Class 1M1, (30-day Average USD-SOFR + 0.75%) 1.676% 2041[1,10,11]	11	11
	Connecticut Avenue Securities, Series 2022-R04, Class 1M1, (30-day Average USD-SOFR + 2.00%) 2.926% 2042[1,10,11]	158	155
	Finance of America Structured Securities Trust, Series 2019-JR4, Class A, 2.00% 2069[1,10]	68	69
	Finance of America Structured Securities Trust, Series 2019-JR3, Class A, 2.00% 2069[1,10]	61	63
	Flagstar Mortgage Trust, Series 2021-10INV, Class A3, 2.50% 2051[1,10,11]	122	105
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class M3, (1-month USD-LIBOR + 4.70%) 6.324% 2028[10,11]	294	303
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, (30-day Average USD-SOFR + 2.00%) 2.926% 2042[1,10,11]	171	169
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1A, (30-day Average USD-SOFR + 2.20%) 3.126% 2042[1,10,11]	96	94
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA1, Class M2, (1-month USD-LIBOR + 1.70%) 3.324% 2050[1,10,11]	247	244
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class M2, (1-month USD-LIBOR + 1.85%) 3.474% 2050[1,10,11]	482	477
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA3, Class B1, (1-month USD-LIBOR + 5.10%) 6.724% 2050[1,10,11]	120	122
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class B1, (1-month USD-LIBOR + 6.00%) 7.624% 2050[1,10,11]	175	183
	Home Partners of America Trust, Series 2022-1, Class A, 3.93% 2039[1,10]	202	197
	Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 2059[1,10,11]	137	137
	Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 2061[1,10,11]	83	79
	Legacy Mortgage Asset Trust, Series 2022-GS1, Class A1, 4.00% 2061 (7.00% on 4/25/2025)[1,3,10,13]	215	208
	Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 2067 (5.25% on 11/25/2024)[1,10,13]	141	132
	Mello Warehouse Securitization Trust, Series 2020-2, Class A, (1-month USD-LIBOR + 0.80%) 2.424% 2053[1,10,11]	105	104
	Mello Warehouse Securitization Trust, Series 2021-3, Class A, (1-month USD-LIBOR + 0.85%) 2.474% 2055[1,10,11]	202	196
	MRA Issuance Trust, Series 2020-10, Class A3, (1-month USD-LIBOR + 1.30%) 2.10% 2022[1,10,11]	353	349
	NewRez Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD-LIBOR + 0.75%) 2.374% 2055[1,10,11]	281	278
	Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 2039[1,10]	100	95
	Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 2031[1,10,11]	90	86
	Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 2056[1,10,11]	29	29
	Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 2057[1,10,11]	47	46
	Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 2057[1,10,11]	26	25
	Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 2058[1,10,11]	57	56
	Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 2058[1,10,11]	28	28
	Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 2060[1,10]	516	476
	Treehouse Park Improvement Association No.1 - Anleihen 9.75% 2033[1,3,4]	100	88
	Tricon Residential, Series 2021-SFR1, Class A, 1.943% 2038[1,10]	196	179

			5,681

102	American Funds Insurance Series

Capital Income Builder  (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Mortgage-backed obligations (continued)
Commercial mortgage-backed securities 0.34%	Boca Commercial Mortgage Trust, Series 2022-BOCA, Class A, (1-month USD CME Term SOFR + 1.767%) 2.27% 2039[1,10,11]	USD110	$108
	BPR Trust, Series 2022-OANA, Class A, (1-month USD CME Term SOFR + 1.898%) 3.177% 2037[1,10,11]	329	323
	BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.11%) 2.865% 2027[1,10,11]	332	329
	BX Trust, Series 2021-VOLT, Class A, (1-month USD-LIBOR + 0.70%) 2.024% 2036[1,10,11]	548	529
	BX Trust, Series 2021-ARIA, Class A, (1-month USD-LIBOR + 0.899%) 2.223% 2036[1,10,11]	266	251
	BX Trust, Series 2021-ARIA, Class C, (1-month USD-LIBOR + 1.646%) 2.97% 2036[1,10,11]	100	93
	BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 2.825% 2037[1,10,11]	166	162
	BX Trust, Series 2021-SOAR, Class A, (1-month USD-LIBOR + 0.67%) 1.994% 2038[1,10,11]	173	166
	BX Trust, Series 2021-SOAR, Class D, (1-month USD-LIBOR + 1.40%) 2.724% 2038[1,10,11]	99	94
	BX Trust, Series 2021-ACNT, Class C, (1-month USD-LIBOR + 1.50%) 2.825% 2038[1,10,11]	100	95
	Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD-LIBOR + 1.08%) 2.405% 2038[1,10,11]	99	97
	GS Mortgage Securities Trust, Series 2018-HULA, Class A, 2.244% 2025[1,10,11]	229	224
	Hawaii Hotel Trust, Series 2019-MAUI, Class A, (1-month USD-LIBOR + 1.15%) 2.474% 2038[1,10,11]	300	292
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.45% 2039[1,10,11]	100	89
	La Quinta Mortgage Trust, Series 2022-LAQ, Class A, (1-month USD CME Term SOFR + 1.724%) 3.058% 2039[1,10,11]	193	188
	LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class A, (1-month USD-LIBOR + 1.05%) 2.374% 2038[1,10,11]	179	173
	Multi Family Connecticut Avenue Securities, Series 2019-1, Class M10, (1-month USD-LIBOR + 3.25%) 4.874% 2049[1,10,11]	150	140
	SREIT Trust, Series 2021-MFP, Class A, (1-month USD-LIBOR + 0.731%) 2.055% 2038[1,10,11]	361	344

			3,697

	Total mortgage-backed obligations		68,454

Corporate bonds, notes & loans 1.83%
Energy 0.35%	Apache Corp. 4.25% 2030	385	342
	Baker Hughes Co. 2.061% 2026	8	7
	BP Capital Markets America, Inc. 3.633% 2030	360	341
	Cenovus Energy, Inc. 5.40% 2047	75	72
	Diamondback Energy, Inc. 4.25% 2052	57	48
	Energy Transfer Operating LP 5.00% 2050	66	56
	Energy Transfer Partners LP 5.30% 2047	14	12
	EQT Corp. 5.00% 2029	35	34
	EQT Corp. 3.625% 2031[1]	20	17
	Equinor ASA 2.375% 2030	365	320
	Exxon Mobil Corp. 2.995% 2039	200	164
	MPLX LP 5.50% 2049	625	581
	New Fortress Energy, Inc. 6.50% 2026[1]	80	73
	NGL Energy Operating, LLC 7.50% 2026[1]	80	72
	ONEOK, Inc. 3.10% 2030	42	36
	ONEOK, Inc. 4.95% 2047	51	44
	ONEOK, Inc. 7.15% 2051	97	103
	Pemex Project Funding Master Trust, Series 13, 6.625% 2035	150	103
	Petróleos Mexicanos 6.50% 2029	20	16
	Petróleos Mexicanos 8.75% 2029[1]	222	201

American Funds Insurance Series	103

Capital Income Builder  (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)
Energy (continued)	Petróleos Mexicanos 7.69% 2050	USD75	$50
	Sabine Pass Liquefaction, LLC 4.50% 2030	142	136
	Shell International Finance BV 2.00% 2024	420	408
	TransCanada Corp. 5.875% 2076 (3-month USD-LIBOR + 4.64% on 8/15/2026)[13]	540	515
	TransCanada PipeLines, Ltd. 5.10% 2049	150	149

			3,900

Health care 0.31%	AbbVie, Inc. 3.20% 2029	25	23
	AbbVie, Inc. 4.25% 2049	39	35
	Amgen, Inc. 3.35% 2032	36	33
	Amgen, Inc. 4.20% 2052	19	17
	AstraZeneca PLC 3.375% 2025	200	198
	AstraZeneca PLC 3.00% 2051	11	9
	Centene Corp. 4.625% 2029	530	496
	Centene Corp. 3.375% 2030	179	152
	Centene Corp. 2.625% 2031	40	32
	Gilead Sciences, Inc. 1.65% 2030	8	7
	HCA, Inc. 3.625% 2032[1]	16	14
	Humana, Inc. 3.70% 2029	12	11
	Merck & Co., Inc. 1.70% 2027	118	107
	Merck & Co., Inc. 3.40% 2029	110	106
	Merck & Co., Inc. 2.15% 2031	168	145
	Pfizer, Inc. 2.70% 2050	425	324
	Regeneron Pharmaceuticals, Inc. 1.75% 2030	8	6
	Regeneron Pharmaceuticals, Inc. 2.80% 2050	2	1
	Shire PLC 3.20% 2026	270	260
	Teva Pharmaceutical Finance Co. BV 6.00% 2024	700	691
	Teva Pharmaceutical Finance Co. BV 3.15% 2026	650	535
	Teva Pharmaceutical Finance Co. BV 4.10% 2046	300	188

			3,390

Consumer discretionary 0.25%	Bayerische Motoren Werke AG 3.45% 2027[1]	25	24
	Bayerische Motoren Werke AG 4.15% 2030[1]	290	285
	Bayerische Motoren Werke AG 3.70% 2032[1]	25	24
	Daimler Trucks Finance North America, LLC 1.125% 2023[1]	495	476
	Daimler Trucks Finance North America, LLC 1.625% 2024[1]	175	165
	Daimler Trucks Finance North America, LLC 2.375% 2028[1]	150	129
	Daimler Trucks Finance North America, LLC 2.50% 2031[1]	150	122
	Ford Motor Co. 2.30% 2025	200	180
	Ford Motor Credit Company, LLC 5.125% 2025	200	191
	Grand Canyon University 4.125% 2024	200	191
	Royal Caribbean Cruises, Ltd. 10.875% 2023[1]	250	251
	Royal Caribbean Cruises, Ltd. 11.50% 2025[1]	160	165
	Toyota Motor Credit Corp. 2.15% 2022	505	505

			2,708

Utilities 0.23%	AEP Transmission Co., LLC 3.80% 2049	45	39
	Edison International 4.125% 2028	132	123
	FirstEnergy Corp. 2.25% 2030	107	85
	FirstEnergy Corp. 2.65% 2030	493	408
	Pacific Gas and Electric Co. 3.25% 2024	1,025	999
	Pacific Gas and Electric Co. 2.95% 2026	97	88
	Pacific Gas and Electric Co. 3.75% 2028	105	93
	Pacific Gas and Electric Co. 4.65% 2028	284	263

104	American Funds Insurance Series

Capital Income Builder  (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)
Utilities (continued)	Pacific Gas and Electric Co. 2.50% 2031	USD375	$287
	Southern California Edison Co., Series C, 3.60% 2045	206	156
	Union Electric Co. 3.90% 2052	25	22

			2,563

Communication services 0.23%	América Móvil, SAB de CV, 8.46% 2036	MXN1,300	55
	AT&T, Inc. 3.50% 2041	USD75	60
	CCO Holdings, LLC and CCO Holdings Capital Corp. 4.25% 2031[1]	360	294
	CCO Holdings, LLC and CCO Holdings Capital Corp. 4.75% 2032[1]	25	21
	CCO Holdings, LLC and CCO Holdings Capital Corp. 4.25% 2034[1]	175	136
	Magallanes, Inc. 4.279% 2032[1]	36	32
	Magallanes, Inc. 5.05% 2042[1]	47	40
	Magallanes, Inc. 5.141% 2052[1]	63	53
	Netflix, Inc. 4.875% 2028	150	141
	SBA Tower Trust 1.631% 2026[1]	253	227
	Sprint Corp. 6.875% 2028	325	343
	Sprint Corp. 8.75% 2032	275	332
	T-Mobile US, Inc. 3.875% 2030	625	584
	Verizon Communications, Inc. 2.355% 2032	126	105
	Walt Disney Company 4.625% 2040	120	117

			2,540

Financials 0.15%	AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.30% 2032	150	120
	Bank of America Corp. 1.922% 2031 (USD-SOFR + 1.37% on 10/24/2030)[13]	231	185
	Charles Schwab Corp. 2.45% 2027	25	23
	Citigroup, Inc. 3.057% 2033 (USD-SOFR + 1.351% on 1/25/2032)[13]	35	30
	CME Group, Inc. 2.65% 2032	50	44
	Corebridge Financial, Inc. 3.85% 2029[1]	180	166
	Corebridge Financial, Inc. 3.90% 2032[1]	32	29
	Corebridge Financial, Inc. 4.35% 2042[1]	7	6
	Corebridge Financial, Inc. 4.40% 2052[1]	49	41
	Danske Bank AS 4.298% 2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[1,13]	200	190
	Goldman Sachs Group, Inc. 2.65% 2032 (USD-SOFR + 1.264% on 10/21/2031)[13]	75	62
	Goldman Sachs Group, Inc. 3.102% 2033 (USD-SOFR + 1.41% on 2/24/2032)[13]	40	34
	Intercontinental Exchange, Inc. 4.60% 2033	18	18
	Intercontinental Exchange, Inc. 4.95% 2052	16	16
	JPMorgan Chase & Co. 1.953% 2032 (USD-SOFR + 1.065% on 2/4/2031)[13]	227	182
	JPMorgan Chase & Co. 2.963% 2033 (USD-SOFR + 1.26% on 1/25/2032)[13]	17	15
	JPMorgan Chase & Co., Series I, (3-month USD-LIBOR + 3.47%) 4.709% junior subordinated perpetual bonds[11]	105	100
	Navient Corp. 5.00% 2027	150	123
	New York Life Global Funding 3.00% 2028[1]	150	142
	SVB Financial Group 4.70% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.064% on 11/15/2031)[13]	38	29
	Wells Fargo & Company 3.35% 2033 (USD-SOFR + 1.50% on 3/2/2032)[13]	105	93

			1,648

Consumer staples 0.10%	7-Eleven, Inc. 0.80% 2024[1]	50	47
	7-Eleven, Inc. 0.95% 2026[1]	60	53
	7-Eleven, Inc. 1.30% 2028[1]	45	38
	7-Eleven, Inc. 1.80% 2031[1]	325	254
	Altria Group, Inc. 3.70% 2051	25	16
	British American Tobacco PLC 4.70% 2027	105	103
	British American Tobacco PLC 4.448% 2028	150	142
	British American Tobacco PLC 4.54% 2047	82	60

American Funds Insurance Series	105

Capital Income Builder  (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)
Consumer staples (continued)	British American Tobacco PLC 4.758% 2049	USD121	$92
	Kraft Heinz Company 3.00% 2026	93	88
	Kraft Heinz Company 4.875% 2049	170	150
	Kraft Heinz Company 5.50% 2050	75	72

			1,115

Industrials 0.09%	Boeing Company 4.508% 2023	270	271
	Boeing Company 2.75% 2026	91	85
	Boeing Company 5.15% 2030	284	273
	Boeing Company 5.805% 2050	95	87
	Canadian Pacific Railway, Ltd. 2.45% 2031	78	67
	Canadian Pacific Railway, Ltd. 3.10% 2051	102	75
	CSX Corp. 4.75% 2048	50	49
	Masco Corp. 3.125% 2051	10	7
	Union Pacific Corp. 2.80% 2032	17	15
	Union Pacific Corp. 3.50% 2053	20	16

			945

Information technology 0.07%	Broadcom, Inc. 4.00% 2029[1]	6	6
	Broadcom, Inc. 4.15% 2032[1]	11	10
	Broadcom, Inc. 3.75% 2051[1]	91	68
	Lenovo Group, Ltd. 5.875% 2025	400	412
	Oracle Corp. 2.875% 2031	140	115
	Oracle Corp. 3.60% 2050	150	104
	ServiceNow, Inc. 1.40% 2030	130	102

			817

Materials 0.03%	Dow Chemical Co. 3.60% 2050	75	57
	International Flavors & Fragrances, Inc. 1.832% 2027[1]	100	86
	International Flavors & Fragrances, Inc. 3.468% 2050[1]	10	7
	LYB International Finance III, LLC 4.20% 2050	49	40
	LYB International Finance III, LLC 3.625% 2051	102	76
	South32 Treasury (USA), Ltd. 4.35% 2032[1]	14	13

			279

Real estate 0.02%	American Tower Corp. 4.05% 2032	11	10
	Equinix, Inc. 1.55% 2028	25	21
	Equinix, Inc. 3.20% 2029	144	128
	Equinix, Inc. 2.50% 2031	47	38

			197

	Total corporate bonds, notes & loans		20,102

Asset-backed obligations 0.68%
	Aesop Funding, LLC, Series 2020-2, Class A, 2.02% 2027[1,10]	197	181
	Aesop Funding, LLC, Series 2020-2A, Class B, 2.96% 2027[1,10]	100	94
	Affirm Asset Securitization Trust, Series 2022-X1, Class A, 1.75% 2027[1,10]	178	175
	American Homes 4 Rent, Series 2014-SFR2, Class A, 3.786% 2036[1,10]	86	86
	American Homes 4 Rent, Series 2015-SFR2, Class A, 3.732% 2052[1,10]	88	87
	American Homes 4 Rent, Series 2015-SFR2, Class B, 4.295% 2052[1,10]	100	99
	AmeriCredit Automobile Receivables Trust, Series 2022-2, Class A2B, (30-day Average USD-SOFR + 1.15%) 1.927% 2025[10,11]	150	150
	Bankers Healthcare Group Securitization Trust, Series 2022-A, Class A, 1.71% 2035[1,10]	91	87
	CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 2060[1,10]	359	326
	CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 2060[1,10]	90	77
	CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 2060[1,10]	92	83

106	American Funds Insurance Series

Capital Income Builder  (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Asset-backed obligations (continued)
	CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 2060[1,10]	USD92	$79
	CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 2061[1,10]	323	285
	Exeter Automobile Receivables Trust, Series 2022-3A, Class A2, 3.45% 2024[10]	63	63
	FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 2039[1,10]	132	130
	Ford Credit Auto Owner Trust, Series 2022-B, Class A2B, (30-day Average USD-SOFR + 0.60%) 1.252% 2025[10,11]	73	73
	Freedom Financial, Series 2022-1FP, Class A, 0.94% 2029[1,10]	72	71
	GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 2045[1,10]	566	523
	GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 2046[1,10]	91	81
	Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 2039[1,10]	145	140
	Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 2025[1,10]	247	231
	Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 2025[1,10]	100	93
	Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 2027[1,10]	268	237
	Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 2027[1,10]	100	89
	Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 2027[1,10]	100	88
	Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 2069[1,10]	51	47
	Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 2069[1,10]	156	144
	Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 2062[1,10]	236	219
	Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 2062[1,10]	471	437
	Nelnet Student Loan Trust, Series 2021-C, Class AFL, (1-month USD-LIBOR + 0.74%) 2.335% 2062[1,10,11]	248	242
	New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 2061[1,10]	935	817
	Nissan Auto Lease Trust, Series 2021-A, Class A3, 0.52% 2024[10]	199	193
	Nissan Auto Lease Trust, Series 2022-A, Class A2B, (30-day Average USD-SOFR + 0.60%) 1.113% 2024[10,11]	250	246
	OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class A, 1.59% 2027[1,10]	100	91
	Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 2031[1,10]	100	93
	SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 2053[1,10]	84	74
	Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2033[1,10]	224	209
	Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 2034[1,10,11]	335	304
	Verizon Master Trust, Series 2022-3, Class A, 3.01% 2027 (3.76% on 11/20/2023)[10,13]	160	159
	Volkswagen Auto Lease Trust, Series 2022-A, Class A2, 3.02% 2024[10]	110	109
	Westlake Automobile Receivables Trust, Series 2022-2A, Class A2A, 3.36% 2025[1,10]	494	492

			7,504

Bonds & notes of governments & government agencies outside the U.S. 0.07%
	Peru (Republic of) 2.783% 2031	190	162
	Portuguese Republic 5.125% 2024	18	19
	Qatar (State of) 4.50% 2028	200	207
	Saudi Arabia (Kingdom of) 3.625% 2028	200	198
	United Mexican States 3.25% 2030	200	176

			762

Municipals 0.02%
California 0.00%	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 2.746% 2034	15	13

Illinois 0.02%	G.O. Bonds, Pension Funding, Series 2003, 5.10% 2033	225	227

	Total municipals		240

	Total bonds, notes & other debt instruments (cost: $210,549,000)		200,954

American Funds Insurance Series	107

Capital Income Builder  (continued)

Short-term securities 10.25%	Shares	Value (000)

Money market investments 9.10%
Capital Group Central Cash Fund 1.38%[7,14]	999,523	$99,932

Money market investments purchased with collateral from securities on loan 1.15%
Capital Group Central Cash Fund 1.38%[7,14,15]	35,799	3,579
Goldman Sachs Financial Square Government Fund, Institutional Shares 1.39%[14,15]	1,889,762	1,890
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 1.38%[14,15]	1,789,584	1,790
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 1.38%[14,15]	1,789,585	1,790
BlackRock Liquidity Funds – FedFund, Institutional Shares 1.32%[14,15]	1,789,584	1,789
State Street Institutional U.S. Government Money Market Fund, Institutional Class 1.40%[14,15]	1,789,585	1,789

		12,627

Total short-term securities (cost: $112,575,000)		112,559

Total investment securities 104.64% (cost: $1,052,874,000)		1,148,574

Other assets less liabilities (4.64)%		(50,964)

Net assets 100.00%		$1,097,610

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2022 (000)
30 Day Federal Funds Futures	Long	64	September 2022	USD26,065	$8
90 Day Eurodollar Futures	Long	94	September 2022	22,747	(611)
2 Year U.S. Treasury Note Futures	Short	34	September 2022	(7,141)	(68)
5 Year U.S. Treasury Note Futures	Long	129	September 2022	14,480	7
10 Year Ultra U.S. Treasury Note Futures	Long	37	September 2022	4,713	(67)
10 Year U.S. Treasury Note Futures	Long	25	September 2022	2,963	(34)
20 Year U.S. Treasury Bond Futures	Long	11	September 2022	1,525	(21)
30 Year Ultra U.S. Treasury Bond Futures	Long	67	September 2022	10,341	(241)

					$(1,027)

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

Receive		Pay					Upfront	Unrealized
					Notional	Value at	premium	appreciation
	Payment		Payment	Expiration	amount	6/30/2022	paid	at 6/30/2022
Rate	frequency	Rate	frequency	date	(000)	(000)	(000)	(000)

3.5291%	Annual	U.S. EFFR	Annual	6/16/2024	USD5,635	$ 57	$–	$ 57
3.497%	Annual	U.S. EFFR	Annual	6/16/2024	5,600	53	–	53
3.52647%	Annual	U.S. EFFR	Annual	6/16/2024	5,215	52	–	52
3.4325%	Annual	U.S. EFFR	Annual	6/17/2024	4,100	34	–	34
3.4585%	Annual	U.S. EFFR	Annual	6/17/2024	898	8	–	8

108	American Funds Insurance Series

Capital Income Builder  (continued)

Swap contracts (continued)

Interest rate swaps (continued)

Centrally cleared interest rate swaps (continued)

							Upfront	Unrealized
Receive		Pay			Notional	Value at	premium	appreciation
	Payment		Payment	Expiration	amount	6/30/2022	paid	at 6/30/2022
Rate	frequency	Rate	frequency	date	(000)	(000)	(000)	(000)
3-month USD-LIBOR	Quarterly	0.5935%	Semi-annual	5/18/2030	USD7,200	$1,224	$–	$1,224
3-month USD-LIBOR	Quarterly	0.807%	Semi-annual	5/18/2050	805	329	–	329

						$1,757	$–	$1,757

Credit default swaps

Centrally cleared credit default swaps on credit indices – sell protection

Financing rate received	Payment frequency	Reference index	Expiration date	Notional amount (000)	Value at 6/30/2022 (000)	Upfront premium paid (000)	Unrealized depreciation at 6/30/2022 (000)
5.00%	Quarterly	CDX.NA.HY.38	6/20/2027	USD6,138	$(185)	$174	$(359)

Investments in affiliates[7]

	Value of affiliates at 1/1/2022 (000)	Additions (000)		Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliates at 6/30/2022 (000)	Dividend income (000)
Investment funds 2.62%
Capital Group Central Corporate Bond Fund	$30,304	$ 3,186		$ –	$–	$(4,738)	$28,752	$402
Short-term securities 9.43%
Money market investments 9.10%
Capital Group Central Cash Fund 1.38%[14]	42,892	156,994		99,931	(4)	(19)	99,932	185
Money market investments purchased with collateral from securities on loan 0.33%
Capital Group Central Cash Fund 1.38%[14,15]	1,954	1,625	[16]				3,579	–	[17]
Total short-term securities							103,511
Total 12.05%					$(4)	$(4,757)	$132,263	$587

American Funds Insurance Series	109

Capital Income Builder  (continued)

[1]

Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $20,860,000, which represented 1.90% of the net assets of the fund.

[2]

All or a portion of this security was on loan. The total value of all such securities was $13,384,000, which represented 1.22% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $720,000, which represented .07% of the net assets of the fund.

[4]	Value determined using significant unobservable inputs.
[5]	Security did not produce income during the last 12 months.
[6]	Amount less than one thousand.

[7]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

[8]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $1,776,000, which represented .16% of the net assets of the fund.

[9]	Index-linked bond whose principal amount moves with a government price index.

[10]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

[11]

Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[12]	Purchased on a TBA basis.

[13]	Step bond; coupon rate may change at a later date.

[14]	Rate represents the seven-day yield at 6/30/2022.

[15]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

[16]	Represents net activity. Refer to Note 5 for more information on securities lending.

[17]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviations

ADR = American Depositary Receipts

Assn. = Association

CAD = Canadian dollars

CDI = CREST Depository Interest

CME = CME Group

EFFR = Effective Federal Funds Rate

EUR = Euros

G.O. = General Obligation

GBP = British pounds

GDR = Global Depositary Receipts

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

REIT = Real Estate Investment Trust

SDR = Swedish Depositary Receipts

SOFR = Secured Overnight Financing Rate

TBA = To be announced

USD = U.S. dollars

Refer to the notes to financial statements.

110	American Funds Insurance Series

Asset Allocation Fund
Investment portfolio June 30, 2022	unaudited

Common stocks 66.90%		Shares	Value (000)
Health care 11.72%	UnitedHealth Group, Inc.	1,060,800	$544,859
	Johnson & Johnson	2,330,000	413,598
	Humana, Inc.	522,000	244,333
	Cigna Corp.	900,000	237,168
	Pfizer, Inc.	3,387,556	177,610
	Abbott Laboratories	1,600,000	173,840
	CVS Health Corp.	1,813,000	167,993
	Vertex Pharmaceuticals, Inc.[1]	555,500	156,534
	Eli Lilly and Company	400,469	129,844
	Regeneron Pharmaceuticals, Inc.[1]	214,600	126,856
	AbbVie, Inc.	821,978	125,894
	Gilead Sciences, Inc.	1,845,000	114,039
	Bristol-Myers Squibb Company	1,117,017	86,010
	Thermo Fisher Scientific, Inc.	116,000	63,020
	Centene Corp.[1]	531,513	44,971
	AbCellera Biologics, Inc.[1,2]	2,676,672	28,507
	Alnylam Pharmaceuticals, Inc.[1]	188,334	27,469
	Rotech Healthcare, Inc.[1,3,4,5]	184,138	18,782
	Zoetis, Inc., Class A	95,618	16,436
	Horizon Therapeutics PLC[1]	192,328	15,340
	Ultragenyx Pharmaceutical, Inc.[1]	217,400	12,970

			2,926,073

Information technology 10.33%	Microsoft Corp.	3,906,015	1,003,182
	Broadcom, Inc.	1,536,813	746,599
	Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	2,930,000	239,528
	ASML Holding NV (New York registered) (ADR)	341,764	162,639
	MKS Instruments, Inc.	1,500,000	153,945
	Mastercard, Inc., Class A	195,977	61,827
	NVIDIA Corp.	332,696	50,433
	MicroStrategy, Inc., Class A1,2	203,897	33,500
	Paychex, Inc.	240,000	27,329
	DocuSign, Inc.[1]	440,000	25,247
	Apple, Inc.	150,000	20,508
	GoDaddy, Inc., Class A1	281,000	19,546
	KLA Corp.	49,000	15,635
	Applied Materials, Inc.	135,000	12,282
	Adobe, Inc.[1]	15,500	5,674

			2,577,874

Financials 9.61%	CME Group, Inc., Class A	977,200	200,033
	Apollo Asset Management, Inc.	3,886,410	188,413
	Chubb, Ltd.	800,000	157,264
	First Republic Bank	1,000,000	144,200
	Aon PLC, Class A	489,000	131,874
	Toronto-Dominion Bank (CAD denominated)	1,996,383	130,916
	Capital One Financial Corp.	1,150,000	119,818
	Synchrony Financial	4,100,000	113,242
	JPMorgan Chase & Co.	998,100	112,396
	Bank of America Corp.	3,500,000	108,955
	Western Alliance Bancorporation	1,182,849	83,509
	Intercontinental Exchange, Inc.	776,000	72,975
	SLM Corp.	4,530,000	72,208
	KKR & Co., Inc.	1,497,000	69,296
	Blue Owl Capital, Inc., Class A2	6,623,054	66,429
	Wells Fargo & Company	1,570,000	61,497
	M&T Bank Corp.	375,000	59,771
	Ares Management Corp., Class A	1,015,403	57,736
	Nasdaq, Inc.	370,100	56,455
	Brookfield Asset Management, Inc., Class A	1,260,000	56,032

American Funds Insurance Series	111

Asset Allocation Fund  (continued)

Common stocks (continued)		Shares	Value (000)
Financials (continued)	Signature Bank	271,435	$48,644
	Fifth Third Bancorp	1,191,000	40,018
	S&P Global, Inc.	118,700	40,009
	The Bank of N.T. Butterfield & Son, Ltd.	1,120,585	34,951
	Citizens Financial Group, Inc.	940,000	33,549
	EQT AB	1,446,647	29,612
	Antin Infrastructure Partners SA	1,243,300	29,342
	Blackstone, Inc., nonvoting shares	237,500	21,667
	Bridgepoint Group PLC	5,809,554	17,086
	Progressive Corp.	105,000	12,208
	OneMain Holdings, Inc.	300,000	11,214
	Islandsbanki hf.	9,555,235	8,663
	Hong Kong Exchanges and Clearing, Ltd.	170,000	8,363
	Jonah Energy Parent, LLC[3,4]	32,117	2,061
	Sberbank of Russia PJSC[1,3,4,6]	8,880,000	–	[7]

			2,400,406

Consumer discretionary 7.83%	Aramark	11,375,152	348,421
	Home Depot, Inc.	1,226,200	336,310
	Amazon.com, Inc.[1]	2,371,740	251,903
	Dollar General Corp.	736,909	180,867
	LVMH Moët Hennessy-Louis Vuitton SE	224,596	136,912
	Booking Holdings, Inc.[1]	72,045	126,006
	General Motors Company[1]	3,750,000	119,100
	Target Corp.	750,000	105,922
	Lear Corp.	800,000	100,712
	D.R. Horton, Inc.	870,000	57,585
	Etsy, Inc.[1]	742,289	54,343
	Royal Caribbean Cruises, Ltd.[1]	1,470,324	51,329
	YUM! Brands, Inc.	277,000	31,442
	Xpeng, Inc., Class A (ADR)[1]	703,800	22,339
	Darden Restaurants, Inc.	142,000	16,063
	Chipotle Mexican Grill, Inc.[1]	5,800	7,582
	Dr. Martens PLC	2,375,000	6,863

			1,953,699

Consumer staples 5.92%	Philip Morris International, Inc.	8,992,421	887,912
	British American Tobacco PLC (ADR)	2,634,146	113,031
	British American Tobacco PLC	1,400,000	59,980
	Nestlé SA	1,300,000	151,754
	Archer Daniels Midland Company	1,880,000	145,888
	Altria Group, Inc.	1,570,000	65,579
	Avenue Supermarts, Ltd.[1]	970,539	41,860
	Costco Wholesale Corp.	26,000	12,461

			1,478,465

Industrials 5.63%	Northrop Grumman Corp.	853,553	408,485
	L3Harris Technologies, Inc.	1,194,000	288,590
	Lockheed Martin Corp.	644,500	277,109
	Boeing Company[1]	820,000	112,110
	Caterpillar, Inc.	618,000	110,474
	CSX Corp.	2,628,369	76,380
	Raytheon Technologies Corp.	395,000	37,963
	Storskogen Group AB, Class B2	23,562,528	33,329
	AMETEK, Inc.	140,000	15,385
	Cintas Corp.	40,000	14,941

112	American Funds Insurance Series

Asset Allocation Fund  (continued)

Common stocks (continued)		Shares	Value (000)
Industrials (continued)	Copart, Inc.[1]	116,000	$12,605
	Chart Industries, Inc.[1]	68,000	11,382
	Air Lease Corp., Class A	220,000	7,355

			1,406,108

Communication services 5.09%	Alphabet, Inc., Class C1	194,843	426,209
	Alphabet, Inc., Class A1	8,450	18,415
	Charter Communications, Inc., Class A1	821,000	384,663
	Meta Platforms, Inc., Class A1	1,506,948	242,995
	Comcast Corp., Class A	3,307,000	129,767
	Activision Blizzard, Inc.	447,541	34,846
	Netflix, Inc.[1]	168,491	29,464
	Electronic Arts, Inc.	35,000	4,258

			1,270,617

Materials 4.17%	Corteva, Inc.	3,900,000	211,146
	Vale SA, ordinary nominative shares	7,201,887	105,356
	Mosaic Co.	1,940,000	91,626
	Royal Gold, Inc.	845,000	90,229
	Nucor Corp.	812,700	84,854
	LyondellBasell Industries NV	850,000	74,341
	Rio Tinto PLC	1,175,000	70,322
	First Quantum Minerals, Ltd.	3,220,000	61,088
	Newmont Corp.	900,000	53,703
	Wheaton Precious Metals Corp.	1,353,000	48,749
	Franco-Nevada Corp.	347,089	45,657
	Allegheny Technologies, Inc.[1]	1,750,000	39,742
	Nutrien, Ltd. (CAD denominated)	400,272	31,877
	Air Products and Chemicals, Inc.	84,000	20,200
	Sherwin-Williams Company	54,700	12,248

			1,041,138

Energy 3.43%	Canadian Natural Resources, Ltd. (CAD denominated)	7,565,100	406,524
	Pioneer Natural Resources Company	782,000	174,448
	Cenovus Energy, Inc. (CAD denominated)	6,000,000	114,155
	Hess Corp.	400,000	42,376
	Chevron Corp.	270,000	39,091
	ConocoPhillips	402,000	36,104
	TC Energy Corp.	631,700	32,728
	Equitrans Midstream Corp.	1,060,000	6,742
	Chesapeake Energy Corp.	30,189	2,448
	Diamond Offshore Drilling, Inc.[1,2]	247,104	1,455
	Diamond Offshore Drilling, Inc.[1,6]	86,354	509
	McDermott International, Ltd.[1,3,4]	40,219	23
	Bighorn Permian Resources, LLC[1,3,4]	4,392	23
	Constellation Oil Services Holding SA, Class B-1[1,3,4]	480,336	–	[7]

			856,626

Real estate 2.25%	VICI Properties, Inc. REIT	11,720,160	349,144
	Gaming and Leisure Properties, Inc. REIT	2,595,400	119,025
	STORE Capital Corp. REIT	2,200,000	57,376
	Crown Castle International Corp. REIT	166,000	27,951
	Equinix, Inc. REIT	12,700	8,344

			561,840

American Funds Insurance Series	113

Asset Allocation Fund  (continued)

Common stocks (continued)		Shares	Value (000)
Utilities 0.92%	Enel SpA	20,400,000	$111,594
	Exelon Corp.	1,195,231	54,168
	CenterPoint Energy, Inc.	1,197,782	35,430
	Evergy, Inc.	298,000	19,445
	Constellation Energy Corp.	138,666	7,940

			228,577

	Total common stocks (cost: $12,391,314,000)		16,701,423

Preferred securities 0.00%
Industrials 0.00%	ACR III LSC Holdings, LLC, Series B, preferred shares[1,3,4,6]	450	144

	Total preferred securities (cost: $466,000)		144

Rights & warrants 0.00%
Energy 0.00%	Constellation Oil Services Holding SA, Class D, warrants[1,3,4]	4	—	[7]

	Total rights & warrants (cost: $0)		—	[7]

Convertible stocks 0.20%
Health care 0.20%	Carbon Health Technologies, Inc., convertible preferred shares, 1.00% 2024[3,4,5]	50,000	50,000

	Total convertible stocks (cost: $50,000,000)		50,000

Investment funds 5.58%
	Capital Group Central Corporate Bond Fund[8]	165,135,085	1,393,740

	Total investment funds (cost: $1,663,339,000)		1,393,740

Bonds, notes & other debt instruments 22.54%		Principal amount (000)

U.S. Treasury bonds & notes 8.05%
U.S. Treasury 5.58%	U.S. Treasury 1.375% 2022	USD280	280
	U.S. Treasury 1.625% 2022	94	94
	U.S. Treasury 0.125% 2023	44,825	44,081
	U.S. Treasury 2.25% 2023	5,000	4,948
	U.S. Treasury 2.375% 2023	5,000	4,994
	U.S. Treasury 2.75% 2023	15,000	14,988
	U.S. Treasury 1.00% 2024	10,725	10,214
	U.S. Treasury 1.50% 2024	907	877
	U.S. Treasury 2.25% 2024	5,000	4,945
	U.S. Treasury 2.50% 2024	239,179	237,066
	U.S. Treasury 2.50% 2024	700	694
	U.S. Treasury 3.00% 2024	16,500	16,515
	U.S. Treasury 0.25% 2025	23,812	21,979
	U.S. Treasury 2.50% 2025	3,500	3,455
	U.S. Treasury 2.75% 2025	3,229	3,205
	U.S. Treasury 2.875% 2025	2,724	2,714
	U.S. Treasury 3.00% 2025	10,000	9,985
	U.S. Treasury 0.375% 2026	75,000	68,192
	U.S. Treasury 0.50% 2026	42,515	38,755
	U.S. Treasury 0.75% 2026	16,833	15,431
	U.S. Treasury 0.75% 2026	52	47
	U.S. Treasury 0.875% 2026	565	516
	U.S. Treasury 1.125% 2026	471	434

114	American Funds Insurance Series

Asset Allocation Fund  (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)	U.S. Treasury 1.50% 2026	USD500	$470
	U.S. Treasury 1.625% 2026	35,000	32,935
	U.S. Treasury 1.625% 2026	7,000	6,656
	U.S. Treasury 1.625% 2026	1,500	1,422
	U.S. Treasury 0.50% 2027	36,300	31,990
	U.S. Treasury 0.625% 2027	7,109	6,228
	U.S. Treasury 1.125% 2027	762	698
	U.S. Treasury 2.375% 2027	880	852
	U.S. Treasury 2.625% 2027	105,393	103,390
	U.S. Treasury 1.25% 2028	3,142	2,813
	U.S. Treasury 1.375% 2028	10,900	9,819
	U.S. Treasury 1.50% 2028	50,000	45,377
	U.S. Treasury 2.875% 2028	5,217	5,154
	U.S. Treasury 2.875% 2029	50,000	49,389
	U.S. Treasury 0.625% 2030	20,225	16,856
	U.S. Treasury 1.50% 2030	36,651	32,903
	U.S. Treasury 2.875% 2032[9]	206,475	204,015
	U.S. Treasury 1.125% 2040	62,775	43,559
	U.S. Treasury 1.375% 2040[9]	52,695	37,810
	U.S. Treasury 1.75% 2041	47,854	36,257
	U.S. Treasury 2.00% 2041	1,181	934
	U.S. Treasury 2.375% 2042	9,305	7,857
	U.S. Treasury 3.25% 2042	10,694	10,393
	U.S. Treasury 2.50% 2046	3,755	3,174
	U.S. Treasury 3.00% 2047	9,355	8,718
	U.S. Treasury 3.00% 2048	336	316
	U.S. Treasury 2.25% 2049	15,000	12,253
	U.S. Treasury 1.375% 2050	12,500	8,194
	U.S. Treasury 2.00% 2050	13,825	10,674
	U.S. Treasury 2.00% 2051	1,356	1,044
	U.S. Treasury 2.375% 2051	4,758	4,001
	U.S. Treasury 2.25% 2052[9]	187,501	153,630

			1,394,190

U.S. Treasury inflation-protected securities 2.47%	U.S. Treasury Inflation-Protected Security 0.125% 2024[10]	95,764	96,387
	U.S. Treasury Inflation-Protected Security 0.125% 2024[10]	7,579	7,657
	U.S. Treasury Inflation-Protected Security 0.50% 2024[10]	21,407	21,715
	U.S. Treasury Inflation-Protected Security 0.625% 2024[10]	97,111	98,720
	U.S. Treasury Inflation-Protected Security 0.125% 2025[10]	25,738	25,752
	U.S. Treasury Inflation-Protected Security 0.125% 2025[10]	3,788	3,785
	U.S. Treasury Inflation-Protected Security 0.25% 2025[10]	24,408	24,560
	U.S. Treasury Inflation-Protected Security 0.375% 2025[10]	4,510	4,555
	U.S. Treasury Inflation-Protected Security 0.125% 2026[10]	117,121	115,994
	U.S. Treasury Inflation-Protected Security 0.125% 2026[10]	42,270	41,868
	U.S. Treasury Inflation-Protected Security 0.75% 2028[10]	20,152	20,324
	U.S. Treasury Inflation-Protected Security 0.875% 2029[10]	22,718	22,903
	U.S. Treasury Inflation-Protected Security 0.125% 2031[10]	26,261	24,919
	U.S. Treasury Inflation-Protected Security 0.125% 2032[10]	58,733	55,582
	U.S. Treasury Inflation-Protected Security 1.00% 2049[9,10]	53,507	51,174

			615,895

	Total U.S. Treasury bonds & notes		2,010,085

Mortgage-backed obligations 6.72%
Federal agency mortgage-backed obligations 6.11%	Fannie Mae Pool #AD7072 4.00% 2025[11]	2	2
	Fannie Mae Pool #AE2321 4.00% 2025[11]	1	1
	Fannie Mae Pool #AE3069 4.00% 2025[11]	1	1
	Fannie Mae Pool #AH6431 4.00% 2026[11]	228	230
	Fannie Mae Pool #890329 4.00% 2026[11]	35	35

American Funds Insurance Series	115

Asset Allocation Fund  (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)		Value (000)

Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)	Fannie Mae Pool #AH5618 4.00% 2026[11]	USD2		$2
	Fannie Mae Pool #AH0829 4.00% 2026[11]	2		2
	Fannie Mae Pool #MA1109 4.00% 2027[11]	3		3
	Fannie Mae Pool #MA3653 3.00% 2029[11]	16		15
	Fannie Mae Pool #AL8347 4.00% 2029[11]	244		247
	Fannie Mae Pool #254767 5.50% 2033[11]	226		242
	Fannie Mae Pool #555956 5.50% 2033[11]	146		156
	Fannie Mae Pool #BN1085 4.00% 2034[11]	431		438
	Fannie Mae Pool #BN3172 4.00% 2034[11]	167		169
	Fannie Mae Pool #AS8554 3.00% 2036[11]	6,381		6,242
	Fannie Mae Pool #929185 5.50% 2036[11]	398		426
	Fannie Mae Pool #893641 6.00% 2036[11]	796		872
	Fannie Mae Pool #893688 6.00% 2036[11]	168		184
	Fannie Mae Pool #907239 6.00% 2036[11]	56		61
	Fannie Mae Pool #AD0249 5.50% 2037[11]	120		129
	Fannie Mae Pool #190379 5.50% 2037[11]	61		65
	Fannie Mae Pool #924952 6.00% 2037[11]	908		995
	Fannie Mae Pool #888292 6.00% 2037[11]	600		657
	Fannie Mae Pool #928031 6.00% 2037[11]	69		75
	Fannie Mae Pool #888637 6.00% 2037[11]	11		12
	Fannie Mae Pool #AD0119 6.00% 2038[11]	1,024		1,123
	Fannie Mae Pool #AD0095 6.00% 2038[11]	757		830
	Fannie Mae Pool #995674 6.00% 2038[11]	338		370
	Fannie Mae Pool #AE0021 6.00% 2038[11]	302		331
	Fannie Mae Pool #AL7164 6.00% 2038[11]	202		216
	Fannie Mae Pool #AB0538 6.00% 2038[11]	114		124
	Fannie Mae Pool #889983 6.00% 2038[11]	20		22
	Fannie Mae Pool #995391 6.00% 2038[11]	17		18
	Fannie Mae Pool #995224 6.00% 2038[11]	8		9
	Fannie Mae Pool #AD0833 6.00% 2039[11]	–	[7]	–	[7]
	Fannie Mae Pool #AL0013 6.00% 2040[11]	202		222
	Fannie Mae Pool #AL0309 6.00% 2040[11]	69		76
	Fannie Mae Pool #MA4501 2.00% 2041[11]	9,156		8,189
	Fannie Mae Pool #MA4387 2.00% 2041[11]	8,007		7,161
	Fannie Mae Pool #AB4536 6.00% 2041[11]	457		495
	Fannie Mae Pool #AL7228 6.00% 2041[11]	267		288
	Fannie Mae Pool #FS0305 1.50% 2042[11]	23,696		20,310
	Fannie Mae Pool #MA4520 2.00% 2042[11]	15,523		13,806
	Fannie Mae Pool #AP2131 3.50% 2042[11]	3,348		3,291
	Fannie Mae Pool #AU8813 4.00% 2043[11]	2,395		2,419
	Fannie Mae Pool #AU9348 4.00% 2043[11]	1,403		1,417
	Fannie Mae Pool #AU9350 4.00% 2043[11]	1,073		1,082
	Fannie Mae Pool #AL8773 3.50% 2045[11]	5,612		5,517
	Fannie Mae Pool #AL8354 3.50% 2045[11]	1,445		1,418
	Fannie Mae Pool #AS8310 3.00% 2046[11]	396		375
	Fannie Mae Pool #AL8522 3.50% 2046[11]	2,959		2,895
	Fannie Mae Pool #BD9699 3.50% 2046[11]	1,500		1,467
	Fannie Mae Pool #BD9307 4.00% 2046[11]	1,337		1,343
	Fannie Mae Pool #BC7611 4.00% 2046[11]	115		115
	Fannie Mae Pool #BM1179 3.00% 2047[11]	509		482
	Fannie Mae Pool #BE1290 3.50% 2047[11]	2,188		2,140
	Fannie Mae Pool #CA0770 3.50% 2047[11]	1,665		1,632
	Fannie Mae Pool #MA3211 4.00% 2047[11]	2,898		2,913
	Fannie Mae Pool #257036 7.00% 2047[11]	6		7
	Fannie Mae Pool #256975 7.00% 2047[11]	2		2
	Fannie Mae Pool #FM3278 3.50% 2048[11]	18,036		17,646
	Fannie Mae Pool #MA3277 4.00% 2048[11]	12		12
	Fannie Mae Pool #BK5255 4.00% 2048[11]	13		12
	Fannie Mae Pool #CA4756 3.00% 2049[11]	1,857		1,745
	Fannie Mae Pool #CB2375 2.50% 2051[11]	8,289		7,502
	Fannie Mae Pool #CB2319 2.50% 2051[11]	204		185

116	American Funds Insurance Series

Asset Allocation Fund  (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)	Fannie Mae Pool #CB2372 2.50% 2051[11]	USD97	$88
	Fannie Mae Pool #BT9510 2.50% 2051[11]	97	88
	Fannie Mae Pool #BT9483 2.50% 2051[11]	98	88
	Fannie Mae Pool #FM8453 3.00% 2051[11]	5,152	4,861
	Fannie Mae, Series 2001-T10, Class A1, 7.00% 2041[11]	92	98
	Fannie Mae, Series 2002-W3, Class A5, 7.50% 2041[11]	27	30
	Fannie Mae, Series 2012-M14, Class A2, Multi Family, 2.301% 2022[11,12]	204	203
	Fannie Mae, Series 2014-M1, Class A2, Multi Family, 3.28% 2023[11,12]	2,529	2,521
	Fannie Mae, Series 2014-M2, Class A2, Multi Family, 3.513% 2023[11,12]	2,637	2,643
	Fannie Mae, Series 2014-M9, Class A2, Multi Family, 3.103% 2024[11,12]	4,093	4,063
	Fannie Mae, Series 2014-M3, Class A2, Multi Family, 3.501% 2024[11,12]	1,853	1,852
	Fannie Mae, Series 2017-M3, Class A2, Multi Family, 2.556% 2026[11,12]	7,783	7,501
	Fannie Mae, Series 2017-M7, Class A2, Multi Family, 2.961% 2027[11,12]	2,784	2,717
	Fannie Mae, Series 2006-43, Class JO, principal only, 0% 2036[11]	46	40
	Freddie Mac Pool #C91912 3.00% 2037[11]	11,757	11,544
	Freddie Mac Pool #G03978 5.00% 2038[11]	462	488
	Freddie Mac Pool #G04553 6.50% 2038[11]	55	60
	Freddie Mac Pool #G08347 4.50% 2039[11]	72	75
	Freddie Mac Pool #C03518 5.00% 2040[11]	612	646
	Freddie Mac Pool #Q05807 4.00% 2042[11]	1,777	1,796
	Freddie Mac Pool #Q23185 4.00% 2043[11]	1,403	1,418
	Freddie Mac Pool #Q23190 4.00% 2043[11]	833	844
	Freddie Mac Pool #760014 2.797% 2045[11,12]	204	203
	Freddie Mac Pool #Q37988 4.00% 2045[11]	6,202	6,243
	Freddie Mac Pool #G60344 4.00% 2045[11]	5,323	5,382
	Freddie Mac Pool #Z40130 3.00% 2046[11]	4,764	4,558
	Freddie Mac Pool #Q41909 4.50% 2046[11]	285	292
	Freddie Mac Pool #Q41090 4.50% 2046[11]	252	257
	Freddie Mac Pool #760015 2.557% 2047[11,12]	487	482
	Freddie Mac Pool #Q46021 3.50% 2047[11]	1,166	1,141
	Freddie Mac Pool #SI2002 4.00% 2048[11]	2,562	2,570
	Freddie Mac Pool #SD7528 2.00% 2050[11]	18,947	16,578
	Freddie Mac Pool #SD7545 2.50% 2051[11]	7,407	6,727
	Freddie Mac Pool #RA6483 2.50% 2051[11]	7,232	6,535
	Freddie Mac Pool #QD3220 2.50% 2051[11]	97	88
	Freddie Mac Pool #RA5971 3.00% 2051[11]	7,186	6,752
	Freddie Mac, Series T041, Class 3A, 4.493% 2032[11,12]	199	201
	Freddie Mac, Series K044, Class A2, Multi Family, 2.811% 2025[11]	3,573	3,519
	Freddie Mac, Series K047, Class A2, Multi Family, 3.329% 2025[11]	4,000	3,987
	Freddie Mac, Series K733, Class A2, Multi Family, 3.75% 2025[11,12]	9,778	9,861
	Freddie Mac, Series K055, Class A2, Multi Family, 2.673% 2026[11]	10,050	9,788
	Freddie Mac, Series K734, Class A2, Multi Family, 3.208% 2026[11]	7,370	7,314
	Freddie Mac, Series K066, Class A2, Multi Family, 3.117% 2027[11]	4,755	4,675
	Freddie Mac, Series K076, Class A2, Multi Family, 3.90% 2028[11]	3,237	3,300
	Freddie Mac, Series K143, Class A2, Multi Family, 2.35% 2032[11]	19,961	17,884
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[11]	5,498	5,359
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[11,12]	5,424	5,296
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[11,12]	2,810	2,745
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 2056[11,12]	1,218	1,198
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[11,12]	971	939
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[11]	2,047	1,996
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[11]	1,982	1,964
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[11]	796	778

American Funds Insurance Series	117

Asset Allocation Fund  (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[11]	USD10,209	$10,103
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2059[11]	5,832	5,680
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[11]	2,318	2,299
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 2029[11]	2,951	2,836
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 2029[11]	4,582	4,542
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A2, 3.50% 2029[11]	2,455	2,412
	Government National Mortgage Assn. 2.00% 2052[11,13]	68,784	61,046
	Government National Mortgage Assn. 2.50% 2052[11,13]	5,866	5,370
	Government National Mortgage Assn. 3.00% 2052[11,13]	98,663	93,044
	Government National Mortgage Assn. 3.50% 2052[11,13]	16,452	15,968
	Government National Mortgage Assn. 4.00% 2052[11,13]	8,644	8,590
	Government National Mortgage Assn. 4.00% 2052[11,13]	7,382	7,352
	Government National Mortgage Assn. 4.50% 2052[11,13]	33,456	33,830
	Government National Mortgage Assn. Pool #BD7245 4.00% 2048[11]	441	441
	Government National Mortgage Assn. Pool #MA5652 4.50% 2048[11]	381	388
	Government National Mortgage Assn. Pool #MA6602 4.50% 2050[11]	226	231
	Government National Mortgage Assn. Pool #MA7259 4.50% 2051[11]	2,018	2,065
	Government National Mortgage Assn. Pool #MA7316 4.50% 2051[11]	558	569
	Uniform Mortgage-Backed Security 1.50% 2037[11,13]	19,795	18,006
	Uniform Mortgage-Backed Security 2.00% 2037[11,13]	27,169	25,366
	Uniform Mortgage-Backed Security 2.50% 2037[11,13]	638	609
	Uniform Mortgage-Backed Security 3.00% 2037[11,13]	12,453	12,169
	Uniform Mortgage-Backed Security 2.00% 2052[11,13]	134,092	116,283
	Uniform Mortgage-Backed Security 2.50% 2052[11,13]	155,788	139,985
	Uniform Mortgage-Backed Security 3.00% 2052[11,13]	236,465	220,060
	Uniform Mortgage-Backed Security 3.00% 2052[11,13]	4,800	4,472
	Uniform Mortgage-Backed Security 3.50% 2052[11,13]	130,313	125,212
	Uniform Mortgage-Backed Security 4.00% 2052[11,13]	73,067	71,827
	Uniform Mortgage-Backed Security 4.00% 2052[11,13]	27,346	26,928
	Uniform Mortgage-Backed Security 4.50% 2052[11,13]	79,783	79,936
	Uniform Mortgage-Backed Security 4.50% 2052[11,13]	27,637	27,639
	Uniform Mortgage-Backed Security 5.00% 2052[11,13]	80,945	82,414
	Uniform Mortgage-Backed Security 5.00% 2052[11,13]	14,450	14,681

			1,525,097

Commercial mortgage-backed securities 0.46%	Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 2063[11]	2,909	2,554
	Bank Commercial Mortgage Trust, Series 2022-BNK40, Class A4, 3.507% 2064[11,12]	2,550	2,383
	Barclays Commercial Mortgage Securities, LLC, Series 2017-DELC, Class A, 2.174% 2036[6,11,12]	2,000	1,961
	Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2051[11]	1,000	967
	Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 2053[11]	2,960	2,574
	Benchmark Mortgage Trust, Series 2022-B35, Class A5, 4.594% 2055[11,12]	6,337	6,467
	BX Trust, Series 2021-SDMF, Class A, (1-month USD-LIBOR + 0.589%) 1.913% 2034[6,11,12]	5,954	5,658
	BX Trust, Series 2021-VOLT, Class A, (1-month USD-LIBOR + 0.70%) 2.024% 2036[6,11,12]	4,505	4,352
	BX Trust, Series 2021-ARIA, Class A, (1-month USD-LIBOR + 0.899%) 2.223% 2036[6,11,12]	7,968	7,506
	BX Trust, Series 2021-ARIA, Class B, (1-month USD-LIBOR + 1.297%) 2.621% 2036[6,11,12]	5,968	5,594
	BX Trust, Series 2021-SOAR, Class A, (1-month USD-LIBOR + 0.67%) 1.994% 2038[6,11,12]	7,481	7,192

118	American Funds Insurance Series

Asset Allocation Fund  (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)	BX Trust, Series 2021-ACNT, Class A,
	(1-month USD-LIBOR + 0.85%) 2.174% 2038[6,11,12]	USD5,254	$5,065
	BX Trust, Series 2021-SOAR, Class B, (1-month USD-LIBOR + 0.87%) 2.194% 2038[6,11,12]	1,351	1,297
	BX Trust, Series 2021-SOAR, Class C, (1-month USD-LIBOR + 1.10%) 2.424% 2038[6,11,12]	1,220	1,161
	Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class AAB, 2.984% 2048[11]	614	607
	Commercial Mortgage Trust, Series 2015-PC1, Class A5, 3.902% 2050[11]	4,735	4,684
	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class ASB, 3.617% 2048[11]	923	916
	Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD-LIBOR + 1.08%) 2.405% 2038[6,11,12]	1,564	1,528
	Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD-LIBOR + 1.38%) 2.705% 2038[6,11,12]	1,428	1,388
	Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD-LIBOR + 1.70%) 3.025% 2038[6,11,12]	1,492	1,446
	Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 2040[6,11]	3,795	3,147
	GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 2053[11]	2,489	2,168
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 2039[6,11]	1,964	1,812
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 2039[6,11]	868	797
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.45% 2039[6,11,12]	523	467
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-410T, Class A, 2.287% 2042[6,11]	1,431	1,254
	LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class A, (1-month USD-LIBOR + 1.05%) 2.374% 2038[6,11,12]	3,572	3,445
	LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class B, (1-month USD-LIBOR + 1.40%) 2.724% 2038[6,11,12]	1,904	1,828
	Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 2039[6,11]	13,772	12,136
	MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD-LIBOR + 0.801%) 2.125% 2026[6,11,12]	3,950	3,854
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class ASB, 3.557% 2047[11]	663	657
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class ASB, 3.04% 2048[11]	582	573
	SLG Office Trust, Series 2021-OVA, Class A, 2.585% 2041[6,11]	2,194	1,867
	SREIT Trust, Series 2021-MFP, Class A, (1-month USD-LIBOR + 0.731%) 2.055% 2038[6,11,12]	4,808	4,576
	StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 2.279% 2039[6,11,12]	10,709	10,315

			114,196

Collateralized mortgage-backed obligations (privately originated) 0.15%	Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 2048[6,11,12]	1,254	1,164
	Bellemeade Re, Ltd., Series 2019-3A, Class M1B, (1-month USD-LIBOR + 1.60%) 3.224% 2029[6,11,12]	1,556	1,550
	Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 3.861% 2068[6,11,12]	1,345	1,322
	Connecticut Avenue Securities, Series 2021-R01, Class 1M1, (30-day Average USD-SOFR + 0.75%) 1.676% 2041[6,11,12]	562	556
	Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 2037[6,11]	4,102	3,789
	Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 2.00% 2060[6,11,12]	2,230	2,101
	CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 2034[11]	156	152
	Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 2069[6,11]	6,481	6,980
	Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 2069[6,11]	2,299	2,478
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3, (1-month USD-LIBOR + 3.30%) 4.924% 2027[11,12]	321	324
	Home Partners of America Trust, Series 2021-2, Class A, 1.901% 2026[6,11]	4,356	3,897

American Funds Insurance Series	119

Asset Allocation Fund  (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)	Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 2059[6,11,12]	USD3,481	$3,482
	Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 3.25% 2059[6,11,12]	1,133	1,129
	MASTR Alternative Loan Trust, Series 2004-2, Class 2A1, 6.00% 2034[11]	329	320
	Mello Warehouse Securitization Trust, Series 2021-3, Class A, (1-month USD-LIBOR + 0.85%) 2.474% 2055[6,11,12]	4,040	3,926
	MRA Issuance Trust, Series 2020-10, Class A3, (1-month USD-LIBOR + 1.30%) 2.10% 2022[6,11,12]	1,745	1,723
	Onslow Bay Financial Mortgage Loan Trust, Series 2022-J1, Class A2, 2.50% 2052[6,11,12]	2,862	2,449
	RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75% 2063[6,11,12]	403	395

			37,737

	Total mortgage-backed obligations		1,677,030

Corporate bonds, notes & loans 6.00%
Financials 1.23%	ACE INA Holdings, Inc. 2.875% 2022	3,880	3,881
	ACE INA Holdings, Inc. 3.35% 2026	880	862
	ACE INA Holdings, Inc. 4.35% 2045	400	378
	Advisor Group Holdings, LLC 6.25% 2028[6]	4,470	3,907
	AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 2.45% 2026	5,457	4,756
	AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.00% 2028	4,501	3,796
	AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.30% 2032	2,838	2,275
	AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.40% 2033	1,781	1,409
	AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.85% 2041	1,970	1,423
	AG Merger Sub II, Inc. 10.75% 2027[6]	2,420	2,396
	Alliant Holdings Intermediate, LLC / Alliant Holdings 4.25% 2027[6]	2,100	1,821
	Alliant Holdings Intermediate, LLC / Alliant Holdings 5.875% 2029[6]	2,295	1,908
	Ally Financial, Inc. 8.00% 2031	3,000	3,286
	American International Group, Inc. 2.50% 2025	15,800	15,080
	AmWINS Group, Inc. 4.875% 2029[6]	1,348	1,106
	Aretec Escrow Issuer, Inc. 7.50% 2029[6]	1,000	854
	Bangkok Bank PCL 3.733% 2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[14]	2,428	2,131
	Bank of America Corp. 3.55% 2024 (3-month USD-LIBOR + 0.78% on 3/5/2023)[14]	6,000	5,983
	Bank of America Corp. 1.843% 2025 (USD-SOFR + 0.67% on 2/4/2024)[14]	6,000	5,788
	Bank of America Corp. 1.197% 2026 (USD-SOFR + 1.01% on 10/24/2025)[14]	2,500	2,241
	Bank of America Corp. 1.734% 2027 (USD-SOFR + 0.96% on 7/22/2026)[14]	1,565	1,394
	Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[14]	2,345	2,186
	Bank of America Corp. 1.922% 2031 (USD-SOFR + 1.37% on 10/24/2030)[14]	1,000	800
	Bank of America Corp. 2.572% 2032 (USD-SOFR + 1.21% on 10/20/2031)[14]	1,953	1,613
	Bank of Nova Scotia 1.625% 2023	5,000	4,932
	Berkshire Hathaway, Inc. 2.75% 2023	1,615	1,615
	Berkshire Hathaway, Inc. 3.125% 2026	500	491
	BNP Paribas 2.159% 2029 (USD-SOFR + 1.218% on 9/15/2028)[6,14]	2,400	2,010
	Castlelake Aviation Finance DAC 5.00% 2027[6]	3,370	2,805
	Citigroup, Inc. 2.976% 2030 (USD-SOFR + 1.422% on 11/5/2029)[14]	3,254	2,843
	CME Group, Inc. 3.75% 2028	3,425	3,380
	Coinbase Global, Inc. 3.375% 2028[6]	2,625	1,660
	Coinbase Global, Inc. 3.625% 2031[6]	2,875	1,623
	Commonwealth Bank of Australia 3.35% 2024	1,225	1,219
	Commonwealth Bank of Australia 3.35% 2024[6]	1,000	995
	Commonwealth Bank of Australia 2.688% 2031[6]	4,575	3,728
	Compass Diversified Holdings 5.25% 2029[6]	820	678
	Compass Diversified Holdings 5.00% 2032[6]	715	554
	Corebridge Financial, Inc. 3.50% 2025[6]	642	624
	Corebridge Financial, Inc. 3.65% 2027[6]	914	860
	Corebridge Financial, Inc. 3.85% 2029[6]	621	574
	Corebridge Financial, Inc. 3.90% 2032[6]	351	315
	Corebridge Financial, Inc. 4.35% 2042[6]	203	174
	Corebridge Financial, Inc. 4.40% 2052[6]	489	409

120	American Funds Insurance Series

Asset Allocation Fund  (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)
Financials (continued)	Crédit Agricole SA 4.375% 2025[6]	USD850	$837
	Credit Suisse Group AG 3.80% 2023	1,625	1,610
	Credit Suisse Group AG 3.869% 2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[6,14]	800	720
	Danske Bank AS 3.773% 2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.45% on 3/28/2024)[6,14]	6,000	5,905
	Deutsche Bank AG 2.552% 2028 (USD-SOFR + 1.318% on 1/7/2027)[14]	5,000	4,332
	Digital Currency Group, Inc., Term Loan, (3-month USD-LIBOR + 7.00%) 8.00% 2026[3,4,12,15]	816	723
	Digital Currency Group, Inc., Term Loan, 8.75% 2026[3,4,15]	1,089	926
	FS Energy and Power Fund 7.50% 2023[6]	1,995	2,003
	Goldman Sachs Group, Inc. 1.948% 2027 (USD-SOFR + 0.913% on 10/21/2026)[14]	2,198	1,947
	Goldman Sachs Group, Inc. 2.64% 2028 (USD-SOFR + 1.114% on 2/24/2027)[14]	4,000	3,633
	Goldman Sachs Group, Inc. 3.814% 2029 (3-month USD-LIBOR + 1.158% on 4/23/2028)[14]	390	368
	Goldman Sachs Group, Inc. 2.615% 2032 (USD-SOFR + 1.281% on 4/22/2031)[14]	2,323	1,931
	Goldman Sachs Group, Inc. 3.21% 2042 (USD-SOFR + 1.513% on 4/22/2041)[14]	2,000	1,531
	Groupe BPCE SA 2.75% 2023[6]	600	598
	Groupe BPCE SA 5.70% 2023[6]	2,250	2,284
	Groupe BPCE SA 5.15% 2024[6]	3,710	3,713
	Groupe BPCE SA 1.00% 2026[6]	3,000	2,664
	Hightower Holding, LLC 6.75% 2029[6]	870	655
	HSBC Holdings PLC 4.25% 2024	3,000	2,988
	HSBC Holdings PLC 2.633% 2025 (3-month USD-LIBOR + 1.14% on 11/7/2024)[14]	625	597
	HSBC Holdings PLC 2.099% 2026 (USD-SOFR + 1.929% on 6/4/2025)[14]	3,000	2,775
	HSBC Holdings PLC 3.973% 2030 (3-month USD-LIBOR + 1.61% on 5/22/2029)[14]	1,500	1,379
	Icahn Enterprises Finance Corp. 5.25% 2027	1,185	1,052
	Icahn Enterprises Finance Corp. 4.375% 2029	1,525	1,235
	Intercontinental Exchange, Inc. 2.65% 2040	7,425	5,464
	Intesa Sanpaolo SpA 3.375% 2023[6]	750	747
	Intesa Sanpaolo SpA 3.25% 2024[6]	750	727
	Intesa Sanpaolo SpA 5.017% 2024[6]	1,730	1,652
	Intesa Sanpaolo SpA 3.875% 2027[6]	300	277
	JPMorgan Chase & Co. 3.559% 2024 (3-month USD-LIBOR + 0.73% on 4/23/2023)[14]	4,725	4,713
	JPMorgan Chase & Co. 4.08% 2026 (USD-SOFR + 1.32% on 4/26/2025)[14]	6,000	5,933
	JPMorgan Chase & Co. 4.323% 2028 (USD-SOFR + 1.56% on 4/26/2027)[14]	4,000	3,938
	JPMorgan Chase & Co. 4.586% 2033 (USD-SOFR + 1.80% on 4/26/2032)[14]	299	294
	Kasikornbank PCL HK 3.343% 2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[14]	1,222	1,101
	Ladder Capital Corp. 4.25% 2027[6]	3,757	3,039
	Lloyds Banking Group PLC 2.907% 2023 (3-month USD-LIBOR + 0.81% on 11/7/2022)[14]	750	748
	Lloyds Banking Group PLC 4.05% 2023	2,000	2,006
	Lloyds Banking Group PLC 1.627% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[14]	800	712
	Lloyds Banking Group PLC 4.375% 2028	2,150	2,091
	LPL Holdings, Inc. 4.625% 2027[6]	2,700	2,525
	LPL Holdings, Inc. 4.375% 2031[6]	1,805	1,545
	Marsh & McLennan Companies, Inc. 3.875% 2024	820	822
	Marsh & McLennan Companies, Inc. 4.375% 2029	1,705	1,687
	Marsh & McLennan Companies, Inc. 4.90% 2049	719	707
	Marsh & McLennan Companies, Inc. 2.90% 2051	920	648
	MGIC Investment Corp. 5.25% 2028	1,175	1,054
	Mitsubishi UFJ Financial Group, Inc. 2.801% 2024	1,610	1,569
	Morgan Stanley 3.737% 2024 (3-month USD-LIBOR + 0.847% on 4/24/2023)[14]	300	299
	Morgan Stanley 3.125% 2026	325	311
	Morgan Stanley 2.699% 2031 (USD-SOFR + 1.143% on 1/22/2030)[14]	2,000	1,734
	Morgan Stanley 3.217% 2042 (USD-SOFR + 1.485% on 4/22/2041)[14]	856	675
	MSCI, Inc. 3.625% 2031[6]	2,225	1,836
	National Australia Bank, Ltd. 1.887% 2027[6]	5,000	4,539
	Navient Corp. 5.50% 2023	2,594	2,576

American Funds Insurance Series	121

Asset Allocation Fund  (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)
Financials (continued)	Navient Corp. 5.875% 2024	USD1,005	$926
	Navient Corp. 6.125% 2024	8,030	7,629
	Navient Corp. 5.50% 2029	5,980	4,620
	New York Life Global Funding 2.35% 2026[6]	590	558
	Northwestern Mutual Global Funding 1.75% 2027[6]	9,400	8,553
	Onemain Finance Corp. 3.875% 2028	756	579
	Owl Rock Capital Corp. 3.75% 2025	2,874	2,661
	Owl Rock Capital Corp. 4.00% 2025	102	96
	Owl Rock Capital Corp. 3.40% 2026	1,290	1,135
	Owl Rock Capital Corp. II 4.625% 2024[6]	2,305	2,194
	Owl Rock Capital Corp. III 3.125% 2027[6]	2,520	2,156
	Owl Rock Core Income Corp. 4.70% 2027[6]	2,500	2,283
	Oxford Finance, LLC / Oxford Finance Co-Issuer II, Inc. 6.375% 2027[6]	1,125	1,079
	PNC Financial Services Group, Inc. 2.854% 2022[14]	1,445	1,446
	PNC Financial Services Group, Inc. 3.90% 2024	2,000	2,006
	Power Financial Corp., Ltd. 5.25% 2028	383	381
	Power Financial Corp., Ltd. 6.15% 2028	350	364
	Power Financial Corp., Ltd. 4.50% 2029	554	517
	Power Financial Corp., Ltd. 3.95% 2030	1,213	1,077
	Prudential Financial, Inc. 4.35% 2050	2,205	2,036
	Prudential Financial, Inc. 3.70% 2051	755	632
	Quicken Loans, LLC 3.625% 2029[6]	1,505	1,186
	Rabobank Nederland 4.375% 2025	4,500	4,469
	Rocket Mortgage / Rocket Mortgage Co-Issuer, Inc. 2.875% 2026[6]	2,110	1,750
	Royal Bank of Canada 1.15% 2025	4,711	4,365
	Ryan Specialty Group, LLC 4.375% 2030[6]	270	235
	Springleaf Finance Corp. 6.125% 2024	2,550	2,442
	Starwood Property Trust, Inc. 5.50% 2023[6]	1,160	1,149
	Starwood Property Trust, Inc. 4.375% 2027[6]	1,540	1,339
	Swiss Re Finance (Luxembourg) SA 5.00% 2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029)[6,14]	2,800	2,658
	Toronto-Dominion Bank 2.65% 2024	625	614
	Toronto-Dominion Bank 0.75% 2025	5,375	4,858
	Toronto-Dominion Bank 1.25% 2026	2,425	2,154
	Toronto-Dominion Bank 1.95% 2027	2,500	2,263
	Toronto-Dominion Bank 2.45% 2032	1,500	1,255
	Travelers Companies, Inc. 4.00% 2047	860	763
	U.S. Bancorp 2.375% 2026	4,000	3,779
	UBS Group AG 4.125% 2025[6]	2,750	2,732
	UniCredit SpA 4.625% 2027[6]	625	600
	Wells Fargo & Company 2.164% 2026 (3-month USD-LIBOR + 0.75% on 2/11/2025)[14]	8,000	7,528
	Wells Fargo & Company 3.526% 2028 (USD-SOFR + 1.51% on 3/24/2027)[14]	4,337	4,112
	Wells Fargo & Company 2.879% 2030 (3-month USD-LIBOR + 1.17% on 10/30/2029)[14]	729	642
	Westpac Banking Corp. 2.75% 2023	1,750	1,747
	Westpac Banking Corp. 2.894% 2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[14]	3,000	2,846
	Westpac Banking Corp. 2.668% 2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030)[14]	3,325	2,650
	Westpac Banking Corp. 2.963% 2040	1,500	1,087

			307,289

Energy 0.69%	Antero Midstream Partners LP 5.375% 2029[6]	2,170	1,947
	Antero Resources Corp. 7.625% 2029[6]	1,634	1,665
	Ascent Resources - Utica, LLC 7.00% 2026[6]	2,000	1,863
	Ascent Resources - Utica, LLC 5.875% 2029[6]	1,040	917
	Bonanza Creek Energy, Inc. 5.00% 2026[6]	480	431
	BP Capital Markets America, Inc. 2.772% 2050	681	474
	Canadian Natural Resources, Ltd. 2.95% 2023	1,935	1,928

122	American Funds Insurance Series

Asset Allocation Fund  (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)
Energy (continued)	Canadian Natural Resources, Ltd. 2.05% 2025	USD961	$900
	Canadian Natural Resources, Ltd. 4.95% 2047	1,559	1,480
	Cheniere Energy Partners LP 4.50% 2029	1,085	971
	Cheniere Energy Partners LP 4.00% 2031	4,485	3,824
	Cheniere Energy Partners LP 3.25% 2032[6]	998	788
	Cheniere Energy, Inc. 4.625% 2028	4,645	4,198
	Chesapeake Energy Corp. 4.875% 2022[16]	7,225	140
	Chesapeake Energy Corp. 5.50% 2026[6]	685	654
	Chesapeake Energy Corp. 5.875% 2029[6]	2,240	2,117
	CNX Midstream Partners LP 4.75% 2030[6]	1,055	888
	CNX Resources Corp. 7.25% 2027[6]	1,725	1,693
	CNX Resources Corp. 6.00% 2029[6]	2,675	2,504
	Comstock Resources, Inc. 5.875% 2030[6]	450	388
	Constellation Oil Services Holding SA 13.50% 2025[3,4,6]	1,121	1,120
	Constellation Oil Services Holding SA 4.00% PIK or 3.00% Cash 2026[17]	428	358
	Diamond Foreign Asset Co. / Diamond Finance, LLC 9.00% Cash 2027[6,12,17]	204	201
	Diamond Foreign Asset Co. / Diamond Finance, LLC 9.00% Cash 2027[12,17]	185	182
	Diamondback Energy, Inc. 4.40% 2051	2,594	2,215
	DT Midstream, Inc. 4.375% 2031[6]	1,680	1,412
	Enbridge Energy Partners LP, Series B, 7.50% 2038	300	353
	Enbridge, Inc. 4.00% 2023	278	279
	Enbridge, Inc. 2.50% 2025	300	289
	Enbridge, Inc. 3.70% 2027	62	59
	Energy Transfer Operating LP 5.00% 2050	1,869	1,593
	Energy Transfer Partners LP 4.50% 2024	1,210	1,211
	Energy Transfer Partners LP 4.75% 2026	2,494	2,488
	Energy Transfer Partners LP 5.25% 2029	757	751
	Energy Transfer Partners LP 6.00% 2048	774	729
	Energy Transfer Partners LP 6.25% 2049	757	735
	Enterprise Products Operating, LLC 4.90% 2046	500	458
	EQM Midstream Partners, LP 4.125% 2026	686	594
	EQM Midstream Partners, LP 6.50% 2027[6]	1,690	1,574
	EQM Midstream Partners, LP 5.50% 2028	3,088	2,672
	EQM Midstream Partners, LP 7.50% 2030[6]	642	618
	EQM Midstream Partners, LP 4.75% 2031[6]	1,635	1,309
	EQT Corp. 5.00% 2029	340	330
	EQT Corp. 7.50% 2030[14]	1,110	1,194
	EQT Corp. 3.625% 2031[6]	400	346
	Equinor ASA 3.00% 2027	4,000	3,853
	Equinor ASA 3.625% 2028	3,685	3,605
	Exxon Mobil Corp. 2.019% 2024	643	627
	Exxon Mobil Corp. 2.44% 2029	1,963	1,768
	Exxon Mobil Corp. 3.452% 2051	1,000	819
	Genesis Energy, LP 6.50% 2025	4,280	3,954
	Genesis Energy, LP 6.25% 2026	1,805	1,615
	Genesis Energy, LP 8.00% 2027	3,812	3,384
	Genesis Energy, LP 7.75% 2028	470	407
	Halliburton Company 3.80% 2025	6	6
	Harvest Midstream I, LP 7.50% 2028[6]	850	800
	Hess Midstream Operations LP 4.25% 2030[6]	960	806
	Hess Midstream Operations LP 5.50% 2030[6]	400	360
	Hess Midstream Partners LP 5.125% 2028[6]	2,155	1,938
	Hilcorp Energy I, LP 6.00% 2030[6]	350	305
	Hilcorp Energy I, LP 6.00% 2031[6]	460	397
	Holly Energy Partners LP / Holly Energy Finance Corp. 6.375% 2027[6]	545	514
	Marathon Oil Corp. 4.40% 2027	1,005	982
	MPLX LP 4.125% 2027	500	484
	MPLX LP 2.65% 2030	4,273	3,571
	MPLX LP 4.50% 2038	750	659
	MPLX LP 4.70% 2048	1,101	928
	MPLX LP 5.50% 2049	4,491	4,176

American Funds Insurance Series	123

Asset Allocation Fund  (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)
Energy (continued)	New Fortress Energy, Inc. 6.75% 2025[6]	USD1,065	$1,009
	New Fortress Energy, Inc. 6.50% 2026[6]	2,435	2,210
	NGL Energy Operating, LLC 7.50% 2026[6]	13,095	11,832
	NGL Energy Partners LP 6.125% 2025	3,422	2,603
	Oasis Midstream Partners LP / OMP Finance Corp. 8.00% 2029[6]	4,265	3,969
	Oasis Petroleum, Inc. 6.375% 2026[6]	1,945	1,802
	ONEOK, Inc. 5.85% 2026	2,469	2,562
	ONEOK, Inc. 5.20% 2048	2,500	2,222
	Parkland Corp. 4.625% 2030[6]	1,035	841
	Petróleos Mexicanos 6.875% 2025	3,755	3,520
	Petróleos Mexicanos 5.35% 2028	1,870	1,489
	Petróleos Mexicanos 6.75% 2047	706	438
	Pioneer Natural Resources Company 2.15% 2031	1,669	1,376
	Plains All American Pipeline LP 3.80% 2030	113	100
	Range Resources Corp. 8.25% 2029	1,040	1,062
	Range Resources Corp. 4.75% 2030[6]	1,670	1,500
	Rockies Express Pipeline, LLC 4.95% 2029[6]	2,689	2,304
	Schlumberger BV 3.75% 2024[6]	495	493
	Schlumberger BV 4.00% 2025[6]	70	70
	Southwestern Energy Co. 7.75% 2027	2,450	2,503
	Southwestern Energy Co. 8.375% 2028	395	417
	Southwestern Energy Co. 5.375% 2029	1,355	1,259
	Southwestern Energy Co. 5.375% 2030	1,945	1,793
	Southwestern Energy Co. 4.75% 2032	960	823
	Statoil ASA 3.25% 2024	2,850	2,835
	Statoil ASA 4.25% 2041	2,000	1,876
	Sunoco Logistics Operating Partners LP 5.40% 2047	650	572
	Sunoco LP 4.50% 2029	1,050	868
	Sunoco LP 4.50% 2030[6]	1,255	1,016
	Targa Resources Partners LP 5.50% 2030	2,260	2,161
	Teekay Offshore Partners LP 8.50% 2023[3,4,6]	3,550	3,230
	Total SE 2.986% 2041	88	69
	TransCanada PipeLines, Ltd. 4.25% 2028	1,090	1,062
	TransCanada PipeLines, Ltd. 4.10% 2030	598	572
	TransCanada PipeLines, Ltd. 4.75% 2038	2,000	1,896
	TransCanada PipeLines, Ltd. 4.875% 2048	700	673
	Valero Energy Corp. 4.00% 2029	4,000	3,787
	Venture Global Calcasieu Pass, LLC 4.125% 2031[6]	840	720
	Weatherford International, Ltd. 11.00% 2024[6]	1,196	1,207
	Weatherford International, Ltd. 6.50% 2028[6]	2,380	2,140
	Weatherford International, Ltd. 8.625% 2030[6]	6,460	5,373
	Western Gas Partners LP 4.50% 2028	4,468	4,051
	Western Midstream Operating, LP 4.55% 2030 (4.30% on 8/1/2022)[14]	1,125	976
	Williams Companies, Inc. 3.50% 2030	1,094	987

			173,066

Health care 0.68%	AbbVie, Inc. 3.80% 2025	206	205
	AbbVie, Inc. 2.95% 2026	1,445	1,370
	AdaptHealth, LLC 5.125% 2030[6]	830	701
	AmerisourceBergen Corp. 0.737% 2023	1,961	1,924
	Amgen, Inc. 4.20% 2052	875	769
	Amgen, Inc. 4.40% 2062	1,697	1,481
	Anthem, Inc. 2.375% 2025	818	788
	AstraZeneca Finance, LLC 1.20% 2026	3,786	3,431
	AstraZeneca Finance, LLC 1.75% 2028	1,871	1,652
	AstraZeneca Finance, LLC 2.25% 2031	742	647
	AstraZeneca PLC 3.375% 2025	1,140	1,131
	Bausch Health Companies, Inc. 6.125% 2027[6]	1,600	1,363
	Bausch Health Companies, Inc. 4.875% 2028[6]	2,125	1,667

124	American Funds Insurance Series

Asset Allocation Fund  (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)
Health care (continued)	Bausch Health Companies, Inc. 5.00% 2028[6]	USD1,735	$929
	Bausch Health Companies, Inc. 5.00% 2029[6]	1,000	523
	Bausch Health Companies, Inc. 5.25% 2031[6]	3,910	2,012
	Baxter International, Inc. 1.322% 2024	7,109	6,682
	Baxter International, Inc. 1.915% 2027	4,739	4,248
	Baxter International, Inc. 2.272% 2028	3,180	2,788
	Bayer US Finance II, LLC 3.875% 2023[6]	1,685	1,683
	Becton, Dickinson and Company 3.363% 2024	198	196
	Boston Scientific Corp. 3.45% 2024	313	313
	Centene Corp. 4.25% 2027	565	529
	Centene Corp. 2.45% 2028	1,325	1,109
	Centene Corp. 4.625% 2029	4,785	4,476
	Centene Corp. 3.00% 2030	5,865	4,876
	Cigna Corp. 3.75% 2023	245	246
	Cigna Corp. 4.80% 2038	2,692	2,623
	Community Health Systems, Inc. 5.625% 2027[6]	1,600	1,359
	Community Health Systems, Inc. 5.25% 2030[6]	2,935	2,236
	Eli Lilly and Company 3.375% 2029	1,353	1,325
	GlaxoSmithKline PLC 3.625% 2025	3,585	3,593
	HCA, Inc. 3.375% 2029[6]	804	708
	HCA, Inc. 3.50% 2030	4,050	3,457
	HCA, Inc. 3.625% 2032[6]	1,000	845
	HCA, Inc. 4.375% 2042[6]	1,500	1,210
	HCA, Inc. 4.625% 2052[6]	1,450	1,162
	Jazz Securities DAC 4.375% 2029[6]	1,975	1,761
	Merck & Co., Inc. 1.90% 2028	2,611	2,322
	Merck & Co., Inc. 2.75% 2051	1,103	817
	Molina Healthcare, Inc. 4.375% 2028[6]	440	394
	Molina Healthcare, Inc. 3.875% 2030[6]	2,899	2,483
	Molina Healthcare, Inc. 3.875% 2032[6]	3,855	3,240
	Novant Health, Inc. 3.168% 2051	3,750	2,921
	Novartis Capital Corp. 1.75% 2025	1,250	1,207
	Novartis Capital Corp. 2.00% 2027	2,386	2,224
	Owens & Minor, Inc. 4.375% 2024	5,615	5,496
	Owens & Minor, Inc. 4.50% 2029[6]	3,685	3,013
	Par Pharmaceutical, Inc. 7.50% 2027[6]	6,678	5,096
	Pfizer, Inc. 2.95% 2024	825	822
	Shire PLC 2.875% 2023	1,365	1,350
	Summa Health 3.511% 2051	1,655	1,363
	Tenet Healthcare Corp. 4.875% 2026[6]	11,225	10,366
	Tenet Healthcare Corp. 4.25% 2029[6]	2,060	1,741
	Tenet Healthcare Corp. 4.375% 2030[6]	1,925	1,632
	Teva Pharmaceutical Finance Co. BV 6.00% 2024	7,016	6,928
	Teva Pharmaceutical Finance Co. BV 7.125% 2025	1,935	1,891
	Teva Pharmaceutical Finance Co. BV 3.15% 2026	17,790	14,646
	Teva Pharmaceutical Finance Co. BV 5.125% 2029	10,195	8,424
	Teva Pharmaceutical Finance Co. BV 4.10% 2046	3,550	2,222
	UnitedHealth Group, Inc. 1.15% 2026	2,610	2,370
	UnitedHealth Group, Inc. 4.00% 2029	3,541	3,510
	UnitedHealth Group, Inc. 2.00% 2030	974	835
	UnitedHealth Group, Inc. 2.30% 2031	1,312	1,138
	UnitedHealth Group, Inc. 4.20% 2032	767	767
	UnitedHealth Group, Inc. 3.05% 2041	3,875	3,130
	UnitedHealth Group, Inc. 3.25% 2051	2,504	1,970
	UnitedHealth Group, Inc. 4.75% 2052	7,505	7,514

			169,850

American Funds Insurance Series	125

Asset Allocation Fund  (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)
Consumer discretionary 0.66%	Allied Universal Holdco, LLC 4.625% 2028[6]	USD1,660	$1,374
	Amazon.com, Inc. 2.70% 2060	2,765	1,880
	American Honda Finance Corp. 3.50% 2028	750	723
	Asbury Automotive Group, Inc. 4.625% 2029[6]	2,115	1,751
	Atlas LuxCo 4 SARL 4.625% 2028[6]	1,065	864
	Bayerische Motoren Werke AG 2.25% 2023[6]	300	296
	Caesars Entertainment, Inc. 6.25% 2025[6]	2,815	2,722
	Carnival Corp. 7.625% 2026[6]	700	544
	Carnival Corp. 4.00% 2028[6]	3,875	3,191
	Carvana Co. 5.625% 2025[6]	1,340	1,031
	Carvana Co. 5.50% 2027[6]	3,661	2,368
	Carvana Co. 5.875% 2028[6]	3,474	2,210
	Carvana Co. 4.875% 2029[6]	2,150	1,226
	Daimler Trucks Finance North America, LLC 3.50% 2025[6]	2,000	1,961
	Daimler Trucks Finance North America, LLC 2.00% 2026[6]	2,400	2,158
	Daimler Trucks Finance North America, LLC 3.65% 2027[6]	450	431
	Daimler Trucks Finance North America, LLC 2.375% 2028[6]	1,350	1,163
	Fertitta Entertainment, Inc. 4.625% 2029[6]	3,580	3,062
	Fertitta Entertainment, Inc. 6.75% 2030[6]	1,790	1,379
	First Student Bidco, Inc. / First Transit Parent, Inc. 4.00% 2029[6]	1,300	1,042
	Ford Motor Credit Company, LLC 3.375% 2025	4,475	4,044
	Ford Motor Credit Company, LLC 5.125% 2025	5,855	5,603
	Ford Motor Credit Company, LLC 2.70% 2026	2,110	1,801
	Ford Motor Credit Company, LLC 4.542% 2026	2,455	2,251
	General Motors Financial Co. 3.50% 2024	4,145	4,054
	General Motors Financial Co. 2.35% 2027	272	240
	General Motors Financial Co. 2.70% 2027	467	411
	Hanesbrands, Inc. 4.875% 2026[6]	2,700	2,506
	Hilton Grand Vacations Borrower 5.00% 2029[6]	3,580	2,905
	Hilton Worldwide Holdings, Inc. 4.00% 2031[6]	1,885	1,572
	Home Depot, Inc. 1.50% 2028	3,000	2,614
	Home Depot, Inc. 3.90% 2028	825	826
	Home Depot, Inc. 2.95% 2029	4,000	3,737
	Home Depot, Inc. 1.875% 2031	3,000	2,501
	Home Depot, Inc. 4.25% 2046	2,000	1,882
	Home Depot, Inc. 4.50% 2048	428	418
	Hyundai Capital America 3.25% 2022[6]	480	480
	Hyundai Capital America 1.00% 2024[6]	3,025	2,810
	Hyundai Capital America 1.50% 2026[6]	850	753
	Hyundai Capital America 1.65% 2026[6]	3,075	2,714
	Hyundai Capital America 2.375% 2027[6]	2,579	2,271
	Hyundai Capital America 2.10% 2028[6]	3,075	2,595
	International Game Technology PLC 6.50% 2025[6]	2,855	2,846
	International Game Technology PLC 5.25% 2029[6]	6,490	5,890
	KB Home 7.25% 2030	1,295	1,229
	Kontoor Brands, Inc. 4.125% 2029[6]	910	724
	Lindblad Expeditions, LLC 6.75% 2027[6]	775	666
	Lithia Motors, Inc. 3.875% 2029[6]	1,425	1,213
	Lithia Motors, Inc. 4.375% 2031[6]	1,025	876
	Marriott International, Inc. 2.75% 2033	2,500	1,969
	Melco International Development, Ltd. 5.75% 2028[6]	1,710	1,103
	NCL Corp., Ltd. 5.875% 2026[6]	825	650
	NCL Corp., Ltd. 5.875% 2027[6]	1,375	1,178
	NCL Corp., Ltd. 7.75% 2029[6]	1,375	1,054
	Neiman Marcus Group, LLC 7.125% 2026[6]	1,345	1,244
	Party City Holdings, Inc. 8.75% 2026[6]	1,650	1,112
	Penske Automotive Group, Inc. 3.75% 2029	1,375	1,147
	Premier Entertainment Sub, LLC 5.625% 2029[6]	1,690	1,206
	Premier Entertainment Sub, LLC 5.875% 2031[6]	1,690	1,175
	QVC, Inc. 4.75% 2027	220	174
	QVC, Inc. 4.375% 2028	1,704	1,264

126	American Funds Insurance Series

Asset Allocation Fund  (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)	Real Hero Merger Sub 2, Inc. 6.25% 2029[6]	USD715	$543
	Royal Caribbean Cruises, Ltd. 11.50% 2025[6]	2,023	2,084
	Royal Caribbean Cruises, Ltd. 4.25% 2026[6]	3,120	2,222
	Royal Caribbean Cruises, Ltd. 5.375% 2027[6]	2,520	1,838
	Sally Holdings, LLC and Sally Capital, Inc. 5.625% 2025	2,705	2,544
	Sands China, Ltd. 2.55% 2027[6,14]	2,075	1,515
	Scientific Games Corp. 7.00% 2028[6]	750	705
	Scientific Games Corp. 7.25% 2029[6]	2,240	2,104
	Sonic Automotive, Inc. 4.625% 2029[6]	3,035	2,356
	Sonic Automotive, Inc. 4.875% 2031[6]	1,325	999
	Stellantis Finance US, Inc. 1.711% 2027[6]	2,200	1,915
	Stellantis Finance US, Inc. 2.691% 2031[6]	2,150	1,705
	Tempur Sealy International, Inc. 4.00% 2029[6]	1,235	997
	The Gap, Inc. 3.625% 2029[6]	486	342
	The Gap, Inc. 3.875% 2031[6]	323	226
	Toyota Motor Credit Corp. 0.80% 2026	429	388
	Toyota Motor Credit Corp. 1.90% 2027	4,640	4,267
	Toyota Motor Credit Corp. 3.05% 2028	2,430	2,300
	Travel + Leisure Co. 4.50% 2029[6]	2,100	1,628
	VICI Properties LP 4.625% 2029[6]	995	891
	VICI Properties LP / VICI Note Co., Inc. 3.50% 2025[6]	1,100	1,031
	VICI Properties LP / VICI Note Co., Inc. 4.625% 2025[6]	1,050	1,001
	VICI Properties LP / VICI Note Co., Inc. 4.50% 2026[6]	600	553
	VICI Properties LP / VICI Note Co., Inc. 3.75% 2027[6]	450	397
	VICI Properties LP / VICI Note Co., Inc. 3.875% 2029[6]	2,225	1,918
	VICI Properties LP / VICI Note Co., Inc. 4.125% 2030[6]	3,185	2,754
	Volkswagen Group of America Finance, LLC 4.25% 2023[6]	3,770	3,772
	Volkswagen Group of America Finance, LLC 4.625% 2025[6]	3,845	3,846
	Volkswagen Group of America Finance, LLC 3.20% 2026[6]	3,201	3,031
	Wheel Pros, Inc. 6.50% 2029[6]	1,750	1,239
	Wyndham Destinations, Inc. 4.625% 2030[6]	1,300	1,009
	Wyndham Worldwide Corp. 4.375% 2028[6]	2,255	1,976
	Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[6]	2,193	2,108

			163,288

Communication services 0.57%	Alphabet, Inc. 1.998% 2026	3,000	2,843
	Alphabet, Inc. 1.90% 2040	1,375	988
	Alphabet, Inc. 2.25% 2060	1,265	825
	AT&T, Inc. 3.50% 2053	5,140	3,905
	CCO Holdings, LLC and CCO Holdings Capital Corp. 4.908% 2025	500	502
	CCO Holdings, LLC and CCO Holdings Capital Corp. 4.50% 2030[6]	3,500	2,917
	CCO Holdings, LLC and CCO Holdings Capital Corp. 4.75% 2030[6]	2,500	2,146
	CCO Holdings, LLC and CCO Holdings Capital Corp. 4.25% 2031[6]	3,875	3,169
	CCO Holdings, LLC and CCO Holdings Capital Corp. 4.50% 2032	2,710	2,203
	CCO Holdings, LLC and CCO Holdings Capital Corp. 4.75% 2032[6]	2,150	1,766
	CCO Holdings, LLC and CCO Holdings Capital Corp. 3.90% 2052	3,000	2,088
	Comcast Corp. 2.35% 2027	4,000	3,732
	Comcast Corp. 3.20% 2036	375	318
	Comcast Corp. 3.90% 2038	250	226
	Comcast Corp. 2.80% 2051	791	561
	Comcast Corp. 2.887% 2051	2,571	1,840
	CSC Holdings, LLC 3.375% 2031[6]	1,875	1,392
	DIRECTV Holdings, LLC and DIRECTV Financing Co., Inc. 5.875% 2027[6]	3,655	3,130
	Embarq Corp. 7.995% 2036	3,450	2,598
	Fox Corp. 4.03% 2024	1,120	1,121
	Frontier Communications Corp. 5.875% 2027[6]	2,225	2,006
	Frontier Communications Corp. 5.00% 2028[6]	5,550	4,730
	Frontier Communications Corp. 6.75% 2029[6]	4,400	3,631
	Frontier Communications Holdings, LLC 5.875% 2029	1,850	1,427

American Funds Insurance Series	127

Asset Allocation Fund  (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)
Communication services (continued)	Frontier Communications Holdings, LLC 6.00% 2030[6]	USD1,900	$1,467
	Frontier Communications Holdings, LLC 8.75% 2030[6]	1,100	1,114
	Gray Escrow II, Inc. 5.375% 2031[6]	900	723
	iHeartCommunications, Inc. 5.25% 2027[6]	3,093	2,652
	Intelsat Jackson Holding Co. 6.50% 2030[6]	2,891	2,392
	Ligado Networks, LLC 15.50% PIK 2023[6,17]	2,782	1,517
	Live Nation Entertainment, Inc. 3.75% 2028[6]	1,350	1,168
	Magallanes, Inc. 3.638% 2025[6]	3,807	3,692
	Magallanes, Inc. 3.755% 2027[6]	1,018	956
	Magallanes, Inc. 4.054% 2029[6]	1,435	1,315
	Magallanes, Inc. 4.279% 2032[6]	2,903	2,597
	Magallanes, Inc. 5.05% 2042[6]	2,500	2,131
	Magallanes, Inc. 5.141% 2052[6]	1,500	1,261
	Midas OpCo Holdings, LLC 5.625% 2029[6]	3,205	2,584
	Netflix, Inc. 4.875% 2028	1,250	1,179
	Netflix, Inc. 5.875% 2028	2,175	2,132
	Netflix, Inc. 5.375% 2029[6]	25	24
	Netflix, Inc. 6.375% 2029	50	51
	News Corp. 3.875% 2029[6]	875	758
	News Corp. 5.125% 2032[6]	550	488
	Nexstar Broadcasting, Inc. 4.75% 2028[6]	3,175	2,729
	SBA Tower Trust 1.631% 2026[6]	8,707	7,799
	Scripps Escrow II, Inc. 3.875% 2029[6]	2,325	1,953
	Sinclair Television Group, Inc. 4.125% 2030[6]	1,175	934
	Sirius XM Radio, Inc. 4.00% 2028[6]	3,575	3,105
	Sirius XM Radio, Inc. 4.125% 2030[6]	950	796
	Sirius XM Radio, Inc. 3.875% 2031[6]	1,975	1,576
	Sprint Corp. 7.625% 2026	2,425	2,560
	Sprint Corp. 6.875% 2028	7,550	7,962
	Take-Two Interactive Software, Inc. 3.30% 2024	3,175	3,135
	Take-Two Interactive Software, Inc. 3.70% 2027	2,783	2,704
	Take-Two Interactive Software, Inc. 4.00% 2032	2,438	2,291
	TEGNA, Inc. 5.00% 2029	1,500	1,423
	T-Mobile US, Inc. 1.50% 2026	500	452
	T-Mobile US, Inc. 2.05% 2028	325	282
	T-Mobile US, Inc. 3.375% 2029	1,700	1,492
	Univision Communications, Inc. 6.625% 2027[6]	5,800	5,533
	Univision Communications, Inc. 4.50% 2029[6]	3,475	2,920
	Univision Communications, Inc. 7.375% 2030[6]	225	220
	Virgin Media O2 4.25% 2031[6]	4,525	3,650
	Virgin Media Secured Finance PLC 4.50% 2030[6]	2,115	1,743
	VMED O2 UK Financing I PLC 4.75% 2031[6]	225	182
	Vodafone Group PLC 4.375% 2028	350	349
	Vodafone Group PLC 5.25% 2048	500	477
	Vodafone Group PLC 4.25% 2050	4,350	3,644
	Ziggo Bond Co. BV 5.125% 2030[6]	1,775	1,395
	Ziggo Bond Finance BV 4.875% 2030[6]	725	617

			142,188

Industrials 0.48%	AAdvantage Loyalty IP, Ltd. 5.50% 2026[6]	1,005	927
	ADT Security Corp. 4.125% 2029[6]	1,630	1,327
	Allison Transmission Holdings, Inc. 3.75% 2031[6]	3,445	2,767
	Avis Budget Car Rental, LLC 5.75% 2027[6]	1,025	912
	Avis Budget Group, Inc. 5.375% 2029[6]	2,450	2,042
	Avolon Holdings Funding, Ltd. 3.95% 2024[6]	1,587	1,521
	Avolon Holdings Funding, Ltd. 4.25% 2026[6]	1,126	1,044
	Avolon Holdings Funding, Ltd. 4.375% 2026[6]	1,975	1,832
	Boeing Company 4.875% 2025	1,555	1,551
	Boeing Company 3.10% 2026	251	234

128	American Funds Insurance Series

Asset Allocation Fund  (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)
Industrials (continued)	Boeing Company 3.25% 2028	USD4,000	$3,578
	Boeing Company 5.15% 2030	1,100	1,057
	Boeing Company 3.60% 2034	6,250	4,996
	Boeing Company 5.805% 2050	4,000	3,681
	Bombardier, Inc. 7.50% 2024[6]	760	715
	Bombardier, Inc. 7.125% 2026[6]	2,900	2,400
	Bombardier, Inc. 7.875% 2027[6]	6,745	5,632
	Bombardier, Inc. 6.00% 2028[6]	1,010	758
	BWX Technologies, Inc. 4.125% 2029[6]	1,025	901
	Canadian National Railway Company 3.20% 2046	930	728
	Canadian Pacific Railway, Ltd. 1.75% 2026	1,385	1,254
	Canadian Pacific Railway, Ltd. 2.45% 2031	1,738	1,489
	Canadian Pacific Railway, Ltd. 3.10% 2051	829	612
	Clarivate Science Holdings Corp. 3.875% 2028[6]	590	495
	Clarivate Science Holdings Corp. 4.875% 2029[6]	520	429
	CoreLogic, Inc. 4.50% 2028[6]	6,075	4,688
	Covert Mergeco, Inc. 4.875% 2029[6]	1,035	844
	CSX Corp. 4.25% 2029	1,062	1,057
	CSX Corp. 2.50% 2051	1,125	759
	General Electric Capital Corp. 4.418% 2035	649	607
	Honeywell International, Inc. 2.30% 2024	2,640	2,595
	Honeywell International, Inc. 1.35% 2025	5,947	5,606
	Honeywell International, Inc. 2.70% 2029	1,470	1,350
	Icahn Enterprises Finance Corp. 4.75% 2024	2,090	1,957
	L3Harris Technologies, Inc. 1.80% 2031	2,625	2,098
	LSC Communications, Inc. 8.75% 2023[3,4,6,16]	4,063	39
	Masco Corp. 1.50% 2028	774	650
	Masco Corp. 2.00% 2031	497	391
	Masco Corp. 3.125% 2051	230	158
	MasTec, Inc. 4.50% 2028[6]	1,425	1,284
	Meritor, Inc. 4.50% 2028[6]	730	704
	Norfolk Southern Corp. 3.05% 2050	2,746	2,018
	Northrop Grumman Corp. 2.93% 2025	1,820	1,782
	Northrop Grumman Corp. 3.25% 2028	3,495	3,325
	Otis Worldwide Corp. 2.293% 2027	2,135	1,935
	Roller Bearing Company of America, Inc. 4.375% 2029[6]	195	166
	Rolls-Royce PLC 5.75% 2027[6]	765	692
	Siemens AG 1.20% 2026[6]	3,887	3,525
	Siemens AG 1.70% 2028[6]	3,700	3,245
	SkyMiles IP, Ltd. 4.75% 2028[6]	2,950	2,789
	The Brink’s Co. 4.625% 2027[6]	2,385	2,124
	TransDigm, Inc. 6.25% 2026[6]	3,476	3,361
	TransDigm, Inc. 5.50% 2027	2,200	1,874
	Triumph Group, Inc. 6.25% 2024[6]	3,390	3,028
	Triumph Group, Inc. 8.875% 2024[6]	1,877	1,893
	Triumph Group, Inc. 7.75% 2025[6]	3,600	2,777
	Union Pacific Corp. 2.40% 2030	2,414	2,137
	Union Pacific Corp. 2.95% 2052	1,000	738
	Union Pacific Corp. 3.839% 2060	546	457
	Union Pacific Corp. 3.799% 2071	545	438
	United Airlines Holdings, Inc. 6.50% 2027[6]	2,200	2,169
	United Airlines, Inc. 4.375% 2026[6]	975	863
	United Airlines, Inc. 4.625% 2029[6]	2,225	1,895
	United Rentals, Inc. 3.875% 2031	2,050	1,733
	United Technologies Corp. 3.65% 2023	52	52
	United Technologies Corp. 3.95% 2025	3,155	3,166
	United Technologies Corp. 4.125% 2028	1,075	1,062
	Vertical U.S. Newco, Inc. 5.25% 2027[6]	2,000	1,787

			118,700

American Funds Insurance Series	129

Asset Allocation Fund  (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)
Materials 0.39%	Alcoa Nederland Holding BV 4.125% 2029[6]	USD950	$851
	Allegheny Technologies, Inc. 4.875% 2029	710	567
	Allegheny Technologies, Inc. 5.125% 2031	1,110	852
	Anglo American Capital PLC 2.25% 2028[6]	484	418
	Anglo American Capital PLC 2.625% 2030[6]	2,500	2,060
	Anglo American Capital PLC 3.95% 2050[6]	1,281	985
	Arconic Rolled Products Corp. 6.125% 2028[6]	750	702
	Ball Corp. 3.125% 2031	3,520	2,845
	Can-Pack SA / Canpack US, LLC 3.875% 2029[6]	935	731
	Chevron Phillips Chemical Co., LLC 3.30% 2023[6]	595	594
	Cleveland-Cliffs, Inc. 5.875% 2027	9,000	8,408
	Cleveland-Cliffs, Inc. 4.625% 2029[6]	1,825	1,614
	Cleveland-Cliffs, Inc. 4.875% 2031[6]	1,351	1,194
	CVR Partners LP 6.125% 2028[6]	745	667
	Dow Chemical Co. 3.60% 2050	1,328	1,016
	First Quantum Minerals, Ltd. 6.50% 2024[6]	2,204	2,121
	First Quantum Minerals, Ltd. 7.50% 2025[6]	11,350	10,754
	First Quantum Minerals, Ltd. 6.875% 2026[6]	3,625	3,346
	First Quantum Minerals, Ltd. 6.875% 2027[6]	4,240	3,798
	FXI Holdings, Inc. 7.875% 2024[6]	1,721	1,496
	FXI Holdings, Inc. 12.25% 2026[6]	4,392	3,917
	Glencore Funding, LLC 4.125% 2024[6]	945	941
	International Flavors & Fragrances, Inc. 1.832% 2027[6]	5,400	4,657
	International Paper Co. 7.30% 2039	2,005	2,345
	Joseph T. Ryerson & Son, Inc. 8.50% 2028[6]	164	169
	Kaiser Aluminum Corp. 4.625% 2028[6]	1,620	1,351
	LSB Industries, Inc. 6.25% 2028[6]	860	760
	LYB International Finance III, LLC 2.25% 2030	1,198	989
	LYB International Finance III, LLC 3.625% 2051	2,537	1,878
	LYB International Finance III, LLC 3.80% 2060	1,186	844
	Methanex Corp. 5.125% 2027	6,180	5,464
	Mineral Resources, Ltd. 8.50% 2030[6]	1,525	1,505
	Mosaic Co. 3.25% 2022	1,125	1,126
	Mosaic Co. 4.05% 2027	1,050	1,028
	Nova Chemicals Corp. 4.25% 2029[6]	1,875	1,468
	Novelis Corp. 3.875% 2031[6]	1,115	861
	Praxair, Inc. 1.10% 2030	2,938	2,352
	Rio Tinto Finance (USA), Ltd. 2.75% 2051	1,837	1,347
	SCIH Salt Holdings, Inc. 4.875% 2028[6]	3,485	2,904
	SCIH Salt Holdings, Inc. 6.625% 2029[6]	1,230	974
	Sherwin-Williams Company 3.125% 2024	275	271
	Sherwin-Williams Company 3.80% 2049	5,208	4,176
	South32 Treasury (USA), Ltd. 4.35% 2032[6]	2,180	2,039
	Venator Materials Corp. 5.75% 2025[6]	5,845	4,689
	Venator Materials Corp. 9.50% 2025[6]	1,700	1,708
	Warrior Met Coal, Inc. 7.875% 2028[6]	2,900	2,767
	Westlake Chemical Corp. 4.375% 2047	500	428

			97,977

Utilities 0.39%	Ameren Corp. 2.50% 2024	969	940
	American Electric Power Company, Inc. 2.95% 2022	3,020	3,011
	Calpine Corp. 3.75% 2031[6]	1,975	1,610
	Commonwealth Edison Co. 4.35% 2045	1,085	1,006
	Commonwealth Edison Co. 3.85% 2052	2,600	2,297
	Dominion Resources, Inc., junior subordinated, 3.071% 2024[14]	1,775	1,734
	Duke Energy Carolinas, LLC 3.95% 2028	1,250	1,233
	Duke Energy Florida, LLC 3.20% 2027	1,445	1,411
	Duke Energy Indiana, Inc. 3.25% 2049	1,225	950
	Duke Energy Progress, LLC 3.70% 2046	457	390

130	American Funds Insurance Series

Asset Allocation Fund  (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)
Utilities (continued)	Duke Energy Progress, LLC 2.50% 2050	USD202	$138
	Duke Energy Progress, LLC 2.90% 2051	91	67
	Edison International 3.55% 2024	2,200	2,148
	EDP Finance BV 3.625% 2024[6]	4,100	4,070
	Electricité de France SA 4.75% 2035[6]	1,250	1,165
	Electricité de France SA 4.875% 2038[6]	2,750	2,439
	Electricité de France SA 5.60% 2040	525	503
	Emera US Finance LP 3.55% 2026	320	307
	Enersis Américas SA 4.00% 2026	245	237
	Entergy Corp. 2.80% 2030	3,325	2,855
	Entergy Texas, Inc. 1.75% 2031	3,650	2,956
	Eversource Energy 3.80% 2023	2,730	2,737
	FirstEnergy Corp. 3.40% 2050	2,250	1,530
	FirstEnergy Transmission, LLC 2.866% 2028[6]	675	572
	Northern States Power Co. 4.125% 2044	3,525	3,203
	NRG Energy, Inc. 3.625% 2031[6]	2,600	2,044
	Pacific Gas and Electric Co. 2.10% 2027	125	105
	Pacific Gas and Electric Co. 2.50% 2031	2,941	2,252
	Pacific Gas and Electric Co. 3.30% 2040	100	69
	Pacific Gas and Electric Co. 4.20% 2041	4,100	3,009
	Pacific Gas and Electric Co. 3.50% 2050	1,250	837
	PacifiCorp, First Mortgage Bonds, 4.125% 2049	4,000	3,591
	PG&E Corp. 5.00% 2028	3,750	3,174
	PG&E Corp. 5.25% 2030	3,400	2,804
	Public Service Company of Colorado 1.875% 2031	2,775	2,322
	Public Service Electric and Gas Co. 3.60% 2047	548	465
	Public Service Electric and Gas Co. 3.15% 2050	2,451	1,909
	Public Service Enterprise Group, Inc. 2.65% 2022	1,900	1,899
	Southern California Edison Co. 2.85% 2029	4,450	3,947
	Southern California Edison Co. 6.00% 2034	2,500	2,697
	Southern California Edison Co. 5.35% 2035	3,000	2,997
	Southern California Edison Co. 5.75% 2035	675	699
	Southern California Edison Co. 4.00% 2047	264	215
	Southern California Edison Co. 3.45% 2052	2,475	1,847
	Talen Energy Corp. 7.25% 2027[6,16]	8,334	8,218
	Talen Energy Corp., Term Loan B, (3-month USD-LIBOR + 3.75%) 5.416% 2026[12,15,16]	2,815	2,705
	Talen Energy Supply, LLC 7.625% 2028[6,16]	1,180	1,158
	Targa Resources Partners LP 4.00% 2032	1,750	1,501
	Venture Global Calcasieu Pass, LLC 3.875% 2029[6]	1,030	904
	Virginia Electric and Power Co. 2.40% 2032	2,575	2,203
	Virginia Electric and Power Co. 4.60% 2048	2,650	2,555
	Xcel Energy, Inc. 2.60% 2029	1,950	1,702

			97,337

Real estate 0.34%	Alexandria Real Estate Equities, Inc. 3.80% 2026	315	309
	Alexandria Real Estate Equities, Inc. 3.95% 2028	1,220	1,182
	Alexandria Real Estate Equities, Inc. 2.75% 2029	1,940	1,699
	Alexandria Real Estate Equities, Inc. 3.375% 2031	1,320	1,170
	Alexandria Real Estate Equities, Inc. 1.875% 2033	4,095	3,084
	Alexandria Real Estate Equities, Inc. 4.85% 2049	410	381
	American Campus Communities, Inc. 3.75% 2023	3,055	3,059
	American Campus Communities, Inc. 4.125% 2024	2,075	2,087
	American Campus Communities, Inc. 3.625% 2027	9,545	9,374
	American Campus Communities, Inc. 3.875% 2031	331	326
	American Tower Corp. 1.45% 2026	2,369	2,074
	American Tower Corp. 1.60% 2026	2,347	2,101
	American Tower Corp. 3.55% 2027	1,425	1,337
	American Tower Corp. 1.50% 2028	2,500	2,081

American Funds Insurance Series	131

Asset Allocation Fund  (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)
Real estate (continued)	American Tower Corp. 3.60% 2028	USD1,000	$936
	American Tower Corp. 2.30% 2031	1,500	1,190
	American Tower Corp. 2.95% 2051	2,000	1,358
	Brandywine Operating Partnership LP 3.95% 2023	1,070	1,068
	Brookfield Property REIT, Inc. 5.75% 2026[6]	2,575	2,357
	Diversified Healthcare Trust 4.375% 2031	2,120	1,444
	Essex Portfolio LP 3.875% 2024	1,000	998
	Essex Portfolio LP 3.50% 2025	6,825	6,686
	Extra Space Storage, Inc. 2.35% 2032	1,385	1,099
	Gaming and Leisure Properties, Inc. 3.35% 2024	1,263	1,212
	Host Hotels & Resorts LP 4.50% 2026	355	349
	Howard Hughes Corp. 5.375% 2028[6]	1,450	1,217
	Howard Hughes Corp. 4.125% 2029[6]	1,860	1,438
	Howard Hughes Corp. 4.375% 2031[6]	2,615	1,940
	Invitation Homes Operating Partnership LP 2.00% 2031	2,401	1,850
	Iron Mountain, Inc. 5.25% 2030[6]	3,785	3,298
	Iron Mountain, Inc. 4.50% 2031[6]	2,650	2,173
	Kennedy-Wilson Holdings, Inc. 4.75% 2029	2,645	2,146
	Kennedy-Wilson Holdings, Inc. 4.75% 2030	1,140	894
	Kennedy-Wilson Holdings, Inc. 5.00% 2031	2,260	1,755
	Park Intermediate Holdings, LLC 4.875% 2029[6]	2,280	1,961
	Public Storage 2.37% 2022	565	564
	Public Storage 1.85% 2028	2,490	2,159
	Public Storage 1.95% 2028	2,027	1,754
	Public Storage 2.30% 2031	719	605
	Realogy Corp. 5.75% 2029[6]	2,260	1,718
	RHP Hotel Properties LP / RHP Finance Corp. 4.50% 2029[6]	1,300	1,105
	RLJ Lodging Trust, LP 4.00% 2029[6]	1,240	1,021
	Scentre Group 3.25% 2025[6]	1,000	957
	Scentre Group 3.50% 2025[6]	3,075	2,989
	Scentre Group 3.75% 2027[6]	2,430	2,331
	Sun Communities Operating LP 2.30% 2028	1,845	1,580
	Sun Communities Operating LP 2.70% 2031	876	707
	UDR, Inc. 2.95% 2026	760	718

			85,841

Information technology 0.30%	Adobe, Inc. 1.90% 2025	366	353
	Almonde, Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 8.489% 2025[12,15]	4,150	3,593
	Analog Devices, Inc. 1.70% 2028	1,286	1,128
	Analog Devices, Inc. 2.10% 2031	1,212	1,036
	Analog Devices, Inc. 2.80% 2041	2,961	2,325
	Analog Devices, Inc. 2.95% 2051	1,955	1,495
	Apple, Inc. 3.00% 2024	625	624
	Apple, Inc. 3.35% 2027	40	40
	Apple, Inc. 1.20% 2028	5,000	4,379
	Avaya, Inc. 6.125% 2028[6]	1,600	1,048
	Booz Allen Hamilton, Inc. 4.00% 2029[6]	1,000	874
	Broadcom, Inc. 1.95% 2028[6]	1,407	1,199
	Broadcom, Inc. 4.15% 2032[6]	2,811	2,541
	Broadcom, Inc. 2.60% 2033[6]	2,524	1,944
	Broadcom, Inc. 3.469% 2034[6]	1,771	1,444
	Broadcom, Inc. 3.50% 2041[6]	3,948	2,984
	CommScope Finance, LLC 6.00% 2026[6]	1,600	1,477
	Diebold Nixdorf AG, Term Loan B, (3-month USD-LIBOR + 2.75%) 4.00% 2023[12,15]	5,393	4,577
	Diebold Nixdorf, Inc. 9.375% 2025[6]	10,131	7,097
	Diebold, Inc. 8.50% 2024	6,790	3,540
	Fidelity National Information Services, Inc. 3.10% 2041	302	221
	Fiserv, Inc. 3.50% 2029	471	430
	Fiserv, Inc. 2.65% 2030	3,605	3,057

132	American Funds Insurance Series

Asset Allocation Fund  (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)
Information technology (continued)	Gartner, Inc. 4.50% 2028[6]	USD650	$598
	Intuit, Inc. 0.95% 2025	1,530	1,410
	Intuit, Inc. 1.35% 2027	1,395	1,219
	Intuit, Inc. 1.65% 2030	1,845	1,517
	Mastercard, Inc. 2.00% 2031	3,874	3,269
	Microsoft Corp. 2.921% 2052	4,814	3,805
	MoneyGram International, Inc. 5.375% 2026[6]	750	715
	NCR Corp. 5.125% 2029[6]	1,650	1,399
	PayPal Holdings, Inc. 2.65% 2026	2,364	2,243
	PayPal Holdings, Inc. 2.30% 2030	2,200	1,891
	Sabre GLBL, Inc. 7.375% 2025[6]	728	677
	Sabre Holdings Corp. 9.25% 2025[6]	1,197	1,156
	Square, Inc. 3.50% 2031[6]	2,325	1,858
	Synaptics, Inc. 4.00% 2029[6]	875	712
	Unisys Corp. 6.875% 2027[6]	725	634
	VeriSign, Inc. 2.70% 2031	625	504
	Veritas Holdings, Ltd. 7.50% 2025[6]	2,635	1,983
	Viavi Solutions, Inc. 3.75% 2029[6]	725	608
	Xerox Corp. 5.00% 2025[6]	2,275	2,119

			75,723

Consumer staples 0.27%	7-Eleven, Inc. 0.80% 2024[6]	1,700	1,612
	7-Eleven, Inc. 0.95% 2026[6]	825	729
	7-Eleven, Inc. 1.30% 2028[6]	2,500	2,081
	Albertsons Companies, Inc. 3.50% 2029[6]	1,385	1,125
	Altria Group, Inc. 2.45% 2032	125	94
	Altria Group, Inc. 5.80% 2039	2,820	2,567
	Altria Group, Inc. 3.40% 2041	1,500	995
	Altria Group, Inc. 4.50% 2043	3,000	2,259
	Altria Group, Inc. 5.95% 2049	490	430
	Altria Group, Inc. 3.70% 2051	1,395	894
	Anheuser-Busch InBev NV 4.00% 2028	845	835
	Anheuser-Busch InBev NV 4.35% 2040	2,500	2,242
	Anheuser-Busch InBev NV 4.60% 2048	1,500	1,350
	British American Tobacco PLC 3.222% 2024	2,826	2,750
	British American Tobacco PLC 3.215% 2026	3,323	3,108
	British American Tobacco PLC 4.39% 2037	2,459	1,955
	British American Tobacco PLC 4.54% 2047	940	691
	Central Garden & Pet Co. 4.125% 2031[6]	1,395	1,122
	Coca-Cola Company 1.00% 2028	940	812
	Conagra Brands, Inc. 1.375% 2027	4,615	3,856
	Constellation Brands, Inc. 3.60% 2028	625	594
	Constellation Brands, Inc. 2.25% 2031	1,487	1,208
	Coty, Inc. 4.75% 2029[6]	1,220	1,050
	Imperial Tobacco Finance PLC 3.50% 2023[6]	4,000	3,978
	Kronos Acquisition Holdings, Inc. 5.00% 2026[6]	2,430	2,081
	Lamb Weston Holdings, Inc. 4.125% 2030[6]	2,210	1,919
	PepsiCo, Inc. 1.95% 2031	3,001	2,559
	PepsiCo, Inc. 2.625% 2041	5,000	3,934
	PepsiCo, Inc. 3.625% 2050	777	703
	PepsiCo, Inc. 2.75% 2051	1,723	1,324
	Philip Morris International, Inc. 2.375% 2022	1,960	1,958
	Philip Morris International, Inc. 2.875% 2024	788	779
	Philip Morris International, Inc. 3.25% 2024	2,000	1,975
	Philip Morris International, Inc. 0.875% 2026	2,990	2,656
	Philip Morris International, Inc. 3.375% 2029	788	712
	Philip Morris International, Inc. 1.75% 2030	2,956	2,293
	Post Holdings, Inc. 4.625% 2030[6]	2,886	2,440

American Funds Insurance Series	133

Asset Allocation Fund  (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)
Consumer staples (continued)	Prestige Brands International, Inc. 3.75% 2031[6]	USD1,115	$926
	Reynolds American, Inc. 5.85% 2045	2,030	1,707
	Simmons Foods, Inc. 4.625% 2029[6]	560	474

			66,777

	Total corporate bonds, notes & loans		1,498,036

Asset-backed obligations 1.46%
	Aesop Funding, LLC, Series 2017-2A, Class A, 2.97% 2024[6,11]	1,920	1,914
	Aesop Funding, LLC, Series 2018-1A, Class A, 3.70% 2024[6,11]	1,114	1,113
	Aesop Funding, LLC, Series 2018-2A, Class A, 4.00% 2025[6,11]	3,100	3,101
	Aesop Funding, LLC, Series 2021-1A, Class A, 1.38% 2027[6,11]	13,378	11,987
	Aesop Funding, LLC, Series 2020-2, Class A, 2.02% 2027[6,11]	539	496
	Aesop Funding, LLC, Series 2020-2A, Class B, 2.96% 2027[6,11]	138	130
	Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 2026[6,11]	1,545	1,504
	Allegro CLO, Ltd., Series 2016-1A, Class AR2, (3-month USD-LIBOR + 0.95%) 1.994% 2030[6,11,12]	2,395	2,361
	Allegro CLO, Ltd., Series 2017-1A, Class AR, (3-month USD-LIBOR + 0.95%) 1.994% 2030[6,11,12]	1,639	1,604
	Ares CLO, Ltd., Series 2017-42A, Class AR, (3-month USD-LIBOR + 0.92%) 2.056% 2028[6,11,12]	3,042	3,004
	Ballyrock CLO, Ltd., Series 2019-2A, Class A1AR, (3-month USD-LIBOR + 1.00%) 2.478% 2030[6,11,12]	3,660	3,604
	Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 2033[6,11]	638	597
	Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 2037[6,11]	4,936	4,371
	Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 2041[6,11]	754	678
	Cent CLO, Ltd., Series 2014-21A, Class AR, (3-month USD-LIBOR + 0.97%) 2.195% 2030[6,11,12]	5,185	5,118
	CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 2060[6,11]	5,261	4,774
	CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 2060[6,11]	1,774	1,520
	CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 2061[6,11]	6,175	5,453
	CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 2045[6,11]	1,560	1,401
	CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 2045[6,11]	1,260	1,138
	CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 2045[6,11]	5,730	5,129
	CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2046[6,11]	1,713	1,514
	Cloud Pass-Through Trust, Series 2019-1A, Class CLOU, 3.554% 2022[6,11,12]	9	9
	Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.01% 2029[6,11]	1,420	1,415
	Drive Auto Receivables Trust, Series 2019-3, Class C, 2.90% 2025[11]	258	259
	Drive Auto Receivables Trust, Series 2020-1, Class C, 2.36% 2026[11]	1,273	1,272
	Drivetime Auto Owner Trust, Series 2019-3, Class C, 2.74% 2025[6,11]	16	16
	Dryden Senior Loan Fund, CLO, Series 2017-47A, Class A1R, (3-month USD-LIBOR + 0.98%) 2.024% 2028[6,11,12]	5,382	5,306
	EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 2045[6,11]	380	338
	Enterprise Fleet Financing, LLC, Series 2022-1, Class A2, 3.03% 2028[6,11]	6,605	6,491
	FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 2037[6,11]	6,023	5,552
	Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 2030[6,11]	4,825	4,811
	Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 2030[6,11]	6,000	5,980
	Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 2031[6,11]	8,861	8,478
	Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 2031[6,11]	9,605	9,457
	GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 2045[6,11]	765	707
	GCI Funding I, LLC, Series 2020-1, Class B, 3.81% 2045[6,11]	308	285
	Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 2039[6,11]	2,657	2,568
	Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 2040[6,11]	11,017	10,100
	Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 2040[6,11]	13,797	12,635
	Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 2041[6,11]	4,279	3,815
	Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 2041[6,11]	6,372	5,692
	Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 2041[6,11]	504	444
	Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 3.65% 2023[3,4,6,11]	5,930	5,755
	Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 2025[6,11]	8,452	7,914
	Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 2025[6,11]	634	587

134	American Funds Insurance Series

Asset Allocation Fund  (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Asset-backed obligations (continued)
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class C, 2.05% 2025[6,11]	USD405	$374
Hertz Vehicle Financing III, LLC, Series 2022-4A, Class A, 3.73% 2026[6,11]	8,390	8,242
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 2027[6,11]	9,163	8,097
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 2027[6,11]	685	606
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 2027[6,11]	429	376
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class A, 2.33% 2028[6,11]	8,400	7,621
Hertz Vehicle Financing III, LLC, Series 2022-5A, Class A, 3.89% 2028[6,11]	8,750	8,454
Honda Auto Receivables Owner Trust, Series 2019-2, Class A3, 2.52% 2023[11]	265	265
Longfellow Place CLO, Ltd., Series 2013-1A, Class AR3, (3-month USD-LIBOR + 1.00%) 2.044% 2029[6,11,12]	1,745	1,733
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD-LIBOR + 1.00%) 2.098% 2030[6,11,12]	5,545	5,465
Marathon CLO, Ltd., Series 2017-9A, Class A1AR, (3-month USD-LIBOR + 1.15%) 2.194% 2029[6,11,12]	2,659	2,626
Mercury Financial Credit Card Master Trust, Series 2021-1A, Class A, 1.54% 2026[6,11]	4,700	4,474
Mission Lane Credit Card Master Trust, Series 2021-A, Class A, 1.59% 2026[6,11]	1,900	1,831
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 2069[6,11]	5,551	5,119
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 2070[6,11]	6,389	5,656
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 2046[6,11]	6,588	5,880
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 2062[6,11]	11,925	10,963
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 2062[6,11]	6,594	6,105
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 2062[6,11]	11,169	10,363
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 2061[6,11]	23,051	20,148
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD-LIBOR + 0.97%) 2.154% 2030[6,11,12]	1,765	1,740
Palmer Square Loan Funding, CLO, Series 2020-4, Class A1, (3-month USD-LIBOR + 1.00%) 2.524% 2028[6,11,12]	1,645	1,634
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A1, (3-month USD-LIBOR + 0.80%) 1.844% 2029[6,11,12]	9,142	8,992
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD-LIBOR + 0.90%) 1.963% 2029[6,11,12]	500	494
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A2, (3-month USD-LIBOR + 1.40%) 2.444% 2029[6,11,12]	5,378	5,209
PG&E Wildfire Recovery Funding, LLC, Series 2022-A, Class A2, 4.263% 2036[11]	2,725	2,745
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD-LIBOR + 0.94%) 1.984% 2030[6,11,12]	4,634	4,558
Santander Drive Auto Receivables Trust, Series 2020-1, Class B, 3.03% 2024[11]	55	55
Santander Drive Auto Receivables Trust, Series 2020-1, Class C, 4.11% 2025[11]	1,000	1,001
SMB Private Education Loan Trust, Series 2021-A, Class A2A2, (1-month USD-LIBOR + 0.73%) 2.054% 2053[6,11,12]	7,530	7,325
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 2046[6,11]	3,575	3,262
Sound Point CLO, Ltd., Series 2015-1RA, Class AR, (3-month USD-LIBOR + 1.08%) 2.124% 2030[6,11,12]	2,985	2,947
Sprite, Ltd., Series 2021-1, Class A, 3.75% 2046[6,11]	5,063	4,590
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 2041[6,11]	4,796	4,281
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2033[6,11]	2,639	2,464
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2033[6,11]	2,167	1,986
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 2075[6,11]	3,687	3,434
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 2045[6,11]	1,945	1,767
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 2045[6,11]	852	773
Textainer Marine Containers, Ltd., Series 2021-1A, Class A, 1.68% 2046[6,11]	968	846
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 2046[6,11]	4,624	4,119
Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 2031[6,11]	3,250	3,181
Toyota Auto Loan Extended Note Trust, Series 2020-1, Class A, 1.35% 2033[6,11]	889	828
Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 2034[6,11,12]	7,257	6,579
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 2045[6,11]	10,888	9,705
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 2046[6,11]	2,941	2,573

		363,883

American Funds Insurance Series	135

Asset Allocation Fund  (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Bonds & notes of governments & government agencies outside the U.S. 0.16%
	CPPIB Capital, Inc. 2.75% 2027[6]	USD6,600	$6,411
	European Investment Bank 0.75% 2026	6,194	5,605
	OMERS Finance Trust 3.50% 2032[6]	4,315	4,216
	OMERS Finance Trust 4.00% 2052[6]	4,315	4,046
	Panama (Republic of) 3.298% 2033	4,365	3,740
	Panama (Republic of) 4.50% 2063	1,035	799
	Peru (Republic of) 1.862% 2032	2,525	1,920
	Peru (Republic of) 2.78% 2060	3,775	2,346
	Qatar (State of) 3.375% 2024[6]	2,315	2,310
	Qatar (State of) 4.00% 2029[6]	745	753
	Qatar (State of) 4.817% 2049[6]	750	757
	Saudi Arabia (Kingdom of) 3.25% 2030[6]	1,750	1,649
	Saudi Arabia (Kingdom of) 5.25% 2050[6]	1,000	1,020
	United Mexican States 2.659% 2031	2,703	2,231
	United Mexican States 3.771% 2061	1,528	995

			38,798

Municipals 0.15%
California 0.02%
	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 2.158% 2026	1,200	1,117
	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 2.332% 2027	1,660	1,521
	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 2.746% 2034	495	428
	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 3.293% 2042	1,170	947
	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 3.00% 2046	2,470	2,173

			6,186

Connecticut 0.00%	Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-C-1, 4.00% 2044	15	15
	Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-A-1, 4.00% 2044	5	5

			20

Florida 0.04%	Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.705% 2027	5,335	4,830
	Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 2030	5,365	4,667

			9,497

Guam 0.00%	A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2021-A, 3.839% 2036	240	212
	A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2021-A, 4.46% 2043	315	273

			485

Illinois 0.02%	G.O. Bonds, Pension Funding, Series 2003, Assured Guaranty Municipal insured, 5.10% 2033	4,125	4,208

Maryland 0.00%	Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Ref. Bonds, Series 2014-E, 2.857% 2040	15	15

136	American Funds Insurance Series

Asset Allocation Fund  (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Municipals (continued)
Minnesota 0.00%	Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-A, 4.00% 2038	USD40	$41

Nebraska 0.00%	Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2013-A, 3.00% 2043	5	5

New York 0.03%	Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 1.187% 2026	2,865	2,621
	Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 1.748% 2028	4,745	4,223

			6,844

Ohio 0.02%	Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 2031	5,140	4,820

South Carolina 0.00%	Housing Fin. Auth., Mortgage Rev. Ref. Bonds, Series 2014, AMT, 4.00% 2041	10	10

South Dakota 0.00%	Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2014-F, 4.00% 2034	5	5

Tennessee 0.00%	Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-2-A, AMT, 4.00% 2043	5	5

Wisconsin 0.02%	Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 2034	5,885	5,577

	Total municipals		37,718

	Total bonds, notes & other debt instruments (cost: $6,006,118,000)		5,625,550

Short-term securities 9.60%		Shares

Money market investments 9.40%
	Capital Group Central Cash Fund 1.38%[8,18]	23,469,371	2,346,468

Money market investments purchased with collateral from securities on loan 0.20%
	Capital Group Central Cash Fund 1.38%[8,18,19]	141,112	14,109
	Goldman Sachs Financial Square Government Fund, Institutional Shares 1.39%[18,19]	7,449,054	7,449
	BlackRock Liquidity Funds – FedFund, Institutional Shares 1.32%[18,19]	7,054,176	7,054

American Funds Insurance Series	137

Asset Allocation Fund  (continued)

Short-term securities (continued)	Shares	Value (000)

Money market investments purchased with collateral from securities on loan (continued)
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 1.38%[18,19]	7,054,175	$ 7,054
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 1.38%[18,19]	7,054,175	7,054
State Street Institutional U.S. Government Money Market Fund, Institutional Class 1.40%[18,19]	7,054,175	7,054

		49,774

Total short-term securities (cost: $2,396,504,000)		2,396,242

Total investment securities 104.82% (cost: $22,507,741,000)		26,167,099

Other assets less liabilities (4.82)%		(1,202,094)

Net assets 100.00%		$24,965,005

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2022 (000)
2 Year U.S. Treasury Note Futures	Long	2,307	September 2022	USD484,506	$2,968
5 Year U.S. Treasury Note Futures	Short	348	September 2022	(39,063)	(174)
10 Year U.S. Treasury Note Futures	Short	699	September 2022	(82,853)	1,080
10 Year Ultra U.S. Treasury Note Futures	Short	3,135	September 2022	(399,321)	2,171
20 Year U.S. Treasury Bond Futures	Long	1,460	September 2022	202,393	(3,327)
30 Year Ultra U.S. Treasury Bond Futures	Short	311	September 2022	(48,001)	1,392

					$4,110

Swap contracts

Credit default swaps

Centrally cleared credit default swaps on credit indices – buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 6/30/2022 (000)	Upfront premium received (000)	Unrealized appreciation at 6/30/2022 (000)
CDX.NA.IG.38	1.00%	Quarterly	6/20/2027	USD191,572	$88	$(1,760)	$1,848

Investments in affiliates[8]

	Value of affiliates at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 6/30/2022 (000)	Dividend income (000)

Common stocks 0.00%
Health care 0.00%
NuCana PLC (ADR)[1,20]	$7,086	$–	$2,674	$(14,288)	$9,876	$–	$–

Investment funds 5.58%
Capital Group Central Corporate Bond Fund	1,617,261	20,332	–	–	(243,853)	1,393,740	20,332

138	American Funds Insurance Series

Asset Allocation Fund  (continued)

Investments in affiliates[8] (continued)

	Value of				Net	Net unrealized	Value of
	affiliates at				realized	appreciation	affiliates at	Dividend
	1/1/2022	Additions		Reductions	loss	(depreciation)	6/30/2022	income
	(000)	(000)		(000)	(000)	(000)	(000)	(000)

Short-term securities 9.46%
Money market investments 9.40%
Capital Group Central Cash Fund 1.38%[18]	$1,417,334	$2,594,892		$1,665,138	$ (73)	$(547)	$2,346,468	$ 4,686

Money market investments purchased with collateral from securities on loan 0.06%
Capital Group Central Cash Fund 1.38%[18,19]	8,492	5,617	[21]				14,109	–	[22]

Total short-term securities							2,360,577

Total 15.04%					$(14,361)	$(234,524)	$3,754,317	$25,018

Private placement securities[5]
	Acquisition date	Cost (000)	Value (000)	Percent of net assets

Carbon Health Technologies, Inc., convertible preferred shares, 1.00% 2024	7/9/2021	$50,000	$50,000	.20%
Rotech Healthcare, Inc.	9/26/2013	6,949	18,782	.08

Total		$56,949	$68,782	.28%

[1]	Security did not produce income during the last 12 months.
[2]

All or a portion of this security was on loan. The total value of all such securities was $53,318,000, which represented ..21% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $82,826,000, which represented .33% of the net assets of the fund.
[4]	Value determined using significant unobservable inputs.
[5]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale.
[6]

Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,138,626,000, which represented 4.56% of the net assets of the fund.

[7]	Amount less than one thousand.
[8]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[9]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $29,059,000, which represented .12% of the net assets of the fund.
[10]	Index-linked bond whose principal amount moves with a government price index.
[11]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[12]

Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[13]	Purchased on a TBA basis.
[14]	Step bond; coupon rate may change at a later date.
[15]

Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $12,524,000, which represented .05% of the net assets of the fund.

[16]	Scheduled interest and/or principal payment was not received.
[17]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[18]	Rate represents the seven-day yield at 6/30/2022.
[19]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[20]	Affiliated issuer during the reporting period but no longer held at 6/30/2022.
[21]	Represents net activity. Refer to Note 5 for more information on securities lending.
[22]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

American Funds Insurance Series	139

Asset Allocation Fund  (continued)

Key to abbreviations
ADR = American Depositary Receipts	Dev. = Development
Agcy. = Agency	Fin. = Finance
AMT = Alternative Minimum Tax	Fncg. = Financing
Assn. = Association	G.O. = General Obligation
Auth. = Authority	LIBOR = London Interbank Offered Rate
CAD = Canadian dollars	Ref. = Refunding
CLO = Collateralized Loan Obligations	REIT = Real Estate Investment Trust
CME = CME Group	Rev. = Revenue
CMO = Collateralized Mortgage Obligations	SOFR = Secured Overnight Financing Rate
DAC = Designated Activity Company	TBA = To be announced
Dept. = Department	USD = U.S. dollars

Refer to the notes to financial statements.

140	American Funds Insurance Series

American Funds Global Balanced Fund

(formerly Global Balanced Fund)

Investment portfolio June 30, 2022	unaudited

Common stocks 57.98%		Shares	Value (000)
Financials 9.06%	B3 SA-Brasil, Bolsa, Balcao	2,155,801	$4,515
	Zurich Insurance Group AG	9,057	3,939
	DNB Bank ASA	157,370	2,821
	Toronto-Dominion Bank (CAD denominated)	32,930	2,159
	ING Groep NV	218,488	2,159
	PNC Financial Services Group, Inc.	12,445	1,963
	Tradeweb Markets, Inc., Class A	26,076	1,780
	Kotak Mahindra Bank, Ltd.	82,308	1,731
	Citigroup, Inc.	31,974	1,470
	AIA Group, Ltd.	130,600	1,416
	Housing Development Finance Corp., Ltd.	45,344	1,246
	HDFC Bank, Ltd.	70,602	1,205
	BNP Paribas SA	13,671	650
	JPMorgan Chase & Co.	5,741	647
	Nasdaq, Inc.	3,936	600
	Tryg A/S	26,250	589
	Bank Central Asia Tbk PT	1,201,700	585
	Aegon NV1	132,576	574
	Ping An Insurance (Group) Company of China, Ltd., Class H	70,500	479
	Ping An Insurance (Group) Company of China, Ltd., Class A	11,200	78
	Banco Santander, SA	187,371	528
	CME Group, Inc., Class A	2,404	492
	Münchener Rückversicherungs-Gesellschaft AG	2,026	476
	KBC Groep NV	8,458	475
	Swedbank AB, Class A	30,035	380
	FinecoBank SpA	28,303	339
	Fairfax Financial Holdings, Ltd., subordinate voting shares	551	292
	Lufax Holding, Ltd. (ADR)	47,602	286
	Allfunds Group PLC	18,078	139

			34,013

Health care 7.83%	Abbott Laboratories	75,002	8,149
	Novartis AG	30,322	2,568
	Siemens Healthineers AG	48,353	2,457
	UnitedHealth Group, Inc.	4,765	2,447
	Thermo Fisher Scientific, Inc.	3,503	1,903
	Gilead Sciences, Inc.	28,817	1,781
	AstraZeneca PLC	13,160	1,730
	Merck KGaA	8,544	1,442
	PerkinElmer, Inc.	9,013	1,282
	AbbVie, Inc.	7,420	1,137
	Medtronic PLC	11,719	1,052
	Amgen, Inc.	3,544	862
	Stryker Corp.	4,289	853
	BioMarin Pharmaceutical, Inc.[2]	7,114	590
	Humana, Inc.	1,257	588
	Bayer AG	9,217	548

			29,389

Industrials 7.76%	Raytheon Technologies Corp.	74,921	7,201
	BAE Systems PLC	251,418	2,541
	General Electric Co.	37,623	2,395
	General Dynamics Corp.	8,844	1,957
	Carrier Global Corp.	51,285	1,829
	VINCI SA	16,433	1,463
	RELX PLC	49,296	1,336
	Siemens AG	12,400	1,262
	Kingspan Group PLC	20,469	1,231
	Thales SA	9,837	1,207

American Funds Insurance Series	141

American Funds Global Balanced Fund  (continued)

(formerly Global Balanced Fund)

Common stocks (continued)		Shares	Value (000)
Industrials (continued)	Honeywell International, Inc.	6,933	$1,205
	CSX Corp.	39,937	1,160
	LIXIL Corp.	57,300	1,073
	SMC Corp.	2,100	936
	Safran SA	4,779	472
	L3Harris Technologies, Inc.	1,234	298
	Melrose Industries PLC	156,807	286
	Airbus SE, non-registered shares	2,836	275
	Lockheed Martin Corp.	609	262
	NIBE Industrier AB, Class B	33,720	253
	Bureau Veritas SA	8,207	210
	DSV A/S	1,312	183
	Ryanair Holdings PLC (ADR)[2]	1,300	87

			29,122

Information technology 7.44%	Microsoft Corp.	33,242	8,537
	Broadcom, Inc.	17,541	8,522
	Micron Technology, Inc.	46,889	2,592
	Apple, Inc.	14,528	1,986
	Taiwan Semiconductor Manufacturing Company, Ltd.	103,000	1,649
	GlobalWafers Co., Ltd.	90,000	1,371
	Adobe, Inc.[2]	3,492	1,278
	ServiceNow, Inc.[2]	2,335	1,110
	Accenture PLC, Class A	3,181	883

			27,928

Utilities 5.51%	DTE Energy Company	32,874	4,167
	National Grid PLC	191,463	2,452
	Power Grid Corporation of India, Ltd.	884,910	2,374
	NextEra Energy, Inc.	30,640	2,373
	E.ON SE	281,377	2,361
	Duke Energy Corp.	17,632	1,890
	Public Service Enterprise Group, Inc.	23,120	1,463
	Dominion Energy, Inc.	14,973	1,195
	ENN Energy Holdings, Ltd.	67,300	1,106
	Iberdrola, SA, non-registered shares	80,267	833
	Enel SpA	87,509	479

			20,693

Consumer staples 5.12%	Nestlé SA	37,614	4,391
	Philip Morris International, Inc.	37,743	3,727
	ITC, Ltd.	993,677	3,441
	Imperial Brands PLC	101,076	2,259
	British American Tobacco PLC	28,823	1,235
	Pernod Ricard SA	5,944	1,092
	Heineken NV	10,102	921
	Altria Group, Inc.	15,371	642
	Inner Mongolia Yili Industrial Group Co., Ltd., Class A	109,000	634
	Treasury Wine Estates, Ltd.	42,600	334
	Kweichow Moutai Co., Ltd., Class A	1,021	312
	Davide Campari-Milano NV	21,508	226

			19,214

142	American Funds Insurance Series

American Funds Global Balanced Fund  (continued)

(formerly Global Balanced Fund)

Common stocks (continued)		Shares	Value (000)
Communication services 3.67%	Comcast Corp., Class A	108,820	$4,270
	Alphabet, Inc., Class A2	1,325	2,887
	Alphabet, Inc., Class C2	435	952
	Netflix, Inc.[2]	8,391	1,467
	BCE, Inc.	23,357	1,148
	Omnicom Group, Inc.	11,276	717
	Universal Music Group NV	33,143	665
	SoftBank Corp.	58,600	651
	Meta Platforms, Inc., Class A2	3,285	530
	Electronic Arts, Inc.	4,197	510

			13,797

Energy 3.50%	Canadian Natural Resources, Ltd. (CAD denominated)[1]	106,085	5,701
	Neste OYJ	44,747	1,981
	Shell PLC (GBP denominated)	57,460	1,493
	Chevron Corp.	8,464	1,225
	BP PLC	197,492	933
	TC Energy Corp. (CAD denominated)	12,821	664
	Baker Hughes Co., Class A	18,517	535
	DT Midstream, Inc.	7,634	374
	Woodside Energy Group, Ltd. (CDI)[2]	11,841	251

			13,157

Materials 3.48%	Freeport-McMoRan, Inc.	91,356	2,673
	Linde PLC	6,777	1,948
	BHP Group, Ltd. (CDI)	64,727	1,810
	Evonik Industries AG	75,312	1,607
	Fortescue Metals Group, Ltd.	110,218	1,334
	Rio Tinto PLC	21,289	1,274
	Vale SA, ordinary nominative shares (ADR)	67,040	981
	Shin-Etsu Chemical Co., Ltd.	4,900	552
	UPM-Kymmene Oyj	15,780	480
	Air Liquide SA, non-registered shares	2,959	397

			13,056

Consumer discretionary 2.49%	General Motors Company[2]	98,406	3,125
	LVMH Moët Hennessy-Louis Vuitton SE	2,533	1,544
	Ferrari NV	4,222	775
	Ferrari NV (EUR denominated)	1,623	298
	InterContinental Hotels Group PLC	13,131	695
	Amazon.com, Inc.[2]	4,940	525
	Astra International Tbk PT	1,106,100	492
	Cie. Financière Richemont SA, Class A	4,164	443
	Starbucks Corp.	4,927	376
	Royal Caribbean Cruises, Ltd.[2]	8,753	306
	Airbnb, Inc., Class A2	2,869	256
	Ford Motor Co.	22,680	252
	Aptiv PLC[2]	2,744	244
	JD.com, Inc., Class A	1,200	39

			9,370

American Funds Insurance Series	143

American Funds Global Balanced Fund  (continued)

(formerly Global Balanced Fund)

Common stocks (continued)		Shares	Value (000)
Real estate 2.12%	Crown Castle International Corp. REIT	14,805	$2,493
	Equinix, Inc. REIT	2,715	1,784
	Embassy Office Parks REIT	363,682	1,723
	CTP NV	78,913	910
	Digital Realty Trust, Inc. REIT	4,862	631
	Americold Realty Trust, Inc.	13,585	408

			7,949

	Total common stocks (cost: $209,035,000)		217,688

Preferred securities 0.37%
Financials 0.37%	Fannie Mae, Series S, 8.25% noncumulative preferred shares[2]	223,000	776
	Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares[2]	192,000	636

	Total preferred securities (cost: $1,545,000)		1,412

Convertible stocks 0.11%
Health care 0.11%	Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 2023	300	397

	Total convertible stocks (cost: $410,000)		397

Bonds, notes & other debt instruments 36.78%		Principal amount (000)

U.S. Treasury bonds & notes 14.46%
U.S. Treasury 13.94%	U.S. Treasury 1.875% 2022	USD1,810	1,810
	U.S. Treasury 2.50% 2023	1,182	1,180
	U.S. Treasury 2.75% 2023	1,485	1,484
	U.S. Treasury 0.375% 2024	440	417
	U.S. Treasury 1.50% 2024	5,058	4,939
	U.S. Treasury 1.50% 2024	1,300	1,256
	U.S. Treasury 2.50% 2024	995	986
	U.S. Treasury 0.25% 2025	1,004	920
	U.S. Treasury 0.375% 2025	50	46
	U.S. Treasury 1.75% 2025	440	425
	U.S. Treasury 2.875% 2025	1,031	1,027
	U.S. Treasury 0.50% 2026	500	456
	U.S. Treasury 0.625% 2026	500	453
	U.S. Treasury 0.75% 2026	2,075	1,906
	U.S. Treasury 0.875% 2026	500	457
	U.S. Treasury 0.875% 2026	454	417
	U.S. Treasury 1.125% 2026	1,000	922
	U.S. Treasury 1.875% 2027	6,696	6,356
	U.S. Treasury 2.25% 2027	298	287
	U.S. Treasury 2.50% 2027	1,325	1,293
	U.S. Treasury 2.75% 2027	10,830	10,683
	U.S. Treasury 2.875% 2028	1,275	1,260
	U.S. Treasury 2.875% 2028	557	550
	U.S. Treasury 0.625% 2030	2,223	1,853
	U.S. Treasury 0.625% 2030	650	538
	U.S. Treasury 1.25% 2031	575	494
	U.S. Treasury 1.375% 2031	834	723
	U.S. Treasury 1.625% 2031	375	335
	U.S. Treasury 1.875% 2032	3,109	2,813
	U.S. Treasury 2.875% 2032	340	336
	U.S. Treasury 1.875% 2041	920	719

144	American Funds Insurance Series

American Funds Global Balanced Fund  (continued)

(formerly Global Balanced Fund)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)	U.S. Treasury 2.25% 2041	USD525	$436
	U.S. Treasury 2.875% 2046	400	364
	U.S. Treasury 1.25% 2050	140	89
	U.S. Treasury 1.875% 2051[3]	1,626	1,215
	U.S. Treasury 2.00% 2051[3]	2,396	1,844
	U.S. Treasury 2.375% 2051	490	412
	U.S. Treasury 2.25% 2052	765	627

			52,328

U.S. Treasury inflation-protected securities 0.52%	U.S. Treasury Inflation-Protected Security 0.125% 2024[4]	804	812
	U.S. Treasury Inflation-Protected Security 0.125% 2024[4]	558	562
	U.S. Treasury Inflation-Protected Security 0.375% 2027[4]	357	355
	U.S. Treasury Inflation-Protected Security 1.00% 2049[4]	241	231

			1,960

	Total U.S. Treasury bonds & notes		54,288

Bonds & notes of governments & government agencies outside the U.S. 14.07%
	Abu Dhabi (Emirate of) 2.50% 2022[5]	200	200
	Abu Dhabi (Emirate of) 0.75% 2023[5]	275	266
	Agricultural Development Bank of China 3.75% 2029	CNY550	86
	Asian Development Bank 1.125% 2025	GBP100	117
	Australia (Commonwealth of), Series 159, 0.25% 2024	AUD500	324
	Australia (Commonwealth of), Series 139, 3.25% 2025	875	606
	Australia (Commonwealth of), Series 152, 2.75% 2028	310	205
	Australia (Commonwealth of), Series 163, 1.00% 2031	660	360
	Australia (Commonwealth of), Series 166, 3.00% 2033	2,250	1,451
	Austria (Republic of) 0% 2031	EUR660	592
	Brazil (Federative Republic of) 10.00% 2023	BRL600	113
	Brazil (Federative Republic of) 0% 2024	1,700	269
	Brazil (Federative Republic of) 10.00% 2025	900	162
	Canada 0.75% 2024	CAD1,125	830
	Canada 2.25% 2025	1,400	1,062
	Canada 0.25% 2026	570	400
	Canada 2.25% 2029	1,525	1,120
	Chile (Republic of) 5.80% 2024	CLP85,000	90
	Chile (Republic of) 4.50% 2026	5,000	5
	Chile (Republic of) 5.00% 2028	60,000	60
	Chile (Republic of) 4.70% 2030	355,000	346
	China (People’s Republic of), Series 1910, 3.86% 2049	CNY2,110	343
	China (People’s Republic of), Series INBK, 3.39% 2050	1,100	165
	China (People’s Republic of), Series INBK, 3.81% 2050	11,200	1,808
	China Development Bank Corp., Series 2008, 2.89% 2025	3,240	487
	China Development Bank Corp., Series 2009, 3.39% 2027	10,400	1,588
	China Development Bank Corp., Series 2004, 3.43% 2027	1,060	162
	China Development Bank Corp., Series 1805, 4.88% 2028	2,040	334
	Colombia (Republic of), Series B, 5.75% 2027	COP2,331,300	445
	Colombia (Republic of), Series B, 7.00% 2031	6,087,800	1,115
	European Investment Bank 0.375% 2027	EUR110	108
	European Investment Bank 0.25% 2032	860	760
	European Union 0% 2026	100	99
	European Union 0.25% 2026	50	50
	French Republic O.A.T. 0% 2030	1,320	1,194
	French Republic O.A.T. 0% 2032	650	563
	French Republic O.A.T. 3.25% 2045	160	192
	Germany (Federal Republic of) 0% 2025	525	538
	Germany (Federal Republic of) 0% 2027	1,510	1,507
	Germany (Federal Republic of) 0% 2031	3,080	2,867

American Funds Insurance Series	145

American Funds Global Balanced Fund  (continued)

(formerly Global Balanced Fund)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Bonds & notes of governments & government agencies outside the U.S. (continued)
Germany (Federal Republic of) 0% 2032	EUR540	$497
Germany (Federal Republic of) 0% 2050	200	134
Greece (Hellenic Republic of) 3.45% 2024	320	346
Greece (Hellenic Republic of) 3.375% 2025	300	322
Greece (Hellenic Republic of) 1.75% 2032	725	644
Hungary (Republic of) 2.125% 2031[5]	USD460	357
Hungary (Republic of) 3.125% 2051[5]	200	133
Hungary (Republic of), Series C, 1.00% 2025	HUF43,000	90
India (Republic of) 5.15% 2025	INR8,000	96
Indonesia (Republic of), Series 78, 8.25% 2029	IDR4,301,000	307
Indonesia (Republic of), Series 82, 7.00% 2030	1,000,000	67
Indonesia (Republic of), Series 87, 6.50% 2031	1,253,000	80
Israel (State of) 2.875% 2024	EUR200	213
Israel (State of) 1.50% 2027	100	100
Italy (Republic of) 1.35% 2030	660	615
Japan, Series 17, 0.10% 2023[4]	JPY10,690	81
Japan, Series 19, 0.10% 2024[4]	31,020	236
Japan, Series 18, 0.10% 2024[4]	21,240	161
Japan, Series 150, 0.005% 2026	84,950	626
Japan, Series 21, 0.10% 2026[4]	41,385	320
Japan, Series 346, 0.10% 2027	134,150	993
Japan, Series 22, 0.10% 2027[4]	25,941	204
Japan, Series 24, 0.10% 2029[4]	26,043	203
Japan, Series 365, 0.10% 2031	317,600	2,311
Japan, Series 363, 0.10% 2031	56,000	407
Japan, Series 152, 1.20% 2035	264,400	2,118
Japan, Series 179, 0.50% 2041	71,600	492
Japan, Series 42, 1.70% 2044	50,150	423
Japan, Series 37, 0.60% 2050	26,950	171
Japan, Series 70, 0.70% 2051	60,350	391
Japan, Series 73, 0.70% 2051	7,000	45
Japan, Series 74, 1.00% 2052	130,700	913
KfW 1.125% 2025	GBP95	111
Malaysia (Federation of), Series 0119, 3.906% 2026	MYR1,380	313
Malaysia (Federation of), Series 0219, 3.885% 2029	620	137
Malaysia (Federation of), Series 0419, 3.828% 2034	90	19
Malaysia (Federation of), Series 0418, 4.893% 2038	300	69
Malaysia (Federation of), Series 0519, 3.757% 2040	1,450	287
Malaysia (Federation of), Series 0216, 4.736% 2046	409	90
Malaysia (Federation of), Series 0518, 4.921% 2048	1,078	242
Morocco (Kingdom of) 3.50% 2024	EUR100	104
Morocco (Kingdom of) 1.50% 2031	100	70
Netherlands (Kingdom of the) 5.50% 2028	100	128
Nova Scotia (Province of) 3.15% 2051	CAD170	108
Peru (Republic of) 2.392% 2026	USD90	84
Philippines (Republic of) 0.001% 2024	JPY100,000	731
Philippines (Republic of) 0.25% 2025	EUR100	98
Philippines (Republic of) 1.648% 2031	USD200	161
Poland (Republic of), Series 0725, 3.25% 2025	PLN1,900	377
Poland (Republic of), Series 1029, 2.75% 2029	410	70
Portuguese Republic 0.475% 2030	EUR230	211
Romania 2.125% 2028	130	112
Romania 3.624% 2030	615	528
Romania 2.00% 2032	100	72
Romania 2.00% 2033	200	136
Romania 3.50% 2034	65	50
Romania 3.75% 2034	130	103
Romania 3.375% 2038	80	56
Romania 4.625% 2049	39	29

146	American Funds Insurance Series

American Funds Global Balanced Fund  (continued)

(formerly Global Balanced Fund)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Bonds & notes of governments & government agencies outside the U.S. (continued)
	Romania 3.375% 2050	EUR73	$46
	Russian Federation 7.00% 2023	RUB16,600	27
	Russian Federation 2.875% 2025	EUR200	56
	Russian Federation 4.25% 2027[6]	USD200	55
	Russian Federation 4.375% 2029	200	47
	Russian Federation 6.90% 2029[6]	RUB28,250	46
	Russian Federation 7.65% 2030[6]	38,320	63
	Russian Federation 5.90% 2031[6]	5,620	9
	Russian Federation 6.90% 2031	18,200	30
	Russian Federation 8.50% 2031[6]	5,530	9
	Russian Federation 7.70% 2033[6]	23,030	38
	Russian Federation 7.25% 2034[6]	8,140	13
	Serbia (Republic of) 3.125% 2027	EUR640	589
	Serbia (Republic of) 3.125% 2027	385	354
	Serbia (Republic of) 2.05% 2036	185	115
	South Africa (Republic of), Series R-2030, 8.00% 2030	ZAR3,000	160
	South Korea (Republic of), Series 2209, 2.00% 2022	KRW560,000	431
	Spain (Kingdom of) 0.80% 2027	EUR490	490
	Spain (Kingdom of) 0.50% 2031	325	288
	Spain (Kingdom of) 0.70% 2032	830	739
	Tunisia (Republic of) 6.75% 2023	260	190
	Tunisia (Republic of) 6.75% 2023	150	110
	Ukraine 6.876% 2029[5]	USD250	62
	Ukraine 6.876% 2029	200	50
	United Kingdom 1.75% 2022	GBP280	341
	United Kingdom 2.75% 2024	50	62
	United Kingdom 1.25% 2027	410	483
	United Kingdom 0.375% 2030	490	518
	United Kingdom 0.25% 2031	770	786
	United Kingdom 4.25% 2032	1,475	2,112
	United Kingdom 0.625% 2035	155	148
	United Kingdom 3.25% 2044	250	334
	United Kingdom 0.625% 2050	95	71
	United Kingdom 1.25% 2051	164	146
	United Mexican States, Series M, 5.75% 2026	MXN18,200	805
	United Mexican States, Series M, 7.50% 2027	21,950	1,021
	United Mexican States, Series M, 7.75% 2031	5,000	229
	United Mexican States, Series M, 8.00% 2047	4,000	178

			52,832

Corporate bonds, notes & loans 5.39%
Financials 1.59%	ACE INA Holdings, Inc. 2.875% 2022	USD10	10
	ACE INA Holdings, Inc. 3.35% 2026	10	10
	ACE INA Holdings, Inc. 4.35% 2045	20	19
	Allianz SE 4.75% perpetual bonds (3-month EUR-EURIBOR + 3.60% on 10/24/2023)[7]	EUR100	105
	Bank of America Corp. 0.976% 2025 (USD-SOFR + 0.69% on 4/22/2024)[7]	USD200	188
	Bank of America Corp. 1.319% 2026 (USD-SOFR + 1.15% on 6/19/2025)[7]	500	455
	Bank of America Corp. 1.734% 2027 (USD-SOFR + 0.96% on 7/22/2026)[7]	160	143
	Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[7]	236	220
	Bank of America Corp. 2.496% 2031 (3-month USD-LIBOR + 0.99% on 2/13/2030)[7]	20	17
	Citigroup, Inc. 0.981% 2025 (USD-SOFR + 0.669% on 5/1/2024)[7]	103	97
	Citigroup, Inc. 3.106% 2026 (USD-SOFR + 2.842% on 3/8/2026)[7]	175	168
	Citigroup, Inc. 1.462% 2027 (USD-SOFR + 0.67% on 6/9/2026)[7]	310	275
	Citigroup, Inc. 3.07% 2028 (USD-SOFR + 1.28% on 2/24/2027)[7]	110	102
	Citigroup, Inc. 4.91% 2033 (USD-SOFR + 2.086% on 5/24/2032)[7]	29	29
	Commonwealth Bank of Australia 2.688% 2031[5]	225	183
	Corebridge Financial, Inc. 3.90% 2032[5]	59	53

American Funds Insurance Series	147

American Funds Global Balanced Fund  (continued)

(formerly Global Balanced Fund)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)
Financials (continued)	Goldman Sachs Group, Inc. 2.905% 2023 (3-month USD-LIBOR + 0.99% on 7/24/2022)[7]	USD130	$130
	Goldman Sachs Group, Inc. 3.50% 2025	207	203
	Goldman Sachs Group, Inc. 2.615% 2032 (USD-SOFR + 1.281% on 4/22/2031)[7]	130	108
	Goldman Sachs Group, Inc. 1.00% 2033[5]	EUR210	165
	Goldman Sachs Group, Inc. 4.017% 2038 (3-month USD-LIBOR + 1.373% on 10/31/2037)[7]	USD78	68
	Groupe BPCE SA 5.70% 2023[5]	200	203
	Groupe BPCE SA 1.00% 2025	EUR100	100
	HSBC Holdings PLC 4.292% 2026 (3-month USD-LIBOR + 1.348% on 9/12/2025)[7]	USD200	196
	Intercontinental Exchange, Inc. 4.00% 2027	390	384
	JPMorgan Chase & Co. 3.25% 2022	28	28
	JPMorgan Chase & Co. 1.578% 2027 (USD-SOFR + 0.885% on 4/22/2026)[7]	186	166
	JPMorgan Chase & Co. 4.493% 2031 (USD-SOFR + 3.79% on 3/24/2030)[7]	160	156
	Morgan Stanley 0.985% 2026 (USD-SOFR + 0.72% on 12/10/2025)[7]	200	178
	Morgan Stanley 3.125% 2026	110	105
	Morgan Stanley 1.593% 2027 (USD-SOFR + 0.879% on 5/4/2026)[7]	126	112
	Morgan Stanley 2.699% 2031 (USD-SOFR + 1.143% on 1/22/2030)[7]	72	62
	Morgan Stanley 2.95% 2032 (3-month EUR-EURIBOR +1.245% on 5/7/2031)[7]	EUR510	507
	New York Life Insurance Company 3.75% 2050[5]	USD23	19
	Nordea Bank AB 3.60% 2025[5]	200	198
	PNC Financial Services Group, Inc. 2.854% 2022[7]	100	100
	Royal Bank of Canada 1.20% 2026	175	158
	Wells Fargo & Company 2.393% 2028 (USD-SOFR + 2.10% on 6/2/2027)[7]	400	359
	Wells Fargo & Company 3.526% 2028 (USD-SOFR + 1.51% on 3/24/2027)[7]	210	199

			5,978

Utilities 0.74%	Alabama Power Co. 3.00% 2052	250	184
	CMS Energy Corp. 3.00% 2026	150	144
	Duke Energy Carolinas, LLC 3.05% 2023	280	280
	Duke Energy Progress, LLC 3.70% 2028	75	73
	Edison International 4.125% 2028	160	149
	Enel Finance International SA 1.875% 2028[5]	200	168
	Enersis Américas SA 4.00% 2026	35	34
	Exelon Corp. 3.40% 2026	150	146
	FirstEnergy Corp. 3.50% 2028[5]	35	33
	Florida Power & Light Company 2.875% 2051	120	89
	Interstate Power and Light Co. 2.30% 2030	50	43
	NextEra Energy Capital Holdings, Inc. 2.75% 2029	232	205
	Niagara Mohawk Power Corp. 3.508% 2024[5]	85	83
	Pacific Gas and Electric Co. 2.95% 2026	25	23
	Pacific Gas and Electric Co. 2.10% 2027	100	84
	Pacific Gas and Electric Co. 3.00% 2028	140	121
	Pacific Gas and Electric Co. 4.65% 2028	114	106
	Pacific Gas and Electric Co. 4.55% 2030	31	27
	Pacific Gas and Electric Co. 2.50% 2031	600	459
	Pacific Gas and Electric Co. 3.25% 2031	50	40
	Pacific Gas and Electric Co. 3.50% 2050	137	92
	Xcel Energy, Inc. 3.35% 2026	216	209

			2,792

Communication services 0.60%	AT&T, Inc. 2.75% 2031	375	324
	AT&T, Inc. 2.55% 2033	64	52
	Comcast Corp. 0% 2026	EUR100	95
	Comcast Corp. 0.25% 2029	100	87
	Deutsche Telekom International Finance BV 9.25% 2032	USD45	60
	KT Corp. 0.22% 2022	JPY100,000	737

148	American Funds Insurance Series

American Funds Global Balanced Fund  (continued)

(formerly Global Balanced Fund)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)
Communication services (continued)	Magallanes, Inc. 5.05% 2042[5]	USD168	$143
	Orange SA 9.00% 2031[7]	65	84
	T-Mobile US, Inc. 2.05% 2028	200	174
	Verizon Communications, Inc. 0.375% 2029	EUR140	125
	Verizon Communications, Inc. 2.55% 2031	USD325	278
	Verizon Communications, Inc. 0.75% 2032	EUR100	83

			2,242

Consumer discretionary 0.59%	Amazon.com, Inc. 2.80% 2024	USD45	45
	Amazon.com, Inc. 1.20% 2027	50	44
	Bayerische Motoren Werke AG 3.90% 2025[5]	70	70
	Bayerische Motoren Werke AG 4.15% 2030[5]	70	69
	Daimler Trucks Finance North America, LLC 3.65% 2027[5]	150	144
	General Motors Financial Co. 1.05% 2024	116	110
	General Motors Financial Co. 2.40% 2028	150	127
	Hyundai Capital America 3.25% 2022[5]	65	65
	Hyundai Capital America 1.50% 2026[5]	250	221
	Hyundai Capital America 2.375% 2027[5]	109	96
	Hyundai Capital Services, Inc. 3.75% 2023[5]	250	250
	Royal Caribbean Cruises, Ltd. 11.50% 2025[5]	142	146
	Royal Caribbean Cruises, Ltd. 5.50% 2028[5]	130	91
	Stellantis Finance US, Inc. 2.691% 2031[5]	200	159
	Stellantis NV 1.25% 2033	EUR500	366
	Toyota Motor Credit Corp. 3.375% 2030	USD33	31
	Volkswagen International Finance NV 4.375% junior subordinated perpetual bonds (9-year EUR Mid-Swap + 3.36% on 3/28/2031)[7]	EUR200	169

			2,203

Energy 0.49%	Canadian Natural Resources, Ltd. 2.95% 2030	USD161	142
	Enbridge, Inc. 4.25% 2026	70	69
	Enbridge, Inc. 3.70% 2027	45	43
	Enbridge, Inc. 3.40% 2051	39	29
	Energy Transfer Operating LP 5.00% 2050	136	116
	Halliburton Company 3.80% 2025	2	2
	Kinder Morgan, Inc. 4.30% 2025	165	164
	Kinder Morgan, Inc. 3.60% 2051	120	89
	MPLX LP 2.65% 2030	75	63
	MPLX LP 5.50% 2049	215	200
	Petróleos Mexicanos 7.47% 2026	MXN5,330	231
	Petróleos Mexicanos 5.95% 2031	USD161	118
	Petróleos Mexicanos 6.75% 2047	38	24
	Qatar Petroleum 3.125% 2041[5]	270	213
	Statoil ASA 3.70% 2024	50	50
	TransCanada Corp. 5.875% 2076 (3-month USD-LIBOR + 4.64% on 8/15/2026)[7]	288	274

			1,827

Industrials 0.37%	Boeing Company 4.508% 2023	400	401
	Canadian Pacific Railway, Ltd. 3.10% 2051	164	121
	Carrier Global Corp. 2.242% 2025	6	6
	Carrier Global Corp. 2.493% 2027	7	6
	CSX Corp. 3.80% 2050	6	5
	CSX Corp. 2.50% 2051	75	51
	General Electric Capital Corp. 4.418% 2035	200	187
	Lima Metro Line 2 Finance, Ltd. 5.875% 2034[5]	97	96

American Funds Insurance Series	149

American Funds Global Balanced Fund  (continued)

(formerly Global Balanced Fund)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)
Industrials (continued)	MISC Capital Two (Labuan), Ltd. 3.75% 2027[5]	USD200	$188
	Singapore Airlines, Ltd. 3.375% 2029	200	182
	United Technologies Corp. 4.125% 2028	170	168

			1,411

Health care 0.30%	Aetna, Inc. 2.80% 2023	10	10
	Amgen, Inc. 1.90% 2025	40	38
	Amgen, Inc. 2.20% 2027	30	28
	AstraZeneca Finance, LLC 2.25% 2031	69	60
	AstraZeneca PLC 3.50% 2023	150	150
	Becton, Dickinson and Company 3.734% 2024	10	10
	Becton, Dickinson and Company 3.70% 2027	43	42
	Becton, Dickinson and Company 2.823% 2030	28	25
	Cigna Corp. 4.125% 2025	80	80
	EMD Finance, LLC 3.25% 2025[5]	250	246
	Stryker Corp. 0.75% 2029	EUR210	188
	Takeda Pharmaceutical Company, Ltd. 2.25% 2026	100	103
	UnitedHealth Group, Inc. 4.00% 2029	USD135	134

			1,114

Information technology 0.27%	Broadcom, Inc. 3.15% 2025	17	16
	Broadcom, Inc. 4.00% 2029[5]	42	39
	Broadcom, Inc. 4.15% 2030	70	64
	Broadcom, Inc. 3.419% 2033[5]	53	44
	Lenovo Group, Ltd. 5.875% 2025	269	277
	Mastercard, Inc. 2.00% 2031	102	86
	Microsoft Corp. 2.40% 2026	187	180
	Oracle Corp. 2.65% 2026	216	200
	PayPal Holdings, Inc. 4.40% 2032	99	98

			1,004

Consumer staples 0.23%	Altria Group, Inc. 2.20% 2027	EUR270	255
	Anheuser-Busch InBev NV 4.00% 2028	USD100	99
	Anheuser-Busch InBev NV 4.75% 2029	220	224
	British American Tobacco PLC 3.215% 2026	62	58
	British American Tobacco PLC 3.557% 2027	105	96
	British American Tobacco PLC 4.70% 2027	67	66
	British American Tobacco PLC 3.462% 2029	75	64

			862

Real estate 0.19%	American Campus Communities, Inc. 3.75% 2023	100	100
	American Campus Communities, Inc. 4.125% 2024	90	90
	American Tower Corp. 0.875% 2029	EUR250	213
	Equinix, Inc. 2.15% 2030	USD197	160
	Essex Portfolio LP 3.50% 2025	120	118
	Essex Portfolio LP 3.375% 2026	40	39

			720

Materials 0.02%	Vale Overseas, Ltd. 3.75% 2030	94	83

	Total corporate bonds, notes & loans		20,236

150	American Funds Insurance Series

American Funds Global Balanced Fund  (continued)

(formerly Global Balanced Fund)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Mortgage-backed obligations 2.39%
Federal agency mortgage-backed obligations 1.32%	Fannie Mae Pool #FM7100 3.50% 2050[8]	USD379	$370
	Government National Mortgage Assn. 3.50% 2052[8,9]	1,300	1,262
	Uniform Mortgage-Backed Security 2.50% 2052[8,9]	990	890
	Uniform Mortgage-Backed Security 4.00% 2052[8,9]	1,145	1,125
	Uniform Mortgage-Backed Security 4.50% 2052[8,9]	1,267	1,269
	Uniform Mortgage-Backed Security 4.50% 2052[8,9]	33	33

			4,949

Other mortgage-backed securities 1.07%	Nordea Kredit 0.50% 2040[8]	DKK1,666	192
	Nykredit Realkredit AS, Series 01E, 1.50% 2037[8]	520	67
	Nykredit Realkredit AS, Series 01E, 0.50% 2040[8]	7,444	856
	Nykredit Realkredit AS, Series 01E, 1.50% 2040[8]	1,320	168
	Nykredit Realkredit AS, Series 01E, 0.50% 2043[8]	20,999	2,393
	Nykredit Realkredit AS, Series 01E, 0.50% 2050[8]	1,391	147
	Nykredit Realkredit AS, Series CCE, 1.00% 2050[8]	599	66
	Nykredit Realkredit AS, Series 01E, 1.00% 2053[8]	876	96
	Realkredit Danmark AS 1.00% 2053[8]	197	22

			4,007

	Total mortgage-backed obligations		8,956

Asset-backed obligations 0.43%
	AmeriCredit Automobile Receivables Trust, Series 2022-2, Class A2B, (30-day Average USD-SOFR + 1.15%) 1.927% 2025[8,10]	USD230	230
	Exeter Automobile Receivables Trust, Series 2022-3A, Class A2, 3.45% 2024[8]	98	98
	Ford Credit Auto Owner Trust, Series 2022-B, Class A2B, (30-day Average USD-SOFR + 0.60%) 1.252% 2025[8,10]	116	116
	Nissan Auto Lease Trust, Series 2021-A, Class A3, 0.52% 2024[8]	302	293
	Nissan Auto Lease Trust, Series 2022-A, Class A2B, (30-day Average USD-SOFR + 0.60%) 1.113% 2024[8,10]	300	295
	Verizon Master Trust, Series 2022-3, Class A, 3.01% 2027 (3.76% on 11/20/2023)[7,8]	250	248
	Volkswagen Auto Lease Trust, Series 2022-A, Class A2, 3.02% 2024[8]	167	166
	Westlake Automobile Receivables Trust, Series 2022-2A, Class A2A, 3.36% 2025[5,8]	182	181

			1,627

Municipals 0.04%

Ohio 0.02%	Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2020-A, 3.216% 2048	100	78

Texas 0.02%	Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 2052	80	65

	Total municipals		143

	Total bonds, notes & other debt instruments (cost: $153,808,000)		138,082

Short-term securities 6.46%		Shares

Money market investments 3.11%

	Capital Group Central Cash Fund 1.38%[11,12]	116,695	11,667

American Funds Insurance Series	151

American Funds Global Balanced Fund  (continued)

(formerly Global Balanced Fund)

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)

U.S. Treasury bills 2.39%
U.S. Treasury 7/21/2022	0.804%	USD9,000	$8,995

	Shares

Money market investments purchased with collateral from securities on loan 0.96%
Capital Group Central Cash Fund 1.38%[11,12,13]	10,218	1,021
Goldman Sachs Financial Square Government Fund, Institutional Shares 1.39%[11,13]	539,399	540
BlackRock Liquidity Funds – FedFund, Institutional Shares 1.32%[11,13]	510,806	511
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 1.38%[11,13]	510,805	511
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 1.38%[11,13]	510,805	511
State Street Institutional U.S. Government Money Market Fund, Institutional Class 1.40%[11,13]	510,805	511

		3,605

Total short-term securities (cost: $24,267,000)		24,267

Total investment securities 101.70% (cost: $389,065,000)		381,846
Other assets less liabilities (1.70)%		(6,368)

Net assets 100.00%		$375,478

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2022 (000)
2 Year U.S. Treasury Note Futures	Short	1	September 2022	USD(210)	$ 1
5 Year Euro-Bobl Futures	Long	29	September 2022	3,774	(39)
5 Year U.S. Treasury Note Futures	Long	7	September 2022	786	8
10 Year Euro-Bund Futures	Long	11	September 2022	1,715	(18)
10 Year Italy Government Bond Futures	Short	11	September 2022	(1,419)	24
10 Year Japanese Government Bond Futures	Short	2	September 2022	(2,191)	(14)
10 Year Australian Treasury Bond Futures	Long	4	September 2022	328	2
10 Year Ultra U.S. Treasury Note Futures	Short	1	September 2022	(127)	2
10 Year U.S. Treasury Note Futures	Short	9	September 2022	(1,067)	(1)
10 Year UK Gilt Futures	Short	2	September 2022	(277)	11
20 Year U.S. Treasury Bond Futures	Long	2	September 2022	277	(3)
30 Year Ultra U.S. Treasury Bond Futures	Long	2	September 2022	309	(7)

					$(34)

152	American Funds Insurance Series

American Funds Global Balanced Fund  (continued)

(formerly Global Balanced Fund)

Forward currency contracts

						Unrealized
						appreciation
Contract amount						(depreciation)
Currency purchased (000)		Currency sold (000)		Counterparty	Settlement date	at 6/30/2022 (000)

USD	287	NZD	440	Bank of America	7/11/2022	$12
USD	413	GBP	330	Barclays Bank PLC	7/11/2022	11
USD	226	MXN	4,470	Bank of America	7/11/2022	4
HUF	204,710	EUR	514	Bank of America	7/11/2022	2
EUR	140	USD	146	Bank of America	7/11/2022	1
USD	168	EUR	160	BNP Paribas	7/11/2022	1
EUR	2,560	DKK	19,040	Bank of America	7/11/2022	– [14]
EUR	200	USD	210	JPMorgan Chase	7/11/2022	– [14]
JPY	86,760	USD	640	BNP Paribas	7/11/2022	– [14]
EUR	120	USD	127	Bank of New York Mellon	7/11/2022	(1)
JPY	76,090	USD	562	BNP Paribas	7/11/2022	(1)
MXN	1,517	USD	77	Bank of America	7/11/2022	(2)
EUR	120	USD	129	JPMorgan Chase	7/11/2022	(3)
SEK	1,270	USD	130	Bank of America	7/11/2022	(6)
CAD	900	USD	713	HSBC Bank	7/11/2022	(14)
EUR	4,552	USD	4,868	Standard Chartered Bank	7/11/2022	(95)
JPY	637,220	USD	4,934	BNP Paribas	7/11/2022	(234)
USD	352	COP	1,337,640	Citibank	7/12/2022	31
KRW	1,261,900	USD	1,015	Bank of America	7/12/2022	(36)
USD	1,593	MYR	7,000	Bank of America	7/14/2022	1
MYR	2,865	USD	651	Standard Chartered Bank	7/14/2022	1
MYR	1,430	USD	325	HSBC Bank	7/14/2022	– [14]
MYR	1,090	USD	248	Standard Chartered Bank	7/14/2022	– [14]
MYR	815	USD	185	HSBC Bank	7/14/2022	– [14]
USD	239	CNH	1,600	UBS AG	7/27/2022	– [14]
USD	687	AUD	960	Citibank	7/29/2022	24
USD	525	AUD	740	Morgan Stanley	7/29/2022	14
AUD	340	USD	235	HSBC Bank	7/29/2022	– [14]
AUD	960	USD	681	Morgan Stanley	7/29/2022	(18)
PLN	4,260	USD	922	Citibank	2/2/2023	1
USD	420	PLN	1,940	Citibank	2/2/2023	(1)
PLN	1,940	USD	468	BNP Paribas	2/2/2023	(48)

						$(356)

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

								Unrealized
							Upfront	(depreciation)
Receive		Pay			Notional	Value at	premium	appreciation
	Payment		Payment	Expiration	amount	6/30/2022	paid	at 6/30/2022
Rate	frequency	Rate	frequency	date	(000)	(000)	(000)	(000)

1.2475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/20/2023	NZD375	$ (7)	$–	$ (7)
1.234974%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/20/2023	3,197	(58)	–	(58)
1.2375%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/26/2023	1,178	(22)	–	(22)
1.264%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/27/2023	2,945	(54)	–	(54)
1.26%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/30/2023	486	(9)	–	(9)
1.28%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/31/2023	486	(9)	–	(9)
1.30%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/3/2023	533	(10)	–	(10)
1.4975%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/21/2023	1,001	(18)	–	(18)

American Funds Insurance Series	153

American Funds Global Balanced Fund  (continued)

(formerly Global Balanced Fund)

Swap contracts (continued)

Interest rate swaps (continued)

Centrally cleared interest rate swaps (continued)

								Unrealized
							Upfront	(depreciation)
Receive		Pay			Notional	Value at	premium	appreciation
	Payment		Payment	Expiration	amount	6/30/2022	paid	at 6/30/2022
Rate	frequency	Rate	frequency	date	(000)	(000)	(000)	(000)

1.445%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/28/2023	NZD1,000	$(19)	$–	$(19)
1.4475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/29/2023	1,019	(19)	–	(19)
1.4475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/30/2023	1,023	(19)	–	(19)
1.5125%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/14/2023	904	(17)	–	(17)
1.53%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/14/2023	1,031	(19)	–	(19)
1.5625%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/15/2023	1,029	(19)	–	(19)
1.59%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/18/2023	1,029	(19)	–	(19)
1.62%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/19/2023	1,144	(21)	–	(21)
3.7697%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/6/2023	5,500	(7)	–	(7)
2.24%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/8/2023	1,463	(20)	–	(20)
2.2525%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/8/2023	1,463	(20)	–	(20)
2.20%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/9/2023	123	(2)	–	(2)
2.495%	Annual	SONIA	Annual	5/5/2024	GBP3,050	(14)	–	(14)
2.42%	Annual	SONIA	Annual	5/5/2024	6,100	(33)	–	(33)
2.9588%	Annual	SONIA	Annual	6/9/2024	4,180	5	–	5
6.59%	28-day	28-day MXN-TIIE	28-day	6/25/2026	MXN2,000	(8)	–	(8)
6.585%	28-day	28-day MXN-TIIE	28-day	6/25/2026	2,600	(11)	–	(11)
6.64%	28-day	28-day MXN-TIIE	28-day	6/25/2026	3,200	(13)	–	(13)
6.6175%	28-day	28-day MXN-TIIE	28-day	6/25/2026	8,600	(36)	–	(36)
6.633%	28-day	28-day MXN-TIIE	28-day	6/25/2026	8,900	(37)	–	(37)
6.58%	28-day	28-day MXN-TIIE	28-day	6/25/2026	11,300	(47)	–	(47)
7.59%	28-day	28-day MXN-TIIE	28-day	10/29/2026	2,500	(7)	–	(7)
7.62%	28-day	28-day MXN-TIIE	28-day	10/29/2026	3,701	(9)	–	(9)
7.66%	28-day	28-day MXN-TIIE	28-day	10/29/2026	6,100	(15)	–	(15)
7.64%	28-day	28-day MXN-TIIE	28-day	10/29/2026	6,000	(15)	–	(15)
7.52%	28-day	28-day MXN-TIIE	28-day	10/30/2026	7,639	(21)	–	(21)
9.07%	28-day	28-day MXN-TIIE	28-day	4/28/2027	20,400	2	–	2

						$(647)	$–	$(647)

Credit default swaps

Centrally cleared credit default swaps on credit indices – sell protection

						Upfront	Unrealized
				Notional	Value at	premium	depreciation
Financing	Payment	Reference	Expiration	amount	6/30/2022	paid	at 6/30/2022
rate received	frequency	index	date	(000)	(000)	(000)	(000)

1.00%	Quarterly	CDX.NA.IG.38	6/20/2027	USD8,652	$(4)	$76	$(80)

154	American Funds Insurance Series

American Funds Global Balanced Fund (continued)

(formerly Global Balanced Fund)

Investments in affiliates[12]

	Value of				Net	Net		Value of
	affiliates at				realized	unrealized		affiliates at	Dividend
	1/1/2022	Additions		Reductions	loss	appreciation		6/30/2022	income
	(000)	(000)		(000)	(000)	(000)		(000)	(000)

Short-term securities 3.38%
Money market investments 3.11%
Capital Group Central Cash Fund 1.38%[11]	$1,127	$91,279		$80,737	$(2)	$–	[14]	$11,667	$41

Money market investments purchased with collateral from securities on loan 0.27%
Capital Group Central Cash Fund 1.38%[11,13]	–	1,021	[15]					1,021	–	[16]

Total short-term securities								12,688

Total 3.38%					$(2)	$–	[14]	$12,688	$41

[1]

All or a portion of this security was on loan. The total value of all such securities was $3,814,000, which represented 1.02% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

[2]	Security did not produce income during the last 12 months.
[3]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $839,000, which represented .22% of the net assets of the fund.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]

Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $4,584,000, which represented 1.22% of the net assets of the fund.

[6]	Scheduled interest and/or principal payment was not received.
[7]	Step bond; coupon rate may change at a later date.
[8]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[9]	Purchased on a TBA basis.
[10]

Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[11]	Rate represents the seven-day yield at 6/30/2022.
[12]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[13]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[14]	Amount less than one thousand.
[15]	Represents net activity. Refer to Note 5 for more information on securities lending.
[16]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviations
ADR = American Depositary Receipts
Assn. = Association
AUD = Australian dollars
BBR = Bank Base Rate
BRL = Brazilian reais
CAD = Canadian dollars
CDI = CREST Depository Interest
CLP = Chilean pesos
CNH = Chinese yuan renminbi
CNY = Chinese yuan
COP = Colombian pesos
DKK = Danish kroner
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
FRA = Forward Rate Agreement
GBP = British pounds
HUF = Hungarian forints
IDR = Indonesian rupiah
INR = Indian rupees

Refer to the notes to financial statements.

JPY = Japanese yen
KRW = South Korean won
LIBOR = London Interbank Offered Rate
MXN = Mexican pesos
MYR = Malaysian ringgits
NZD = New Zealand dollars
PLN = Polish zloty
Ref. = Refunding
REIT = Real Estate Investment Trust
Rev. = Revenue
RUB = Russian rubles
SEK = Swedish kronor
SOFR = Secured Overnight Financing Rate
SONIA = Sterling Overnight Interbank Average Rate
TBA = To be announced
TIIE = Equilibrium Interbank Interest Rate
USD = U.S. dollars
ZAR = South African rand

American Funds Insurance Series	155

The Bond Fund of America
Investment portfolio June 30, 2022	unaudited

Bonds, notes & other debt instruments 97.74%		Principal amount (000)	Value (000)

U.S. Treasury bonds & notes 34.45%
U.S. Treasury 18.89%	U.S. Treasury 0.125% 2023	USD39,035	$38,075
	U.S. Treasury 0.25% 2024	40,500	38,405
	U.S. Treasury 0.375% 2024	42,000	39,846
	U.S. Treasury 0.375% 2024	23,504	22,441
	U.S. Treasury 0.375% 2024	15,740	14,856
	U.S. Treasury 2.125% 2024	72,100	70,764
	U.S. Treasury 2.50% 2024	35,000	34,691
	U.S. Treasury 2.50% 2024	22,390	22,199
	U.S. Treasury 0.375% 2025	114,120	103,990
	U.S. Treasury 2.875% 2025[1]	96,200	95,793
	U.S. Treasury 2.875% 2025	72,100	71,811
	U.S. Treasury 2.875% 2025	6,866	6,842
	U.S. Treasury 0.375% 2026	40,000	36,369
	U.S. Treasury 0.75% 2026	26,766	24,364
	U.S. Treasury 0.75% 2026	20,625	18,872
	U.S. Treasury 1.375% 2026[1]	45,000	42,060
	U.S. Treasury 0.50% 2027	125,625	111,178
	U.S. Treasury 0.50% 2027	70,675	62,018
	U.S. Treasury 2.25% 2027[1]	120,200	115,235
	U.S. Treasury 2.25% 2027[1]	72,100	69,515
	U.S. Treasury 2.625% 2027	15,056	14,770
	U.S. Treasury 6.125% 2027	24,000	27,583
	U.S. Treasury 1.25% 2028	79,480	71,576
	U.S. Treasury 2.75% 2029	44,840	43,940
	U.S. Treasury 1.625% 2031	1,630	1,455
	U.S. Treasury 2.875% 2032	31,925	31,545
	U.S. Treasury 1.125% 2040	124,213	86,191
	U.S. Treasury 1.375% 2040	40,000	28,701
	U.S. Treasury 1.875% 2041	79,700	62,288
	U.S. Treasury 2.00% 2041	247	195
	U.S. Treasury 2.375% 2042	14,871	12,557
	U.S. Treasury 3.00% 2049[1]	123,340	117,155
	U.S. Treasury 1.25% 2050[1]	21,285	13,483
	U.S. Treasury 1.875% 2051	4,670	3,490
	U.S. Treasury 2.00% 2051	1,587	1,221
	U.S. Treasury 2.25% 2052[1]	628,814	515,222
	U.S. Treasury 2.875% 2052	1,320	1,241

			2,071,937

U.S. Treasury inflation-protected securities 15.56%	U.S. Treasury Inflation-Protected Security 0.125% 2022[2]	6,799	6,825
	U.S. Treasury Inflation-Protected Security 0.125% 2023[2]	200,073	203,596
	U.S. Treasury Inflation-Protected Security 0.375% 2023[2]	6,377	6,493
	U.S. Treasury Inflation-Protected Security 0.625% 2023[2]	83,356	84,819
	U.S. Treasury Inflation-Protected Security 0.125% 2024[2]	351,896	355,487
	U.S. Treasury Inflation-Protected Security 0.125% 2024[2]	123,409	124,212
	U.S. Treasury Inflation-Protected Security 0.50% 2024[2]	72,952	74,002
	U.S. Treasury Inflation-Protected Security 0.625% 2024[2]	232,229	236,077
	U.S. Treasury Inflation-Protected Security 0.125% 2025[2]	87,139	87,082
	U.S. Treasury Inflation-Protected Security 0.125% 2025[2]	41,070	41,092
	U.S. Treasury Inflation-Protected Security 0.25% 2025[2]	27,421	27,592
	U.S. Treasury Inflation-Protected Security 0.375% 2025[2]	103,865	104,894
	U.S. Treasury Inflation-Protected Security 0.125% 2026[2]	33,471	33,153
	U.S. Treasury Inflation-Protected Security 0.125% 2026[2]	17,486	17,342
	U.S. Treasury Inflation-Protected Security 0.125% 2026[2]	12,968	12,844
	U.S. Treasury Inflation-Protected Security 0.625% 2026[2]	3,201	3,238
	U.S. Treasury Inflation-Protected Security 0.125% 2027[2]	83,953	82,613
	U.S. Treasury Inflation-Protected Security 0.375% 2027[1,2]	83,283	83,036
	U.S. Treasury Inflation-Protected Security 0.50% 2028[1,2]	87,889	87,363

156	American Funds Insurance Series

The Bond Fund of America  (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

U.S. Treasury bonds & notes (continued)
U.S. Treasury inflation-protected securities (continued)	U.S. Treasury Inflation-Protected Security 0.125% 2031[2]	USD19,604	$18,602
	U.S. Treasury Inflation-Protected Security 0.125% 2031[2]	12,947	12,285
	U.S. Treasury Inflation-Protected Security 0.125% 2051[2]	5,935	4,535

			1,707,182

	Total U.S. Treasury bonds & notes		3,779,119

Corporate bonds, notes & loans 33.56%
Financials 9.21%	ACE INA Holdings, Inc. 2.875% 2022	3,625	3,626
	ACE INA Holdings, Inc. 3.35% 2026	2,025	1,984
	ACE INA Holdings, Inc. 4.35% 2045	2,220	2,099
	AerCap Holdings NV 6.50% 2025	1,798	1,842
	AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 1.15% 2023	3,130	2,984
	AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 1.65% 2024	5,996	5,543
	AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 2.45% 2026	10,289	8,966
	AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.00% 2028	12,359	10,422
	AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.30% 2032	12,595	10,095
	AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.40% 2033	5,120	4,049
	AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.85% 2041	1,254	906
	Ally Financial, Inc. 5.125% 2024	1,500	1,516
	Ally Financial, Inc. 8.00% 2031	8,479	9,288
	Ally Financial, Inc. 8.00% 2031	7,070	7,868
	Arthur J. Gallagher & Co. 3.50% 2051	1,073	822
	Banco Santander, SA 1.722% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.90% on 9/14/2026)[3]	1,400	1,216
	Bank of America Corp. 1.53% 2025 (USD-SOFR + 0.65% on 12/6/2024)[3]	1,970	1,835
	Bank of America Corp. 3.841% 2025 (USD-SOFR + 1.11% on 4/25/2024)[3]	2,635	2,624
	Bank of America Corp. 1.658% 2027 (USD-SOFR + 0.91% on 3/11/2026)[3]	981	881
	Bank of America Corp. 1.734% 2027 (USD-SOFR + 0.96% on 7/22/2026)[3]	7,989	7,115
	Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[3]	10,129	9,442
	Bank of America Corp. 4.376% 2028 (USD-SOFR + 1.58% on 4/27/2027)[3]	2,635	2,596
	Bank of America Corp. 2.087% 2029 (USD-SOFR + 1.06% on 6/14/2028)[3]	2,773	2,377
	Bank of America Corp. 1.922% 2031 (USD-SOFR + 1.37% on 10/24/2030)[3]	21,177	16,935
	Bank of America Corp. 2.299% 2032 (USD-SOFR + 1.22% on 7/21/2031)[3]	36,155	29,253
	Bank of America Corp. 2.572% 2032 (USD-SOFR + 1.21% on 10/20/2031)[3]	2,613	2,158
	Bank of America Corp. 2.687% 2032 (USD-SOFR + 1.32% on 4/22/2031)[3]	8,343	7,012
	Bank of America Corp. 2.972% 2033 (USD-SOFR + 1.33% on 2/4/2032)[3]	4,089	3,487
	Bank of America Corp. 4.571% 2033 (USD-SOFR + 1.83% on 4/27/2032)[3]	11,965	11,659
	Bank of Nova Scotia 2.45% 2032	900	749
	Berkshire Hathaway Finance Corp. 4.20% 2048	8,720	7,990
	BNP Paribas 2.819% 2025 (3-month USD-LIBOR + 1.111% on 11/19/2024)[3,4]	2,875	2,750
	BNP Paribas 2.219% 2026 (USD-SOFR + 2.074% on 6/9/2025)[3,4]	12,000	11,095
	BNP Paribas 1.323% 2027 (USD-SOFR + 1.004% on 1/13/2026)[3,4]	9,981	8,833
	BNP Paribas 2.591% 2028 (USD-SOFR + 1.228% on 1/20/2027)[3,4]	13,134	11,824
	BNP Paribas 2.159% 2029 (USD-SOFR + 1.218% on 9/15/2028)[3,4]	3,594	3,010
	BNP Paribas 2.871% 2032 (USD-SOFR + 1.387% on 4/19/2031)[3,4]	4,177	3,457
	BNP Paribas 3.132% 2033 (USD-SOFR + 1.561% on 1/20/2032)[3,4]	3,694	3,096
	Canadian Imperial Bank of Commerce (CIBC) 3.60% 2032	3,635	3,304
	Capital One Financial Corp. 1.343% 2024 (USD-SOFR + 0.69% on 12/6/2023)[3]	4,525	4,339
	Capital One Financial Corp. 4.927% 2028 (USD-SOFR + 2.057% on 5/10/2027)[3]	4,650	4,609
	China Ping An Insurance Overseas (Holdings), Ltd. 2.85% 2031	1,126	914
	CIT Group, Inc. 3.929% 2024 (USD-SOFR + 3.827% on 6/19/2023)[3]	5,410	5,377
	Citigroup, Inc. 4.60% 2026	1,800	1,805
	Citigroup, Inc. 1.462% 2027 (USD-SOFR + 0.67% on 6/9/2026)[3]	8,740	7,742
	Citigroup, Inc. 3.07% 2028 (USD-SOFR + 1.28% on 2/24/2027)[3]	5,520	5,125
	Citigroup, Inc. 3.057% 2033 (USD-SOFR + 1.351% on 1/25/2032)[3]	2,110	1,790
	Citigroup, Inc. 3.785% 2033 (USD-SOFR + 1.939% on 3/17/2032)[3]	5,350	4,825
	Citigroup, Inc. 4.91% 2033 (USD-SOFR + 2.086% on 5/24/2032)[3]	2,373	2,344
	Corebridge Financial, Inc. 3.50% 2025[4]	1,439	1,400
	Corebridge Financial, Inc. 3.65% 2027[4]	4,493	4,228

American Funds Insurance Series	157

The Bond Fund of America  (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)
Financials (continued)	Corebridge Financial, Inc. 3.85% 2029[4]	USD5,794	$ 5,360
	Corebridge Financial, Inc. 3.90% 2032[4]	5,959	5,352
	Corebridge Financial, Inc. 4.35% 2042[4]	361	309
	Corebridge Financial, Inc. 4.40% 2052[4]	1,352	1,130
	Crédit Agricole SA 1.907% 2026 (USD-SOFR + 1.676% on 6/16/2025)[3,4]	4,450	4,099
	Crédit Agricole SA 1.247% 2027 (USD-SOFR + 0.892% on 1/26/2026)[3,4]	3,400	2,999
	Credit Suisse Group AG 2.997% 2023 (3-month USD-LIBOR + 1.20% on 12/14/2022)[3,4]	12,000	11,922
	Credit Suisse Group AG 3.80% 2023	12,925	12,809
	Credit Suisse Group AG 4.207% 2024 (3-month USD-LIBOR + 1.24% on 6/12/2023)[3,4]	500	496
	Credit Suisse Group AG 2.593% 2025 (USD-SOFR + 1.56% on 9/11/2024)[3,4]	850	801
	Credit Suisse Group AG 2.193% 2026 (USD-SOFR + 2.044% on 6/5/2025)[3,4]	5,750	5,219
	Credit Suisse Group AG 1.305% 2027 (USD-SOFR + 0.98% on 2/2/2026)[3,4]	10,950	9,423
	Credit Suisse Group AG 4.194% 2031 (USD-SOFR + 3.73% on 4/1/2030)[3,4]	3,096	2,742
	Credit Suisse Group AG 3.091% 2032 (USD-SOFR + 1.73% on 5/14/2031)[3,4]	7,369	5,872
	Danske Bank AS 1.549% 2027 (UST Yield Curve Rate T Note Constant Maturity 1-year + 0.73% on 9/10/2026)[3,4]	2,990	2,621
	Danske Bank AS 4.298% 2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[3,4]	2,975	2,824
	Deutsche Bank AG 3.30% 2022	2,695	2,695
	Deutsche Bank AG 3.95% 2023	6,350	6,338
	Deutsche Bank AG 0.898% 2024	2,500	2,344
	Deutsche Bank AG 2.222% 2024 (USD-SOFR + 2.159% on 9/18/2023)[3]	10,475	10,106
	Deutsche Bank AG 3.70% 2024	5,150	5,062
	Deutsche Bank AG 3.70% 2024	2,550	2,521
	Deutsche Bank AG 3.961% 2025 (USD-SOFR + 2.581% on 11/26/2024)[3]	8,586	8,305
	Deutsche Bank AG 2.129% 2026 (USD-SOFR + 1.87% on 11/24/2025)[3]	42,264	37,590
	Deutsche Bank AG 4.10% 2026	7,305	7,177
	Deutsche Bank AG 4.10% 2026	857	848
	Deutsche Bank AG 2.311% 2027 (USD-SOFR + 1.219% on 11/16/2026)[3]	3,825	3,304
	Deutsche Bank AG 2.552% 2028 (USD-SOFR + 1.318% on 1/7/2027)[3]	6,135	5,315
	Deutsche Bank AG 3.547% 2031 (USD-SOFR + 3.043% on 9/18/2030)[3]	2,900	2,431
	Deutsche Bank AG 3.035% 2032 (USD-SOFR + 1.718% on 5/28/2031)[3]	2,100	1,664
	DNB Bank ASA 1.535% 2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.72% on 5/25/2026)[3,4]	1,200	1,072
	GE Capital Funding, LLC 4.55% 2032	400	386
	Goldman Sachs Group, Inc. 1.431% 2027 (USD-SOFR + 0.795% on 3/9/2026)[3]	3,030	2,691
	Goldman Sachs Group, Inc. 1.542% 2027 (USD-SOFR + 0.818% on 9/10/2026)[3]	13,275	11,662
	Goldman Sachs Group, Inc. 1.948% 2027 (USD-SOFR + 0.913% on 10/21/2026)[3]	13,961	12,365
	Goldman Sachs Group, Inc. 2.64% 2028 (USD-SOFR + 1.114% on 2/24/2027)[3]	1,235	1,122
	Goldman Sachs Group, Inc. 3.615% 2028 (USD-SOFR + 1.846% on 3/15/2027)[3]	7,403	7,012
	Goldman Sachs Group, Inc. 3.814% 2029 (3-month USD-LIBOR + 1.158% on 4/23/2028)[3]	9,600	9,061
	Goldman Sachs Group, Inc. 2.383% 2032 (USD-SOFR + 1.248% on 7/21/2031)[3]	19,697	15,947
	Goldman Sachs Group, Inc. 2.615% 2032 (USD-SOFR + 1.281% on 4/22/2031)[3]	2,535	2,107
	Goldman Sachs Group, Inc. 2.65% 2032 (USD-SOFR + 1.264% on 10/21/2031)[3]	6,075	5,013
	Goldman Sachs Group, Inc. 3.102% 2033 (USD-SOFR + 1.41% on 2/24/2032)[3]	10,422	8,911
	Goldman Sachs Group, Inc. 2.908% 2042 (USD-SOFR + 1.40% on 7/21/2041)[3]	3,160	2,313
	Goldman Sachs Group, Inc. 5.30% junior subordinated perpetual bonds (3-month USD-LIBOR + 3.834% on 11/10/2026)[3]	1,750	1,650
	Groupe BPCE SA 2.75% 2023[4]	6,875	6,855
	Groupe BPCE SA 5.70% 2023[4]	28,166	28,597
	Groupe BPCE SA 5.15% 2024[4]	5,481	5,485
	Groupe BPCE SA 1.625% 2025[4]	2,980	2,811
	Groupe BPCE SA 1.652% 2026 (USD-SOFR + 1.52% on 10/6/2025)[3,4]	6,350	5,693
	HSBC Holdings PLC 2.251% 2027 (USD-SOFR + 1.10% on 11/22/2026)[3]	5,270	4,699
	HSBC Holdings PLC 4.755% 2028 (USD-SOFR + 2.11% on 6/9/2027)[3]	6,610	6,432
	HSBC Holdings PLC 2.206% 2029 (USD-SOFR + 1.285% on 8/17/2028)[3]	2,628	2,210
	HSBC Holdings PLC 4.583% 2029 (3-month USD-LIBOR + 1.535% on 6/19/2028)[3]	9,525	9,192
	HSBC Holdings PLC 2.804% 2032 (USD-SOFR + 1.187% on 5/24/2031)[3]	6,490	5,336
	Huarong Finance 2017 Co., Ltd. 4.25% 2027	6,335	5,527

158	American Funds Insurance Series

The Bond Fund of America  (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)
Financials (continued)	Huarong Finance 2017 Co., Ltd. 4.75% 2027	USD669	$605
	Huarong Finance 2019 Co., Ltd. (3-month USD-LIBOR + 1.125%) 2.631% 2023[5]	2,750	2,688
	Huarong Finance 2019 Co., Ltd. (3-month USD-LIBOR + 1.25%) 2.756% 2025[5]	397	373
	Huarong Finance II Co., Ltd. 5.00% 2025	480	454
	Huarong Finance II Co., Ltd. 5.50% 2025	6,669	6,477
	Huarong Finance II Co., Ltd. 4.625% 2026	200	184
	Huarong Finance II Co., Ltd. 4.875% 2026	2,106	1,935
	Intercontinental Exchange, Inc. 4.35% 2029	8,710	8,607
	Intercontinental Exchange, Inc. 4.60% 2033	4,601	4,584
	Intercontinental Exchange, Inc. 4.95% 2052	1,517	1,489
	Intercontinental Exchange, Inc. 5.20% 2062	3,465	3,469
	Intesa Sanpaolo SpA 3.375% 2023[4]	10,035	9,993
	Intesa Sanpaolo SpA 3.25% 2024[4]	770	746
	Intesa Sanpaolo SpA 5.017% 2024[4]	68,143	65,083
	Intesa Sanpaolo SpA 5.71% 2026[4]	15,400	14,694
	Intesa Sanpaolo SpA 3.875% 2027[4]	6,250	5,773
	Intesa Sanpaolo SpA 3.875% 2028[4]	1,986	1,839
	Iron Mountain Information Management Services, Inc. 5.00% 2032[4]	2,060	1,667
	JPMorgan Chase & Co. 0.969% 2025 (USD-SOFR + 0.58% on 6/23/2024)[3]	5,870	5,493
	JPMorgan Chase & Co. 1.561% 2025 (USD-SOFR + 0.605% on 12/10/2024)[3]	11,105	10,380
	JPMorgan Chase & Co. 4.08% 2026 (USD-SOFR + 1.32% on 4/26/2025)[3]	3,620	3,580
	JPMorgan Chase & Co. 1.47% 2027 (USD-SOFR + 0.765% on 9/22/2026)[3]	5,965	5,236
	JPMorgan Chase & Co. 1.578% 2027 (USD-SOFR + 0.885% on 4/22/2026)[3]	1,832	1,633
	JPMorgan Chase & Co. 2.947% 2028 (USD-SOFR + 1.17% on 2/24/2027)[3]	4,350	4,034
	JPMorgan Chase & Co. 4.323% 2028 (USD-SOFR + 1.56% on 4/26/2027)[3]	12,080	11,892
	JPMorgan Chase & Co. 2.069% 2029 (USD-SOFR + 1.015% on 6/1/2028)[3]	2,453	2,112
	JPMorgan Chase & Co. 3.509% 2029 (3-month USD-LIBOR + 0.945% on 1/23/2028)[3]	9,600	8,989
	JPMorgan Chase & Co. 4.203% 2029 (3-month USD-LIBOR + 1.26% on 7/23/2028)[3]	11,980	11,568
	JPMorgan Chase & Co. 2.522% 2031 (USD-SOFR + 2.04% on 4/22/2030)[3]	1,766	1,506
	JPMorgan Chase & Co. 2.545% 2032 (USD-SOFR + 1.18% on 11/8/2031)[3]	5,313	4,420
	JPMorgan Chase & Co. 2.58% 2032 (USD-SOFR + 1.25% on 4/22/2031)[3]	4,802	4,045
	JPMorgan Chase & Co. 2.963% 2033 (USD-SOFR + 1.26% on 1/25/2032)[3]	553	475
	JPMorgan Chase & Co. 4.586% 2033 (USD-SOFR + 1.80% on 4/26/2032)[3]	1,907	1,875
	Kasikornbank PCL HK 3.343% 2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[3]	2,415	2,176
	Keb Hana Bank 3.25% 2027[4]	1,315	1,265
	Lloyds Banking Group PLC 2.438% 2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/5/2025)[3]	2,675	2,533
	Lloyds Banking Group PLC 4.375% 2028	8,825	8,583
	Marsh & McLennan Companies, Inc. 2.375% 2031	367	308
	Marsh & McLennan Companies, Inc. 2.90% 2051	505	356
	MetLife Capital Trust IV, junior subordinated, 7.875% 2067 (3-month USD-LIBOR + 3.96% on 12/1/2037)[3,4]	1,405	1,518
	MetLife, Inc. 3.60% 2025	3,490	3,472
	Mitsubishi UFJ Financial Group, Inc. 0.962% 2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.45% on 10/11/2024)[3]	2,960	2,744
	Mitsubishi UFJ Financial Group, Inc. 1.538% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/20/2026)[3]	6,200	5,487
	Mitsubishi UFJ Financial Group, Inc. 1.64% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.67% on 10/13/2026)[3]	2,225	1,963
	Mitsubishi UFJ Financial Group, Inc. 2.341% 2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.83% on 1/19/2027)[3]	2,970	2,679
	Mitsubishi UFJ Financial Group, Inc. 4.08% 2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.30% on 4/19/2027)[3]	2,945	2,871
	Mizuho Financial Group, Inc. 1.554% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/9/2026)[3]	4,615	4,068
	Morgan Stanley 0.791% 2025 (USD-SOFR + 0.509% on 1/22/2024)[3]	3,065	2,900
	Morgan Stanley 2.72% 2025 (USD-SOFR + 1.152% on 7/22/2024)[3]	2,300	2,218
	Morgan Stanley 2.63% 2026 (USD-SOFR + 0.94% on 2/18/2025)[3]	2,680	2,560
	Morgan Stanley 1.512% 2027 (USD-SOFR + 0.858% on 7/20/2026)[3]	10,488	9,217
	Morgan Stanley 4.21% 2028 (USD-SOFR + 1.61% on 4/20/2027)[3]	3,671	3,592

American Funds Insurance Series	159

The Bond Fund of America  (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)
Financials (continued)	Morgan Stanley 2.239% 2032 (USD-SOFR + 1.178% on 7/21/2031)[3]	USD30,007	$24,341
	Morgan Stanley 2.511% 2032 (USD-SOFR + 1.20% on 10/20/2031)[3]	3,951	3,269
	Morgan Stanley 2.943% 2033 (USD-SOFR + 1.29% on 1/21/2032)[3]	6,616	5,677
	Morgan Stanley 5.297% 2037 (USD-SOFR + 2.62% on 4/20/2032)[3]	2,286	2,216
	MSCI, Inc. 3.25% 2033[4]	2,750	2,197
	Navient Corp. 6.75% 2025	425	384
	OneMain Holdings, Inc. 7.125% 2026	250	232
	PNC Financial Services Group, Inc. 2.854% 2022[3]	5,850	5,853
	Rede D’Or Finance SARL 4.50% 2030[4]	1,572	1,330
	Santander Holdings USA, Inc. 3.50% 2024	8,325	8,186
	Santander Holdings USA, Inc. 2.49% 2028[3]	3,625	3,202
	Sumitomo Mitsui Banking Corp. 2.174% 2027	1,100	996
	SVB Financial Group 4.70% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.064% on 11/15/2031)[3]	1,530	1,155
	Synchrony Financial 4.375% 2024	3,640	3,620
	Toronto-Dominion Bank 1.95% 2027	1,060	960
	Toronto-Dominion Bank 2.00% 2031	3,510	2,854
	Toronto-Dominion Bank 2.45% 2032	4,145	3,467
	Toronto-Dominion Bank 4.456% 2032	4,181	4,138
	Travelers Companies, Inc. 2.55% 2050	768	535
	UBS Group AG 1.494% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 8/10/2026)[3,4]	4,000	3,503
	UniCredit SpA 4.625% 2027[4]	1,395	1,339
	UniCredit SpA 5.861% 2032 (5-year USD-ICE Swap + 3.703% on 6/19/2027)[3,4]	16,130	14,212
	Vigorous Champion International, Ltd. 4.25% 2029	462	429
	Wells Fargo & Company 2.406% 2025 (3-month USD-LIBOR + 0.825% on 10/30/2024)[3]	20,480	19,520
	Wells Fargo & Company 3.908% 2026 (USD-SOFR + 1.32% on 4/25/2025)[3]	3,524	3,470
	Wells Fargo & Company 3.526% 2028 (USD-SOFR + 1.51% on 3/24/2027)[3]	9,236	8,756
	Wells Fargo & Company 3.35% 2033 (USD-SOFR + 1.50% on 3/2/2032)[3]	7,665	6,809
	Wells Fargo & Company 4.611% 2053 (USD-SOFR + 2.13% on 4/25/2052)[3]	3,153	2,923
	Willis North America, Inc. 4.65% 2027	1,290	1,270

			1,010,284

Utilities 4.28%	AEP Texas, Inc. 3.45% 2051	1,475	1,135
	Alabama Power Co. 3.00% 2052	3,880	2,854
	Alfa Desarrollo SpA 4.55% 2051[4]	1,002	722
	Ameren Corp. 4.50% 2049	2,875	2,777
	Baltimore Gas & Electric 4.55% 2052	525	510
	Berkshire Hathaway Energy Company 4.50% 2045	5,895	5,471
	Comisión Federal de Electricidad 4.688% 2029[4]	3,655	3,281
	Comisión Federal de Electricidad 3.875% 2033[4]	1,340	1,016
	Connecticut Light and Power Co. 2.05% 2031	1,775	1,502
	Consumers Energy Co. 4.05% 2048	1,413	1,289
	Consumers Energy Co. 3.10% 2050	4,123	3,176
	Consumers Energy Co. 3.75% 2050	5,625	4,915
	Consumers Energy Co. 3.50% 2051	235	196
	Duke Energy Corp. 3.75% 2024	3,826	3,825
	Duke Energy Florida, LLC 3.40% 2046	5,669	4,476
	Duke Energy Florida, LLC 3.00% 2051	711	532
	Duke Energy Progress, LLC 3.70% 2028	3,750	3,635
	Duke Energy Progress, LLC 2.00% 2031	1,775	1,472
	Duke Energy Progress, LLC 2.50% 2050	644	441
	Edison International 3.125% 2022	2,900	2,896
	Edison International 3.55% 2024	6,850	6,689
	Edison International 4.95% 2025	175	176
	Edison International 5.75% 2027	3,181	3,231
	Edison International 4.125% 2028	3,644	3,401

160	American Funds Insurance Series

The Bond Fund of America  (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)
Utilities (continued)	Electricité de France SA 2.625% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.86% on 6/1/2028)[3]	EUR2,800	$2,077
	Emera US Finance LP 0.833% 2024	USD600	561
	Emera US Finance LP 2.639% 2031	4,400	3,660
	Emera, Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[3]	1,425	1,380
	Enel Società per Azioni 8.75% 2073 (USD Semi Annual 30/360 (vs. 3-month USD-LIBOR) + 5.88% on 9/24/2023)[3,4]	1,000	1,028
	ENN Clean Energy International Investment, Ltd. 3.375% 2026[4]	1,310	1,191
	Entergy Louisiana, LLC 4.20% 2048	6,325	5,818
	Eversource Energy 3.80% 2023	5,000	5,013
	FirstEnergy Corp. 1.60% 2026	20,066	17,548
	FirstEnergy Corp. 3.50% 2028[4]	2,400	2,260
	FirstEnergy Corp. 4.10% 2028[4]	425	415
	FirstEnergy Corp. 2.25% 2030	13,707	10,880
	FirstEnergy Corp. 2.65% 2030	12,524	10,351
	FirstEnergy Corp., Series B, 4.40% 2027[3]	12,178	11,509
	FirstEnergy Transmission, LLC 2.866% 2028[4]	4,000	3,387
	Florida Power & Light Company 2.45% 2032	6,025	5,257
	Florida Power & Light Company 2.875% 2051	9,334	6,961
	Georgia Power Co. 3.70% 2050	275	219
	Interchile SA 4.50% 2056[4]	465	383
	Israel Electric Corp., Ltd. 4.25% 2028[4]	10,190	9,821
	Israel Electric Corp., Ltd. 3.75% 2032[4]	340	305
	Jersey Central Power & Light Co. 2.75% 2032[4]	525	447
	Mississippi Power Co. 4.25% 2042	5,020	4,387
	Monongahela Power Co. 3.55% 2027[4]	1,700	1,619
	NextEra Energy Capital Holdings, Inc. 1.875% 2027	3,000	2,708
	NextEra Energy Capital Holdings, Inc. 2.44% 2032	2,765	2,305
	NiSource Finance Corp. 5.00% 2052	2,150	2,105
	Northern States Power Co. 3.20% 2052	298	235
	Northern States Power Co. 4.50% 2052	3,065	3,028
	Pacific Gas and Electric Co. 1.367% 2023	11,550	11,377
	Pacific Gas and Electric Co. 3.25% 2023	5,615	5,537
	Pacific Gas and Electric Co. 3.40% 2024	2,000	1,924
	Pacific Gas and Electric Co. 2.95% 2026	10,850	9,872
	Pacific Gas and Electric Co. 3.15% 2026	27,543	25,256
	Pacific Gas and Electric Co. 3.30% 2027	12,289	10,741
	Pacific Gas and Electric Co. 3.30% 2027	5,850	5,246
	Pacific Gas and Electric Co. 3.75% 2028	13,075	11,555
	Pacific Gas and Electric Co. 4.65% 2028	7,900	7,326
	Pacific Gas and Electric Co. 4.55% 2030	35,299	31,399
	Pacific Gas and Electric Co. 2.50% 2031	19,695	15,083
	Pacific Gas and Electric Co. 3.25% 2031	1,300	1,051
	Pacific Gas and Electric Co. 3.30% 2040	8,898	6,148
	Pacific Gas and Electric Co. 3.75% 2042	9,466	6,423
	Pacific Gas and Electric Co. 4.75% 2044	336	258
	Pacific Gas and Electric Co. 3.50% 2050	6,836	4,579
	Public Service Electric and Gas Co. 3.20% 2029	6,000	5,721
	Public Service Electric and Gas Co. 1.90% 2031	775	645
	Public Service Electric and Gas Co. 3.10% 2032	7,500	6,898
	Puget Energy, Inc. 3.65% 2025	300	294
	Southern California Edison Co. 2.85% 2029	8,200	7,273
	Southern California Edison Co. 4.20% 2029	11,000	10,595
	Southern California Edison Co. 2.50% 2031	5,149	4,329
	Southern California Edison Co. 5.35% 2035	6,450	6,444
	Southern California Edison Co. 5.75% 2035	4,549	4,710
	Southern California Edison Co. 5.625% 2036	7,051	7,125
	Southern California Edison Co. 5.55% 2037	3,844	3,872
	Southern California Edison Co. 5.95% 2038	5,121	5,312
	Southern California Edison Co. 4.00% 2047	9,402	7,645
	Southern California Edison Co. 4.125% 2048	8,048	6,637

American Funds Insurance Series	161

The Bond Fund of America  (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)
Utilities (continued)	Southern California Edison Co. 4.875% 2049	USD916	$832
	Southern California Edison Co. 3.65% 2050	5,353	4,102
	Southern California Edison Co. 3.65% 2051	6,978	5,428
	Southern California Edison Co., Series C, 3.60% 2045	2,717	2,060
	Southwestern Electric Power Co. 1.65% 2026	3,550	3,237
	Southwestern Electric Power Co. 3.25% 2051	2,270	1,685
	Union Electric Co. 2.15% 2032	3,175	2,641
	Virginia Electric and Power Co. 2.30% 2031	2,425	2,053
	Virginia Electric and Power Co. 2.40% 2032	5,795	4,958
	WEC Energy Group, Inc. 2.20% 2028	1,575	1,379
	Wisconsin Electric Power Co. 2.85% 2051	375	273
	Wisconsin Power and Light Co. 1.95% 2031	525	437
	Wisconsin Power and Light Co. 3.65% 2050	1,075	884
	Xcel Energy, Inc. 3.30% 2025	5,650	5,551
	Xcel Energy, Inc. 1.75% 2027	5,660	5,061
	Xcel Energy, Inc. 2.60% 2029	2,925	2,553
	Xcel Energy, Inc. 2.35% 2031	8,500	7,026
	Xcel Energy, Inc. 4.60% 2032	11,675	11,590

			469,501

Consumer discretionary 4.04%	Allied Universal Holdco, LLC 4.625% 2028[4]	335	277
	Amazon.com, Inc. 3.30% 2027	1,760	1,728
	Amazon.com, Inc. 1.65% 2028	3,860	3,424
	Amazon.com, Inc. 3.45% 2029	1,305	1,270
	Amazon.com, Inc. 3.60% 2032	6,830	6,584
	Amazon.com, Inc. 2.875% 2041	650	521
	Amazon.com, Inc. 3.10% 2051	9,380	7,400
	Amazon.com, Inc. 3.95% 2052	1,635	1,513
	Amazon.com, Inc. 3.25% 2061	4,100	3,128
	Amazon.com, Inc. 4.10% 2062	470	426
	Atlas LuxCo 4 SARL 4.625% 2028[4]	255	207
	Bayerische Motoren Werke AG 1.25% 2026[4]	100	90
	Bayerische Motoren Werke AG 3.45% 2027[4]	1,075	1,049
	Bayerische Motoren Werke AG 1.95% 2031[4]	620	507
	Bayerische Motoren Werke AG 3.70% 2032[4]	1,350	1,275
	Daimler Trucks Finance North America, LLC 1.125% 2023[4]	3,015	2,896
	Daimler Trucks Finance North America, LLC 1.625% 2024[4]	4,950	4,658
	Daimler Trucks Finance North America, LLC 3.50% 2025[4]	1,750	1,716
	Daimler Trucks Finance North America, LLC 3.65% 2027[4]	4,140	3,969
	Daimler Trucks Finance North America, LLC 2.375% 2028[4]	3,975	3,425
	Daimler Trucks Finance North America, LLC 2.50% 2031[4]	9,625	7,853
	DaimlerChrysler North America Holding Corp. 1.75% 2023[4]	8,000	7,907
	DaimlerChrysler North America Holding Corp. 3.35% 2023[4]	2,000	2,003
	Ford Motor Credit Company, LLC 5.125% 2025	3,870	3,704
	Ford Motor Credit Company, LLC 3.815% 2027	3,790	3,229
	Ford Motor Credit Company, LLC 4.125% 2027	39,080	34,523
	Ford Motor Credit Company, LLC 4.271% 2027	18,542	16,667
	Ford Motor Credit Company, LLC 5.113% 2029	4,205	3,779
	General Motors Company 4.35% 2025	11,358	11,229
	General Motors Company 6.125% 2025	28,743	29,756
	General Motors Company 4.20% 2027	1,030	978
	General Motors Company 5.40% 2048	7,200	6,278
	General Motors Financial Co. 3.55% 2022	3,703	3,703
	General Motors Financial Co. 3.25% 2023	964	963
	General Motors Financial Co. 1.05% 2024	4,200	3,984
	General Motors Financial Co. 3.50% 2024	9,945	9,727
	General Motors Financial Co. 2.75% 2025	3,634	3,415
	General Motors Financial Co. 2.90% 2025	1,032	986
	General Motors Financial Co. 3.80% 2025	3,153	3,078

162	American Funds Insurance Series

The Bond Fund of America  (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)	General Motors Financial Co. 1.50% 2026	USD5,050	$4,415
	General Motors Financial Co. 2.35% 2027	4,070	3,588
	General Motors Financial Co. 2.70% 2027	2,406	2,119
	General Motors Financial Co. 2.40% 2028	13,909	11,769
	General Motors Financial Co. 2.40% 2028	464	386
	General Motors Financial Co. 3.60% 2030	465	402
	General Motors Financial Co. 2.35% 2031	6,075	4,716
	General Motors Financial Co. 2.70% 2031	6,075	4,793
	Grand Canyon University 4.125% 2024	4,190	4,006
	Home Depot, Inc. 2.95% 2029	6,081	5,681
	Home Depot, Inc. 4.50% 2048	1,915	1,871
	Hyundai Capital America 2.85% 2022[4]	4,118	4,108
	Hyundai Capital America 3.25% 2022[4]	1,521	1,521
	Hyundai Capital America 1.25% 2023[4]	3,150	3,054
	Hyundai Capital America 2.375% 2023[4]	9,977	9,852
	Hyundai Capital America 0.875% 2024[4]	2,780	2,601
	Hyundai Capital America 1.00% 2024[4]	2,750	2,555
	Hyundai Capital America 3.40% 2024[4]	8,180	8,030
	Hyundai Capital America 1.80% 2025[4]	12,714	11,642
	Hyundai Capital America 2.65% 2025[4]	13,054	12,464
	Hyundai Capital America 1.30% 2026[4]	6,000	5,332
	Hyundai Capital America 1.50% 2026[4]	8,310	7,365
	Hyundai Capital America 1.65% 2026[4]	7,275	6,421
	Hyundai Capital America 2.375% 2027[4]	6,264	5,516
	Hyundai Capital America 3.00% 2027[4]	10,408	9,583
	Hyundai Capital America 1.80% 2028[4]	6,000	5,070
	Hyundai Capital America 2.00% 2028[4]	5,900	4,966
	Hyundai Capital America 2.10% 2028[4]	4,010	3,384
	Hyundai Capital Services, Inc. 1.25% 2026[4]	3,695	3,328
	KIA Corp. 2.375% 2025[4]	1,580	1,513
	Limited Brands, Inc. 6.875% 2035	740	603
	Marriott International, Inc. 5.75% 2025	330	343
	Marriott International, Inc. 3.125% 2026	410	392
	Marriott International, Inc. 2.75% 2033	2,226	1,753
	McDonald’s Corp. 2.125% 2030	2,482	2,124
	McDonald’s Corp. 4.45% 2047	3,535	3,284
	McDonald’s Corp. 3.625% 2049	2,938	2,433
	Meituan Dianping 3.05% 2030[4]	3,200	2,385
	Nissan Motor Co., Ltd. 2.60% 2022[4]	1,415	1,408
	Nissan Motor Co., Ltd. 3.043% 2023[4]	240	236
	Nissan Motor Co., Ltd. 3.522% 2025[4]	800	758
	Nissan Motor Co., Ltd. 2.00% 2026[4]	12,000	10,396
	Nissan Motor Co., Ltd. 4.345% 2027[4]	1,790	1,645
	Nissan Motor Co., Ltd. 2.75% 2028[4]	11,200	9,374
	Nissan Motor Co., Ltd. 4.81% 2030[4]	17,533	15,593
	Sands China, Ltd. 2.55% 2027[3,4]	2,368	1,728
	Starbucks Corp. 3.75% 2047	3,785	3,077
	Stellantis Finance US, Inc. 1.711% 2027[4]	3,500	3,046
	Stellantis Finance US, Inc. 2.691% 2031[4]	4,280	3,393
	Toyota Motor Credit Corp. 3.375% 2030	4,954	4,665
	VICI Properties LP / VICI Note Co., Inc. 4.125% 2030[4]	425	368
	Volkswagen Group of America Finance, LLC 4.25% 2023[4]	15,000	15,009
	Volkswagen Group of America Finance, LLC 2.85% 2024[4]	1,087	1,060
	Volkswagen Group of America Finance, LLC 3.35% 2025[4]	2,636	2,550
	Volkswagen Group of America Finance, LLC 4.35% 2027[4]	2,550	2,502
	Wyndham Destinations, Inc. 6.625% 2026[4]	675	641
	Wynn Resorts Finance, LLC 5.125% 2029[4]	410	323

			442,965

American Funds Insurance Series	163

The Bond Fund of America  (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)
Energy 3.52%	Antero Resources Corp. 5.375% 2030[4]	USD280	$256
	Apache Corp. 4.625% 2025	645	643
	Apache Corp. 4.25% 2030	2,465	2,189
	Apache Corp. 5.35% 2049	800	634
	Baker Hughes Co. 2.061% 2026	1,136	1,043
	Canadian Natural Resources, Ltd. 2.05% 2025	754	706
	Canadian Natural Resources, Ltd. 3.85% 2027	1,151	1,104
	Cenovus Energy, Inc. 5.375% 2025	2,763	2,847
	Cenovus Energy, Inc. 4.25% 2027	18,067	17,725
	Cenovus Energy, Inc. 2.65% 2032	2,969	2,459
	Cenovus Energy, Inc. 5.25% 2037	770	753
	Cenovus Energy, Inc. 5.40% 2047	15,180	14,617
	Cheniere Energy Partners LP 3.25% 2032[4]	937	740
	Cheniere Energy, Inc. 7.00% 2024	410	425
	Chevron Corp. 2.355% 2022	4,800	4,793
	Chevron Corp. 2.954% 2026	3,365	3,285
	Chevron Corp. 3.078% 2050	692	552
	Columbia Pipeline Partners LP 5.80% 2045	1,410	1,454
	Devon Energy Corp. 4.50% 2030	5,197	4,914
	Diamondback Energy, Inc. 4.40% 2051	2,016	1,721
	Diamondback Energy, Inc. 4.25% 2052	3,135	2,607
	DT Midstream, Inc. 4.125% 2029[4]	555	472
	Ecopetrol SA 5.875% 2045	452	308
	Enbridge, Inc. 4.00% 2023	1,500	1,506
	Energy Transfer Operating LP 5.875% 2024	294	300
	Energy Transfer Operating LP 2.90% 2025	4,402	4,188
	Energy Transfer Operating LP 3.75% 2030	5,567	5,023
	Energy Transfer Operating LP 5.00% 2050	14,895	12,698
	Energy Transfer Partners LP 4.20% 2023	2,860	2,866
	Energy Transfer Partners LP 4.50% 2024	4,915	4,921
	Energy Transfer Partners LP 4.75% 2026	1,506	1,502
	Energy Transfer Partners LP 4.95% 2028	4,559	4,497
	Energy Transfer Partners LP 5.25% 2029	1,275	1,264
	Energy Transfer Partners LP 5.30% 2047	8,984	7,797
	Energy Transfer Partners LP 6.25% junior subordinated perpetual bonds (3-month USD-LIBOR + 4.028% on 2/15/2023)[3]	7,850	5,894
	Energy Transfer Partners LP 6.625% junior subordinated perpetual bonds (3-month USD-LIBOR + 4.155% on 2/15/2028)[3]	500	370
	Enterprise Products Operating, LLC 3.20% 2052	1,771	1,274
	Enterprise Products Operating, LLC 3.30% 2053	2,358	1,719
	EQT Corp. 7.50% 2030[3]	7,500	8,065
	Equinor ASA 3.625% 2028	4,928	4,821
	Equinor ASA 3.125% 2030	20,000	18,563
	Equinor ASA 3.25% 2049	5,687	4,523
	Exxon Mobil Corp. 3.043% 2026	4,625	4,544
	Exxon Mobil Corp. 2.61% 2030	1,040	935
	MPLX LP 4.00% 2028	4,665	4,436
	MPLX LP 5.50% 2049	8,081	7,514
	Odebrecht Drilling Norbe 1.00% PIK and 6.35% Cash 2026[4,6]	39	24
	Odebrecht Drilling Norbe 0% perpetual bonds[4]	1,150	5
	Oleoducto Central SA 4.00% 2027[4]	1,715	1,434
	Oleoducto Central SA 4.00% 2027	350	293
	ONEOK, Inc. 2.20% 2025	193	180
	ONEOK, Inc. 4.55% 2028	1,610	1,558
	ONEOK, Inc. 6.35% 2031	984	1,029
	ONEOK, Inc. 5.20% 2048	9,363	8,321
	ONEOK, Inc. 4.45% 2049	440	351
	ONEOK, Inc. 7.15% 2051	3,275	3,482
	Petróleos Mexicanos 3.50% 2023	1,500	1,479
	Petróleos Mexicanos 6.875% 2025	5,000	4,687
	Petróleos Mexicanos 6.875% 2026	43,810	39,562

164	American Funds Insurance Series

The Bond Fund of America  (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)
Energy (continued)	Petróleos Mexicanos 6.50% 2027	USD31,829	$27,694
	Petróleos Mexicanos 6.50% 2029	3,409	2,782
	Petróleos Mexicanos 8.75% 2029[4]	7,215	6,545
	Petróleos Mexicanos 6.70% 2032	18,259	13,961
	Petróleos Mexicanos 7.69% 2050	285	191
	Qatar Petroleum 2.25% 2031[4]	22,020	18,846
	Qatar Petroleum 3.125% 2041[4]	7,310	5,751
	Qatar Petroleum 3.30% 2051[4]	2,185	1,693
	SA Global Sukuk, Ltd. 1.602% 2026[4]	7,645	6,982
	Sabine Pass Liquefaction, LLC 5.625% 2023[3]	1,000	1,010
	Sabine Pass Liquefaction, LLC 5.75% 2024	8,000	8,166
	Sabine Pass Liquefaction, LLC 5.625% 2025	10,000	10,211
	Sabine Pass Liquefaction, LLC 5.875% 2026	15,700	16,249
	Shell International Finance BV 3.875% 2028	9,410	9,293
	Shell International Finance BV 2.75% 2030	1,186	1,071
	Southwestern Energy Co. 5.95% 2025[3]	495	490
	Sunoco Logistics Operating Partners LP 5.40% 2047	5,396	4,745
	Total Capital Canada, Ltd. 2.75% 2023	2,140	2,125
	Total Capital International 3.455% 2029	885	843
	TransCanada PipeLines, Ltd. 4.10% 2030	1,578	1,509
	Western Midstream Operating, LP 3.60% 2025 (3.35% on 8/1/2022)[3]	2,782	2,568
	Western Midstream Operating, LP 4.55% 2030 (4.30% on 8/1/2022)[3]	2,202	1,911
	Western Midstream Operating, LP 5.75% 2050 (5.50% on 8/1/2022)[3]	3,079	2,482
	Williams Partners LP 4.50% 2023	500	504
	Williams Partners LP 4.30% 2024	595	598

			386,092

Health care 3.17%	AbbVie, Inc. 3.20% 2029	4,783	4,404
	AbbVie, Inc. 4.25% 2049	8	7
	Amgen, Inc. 2.45% 2030	5,131	4,479
	Amgen, Inc. 3.35% 2032	493	452
	Amgen, Inc. 4.40% 2062	196	171
	Anthem, Inc. 2.375% 2025	1,534	1,479
	Anthem, Inc. 4.10% 2032	8,711	8,486
	Anthem, Inc. 4.55% 2052	1,721	1,623
	AstraZeneca Finance, LLC 1.75% 2028	1,429	1,262
	AstraZeneca Finance, LLC 2.25% 2031	2,087	1,819
	AstraZeneca PLC 4.00% 2029	5,920	5,901
	Bausch Health Companies, Inc. 4.875% 2028[4]	830	651
	Baxter International, Inc. 2.539% 2032	3,906	3,301
	Bayer US Finance II, LLC 4.25% 2025[4]	17,570	17,370
	Centene Corp. 4.25% 2027	14,860	13,917
	Centene Corp. 2.45% 2028	12,410	10,384
	Centene Corp. 4.625% 2029	14,945	13,980
	Centene Corp. 3.375% 2030	15,718	13,375
	Centene Corp. 2.50% 2031	8,550	6,813
	Centene Corp. 2.625% 2031	2,510	2,002
	Danaher Corp. 2.80% 2051	1,090	787
	Eli Lilly and Company 3.375% 2029	1,255	1,229
	Gilead Sciences, Inc. 1.65% 2030	1,570	1,287
	HCA, Inc. 3.125% 2027[4]	755	687
	HCA, Inc. 3.375% 2029[4]	1,770	1,558
	HCA, Inc. 3.625% 2032[4]	5,729	4,840
	HCA, Inc. 4.625% 2052[4]	390	313
	Laboratory Corporation of America Holdings 1.55% 2026	1,058	951
	Laboratory Corporation of America Holdings 4.70% 2045	4,160	3,703
	Merck & Co., Inc. 1.70% 2027	3,093	2,812
	Merck & Co., Inc. 2.15% 2031	5,845	5,033
	Merck & Co., Inc. 2.75% 2051	808	598

American Funds Insurance Series	165

The Bond Fund of America  (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)
Health care (continued)	Regeneron Pharmaceuticals, Inc. 1.75% 2030	USD1,918	$1,540
	Roche Holdings, Inc. 1.93% 2028[4]	7,845	6,941
	Roche Holdings, Inc. 2.076% 2031[4]	14,737	12,579
	Roche Holdings, Inc. 2.607% 2051[4]	645	469
	Shire PLC 3.20% 2026	14,406	13,847
	Teva Pharmaceutical Finance Co. BV 7.125% 2025	45,000	43,984
	Teva Pharmaceutical Finance Co. BV 3.15% 2026	68,853	56,684
	Teva Pharmaceutical Finance Co. BV 6.75% 2028	26,824	25,053
	Teva Pharmaceutical Finance Co. BV 4.10% 2046	46,666	29,209
	UnitedHealth Group, Inc. 3.35% 2022	4,385	4,385
	UnitedHealth Group, Inc. 3.75% 2025	5,410	5,410
	UnitedHealth Group, Inc. 3.70% 2027	1,184	1,181
	UnitedHealth Group, Inc. 4.00% 2029	2,231	2,211
	UnitedHealth Group, Inc. 2.00% 2030	855	733
	UnitedHealth Group, Inc. 4.20% 2032	3,169	3,169
	UnitedHealth Group, Inc. 3.05% 2041	1,300	1,050
	UnitedHealth Group, Inc. 4.25% 2048	960	897
	UnitedHealth Group, Inc. 3.25% 2051	927	729
	UnitedHealth Group, Inc. 4.75% 2052	1,400	1,402
	UnitedHealth Group, Inc. 4.95% 2062	550	559

			347,706

Communication services 3.16%	AT&T, Inc. 1.70% 2026	19,000	17,392
	AT&T, Inc. 1.65% 2028	4,700	4,070
	AT&T, Inc. 4.30% 2030	15,940	15,569
	AT&T, Inc. 2.55% 2033	15,003	12,188
	AT&T, Inc. 3.50% 2053	19,935	15,144
	CCO Holdings, LLC and CCO Holdings Capital Corp. 5.125% 2027[4]	4,800	4,546
	CCO Holdings, LLC and CCO Holdings Capital Corp. 2.25% 2029	1,351	1,111
	CCO Holdings, LLC and CCO Holdings Capital Corp. 2.80% 2031	5,642	4,524
	CCO Holdings, LLC and CCO Holdings Capital Corp. 4.75% 2032[4]	1,265	1,039
	CCO Holdings, LLC and CCO Holdings Capital Corp. 4.40% 2033	2,642	2,362
	CCO Holdings, LLC and CCO Holdings Capital Corp. 4.25% 2034[4]	3,875	3,007
	CCO Holdings, LLC and CCO Holdings Capital Corp. 5.75% 2048	5,000	4,492
	CCO Holdings, LLC and CCO Holdings Capital Corp. 5.25% 2053	1,240	1,050
	CenturyLink, Inc. 4.00% 2027[4]	17,946	15,226
	Comcast Corp. 3.15% 2028	7,200	6,870
	Comcast Corp. 2.65% 2030	7,500	6,718
	Comcast Corp. 4.00% 2048	5,000	4,357
	Magallanes, Inc. 3.428% 2024[4]	6,552	6,429
	Magallanes, Inc. 3.638% 2025[4]	3,056	2,964
	Magallanes, Inc. 3.755% 2027[4]	9,501	8,920
	Magallanes, Inc. 4.054% 2029[4]	1,316	1,206
	Magallanes, Inc. 4.279% 2032[4]	4,932	4,413
	Magallanes, Inc. 5.05% 2042[4]	3,147	2,682
	Magallanes, Inc. 5.141% 2052[4]	11,141	9,366
	Magallanes, Inc. 5.391% 2062[4]	2,802	2,348
	Netflix, Inc. 4.875% 2028	20,119	18,976
	Netflix, Inc. 5.875% 2028	25,021	24,526
	Netflix, Inc. 5.375% 2029[4]	12,400	11,740
	Netflix, Inc. 6.375% 2029	2,930	2,965
	Netflix, Inc. 4.875% 2030[4]	13,375	12,266
	News Corp. 5.125% 2032[4]	1,300	1,154
	SBA Tower Trust 1.631% 2026[4]	6,741	6,038
	Sirius XM Radio, Inc. 4.00% 2028[4]	675	586
	Sprint Corp. 7.625% 2025	6,665	6,960
	Tencent Holdings, Ltd. 2.39% 2030[4]	10,000	8,379
	T-Mobile US, Inc. 3.50% 2025	3,275	3,207
	T-Mobile US, Inc. 2.25% 2026	2,388	2,153

166	American Funds Insurance Series

The Bond Fund of America  (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)
Communication services (continued)	T-Mobile US, Inc. 2.625% 2026	USD9,691	$8,813
	T-Mobile US, Inc. 3.75% 2027	5,000	4,819
	T-Mobile US, Inc. 2.40% 2029	1,224	1,059
	T-Mobile US, Inc. 2.625% 2029	3,117	2,632
	T-Mobile US, Inc. 3.875% 2030	4,500	4,204
	T-Mobile US, Inc. 2.875% 2031	7,913	6,584
	T-Mobile US, Inc. 3.50% 2031	9,629	8,334
	T-Mobile US, Inc. 3.00% 2041	2,100	1,569
	T-Mobile US, Inc. 3.40% 2052	12,280	9,096
	Verizon Communications, Inc. 4.329% 2028	1,539	1,532
	Verizon Communications, Inc. 1.75% 2031	10,090	8,114
	Verizon Communications, Inc. 2.55% 2031	8,375	7,168
	Verizon Communications, Inc. 2.355% 2032	4,743	3,937
	Verizon Communications, Inc. 3.40% 2041	2,050	1,673
	Verizon Communications, Inc. 2.875% 2050	3,000	2,133
	Verizon Communications, Inc. 3.55% 2051	1,975	1,587
	Verizon Communications, Inc. 3.875% 2052	3,155	2,651
	Vodafone Group PLC 4.375% 2028	10,000	9,963
	Vodafone Group PLC 4.25% 2050	3,050	2,555
	ZipRecruiter, Inc. 5.00% 2030[4]	1,500	1,262

			346,628

Industrials 2.89%	ADT Security Corp. 4.125% 2029[4]	510	415
	AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 1.75% 2026	2,841	2,486
	Aeropuerto International de Tocume SA 4.00% 2041[4]	730	593
	Aeropuerto International de Tocume SA 5.125% 2061[4]	565	449
	Air Lease Corp. 0.80% 2024	3,175	2,910
	Air Lease Corp. 2.875% 2026	11,453	10,531
	Air Lease Corp. 2.20% 2027	3,060	2,669
	Air Lease Corp. 2.10% 2028	2,450	1,967
	Avolon Holdings Funding, Ltd. 3.95% 2024[4]	12,514	11,991
	Avolon Holdings Funding, Ltd. 2.125% 2026[4]	8,333	7,214
	Avolon Holdings Funding, Ltd. 4.25% 2026[4]	3,302	3,062
	Avolon Holdings Funding, Ltd. 2.528% 2027[4]	2,142	1,748
	Avolon Holdings Funding, Ltd. 3.25% 2027[4]	8,000	6,972
	BNSF Funding Trust I, junior subordinated, 6.613% 2055 (3-month USD-LIBOR + 2.35% on 1/15/2026)[3]	1,680	1,650
	Boeing Company 4.508% 2023	11,358	11,389
	Boeing Company 1.95% 2024	5,646	5,467
	Boeing Company 2.80% 2024	500	490
	Boeing Company 4.875% 2025	34,682	34,602
	Boeing Company 2.196% 2026	16,571	14,962
	Boeing Company 2.75% 2026	16,588	15,429
	Boeing Company 3.10% 2026	649	605
	Boeing Company 2.70% 2027	6,473	5,766
	Boeing Company 5.04% 2027	15,716	15,537
	Boeing Company 3.25% 2028	11,379	10,179
	Boeing Company 3.25% 2028	1,925	1,716
	Boeing Company 5.15% 2030	42,874	41,190
	Boeing Company 3.625% 2031	1,602	1,384
	Boeing Company 3.90% 2049	1,411	1,004
	Boeing Company 5.805% 2050	4,122	3,793
	Canadian Pacific Railway, Ltd. 1.75% 2026	1,982	1,795
	Canadian Pacific Railway, Ltd. 2.45% 2031	3,131	2,682
	Canadian Pacific Railway, Ltd. 3.00% 2041	1,677	1,315
	Canadian Pacific Railway, Ltd. 3.10% 2051	3,111	2,297
	Carrier Global Corp. 3.377% 2040	15,000	11,784
	Dun & Bradstreet Corp. 5.00% 2029[4]	2,798	2,420
	General Dynamics Corp. 3.625% 2030	675	655

American Funds Insurance Series	167

The Bond Fund of America  (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)
Industrials (continued)	General Electric Capital Corp. 4.418% 2035	USD5,977	$5,590
	General Electric Capital Corp., Series A, 6.75% 2032	675	756
	Lockheed Martin Corp. 1.85% 2030	1,080	923
	Lockheed Martin Corp. 4.50% 2036	424	422
	Mexico City Airport Trust 5.50% 2046	1,959	1,357
	Mexico City Airport Trust 5.50% 2047	5,909	4,069
	Mexico City Airport Trust 5.50% 2047[4]	1,132	780
	MISC Capital Two (Labuan), Ltd. 3.75% 2027[4]	2,690	2,529
	Norfolk Southern Corp. 4.55% 2053	1,188	1,126
	Northrop Grumman Corp. 3.25% 2028	10,845	10,318
	Raytheon Technologies Corp. 1.90% 2031	3,087	2,533
	Raytheon Technologies Corp. 2.375% 2032	1,321	1,119
	Raytheon Technologies Corp. 2.82% 2051	665	477
	Raytheon Technologies Corp. 3.03% 2052	1,190	889
	Republic Services, Inc. 2.375% 2033	1,635	1,338
	Summit Digitel Infrastructure Private, Ltd. 2.875% 2031[4]	2,550	1,973
	Triton Container International, Ltd. 1.15% 2024[4]	1,609	1,507
	Triton Container International, Ltd. 3.15% 2031[4]	2,482	2,009
	Union Pacific Corp. 2.15% 2027	2,213	2,052
	Union Pacific Corp. 2.40% 2030	4,454	3,942
	Union Pacific Corp. 2.375% 2031	5,554	4,805
	Union Pacific Corp. 2.80% 2032	5,240	4,670
	Union Pacific Corp. 3.375% 2042	530	442
	Union Pacific Corp. 3.25% 2050	7,000	5,505
	Union Pacific Corp. 2.95% 2052	1,405	1,037
	United Rentals, Inc. 5.50% 2027	2,500	2,456
	United Technologies Corp. 3.125% 2027	4,551	4,356
	United Technologies Corp. 4.125% 2028	4,974	4,914
	Waste Management, Inc. 4.15% 2032	2,155	2,115

			317,127

Consumer staples 1.50%	7-Eleven, Inc. 1.80% 2031[4]	5,013	3,918
	7-Eleven, Inc. 2.80% 2051[4]	5,000	3,269
	Altria Group, Inc. 4.40% 2026	4,585	4,512
	Altria Group, Inc. 4.50% 2043	1,585	1,194
	Altria Group, Inc. 5.95% 2049	9,039	7,940
	Anheuser-Busch InBev NV 4.75% 2029	7,500	7,638
	Anheuser-Busch InBev NV 5.55% 2049	5,000	5,117
	Anheuser-Busch InBev NV 4.50% 2050	1,355	1,220
	British American Tobacco International Finance PLC 3.95% 2025[4]	16,879	16,570
	British American Tobacco International Finance PLC 1.668% 2026	4,070	3,608
	British American Tobacco PLC 3.557% 2027	10,991	10,064
	British American Tobacco PLC 2.259% 2028	4,348	3,647
	British American Tobacco PLC 4.448% 2028	3,065	2,905
	British American Tobacco PLC 4.742% 2032	2,675	2,381
	British American Tobacco PLC 4.39% 2037	1,500	1,192
	British American Tobacco PLC 4.54% 2047	14,400	10,583
	British American Tobacco PLC 4.758% 2049	22,045	16,661
	British American Tobacco PLC 5.65% 2052	610	528
	Conagra Brands, Inc. 5.30% 2038	436	412
	Conagra Brands, Inc. 5.40% 2048	57	54
	Constellation Brands, Inc. 3.50% 2027	7,500	7,207
	Constellation Brands, Inc. 4.35% 2027	890	883
	Constellation Brands, Inc. 2.875% 2030	620	540
	Constellation Brands, Inc. 2.25% 2031	1,487	1,207
	Constellation Brands, Inc. 4.75% 2032	2,284	2,273
	Imperial Tobacco Finance PLC 3.50% 2023[4]	2,335	2,322
	JBS Luxembourg SARL 2.50% 2027[4]	3,880	3,384
	JBS Luxembourg SARL 3.625% 2032[4]	1,430	1,159

168	American Funds Insurance Series

The Bond Fund of America   (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)
Consumer staples (continued)	JBS USA Lux SA 3.00% 2029[4]	USD2,709	$2,293
	JBS USA Lux SA 5.50% 2030[4]	435	412
	JBS USA Lux SA 3.00% 2032[4]	3,430	2,639
	Kraft Heinz Company 4.875% 2049	1,270	1,124
	Kraft Heinz Company 5.50% 2050	2,725	2,622
	PepsiCo, Inc. 1.95% 2031	6,979	5,952
	Philip Morris International, Inc. 4.125% 2043	4,117	3,331
	Philip Morris International, Inc. 4.875% 2043	5,433	4,845
	PT Indofood CBP Sukses Makmur Tbk 3.398% 2031	3,110	2,422
	PT Indofood CBP Sukses Makmur Tbk 4.745% 2051	685	461
	Reynolds American, Inc. 4.45% 2025	14,570	14,503
	Reynolds American, Inc. 5.85% 2045	1,970	1,656

			164,648

Information technology 0.87%	Analog Devices, Inc. 1.70% 2028	1,962	1,721
	Analog Devices, Inc. 2.80% 2041	521	409
	Apple, Inc. 2.70% 2051	7,080	5,296
	Broadcom Corp. / Broadcom Cayman Finance, Ltd. 3.875% 2027	7,027	6,768
	Broadcom, Inc. 4.00% 2029[4]	2,940	2,727
	Broadcom, Inc. 4.15% 2032[4]	2,270	2,052
	Broadcom, Inc. 3.469% 2034[4]	32,636	26,605
	Broadcom, Inc. 3.137% 2035[4]	1,164	885
	Broadcom, Inc. 3.187% 2036[4]	4,803	3,658
	Global Payments, Inc. 2.90% 2031	1,005	824
	Oracle Corp. 1.65% 2026	8,417	7,554
	Oracle Corp. 2.30% 2028	6,875	5,922
	Oracle Corp. 2.875% 2031	7,393	6,098
	Oracle Corp. 3.95% 2051	4,869	3,584
	PayPal Holdings, Inc. 3.90% 2027	1,233	1,230
	PayPal Holdings, Inc. 2.30% 2030	330	284
	PayPal Holdings, Inc. 4.40% 2032	6,461	6,404
	PayPal Holdings, Inc. 5.05% 2052	1,665	1,656
	PayPal Holdings, Inc. 5.25% 2062	375	372
	salesforce.com, inc. 1.95% 2031	3,775	3,210
	salesforce.com, inc. 2.70% 2041	875	678
	salesforce.com, inc. 2.90% 2051	5,140	3,893
	salesforce.com, inc. 3.05% 2061	265	194
	Square, Inc. 2.75% 2026[4]	1,975	1,757
	Square, Inc. 3.50% 2031[4]	825	659
	VeriSign, Inc. 2.70% 2031	1,494	1,204

			95,644

Real estate 0.76%	Alexandria Real Estate Equities, Inc. 4.50% 2029	70	68
	American Campus Communities, Inc. 3.75% 2023	2,900	2,904
	American Campus Communities, Inc. 3.875% 2031	620	610
	American Tower Corp. 1.45% 2026	657	575
	American Tower Corp. 3.65% 2027	5,390	5,123
	American Tower Corp. 2.30% 2031	1,180	936
	American Tower Corp. 2.70% 2031	1,100	906
	American Tower Corp. 4.05% 2032	1,278	1,166
	Corporacion Inmobiliaria Vesta, SAB de CV, 3.625% 2031[4]	395	314
	Corporate Office Properties LP 2.00% 2029	1,139	919
	Corporate Office Properties LP 2.75% 2031	1,547	1,252
	Corporate Office Properties LP 2.90% 2033	564	438
	Crown Castle International Corp. 2.50% 2031	2,451	2,008
	Equinix, Inc. 2.90% 2026	3,287	3,058
	Equinix, Inc. 3.20% 2029	3,846	3,420
	Equinix, Inc. 2.50% 2031	7,760	6,295

American Funds Insurance Series	169

The Bond Fund of America   (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)
Real estate (continued)	Equinix, Inc. 3.90% 2032	USD1,155	$1,046
	Equinix, Inc. 3.40% 2052	1,201	891
	Extra Space Storage, Inc. 2.35% 2032	698	554
	FibraSOMA 4.375% 2031[4]	1,475	1,054
	Hospitality Properties Trust 4.50% 2025	855	677
	Hospitality Properties Trust 3.95% 2028	1,710	1,173
	Howard Hughes Corp. 4.375% 2031[4]	675	501
	Invitation Homes Operating Partnership LP 2.30% 2028	767	646
	Invitation Homes Operating Partnership LP 2.00% 2031	2,048	1,578
	Invitation Homes Operating Partnership LP 2.70% 2034	660	509
	Iron Mountain, Inc. 4.875% 2027[4]	1,605	1,455
	Iron Mountain, Inc. 5.25% 2028[4]	3,500	3,149
	Iron Mountain, Inc. 5.25% 2030[4]	675	588
	Omega Healthcare Investors, Inc. 4.375% 2023	186	187
	Piedmont Operating Partnership LP 4.45% 2024	1,000	1,004
	Public Storage 1.95% 2028	993	859
	Public Storage 2.30% 2031	3,195	2,688
	Scentre Group 3.50% 2025[4]	4,565	4,437
	Sun Communities Operating LP 2.30% 2028	1,026	879
	Sun Communities Operating LP 2.70% 2031	3,877	3,129
	VICI Properties LP 4.375% 2025	670	655
	VICI Properties LP 4.75% 2028	6,844	6,545
	VICI Properties LP 4.95% 2030	5,515	5,237
	VICI Properties LP 5.125% 2032	11,766	11,112
	VICI Properties LP 5.625% 2052	2,695	2,458

			83,003

Materials 0.16%	Air Products and Chemicals, Inc. 2.70% 2040	2,911	2,333
	Ecolab, Inc. 1.65% 2027	835	764
	Ecolab, Inc. 2.125% 2032	2,580	2,179
	Ecolab, Inc. 2.70% 2051	335	239
	Glencore Funding, LLC 2.625% 2031[4]	790	638
	Glencore Funding, LLC 3.375% 2051[4]	370	253
	International Flavors & Fragrances, Inc. 2.30% 2030[4]	3,536	2,909
	LYB International Finance III, LLC 2.25% 2030	3,802	3,139
	LYB International Finance III, LLC 3.625% 2051	2,617	1,938
	Methanex Corp. 5.125% 2027	510	451
	Nova Chemicals Corp. 4.25% 2029[4]	425	333
	South32 Treasury (USA), Ltd. 4.35% 2032[4]	1,976	1,848

			17,024

	Total corporate bonds, notes & loans		3,680,622

Mortgage-backed obligations 22.30%
Federal agency mortgage-backed obligations 19.52%	Fannie Mae Pool #976945 5.50% 2023[7]	3	3
	Fannie Mae Pool #AB1068 4.50% 2025[7]	49	50
	Fannie Mae Pool #256133 4.50% 2026[7]	47	47
	Fannie Mae Pool #AR3058 3.00% 2028[7]	83	82
	Fannie Mae Pool #AS8018 3.00% 2031[7]	49	48
	Fannie Mae Pool #BM4741 3.00% 2032[7]	32	32
	Fannie Mae Pool #924866 1.765% 2037[5,7]	430	428
	Fannie Mae Pool #945680 6.00% 2037[7]	455	495
	Fannie Mae Pool #913966 6.00% 2037[7]	35	38
	Fannie Mae Pool #889982 5.50% 2038[7]	998	1,072
	Fannie Mae Pool #988588 5.50% 2038[7]	190	204
	Fannie Mae Pool #AB1297 5.00% 2040[7]	198	208
	Fannie Mae Pool #MA4501 2.00% 2041[7]	10,409	9,309
	Fannie Mae Pool #AI1862 5.00% 2041[7]	1,034	1,086
	Fannie Mae Pool #AH8144 5.00% 2041[7]	820	856

170	American Funds Insurance Series

The Bond Fund of America   (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)	Fannie Mae Pool #AH9479 5.00% 2041[7]	USD767	$803
	Fannie Mae Pool #AI3510 5.00% 2041[7]	594	621
	Fannie Mae Pool #AJ0704 5.00% 2041[7]	480	503
	Fannie Mae Pool #AJ5391 5.00% 2041[7]	350	369
	Fannie Mae Pool #MA4540 2.00% 2042[7]	2,734	2,445
	Fannie Mae Pool #AZ3904 4.00% 2045[7]	42	42
	Fannie Mae Pool #AL8522 3.50% 2046[7]	945	924
	Fannie Mae Pool #BD1968 4.00% 2046[7]	1,284	1,290
	Fannie Mae Pool #BE0592 4.00% 2046[7]	316	314
	Fannie Mae Pool #BD5477 4.00% 2046[7]	180	180
	Fannie Mae Pool #CA0770 3.50% 2047[7]	5,135	5,033
	Fannie Mae Pool #CA0706 4.00% 2047[7]	99	100
	Fannie Mae Pool #MA3058 4.00% 2047[7]	45	45
	Fannie Mae Pool #BM4413 4.50% 2047[7]	3,155	3,217
	Fannie Mae Pool #BF0293 3.00% 2048[7]	7,571	7,145
	Fannie Mae Pool #FM4891 3.50% 2048[7]	22,390	21,904
	Fannie Mae Pool #BF0318 3.50% 2048[7]	6,098	5,948
	Fannie Mae Pool #CA1189 3.50% 2048[7]	1,457	1,425
	Fannie Mae Pool #BJ5749 4.00% 2048[7]	18	18
	Fannie Mae Pool #BM4676 4.00% 2048[7]	14	14
	Fannie Mae Pool #CA3807 3.00% 2049[7]	1,460	1,374
	Fannie Mae Pool #CA3806 3.00% 2049[7]	941	887
	Fannie Mae Pool #FM0007 3.50% 2049[7]	17,115	16,640
	Fannie Mae Pool #FM1954 3.50% 2049[7]	7,239	7,038
	Fannie Mae Pool #FM1589 3.50% 2049[7]	4,704	4,573
	Fannie Mae Pool #FM1262 4.00% 2049[7]	25,162	25,188
	Fannie Mae Pool #FM5507 3.00% 2050[7]	18,969	17,967
	Fannie Mae Pool #BF0145 3.50% 2057[7]	12,754	12,439
	Fannie Mae Pool #BF0264 3.50% 2058[7]	9,600	9,363
	Fannie Mae Pool #BF0332 3.00% 2059[7]	20,766	19,494
	Fannie Mae Pool #BF0497 3.00% 2060[7]	18,133	17,096
	Fannie Mae, Series 2001-4, Class GA, 9.00% 2025[5,7]	–	–
	Fannie Mae, Series 2001-50, Class BA, 7.00% 2041[7]	8	8
	Fannie Mae, Series 2002-W3, Class A5, 7.50% 2041[7]	19	22
	Fannie Mae, Series 2002-W1, Class 2A, 5.017% 2042[5,7]	23	23
	Freddie Mac Pool #ZS8507 3.00% 2028[7]	130	130
	Freddie Mac Pool #ZK7590 3.00% 2029[7]	2,852	2,837
	Freddie Mac Pool #A15120 5.50% 2033[7]	55	57
	Freddie Mac Pool #QN1073 3.00% 2034[7]	51	50
	Freddie Mac Pool #G05196 5.50% 2038[7]	54	59
	Freddie Mac Pool #G05267 5.50% 2038[7]	41	44
	Freddie Mac Pool #G06020 5.50% 2039[7]	79	85
	Freddie Mac Pool #A93948 4.50% 2040[7]	169	175
	Freddie Mac Pool #G05860 5.50% 2040[7]	283	305
	Freddie Mac Pool #RB5138 2.00% 2041[7]	2,743	2,453
	Freddie Mac Pool #G06868 4.50% 2041[7]	191	197
	Freddie Mac Pool #G06841 5.50% 2041[7]	457	492
	Freddie Mac Pool #RB5148 2.00% 2042[7]	5,687	5,044
	Freddie Mac Pool #RB5145 2.00% 2042[7]	2,664	2,382
	Freddie Mac Pool #Z40130 3.00% 2046[7]	22,230	21,271
	Freddie Mac Pool #G61733 3.00% 2047[7]	5,538	5,246
	Freddie Mac Pool #ZT2100 3.00% 2047[7]	116	110
	Freddie Mac Pool #G08789 4.00% 2047[7]	682	687
	Freddie Mac Pool #G67709 3.50% 2048[7]	14,463	14,159
	Freddie Mac Pool #G61628 3.50% 2048[7]	355	348
	Freddie Mac Pool #Q58494 4.00% 2048[7]	1,289	1,292
	Freddie Mac Pool #QA4673 3.00% 2049[7]	31,780	29,899
	Freddie Mac Pool #SD7508 3.50% 2049[7]	11,833	11,505
	Freddie Mac Pool #RA1369 3.50% 2049[7]	2,174	2,113
	Freddie Mac Pool #ZN4842 3.50% 2049[7]	760	739
	Freddie Mac, Series 3061, Class PN, 5.50% 2035[7]	62	66

American Funds Insurance Series	171

The Bond Fund of America   (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)	Freddie Mac, Series 3318, Class JT, 5.50% 2037[7]	USD145	$153
	Freddie Mac, Series 3156, Class PO, principal only, 0% 2036[7]	134	116
	Freddie Mac, Series 3146, Class PO, principal only, 0% 2036[7]	132	112
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[7]	9,092	9,010
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[7]	2,074	2,052
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 2032[7]	11,275	11,138
	Government National Mortgage Assn. 2.00% 2052[7,8]	10,080	8,946
	Government National Mortgage Assn. 2.00% 2052[7,8]	4,705	4,180
	Government National Mortgage Assn. 3.00% 2052[7,8]	32,748	30,883
	Government National Mortgage Assn. 3.50% 2052[7,8]	51,755	50,231
	Government National Mortgage Assn. 4.00% 2052[7,8]	70,236	69,796
	Government National Mortgage Assn. 4.00% 2052[7,8]	18,306	18,231
	Government National Mortgage Assn. 4.50% 2052[7,8]	166,259	168,116
	Government National Mortgage Assn. 5.00% 2052[7,8]	152,746	155,968
	Government National Mortgage Assn. 5.00% 2052[7,8]	2,680	2,747
	Government National Mortgage Assn. Pool #MA5817 4.00% 2049[7]	13,668	13,711
	Government National Mortgage Assn. Pool #MA6221 4.50% 2049[7]	5,718	5,823
	Government National Mortgage Assn. Pool #MA6042 5.00% 2049[7]	40	42
	Uniform Mortgage-Backed Security 1.50% 2037[7,8]	3,950	3,593
	Uniform Mortgage-Backed Security 2.50% 2037[7,8]	7,545	7,207
	Uniform Mortgage-Backed Security 3.00% 2037[7,8]	4,006	3,914
	Uniform Mortgage-Backed Security 2.00% 2052[7,8]	34,799	30,177
	Uniform Mortgage-Backed Security 2.50% 2052[7,8]	36,388	32,697
	Uniform Mortgage-Backed Security 3.00% 2052[7,8]	76,300	71,007
	Uniform Mortgage-Backed Security 3.00% 2052[7,8]	70,132	65,338
	Uniform Mortgage-Backed Security 3.50% 2052[7,8]	33,659	32,341
	Uniform Mortgage-Backed Security 4.00% 2052[7,8]	250,157	245,911
	Uniform Mortgage-Backed Security 4.00% 2052[7,8]	12,042	11,858
	Uniform Mortgage-Backed Security 4.50% 2052[7,8]	320,008	320,024
	Uniform Mortgage-Backed Security 4.50% 2052[7,8]	192,067	192,435
	Uniform Mortgage-Backed Security 5.00% 2052[7,8]	152,335	154,766
	Uniform Mortgage-Backed Security 5.00% 2052[7,8]	116,315	118,426

			2,141,104

Commercial mortgage-backed securities 1.37%	Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 2052[7]	100	97
	Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 2052[7]	770	758
	Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 2061[7]	1,018	949
	Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 2061[7]	130	126
	Bank Commercial Mortgage Trust, Series 2018-BN10, Class A5, 3.688% 2061[7]	205	199
	Bank Commercial Mortgage Trust, Series 2018-BN12, Class A4, 4.255% 2061[5,7]	2,444	2,447
	Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 2063[7]	295	259
	Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 2052[7]	2,541	2,532
	Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 2053[5,7]	781	789
	Boca Commercial Mortgage Trust, Series 2022-BOCA, Class A, (1-month USD CME Term SOFR + 1.767%) 2.27% 2039[4,5,7]	8,575	8,422
	BPR Trust, Series 2022-OANA, Class A, (1-month USD CME Term SOFR + 1.898%) 3.177% 2037[4,5,7]	3,822	3,753
	BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.11%) 2.865% 2027[4,5,7]	8,476	8,391
	BX Trust, Series 2021-VOLT, Class A, (1-month USD-LIBOR + 0.70%) 2.024% 2036[4,5,7]	14,727	14,226
	BX Trust, Series 2021-RISE, Class A, (1-month USD-LIBOR + 0.74%) 2.072% 2036[4,5,7]	12,622	12,021
	BX Trust, Series 2021-ARIA, Class A, (1-month USD-LIBOR + 0.899%) 2.223% 2036[4,5,7]	5,292	4,985
	BX Trust, Series 2021-VOLT, Class B, (1-month USD-LIBOR + 0.95%) 2.274% 2036[4,5,7]	570	537

172	American Funds Insurance Series

The Bond Fund of America   (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)	BX Trust, Series 2021-ARIA, Class B, (1-month USD-LIBOR + 1.297%) 2.621% 2036[4,5,7]	USD995	$ 933
	BX Trust, Series 2021-ARIA, Class C, (1-month USD-LIBOR + 1.646%) 2.97% 2036[4,5,7]	996	931
	BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 2.825% 2037[4,5,7]	5,828	5,684
	BX Trust, Series 2021-SOAR, Class A, (1-month USD-LIBOR + 0.67%) 1.994% 2038[4,5,7]	3,741	3,596
	BX Trust, Series 2021-ACNT, Class A, (1-month USD-LIBOR + 0.85%) 2.174% 2038[4,5,7]	9,979	9,620
	BX Trust, Series 2021-SOAR, Class B, (1-month USD-LIBOR + 0.87%) 2.194% 2038[4,5,7]	433	416
	BX Trust, Series 2021-SOAR, Class C, (1-month USD-LIBOR + 1.10%) 2.424% 2038[4,5,7]	293	279
	BX Trust, Series 2021-ACNT, Class B, (1-month USD-LIBOR + 1.25%) 2.574% 2038[4,5,7]	339	325
	BX Trust, Series 2021-SOAR, Class D, (1-month USD-LIBOR + 1.40%) 2.724% 2038[4,5,7]	740	701
	BX Trust, Series 2021-ACNT, Class C, (1-month USD-LIBOR + 1.50%) 2.825% 2038[4,5,7]	100	96
	BX Trust, Series 2021-ACNT, Class D, (1-month USD-LIBOR + 1.85%) 3.175% 2038[4,5,7]	151	144
	Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2049[7]	610	598
	Commercial Mortgage Trust, Series 2013-LC13, Class B, 5.009% 2046[4,5,7]	312	311
	Commercial Mortgage Trust, Series 2014-LC15, Class AM, 4.198% 2047[7]	350	347
	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class C, 4.711% 2048[5,7]	204	193
	CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A3, 3.231% 2057[7]	1,137	1,105
	Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 2049[7]	200	193
	Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD-LIBOR + 1.08%) 2.405% 2038[4,5,7]	2,862	2,795
	Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD-LIBOR + 1.38%) 2.705% 2038[4,5,7]	653	635
	Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD-LIBOR + 1.70%) 3.025% 2038[4,5,7]	891	863
	Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD-LIBOR + 2.25%) 3.575% 2038[4,5,7]	682	660
	Fontainebleau Miami Beach Trust, CMO, Series 2019-FBLU, Class A, 3.144% 2036[4,7]	304	292
	Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 2040[4,7]	1,897	1,573
	GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 2050[7]	400	387
	GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 2052[7]	100	98
	GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 2053[7]	1,536	1,338
	JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class A5, 4.079% 2047[7]	3,280	3,268
	JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694% 2050[7]	640	625
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 2039[4,7]	7,867	7,258
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 2049[5,7]	2,040	1,980
	La Quinta Mortgage Trust, Series 2022-LAQ, Class A, (1-month USD CME Term SOFR + 1.724%) 3.058% 2039[4,5,7]	3,258	3,184
	LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class A, (1-month USD-LIBOR + 1.05%) 2.374% 2038[4,5,7]	4,555	4,394
	MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD-LIBOR + 0.801%) 2.125% 2026[4,5,7]	154	150
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A5, 3.741% 2047[7]	5,446	5,389
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A-4, 3.306% 2048[7]	410	399
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A-4, 3.72% 2049[7]	245	240

American Funds Insurance Series	173

The Bond Fund of America   (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)	Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 2048[7]	USD730	$715
	Morgan Stanley Capital I Trust, Series 2016-UBS9, Class C, 4.761% 2049[5,7]	208	195
	SLG Office Trust, Series 2021-OVA, Class A, 2.585% 2041[4,7]	4,065	3,459
	SREIT Trust, Series 2021-FLWR, Class A, (1-month USD-LIBOR + 0.577%) 1.901% 2036[4,5,7]	9,351	8,897
	SREIT Trust, Series 2021-FLWR, Class B, (1-month USD-LIBOR + 0.926%) 2.25% 2036[4,5,7]	1,000	948
	SREIT Trust, Series 2021-MFP, Class A, (1-month USD-LIBOR + 0.731%) 2.055% 2038[4,5,7]	8,739	8,317
	SREIT Trust, Series 2021-MFP, Class B, (1-month USD-LIBOR + 1.079%) 2.404% 2038[4,5,7]	263	248
	SREIT Trust, Series 2021-MFP, Class C, (1-month USD-LIBOR + 1.329%) 2.653% 2038[4,5,7]	141	133
	Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class A-4, 3.789% 2048[7]	2,413	2,352
	Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class C, 4.219% 2048[5,7]	220	209
	Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 2049[7]	2,550	2,506
	Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 2052[7]	1,019	939
	Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class AS, 3.988% 2059[7]	250	244
	Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 2060[7]	205	200

			150,853

Collateralized mortgage-backed obligations (privately originated) 1.19%	Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 2048[4,5,7]	3,260	3,026
	Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 2055[4,7]	145	140
	Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 2056 (3.495% on 2/25/2026)[3,4,7]	6,315	6,000
	Bellemeade Re, Ltd., Series 2019-3A, Class M1B, (1-month USD-LIBOR + 1.60%) 3.224% 2029[4,5,7]	1,297	1,292
	BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 2059[4,5,7]	1,001	924
	BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 2059[4,5,7]	671	649
	BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 2061[4,7]	5,155	4,816
	Cascade Funding Mortgage Trust, Series 2020-HB4, Class A, 0.946% 2030[4,5,7]	583	576
	Cascade Funding Mortgage Trust, Series 2021-HB7, Class A, 1.151% 2031[4,5,7]	3,400	3,334
	Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 2036[4,5,7]	1,983	1,948
	CIM Trust, Series 2022-R2, Class A1, 3.75% 2061[4,5,7]	7,476	7,249
	Citigroup Mortgage Loan Trust, Inc., Series 2020-EXP1, Class A1A, 1.804% 2060[4,5,7]	235	224
	COLT Funding, LLC, Series 2021-5, Class A1, 1.726% 2066[4,5,7]	2,151	1,960
	Connecticut Avenue Securities, Series 2022-R04, Class 1M1, (30-day Average USD-SOFR + 2.00%) 2.926% 2042[4,5,7]	1,505	1,477
	Connecticut Avenue Securities, Series 2022-R06, Class 1M1, (30-day Average USD-SOFR + 2.75%) 3.698% 2042[4,5,7]	369	368
	Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 2037[4,7]	1,578	1,457
	Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 2.00% 2060[4,5,7]	1,726	1,627
	Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 2069[4,7]	2,700	2,908
	Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 2069[4,7]	2,299	2,478
	Flagstar Mortgage Trust, Series 2021-10INV, Class A3, 2.50% 2051[4,5,7]	3,342	2,873
	Flagstar Mortgage Trust, Series 2021-11INV, Class A4, 2.50% 2051[4,5,7]	2,302	1,977
	Flagstar Mortgage Trust, Series 2021-5INV, Class A2, 2.50% 2051[4,5,7]	2,158	1,854
	Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50% 2051[4,5,7]	2,121	1,818
	Flagstar Mortgage Trust, Series 2021-6INV, Class A4, 2.50% 2051[4,5,7]	2,021	1,739
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class M3, (1-month USD-LIBOR + 4.70%) 6.324% 2028[5,7]	1,744	1,798
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA5, Class M2, (30-day Average USD-SOFR + 1.65%) 2.576% 2034[4,5,7]	234	226
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, (30-day Average USD-SOFR + 2.00%) 2.926% 2042[4,5,7]	2,420	2,383
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4,
	Class M1A, (30-day Average USD-SOFR + 2.20%) 3.126% 2042[4,5,7]	363	359

174	American Funds Insurance Series

The Bond Fund of America   (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 3.729% 2042[4,5,7]	USD313	$ 314
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class M2, (1-month USD-LIBOR + 1.85%) 3.474% 2050[4,5,7]	3,548	3,516
	GCAT, Series 2021-NQM6, Class A1, 1.855% 2066[4,5,7]	3,823	3,492
	Home Partners of America Trust, Series 2021-2, Class A, 1.901% 2026[4,7]	5,446	4,871
	Hundred Acre Wood Trust, Series 2021-INV1, Class A3, 2.50% 2051[4,5,7]	914	788
	JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 2050[7]	240	230
	Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 2061[4,5,7]	914	861
	Legacy Mortgage Asset Trust, Series 2022-GS1, Class A1, 4.00% 2061 (7.00% on 4/25/2025)[3,4,7,9]	3,806	3,671
	Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 2067 (5.25% on 11/25/2024)[3,4,7]	2,825	2,645
	Mello Warehouse Securitization Trust, Series 2021-3, Class A, (1-month USD-LIBOR + 0.85%) 2.474% 2055[4,5,7]	16,160	15,704
	MFRA Trust, Series 2021-RPL1, Class A1, 1.131% 2060[4,5,7]	3,428	3,173
	MRA Issuance Trust, Series 2020-10, Class A3, (1-month USD-LIBOR + 1.30%) 2.10% 2022[4,5,7]	8,555	8,448
	PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 2056[4,5,7]	3,760	3,224
	Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 2039[4,7]	1,132	1,070
	Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 2031[4,5,7]	4,530	4,359
	Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 2060[4,7]	11,719	10,815
	Treehouse Park Improvement Association No.1 - Anleihen 9.75% 2033[4,9,10]	1,680	1,490
	Tricon Residential, Series 2021-SFR1, Class A, 1.943% 2038[4,7]	5,038	4,580

			130,731

Other mortgage-backed securities 0.22%	Nykredit Realkredit AS, Series CCE, 1.00% 2050[7]	DKK78,145	8,664
	Nykredit Realkredit AS, Series 01E, 1.00% 2053[7]	108,763	11,927
	Realkredit Danmark AS 1.00% 2053[7]	29,536	3,239

			23,830

	Total mortgage-backed obligations		2,446,518

Asset-backed obligations 4.43%
	Aesop Funding, LLC, Series 2019-2A, Class A, 3.35% 2025[4,7]	USD2,210	2,175
	Aesop Funding, LLC, Series 2018-2A, Class A, 4.00% 2025[4,7]	2,755	2,756
	Aesop Funding, LLC, Series 2020-1A, Class A, 2.33% 2026[4,7]	7,689	7,322
	Aesop Funding, LLC, Series 2021-1A, Class A, 1.38% 2027[4,7]	3,445	3,087
	Aesop Funding, LLC, Series 2021-1A, Class B, 1.63% 2027[4,7]	531	470
	Aesop Funding, LLC, Series 2020-2, Class A, 2.02% 2027[4,7]	2,427	2,233
	Aesop Funding, LLC, Series 2021-1A, Class C, 2.13% 2027[4,7]	193	170
	Aesop Funding, LLC, Series 2020-2A, Class B, 2.96% 2027[4,7]	623	586
	Aesop Funding, LLC, Series 2020-2A, Class C, 4.25% 2027[4,7]	1,279	1,229
	Affirm Asset Securitization Trust, Series 2021-B, Class A, 1.03% 2026[4,7]	701	665
	Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 2026[4,7]	989	963
	Affirm Asset Securitization Trust, Series 2022-X1, Class A, 1.75% 2027[4,7]	1,426	1,402
	AGL CLO, Ltd., Series 2022-18A, Class A1, (3-month USD CME Term SOFR + 1.32%) 2.438% 2031[4,5,7]	8,585	8,553
	American Credit Acceptance Receivables Trust, Series 2020-3, Class C, 1.85% 2026[4,7]	2,387	2,364
	American Credit Acceptance Receivables Trust, Series 2020-3, Class D, 2.40% 2026[4,7]	2,500	2,422
	American Credit Acceptance Receivables Trust, Series 2021-1, Class C, 0.83% 2027[4,7]	1,465	1,432
	American Credit Acceptance Receivables Trust, Series 2021-1, Class D, 1.14% 2027[4,7]	806	765
	American Homes 4 Rent, Series 2014-SFR2, Class A, 3.786% 2036[4,7]	1,147	1,140
	American Homes 4 Rent, Series 2015-SFR2, Class A, 3.732% 2052[4,7]	2,811	2,767
	American Homes 4 Rent, Series 2015-SFR2, Class B, 4.295% 2052[4,7]	396	392
	AmeriCredit Automobile Receivables Trust, Series 2021-2, Class B, 0.69% 2027[7]	997	941
	AmeriCredit Automobile Receivables Trust, Series 2021-2, Class C, 1.01% 2027[7]	1,109	1,029
	AmeriCredit Automobile Receivables Trust, Series 2021-2, Class D, 1.29% 2027[7]	2,613	2,404

American Funds Insurance Series	175

The Bond Fund of America   (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Asset-backed obligations (continued)
Ballyrock CLO, Ltd., Series 2019-2A, Class A1AR, (3-month USD-LIBOR + 1.00%) 2.478% 2030[4,5,7]	USD575	$566
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A, 0.90% 2034[4,7]	231	219
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class B, 1.67% 2034[4,7]	269	240
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class A, 2.443% 2046[4,7]	4,201	3,601
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 2046[4,7]	497	401
CarMaxAuto Owner Trust, Series 2019-2, Class C, 3.16% 2025[7]	400	397
CarMaxAuto Owner Trust, Series 2021-1, Class C, 0.94% 2026[7]	210	194
CarMaxAuto Owner Trust, Series 2021-1, Class D, 1.28% 2027[7]	206	188
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 2028[7]	538	514
Carvana Auto Receivables Trust, Series 2021-N4, Class A2, 1.80% 2028[7]	884	832
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 2037[4,7]	16,378	14,503
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 3.464% 2037[4,7]	6,342	5,720
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 6.171% 2037[4,7]	685	586
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 2041[4,7]	910	818
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 2060[4,7]	18,930	17,179
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 2060[4,7]	1,982	1,698
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 2060[4,7]	3,441	3,093
CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 2060[4,7]	373	318
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 2061[4,7]	6,134	5,417
CF Hippolyta, LLC, Series 2021-1, Class B1, 1.98% 2061[4,7]	1,943	1,681
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 2045[4,7]	2,479	2,226
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 2045[4,7]	5,171	4,672
CLI Funding VIII, LLC, Series 2021-1A, Class A, 2.38% 2046[4,7]	464	411
CPS Auto Receivables Trust, Series 2019-C, Class D, 3.17% 2025[4,7]	918	917
CPS Auto Receivables Trust, Series 2019-B, Class D, 3.69% 2025[4,7]	1,539	1,541
CPS Auto Receivables Trust, Series 2021-A, Class C, 0.83% 2026[4,7]	694	679
CPS Auto Receivables Trust, Series 2021-A, Class D, 1.16% 2026[4,7]	590	564
CPS Auto Receivables Trust, Series 2022-B, Class A, 2.88% 2026[4,7]	2,591	2,563
CPS Auto Receivables Trust, Series 2022-B, Class B, 3.88% 2028[4,7]	2,111	2,094
CPS Auto Receivables Trust, Series 2022-B, Class C, 4.33% 2028[4,7]	2,797	2,775
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.01% 2029[4,7]	3,549	3,537
Drive Auto Receivables Trust, Series 2021-1, Class B, 0.65% 2025[7]	2,524	2,513
Drive Auto Receivables Trust, Series 2019-3, Class C, 2.90% 2025[7]	1,547	1,548
Drive Auto Receivables Trust, Series 2019-2, Class C, 3.42% 2025[7]	328	328
Drive Auto Receivables Trust, Series 2019-3, Class D, 3.18% 2026[7]	4,020	3,994
Drive Auto Receivables Trust, Series 2021-1, Class C, 1.02% 2027[7]	5,369	5,233
Drive Auto Receivables Trust, Series 2021-1, Class D, 1.45% 2029[7]	4,053	3,798
Drivetime Auto Owner Trust, Series 2019-3, Class C, 2.74% 2025[4,7]	128	128
Drivetime Auto Owner Trust, Series 2019-3, Class D, 2.96% 2025[4,7]	1,915	1,902
Drivetime Auto Owner Trust, Series 2019-2A, Class C, 3.18% 2025[4,7]	29	29
Drivetime Auto Owner Trust, Series 2019-2A, Class D, 3.48% 2025[4,7]	4,250	4,242
Drivetime Auto Owner Trust, Series 2021-1A, Class C, 0.84% 2026[4,7]	825	787
Drivetime Auto Owner Trust, Series 2021-1A, Class D, 1.16% 2026[4,7]	449	417
Drivetime Auto Owner Trust, Series 2020-3A, Class C, 1.47% 2026[4,7]	817	795
Drivetime Auto Owner Trust, Series 2021-2A, Class B, 0.81% 2027[4,7]	1,179	1,144
Drivetime Auto Owner Trust, Series 2021-2A, Class C, 1.10% 2027[4,7]	1,231	1,169
Drivetime Auto Owner Trust, Series 2021-2A, Class D, 1.50% 2027[4,7]	832	774
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 2045[4,7]	463	412
Exeter Automobile Receivables Trust, Series 2019-3A, Class C, 2.79% 2024[4,7]	170	169
Exeter Automobile Receivables Trust, Series 2021-2, Class B, 0.57% 2025[7]	1,663	1,638
Exeter Automobile Receivables Trust, Series 2020-3A, Class C, 1.32% 2025[7]	780	773
Exeter Automobile Receivables Trust, Series 2020-1A, Class D, 2.73% 2025[4,7]	900	888
Exeter Automobile Receivables Trust, Series 2022-2A, Class A3, 2.80% 2025[7]	1,162	1,148
Exeter Automobile Receivables Trust, Series 2019-3A, Class D, 3.11% 2025[4,7]	5,000	4,969
Exeter Automobile Receivables Trust, Series 2019-2A, Class D, 3.71% 2025[4,7]	5,194	5,192
Exeter Automobile Receivables Trust, Series 2021-2, Class C, 0.98% 2026[7]	1,807	1,739
Exeter Automobile Receivables Trust, Series 2020-3A, Class D, 1.73% 2026[7]	1,012	984
Exeter Automobile Receivables Trust, Series 2022-2A, Class B, 3.65% 2026[7]	3,047	2,999

176	American Funds Insurance Series

The Bond Fund of America   (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Asset-backed obligations (continued)
Exeter Automobile Receivables Trust, Series 2021-2, Class D, 1.40% 2027[7]	USD2,612	$2,436
Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56% 2028[7]	1,201	1,143
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 2037[4,7]	18,033	16,623
FirstKey Homes Trust, Series 2021-SFR3, Class A, 2.135% 2038[4,7]	1,393	1,272
FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 2039[4,7]	1,743	1,716
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 2030[4,7]	17,675	17,625
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 2031[4,7]	30,070	29,605
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 2045[4,7]	2,312	2,138
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 2046[4,7]	1,517	1,345
GCI Funding I, LLC, Series 2021-1, Class B, 3.04% 2046[4,7]	169	148
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 2040[4,7]	3,084	2,824
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 2041[4,7]	10,425	9,296
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 2041[4,7]	2,913	2,602
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 2041[4,7]	228	201
GM Financial Automobile Leasing Trust, Series 2020-2, Class C, 2.56% 2024[7]	301	298
GM Financial Automobile Leasing Trust, Series 2020-2, Class D, 3.21% 2024[7]	425	422
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 3.65% 2023[4,7,9,10]	8,590	8,337
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 2025[4,7]	12,703	11,895
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 2025[4,7]	1,171	1,083
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class C, 2.05% 2025[4,7]	810	747
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 2027[4,7]	17,770	15,703
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 2027[4,7]	1,264	1,119
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 2027[4,7]	859	753
LAD Auto Receivables Trust, Series 2021-1A, Class A, 1.30% 2026[4,7]	1,324	1,282
LAD Auto Receivables Trust, Series 2021-1A, Class B, 1.94% 2026[4,7]	304	286
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD-LIBOR + 1.00%) 2.098% 2030[4,5,7]	900	887
Marathon CLO, Ltd., Series 2017-9A, Class A1AR, (3-month USD-LIBOR + 1.15%) 2.194% 2029[4,5,7]	660	652
Mission Lane Credit Card Master Trust, Series 2021-A, Class A, 1.59% 2026[4,7]	1,242	1,197
Mission Lane Credit Card Master Trust, Series 2021-A, Class B, 2.24% 2026[4,7]	230	222
Navient Student Loan Trust, Series 2021-EA, Class A, 0.97% 2069[4,7]	2,721	2,443
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 2069[4,7]	4,424	4,080
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 2070[4,7]	958	848
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 2046[4,7]	4,565	4,074
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 2062[4,7]	358	329
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 2062[4,7]	6,020	5,574
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 2062[4,7]	13,741	12,749
Nelnet Student Loan Trust, Series 2021-C, Class AFL, (1-month USD-LIBOR + 0.74%) 2.335% 2062[4,5,7]	4,597	4,489
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 2061[4,7]	50,765	44,373
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD-LIBOR + 0.97%) 2.154% 2030[4,5,7]	275	271
Oportun Funding, LLC, Series 2021-A, Class A, 1.21% 2028[4,7]	240	225
Palmer Square Loan Funding, CLO, Series 2020-4, Class A1, (3-month USD-LIBOR + 1.00%) 2.524% 2028[4,5,7]	1,355	1,345
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD-LIBOR + 0.90%) 1.963% 2029[4,5,7]	292	289
PFS Financing Corp., Series 2021-B, Class A, 0.775% 2026[4,7]	7,884	7,318
Prestige Auto Receivables Trust, Series 2019-1A, Class C, 2.70% 2024[4,7]	1,815	1,813
Prestige Auto Receivables Trust, Series 2019-1A, Class D, 3.01% 2025[4,7]	1,355	1,341
Prodigy Finance DAC, Series 2021-1A, Class A, (1-month USD-LIBOR + 1.25%) 2.874% 2051[4,5,7]	771	758
Santander Drive Auto Receivables Trust, Series 2021-2, Class B, 0.59% 2025[7]	1,510	1,488
Santander Drive Auto Receivables Trust, Series 2019-2, Class D, 3.22% 2025[7]	2,955	2,948
Santander Drive Auto Receivables Trust, Series 2021-2, Class C, 0.90% 2026[7]	2,812	2,724
Santander Drive Auto Receivables Trust, Series 2020-3, Class C, 1.12% 2026[7]	3,344	3,319
Santander Drive Auto Receivables Trust, Series 2020-3, Class D, 1.64% 2026[7]	2,211	2,157
Santander Drive Auto Receivables Trust, Series 2021-3, Class C, 0.95% 2027[7]	1,677	1,614
Santander Drive Auto Receivables Trust, Series 2021-3, Class D, 1.33% 2027[7]	2,236	2,115
Santander Drive Auto Receivables Trust, Series 2021-2, Class D, 1.35% 2027[7]	1,802	1,692

American Funds Insurance Series	177

The Bond Fund of America   (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Asset-backed obligations (continued)
	Slam, Ltd., Series 2021-1, Class A, 2.434% 2046[4,7]	USD2,732	$2,362
	Slam, Ltd., Series 2021-1, Class B, 3.422% 2046[4,7]	503	427
	SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 2046[4,7]	2,478	2,260
	Sound Point CLO, Ltd., Series 2015-1RA, Class AR, (3-month USD-LIBOR + 1.08%) 2.124% 2030[4,5,7]	475	469
	Sprite, Ltd., Series 2021-1, Class A, 3.75% 2046[4,7]	3,396	3,078
	Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 2041[4,7]	453	404
	Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2033[4,7]	1,323	1,235
	Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2033[4,7]	1,525	1,398
	SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 2075[4,7]	2,581	2,404
	TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 2045[4,7]	3,175	2,884
	Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 2045[4,7]	2,366	2,145
	Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 2045[4,7]	1,364	1,281
	Textainer Marine Containers, Ltd., Series 2021-1A, Class A, 1.68% 2046[4,7]	6,480	5,665
	Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 2046[4,7]	5,440	4,845
	Textainer Marine Containers, Ltd., Series 2021-1A, Class B, 2.52% 2046[4,7]	362	322
	TIF Funding II, LLC, Series 2020-1A, Class A, 2.09% 2045[4,7]	4,571	4,114
	TIF Funding II, LLC, Series 2021-1A, Class B, 2.54% 2046[4,7]	136	117
	Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 2031[4,7]	6,000	5,873
	Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 2045[4,7]	10,965	9,774
	Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 2046[4,7]	4,412	3,860
	Triton Container Finance VIII, LLC, Series 2021-1A, Class B, 2.58% 2046[4,7]	364	316
	Westlake Automobile Receivables Trust, Series 2020-3A, Class C, 1.24% 2025[4,7]	1,557	1,519
	Westlake Automobile Receivables Trust, Series 2021-2, Class B, 0.62% 2026[4,7]	1,690	1,629
	Westlake Automobile Receivables Trust, Series 2021-2, Class C, 0.89% 2026[4,7]	2,181	2,066
	Westlake Automobile Receivables Trust, Series 2021-2, Class D, 1.23% 2026[4,7]	1,446	1,350
	Westlake Automobile Receivables Trust, Series 2020-3A, Class D, 1.65% 2026[4,7]	3,023	2,908

			486,061

Municipals 1.63%
California 0.03%	G.O. Bonds, Series 2009, 7.50% 2034	2,100	2,700
	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 2.746% 2034	650	562

			3,262

Illinois 1.48%	City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-C, 6.319% 2029	65	68
	City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 6.138% 2039	30,835	31,320
	City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-D, 6.519% 2040	8,945	9,360
	City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Qualified School Construction Bonds), Series 2009-G, 1.75% 2025	2,500	2,233
	G.O. Bonds, Series 2013-B, 4.31% 2023	2,125	2,129
	G.O. Bonds, Pension Funding, Series 2003, 4.95% 2023	6,228	6,275
	G.O. Bonds, Pension Funding, Series 2003, 5.10% 2033	107,000	107,781
	G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.95% 2023	3,210	3,250

			162,416

New York 0.05%	Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 2.202% 2034	6,390	5,227

Texas 0.03%	Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 2052	4,075	3,274

178	American Funds Insurance Series

The Bond Fund of America   (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Municipals (continued)
Wisconsin 0.04%	Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 2034	USD4,600	$4,359

	Total municipals		178,538

Bonds & notes of governments & government agencies outside the U.S. 1.27%
	Chile (Republic of) 3.50% 2034	600	535
	Chile (Republic of) 3.10% 2041	2,340	1,786
	Chile (Republic of) 4.34% 2042	1,320	1,178
	Chile (Republic of) 4.00% 2052	580	482
	China (People’s Republic of), Series INBK, 3.81% 2050	CNY13,380	2,160
	China (People’s Republic of), Series INBK, 3.72% 2051	48,340	7,709
	Colombia (Republic of) 4.125% 2051	USD3,120	1,876
	Colombia (Republic of), Series B, 5.75% 2027	COP24,813,800	4,734
	Dominican Republic 5.95% 2027[4]	USD8,100	7,753
	Indonesia (Republic of) 3.35% 2071	1,660	1,179
	Israel (State of) 3.375% 2050	4,750	3,851
	Israel (State of) 3.875% 2050	4,775	4,209
	Panama (Republic of) 3.362% 2031	15,625	13,773
	Panama (Republic of) 3.87% 2060	7,500	5,324
	Panama (Republic of) 4.50% 2063	395	305
	Paraguay (Republic of) 5.00% 2026	1,250	1,230
	Peru (Republic of) 6.35% 2028	PEN5,840	1,439
	Peru (Republic of) 5.94% 2029	6,005	1,434
	Peru (Republic of) 2.783% 2031	USD3,790	3,232
	Peru (Republic of) 6.15% 2032	PEN12,950	2,994
	Peru (Republic of) 3.00% 2034	USD2,400	1,975
	Peru (Republic of) 3.60% 2072	7,640	5,191
	Philippines (Republic of) 3.229% 2027	475	461
	Philippines (Republic of) 3.20% 2046	4,900	3,687
	Philippines (Republic of) 4.20% 2047	272	239
	Portuguese Republic 5.125% 2024	24,775	25,613
	PT Indonesia Asahan Aluminium Tbk 5.71% 2023[4]	1,020	1,035
	PT Indonesia Asahan Aluminium Tbk 4.75% 2025[4]	1,270	1,264
	PT Indonesia Asahan Aluminium Tbk 5.45% 2030[4]	340	320
	PT Indonesia Asahan Aluminium Tbk 5.80% 2050[4]	1,150	928
	Qatar (State of) 4.50% 2028[4]	5,100	5,291
	Qatar (State of) 5.103% 2048[4]	3,400	3,569
	Romania 3.75% 2034	EUR5,625	4,444
	Saudi Arabia (Kingdom of) 3.628% 2027[4]	USD5,000	4,964
	Saudi Arabia (Kingdom of) 3.625% 2028[4]	11,435	11,302
	United Mexican States 3.50% 2034	1,030	853
	United Mexican States 4.40% 2052	675	510

			138,829

Federal agency bonds & notes 0.10%
	Fannie Mae 2.125% 2026[1]	11,910	11,502

	Total bonds, notes & other debt instruments (cost: $11,470,544,000)		10,721,189

American Funds Insurance Series	179

The Bond Fund of America   (continued)

Short-term securities 18.26%	Shares	Value (000)

Money market investments 18.26%
Capital Group Central Cash Fund 1.38%[11,12]	20,033,647	$ 2,002,964

Total short-term securities (cost: $2,003,265,000)		2,002,964

Total investment securities 116.00% (cost: $13,473,809,000)		12,724,153
Other assets less liabilities (16.00)%		(1,755,255)

Net assets 100.00%		$10,968,898

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2022 (000)
30 Day Federal Funds Futures	Long	3,679	September 2022	USD1,498,316	$512
90 Day Eurodollar Futures	Long	2,771	September 2022	670,547	(18,008)
3 Month SOFR Futures	Short	658	June 2023	(158,956)	157
2 Year U.S. Treasury Note Futures	Short	4,626	September 2022	(971,532)	(2,450)
5 Year Euro-Bobl Futures	Short	63	September 2022	(8,199)	81
5 Year U.S. Treasury Note Futures	Long	2,237	September 2022	251,103	2,326
10 Year Euro-Bund Futures	Short	51	September 2022	(7,951)	207
10 Year Ultra U.S. Treasury Note Futures	Long	2,281	September 2022	290,542	4,736
10 Year U.S. Treasury Note Futures	Long	2,148	September 2022	254,605	2,999
20 Year U.S. Treasury Bond Futures	Long	1,463	September 2022	202,808	(2,688)
30 Year Ultra U.S. Treasury Bond Futures	Long	855	September 2022	131,964	(2,789)

					$(14,917)

Forward currency contracts

						Unrealized appreciation
Contract amount						(depreciation)
Currency purchased		Currency sold			Settlement	at 6/30/2022
(000)		(000)		Counterparty	date	(000)
USD	5,555	COP	22,893,650	UBS AG	7/6/2022	$ 46
COP	22,893,650	USD	5,540	UBS AG	7/6/2022	(30)
USD	3,074	PEN	11,415	Bank of America	7/12/2022	96
KRW	16,629,740	USD	13,220	JPMorgan Chase	7/12/2022	(316)
USD	621	EUR	582	Standard Chartered Bank	7/13/2022	11
USD	1,231	EUR	1,180	JPMorgan Chase	7/18/2022	(7)
USD	26,606	DKK	188,025	Bank of New York Mellon	7/27/2022	65
USD	5,934	EUR	5,628	UBS AG	7/27/2022	25
COP	1,073,945	USD	266	Citibank	7/28/2022	(9)
KRW	32,053,900	USD	24,883	Citibank	8/5/2022	2
USD	5,506	COP	22,893,650	UBS AG	8/8/2022	31
USD	1,413	PEN	5,380	Citibank	8/26/2022	17
USD	643	PEN	2,650	Morgan Stanley	8/26/2022	(45)
USD	830	PEN	3,440	Citibank	8/26/2022	(63)

						$(177)

180	American Funds Insurance Series

The Bond Fund of America   (continued)

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

								Unrealized
Receive		Pay					Upfront	appreciation
					Notional	Value at	premium	(depreciation)
	Payment		Payment	Expiration	amount	6/30/2022	paid	at 6/30/2022
Rate	frequency	Rate	frequency	date	(000)	(000)	(000)	(000)
SOFR	Annual	0.471%	Annual	10/26/2023	USD87,775	$ 2,890	$–	$2,890
0.45801%	Annual	SOFR	Annual	10/26/2023	85,775	(2,838)	–	(2,838)
3.5291%	Annual	U.S. EFFR	Annual	6/16/2024	78,378	791	–	791
3.52647%	Annual	U.S. EFFR	Annual	6/16/2024	72,532	729	–	729
3.497%	Annual	U.S. EFFR	Annual	6/16/2024	27,000	256	–	256
3.4325%	Annual	U.S. EFFR	Annual	6/17/2024	19,800	164	–	164
3.4585%	Annual	U.S. EFFR	Annual	6/17/2024	4,154	36	–	36
3-month USD-LIBOR	Quarterly	1.972%	Semi-annual	4/26/2051	23,200	4,303	–	4,303
3-month USD-LIBOR	Quarterly	1.9855%	Semi-annual	4/26/2051	8,580	1,568	–	1,568
3-month USD-LIBOR	Quarterly	1.9778%	Semi-annual	4/28/2051	13,500	2,488	–	2,488

						$10,387	$–	$10,387

Credit default swaps

Centrally cleared credit default swaps on credit indices – buy protection

Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 6/30/2022 (000)	Upfront premium received (000)	Unrealized appreciation at 6/30/2022 (000)

CDX.NA.HY.38	5.00%	Quarterly	6/20/2027	USD114,617	$3,452	$(5,302)	$8,754

Investments in affiliates[12]

	Value of affiliate at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized loss (000)		Net unrealized depreciation (000)	Value of affiliate at 6/30/2022 (000)	Dividend income (000)

Short-term securities 18.26%
Money market investments 18.26%
Capital Group Central Cash Fund 1.38%[11]	$1,311,257	$2,345,528	$1,653,314		$(83)	$(424)	$2,002,964	$3,972

[1]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $59,465,000, which represented .54% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Step bond; coupon rate may change at a later date.
[4]

Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,572,955,000, which represented 14.34% of the net assets of the fund.

[5]

Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[6]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[7]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[8]	Purchased on a TBA basis.
[9]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $13,498,000, which represented .12% of the net assets of the fund.
[10]	Value determined using significant unobservable inputs.
[11]	Rate represents the seven-day yield at 6/30/2022.
[12]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

American Funds Insurance Series	181

The Bond Fund of America   (continued)

Key to abbreviations

Assn. = Association

Auth. = Authority

CLO = Collateralized Loan Obligations

CME = CME Group

CMO = Collateralized Mortgage Obligations

CNY = Chinese yuan

COP = Colombian pesos

DAC = Designated Activity Company

DKK = Danish kroner

EFFR = Effective Federal Funds Rate

EUR = Euros

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

ICE = Intercontinental Exchange, Inc.

KRW = South Korean won

LIBOR = London Interbank Offered Rate

PEN = Peruvian nuevos soles

Ref. = Refunding

Rev. = Revenue

SOFR = Secured Overnight Financing Rate

TBA = To be announced

USD = U.S. dollars

Refer to the notes to financial statements.

182	American Funds Insurance Series

Capital World Bond Fund

Investment portfolio June 30, 2022	unaudited

Bonds, notes & other debt instruments 96.02%		Principal amount (000)	Value (000)
Euros 17.03%	Allianz SE 4.75% perpetual bonds (3-month EUR-EURIBOR + 3.60% on 10/24/2023)[1]	EUR4,200	$ 4,424
	Altria Group, Inc. 1.00% 2023	1,020	1,066
	Altria Group, Inc. 1.70% 2025	1,600	1,583
	Altria Group, Inc. 2.20% 2027	2,900	2,737
	American Honda Finance Corp. 1.95% 2024	560	587
	American Tower Corp. 0.45% 2027	2,525	2,308
	American Tower Corp. 0.875% 2029	1,470	1,255
	AT&T, Inc. 1.60% 2028	2,350	2,310
	Austria (Republic of) 0% 2031	6,900	6,189
	Bank of America Corp. 3.648% 2029 (3-month EUR-EURIBOR + 3.67% on 3/31/2028)[1,2]	5,000	5,339
	CaixaBank, SA 2.25% 2030 (5-year EUR Annual (vs. 6-month EUR-EURIBOR) + 1.68% on 4/17/2025)[1]	2,400	2,340
	Comcast Corp. 0.25% 2029	955	831
	Deutsche Telekom International Finance BV 7.50% 2033	200	288
	Dow Chemical Co. 0.50% 2027	1,110	1,027
	Egypt (Arab Republic of) 5.625% 2030	300	196
	Equinor ASA 1.375% 2032	2,550	2,344
	European Investment Bank 0.25% 2032	4,900	4,333
	European Investment Bank 1.50% 2032	1,000	991
	European Union 0% 2026	1,600	1,584
	European Union 0.25% 2026	610	607
	European Union 0% 2031	705	618
	European Union 0% 2035	220	171
	European Union 0.20% 2036	1,500	1,176
	Finland (Republic of) 1.50% 2032	3,380	3,405
	French Republic O.A.T. 0.10% 2026[3]	10,514	11,696
	French Republic O.A.T. 0% 2030	19,550	17,683
	French Republic O.A.T. 0% 2032	4,020	3,484
	French Republic O.A.T. 0.50% 2040	2,080	1,594
	French Republic O.A.T. 0.75% 2052	5,930	3,963
	Germany (Federal Republic of) 0% 2025	10,970	11,249
	Germany (Federal Republic of) 0% 2026	6,060	6,093
	Germany (Federal Republic of) 0% 2027	17,510	17,478
	Germany (Federal Republic of) 0% 2030	13,340	12,768
	Germany (Federal Republic of) 0% 2031	12,600	11,730
	Germany (Federal Republic of) 0% 2050	1,200	805
	Goldman Sachs Group, Inc. 3.375% 2025[2]	5,000	5,319
	Goldman Sachs Group, Inc. 1.00% 2033[2]	2,705	2,126
	Greece (Hellenic Republic of) 3.375% 2025	5,825	6,258
	Greece (Hellenic Republic of) 0.75% 2031	1,660	1,363
	Greece (Hellenic Republic of) 1.75% 2032	4,810	4,271
	Groupe BPCE SA 4.625% 2023	1,200	1,286
	Groupe BPCE SA 1.00% 2025	2,900	2,901
	Highland Holdings SARL 0.318% 2026	205	192
	Intesa Sanpaolo SpA 6.625% 2023	510	555
	Israel (State of) 2.875% 2024	1,180	1,257
	Italy (Republic of) 1.85% 2025	17,700	18,507
	Italy (Republic of) 1.35% 2030	7	7
	JPMorgan Chase & Co. 0.389% 2028 (3-month EUR-EURIBOR + 0.65% on 2/24/2027)[1,2]	3,208	2,965
	KfW 0.125% 2025	590	599
	Lloyds Banking Group PLC 1.75% 2028 (5-year EUR-EURIBOR + 1.30% on 9/7/2023)[1]	2,400	2,448
	Morgan Stanley 2.103% 2026 (3-month EUR-EURIBOR + 0.904% on 5/8/2025)[1]	580	596
	Morgan Stanley 2.95% 2032 (3-month EUR-EURIBOR +1.245% on 5/7/2031)[1]	1,535	1,526
	Morocco (Kingdom of) 3.50% 2024	1,400	1,452
	Morocco (Kingdom of) 1.50% 2031	4,100	2,866
	Petroleos Mexicanos 5.50% 2025	2,520	2,650
	Philippines (Republic of) 0.25% 2025	875	855
	Portuguese Republic 0.475% 2030	1,610	1,474
	Quebec (Province of) 0.25% 2031	920	808
	Quebec (Province of) 0.50% 2032	1,155	1,021

American Funds Insurance Series	183

Capital World Bond Fund  (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Euros (continued)	Romania 2.125% 2028	EUR1,440	$ 1,246
	Romania 1.75% 2030	2,560	1,919
	Romania 3.624% 2030	3,660	3,144
	Romania 2.00% 2032	1,605	1,152
	Romania 2.00% 2033	2,900	1,978
	Romania 3.75% 2034	1,440	1,138
	Russian Federation 2.875% 2025	3,000	833
	Russian Federation 2.875% 2025	1,500	417
	Serbia (Republic of) 3.125% 2027	10,287	9,463
	Serbia (Republic of) 1.00% 2028	420	322
	Serbia (Republic of) 1.50% 2029	4,153	3,169
	Spain (Kingdom of) 0.80% 2027	8,970	8,972
	Spain (Kingdom of) 1.45% 2029	1,890	1,913
	Spain (Kingdom of) 1.25% 2030	1,295	1,261
	Spain (Kingdom of) 0.50% 2031	4,645	4,114
	Spain (Kingdom of) 0.70% 2032	4,785	4,258
	Spain (Kingdom of) 1.90% 2052	1,010	799
	State Grid Overseas Investment, Ltd. 1.375% 2025	441	444
	State Grid Overseas Investment, Ltd. 2.125% 2030	200	190
	Stryker Corp. 0.25% 2024	480	480
	Stryker Corp. 0.75% 2029	980	878
	Stryker Corp. 1.00% 2031	450	379
	TOTAL SA 1.75% junior subordinated perpetual bonds (5-year EUR-EURIBOR + 1.765% on 4/4/2024)[1]	2,000	1,973
	Toyota Motor Credit Corp. 0.125% 2027	1,850	1,672
	Tunisia (Republic of) 6.75% 2023	5,209	3,805
	Tunisia (Republic of) 6.75% 2023	1,295	946
	Ukraine 6.75% 2026	3,119	858
	Ukraine 6.75% 2026	1,225	337
	Ukraine 4.375% 2030	2,705	703
	Volkswagen International Finance NV 4.375% junior subordinated perpetual bonds (9-year EUR Mid-Swap + 3.36% on 3/28/2031)[1]	1,300	1,099

			269,416

Japanese yen 8.50%	Export-Import Bank of India 0.59% 2022	JPY400,000	2,947
	Japan, Series 18, 0.10% 2024[3]	1,043,840	7,913
	Japan, Series 19, 0.10% 2024[3]	455,063	3,460
	Japan, Series 21, 0.10% 2026[3]	1,008,764	7,794
	Japan, Series 346, 0.10% 2027	777,900	5,758
	Japan, Series 356, 0.10% 2029	3,529,000	25,867
	Japan, Series 24, 0.10% 2029[3]	364,593	2,837
	Japan, Series 359, 0.10% 2030	973,150	7,102
	Japan, Series 116, 2.20% 2030	576,100	4,890
	Japan, Series 26, 0.005% 2031[3]	517,272	4,033
	Japan, Series 362, 0.10% 2031	737,200	5,365
	Japan, Series 363, 0.10% 2031	180,000	1,308
	Japan, Series 145, 1.70% 2033	1,302,050	10,954
	Japan, Series 152, 1.20% 2035	987,100	7,907
	Japan, Series 21, 2.30% 2035	720,000	6,519
	Japan, Series 179, 0.50% 2041	822,650	5,653
	Japan, Series 37, 0.60% 2050	694,500	4,406
	Japan, Series 73, 0.70% 2051	996,800	6,448
	Japan, Series 70, 0.70% 2051	925,450	6,003
	Philippines (Republic of) 0.001% 2024	900,000	6,578
	United Mexican States 0.62% 2022	100,000	737

			134,479

184	American Funds Insurance Series

Capital World Bond Fund  (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Chinese yuan renminbi 3.31%	Agricultural Development Bank of China 2.96% 2030	CNY41,790	$ 6,187
	China (People’s Republic of), Series 1910, 3.86% 2049	103,240	16,766
	China (People’s Republic of), Series INBK, 3.39% 2050	31,040	4,648
	China (People’s Republic of), Series INBK, 3.81% 2050	54,930	8,866
	China (People’s Republic of), Series INBK, 3.53% 2051	48,570	7,524
	China Development Bank Corp., Series 1814, 4.15% 2025	20,900	3,261
	China Development Bank Corp., Series 1909, 3.50% 2026	10,400	1,592
	China Development Bank Corp., Series 1904, 3.68% 2026	11,700	1,802
	China Development Bank Corp., Series 2009, 3.39% 2027	11,130	1,700

			52,346

British pounds 3.17%	American Honda Finance Corp. 0.75% 2026	GBP1,420	1,538
	Asian Development Bank 1.125% 2025	1,240	1,456
	France Télécom 5.375% 2050	300	427
	KfW 1.125% 2025	1,165	1,367
	Lloyds Banking Group PLC 7.625% 2025	655	858
	Quebec (Province of) 2.25% 2026	1,870	2,239
	United Kingdom 0.125% 2026	425	486
	United Kingdom 4.25% 2027	1,120	1,519
	United Kingdom 0.375% 2030	1,740	1,840
	United Kingdom 4.75% 2030	8,230	12,063
	United Kingdom 0.25% 2031	8,690	8,870
	United Kingdom 4.25% 2032	3,010	4,309
	United Kingdom 0.625% 2035	4,620	4,425
	United Kingdom 0.875% 2046	6,030	5,093
	United Kingdom 0.625% 2050	2,805	2,085
	United Kingdom 1.25% 2051	1,480	1,315
	United Kingdom 1.125% 2073	225	176

			50,066

Canadian dollars 2.41%	Canada 1.00% 2022	CAD1,050	814
	Canada 0.75% 2024	14,570	10,750
	Canada 0.25% 2026	5,800	4,070
	Canada 2.25% 2029	27,100	19,901
	Canada 2.75% 2048	3,500	2,521

			38,056

Mexican pesos 2.28%	Petróleos Mexicanos 7.19% 2024	MXN83,847	3,829
	United Mexican States 4.50% 2025[3]	15,942	805
	United Mexican States, Series M, 5.75% 2026	74,700	3,306
	United Mexican States, Series M, 7.50% 2027	436,720	20,311
	United Mexican States, Series M20, 8.50% 2029	140,400	6,783
	United Mexican States, Series M30, 8.50% 2038	21,100	996

			36,030

Danish kroner 2.12%	Nordea Kredit 0.50% 2040[4]	DKK18,021	2,079
	Nykredit Realkredit AS, Series 01E, 0.50% 2040[4]	137,570	15,810
	Nykredit Realkredit AS, Series 01E, 0.50% 2043[4]	134,285	15,302
	Realkredit Danmark AS 1.00% 2053[4]	2,757	302

			33,493

Australian dollars 2.07%	Australia (Commonwealth of), Series 139, 3.25% 2025	AUD10,810	7,488
	Australia (Commonwealth of), Series 163, 1.00% 2031	31,664	17,284
	Australia (Commonwealth of), Series 166, 3.00% 2033	12,355	7,968

			32,740

American Funds Insurance Series	185

Capital World Bond Fund  (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Colombian pesos 1.00%	Colombia (Republic of), Series B, 5.75% 2027	COP17,890,000	$ 3,414
	Colombia (Republic of), Series UVR, 2.25% 2029[3]	36,689	2,342
	Colombia (Republic of), Series B, 7.00% 2031	36,645,300	6,709
	Colombia (Republic of), Series B, 7.25% 2050	21,884,200	3,343

			15,808

Indonesian rupiah 0.68%	Indonesia (Republic of), Series 84, 7.25% 2026	IDR22,733,000	1,574
	Indonesia (Republic of), Series 56, 8.375% 2026	6,725,000	488
	Indonesia (Republic of), Series 59, 7.00% 2027	51,565,000	3,557
	Indonesia (Republic of), Series 78, 8.25% 2029	27,003,000	1,930
	Indonesia (Republic of), Series 82, 7.00% 2030	19,346,000	1,289
	Indonesia (Republic of), Series 68, 8.375% 2034	27,353,000	1,956

			10,794

Malaysian ringgits 0.56%	Malaysia (Federation of), Series 0419, 3.828% 2034	MYR4,026	847
	Malaysia (Federation of), Series 0519, 3.757% 2040	40,283	7,964

			8,811

Brazilian reais 0.54%	Brazil (Federative Republic of) 6.00% 2022[3]	BRL4,464	831
	Brazil (Federative Republic of) 10.00% 2023	6,780	1,273
	Brazil (Federative Republic of) 0% 2024	8,440	1,334
	Brazil (Federative Republic of) 6.00% 2024[3]	13,639	2,558
	Brazil (Federative Republic of) 10.00% 2025	14,300	2,577

			8,573

Chilean pesos 0.48%	Chile (Republic of) 4.00% 2023	CLP2,300,000	2,421
	Chile (Republic of) 5.80% 2024	1,270,000	1,342
	Chile (Republic of) 1.50% 2026[3]	762,209	822
	Chile (Republic of) 4.50% 2026	50,000	51
	Chile (Republic of) 5.00% 2028	955,000	963
	Chile (Republic of) 4.70% 2030	2,120,000	2,068

			7,667

South Korean won 0.47%	South Korea (Republic of), Series 2503, 1.50% 2025	KRW5,183,670	3,779
	South Korea (Republic of), Series 2712, 2.375% 2027	5,158,930	3,716

			7,495

Polish zloty 0.32%	Poland (Republic of), Series 0725, 3.25% 2025	PLN21,220	4,213
	Poland (Republic of), Series 1029, 2.75% 2029	4,900	840

			5,053

Russian rubles 0.31%	Russian Federation 7.00% 2023	RUB430,300	704
	Russian Federation 6.90% 2029[5]	403,750	661
	Russian Federation 7.65% 2030[5]	712,330	1,166
	Russian Federation 5.90% 2031[5]	79,600	130
	Russian Federation 6.90% 2031	212,995	348
	Russian Federation 8.50% 2031[5]	695,165	1,138
	Russian Federation 7.70% 2033[5]	295,840	484
	Russian Federation 7.25% 2034[5]	121,920	199

			4,830

186	American Funds Insurance Series

Capital World Bond Fund  (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
South African rand 0.19%	South Africa (Republic of), Series R-2030, 8.00% 2030	ZAR30,120	$1,609
	South Africa (Republic of), Series R-2048, 8.75% 2048	30,850	1,464

			3,073

Peruvian nuevos soles 0.09%	Peru (Republic of) 6.15% 2032	PEN5,980	1,382

Indian rupees 0.07%	India (Republic of) 5.15% 2025	INR96,010	1,148

Hungarian forints 0.07%	Hungary (Republic of), Series C, 1.00% 2025	HUF495,300	1,032

Romanian leu 0.06%	Romania 4.75% 2025	RON5,000	962

Ukrainian hryvnia 0.04%	Ukraine 16.06% 2022	UAH86,536	634

Norwegian kroner 0.04%	Norway (Kingdom of) 2.125% 2032	NOK6,615	620

U.S. dollars 50.21%	7-Eleven, Inc. 0.95% 2026[2]	USD520	460
	7-Eleven, Inc. 1.30% 2028[2]	2,180	1,815
	7-Eleven, Inc. 1.80% 2031[2]	2,015	1,575
	AbbVie, Inc. 2.90% 2022	1,170	1,170
	AbbVie, Inc. 3.20% 2022	200	200
	ACE INA Holdings, Inc. 2.875% 2022	195	195
	ACE INA Holdings, Inc. 3.35% 2026	195	191
	ACE INA Holdings, Inc. 4.35% 2045	425	402
	Advisor Group Holdings, LLC 6.25% 2028[2]	365	319
	AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 2.45% 2026	2,102	1,832
	Aeropuerto International de Tocume SA 5.125% 2061[2]	660	524
	Aetna, Inc. 2.80% 2023	340	336
	AG Merger Sub II, Inc. 10.75% 2027[2]	276	273
	Alabama Power Co. 3.00% 2052	980	721
	Albertsons Companies, Inc. 4.625% 2027[2]	125	112
	Albertsons Companies, Inc. 3.50% 2029[2]	140	114
	Alcoa Nederland Holding BV 4.125% 2029[2]	75	67
	Allegheny Technologies, Inc. 4.875% 2029	60	48
	Allegheny Technologies, Inc. 5.125% 2031	45	35
	Alliant Holdings Intermediate, LLC 6.75% 2027[2]	315	280
	Alliant Holdings Intermediate, LLC / Alliant Holdings 5.875% 2029[2]	65	54
	Allied Universal Holdco, LLC 9.75% 2027[2]	175	149
	Allied Universal Holdco, LLC 6.00% 2029[2]	300	219
	Almonde, Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 8.489% 2025[6,7]	650	563
	Altria Group, Inc. 5.95% 2049	131	115
	Amazon.com, Inc. 1.50% 2030	2,040	1,697
	American Campus Communities, Inc. 3.75% 2023	1,810	1,812
	American Campus Communities, Inc. 4.125% 2024	1,195	1,202
	American Electric Power Company, Inc. 1.00% 2025	250	225
	American Express Co. 3.375% 2024	4,202	4,176
	AmeriGas Partners LP 5.875% 2026	15	14
	AmeriGas Partners LP 5.75% 2027	25	23

American Funds Insurance Series	187

Capital World Bond Fund  (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)	Amgen, Inc. 2.20% 2027	USD445	$ 409
	AmWINS Group, Inc. 4.875% 2029[2]	30	25
	Anglo American Capital PLC 2.25% 2028[2]	454	392
	Anglo American Capital PLC 3.95% 2050[2]	521	400
	Angola (Republic of) 9.50% 2025	3,580	3,295
	Ardagh Group SA 6.50% Cash 2027[2,8]	210	156
	Aretec Escrow Issuer, Inc. 7.50% 2029[2]	225	192
	Argentine Republic 0.50% 2030 (0.75% on 7/9/2023)[1]	1,921	456
	Argentine Republic 1.125% 2035 (1.50% on 7/9/2022)[1]	3,025	655
	Arthur J. Gallagher & Co. 3.50% 2051	34	26
	Asbury Automotive Group, Inc. 4.625% 2029[2]	25	21
	Asbury Automotive Group, Inc. 5.00% 2032[2]	30	25
	Ascensus, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 7.50% 2029[6,7]	120	111
	Ascent Resources - Utica, LLC 8.25% 2028[2]	175	167
	Ascent Resources - Utica, LLC 5.875% 2029[2]	55	48
	AssuredPartners, Inc. 7.00% 2025[2]	155	146
	AssuredPartners, Inc. 5.625% 2029[2]	205	164
	AstraZeneca PLC 3.50% 2023	2,700	2,709
	AT&T, Inc. 3.50% 2053	2,070	1,573
	Atkore, Inc. 4.25% 2031[2]	25	21
	Atlantic Aviation FBO, Inc., Term Loan, (3-month USD-LIBOR + 3.00%) 4.06% 2028[6,7]	150	142
	Avantor Funding, Inc. 4.625% 2028[2]	65	60
	Avantor Funding, Inc. 3.875% 2029[2]	90	79
	Bank of America Corp. 1.53% 2025 (USD-SOFR + 0.65% on 12/6/2024)[1]	6,260	5,832
	Bank of America Corp. 2.456% 2025 (3-month USD-LIBOR + 0.87% on 10/22/2024)[1]	847	808
	Bank of America Corp. 1.734% 2027 (USD-SOFR + 0.96% on 7/22/2026)[1]	3,745	3,335
	Bank of America Corp. 2.299% 2032 (USD-SOFR + 1.22% on 7/21/2031)[1]	4,780	3,867
	Bank of Nova Scotia 2.45% 2032	2,100	1,747
	Bausch Health Companies, Inc. 5.75% 2027[2]	140	116
	Bayer AG 3.375% 2024[2]	840	821
	Bayer US Finance II, LLC 4.25% 2025[2]	203	201
	Bayerische Motoren Werke AG 3.90% 2025[2]	900	898
	Bayerische Motoren Werke AG 4.15% 2030[2]	900	883
	Beasley Mezzanine Holdings, LLC 8.625% 2026[2]	30	23
	Belarus (Republic of) 6.875% 2023	4,955	941
	Belarus (Republic of) 7.625% 2027	2,100	347
	Berkshire Hathaway Energy Company 2.85% 2051	300	213
	Blue Racer Midstream, LLC and Blue Racer Finance Corp. 7.625% 2025[2]	65	62
	BMC Software, Inc., Term Loan, (3-month USD-LIBOR + 5.50%) 6.128% 2026[6,7]	25	23
	BNP Paribas 2.159% 2029 (USD-SOFR + 1.218% on 9/15/2028)[1,2]	700	586
	BNP Paribas 2.871% 2032 (USD-SOFR + 1.387% on 4/19/2031)[1,2]	1,275	1,055
	Boeing Company 5.15% 2030	4,000	3,843
	Bombardier, Inc. 7.125% 2026[2]	85	70
	Bombardier, Inc. 6.00% 2028[2]	90	68
	Bombardier, Inc. 7.45% 2034[2]	125	94
	Bonanza Creek Energy, Inc. 5.00% 2026[2]	30	27
	Booz Allen Hamilton, Inc. 3.875% 2028[2]	63	56
	Booz Allen Hamilton, Inc. 4.00% 2029[2]	27	24
	Boyd Gaming Corp. 4.75% 2027	120	109
	Boyne USA, Inc. 4.75% 2029[2]	47	41
	Brandywine Operating Partnership LP 3.95% 2023	190	190
	Braskem Netherlands Finance BV 4.50% 2030[2]	745	637
	British American Tobacco PLC 2.789% 2024	1,150	1,114
	British American Tobacco PLC 3.215% 2026	955	893
	British American Tobacco PLC 3.557% 2027	1,545	1,415
	British American Tobacco PLC 3.462% 2029	1,150	987
	British American Tobacco PLC 4.54% 2047	61	45
	British American Tobacco PLC 4.758% 2049	833	630
	Broadcom, Inc. 3.15% 2025	212	204
	Broadcom, Inc. 4.00% 2029[2]	501	465
	Broadcom, Inc. 4.15% 2030	1,450	1,330
	Broadcom, Inc. 3.419% 2033[2]	698	578

188	American Funds Insurance Series

Capital World Bond Fund  (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)	Broadcom, Inc. 3.469% 2034[2]	USD48	$ 39
	Broadcom, Inc. 3.75% 2051[2]	926	688
	BWX Technologies, Inc. 4.125% 2028[2]	15	13
	BWX Technologies, Inc. 4.125% 2029[2]	195	171
	Caesars Entertainment, Inc. 6.25% 2025[2]	35	34
	Caesars Entertainment, Inc. 4.625% 2029[2]	15	12
	California Resources Corp. 7.125% 2026[2]	65	64
	Callon Petroleum Co. 7.50% 2030[2]	30	28
	Canadian Pacific Railway, Ltd. 2.45% 2031	798	684
	Canadian Pacific Railway, Ltd. 3.10% 2051	1,378	1,017
	Can-Pack SA / Canpack US, LLC 3.875% 2029[2]	90	70
	Carnival Corp. 6.00% 2029[2]	100	71
	CCO Holdings, LLC and CCO Holdings Capital Corp. 3.75% 2028	2,650	2,450
	CCO Holdings, LLC and CCO Holdings Capital Corp. 4.50% 2030[2]	340	283
	CCO Holdings, LLC and CCO Holdings Capital Corp. 4.75% 2030[2]	135	116
	CCO Holdings, LLC and CCO Holdings Capital Corp. 4.25% 2031[2]	155	127
	CCO Holdings, LLC and CCO Holdings Capital Corp. 4.50% 2033[2]	162	128
	CCO Holdings, LLC and CCO Holdings Capital Corp. 4.25% 2034[2]	90	70
	CDI Escrow Issuer, Inc. 5.75% 2030[2]	70	64
	CDK Global, Inc. 7.25% 2029[2]	75	72
	CEC Entertainment, Inc. 6.75% 2026[2]	50	44
	Cedar Fair LP / Canadas Wonderland Co. / Magnum Management Corp. / Millennium Operations, LLC 5.50% 2025[2]	75	73
	Centene Corp. 2.45% 2028	40	33
	Centene Corp. 4.625% 2029	325	304
	Centene Corp. 2.50% 2031	155	124
	Centerfield Media Parent, Inc. 6.625% 2026[2]	113	91
	Central Garden & Pet Co. 4.125% 2030	74	61
	Central Garden & Pet Co. 4.125% 2031[2]	110	88
	Charles River Laboratories International, Inc. 4.25% 2028[2]	55	49
	Charles River Laboratories International, Inc. 4.00% 2031[2]	90	77
	Cheniere Energy Partners LP 4.50% 2029	160	143
	Cheniere Energy Partners LP 4.00% 2031	75	64
	Cheniere Energy Partners LP 3.25% 2032[2]	56	44
	Cheniere Energy, Inc. 4.625% 2028	40	36
	Chesapeake Energy Corp. 4.875% 2022[5]	915	18
	Chesapeake Energy Corp. 5.50% 2026[2]	40	38
	Chesapeake Energy Corp. 5.875% 2029[2]	55	52
	Chesapeake Energy Corp. 6.75% 2029[2]	30	29
	China Construction Bank Corp. (Hong Kong Branch) 1.00% 2023	6,000	5,858
	Cigna Corp. 2.375% 2031	375	317
	Citigroup, Inc. 0.981% 2025 (USD-SOFR + 0.669% on 5/1/2024)[1]	808	758
	Citigroup, Inc. 2.014% 2026 (USD-SOFR + 0.694% on 1/25/2025)[1]	421	395
	Citigroup, Inc. 3.106% 2026 (USD-SOFR + 2.842% on 3/8/2026)[1]	4,500	4,325
	Clarivate Science Holdings Corp. 3.875% 2028[2]	65	54
	CMS Energy Corp. 3.875% 2024	100	100
	CMS Energy Corp. 3.00% 2026	1,200	1,151
	CNX Resources Corp. 7.25% 2027[2]	175	172
	CNX Resources Corp. 6.00% 2029[2]	115	108
	Coinbase Global, Inc. 3.375% 2028[2]	100	63
	Coinbase Global, Inc. 3.625% 2031[2]	85	48
	Colombia (Republic of) 3.875% 2027	350	310
	Commonwealth Bank of Australia 2.688% 2031[2]	4,650	3,789
	Compass Diversified Holdings 5.25% 2029[2]	232	192
	Compass Diversified Holdings 5.00% 2032[2]	65	50
	Comstock Resources, Inc. 6.75% 2029[2]	110	99
	Comstock Resources, Inc. 5.875% 2030[2]	65	56
	Constellation Oil Services Holding SA 4.00% PIK or 3.00% Cash 2026[8]	1,084	905
	Constellium SE 3.75% 2029[2]	125	99
	Consumers Energy Co. 3.375% 2023	345	346
	Corebridge Financial, Inc. 3.90% 2032[2]	748	672
	CoreLogic, Inc. 4.50% 2028[2]	239	184

American Funds Insurance Series	189

Capital World Bond Fund  (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)	CoreLogic, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 8.188% 2029[6,7]	USD65	$ 48
	Corporate Office Properties LP 2.75% 2031	1,212	981
	Covanta Holding Corp. 5.00% 2030	10	8
	Covert Mergeco, Inc. 4.875% 2029[2]	25	20
	CQP Holdco LP / BIP-V Chinook Holdco, LLC 5.50% 2031[2]	400	342
	Crédit Agricole SA 4.375% 2025[2]	1,100	1,083
	Crédit Agricole SA 1.907% 2026 (USD-SOFR + 1.676% on 6/16/2025)[1,2]	2,675	2,464
	Credit Suisse Group AG 2.95% 2025	875	839
	Credit Suisse Group AG 3.091% 2032 (USD-SOFR + 1.73% on 5/14/2031)[1,2]	1,000	797
	Crestwood Midstream Partners LP 6.00% 2029[2]	85	74
	Crown Castle International Corp. 2.50% 2031	767	628
	CSX Corp. 3.80% 2050	75	63
	CVR Partners LP 6.125% 2028[2]	100	90
	Daimler Trucks Finance North America, LLC 3.65% 2027[2]	725	695
	Dana, Inc. 4.25% 2030	20	16
	Danske Bank AS 3.875% 2023[2]	1,675	1,669
	Darling Ingredients, Inc. 6.00% 2030[2]	80	80
	Dave & Buster’s, Inc. 7.625% 2025[2]	35	35
	DaVita, Inc. 4.625% 2030[2]	65	51
	Deluxe Corp. 8.00% 2029[2]	20	16
	Deutsche Bank AG 2.129% 2026 (USD-SOFR + 1.87% on 11/24/2025)[1]	850	756
	Deutsche Telekom International Finance BV 9.25% 2032	930	1,237
	Development Bank of Mongolia, LLC 7.25% 2023	1,980	1,916
	Diamond Foreign Asset Co. / Diamond Finance, LLC 9.00% Cash 2027[2,7,8]	25	25
	Diamond Foreign Asset Co. / Diamond Finance, LLC 9.00% Cash 2027[7,8]	22	22
	Diamond Sports Group, LLC 6.625% 2027[2]	310	39
	Diebold Nixdorf AG, Term Loan B, (3-month USD-LIBOR + 2.75%) 4.00% 2023[6,7]	106	90
	Diebold Nixdorf, Inc. 9.375% 2025[2]	300	210
	Digital Currency Group, Inc., Term Loan, (3-month USD-LIBOR + 7.00%) 8.00% 2026[6,7,9,10]	19	17
	Digital Currency Group, Inc., Term Loan, 8.75% 2026[6,9,10]	26	22
	DIRECTV Financing, LLC, Term Loan, (3-month USD-LIBOR + 5.00%) 6.666% 2027[6,7]	107	99
	DIRECTV Holdings, LLC and DIRECTV Financing Co., Inc. 5.875% 2027[2]	165	141
	Discovery Communications, Inc. 3.625% 2030	468	417
	DISH DBS Corp. 5.25% 2026[2]	15	12
	Dominican Republic 5.50% 2025[2]	1,375	1,368
	Dominican Republic 8.625% 2027[2]	225	234
	Dominican Republic 5.50% 2029[2]	350	306
	Dominican Republic 6.40% 2049[2]	813	609
	Duke Energy Corp. 3.75% 2024	550	550
	Duke Energy Progress, LLC 2.00% 2031	2,360	1,957
	Dun & Bradstreet Corp. 5.00% 2029[2]	42	36
	Edison International 5.75% 2027	370	376
	Edison International 4.125% 2028	2,390	2,231
	Edison International 5.00% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.901% on 3/15/2027)[1]	100	80
	Electricité de France SA 4.875% 2038[2]	795	705
	Empresas Publicas de Medellin ESP 4.25% 2029[2]	1,030	806
	Enbridge, Inc. 4.00% 2023	600	603
	Endo Luxembourg Finance Co. I SARL / Endo U.S., Inc. 6.125% 2029[2]	205	155
	Enel Finance International SA 1.375% 2026[2]	1,248	1,097
	Enel Finance International SA 1.875% 2028[2]	1,227	1,030
	Energy Transfer Operating LP 5.00% 2050	2,018	1,720
	Entegris Escrow Corp. 4.75% 2029[2]	45	42
	Entergy Corp. 0.90% 2025	750	676
	EQM Midstream Partners, LP 6.50% 2027[2]	170	158
	EQM Midstream Partners, LP 7.50% 2027[2]	26	25
	EQM Midstream Partners, LP 7.50% 2030[2]	50	48
	EQM Midstream Partners, LP 6.50% 2048	40	31
	EQT Corp. 7.50% 2030[1]	40	43
	Equinix, Inc. 1.80% 2027	1,145	995
	Equinix, Inc. 2.15% 2030	9,390	7,605

190	American Funds Insurance Series

Capital World Bond Fund  (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)	Ethiopia (Federal Democratic Republic of) 6.625% 2024	USD5,750	$3,291
	Export-Import Bank of India 3.25% 2030	3,489	3,038
	Fair Isaac Corp. 4.00% 2028[2]	140	124
	Fannie Mae, Series 2012-M17, Class A2, Multi Family, 2.184% 2022[4]	523	522
	Fannie Mae Pool #MA2754 3.00% 2026[4]	75	74
	Fannie Mae Pool #AP7888 3.50% 2042[4]	367	360
	Fannie Mae Pool #AQ0770 3.50% 2042[4]	136	133
	Fannie Mae Pool #AO4151 3.50% 2042[4]	120	118
	Fertitta Entertainment, Inc. 4.625% 2029[2]	25	21
	Fertitta Entertainment, Inc. 6.75% 2030[2]	25	19
	First Quantum Minerals, Ltd. 6.875% 2026[2]	325	300
	First Quantum Minerals, Ltd. 6.875% 2027[2]	240	215
	First Student Bidco, Inc. / First Transit Parent, Inc. 4.00% 2029[2]	85	68
	FirstEnergy Corp., Series B, 4.40% 2027[1]	1,800	1,701
	FirstEnergy Transmission, LLC 2.866% 2028[2]	2,325	1,969
	Florida Power & Light Company 2.875% 2051	1,465	1,093
	FMG Resources 4.375% 2031[2]	175	143
	Ford Motor Co. 3.25% 2032	20	15
	Ford Motor Credit Company, LLC 3.81% 2024	290	282
	Ford Motor Credit Company, LLC 2.90% 2028	200	161
	Ford Motor Credit Company, LLC 4.00% 2030	125	102
	Freddie Mac Pool #ZS8588 3.00% 2030[4]	53	53
	Fresnillo PLC 4.25% 2050[2]	973	716
	Front Range BidCo, Inc. 6.125% 2028[2]	160	116
	Frontier Communications Corp. 5.875% 2027[2]	100	90
	Frontier Communications Corp. 5.00% 2028[2]	65	55
	Frontier Communications Holdings, LLC 5.875% 2029	250	193
	FS Energy and Power Fund 7.50% 2023[2]	170	171
	FXI Holdings, Inc. 7.875% 2024[2]	140	122
	FXI Holdings, Inc. 12.25% 2026[2]	497	443
	General Motors Financial Co. 1.05% 2024	725	688
	Genesis Energy, LP 8.00% 2027	150	133
	GeoPark, Ltd. 6.50% 2024	533	541
	Georgia (Republic of) 2.75% 2026[2]	400	332
	Global Payments, Inc. 2.90% 2030	395	334
	Gol Finance SA 8.00% 2026[2]	70	47
	Goldman Sachs Group, Inc. 2.905% 2023 (3-month USD-LIBOR + 0.99% on 7/24/2022)[1]	1,200	1,200
	Goldman Sachs Group, Inc. 1.542% 2027 (USD-SOFR + 0.818% on 9/10/2026)[1]	1,080	949
	Goldman Sachs Group, Inc. 2.383% 2032 (USD-SOFR + 1.248% on 7/21/2031)[1]	726	588
	Goldman Sachs Group, Inc. 2.615% 2032 (USD-SOFR + 1.281% on 4/22/2031)[1]	2,510	2,086
	Government National Mortgage Assn. 3.50% 2052[4,11]	7,440	7,221
	GPC Merger Sub, Inc. 7.125% 2028[2]	55	44
	Gray Escrow II, Inc. 5.375% 2031[2]	30	24
	Group 1 Automotive, Inc. 4.00% 2028[2]	145	121
	Groupe BPCE SA 5.15% 2024[2]	1,800	1,801
	Grupo Energia Bogota SA ESP 4.875% 2030[2]	660	579
	Hanesbrands, Inc. 4.875% 2026[2]	100	93
	Harsco Corp. 5.75% 2027[2]	200	160
	Harvest Midstream I, LP 7.50% 2028[2]	25	24
	HCA, Inc. 5.625% 2028	120	118
	Hess Midstream Operations LP 5.50% 2030[2]	30	27
	Hexion, Inc., Term Loan, (3-month USD CME Term SOFR + 4.50%) 5.924% 2029[6,7]	40	36
	Hightower Holding, LLC 6.75% 2029[2]	235	177
	Hilcorp Energy I, LP 6.00% 2030[2]	16	14
	Hilcorp Energy I, LP 6.00% 2031[2]	125	108
	Hilcorp Energy I, LP 6.25% 2032[2]	15	13
	Hilton Worldwide Holdings, Inc. 4.875% 2030	25	23
	Hilton Worldwide Holdings, Inc. 4.00% 2031[2]	55	46
	Holly Energy Partners LP / Holly Energy Finance Corp. 6.375% 2027[2]	10	9
	Holly Energy Partners LP / Holly Energy Finance Corp. 5.00% 2028[2]	12	10
	Honduras (Republic of) 6.25% 2027	2,083	1,638

American Funds Insurance Series	191

Capital World Bond Fund  (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)	Honduras (Republic of) 5.625% 2030	USD958	$ 650
	Howard Hughes Corp. 5.375% 2028[2]	315	264
	Howard Hughes Corp. 4.125% 2029[2]	195	151
	Howard Hughes Corp. 4.375% 2031[2]	120	89
	Howard Midstream Energy Partners, LLC 6.75% 2027[2]	60	52
	HSBC Holdings PLC 3.033% 2023 (3-month USD-LIBOR + 0.923% on 11/12/2022)[1]	430	428
	HSBC Holdings PLC 2.633% 2025 (3-month USD-LIBOR + 1.14% on 11/7/2024)[1]	305	291
	HSBC Holdings PLC 4.292% 2026 (3-month USD-LIBOR + 1.348% on 9/12/2025)[1]	4,172	4,082
	HSBC Holdings PLC 2.357% 2031 (USD-SOFR + 1.947% on 8/18/2030)[1]	1,032	837
	Huarong Finance 2019 Co., Ltd. (3-month USD-LIBOR + 1.125%) 2.631% 2023[7]	3,326	3,251
	Huarong Finance 2019 Co., Ltd. (3-month USD-LIBOR + 1.25%) 2.756% 2025[7]	363	341
	Huarong Finance II Co., Ltd. 5.00% 2025	1,007	953
	Huarong Finance II Co., Ltd. 5.50% 2025	880	855
	HUB International, Ltd. 7.00% 2026[2]	230	217
	Hungary (Republic of) 2.125% 2031[2]	2,910	2,256
	Hungary (Republic of) 3.125% 2051[2]	1,255	832
	Hyundai Capital America 3.25% 2022[2]	250	250
	Hyundai Capital America 0.875% 2024[2]	1,200	1,123
	Hyundai Capital America 1.50% 2026[2]	2,375	2,105
	Hyundai Capital America 1.65% 2026[2]	1,800	1,589
	Hyundai Capital America 2.00% 2028[2]	600	505
	Hyundai Capital Services, Inc. 3.75% 2023[2]	2,450	2,448
	Imperial Tobacco Finance PLC 3.50% 2023[2]	2,000	1,989
	Ingles Markets, Inc. 4.00% 2031[2]	140	121
	Intercontinental Exchange, Inc. 4.00% 2027	1,810	1,783
	Intesa Sanpaolo SpA 5.017% 2024[2]	3,270	3,123
	Iraq (Republic of) 6.752% 2023[2]	545	533
	Iron Mountain Information Management Services, Inc. 5.00% 2032[2]	55	45
	Iron Mountain, Inc. 5.25% 2030[2]	155	135
	Israel (State of) 3.375% 2050	1,470	1,192
	Israel (State of) 3.875% 2050	795	701
	Jacobs Entertainment, Inc. 6.75% 2029[2]	25	21
	JPMorgan Chase & Co. 1.045% 2026 (USD-SOFR + 0.80% on 11/19/2025)[1]	6,710	5,975
	JPMorgan Chase & Co. 2.963% 2033 (USD-SOFR + 1.26% on 1/25/2032)[1]	125	107
	Kantar Group, LLC, Term Loan B2, (3-month USD-LIBOR + 4.50%) 6.75% 2026[6,7]	64	60
	KB Home 6.875% 2027	50	48
	Keb Hana Bank 3.25% 2027[2]	1,370	1,318
	Kennedy-Wilson Holdings, Inc. 4.75% 2029	110	89
	Kennedy-Wilson Holdings, Inc. 4.75% 2030	85	67
	Kennedy-Wilson Holdings, Inc. 5.00% 2031	10	8
	Kimberly-Clark Corp. 3.10% 2030	110	103
	Kinder Morgan, Inc. 3.60% 2051	1,500	1,108
	Kinetik Holdings LP 5.875% 2030[2]	60	57
	Kronos Acquisition Holdings, Inc. 5.00% 2026[2]	85	73
	Kronos Acquisition Holdings, Inc. 7.00% 2027[2]	140	105
	Labl Escrow Issuer, LLC 10.50% 2027[2]	45	39
	Labl, Inc. 8.25% 2029[2]	170	129
	Lamb Weston Holdings, Inc. 4.875% 2028[2]	65	61
	Lamb Weston Holdings, Inc. 4.125% 2030[2]	110	96
	Lamb Weston Holdings, Inc. 4.375% 2032[2]	15	13
	Las Vegas Sands Corp. 3.20% 2024	25	24
	LCM Investments Holdings II, LLC 4.875% 2029[2]	39	30
	Ligado Networks, LLC 15.50% PIK 2023[2,8]	245	134
	Lima Metro Line 2 Finance, Ltd. 5.875% 2034	472	467
	Lima Metro Line 2 Finance, Ltd. 5.875% 2034[2]	289	285
	Limited Brands, Inc. 6.625% 2030[2]	70	61
	Limited Brands, Inc. 6.875% 2035	40	33
	Lindblad Expeditions, LLC 6.75% 2027[2]	5	4
	Lloyds Banking Group PLC 1.627% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[1]	7,000	6,230
	LPL Holdings, Inc. 4.625% 2027[2]	220	206
	LPL Holdings, Inc. 4.375% 2031[2]	85	73

192	American Funds Insurance Series

Capital World Bond Fund  (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)	LSB Industries, Inc. 6.25% 2028[2]	USD95	$ 84
	LSC Communications, Inc. 8.75% 2023[2,5,9,10]	430	4
	LSF9 Atlantis Holdings, LLC / Victra Finance Corp. 7.75% 2026[2]	60	51
	Magallanes, Inc. 4.279% 2032[2]	917	820
	Magallanes, Inc. 5.05% 2042[2]	1,928	1,643
	Mallinckrodt PLC 10.00% 2025[2]	720	695
	Masco Corp. 1.50% 2028	791	664
	Mastercard, Inc. 2.00% 2031	600	506
	Meituan Dianping 2.125% 2025	1,730	1,560
	Meituan Dianping 3.05% 2030[2]	3,095	2,306
	Mercer International, Inc. 5.125% 2029	105	90
	Methanex Corp. 5.125% 2027	55	49
	Mexico City Airport Trust 5.50% 2047	432	298
	Midas OpCo Holdings, LLC 5.625% 2029[2]	120	97
	Mineral Resources, Ltd. 8.00% 2027[2]	40	39
	Mineral Resources, Ltd. 8.50% 2030[2]	25	25
	MISC Capital Two (Labuan), Ltd. 3.75% 2027[2]	3,236	3,043
	Mohegan Gaming & Entertainment 8.00% 2026[2]	135	115
	Molina Healthcare, Inc. 3.875% 2030[2]	75	64
	MoneyGram International, Inc. 5.375% 2026[2]	50	48
	Morgan Stanley 1.593% 2027 (USD-SOFR + 0.879% on 5/4/2026)[1]	2,164	1,925
	Morgan Stanley 1.928% 2032 (USD-SOFR + 1.02% on 4/28/2031)[1]	1,396	1,108
	Mozart Debt Merger Sub, Inc. 5.25% 2029[2]	155	128
	MPLX LP 2.65% 2030	837	699
	MPLX LP 5.50% 2049	1,900	1,767
	MSCI, Inc. 3.625% 2031[2]	150	124
	MSCI, Inc. 3.875% 2031[2]	215	184
	Murphy Oil USA, Inc. 4.75% 2029	48	43
	Nabors Industries, Inc. 7.375% 2027[2]	55	52
	National Financial Partners Corp. 6.875% 2028[2]	145	120
	Nationstar Mortgage Holdings, Inc. 5.125% 2030[2]	135	101
	Navient Corp. 5.00% 2027	45	37
	Navient Corp. 4.875% 2028	145	114
	NCL Corp., Ltd. 5.875% 2027[2]	80	69
	NCR Corp. 5.00% 2028[2]	50	42
	NCR Corp. 5.125% 2029[2]	175	148
	Neiman Marcus Group, LLC 7.125% 2026[2]	190	176
	Nestlé Holdings, Inc. 1.50% 2028[2]	4,330	3,797
	Netflix, Inc. 4.875% 2028	45	42
	Netflix, Inc. 4.875% 2030[2]	225	206
	New Fortress Energy, Inc. 6.75% 2025[2]	50	47
	New Fortress Energy, Inc. 6.50% 2026[2]	460	417
	New York Life Global Funding 1.20% 2030[2]	2,725	2,151
	Newcrest Finance Pty, Ltd. 3.25% 2030[2]	909	804
	Newell Brands, Inc. 5.625% 2036[1]	80	69
	Newell Rubbermaid, Inc. 4.70% 2026	80	76
	News Corp. 5.125% 2032[2]	25	22
	Nexstar Broadcasting, Inc. 4.75% 2028[2]	95	82
	Nexstar Escrow Corp. 5.625% 2027[2]	115	105
	NGL Energy Operating, LLC 7.50% 2026[2]	200	181
	NGL Energy Partners LP 7.50% 2023	200	181
	Niagara Mohawk Power Corp. 3.508% 2024[2]	180	177
	Nielsen Finance, LLC and Nielsen Finance Co. 5.625% 2028[2]	180	168
	Nielsen Finance, LLC and Nielsen Finance Co. 4.75% 2031[2]	50	45
	Northern Oil and Gas, Inc. 8.125% 2028[2]	190	179
	NorthRiver Midstream Finance LP 5.625% 2026[2]	105	95
	Nova Chemicals Corp. 5.25% 2027[2]	20	17
	Novelis Corp. 3.25% 2026[2]	15	13
	Novelis Corp. 4.75% 2030[2]	115	96
	Novelis Corp. 3.875% 2031[2]	20	15
	NuStar Logistics, LP 5.625% 2027	80	72
	Oasis Midstream Partners LP / OMP Finance Corp. 8.00% 2029[2]	100	93

American Funds Insurance Series	193

Capital World Bond Fund  (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)	Oasis Petroleum, Inc. 6.375% 2026[2]	USD35	$ 32
	Occidental Petroleum Corp. 5.875% 2025	200	200
	Occidental Petroleum Corp. 6.375% 2028	194	197
	Occidental Petroleum Corp. 6.125% 2031	35	36
	State of Ohio, Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2020-A, 3.216% 2048	1,410	1,103
	Oleoducto Central SA 4.00% 2027[2]	2,535	2,119
	Oleoducto Central SA 4.00% 2027	630	527
	ONEOK, Inc. 5.20% 2048	858	763
	Open Text Corp. 3.875% 2028[2]	25	22
	Option Care Health, Inc. 4.375% 2029[2]	25	21
	Oracle Corp. 2.65% 2026	2,327	2,149
	Oracle Corp. 3.25% 2027	1,880	1,736
	Oracle Corp. 3.60% 2050	980	683
	Oracle Corp. 3.95% 2051	22	16
	Orange SA 9.00% 2031[1]	2,434	3,144
	Owens & Minor, Inc. 6.625% 2030[2]	20	18
	Oxford Finance, LLC / Oxford Finance Co-Issuer II, Inc. 6.375% 2027[2]	30	29
	Pacific Gas and Electric Co. 2.10% 2027	9,935	8,337
	Pacific Gas and Electric Co. 4.65% 2028	542	503
	Pacific Gas and Electric Co. 3.30% 2040	6,850	4,733
	Pacific Gas and Electric Co. 3.50% 2050	931	624
	Pakistan (Islamic Republic of) 5.625% 2022	6,900	6,486
	Panama (Republic of) 3.75% 2026[2]	465	452
	Panther BF Aggregator 2, LP 6.25% 2026[2]	44	42
	Panther BF Aggregator 2, LP 8.50% 2027[2]	85	82
	Park Intermediate Holdings, LLC 4.875% 2029[2]	65	56
	Parkland Corp. 4.625% 2030[2]	40	33
	Party City Holdings, Inc. 8.75% 2026[2]	5	3
	Peru (Republic of) 2.392% 2026	500	465
	Petróleos Mexicanos 4.625% 2023	1,200	1,176
	Petróleos Mexicanos 6.875% 2025	660	619
	Petróleos Mexicanos 6.875% 2026	1,480	1,336
	Petróleos Mexicanos 6.50% 2027	1,493	1,299
	Petróleos Mexicanos 6.84% 2030	681	538
	Petróleos Mexicanos 5.95% 2031	2,361	1,734
	Petróleos Mexicanos 6.70% 2032	779	596
	Petróleos Mexicanos 6.75% 2047	122	76
	Petróleos Mexicanos 7.69% 2050	55	37
	Petróleos Mexicanos 6.95% 2060	201	124
	PG&E Corp. 5.00% 2028	15	13
	PG&E Corp. 5.25% 2030	125	103
	PGT Innovations, Inc. 4.375% 2029[2]	5	4
	Philip Morris International, Inc. 2.10% 2030	634	520
	Pilgrim’s Pride Corp. 5.875% 2027[2]	25	24
	Post Holdings, Inc. 5.625% 2028[2]	25	24
	Post Holdings, Inc. 4.625% 2030[2]	444	375
	Power Financial Corp., Ltd. 3.35% 2031	1,870	1,554
	Procter & Gamble Company 3.00% 2030	338	319
	PT Indonesia Asahan Aluminium Tbk 5.71% 2023	960	974
	PT Indonesia Asahan Aluminium Tbk 5.45% 2030[2]	500	470
	Qatar Petroleum 3.125% 2041[2]	2,895	2,278
	Radiology Partners, Inc. 9.25% 2028[2]	190	143
	Range Resources Corp. 8.25% 2029	50	51
	Range Resources Corp. 4.75% 2030[2]	65	58
	Raptor Acquisition Corp. 4.875% 2026[2]	180	158
	Real Hero Merger Sub 2, Inc. 6.25% 2029[2]	25	19
	Realogy Corp. 5.75% 2029[2]	135	103
	Realogy Corp. 5.25% 2030[2]	130	97
	Reynolds American, Inc. 4.45% 2025	2,115	2,105
	RLJ Lodging Trust, LP 4.00% 2029[2]	25	21
	Rockcliff Energy II, LLC 5.50% 2029[2]	25	23

194	American Funds Insurance Series

Capital World Bond Fund  (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)	Roller Bearing Company of America, Inc. 4.375% 2029[2]	USD20	$ 17
	Royal Caribbean Cruises, Ltd. 11.50% 2025[2]	57	59
	Royal Caribbean Cruises, Ltd. 5.375% 2027[2]	40	29
	RP Escrow Issuer, LLC 5.25% 2025[2]	95	82
	Russian Federation 4.25% 2027[5]	1,400	385
	Ryan Specialty Group, LLC 4.375% 2030[2]	45	39
	Sally Holdings, LLC and Sally Capital, Inc. 5.625% 2025	33	31
	Santander Holdings USA, Inc. 3.244% 2026	3,750	3,520
	Scentre Group 3.50% 2025[2]	210	204
	Scentre Group 3.75% 2027[2]	110	106
	Scientific Games Corp. 7.00% 2028[2]	40	38
	Scientific Games Corp. 7.25% 2029[2]	75	70
	Scientific Games Holdings LP 6.625% 2030[2]	46	39
	SCIH Salt Holdings, Inc. 4.875% 2028[2]	115	96
	Scotts Miracle-Gro Co. 4.50% 2029	90	74
	Scotts Miracle-Gro Co. 4.375% 2032	55	42
	Sealed Air Corp. 5.00% 2029[2]	40	37
	ServiceNow, Inc. 1.40% 2030	1,830	1,434
	Silgan Holdings, Inc. 4.125% 2028	80	72
	Simmons Foods, Inc. 4.625% 2029[2]	160	136
	Singapore Airlines, Ltd. 3.375% 2029	3,710	3,379
	Sirius XM Radio, Inc. 4.00% 2028[2]	120	104
	Sirius XM Radio, Inc. 3.875% 2031[2]	90	72
	SkyMiles IP, Ltd. 4.75% 2028[2]	25	24
	SM Energy Co. 6.50% 2028	45	41
	Sonic Automotive, Inc. 4.625% 2029[2]	85	66
	Sonic Automotive, Inc. 4.875% 2031[2]	20	15
	Southern California Edison Co. 2.85% 2029	200	177
	Southwestern Energy Co. 5.95% 2025[1]	110	109
	Southwestern Energy Co. 7.75% 2027	20	20
	Southwestern Energy Co. 8.375% 2028	30	32
	Southwestern Energy Co. 5.375% 2030	135	124
	Southwestern Energy Co. 4.75% 2032	25	21
	Sprint Corp. 7.625% 2026	130	137
	Square, Inc. 3.50% 2031[2]	30	24
	Sri Lanka (Democratic Socialist Republic of) 5.75% 2023[5]	2,890	938
	Stellantis Finance US, Inc. 1.711% 2027[2]	1,900	1,654
	Stellantis Finance US, Inc. 2.691% 2031[2]	225	178
	Stericycle, Inc. 3.875% 2029[2]	180	147
	Studio City Finance, Ltd. 6.00% 2025[2]	200	127
	Summit Midstream Holdings / Summit Midstream Finance Corp. 8.50% 2026[2]	55	50
	Sunoco LP 4.50% 2029	90	74
	Sunoco LP 4.50% 2030[2]	35	28
	Surgery Center Holdings 10.00% 2027[2]	175	170
	SVB Financial Group 4.70% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.064% on 11/15/2031)[1]	12	9
	Swiss Re Finance (Luxembourg) SA 5.00% 2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029)[1,2]	800	759
	Talen Energy Corp. 7.25% 2027[2,5]	205	202
	Teekay Offshore Partners LP 8.50% 2023[2,9,10]	555	505
	Tencent Holdings, Ltd. 3.24% 2050[2]	3,450	2,385
	Tenet Healthcare Corp. 4.875% 2026[2]	280	259
	Tenet Healthcare Corp. 6.125% 2028[2]	25	21
	Tenet Healthcare Corp. 6.125% 2030[2]	15	14
	Teva Pharmaceutical Finance Co. BV 6.00% 2024	4,600	4,542
	Teva Pharmaceutical Finance Co. BV 7.125% 2025	3,710	3,626
	State of Texas, Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 2052	1,780	1,430
	T-Mobile US, Inc. 2.40% 2029	1,079	933
	Toronto-Dominion Bank 1.25% 2026	2,836	2,520
	Toyota Motor Credit Corp. 3.375% 2030	453	427

American Funds Insurance Series	195

Capital World Bond Fund  (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)	TransDigm, Inc. 6.25% 2026[2]	USD65	$ 63
	TransDigm, Inc. 5.50% 2027	35	30
	Transocean Guardian, Ltd. 5.875% 2024[2]	29	27
	Transocean Poseidon, Ltd. 6.875% 2027[2]	122	107
	Treehouse Park Improvement Association No.1 - Anleihen 9.75% 2033[2,9,10]	100	89
	Triumph Group, Inc. 6.25% 2024[2]	35	31
	Turkey (Republic of) 6.25% 2022	1,880	1,878
	Turkey (Republic of) 6.35% 2024	2,220	2,058
	Twitter, Inc. 5.00% 2030[2]	35	33
	U.S. Treasury 0.125% 2022	12,340	12,262
	U.S. Treasury 0.125% 2023	12,320	12,148
	U.S. Treasury 2.625% 2023	6,900	6,898
	U.S. Treasury 1.875% 2024	4,515	4,409
	U.S. Treasury 2.50% 2024	8,430	8,356
	U.S. Treasury 0.25% 2025	30,740	28,155
	U.S. Treasury 2.875% 2025	5,400	5,368
	U.S. Treasury 2.875% 2025	1,969	1,962
	U.S. Treasury 0.375% 2026	28,740	26,131
	U.S. Treasury 0.50% 2026	7,453	6,794
	U.S. Treasury 0.75% 2026	4,361	3,970
	U.S. Treasury 0.875% 2026	11,098	10,135
	U.S. Treasury 1.125% 2026	1,698	1,565
	U.S. Treasury 2.50% 2027	2,260	2,205
	U.S. Treasury 2.625% 2027[12]	52,903	51,897
	U.S. Treasury 1.625% 2029	10,760	9,792
	U.S. Treasury 1.375% 2031[12]	15,793	13,683
	U.S. Treasury 1.125% 2040	9,170	6,363
	U.S. Treasury 1.75% 2041	6,050	4,584
	U.S. Treasury 1.875% 2041[12]	18,740	14,646
	U.S. Treasury 2.375% 2042	2,872	2,425
	U.S. Treasury 3.00% 2048	5,045	4,751
	U.S. Treasury 2.00% 2051[12]	13,505	10,394
	U.S. Treasury 2.25% 2052[12]	34,362	28,155
	U.S. Treasury Inflation-Protected Security 0.125% 2022[3]	10,733	10,774
	U.S. Treasury Inflation-Protected Security 0.125% 2024[3,12]	62,331	62,967
	U.S. Treasury Inflation-Protected Security 0.50% 2024[3]	13,220	13,411
	U.S. Treasury Inflation-Protected Security 0.625% 2024[3]	14,907	15,154
	U.S. Treasury Inflation-Protected Security 0.125% 2051[3]	4,152	3,173
	UBS Group AG 1.008% 2024, (5-year UST Yield Curve Rate T Note Constant Maturity + 0.83% on 7/30/2023)[1,2]	1,950	1,889
	UKG, Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 4.212% 2026[6,7]	60	56
	UKG, Inc., Term Loan, (3-month USD-LIBOR + 5.25%) 6.212% 2027[6,7]	75	70
	Ukraine 7.75% 2022[9]	6,210	3,105
	Ukraine 7.75% 2024	1,570	406
	Ukraine 6.876% 2029	1,269	314
	Uniform Mortgage-Backed Security 2.50% 2052[4,11]	13,030	11,708
	Uniform Mortgage-Backed Security 3.00% 2052[4,11]	9,500	8,841
	Uniform Mortgage-Backed Security 3.00% 2052[4,11]	790	736
	Uniform Mortgage-Backed Security 3.50% 2052[4,11]	7,450	7,159
	Uniform Mortgage-Backed Security 4.00% 2052[4,11]	7,105	6,997
	Uniform Mortgage-Backed Security 4.50% 2052[4,11]	8,900	8,917
	Uniform Mortgage-Backed Security 4.50% 2052[4,11]	1,560	1,560
	Uniform Mortgage-Backed Security 5.00% 2052[4,11]	5,100	5,193
	Uniform Mortgage-Backed Security 5.00% 2052[4,11]	500	508
	United Rentals, Inc. 4.875% 2028	30	28
	Univision Communications, Inc. 4.50% 2029[2]	235	197
	Univision Communications, Inc. 7.375% 2030[2]	25	24
	US Foods, Inc. 4.625% 2030[2]	35	30
	Valvoline, Inc. 3.625% 2031[2]	85	68
	Venator Materials Corp. 5.75% 2025[2]	140	112
	Venator Materials Corp. 9.50% 2025[2]	185	186
	Venture Global Calcasieu Pass, LLC 3.875% 2029[2]	100	88

196	American Funds Insurance Series

Capital World Bond Fund  (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)	Venture Global Calcasieu Pass, LLC 4.125% 2031[2]	USD125	$107
	Venture Global Calcasieu Pass, LLC 3.875% 2033[2]	65	54
	Verizon Communications, Inc. 3.15% 2030	575	523
	Verizon Communications, Inc. 2.55% 2031	2,100	1,797
	VICI Properties LP 4.375% 2025	1,563	1,529
	VICI Properties LP 4.625% 2029[2]	15	13
	VICI Properties LP / VICI Note Co., Inc. 3.75% 2027[2]	100	88
	VICI Properties LP / VICI Note Co., Inc. 4.125% 2030[2]	375	324
	Volkswagen Group of America Finance, LLC 4.625% 2025[2]	1,070	1,070
	VZ Secured Financing BV 5.00% 2032[2]	200	166
	W. R. Grace Holdings, LLC 5.625% 2029[2]	20	15
	Warner Music Group 3.75% 2029[2]	150	126
	Warrior Met Coal, Inc. 7.875% 2028[2]	185	177
	WASH Multifamily Acquisition, Inc. 5.75% 2026[2]	195	184
	WEA Finance, LLC 3.75% 2024[2]	535	517
	Weatherford International, Ltd. 11.00% 2024[2]	12	12
	Weatherford International, Ltd. 6.50% 2028[2]	65	58
	Weatherford International, Ltd. 8.625% 2030[2]	60	50
	Wells Fargo & Company 3.526% 2028 (USD-SOFR + 1.51% on 3/24/2027)[1]	5,788	5,487
	WESCO Distribution, Inc. 7.125% 2025[2]	180	180
	WESCO Distribution, Inc. 7.25% 2028[2]	195	193
	Western Global Airlines, LLC 10.375% 2025[2]	15	14
	Western Midstream Operating, LP 3.60% 2025 (3.35% on 8/1/2022)[1]	85	78
	Western Midstream Operating, LP 4.75% 2028	65	59
	Westpac Banking Corp. 2.894% 2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[1]	2,900	2,751
	WeWork Companies, LLC 5.00% 2025[2]	50	32
	Williams Companies, Inc. 3.50% 2030	763	688
	Williams Companies, Inc. 2.60% 2031	130	109
	Wyndham Destinations, Inc. 6.625% 2026[2]	65	62
	Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[2]	38	37
	Xcel Energy, Inc. 3.35% 2026	2,581	2,495
	Yahoo Holdings, Inc., Term Loan B, (1-month USD-LIBOR + 5.50%) 7.166% 2027[6,7]	150	142
	Ziggo Bond Co. BV 5.125% 2030[2]	200	157
	Ziggo Bond Finance BV 4.875% 2030[2]	300	255
	ZipRecruiter, Inc. 5.00% 2030[2]	25	21

			794,211

	Total bonds, notes & other debt instruments (cost: $1,783,653,000)		1,518,719

Preferred securities 0.00%		Shares
U.S. dollars 0.00%	ACR III LSC Holdings, LLC, Series B, preferred shares[2,9,10,13]	48	15

	Total preferred securities (cost: $49,000)		15

Common stocks 0.02%
U.S. dollars 0.02%	Diamond Offshore Drilling, Inc.[13]	36,338	214
	Diamond Offshore Drilling, Inc.[2,13]	12,700	75
	Bighorn Permian Resources, LLC[9,10,13]	531	3
	Constellation Oil Services Holding SA, Class B-1[9,10,13]	1,214,969	–	[14]
	Total common stocks (cost: $727,000)		292

American Funds Insurance Series	197

Capital World Bond Fund  (continued)

Short-term securities 6.33%	Shares	Value (000)

Money market investments 6.33%
Capital Group Central Cash Fund 1.38%[15,16]	1,001,946	$ 100,175

Total short-term securities (cost: $100,186,000)		100,175

Total investment securities 102.37% (cost: $1,884,615,000)		1,619,201
Other assets less liabilities (2.37)%		(37,485)

Net assets 100.00%		$ 1,581,716

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 6/30/2022 (000)
90 Day Eurodollar Futures	Long	47	December 2022	USD11,316	$(334)
2 Year U.S. Treasury Note Futures	Short	190	September 2022	(39,903)	46
5 Year Euro-Bobl Futures	Long	192	September 2022	24,988	(262)
5 Year U.S. Treasury Note Futures	Long	798	September 2022	89,575	(398)
10 Year Euro-Bund Futures	Long	183	September 2022	28,532	508
10 Year Italy Government Bond Futures	Short	178	September 2022	(22,966)	31
10 Year Japanese Government Bond Futures	Long	6	September 2022	6,572	36
10 Year Ultra U.S. Treasury Note Futures	Short	59	September 2022	(7,515)	108
10 Year U.S. Treasury Note Futures	Short	194	September 2022	(22,995)	94
10 Year UK Gilt Futures	Long	48	September 2022	6,660	110
20 Year U.S. Treasury Bond Futures	Long	172	September 2022	23,843	(319)
30 Year Euro-Buxl Futures	Long	69	September 2022	11,827	(852)
30 Year Ultra U.S. Treasury Bond Futures	Long	11	September 2022	1,698	(51)

					$(1,283)

Forward currency contracts

Contract amount						Unrealized appreciation (depreciation)
Currency purchased (000)		Currency sold (000)		Counterparty	Settlement date	at 6/30/2022 (000)

BRL	110,886	USD	19,160	Citibank	7/1/2022	$2,021
SEK	23,400	USD	2,378	JPMorgan Chase	7/7/2022	(90)
USD	6,267	CAD	7,881	UBS AG	7/11/2022	145
USD	2,060	HUF	754,350	Bank of America	7/11/2022	70
USD	1,713	AUD	2,380	JPMorgan Chase	7/11/2022	70
JPY	623,410	USD	4,606	BNP Paribas	7/11/2022	(9)
JPY	137,850	USD	1,028	Morgan Stanley	7/11/2022	(12)
PLN	4,470	USD	1,038	HSBC Bank	7/11/2022	(42)
DKK	17,400	USD	2,502	Bank of America	7/11/2022	(49)
PLN	20,540	EUR	4,453	BNP Paribas	7/11/2022	(94)
HUF	2,533,310	EUR	6,465	Citibank	7/11/2022	(96)
USD	3,299	BRL	16,000	HSBC Bank	7/12/2022	253
USD	1,347	BRL	6,470	Citibank	7/12/2022	115
BRL	22,470	USD	4,297	Citibank	7/12/2022	(19)
USD	14,381	DKK	100,190	Standard Chartered Bank	7/13/2022	252
USD	4,002	MXN	78,910	BNP Paribas	7/13/2022	87
USD	1,435	NZD	2,240	Standard Chartered Bank	7/13/2022	36
GBP	7,340	USD	9,194	Morgan Stanley	7/13/2022	(257)

198	American Funds Insurance Series

Capital World Bond Fund  (continued)

Forward currency contracts (continued)

Contract amount					Settlement date	Unrealized appreciation
Currency purchased (000)		Currency sold (000)		Counterparty		(depreciation) at 6/30/2022 (000)

CAD	20,253	USD	15,658	UBS AG	7/15/2022	$76
MYR	11,360	USD	2,580	Standard Chartered Bank	7/15/2022	3
USD	6,307	MYR	27,740	Standard Chartered Bank	7/15/2022	– [14]
MYR	6,300	USD	1,432	HSBC Bank	7/15/2022	– [14]
MYR	10,080	USD	2,291	Standard Chartered Bank	7/15/2022	– [14]
CNH	151,257	USD	22,369	Citibank	7/18/2022	227
CZK	47,290	EUR	1,900	UBS AG	7/18/2022	5
EUR	6,804	PLN	31,970	Goldman Sachs	7/20/2022	27
PLN	1,550	USD	344	BNP Paribas	7/20/2022	1
USD	358	COP	1,453,260	Citibank	7/22/2022	10
EUR	4,670	USD	4,897	JPMorgan Chase	7/25/2022	5
DKK	20,510	EUR	2,757	BNP Paribas	7/25/2022	1
PLN	18,110	EUR	3,878	Goldman Sachs	7/25/2022	(44)
USD	11,532	MXN	232,306	Citibank	7/27/2022	38
CNH	61,490	USD	9,175	UBS AG	7/27/2022	10
CHF	800	USD	837	UBS AG	7/27/2022	3
JPY	798,810	USD	5,895	BNP Paribas	7/27/2022	2
EUR	17,853	DKK	132,800	JPMorgan Chase	7/27/2022	(1)
EUR	2,540	USD	2,678	BNP Paribas	7/27/2022	(11)
ZAR	26,060	USD	1,628	JPMorgan Chase	7/27/2022	(30)
EUR	25,150	USD	26,516	UBS AG	7/27/2022	(112)
JPY	7,317,238	USD	54,441	UBS AG	7/27/2022	(422)
USD	5,920	AUD	8,270	Citibank	7/29/2022	210
USD	2,167	IDR	32,232,353	Citibank	8/4/2022	14
KRW	13,728,070	USD	10,657	Citibank	8/5/2022	1
BRL	140,966	USD	24,130	Citibank	8/10/2022	2,465
USD	11,219	BRL	63,000	JPMorgan Chase	8/10/2022	(667)
USD	13,967	BRL	77,966	Citibank	8/10/2022	(742)
USD	5,044	HUF	1,807,090	Bank of America	1/20/2023	433
USD	5,215	CZK	124,020	Morgan Stanley	1/20/2023	75
CZK	124,020	USD	5,572	Goldman Sachs	1/20/2023	(433)
HUF	1,807,090	USD	5,518	Bank of America	1/20/2023	(908)
PLN	24,520	USD	5,912	BNP Paribas	2/2/2023	(598)

						$2,019

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

Receive		Pay		Expiration date	Notional	Value at	Upfront premium	Unrealized (depreciation) appreciation
Rate	Payment frequency	Rate	Payment frequency		amount (000)	6/30/2022 (000)	paid (000)	at 6/30/2022 (000)
1.2475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/20/2023	NZD4,428	$ (80)	$–	$ (80)
1.234974%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/20/2023	37,736	(683)	–	(683)
1.2375%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/26/2023	13,908	(258)	–	(258)
1.264%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/27/2023	34,764	(638)	–	(638)
1.26%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/30/2023	5,734	(106)	–	(106)
1.28%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/31/2023	5,734	(106)	–	(106)
1.30%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/3/2023	6,295	(116)	–	(116)
1.4975%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/21/2023	11,830	(215)	–	(215)
1.445%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/28/2023	11,817	(223)	–	(223)

American Funds Insurance Series	199

Capital World Bond Fund  (continued)

Swap contracts (continued)

Interest rate swaps (continued)

Centrally cleared interest rate swaps (continued)

Receive		Pay		Expiration date	Notional	Value at	Upfront premium	Unrealized (depreciation) appreciation
Rate	Payment frequency	Rate	Payment frequency		amount (000)	6/30/2022 (000)	paid (000)	at 6/30/2022 (000)

1.4475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/29/2023	NZD12,043	$(228)	$ –	$ (228)
1.4475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/30/2023	12,093	(229)	–	(229)
1.5125%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/14/2023	10,675	(203)	–	(203)
1.53%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/14/2023	12,176	(230)	–	(230)
1.5625%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/15/2023	12,163	(226)	–	(226)
1.59%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/18/2023	12,163	(224)	–	(224)
1.62%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/19/2023	13,521	(246)	–	(246)
2.2525%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/8/2023	17,111	(235)	–	(235)
2.24%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/8/2023	17,111	(237)	–	(237)
2.20%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/9/2023	1,440	(20)	–	(20)
2.495%	Annual	SONIA	Annual	5/5/2024	GBP21,230	(98)	–	(98)
2.42%	Annual	SONIA	Annual	5/5/2024	42,400	(232)	–	(232)
2.363%	Annual	SONIA	Annual	5/11/2024	40,870	(248)	–	(248)
2.9588%	Annual	SONIA	Annual	6/9/2024	26,900	33	–	33
6.255%	28-day	28-day MXN-TIIE	28-day	5/22/2026	MXN47,800	(222)	–	(222)
6.19%	28-day	28-day MXN-TIIE	28-day	5/22/2026	48,400	(230)	–	(230)
6.16%	28-day	28-day MXN-TIIE	28-day	6/9/2026	58,800	(285)	–	(285)
6.5375%	28-day	28-day MXN-TIIE	28-day	6/17/2026	14,000	(59)	–	(59)
6.50%	28-day	28-day MXN-TIIE	28-day	6/17/2026	13,900	(60)	–	(60)
6.47%	28-day	28-day MXN-TIIE	28-day	6/17/2026	14,200	(62)	–	(62)
6.55%	28-day	28-day MXN-TIIE	28-day	6/17/2026	43,000	(181)	–	(181)
6.55%	28-day	28-day MXN-TIIE	28-day	6/18/2026	14,100	(59)	–	(59)
6.50%	28-day	28-day MXN-TIIE	28-day	6/18/2026	27,800	(119)	–	(119)
6.59%	28-day	28-day MXN-TIIE	28-day	6/25/2026	38,700	(161)	–	(161)
6.58%	28-day	28-day MXN-TIIE	28-day	6/25/2026	41,600	(174)	–	(174)
6.585%	28-day	28-day MXN-TIIE	28-day	6/25/2026	50,900	(213)	–	(213)
6.64%	28-day	28-day MXN-TIIE	28-day	6/25/2026	62,600	(256)	–	(256)
6.633%	28-day	28-day MXN-TIIE	28-day	6/25/2026	172,500	(707)	–	(707)
6.605%	28-day	28-day MXN-TIIE	28-day	7/6/2026	105,000	(436)	–	(436)
7.59%	28-day	28-day MXN-TIIE	28-day	10/29/2026	28,900	(75)	–	(75)
7.62%	28-day	28-day MXN-TIIE	28-day	10/29/2026	43,375	(110)	–	(110)
7.66%	28-day	28-day MXN-TIIE	28-day	10/29/2026	70,800	(175)	–	(175)
7.64%	28-day	28-day MXN-TIIE	28-day	10/29/2026	70,800	(177)	–	(177)
7.52%	28-day	28-day MXN-TIIE	28-day	10/30/2026	89,445	(243)	–	(243)
7.805%	28-day	28-day MXN-TIIE	28-day	2/23/2027	41,200	(94)	–	(94)
7.82%	28-day	28-day MXN-TIIE	28-day	2/24/2027	41,600	(94)	–	(94)

						$(9,240)	$ –	$(9,240)

Credit default swaps

Centrally cleared credit default swaps on credit indices – buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 6/30/2022 (000)		Upfront premium (received) paid (000)		Unrealized appreciation at 6/30/2022 (000)

CDX.NA.HY.38	5.00%	Quarterly	6/20/2027	USD44,076	$1,327		$(959)		$2,286
ITRX.EUR.IG.37	1.00%	Quarterly	6/20/2027	EUR23,820	222		(300)		522
CDX.EM.37	1.00%	Quarterly	6/20/2027	USD13,360	1,340		1,134		206
CDX.NA.IG.38	1.00%	Quarterly	6/20/2027	5	–	[14]	–	[14]	–	[14]

					$2,889		$(125)		$3,014

200	American Funds Insurance Series

Capital World Bond Fund  (continued)

Investments in affiliates[16]

	Value of affiliate at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliate at 6/30/2022 (000)	Dividend income (000)

Short-term securities 6.33%
Money market investments 6.33%
Capital Group Central Cash Fund 1.38%[15]	$144,080	$438,028	$481,900	$(10)	$(23)	$100,175	$255

[1]	Step bond; coupon rate may change at a later date.
[2]

Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $122,023,000, which represented 7.71% of the net assets of the fund.

[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Scheduled interest and/or principal payment was not received.
[6]

Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $1,479,000, which represented .09% of the net assets of the fund.

[7]

Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[8]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[9]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $3,760,000, which represented .24% of the net assets of the fund.
[10]	Value determined using significant unobservable inputs.
[11]	Purchased on a TBA basis.
[12]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $15,285,000, which represented .97% of the net assets of the fund.
[13]	Security did not produce income during the last 12 months.
[14]	Amount less than one thousand.
[15]	Rate represents the seven-day yield at 6/30/2022.
[16]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviations
Assn. = Association	KRW = South Korean won
AUD = Australian dollars	LIBOR = London Interbank Offered Rate
BBR = Bank Base Rate	MXN = Mexican pesos
BRL = Brazilian reais	MYR = Malaysian ringgits
CAD = Canadian dollars	NOK = Norwegian kroner
CHF = Swiss francs	NZD = New Zealand dollars
CLP = Chilean pesos	PEN = Peruvian nuevos soles
CME = CME Group	PLN = Polish zloty
CNH = Chinese yuan renminbi	Ref. = Refunding
CNY = Chinese yuan	Rev. = Revenue
COP = Colombian pesos	RON = Romanian leu
CZK = Czech korunas	RUB = Russian rubles
DKK = Danish kroner	SEK = Swedish kronor
EUR = Euros	SOFR = Secured Overnight Financing Rate
EURIBOR = Euro Interbank Offered Rate	SONIA = Sterling Overnight Interbank Average Rate
FRA = Forward Rate Agreement	TBA = To be announced
GBP = British pounds	TIIE = Equilibrium Interbank Interest Rate
HUF = Hungarian forints	UAH = Ukrainian hryvnia
IDR = Indonesian rupiah	USD = U.S. dollars
INR = Indian rupees	ZAR = South African rand
JPY = Japanese yen

Refer to the notes to financial statements.

American Funds Insurance Series	201

American High-Income Trust

Investment portfolio June 30, 2022	unaudited

Bonds, notes & other debt instruments 90.36%		Principal amount (000)	Value (000)

Corporate bonds, notes & loans 90.27%
Energy 14.33%	Aethon United BR LP / Aethon United Finance Corp. 8.25% 2026[1]	USD295	$ 287
	Antero Midstream Partners LP 5.375% 2029[1]	570	512
	Antero Resources Corp. 7.625% 2029[1]	417	425
	Antero Resources Corp. 5.375% 2030[1]	720	658
	Apache Corp. 6.00% 2037	165	152
	Apache Corp. 5.10% 2040	695	589
	Apache Corp. 4.75% 2043	265	207
	Ascent Resources - Utica, LLC 7.00% 2026[1]	2,040	1,900
	Ascent Resources - Utica, LLC 9.00% 2027[1]	170	214
	Ascent Resources - Utica, LLC 8.25% 2028[1]	271	258
	Ascent Resources - Utica, LLC 5.875% 2029[1]	1,205	1,062
	Ascent Resources - Utica, LLC, Term Loan, (3-month USD-LIBOR + 9.00%) 10.00% 2025[1,2,3]	228	241
	Blue Racer Midstream, LLC and Blue Racer Finance Corp. 7.625% 2025[1]	676	640
	Bonanza Creek Energy, Inc. 5.00% 2026[1]	685	616
	California Resources Corp. 7.125% 2026[1]	390	382
	Callon Petroleum Co. 7.50% 2030[1]	515	475
	Centennial Resource Production, LLC 6.875% 2027[1]	440	419
	Cheniere Energy Partners LP 4.50% 2029	938	839
	Cheniere Energy Partners LP 4.00% 2031	1,523	1,299
	Cheniere Energy Partners LP 3.25% 2032[1]	1,255	991
	Cheniere Energy, Inc. 7.00% 2024	319	331
	Cheniere Energy, Inc. 5.875% 2025	495	507
	Cheniere Energy, Inc. 4.625% 2028	5,356	4,841
	Chesapeake Energy Corp. 4.875% 2022[4]	4,300	83
	Chesapeake Energy Corp. 5.50% 2026[1]	1,000	954
	Chesapeake Energy Corp. 5.875% 2029[1]	1,420	1,342
	Chesapeake Energy Corp. 6.75% 2029[1]	210	204
	CNX Midstream Partners LP 4.75% 2030[1]	280	236
	CNX Resources Corp. 7.25% 2027[1]	1,878	1,843
	CNX Resources Corp. 6.00% 2029[1]	1,425	1,334
	Comstock Resources, Inc. 6.75% 2029[1]	785	705
	Comstock Resources, Inc. 5.875% 2030[1]	770	664
	Constellation Oil Services Holding SA 4.00% PIK or 3.00% Cash 2026[5]	3,077	2,569
	Continental Resources, Inc. 5.75% 2031[1]	365	354
	CQP Holdco LP / BIP-V Chinook Holdco, LLC 5.50% 2031[1]	2,860	2,444
	Crestwood Midstream Partners LP 5.75% 2025	250	234
	Crestwood Midstream Partners LP 5.625% 2027[1]	290	259
	Crestwood Midstream Partners LP 6.00% 2029[1]	575	503
	Devon Energy Corp. 5.875% 2028	202	206
	Devon Energy Corp. 4.50% 2030	493	466
	Diamond Foreign Asset Co. / Diamond Finance, LLC 9.00% Cash 2027[1,3,5]	68	67
	Diamond Foreign Asset Co. / Diamond Finance, LLC 9.00% Cash 2027[3,5]	62	61
	DT Midstream, Inc. 4.125% 2029[1]	1,355	1,152
	DT Midstream, Inc. 4.375% 2031[1]	785	660
	Endeavor Energy Resources LP 6.625% 2025[1]	850	855
	Energean Israel Finance, Ltd. 4.50% 2024[1]	945	892
	Energean Israel Finance, Ltd. 4.875% 2026[1]	1,080	957
	Energean PLC 6.50% 2027[1]	380	338
	EnLink Midstream Partners, LLC 5.625% 2028[1]	660	607
	EQM Midstream Partners, LP 4.125% 2026	127	110
	EQM Midstream Partners, LP 6.50% 2027[1]	2,365	2,203
	EQM Midstream Partners, LP 7.50% 2027[1]	845	817
	EQM Midstream Partners, LP 5.50% 2028	881	762
	EQM Midstream Partners, LP 4.50% 2029[1]	835	679
	EQM Midstream Partners, LP 7.50% 2030[1]	898	864
	EQM Midstream Partners, LP 4.75% 2031[1]	1,645	1,317
	EQM Midstream Partners, LP 6.50% 2048	490	375
	EQT Corp. 6.625% 2025[6]	250	258
	EQT Corp. 5.00% 2029	290	281
	EQT Corp. 7.50% 2030[6]	300	323

202	American Funds Insurance Series

American High-Income Trust  (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)
Energy (continued)	EQT Corp. 3.625% 2031[1]	USD500	$ 433
	Genesis Energy, LP 5.625% 2024	120	113
	Genesis Energy, LP 6.50% 2025	1,886	1,742
	Genesis Energy, LP 6.25% 2026	320	286
	Genesis Energy, LP 8.00% 2027	2,895	2,570
	Genesis Energy, LP 7.75% 2028	87	75
	Harbour Energy PLC 5.50% 2026[1]	1,545	1,391
	Harvest Midstream I, LP 7.50% 2028[1]	2,167	2,039
	Hess Midstream Operations LP 4.25% 2030[1]	1,300	1,091
	Hess Midstream Operations LP 5.50% 2030[1]	580	522
	Hess Midstream Partners LP 5.125% 2028[1]	687	618
	Hilcorp Energy I, LP 6.25% 2028[1]	145	137
	Hilcorp Energy I, LP 5.75% 2029[1]	815	717
	Hilcorp Energy I, LP 6.00% 2030[1]	715	623
	Hilcorp Energy I, LP 6.00% 2031[1]	630	544
	Hilcorp Energy I, LP 6.25% 2032[1]	535	471
	Holly Energy Partners LP / Holly Energy Finance Corp. 6.375% 2027[1]	220	208
	Holly Energy Partners LP / Holly Energy Finance Corp. 5.00% 2028[1]	260	223
	Howard Midstream Energy Partners, LLC 6.75% 2027[1]	460	397
	Independence Energy Finance, LLC 7.25% 2026[1]	500	456
	Kinetik Holdings LP 5.875% 2030[1]	660	630
	Lealand Finance Company BV, Term Loan, (3-month USD-LIBOR + 3.00%) 4.666% 2024[2,3]	12	7
	Lealand Finance Co. BV, Term Loan, (3-month USD-LIBOR + 1.00%) 3.00% PIK and 2.06% Cash 2025[2,3,5]	153	79
	Murphy Oil Corp. 6.875% 2024	59	59
	Murphy Oil Corp. 5.75% 2025	250	248
	Murphy Oil Corp. 6.375% 2028	415	388
	Murphy Oil USA, Inc. 4.75% 2029	670	604
	Murphy Oil USA, Inc. 3.75% 2031[1]	285	243
	Nabors Industries, Inc. 7.375% 2027[1]	1,470	1,398
	Nabors Industries, Ltd. 7.25% 2026[1]	228	203
	Neptune Energy Group Holdings, Ltd. 6.625% 2025[1]	1,250	1,202
	New Fortress Energy, Inc. 6.75% 2025[1]	1,715	1,625
	New Fortress Energy, Inc. 6.50% 2026[1]	3,725	3,381
	NGL Energy Operating, LLC 7.50% 2026[1]	8,720	7,879
	NGL Energy Partners LP 6.125% 2025	2,054	1,562
	Northern Oil and Gas, Inc. 8.125% 2028[1]	1,815	1,713
	NorthRiver Midstream Finance LP 5.625% 2026[1]	625	567
	NuStar Logistics LP 6.00% 2026	286	268
	Oasis Midstream Partners LP / OMP Finance Corp. 8.00% 2029[1]	1,675	1,559
	Oasis Petroleum, Inc. 6.375% 2026[1]	1,065	987
	Occidental Petroleum Corp. 5.875% 2025	710	708
	Occidental Petroleum Corp. 8.00% 2025	1,400	1,476
	Occidental Petroleum Corp. 6.375% 2028	225	228
	Occidental Petroleum Corp. 6.625% 2030	810	836
	Occidental Petroleum Corp. 8.875% 2030	300	345
	Occidental Petroleum Corp. 6.125% 2031	530	538
	Occidental Petroleum Corp. 4.20% 2048	165	129
	Parkland Corp. 4.625% 2030[1]	835	679
	PDC Energy, Inc. 5.75% 2026	600	561
	Petróleos Mexicanos 6.875% 2025	350	328
	Petróleos Mexicanos 8.75% 2029[1]	782	709
	Petrorio Luxembourg SARL 6.125% 2026[1]	320	295
	Range Resources Corp. 4.875% 2025	362	354
	Range Resources Corp. 8.25% 2029	900	919
	Range Resources Corp. 4.75% 2030[1]	970	871
	Rattler Midstream Partners LP 5.625% 2025[1]	955	956
	Rockcliff Energy II, LLC 5.50% 2029[1]	120	109
	Rockies Express Pipeline, LLC 4.95% 2029[1]	550	471
	Sabine Pass Liquefaction, LLC 4.50% 2030	586	562

American Funds Insurance Series	203

American High-Income Trust  (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)
Energy (continued)	Sanchez Energy Corp. 7.25% 2023[1,4]	USD739	$ 11
	SM Energy Co. 5.625% 2025	430	407
	Southwestern Energy Co. 5.95% 2025[6]	215	213
	Southwestern Energy Co. 7.75% 2027	272	278
	Southwestern Energy Co. 8.375% 2028	565	596
	Southwestern Energy Co. 5.375% 2029	340	316
	Southwestern Energy Co. 5.375% 2030	2,470	2,277
	Southwestern Energy Co. 4.75% 2032	1,225	1,050
	Suburban Propane Partners LP / Suburban Energy Finance Corp. 5.00% 2031[1]	335	285
	Summit Midstream Holdings / Summit Midstream Finance Corp. 8.50% 2026[1]	285	257
	Sunoco LP 6.00% 2027	547	522
	Sunoco LP 5.875% 2028	290	265
	Sunoco LP 4.50% 2029	1,680	1,388
	Sunoco LP 4.50% 2030[1]	1,680	1,359
	Tallgrass Energy Partners, LP 7.50% 2025[1]	230	223
	Targa Resources Partners LP 6.50% 2027	133	136
	Targa Resources Partners LP 6.875% 2029	915	935
	Targa Resources Partners LP 5.50% 2030	802	767
	Targa Resources Partners LP 4.875% 2031	695	635
	Teekay Offshore Partners LP 8.50% 2023[1,7,8]	2,009	1,828
	Transocean Guardian, Ltd. 5.875% 2024[1]	288	267
	Transocean Poseidon, Ltd. 6.875% 2027[1]	361	318
	Transocean, Inc. 6.125% 2025[1]	195	179
	Transocean, Inc. 7.25% 2025[1]	500	371
	Transocean, Inc. 11.50% 2027[1]	95	89
	USA Compression Partners, LP 6.875% 2026	359	327
	USA Compression Partners, LP 6.875% 2027	247	220
	Venture Global Calcasieu Pass, LLC 4.125% 2031[1]	2,795	2,397
	Venture Global Calcasieu Pass, LLC 3.875% 2033[1]	650	538
	Weatherford International, Ltd. 11.00% 2024[1]	445	449
	Weatherford International, Ltd. 6.50% 2028[1]	2,130	1,915
	Weatherford International, Ltd. 8.625% 2030[1]	3,220	2,678
	Western Gas Partners LP 4.50% 2028	1,124	1,019
	Western Midstream Operating, LP 3.60% 2025 (3.35% on 8/1/2022)[6]	369	341
	Western Midstream Operating, LP 4.75% 2028	160	146
	Western Midstream Operating, LP 4.55% 2030 (4.30% on 8/1/2022)[6]	480	417
	Western Midstream Operating, LP 5.75% 2050 (5.50% on 8/1/2022)[6]	290	234

			121,808

Consumer discretionary 13.79%	Adient Global Holdings, Ltd. 4.875% 2026[1]	225	198
	Affinity Gaming 6.875% 2027[1]	200	168
	Allied Universal Holdco, LLC 6.625% 2026[1]	858	789
	Allied Universal Holdco, LLC 9.75% 2027[1]	976	829
	Allied Universal Holdco, LLC 4.625% 2028[1]	490	406
	Allied Universal Holdco, LLC 6.00% 2029[1]	2,790	2,034
	Asbury Automotive Group, Inc. 4.50% 2028	250	217
	Asbury Automotive Group, Inc. 4.625% 2029[1]	1,545	1,279
	Asbury Automotive Group, Inc. 5.00% 2032[1]	355	291
	Atlas LuxCo 4 SARL 4.625% 2028[1]	280	227
	Beazer Homes USA, Inc. 5.875% 2027	540	416
	Boyd Gaming Corp. 4.75% 2027	621	563
	Boyd Gaming Corp. 4.75% 2031[1]	695	589
	Boyne USA, Inc. 4.75% 2029[1]	880	763
	Caesars Entertainment, Inc. 6.25% 2025[1]	1,085	1,049
	Caesars Entertainment, Inc. 8.125% 2027[1]	665	644
	Caesars Entertainment, Inc. 4.625% 2029[1]	3,330	2,598
	Caesars Resort Collection, LLC 5.75% 2025[1]	345	331
	Carnival Corp. 7.625% 2026[1]	1,615	1,255
	Carnival Corp. 10.50% 2026[1]	1,405	1,401

204	American Funds Insurance Series

American High-Income Trust  (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)	Carnival Corp. 4.00% 2028[1]	USD3,000	$2,471
	Carnival Corp. 6.00% 2029[1]	825	582
	Carnival Corp. 10.50% 2030[1]	850	701
	Carvana Co. 5.625% 2025[1]	485	373
	Carvana Co. 5.50% 2027[1]	1,091	706
	Carvana Co. 5.875% 2028[1]	904	575
	Carvana Co. 4.875% 2029[1]	1,110	633
	CDI Escrow Issuer, Inc. 5.75% 2030[1]	805	734
	CEC Entertainment, Inc. 6.75% 2026[1]	320	282
	Dana, Inc. 4.25% 2030	200	156
	Dana, Inc. 4.50% 2032	375	278
	Dave & Buster’s, Inc. 7.625% 2025[1]	340	336
	Empire Communities Corp. 7.00% 2025[1]	475	376
	Empire Resorts, Inc. 7.75% 2026[1]	670	601
	Everi Holdings, Inc. 5.00% 2029[1]	95	80
	Fertitta Entertainment, Inc. 4.625% 2029[1]	1,260	1,078
	Fertitta Entertainment, Inc. 6.75% 2030[1]	4,100	3,159
	First Student Bidco, Inc. / First Transit Parent, Inc. 4.00% 2029[1]	2,135	1,712
	Ford Motor Co. 2.90% 2029	225	177
	Ford Motor Co. 3.25% 2032	310	233
	Ford Motor Co. 5.291% 2046	70	54
	Ford Motor Credit Company, LLC 3.375% 2025	1,115	1,008
	Ford Motor Credit Company, LLC 5.125% 2025	3,835	3,670
	Ford Motor Credit Company, LLC 2.70% 2026	750	640
	Ford Motor Credit Company, LLC 4.542% 2026	1,460	1,339
	Ford Motor Credit Company, LLC 3.815% 2027	1,540	1,312
	Ford Motor Credit Company, LLC 4.125% 2027	835	738
	Ford Motor Credit Company, LLC 4.271% 2027	525	472
	Ford Motor Credit Company, LLC 4.95% 2027	370	345
	Ford Motor Credit Company, LLC 2.90% 2028	550	444
	Ford Motor Credit Company, LLC 5.113% 2029	200	180
	Ford Motor Credit Company, LLC 4.00% 2030	920	747
	Group 1 Automotive, Inc. 4.00% 2028[1]	615	515
	Hanesbrands, Inc. 4.625% 2024[1]	1,945	1,907
	Hanesbrands, Inc. 4.875% 2026[1]	1,624	1,507
	Hilton Grand Vacations Borrower 5.00% 2029[1]	591	480
	Hilton Worldwide Holdings, Inc. 3.75% 2029[1]	200	170
	Hilton Worldwide Holdings, Inc. 4.875% 2030	608	551
	Hilton Worldwide Holdings, Inc. 4.00% 2031[1]	1,010	842
	International Game Technology PLC 6.50% 2025[1]	1,383	1,379
	International Game Technology PLC 4.125% 2026[1]	1,165	1,057
	International Game Technology PLC 5.25% 2029[1]	3,570	3,240
	Jacobs Entertainment, Inc. 6.75% 2029[1]	505	428
	KB Home 6.875% 2027	330	319
	KB Home 7.25% 2030	330	313
	Kontoor Brands, Inc. 4.125% 2029[1]	370	294
	Las Vegas Sands Corp. 3.20% 2024	635	601
	LCM Investments Holdings II, LLC 4.875% 2029[1]	1,185	905
	Levi Strauss & Co. 3.50% 2031[1]	430	352
	Limited Brands, Inc. 6.625% 2030[1]	370	321
	Limited Brands, Inc. 6.875% 2035	1,096	894
	Limited Brands, Inc. 6.75% 2036	655	525
	Lindblad Expeditions, LLC 6.75% 2027[1]	205	176
	Lithia Motors, Inc. 4.625% 2027[1]	270	248
	Lithia Motors, Inc. 3.875% 2029[1]	350	298
	Lithia Motors, Inc. 4.375% 2031[1]	315	269
	LSF9 Atlantis Holdings, LLC / Victra Finance Corp. 7.75% 2026[1]	335	284
	M.D.C. Holdings, Inc. 6.00% 2043	573	469
	Macy’s Retail Holdings, LLC 5.875% 2030[1]	145	122
	Marriott Ownership Resorts, Inc. 4.50% 2029[1]	370	308
	Melco International Development, Ltd. 4.875% 2025[1]	440	329

American Funds Insurance Series	205

American High-Income Trust  (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)	Melco International Development, Ltd. 5.75% 2028[1]	USD1,390	$897
	Melco International Development, Ltd. 5.375% 2029[1]	1,446	875
	Melco Resorts Finance, Ltd. 5.25% 2026[1]	300	212
	Merlin Entertainment 5.75% 2026[1]	492	450
	MGM Resorts International 6.00% 2023	281	281
	MGM Resorts International 5.50% 2027	401	360
	Midwest Gaming Borrower, LLC 4.875% 2029[1]	180	147
	Mohegan Gaming & Entertainment 8.00% 2026[1]	645	550
	Motel 6 Operating LP, Term Loan B, (1-month USD-LIBOR + 5.00%) 6.666% 2026[2,3]	561	552
	NCL Corp., Ltd. 3.625% 2024[1]	300	250
	NCL Corp., Ltd. 5.875% 2026[1]	825	650
	NCL Corp., Ltd. 5.875% 2027[1]	1,230	1,054
	NCL Corp., Ltd. 7.75% 2029[1]	360	276
	Neiman Marcus Group, LLC 7.125% 2026[1]	2,405	2,224
	Newell Brands, Inc. 5.625% 2036[6]	30	26
	Newell Rubbermaid, Inc. 4.875% 2025	445	439
	Panther BF Aggregator 2, LP 6.25% 2026[1]	140	135
	Panther BF Aggregator 2, LP 8.50% 2027[1]	455	441
	Party City Holdings, Inc. 6.625% 2026[1]	500	295
	Party City Holdings, Inc. 8.75% 2026[1]	3,655	2,463
	Penske Automotive Group, Inc. 3.75% 2029	340	284
	PetSmart, Inc. 4.75% 2028[1]	710	616
	PetSmart, Inc. 7.75% 2029[1]	1,190	1,074
	Premier Entertainment Sub, LLC 5.625% 2029[1]	1,545	1,102
	Premier Entertainment Sub, LLC 5.875% 2031[1]	835	581
	QVC, Inc. 4.85% 2024	75	70
	QVC, Inc. 4.75% 2027	52	41
	QVC, Inc. 4.375% 2028	601	446
	Raptor Acquisition Corp. 4.875% 2026[1]	1,630	1,429
	Real Hero Merger Sub 2, Inc. 6.25% 2029[1]	590	448
	Royal Caribbean Cruises, Ltd. 10.875% 2023[1]	325	327
	Royal Caribbean Cruises, Ltd. 11.50% 2025[1]	1,946	2,004
	Royal Caribbean Cruises, Ltd. 4.25% 2026[1]	1,820	1,296
	Royal Caribbean Cruises, Ltd. 5.50% 2026[1]	715	533
	Royal Caribbean Cruises, Ltd. 5.375% 2027[1]	1,035	755
	Royal Caribbean Cruises, Ltd. 3.70% 2028	270	172
	Royal Caribbean Cruises, Ltd. 5.50% 2028[1]	70	49
	Sally Holdings, LLC and Sally Capital, Inc. 5.625% 2025	280	263
	Scientific Games Corp. 8.625% 2025[1]	1,215	1,247
	Scientific Games Corp. 7.00% 2028[1]	1,525	1,433
	Scientific Games Corp. 7.25% 2029[1]	3,090	2,902
	Scientific Games Holdings LP 6.625% 2030[1]	2,305	1,963
	Sonic Automotive, Inc. 4.625% 2029[1]	1,565	1,215
	Sonic Automotive, Inc. 4.875% 2031[1]	2,180	1,643
	Staples, Inc. 7.50% 2026[1]	421	350
	Studio City Co., Ltd. 7.00% 2027[1]	1,175	1,020
	Studio City Finance, Ltd. 6.00% 2025[1]	690	438
	Studio City Finance, Ltd. 5.00% 2029[1]	1,200	621
	Tempur Sealy International, Inc. 4.00% 2029[1]	630	509
	The Gap, Inc. 3.625% 2029[1]	170	120
	The Gap, Inc. 3.875% 2031[1]	108	76
	The Home Co., Inc. 7.25% 2025[1]	940	770
	Travel + Leisure Co. 6.60% 2025[6]	50	49
	Travel + Leisure Co. 6.00% 2027	205	186
	Travel + Leisure Co. 4.50% 2029[1]	1,280	992
	Universal Entertainment Corp. 8.50% 2024[1]	2,945	2,857
	Vail Resorts, Inc. 6.25% 2025[1]	315	315
	VICI Properties LP 4.25% 2026[1]	462	423
	VICI Properties LP 4.625% 2029[1]	265	237
	VICI Properties LP / VICI Note Co., Inc. 5.625% 2024[1]	447	442
	VICI Properties LP / VICI Note Co., Inc. 3.50% 2025[1]	711	666

206	American Funds Insurance Series

American High-Income Trust  (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)	VICI Properties LP / VICI Note Co., Inc. 4.625% 2025[1]	USD900	$858
	VICI Properties LP / VICI Note Co., Inc. 3.75% 2027[1]	644	568
	VICI Properties LP / VICI Note Co., Inc. 3.875% 2029[1]	1,400	1,207
	VICI Properties LP / VICI Note Co., Inc. 4.125% 2030[1]	873	755
	WASH Multifamily Acquisition, Inc. 5.75% 2026[1]	995	940
	Wheel Pros, Inc. 6.50% 2029[1]	1,280	906
	Wheel Pros, Inc., Term Loan, (3-month USD-LIBOR + 4.50%) 6.095% 2028[2,3]	953	791
	Wyndham Destinations, Inc. 6.625% 2026[1]	695	660
	Wyndham Destinations, Inc. 4.625% 2030[1]	400	311
	Wyndham Worldwide Corp. 4.375% 2028[1]	1,280	1,121
	Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[1]	861	828
	Wynn Macau, Ltd. 5.125% 2029[1]	320	199
	Wynn Resorts Finance, LLC 7.75% 2025[1]	494	481
	Wynn Resorts Finance, LLC 5.125% 2029[1]	1,002	791
	Yahoo Holdings, Inc., Term Loan B, (1-month USD-LIBOR + 5.50%) 7.166% 2027[2,3]	995	940

			117,239

Communication services 12.01%	Altice France Holding SA 10.50% 2027[1]	1,650	1,388
	Altice France SA 5.125% 2029[1]	1,677	1,271
	Beasley Mezzanine Holdings, LLC 8.625% 2026[1]	475	357
	Brightstar Escrow Corp. 9.75% 2025[1]	140	133
	Cablevision Systems Corp. 5.375% 2028[1]	457	396
	CCO Holdings, LLC and CCO Holdings Capital Corp. 5.50% 2026[1]	102	100
	CCO Holdings, LLC and CCO Holdings Capital Corp. 5.00% 2028[1]	386	358
	CCO Holdings, LLC and CCO Holdings Capital Corp. 5.375% 2029[1]	360	323
	CCO Holdings, LLC and CCO Holdings Capital Corp. 4.50% 2030[1]	3,179	2,650
	CCO Holdings, LLC and CCO Holdings Capital Corp. 4.75% 2030[1]	3,437	2,950
	CCO Holdings, LLC and CCO Holdings Capital Corp. 2.80% 2031	140	112
	CCO Holdings, LLC and CCO Holdings Capital Corp. 4.25% 2031[1]	3,285	2,686
	CCO Holdings, LLC and CCO Holdings Capital Corp. 4.50% 2032	1,024	833
	CCO Holdings, LLC and CCO Holdings Capital Corp. 4.75% 2032[1]	1,225	1,006
	CCO Holdings, LLC and CCO Holdings Capital Corp. 4.50% 2033[1]	1,230	972
	CCO Holdings, LLC and CCO Holdings Capital Corp. 4.25% 2034[1]	1,960	1,521
	Centerfield Media Parent, Inc. 6.625% 2026[1]	960	776
	CenturyLink, Inc. 6.75% 2023	1,480	1,469
	Cinemark USA, Inc. 5.875% 2026[1]	378	338
	Clear Channel Worldwide Holdings, Inc. 7.75% 2028[1]	570	416
	Clear Channel Worldwide Holdings, Inc. 7.50% 2029[1]	315	227
	Cogent Communications Group, Inc. 3.50% 2026[1]	700	645
	Consolidated Communications, Inc. 5.00% 2028[1]	225	180
	CSC Holdings, LLC 6.50% 2029[1]	600	543
	CSC Holdings, LLC 3.375% 2031[1]	700	520
	Diamond Sports Group, LLC 5.375% 2026[1]	503	126
	Diamond Sports Group, LLC 6.625% 2027[1]	1,056	132
	DIRECTV Financing, LLC, Term Loan, (3-month USD-LIBOR + 5.00%) 6.666% 2027[2,3]	1,739	1,608
	DIRECTV Holdings, LLC and DIRECTV Financing Co., Inc. 5.875% 2027[1]	3,010	2,577
	DISH DBS Corp. 5.125% 2029	570	348
	Embarq Corp. 7.995% 2036	1,637	1,233
	Epicor Software Corp., Term Loan, (3-month USD-LIBOR + 7.75%) 9.416% 2028[2,3]	465	454
	Front Range BidCo, Inc. 6.125% 2028[1]	839	608
	Frontier Communications Corp. 5.875% 2027[1]	1,550	1,398
	Frontier Communications Corp. 5.00% 2028[1]	3,780	3,222
	Frontier Communications Corp. 6.75% 2029[1]	1,990	1,642
	Frontier Communications Holdings, LLC 5.875% 2029	1,390	1,072
	Frontier Communications Holdings, LLC 6.00% 2030[1]	750	579
	Frontier Communications Holdings, LLC 8.75% 2030[1]	900	912
	Gray Escrow II, Inc. 5.375% 2031[1]	925	743
	Gray Television, Inc. 5.875% 2026[1]	203	190
	Gray Television, Inc. 7.00% 2027[1]	828	798

American Funds Insurance Series	207

American High-Income Trust  (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)
Communication services (continued)	Gray Television, Inc. 4.75% 2030[1]	USD397	$311
	iHeartCommunications, Inc. 5.25% 2027[1]	1,995	1,710
	iHeartCommunications, Inc. 4.75% 2028[1]	250	206
	Iliad Holding SAS 6.50% 2026[1]	1,120	1,010
	Inmarsat PLC 6.75% 2026[1]	725	654
	Kantar Group, LLC, Term Loan B2, (3-month USD-LIBOR + 4.50%) 6.75% 2026[2,3]	387	360
	Lamar Media Corp. 3.75% 2028	61	54
	Lamar Media Corp. 4.875% 2029	300	271
	Lamar Media Corp. 4.00% 2030	260	219
	Lamar Media Corp. 3.625% 2031	125	103
	Level 3 Financing, Inc. 3.75% 2029[1]	550	426
	Ligado Networks, LLC 15.50% PIK 2023[1,5]	1,727	941
	Ligado Networks, LLC 17.50% PIK 2024[1,5]	290	94
	Live Nation Entertainment, Inc. 3.75% 2028[1]	425	368
	Magallanes, Inc. 4.279% 2032[1]	298	267
	Match Group, Inc. 4.625% 2028[1]	308	280
	Mav Acquisition Corp. 5.75% 2028[1]	520	446
	Midas OpCo Holdings, LLC 5.625% 2029[1]	3,060	2,467
	Netflix, Inc. 4.875% 2028	310	292
	News Corp. 3.875% 2029[1]	1,620	1,403
	News Corp. 5.125% 2032[1]	1,760	1,562
	Nexstar Broadcasting, Inc. 4.75% 2028[1]	2,270	1,951
	Nexstar Escrow Corp. 5.625% 2027[1]	789	722
	Nielsen Finance, LLC and Nielsen Finance Co. 4.50% 2029[1]	49	44
	Qwest Capital Funding, Inc. 6.875% 2028	860	767
	Scripps Escrow II, Inc. 3.875% 2029[1]	750	630
	Sinclair Television Group, Inc. 5.125% 2027[1]	195	165
	Sinclair Television Group, Inc. 4.125% 2030[1]	1,170	930
	Sirius XM Radio, Inc. 3.125% 2026[1]	1,600	1,432
	Sirius XM Radio, Inc. 4.00% 2028[1]	2,385	2,072
	Sirius XM Radio, Inc. 4.125% 2030[1]	445	373
	Sirius XM Radio, Inc. 3.875% 2031[1]	2,590	2,067
	Sprint Corp. 7.625% 2026	950	1,003
	Sprint Corp. 6.875% 2028	6,606	6,966
	Sprint Corp. 8.75% 2032	4,601	5,552
	Summer (BC) BidCo B, LLC 5.50% 2026[1]	365	327
	TEGNA, Inc. 4.625% 2028	478	448
	TEGNA, Inc. 5.00% 2029	686	651
	T-Mobile US, Inc. 2.625% 2026	1,000	909
	T-Mobile US, Inc. 3.375% 2029	1,550	1,361
	T-Mobile US, Inc. 2.875% 2031	460	383
	Twitter, Inc. 5.00% 2030[1]	1,240	1,178
	Univision Communications, Inc. 5.125% 2025[1]	3,195	3,013
	Univision Communications, Inc. 6.625% 2027[1]	3,050	2,910
	Univision Communications, Inc. 4.50% 2029[1]	4,500	3,781
	Univision Communications, Inc. 7.375% 2030[1]	500	489
	Univision Communications, Inc., Term Loan, (3-month USD CME Term + 4.50%) 6.25% 2029[2,3]	150	144
	UPC Broadband Finco BV 4.875% 2031[1]	650	532
	Virgin Media O2 4.25% 2031[1]	1,975	1,593
	Virgin Media Secured Finance PLC 4.50% 2030[1]	990	816
	VMED O2 UK Financing I PLC 4.75% 2031[1]	200	162
	VZ Secured Financing BV 5.00% 2032[1]	1,860	1,548
	Warner Music Group 3.75% 2029[1]	1,350	1,130
	Warner Music Group 3.875% 2030[1]	780	650
	Ziggo Bond Co. BV 5.125% 2030[1]	419	329
	Ziggo Bond Finance BV 4.875% 2030[1]	1,550	1,318
	ZipRecruiter, Inc. 5.00% 2030[1]	530	446

			102,048

208	American Funds Insurance Series

American High-Income Trust  (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)
Health care 9.80%	AdaptHealth, LLC 5.125% 2030[1]	USD875	$739
	Avantor Funding, Inc. 4.625% 2028[1]	2,040	1,875
	Avantor Funding, Inc. 3.875% 2029[1]	500	438
	Bausch Health Americas, Inc. 9.25% 2026[1]	1,334	957
	Bausch Health Americas, Inc. 8.50% 2027[1]	252	177
	Bausch Health Companies, Inc. 5.75% 2027[1]	735	610
	Bausch Health Companies, Inc. 6.125% 2027[1]	880	750
	Bausch Health Companies, Inc. 4.875% 2028[1]	1,940	1,522
	Bausch Health Companies, Inc. 5.00% 2028[1]	1,297	694
	Bausch Health Companies, Inc. 7.00% 2028[1]	553	317
	Bausch Health Companies, Inc. 5.00% 2029[1]	765	400
	Bausch Health Companies, Inc. 5.25% 2030[1]	752	391
	Bausch Health Companies, Inc. 5.25% 2031[1]	2,955	1,521
	Catalent Pharma Solutions, Inc. 3.125% 2029[1]	285	234
	Catalent Pharma Solutions, Inc. 3.50% 2030[1]	720	588
	Centene Corp. 4.25% 2027	389	364
	Centene Corp. 2.45% 2028	3,240	2,711
	Centene Corp. 4.625% 2029	4,305	4,027
	Centene Corp. 3.00% 2030	2,530	2,103
	Centene Corp. 3.375% 2030	642	546
	Centene Corp. 2.50% 2031	1,485	1,183
	Centene Corp. 2.625% 2031	430	343
	Charles River Laboratories International, Inc. 4.25% 2028[1]	561	505
	Charles River Laboratories International, Inc. 3.75% 2029[1]	680	591
	Charles River Laboratories International, Inc. 4.00% 2031[1]	650	555
	Community Health Systems, Inc. 5.625% 2027[1]	1,550	1,316
	Community Health Systems, Inc. 6.00% 2029[1]	653	542
	Community Health Systems, Inc. 6.875% 2029[1]	240	156
	Community Health Systems, Inc. 5.25% 2030[1]	1,305	994
	DaVita, Inc. 4.625% 2030[1]	800	626
	Encompass Health Corp. 4.50% 2028	496	426
	Encompass Health Corp. 4.75% 2030	285	239
	Endo DAC / Endo Finance, LLC / Endo Finco 9.50% 2027[1]	311	65
	Endo DAC / Endo Finance, LLC / Endo Finco 6.00% 2028[1]	2,613	209
	Endo International PLC 5.875% 2024[1]	520	398
	Endo Luxembourg Finance Co. I SARL / Endo U.S., Inc. 6.125% 2029[1]	660	500
	Grifols Escrow Issuer SA 4.75% 2028[1]	630	547
	HCA, Inc. 5.875% 2026	321	323
	HCA, Inc. 5.625% 2028	1,300	1,281
	HCA, Inc. 5.875% 2029	255	256
	HCA, Inc. 3.50% 2030	1,255	1,071
	HCA, Inc. 5.50% 2047	33	30
	HCA, Inc. 5.25% 2049	475	410
	HCA, Inc. 4.625% 2052[1]	233	187
	HCA, Inc. 7.50% 2095	250	256
	HealthEquity, Inc. 4.50% 2029[1]	730	640
	IMS Health Holdings, Inc. 5.00% 2026[1]	823	786
	Jazz Securities DAC 4.375% 2029[1]	1,476	1,316
	Mallinckrodt PLC 10.00% 2025[1]	1,144	1,104
	Minerva Merger Sub, Inc. 6.50% 2030[1]	640	534
	Molina Healthcare, Inc. 4.375% 2028[1]	1,135	1,016
	Molina Healthcare, Inc. 3.875% 2030[1]	2,309	1,977
	Molina Healthcare, Inc. 3.875% 2032[1]	2,115	1,778
	Mozart Debt Merger Sub, Inc. 3.875% 2029[1]	220	188
	Mozart Debt Merger Sub, Inc. 5.25% 2029[1]	1,705	1,406
	Option Care Health, Inc. 4.375% 2029[1]	290	249
	Organon Finance 1, LLC 4.125% 2028[1]	535	475
	Organon Finance 1, LLC 5.125% 2031[1]	240	208
	Owens & Minor, Inc. 4.375% 2024	1,185	1,160
	Owens & Minor, Inc. 4.50% 2029[1]	990	810
	Owens & Minor, Inc. 6.625% 2030[1]	1,075	983

American Funds Insurance Series	209

American High-Income Trust  (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)
Health care (continued)	Par Pharmaceutical, Inc. 7.50% 2027[1]	USD4,505	$3,438
	Radiology Partners, Inc. 9.25% 2028[1]	1,503	1,131
	RP Escrow Issuer, LLC 5.25% 2025[1]	1,015	879
	Select Medical Holdings Corp. 6.25% 2026[1]	554	518
	Surgery Center Holdings 10.00% 2027[1]	416	404
	Syneos Health, Inc. 3.625% 2029[1]	530	449
	Team Health Holdings, Inc. 6.375% 2025[1]	704	493
	Team Health Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 6.775% 2027[2,3]	277	235
	Tenet Healthcare Corp. 4.625% 2024	130	125
	Tenet Healthcare Corp. 4.875% 2026[1]	5,130	4,737
	Tenet Healthcare Corp. 5.125% 2027[1]	710	640
	Tenet Healthcare Corp. 6.25% 2027[1]	500	461
	Tenet Healthcare Corp. 4.625% 2028[1]	890	776
	Tenet Healthcare Corp. 6.125% 2028[1]	640	550
	Tenet Healthcare Corp. 4.25% 2029[1]	990	837
	Tenet Healthcare Corp. 4.375% 2030[1]	1,450	1,230
	Tenet Healthcare Corp. 6.125% 2030[1]	610	565
	Tenet Healthcare Corp. 6.875% 2031	100	89
	Teva Pharmaceutical Finance Co. BV 6.00% 2024	3,379	3,337
	Teva Pharmaceutical Finance Co. BV 7.125% 2025	2,209	2,159
	Teva Pharmaceutical Finance Co. BV 3.15% 2026	2,514	2,070
	Teva Pharmaceutical Finance Co. BV 4.75% 2027	570	488
	Teva Pharmaceutical Finance Co. BV 6.75% 2028	2,238	2,090
	Teva Pharmaceutical Finance Co. BV 5.125% 2029	6,555	5,417
	Teva Pharmaceutical Finance Co. BV 4.10% 2046	212	133
	Valeant Pharmaceuticals International, Inc. 9.00% 2025[1]	1,971	1,462

			83,316

Materials 9.47%	Alcoa Nederland Holding BV 5.50% 2027[1]	510	484
	Alcoa Nederland Holding BV 4.125% 2029[1]	430	385
	Allegheny Technologies, Inc. 5.875% 2027	200	177
	Allegheny Technologies, Inc. 4.875% 2029	1,975	1,578
	Allegheny Technologies, Inc. 5.125% 2031	880	675
	ArcelorMittal 7.00% 2039	488	493
	ArcelorMittal 6.75% 2041	755	748
	Arconic Corp. 6.00% 2025[1]	360	352
	Arconic Rolled Products Corp. 6.125% 2028[1]	200	187
	Ardagh Group SA 6.50% Cash 2027[1,5]	422	314
	Ardagh Metal Packaging Finance USA, LLC 6.00% 2027[1]	750	744
	Ardagh Metal Packaging Finance USA, LLC 3.25% 2028[1]	500	427
	Ardagh Metal Packaging Finance USA, LLC 4.00% 2029[1]	650	524
	Ardagh Packaging Finance 4.125% 2026[1]	900	764
	Axalta Coating Systems, LLC 4.75% 2027[1]	460	414
	Ball Corp. 2.875% 2030	160	129
	Ball Corp. 3.125% 2031	810	655
	BWAY Parent Co., Inc. 5.50% 2024[1]	1,329	1,272
	Can-Pack SA / Canpack US, LLC 3.875% 2029[1]	1,960	1,532
	Cleveland-Cliffs, Inc. 6.75% 2026[1]	362	360
	Cleveland-Cliffs, Inc. 5.875% 2027	2,880	2,691
	Cleveland-Cliffs, Inc. 7.00% 2027	297	295
	Cleveland-Cliffs, Inc. 4.625% 2029[1]	1,655	1,463
	Cleveland-Cliffs, Inc. 4.875% 2031[1]	1,990	1,759
	Consolidated Energy Finance SA 6.50% 2026[1]	600	554
	Consolidated Energy Finance SA 5.625% 2028[1]	735	592
	Constellium SE 3.75% 2029[1]	350	278
	Crown Holdings, Inc. 5.25% 2030[1]	240	225
	CVR Partners LP 6.125% 2028[1]	1,125	1,007
	Diamond (BC) BV 4.625% 2029[1]	205	164

210	American Funds Insurance Series

American High-Income Trust  (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)
Materials (continued)	Element Solutions, Inc. 3.875% 2028[1]	USD620	$513
	First Quantum Minerals, Ltd. 7.50% 2025[1]	3,893	3,688
	First Quantum Minerals, Ltd. 6.875% 2026[1]	2,726	2,516
	First Quantum Minerals, Ltd. 6.875% 2027[1]	5,910	5,294
	FMG Resources 4.375% 2031[1]	585	479
	Freeport-McMoRan, Inc. 4.25% 2030	437	398
	Freeport-McMoRan, Inc. 5.45% 2043	411	381
	FXI Holdings, Inc. 7.875% 2024[1]	4,740	4,121
	FXI Holdings, Inc. 12.25% 2026[1]	5,685	5,070
	GPC Merger Sub, Inc. 7.125% 2028[1]	534	429
	Graphic Packaging International, LLC 3.75% 2030[1]	600	509
	Hexion, Inc., Term Loan, (3-month USD CME Term SOFR + 4.50%) 5.924% 2029[2,3]	455	409
	Joseph T. Ryerson & Son, Inc. 8.50% 2028[1]	133	137
	Kaiser Aluminum Corp. 4.625% 2028[1]	478	399
	Labl, Inc. 5.875% 2028[1]	500	405
	Labl, Inc. 8.25% 2029[1]	1,300	984
	LSB Industries, Inc. 6.25% 2028[1]	1,510	1,335
	Mercer International, Inc. 5.125% 2029	400	342
	Methanex Corp. 5.125% 2027	3,740	3,307
	Methanex Corp. 5.25% 2029	520	440
	Methanex Corp. 5.65% 2044	465	329
	Mineral Resources, Ltd. 8.00% 2027[1]	1,310	1,279
	Mineral Resources, Ltd. 8.50% 2030[1]	1,720	1,697
	Neon Holdings, Inc. 10.125% 2026[1]	840	801
	Nova Chemicals Corp. 4.875% 2024[1]	675	643
	Nova Chemicals Corp. 5.00% 2025[1]	295	270
	Nova Chemicals Corp. 5.25% 2027[1]	2,036	1,752
	Nova Chemicals Corp. 4.25% 2029[1]	2,330	1,825
	Novelis Corp. 3.25% 2026[1]	745	631
	Novelis Corp. 4.75% 2030[1]	1,013	844
	Novelis Corp. 3.875% 2031[1]	1,417	1,094
	Olin Corp. 5.625% 2029	200	179
	Olin Corp. 5.00% 2030	180	156
	Olympus Water US Holding Corp. 6.25% 2029[1]	265	185
	Owens-Illinois, Inc. 5.875% 2023[1]	420	416
	Owens-Illinois, Inc. 6.375% 2025[1]	265	253
	Rayonier A.M. Products, Inc. 7.625% 2026[1]	85	74
	SCIH Salt Holdings, Inc. 4.875% 2028[1]	2,435	2,029
	SCIH Salt Holdings, Inc. 6.625% 2029[1]	1,225	970
	SCIL IV, LLC 5.375% 2026[1]	500	401
	Scotts Miracle-Gro Co. 4.50% 2029	639	525
	Scotts Miracle-Gro Co. 4.375% 2032	455	347
	Sealed Air Corp. 4.00% 2027[1]	316	286
	Sealed Air Corp. 5.00% 2029[1]	440	412
	Silgan Holdings, Inc. 4.125% 2028	377	339
	Summit Materials, Inc. 6.50% 2027[1]	360	348
	Summit Materials, Inc. 5.25% 2029[1]	955	835
	Trivium Packaging BV 5.50% 2026[1]	330	313
	Trivium Packaging BV 8.50% 2027[1]	403	378
	Tronox, Ltd. 4.625% 2029[1]	730	589
	Unifrax Escrow Issuer Corp. 5.25% 2028[1]	234	187
	Valvoline, Inc. 4.25% 2030[1]	353	295
	Valvoline, Inc. 3.625% 2031[1]	620	497
	Venator Materials Corp. 5.75% 2025[1]	3,501	2,808
	Venator Materials Corp. 9.50% 2025[1]	1,155	1,161
	W. R. Grace Holdings, LLC 4.875% 2027[1]	655	571
	W. R. Grace Holdings, LLC 5.625% 2029[1]	440	325
	Warrior Met Coal, Inc. 7.875% 2028[1]	2,170	2,071

			80,513

American Funds Insurance Series	211

American High-Income Trust  (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)
Industrials 8.65%	AAdvantage Loyalty IP, Ltd. 5.50% 2026[1]	USD990	$913
	ADT Security Corp. 4.125% 2029[1]	735	599
	Allison Transmission Holdings, Inc. 3.75% 2031[1]	1,235	992
	Atkore, Inc. 4.25% 2031[1]	385	320
	Atlantic Aviation FBO, Inc., Term Loan, (3-month USD-LIBOR + 5.75%) 7.416% 2029[2,3]	2,180	2,098
	ATS Automation Tooling Systems, Inc. 4.125% 2028[1]	275	230
	Avis Budget Car Rental, LLC 5.75% 2027[1]	885	788
	Avis Budget Group, Inc. 5.375% 2029[1]	900	750
	Avolon Holdings Funding, Ltd. 5.25% 2024[1]	660	649
	Avolon Holdings Funding, Ltd. 2.528% 2027[1]	2,098	1,712
	BlueLinx Holdings, Inc. 6.00% 2029[1]	500	391
	Bohai Financial Investment Holding Co., Ltd. 4.50% 2023[1]	132	131
	Bombardier, Inc. 7.50% 2024[1]	474	446
	Bombardier, Inc. 7.50% 2025[1]	1,242	1,126
	Bombardier, Inc. 7.125% 2026[1]	3,425	2,835
	Bombardier, Inc. 7.875% 2027[1]	5,493	4,587
	Bombardier, Inc. 6.00% 2028[1]	2,475	1,859
	Bombardier, Inc. 7.45% 2034[1]	450	340
	Builders FirstSource, Inc. 4.25% 2032[1]	1,230	939
	BWX Technologies, Inc. 4.125% 2028[1]	740	660
	BWX Technologies, Inc. 4.125% 2029[1]	1,005	884
	Clarivate Science Holdings Corp. 3.875% 2028[1]	1,595	1,337
	Clarivate Science Holdings Corp. 4.875% 2029[1]	1,265	1,042
	Clean Harbors, Inc. 4.875% 2027[1]	766	702
	CoreLogic, Inc. 4.50% 2028[1]	4,279	3,302
	CoreLogic, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 8.188% 2029[2,3]	660	485
	Covanta Holding Corp. 5.00% 2030	1,340	1,097
	Covert Mergeco, Inc. 4.875% 2029[1]	1,295	1,055
	Dun & Bradstreet Corp. 5.00% 2029[1]	1,585	1,371
	Garda World Security Corp. 6.00% 2029[1]	150	115
	GFL Environmental, Inc. 3.50% 2028[1]	1,390	1,194
	Global Infrastructure Solutions, Inc. 5.625% 2029[1]	500	391
	Gol Finance SA 8.00% 2026	200	133
	Harsco Corp. 5.75% 2027[1]	700	561
	Herc Holdings, Inc. 5.50% 2027[1]	200	183
	Howmet Aerospace, Inc. 5.95% 2037	150	142
	Icahn Enterprises Finance Corp. 4.75% 2024	1,080	1,011
	JELD-WEN Holding, Inc. 4.875% 2027[1]	543	424
	Labl Escrow Issuer, LLC 6.75% 2026[1]	450	406
	Labl Escrow Issuer, LLC 10.50% 2027[1]	1,170	1,019
	LSC Communications, Inc. 8.75% 2023[1,4,7,8]	8,933	87
	LSC Communications, Inc., Term Loan B, (USD Prime Rate + 4.50%) 7.75% 2022[2,3,4,7,8]	301	3
	Masonite International Corp. 3.50% 2030[1]	530	423
	MasTec, Inc. 4.50% 2028[1]	460	414
	Maxar Technologies, Inc. 7.75% 2027[1]	345	342
	Meritor, Inc. 4.50% 2028[1]	210	202
	Mueller Water Products, Inc. 4.00% 2029[1]	275	240
	Nielsen Finance, LLC and Nielsen Finance Co. 5.625% 2028[1]	250	233
	Nielsen Finance, LLC and Nielsen Finance Co. 5.875% 2030[1]	1,100	1,012
	Nielsen Finance, LLC and Nielsen Finance Co. 4.75% 2031[1]	511	460
	Park River Holdings, Inc. 5.625% 2029[1]	775	484
	PGT Innovations, Inc. 4.375% 2029[1]	1,125	889
	Pitney Bowes, Inc. 6.875% 2027[1]	600	477
	PM General Purchaser, LLC 9.50% 2028[1]	2,198	1,779
	Prime Security Services Borrower, LLC 3.375% 2027[1]	475	393
	Prime Security Services Borrower, LLC 6.25% 2028[1]	627	526
	R.R. Donnelley & Sons Co. 6.125% 2026[1]	375	351
	Roller Bearing Company of America, Inc. 4.375% 2029[1]	170	145
	Sensata Technologies, Inc. 3.75% 2031[1]	500	402
	SkyMiles IP, Ltd. 4.75% 2028[1]	1,715	1,621

212	American Funds Insurance Series

American High-Income Trust  (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)
Industrials (continued)	SRS Distribution, Inc. 4.625% 2028[1]	USD480	$421
	Stericycle, Inc. 5.375% 2024[1]	1,135	1,098
	Stericycle, Inc. 3.875% 2029[1]	1,360	1,114
	The Brink’s Co. 4.625% 2027[1]	719	640
	Titan International, Inc. 7.00% 2028	750	706
	TransDigm, Inc. 6.25% 2026[1]	1,638	1,584
	TransDigm, Inc. 6.375% 2026	240	225
	TransDigm, Inc. 6.875% 2026	460	430
	TransDigm, Inc. 5.50% 2027	855	728
	TransDigm, Inc. 4.625% 2029	155	125
	TransDigm, Inc. 4.875% 2029	450	367
	Triumph Group, Inc. 6.25% 2024[1]	4,172	3,727
	Triumph Group, Inc. 8.875% 2024[1]	536	541
	Triumph Group, Inc. 7.75% 2025[1]	1,140	879
	Uber Technologies, Inc. 8.00% 2026[1]	498	497
	United Airlines Holdings, Inc. 6.50% 2027[1]	3,795	3,741
	United Airlines, Inc. 4.375% 2026[1]	480	425
	United Airlines, Inc. 4.625% 2029[1]	660	562
	United Rentals, Inc. 4.875% 2028	680	644
	United Rentals, Inc. 3.875% 2031	525	444
	United Rentals, Inc. 3.75% 2032	450	370
	Vertical Holdco GMBH 7.625% 2028[1]	835	751
	Vertical U.S. Newco, Inc. 5.25% 2027[1]	2,055	1,836
	WESCO Distribution, Inc. 7.125% 2025[1]	675	675
	WESCO Distribution, Inc. 7.25% 2028[1]	735	729
	Western Global Airlines, LLC 10.375% 2025[1]	475	458
	XPO Logistics, Inc. 6.25% 2025[1]	136	135

			73,554

Financials 7.21%	Advisor Group Holdings, LLC 6.25% 2028[1]	2,191	1,915
	AG Merger Sub II, Inc. 10.75% 2027[1]	3,800	3,763
	Alliant Holdings Intermediate, LLC 6.75% 2027[1]	1,741	1,549
	Alliant Holdings Intermediate, LLC / Alliant Holdings 4.25% 2027[1]	890	771
	Alliant Holdings Intermediate, LLC / Alliant Holdings 5.875% 2029[1]	1,560	1,297
	AmWINS Group, Inc. 4.875% 2029[1]	1,260	1,033
	Aretec Escrow Issuer, Inc. 7.50% 2029[1]	2,375	2,028
	Ascensus, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 7.50% 2029[2,3]	1,245	1,153
	AssuredPartners, Inc. 8.00% 2027[1]	437	410
	AssuredPartners, Inc. 5.625% 2029[1]	365	293
	BroadStreet Partners, Inc. 5.875% 2029[1]	575	451
	Castlelake Aviation Finance DAC 5.00% 2027[1]	1,840	1,531
	Coinbase Global, Inc. 3.375% 2028[1]	1,875	1,186
	Coinbase Global, Inc. 3.625% 2031[1]	1,545	872
	Compass Diversified Holdings 5.25% 2029[1]	4,005	3,313
	Compass Diversified Holdings 5.00% 2032[1]	1,330	1,031
	Credit Acceptance Corp. 5.125% 2024[1]	325	307
	Digital Currency Group, Inc., Term Loan, (3-month USD-LIBOR + 7.00%) 8.00% 2026[2,3,7,8]	947	838
	Digital Currency Group, Inc., Term Loan, 8.75% 2026[2,7,8]	1,263	1,074
	FS Energy and Power Fund 7.50% 2023[1]	2,784	2,795
	Hightower Holding, LLC 6.75% 2029[1]	905	682
	HUB International, Ltd. 7.00% 2026[1]	2,310	2,177
	HUB International, Ltd. 5.625% 2029[1]	240	199
	Icahn Enterprises Finance Corp. 5.25% 2027	277	246
	Icahn Enterprises Finance Corp. 4.375% 2029	675	547
	Iron Mountain Information Management Services, Inc. 5.00% 2032[1]	725	587
	Ladder Capital Corp. 4.25% 2027[1]	1,429	1,156
	LPL Holdings, Inc. 4.625% 2027[1]	1,592	1,489
	LPL Holdings, Inc. 4.00% 2029[1]	1,370	1,174

American Funds Insurance Series	213

American High-Income Trust  (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)
Financials (continued)	LPL Holdings, Inc. 4.375% 2031[1]	USD1,135	$972
	MGIC Investment Corp. 5.25% 2028	525	471
	MidCap Financial Issuer Trust 6.50% 2028[1]	750	647
	MSCI, Inc. 4.00% 2029[1]	900	800
	MSCI, Inc. 3.625% 2030[1]	66	55
	MSCI, Inc. 3.625% 2031[1]	1,325	1,093
	MSCI, Inc. 3.875% 2031[1]	1,450	1,244
	MSCI, Inc. 3.25% 2033[1]	945	755
	National Financial Partners Corp. 6.875% 2028[1]	739	612
	Navient Corp. 5.50% 2023	1,429	1,419
	Navient Corp. 5.875% 2024	1,450	1,335
	Navient Corp. 6.125% 2024	1,147	1,090
	Navient Corp. 6.75% 2025	550	497
	Navient Corp. 6.75% 2026	400	355
	Navient Corp. 5.00% 2027	2,883	2,375
	Navient Corp. 4.875% 2028	320	251
	Navient Corp. 5.50% 2029	2,280	1,761
	Navient Corp. 5.625% 2033	1,778	1,237
	Onemain Finance Corp. 3.875% 2028	206	158
	OneMain Holdings, Inc. 7.125% 2026	1,335	1,237
	Owl Rock Capital Corp. 3.75% 2025	600	556
	Owl Rock Capital Corp. 3.40% 2026	290	255
	Owl Rock Capital Corp. II 4.625% 2024[1]	450	428
	Owl Rock Capital Corp. III 3.125% 2027[1]	600	513
	Owl Rock Core Income Corp. 4.70% 2027[1]	800	730
	Oxford Finance, LLC / Oxford Finance Co-Issuer II, Inc. 6.375% 2027[1]	1,893	1,816
	Quicken Loans, LLC 3.625% 2029[1]	455	359
	Rocket Mortgage / Rocket Mortgage Co-Issuer, Inc. 2.875% 2026[1]	520	431
	Ryan Specialty Group, LLC 4.375% 2030[1]	725	632
	Springleaf Finance Corp. 6.125% 2024	367	351
	Springleaf Finance Corp. 6.625% 2028	340	304
	Springleaf Finance Corp. 5.375% 2029	183	149
	Starwood Property Trust, Inc. 4.375% 2027[1]	570	496

			61,251

Information technology 4.88%	Almonde, Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 8.489% 2025[2,3]	3,674	3,181
	Applied Systems, Inc., Term Loan, (3-month USD-LIBOR + 5.50%) 6.506% 2025[2,3]	822	797
	Avaya, Inc. 6.125% 2028[1]	490	321
	Black Knight, Inc. 3.625% 2028[1]	410	356
	BMC Software, Inc. 7.125% 2025[1]	180	173
	BMC Software, Inc. 9.125% 2026[1]	240	225
	BMC Software, Inc., Term Loan, (3-month USD-LIBOR + 5.50%) 6.128% 2026[2,3]	1,220	1,136
	Booz Allen Hamilton, Inc. 3.875% 2028[1]	1,765	1,565
	Booz Allen Hamilton, Inc. 4.00% 2029[1]	880	769
	CA Magnum Holdings 5.375% 2026[1]	220	191
	CDK Global, Inc. 7.25% 2029[1]	1,550	1,494
	Ciena Corp. 4.00% 2030[1]	440	380
	CommScope Finance, LLC 6.00% 2026[1]	430	397
	CommScope Finance, LLC 8.25% 2027[1]	310	246
	CommScope Technologies, LLC 6.00% 2025[1]	380	329
	CommScope Technologies, LLC 5.00% 2027[1]	220	163
	Condor Merger Sub, Inc. 7.375% 2030[1]	850	693
	Diebold Nixdorf AG, Term Loan B, (3-month USD-LIBOR + 2.75%) 4.00% 2023[2,3]	1,631	1,384
	Diebold Nixdorf, Inc. 9.375% 2025[1]	7,304	5,116
	Diebold, Inc. 8.50% 2024	1,301	678
	Elastic NV 4.125% 2029[1]	350	293
	Entegris Escrow Corp. 4.75% 2029[1]	790	737
	Fair Isaac Corp. 4.00% 2028[1]	1,695	1,505
	Gartner, Inc. 4.50% 2028[1]	2,098	1,930

214	American Funds Insurance Series

American High-Income Trust  (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)
Information technology (continued)	Gartner, Inc. 3.75% 2030[1]	USD450	$384
	GoDaddy Operating Co. 5.25% 2027[1]	390	358
	GoDaddy Operating Co. 3.50% 2029[1]	210	177
	Imola Merger Corp. 4.75% 2029[1]	300	252
	MicroStrategy, Inc. 6.125% 2028[1]	385	307
	MoneyGram International, Inc. 5.375% 2026[1]	1,575	1,502
	NCR Corp. 5.00% 2028[1]	315	268
	NCR Corp. 5.125% 2029[1]	3,409	2,890
	NCR Corp. 5.25% 2030[1]	116	100
	Rocket Software, Inc. 6.50% 2029[1]	785	569
	Sabre GLBL, Inc. 7.375% 2025[1]	48	45
	Sabre Holdings Corp. 9.25% 2025[1]	338	326
	Square, Inc. 2.75% 2026[1]	2,125	1,891
	Square, Inc. 3.50% 2031[1]	1,675	1,338
	Synaptics, Inc. 4.00% 2029[1]	375	305
	UKG, Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 4.212% 2026[2,3]	468	441
	UKG, Inc., Term Loan, (3-month USD-LIBOR + 5.25%) 6.212% 2027[2,3]	2,545	2,364
	Unisys Corp. 6.875% 2027[1]	1,795	1,570
	VeriSign, Inc. 5.25% 2025	132	133
	Veritas Holdings, Ltd. 7.50% 2025[1]	1,481	1,114
	Viavi Solutions, Inc. 3.75% 2029[1]	230	193
	Xerox Corp. 5.00% 2025[1]	570	531
	Xerox Corp. 5.50% 2028[1]	435	364

			41,481

Consumer staples 3.89%	Albertsons Companies, Inc. 4.625% 2027[1]	1,060	949
	Albertsons Companies, Inc. 5.875% 2028[1]	190	178
	Albertsons Companies, Inc. 3.50% 2029[1]	2,628	2,135
	Albertsons Companies, Inc. 4.875% 2030[1]	335	288
	B&G Foods, Inc. 5.25% 2025	612	565
	B&G Foods, Inc. 5.25% 2027	1,428	1,237
	Central Garden & Pet Co. 4.125% 2030	1,060	871
	Central Garden & Pet Co. 4.125% 2031[1]	1,005	808
	Coty, Inc. 5.00% 2026[1]	700	643
	Coty, Inc. 6.50% 2026[1]	320	296
	Coty, Inc. 4.75% 2029[1]	875	753
	Darling Ingredients, Inc. 5.25% 2027[1]	689	668
	Darling Ingredients, Inc. 6.00% 2030[1]	950	948
	Edgewell Personal Care Co. 5.50% 2028[1]	275	251
	Energizer Holdings, Inc. 4.375% 2029[1]	545	419
	Ingles Markets, Inc. 4.00% 2031[1]	345	299
	Kraft Heinz Company 3.875% 2027	375	363
	Kraft Heinz Company 4.375% 2046	646	539
	Kraft Heinz Company 5.50% 2050	440	423
	Kronos Acquisition Holdings, Inc. 5.00% 2026[1]	1,816	1,555
	Kronos Acquisition Holdings, Inc. 7.00% 2027[1]	2,890	2,171
	Lamb Weston Holdings, Inc. 4.875% 2028[1]	260	245
	Lamb Weston Holdings, Inc. 4.125% 2030[1]	2,500	2,171
	Lamb Weston Holdings, Inc. 4.375% 2032[1]	810	706
	Nestle Skin Health SA, Term Loan B3, (3-month USD-LIBOR + 3.75%) 6.00% 2026[2,3]	788	732
	Performance Food Group, Inc. 5.50% 2027[1]	570	529
	Performance Food Group, Inc. 4.25% 2029[1]	483	404
	Pilgrim’s Pride Corp. 5.875% 2027[1]	720	691
	Post Holdings, Inc. 5.625% 2028[1]	1,449	1,379
	Post Holdings, Inc. 5.50% 2029[1]	811	727
	Post Holdings, Inc. 4.625% 2030[1]	3,355	2,837
	Post Holdings, Inc. 4.50% 2031[1]	1,350	1,108
	Prestige Brands International, Inc. 5.125% 2028[1]	103	96

American Funds Insurance Series	215

American High-Income Trust  (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)
Consumer staples (continued)	Prestige Brands International, Inc. 3.75% 2031[1]	USD1,275	$1,059
	Simmons Foods, Inc. 4.625% 2029[1]	993	841
	TreeHouse Foods, Inc. 4.00% 2028	1,415	1,155
	United Natural Foods, Inc. 6.75% 2028[1]	1,700	1,591
	US Foods, Inc. 4.625% 2030[1]	460	388

			33,018

Utilities 3.26%	AmeriGas Partners LP 5.875% 2026	275	257
	AmeriGas Partners LP 5.75% 2027	392	359
	Calpine Corp. 4.50% 2028[1]	150	136
	Calpine Corp. 5.125% 2028[1]	518	457
	Calpine Corp. 3.75% 2031[1]	500	408
	DPL, Inc. 4.125% 2025	765	708
	Emera, Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[6]	1,155	1,119
	FirstEnergy Corp. 2.25% 2030	980	778
	FirstEnergy Corp. 2.65% 2030	624	516
	FirstEnergy Corp. 7.375% 2031	337	379
	FirstEnergy Corp. 3.40% 2050	470	320
	FirstEnergy Corp., Series C, 5.35% 2047[6]	475	402
	FirstEnergy Transmission, LLC 2.866% 2028[1]	325	275
	FirstEnergy Transmission, LLC 4.55% 2049[1]	100	81
	NextEra Energy Partners LP 4.25% 2024[1]	122	117
	NGL Energy Partners LP 7.50% 2026	650	487
	NRG Energy, Inc. 3.625% 2031[1]	1,130	888
	Pacific Gas and Electric Co. 4.55% 2030	623	554
	Pacific Gas and Electric Co. 3.95% 2047	500	347
	Pacific Gas and Electric Co. 3.50% 2050	400	268
	PG&E Corp. 5.00% 2028	3,205	2,713
	PG&E Corp. 5.25% 2030	3,040	2,507
	PG&E Corp., Term Loan, (3-month USD-LIBOR + 3.00%) 4.688% 2025[2,3]	250	236
	Talen Energy Corp. 10.50% 2026[1]	2,987	1,941
	Talen Energy Corp. 7.25% 2027[1,4]	4,699	4,634
	Talen Energy Corp. 6.625% 2028[1]	130	126
	Talen Energy Corp., Term Loan, (3-month USD CME Term SOFR + 4.75%) 5.949% 2023[2,3]	3,085	3,058
	Talen Energy Corp., Term Loan B, (3-month USD-LIBOR + 3.75%) 5.416% 2026[2,3,4]	500	480
	Talen Energy Supply, LLC 7.625% 2028[1,4]	489	480
	Targa Resources Partners LP 4.00% 2032	550	472
	Venture Global Calcasieu Pass, LLC 3.875% 2029[1]	1,190	1,044
	Vistra Operations Co., LLC 3.55% 2024[1]	231	223
	Vistra Operations Co., LLC 5.625% 2027[1]	970	914

			27,684

Real estate 2.98%	Brookfield Property REIT, Inc. 5.75% 2026[1]	2,284	2,091
	Diversified Healthcare Trust 4.375% 2031	560	382
	Forestar Group, Inc. 3.85% 2026[1]	465	383
	Forestar Group, Inc. 5.00% 2028[1]	92	75
	Howard Hughes Corp. 5.375% 2028[1]	1,447	1,215
	Howard Hughes Corp. 4.125% 2029[1]	2,043	1,579
	Howard Hughes Corp. 4.375% 2031[1]	2,218	1,645
	Iron Mountain, Inc. 4.875% 2027[1]	1,616	1,465
	Iron Mountain, Inc. 5.00% 2028[1]	367	326
	Iron Mountain, Inc. 5.25% 2028[1]	1,214	1,092
	Iron Mountain, Inc. 5.25% 2030[1]	2,680	2,335
	Iron Mountain, Inc. 4.50% 2031[1]	950	779
	Kennedy-Wilson Holdings, Inc. 4.75% 2029	2,505	2,033
	Kennedy-Wilson Holdings, Inc. 4.75% 2030	2,315	1,815

216	American Funds Insurance Series

American High-Income Trust  (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)
Real estate (continued)	Kennedy-Wilson Holdings, Inc. 5.00% 2031	USD2,265	$1,759
	Ladder Capital Corp. 5.25% 2025[1]	740	671
	Ladder Capital Corp. 4.75% 2029[1]	100	77
	Medical Properties Trust, Inc. 5.00% 2027	638	585
	Medical Properties Trust, Inc. 3.50% 2031	239	189
	Park Intermediate Holdings, LLC 4.875% 2029[1]	820	705
	Realogy Corp. 5.75% 2029[1]	2,028	1,541
	Realogy Corp. 5.25% 2030[1]	922	685
	RHP Hotel Properties LP / RHP Finance Corp. 4.50% 2029[1]	535	455
	RLJ Lodging Trust, LP 4.00% 2029[1]	800	659
	WeWork Companies, LLC 5.00% 2025[1]	1,170	757

			25,298

	Total corporate bonds, notes & loans		767,210

Mortgage-backed obligations 0.07%
Collateralized mortgage-backed obligations 0.07%	Treehouse Park Improvement Association No.1 - Anleihen 9.75% 2033[1,7,8]	712	631

Asset-backed obligations 0.02%
	Castlelake Aircraft Securitization Trust, Series 2017-1R, Class C, 6.50% 2041[1,9]	248	129

	Total bonds, notes & other debt instruments (cost: $894,827,000)		767,970

Convertible bonds & notes 0.06%
Communication services 0.05%	DISH DBS Corp., convertible notes, 3.375% 2026	635	430

Energy 0.01%	Mesquite Energy, Inc., convertible notes, 13.14% Cash 2023[1,5,7,8]	79	79

	Total convertible bonds & notes (cost: $719,000)		509

Convertible stocks 0.09%		Shares
Financials 0.05%	2020 Cash Mandatory Exchangeable Trust, convertible preferred shares, 5.25% 2023[1]	411	473

Utilities 0.04%	PG&E Corp., convertible preferred units, 5.50% 2023	3,350	320

	Total convertible stocks (cost: $677,000)		793

Common stocks 4.61%
Health care 2.42%	Rotech Healthcare, Inc.[7,8,10,11]	201,793	20,582

Energy 1.43%	Chesapeake Energy Corp.	51,857	4,206
	Oasis Petroleum, Inc.	21,768	2,648
	Ascent Resources - Utica, LLC, Class A7,8,10,11	6,297,894	1,700
	Denbury, Inc.[10]	22,380	1,343
	Weatherford International[10]	40,159	850
	California Resources Corp.	17,202	662

American Funds Insurance Series	217

American High-Income Trust  (continued)

Common stocks (continued)		Shares	Value (000)
Energy (continued)	Diamond Offshore Drilling, Inc.[10]	82,188	$484
	Diamond Offshore Drilling, Inc.[1,10]	28,784	170
	McDermott International, Ltd.[7,8,10]	107,875	62
	Mesquite Energy, Inc.[7,8,10]	3,558	21
	Bighorn Permian Resources, LLC[7,8,10]	2,894	15
	Constellation Oil Services Holding SA, Class B-1[7,8,10]	3,449,949	–	[12]

			12,161

Consumer discretionary 0.34%	NMG Parent, LLC[10]	9,965	1,794
	MYT Holding Co., Class B7,8,10	608,846	1,065

			2,859

Financials 0.32%	Jonah Energy Parent, LLC[7,8]	38,716	2,485
	Navient Corp.	20,000	280

			2,765

Information technology 0.05%	MoneyGram International, Inc.[10]	41,400	414

Communication services 0.05%	Intelsat SA7,8,10	8,164	220
	iHeartMedia, Inc., Class A10	22,639	179

			399

	Total common stocks (cost: $15,065,000)		39,180

Preferred securities 0.31%
Consumer discretionary 0.27%	MYT Holdings, LLC, Series A, preferred shares, 10.00% 2029[10]	2,095,904	2,295

Industrials 0.04%	ACR III LSC Holdings, LLC, Series B, preferred shares[1,7,8,10]	1,022	326

	Total preferred securities (cost: $2,933,000)		2,621

Rights & warrants 0.19%
Consumer discretionary 0.15%	NMG Parent, LLC, warrants, expire 2027[7,10]	27,111	1,293

Energy 0.04%	Chesapeake Energy Corp., Class B, warrants, expire 2026[10]	2,867	162
	Chesapeake Energy Corp., Class A, warrants, expire 2026[10]	1,440	96
	Chesapeake Energy Corp., Class C, warrants, expire 2026[10]	1,102	58

			316

Communication services 0.00%	Intelsat Jackson Holdings SA (CVR), Series A7,8,10	855	4
	Intelsat Jackson Holdings SA (CVR), Series B7,8,10	855	3

			7

	Total rights & warrants (cost: $699,000)		1,616

218	American Funds Insurance Series

American High-Income Trust  (continued)

Short-term securities 2.60%	Shares	Value (000)

Money market investments 2.60%
Capital Group Central Cash Fund 1.38%[13,14]	220,640	$22,060

Total short-term securities (cost: $22,062,000)		22,060

Total investment securities 98.22% (cost: $936,982,000)		834,749
Other assets less liabilities 1.78%		15,127

Net assets 100.00%		$849,876

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized appreciation at 6/30/2022 (000)
5 Year U.S. Treasury Note Futures	Short	21	September 2022	USD(2,357)	$18
10 Year U.S. Treasury Note Futures	Short	17	September 2022	(2,015)	27
30 Year Ultra U.S. Treasury Bond Futures	Short	6	September 2022	(926)	28

					$73

Swap contracts

Credit default swaps

Centrally cleared credit default swaps on credit indices – buy protection

Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 6/30/2022 (000)	Upfront premium paid (000)	Unrealized appreciation at 6/30/2022 (000)

CDX.NA.HY.38	5.00%	Quarterly	6/20/2027	USD14,167	$427	$6	$421

Investments in affiliates[14]

	Value of affiliate at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliate at 6/30/2022 (000)	Dividend income (000)

Short-term securities 2.60%
Money market investments 2.60%
Capital Group Central Cash Fund 1.38%[13]	$17,238	$130,229	$125,397	$(4)	$(6)	$22,060	$68

Private placement securities[11]
	Acquisition date	Cost (000)	Value (000)	Percent of net assets

Rotech Healthcare, Inc.	9/26/2013	$4,331	$20,582	2.42%
Ascent Resources - Utica, LLC, Class A	11/15/2016	302	1,700	.20

Total		$4,633	$22,282	2.62%

American Funds Insurance Series	219

American High-Income Trust  (continued)

[1]

Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $566,024,000, which represented 66.60% of the net assets of the fund.

[2]

Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $25,280,000, which represented 2.97% of the net assets of the fund.

[3]

Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[4]	Scheduled interest and/or principal payment was not received.
[5]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[6]	Step bond; coupon rate may change at a later date.
[7]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $32,316,000, which represented 3.80% of the net assets of the fund.
[8]	Value determined using significant unobservable inputs.
[9]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[10]	Security did not produce income during the last 12 months.
[11]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale.
[12]	Amount less than one thousand.
[13]	Rate represents the seven-day yield at 6/30/2022.
[14]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviations

CME = CME Group

CVR = Contingent Value Rights

DAC = Designated Activity Company

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

SOFR = Secured Overnight Financing Rate

USD = U.S. dollars

Refer to the notes to financial statements.

220	American Funds Insurance Series

American Funds Mortgage Fund

Investment portfolio June 30, 2022	unaudited

Bonds, notes & other debt instruments 94.57%		Principal amount (000)		Value (000)

Mortgage-backed obligations 74.15%
Federal agency mortgage-backed obligations 70.07%	Fannie Mae Pool #695412 5.00% 2033[1]	USD–	[2]	$–	[2]
	Fannie Mae Pool #AD3566 5.00% 2035[1]	2		2
	Fannie Mae Pool #256583 5.00% 2036[1]	33		33
	Fannie Mae Pool #AC0794 5.00% 2039[1]	5		5
	Fannie Mae Pool #931768 5.00% 2039[1]	1		2
	Fannie Mae Pool #932606 5.00% 2040[1]	3		3
	Fannie Mae Pool #MA4501 2.00% 2041[1]	386		345
	Fannie Mae Pool #MA4387 2.00% 2041[1]	20		18
	Fannie Mae Pool #AJ1873 4.00% 2041[1]	7		7
	Fannie Mae Pool #AE1248 5.00% 2041[1]	9		9
	Fannie Mae Pool #AE1274 5.00% 2041[1]	7		7
	Fannie Mae Pool #AE1277 5.00% 2041[1]	5		5
	Fannie Mae Pool #AE1283 5.00% 2041[1]	2		3
	Fannie Mae Pool #MA4540 2.00% 2042[1]	552		493
	Fannie Mae Pool #MA4570 2.00% 2042[1]	125		111
	Fannie Mae Pool #AE1290 5.00% 2042[1]	5		6
	Fannie Mae Pool #AT0300 3.50% 2043[1]	2		2
	Fannie Mae Pool #AT3954 3.50% 2043[1]	2		2
	Fannie Mae Pool #AY1829 3.50% 2044[1]	2		2
	Fannie Mae Pool #BJ5015 4.00% 2047[1]	42		42
	Fannie Mae Pool #BH3122 4.00% 2047[1]	1		1
	Fannie Mae Pool #BK6840 4.00% 2048[1]	28		28
	Fannie Mae Pool #BK5232 4.00% 2048[1]	21		21
	Fannie Mae Pool #BK9743 4.00% 2048[1]	8		8
	Fannie Mae Pool #BK9761 4.50% 2048[1]	5		5
	Fannie Mae Pool #CA5496 3.00% 2050[1,3]	1,287		1,212
	Fannie Mae Pool #FM9492 2.50% 2051[1]	484		438
	Fannie Mae Pool #FM9804 2.50% 2051[1]	262		238
	Fannie Mae Pool #FM9694 2.50% 2051[1]	241		219
	Fannie Mae Pool #FM7687 3.00% 2051[1]	295		277
	Fannie Mae Pool #CB0041 3.00% 2051[1]	220		208
	Fannie Mae Pool #FM9976 3.00% 2051[1]	105		99
	Fannie Mae Pool #CB2544 3.00% 2052[1]	294		275
	Fannie Mae Pool #BF0379 3.50% 2059[1]	156		152
	Fannie Mae Pool #BF0497 3.00% 2060[1]	56		53
	Fannie Mae Pool #BF0481 3.50% 2060[1]	188		183
	Freddie Mac Pool #A18781 5.00% 2034[1,3]	655		689
	Freddie Mac Pool #RB5138 2.00% 2041[1]	106		95
	Freddie Mac Pool #RB5148 2.00% 2042[1]	617		547
	Freddie Mac Pool #RB5145 2.00% 2042[1]	98		87
	Freddie Mac Pool #Q15874 4.00% 2043[1]	1		1
	Freddie Mac Pool #760014 2.797% 2045[1,4]	383		381
	Freddie Mac Pool #760012 3.113% 2045[1,4]	40		40
	Freddie Mac Pool #760013 3.202% 2045[1,4]	25		25
	Freddie Mac Pool #760015 2.557% 2047[1,4]	70		69
	Freddie Mac Pool #Q52069 3.50% 2047[1]	32		31
	Freddie Mac Pool #Q47615 3.50% 2047[1]	19		18
	Freddie Mac Pool #Q56599 4.00% 2048[1]	32		32
	Freddie Mac Pool #Q55971 4.00% 2048[1]	22		22
	Freddie Mac Pool #Q56175 4.00% 2048[1]	19		19
	Freddie Mac Pool #Q55970 4.00% 2048[1]	11		11
	Freddie Mac Pool #Q58411 4.50% 2048[1]	58		60
	Freddie Mac Pool #Q58436 4.50% 2048[1]	31		32
	Freddie Mac Pool #Q58378 4.50% 2048[1]	21		21
	Freddie Mac Pool #RA1339 3.00% 2049[1,3]	1,580		1,482
	Freddie Mac Pool #QA2748 3.50% 2049[1]	21		21
	Freddie Mac Pool #SD7550 3.00% 2052[1]	425		401
	Freddie Mac Pool #SD0873 3.50% 2052[1,3]	1,280		1,249
	Freddie Mac, Series K749, Class A2, Multi Family, 2.12% 2029[1]	131		120
	Freddie Mac, Series K143, Class A2, Multi Family, 2.35% 2032[1]	275		246
	Freddie Mac, Series K144, Class A2, Multi Family, 2.45% 2032[1]	100		90

American Funds Insurance Series	221

American Funds Mortgage Fund  (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[1]	USD224	$219
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[1,4]	166	162
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[1,4]	143	139
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 2056[1]	105	101
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 2057[1]	117	111
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[1,4]	102	99
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[1]	160	158
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 2058[1]	32	31
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 2058[1]	19	19
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 2028[1]	331	328
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[1]	15	15
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 2032[1]	494	488
	Government National Mortgage Assn. 2.00% 2052[1,5]	175	155
	Government National Mortgage Assn. 2.50% 2052[1,5]	407	373
	Government National Mortgage Assn. 3.00% 2052[1,5]	3,033	2,860
	Government National Mortgage Assn. 3.50% 2052[1,5]	378	366
	Government National Mortgage Assn. 4.00% 2052[1,5]	183	182
	Government National Mortgage Assn. 4.00% 2052[1,5]	156	156
	Government National Mortgage Assn. 4.50% 2052[1,5]	3,527	3,566
	Government National Mortgage Assn. 5.00% 2052[1,5]	8,570	8,751
	Government National Mortgage Assn. 5.00% 2052[1,5]	425	436
	Government National Mortgage Assn. Pool #AH5894 3.75% 2034[1]	713	728
	Government National Mortgage Assn. Pool #AD0028 3.75% 2038[1]	551	550
	Government National Mortgage Assn. Pool #AH5897 3.75% 2039[1]	535	534
	Government National Mortgage Assn. Pool #004410 4.00% 2039[1]	56	54
	Government National Mortgage Assn. Pool #783690 6.00% 2039[1]	92	101
	Government National Mortgage Assn. Pool #004823 4.00% 2040[1]	84	82
	Government National Mortgage Assn. Pool #005142 4.50% 2041[1]	12	12
	Government National Mortgage Assn. Pool #005104 5.00% 2041[1]	172	178
	Government National Mortgage Assn. Pool #005165 6.50% 2041[1]	84	87
	Government National Mortgage Assn. Pool #MA0366 3.50% 2042[1]	201	190
	Government National Mortgage Assn. Pool #AA5326 3.50% 2042[1]	135	131
	Government National Mortgage Assn. Pool #AD4360 3.50% 2043[1]	92	91
	Government National Mortgage Assn. Pool #AF0140 3.50% 2043[1]	60	59
	Government National Mortgage Assn. Pool #AH5884 4.25% 2044[1]	1,123	1,135
	Government National Mortgage Assn. Pool #AO0409 4.62% 2065[1]	150	150
	Government National Mortgage Assn. Pool #AO0461 4.632% 2065[1]	76	77
	Government National Mortgage Assn. Pool #AN1825 4.633% 2065[1]	254	255
	Government National Mortgage Assn. Pool #AO0385 4.494% 2066[1]	571	574
	Government National Mortgage Assn. Pool #725897 5.20% 2066[1]	1	1
	Uniform Mortgage-Backed Security 2.00% 2052[1,5]	2,322	2,013
	Uniform Mortgage-Backed Security 2.50% 2052[1,5]	2,106	1,892
	Uniform Mortgage-Backed Security 3.50% 2052[1,5]	4,633	4,451
	Uniform Mortgage-Backed Security 4.00% 2052[1,5]	12,411	12,201
	Uniform Mortgage-Backed Security 4.50% 2052[1,5]	5,220	5,230

222	American Funds Insurance Series

American Funds Mortgage Fund  (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)	Uniform Mortgage-Backed Security 4.50% 2052[1,5]	USD245	$245
	Uniform Mortgage-Backed Security 5.00% 2052[1,5]	4,635	4,719
	Uniform Mortgage-Backed Security 5.00% 2052[1,5]	440	447

			65,205

Collateralized mortgage-backed obligations (privately originated) 2.37%	Cascade Funding Mortgage Trust, Series 2020-HB4, Class A, 0.946% 2030[1,4,6]	101	100
	Cascade Funding Mortgage Trust, Series 2021-HB7, Class A, 1.151% 2031[1,4,6]	106	104
	Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 2036[1,4,6]	357	351
	CIM Trust, Series 2022-R2, Class A1, 3.75% 2061[1,4,6]	196	190
	COLT Funding, LLC, Series 2021-5, Class A1, 1.726% 2066[1,4,6]	91	83
	Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 2.00% 2060[1,4,6]	171	161
	GCAT, Series 2021-NQM6, Class A1, 1.855% 2066[1,4,6]	107	98
	GS Mortgage-Backed Securities Trust, Series 2022-PJ5, Class A4, 2.50% 2052[1,4,6]	217	189
	Mello Warehouse Securitization Trust, Series 2020-2, Class A, (1-month USD-LIBOR + 0.80%) 2.424% 2053[1,4,6]	27	27
	Mello Warehouse Securitization Trust, Series 2021-2, Class A, (1-month USD-LIBOR + 0.75%) 2.374% 2055[1,4,6]	210	207
	Mello Warehouse Securitization Trust, Series 2021-3, Class A, (1-month USD-LIBOR + 0.85%) 2.474% 2055[1,4,6]	175	170
	Mill City Mortgage Trust, Series 15-1, Class M2, 3.631% 2056[1,4,6]	60	60
	Onslow Bay Financial Mortgage Loan Trust, Series 2022-J1, Class A2, 2.50% 2052[1,4,6]	141	121
	Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 2031[1,4,6]	128	123
	Towd Point Mortgage Trust, Series 2015-4, Class M2, 3.75% 2055[1,4,6]	100	99
	Towd Point Mortgage Trust, Series 2015-4, Class M1, 3.75% 2055[1,4,6]	45	45
	Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 2056[1,4,6]	61	61
	Towd Point Mortgage Trust, Series 2017-5, Class A1, 2.224% 2057[1,4,6]	13	13

			2,202

Commercial mortgage-backed securities 1.71%	Boca Commercial Mortgage Trust, Series 2022-BOCA, Class A, (1-month USD CME Term SOFR + 1.767%) 2.27% 2039[1,4,6]	100	98
	BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.11%) 2.865% 2027[1,4,6]	100	99
	BX Trust, Series 2021-VOLT, Class A, (1-month USD-LIBOR + 0.70%) 2.024% 2036[1,4,6]	100	97
	BX Trust, Series 2021-ARIA, Class A, (1-month USD-LIBOR + 0.899%) 2.223% 2036[1,4,6]	606	571
	LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class A, (1-month USD-LIBOR + 1.05%) 2.374% 2038[1,4,6]	475	458
	MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD-LIBOR + 0.801%) 2.125% 2026[1,4,6]	273	266

			1,589

	Total mortgage-backed obligations		68,996

U.S. Treasury bonds & notes 15.26%
U.S. Treasury inflation-protected securities 9.74%	U.S. Treasury Inflation-Protected Security 0.125% 2023[7]	693	705
	U.S. Treasury Inflation-Protected Security 0.375% 2023[7]	643	654
	U.S. Treasury Inflation-Protected Security 0.625% 2023[7]	345	351
	U.S. Treasury Inflation-Protected Security 0.125% 2024[7]	638	645
	U.S. Treasury Inflation-Protected Security 0.125% 2024[7]	104	105
	U.S. Treasury Inflation-Protected Security 0.50% 2024[7]	244	248
	U.S. Treasury Inflation-Protected Security 0.625% 2024[3,7]	4,262	4,332
	U.S. Treasury Inflation-Protected Security 0.125% 2025[7]	123	123
	U.S. Treasury Inflation-Protected Security 0.125% 2026[7]	63	63

American Funds Insurance Series	223

American Funds Mortgage Fund  (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

U.S. Treasury bonds & notes (continued)
U.S. Treasury inflation-protected securities (continued)	U.S. Treasury Inflation-Protected Security 0.125% 2031[7]	USD1,166	$1,106
	U.S. Treasury Inflation-Protected Security 0.75% 2042[7]	414	376
	U.S. Treasury Inflation-Protected Security 1.00% 2049[7]	373	357

			9,065

U.S. Treasury 5.52%	U.S. Treasury 0.875% 2024	70	68
	U.S. Treasury 1.125% 2028	1,102	991
	U.S. Treasury 1.25% 2028	415	373
	U.S. Treasury 1.50% 2028	150	136
	U.S. Treasury 1.25% 2031	443	381
	U.S. Treasury 1.875% 2032	10	9
	U.S. Treasury 2.875% 2032	550	544
	U.S. Treasury 1.875% 2041[3]	775	606
	U.S. Treasury 2.375% 2042	750	633
	U.S. Treasury 3.25% 2042	250	243
	U.S. Treasury 1.625% 2050	620	434
	U.S. Treasury 1.875% 2051	965	721

			5,139

	Total U.S. Treasury bonds & notes		14,204

Asset-backed obligations 4.34%
	Ballyrock CLO, Ltd., Series 2019-2A, Class A1AR, (3-month USD-LIBOR + 1.00%) 2.478% 2030[1,4,6]	250	246
	Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 2033[1,6]	65	61
	Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A, 0.90% 2034[1,6]	70	66
	CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 2060[1,6]	290	263
	CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 2061[1,6]	426	377
	CPS Auto Receivables Trust, Series 2022-B, Class A, 2.88% 2026[1,6]	93	92
	Exeter Automobile Receivables Trust, Series 2019-3A, Class C, 2.79% 2024[1,6]	16	16
	FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 2039[1,6]	100	98
	Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 2025[1,6]	86	81
	Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 2069[1,6]	129	118
	Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 2069[1,6]	235	216
	Navient Student Loan Trust, Series 2021-FA, Class A, 1.11% 2070[1,6]	215	189
	Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 2062[1,6]	216	200
	Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 2062[1,6]	784	728
	Nelnet Student Loan Trust, Series 2021-C, Class AFL, (1-month USD-LIBOR + 0.74%) 2.335% 2062[1,4,6]	593	579
	New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 2061[1,6]	530	463
	Sound Point CLO, Ltd., Series 2015-1RA, Class AR, (3-month USD-LIBOR + 1.08%) 2.124% 2030[1,4,6]	250	247

			4,040

Bonds & notes of governments & government agencies outside the U.S. 0.55%
	CPPIB Capital, Inc. 0.875% 2026[6]	320	290
	Ontario Teachers’ Finance Trust 0.875% 2026[6]	250	225

			515

Federal agency bonds & notes 0.27%
	Fannie Mae 0.875% 2030	300	248

	Total bonds, notes & other debt instruments (cost: $90,234,000)		88,003

224	American Funds Insurance Series

American Funds Mortgage Fund  (continued)

Short-term securities 54.13%	Weighted average yield at acquisition	Principal amount (000)	Value (000)

Federal agency bills & notes 23.46%
Fannie Mae 8/31/2022	1.200%	USD4,000	$3,990
Federal Farm Credit Banks 8/18/2022	1.140	945	943
Federal Home Loan Bank 7/6/2022	1.360	4,000	3,999
Federal Home Loan Bank 7/13/2022	0.930	11,000	10,996
Federal Home Loan Bank 8/12/2022	1.650	900	899
Tennessee Valley Authority 7/6/2022	1.370	1,000	1,000

			21,827

Commercial paper 21.77%
Apple, Inc. 8/1/2022[6]	1.000	1,500	1,498
Atlantic Asset Securitization, LLC 7/1/2022[6]	1.560	500	500
BofA Securities, Inc. 8/29/2022[6]	2.000	800	797
BofA Securities, Inc. 9/6/2022[6]	1.543	1,200	1,195
Chariot Funding, LLC 8/10/2022[6]	1.650	1,000	998
CHARTA, LLC 9/8/2022[6]	1.600	2,000	1,992
Coca-Cola Co. 8/9/2022[6]	1.000	1,600	1,597
Eli Lilly and Co. 7/1/2022[6]	0.900	2,000	2,000
Henkel of America, Inc. 7/19/2022[6]	0.850	2,000	1,998
Honeywell International, Inc. 10/17/2022[6]	2.050	2,000	1,987
Linde, Inc. 7/6/2022	1.590	2,000	2,000
Paccar Financial Corp. 7/1/2022	0.950	200	200
Procter & Gamble Co. 7/11/2022[6]	0.780	2,000	1,999
Wal-Mart Stores, Inc. 7/25/2022[6]	1.543	1,000	999
Wal-Mart Stores, Inc. 8/8/2022[6]	1.650	500	499

			20,259

U.S. Treasury bills 8.90%
U.S. Treasury 8/16/2022	1.350	550	549
U.S. Treasury 8/18/2022	1.010	5,750	5,739
U.S. Treasury 8/23/2022	1.430	2,000	1,996

			8,284

Total short-term securities (cost: $50,383,000)			50,370

	Total investment securities 148.70% (cost: $140,617,000)		138,373
Other assets less liabilities (48.70)%			(45,320)

Net assets 100.00%			$93,053

American Funds Insurance Series	225

American Funds Mortgage Fund  (continued)

Futures contracts
Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2022 (000)
30 Day Federal Funds Futures	Long	42	September 2022	USD17,105	$6
3 Month SOFR Futures	Short	12	June 2023	(2,899)	3
2 Year U.S. Treasury Note Futures	Short	28	September 2022	(5,880)	(12)
5 Year U.S. Treasury Note Futures	Long	77	September 2022	8,643	(27)
10 Year Ultra U.S. Treasury Note Futures	Long	60	September 2022	7,643	(73)
10 Year U.S. Treasury Note Futures	Long	12	September 2022	1,422	(17)
20 Year U.S. Treasury Bond Futures	Long	12	September 2022	1,664	31
30 Year Ultra U.S. Treasury Bond Futures	Long	1	September 2022	154	(5)

					$(94)

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

							Upfront	Unrealized appreciation at 6/30/2022 (000)
Receive		Pay			Notional	Value at	premium
Rate	Payment frequency	Rate	Payment frequency	Expiration date	amount (000)	6/30/2022 (000)	paid (000)
3-month USD-LIBOR	Quarterly	0.81%	Semi-annual	7/28/2045	USD1,800	$675	$5	$670

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Amount less than one thousand.
[3]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $673,000, which represented .72% of the net assets of the fund.
[4]

Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

[5]	Purchased on a TBA basis.
[6]

Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $26,405,000, which represented 28.38% of the net assets of the fund.

[7]	Index-linked bond whose principal amount moves with a government price index.

Key to abbreviations

Assn. = Association

CLO = Collateralized Loan Obligations

CME = CME Group

CMO = Collateralized Mortgage Obligations

LIBOR = London Interbank Offered Rate

SOFR = Secured Overnight Financing Rate

TBA = To be announced

USD = U.S. dollars

Refer to the notes to financial statements.

226	American Funds Insurance Series

Ultra-Short Bond Fund

Investment portfolio June 30, 2022	unaudited

Short-term securities 98.17%	Weighted average yield at acquisition	Principal amount (000)	Value (000)

Commercial paper 69.40%
ANZ New Zealand (International), Ltd. 8/15/2022[1]	1.400%	USD3,700	$3,691
Bank of Montreal 7/19/2022[1]	1.600	10,500	10,491
BofA Securities, Inc. 8/22/2022[1]	1.850	10,000	9,971
British Columbia (Province of) 7/20/2022	1.050	4,800	4,796
British Columbia (Province of) 8/22/2022	1.346	1,900	1,895
British Columbia (Province of) 8/25/2022	1.340	4,000	3,989
Caisse d’Amortissement de la Dette Sociale 7/13/2022	1.130	2,445	2,444
Caisse d’Amortissement de la Dette Sociale 8/30/2022	1.938	7,000	6,976
Chariot Funding, LLC 7/26/2022[1]	1.148	7,500	7,491
CRC Funding, LLC 9/12/2022[1]	1.570	10,300	10,255
DBS Bank, Ltd. 9/1/2022[1]	1.570	5,000	4,982
DBS Bank, Ltd. 9/22/2022[1]	2.220	4,000	3,979
DNB Bank ASA 7/8/2022[1]	1.165	4,000	3,999
EssilorLuxottica 9/22/2022[1]	2.200	4,100	4,081
Gotham Funding Corp. 7/15/2022[1]	1.080	8,300	8,294
Gotham Funding Corp. 8/30/2022[1]	1.520	3,000	2,990
Hydro-Québec 7/25/2022[1]	1.550	10,500	10,489
ING (U.S.) Funding, LLC 7/26/2022	1.120	7,000	6,992
KfW 8/23/2022[1]	1.950	9,200	9,174
Komatsu Finance America, Inc. 7/21/2022[1]	1.600	3,600	3,597
Liberty Street Funding, LLC 7/28/2022[1]	1.200	3,000	2,996
Liberty Street Funding, LLC 9/22/2022[1]	2.200	5,000	4,974
LMA-Americas, LLC 7/19/2022[1]	1.180	3,700	3,697
Longship Funding, LLC 7/6/2022[1]	1.180	6,000	5,998
Longship Funding, LLC 7/13/2022[1]	1.310	5,000	4,997
LVMH Moët Hennessy Louis Vuitton, Inc. 8/25/2022[1]	1.900	2,100	2,094
LVMH Moët Hennessy Louis Vuitton, Inc. 9/20/2022[1]	2.000	5,600	5,574
Mizuho Bank, Ltd. 7/18/2022[1]	0.995	10,000	9,992
Nederlandse Waterschapsbank NV 7/28/2022[1]	1.208	10,000	9,986
Nestlé Finance International, Ltd. 7/11/2022[1]	1.200	7,000	6,997
Nestlé Finance International, Ltd. 8/31/2022[1]	1.383	4,100	4,089
Novartis Finance Corp. 7/22/2022[1]	1.590	8,000	7,992
Oesterreich Kontrollbank 7/18/2022	1.600	5,800	5,795
Oesterreich Kontrollbank 8/29/2022	1.909	5,000	4,984
Old Line Funding, LLC 7/6/2022[1]	0.870	10,000	9,997
Siemens Capital Co., LLC 7/1/2022[1]	1.560	5,000	5,000
Siemens Capital Co., LLC 7/11/2022[1]	0.810	4,900	4,898
Sumitomo Mitsui Banking Corp. 7/27/2022[1]	1.600	5,000	4,994
Sumitomo Mitsui Trust Bank, Ltd. 8/5/2022[1]	1.750	8,000	7,986
Sumitomo Mitsui Trust Bank, Ltd. 8/26/2022[1]	1.475	2,800	2,791
Swedish Export Credit Corp. 8/8/2022	1.250	10,000	9,982
TotalEnergies Capital Canada, Ltd. 7/1/2022[1]	1.640	11,000	11,000
Toyota Industries Commercial Finance, Inc. 7/26/2022[1]	1.120	7,900	7,891
Toyota Industries Commercial Finance, Inc. 9/6/2022[1]	1.500	3,000	2,989
Toyota Motor Credit Corp. 7/18/2022	1.240	5,000	4,996
United Overseas Bank, Ltd. 7/12/2022[1]	1.120	10,000	9,995
Wal-Mart Stores, Inc. 8/1/2022[1]	1.630	11,000	10,984

			294,244

Federal agency bills & notes 17.61%
Federal Home Loan Bank 7/13/2022	0.861	21,600	21,592
Federal Home Loan Bank 7/15/2022	0.930	3,300	3,299
Federal Home Loan Bank 7/27/2022	0.990	8,000	7,993
Federal Home Loan Bank 7/29/2022	1.030	5,000	4,996
Federal Home Loan Bank 8/3/2022	1.050	5,000	4,995
Federal Home Loan Bank 8/17/2022	1.660	15,000	14,974
Federal Home Loan Bank 8/24/2022	1.630	1,900	1,896

American Funds Insurance Series	227

Ultra-Short Bond Fund  (continued)

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)

Federal agency bills & notes (continued)
Federal Home Loan Bank 9/2/2022	1.190%	USD5,000	$4,987
Federal Home Loan Bank 9/28/2022	1.870	5,000	4,979
Federal Home Loan Bank 10/13/2022	1.907	5,000	4,974

			74,685

U.S. Treasury bills 11.16%
U.S. Treasury 7/19/2022	0.678	10,000	9,995
U.S. Treasury 7/21/2022	0.800	10,000	9,994
U.S. Treasury 8/2/2022	1.013	3,200	3,197
U.S. Treasury 8/9/2022	0.942	10,000	9,987
U.S. Treasury 9/8/2022	1.375	4,200	4,188
U.S. Treasury 10/18/2022	1.936	10,000	9,940

			47,301

Total short-term securities (cost: $416,305,000)			416,230

Total investment securities 98.17% (cost: $416,305,000)			416,230
Other assets less liabilities 1.83%			7,777

Net assets 100.00%			$424,007

[1]

Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $241,395,000, which represented 56.93% of the net assets of the fund.

Refer to the notes to financial statements.

228	American Funds Insurance Series

U.S. Government Securities Fund

Investment portfolio June 30, 2022	unaudited

Bonds, notes & other debt instruments 91.14%		Principal amount (000)		Value (000)

Mortgage-backed obligations 46.39%
Federal agency mortgage-backed obligations 46.39%	Fannie Mae Pool #695412 5.00% 2033[1]	USD1		$1
	Fannie Mae Pool #AD3566 5.00% 2035[1]	6		7
	Fannie Mae Pool #MA2746 4.00% 2036[1]	1,483		1,509
	Fannie Mae Pool #MA2588 4.00% 2036[1]	740		753
	Fannie Mae Pool #256860 6.50% 2037[1]	12		13
	Fannie Mae Pool #888698 7.00% 2037[1]	17		18
	Fannie Mae Pool #256828 7.00% 2037[1]	3		3
	Fannie Mae Pool #970343 6.00% 2038[1]	14		15
	Fannie Mae Pool #AC0794 5.00% 2039[1]	20		21
	Fannie Mae Pool #931768 5.00% 2039[1]	6		6
	Fannie Mae Pool #932606 5.00% 2040[1]	11		12
	Fannie Mae Pool #MA4501 2.00% 2041[1]	3,084		2,758
	Fannie Mae Pool #AJ1873 4.00% 2041[1]	27		27
	Fannie Mae Pool #AI1862 5.00% 2041[1]	404		424
	Fannie Mae Pool #AI3510 5.00% 2041[1]	232		242
	Fannie Mae Pool #AJ0704 5.00% 2041[1]	187		196
	Fannie Mae Pool #AJ5391 5.00% 2041[1]	137		144
	Fannie Mae Pool #AE1248 5.00% 2041[1]	36		38
	Fannie Mae Pool #AE1277 5.00% 2041[1]	18		19
	Fannie Mae Pool #AE1283 5.00% 2041[1]	10		10
	Fannie Mae Pool #MA4540 2.00% 2042[1]	1,422		1,271
	Fannie Mae Pool #MA4570 2.00% 2042[1]	916		814
	Fannie Mae Pool #AE1290 5.00% 2042[1]	22		23
	Fannie Mae Pool #AT7161 3.50% 2043[1]	46		45
	Fannie Mae Pool #AT3954 3.50% 2043[1]	8		8
	Fannie Mae Pool #AT0300 3.50% 2043[1]	7		7
	Fannie Mae Pool #AY1829 3.50% 2044[1]	8		8
	Fannie Mae Pool #BE5017 3.50% 2045[1]	64		63
	Fannie Mae Pool #BE8740 3.50% 2047[1]	62		61
	Fannie Mae Pool #BE8742 3.50% 2047[1]	17		17
	Fannie Mae Pool #BH2846 3.50% 2047[1]	8		8
	Fannie Mae Pool #BH2848 3.50% 2047[1]	7		7
	Fannie Mae Pool #BH2847 3.50% 2047[1]	5		5
	Fannie Mae Pool #BJ5015 4.00% 2047[1]	169		169
	Fannie Mae Pool #BH3122 4.00% 2047[1]	5		5
	Fannie Mae Pool #BM3788 3.50% 2048[1]	3,442		3,367
	Fannie Mae Pool #BJ4901 3.50% 2048[1]	45		44
	Fannie Mae Pool #BK6840 4.00% 2048[1]	111		111
	Fannie Mae Pool #BK5232 4.00% 2048[1]	85		85
	Fannie Mae Pool #BK9743 4.00% 2048[1]	32		32
	Fannie Mae Pool #BK9761 4.50% 2048[1]	20		21
	Fannie Mae Pool #CA4151 3.50% 2049[1]	620		607
	Fannie Mae Pool #FM1062 3.50% 2049[1]	467		456
	Fannie Mae Pool #FM1443 3.50% 2049[1]	345		336
	Fannie Mae Pool #BJ8411 3.50% 2049[1]	122		119
	Fannie Mae Pool #FM2179 3.00% 2050[1]	3,996		3,754
	Fannie Mae Pool #FM7687 3.00% 2051[1]	6,092		5,730
	Fannie Mae Pool #FM9976 3.00% 2051[1]	889		841
	Fannie Mae Pool #CB2544 3.00% 2052[1]	2,473		2,317
	Fannie Mae, Series 2001-4, Class GA, 9.00% 2025[1,2]	–	[3]	–	[3]
	Fannie Mae, Series 2001-4, Class NA, 9.00% 2025[1,2]	–	[3]	–	[3]
	Fannie Mae, Series 2014-M1, Class A2, Multi Family, 3.28% 2023[1,2]	284		283
	Fannie Mae, Series 2014-M3, Class A2, Multi Family, 3.501% 2024[1,2]	509		509
	Freddie Mac Pool #1H1354 2.362% 2036[1,2]	55		57
	Freddie Mac Pool #C03518 5.00% 2040[1]	298		315
	Freddie Mac Pool #RB5138 2.00% 2041[1]	828		740
	Freddie Mac Pool #G06459 5.00% 2041[1]	735		775
	Freddie Mac Pool #RB5148 2.00% 2042[1]	1,884		1,671
	Freddie Mac Pool #RB5145 2.00% 2042[1]	800		715
	Freddie Mac Pool #Q19133 3.50% 2043[1]	34		33
	Freddie Mac Pool #Q17696 3.50% 2043[1]	32		31

American Funds Insurance Series	229

U.S. Government Securities Fund  (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)	Freddie Mac Pool #Q23190 4.00% 2043[1]	USD159	$161
	Freddie Mac Pool #Q15874 4.00% 2043[1]	3	3
	Freddie Mac Pool #Q28558 3.50% 2044[1]	217	214
	Freddie Mac Pool #760014 2.797% 2045[1,2]	306	305
	Freddie Mac Pool #Q52069 3.50% 2047[1]	87	86
	Freddie Mac Pool #Q47615 3.50% 2047[1]	50	49
	Freddie Mac Pool #Q54701 3.50% 2048[1]	58	57
	Freddie Mac Pool #Q54709 3.50% 2048[1]	58	56
	Freddie Mac Pool #Q54700 3.50% 2048[1]	47	46
	Freddie Mac Pool #Q54781 3.50% 2048[1]	39	38
	Freddie Mac Pool #Q54782 3.50% 2048[1]	38	38
	Freddie Mac Pool #Q56590 3.50% 2048[1]	32	31
	Freddie Mac Pool #Q54699 3.50% 2048[1]	25	25
	Freddie Mac Pool #Q54831 3.50% 2048[1]	18	17
	Freddie Mac Pool #Q56589 3.50% 2048[1]	18	17
	Freddie Mac Pool #Q54698 3.50% 2048[1]	16	15
	Freddie Mac Pool #G67711 4.00% 2048[1]	1,522	1,529
	Freddie Mac Pool #Q56599 4.00% 2048[1]	126	127
	Freddie Mac Pool #Q55971 4.00% 2048[1]	87	87
	Freddie Mac Pool #Q56175 4.00% 2048[1]	75	75
	Freddie Mac Pool #Q58411 4.50% 2048[1]	233	238
	Freddie Mac Pool #Q58436 4.50% 2048[1]	123	126
	Freddie Mac Pool #Q58378 4.50% 2048[1]	83	85
	Freddie Mac Pool #ZT0522 4.50% 2048[1]	23	23
	Freddie Mac Pool #RA1463 3.50% 2049[1]	426	417
	Freddie Mac Pool #RA1580 3.50% 2049[1]	220	215
	Freddie Mac Pool #QA0284 3.50% 2049[1]	214	208
	Freddie Mac Pool #QA2748 3.50% 2049[1]	57	56
	Freddie Mac Pool #SD0726 2.50% 2051[1]	15,079	13,686
	Freddie Mac Pool #8D0226 2.522% 2052[1,2]	519	488
	Freddie Mac Pool #SD7550 3.00% 2052[1]	3,573	3,370
	Freddie Mac Pool #SD7553 3.00% 2052[1]	932	877
	Freddie Mac Pool #SD0873 3.50% 2052[1]	14,959	14,603
	Freddie Mac, Series 1567, Class A, (1-month USD-LIBOR + 0.40%) 1.275% 2023[1,2]	2	2
	Freddie Mac, Series K031, Class A1, Multi Family, 2.778% 2022[1]	27	27
	Freddie Mac, Series KS01, Class A2, Multi Family, 2.522% 2023[1]	304	303
	Freddie Mac, Series K029, Class A2, Multi Family, 3.32% 2023[1]	191	191
	Freddie Mac, Series K035, Class A2, Multi Family, 3.458% 2023[1,2]	2,561	2,562
	Freddie Mac, Series K040, Class A2, Multi Family, 3.241% 2024[1]	1,363	1,356
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[1]	4,858	4,735
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[1,2]	4,805	4,694
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[1,2]	4,419	4,315
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 2056[1]	851	809
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 2056[1]	344	331
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 2057[1]	955	904
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[1,2]	1,398	1,352
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[1]	4,371	4,262
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[1]	554	549
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MA, 3.50% 2057[1]	279	277
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[1]	2,308	2,284

230	American Funds Insurance Series

U.S. Government Securities Fund  (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 2058[1]	USD801	$780
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 2058[1]	763	744
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 2058[1]	640	633
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 2058[1]	418	408
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2059[1]	1,947	1,897
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[1]	19,892	19,728
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 2028[1]	4,599	4,561
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 2029[1]	5,264	5,060
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A1D, 2.00% 2030[1]	1,514	1,421
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A2D, 2.00% 2030[1]	435	379
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 2032[1]	4,909	4,850
	Government National Mortgage Assn. 2.00% 2052[1,4]	1,395	1,239
	Government National Mortgage Assn. 2.50% 2052[1,4]	4,866	4,454
	Government National Mortgage Assn. 3.00% 2052[1,4]	44,265	41,744
	Government National Mortgage Assn. 3.50% 2052[1,4]	19,527	18,952
	Government National Mortgage Assn. 4.00% 2052[1,4]	13,010	12,928
	Government National Mortgage Assn. 4.00% 2052[1,4]	11,110	11,065
	Government National Mortgage Assn. 4.50% 2052[1,4]	69,578	70,356
	Government National Mortgage Assn. 5.00% 2052[1,4]	56,733	57,930
	Government National Mortgage Assn. 5.00% 2052[1,4]	890	912
	Government National Mortgage Assn. Pool #698668 5.50% 2038[1]	29	30
	Government National Mortgage Assn. Pool #700778 5.50% 2038[1]	21	23
	Government National Mortgage Assn. Pool #782365 6.00% 2038[1]	94	103
	Government National Mortgage Assn. Pool #004269 6.50% 2038[1]	176	195
	Government National Mortgage Assn. Pool #698406 5.00% 2039[1]	198	209
	Government National Mortgage Assn. Pool #783690 6.00% 2039[1]	93	101
	Government National Mortgage Assn. Pool #783689 5.50% 2040[1]	2,875	3,137
	Government National Mortgage Assn. Pool #783687 4.50% 2041[1]	604	623
	Government National Mortgage Assn. Pool #783688 5.00% 2041[1]	920	977
	Government National Mortgage Assn. Pool #MA0533 3.00% 2042[1]	20	20
	Uniform Mortgage-Backed Security 2.00% 2037[1,4]	1,115	1,041
	Uniform Mortgage-Backed Security 2.50% 2037[1,4]	2,245	2,144
	Uniform Mortgage-Backed Security 2.00% 2052[1,4]	11,093	9,620
	Uniform Mortgage-Backed Security 3.00% 2052[1,4]	13,270	12,349
	Uniform Mortgage-Backed Security 3.00% 2052[1,4]	412	384
	Uniform Mortgage-Backed Security 3.50% 2052[1,4]	53,357	51,268
	Uniform Mortgage-Backed Security 4.00% 2052[1,4]	121,875	119,806
	Uniform Mortgage-Backed Security 4.00% 2052[1,4]	16,422	16,171
	Uniform Mortgage-Backed Security 4.50% 2052[1,4]	115,583	115,805
	Uniform Mortgage-Backed Security 4.50% 2052[1,4]	19,267	19,268
	Uniform Mortgage-Backed Security 5.00% 2052[1,4]	45,150	45,969
	Uniform Mortgage-Backed Security 5.00% 2052[1,4]	4,105	4,171

			761,452

U.S. Treasury bonds & notes 37.21%
U.S. Treasury inflation-protected securities 28.33%	U.S. Treasury Inflation-Protected Security 0.125% 2022[5]	4,860	4,879
	U.S. Treasury Inflation-Protected Security 0.125% 2023[5]	21,316	21,692
	U.S. Treasury Inflation-Protected Security 0.375% 2023[5]	5,367	5,464
	U.S. Treasury Inflation-Protected Security 0.625% 2023[5]	30,184	30,714

American Funds Insurance Series	231

U.S. Government Securities Fund  (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

U.S. Treasury bonds & notes (continued)
U.S. Treasury inflation-protected securities (continued)	U.S. Treasury Inflation-Protected Security 0.125% 2024[5]	USD74,820	$75,584
	U.S. Treasury Inflation-Protected Security 0.125% 2024[5]	33,377	33,594
	U.S. Treasury Inflation-Protected Security 0.50% 2024[5]	22,236	22,556
	U.S. Treasury Inflation-Protected Security 0.625% 2024[5]	73,278	74,492
	U.S. Treasury Inflation-Protected Security 0.125% 2025[5]	8,169	8,174
	U.S. Treasury Inflation-Protected Security 0.125% 2025[5]	7,572	7,567
	U.S. Treasury Inflation-Protected Security 0.375% 2025[5]	56,073	56,629
	U.S. Treasury Inflation-Protected Security 0.125% 2026[5]	37,054	36,697
	U.S. Treasury Inflation-Protected Security 0.125% 2026[5]	5,578	5,525
	U.S. Treasury Inflation-Protected Security 0.625% 2026[5]	3,278	3,316
	U.S. Treasury Inflation-Protected Security 0.125% 2027[5]	31,880	31,371
	U.S. Treasury Inflation-Protected Security 0.125% 2030[5]	7,074	6,732
	U.S. Treasury Inflation-Protected Security 0.125% 2031[5]	9,448	8,965
	U.S. Treasury Inflation-Protected Security 0.125% 2031[5]	879	834
	U.S. Treasury Inflation-Protected Security 0.125% 2032[5]	9,616	9,100
	U.S. Treasury Inflation-Protected Security 2.125% 2041[5]	409	474
	U.S. Treasury Inflation-Protected Security 0.75% 2042[5,6]	9,198	8,364
	U.S. Treasury Inflation-Protected Security 0.625% 2043[5]	4,388	3,860
	U.S. Treasury Inflation-Protected Security 1.00% 2049[5]	2,757	2,637
	U.S. Treasury Inflation-Protected Security 0.25% 2050[5]	327	256
	U.S. Treasury Inflation-Protected Security 0.125% 2051[5]	5,851	4,471
	U.S. Treasury Inflation-Protected Security 0.125% 2052[5]	1,459	1,125

			465,072

U.S. Treasury 8.88%	U.S. Treasury 2.75% 2025	43,809	43,479
	U.S. Treasury 1.875% 2032	13,702	12,399
	U.S. Treasury 1.125% 2040	7,000	4,857
	U.S. Treasury 1.75% 2041	2,555	1,936
	U.S. Treasury 2.25% 2041	900	748
	U.S. Treasury 2.50% 2046	5,400	4,564
	U.S. Treasury 2.50% 2046	3,900	3,296
	U.S. Treasury 2.875% 2046	2,700	2,455
	U.S. Treasury 2.25% 2049	1,635	1,336
	U.S. Treasury 2.375% 2049	4,125	3,471
	U.S. Treasury 2.875% 2049	6,300	5,849
	U.S. Treasury 1.25% 2050[6]	29,960	18,978
	U.S. Treasury 1.625% 2050[6]	26,165	18,323
	U.S. Treasury 1.875% 2051	15,220	11,373
	U.S. Treasury 1.875% 2051	3,164	2,364
	U.S. Treasury 2.00% 2051[6]	5,546	4,268
	U.S. Treasury 2.25% 2052[6]	6,946	5,691
	U.S. Treasury 2.875% 2052	350	329

			145,716

	Total U.S. Treasury bonds & notes		610,788

Federal agency bonds & notes 7.54%
	Export-Import Bank of the United States-Guaranteed, Ethiopian Leasing 2012, LLC 2.646% 2026	350	344
	Fannie Mae 0.625% 2025[6]	10,000	9,347
	Fannie Mae 0.75% 2027	2,900	2,571
	Fannie Mae 0.875% 2030	8,600	7,123
	Fannie Mae 7.125% 2030	2,000	2,522
	Federal Home Loan Bank 3.25% 2028	6,500	6,524
	Federal Home Loan Bank 5.50% 2036	300	362
	Private Export Funding Corp. 3.55% 2024	3,190	3,219
	Private Export Funding Corp. 1.40% 2028	3,000	2,680
	Tennessee Valley Authority 1.875% 2022	14,017	14,015
	Tennessee Valley Authority 0.75% 2025	3,700	3,459

232	American Funds Insurance Series

U.S. Government Securities Fund  (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Federal agency bonds & notes (continued)
Tennessee Valley Authority 2.875% 2027	USD5,000	$4,947
Tennessee Valley Authority 4.65% 2035	1,780	1,913
Tennessee Valley Authority 5.88% 2036	875	1,057
Tennessee Valley Authority, Series A, 4.625% 2060	250	272
TVA Southaven 3.846% 2033	945	904
U.S. Agency for International Development, Israel (State of), Class 1A, 5.50% 2023	1,250	1,289
U.S. Agency for International Development, Jordan (Kingdom of) 3.00% 2025	14,779	14,672
U.S. Agency for International Development, Morocco (Kingdom of) 7.55% 2026	2,110	2,301
U.S. Department of Housing and Urban Development, Series 2015-A-8, 2.45% 2022	6,000	6,003
U.S. Department of Housing and Urban Development, Series 2015-A-9, 2.80% 2023	1,500	1,499
U.S. Department of Housing and Urban Development, Series 2015-A-10, 2.85% 2024	2,250	2,242
U.S. Department of Housing and Urban Development, Series 2015-A-11, 2.95% 2025	2,640	2,614
U.S. Department of Housing and Urban Development, Series 2015-A-12, 3.10% 2026	2,625	2,595
U.S. Department of Housing and Urban Development, Series 2015-A-13, 3.15% 2027	11,482	11,323
U.S. Department of Housing and Urban Development, Series 2015-A-14, 3.25% 2028	3,856	3,771
U.S. Department of Housing and Urban Development, Series 2015-A-15, 3.35% 2029	2,650	2,578
U.S. Department of Housing and Urban Development, Series 2015-A-16, 3.50% 2030	2,482	2,513
U.S. Department of Housing and Urban Development, Series 2015-A-17, 3.55% 2031	2,475	2,514
U.S. Department of Housing and Urban Development, Series 2015-A-18, 3.60% 2032	2,377	2,417
U.S. Department of Housing and Urban Development, Series 2015-A-19, 3.65% 2033	2,059	2,097
U.S. Department of Housing and Urban Development, Series 2015-A-20, 3.70% 2034	651	664
U.S. Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp. 3.82% 2032	768	782
U.S. Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp. 3.938% 2032	628	645

		123,778

Total bonds, notes & other debt instruments (cost: $1,551,123,000)		1,496,018

Short-term securities 43.70%	Weighted average yield at acquisition

Commercial paper 20.73%
Amazon.com, Inc. 7/12/2022[7]	0.800%	15,000	14,992
Apple, Inc. 8/1/2022[7]	1.000	15,000	14,979
Apple, Inc. 8/8/2022[7]	1.600	10,000	9,983
Atlantic Asset Securitization, LLC 7/1/2022[7]	1.560	15,200	15,199
BofA Securities, Inc. 8/22/2022[7]	1.900	5,000	4,986
BofA Securities, Inc. 8/29/2022[7]	2.000	5,000	4,983
BofA Securities, Inc. 9/6/2022[7]	1.989	25,600	25,498
BofA Securities, Inc. 9/7/2022[7]	1.512	7,700	7,669
CAFCO, LLC 10/4/2022[7]	2.290	13,000	12,919
Chariot Funding, LLC 8/10/2022[7]	1.650	7,000	6,985
CHARTA, LLC 9/6/2022[7]	1.560	10,000	9,961
CHARTA, LLC 9/8/2022[7]	1.600	8,000	7,968
Coca-Cola Co. 8/9/2022[7]	1.000	21,600	21,561
Eli Lilly and Co. 7/1/2022[7]	0.900	10,000	10,000
Eli Lilly and Co. 9/6/2022[7]	1.850	10,000	9,965
Henkel of America, Inc. 7/11/2022[7]	0.880	15,000	14,993
Henkel of America, Inc. 7/19/2022[7]	0.850	5,000	4,996
Henkel of America, Inc. 8/9/2022[7]	1.110	15,000	14,970
Honeywell International, Inc. 9/26/2022[7]	1.450	11,350	11,295
Johnson & Johnson 10/17/2022[7]	1.480	5,000	4,969
JPMorgan Securities LLC 7/18/2022	1.080	5,000	4,996
JPMorgan Securities LLC 8/2/2022	1.400	7,000	6,989
Linde, Inc. 7/6/2022	1.590	4,750	4,749
Paccar Financial Corp. 7/1/2022	0.950	5,000	5,000
Paccar Financial Corp. 7/15/2022	1.600	9,000	8,994
Paccar Financial Corp. 7/27/2022	1.600	5,000	4,994

American Funds Insurance Series	233

U.S. Government Securities Fund  (continued)

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)

Commercial paper (continued)
Paccar Financial Corp. 7/28/2022	1.600%	USD10,000	$9,987
PepsiCo, Inc. 7/25/2022[7]	0.720	20,000	19,978
Procter & Gamble Co. 7/11/2022[7]	0.770	8,000	7,996
Procter & Gamble Co. 7/21/2022[7]	0.900	10,500	10,490
Wal-Mart Stores, Inc. 7/18/2022[7]	1.020	5,000	4,996
Wal-Mart Stores, Inc. 7/25/2022[7]	1.298	12,800	12,786
Wal-Mart Stores, Inc. 8/8/2022[7]	1.650	4,500	4,492
Wal-Mart Stores, Inc. 8/9/2022[7]	1.650	5,000	4,991

			340,309

Federal agency bills & notes 15.05%
Federal Farm Credit Banks 7/20/2022	1.450	25,000	24,986
Federal Home Loan Bank 7/7/2022	0.830	30,000	29,995
Federal Home Loan Bank 7/13/2022	0.930	3,850	3,849
Federal Home Loan Bank 8/12/2022	1.650	5,100	5,092
Federal Home Loan Bank 8/15/2022	1.159	34,500	34,442
Federal Home Loan Bank 8/17/2022	1.150	15,000	14,974
Federal Home Loan Bank 8/18/2022	1.643	15,000	14,973
Federal Home Loan Bank 8/31/2022	1.190	50,000	49,872
Federal Home Loan Bank 9/21/2022	1.810	20,000	19,924
Federal Home Loan Bank 9/28/2022	1.840	10,000	9,958
Tennessee Valley Authority 7/6/2022	1.370	39,000	38,994

			247,059

U.S. Treasury bills 7.92%
U.S. Treasury 8/16/2022	1.350	58,450	58,351
U.S. Treasury 8/23/2022	1.429	71,700	71,545

			129,896

Total short-term securities (cost: $717,419,000)			717,264

Total investment securities 134.84% (cost: $2,268,542,000)			2,213,282

Other assets less liabilities (34.84)%			(571,857)

Net assets 100.00%			$1,641,425

234	American Funds Insurance Series

U.S. Government Securities Fund  (continued)

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2022 (000)
30 Day Federal Funds Futures	Short	36	August 2022	USD(14,750)	$8
30 Day Federal Funds Futures	Long	1,197	September 2022	487,492	(175)
30 Day Federal Funds Futures	Short	24	February 2023	(9,666)	(7)
90 Day Eurodollar Futures	Long	471	December 2022	113,405	(3,235)
3 Month SOFR Futures	Short	22	March 2023	(5,317)	(2)
3 Month SOFR Futures	Short	225	June 2023	(54,354)	54
90 Day Eurodollar Futures	Long	2,043	September 2023	494,176	(12,139)
90 Day Eurodollar Futures	Short	1,261	December 2023	(305,493)	6,654
90 Day Eurodollar Futures	Short	1,272	December 2024	(308,985)	4,093
2 Year U.S. Treasury Note Futures	Short	2,083	September 2022	(437,462)	202
5 Year U.S. Treasury Note Futures	Long	2,568	September 2022	288,258	758
10 Year U.S. Treasury Note Futures	Long	826	September 2022	97,907	(329)
10 Year Ultra U.S. Treasury Note Futures	Long	693	September 2022	88,271	(1,209)
20 Year U.S. Treasury Bond Futures	Long	304	September 2022	42,142	(566)
30 Year Ultra U.S. Treasury Bond Futures	Long	42	September 2022	6,482	137

					$(5,756)

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

								Unrealized
							Upfront	appreciation
Receive		Pay			Notional	Value at	premium	(depreciation)
Rate	Payment frequency	Rate	Payment frequency	Expiration date	amount (000)	6/30/2022 (000)	paid (000)	at 6/30/2022 (000)
2.5775%	Annual	U.S. EFFR	Annual	7/16/2022	USD181,639	$ 81	$–	$ 81
U.S. EFFR	Annual	1.395%	Annual	7/27/2022	422,500	73	–	73
1.955%	Annual	U.S. EFFR	Annual	9/21/2022	320,100	(158)	–	(158)
SOFR	Annual	0.471%	Annual	10/26/2023	30,500	1,004	–	1,004
0.45801%	Annual	SOFR	Annual	10/26/2023	30,500	(1,009)	–	(1,009)
0.241%	Annual	U.S. EFFR	Annual	3/1/2024	119,400	(5,441)	–	(5,441)
U.S. EFFR	Annual	0.11%	Annual	5/18/2024	97,600	2,764	–	2,764
3.497%	Annual	U.S. EFFR	Annual	6/16/2024	24,000	228	–	228
3.4325%	Annual	U.S. EFFR	Annual	6/17/2024	17,700	146	–	146
3.4585%	Annual	U.S. EFFR	Annual	6/17/2024	3,697	32	–	32
U.S. EFFR	Annual	0.126%	Annual	6/25/2025	20,100	1,568	–	1,568
U.S. EFFR	Annual	0.1275%	Annual	6/25/2025	20,100	1,567	–	1,567
U.S. EFFR	Annual	0.106%	Annual	6/30/2025	22,492	1,810	–	1,810
3-month USD-LIBOR	Quarterly	1.867%	Semi-annual	7/11/2025	49,400	1,763	–	1,763
2.925%	Semi-annual	3-month USD-LIBOR	Quarterly	2/1/2028	12,800	(68)	–	(68)
2.91%	Semi-annual	3-month USD-LIBOR	Quarterly	2/1/2028	16,000	(96)	–	(96)
2.908%	Semi-annual	3-month USD-LIBOR	Quarterly	2/1/2028	16,000	(97)	–	(97)
2.92%	Semi-annual	3-month USD-LIBOR	Quarterly	2/2/2028	12,200	(67)	–	(67)
U.S. EFFR	Annual	0.5385%	Annual	3/26/2030	49,000	7,537	–	7,537
0.913%	Semi-annual	3-month USD-LIBOR	Quarterly	6/9/2030	31,000	(4,601)	–	(4,601)
U.S. EFFR	Annual	0.666%	Annual	11/19/2030	15,500	2,417	–	2,417
3-month USD-LIBOR	Quarterly	2.963%	Semi-annual	2/1/2038	9,800	165	–	165
3-month USD-LIBOR	Quarterly	2.986%	Semi-annual	2/1/2038	7,800	118	–	118

American Funds Insurance Series	235

U.S. Government Securities Fund  (continued)

Swap contracts (continued)

Interest rate swaps (continued)

Centrally cleared interest rate swaps (continued)

								Unrealized appreciation (depreciation) at 6/30/2022 (000)
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2022 (000)	Upfront premium paid (000)
Rate	Payment frequency	Rate	Payment frequency
0.833%	Semi-annual	3-month USD-LIBOR	Quarterly	4/3/2040	USD15,800	$(5,026)	$–	$(5,026)
3-month USD-LIBOR	Quarterly	0.811%	Semi-annual	7/27/2050	5,110	2,095	–	2,095

						$6,805	$–	$6,805

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]

Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

[3]	Amount less than one thousand.
[4]	Purchased on a TBA basis.
[5]	Index-linked bond whose principal amount moves with a government price index.
[6]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $16,394,000, which represented 1.00% of the net assets of the fund.
[7]

Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $294,600,000, which represented 17.95% of the net assets of the fund.

Key to abbreviations

Assn. = Association

EFFR = Effective Federal Funds Rate

LIBOR = London Interbank Offered Rate

SOFR = Secured Overnight Financing Rate

TBA = To be announced

USD = U.S. dollars

Refer to the notes to financial statements.

236	American Funds Insurance Series

Managed Risk Growth Fund

Investment portfolio June 30, 2022	unaudited

Growth funds 84.07%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	5,168,832	$395,984

Total growth funds (cost: $517,640,000)		395,984

Fixed income funds 7.60%
American Funds Insurance Series – The Bond Fund of America, Class 1	3,607,944	35,791

Total fixed income funds (cost: $37,817,000)		35,791

Short-term securities 4.04%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.74%[1]	19,039,653	19,040

Total short-term securities (cost: $19,040,000)		19,040

Options purchased 0.09%
Options purchased*		424

Total options purchased (cost: $410,000)		424

Total investment securities 95.80% (cost: $574,907,000)		451,239
Other assets less liabilities 4.20%		19,773

Net assets 100.00%		$471,012

*Options purchased

Put

Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 6/30/2022 (000)
S&P 500 Index	25	USD9,463	$2,375.00	12/16/2022	$53
S&P 500 Index	15	5,678	2,600.00	12/16/2022	47
S&P 500 Index	25	9,464	2,650.00	12/16/2022	83
S&P 500 Index	70	26,498	2,675.00	12/16/2022	241

					$424

American Funds Insurance Series	237

Managed Risk Growth Fund  (continued)

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 6/30/2022 (000)
5 Year U.S. Treasury Note Futures	Long	434	September 2022	USD48,717	$(105)
Nikkei 225 Index Contracts	Short	3	September 2022	(583)	36
Japanese Yen Currency Contracts	Short	7	September 2022	(649)	9
FTSE 100 Index Contracts	Short	23	September 2022	(1,994)	1
British Pound Currency Contracts	Short	28	September 2022	(2,135)	50
Mini MSCI Emerging Market Index Contracts	Short	124	September 2022	(6,217)	23
Russell 2000 Mini Index Contracts	Short	93	September 2022	(7,942)	420
Euro Stoxx 50 Index Contracts	Short	255	September 2022	(9,195)	441
Euro Currency Contracts	Short	76	September 2022	(10,011)	209
S&P Mid 400 E-mini Index Contracts	Short	87	September 2022	(19,732)	1,211
S&P 500 E-mini Index Contracts	Short	1,299	September 2022	(246,128)	7,928

					$10,223

Investments in affiliates2

	Value of affiliates at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 6/30/2022 (000)	Dividend income (000)	Capital gain distributions received (000)

Growth funds 84.07%
American Funds Insurance Series – Growth Fund, Class 1	$504,914	$276,392	$173,037	$49,482	$(261,767)	$395,984	$619	$60,090

Fixed income funds 7.60%
American Funds Insurance Series – The Bond Fund of America, Class 1	59,236	33,926	51,218	(6,387)	234	35,791	225	443
Total 91.67%				$43,095	$(261,533)	$431,775	$844	$60,533

[1]	Rate represents the seven-day yield at 6/30/2022.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Refer to the notes to financial statements.

238	American Funds Insurance Series

Managed Risk International Fund

Investment portfolio June 30, 2022	unaudited

Growth funds 84.30%	Shares	Value (000)
American Funds Insurance Series – International Fund, Class 1	7,388,186	$112,079

Total growth funds (cost: $139,165,000)		112,079

Fixed income funds 9.50%
American Funds Insurance Series – The Bond Fund of America, Class 1	1,272,621	12,624

Total fixed income funds (cost: $13,864,000)		12,624

Short-term securities 3.12%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.74%[1]	4,144,493	4,144

Total short-term securities (cost: $4,144,000)		4,144

Options purchased 0.44%
Options purchased*		591

Total options purchased (cost: $200,000)		591

Total investment securities 97.36% (cost: $157,373,000)		129,438
Other assets less liabilities 2.64%		3,512

Net assets 100.00%		$132,950

*Options purchased

Put

Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 6/30/2022 (000)
iShares MSCI EAFE ETF	2,050	USD12,811	$45.00	12/16/2022	$505
iShares MSCI EAFE ETF	780	4,874	50.00	12/16/2022	75
iShares MSCI EAFE ETF	120	750	53.00	12/16/2022	11

					$591

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 6/30/2022 (000)
5 Year U.S. Treasury Note Futures	Long	57	September 2022	USD6,398	$(48)
S&P 500 E-mini Index Contracts	Short	75	September 2022	(14,211)	479
Mini MSCI Emerging Market Index Contracts	Short	545	September 2022	(27,323)	187
MSCI EAFE Index Contracts	Short	381	September 2022	(35,368)	470

					$1,088

American Funds Insurance Series	239

Managed Risk International Fund  (continued)

Investments in affiliates2

	Value of affiliates at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized depreciation (000)	Value of affiliates at 6/30/2022 (000)	Dividend income (000)	Capital gain distributions received (000)

Growth funds 84.30%
American Funds Insurance Series – International Fund, Class 1	$136,987	$65,776	$43,290	$4,856	$(52,250)	$112,079	$570	$16,110

Fixed income funds 9.50%
American Funds Insurance Series – The Bond Fund of America, Class 1	16,071	6,973	8,612	(1,234)	(574)	12,624	82	160
Total 93.80%				$3,622	$(52,824)	$124,703	$652	$16,270

[1]	Rate represents the seven-day yield at 6/30/2022.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Refer to the notes to financial statements.

240	American Funds Insurance Series

Managed Risk Washington Mutual Investors Fund

Investment portfolio June 30, 2022	unaudited

Growth-and-income funds 84.30%	Shares	Value (000)
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	22,117,771	$271,164

Total growth-and-income funds (cost: $303,250,000)		271,164

Fixed income funds 9.49%
American Funds Insurance Series – U.S. Government Securities Fund, Class 1	2,829,677	30,532

Total fixed income funds (cost: $32,271,000)		30,532

Short-term securities 2.91%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.74%[1]	9,354,161	9,354

Total short-term securities (cost: $9,354,000)		9,354

Options purchased 0.26%
Options purchased*		842

Total options purchased (cost: $873,000)		842

Total investment securities 96.96% (cost: $345,748,000)		311,892

Other assets less liabilities 3.04%		9,777

Net assets 100.00%		$321,669

*Options purchased

Put

Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 6/30/2022 (000)
S&P 500 Index	175	USD66,244	$2,500.00	12/16/2022	$462
S&P 500 Index	15	5,678	2,650.00	12/16/2022	50
S&P 500 Index	45	17,034	2,675.00	12/16/2022	155
S&P 500 Index	45	17,035	2,725.00	12/16/2022	175

					$842

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 6/30/2022 (000)
5 Year U.S. Treasury Note Futures	Long	196	September 2022	USD22,001	$ (70)
Euro Stoxx 50 Index Contracts	Short	73	September 2022	(2,632)	117
Euro Currency Contracts	Short	22	September 2022	(2,898)	60
S&P Mid 400 E-mini Index Contracts	Short	13	September 2022	(2,949)	165
FTSE 100 Index Contracts	Short	44	September 2022	(3,814)	3
British Pound Currency Contracts	Short	53	September 2022	(4,041)	84
S&P 500 E-mini Index Contracts	Short	725	September 2022	(137,369)	3,489

					$3,848

American Funds Insurance Series	241

Managed Risk Washington Mutual Investors Fund  (continued)

Investments in affiliates[2]
	Value of affiliates at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 6/30/2022 (000)	Dividend income (000)	Capital gain distributions received (000)

Growth-and-income funds 84.30%
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	$315,947	$152,592	$96,114	$34,867	$(136,128)	$271,164	$1,303	$61,850

Fixed income funds 9.49%
American Funds Insurance Series – U.S. Government Securities Fund, Class 1	37,066	18,005	21,805	(4,107)	1,373	30,532	156	–

Total 93.79%				$30,760	$(134,755)	$301,696	$1,459	$61,850

[1]	Rate represents the seven-day yield at 6/30/2022.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Refer	to the notes to financial statements.

242	American Funds Insurance Series

Managed Risk Growth-Income Fund

Investment portfolio June 30, 2022	unaudited

		Value (000)
Growth-and-income funds 79.27%	Shares
American Funds Insurance Series – Growth-Income Fund, Class 1	35,443,702	$1,729,298

Total growth-and-income funds (cost: $1,797,473,000)		1,729,298

Fixed income funds 14.36%
American Funds Insurance Series – The Bond Fund of America, Class 1	31,586,778	313,341

Total fixed income funds (cost: $350,338,000)		313,341

Short-term securities 2.61%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.74%[1]	57,022,564	57,023

Total short-term securities (cost: $57,023,000)		57,023

Options purchased 0.53%
Options purchased*		11,543

Total options purchased (cost: $10,612,000)		11,543

Total investment securities 96.77% (cost: $2,215,446,000)		2,111,205

Other assets less liabilities 3.23%		70,515

Net assets 100.00%		$2,181,720

*Options purchased

Put

Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 6/30/2022 (000)
S&P 500 Index	20	USD7,571	$2,950.00	9/16/2022	$37
S&P 500 Index	640	242,264	2,975.00	9/16/2022	1,318
S&P 500 Index	170	64,351	3,000.00	9/16/2022	349
S&P 500 Index	14	5,299	3,025.00	9/16/2022	33
S&P 500 Index	100	37,854	2,650.00	12/16/2022	331
S&P 500 Index	500	189,269	2,675.00	12/16/2022	1,721
S&P 500 Index	440	166,557	2,725.00	12/16/2022	1,711
S&P 500 Index	325	123,025	2,800.00	12/16/2022	1,387
S&P 500 Index	100	37,854	2,825.00	12/16/2022	432
S&P 500 Index	200	75,708	2,850.00	12/16/2022	910
S&P 500 Index	450	170,342	2,875.00	12/16/2022	2,300
S&P 500 Index	200	75,708	2,900.00	12/16/2022	1,014

					$11,543

American Funds Insurance Series	243

Managed Risk Growth-Income Fund  (continued)

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 6/30/2022 (000)
5 Year U.S. Treasury Note Futures	Long	1,458	September 2022	USD163,661	$ (524)
Russell 2000 Mini Index Contracts	Short	53	September 2022	(4,526)	222
Mini MSCI Emerging Market Index Contracts	Short	384	September 2022	(19,252)	(16)
FTSE 100 Index Contracts	Short	304	September 2022	(26,352)	54
Euro Stoxx 50 Index Contracts	Short	764	September 2022	(27,550)	1,147
British Pound Currency Contracts	Short	366	September 2022	(27,905)	528
Euro Currency Contracts	Short	228	September 2022	(30,034)	529
S&P Mid 400 E-mini Index Contracts	Short	289	September 2022	(65,545)	3,395
S&P 500 E-mini Index Contracts	Short	4,111	September 2022	(778,932)	21,404

					$26,739

Investments in affiliates[2]

	Value of affiliates at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized depreciation (000)	Value of affiliates at 6/30/2022 (000)	Dividend income (000)	Capital gain distributions received (000)

Growth-and-income funds 79.27%
American Funds Insurance Series – Growth-Income Fund, Class 1	$2,125,192	$771,734	$582,441	$127,675	$(712,862)	$1,729,298	$5,619	$175,737

Fixed income funds 14.36%
American Funds Insurance Series – The Bond Fund of America, Class 1	398,789	125,918	166,983	(21,794)	(22,589)	313,341	1,982	3,897

Total 93.63%				$105,881	$(735,451)	$2,042,639	$7,601	$179,634

[1]	Rate represents the seven-day yield at 6/30/2022.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Refer	to the notes to financial statements.

244	American Funds Insurance Series

Managed Risk Asset Allocation Fund

Investment portfolio June 30, 2022	unaudited

Asset allocation funds 94.58%	Shares	Value (000)
American Funds Insurance Series – Asset Allocation Fund, Class 1	98,871,249	$2,167,258

Total asset allocation funds (cost: $2,302,803,000)		2,167,258

Short-term securities 3.03%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.74%[1]	69,465,936	69,466

Total short-term securities (cost: $69,466,000)		69,466

Options purchased 0.05%
Options purchased*		1,138

Total options purchased (cost: $2,257,000)		1,138

Total investment securities 97.66% (cost: $2,374,526,000)		2,237,862

Other assets less liabilities 2.34%		53,610

Net assets 100.00%		$2,291,472

*Options purchased

Put

Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 6/30/2022 (000)
S&P 500 Index	530	USD200,625	$2,950.00	9/16/2022	$ 975
S&P 500 Index	44	16,656	2,975.00	9/16/2022	91
S&P 500 Index	10	3,785	3,000.00	9/16/2022	21
S&P 500 Index	22	8,328	3,025.00	9/16/2022	51

					$1,138

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 6/30/2022 (000)
5 Year U.S. Treasury Note Futures	Long	1,133	September 2022	USD127,179	$ (371)
FTSE 100 Index Contracts	Short	90	September 2022	(7,802)	12
British Pound Currency Contracts	Short	108	September 2022	(8,234)	184
Russell 2000 Mini Index Contracts	Short	147	September 2022	(12,554)	569
Mini MSCI Emerging Market Index Contracts	Short	432	September 2022	(21,658)	65
Euro Stoxx 50 Index Contracts	Short	680	September 2022	(24,521)	1,065
Euro Currency Contracts	Short	204	September 2022	(26,872)	467
S&P Mid 400 E-mini Index Contracts	Short	318	September 2022	(72,122)	3,725
S&P 500 E-mini Index Contracts	Short	3,537	September 2022	(670,173)	17,854

					$23,570

American Funds Insurance Series	245

Managed Risk Asset Allocation Fund  (continued)

Investments in affiliates[2]

	Value of affiliate at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliate at 6/30/2022 (000)	Dividend income (000)	Capital gain distributions received (000)

Asset allocation funds 94.58%
American Funds Insurance Series – Asset Allocation Fund, Class 1	$2,678,055	$699,143	$565,128	$66,785	$(711,597)	$2,167,258	$9,909	$231,217

[1]	Rate represents the seven-day yield at 6/30/2022.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Refer	to the notes to financial statements.

246	American Funds Insurance Series

Financial statements	unaudited
Statements of assets and liabilities at June 30, 2022	(dollars in thousands)

	Global Growth Fund		Global Small Capitalization Fund		Growth Fund	International Fund	New World Fund

Assets:
Investment securities, at value:
Unaffiliated issuers	$6,231,978		$2,663,432		$29,568,273	$5,942,975	$2,872,337
Affiliated issuers	636,913		333,160		1,575,971	932,894	318,188
Cash	709		1,957		404	3,754	3,721
Cash collateral received for securities on loan	2,045		8,534		8,112	7,475	840
Cash collateral pledged for futures contracts	–		–		–	–	161
Cash collateral pledged for swap contracts	–		–		–	–	–
Cash denominated in currencies other than U.S. dollars	2,246		815		3,703	8,968	1,489
Unrealized appreciation on open forward currency contracts	–		–		–	–	40
Receivables for:
Sales of investments	1,248		12,647		15,451	6,109	15,910
Sales of fund’s shares	20,636		3,605		109,002	5,552	1,756
Dividends and interest	9,481		3,554		12,384	16,623	7,976
Closed forward currency contracts	–		–		–	–	–
Variation margin on futures contracts	–		–		–	–	103
Variation margin on centrally cleared swap contracts	–		–		–	–	–
Securities lending income	–	*	8		6	1	1
Currency translations	704		664		–	1,493	2,322
Other	–		–	*	–	–	60

	6,905,960		3,028,376		31,293,306	6,925,844	3,224,904

Liabilities:
Collateral for securities on loan	20,453		85,345		81,118	74,745	8,405
Unrealized depreciation on open forward currency contracts	–		–		–	–	1
Unrealized depreciation on unfunded commitments	–		–		–	–	–
Payables for:
Purchases of investments	847		13,472		14,075	3,609	15,875
Repurchases of fund’s shares	2,728		552		5,579	4,065	1,878
Investment advisory services	2,110		1,496		8,385	2,802	1,373
Insurance administrative fees	374		171		1,696	253	477
Services provided by related parties	966		505		4,482	945	397
Trustees’ deferred compensation	85		57		483	177	41
Closed forward currency contracts	–		–		–	–	–
Variation margin on futures contracts	–		–		–	–	167
Variation margin on centrally cleared swap contracts	–		–		–	–	–
Non-U.S. taxes	7,273		7,269		1,020	25,052	6,882
Other	378		258		297	582	409

	35,214		109,125		117,135	112,230	35,905

Net assets at June 30, 2022	$6,870,746		$2,919,251		$31,176,171	$6,813,614	$3,188,999

Net assets consist of:
Capital paid in on shares of beneficial interest	$4,728,897		$2,668,735		$20,318,538	$6,622,057	$2,724,606
Total distributable earnings (accumulated loss)	2,141,849		250,516		10,857,633	191,557	464,393

Net assets at June 30, 2022	$6,870,746		$2,919,251		$31,176,171	$6,813,614	$3,188,999

Investment securities on loan, at value	$ 27,348		$ 96,178		$ 78,405	$ 71,916	$ 14,516
Investment securities, at cost
Unaffiliated issuers	4,414,385		2,498,648		20,009,865	5,556,442	2,462,901
Affiliated issuers	637,028		325,716		1,576,195	933,018	318,233
Cash denominated in currencies other than U.S. dollars, at cost	2,249		815		3,703	8,960	1,489

Refer to the end of the statements of assets and liabilities for footnotes.

Refer to the notes to financial statements.

American Funds Insurance Series	247

Financial statements (continued)	unaudited
Statements of assets and liabilities at June 30, 2022 (continued)	(dollars in thousands)

	Washington Mutual Investors Fund	Capital World Growth and Income Fund		Growth- Income Fund		International Growth and Income Fund		Capital Income Builder

Assets:
Investment securities, at value:
Unaffiliated issuers	$8,932,580	$1,657,279		$30,626,361		$270,057		$1,016,311
Affiliated issuers	405,537	82,938		2,302,880		22,012		132,263
Cash	1,246	136		882		205		1,213
Cash collateral received for securities on loan	5,562	1,544		17,836		141		1,403
Cash collateral pledged for futures contracts	–	–		–		–		–
Cash collateral pledged for swap contracts	–	–		–		–		–
Cash denominated in currencies other than U.S. dollars	–	282		1		551		144
Unrealized appreciation on open forward currency contracts	–	–		–		1		–
Receivables for:
Sales of investments	21,819	2,415		–		1,135		60,393
Sales of fund’s shares	2,005	705		14,620		100		4,153
Dividends and interest	5,767	4,918		43,557		1,824		4,117
Closed forward currency contracts	–	–		–		–		–
Variation margin on futures contracts	–	–		–		–		360
Variation margin on centrally cleared swap contracts	–	–		–		–		68
Securities lending income	2	–	*	12		–	*	1
Currency translations	1	264		–		–		–
Other	–	–		–		2		–

	9,374,519	1,750,481		33,006,149		296,028		1,220,426

Liabilities:
Collateral for securities on loan	55,623	15,435		178,358		1,413		14,030
Unrealized depreciation on open forward currency contracts	–	–		–		–		–
Unrealized depreciation on unfunded commitments	–	–		–		–		–
Payables for:
Purchases of investments	9,878	3,247		29,439		1,065		106,256
Repurchases of fund’s shares	6,753	377		15,313		332		1,090
Investment advisory services	1,835	540		7,120		116		199
Insurance administrative fees	707	124		1,057		76		343
Services provided by related parties	1,023	297		3,648		66		136
Trustees’ deferred compensation	99	25		535		14		7
Closed forward currency contracts	–	–		–		–		–
Variation margin on futures contracts	–	–		–		–		19
Variation margin on centrally cleared swap contracts	–	–		–		–		86
Non-U.S. taxes	110	664		1,513		74		613
Other	12	172		406		132		37

	76,040	20,881		237,389		3,288		122,816

Net assets at June 30, 2022	$9,298,479	$1,729,600		$32,768,760		$292,740		$1,097,610

Net assets consist of:
Capital paid in on shares of beneficial interest	$7,812,795	$1,591,060		$21,570,621		$319,949		$1,002,592
Total distributable earnings (accumulated loss)	1,485,684	138,540		11,198,139		(27,209)		95,018

Net assets at June 30, 2022	$9,298,479	$1,729,600		$32,768,760		$292,740		$1,097,610

Investment securities on loan, at value	$ 81,124	$ 16,355		$ 171,950		$ 2,221		$ 13,384
Investment securities, at cost
Unaffiliated issuers	7,699,509	1,516,294		21,378,607		294,213		915,374
Affiliated issuers	405,592	82,945		2,303,148		22,014		137,500
Cash denominated in currencies other than U.S. dollars, at cost	–	282		–	*	551		144

Refer to the end of the statements of assets and liabilities for footnotes.

Refer to the notes to financial statements.

248	American Funds Insurance Series

Financial statements (continued)	unaudited
Statements of assets and liabilities at June 30, 2022 (continued)	(dollars in thousands)

	Asset Allocation Fund	American Funds Global Balanced Fund†		The Bond Fund of America		Capital World Bond Fund		American High-Income Trust

Assets:
Investment securities, at value:
Unaffiliated issuers	$22,412,782	$369,158		$10,721,189		$1,519,026		$ 812,689
Affiliated issuers	3,754,317	12,688		2,002,964		100,175		22,060
Cash	2,723	87		10,237		658		497
Cash collateral received for securities on loan	5,530	400		–		–		–
Cash collateral pledged for futures contracts	–	–		–		–		149
Cash collateral pledged for swap contracts	–	–		–		–		891
Cash denominated in currencies other than U.S. dollars	662	67		–	*	1,599		–	*
Unrealized appreciation on open forward currency contracts	–	103		293		6,655		–
Receivables for:
Sales of investments	1,188,210	8,277		2,906,701		92,109		3,062
Sales of fund’s shares	3,466	384		4,586		125		166
Dividends and interest	66,983	1,673		63,679		10,132		13,847
Closed forward currency contracts	–	18		75		32		–
Variation margin on futures contracts	3,827	117		11,937		2,603		–
Variation margin on centrally cleared swap contracts	76	85		1,064		1,056		33
Securities lending income	3	–	*	–		–		–
Currency translations	20	–		14		–		–
Other	–	–		–		–		3

	27,438,599	393,057		15,722,739		1,734,170		853,397

Liabilities:
Collateral for securities on loan	55,304	4,005		–		–		–
Unrealized depreciation on open forward currency contracts	–	459		470		4,636		–
Unrealized depreciation on unfunded commitments	3	–		–		–	*	1
Payables for:
Purchases of investments	2,383,471	12,611		4,714,650		141,486		2,409
Repurchases of fund’s shares	13,987	73		30,770		2,607		631
Investment advisory services	5,603	138		1,475		568		193
Insurance administrative fees	3,473	75		583		37		49
Services provided by related parties	2,651	66		1,083		224		156
Trustees’ deferred compensation	306	4		126		26		33
Closed forward currency contracts	–	4		576		1,476		–
Variation margin on futures contracts	5,748	51		3,238		928		46
Variation margin on centrally cleared swap contracts	5	12		848		112		2
Non-U.S. taxes	2,863	52		12		72		–
Other	180	29		10		282		1

	2,473,594	17,579		4,753,841		152,454		3,521

Net assets at June 30, 2022	$24,965,005	$375,478		$10,968,898		$1,581,716		$ 849,876

Net assets consist of:
Capital paid in on shares of beneficial interest	$20,087,583	$332,943		$12,050,340		$1,900,155		$1,195,797
Total distributable earnings (accumulated loss)	4,877,422	42,535		(1,081,442)		(318,439)		(345,921)

Net assets at June 30, 2022	$24,965,005	$375,478		$10,968,898		$1,581,716		$ 849,876

Investment securities on loan, at value	$ 53,318	$ 3,814		$ –		$ –		$ –
Investment securities, at cost
Unaffiliated issuers	18,483,563	376,377		11,470,544		1,784,429		914,920
Affiliated issuers	4,024,178	12,688		2,003,265		100,186		22,062
Cash denominated in currencies other than U.S. dollars, at cost	662	67		–	*	1,567		–	*

Refer to the end of the statements of assets and liabilities for footnotes.

Refer to the notes to financial statements.

American Funds Insurance Series	249

Financial statements (continued)	unaudited
Statements of assets and liabilities at June 30, 2022 (continued)	(dollars in thousands)

	American Funds Mortgage Fund	Ultra-Short Bond Fund		U.S. Government Securities Fund	Managed Risk Growth Fund	Managed Risk International Fund

Assets:
Investment securities, at value:
Unaffiliated issuers	$138,373	$416,230		$2,213,282	$ 19,464	$ 4,735
Affiliated issuers	–	–		–	431,775	124,703
Cash	2,771	9,108		47,433	–	–
Cash collateral received for securities on loan	–	–		–	–	–
Cash collateral pledged for futures contracts	–	–		–	17,380	3,515
Cash collateral pledged for swap contracts	–	–		–	–	–
Cash denominated in currencies other than U.S. dollars	–	–		–	–	–
Unrealized appreciation on open forward currency contracts	–	–		–	–	–
Receivables for:
Sales of investments	90,181	–		816,236	–	167
Sales of fund’s shares	3	18		1,287	332	–	*
Dividends and interest	196	9		3,874	18	4
Closed forward currency contracts	–	–		–	–	–
Variation margin on futures contracts	171	–		5,437	2,853	464
Variation margin on centrally cleared swap contracts	–	–		1,379	–	–
Securities lending income	–	–		–	–	–
Currency translations	–	–		–	–	–
Other	–	–		–	–	–

	231,695	425,365		3,088,928	471,822	133,588

Liabilities:
Collateral for securities on loan	–	–		–	–	–
Unrealized depreciation on open forward currency contracts	–	–		–	–	–
Unrealized depreciation on unfunded commitments	–	–		–	–	–
Payables for:
Purchases of investments	138,358	–		1,436,179	228	334
Repurchases of fund’s shares	179	1,130		6,505	86	177
Investment advisory services	13	88		238	39	11
Insurance administrative fees	26	42		132	310	88
Services provided by related parties	21	86		329	94	27
Trustees’ deferred compensation	3	12		45	3	1
Closed forward currency contracts	–	–		–	–	–
Variation margin on futures contracts	21	–		2,583	50	–
Variation margin on centrally cleared swap contracts	20	–		1,490	–	–
Non-U.S. taxes	–	–		–	–	–
Other	1	–	*	2	–	–

	138,642	1,358		1,447,503	810	638

Net assets at June 30, 2022	$ 93,053	$424,007		$1,641,425	$471,012	$132,950

Net assets consist of:
Capital paid in on shares of beneficial interest	$ 99,468	$424,284		$1,766,549	$468,687	$155,472
Total distributable earnings (accumulated loss)	(6,415)	(277)		(125,124)	2,325	(22,522)

Net assets at June 30, 2022	$ 93,053	$424,007		$1,641,425	$471,012	$132,950

Investment securities on loan, at value	$ –	$ –		$ –	$ –	$ –
Investment securities, at cost
Unaffiliated issuers	140,617	416,305		2,268,542	19,450	4,344
Affiliated issuers	–	–		–	555,457	153,029
Cash denominated in currencies other than U.S. dollars, at cost	–	–		–	–	–

Refer to the end of the statements of assets and liabilities for footnotes.

Refer to the notes to financial statements.

250	American Funds Insurance Series

Financial statements (continued)	unaudited

Statements of assets and liabilities at June 30, 2022 (continued)	(dollars in thousands)

	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund

Assets:
Investment securities, at value:
Unaffiliated issuers	$ 10,196	$68,566	$ 70,604
Affiliated issuers	301,696	2,042,639	2,167,258
Cash	–	–	–
Cash collateral received for securities on loan	–	–	–
Cash collateral pledged for futures contracts	8,656	55,400	48,020
Cash collateral pledged for swap contracts	–	–	–
Cash denominated in currencies other than U.S. dollars	–	–	–
Unrealized appreciation on open forward currency contracts	–	–	–
Receivables for:
Sales of investments	151	17,100	833
Sales of fund’s shares	324	82	912
Dividends and interest	9	61	62
Closed forward currency contracts	–	–	–
Variation margin on futures contracts	1,434	9,296	7,885
Variation margin on centrally cleared swap contracts	–	–	–
Securities lending income	–	–	–
Currency translations	–	–	–
Other	–	–	–

	322,466	2,193,144	2,295,574

Liabilities:
Collateral for securities on loan	–	–	–
Unrealized depreciation on open forward currency contracts	–	–	–
Unrealized depreciation on unfunded commitments	–	–	–
Payables for:
Purchases of investments	304	–	408
Repurchases of fund’s shares	162	9,501	1,359
Investment advisory services	27	183	192
Insurance administrative fees	206	1,420	1,504
Services provided by related parties	64	57	473
Trustees’ deferred compensation	3	14	29
Closed forward currency contracts	–	–	–
Variation margin on futures contracts	31	249	137
Variation margin on centrally cleared swap contracts	–	–	–
Non-U.S. taxes	–	–	–
Other	–	–	–

	797	11,424	4,102

Net assets at June 30, 2022	$321,669	$2,181,720	$2,291,472

Net assets consist of:
Capital paid in on shares of beneficial interest	$310,223	$1,998,424	$2,131,911
Total distributable earnings (accumulated loss)	11,446	183,296	159,561

Net assets at June 30, 2022	$321,669	$2,181,720	$2,291,472

Investment securities on loan, at value	$ –	$ –	$ –
Investment securities, at cost
Unaffiliated issuers	10,227	67,635	71,723
Affiliated issuers	335,521	2,147,811	2,302,803
Cash denominated in currencies other than U.S. dollars, at cost	–	–	–

Refer to the end of the statements of assets and liabilities for footnotes.

Refer to the notes to financial statements.

American Funds Insurance Series	251

Financial statements (continued)	unaudited
Statements of assets and liabilities at June 30, 2022 (continued)	(dollars and shares in thousands, except per-share amounts)

		Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund

Shares of beneficial interest issued and outstanding
(no stated par value) – unlimited shares authorized

Class 1:	Net assets	$3,071,738	$914,638	$13,552,095	$3,225,915	$1,674,369
	Shares outstanding	105,650	58,560	176,909	212,710	76,062
	Net asset value per share	$29.07	$15.62	$76.61	$15.17	$22.01
Class 1A:	Net assets	$13,704	$3,963	$173,259	$9,994	$9,456
	Shares outstanding	474	257	2,283	663	432
	Net asset value per share	$28.92	$15.43	$75.90	$15.08	$21.89
Class 2:	Net assets	$3,232,769	$1,751,492	$14,922,706	$3,195,094	$790,334
	Shares outstanding	112,728	118,728	197,300	211,908	36,381
	Net asset value per share	$28.68	$14.75	$75.63	$15.08	$21.72
Class 3:	Net assets			$197,873	$15,712
	Shares outstanding	Not applicable	Not applicable	2,559	1,033	Not applicable
	Net asset value per share			$77.33	$15.20
Class 4:	Net assets	$552,535	$249,158	$2,330,238	$366,899	$714,840
	Shares outstanding	19,465	16,897	31,566	24,733	33,206
	Net asset value per share	$28.39	$14.75	$73.82	$14.83	$21.53

		Washington Mutual Investors Fund	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder

Shares of beneficial interest issued and outstanding
(no stated par value) – unlimited shares authorized

Class 1:	Net assets	$5,471,389	$551,274	$19,411,798	$12,468	$553,316
	Shares outstanding	446,456	48,641	397,825	1,422	50,880
	Net asset value per share	$12.26	$11.33	$48.79	$8.77	$10.87
Class 1A:	Net assets	$56,598	$5,728	$27,222	$4,311	$9,489
	Shares outstanding	4,660	509	561	505	873
	Net asset value per share	$12.15	$11.26	$48.48	$8.54	$10.86
Class 2:	Net assets	$2,775,264	$991,352	$11,635,400	$163,644	$11,854
	Shares outstanding	230,859	87,806	242,284	19,183	1,091
	Net asset value per share	$12.02	$11.29	$48.02	$8.53	$10.87
Class 3:	Net assets			$126,119
	Shares outstanding	Not applicable	Not applicable	2,581	Not applicable	Not applicable
	Net asset value per share			$48.87
Class 4:	Net assets	$995,228	$181,246	$1,568,221	$112,317	$522,951
	Shares outstanding	83,648	16,461	33,169	13,374	48,191
	Net asset value per share	$11.90	$11.01	$47.28	$8.40	$10.85

Refer to the end of the statements of assets and liabilities for footnotes.

Refer to the notes to financial statements.

252	American Funds Insurance Series

Financial statements (continued)	unaudited
Statements of assets and liabilities at June 30, 2022 (continued)	(dollars and shares in thousands, except per-share amounts)

		Asset Allocation Fund	American Funds Global Balanced Fund†	The Bond Fund of America	Capital World Bond Fund	American High-Income Trust

Shares of beneficial interest issued and outstanding
(no stated par value) – unlimited shares authorized

Class 1:	Net assets	$15,266,002	$98,957	$6,877,449	$707,799	$228,487
	Shares outstanding	696,452	8,074	693,170	72,900	25,889
	Net asset value per share	$21.92	$12.26	$9.92	$9.71	$8.83
Class 1A:	Net assets	$21,109	$2,586	$200,199	$1,204	$1,157
	Shares outstanding	968	212	20,303	125	132
	Net asset value per share	$21.81	$12.21	$9.86	$9.67	$8.79
Class 2:	Net assets	$4,341,707	$162,176	$3,092,284	$817,261	$540,450
	Shares outstanding	200,876	13,276	316,453	84,949	62,576
	Net asset value per share	$21.61	$12.22	$9.77	$9.62	$8.64
Class 3:	Net assets	$29,083				$8,556
	Shares outstanding	1,326	Not applicable	Not applicable	Not applicable	965
	Net asset value per share	$21.94				$8.86
Class 4:	Net assets	$5,307,104	$111,759	$798,966	$55,452	$71,226
	Shares outstanding	247,514	9,266	82,157	5,833	7,491
	Net asset value per share	$21.44	$12.06	$9.72	$9.51	$9.51

		American Funds Mortgage Fund	Ultra-Short Bond Fund	U.S. Government Securities Fund	Managed Risk Growth Fund	Managed Risk International Fund

Shares of beneficial interest issued and outstanding
(no stated par value) – unlimited shares authorized

Class 1:	Net assets	$1,111	$46,938	$254,823
	Shares outstanding	112	4,162	23,613	Not applicable	Not applicable
	Net asset value per share	$9.91	$11.28	$10.79
Class 1A:	Net assets	$1,857	$10	$4,120
	Shares outstanding	190	1	384	Not applicable	Not applicable
	Net asset value per share	$9.80	$11.28	$10.75
Class 2:	Net assets	$50,207	$297,166	$1,169,880
	Shares outstanding	5,113	27,207	109,841	Not applicable	Not applicable
	Net asset value per share	$9.82	$10.92	$10.65
Class 3:	Net assets		$4,774	$7,862
	Shares outstanding	Not applicable	431	727	Not applicable	Not applicable
	Net asset value per share		$11.06	$10.81
Class 4:	Net assets	$39,878	$75,119	$204,740
	Shares outstanding	4,111	6,844	19,258	Not applicable	Not applicable
	Net asset value per share	$9.70	$10.98	$10.63
Class P1:	Net assets				$9,287	$1,808
	Shares outstanding	Not applicable	Not applicable	Not applicable	781	209
	Net asset value per share				$11.89	$8.65
Class P2:	Net assets				$461,725	$131,142
	Shares outstanding	Not applicable	Not applicable	Not applicable	39,177	15,232
	Net asset value per share				$11.79	$8.61

Refer to the end of the statements of assets and liabilities for footnotes.

Refer to the notes to financial statements.

American Funds Insurance Series	253

Financial statements (continued)	unaudited
Statements of assets and liabilities at June 30, 2022 (continued)	(dollars and shares in thousands, except per-share amounts)

		Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Shares of beneficial interest issued and outstanding
(no stated par value) – unlimited shares authorized

Class P1:	Net assets	$2,623	$1,904,828	$6,706
	Shares outstanding	226	148,869	538
	Net asset value per share	$11.58	$12.80	$12.46
Class P2:	Net assets	$319,046	$276,892	$2,284,766
	Shares outstanding	27,707	21,780	188,687
	Net asset value per share	$11.51	$12.71	$12.11

*Amount less than one thousand.

† Formerly Global Balanced Fund.

Refer to the notes to financial statements.

254	American Funds Insurance Series

Financial statements (continued)	unaudited
Statements of operations for the six months ended June 30, 2022	(dollars in thousands)

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund

Investment income:
Income (net of non-U.S. taxes1):
Dividends:
Unaffiliated issuers	$ 52,619	$ 15,408	$ 151,429	$ 86,055	$ 36,438
Affiliated issuers	1,427	606	3,145	1,992	640
	54,046	16,014	154,574	88,047	37,078
Interest from unaffiliated issuers	–	24	896	–	3,562
European Union withholding tax reclaims	353	–	318	–	175
Interest from European Union withholding tax reclaims	64	–	22	–	14
Securities lending income (net of fees)	66	983	387	904	148

	54,529	17,021	156,197	88,951	40,977
Fees and expenses[1]:
Investment advisory services	19,510	11,933	57,724	19,156	11,907
Distribution services	5,450	2,948	26,226	5,107	2,120
Insurance administrative services	802	367	3,580	530	1,006
Transfer agent services	1	– [2]	3	1	– [2]
Administrative services	1,187	522	5,575	1,169	544
Accounting and administrative services	–	–	–	–	–
Reports to shareholders	41	24	125	48	16
Registration statement and prospectus	14	10	100	41	10
Trustees’ compensation	2	2	12	2	1
Auditing and legal	16	34	33	28	49
Custodian	425	239	210	702	411
Other	4	28	18	4	27

Total fees and expenses before waivers/reimbursement	27,452	16,107	93,606	26,788	16,091
Less waivers/reimbursement of fees and expenses:
Investment advisory services waivers	1,313	259	1	–	2,654
Miscellaneous fee reimbursement	–	–	–	–	–

Total waivers/reimbursement of fees and expenses	1,313	259	1	–	2,654

Total fees and expenses after waivers/reimbursement	26,139	15,848	93,605	26,788	13,437

Net investment income (loss)	28,390	1,173	62,592	62,163	27,540

Net realized gain (loss) and unrealized depreciation:
Net realized gain (loss)[1] on:
Investments in:
Unaffiliated issuers	310,668	86,912	1,244,591	(205,118)	56,774
Affiliated issuers	(20)	6	1	20	(9)
Futures contracts	–	–	–	–	202
Forward currency contracts	–	–	–	–	298
Swap contracts	–	–	–	–	–
Currency transactions	(1,052)	(25)	73	(1,170)	82
Capital gain distributions received from affiliated issuers	–	–	–	–	–

	309,596	86,893	1,244,665	(206,268)	57,347
Net unrealized (depreciation) appreciation[1] on:
Investments in:
Unaffiliated issuers	(3,004,456)	(1,445,472)	(14,552,959)	(1,849,354)	(1,088,052)
Affiliated issuers	(159)	(18,993)	(420)	(230)	(61)
Futures contracts	–	–	–	–	78
Forward currency contracts	–	–	–	–	59
Swap contracts	–	–	–	–	–
Currency translations	221	520	(56)	1,077	300

	(3,004,394)	(1,463,945)	(14,553,435)	(1,848,507)	(1,087,676)

Net realized gain (loss) and unrealized depreciation	(2,694,798)	(1,377,052)	(13,308,770)	(2,054,775)	(1,030,329)

Net decrease in net assets resulting from operations	$(2,666,408)	$(1,375,879)	$(13,246,178)	$(1,992,612)	$(1,002,789)

Refer to the end of the statements of operations for footnotes.

Refer to the notes to financial statements.

American Funds Insurance Series	255

Financial statements (continued)	unaudited
Statements of operations for the six months ended June 30, 2022 (continued)	(dollars in thousands)

	Washington Mutual Investors Fund	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder

Investment income:
Income (net of non-U.S. taxes1):
Dividends:
Unaffiliated issuers	$ 115,274	$ 30,016	$ 300,024	$ 7,332	$ 17,853
Affiliated issuers	823	172	4,194	52	587
	116,097	30,188	304,218	7,384	18,440
Interest from unaffiliated issuers	–	71	1,023	–	2,310
European Union withholding tax reclaims	–	–	3,322	430	–
Interest from European Union withholding tax reclaims	–	–	292	35	–
Securities lending income (net of fees)	190	103	572	11	50

	116,287	30,362	309,427	7,860	20,800
Fees and expenses[1]:
Investment advisory services	19,627	5,497	46,863	1,023	2,446
Distribution services	5,174	1,697	18,949	383	698
Insurance administrative services	1,479	260	2,207	158	695
Transfer agent services	1	– [2]	3	– [2]	– [2]
Administrative services	1,546	297	5,574	49	169
Accounting and administrative services	–	–	–	–	–
Reports to shareholders	24	13	118	3	4
Registration statement and prospectus	24	3	73	1	1
Trustees’ compensation	1	– [2]	8	1	– [2]
Auditing and legal	7	19	36	20	17
Custodian	174	195	241	1	42
Other	4	1	17	– [2]	1

Total fees and expenses before waivers/reimbursement	28,061	7,982	74,089	1,639	4,073
Less waivers/reimbursement of fees and expenses:
Investment advisory services waivers	7,920	1,907	–	281	1,206
Miscellaneous fee reimbursement	–	–	–	–	–

Total waivers/reimbursement of fees and expenses	7,920	1,907	–	281	1,206

Total fees and expenses after waivers/reimbursement	20,141	6,075	74,089	1,358	2,867

Net investment income (loss)	96,146	24,287	235,338	6,502	17,933

Net realized gain (loss) and unrealized depreciation:
Net realized gain (loss)[1] on:
Investments in:
Unaffiliated issuers	164,986	(23,930)	1,718,892	(8,722)	10,932
Affiliated issuers	(19)	(13)	(29)	(2)	(4)
Futures contracts	–	–	–	–	(3,291)
Forward currency contracts	–	–	–	–	6
Swap contracts	–	–	–	–	1,590
Currency transactions	(14)	48	(662)	(40)	24
Capital gain distributions received from affiliated issuers	–	–	–	–	–

	164,953	(23,895)	1,718,201	(8,764)	9,257
Net unrealized (depreciation) appreciation[1] on:
Investments in:
Unaffiliated issuers	(1,682,419)	(467,259)	(10,132,517)	(67,920)	(135,663)
Affiliated issuers	(96)	(7)	(465)	(6)	(4,757)
Futures contracts	–	–	–	–	(1,259)
Forward currency contracts	–	–	–	1	(2)
Swap contracts	–	–	–	–	(39)
Currency translations	(6)	(116)	(290)	(119)	(34)

	(1,682,521)	(467,382)	(10,133,272)	(68,044)	(141,754)

Net realized gain (loss) and unrealized depreciation	(1,517,568)	(491,277)	(8,415,071)	(76,808)	(132,497)

Net decrease in net assets resulting from operations	$(1,421,422)	$(466,990)	$(8,179,733)	$(70,306)	$(114,564)

Refer to the end of the statements of operations for footnotes.

Refer to the notes to financial statements.

256	American Funds Insurance Series

Financial statements (continued)	unaudited
Statements of operations for the six months ended June 30, 2022 (continued)	(dollars in thousands)

	Asset Allocation Fund	American Funds Global Balanced Fund[3]	The Bond Fund of America	Capital World Bond Fund	American High-Income Trust

Investment income:
Income (net of non-U.S. taxes1):
Dividends:
Unaffiliated issuers	$ 200,577	$ 3,865	$ –	$ 57	$ 1,489
Affiliated issuers	25,018	41	3,972	255	68
	225,595	3,906	3,972	312	1,557
Interest from unaffiliated issuers	88,223	1,397	171,964	24,488	26,212
European Union withholding tax reclaims	32	–	–	–	–
Interest from European Union withholding tax reclaims	9	–	–	–	–
Securities lending income (net of fees)	143	3	–	–	–

	314,002	5,306	175,936	24,800	27,769
Fees and expenses[1]:
Investment advisory services	36,448	1,233	20,827	4,458	2,176
Distribution services	13,348	383	5,248	1,208	874
Insurance administrative services	7,262	158	1,128	77	103
Transfer agent services	2	– [2]	1	– [2]	– [2]
Administrative services	4,146	62	1,753	265	142
Accounting and administrative services	–	–	–	–	–
Reports to shareholders	59	3	38	13	11
Registration statement and prospectus	35	– [2]	203	3	1
Trustees’ compensation	4	– [2]	2	1	– [2]
Auditing and legal	25	4	9	3	3
Custodian	466	24	41	51	7
Other	12	– [2]	5	1	8

Total fees and expenses before waivers/reimbursement	61,807	1,867	29,255	6,080	3,325
Less waivers/reimbursement of fees and expenses:
Investment advisory services waivers	–	7	11,103	611	826
Miscellaneous fee reimbursement	–	–	–	–	–

Total waivers/reimbursement of fees and expenses	–	7	11,103	611	826

Total fees and expenses after waivers/reimbursement	61,807	1,860	18,152	5,469	2,499

Net investment income (loss)	252,195	3,446	157,784	19,331	25,270

Net realized gain (loss) and unrealized depreciation:
Net realized gain (loss)[1] on:
Investments in:
Unaffiliated issuers	945,041	48,478	(388,051)	(40,223)	(13,976)
Affiliated issuers	(14,361)	(2)	(83)	(10)	(4)
Futures contracts	52,273	367	(59,525)	(3,835)	1,276
Forward currency contracts	–	(537)	1,385	(15,990)	–
Swap contracts	159	246	28,306	2,059	326
Currency transactions	3,697	(206)	29	(2,051)	–
Capital gain distributions received from affiliated issuers	–	–	–	–	–

	986,809	48,346	(417,939)	(60,050)	(12,378)
Net unrealized (depreciation) appreciation[1] on:
Investments in:
Unaffiliated issuers	(5,810,235)	(125,952)	(1,015,396)	(272,356)	(139,349)
Affiliated issuers	(234,524)	– [2]	(424)	(23)	(6)
Futures contracts	18,346	(115)	(14,940)	(1,107)	284
Forward currency contracts	–	(167)	178	1,537	–
Swap contracts	1,896	(488)	30,052	(2,288)	414
Currency translations	(52)	(14)	(8)	60	–

	(6,024,569)	(126,736)	(1,000,538)	(274,177)	(138,657)

Net realized gain (loss) and unrealized depreciation	(5,037,760)	(78,390)	(1,418,477)	(334,227)	(151,035)

Net decrease in net assets resulting from operations	$(4,785,565)	$(74,944)	$(1,260,693)	$(314,896)	$(125,765)

Refer to the end of the statements of operations for footnotes.

Refer to the notes to financial statements.

American Funds Insurance Series	257

Financial statements (continued)	unaudited
Statements of operations for the six months ended June 30, 2022 (continued)	(dollars in thousands)

	American Funds Mortgage Fund	Ultra-Short Bond Fund		U.S. Government Securities Fund	Managed Risk Growth Fund	Managed Risk International Fund

Investment income:
Income (net of non-U.S. taxes1):
Dividends:
Unaffiliated issuers	$ –	$ –		$ –	$ 34	$ 8
Affiliated issuers	–	–		–	844	652
	–	–		–	878	660
Interest from unaffiliated issuers	886	912		26,161	–	–
European Union withholding tax reclaims	–	–		–	–	–
Interest from European Union withholding tax reclaims	–	–		–	–	–
Securities lending income (net of fees)	–	–		–	–	–

	886	912		26,161	878	660
Fees and expenses[1]:
Investment advisory services	216	554		3,040	390	110
Distribution services	118	410		1,861	637	180
Insurance administrative services	53	77		276	650	183
Transfer agent services	– [2]	–	[2]	– [2]	– [2]	–	[2]
Administrative services	17	56		268	–	–
Accounting and administrative services	–	–		–	27	23
Reports to shareholders	3	3		11	2	1
Registration statement and prospectus	– [2]	–	[2]	3	– [2]	–	[2]
Trustees’ compensation	– [2]	–	[2]	1	– [2]	–	[2]
Auditing and legal	– [2]	–	[2]	1	– [2]	–	[2]
Custodian	6	–	[2]	10	3	3
Other	– [2]	–	[2]	1	– [2]	–	[2]

Total fees and expenses before waivers/reimbursement	413	1,100		5,472	1,709	500
Less waivers/reimbursement of fees and expenses:
Investment advisory services waivers	104	–		1,318	130	37
Miscellaneous fee reimbursement	–	–		–	–	1

Total waivers/reimbursement of fees and expenses	104	–		1,318	130	38

Total fees and expenses after waivers/reimbursement	309	1,100		4,154	1,579	462

Net investment income (loss)	577	(188)		22,007	(701)	198

Net realized gain (loss) and unrealized depreciation:
Net realized gain (loss)[1] on:
Investments in:
Unaffiliated issuers	(6,398)	–		(66,161)	(3,451)	(910)
Affiliated issuers	–	–		–	43,095	3,622
Futures contracts	(1,437)	–		(24,700)	14,927	5,625
Forward currency contracts	–	–		–	–	–
Swap contracts	3,125	–		21,128	–	–
Currency transactions	–	–		–	(84)	–	[2]
Capital gain distributions received from affiliated issuers	–	–		–	60,533	16,270

	(4,710)	–		(69,733)	115,020	24,607
Net unrealized (depreciation) appreciation[1] on:
Investments in:
Unaffiliated issuers	(3,005)	(77)		(73,958)	1,424	948
Affiliated issuers	–	–		–	(261,533)	(52,824)
Futures contracts	(98)	–		(6,365)	11,562	1,471
Forward currency contracts	–	–		–	–	–
Swap contracts	(1,705)	–		(9,288)	–	–
Currency translations	–	–		–	–	–

	(4,808)	(77)		(89,611)	(248,547)	(50,405)

Net realized gain (loss) and unrealized depreciation	(9,518)	(77)		(159,344)	(133,527)	(25,798)

Net decrease in net assets resulting from operations	$(8,941)	$ (265)		$(137,337)	$(134,228)	$(25,600)

Refer to the end of the statements of operations for footnotes.

Refer to the notes to financial statements.

258	American Funds Insurance Series

Financial statements (continued)	unaudited
Statements of operations for the six months ended June 30, 2022 (continued)	(dollars in thousands)

	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund

Investment income:
Income (net of non-U.S. taxes1):
Dividends:
Unaffiliated issuers	$ 19	$ 133	$ 139
Affiliated issuers	1,459	7,601	9,909
	1,478	7,734	10,048
Interest from unaffiliated issuers	–	–	–
European Union withholding tax reclaims	–	–	–
Interest from European Union withholding tax reclaims	–	–	–
Securities lending income (net of fees)	–	–	–

	1,478	7,734	10,048
Fees and expenses[1]:
Investment advisory services	255	1,785	1,883
Distribution services	423	376	3,130
Insurance administrative services	426	2,976	3,139
Transfer agent services	– [2]	– [2]	– [2]
Administrative services	–	–	–
Accounting and administrative services	24	45	46
Reports to shareholders	2	5	6
Registration statement and prospectus	– [2]	1	3
Trustees’ compensation	– [2]	– [2]	– [2]
Auditing and legal	– [2]	2	2
Custodian	3	3	3
Other	– [2]	1	1

Total fees and expenses before waivers/reimbursement	1,133	5,194	8,213
Less waivers/reimbursement of fees and expenses:
Investment advisory services waivers	85	596	629
Miscellaneous fee reimbursement	–	–	–

Total waivers/reimbursement of fees and expenses	85	596	629

Total fees and expenses after waivers/reimbursement	1,048	4,598	7,584

Net investment income (loss)	430	3,136	2,464

Net realized gain (loss) and unrealized depreciation:
Net realized gain (loss)[1] on:
Investments in:
Unaffiliated issuers	(2,423)	(28,252)	(3,697)
Affiliated issuers	30,760	105,881	66,785
Futures contracts	4,515	7,863	(8,961)
Forward currency contracts	–	–	–
Swap contracts	–	–	–
Currency transactions	(41)	(269)	(189)
Capital gain distributions received from affiliated issuers	61,850	179,634	231,217

	94,661	264,857	285,155
Net unrealized (depreciation) appreciation[1] on:
Investments in:
Unaffiliated issuers	1,000	19,619	781
Affiliated issuers	(134,755)	(735,451)	(711,597)
Futures contracts	3,951	27,427	23,811
Forward currency contracts	–	–	–
Swap contracts	–	–	–
Currency translations	–	–	–

	(129,804)	(688,405)	(687,005)

Net realized gain (loss) and unrealized depreciation	(35,143)	(423,548)	(401,850)

Net decrease in net assets resulting from operations	$ (34,713)	$(420,412)	$(399,386)

1 Additional information related to non-U.S. taxes and class-specific fees and expenses is included in the notes to financial statements.

2 Amount less than one thousand.

3 Formerly Global Balanced Fund.

Refer to the notes to financial statements.

American Funds Insurance Series	259

Financial statements (continued)
Statements of changes in net assets	(dollars in thousands)

	Global Growth Fund		Global Small Capitalization Fund		Growth Fund
	Six months ended June 30, 2022[1]	Year ended December 31, 2021	Six months ended June 30, 2022[1]	Year ended December 31, 2021	Six months ended June 30, 2022[1]	Year ended December 31, 2021
Operations:
Net investment income (loss)	$ 28,390	$ 36,408	$ 1,173	$ (11,335)	$ 62,592	$ 87,664
Net realized gain (loss)	309,596	846,935	86,893	1,098,836	1,244,665	5,061,178
Net unrealized (depreciation) appreciation	(3,004,394)	485,952	(1,463,945)	(710,657)	(14,553,435)	3,147,345

Net (decrease) increase in net assets resulting from operations	(2,666,408)	1,369,295	(1,375,879)	376,844	(13,246,178)	8,296,187

Distributions paid to shareholders	(851,026)	(486,343)	(1,091,116)	(123,155)	(5,032,276)	(5,437,958)

Net capital share transactions	797,600	466,658	809,325	(989,509)	4,048,879	3,623,473

Total (decrease) increase in net assets	(2,719,834)	1,349,610	(1,657,670)	(735,820)	(14,229,575)	6,481,702
Net assets:
Beginning of period	9,590,580	8,240,970	4,576,921	5,312,741	45,405,746	38,924,044

End of period	$6,870,746	$9,590,580	$2,919,251	$4,576,921	$31,176,171	$45,405,746

	International Fund		New World Fund		Washington Mutual Investors Fund
	Six months ended June 30, 2022[1]	Year ended December 31, 2021	Six months ended June 30, 2022[1]	Year ended December 31, 2021	Six months ended June 30, 2022[1]	Year ended December 31, 2021
Operations:
Net investment income (loss)	$ 62,163	$ 147,317	$ 27,540	$ 32,010	$ 96,146	$ 173,016
Net realized gain (loss)	(206,268)	1,273,483	57,347	318,018	164,953	2,286,033
Net unrealized (depreciation) appreciation	(1,848,507)	(1,501,184)	(1,087,676)	(136,128)	(1,682,521)	81,431

Net (decrease) increase in net assets resulting from operations	(1,992,612)	(80,384)	(1,002,789)	213,900	(1,421,422)	2,540,480

Distributions paid to shareholders	(1,046,661)	(249,096)	(327,173)	(185,700)	(2,263,981)	(166,149)

Net capital share transactions	423,534	(832,025)	71,517	176,091	1,518,745	(488,260)

Total (decrease) increase in net assets	(2,615,739)	(1,161,505)	(1,258,445)	204,291	(2,166,658)	1,886,071

Net assets:
Beginning of period	9,429,353	10,590,858	4,447,444	4,243,153	11,465,137	9,579,066

End of period	$6,813,614	$9,429,353	$3,188,999	$4,447,444	$9,298,479	$11,465,137

Refer to the end of the statements of changes in net assets for footnotes.

Refer to the notes to financial statements.

260	American Funds Insurance Series

Financial statements (continued)	(dollars in thousands)
Statements of changes in net assets (continued)

	Capital World Growth and Income Fund		Growth-Income Fund		International Growth and Income Fund

	Six months ended June 30, 2022[1]	Year ended December 31, 2021	Six months ended June 30, 2022[1]	Year ended December 31, 2021	Six months ended June 30, 2022[1]	Year ended December 31, 2021
Operations:
Net investment income (loss)	$ 24,287	$ 44,268	$ 235,338	$ 480,125	$ 6,502	$ 34,510
Net realized gain (loss)	(23,895)	410,057	1,718,201	3,512,628	(8,764)	357,845
Net unrealized (depreciation) appreciation	(467,382)	(139,980)	(10,133,272)	4,888,658	(68,044)	(342,815)

Net (decrease) increase in net assets resulting from operations	(466,990)	314,345	(8,179,733)	8,881,411	(70,306)	49,540

Distributions paid to shareholders	(421,092)	(90,172)	(3,562,421)	(915,114)	(145,919)	(14,532)

Net capital share transactions	234,027	(14,968)	1,558,429	(3,505,347)	130,423	(1,112,349)

Total (decrease) increase in net assets	(654,055)	209,205	(10,183,725)	4,460,950	(85,802)	(1,077,341)

Net assets:
Beginning of period	2,383,655	2,174,450	42,952,485	38,491,535	378,542	1,455,883

End of period	$1,729,600	$2,383,655	$ 32,768,760	$42,952,485	$ 292,740	$ 378,542

	Capital Income Builder		Asset Allocation Fund		American Funds Global Balanced Fund[2]

	Six months ended June 30, 2022[1]	Year ended December 31, 2021	Six months ended June 30, 2022[1]	Year ended December 31, 2021	Six months ended June 30, 2022[1]	Year ended December 31, 2021
Operations:
Net investment income (loss)	$ 17,933	$ 32,730	$ 252,195	$ 496,078	$ 3,446	$ 4,583
Net realized gain (loss)	9,257	44,998	986,809	2,982,523	48,346	24,122
Net unrealized (depreciation) appreciation	(141,754)	81,302	(6,024,569)	990,457	(126,736)	17,602

Net (decrease) increase in net assets resulting from operations	(114,564)	159,030	(4,785,565)	4,469,058	(74,944)	46,307

Distributions paid to shareholders	(11,814)	(29,764)	(2,842,521)	(1,541,316)	(2,232)	(29,247)

Net capital share transactions	79,461	(81,691)	1,887,171	(1,879,473)	(14,722)	(4,816)

Total (decrease) increase in net assets	(46,917)	47,575	(5,740,915)	1,048,269	(91,898)	12,244

Net assets:
Beginning of period	1,144,527	1,096,952	30,705,920	29,657,651	467,376	455,132

End of period	$1,097,610	$1,144,527	$24,965,005	$30,705,920	$ 375,478	$467,376

Refer to the end of the statements of changes in net assets for footnotes.

Refer to the notes to financial statements.

American Funds Insurance Series	261

Financial statements (continued)	(dollars in thousands)
Statements of changes in net assets (continued)

	The Bond Fund of America		Capital World Bond Fund		American High-Income Trust

	Six months ended June 30, 2022[1]	Year ended December 31, 2021	Six months ended June 30, 2022[1]	Year ended December 31, 2021	Six months ended June 30, 2022[1]	Year ended December 31, 2021
Operations:
Net investment income (loss)	$ 157,784	$ 215,953	$ 19,331	$ 42,586	$ 25,270	$ 47,176
Net realized gain (loss)	(417,939)	129,232	(60,050)	16,012	(12,378)	7,485
Net unrealized (depreciation) appreciation	(1,000,538)	(353,151)	(274,177)	(168,792)	(138,657)	21,386

Net (decrease) increase in net assets resulting from operations	(1,260,693)	(7,966)	(314,896)	(110,194)	(125,765)	76,047

Distributions paid to shareholders	(192,664)	(687,442)	(30,830)	(91,748)	(9,523)	(43,416)

Net capital share transactions	(764,324)	2,474,568	(157,566)	(51,795)	(67,271)	152,225

Total (decrease) increase in net assets	(2,217,681)	1,779,160	(503,292)	(253,737)	(202,559)	184,856

Net assets:
Beginning of period	13,186,579	11,407,419	2,085,008	2,338,745	1,052,435	867,579

End of period	$10,968,898	$13,186,579	$1,581,716	$2,085,008	$ 849,876	$1,052,435

	American Funds Mortgage Fund		Ultra-Short Bond Fund		U.S. Government Securities Fund

	Six months ended June 30, 2022[1]	Year ended December 31, 2021	Six months ended June 30, 2022[1]	Year ended December 31, 2021	Six months ended June 30, 2022[1]	Year ended December 31, 2021
Operations:
Net investment income (loss)	$ 577	$ 1,555	$ (188)	$ (1,883)	$ 22,007	$ 26,482
Net realized gain (loss)	(4,710)	(90)	—	— [5]	(69,733)	(5,219)
Net unrealized (depreciation) appreciation	(4,808)	(2,808)	(77)	(4)	(89,611)	(36,820)

Net (decrease) increase in net assets resulting from operations	(8,941)	(1,343)	(265)	(1,887)	(137,337)	(15,557)

Distributions paid to shareholders	(499)	(13,157)	–	–	(7,653)	(209,728)

Net capital share transactions	(231,905)	29,279	91,611	(41,201)	(378,884)	236,927

Total (decrease) increase in net assets	(241,345)	14,779	91,346	(43,088)	(523,874)	11,642

Net assets:
Beginning of period	334,398	319,619	332,661	375,749	2,165,299	2,153,657

End of period	$ 93,053	$334,398	$424,007	$332,661	$1,641,425	$2,165,299

Refer to the end of the statements of changes in net assets for footnotes.

Refer to the notes to financial statements.

262	American Funds Insurance Series

Financial statements (continued)	(dollars in thousands)
Statements of changes in net assets (continued)

	Managed Risk Growth Fund		Managed Risk International Fund		Managed Risk Washington Mutual Investors Fund

	Six months ended June 30, 2022[1]	Year ended December 31, 2021	Six months ended June 30, 2022[1]	Year ended December 31, 2021	Six months ended June 30, 2022[1]	Year ended December 31, 2021
Operations:
Net investment income (loss)	$ (701)	$ (392)	$ 198	$ 2,984	$ 430	$ 3,320
Net realized gain (loss)	115,020	93,312	24,607	654	94,661	15,848
Net unrealized (depreciation) appreciation	(248,547)	(21,491)	(50,405)	(10,287)	(129,804)	38,411

Net (decrease) increase in net assets resulting from operations	(134,228)	71,429	(25,600)	(6,649)	(34,713)	57,579

Distributions paid to shareholders	(85,304)	(27,384)	(3,368)	(931)	(3,925)	(6,019)

Net capital share transactions	93,951	(11,898)	583	(654)	(12,730)	(34,883)

Total (decrease) increase in net assets	(125,581)	32,147	(28,385)	(8,234)	(51,368)	16,677

Net assets:
Beginning of period	596,593	564,446	161,335	169,569	373,037	356,360

End of period	$ 471,012	$596,593	$132,950	$161,335	$321,669	$373,037

	Managed Risk Growth-Income Fund		Managed Risk Asset Allocation Fund

	Six months ended June 30, 2022[1]	Year ended December 31, 2021	Six months ended June 30, 2022[1]	Year ended December 31, 2021
Operations:
Net investment income (loss)	$ 3,136	$ 23,938	$ 2,464	$ 29,121
Net realized gain (loss)	264,857	49,377	285,155	133,738
Net unrealized (depreciation) appreciation	(688,405)	292,194	(687,005)	169,648

Net (decrease) increase in net assets resulting from operations	(420,412)	365,509	(399,386)	332,507

Distributions paid to shareholders	(74,065)	(68,168)	(121,640)	(38,227)

Net capital share transactions	8,625	(64,385)	(6,522)	(254,031)

Total (decrease) increase in net assets	(485,852)	232,956	(527,548)	40,249

Net assets:
Beginning of period	2,667,572	2,434,616	2,819,020	2,778,771

End of period	$2,181,720	$2,667,572	$2,291,472	$2,819,020

[1]	Unaudited.
[2]	Formerly Global Balanced Fund.
[3]	Amount less than one thousand.

Refer to the notes to financial statements.

American Funds Insurance Series	263

Notes to financial statements	unaudited

1. Organization

American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company with 34 different funds (“the funds”), including 23 funds in the series covered in this report. The other 11 funds in the series are covered in separate reports. Six funds in the series are covered in the American Funds Insurance Series - Target Date Series report and five funds in the series are covered in the American Funds Insurance Series - Portfolio Series report. The assets of each fund are segregated, with each fund accounted for separately. Capital Research and Management Company (“CRMC”) is the series’ investment adviser. Milliman Financial Risk Management LLC (“Milliman FRM”) is the subadviser for the risk management strategy for eight of the funds (the “managed risk funds”), five of which are covered in this report.

The managed risk funds covered in this report are Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Washington Mutual Investors Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund. The managed risk funds invest in other funds within the series (the “underlying funds”) and employ Milliman FRM to implement the risk management strategy, which consists of using hedging instruments – primarily exchange-traded options and futures contracts – to attempt to stabilize the volatility of the funds around target volatility levels and reduce the downside exposure of the funds during periods of significant market declines.

Shareholders approved a proposal to reorganize the series from a Massachusetts business trust to a Delaware statutory trust. The series reserved the right to delay implementing the reorganization and has elected to do so.

The investment objective(s) for each fund covered in this report are as follows:

Global Growth Fund – To provide long-term growth of capital.

Global Small Capitalization Fund – To provide long-term growth of capital.

Growth Fund – To provide growth of capital.

International Fund – To provide long-term growth of capital.

New World Fund – To provide long-term capital appreciation.

Washington Mutual Investors Fund – To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.

Capital World Growth and Income Fund – To provide long-term growth of capital while providing current income.

Growth-Income Fund – To achieve long-term growth of capital and income.

International Growth and Income Fund – To provide long-term growth of capital while providing current income.

Capital Income Builder – The two primary objectives are (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. The secondary objective is to provide growth of capital.

Asset Allocation Fund – To provide high total return (including income and capital gains) consistent with preservation of capital over the long term.

American Funds Global Balanced Fund (formerly Global Balanced Fund) — Seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.

The Bond Fund of America – To provide as high a level of current income as is consistent with the preservation of capital.

Capital World Bond Fund – To provide, over the long term, a high level of total return consistent with prudent investment management.

American High-Income Trust – The primary objective is to provide a high level of current income. The secondary objective is capital appreciation.

264	American Funds Insurance Series

American Funds Mortgage Fund – To provide current income and preservation of capital.

Ultra-Short Bond Fund – To provide current income, consistent with the maturity and quality standards applicable to the fund, and preservation of capital and liquidity.

U.S. Government Securities Fund – To provide a high level of current income consistent with prudent investment risk and preservation of capital.

Managed Risk Growth Fund – To provide growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk International Fund – To provide long-term growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk Washington Mutual Investors Fund – To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection.

Managed Risk Growth-Income Fund – To achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection.

Managed Risk Asset Allocation Fund – To provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.

Each fund in the series, except the managed risk funds, offers either four or five share classes (Classes 1, 1A, 2, 3 or 4); the managed risk funds offer two share classes (Classes P1 and P2). Holders of all share classes of each fund have equal pro rata rights to assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class of each fund.

2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Cash – Cash may include amounts held in an interest bearing deposit facility.

Security transactions and related investment income – Security transactions are recorded by each fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, each fund will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Fees and expenses – The fees and expenses of the underlying funds held by the managed risk funds are not included in the fees and expenses reported for each of the managed risk funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the unaudited net effective expense ratios that are provided as additional information in the financial highlights tables.

American Funds Insurance Series	265

Class allocations – Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class of each fund.

Distributions paid to shareholders – Income dividends and capital gain distributions are recorded on each fund’s ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the funds’ statements of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

CRMC, the series’ investment adviser, values the funds’ investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs – The series’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades. The value of an underlying fund is based on its reported net asset value.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs

All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer

Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the series’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

266	American Funds Insurance Series

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the series’ investment adviser. The Capital Group Central Corporate Bond Fund (“CCBF”), a fund within the Capital Group Central Fund Series II, and Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (collectively the “Central Funds”), are each valued based upon a floating net asset value, which fluctuates with changes in the value of each fund’s portfolio securities. The underlying securities are valued based on the policies and procedures in the Central Funds’ statements of additional information. The State Street Institutional U.S. Government Money Market Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The net asset value of each share class of each managed risk fund is calculated based on the reported net asset values of the underlying funds in which each fund invests.

Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures of the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from one or more pricing vendors. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the series’ investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the series’ board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations and valuations of investments and futures that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure – The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The series’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.

Classifications – The series’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities.

The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The tables on the following pages present the funds’ valuation levels as of June 30, 2022 (dollars in thousands):

American Funds Insurance Series	267

Global Growth Fund

	Investment securities

	Level 1	Level 2	Level 3		Total
Assets:
Common stocks:
Information technology	$1,692,534	$–	$–		$1,692,534
Health care	1,141,809	–	–		1,141,809
Consumer discretionary	1,014,034	–	–		1,014,034
Consumer staples	601,888	–	–		601,888
Financials	591,871	–	–	*	591,871
Communication services	323,718	–	–		323,718
Industrials	322,261	–	–		322,261
Energy	210,349	–	–	*	210,349
Materials	180,570	–	–		180,570
Real estate	26,276	–	–		26,276
Utilities	9,456	–	–		9,456
Preferred securities	104,021	–	–		104,021
Short-term securities	650,104	–	–		650,104

Total	$6,868,891	$–	$–	*	$6,868,891

    *Amount less than one thousand.

Global Small Capitalization Fund

	Investment securities

	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$ 568,036	$25,309	$ 1,093	$ 594,438
Industrials	476,093	–	–	476,093
Consumer discretionary	455,457	–	–	455,457
Health care	430,498	–	–	430,498
Financials	198,106	33,624	–	231,730
Materials	109,673	–	–	109,673
Consumer staples	89,696	–	–	89,696
Real estate	61,385	–	–	61,385
Communication services	61,038	–	–	61,038
Utilities	49,053	–	–	49,053
Energy	12,301	–	18,936	31,237
Preferred securities	5,942	–	20,705	26,647
Rights & warrants	–	13,750	–	13,750
Short-term securities	365,897	–	–	365,897

Total	$2,883,175	$72,683	$40,734	$2,996,592

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the six months ended June 30, 2022 (dollars in thousands):

	Beginning value at 1/1/2022	Transfers into Level 3*	Purchases	Sales	Net realized gain	Unrealized depreciation†	Transfers out of Level 3*	Ending value at 6/30/2022
Investment securities	$44,963	$–	$–	$–	$–	$(4,229)	$–	$40,734

Net unrealized depreciation during the period on Level 3 investment securities held at June 30, 2022								$(4,229)

*

Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.

†	Net unrealized depreciation is included in the related amounts on investments in the fund’s statement of operations.

268	American Funds Insurance Series

Unobservable inputs – Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):

	Value at 6/30/2022	Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average*	Impact to valuation from an increase in input†
		Market comparable	Price/Cash flow multiple	6.1x	6.1x	Increase
Common stocks	$20,029	companies	DLOM	16%	16%	Decrease
			EV/Sales multiple	7.0x	7.0x	Increase
		Transaction price	N/A	N/A	N/A	N/A
			EV/Sales multiple	7.0x - 15.2x	12.8x	Increase
Preferred securities	20,705	Market comparable companies	Net adjustment based on market comparables movement (decrease)	34%	34%	Decrease
			DLOM	10%	10%	Decrease
		Recent market information	Net adjustment based on market comparables movement (decrease)	75%	75%	Decrease
Total	$40,734

*	Weighted average is by relative fair value.
†

This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Key to abbreviations and symbols

DLOM = Discount for lack of marketability

EV = Enterprise value

Growth Fund

	Investment securities

	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$ 6,394,599	$–	$ 6,000	$ 6,400,599
Consumer discretionary	5,899,258	–	–	5,899,258
Health care	4,781,239	–	44,928	4,826,167
Communication services	4,639,224	–	–	4,639,224
Industrials	2,548,431	–	–	2,548,431
Financials	1,934,608	–	–	1,934,608
Energy	1,548,263	–	–	1,548,263
Materials	803,087	–	–	803,087
Consumer staples	684,760	–	–	684,760
Utilities	131,355	–	–	131,355
Real estate	34,023	–	–	34,023
Preferred securities	21,266	–	37,835	59,101
Convertible bonds & notes	–	–	7,084	7,084
Short-term securities	1,628,284	–	–	1,628,284
Total	$31,048,397	$–	$95,847	$31,144,244

American Funds Insurance Series	269

International Fund

	Investment securities

	Level 1	Level 2	Level 3		Total
Assets:
Common stocks:
Industrials	$ 893,966	$ –	$ –		$ 893,966
Information technology	769,459	–	7,357		776,816
Financials	773,846	–	–		773,846
Health care	753,412	–	–		753,412
Energy	651,793	–	–		651,793
Materials	628,737	–	–		628,737
Consumer discretionary	603,139	–	–		603,139
Consumer staples	305,783	–	–		305,783
Communication services	238,436	–	—	*	238,436
Utilities	152,530	–	–		152,530
Real estate	46,413	–	–		46,413
Preferred securities	52,526	–	673		53,199
Rights & warrants	–	16,702	–		16,702
Short-term securities	981,097	–	–		981,097
Total	$6,851,137	$16,702	$8,030		$6,875,869

  *Amount less than one thousand.

New World Fund

	Investment securities

	Level 1	Level 2	Level 3		Total
Assets:
Common stocks:
Information technology	$499,539	$ –	$588		$500,127
Financials	381,073	–	—	*	381,073
Health care	372,282	–	–		372,282
Consumer discretionary	335,566	–	—	*	335,566
Industrials	283,135	–	–		283,135
Materials	247,617	–	—	*	247,617
Consumer staples	217,659	–	—	*	217,659
Communication services	155,041	–	—	*	155,041
Energy	134,793	2,515	—	*	137,308
Real estate	53,460	–	–		53,460
Utilities	49,418	–	–		49,418
Preferred securities	18,576	–	11,241		29,817
Rights & warrants	58	668	–		726
Bonds, notes & other debt instruments	–	103,688	–		103,688
Short-term securities	323,608	–	–		323,608
Total	$3,071,825	$106,871	$11,829		$3,190,525

	Other investments†

	Level 1	Level 2	Level 3		Total
Assets:
Unrealized appreciation on futures contracts	$160	$ –	$ –		$160
Unrealized appreciation on open forward currency contracts	–	40	–		40
Liabilities:
Unrealized depreciation on futures contracts	(118)	–	–		(118)
Unrealized depreciation on open forward currency contracts	–	(1)	–		(1)
Total	$42	$39	$ –		$81

  *Amount less than one thousand.

  †Futures contracts and forward currency contracts are not included in the fund’s investment portfolio.

Washington Mutual Investors Fund

At June 30, 2022, all of the fund’s investment securities were classified as Level 1.

270	American Funds Insurance Series

Capital World Growth and Income Fund

	Investment securities

	Level 1	Level 2	Level 3		Total
Assets:
Common stocks:
Information technology	$ 292,238	$ –	$–		$ 292,238
Financials	247,908	–	–	*	247,908
Health care	228,402	–	–		228,402
Industrials	183,901	–	–		183,901
Consumer discretionary	155,507	–	–		155,507
Consumer staples	131,250	–	–		131,250
Energy	104,884	2,338	–	*	107,222
Materials	106,750	–	–		106,750
Communication services	93,171	–	–	*	93,171
Utilities	50,071	478	–		50,549
Real estate	33,321	–	–		33,321
Preferred securities	7,949	–	–		7,949
Convertible stocks	2,354	–	–		2,354
Convertible bonds & notes	–	1,058	–		1,058
Bonds, notes & other debt instruments	–	5,745	–		5,745
Short-term securities	92,892	–	–		92,892
Total	$1,730,598	$9,619	$–	*	$1,740,217

  *Amount less than one thousand.

Growth-Income Fund

	Investment securities

	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$ 6,492,561	$ –	$–	$ 6,492,561
Health care	4,256,632	–	–	4,256,632
Industrials	3,988,247	–	–	3,988,247
Communication services	3,126,720	–	–	3,126,720
Financials	3,042,614	–	–	3,042,614
Consumer discretionary	2,606,142	–	–	2,606,142
Consumer staples	1,756,134	–	–	1,756,134
Energy	1,690,089	–	–	1,690,089
Utilities	1,037,932	–	–	1,037,932
Materials	966,570	–	–	966,570
Real estate	723,852	–	–	723,852
Convertible stocks	391,787	–	–	391,787
Bonds, notes & other debt instruments	–	6,325	–	6,325
Short-term securities	2,417,903	425,733	–	2,843,636
Total	$32,497,183	$432,058	$–	$32,929,241

American Funds Insurance Series	271

International Growth and Income Fund

	Investment securities

	Level 1	Level 2	Level 3		Total
Assets:
Common stocks:
Financials	$ 44,250	$ –	–	*	$ 44,250
Consumer staples	36,462	–	–	*	36,462
Information technology	33,632	103	–		33,735
Consumer discretionary	32,879	–	–		32,879
Industrials	31,694	–	–		31,694
Health care	28,992	–	–		28,992
Energy	15,306	1,592	–	*	16,898
Communication services	14,390	–	–	*	14,390
Materials	13,679	–	–	*	13,679
Utilities	7,585	–	–		7,585
Real estate	6,674	–	–		6,674
Preferred securities	1,908	–	–		1,908
Short-term securities	22,923	–	–		22,923
Total	$290,374	$1,695	$–	*	$292,069

	Other investments†

	Level 1	Level 2	Level 3		Total
Assets:
Unrealized appreciation on open forward currency contracts	$ –	$1	$–		$1

  *Amount less than one thousand.

  †Forward currency contracts are not included in the fund’s investment portfolio.

Capital Income Builder

	Investment securities

	Level 1	Level 2	Level 3		Total
Assets:
Common stocks:
Financials	$135,409	$ –	–	*	$135,409
Consumer staples	113,314	–	–		113,314
Health care	95,650	–	–		95,650
Information technology	88,228	–	–		88,228
Utilities	73,457	424	–		73,881
Real estate	73,764	–	–		73,764
Industrials	65,600	–	–		65,600
Energy	57,300	–	–	*	57,300
Communication services	35,852	–	–		35,852
Consumer discretionary	29,927	–	–		29,927
Materials	29,743	–	–		29,743
Preferred securities	506	–	–		506
Rights & warrants	4	–	–		4
Convertible stocks	7,131	–	–		7,131
Investment funds	28,752	–	–		28,752
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	–	103,892	–		103,892
Mortgage-backed obligations	–	68,366	88		68,454
Corporate bonds, notes & loans	–	20,102	–		20,102
Asset-backed obligations	–	7,504	–		7,504
Bonds & notes of governments & government agencies outside the U.S.	–	762	–		762
Municipals	–	240	–		240
Short-term securities	112,559	–	–		112,559
Total	$947,196	$201,290	$88		$1,148,574

Refer to the next page for footnote.

272	American Funds Insurance Series

	Other investments†

	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$15	$–	$–	$15
Unrealized appreciation on centrally cleared interest rate swaps	–	1,757	–	1,757
Liabilities:
Unrealized depreciation on futures contracts	(1,042)	–	–	(1,042)
Unrealized depreciation on centrally cleared credit default swaps	–	(359)	–	(359)
Total	$(1,027)	$1,398	$–	$371

  *Amount less than one thousand.

  †Futures contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

Asset Allocation Fund

	Investment securities

	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Health care	$ 2,907,291	$–	$18,782	$ 2,926,073
Information technology	2,577,874	–	–	2,577,874
Financials	2,398,345	–	2,061	2,400,406
Consumer discretionary	1,953,699	–	–	1,953,699
Consumer staples	1,478,465	–	–	1,478,465
Industrials	1,406,108	–	–	1,406,108
Communication services	1,270,617	–	–	1,270,617
Materials	1,041,138	–	–	1,041,138
Energy	856,580	–	46	856,626
Real estate	561,840	–	–	561,840
Utilities	228,577	–	–	228,577
Preferred securities	–	–	144	144
Rights & warrants	–	–	–*	–	*
Convertible stocks	–	–	50,000	50,000
Investment funds	1,393,740	–	–	1,393,740
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	–	2,010,085	–	2,010,085
Mortgage-backed obligations	–	1,677,030	–	1,677,030
Corporate bonds, notes & loans	–	1,491,998	6,038	1,498,036
Asset-backed obligations	–	358,128	5,755	363,883
Bonds & notes of governments & government agencies outside the U.S.	–	38,798	–	38,798
Municipals	–	37,718	–	37,718
Short-term securities	2,396,242	–	–	2,396,242
Total	$20,470,516	$5,613,757	$82,826	$26,167,099

	Other investments†

	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$7,611	$–	$–	$7,611
Unrealized appreciation on centrally cleared credit default swaps	–	1,848	–	1,848
Liabilities:
Unrealized depreciation on futures contracts	(3,501)	–	–	(3,501)
Total	$4,110	$1,848	$–	$5,958

  *Amount less than one thousand.

  †Futures contracts and credit default swaps are not included in the fund’s investment portfolio.

American Funds Insurance Series	273

American Funds Global Balanced Fund

	Investment securities

	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$ 34,013	$–	$–	$34,013
Health care	29,389	–	–	29,389
Industrials	29,122	–	–	29,122
Information technology	27,928	–	–	27,928
Utilities	20,693	–	–	20,693
Consumer staples	19,214	–	–	19,214
Communication services	13,797	–	–	13,797
Energy	13,157	–	–	13,157
Materials	13,056	–	–	13,056
Consumer discretionary	9,370	–	–	9,370
Real estate	7,949	–	–	7,949
Preferred securities	1,412	–	–	1,412
Convertible stocks	397	–	–	397
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	–	54,288	–	54,288
Bonds & notes of governments & government agencies outside the U.S.	–	52,832	–	52,832
Corporate bonds, notes & loans	–	20,236	–	20,236
Mortgage-backed obligations	–	8,956	–	8,956
Asset-backed obligations	–	1,627	–	1,627
Municipals	–	143	–	143
Short-term securities	15,272	8,995	–	24,267
Total	$234,769	$147,077	$–	$381,846

	Other investments*

	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$48	$–	$–	$48
Unrealized appreciation on open forward currency contracts	–	103	–	103
Unrealized appreciation on centrally cleared interest rate swaps	–	7	–	7
Liabilities:
Unrealized depreciation on futures contracts	(82)	–	–	(82)
Unrealized depreciation on open forward currency contracts	–	(459)	–	(459)
Unrealized depreciation on centrally cleared interest rate swaps	–	(654)	–	(654)
Unrealized depreciation on centrally cleared credit default swaps	–	(80)	–	(80)
Total	$(34)	$(1,083)	$–	$(1,117)

  *Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

The Bond Fund of America

	Investment securities

	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$ –	$ 3,779,119	$ –	$ 3,779,119
Corporate bonds, notes & loans	–	3,680,622	–	3,680,622
Mortgage-backed obligations	–	2,445,028	1,490	2,446,518
Asset-backed obligations	–	477,724	8,337	486,061
Municipals	–	178,538	–	178,538
Bonds & notes of governments & government agencies outside the U.S.	–	138,829	–	138,829
Federal agency bonds & notes	–	11,502	–	11,502
Short-term securities	2,002,964	–	–	2,002,964
Total	$2,002,964	$10,711,362	$9,827	$12,724,153

274	American Funds Insurance Series

	Other investments*

	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$11,018	$–	$–	$11,018
Unrealized appreciation on open forward currency contracts	–	293	–	293
Unrealized appreciation on centrally cleared interest rate swaps	–	13,225	–	13,225
Unrealized appreciation on centrally cleared credit default swaps	–	8,754	–	8,754
Liabilities:
Unrealized depreciation on futures contracts	(25,935)	–	–	(25,935)
Unrealized depreciation on open forward currency contracts	–	(470)	–	(470)
Unrealized depreciation on centrally cleared interest rate swaps	–	(2,838)	–	(2,838)
Total	$(14,917)	$18,964	$–	$4,047

  *Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

Capital World Bond Fund

	Investment securities

	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$–	$269,416	$–	$269,416
Japanese yen	–	134,479	–	134,479
Chinese yuan renminbi	–	52,346	–	52,346
British pounds	–	50,066	–	50,066
Canadian dollars	–	38,056	–	38,056
Mexican pesos	–	36,030	–	36,030
Danish kroner	–	33,493	–	33,493
Australian dollars	–	32,740	–	32,740
Colombian pesos	–	15,808	–	15,808
Indonesian rupiah	–	10,794	–	10,794
Malaysian ringgits	–	8,811	–	8,811
Brazilian reais	–	8,573	–	8,573
Chilean pesos	–	7,667	–	7,667
South Korean won	–	7,495	–	7,495
Polish zloty	–	5,053	–	5,053
Russian rubles	–	4,830	–	4,830
South African rand	–	3,073	–	3,073
Peruvian nuevos soles	–	1,382	–	1,382
Indian rupees	–	1,148	–	1,148
Hungarian forints	–	1,032	–	1,032
Romanian leu	–	962	–	962
Ukrainian hryvnia	–	634	–	634
Norwegian kroner	–	620	–	620
U.S. dollars	–	793,574	637	794,211
Preferred securities	–	–	15	15
Common stocks	289	–	3	292
Short-term securities	100,175	–	–	100,175
Total	$100,464	$1,518,082	$655	$1,619,201

American Funds Insurance Series	275

	Other investments*

	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$ 933	$–	$–	$933
Unrealized appreciation on open forward currency contracts	–	6,655	–	6,655
Unrealized appreciation on centrally cleared interest rate swaps	–	33	–	33
Unrealized appreciation on centrally cleared credit default swaps	–	3,014	–	3,014
Liabilities:
Unrealized depreciation on futures contracts	(2,216)	–	–	(2,216)
Unrealized depreciation on open forward currency contracts	–	(4,636)	–	(4,636)
Unrealized depreciation on centrally cleared interest rate swaps	–	(9,273)	–	(9,273)
Total	$(1,283)	$(4,207)	$–	$(5,490)

  *Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

American High-Income Trust

	Investment securities

	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$ –	$763,380	$3,830	$767,210
Mortgage-backed obligations	–	–	631	631
Asset-backed obligations	–	129	–	129
Convertible bonds & notes	–	430	79	509
Convertible stocks	320	473	–	793
Common stocks	11,236	1,794	26,150	39,180
Preferred securities	–	2,295	326	2,621
Rights & warrants	316	1,293	7	1,616
Short-term securities	22,060	–	–	22,060
Total	$33,932	$769,794	$31,023	$834,749

	Other investments[1]

	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$73	$ –	$–	$ 73
Unrealized appreciation on centrally cleared credit default swaps	–	421	–	421
Total	$73	$421	$–	$494

[1]Futures	contracts and credit default swaps are not included in the investment portfolio.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the six months ended June 30, 2022 (dollars in thousands):

	Beginning value at 1/1/2022	Transfers into Level 3	[2]	Purchases	Sales	Net realized gain	[3]	Unrealized depreciation	[3]	Transfers out of Level 3	[2]	Ending value at 6/30/2022
Investment securities	$40,411	$–		$938	$(11,070)	$879		$(135)		$–		$31,023

Net unrealized appreciation during the period on Level 3 investment securities held at June 30, 2022												$ 1,383

[2]

Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.

[3]	Net realized gain and unrealized depreciation are included in the related amounts on investments in the fund’s statement of operations.

276	American Funds Insurance Series

Unobservable inputs – Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):

	Value at 6/30/2022	Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average*	Impact to valuation from an increase in input†
		Estimated recovery value	Expected proceeds	N/A	N/A	N/A
			Vendor price	N/A	N/A	N/A
		Yield analysis	Yield	11.7% - 13.4%	12.7%	Decrease
Bonds, notes & other debt instruments	$4,461		N/A	N/A	N/A	N/A
			Net adjustment based on market
		Transaction price	comparables movement	10%	10%	Decrease
			(decrease)
Convertible bonds & notes	79	Transaction price	N/A	N/A	N/A	N/A
			N/A	N/A	N/A	N/A
			Exchange terms	N/A	N/A	N/A
		Estimated recovery value	Risk discount	90%	90%	Decrease
			Net adjustment based on market	20%	20%	Decrease
			comparables (decrease)
			EV/EBITDA multiple	2.0x - 4.8x	3.1x	Increase
Common stocks	26,150	Market comparable companies	EV/EBITDA less CapEx multiple	10.5x	10.5x	Increase
			DLOM	18%	18%	Decrease
			Broker quote	N/A	N/A	N/A
		Recent market information	Quoted price	N/A	N/A	N/A
			Corporate action terms	N/A	N/A	N/A
			DLOM	15%	15%	Decrease
Preferred securities	326	Market comparable companies	EV/EBITDA multiple	3.5x	3.5x	Increase
			DLOM	30%	30%	Decrease
Rights & warrants	7	Recent market information	Broker quote	N/A	N/A	N/A
Total	$31,023

*	Weighted average is by relative fair value.
†

This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Key to abbreviations

CapEx = Capital expenditures

DLOM = Discount for lack of marketability

EBITDA = Earnings before income taxes, depreciation and amortization

EV = Enterprise value

American Funds Insurance Series	277

American Funds Mortgage Fund

	Investment securities

	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$–	$ 68,996	$–	$ 68,996
U.S. Treasury bonds & notes	–	14,204	–	14,204
Asset-backed obligations	–	4,040	–	4,040
Bonds & notes of governments & government agencies outside the U.S.	–	515	–	515
Federal agency bonds & notes	–	248	–	248
Short-term securities	–	50,370	–	50,370
Total	$–	$138,373	$–	$138,373

	Other investments*

	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$ 40	$ –	$–	$ 40
Unrealized appreciation on centrally cleared interest rate swaps	–	670	–	670
Liabilities:
Unrealized depreciation on futures contracts	(134)	–	–	(134)

Total	$ (94)	$670	$–	$ 576

  *Futures contracts and interest rate swaps are not included in the fund’s investment portfolio.

Ultra-Short Bond Fund

At June 30, 2022, all of the fund’s investment securities were classified as Level 2.

U.S. Government Securities Fund

	Investment securities

	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$–	$ 761,452	$–	$ 761,452
U.S. Treasury bonds & notes	–	610,788	–	610,788
Federal agency bonds & notes	–	123,778	–	123,778
Short-term securities	–	717,264	–	717,264
Total	$–	$2,213,282	$–	$2,213,282

	Other investments*

	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$11,906	$ –	$–	$ 11,906
Unrealized appreciation on centrally cleared interest rate swaps	–	23,368	–	23,368
Liabilities:
Unrealized depreciation on futures contracts	(17,662)	–	–	(17,662)
Unrealized depreciation on centrally cleared interest rate swaps	–	(16,563)	–	(16,563)
Total	$(5,756)	$ 6,805	$–	$ 1,049

  *Futures contracts and interest rate swaps are not included in the fund’s investment portfolio.

Managed Risk Growth Fund

At June 30, 2022, all of the fund’s investments were classified as Level 1.

Managed Risk International Fund

At June 30, 2022, all of the fund’s investments were classified as Level 1.

278	American Funds Insurance Series

Managed Risk Washington Mutual Investors Fund

At June 30, 2022, all of the fund’s investments were classified as Level 1.

Managed Risk Growth-Income Fund

At June 30, 2022, all of the fund’s investments were classified as Level 1.

Managed Risk Asset Allocation Fund

At June 30, 2022, all of the fund’s investments were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Market conditions – The prices of, and the income generated by, the common stocks, bonds and other securities held by a fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations. These risks may be heightened in the case of smaller capitalization stocks.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not a fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of a fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks – The prices of, and the income generated by, securities held by a fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in income-oriented stocks – The value of a fund’s securities and income provided by a fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in growth-oriented stocks – Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in small companies – Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

Investing outside the U.S. – Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting and auditing practices and standards and different regulatory, legal and reporting requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign

American Funds Insurance Series	279

withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in developing countries – Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries tend to have less developed political, economic and legal systems and accounting and auditing practices and standards than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in developing countries may be limited, incomplete or inaccurate, and there may be fewer rights and remedies available to the fund and its shareholders. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, developing countries are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in emerging markets – Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems and accounting and auditing practices and standards than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and there may be fewer rights and remedies available to a fund and its shareholders. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in debt instruments – The prices of, and the income generated by, bonds and other debt securities held by a fund may be affected by factors such as the interest rates, maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from a fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in a fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of a fund’s securities could cause the value of a fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which a fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

280	American Funds Insurance Series

Investing in lower rated debt instruments – Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in derivatives – The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose a fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for a fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. A fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce a fund’s returns and increase a fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Currency – The prices of, and the income generated by, many debt securities held by a fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of a fund’s securities denominated in such currencies would generally fall and vice versa.

Investing in mortgage-related and other asset-backed securities – Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as residential mortgage loans, home equity loans, mortgages on commercial buildings, consumer loans and equipment leases. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and a fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in a fund having to reinvest the proceeds in lower yielding securities, effectively reducing a fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing a fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in future delivery contracts – A fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve a fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase a fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While a fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions increase the turnover rate of a fund.

Investing in inflation-linked bonds – The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates – i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce a fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to a fund.

Investing in securities backed by the U.S. government – Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

American Funds Insurance Series	281

Investing in repurchase agreements – Upon entering into a repurchase agreement, a fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund’s cost with interest. The security purchased by the fund constitutes collateral for the seller’s repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral securing the repurchase obligation falls below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.

Interest rate risk – The values and liquidity of the securities held by a fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. A fund may invest in variable and floating rate securities. When a fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of a fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, a fund may not be able to maintain a positive yield and, given the current low interest rate environment, risks associated with rising rates are currently heightened.

Credit and liquidity support – Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by a fund could cause the values of these securities to decline.

Asset allocation – A fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Nondiversification risk – As nondiversified funds, certain funds have the ability to invest a larger percentage of their assets in the securities of a smaller number of issuers than diversified funds. Although the funds do not intend to limit their investments to the securities of a small number of issuers, if they were to do so, poor performance by a single large holding could adversely impact the funds’ investment results more than if the funds were invested in a larger number of issuers.

Liquidity risk – Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Management – The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Investing in the managed risk funds may involve additional risks including, but not limited to, those described below.

Fund structure – The managed risk funds invest in underlying funds and incur expenses related to those underlying funds. In addition, investors in the managed risk funds will incur fees to pay for certain expenses related to the operations of the managed risk funds. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the fund’s investment adviser did not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the fund. This strategy could raise certain conflicts of interest when choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of the fund.

282	American Funds Insurance Series

Management – The managed risk funds are subject to the risk that the managed risk strategy or the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. This could cause the managed risk funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Underlying fund risks – Because the managed risk funds’ investments consist of investments in underlying funds, the managed risk funds’ risks are directly related to the risks of the respective underlying fund in which each managed risk fund invests. For this reason, it is important to understand the risks associated with investing both in the managed risk fund and in each of the underlying funds.

Investing in options and futures contracts – In addition to the risks generally associated with investing in derivative instruments, options and futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and, in the case of futures, futures commission merchants with which a fund transacts. While both options and futures contracts are generally liquid instruments, under certain market conditions, options and futures may be deemed to be illiquid. For example, a fund may be temporarily prohibited from closing out its position in an options or futures contract if intraday price change limits or limits on trading volume imposed by the applicable exchange are triggered. If a fund is unable to close out a position on an options or futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the position in question. The ability of a fund to successfully utilize options and futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the options and futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the options and futures in which it invests, a fund could be exposed to the risk of loss. Whereas the risk of loss on a put option purchased by the fund is limited to the initial cost of the option, the amount of a potential loss on a futures contract could greatly exceed the relatively small initial amount invested in entering the futures position.

Hedging – There may be imperfect or even negative correlation between the prices of the options and futures contracts in which a fund invests and the prices of the underlying securities or indexes which the fund seeks to hedge. For example, options and futures contracts may not provide an effective hedge because changes in options and futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities market, on the one hand, and the options and futures markets, on the other, that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for options and futures, including technical influences in options and futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded options and futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying funds, or to those of unhedged funds in general.

Short positions – The fund may suffer losses from short positions in futures contracts. Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

5. Certain investment techniques

Securities lending – Some of the funds have entered into securities lending transactions in which the funds earn income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

Securities lending transactions are entered into by the fund under the securities lending agreement with the lending agent. The lending agent facilitates the exchange of securities between the lender and the borrower, generally provides protection from borrower default, marks to market the value of collateral daily, secures additional collateral from the borrower if it falls below preset terms, and may reinvest the collateral on behalf of the fund according to agreed parameters. The lending agent has indemnified the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if the borrower fails to return the securities, collateral investments decline in value or the lending agent fails to perform.

American Funds Insurance Series	283

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote on proposals affecting them. The borrower is obligated to return the loaned security at the conclusion of the loan or, during the pendency of the loan, on demand from the fund.

The following table presents the value of the securities on loan, the type and value of collateral received and the value of the investment securities purchased, if any, from the cash collateral received by each fund (dollars in thousands):

		Collateral received
	Value of			Value of
	investment			investment
	securities		U.S. government	securities
Funds	on loan	Cash	securities	purchased
Global Growth Fund	$ 27,348	$ 20,453	$ 8,325	$ 18,408
Global Small Capitalization Fund	96,178	85,345	17,353	76,811
Growth Fund	78,405	81,118	–	73,006
International Fund	71,916	74,745	–	67,270
New World Fund	14,516	8,405	7,205	7,565
Washington Mutual Investors Fund	81,124	55,623	27,526	50,061
Capital World Growth and Income Fund	16,355	15,435	1,643	13,891
Growth-Income Fund	171,950	178,358	–	160,522
International Growth and Income Fund	2,221	1,413	953	1,272
Capital Income Builder	13,384	14,030	–	12,627
Asset Allocation Fund	53,318	55,304	–	49,774
American Funds Global Balanced Fund	3,814	4,005	–	3,605

Investment securities purchased from cash collateral are disclosed in the investment portfolio as short-term securities. Securities received as collateral, if any, are not recognized as fund assets. The contractual maturity of collateral received under the securities lending agreement is classified as overnight and continuous.

Index-linked bonds – Some of the funds have invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls – Some of the funds have entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the funds’ portfolio turnover rates.

Loan transactions – Some of the funds have entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Short-term securities – The managed risk funds hold shares of State Street Institutional U.S. Government Money Market Fund, a cash management vehicle offered and managed by State Street Bank and Trust Company.

284	American Funds Insurance Series

Unfunded commitments – Asset Allocation Fund, Capital World Bond Fund and American High-Income Trust have participated in transactions that involve unfunded commitments, which may obligate each fund to purchase new or additional bonds and/or purchase additional shares of the applicable issuer if certain contingencies are met. As of June 30, 2022, the maximum exposure from these unfunded commitments for Asset Allocation Fund, Capital World Bond Fund and American High-Income Trust was $187,000, $63,000 and $1,796,000, respectively, which would represent less than 0.01%, less than 0.01% and 0.21%, respectively, of the net assets of each fund should such commitments become due. Unrealized depreciation on these unfunded commitments for Asset Allocation Fund, Capital World Bond Fund and American High-Income Trust was $3,000, less than $1,000 and $1,000, respectively, which is disclosed as unrealized depreciation on unfunded commitments in each fund’s statement of assets and liabilities and is included in net unrealized depreciation on investments in unaffiliated issuers in each fund’s statement of operations.

Options contracts – The managed risk funds have entered into options contracts, which give the holder of the option, in return for a premium payment, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option, the security underlying the option (or the cash value of the index underlying the option) at a specified price. As part of their managed risk strategy, the funds will at times purchase put options on equity indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities. By purchasing a put option on an equity index, the funds obtain the right (but not the obligation) to sell the cash value of the index underlying the option at a specified exercise price, and in return for this right, the funds pay the current market price, or the option premium, for the option.

The funds may terminate their position in a put option by allowing the option to expire or by exercising the option. If the option is allowed to expire, the funds will lose the entire premium. If the option is exercised, the funds complete the sale of the underlying instrument (or delivers the cash value of the index underlying the option) at the exercise price. The funds may also terminate a put option position by entering into opposing close-out transactions in advance of the option expiration date.

Premiums paid on options purchased, as well as the daily fluctuation in market value, are included in investment securities from unaffiliated issuers in each fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the option contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from options contracts are recorded in investments in unaffiliated issuers in each fund’s statement of operations.

Futures contracts – Some of the funds have entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. For the managed risk funds, futures contracts are used to strategically manage portfolio volatility and downside equity risk.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, each fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in each fund’s statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on each fund’s statement of assets and liabilities. Each fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in each fund’s statement of operations.

Forward currency contracts – Some of the funds have entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The series’ investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the series’ investment adviser values forward currency contracts based on the applicable exchange rates and records unrealized appreciation or depreciation for open forward currency contracts in each fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in each fund’s statement of assets and liabilities. Net realized

American Funds Insurance Series	285

gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in each fund’s statement of operations.

Swap contracts – Some of the funds have entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the funds enter into bilaterally negotiated swap transactions, the funds will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.

Upon entering into a centrally cleared swap contract, the funds are required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the funds’ statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the funds’ statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The funds record realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the funds’ statement of operations.

Swap agreements can take different forms. Some of the funds have entered into the following types of swap agreements:

Interest rate swaps – Some of the funds have entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the funds or a portion of the funds’ portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark. In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the funds’ current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party.

286	American Funds Insurance Series

Credit default swap indices – Some of the funds have entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSIs”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.

The funds may enter into a CDSI transaction as either protection buyer or protection seller. If the funds are protection buyers, they would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the funds, as protection buyers, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As protection sellers, the funds would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the funds, coupled with the periodic payments previously received by the funds, may be less than the full notional value that the funds, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the funds. Furthermore, as protection sellers, the funds would effectively add leverage to their portfolio because it would have investment exposure to the notional amount of the swap transaction.

The following table presents the average month-end notional amounts of options contracts purchased, futures contracts, forward currency contracts, interest rate swaps and credit default swaps while held for each fund (dollars in thousands):

	Options contracts purchased	Futures contracts	Forward currency contracts		Interest rate swaps	Credit default swaps
New World Fund	Not applicable	$ 25,832	$ 4,557		Not applicable	Not applicable
International Growth and Income Fund	Not applicable	Not applicable	446		Not applicable	Not applicable
Capital Income Builder	Not applicable	59,371	98	*	$ 23,038	$ 4,064
Asset Allocation Fund	Not applicable	2,047,465	Not applicable		Not applicable	107,883
American Funds Global Balanced Fund	Not applicable	13,454	25,586		25,429	3,760
The Bond Fund of America	Not applicable	3,268,480	116,690		419,574	113,829
Capital World Bond Fund	Not applicable	310,776	507,433		345,658	56,655
American High-Income Trust	Not applicable	35,005	Not applicable		Not applicable	13,999
American Funds Mortgage Fund	Not applicable	27,578	Not applicable		25,975	Not applicable
U.S. Government Securities Fund	Not applicable	2,474,234	Not applicable		1,677,964	Not applicable
Managed Risk Growth Fund	$ 487,262	136,263	Not applicable		Not applicable	Not applicable
Managed Risk International Fund	120,077	15,697	Not applicable		Not applicable	Not applicable
Managed Risk Washington Mutual Investors Fund	347,908	40,418	Not applicable		Not applicable	Not applicable
Managed Risk Growth-Income Fund	3,860,312	264,330	Not applicable		Not applicable	Not applicable
Managed Risk Asset Allocation Fund	656,342	299,621	Not applicable		Not applicable	Not applicable

*No contracts were held at the end of the reporting period; amount represents the average month-end notional amount of contracts while they were held.

American Funds Insurance Series	287

The following tables identify the location and fair value amounts on each fund’s statement of assets and liabilities and/or the effect on each fund’s statement of operations resulting from each fund’s use of options, futures contracts, forward currency contracts, interest rate swaps and/or credit default swaps as of, or for the six months ended June 30, 2022 (dollars in thousands):

New World Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Futures	Interest	Unrealized appreciation*	$160	Unrealized depreciation*	$118

Forward currency	Currency	Unrealized appreciation on open forward currency contracts	40	Unrealized depreciation on open forward currency contracts	1
			$200		$119

		Net realized gain		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Futures	Interest	Net realized gain on futures contracts	$202	Net unrealized appreciation on futures contracts	$ 78

Forward currency	Currency	Net realized gain on forward currency contracts	298	Net unrealized appreciation on forward currency contracts	59
			$500		$137

International Growth and Income Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$1	Unrealized depreciation on open forward currency contracts	$–

		Net realized gain		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Forward currency	Currency	Net realized gain on forward currency contracts	$–	Net unrealized appreciation on forward currency contracts	$1

Capital Income Builder

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Futures	Interest	Unrealized appreciation*	$ 15	Unrealized depreciation*	$1,042

Swap (centrally cleared)	Interest	Unrealized appreciation*	1,757	Unrealized depreciation*	–

Swap (centrally cleared)	Credit	Unrealized appreciation*	–	Unrealized depreciation*	359
			$1,772		$1,401

Refer to the end of the tables for footnotes.

288	American Funds Insurance Series

		Net realized (loss) gain		Net unrealized (depreciation) appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Futures	Interest	Net realized loss on futures contracts	$(3,291)	Net unrealized depreciation on futures contracts	$(1,259)

Forward currency	Currency	Net realized gain on forward currency contracts	6	Net unrealized depreciation on forward currency contracts	(2)

Swap	Interest	Net realized gain on swap contracts	1,702	Net unrealized appreciation on swap contracts	306

Swap	Credit	Net realized loss on swap contracts	(112)	Net unrealized depreciation on swap contracts	(345)
			$(1,695)		$(1,300)

Asset Allocation Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Futures	Interest	Unrealized appreciation*	$7,611	Unrealized depreciation*	$3,501

Swap (centrally cleared)	Credit	Unrealized appreciation*	1,848	Unrealized depreciation*	–
			$9,459		$3,501

		Net realized gain		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Futures	Interest	Net realized gain on futures contracts	$52,273	Net unrealized appreciation on futures contracts	$18,346

Swap	Credit	Net realized gain on swap contracts	159	Net unrealized appreciation on swap contracts	1,896
			$52,432		$20,242

American Funds Global Balanced Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Futures	Interest	Unrealized appreciation*	$ 48	Unrealized depreciation*	$ 82

Forward currency	Currency	Unrealized appreciation on open forward currency contracts	103	Unrealized depreciation on open forward currency contracts	459

Forward currency	Currency	Receivables for closed forward currency contracts	18	Payables for closed forward currency contracts	4

Swap (centrally cleared)	Interest	Unrealized appreciation*	7	Unrealized depreciation*	654

Swap (centrally cleared)	Credit	Unrealized appreciation*	–	Unrealized depreciation*	80
			$176		$1,279

Refer to the end of the tables for footnotes.

American Funds Insurance Series	289

		Net realized gain (loss)		Net unrealized depreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Futures	Interest	Net realized gain on futures contracts	$ 367	Net unrealized depreciation on futures contracts	$(115)

Forward currency	Currency	Net realized loss on forward currency contracts	(537)	Net unrealized depreciation on forward currency contracts	(167)

Swap	Interest	Net realized gain on swap contracts	198	Net unrealized depreciation on swap contracts	(410)

Swap	Credit	Net realized gain on swap contracts	48	Net unrealized depreciation on swap contracts	(78)
			$ 76		$(770)

The Bond Fund of America

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Futures	Interest	Unrealized appreciation*	$11,018	Unrealized depreciation*	$25,935

Forward currency	Currency	Unrealized appreciation on open forward currency contracts	293	Unrealized depreciation on open forward currency contracts	470

Forward currency	Currency	Receivables for closed forward currency contracts	75	Payables for closed forward currency contracts	576

Swap (centrally cleared)	Interest	Unrealized appreciation*	13,225	Unrealized depreciation*	2,838

Swap (centrally cleared)	Credit	Unrealized appreciation*	8,754	Unrealized depreciation*	–
			$33,365		$29,819

		Net realized (loss) gain		Net unrealized (depreciation) appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Futures	Interest	Net realized loss on futures contracts	$(59,525)	Net unrealized depreciation on futures contracts	$(14,940)

Forward currency	Currency	Net realized gain on forward currency contracts	1,385	Net unrealized appreciation on forward currency contracts	178

Swap	Interest	Net realized gain on swap contracts	25,750	Net unrealized appreciation on swap contracts	21,372

Swap	Credit	Net realized gain on swap contracts	2,556	Net unrealized appreciation on swap contracts	8,680
			$(29,834)		$15,290

Refer to the end of the tables for footnotes.

290	American Funds Insurance Series

Capital World Bond Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Futures	Interest	Unrealized appreciation*	$ 933	Unrealized depreciation*	$ 2,216

Forward currency	Currency	Unrealized appreciation on open forward currency contracts	6,655	Unrealized depreciation on open forward currency contracts	4,636

Forward currency	Currency	Receivables for closed forward currency contracts	32	Payables for closed forward currency contracts	1,476

Swap (centrally cleared)	Interest	Unrealized appreciation*	33	Unrealized depreciation*	9,273

Swap (centrally cleared)	Credit	Unrealized appreciation*	3,014	Unrealized depreciation*	–
			$10,667		$17,601

		Net realized (loss) gain		Net unrealized (depreciation) appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Futures	Interest	Net realized loss on futures contracts	$ (3,835)	Net unrealized depreciation on futures contracts	$(1,107)

Forward currency	Currency	Net realized loss on forward currency contracts	(15,990)	Net unrealized appreciation on forward currency contracts	1,537

Swap	Interest	Net realized gain on swap contracts	1,384	Net unrealized depreciation on swap contracts	(5,384)

Swap	Credit	Net realized gain on swap contracts	675	Net unrealized appreciation on swap contracts	3,096
			$(17,766)		$(1,858)

American High-Income Trust

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Futures	Interest	Unrealized appreciation*	$ 73	Unrealized depreciation*	$–

Swap (centrally cleared)	Credit	Unrealized appreciation*	421	Unrealized depreciation*	–
			$494		$–

		Net realized gain		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Futures	Interest	Net realized gain on futures contracts	$1,276	Net unrealized appreciation on futures contracts	$284

Swap	Credit	Net realized gain on swap contracts	326	Net unrealized appreciation on swap contracts	414
			$1,602		$698

Refer to the end of the tables for footnotes.

American Funds Insurance Series	291

American Funds Mortgage Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Futures	Interest	Unrealized appreciation*	$ 40	Unrealized depreciation*	$134

Swap (centrally cleared)	Interest	Unrealized appreciation*	670	Unrealized depreciation*	–
			$710		$134

		Net realized (loss) gain		Net unrealized depreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Futures	Interest	Net realized loss on futures contracts	$(1,437)	Net unrealized depreciation on futures contracts	$ (98)

Swap	Interest	Net realized gain on swap contracts	3,125	Net unrealized depreciation on swap contracts	(1,705)
			$1,688		$(1,803)

U.S. Government Securities Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Futures	Interest	Unrealized appreciation*	$11,906	Unrealized depreciation*	$17,662

Swap (centrally cleared)	Interest	Unrealized appreciation*	23,368	Unrealized depreciation*	16,563
			$35,274		$34,225

		Net realized (loss) gain		Net unrealized depreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Futures	Interest	Net realized loss on futures contracts	$(24,700)	Net unrealized depreciation on futures contracts	$ (6,365)

Swap	Interest	Net realized gain on swap contracts	21,128	Net unrealized depreciation on swap contracts	(9,288)
			$ (3,572)		$(15,653)

Managed Risk Growth Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Options purchased	Equity	Investment securities from unaffiliated issuers†	$ 424	Investment securities from unaffiliated issuers†	$ –

Futures	Currency	Unrealized appreciation*	268	Unrealized depreciation*	–

Futures	Equity	Unrealized appreciation*	10,060	Unrealized depreciation*	–

Futures	Interest	Unrealized appreciation*	–	Unrealized depreciation*	(105)
			$10,752		$(105)

Refer to the end of the tables for footnotes.

292	American Funds Insurance Series

		Net realized (loss) gain		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Options purchased	Equity	Net realized loss on investments in unaffiliated issuers	$ (3,451)	Net unrealized appreciation on investments in unaffiliated issuers	$ 1,424

Futures	Currency	Net realized gain on futures contracts	612	Net unrealized appreciation on futures contracts	292

Futures	Equity	Net realized gain on futures contracts	24,631	Net unrealized appreciation on futures contracts	11,276

Futures	Interest	Net realized loss on futures contracts	(10,316)	Net unrealized depreciation on futures contracts	(6)
			$ 11,476		$12,986

Managed Risk International Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Options purchased	Equity	Investment securities from unaffiliated issuers†	$ 591	Investment securities from unaffiliated issuers†	$ –

Futures	Currency	Unrealized appreciation*	–	Unrealized depreciation*	–

Futures	Equity	Unrealized appreciation*	1,136	Unrealized depreciation*	–

Futures	Interest	Unrealized appreciation*	–	Unrealized depreciation*	(48)
			$1,727		$(48)

		Net realized (loss) gain		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Options purchased	Equity	Net realized loss on investments in unaffiliated issuers	$ (910)	Net unrealized appreciation on investments in unaffiliated issuers	$ 948

Futures	Currency	Net realized gain on futures contracts	–	Net unrealized appreciation on futures contracts	–

Futures	Equity	Net realized gain on futures contracts	7,974	Net unrealized appreciation on futures contracts	22

Futures	Interest	Net realized loss on futures contracts	(2,349)	Net unrealized appreciation on futures contracts	1,449
			$ 4,715		$2,419

Managed Risk Washington Mutual Investors Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Options purchased	Equity	Investment securities from unaffiliated issuers†	$ 842	Investment securities from unaffiliated issuers†	$ –

Futures	Currency	Unrealized appreciation*	144	Unrealized depreciation*	–

Futures	Equity	Unrealized appreciation*	3,774	Unrealized depreciation*	–

Futures	Interest	Unrealized appreciation*	–	Unrealized depreciation*	(70)
			$4,760		$(70)

Refer to the end of the tables for footnotes.

American Funds Insurance Series	293

		Net realized (loss) gain		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Options purchased	Equity	Net realized loss on investments in unaffiliated issuers	$(2,423)	Net unrealized appreciation on investments in unaffiliated issuers	$1,000

Futures	Currency	Net realized gain on futures contracts	186	Net unrealized appreciation on futures contracts	149

Futures	Equity	Net realized gain on futures contracts	9,391	Net unrealized appreciation on futures contracts	3,844

Futures	Interest	Net realized loss on futures contracts	(5,062)	Net unrealized depreciation on futures contracts	(42)
			$ 2,092		$4,951

Managed Risk Growth-Income Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Options purchased	Equity	Investment securities from unaffiliated issuers†	$11,543	Investment securities from unaffiliated issuers†	$ –

Futures	Currency	Unrealized appreciation*	1,057	Unrealized depreciation*	–

Futures	Equity	Unrealized appreciation*	26,222	Unrealized depreciation*	(16)

Futures	Interest	Unrealized appreciation*	–	Unrealized depreciation*	(524)
			$38,822		$(540)

		Net realized (loss) gain		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Options purchased	Equity	Net realized loss on investments in unaffiliated issuers	$(28,252)	Net unrealized appreciation on investments in unaffiliated issuers	$19,619

Futures	Currency	Net realized gain on futures contracts	1,821	Net unrealized appreciation on futures contracts	1,066

Futures	Equity	Net realized gain on futures contracts	41,017	Net unrealized appreciation on futures contracts	26,824

Futures	Interest	Net realized loss on futures contracts	(34,975)	Net unrealized depreciation on futures contracts	(463)
			$(20,389)		$47,046

Managed Risk Asset Allocation Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Options purchased	Equity	Investment securities from unaffiliated issuers†	$ 1,138	Investment securities from unaffiliated issuers†	$ –

Futures	Currency	Unrealized appreciation*	651	Unrealized depreciation*	–

Futures	Equity	Unrealized appreciation*	23,290	Unrealized depreciation*	–

Futures	Interest	Unrealized appreciation*	–	Unrealized depreciation*	(371)
			$25,079		$(371)

Refer to the end of the tables for footnotes.

294	American Funds Insurance Series

		Net realized (loss) gain		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Options purchased	Equity	Net realized loss on investments in unaffiliated issuers	$ (3,697)	Net unrealized appreciation on investments in unaffiliated issuers	$ 781

Futures	Currency	Net realized gain on futures contracts	1,188	Net unrealized appreciation on futures contracts	660

Futures	Equity	Net realized gain on futures contracts	28,524	Net unrealized appreciation on futures contracts	23,415

Futures	Interest	Net realized loss on futures contracts	(38,673)	Net unrealized depreciation on futures contracts	(264)
			$(12,658)		$24,592

*

Includes cumulative appreciation/depreciation on futures contracts, centrally cleared interest rate swaps and/or centrally cleared credit default swaps as reported in the applicable table following each fund’s investment portfolio. Only current day’s variation margin is reported within each fund’s statement of assets and liabilities.

†	Includes options purchased as reported in the fund’s investment portfolio.

Collateral – Some funds either receive or pledge highly liquid assets, such as cash or U.S. government securities, as collateral due to securities lending and/or their use of futures contracts, forward currency contracts, interest rate swaps, credit default swaps and/or future delivery contracts. For securities lending, each participating fund receives collateral in exchange for lending investment securities. The lending agent may reinvest collateral from securities lending transactions according to agreed parameters. For futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps, the program calls for each participating fund to pledge collateral for initial and variation margin by contract. For forward currency contracts, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by counterparty. For future delivery contracts, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by each participating fund, if any, is disclosed in each fund’s investment portfolio, and cash collateral pledged by each participating fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in each fund’s statement of assets and liabilities.

Rights of offset – Funds that hold forward currency contracts have enforceable master netting agreements with certain counterparties, where amounts payable by each party to the other in the same currency (with the same settlement date and with the same counterparty) are settled net of each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the funds do not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statements of assets and liabilities.

The following tables present each fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the funds’ statements of assets and liabilities. The net amount column shows the impact of offsetting on the funds’ statement of assets and liabilities as of June 30, 2022, if close-out netting was exercised (dollars in thousands):

New World Fund

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral	*	Cash collateral	*	Net amount

Assets:
Standard Chartered Bank	$35	$–	$–		$–		$35
UBS AG	5	–	–		–		5

Total	$40	$–	$–		$–		$40

Liabilities:
Citibank	$ 1	$–	$–		$–		$ 1

Refer to the end of the tables for footnote.

American Funds Insurance Series	295

International Growth and Income Fund

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral	*	Cash collateral	*	Net amount

Assets:
JPMorgan Chase	$1	$–	$–		$–		$1

American Funds Global Balanced Fund
	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral	*	Cash collateral	*	Net amount

Assets:
Bank of America	$ 20	$(20)	$–		$–		$ –
Barclays Bank PLC	11	–	–		–		11
BNP Paribas	1	(1)	–		–		–
Citibank	74	(1)	–		–		73
Morgan Stanley	14	(14)	–		–		–
Standard Chartered Bank	1	(1)	–		–		–

Total	$121	$(37)	$–		$–		$ 84

Liabilities:
Bank of America	$ 44	$(20)	$–		$–		$ 24
Bank of New York Mellon	1	–	–		–		1
BNP Paribas	282	(1)	–		–		281
Citibank	1	(1)	–		–		–
HSBC Bank	14	–	–		–		14
JPMorgan Chase	3	–	–		–		3
Morgan Stanley	23	(14)	–		–		9
Standard Chartered Bank	95	(1)	–		–		94

Total	$463	$(37)	$–		$–		$426

The Bond Fund of America
	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral	*	Cash collateral	*	Net amount

Assets:
Bank of America	$ 96	$ –	$ –		$–		$ 96
Bank of New York Mellon	65	–	–		–		65
Citibank	94	(94)	–		–		–
Standard Chartered Bank	11	–	–		–		11
UBS AG	102	(30)	–		–		72

Total	$ 368	$(124)	$ –		$–		$244

Liabilities:
Citibank	$ 648	$ (94)	$(554)		$–		$ –
JPMorgan Chase	323	–	(323)		–		–
Morgan Stanley	45	–	–		–		45
UBS AG	30	(30)	–		–		–

Total	$1,046	$(124)	$(877)		$–		$ 45

Refer to the end of the tables for footnote.

296	American Funds Insurance Series

Capital World Bond Fund

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral *	Cash collateral *	Net amount

Assets:
Bank of America	$ 503	$ (503)	$ –	$ –	$ –
BNP Paribas	91	(91)	–	–	–
Citibank	5,133	(2,333)	–	(2,800)	–
Goldman Sachs	27	(27)	–	–	–
HSBC Bank	253	(42)	–	(211)	–
JPMorgan Chase	75	(75)	–	–	–
Morgan Stanley	75	(75)	–	–	–
Standard Chartered Bank	291	–	–	(291)	–
UBS AG	239	(239)	–	–	–

Total	$6,687	$(3,385)	$ –	$(3,302)	$ –

Liabilities:
Bank of America	$ 957	$ (503)	$ (364)	$ –	$ 90
BNP Paribas	712	(91)	(585)	–	36
Citibank	2,333	(2,333)	–	–	–
Goldman Sachs	477	(27)	(450)	–	–
HSBC Bank	42	(42)	–	–	–
JPMorgan Chase	788	(75)	(659)	–	54
Morgan Stanley	269	(75)	(194)	–	–
UBS AG	534	(239)	(295)	–	–

Total	$6,112	$(3,385)	$(2,547)	$ –	$180

*Collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation – Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2022, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the period, none of the funds incurred any significant interest or penalties.

Each fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation – Dividend and interest income, if any, are recorded net of non-U.S. taxes paid. The funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the funds filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. During the six months ended June 30, 2022, some of the funds recognized reclaims (net of fees and the effect of realized gain or loss from currency translations) and interest related to European court rulings as follows (dollars in thousands):

Fund	Reclaims	Fees	Interest
Global Growth Fund	$ 353	$634	$ 64
Growth Fund	318	22	22
New World Fund	175	99	14
Growth-Income Fund	3,322	472	292
International Growth and Income Fund	430	104	35
Asset Allocation Fund	32	106	9

American Funds Insurance Series	297

The reclaims and interest are included in each fund’s statements of operations. Gains realized by the funds on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the funds record an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions – Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold; paydowns on fixed-income securities; net capital losses; net operating losses; non-U.S. taxes on capital gains; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

Additional tax basis disclosures for each fund are as follows (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Washington Mutual Investors Fund

As of December 31, 2021:
Undistributed ordinary income	$35,090	$155,910	$575,141	$91,536	$79,588	$436,702
Undistributed long-term capital gains	815,909	935,195	4,457,096	955,085	247,561	1,827,154

As of June 30, 2022:
Gross unrealized appreciation on investments	2,448,406	597,292	12,379,772	1,198,573	706,493	1,823,766
Gross unrealized depreciation on investments	(638,501)	(427,229)	(2,828,654)	(840,515)	(322,914)	(598,946)
Net unrealized appreciation (depreciation) on investments	1,809,905	170,063	9,551,118	358,058	383,579	1,224,820

Cost of investments	5,058,986	2,826,529	21,593,126	6,517,811	2,807,027	8,113,297

	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	American Funds Global Balanced Fund

As of December 31, 2021:
Undistributed ordinary income	$66,586	$578,031	$753	$7,363	$333,342	$282
Late year ordinary loss deferral*	–	–	–	–	–	(110)
Undistributed long-term capital gains	354,484	2,984,322	145,163	–	2,509,013	1,947
Capital loss carryforward†	–	–	–	(20,560)	–	–

As of June 30, 2022:
Gross unrealized appreciation on investments	376,239	10,839,281	28,959	149,820	5,492,943	24,473
Gross unrealized depreciation on investments	(237,923)	(1,593,886)	(53,837)	(56,954)	(1,818,032)	(33,439)
Net unrealized appreciation (depreciation) on investments	138,316	9,245,395	(24,878)	92,866	3,674,911	(8,966)

Cost of investments	1,601,901	23,683,846	316,947	1,055,905	22,499,906	389,620

Refer to the end of the tables for footnotes.

298	American Funds Insurance Series

	The Bond Fund of America	Capital World Bond Fund	American High-Income Trust	American Funds Mortgage Fund	Ultra-Short Bond Fund	U.S. Government Securities Fund

As of December 31, 2021:
Undistributed ordinary income	$95,270	$4,353	$9,517	$499	$–	$7,641
Undistributed long-term capital gains	97,219	26,459	–	–	–	–
Capital loss carryforward†	–	–	(247,812)	(496)	(1)	(14,302)

As of June 30, 2022:
Gross unrealized appreciation on investments	59,647	13,030	23,164	1,110	14	40,623
Gross unrealized depreciation on investments	(807,938)	(286,726)	(133,062)	(2,819)	(89)	(96,426)
Net unrealized appreciation (depreciation) on investments	(748,291)	(273,696)	(109,898)	(1,709)	(75)	(55,803)

Cost of investments	13,481,793	1,887,532	945,135	140,652	416,305	2,270,134

	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund

As of December 31, 2021:
Undistributed ordinary income	$1,846	$3,367	$3,923	$23,113	$34,460
Undistributed long-term capital gains	83,454	–	–	50,937	87,163
Capital loss carryforward†	–	(12,234)	(23,718)	–	–

As of June 30, 2022:
Gross unrealized appreciation on investments	10,369	1,527	3,992	29,568	23,941
Gross unrealized depreciation on investments	(129,403)	(35,664)	(53,343)	(150,797)	(159,840)
Net unrealized appreciation (depreciation) on investments	(119,034)	(34,137)	(49,351)	(121,229)	(135,899)

Cost of investments	580,496	164,663	365,091	2,259,173	2,397,331

*	This deferral is considered incurred in the subsequent year.
†

Each fund’s capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. Funds with a capital loss carryforward will not make distributions from capital gains while a capital loss carryforward remains.

Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):

Global Growth Fund

	Six months ended June 30, 2022			Year ended December 31, 2021
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$16,651	$361,119	$377,770	$23,870	$193,074	$216,944
Class 1A	67	1,617	1,684	55	645	700
Class 2	15,933	386,947	402,880	15,210	221,402	236,612
Class 4	2,452	66,240	68,692	1,339	30,748	32,087

Total	$35,103	$815,923	$851,026	$40,474	$445,869	$486,343

American Funds Insurance Series	299

Global Small Capitalization Fund

	Six months ended June 30, 2022			Year ended December 31, 2021
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$ 47,544	$285,173	$ 332,717	$–	$ 55,655	$ 55,655
Class 1A	209	1,252	1,461	–	39	39
Class 2	94,748	568,298	663,046	–	60,246	60,246
Class 4	13,417	80,475	93,892	–	7,215	7,215

Total	$155,918	$935,198	$1,091,116	$–	$123,155	$123,155

Growth Fund

	Six months ended June 30, 2022			Year ended December 31, 2021
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$252,019	$1,912,725	$2,164,744	$181,380	$2,073,422	$2,254,802
Class 1A	3,042	23,411	26,453	701	9,031	9,732
Class 2	274,301	2,152,577	2,426,878	167,439	2,610,409	2,777,848
Class 3	3,618	28,163	31,781	2,435	35,107	37,542
Class 4	42,175	340,245	382,420	17,483	340,551	358,034

Total	$575,155	$4,457,121	$5,032,276	$369,438	$5,068,520	$5,437,958

International Fund

	Six months ended June 30, 2022			Year ended December 31, 2021
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$44,035	$448,918	$ 492,953	$131,730	$–	$131,730
Class 1A	133	1,398	1,531	281	–	281
Class 2	42,435	450,228	492,663	105,815	–	105,815
Class 3	209	2,195	2,404	545	–	545
Class 4	4,760	52,350	57,110	10,725	–	10,725

Total	$91,572	$955,089	$1,046,661	$249,096	$–	$249,096

New World Fund

	Six months ended June 30, 2022			Year ended December 31, 2021
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$42,143	$129,123	$171,266	$26,785	$ 78,257	$105,042
Class 1A	232	724	956	77	273	350
Class 2	19,672	61,661	81,333	9,450	36,498	45,948
Class 4	17,555	56,063	73,618	5,794	28,566	34,360

Total	$79,602	$247,571	$327,173	$42,106	$143,594	$185,700

300	American Funds Insurance Series

Washington Mutual Investors Fund

	Six months ended June 30, 2022			Year ended December 31, 2021
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$256,710	$1,068,126	$1,324,836	$104,666	$–	$104,666
Class 1A	2,492	10,665	13,157	2,211	–	2,211
Class 2	131,174	551,636	682,810	46,652	–	46,652
Class 4	46,410	196,768	243,178	12,620	–	12,620

Total	$436,786	$1,827,195	$2,263,981	$166,149	$–	$166,149

Capital World Growth and Income Fund

	Six months ended June 30, 2022			Year ended December 31, 2021
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$20,817	$109,599	$130,416	$14,543	$16,997	$31,540
Class 1A	223	1,188	1,411	99	67	166
Class 2	38,548	205,827	244,375	20,948	29,988	50,936
Class 4	7,015	37,875	44,890	3,094	4,436	7,530

Total	$66,603	$354,489	$421,092	$38,684	$51,488	$90,172

Growth-Income Fund

	Six months ended June 30, 2022			Year ended December 31, 2021
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$344,468	$1,754,172	$2,098,640	$328,564	$239,575	$568,139
Class 1A	472	2,464	2,936	308	185	493
Class 2	204,025	1,071,265	1,275,290	164,258	145,765	310,023
Class 3	2,195	11,428	13,623	1,864	1,578	3,442
Class 4	26,915	145,017	171,932	16,599	16,418	33,017

Total	$578,075	$2,984,346	$3,562,421	$511,593	$403,521	$915,114

International Growth and Income Fund

	Six months ended June 30, 2022			Year ended December 31, 2021
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$ 16	$ 6,104	$ 6,120	$ 4,585	$–	$ 4,585
Class 1A	12	2,108	2,120	140	–	140
Class 2	459	81,276	81,735	6,218	–	6,218
Class 4	267	55,677	55,944	3,589	–	3,589

Total	$754	$145,165	$145,919	$14,532	$–	$14,532

Capital Income Builder

	Six months ended June 30, 2022			Year ended December 31, 2021
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$ 6,604	$–	$ 6,604	$16,222	$–	$16,222
Class 1A	99	–	99	218	–	218
Class 2	129	–	129	315	–	315
Class 4	4,982	–	4,982	13,009	–	13,009

Total	$11,814	$–	$11,814	$29,764	$–	$29,764

American Funds Insurance Series	301

Asset Allocation Fund

	Six months ended June 30, 2022			Year ended December 31, 2021
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$207,234	$1,525,081	$1,732,315	$424,814	$579,353	$1,004,167
Class 1A	275	2,098	2,373	423	457	880
Class 2	57,602	440,697	498,299	108,045	154,751	262,796
Class 3	385	2,914	3,299	717	976	1,693
Class 4	67,986	538,249	606,235	107,752	164,028	271,780

Total	$333,482	$2,509,039	$2,842,521	$641,751	$899,565	$1,541,316

American Funds Global Balanced Fund

	Six months ended June 30, 2022			Year ended December 31, 2021
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$ 72	$ 498	$ 570	$1,680	$ 6,058	$ 7,738
Class 1A	2	13	15	45	189	234
Class 2	123	850	973	2,431	10,638	13,069
Class 4	85	589	674	1,305	6,901	8,206

Total	$282	$1,950	$2,232	$5,461	$23,786	$29,247

The Bond Fund of America

	Six months ended June 30, 2022			Year ended December 31, 2021
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$60,944	$60,668	$121,612	$301,454	$133,858	$435,312
Class 1A	1,716	1,700	3,416	408	193	601
Class 2	26,337	27,763	54,100	138,464	69,578	208,042
Class 4	6,423	7,113	13,536	28,710	14,777	43,487

Total	$95,420	$97,244	$192,664	$469,036	$218,406	$687,442

Capital World Bond Fund

	Six months ended June 30, 2022			Year ended December 31, 2021
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$2,151	$11,752	$13,903	$34,401	$10,279	$44,680
Class 1A	3	20	23	34	7	41
Class 2	2,087	13,752	15,839	33,715	10,855	44,570
Class 4	120	945	1,065	1,845	612	2,457

Total	$4,361	$26,469	$30,830	$69,995	$21,753	$91,748

302	American Funds Insurance Series

American High-Income Trust

	Six months ended June 30, 2022			Year ended December 31, 2021
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$2,597	$–	$2,597	$11,054	$–	$11,054
Class 1A	12	–	12	59	–	59
Class 2	6,029	–	6,029	28,636	–	28,636
Class 3	95	–	95	429	–	429
Class 4	790	–	790	3,238	–	3,238

Total	$9,523	$–	$9,523	$43,416	$–	$43,416

American Funds Mortgage Fund

	Six months ended June 30, 2022			Year ended December 31, 2021
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$ –	$–	$ –	$6,294	$3,087	$ 9,381
Class 1A	9	–	9	39	18	57
Class 2	283	–	283	1,448	784	2,232
Class 4	207	–	207	936	551	1,487

Total	$499	$–	$499	$8,717	$4,440	$13,157

U.S. Government Securities Fund

	Six months ended June 30, 2022			Year ended December 31, 2021
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$1,291	$–	$1,291	$ 30,987	$ 9,355	$ 40,342
Class 1A	17	–	17	389	129	518
Class 2	5,451	–	5,451	108,143	36,124	144,267
Class 3	39	–	39	714	234	948
Class 4	855	–	855	17,596	6,057	23,653

Total	$7,653	$–	$7,653	$157,829	$51,899	$209,728

Managed Risk Growth Fund

	Six months ended June 30, 2022			Year ended December 31, 2021
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class P1	$ 41	$ 1,634	$ 1,675	$ 106	$ 409	$ 515
Class P2	1,808	81,821	83,629	3,159	23,710	26,869

Total	$1,849	$83,455	$85,304	$3,265	$24,119	$27,384

Managed Risk International Fund

	Six months ended June 30, 2022			Year ended December 31, 2021
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class P1	$ 52	$–	$ 52	$ 14	$–	$ 14
Class P2	3,316	–	3,316	917	–	917

Total	$3,368	$–	$3,368	$931	$–	$931

American Funds Insurance Series	303

Managed Risk Washington Mutual Investors Fund

	Six months ended June 30, 2022			Year ended December 31, 2021
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class P1	$ 33	$–	$ 33	$ 40	$–	$ 40
Class P2	3,892	–	3,892	5,979	–	5,979

Total	$3,925	$–	$3,925	$6,019	$–	$6,019

Managed Risk Growth-Income Fund

	Six months ended June 30, 2022			Year ended December 31, 2021
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class P1	$20,311	$44,484	$64,795	$30,716	$29,380	$60,096
Class P2	2,809	6,461	9,270	3,713	4,359	8,072

Total	$23,120	$50,945	$74,065	$34,429	$33,739	$68,168

Managed Risk Asset Allocation Fund

	Six months ended June 30, 2022			Year ended December 31, 2021
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class P1	$ 104	$ 254	$ 358	$ 114	$–	$ 114
Class P2	34,364	86,918	121,282	38,113	–	38,113

Total	$34,468	$87,172	$121,640	$38,227	$–	$38,227

7. Fees and transactions

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the distributor of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

Investment advisory services – The series has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as net asset levels increase. CRMC receives investment advisory fees from the underlying funds held by the managed risk funds, which are included in the unaudited net effective expense ratios that are provided as additional information in the financial highlights tables. Subadvisory fees for the managed risk funds are paid by CRMC to Milliman FRM. The managed risk funds are not responsible for paying any subadvisory fees.

304	American Funds Insurance Series

The series’ board of trustees approved a revised investment advisory and services agreement effective May 1, 2022. The revised agreement provides investment advisory services fees based on revised annual rates and net asset levels for some of the funds. The following table discloses the annual rates and net asset levels before and after the revised contract became effective:

	Prior to May 1, 2022				Effective May 1, 2022

			Net asset levels				Net asset levels
	Rates		(in billions)		Rates		(in billions)

Fund	Beginning with	Ending with	Up to	In excess of	Beginning with	Ending with	Up to	In excess of

Global Growth Fund	.690%	.445%	$ .6	$ 8.0	.475%	.435%	$15.0	$15.0
Global Small Capitalization Fund	.800	.635	.6	5.0	.647	.615	15.0	15.0
Growth Fund	.500	.280	.6	34.0	.500	.275	.6	44.0
International Fund	.690	.430	.5	21.0	.478	.430	15.0	21.0
New World Fund	.850	.580	.5	4.0	.577	.510	15.0	15.0
Washington Mutual Investors Fund	.500	.350	.6	10.5	.374	.350	15.0	15.0
Capital World Growth and Income Fund	.690	.480	.6	3.0	.475	.435	15.0	15.0
Growth-Income Fund	.500	.219	.6	34.0	.500	.217	.6	44.0
International Growth and Income Fund	.690	.500	.5	1.5	.478	.450	15.0	15.0
Capital Income Builder	.500	.410	.6	1.0	.357	.330	15.0	15.0
Asset Allocation Fund	.500	.240	.6	21.0	.500	.236	.6	34.0
American Funds Global Balanced Fund	.660	.510	.5	1.0	.446	.420	15.0	15.0
The Bond Fund of America	.480	.320	.6	13.0	.352	.320	15.0	15.0
Capital World Bond Fund	.570	.450	1.0	3.0	.431	.360	15.0	15.0
American High-Income Trust	.500	.420	.6	2.0	.404	.386	15.0	15.0
American Funds Mortgage Fund	.420	.290	.6	3.0	.295	.280	15.0	15.0
Ultra-Short Bond Fund	.320	.270	1.0	2.0	.257	.242	15.0	15.0
U.S. Government Securities Fund	.420	.290	.6	3.0	.295	.280	15.0	15.0

Investment advisory services waivers – CRMC is waiving a portion of its investment advisory services fees for some of the funds. During the six months ended June 30, 2022, CRMC waived $1,000 in fees for Growth Fund in advance of the revised investment advisory and service agreement that became effective May 1, 2022. CRMC also waived a portion of its investment advisory services fees for the following funds based on the rates listed:

	Waiver rates prior to	Waiver rates effective
Fund	May 1, 2022	May 1, 2022
Global Growth Fund	Not applicable	.11%
Global Small Capitalization Fund	Not applicable	.05
New World Fund	.18%	.07
Washington Mutual Investors Fund	.16	.11
Capital World Growth and Income Fund	.23	.14
International Growth and Income Fund	.14	.01
Capital Income Builder	.25	.14
American Funds Global Balanced Fund	Not applicable	.01
The Bond Fund of America	.19	.19
Capital World Bond Fund	.10	.10
American High-Income Trust	.19	.14
American Funds Mortgage Fund	.21	.12
U.S. Government Securities Fund	.16	.12
Managed Risk Growth Fund	.05	.05
Managed Risk International Fund	.05	.05
Managed Risk Washington Mutual Investors Fund	.05	.05
Managed Risk Growth-Income Fund	.05	.05
Managed Risk Asset Allocation Fund	.05	.05

The waiver rates for each fund, except Growth Fund, will be in effect through at least May 1, 2023, and may only be modified or terminated with the approval of the series’ board. For the six months ended June 30, 2022, total investment advisory services fees waived by CRMC were $30,987,000. CRMC does not intend to recoup these waivers. Investment advisory fees in each fund’s statement of operations are presented gross of any waivers from CRMC.

American Funds Insurance Series	305

The range of rates, net asset levels and the current annualized rates of average daily net assets for each fund before and after any investment advisory services waivers, if applicable, are as follows:

					For the six months ended June 30, 2022, before waiver	For the six months ended June 30, 2022, after waiver
			Net asset level
	Rates		(in billions)
Fund	Beginning with	Ending with	Up to	In excess of

Global Growth Fund	.475%	.435%	$15.0	$15.0	.493%	.460%
Global Small Capitalization Fund	.647	.615	15.0	15.0	.686	.671
Growth Fund	.500	.275	.6	44.0	.311	.311
International Fund	.478	.430	15.0	21.0	.492	.492
New World Fund	.577	.510	15.0	15.0	.656	.510
Washington Mutual Investors Fund	.374	.350	15.0	15.0	.381	.227
Capital World Growth and Income Fund	.475	.435	15.0	15.0	.556	.363
Growth-Income Fund	.500	.217	.6	44.0	.252	.252
International Growth and Income Fund	.478	.450	15.0	15.0	.624	.453
Capital Income Builder	.357	.330	15.0	15.0	.433	.220
Asset Allocation Fund	.500	.236	.6	34.0	.264	.264
American Funds Global Balanced Fund	.446	.420	15.0	15.0	.593	.590
The Bond Fund of America	.352	.320	15.0	15.0	.356	.166
Capital World Bond Fund	.431	.360	15.0	15.0	.505	.436
American High-Income Trust	.404	.386	15.0	15.0	.459	.285
American Funds Mortgage Fund	.295	.280	15.0	15.0	.385	.200
Ultra-Short Bond Fund	.257	.242	15.0	15.0	.297	.297
U.S. Government Securities Fund	.295	.280	15.0	15.0	.340	.193
Managed Risk Growth Fund	.150		all		.150	.100
Managed Risk International Fund	.150		all		.150	.100
Managed Risk Washington Mutual Investors Fund	.150		all		.150	.100
Managed Risk Growth-Income Fund	.150		all		.150	.100
Managed Risk Asset Allocation Fund	.150		all		.150	.100

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services – The series has plans of distribution for all share classes except Class 1. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for payments to pay service fees to firms that have entered into agreements with the series. These payments, based on an annualized percentage of average daily net assets, range from 0.18% to 0.50% as noted in the table below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans.

Share class	Currently approved limits	Plan limits
Class 1A	0.00%	0.25%
Class 2	0.25	0.25
Class 3	0.18	0.18
Class 4	0.25	0.25
Class P1	0.00	0.25
Class P2	0.25	0.50

306	American Funds Insurance Series

Insurance administrative services – The series has an insurance administrative services plan for Class 1A, 4, P1 and P2 shares. Under the plan, these share classes pay 0.25% of each insurance company’s respective average daily net assets in each share class to compensate the insurance companies for services provided to their separate accounts and contractholders for which the shares of the fund are beneficially owned as underlying investments of such contractholders’ annuities. These services include, but are not limited to, maintenance, shareholder communications and transactional services. The insurance companies are not related parties to the series.

Transfer agent services – The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the managed risk funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services – The series has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to all of the funds’ share classes except Class P1 and P2 shares. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on each fund and market developments that impact fund investments.

Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides each fund, other than the managed risk funds, the ability to charge an administrative services fee at the annual rate of 0.05% of average daily net assets attributable to each share class. Currently each fund, other than the managed-risk funds, pays CRMC an administrative services fee at the annual rate of 0.03% of average daily net assets of each share class for CRMC’s provision of administrative services. For the managed risk funds, CRMC receives administrative services fees at an annual rate of 0.03% of average daily net assets from Class 1 shares of the underlying funds for administrative services provided to the series.

Accounting and administrative services – The managed risk funds have a subadministration agreement with Bank of New York Mellon (“BNY Mellon“) under which the fund compensates BNY Mellon for providing accounting and administrative services to each of the managed risk funds’ share classes. These services include, but are not limited to, fund accounting (including calculation of net asset value), financial reporting and tax services. BNY Mellon is not a related party to the managed risk funds.

Class-specific expenses under the agreements described above were as follows (dollars in thousands):

Global Growth Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$ 531
Class 1A	$ –	$ 19	2
Class 2	4,667	Not applicable	560
Class 4	783	783	94

Total class-specific expenses	$5,450	$802	$1,187

Growth Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$2,397
Class 1A	$ –	$ 167	20
Class 2	22,593	Not applicable	2,711
Class 3	221	Not applicable	37
Class 4	3,412	3,413	410

Total class-specific expenses	$26,226	$3,580	$5,575

Global Small Capitalization Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$167
Class 1A	$ –	$ 6	1
Class 2	2,587	Not applicable	311
Class 4	361	361	43

Total class-specific expenses	$2,948	$367	$522

International Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$ 553
Class 1A	$ –	$ 14	2
Class 2	4,574	Not applicable	549
Class 3	17	Not applicable	3
Class 4	516	516	62

Total class-specific expenses	$5,107	$530	$1,169

American Funds Insurance Series	307

New World Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$288
Class 1A	$ –	$ 13	2
Class 2	1,127	Not applicable	135
Class 4	993	993	119

Total class-specific expenses	$2,120	$1,006	$544

Capital World Growth and Income Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$ 92
Class 1A	$ –	$ 8	1
Class 2	1,445	Not applicable	174
Class 4	252	252	30

Total class-specific expenses	$1,697	$260	$297

International Growth and Income Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$ 2
Class 1A	$ –	$ 6	1
Class 2	231	Not applicable	28
Class 4	152	152	18

Total class-specific expenses	$383	$158	$49

Asset Allocation Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$2,539
Class 1A	$ –	$ 28	4
Class 2	6,085	Not applicable	730
Class 3	29	Not applicable	5
Class 4	7,234	7,234	868

Total class-specific expenses	$13,348	$7,262	$4,146

Washington Mutual Investors Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$ 905
Class 1A	$ –	$ 167	20
Class 2	3,862	Not applicable	464
Class 4	1,312	1,312	157

Total class-specific expenses	$5,174	$1,479	$1,546

Growth-Income Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$3,290
Class 1A	$ –	$ 37	4
Class 2	16,649	Not applicable	1,998
Class 3	130	Not applicable	22
Class 4	2,170	2,170	260

Total class-specific expenses	$18,949	$2,207	$5,574

Capital Income Builder

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$ 84
Class 1A	$ –	$ 12	1
Class 2	15	Not applicable	2
Class 4	683	683	82

Total class-specific expenses	$698	$695	$169

American Funds Global Balanced Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$16
Class 1A	$ –	$ 4	–	*
Class 2	229	Not applicable	28
Class 4	154	154	18

Total class-specific expenses	$383	$158	$62

Refer to the end of the tables for footnote.

308	American Funds Insurance Series

The Bond Fund of America

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$1,113
Class 1A	$ –	$ 88	10
Class 2	4,207	Not applicable	505
Class 4	1,041	1,040	125

Total class-specific expenses	$5,248	$1,128	$1,753

American High-Income Trust

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$ 37
Class 1A	$ –	$ 1	–	*
Class 2	763	Not applicable	92
Class 3	9	Not applicable	1
Class 4	102	102	12

Total class-specific expenses	$874	$103	$142

Ultra-Short Bond Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$ 7
Class 1A	$ –	$ –	–	*
Class 2	329	Not applicable	39
Class 3	4	Not applicable	1
Class 4	77	77	9

Total class-specific expenses	$410	$77	$56

Managed Risk Growth Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$ 13
Class P2	$637	637

Total class-specific expenses	$637	$650

Refer to the end of the tables for footnote.

Capital World Bond Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$120
Class 1A	$ –	$ 2	–	*
Class 2	1,133	Not applicable	136
Class 4	75	75	9

Total class-specific expenses	$1,208	$77	$265

American Funds Mortgage Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$ 3
Class 1A	$ –	$ 2	–	*
Class 2	67	Not applicable	8
Class 4	51	51	6

Total class-specific expenses	$118	$53	$17

U.S. Government Securities Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$ 44
Class 1A	$ –	$ 5	1
Class 2	1,582	Not applicable	190
Class 3	8	Not applicable	1
Class 4	271	271	32

Total class-specific expenses	$1,861	$276	$268

Managed Risk International Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$ 3
Class P2	$180	180

Total class-specific expenses	$180	$183

American Funds Insurance Series	309

Managed Risk Washington

Mutual Investors Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$ 3
Class P2	$423	423

Total class-specific expenses	$423	$426

Managed Risk Asset Allocation Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$ 9
Class P2	$3,130	3,130

Total class-specific expenses	$3,130	$3,139

Managed Risk Growth-Income Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$2,600
Class P2	$376	376

Total class-specific expenses	$376	$2,976

*Amount less than one thousand.

Miscellaneous fee reimbursements – CRMC reimbursed a portion of miscellaneous fees and expenses for Managed Risk International Fund. This reimbursement may be adjusted or discontinued by CRMC, subject to any restrictions in the series’ prospectus. For the six months ended June 30, 2022, total fees and expenses reimbursed by CRMC were $1,000. CRMC may recoup all or a portion of these reimbursements during the current fiscal year. Fees and expenses in each fund’s statement of operations are presented gross of any reimbursements from CRMC.

310	American Funds Insurance Series

Trustees’ deferred compensation – Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation, shown on the accompanying financial statements, reflects current fees (either paid in cash or deferred) and a net decrease in the value of the deferred amounts as follows (dollars in thousands):

Fund	Current fees		Decrease in value of deferred amounts	Total trustees’ compensation
Global Growth Fund	$12		$(10)	$ 2
Global Small Capitalization Fund	6		(4)	2
Growth Fund	59		(47)	12
International Fund	12		(10)	2
New World Fund	6		(5)	1
Washington Mutual Investors Fund	15		(14)	1
Capital World Growth and Income Fund	3		(3)	–	*
Growth-Income Fund	56		(48)	8
International Growth and Income Fund	1		– *	1
Capital Income Builder	2		(2)	–	*
Asset Allocation Fund	41		(37)	4
American Funds Global Balanced Fund	1		(1)	–	*
The Bond Fund of America	18		(16)	2
Capital World Bond Fund	3		(2)	1
American High-Income Trust	1		(1)	–	*
American Funds Mortgage Fund	–	*	– *	–	*
Ultra-Short Bond Fund	–	*	– *	–	*
U.S. Government Securities Fund	3		(2)	1
Managed Risk Growth Fund	1		(1)	–	*
Managed Risk International Fund	–	*	– *	–	*
Managed Risk Washington Mutual Investors Fund	–	*	– *	–	*
Managed Risk Growth-Income Fund	3		(3)	–	*
Managed Risk Asset Allocation Fund	3		(3)	–	*

*Amount less than one thousand.

Affiliated officers and trustees – Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any fund in the series.

Investments in CCBF and CCF – Some of the funds hold shares of CCBF, a corporate bond fund, and/or CCF, an institutional prime money market fund ,which are both managed by CRMC. CCBF seeks to provide maximum total return consistent with capital preservation and prudent risk management by investing primarily in corporate debt instruments. CCBF is used as an investment vehicle for some of the funds’ corporate bond investments. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for some of the funds’ short-term investments. Both CCBF and CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from either CCBF or CCF.

Security transactions with related funds – The funds may purchase from, or sell securities to, other CRMC-managed funds (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

American Funds Insurance Series	311

The following table presents purchase and sale transactions between each fund and related funds, and net realized loss or gain from such sales, if any, as of June 30, 2022 (dollars in thousands):

Fund	Purchases	Sales	Net realized (loss) gain
Global Growth Fund	$ 24,133	$ 58,043	$(17,383)
Global Small Capitalization Fund	46,217	22,871	6,008
Growth Fund	142,908	202,076	50,416
International Fund	32,016	108,702	(19,737)
New World Fund	22,145	39,739	2,871
Washington Mutual Investors Fund	58,558	50,125	(7,063)
Capital World Growth and Income Fund	20,398	24,276	(47)
Growth-Income Fund	234,608	237,623	40,250
International Growth and Income Fund	1,956	2,147	(112)
Capital Income Builder	6,219	6,738	754
Asset Allocation Fund	170,065	89,729	(1,046)
American Funds Global Balanced Fund	2,516	2,384	390
The Bond Fund of America	1,289	4,841	(631)
Capital World Bond Fund	58	8,678	(127)
American High-Income Trust	57	15,977	(14)

8. Indemnifications

The series’ organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the series. In the normal course of business, the series may also enter into contracts that provide general indemnifications. Each fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the series. The risk of material loss from such claims is considered remote. Insurance policies are also available to the series’ board members and officers.

9. Committed line of credit

Global Small Capitalization Fund, New World Fund and American High-Income Trust participate with other funds managed by CRMC in a $1.5 billion credit facility (the “line of credit”) to be utilized for temporary purposes to fund shareholder redemptions. Each fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in each fund’s statement of operations. None of the funds borrowed on this line of credit at any time during the six months ended June 30, 2022.

312	American Funds Insurance Series

10. Capital share transactions

Capital share transactions in each fund were as follows (dollars and shares in thousands):

Global Growth Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022
Class 1	$273,862	7,524	$377,769	11,989	$(284,167)	(7,787)	$ 367,464	11,726
Class 1A	1,562	43	1,684	53	(642)	(17)	2,604	79
Class 2	69,775	1,930	402,881	12,959	(133,903)	(3,589)	338,753	11,300
Class 4	57,684	1,572	68,692	2,232	(37,597)	(1,036)	88,779	2,768

Total net increase (decrease)	$402,883	11,069	$851,026	27,233	$(456,309)	(12,429)	$ 797,600	25,873

Year ended December 31, 2021
Class 1	$683,154	15,421	$216,944	5,062	$(307,264)	(6,960)	$ 592,834	13,523
Class 1A	6,731	151	700	17	(2,591)	(58)	4,840	110
Class 2	69,770	1,607	236,612	5,601	(588,817)	(13,514)	(282,435)	(6,306)
Class 4	167,855	3,876	32,087	766	(48,523)	(1,127)	151,419	3,515

Total net increase (decrease)	$927,510	21,055	$486,343	11,446	$(947,195)	(21,659)	$ 466,658	10,842

Global Small Capitalization Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022
Class 1	$111,112	4,411	$ 331,498	19,030	$ (458,899)	(14,826)	$ (16,289)	8,615
Class 1A	666	23	1,461	85	(95)	(4)	2,032	104
Class 2	88,158	3,511	663,046	40,307	(40,790)	(1,629)	710,414	42,189
Class 4	40,538	1,605	93,892	5,707	(21,262)	(857)	113,168	6,455

Total net increase (decrease)	$240,474	9,550	$1,089,897	65,129	$ (521,046)	(17,316)	$ 809,325	57,363

Year ended December 31, 2021
Class 1	$216,763	6,235	$ 55,510	1,581	$(1,077,292)	(31,128)	$(805,019)	(23,312)
Class 1A	4,095	118	39	1	(153)	(4)	3,981	115
Class 2	59,596	1,785	60,246	1,778	(374,611)	(11,071)	(254,769)	(7,508)
Class 4	89,704	2,662	7,215	212	(30,621)	(901)	66,298	1,973

Total net increase (decrease)	$370,158	10,800	$ 123,010	3,572	$(1,482,677)	(43,104)	$(989,509)	(28,732)

Refer to the end of the tables for footnote.

American Funds Insurance Series	313

Growth Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022
Class 1	$1,418,602	14,319	$2,160,726	25,260	$(1,966,844)	(17,733)	$1,612,484	21,846
Class 1A	115,655	1,164	26,453	312	(12,579)	(146)	129,529	1,330
Class 2	329,809	3,246	2,426,880	28,730	(942,383)	(8,773)	1,814,306	23,203
Class 3	732	8	31,781	368	(17,151)	(161)	15,362	215
Class 4	219,002	2,173	382,419	4,638	(124,223)	(1,212)	477,198	5,599

Total net increase (decrease)	$2,083,800	20,910	$5,028,259	59,308	$(3,063,180)	(28,025)	$4,048,879	52,193

Year ended December 31, 2021
Class 1	$2,916,865	22,963	$2,251,516	19,653	$(2,207,142)	(17,684)	$2,961,239	24,932
Class 1A	68,640	560	9,733	86	(25,312)	(198)	53,061	448
Class 2	432,245	3,495	2,777,848	24,558	(3,289,822)	(26,755)	(79,729)	1,298
Class 3	1,972	15	37,541	326	(37,449)	(298)	2,064	43
Class 4	553,762	4,582	358,034	3,232	(224,958)	(1,864)	686,838	5,950

Total net increase (decrease)	$3,973,484	31,615	$5,434,672	47,855	$(5,784,683)	(46,799)	$3,623,473	32,671

International Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022
Class 1	$189,487	9,858	$ 492,954	29,203	$ (776,461)	(35,444)	$ (94,020)	3,617
Class 1A	1,330	67	1,531	91	(279)	(15)	2,582	143
Class 2	121,066	6,076	492,662	29,343	(172,369)	(8,901)	441,359	26,518
Class 3	46	2	2,404	142	(724)	(37)	1,726	107
Class 4	44,120	2,249	57,111	3,457	(29,344)	(1,562)	71,887	4,144

Total net increase (decrease)	$356,049	18,252	$1,046,662	62,236	$ (979,177)	(45,959)	$ 423,534	34,529

Year ended December 31, 2021
Class 1	$366,681	15,339	$ 131,729	5,782	$(1,253,303)	(51,135)	$(754,893)	(30,014)
Class 1A	4,570	192	281	13	(2,479)	(103)	2,372	102
Class 2	264,867	11,161	105,815	4,673	(502,502)	(20,818)	(131,820)	(4,984)
Class 3	125	5	546	24	(3,534)	(146)	(2,863)	(117)
Class 4	95,888	4,069	10,725	480	(51,434)	(2,169)	55,179	2,380

Total net increase (decrease)	$732,131	30,766	$ 249,096	10,972	$(1,813,252)	(74,371)	$(832,025)	(32,633)

Refer to the end of the tables for footnote.

314	American Funds Insurance Series

New World Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022
Class 1	$ 45,979	1,663	$171,266	7,136	$(285,724)	(9,475)	$(68,479)	(676)
Class 1A	1,018	36	956	41	(427)	(16)	1,547	61
Class 2	43,469	1,599	81,333	3,433	(89,598)	(3,176)	35,204	1,856
Class 4	102,955	3,913	73,618	3,136	(73,328)	(2,849)	103,245	4,200

Total net increase (decrease)	$193,421	7,211	$327,173	13,746	$(449,077)	(15,516)	$ 71,517	5,441

Year ended December 31, 2021
Class 1	$180,001	5,517	$104,795	3,183	$(165,865)	(5,053)	$118,931	3,647
Class 1A	14,137	436	350	11	(21,114)	(642)	(6,627)	(195)
Class 2	82,347	2,547	45,947	1,410	(159,868)	(4,915)	(31,574)	(958)
Class 4	135,084	4,224	34,360	1,061	(74,083)	(2,295)	95,361	2,990

Total net increase (decrease)	$411,569	12,724	$185,452	5,665	$(420,930)	(12,905)	$176,091	5,484

Washington Mutual Investors Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022
Class 1	$ 170,655	10,953	$1,318,644	99,146	$ (631,285)	(37,687)	$ 858,014	72,412
Class 1A	27,315	1,793	13,158	997	(122,921)	(7,521)	(82,448)	(4,731)
Class 2	23,873	1,497	682,809	52,323	(246,841)	(15,113)	459,841	38,707
Class 4	140,004	8,625	243,178	18,822	(99,844)	(6,147)	283,338	21,300

Total net increase (decrease)	$ 361,847	22,868	$2,257,789	171,288	$(1,100,891)	(66,468)	$1,518,745	127,688

Year ended December 31, 2021
Class 1	$ 740,227	42,419	$ 104,068	6,017	$(1,150,862)	(70,448)	$ (306,567)	(22,012)
Class 1A	128,020	7,779	2,211	129	(4,020)	(244)	126,211	7,664
Class 2	51,950	3,263	46,652	2,739	(508,810)	(31,581)	(410,208)	(25,579)
Class 4	156,222	9,709	12,620	746	(66,538)	(4,145)	102,304	6,310

Total net increase (decrease)	$1,076,419	63,170	$ 165,551	9,631	$(1,730,230)	(106,418)	$ (488,260)	(33,617)

Capital World Growth and Income Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022
Class 1	$156,039	10,673	$126,337	10,011	$(271,686)	(16,130)	$ 10,690	4,554
Class 1A	1,016	61	1,412	112	(206)	(13)	2,222	160
Class 2	8,074	517	244,375	19,426	(80,834)	(5,060)	171,615	14,883
Class 4	15,715	1,031	44,890	3,658	(11,105)	(711)	49,500	3,978

Total net increase (decrease)	$180,844	12,282	$417,014	33,207	$(363,831)	(21,914)	$ 234,027	23,575

Year ended December 31, 2021
Class 1	$171,552	9,531	$ 30,555	1,698	$(117,328)	(6,578)	$ 84,779	4,651
Class 1A	4,092	231	166	9	(605)	(34)	3,653	206
Class 2	21,440	1,205	50,935	2,838	(216,241)	(12,206)	(143,866)	(8,163)
Class 4	49,326	2,833	7,530	427	(16,390)	(939)	40,466	2,321

Total net increase (decrease)	$246,410	13,800	$ 89,186	4,972	$(350,564)	(19,757)	$(14,968)	(985)

Refer to the end of the tables for footnote.

American Funds Insurance Series	315

Growth-Income Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022
Class 1	$ 983,994	17,287	$2,096,076	38,989	$(2,268,124)	(37,172)	$ 811,946	19,104
Class 1A	2,189	36	2,936	55	(670)	(11)	4,455	80
Class 2	66,467	1,141	1,275,290	24,099	(803,795)	(13,518)	537,962	11,722
Class 3	362	7	13,623	253	(8,613)	(141)	5,372	119
Class 4	105,911	1,821	171,931	3,299	(79,148)	(1,352)	198,694	3,768

Total net increase (decrease)	$1,158,923	20,292	$3,559,856	66,695	$(3,160,350)	(52,194)	$1,558,429	34,793

Year ended December 31, 2021
Class 1	$ 778,306	12,603	$567,351	8,928	$(3,472,494)	(56,343)	$(2,126,837)	(34,812)
Class 1A	14,065	224	493	8	(2,433)	(39)	12,125	193
Class 2	143,239	2,361	310,023	4,964	(2,027,406)	(33,135)	(1,574,144)	(25,810)
Class 3	1,007	16	3,442	54	(23,575)	(379)	(19,126)	(309)
Class 4	302,016	4,995	33,018	536	(132,399)	(2,191)	202,635	3,340

Total net increase (decrease)	$1,238,633	20,199	$914,327	14,490	$(5,658,307)	(92,087)	$(3,505,347)	(57,398)

International Growth and Income Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022
Class 1	$ 1,807	106	$ 6,120	644	$ (16,055)	(867)	$ (8,128)	(117)
Class 1A	559	34	2,120	228	(778)	(44)	1,901	218
Class 2	4,942	323	81,734	8,827	(12,548)	(849)	74,128	8,301
Class 4	13,542	835	55,945	6,134	(6,965)	(454)	62,522	6,515

Total net increase (decrease)	$20,850	1,298	$145,919	15,833	$ (36,346)	(2,214)	$ 130,423	14,917

Year ended December 31, 2021
Class 1	$48,015	2,368	$ 4,294	210	$(1,169,382)	(59,936)	$(1,117,073)	(57,358)
Class 1A	2,986	152	141	7	(561)	(28)	2,566	131
Class 2	8,004	401	6,218	322	(29,755)	(1,507)	(15,533)	(784)
Class 4	27,229	1,381	3,589	188	(13,127)	(671)	17,691	898

Total net increase (decrease)	$86,234	4,302	$ 14,242	727	$(1,212,825)	(62,142)	$(1,112,349)	(57,113)

Refer to the end of the tables for footnote.

316	American Funds Insurance Series

Capital Income Builder

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022
Class 1	$105,918	9,131	$ 6,605	574	$ (59,641)	(5,118)	$ 52,882	4,587
Class 1A	1,472	127	99	9	(506)	(44)	1,065	92
Class 2	1,275	109	129	11	(694)	(59)	710	61
Class 4	73,501	6,361	4,982	434	(53,679)	(4,680)	24,804	2,115

Total net increase (decrease)	$182,166	15,728	$11,815	1,028	$(114,520)	(9,901)	$ 79,461	6,855

Year ended December 31, 2021
Class 1	$107,711	9,192	$16,222	1,379	$(252,397)	(21,377)	$(128,464)	(10,806)
Class 1A	2,434	206	218	19	(451)	(39)	2,201	186
Class 2	5,007	428	315	27	(1,572)	(134)	3,750	321
Class 4	70,040	6,029	13,009	1,105	(42,227)	(3,629)	40,822	3,505

Total net increase (decrease)	$185,192	15,855	$29,764	2,530	$(296,647)	(25,179)	$ (81,691)	(6,794)

Asset Allocation Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022
Class 1	$ 695,260	27,254	$1,732,314	73,497	$(1,348,858)	(51,932)	$ 1,078,716	48,819
Class 1A	1,613	60	2,373	101	(702)	(26)	3,284	135
Class 2	35,471	1,372	498,300	21,432	(320,105)	(12,327)	213,666	10,477
Class 3	97	4	3,299	140	(1,639)	(63)	1,757	81
Class 4	183,834	7,102	606,235	26,278	(200,321)	(7,744)	589,748	25,636

Total net increase (decrease)	$ 916,275	35,792	$2,842,521	121,448	$(1,871,625)	(72,092)	$ 1,887,171	85,148

Year ended December 31, 2021
Class 1	$1,077,099	38,077	$1,004,165	35,557	$(4,395,063)	(151,941)	$(2,313,799)	(78,307)
Class 1A	8,925	315	880	31	(1,749)	(63)	8,056	283
Class 2	117,974	4,243	262,797	9,420	(649,009)	(23,286)	(268,238)	(9,623)
Class 3	1,030	36	1,693	60	(2,340)	(83)	383	13
Class 4	687,105	24,820	271,781	9,809	(264,761)	(9,619)	694,125	25,010

Total net increase (decrease)	$1,892,133	67,491	$1,541,316	54,877	$(5,312,922)	(184,992)	$(1,879,473)	(62,624)

Refer to the end of the tables for footnote.

American Funds Insurance Series	317

American Funds Global Balanced Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022
Class 1	$16,606	1,287	$ 570	43	$(19,200)	(1,441)	$ (2,024)	(111)
Class 1A	141	11	15	1	(749)	(54)	(593)	(42)
Class 2	1,967	144	973	74	(14,390)	(1,068)	(11,450)	(850)
Class 4	5,702	425	674	53	(7,031)	(529)	(655)	(51)

Total net increase (decrease)	$24,416	1,867	$ 2,232	171	$(41,370)	(3,092)	$(14,722)	(1,054)

Year ended December 31, 2021
Class 1	$ 9,259	623	$ 7,739	533	$(40,506)	(2,798)	$(23,508)	(1,642)
Class 1A	925	63	233	16	(252)	(17)	906	62
Class 2	5,621	383	13,069	902	(27,137)	(1,828)	(8,447)	(543)
Class 4	28,503	1,957	8,206	572	(10,476)	(713)	26,233	1,816

Total net increase (decrease)	$44,308	3,026	$29,247	2,023	$(78,371)	(5,356)	$ (4,816)	(307)

The Bond Fund of America
	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022
Class 1	$ 588,890	56,026	$120,763	12,016	$(1,465,423)	(137,787)	$ (755,770)	(69,745)
Class 1A	195,922	19,339	3,416	342	(4,771)	(475)	194,567	19,206
Class 2	22,979	2,184	54,100	5,465	(292,960)	(28,458)	(215,881)	(20,809)
Class 4	54,487	5,274	13,536	1,373	(55,263)	(5,377)	12,760	1,270

Total net increase (decrease)	$ 862,278	82,823	$191,815	19,196	$(1,818,417)	(172,097)	$ (764,324)	(70,078)

Year ended December 31, 2021
Class 1	$2,441,954	212,866	$432,376	38,456	$ (737,146)	(64,100)	$2,137,184	187,222
Class 1A	5,329	464	601	54	(2,565)	(223)	3,365	295
Class 2	204,371	17,879	208,042	18,765	(302,247)	(26,735)	110,166	9,909
Class 4	240,539	21,228	43,487	3,939	(60,173)	(5,327)	223,853	19,840

Total net increase (decrease)	$2,892,193	252,437	$684,506	61,214	$(1,102,131)	(96,385)	$2,474,568	217,266

Capital World Bond Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022
Class 1	$ 33,410	3,197	$13,903	1,397	$(171,939)	(15,483)	$(124,626)	(10,889)
Class 1A	156	14	24	3	(232)	(23)	(52)	(6)
Class 2	21,292	1,992	15,838	1,606	(71,774)	(6,686)	(34,644)	(3,088)
Class 4	5,188	483	1,065	109	(4,497)	(433)	1,756	159

Total net increase (decrease)	$ 60,046	5,686	$30,830	3,115	$(248,442)	(22,625)	$(157,566)	(13,824)

Year ended December 31, 2021
Class 1	$129,119	10,361	$44,414	3,661	$(305,638)	(24,399)	$(132,105)	(10,377)
Class 1A	1,155	95	40	3	(261)	(21)	934	77
Class 2	83,201	6,733	44,570	3,700	(58,585)	(4,813)	69,186	5,620
Class 4	19,357	1,604	2,457	206	(11,624)	(951)	10,190	859

Total net increase (decrease)	$232,832	18,793	$91,481	7,570	$(376,108)	(30,184)	$ (51,795)	(3,821)

Refer to the end of the tables for footnote.

318	American Funds Insurance Series

American High-Income Trust

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022
Class 1	$ 25,635	2,628	$ 2,539	271	$ (42,117)	(4,252)	$ (13,943)	(1,353)
Class 1A	193	20	13	2	(315)	(33)	(109)	(11)
Class 2	4,926	503	6,028	658	(56,861)	(6,042)	(45,907)	(4,881)
Class 3	211	22	95	10	(747)	(78)	(441)	(46)
Class 4	30,907	2,971	790	78	(38,568)	(3,737)	(6,871)	(688)

Total net increase (decrease)	$ 61,872	6,144	$ 9,465	1,019	$(138,608)	(14,142)	$(67,271)	(6,979)

Year ended December 31, 2021
Class 1	$160,559	15,547	$10,757	1,060	$ (19,514)	(1,906)	$151,802	14,701
Class 1A	915	89	59	5	(548)	(53)	426	41
Class 2	20,019	2,003	28,636	2,874	(66,675)	(6,630)	(18,020)	(1,753)
Class 3	908	88	429	42	(1,328)	(129)	9	1
Class 4	143,656	13,002	3,238	295	(128,886)	(11,648)	18,008	1,649

Total net increase (decrease)	$326,057	30,729	$43,119	4,276	$(216,951)	(20,366)	$152,225	14,639

American Funds Mortgage Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022
Class 1	$ 755	75	$ –	–	$(229,051)	(21,714)	$(228,296)	(21,639)
Class 1A	501	50	10	1	(733)	(70)	(222)	(19)
Class 2	1,372	135	282	29	(5,292)	(524)	(3,638)	(360)
Class 4	3,710	369	207	21	(3,666)	(364)	251	26

Total net increase (decrease)	$ 6,338	629	$ 499	51	$(238,742)	(22,672)	$(231,905)	(21,992)

Year ended December 31, 2021
Class 1	$35,679	3,267	$ 9,382	880	$ (27,270)	(2,517)	$ 17,791	1,630
Class 1A	1,498	139	57	5	(436)	(40)	1,119	104
Class 2	6,415	588	2,232	210	(5,928)	(547)	2,719	251
Class 4	11,056	1,029	1,486	142	(4,892)	(457)	7,650	714

Total net increase (decrease)	$54,648	5,023	$13,157	1,237	$(38,526)	(3,561)	$ 29,279	2,699

Refer to the end of the tables for footnote.

American Funds Insurance Series	319

Ultra-Short Bond Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022
Class 1	$ 25,739	2,284	$–	–	$(15,830)	(1,405)	$ 9,909	879
Class 1A	–	–	–	–	–	–	–	–
Class 2	79,687	7,297	–	–	(27,286)	(2,498)	52,401	4,799
Class 3	601	54	–	–	(444)	(40)	157	14
Class 4	54,443	4,957	–	–	(25,299)	(2,303)	29,144	2,654

Total net increase (decrease)	$160,470	14,592	$–	–	$ (68,859)	(6,246)	$ 91,611	8,346

Year ended December 31, 2021
Class 1	$ 16,242	1,439	$–	–	$ (22,707)	(2,011)	$ (6,465)	(572)
Class 1A	–	–	–	–	–	–	–	–
Class 2	86,233	7,864	–	–	(127,622)	(11,640)	(41,389)	(3,776)
Class 3	1,253	113	–	–	(915)	(83)	338	30
Class 4	35,704	3,232	–	–	(29,389)	(2,660)	6,315	572

Total net increase (decrease)	$139,432	12,648	$–	–	$(180,633)	(16,394)	$(41,201)	(3,746)

U.S. Government Securities Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022
Class 1	$ 32,067	2,893	$ 1,246	115	$(276,213)	(24,133)	$(242,900)	(21,125)
Class 1A	936	87	18	2	(1,271)	(114)	(317)	(25)
Class 2	22,317	2,011	5,450	508	(146,774)	(13,315)	(119,007)	(10,796)
Class 3	–	–	39	3	(1,145)	(105)	(1,106)	(102)
Class 4	35,614	3,229	855	80	(52,023)	(4,705)	(15,554)	(1,396)

Total net increase (decrease)	$ 90,934	8,220	$ 7,608	708	$(477,426)	(42,372)	$(378,884)	(33,444)

Year ended December 31, 2021
Class 1	$213,039	17,786	$ 38,963	3,337	$(115,497)	(9,263)	$ 136,505	11,860
Class 1A	4,388	354	518	44	(3,192)	(265)	1,714	133
Class 2	91,122	7,303	144,267	12,514	(129,818)	(10,810)	105,571	9,007
Class 3	1,023	86	948	81	(1,549)	(126)	422	41
Class 4	87,885	7,227	23,653	2,055	(118,823)	(9,719)	(7,285)	(437)

Total net increase (decrease)	$397,457	32,756	$208,349	18,031	$(368,879)	(30,183)	$ 236,927	20,604

Managed Risk Growth Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022
Class P1	$ 900	57	$ 1,675	136	$ (1,511)	(90)	$ 1,064	103
Class P2	24,583	1,567	83,629	6,872	(15,325)	(974)	92,887	7,465

Total net increase (decrease)	$25,483	1,624	$85,304	7,008	$(16,836)	(1,064)	$ 93,951	7,568

Year ended December 31, 2021
Class P1	$ 3,593	199	$ 515	30	$ (3,079)	(172)	$ 1,029	57
Class P2	39,055	2,202	26,869	1,558	(78,851)	(4,405)	(12,927)	(645)

Total net increase (decrease)	$42,648	2,401	$27,384	1,588	$(81,930)	(4,577)	$(11,898)	(588)

Refer to the end of the tables for footnote.

320	American Funds Insurance Series

Managed Risk International Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022
Class P1	$ 373	38	$ 52	6	$ (64)	(7)	$ 361	37
Class P2	4,344	441	3,316	369	(7,438)	(802)	222	8

Total net increase (decrease)	$ 4,717	479	$3,368	375	$ (7,502)	(809)	$ 583	45

Year ended December 31, 2021
Class P1	$ 887	80	$14	1	$ (531)	(48)	$ 370	33
Class P2	12,803	1,181	917	80	(14,744)	(1,323)	(1,024)	(62)

Total net increase (decrease)	$13,690	1,261	$ 931	81	$(15,275)	(1,371)	$ (654)	(29)

Managed Risk Washington Mutual Investors Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022
Class P1	$ 561	45	$ 33	3	$ (149)	(12)	$ 445	36
Class P2	8,641	718	3,892	331	(25,708)	(2,107)	(13,175)	(1,058)

Total net increase (decrease)	$ 9,202	763	$3,925	334	$(25,857)	(2,119)	$(12,730)	(1,022)

Year ended December 31, 2021
Class P1	$ 971	80	$ 40	3	$ (343)	(29)	$ 668	54
Class P2	9,743	800	5,979	487	(51,273)	(4,254)	(35,551)	(2,967)

Total net increase (decrease)	$10,714	880	$6,019	490	$(51,616)	(4,283)	$(34,883)	(2,913)

Managed Risk Growth-Income Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022
Class P1	$23,539	1,621	$64,795	4,909	$ (79,453)	(5,668)	$ 8,881	862
Class P2	7,369	526	9,270	707	(16,895)	(1,186)	(256)	47

Total net increase (decrease)	$30,908	2,147	$74,065	5,616	$ (96,348)	(6,854)	$ 8,625	909

Year ended December 31, 2021
Class P1	$64,192	4,303	$60,096	4,023	$(175,764)	(11,680)	$(51,476)	(3,354)
Class P2	14,838	1,008	8,072	546	(35,819)	(2,404)	(12,909)	(850)

Total net increase (decrease)	$79,030	5,311	$68,168	4,569	$(211,583)	(14,084)	$(64,385)	(4,204)

Refer to the end of the tables for footnote.

American Funds Insurance Series	321

Managed Risk Asset Allocation Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022
Class P1	$ 1,091	75	$ 358	28	$ (503)	(38)	$ 946	65
Class P2	22,719	1,679	121,282	9,734	(151,469)	(11,117)	(7,468)	296

Total net increase (decrease)	$23,810	1,754	$121,640	9,762	$(151,972)	(11,155)	$ (6,522)	361

Year ended December 31, 2021
Class P1	$ 2,097	141	$ 114	8	$ (899)	(60)	$ 1,312	89
Class P2	57,616	4,016	38,113	2,632	(351,072)	(24,507)	(255,343)	(17,859)

Total net increase (decrease)	$59,713	4,157	$ 38,227	2,640	$(351,971)	(24,567)	$(254,031)	(17,770)

*Includes exchanges between share classes of the fund.

11. Investment transactions and other disclosures

The following tables present additional information for each fund for the six months ended June 30, 2022 (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Washington Mutual Investors Fund
Purchases of investment securities*	$1,154,889	$697,701	$5,277,855	$1,394,817	$ 674,899	$1,517,355
Sales of investment securities*	1,459,238	808,215	6,270,787	1,901,645	1,028,529	2,244,236
Non-U.S. taxes paid on dividend income	3,431	1,482	4,572	6,393	2,310	1,348
Non-U.S. taxes paid on interest income	–	–	–	–	3	–
Non-U.S. taxes paid on realized gains	–	3,797	–	6,690	3,410	–
Non-U.S. taxes provided on unrealized appreciation	6,621	8,204	–	23,665	6,335	–

	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	American Funds Global Balanced Fund
Purchases of investment securities*	$422,513	$5,568,260	$80,130	$543,114	$12,982,950	$297,140
Sales of investment securities*	590,784	8,817,687	89,338	495,788	14,028,613	305,662
Non-U.S. taxes paid on dividend income	1,636	5,405	12	1,063	5,427	246
Non-U.S. taxes paid on interest income	–	–	–	–	–	8
Non-U.S. taxes paid on realized gains	68	–	51	6	–	6
Non-U.S. taxes provided on unrealized appreciation	383	–	–	444	1,820	–

	The Bond Fund of America	Capital World Bond Fund	American High-Income Trust	American Funds Mortgage Fund	Ultra-Short Bond Fund	U.S. Government Securities Fund
Purchases of investment securities*	$18,309,219	$ 826,744	$193,187	$700,738	$–	$4,089,958
Sales of investment securities*	17,477,848	1,121,381	237,197	812,455	–	3,674,672
Non-U.S. taxes paid on interest income	9	172	–	–	–	–
Non-U.S. taxes paid on realized gains	–	326	–	–	–	–
Non-U.S. taxes provided on unrealized appreciation	–	117	–	–	–	–

Refer to the end of the table for footnote.

322	American Funds Insurance Series

	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Purchases of investment securities*	$310,318	$72,749	$170,597	$897,652	$699,143
Sales of investment securities*	224,255	51,902	117,919	749,424	565,128

* Excludes short-term securities and U.S. government obligations, if any.

12. Ownership concentration

At June 30, 2022, American Funds Insurance Series - Portfolio Series - Managed Risk Growth and Income Portfolio held 18% and 18% of the outstanding shares of American Funds Insurance Series - Capital World Growth and Income Fund and American Funds Insurance Series - Capital Income Builder, respectively. In addition, American Funds Insurance Series - Portfolio Series - Managed Risk Global Allocation Portfolio held 26% of the outstanding shares of American Funds Insurance Series - American Funds Global Balanced Fund.

American Funds Insurance Series	323

Financial highlights

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[2,3]		Ratio of net income to average net assets[2]

Global Growth Fund

Class 1:
6/30/2022[4,5]	$45.46	$.16	$(12.50)	$(12.34)	$(.08)	$(3.97)	$(4.05)	$29.07	(27.84)%[6]	$3,072	.54%[7]		.50%[7]		.88%[7]
12/31/2021	41.16	.25	6.48	6.73	(.26)	(2.17)	(2.43)	45.46	16.72	4,270	.55		.54		.56
12/31/2020	32.57	.20	9.56	9.76	(.21)	(.96)	(1.17)	41.16	30.79	3,309	.56		.56		.59
12/31/2019	25.74	.32	8.60	8.92	(.41)	(1.68)	(2.09)	32.57	35.61	2,515	.56		.56		1.07
12/31/2018	30.51	.29	(2.65)	(2.36)	(.28)	(2.13)	(2.41)	25.74	(8.81)	1,942	.55		.55		.98
12/31/2017	24.05	.26	7.30	7.56	(.26)	(.84)	(1.10)	30.51	31.80	2,010	.55		.55		.94

Class 1A:
6/30/2022[4,5]	45.28	.12	(12.44)	(12.32)	(.07)	(3.97)	(4.04)	28.92	(27.91)[6]	14	.79	[7]	.75	[7]	.64	[7]
12/31/2021	41.02	.14	6.46	6.60	(.17)	(2.17)	(2.34)	45.28	16.45	18	.80		.79		.33
12/31/2020	32.47	.12	9.52	9.64	(.13)	(.96)	(1.09)	41.02	30.49	12	.81		.81		.34
12/31/2019	25.69	.25	8.55	8.80	(.34)	(1.68)	(2.02)	32.47	35.22	8	.81		.81		.83
12/31/2018	30.46	.23	(2.66)	(2.43)	(.21)	(2.13)	(2.34)	25.69	(9.02)	5	.80		.80		.77
12/31/2017[4,8]	24.50	.11	6.94	7.05	(.25)	(.84)	(1.09)	30.46	29.13 [6]	2	.80	[7]	.80	[7]	.39	[7]

Class 2:
6/30/2022[4,5]	44.94	.11	(12.33)	(12.22)	(.07)	(3.97)	(4.04)	28.68	(27.91)[6]	3,233	.79	[7]	.75	[7]	.62	[7]
12/31/2021	40.72	.13	6.41	6.54	(.15)	(2.17)	(2.32)	44.94	16.42	4,559	.80		.80		.30
12/31/2020	32.24	.12	9.44	9.56	(.12)	(.96)	(1.08)	40.72	30.47	4,387	.81		.81		.34
12/31/2019	25.50	.24	8.51	8.75	(.33)	(1.68)	(2.01)	32.24	35.28	3,895	.81		.81		.83
12/31/2018	30.24	.22	(2.63)	(2.41)	(.20)	(2.13)	(2.33)	25.50	(9.04)	3,306	.80		.80		.73
12/31/2017	23.85	.19	7.23	7.42	(.19)	(.84)	(1.03)	30.24	31.47	4,012	.80		.80		.69

Class 4:
6/30/2022[4,5]	44.57	.07	(12.23)	(12.16)	(.05)	(3.97)	(4.02)	28.39	(27.99)[6]	552	1.04	[7]	1.00	[7]	.38	[7]
12/31/2021	40.45	.03	6.35	6.38	(.09)	(2.17)	(2.26)	44.57	16.14	744	1.05		1.04		.07
12/31/2020	32.05	.03	9.38	9.41	(.05)	(.96)	(1.01)	40.45	30.17	533	1.06		1.06		.09
12/31/2019	25.39	.17	8.45	8.62	(.28)	(1.68)	(1.96)	32.05	34.87	382	1.06		1.06		.57
12/31/2018	30.13	.14	(2.60)	(2.46)	(.15)	(2.13)	(2.28)	25.39	(9.24)	249	1.05		1.05		.47
12/31/2017	23.81	.10	7.22	7.32	(.16)	(.84)	(1.00)	30.13	31.11	211	1.05		1.05		.37

Refer to the end of the tables for footnotes.

324	American Funds Insurance Series

Financial highlights  (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[2,3]		Ratio of net income (loss) to average net assets[2]

Global Small Capitalization Fund

Class 1:
6/30/2022[4,5]	$34.17	$.03	$(10.08)	$(10.05)	$ –	$(8.50)	$(8.50)	$15.62	(31.99)%[6]	$ 915		.74%[7]		.72%[7]		.24%[7]
12/31/2021	32.64	(.02)	2.32	2.30	–	(.77)	(.77)	34.17	6.98	1,707		.74		.74		(.07)
12/31/2020	26.80	(.01)	7.49	7.48	(.05)	(1.59)	(1.64)	32.64	30.04	2,391		.75		.75		(.06)
12/31/2019	21.75	.12	6.61	6.73	(.10)	(1.58)	(1.68)	26.80	31.84	2,050		.75		.75		.48
12/31/2018	25.38	.11	(2.51)	(2.40)	(.09)	(1.14)	(1.23)	21.75	(10.31)	1,453		.73		.73		.42
12/31/2017	20.24	.12	5.17	5.29	(.15)	–	(.15)	25.38	26.22	1,639		.73		.73		.54

Class 1A:
6/30/2022[4,5]	33.93	– [9]	(10.00)	(10.00)	–	(8.50)	(8.50)	15.43	(32.05)[6]	4		.99	[7]	.97	[7]	.02 [7]
12/31/2021	32.49	(.07)	2.28	2.21	–	(.77)	(.77)	33.93	6.73	5		.99		.99		(.21)
12/31/2020	26.74	(.09)	7.48	7.39	(.05)	(1.59)	(1.64)	32.49	29.72	1		.99		.99		(.33)
12/31/2019	21.71	.05	6.61	6.66	(.05)	(1.58)	(1.63)	26.74	31.56	1		.99		.99		.22
12/31/2018	25.36	.05	(2.52)	(2.47)	(.04)	(1.14)	(1.18)	21.71	(10.56)	–	[10]	.98		.98		.21
12/31/2017[4,8]	20.70	.08	4.71	4.79	(.13)	–	(.13)	25.36	23.19 [6]	–	[10]	.96	[7]	.96	[7]	.35 [7]

Class 2:
6/30/2022[4,5]	32.94	– [9]	(9.69)	(9.69)	–	(8.50)	(8.50)	14.75	(32.09)[6]	1,751		.99	[7]	.97	[7]	.01 [7]
12/31/2021	31.56	(.10)	2.25	2.15	–	(.77)	(.77)	32.94	6.74	2,521		.99		.99		(.30)
12/31/2020	26.02	(.08)	7.25	7.17	(.04)	(1.59)	(1.63)	31.56	29.72	2,653		1.00		1.00		(.31)
12/31/2019	21.16	.05	6.43	6.48	(.04)	(1.58)	(1.62)	26.02	31.52	2,363		1.00		1.00		.22
12/31/2018	24.72	.04	(2.44)	(2.40)	(.02)	(1.14)	(1.16)	21.16	(10.55)	2,056		.98		.98		.17
12/31/2017	19.72	.06	5.04	5.10	(.10)	–	(.10)	24.72	25.89	2,551		.98		.98		.27

Class 4:
6/30/2022[4,5]	32.96	(.03)	(9.68)	(9.71)	–	(8.50)	(8.50)	14.75	(32.13)[6]	249		1.24	[7]	1.22	[7]	(.23)[7]
12/31/2021	31.67	(.18)	2.24	2.06	–	(.77)	(.77)	32.96	6.43	344		1.24		1.24		(.53)
12/31/2020	26.16	(.14)	7.27	7.13	(.03)	(1.59)	(1.62)	31.67	29.39	268		1.25		1.25		(.56)
12/31/2019	21.28	(.01)	6.47	6.46	– [9]	(1.58)	(1.58)	26.16	31.24	206		1.25		1.25		(.04)
12/31/2018	24.91	(.02)	(2.46)	(2.48)	(.01)	(1.14)	(1.15)	21.28	(10.80)	146		1.24		1.24		(.08)
12/31/2017	19.91	– [9]	5.09	5.09	(.09)	–	(.09)	24.91	25.62	125		1.23		1.23		– [11]

Refer to the end of the tables for footnotes.

American Funds Insurance Series	325

Financial highlights  (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]		Ratio of net income (loss) to average net assets

Growth Fund

Class 1:
6/30/2022[4,5]	$127.58	$.26	$(36.77)	$(36.51)	$(.15)	$(14.31)	$(14.46)	$ 76.61	(29.80)%[6]	$13,552	.34%[7]		.50%[7]
12/31/2021	120.22	.46	24.29	24.75	(.58)	(16.81)	(17.39)	127.58	22.30	19,783	.34		.37
12/31/2020	81.22	.43	41.28	41.71	(.53)	(2.18)	(2.71)	120.22	52.45	15,644	.35		.46
12/31/2019	69.96	.83	19.63	20.46	(.76)	(8.44)	(9.20)	81.22	31.11	10,841	.35		1.09
12/31/2018	77.85	.64	.25	.89	(.54)	(8.24)	(8.78)	69.96	(.01)	8,474	.34		.81
12/31/2017	67.29	.55	17.89	18.44	(.55)	(7.33)	(7.88)	77.85	28.62	8,100	.35		.75

Class 1A:
6/30/2022[4,5]	126.70	.16	(36.53)	(36.37)	(.12)	(14.31)	(14.43)	75.90	(29.89)[6]	173	.59	[7]	.31	[7]
12/31/2021	119.59	.16	24.11	24.27	(.35)	(16.81)	(17.16)	126.70	21.97	121	.59		.13
12/31/2020	80.92	.20	41.05	41.25	(.40)	(2.18)	(2.58)	119.59	52.07	60	.60		.21
12/31/2019	69.77	.65	19.55	20.20	(.61)	(8.44)	(9.05)	80.92	30.79	18	.60		.85
12/31/2018	77.74	.47	.24	.71	(.44)	(8.24)	(8.68)	69.77	(.26)	10	.59		.60
12/31/2017[4,8]	68.84	.35	16.38	16.73	(.50)	(7.33)	(7.83)	77.74	25.47 [6]	3	.59	[7]	.47	[7]

Class 2:
6/30/2022[4,5]	126.28	.13	(36.38)	(36.25)	(.09)	(14.31)	(14.40)	75.63	(29.90)[6]	14,923	.59	[7]	.25	[7]
12/31/2021	119.18	.15	24.03	24.18	(.27)	(16.81)	(17.08)	126.28	21.97	21,986	.59		.12
12/31/2020	80.57	.19	40.89	41.08	(.29)	(2.18)	(2.47)	119.18	52.10	20,594	.60		.21
12/31/2019	69.48	.63	19.47	20.10	(.57)	(8.44)	(9.01)	80.57	30.77	15,885	.60		.83
12/31/2018	77.35	.44	.27	.71	(.34)	(8.24)	(8.58)	69.48	(.25)	13,701	.59		.55
12/31/2017	66.92	.37	17.76	18.13	(.37)	(7.33)	(7.70)	77.35	28.28	15,716	.60		.50

Class 3:
6/30/2022[4,5]	128.68	.17	(37.10)	(36.93)	(.11)	(14.31)	(14.42)	77.33	(29.88)[6]	198	.52	[7]	.31	[7]
12/31/2021	121.13	.24	24.47	24.71	(.35)	(16.81)	(17.16)	128.68	22.07	302	.52		.19
12/31/2020	81.84	.26	41.56	41.82	(.35)	(2.18)	(2.53)	121.13	52.20	279	.53		.28
12/31/2019	70.44	.69	19.77	20.46	(.62)	(8.44)	(9.06)	81.84	30.86	213	.53		.90
12/31/2018	78.32	.50	.26	.76	(.40)	(8.24)	(8.64)	70.44	(.18)	187	.52		.62
12/31/2017	67.67	.42	17.98	18.40	(.42)	(7.33)	(7.75)	78.32	28.39	212	.53		.57

Class 4:
6/30/2022[4,5]	123.79	– [9]	(35.61)	(35.61)	(.05)	(14.31)	(14.36)	73.82	(29.98)[6]	2,330	.84	[7]	–	[7,11]
12/31/2021	117.24	(.15)	23.59	23.44	(.08)	(16.81)	(16.89)	123.79	21.69	3,214	.84		(.13)
12/31/2020	79.41	(.04)	40.24	40.20	(.19)	(2.18)	(2.37)	117.24	51.71	2,347	.85		(.04)
12/31/2019	68.64	.44	19.19	19.63	(.42)	(8.44)	(8.86)	79.41	30.44	1,513	.85		.59
12/31/2018	76.56	.24	.28	.52	(.20)	(8.24)	(8.44)	68.64	(.50)	1,076	.84		.31
12/31/2017	66.41	.18	17.61	17.79	(.31)	(7.33)	(7.64)	76.56	27.99	954	.85		.25

Refer to the end of the tables for footnotes.

326	American Funds Insurance Series

Financial highlights  (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]		Ratio of net income to average net assets

International Fund

Class 1:
6/30/2022[4,5]	$22.70	$.17	$(5.01)	$(4.84)	$(.09)	$(2.60)	$(2.69)	$15.17	(22.53)%[6]	$3,226	.54%[7]		1.73%[7]
12/31/2021	23.64	.38	(.67)	(.29)	(.65)	–	(.65)	22.70	(1.23)	4,747	.55		1.57
12/31/2020	20.86	.14	2.82	2.96	(.18)	–	(.18)	23.64	14.28	5,652	.55		.71
12/31/2019	17.66	.30	3.74	4.04	(.34)	(.50)	(.84)	20.86	23.21	5,353	.54		1.54
12/31/2018	21.71	.34	(2.97)	(2.63)	(.40)	(1.02)	(1.42)	17.66	(12.94)	4,811	.53		1.62
12/31/2017	16.82	.26	5.16	5.42	(.30)	(.23)	(.53)	21.71	32.46	5,014	.53		1.33

Class 1A:
6/30/2022[4,5]	22.61	.15	(5.00)	(4.85)	(.08)	(2.60)	(2.68)	15.08	(22.66)[6]	10	.79	[7]	1.53	[7]
12/31/2021	23.55	.33	(.67)	(.34)	(.60)	–	(.60)	22.61	(1.47)	12	.80		1.39
12/31/2020	20.80	.08	2.81	2.89	(.14)	–	(.14)	23.55	13.96	10	.80		.43
12/31/2019	17.62	.25	3.72	3.97	(.29)	(.50)	(.79)	20.80	22.90	7	.79		1.27
12/31/2018	21.67	.27	(2.93)	(2.66)	(.37)	(1.02)	(1.39)	17.62	(13.11)	5	.78		1.32
12/31/2017[4,8]	17.17	.09	4.93	5.02	(.29)	(.23)	(.52)	21.67	29.46 [6]	2	.77	[7]	.43	[7]

Class 2:
6/30/2022[4,5]	22.60	.15	(4.99)	(4.84)	(.08)	(2.60)	(2.68)	15.08	(22.63)[6]	3,195	.79	[7]	1.50	[7]
12/31/2021	23.54	.33	(.68)	(.35)	(.59)	–	(.59)	22.60	(1.49)	4,190	.80		1.35
12/31/2020	20.78	.09	2.80	2.89	(.13)	–	(.13)	23.54	13.97	4,481	.80		.46
12/31/2019	17.60	.25	3.72	3.97	(.29)	(.50)	(.79)	20.78	22.88	4,311	.79		1.29
12/31/2018	21.63	.29	(2.95)	(2.66)	(.35)	(1.02)	(1.37)	17.60	(13.13)	3,875	.78		1.40
12/31/2017	16.76	.22	5.13	5.35	(.25)	(.23)	(.48)	21.63	32.14	4,422	.78		1.10

Class 3:
6/30/2022[4,5]	22.76	.15	(5.03)	(4.88)	(.08)	(2.60)	(2.68)	15.20	(22.64)[6]	16	.72	[7]	1.56	[7]
12/31/2021	23.69	.34	(.67)	(.33)	(.60)	–	(.60)	22.76	(1.39)	21	.73		1.41
12/31/2020	20.92	.10	2.81	2.91	(.14)	–	(.14)	23.69	14.00	25	.73		.53
12/31/2019	17.70	.27	3.75	4.02	(.30)	(.50)	(.80)	20.92	23.05	25	.72		1.37
12/31/2018	21.75	.31	(2.98)	(2.67)	(.36)	(1.02)	(1.38)	17.70	(13.10)	24	.71		1.48
12/31/2017	16.85	.23	5.17	5.40	(.27)	(.23)	(.50)	21.75	32.23	31	.71		1.17

Class 4:
6/30/2022[4,5]	22.31	.12	(4.93)	(4.81)	(.07)	(2.60)	(2.67)	14.83	(22.78)[6]	367	1.04	[7]	1.26	[7]
12/31/2021	23.25	.27	(.67)	(.40)	(.54)	–	(.54)	22.31	(1.71)	459	1.05		1.13
12/31/2020	20.54	.04	2.76	2.80	(.09)	–	(.09)	23.25	13.66	423	1.05		.21
12/31/2019	17.40	.20	3.69	3.89	(.25)	(.50)	(.75)	20.54	22.67	379	1.04		1.03
12/31/2018	21.42	.23	(2.93)	(2.70)	(.30)	(1.02)	(1.32)	17.40	(13.41)	295	1.03		1.13
12/31/2017	16.64	.11	5.16	5.27	(.26)	(.23)	(.49)	21.42	31.89	289	1.03		.55

Refer to the end of the tables for footnotes.

American Funds Insurance Series	327

Financial highlights  (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[2,3]		Ratio of net income to average net assets[2]

New World Fund

Class 1:
6/30/2022[4,5]	$31.83	$.23	$(7.57)	$(7.34)	$(.14)	$(2.34)	$(2.48)	$22.01	(23.72)%[6]	$1,674	.71%[7]		.57%[7]		1.68%[7]
12/31/2021	31.59	.29	1.38	1.67	(.36)	(1.07)	(1.43)	31.83	5.16	2,443	.74		.56		.88
12/31/2020	25.84	.15	5.93	6.08	(.06)	(.27)	(.33)	31.59	23.89	2,309	.76		.64		.58
12/31/2019	20.98	.28	5.79	6.07	(.29)	(.92)	(1.21)	25.84	29.47	2,129	.76		.76		1.18
12/31/2018	25.30	.27	(3.65)	(3.38)	(.27)	(.67)	(.94)	20.98	(13.83)	1,702	.77		.77		1.11
12/31/2017	19.72	.26	5.59	5.85	(.27)	–	(.27)	25.30	29.73	2,050	.77		.77		1.14

Class 1A:
6/30/2022[4,5]	31.70	.20	(7.55)	(7.35)	(.12)	(2.34)	(2.46)	21.89	(23.82)[6]	10	.96	[7]	.82	[7]	1.46	[7]
12/31/2021	31.43	.17	1.41	1.58	(.24)	(1.07)	(1.31)	31.70	4.90	12	.99		.81		.54
12/31/2020	25.74	.07	5.92	5.99	(.03)	(.27)	(.30)	31.43	23.63	18	1.01		.87		.26
12/31/2019	20.92	.22	5.76	5.98	(.24)	(.92)	(1.16)	25.74	29.11	4	1.01		1.01		.92
12/31/2018	25.25	.21	(3.64)	(3.43)	(.23)	(.67)	(.90)	20.92	(14.02)	2	1.02		1.02		.91
12/31/2017[4,8]	20.14	.13	5.24	5.37	(.26)	–	(.26)	25.25	26.72 [6]	1	1.00	[7]	1.00	[7]	.53	[7]

Class 2:
6/30/2022[4,5]	31.48	.19	(7.49)	(7.30)	(.12)	(2.34)	(2.46)	21.72	(23.84)[6]	790	.96	[7]	.82	[7]	1.44	[7]
12/31/2021	31.25	.20	1.38	1.58	(.28)	(1.07)	(1.35)	31.48	4.92	1,086	.99		.81		.63
12/31/2020	25.59	.08	5.87	5.95	(.02)	(.27)	(.29)	31.25	23.58	1,109	1.01		.89		.34
12/31/2019	20.79	.22	5.73	5.95	(.23)	(.92)	(1.15)	25.59	29.15	981	1.01		1.01		.93
12/31/2018	25.07	.20	(3.61)	(3.41)	(.20)	(.67)	(.87)	20.79	(14.04)	843	1.02		1.02		.85
12/31/2017	19.54	.20	5.55	5.75	(.22)	–	(.22)	25.07	29.44	1,055	1.02		1.02		.89

Class 4:
6/30/2022[4,5]	31.24	.16	(7.42)	(7.26)	(.11)	(2.34)	(2.45)	21.53	(23.89)[6]	715	1.21	[7]	1.07	[7]	1.21	[7]
12/31/2021	31.04	.12	1.36	1.48	(.21)	(1.07)	(1.28)	31.24	4.63	906	1.24		1.06		.38
12/31/2020	25.47	.02	5.83	5.85	(.01)	(.27)	(.28)	31.04	23.29	807	1.26		1.14		.08
12/31/2019	20.71	.16	5.70	5.86	(.18)	(.92)	(1.10)	25.47	28.82	646	1.26		1.26		.67
12/31/2018	24.99	.14	(3.59)	(3.45)	(.16)	(.67)	(.83)	20.71	(14.25)	464	1.27		1.27		.61
12/31/2017	19.51	.14	5.52	5.66	(.18)	–	(.18)	24.99	29.06	427	1.27		1.27		.61

Refer to the end of the tables for footnotes.

328	American Funds Insurance Series

Financial highlights  (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[2,3]		Ratio of net income to average net assets[2]

Washington Mutual Investors Fund

Class 1:
6/30/2022[4,5]	$18.09	$.16	$(2.19)	$(2.03)	$(.08)	$(3.72)	$(3.80)	$12.26	(12.88)%[6]	$5,471	.42%[7]		.26%[7]		2.00%[7]
12/31/2021	14.35	.29	3.73	4.02	(.28)	–	(.28)	18.09	28.12	6,766	.42		.31		1.79
12/31/2020	13.56	.25	.95	1.20	(.26)	(.15)	(.41)	14.35	9.04	5,684	.43		.43		2.00
12/31/2019	12.38	.30	2.25	2.55	(.30)	(1.07)	(1.37)	13.56	21.66	5,559	.42		.42		2.28
12/31/2018	14.96	.31	(1.44)	(1.13)	(.31)	(1.14)	(1.45)	12.38	(8.45)	4,810	.41		.41		2.13
12/31/2017	13.53	.32	1.96	2.28	(.32)	(.53)	(.85)	14.96	17.30	5,581	.41		.41		2.27

Class 1A:
6/30/2022[4,5]	17.96	.14	(2.17)	(2.03)	(.06)	(3.72)	(3.78)	12.15	(12.98)[6]	57	.67	[7]	.51	[7]	1.64	[7]
12/31/2021	14.28	.27	3.67	3.94	(.26)	–	(.26)	17.96	27.70	169	.67		.53		1.62
12/31/2020	13.51	.23	.93	1.16	(.24)	(.15)	(.39)	14.28	8.79	25	.67		.67		1.78
12/31/2019	12.35	.26	2.24	2.50	(.27)	(1.07)	(1.34)	13.51	21.35	9	.67		.67		2.03
12/31/2018	14.94	.26	(1.42)	(1.16)	(.29)	(1.14)	(1.43)	12.35	(8.67)	3	.66		.66		1.84
12/31/2017[4,8]	13.75	.28	1.75	2.03	(.31)	(.53)	(.84)	14.94	15.21 [6]	1	.65	[7]	.65	[7]	2.01	[7]

Class 2:
6/30/2022[4,5]	17.83	.14	(2.16)	(2.02)	(.07)	(3.72)	(3.79)	12.02	(13.01)[6]	2,775	.67	[7]	.51	[7]	1.74	[7]
12/31/2021	14.15	.25	3.67	3.92	(.24)	–	(.24)	17.83	27.78	3,426	.67		.56		1.54
12/31/2020	13.39	.22	.91	1.13	(.22)	(.15)	(.37)	14.15	8.68	3,082	.68		.68		1.75
12/31/2019	12.24	.26	2.22	2.48	(.26)	(1.07)	(1.33)	13.39	21.38	3,093	.67		.67		2.03
12/31/2018	14.80	.27	(1.42)	(1.15)	(.27)	(1.14)	(1.41)	12.24	(8.66)	2,850	.66		.66		1.88
12/31/2017	13.39	.28	1.94	2.22	(.28)	(.53)	(.81)	14.80	17.04	3,551	.66		.66		2.02

Class 4:
6/30/2022[4,5]	17.71	.12	(2.15)	(2.03)	(.06)	(3.72)	(3.78)	11.90	(13.13)[6]	995	.92	[7]	.76	[7]	1.50	[7]
12/31/2021	14.06	.21	3.65	3.86	(.21)	–	(.21)	17.71	27.51	1,104	.92		.81		1.30
12/31/2020	13.31	.19	.91	1.10	(.20)	(.15)	(.35)	14.06	8.47	788	.93		.93		1.51
12/31/2019	12.19	.23	2.20	2.43	(.24)	(1.07)	(1.31)	13.31	21.03	621	.92		.92		1.78
12/31/2018	14.77	.23	(1.42)	(1.19)	(.25)	(1.14)	(1.39)	12.19	(8.92)	368	.91		.91		1.62
12/31/2017	13.39	.25	1.93	2.18	(.27)	(.53)	(.80)	14.77	16.70	247	.91		.91		1.76

Refer to the end of the tables for footnotes.

American Funds Insurance Series	329

Financial highlights  (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[2,3]		Ratio of net income to average net assets[2]

Capital World Growth and Income Fund

Class 1:
6/30/2022[4,5]	$18.42	$.21	$(3.76)	$(3.55)	$(.09)	$(3.45)	$(3.54)	$11.33	(21.20)%[6]	$ 551		.61%[7]		.42%[7]		2.67%[7]
12/31/2021	16.67	.38	2.10	2.48	(.33)	(.40)	(.73)	18.42	15.03	812		.63		.47		2.14
12/31/2020	15.92	.22	1.14	1.36	(.23)	(.38)	(.61)	16.67	9.03	657		.66		.66		1.49
12/31/2019	13.02	.31	3.67	3.98	(.32)	(.76)	(1.08)	15.92	31.39	625		.65		.65		2.08
12/31/2018	15.81	.29	(1.62)	(1.33)	(.28)	(1.18)	(1.46)	13.02	(9.36)	492		.63		.63		1.94
12/31/2017	13.02	.35	3.06	3.41	(.36)	(.26)	(.62)	15.81	26.40	485		.63		.63		2.43

Class 1A:
6/30/2022[4,5]	18.34	.19	(3.73)	(3.54)	(.09)	(3.45)	(3.54)	11.26	(21.28)[6]	6		.86	[7]	.67	[7]	2.47	[7]
12/31/2021	16.62	.37	2.06	2.43	(.31)	(.40)	(.71)	18.34	14.71	7		.88		.70		2.08
12/31/2020	15.88	.18	1.13	1.31	(.19)	(.38)	(.57)	16.62	8.78	2		.90		.90		1.23
12/31/2019	13.00	.26	3.68	3.94	(.30)	(.76)	(1.06)	15.88	31.04	2		.90		.90		1.77
12/31/2018	15.81	.26	(1.63)	(1.37)	(.26)	(1.18)	(1.44)	13.00	(9.62)	1		.88		.88		1.74
12/31/2017[4,8]	13.21	.18	3.03	3.21	(.35)	(.26)	(.61)	15.81	24.54 [6]	–	[10]	.84	[7]	.84	[7]	1.20	[7]

Class 2:
6/30/2022[4,5]	18.38	.19	(3.74)	(3.55)	(.09)	(3.45)	(3.54)	11.29	(21.30)[6]	992		.86	[7]	.67	[7]	2.39	[7]
12/31/2021	16.63	.33	2.11	2.44	(.29)	(.40)	(.69)	18.38	14.78	1,340		.88		.73		1.85
12/31/2020	15.89	.18	1.13	1.31	(.19)	(.38)	(.57)	16.63	8.73	1,349		.91		.91		1.23
12/31/2019	12.99	.27	3.68	3.95	(.29)	(.76)	(1.05)	15.89	31.14	1,366		.90		.90		1.84
12/31/2018	15.78	.26	(1.63)	(1.37)	(.24)	(1.18)	(1.42)	12.99	(9.63)	1,228		.88		.88		1.70
12/31/2017	13.00	.31	3.05	3.36	(.32)	(.26)	(.58)	15.78	26.06	1,538		.88		.88		2.11

Class 4:
6/30/2022[4,5]	18.04	.17	(3.67)	(3.50)	(.08)	(3.45)	(3.53)	11.01	(21.40)[6]	181		1.11	[7]	.92	[7]	2.17	[7]
12/31/2021	16.35	.29	2.06	2.35	(.26)	(.40)	(.66)	18.04	14.46	225		1.13		.97		1.65
12/31/2020	15.63	.14	1.12	1.26	(.16)	(.38)	(.54)	16.35	8.55	166		1.16		1.16		.97
12/31/2019	12.81	.23	3.61	3.84	(.26)	(.76)	(1.02)	15.63	30.73	145		1.15		1.15		1.56
12/31/2018	15.60	.21	(1.60)	(1.39)	(.22)	(1.18)	(1.40)	12.81	(9.89)	95		1.13		1.13		1.43
12/31/2017	12.89	.22	3.08	3.30	(.33)	(.26)	(.59)	15.60	25.83	79		1.14		1.14		1.49

Refer to the end of the tables for footnotes.

330	American Funds Insurance Series

Financial highlights  (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]		Ratio of net income to average net assets

Growth-Income Fund

Class 1:
6/30/2022[4,5]	$67.35	$.41	$(13.13)	$(12.72)	$(.18)	$(5.66)	$(5.84)	$48.79	(19.68)%[6]	$19,412	.28%[7]		1.38%[7]
12/31/2021	55.38	.79	12.64	13.43	(.86)	(.60)	(1.46)	67.35	24.42	25,507	.29		1.28
12/31/2020	50.71	.75	6.02	6.77	(.80)	(1.30)	(2.10)	55.38	13.81	22,903	.29		1.52
12/31/2019	45.39	1.00	10.40	11.40	(.92)	(5.16)	(6.08)	50.71	26.46	21,057	.29		2.05
12/31/2018	50.22	.84	(1.25)	(.41)	(.84)	(3.58)	(4.42)	45.39	(1.55)	16,783	.28		1.65
12/31/2017	44.41	.81	8.89	9.70	(.78)	(3.11)	(3.89)	50.22	22.68	15,765	.28		1.69

Class 1A:
6/30/2022[4,5]	67.02	.34	(13.06)	(12.72)	(.16)	(5.66)	(5.82)	48.48	(19.78)[6]	27	.53	[7]	1.14	[7]
12/31/2021	55.16	.65	12.55	13.20	(.74)	(.60)	(1.34)	67.02	24.08	32	.53		1.04
12/31/2020	50.54	.63	5.99	6.62	(.70)	(1.30)	(2.00)	55.16	13.55	16	.54		1.28
12/31/2019	45.28	.89	10.36	11.25	(.83)	(5.16)	(5.99)	50.54	26.14	11	.54		1.82
12/31/2018	50.15	.72	(1.25)	(.53)	(.76)	(3.58)	(4.34)	45.28	(1.78)	7	.53		1.43
12/31/2017[4,8]	45.39	.67	7.96	8.63	(.76)	(3.11)	(3.87)	50.15	19.83 [6]	2	.52	[7]	1.41	[7]

Class 2:
6/30/2022[4,5]	66.44	.33	(12.94)	(12.61)	(.15)	(5.66)	(5.81)	48.02	(19.79)[6]	11,636	.53	[7]	1.13	[7]
12/31/2021	54.66	.63	12.45	13.08	(.70)	(.60)	(1.30)	66.44	24.10	15,319	.54		1.03
12/31/2020	50.08	.62	5.93	6.55	(.67)	(1.30)	(1.97)	54.66	13.54	14,012	.54		1.27
12/31/2019	44.90	.87	10.27	11.14	(.80)	(5.16)	(5.96)	50.08	26.14	13,586	.53		1.80
12/31/2018	49.71	.71	(1.23)	(.52)	(.71)	(3.58)	(4.29)	44.90	(1.79)	12,035	.53		1.40
12/31/2017	44.00	.68	8.80	9.48	(.66)	(3.11)	(3.77)	49.71	22.38	13,930	.53		1.45

Class 3:
6/30/2022[4,5]	67.48	.36	(13.15)	(12.79)	(.16)	(5.66)	(5.82)	48.87	(19.75)[6]	126	.46	[7]	1.20	[7]
12/31/2021	55.49	.68	12.65	13.33	(.74)	(.60)	(1.34)	67.48	24.18	166	.47		1.10
12/31/2020	50.81	.66	6.02	6.68	(.70)	(1.30)	(2.00)	55.49	13.60	154	.47		1.34
12/31/2019	45.47	.91	10.43	11.34	(.84)	(5.16)	(6.00)	50.81	26.24	156	.46		1.87
12/31/2018	50.29	.75	(1.25)	(.50)	(.74)	(3.58)	(4.32)	45.47	(1.72)	140	.46		1.47
12/31/2017	44.47	.72	8.90	9.62	(.69)	(3.11)	(3.80)	50.29	22.47	168	.46		1.52

Class 4:
6/30/2022[4,5]	65.57	.26	(12.76)	(12.50)	(.13)	(5.66)	(5.79)	47.28	(19.88)[6]	1,568	.78	[7]	.89	[7]
12/31/2021	53.99	.48	12.28	12.76	(.58)	(.60)	(1.18)	65.57	23.80	1,928	.79		.79
12/31/2020	49.52	.49	5.85	6.34	(.57)	(1.30)	(1.87)	53.99	13.25	1,407	.79		1.02
12/31/2019	44.47	.74	10.18	10.92	(.71)	(5.16)	(5.87)	49.52	25.86	1,216	.79		1.56
12/31/2018	49.31	.58	(1.23)	(.65)	(.61)	(3.58)	(4.19)	44.47	(2.05)	899	.78		1.15
12/31/2017	43.73	.56	8.73	9.29	(.60)	(3.11)	(3.71)	49.31	22.08	827	.78		1.19
Refer to the end of the tables for footnotes.

American Funds Insurance Series	331

Financial highlights  (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[2,3]		Ratio of net income to average net assets[2]

International Growth and Income Fund

Class 1:
6/30/2022[4,5]	$19.62	$.31	$(3.44)	$(3.13)	$(.02)	$(7.70)	$(7.72)	$ 8.77	(19.00)%[6]	$ 13	.68%[7]		.51%[7]		3.85%[7]
12/31/2021	19.01	.54	.53	1.07	(.46)	–	(.46)	19.62	5.64	30	.67		.67		2.70
12/31/2020	18.18	.27	.85	1.12	(.29)	–	(.29)	19.01	6.24	1,120	.68		.68		1.70
12/31/2019	15.35	.46	3.03	3.49	(.47)	(.19)	(.66)	18.18	23.06	1,140	.66		.66		2.73
12/31/2018	17.72	.45	(2.39)	(1.94)	(.43)	–	(.43)	15.35	(11.00)	1,034	.65		.65		2.62
12/31/2017	14.48	.46	3.20	3.66	(.42)	–	(.42)	17.72	25.31	1,121	.66		.66		2.75

Class 1A:
6/30/2022[4,5]	19.39	.31	(3.42)	(3.11)	(.04)	(7.70)	(7.74)	8.54	(19.14)[6]	4	.92	[7]	.75	[7]	3.96	[7]
12/31/2021	18.97	.50	.52	1.02	(.60)	–	(.60)	19.39	5.39	6	.94		.92		2.50
12/31/2020	18.15	.22	.85	1.07	(.25)	–	(.25)	18.97	5.98	3	.93		.93		1.38
12/31/2019	15.33	.41	3.04	3.45	(.44)	(.19)	(.63)	18.15	22.76	2	.91		.91		2.41
12/31/2018	17.70	.41	(2.39)	(1.98)	(.39)	–	(.39)	15.33	(11.24)	2	.90		.90		2.35
12/31/2017[4,8]	14.69	.34	3.08	3.42	(.41)	–	(.41)	17.70	23.36 [6]	2	.91	[7]	.91	[7]	1.99	[7]

Class 2:
6/30/2022[4,5]	19.38	.32	(3.43)	(3.11)	(.04)	(7.70)	(7.74)	8.53	(19.16)[6]	164	.92	[7]	.75	[7]	4.03	[7]
12/31/2021	18.95	.48	.53	1.01	(.58)	–	(.58)	19.38	5.37	211	.93		.92		2.44
12/31/2020	18.12	.23	.85	1.08	(.25)	–	(.25)	18.95	6.01	221	.93		.93		1.43
12/31/2019	15.30	.42	3.02	3.44	(.43)	(.19)	(.62)	18.12	22.76	257	.91		.91		2.49
12/31/2018	17.66	.41	(2.38)	(1.97)	(.39)	–	(.39)	15.30	(11.23)	230	.90		.90		2.38
12/31/2017	14.43	.43	3.17	3.60	(.37)	–	(.37)	17.66	25.03	276	.91		.91		2.60

Class 4:
6/30/2022[4,5]	19.23	.30	(3.39)	(3.09)	(.04)	(7.70)	(7.74)	8.40	(19.24)[6]	112	1.17	[7]	1.00	[7]	3.88	[7]
12/31/2021	18.82	.44	.51	.95	(.54)	–	(.54)	19.23	5.09	132	1.18		1.17		2.21
12/31/2020	18.01	.19	.83	1.02	(.21)	–	(.21)	18.82	5.73	112	1.18		1.18		1.19
12/31/2019	15.22	.37	3.01	3.38	(.40)	(.19)	(.59)	18.01	22.47	101	1.16		1.16		2.18
12/31/2018	17.58	.36	(2.36)	(2.00)	(.36)	–	(.36)	15.22	(11.46)	71	1.15		1.15		2.10
12/31/2017	14.38	.37	3.18	3.55	(.35)	–	(.35)	17.58	24.72	63	1.16		1.16		2.24

Refer to the end of the tables for footnotes.

332	American Funds Insurance Series

Financial highlights  (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[2,3]		Ratio of net income to average net assets[2]

Capital Income Builder

Class 1:
6/30/2022[4,5]	$12.17	$.20	$(1.37)	$(1.17)	$(.13)	$ –	$(.13)	$10.87	(9.64)%[6]	$553	.47%[7]		.26%[7]		3.43%[7]
12/31/2021	10.87	.37	1.28	1.65	(.35)	–	(.35)	12.17	15.31	563	.53		.27		3.19
12/31/2020	10.73	.31	.15	.46	(.32)	–	(.32)	10.87	4.64	621	.53		.35		3.07
12/31/2019	9.37	.32	1.36	1.68	(.32)	–	(.32)	10.73	18.16	533	.53		.53		3.17
12/31/2018	10.40	.31	(1.00)	(.69)	(.32)	(.02)	(.34)	9.37	(6.77)	317	.54		.54		3.08
12/31/2017	9.46	.32	.93	1.25	(.31)	–	(.31)	10.40	13.29	254	.54		.54		3.21

Class 1A:
6/30/2022[4,5]	12.15	.18	(1.35)	(1.17)	(.12)	–	(.12)	10.86	(9.68)[6]	10	.72	[7]	.51	[7]	3.17	[7]
12/31/2021	10.86	.34	1.27	1.61	(.32)	–	(.32)	12.15	14.95	10	.78		.52		2.94
12/31/2020	10.72	.28	.16	.44	(.30)	–	(.30)	10.86	4.38	6	.78		.60		2.81
12/31/2019	9.36	.29	1.37	1.66	(.30)	–	(.30)	10.72	17.90	6	.78		.78		2.84
12/31/2018	10.39	.28	(.99)	(.71)	(.30)	(.02)	(.32)	9.36	(7.01)	2	.79		.79		2.82
12/31/2017[4,8]	9.57	.27	.84	1.11	(.29)	–	(.29)	10.39	11.72 [6]	1	.79	[7]	.79	[7]	2.63	[7]

Class 2:
6/30/2022[4,5]	12.16	.18	(1.35)	(1.17)	(.12)	–	(.12)	10.87	(9.67)[6]	12	.72	[7]	.51	[7]	3.17	[7]
12/31/2021	10.87	.34	1.27	1.61	(.32)	–	(.32)	12.16	14.94	13	.78		.52		2.93
12/31/2020	10.72	.29	.16	.45	(.30)	–	(.30)	10.87	4.48	8	.78		.60		2.83
12/31/2019	9.36	.30	1.35	1.65	(.29)	–	(.29)	10.72	17.89	6	.78		.78		2.91
12/31/2018	10.40	.28	(1.00)	(.72)	(.30)	(.02)	(.32)	9.36	(7.08)	4	.79		.79		2.83
12/31/2017	9.46	.29	.93	1.22	(.28)	–	(.28)	10.40	13.04	1	.79		.79		2.82

Class 4:
6/30/2022[4,5]	12.14	.17	(1.35)	(1.18)	(.11)	–	(.11)	10.85	(9.81)[6]	523	.98	[7]	.76	[7]	2.91	[7]
12/31/2021	10.85	.31	1.27	1.58	(.29)	–	(.29)	12.14	14.68	559	1.03		.77		2.69
12/31/2020	10.71	.26	.15	.41	(.27)	–	(.27)	10.85	4.11	462	1.03		.85		2.55
12/31/2019	9.35	.27	1.36	1.63	(.27)	–	(.27)	10.71	17.62	454	1.03		1.03		2.68
12/31/2018	10.38	.26	(1.00)	(.74)	(.27)	(.02)	(.29)	9.35	(7.25)	352	1.04		1.04		2.58
12/31/2017	9.45	.27	.92	1.19	(.26)	–	(.26)	10.38	12.65	338	1.04		1.04		2.72

Refer to the end of the tables for footnotes.

American Funds Insurance Series	333

Financial highlights  (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]		Ratio of net income to average net assets

Asset Allocation Fund

Class 1:
6/30/2022[4,5]	$29.08	$.26	$(4.66)	$(4.40)	$(.11)	$(2.65)	$(2.76)	$21.92	(15.78)%[6]	$15,266	.30%[7]		1.97%[7]
12/31/2021	26.50	.48	3.54	4.02	(.50)	(.94)	(1.44)	29.08	15.40	18,836	.30		1.71
12/31/2020	24.05	.43	2.59	3.02	(.46)	(.11)	(.57)	26.50	12.71	19,238	.30		1.80
12/31/2019	21.29	.51	3.94	4.45	(.50)	(1.19)	(1.69)	24.05	21.54	17,730	.29		2.21
12/31/2018	23.71	.48	(1.43)	(.95)	(.44)	(1.03)	(1.47)	21.29	(4.35)	14,627	.28		2.04
12/31/2017	21.68	.44	3.06	3.50	(.41)	(1.06)	(1.47)	23.71	16.51	16,556	.29		1.90

Class 1A:
6/30/2022[4,5]	28.97	.23	(4.64)	(4.41)	(.10)	(2.65)	(2.75)	21.81	(15.88)[6]	21	.55	[7]	1.74	[7]
12/31/2021	26.42	.42	3.52	3.94	(.45)	(.94)	(1.39)	28.97	15.13	24	.55		1.49
12/31/2020	23.99	.37	2.58	2.95	(.41)	(.11)	(.52)	26.42	12.43	14	.55		1.56
12/31/2019	21.26	.45	3.92	4.37	(.45)	(1.19)	(1.64)	23.99	21.19	11	.54		1.95
12/31/2018	23.69	.42	(1.42)	(1.00)	(.40)	(1.03)	(1.43)	21.26	(4.58)	7	.53		1.82
12/31/2017[4,8]	21.97	.39	2.78	3.17	(.39)	(1.06)	(1.45)	23.69	14.786	4	.53	[7]	1.69	[7]

Class 2:
6/30/2022[4,5]	28.74	.22	(4.60)	(4.38)	(.10)	(2.65)	(2.75)	21.61	(15.91)[6]	4,342	.55	[7]	1.72	[7]
12/31/2021	26.21	.41	3.49	3.90	(.43)	(.94)	(1.37)	28.74	15.10	5,473	.55		1.46
12/31/2020	23.79	.37	2.56	2.93	(.40)	(.11)	(.51)	26.21	12.46	5,242	.55		1.55
12/31/2019	21.08	.45	3.89	4.34	(.44)	(1.19)	(1.63)	23.79	21.23	5,154	.54		1.96
12/31/2018	23.49	.41	(1.41)	(1.00)	(.38)	(1.03)	(1.41)	21.08	(4.60)	4,668	.53		1.78
12/31/2017	21.49	.37	3.04	3.41	(.35)	(1.06)	(1.41)	23.49	16.23	5,480	.54		1.64

Class 3:
6/30/2022[4,5]	29.12	.24	(4.67)	(4.43)	(.10)	(2.65)	(2.75)	21.94	(15.89)[6]	29	.48	[7]	1.79	[7]
12/31/2021	26.53	.43	3.55	3.98	(.45)	(.94)	(1.39)	29.12	15.22	36	.48		1.53
12/31/2020	24.08	.39	2.59	2.98	(.42)	(.11)	(.53)	26.53	12.50	33	.48		1.62
12/31/2019	21.32	.47	3.93	4.40	(.45)	(1.19)	(1.64)	24.08	21.30	32	.47		2.02
12/31/2018	23.73	.43	(1.41)	(.98)	(.40)	(1.03)	(1.43)	21.32	(4.49)	29	.46		1.85
12/31/2017	21.70	.39	3.07	3.46	(.37)	(1.06)	(1.43)	23.73	16.29	38	.47		1.72

Class 4:
6/30/2022[4,5]	28.56	.19	(4.57)	(4.38)	(.09)	(2.65)	(2.74)	21.44	(16.01)[6]	5,307	.807		1.487
12/31/2021	26.06	.34	3.47	3.81	(.37)	(.94)	(1.31)	28.56	14.84	6,337	.80		1.22
12/31/2020	23.67	.31	2.54	2.85	(.35)	(.11)	(.46)	26.06	12.16	5,131	.80		1.30
12/31/2019	20.99	.39	3.87	4.26	(.39)	(1.19)	(1.58)	23.67	20.92	4,493	.79		1.71
12/31/2018	23.40	.35	(1.40)	(1.05)	(.33)	(1.03)	(1.36)	20.99	(4.83)	3,594	.78		1.54
12/31/2017	21.43	.32	3.02	3.34	(.31)	(1.06)	(1.37)	23.40	15.91	3,582	.79		1.40

Refer to the end of the tables for footnotes.

334	American Funds Insurance Series

Financial highlights  (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[2,3]		Ratio of net income to average net assets[2]

American Funds Global Balanced Fund

Class 1:
6/30/2022[4,5]	$14.73	$.13	$(2.53)	$(2.40)	$–	$(.07)	$(.07)	$12.26	(16.31)%[6]	$99		.64%[7]		.63%[7]		1.92%[7]
12/31/2021	14.19	.18	1.37	1.55	(.19)	(.82)	(1.01)	14.73	11.05	120		.73		.73		1.24
12/31/2020	13.51	.17	1.24	1.41	(.19)	(.54)	(.73)	14.19	10.53	139		.72		.72		1.29
12/31/2019	11.67	.24	2.17	2.41	(.20)	(.37)	(.57)	13.51	20.79	134		.72		.72		1.88
12/31/2018	12.75	.23	(.96)	(.73)	(.20)	(.15)	(.35)	11.67	(5.81)	110		.72		.72		1.82
12/31/2017	11.08	.21	1.99	2.20	(.15)	(.38)	(.53)	12.75	19.91	93		.72		.72		1.68

Class 1A:
6/30/2022[4,5]	14.70	.11	(2.53)	(2.42)	–	(.07)	(.07)	12.21	(16.48)[6]	2		.89	[7]	.89	[7]	1.63	[7]
12/31/2021	14.16	.15	1.36	1.51	(.15)	(.82)	(.97)	14.70	10.83	4		.98		.98		1.02
12/31/2020	13.49	.14	1.23	1.37	(.16)	(.54)	(.70)	14.16	10.25	3		.97		.97		1.03
12/31/2019	11.65	.21	2.17	2.38	(.17)	(.37)	(.54)	13.49	20.54	2		.97		.97		1.63
12/31/2018	12.74	.18	(.94)	(.76)	(.18)	(.15)	(.33)	11.65	(6.03)	2		.98		.98		1.44
12/31/2017[4,8]	11.18	.16	1.92	2.08	(.14)	(.38)	(.52)	12.74	18.716	–	[10]	.94	[7]	.94	[7]	1.27	[7]

Class 2:
6/30/2022[4,5]	14.70	.11	(2.52)	(2.41)	–	(.07)	(.07)	12.22	(16.41)[6]	162		.89	[7]	.89	[7]	1.66	[7]
12/31/2021	14.16	.15	1.36	1.51	(.15)	(.82)	(.97)	14.70	10.79	208		.98		.98		1.01
12/31/2020	13.48	.14	1.23	1.37	(.15)	(.54)	(.69)	14.16	10.30	208		.97		.97		1.03
12/31/2019	11.65	.21	2.16	2.37	(.17)	(.37)	(.54)	13.48	20.44	207		.97		.97		1.64
12/31/2018	12.72	.20	(.96)	(.76)	(.16)	(.15)	(.31)	11.65	(6.01)	185		.97		.97		1.57
12/31/2017	11.06	.18	1.98	2.16	(.12)	(.38)	(.50)	12.72	19.57	210		.96		.96		1.43

Class 4:
6/30/2022[4,5]	14.53	.09	(2.49)	(2.40)	–	(.07)	(.07)	12.06	(16.53)[6]	112		1.14	[7]	1.13	[7]	1.42	[7]
12/31/2021	14.02	.11	1.34	1.45	(.12)	(.82)	(.94)	14.53	10.46	135		1.23		1.23		.77
12/31/2020	13.36	.10	1.22	1.32	(.12)	(.54)	(.66)	14.02	10.00	105		1.22		1.22		.78
12/31/2019	11.55	.18	2.14	2.32	(.14)	(.37)	(.51)	13.36	20.21	94		1.22		1.22		1.37
12/31/2018	12.63	.17	(.96)	(.79)	(.14)	(.15)	(.29)	11.55	(6.31)	69		1.22		1.22		1.34
12/31/2017	11.00	.13	1.99	2.12	(.11)	(.38)	(.49)	12.63	19.38	51		1.22		1.22		1.07

Refer to the end of the tables for footnotes.

American Funds Insurance Series	335

Financial highlights  (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[2,3]		Ratio of net income to average net assets[2]

The Bond Fund of America

Class 1:
6/30/2022[4,5]	$11.21	$.15	$(1.26)	$(1.11)	$(.06)	$(.12)	$(.18)	$9.92	(9.96)%[6]	$6,878	.39%[7]		.20%[7]		2.80%[7]
12/31/2021	11.89	.21	(.23)	(.02)	(.19)	(.47)	(.66)	11.21	(.14)	8,555	.39		.26		1.84
12/31/2020	11.17	.23	.87	1.10	(.27)	(.11)	(.38)	11.89	9.96	6,844	.40		.40		2.00
12/31/2019	10.47	.30	.71	1.01	(.31)	–	(.31)	11.17	9.70	6,481	.39		.39		2.76
12/31/2018	10.82	.29	(.35)	(.06)	(.28)	(.01)	(.29)	10.47	(.45)	5,962	.38		.38		2.70
12/31/2017	10.80	.24	.18	.42	(.24)	(.16)	(.40)	10.82	3.88	6,434	.38		.38		2.19

Class 1A:
6/30/2022[4,5]	11.16	.16	(1.28)	(1.12)	(.06)	(.12)	(.18)	9.86	(10.09)[6]	200	.637		.44	[7]	3.12	[7]
12/31/2021	11.84	.18	(.23)	(.05)	(.16)	(.47)	(.63)	11.16	(.36)	12	.64		.51		1.59
12/31/2020	11.13	.20	.87	1.07	(.25)	(.11)	(.36)	11.84	9.68	9	.65		.65		1.74
12/31/2019	10.45	.27	.71	.98	(.30)	–	(.30)	11.13	9.36	7	.64		.64		2.48
12/31/2018	10.80	.26	(.33)	(.07)	(.27)	(.01)	(.28)	10.45	(.60)	3	.63		.63		2.50
12/31/2017[4,8]	10.82	.22	.15	.37	(.23)	(.16)	(.39)	10.80	3.46 [6]	1	.62	[7]	.62	[7]	2.017

Class 2:
6/30/2022[4,5]	11.06	.13	(1.25)	(1.12)	(.05)	(.12)	(.17)	9.77	(10.14)[6]	3,092	.64	[7]	.45	[7]	2.56	[7]
12/31/2021	11.73	.18	(.22)	(.04)	(.16)	(.47)	(.63)	11.06	(.31)	3,729	.64		.52		1.57
12/31/2020	11.02	.20	.86	1.06	(.24)	(.11)	(.35)	11.73	9.73	3,840	.65		.65		1.75
12/31/2019	10.34	.27	.70	.97	(.29)	–	(.29)	11.02	9.36	3,561	.64		.64		2.51
12/31/2018	10.69	.26	(.34)	(.08)	(.26)	(.01)	(.27)	10.34	(.71)	3,524	.63		.63		2.45
12/31/2017	10.67	.21	.18	.39	(.21)	(.16)	(.37)	10.69	3.67	3,966	.63		.63		1.94

Class 4:
6/30/2022[4,5]	11.01	.12	(1.24)	(1.12)	(.05)	(.12)	(.17)	9.72	(10.22)[6]	799	.89	[7]	.70	[7]	2.32	[7]
12/31/2021	11.69	.15	(.22)	(.07)	(.14)	(.47)	(.61)	11.01	(.59)	891	.89		.76		1.34
12/31/2020	11.00	.17	.85	1.02	(.22)	(.11)	(.33)	11.69	9.38	714	.90		.90		1.48
12/31/2019	10.33	.24	.70	.94	(.27)	–	(.27)	11.00	9.08	502	.89		.89		2.25
12/31/2018	10.68	.23	(.33)	(.10)	(.24)	(.01)	(.25)	10.33	(.89)	366	.88		.88		2.22
12/31/2017	10.70	.19	.16	.35	(.21)	(.16)	(.37)	10.68	3.29	297	.88		.88		1.72

Refer to the end of the tables for footnotes.

336	American Funds Insurance Series

Financial highlights  (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[2,3]		Ratio of net income to average net assets[2]

Capital World Bond Fund

Class 1:
6/30/2022[4,5]	$11.79	$.12	$(2.01)	$(1.89)	$(.03)	$(.16)	$(.19)	$9.71	(16.05)%[6]	$ 708		.54%[7]		.47%[7]		2.33%[7]
12/31/2021	12.94	.25	(.85)	(.60)	(.24)	(.31)	(.55)	11.79	(4.73)	988		.60		.50		2.06
12/31/2020	12.12	.26	.95	1.21	(.18)	(.21)	(.39)	12.94	10.17	1,219		.59		.52		2.08
12/31/2019	11.42	.31	.61	.92	(.22)	–	(.22)	12.12	8.08	1,077		.58		.58		2.60
12/31/2018	11.88	.30	(.44)	(.14)	(.28)	(.04)	(.32)	11.42	(1.14)	1,015		.57		.57		2.56
12/31/2017	11.22	.28	.52	.80	(.07)	(.07)	(.14)	11.88	7.11	1,273		.56		.56		2.37

Class 1A:
6/30/2022[4,5]	11.76	.11	(2.02)	(1.91)	(.02)	(.16)	(.18)	9.67	(16.22)[6]	1		.79	[7]	.72	[7]	2.08	[7]
12/31/2021	12.91	.23	(.85)	(.62)	(.22)	(.31)	(.53)	11.76	(4.88)	1		.85		.75		1.85
12/31/2020	12.10	.23	.95	1.18	(.16)	(.21)	(.37)	12.91	9.89	1		.83		.76		1.83
12/31/2019	11.41	.28	.60	.88	(.19)	–	(.19)	12.10	7.75	1		.83		.83		2.35
12/31/2018	11.87	.27	(.43)	(.16)	(.26)	(.04)	(.30)	11.41	(1.29)	1		.82		.82		2.36
12/31/2017[4,8]	11.22	.26	.52	.78	(.06)	(.07)	(.13)	11.87	7.00 [6]	–	[10]	.72	[7]	.72	[7]	2.27	[7]

Class 2:
6/30/2022[4,5]	11.70	.11	(2.01)	(1.90)	(.02)	(.16)	(.18)	9.62	(16.21)[6]	817		.79	[7]	.72	[7]	2.09	[7]
12/31/2021	12.84	.22	(.84)	(.62)	(.21)	(.31)	(.52)	11.70	(4.92)	1,030		.85		.75		1.82
12/31/2020	12.03	.22	.95	1.17	(.15)	(.21)	(.36)	12.84	9.90	1,058		.84		.77		1.83
12/31/2019	11.34	.28	.60	.88	(.19)	–	(.19)	12.03	7.77	1,002		.83		.83		2.35
12/31/2018	11.79	.27	(.43)	(.16)	(.25)	(.04)	(.29)	11.34	(1.33)	1,032		.82		.82		2.32
12/31/2017	11.14	.25	.51	.76	(.04)	(.07)	(.11)	11.79	6.86	1,164		.81		.81		2.12

Class 4:
6/30/2022[4,5]	11.57	.10	(1.98)	(1.88)	(.02)	(.16)	(.18)	9.51	(16.26)[6]	56		1.04	[7]	.97	[7]	1.84	[7]
12/31/2021	12.71	.19	(.84)	(.65)	(.18)	(.31)	(.49)	11.57	(5.18)	66		1.10		1.00		1.57
12/31/2020	11.92	.19	.94	1.13	(.13)	(.21)	(.34)	12.71	9.62	61		1.09		1.02		1.58
12/31/2019	11.24	.24	.60	.84	(.16)	–	(.16)	11.92	7.54	49		1.08		1.08		2.09
12/31/2018	11.70	.24	(.43)	(.19)	(.23)	(.04)	(.27)	11.24	(1.61)	40		1.07		1.07		2.09
12/31/2017	11.08	.22	.51	.73	(.04)	(.07)	(.11)	11.70	6.63	31		1.06		1.06		1.89

Refer to the end of the tables for footnotes.

American Funds Insurance Series	337

Financial highlights  (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[2,3]		Ratio of net income to average net assets[2]

American High-Income Trust

Class 1:
6/30/2022[4,5]	$10.19	$.27	$(1.53)	$(1.26)	$(.10)	$–	$(.10)	$8.83	(12.42)%[6]	$229		.49%[7]		.32%[7]		5.55%[7]
12/31/2021	9.80	.51	.34	.85	(.46)	–	(.46)	10.19	8.74	278		.53		.37		4.95
12/31/2020	9.87	.61	.17	.78	(.85)	–	(.85)	9.80	8.21	123		.52		.52		6.46
12/31/2019	9.34	.67	.52	1.19	(.66)	–	(.66)	9.87	12.85	525		.51		.51		6.71
12/31/2018	10.19	.64	(.84)	(.20)	(.65)	–	(.65)	9.34	(2.15)	501		.50		.50		6.32
12/31/2017	10.18	.63	.10	.73	(.72)	–	(.72)	10.19	7.25	632		.49		.49		5.98

Class 1A:
6/30/2022[4,5]	10.16	.25	(1.52)	(1.27)	(.10)	–	(.10)	8.79	(12.60)[6]	1		.75	[7]	.57	[7]	5.27	[7]
12/31/2021	9.78	.49	.33	.82	(.44)	–	(.44)	10.16	8.42	1		.78		.64		4.75
12/31/2020	9.86	.56	.20	.76	(.84)	–	(.84)	9.78	7.94	1		.78		.78		5.85
12/31/2019	9.33	.65	.51	1.16	(.63)	–	(.63)	9.86	12.61	1		.75		.75		6.47
12/31/2018	10.18	.62	(.84)	(.22)	(.63)	–	(.63)	9.33	(2.35)	1		.75		.75		6.11
12/31/2017[4,8]	10.28	.60	.02	.62	(.72)	–	(.72)	10.18	6.02 [6]	–	[10]	.72	[7]	.72	[7]	5.74	[7]

Class 2:
6/30/2022[4,5]	9.98	.25	(1.49)	(1.24)	(.10)	–	(.10)	8.64	(12.52)[6]	540		.75	[7]	.57	[7]	5.28	[7]
12/31/2021	9.61	.48	.33	.81	(.44)	–	(.44)	9.98	8.42	673		.78		.65		4.80
12/31/2020	9.70	.55	.19	.74	(.83)	–	(.83)	9.61	7.94	665		.78		.78		5.88
12/31/2019	9.19	.64	.50	1.14	(.63)	–	(.63)	9.70	12.55	667		.76		.76		6.45
12/31/2018	10.03	.61	(.83)	(.22)	(.62)	–	(.62)	9.19	(2.34)	661		.75		.75		6.07
12/31/2017	10.04	.59	.10	.69	(.70)	–	(.70)	10.03	6.89	776		.74		.74		5.72

Class 3:
6/30/2022[4,5]	10.24	.26	(1.54)	(1.28)	(.10)	–	(.10)	8.86	(12.58)[6]	9		.68	[7]	.50	[7]	5.35	[7]
12/31/2021	9.84	.50	.34	.84	(.44)	–	(.44)	10.24	8.60	10		.71		.58		4.86
12/31/2020	9.92	.57	.19	.76	(.84)	–	(.84)	9.84	7.93	10		.71		.71		5.94
12/31/2019	9.38	.66	.52	1.18	(.64)	–	(.64)	9.92	12.70	10		.69		.69		6.52
12/31/2018	10.23	.63	(.85)	(.22)	(.63)	–	(.63)	9.38	(2.33)	10		.68		.68		6.14
12/31/2017	10.22	.61	.10	.71	(.70)	–	(.70)	10.23	7.02	12		.67		.67		5.79

Class 4:
6/30/2022[4,5]	10.99	.26	(1.65)	(1.39)	(.09)	–	(.09)	9.51	(12.68)[6]	71		.99	[7]	.82	[7]	5.03	[7]
12/31/2021	10.54	.50	.36	.86	(.41)	–	(.41)	10.99	8.18	90		1.03		.89		4.52
12/31/2020	10.56	.57	.22	.79	(.81)	–	(.81)	10.54	7.74	69		1.03		1.03		5.58
12/31/2019	9.96	.67	.54	1.21	(.61)	–	(.61)	10.56	12.27	63		1.01		1.01		6.21
12/31/2018	10.82	.63	(.90)	(.27)	(.59)	–	(.59)	9.96	(2.64)	31		1.00		1.00		5.83
12/31/2017	10.79	.61	.10	.71	(.68)	–	(.68)	10.82	6.63	34		.99		.99		5.46

Refer to the end of the tables for footnotes.

338	American Funds Insurance Series

Financial highlights  (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers		Ratio of expenses to average net assets after waivers[2]		Ratio of net income to average net assets[2]

American Funds Mortgage Fund

Class 1:
6/30/2022[4,5]	$10.63	$.03	$(.75)	$(.72)	$ –	$ –	$ –	$9.91	(6.77)%[6]	$ 1		.45%[7]		.24%[7]		.56%[7]
12/31/2021	11.11	.06	(.09)	(.03)	(.08)	(.37)	(.45)	10.63	(.32)	231		.49		.29		.58
12/31/2020	10.56	.10	.64	.74	(.17)	(.02)	(.19)	11.11	6.98	224		.48		.36		.93
12/31/2019	10.30	.24	.30	.54	(.28)	–	(.28)	10.56	5.30	210		.47		.47		2.26
12/31/2018	10.47	.20	(.14)	.06	(.23)	–	(.23)	10.30	.58	209		.48		.48		1.97
12/31/2017	10.56	.16	– [9]	.16	(.18)	(.07)	(.25)	10.47	1.47	265		.47		.47		1.52

Class 1A:
6/30/2022[4,5]	10.59	.06	(.80)	(.74)	(.05)	–	(.05)	9.80	(6.94)[6]	2		.68	[7]	.50	[7]	1.21	[7]
12/31/2021	11.08	.04	(.10)	(.06)	(.06)	(.37)	(.43)	10.59	(.47)	2		.74		.54		.33
12/31/2020	10.55	.07	.63	.70	(.15)	(.02)	(.17)	11.08	6.63	1		.73		.59		.61
12/31/2019	10.28	.22	.30	.52	(.25)	–	(.25)	10.55	5.09	1		.71		.71		2.04
12/31/2018	10.46	.18	(.14)	.04	(.22)	–	(.22)	10.28	.36	1		.73		.73		1.77
12/31/2017[4,8]	10.55	.14	– [9]	.14	(.16)	(.07)	(.23)	10.46	1.31 [6]	–	[10]	.70	[7]	.70	[7]	1.38	[7]

Class 2:
6/30/2022[4,5]	10.61	.06	(.80)	(.74)	(.05)	–	(.05)	9.82	(6.93)[6]	50		.68	[7]	.50	[7]	1.21	[7]
12/31/2021	11.09	.04	(.10)	(.06)	(.05)	(.37)	(.42)	10.61	(.57)	58		.74		.54		.33
12/31/2020	10.54	.08	.63	.71	(.14)	(.02)	(.16)	11.09	6.72	58		.73		.60		.68
12/31/2019	10.28	.21	.31	.52	(.26)	–	(.26)	10.54	5.04	56		.72		.72		2.01
12/31/2018	10.45	.18	(.15)	.03	(.20)	–	(.20)	10.28	.32	57		.73		.73		1.72
12/31/2017	10.54	.14	(.01)	.13	(.15)	(.07)	(.22)	10.45	1.22	63		.72		.72		1.27

Class 4:
6/30/2022[4,5]	10.49	.05	(.79)	(.74)	(.05)	–	(.05)	9.70	(7.05)[6]	40		.93	[7]	.75	[7]	.97	[7]
12/31/2021	10.97	.01	(.09)	(.08)	(.03)	(.37)	(.40)	10.49	(.78)	43		.99		.79		.08
12/31/2020	10.44	.04	.63	.67	(.12)	(.02)	(.14)	10.97	6.38	37		.98		.85		.41
12/31/2019	10.19	.18	.31	.49	(.24)	–	(.24)	10.44	4.80	28		.97		.97		1.71
12/31/2018	10.38	.15	(.15)	– [9]	(.19)	–	(.19)	10.19	.07	24		.98		.98		1.49
12/31/2017	10.48	.11	– [9]	.11	(.14)	(.07)	(.21)	10.38	.97	12		.97		.97		1.03

Refer to the end of the tables for footnotes.

American Funds Insurance Series	339

Financial highlights  (continued)

		Income (loss) from investment operations[1]				Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)		Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return	Net assets, end of year (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Ultra-Short Bond Fund

Class 1:
6/30/2022[4,5]	$11.27	$ .01	$ –	[9]	$ .01	$ –	$–	$ –	$11.28	.09%[6]	$47		.33%[7]		.15%[7]
12/31/2021	11.31	(.03)	(.01)		(.04)	–	–	–	11.27	(.35)	37		.37		(.28)
12/31/2020	11.30	.02	.02		.04	(.03)	–	(.03)	11.31	.34	44		.37		.16
12/31/2019	11.31	.22	–	[9]	.22	(.23)	–	(.23)	11.30	1.92	30		.36		1.92
12/31/2018	11.29	.18	–	[9]	.18	(.16)	–	(.16)	11.31	1.58	37		.35		1.60
12/31/2017	11.27	.08	(.01)		.07	(.05)	–	(.05)	11.29	.66	37		.35		.68

Class 1A:
6/30/2022[4,5]	11.28	.01	(.01)		–	–	–	–	11.28	.00 [6]	–	[10]	.33	[7]	.14 [7]
12/31/2021	11.31	(.03)	–	[9]	(.03)	–	–	–	11.28	(.27)	–	[10]	.36		(.28)
12/31/2020	11.30	.03	.01		.04	(.03)	–	(.03)	11.31	.32	–	[10]	.35		.26
12/31/2019	11.31	.22	–	[9]	.22	(.23)	–	(.23)	11.30	1.92	–	[10]	.37		1.90
12/31/2018	11.29	.18	–	[9]	.18	(.16)	–	(.16)	11.31	1.58	–	[10]	.35		1.60
12/31/2017[4,8]	11.27	.08	–	[9]	.08	(.06)	–	(.06)	11.29	.67 [6]	–	[10]	.34	[7]	.69 [7]

Class 2:
6/30/2022[4,5]	10.93	– [9]	(.01)		(.01)	–	–	–	10.92	(.09)[6]	297		.58	[7]	(.09)[7]
12/31/2021	10.99	(.06)	–	[9]	(.06)	–	–	–	10.93	(.55)	245		.62		(.53)
12/31/2020	11.01	– [9]	–	[9]	– [9]	(.02)	–	(.02)	10.99	.03	288		.62		(.05)
12/31/2019	11.03	.18	–	[9]	.18	(.20)	–	(.20)	11.01	1.62	230		.61		1.66
12/31/2018	11.01	.15	–	[9]	.15	(.13)	–	(.13)	11.03	1.36	247		.60		1.34
12/31/2017	10.99	.05	–	[9]	.05	(.03)	–	(.03)	11.01	.46	249		.60		.42

Class 3:
6/30/2022[4,5]	11.07	– [9]	(.01)		(.01)	–	–	–	11.06	(.09)[6]	5		.51	[7]	(.04)[7]
12/31/2021	11.12	(.05)	–	[9]	(.05)	–	–	–	11.07	(.45)	5		.55		(.46)
12/31/2020	11.13	– [9]	.02		.02	(.03)	–	(.03)	11.12	.13	4		.55		.03
12/31/2019	11.14	.20	–	[9]	.20	(.21)	–	(.21)	11.13	1.76	3		.54		1.74
12/31/2018	11.12	.16	(.01)		.15	(.13)	–	(.13)	11.14	1.38	4		.53		1.42
12/31/2017	11.10	.06	–	[9]	.06	(.04)	–	(.04)	11.12	.54	4		.53		.50

Class 4:
6/30/2022[4,5]	11.00	(.02)	–	[9]	(.02)	–	–	–	10.98	(.18)[6]	75		.83	[7]	(.33)[7]
12/31/2021	11.08	(.09)	.01		(.08)	–	–	–	11.00	(.72)	46		.87		(.79)
12/31/2020	11.13	(.04)	.01		(.03)	(.02)	–	(.02)	11.08	(.25)	40		.87		(.35)
12/31/2019	11.15	.16	–	[9]	.16	(.18)	–	(.18)	11.13	1.40	22		.86		1.40
12/31/2018	11.13	.12	.01		.13	(.11)	–	(.11)	11.15	1.14	18		.86		1.11
12/31/2017	11.12	.02	–	[9]	.02	(.01)	–	(.01)	11.13	.16	15		.85		.19
Refer to the end of the tables for footnotes.

340	American Funds Insurance Series

Financial highlights  (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers		Ratio of expenses to average net assets after waivers[2]		Ratio of net income to average net assets[2]

U.S. Government Securities Fund

Class 1:
6/30/2022[4,5]	$11.67	$.15	$(.98)	$(.83)	$(.05)	$–	$(.05)	$10.79	(7.08)%[6]	$255		.37%[7]		.23%[7]		2.64%[7]
12/31/2021	13.04	.18	(.26)	(.08)	(.18)	(1.11)	(1.29)	11.67	(.44)	522		.39		.29		1.50
12/31/2020	12.34	.16	1.07	1.23	(.26)	(.27)	(.53)	13.04	10.09	429		.38		.38		1.21
12/31/2019	11.94	.25	.43	.68	(.28)	–	(.28)	12.34	5.69	1,418		.37		.37		2.07
12/31/2018	12.08	.24	(.13)	.11	(.25)	–	(.25)	11.94	.91	1,445		.36		.36		2.02
12/31/2017	12.05	.21	.01	.22	(.19)	–	(.19)	12.08	1.83	1,558		.36		.36		1.68

Class 1A:
6/30/2022[4,5]	11.63	.14	(.97)	(.83)	(.05)	–	(.05)	10.75	(7.15)[6]	4		.62	[7]	.48	[7]	2.47	[7]
12/31/2021	13.00	.16	(.26)	(.10)	(.16)	(1.11)	(1.27)	11.63	(.65)	5		.64		.53		1.28
12/31/2020	12.32	.09	1.10	1.19	(.24)	(.27)	(.51)	13.00	9.75	4		.64		.64		.69
12/31/2019	11.93	.22	.43	.65	(.26)	–	(.26)	12.32	5.42	2		.62		.62		1.82
12/31/2018	12.08	.22	(.14)	.08	(.23)	–	(.23)	11.93	.70	1		.61		.61		1.82
12/31/2017[4,8]	12.05	.18	.03	.21	(.18)	–	(.18)	12.08	1.73 [6]	–	[10]	.58	[7]	.58	[7]	1.53	[7]

Class 2:
6/30/2022[4,5]	11.53	.13	(.96)	(.83)	(.05)	–	(.05)	10.65	(7.21)[6]	1,170		.62	[7]	.48	[7]	2.46	[7]
12/31/2021	12.89	.15	(.25)	(.10)	(.15)	(1.11)	(1.26)	11.53	(.62)	1,391		.64		.54		1.24
12/31/2020	12.21	.09	1.10	1.19	(.24)	(.27)	(.51)	12.89	9.80	1,439		.64		.64		.73
12/31/2019	11.82	.22	.42	.64	(.25)	–	(.25)	12.21	5.31	1,343		.62		.62		1.82
12/31/2018	11.96	.21	(.14)	.07	(.21)	–	(.21)	11.82	.73	1,323		.61		.61		1.77
12/31/2017	11.93	.17	.02	.19	(.16)	–	(.16)	11.96	1.59	1,473		.61		.61		1.43

Class 3:
6/30/2022[4,5]	11.70	.14	(.98)	(.84)	(.05)	–	(.05)	10.81	(7.18)[6]	8		.55	[7]	.41	[7]	2.53	[7]
12/31/2021	13.07	.16	(.26)	(.10)	(.16)	(1.11)	(1.27)	11.70	(.62)	9		.57		.47		1.31
12/31/2020	12.37	.10	1.12	1.22	(.25)	(.27)	(.52)	13.07	9.91	10		.57		.57		.78
12/31/2019	11.97	.23	.43	.66	(.26)	–	(.26)	12.37	5.49	9		.55		.55		1.88
12/31/2018	12.11	.22	(.14)	.08	(.22)	–	(.22)	11.97	.71	9		.54		.54		1.84
12/31/2017	12.07	.18	.03	.21	(.17)	–	(.17)	12.11	1.72	10		.54		.54		1.50

Class 4:
6/30/2022[4,5]	11.52	.12	(.97)	(.85)	(.04)	–	(.04)	10.63	(7.35)[6]	204		.87	[7]	.73	[7]	2.22	[7]
12/31/2021	12.88	.12	(.25)	(.13)	(.12)	(1.11)	(1.23)	11.52	(.88)	238		.89		.79		.98
12/31/2020	12.22	.05	1.10	1.15	(.22)	(.27)	(.49)	12.88	9.48	272		.89		.89		.42
12/31/2019	11.84	.19	.42	.61	(.23)	–	(.23)	12.22	5.14	124		.87		.87		1.56
12/31/2018	11.98	.18	(.12)	.06	(.20)	–	(.20)	11.84	.50	91		.86		.86		1.53
12/31/2017	11.96	.14	.01	.15	(.13)	–	(.13)	11.98	1.28	62		.86		.86		1.18

Refer to the end of the tables for footnotes.

American Funds Insurance Series	341

Financial highlights  (continued)

		(Loss) income from investment operations[1]			Dividends and distributions							Ratio of expenses to average net assets before waivers/ reimburse- ments[12]		Ratio of expenses to average net assets after waivers/ reimburse- ments[2,12]
Year ended	Net asset value, beginning of year	Net investment (loss) income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)						Net effective expense ratio[2,5,13]		Ratio of net (loss) income to average net assets[2]

Managed Risk Growth Fund

Class P1:
6/30/2022[4,5]	$18.53	$– [9]	$(4.04)	$(4.04)	$(.06)	$(2.54)	$(2.60)	$11.89	(22.20)%[6]	$9		.41%[7]		.36%[7]		.68%[7]		(.02)%[7]
12/31/2021	17.25	.04	2.16	2.20	(.18)	(.74)	(.92)	18.53	13.08	13		.41		.36		.69		.19
12/31/2020	13.78	.07	4.20	4.27	(.12)	(.68)	(.80)	17.25	32.45	11		.42		.37		.72		.49
12/31/2019	12.30	.15	2.44	2.59	(.19)	(.92)	(1.11)	13.78	22.01	6		.42		.37		.73		1.19
12/31/2018	13.22	.11	(.04)	.07	(.10)	(.89)	(.99)	12.30	(.04)[14]	3		.42	[14]	.37	[14]	.71	[14]	.82	[14]
12/31/2017	10.71	.08	2.70	2.78	(.07)	(.20)	(.27)	13.22	26.23 [14]	2		.42	[14]	.36	[14]	.70	[14]	.69	[14]

Class P2:
6/30/2022[4,5]	18.42	(.02)	(4.01)	(4.03)	(.06)	(2.54)	(2.60)	11.79	(22.32)[6]	462		.66	[7]	.61	[7]	.93	[7]	(.28)[7]
12/31/2021	17.11	(.01)	2.16	2.15	(.10)	(.74)	(.84)	18.42	12.89	584		.67		.62		.95		(.07)
12/31/2020	13.71	.03	4.16	4.19	(.11)	(.68)	(.79)	17.11	32.03	554		.67		.62		.97		.20
12/31/2019	12.21	.09	2.45	2.54	(.12)	(.92)	(1.04)	13.71	21.74	434		.68		.63		.99		.73
12/31/2018	13.14	.06	(.04)	.02	(.06)	(.89)	(.95)	12.21	(.37)	340		.68		.63		.97		.46
12/31/2017	10.64	.04	2.70	2.74	(.04)	(.20)	(.24)	13.14	25.99	286		.69		.63		.97		.34

Managed Risk International Fund

Class P1:
6/30/2022[4,5]	$10.55	$.03	$(1.67)	$(1.64)	$(.26)	$–	$(.26)	$8.65	(15.68)%[6,14]	$2		.42%[7,14]		.37%[7,14]		.87%[7,14]		.60%[7,14]
12/31/2021	11.07	.24	(.67)	(.43)	(.09)	–	(.09)	10.55	(3.92)[14]	2		.44	[14]	.36	[14]	.87	[14]	2.12	[14]
12/31/2020	11.01	.08	.22	.30	(.16)	(.08)	(.24)	11.07	3.13 [14]	2		.43	[14]	.35	[14]	.86	[14]	.82	[14]
12/31/2019	9.82	.17	1.54	1.71	(.20)	(.32)	(.52)	11.01	17.91 [14]	1		.41	[14]	.33	[14]	.84	[14]	1.64	[14]
12/31/2018	11.25	.32	(1.44)	(1.12)	(.26)	(.05)	(.31)	9.82	(10.11)[14]	–	[10]	.33	[14]	.28	[14]	.77	[14]	3.02	[14]
12/31/2017	8.89	.11	2.47	2.58	(.10)	(.12)	(.22)	11.25	29.28 [14]	–	[10]	.28	[14]	.20	[14]	.69	[14]	1.13	[14]

Class P2:
6/30/2022[4,5]	10.48	.01	(1.66)	(1.65)	(.22)	–	(.22)	8.61	(15.83)[6]	131		.69	[7]	.64	[7]	1.14	[7]	.27	[7]
12/31/2021	10.99	.20	(.65)	(.45)	(.06)	–	(.06)	10.48	(4.13)	160		.71		.63		1.14		1.79
12/31/2020	10.92	.04	.23	.27	(.12)	(.08)	(.20)	10.99	2.80	168		.71		.63		1.14		.42
12/31/2019	9.76	.13	1.55	1.68	(.20)	(.32)	(.52)	10.92	17.64	165		.71		.63		1.14		1.21
12/31/2018	11.15	.16	(1.32)	(1.16)	(.18)	(.05)	(.23)	9.76	(10.50)	151		.69		.64		1.13		1.49
12/31/2017	8.83	.11	2.41	2.52	(.08)	(.12)	(.20)	11.15	28.69	148		.71		.63		1.12		1.03

Managed Risk Washington Mutual Investors Fund

Class P1:
6/30/2022[4,5]	$12.95	$.04	$(1.26)	$(1.22)	$(.15)	$–	$(.15)	$11.58	(9.45)%[6,14]	$3		.40%[7,14]		.35%[7,14]		.74%[7,14]		.60%[7,14]
12/31/2021	11.24	.16	1.79	1.95	(.24)	–	(.24)	12.95	17.46 [14]	2		.41	[14]	.36	[14]	.77	[14]	1.33	[14]
12/31/2020	12.01	.18	(.35)	(.17)	(.26)	(.34)	(.60)	11.24	(.93)[14]	2		.40	[14]	.35	[14]	.76	[14]	1.66	[14]
12/31/2019	11.28	.25	1.28	1.53	(.20)	(.60)	(.80)	12.01	14.14 [14]	1		.38	[14]	.33	[14]	.74	[14]	2.14	[14]
12/31/2018	13.04	.40	(1.27)	(.87)	(.45)	(.44)	(.89)	11.28	(6.99)[14]	–	[10]	.33	[14]	.28	[14]	.67	[14]	3.21	[14]
12/31/2017	11.67	.19	1.59	1.78	(.22)	(.19)	(.41)	13.04	15.48 [14]	–	[10]	.30	[14]	.25	[14]	.64	[14]	1.59	[14]

Class P2:
6/30/2022[4,5]	12.88	.02	(1.25)	(1.23)	(.14)	–	(.14)	11.51	(9.56)[6]	319		.67	[7]	.62	[7]	1.01	[7]	.25	[7]
12/31/2021	11.18	.11	1.79	1.90	(.20)	–	(.20)	12.88	17.11	371		.68		.62		1.03		.91
12/31/2020	11.91	.13	(.33)	(.20)	(.19)	(.34)	(.53)	11.18	(1.25)	355		.68		.63		1.04		1.18
12/31/2019	11.21	.18	1.31	1.49	(.19)	(.60)	(.79)	11.91	13.88	365		.68		.63		1.04		1.62
12/31/2018	12.96	.19	(1.10)	(.91)	(.40)	(.44)	(.84)	11.21	(7.38)	336		.68		.63		1.02		1.49
12/31/2017	11.61	.17	1.55	1.72	(.18)	(.19)	(.37)	12.96	15.03	367		.68		.63		1.02		1.43

Refer to the end of the tables for footnotes.

342	American Funds Insurance Series

Financial highlights  (continued)

		(Loss) income from investment operations[1]				Dividends and distributions						Ratio of expenses to average net assets before waivers/ reimburse- ments[12]		Ratio of expenses to average net assets after waivers/ reimburse- ments[2,12]
Year ended	Net asset value, beginning of year	Net investment (loss) income		Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)					Net effective expense ratio[2,5,13]		Ratio of net (loss) income to average net assets[2]

Managed Risk Growth-Income Fund

Class P1:
6/30/2022[4,5]	$15.73	$.02		$(2.50)	$(2.48)	$(.14)	$(.31)	$(.45)	$12.80	(15.87)%[6]	$1,905	.41%[7]		.36%[7]		.64%[7]		.30%[7]
12/31/2021	14.01	.14		1.99	2.13	(.21)	(.20)	(.41)	15.73	15.32	2,328	.41		.36		.66		.96
12/31/2020	13.76	.17		1.08	1.25	(.26)	(.74)	(1.00)	14.01	9.85	2,120	.41		.36		.66		1.24
12/31/2019	11.73	.22		2.01	2.23	(.10)	(.10)	(.20)	13.76	19.14	1,987	.42		.37		.67		1.71
12/31/2018	12.66	(.02)		(.15)	(.17)	(.19)	(.57)	(.76)	11.73	(1.66)	1,662	.40		.35		.64		(.20)
12/31/2017	11.07	.19		2.03	2.22	(.13)	(.50)	(.63)	12.66	20.64 [14]	2.	44	[14]	.37	[14]	.66	[14]	1.61	[14]

Class P2:
6/30/2022[4,5]	15.64	–	[9]	(2.49)	(2.49)	(.13)	(.31)	(.44)	12.71	(16.01)[6]	277	.66	[7]	.61	[7]	.89	[7]	.04	[7]
12/31/2021	13.93	.10		1.98	2.08	(.17)	(.20)	(.37)	15.64	15.05	340	.66		.61		.91		.70
12/31/2020	13.69	.14		1.07	1.21	(.23)	(.74)	(.97)	13.93	9.58	315	.66		.61		.91		1.02
12/31/2019	11.67	.19		2.00	2.19	(.07)	(.10)	(.17)	13.69	18.84	283	.67		.62		.92		1.47
12/31/2018	12.58	.16		(.36)	(.20)	(.14)	(.57)	(.71)	11.67	(1.97)	230	.69		.64		.93		1.25
12/31/2017	11.02	.13		2.05	2.18	(.12)	(.50)	(.62)	12.58	20.40	206	.70		.63		.92		1.08

Managed Risk Asset Allocation Fund

Class P1:
6/30/2022[4,5]	$15.33	$.03		$(2.22)	$(2.19)	$(.20)	$(.48)	$(.68)	$12.46	(14.40)%[6]	$7	.41%[7]		.36%[7]		.64%[7]		.48%[7]
12/31/2021	13.84	.21		1.55	1.76	(.27)	–	(.27)	15.33	12.82	7	.41		.36		.66		1.43
12/31/2020	13.81	.25		.51	.76	(.21)	(.52)	(.73)	13.84	6.10	5	.41		.36		.66		1.91
12/31/2019	12.23	.26		1.92	2.18	(.03)	(.57)	(.60)	13.81	18.25	2	.41		.36		.65		2.01
12/31/2018	13.59	.22		(.80)	(.58)	(.25)	(.53)	(.78)	12.23	(4.63)	2	.37		.32		.59		1.67
12/31/2017	12.02	.19		1.60	1.79	(.10)	(.12)	(.22)	13.59	15.06	1,656	.43		.38		.66		1.45

Class P2:
6/30/2022[4,5]	14.93	.01		(2.16)	(2.15)	(.19)	(.48)	(.67)	12.11	(14.50)[6]	2,285	.66	[7]	.61	[7]	.89	[7]	.20	[7]
12/31/2021	13.45	.15		1.53	1.68	(.20)	–	(.20)	14.93	12.50	2,812	.66		.61		.91		1.03
12/31/2020	13.46	.15		.56	.71	(.20)	(.52)	(.72)	13.45	5.88	2,773	.66		.61		.91		1.15
12/31/2019	12.22	.19		1.93	2.12	(.31)	(.57)	(.88)	13.46	17.98	2,830	.66		.61		.90		1.51
12/31/2018	13.55	.17		(.79)	(.62)	(.18)	(.53)	(.71)	12.22	(4.89)	2,541	.62		.57		.84		1.27
12/31/2017	12.01	.15		1.61	1.76	(.10)	(.12)	(.22)	13.55	14.80	2,798	.68		.63		.91		1.13

Refer to the end of the tables for footnotes.

American Funds Insurance Series	343

Financial highlights  (continued)

Portfolio turnover rate for all share classes	Six months ended	Year ended December 31,
excluding mortgage dollar roll transactions[15,16]	June 30, 2022[4,5,6]	2021	2020	2019	2018	2017

Capital Income Builder	24%	60%	110%	44%	42%	59%
Asset Allocation Fund	20	45	49	47	34	39
American Funds Global Balanced Fund	86	36	68	60	30	28
The Bond Fund of America	39	87	72	146	98	153
Capital World Bond Fund	45	64	88	110	78	74
American Funds Mortgage Fund	16	38	123	84	60	98
U.S. Government Securities Fund	31	126	112	103	76	120

Portfolio turnover rate for all share classes	Six months ended	Year ended December 31,
including mortgage dollar roll transactions[15,16]	June 30, 2022[4,5,6]	2021	2020	2019	2018	2017

Global Growth Fund	15%	18%	17%	14%	25%	31%
Global Small Capitalization Fund	21	29	38	50	43	33
Growth Fund	14	25	32	21	35	24
International Fund	20	44	40	32	29	29
New World Fund	20	43	70	38	58	56
Washington Mutual Investors Fund	15	90	40	37	49	34
Capital World Growth and Income Fund	22	85	36	29	49	41
Growth-Income Fund	16	24	33	27	39	27
International Growth and Income Fund	26	41	56	28	38	51
Capital Income Builder	51	93	184	72	98	88
Asset Allocation Fund	54	124	145	79	86	85
American Funds Global Balanced Fund	92	39	86	74	51	41
The Bond Fund of America	190	456	461	373	514	502
Capital World Bond Fund	72	91	145	159	125	105
American High-Income Trust	21	56	78	58	67	78
American Funds Mortgage Fund	634	975	1143	350	811	680
Ultra-Short Bond Fund	– [17]	– [17]	– [17]	– [17]	– [17]	– [17]
U.S. Government Securities Fund	297	433	867	277	446	551
Managed Risk Growth Fund	45	32	80	10	7	25
Managed Risk International Fund	37	24	71	8	8	25
Managed Risk Washington Mutual Investors Fund	36	16	101	13	11	32
Managed Risk Growth-Income Fund	33	13	38	6	14	26
Managed Risk Asset Allocation Fund	23	5	30	8	12	1

[1]	Based on average shares outstanding.
[2]

This column reflects the impact of certain waivers/reimbursements from CRMC. During some of the years shown, CRMC waived a portion of investment advisory services fees on some funds, including each of the managed risk funds. In addition, during some of the years shown, CRMC reimbursed a portion of miscellaneous fees and expenses for some of the managed risk funds.

[3]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds, if applicable.
[4]	Based on operations for a period that is less than a full year.
[5]	Unaudited.
[6]	Not annualized.
[7]	Annualized.
[8]	Class 1A shares began investment operations on January 6, 2017.
[9]	Amount less than $.01.
[10]	Amount less than $1 million.
[11]	Amount less than .01%.
[12]	This column does not include expenses of the underlying funds in which each fund invests.
[13]

This column reflects the net effective expense ratios for each fund and class, which include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. Refer to the expense example for further information regarding fees and expenses.

[14]

All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Certain fees (including, where applicable, fees for distribution services) are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[15]Refer to	Note 5 for further information on mortgage dollar rolls.
[16]Rates do	not include the fund’s portfolio activity with respect to any Central Funds, if applicable.
[17]Amount is	either less than 1% or there is no turnover.

Refer to	the notes to financial statements.

344	American Funds Insurance Series

Expense example	unaudited

The funds in American Funds Insurance Series serve as the underlying investment vehicle for various insurance products. As an owner of an insurance contract that invests in one of the funds in the series, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses.

Additional fees are charged by the insurance companies related to the various benefits they provide. This example is intended to help you understand your ongoing costs (in dollars) of investing in the underlying funds so you can compare these costs with the ongoing costs of investing in other mutual funds that serve a similar function in other annuity products. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (January 1, 2022, through June 30, 2022).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Additional fees are charged by the insurance companies related to the various benefits they provide. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the tables on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Funds Insurance Series	345

Expense example  (continued)

	Beginning account value 1/1/2022	Ending account value 6/30/2022	Expenses paid during period[1]	Annualized expense ratio

Global Growth Fund
Class 1 – actual return	$1,000.00	$ 721.63	$2.13	.50%
Class 1 – assumed 5% return	1,000.00	1,022.32	2.51	.50
Class 1A – actual return	1,000.00	720.89	3.20	.75
Class 1A – assumed 5% return	1,000.00	1,021.08	3.76	.75
Class 2 – actual return	1,000.00	720.93	3.20	.75
Class 2 – assumed 5% return	1,000.00	1,021.08	3.76	.75
Class 4 – actual return	1,000.00	720.06	4.26	1.00
Class 4 – assumed 5% return	1,000.00	1,019.84	5.01	1.00

Global Small Capitalization Fund
Class 1 – actual return	$1,000.00	$ 680.14	$3.00	.72%
Class 1 – assumed 5% return	1,000.00	1,021.22	3.61	.72
Class 1A – actual return	1,000.00	679.46	4.04	.97
Class 1A – assumed 5% return	1,000.00	1,019.98	4.86	.97
Class 2 – actual return	1,000.00	679.13	4.04	.97
Class 2 – assumed 5% return	1,000.00	1,019.98	4.86	.97
Class 4 – actual return	1,000.00	678.74	5.08	1.22
Class 4 – assumed 5% return	1,000.00	1,018.74	6.11	1.22

Growth Fund
Class 1 – actual return	$1,000.00	$ 701.98	$1.43	.34%
Class 1 – assumed 5% return	1,000.00	1,023.11	1.71	.34
Class 1A – actual return	1,000.00	701.09	2.49	.59
Class 1A – assumed 5% return	1,000.00	1,021.87	2.96	.59
Class 2 – actual return	1,000.00	701.01	2.49	.59
Class 2 – assumed 5% return	1,000.00	1,021.87	2.96	.59
Class 3 – actual return	1,000.00	701.15	2.19	.52
Class 3 – assumed 5% return	1,000.00	1,022.22	2.61	.52
Class 4 – actual return	1,000.00	700.18	3.54	.84
Class 4 – assumed 5% return	1,000.00	1,020.63	4.21	.84

International Fund
Class 1 – actual return	$1,000.00	$ 774.70	$2.38	.54%
Class 1 – assumed 5% return	1,000.00	1,022.12	2.71	.54
Class 1A – actual return	1,000.00	773.42	3.47	.79
Class 1A – assumed 5% return	1,000.00	1,020.88	3.96	.79
Class 2 – actual return	1,000.00	773.69	3.47	.79
Class 2 – assumed 5% return	1,000.00	1,020.88	3.96	.79
Class 3 – actual return	1,000.00	773.59	3.17	.72
Class 3 – assumed 5% return	1,000.00	1,021.22	3.61	.72
Class 4 – actual return	1,000.00	772.17	4.57	1.04
Class 4 – assumed 5% return	1,000.00	1,019.64	5.21	1.04

New World Fund
Class 1 – actual return	$1,000.00	$ 762.76	$2.49	.57%
Class 1 – assumed 5% return	1,000.00	1,021.97	2.86	.57
Class 1A – actual return	1,000.00	761.75	3.58	.82
Class 1A – assumed 5% return	1,000.00	1,020.73	4.11	.82
Class 2 – actual return	1,000.00	761.59	3.58	.82
Class 2 – assumed 5% return	1,000.00	1,020.73	4.11	.82
Class 4 – actual return	1,000.00	761.06	4.67	1.07
Class 4 – assumed 5% return	1,000.00	1,019.49	5.36	1.07

Refer to the end of the tables for footnotes.

346	American Funds Insurance Series

Expense example  (continued)

	Beginning account value 1/1/2022	Ending account value 6/30/2022	Expenses paid during period[1]	Annualized expense ratio

Washington Mutual Investors Fund
Class 1 – actual return	$1,000.00	$ 871.16	$1.21	.26%
Class 1 – assumed 5% return	1,000.00	1,023.51	1.30	.26
Class 1A – actual return	1,000.00	870.17	2.36	.51
Class 1A – assumed 5% return	1,000.00	1,022.27	2.56	.51
Class 2 – actual return	1,000.00	869.85	2.36	.51
Class 2 – assumed 5% return	1,000.00	1,022.27	2.56	.51
Class 4 – actual return	1,000.00	868.65	3.52	.76
Class 4 – assumed 5% return	1,000.00	1,021.03	3.81	.76

Capital World Growth and Income Fund
Class 1 – actual return	$1,000.00	$ 787.96	$1.86	.42%
Class 1 – assumed 5% return	1,000.00	1,022.71	2.11	.42
Class 1A – actual return	1,000.00	787.16	2.97	.67
Class 1A – assumed 5% return	1,000.00	1,021.47	3.36	.67
Class 2 – actual return	1,000.00	787.04	2.97	.67
Class 2 – assumed 5% return	1,000.00	1,021.47	3.36	.67
Class 4 – actual return	1,000.00	786.00	4.07	.92
Class 4 – assumed 5% return	1,000.00	1,020.23	4.61	.92

Growth-Income Fund
Class 1 – actual return	$1,000.00	$ 803.18	$1.25	.28%
Class 1 – assumed 5% return	1,000.00	1,023.41	1.40	.28
Class 1A – actual return	1,000.00	802.25	2.37	.53
Class 1A – assumed 5% return	1,000.00	1,022.17	2.66	.53
Class 2 – actual return	1,000.00	802.13	2.37	.53
Class 2 – assumed 5% return	1,000.00	1,022.17	2.66	.53
Class 3 – actual return	1,000.00	802.49	2.06	.46
Class 3 – assumed 5% return	1,000.00	1,022.51	2.31	.46
Class 4 – actual return	1,000.00	801.21	3.48	.78
Class 4 – assumed 5% return	1,000.00	1,020.93	3.91	.78

International Growth and Income Fund
Class 1 – actual return	$1,000.00	$ 810.03	$2.29	.51%
Class 1 – assumed 5% return	1,000.00	1,022.27	2.56	.51
Class 1A – actual return	1,000.00	808.58	3.36	.75
Class 1A – assumed 5% return	1,000.00	1,021.08	3.76	.75
Class 2 – actual return	1,000.00	808.41	3.36	.75
Class 2 – assumed 5% return	1,000.00	1,021.08	3.76	.75
Class 4 – actual return	1,000.00	807.59	4.48	1.00
Class 4 – assumed 5% return	1,000.00	1,019.84	5.01	1.00

Capital Income Builder
Class 1 – actual return	$1,000.00	$ 903.64	$1.23	.26%
Class 1 – assumed 5% return	1,000.00	1,023.51	1.30	.26
Class 1A – actual return	1,000.00	903.17	2.41	.51
Class 1A – assumed 5% return	1,000.00	1,022.27	2.56	.51
Class 2 – actual return	1,000.00	903.26	2.41	.51
Class 2 – assumed 5% return	1,000.00	1,022.27	2.56	.51
Class 4 – actual return	1,000.00	901.95	3.58	.76
Class 4 – assumed 5% return	1,000.00	1,021.03	3.81	.76

Refer to the end of the tables for footnotes.

American Funds Insurance Series	347

Expense example  (continued)

	Beginning account value 1/1/2022	Ending account value 6/30/2022	Expenses paid during period[1]	Annualized expense ratio

Asset Allocation Fund
Class 1 – actual return	$1,000.00	$ 842.19	$1.37	.30%
Class 1 – assumed 5% return	1,000.00	1,023.31	1.51	.30
Class 1A – actual return	1,000.00	841.23	2.51	.55
Class 1A – assumed 5% return	1,000.00	1,022.07	2.76	.55
Class 2 – actual return	1,000.00	840.91	2.51	.55
Class 2 – assumed 5% return	1,000.00	1,022.07	2.76	.55
Class 3 – actual return	1,000.00	841.06	2.19	.48
Class 3 – assumed 5% return	1,000.00	1,022.41	2.41	.48
Class 4 – actual return	1,000.00	839.89	3.65	.80
Class 4 – assumed 5% return	1,000.00	1,020.83	4.01	.80

American Funds Global Balanced Fund
Class 1 – actual return	$1,000.00	$ 836.93	$2.87	.63%
Class 1 – assumed 5% return	1,000.00	1,021.67	3.16	.63
Class 1A – actual return	1,000.00	835.23	4.05	.89
Class 1A – assumed 5% return	1,000.00	1,020.38	4.46	.89
Class 2 – actual return	1,000.00	835.91	4.05	.89
Class 2 – assumed 5% return	1,000.00	1,020.38	4.46	.89
Class 4 – actual return	1,000.00	834.67	5.14	1.13
Class 4 – assumed 5% return	1,000.00	1,019.19	5.66	1.13

The Bond Fund of America
Class 1 – actual return	$1,000.00	$ 900.38	$.94	.20%
Class 1 – assumed 5% return	1,000.00	1,023.80	1.00	.20
Class 1A – actual return	1,000.00	899.08	2.07	.44
Class 1A – assumed 5% return	1,000.00	1,022.61	2.21	.44
Class 2 – actual return	1,000.00	898.60	2.12	.45
Class 2 – assumed 5% return	1,000.00	1,022.56	2.26	.45
Class 4 – actual return	1,000.00	897.76	3.29	.70
Class 4 – assumed 5% return	1,000.00	1,021.32	3.51	.70

Capital World Bond Fund
Class 1 – actual return	$1,000.00	$ 839.53	$2.14	.47%
Class 1 – assumed 5% return	1,000.00	1,022.46	2.36	.47
Class 1A – actual return	1,000.00	837.83	3.28	.72
Class 1A – assumed 5% return	1,000.00	1,021.22	3.61	.72
Class 2 – actual return	1,000.00	837.85	3.28	.72
Class 2 – assumed 5% return	1,000.00	1,021.22	3.61	.72
Class 4 – actual return	1,000.00	837.41	4.42	.97
Class 4 – assumed 5% return	1,000.00	1,019.98	4.86	.97

American High-Income Trust
Class 1 – actual return	$1,000.00	$ 875.82	$1.49	.32%
Class 1 – assumed 5% return	1,000.00	1,023.21	1.61	.32
Class 1A – actual return	1,000.00	873.98	2.65	.57
Class 1A – assumed 5% return	1,000.00	1,021.97	2.86	.57
Class 2 – actual return	1,000.00	874.79	2.65	.57
Class 2 – assumed 5% return	1,000.00	1,021.97	2.86	.57
Class 3 – actual return	1,000.00	874.18	2.32	.50
Class 3 – assumed 5% return	1,000.00	1,022.32	2.51	.50
Class 4 – actual return	1,000.00	873.17	3.81	.82
Class 4 – assumed 5% return	1,000.00	1,020.73	4.11	.82

Refer to the end of the tables for footnotes.

348	American Funds Insurance Series

Expense example  (continued)

	Beginning account value 1/1/2022	Ending account value 6/30/2022	Expenses paid during period[1]	Annualized expense ratio

American Funds Mortgage Fund
Class 1 – actual return	$1,000.00	$ 932.26	$1.15	.24%
Class 1 – assumed 5% return	1,000.00	1,023.60	1.20	.24
Class 1A – actual return	1,000.00	930.57	2.39	.50
Class 1A – assumed 5% return	1,000.00	1,022.32	2.51	.50
Class 2 – actual return	1,000.00	930.65	2.39	.50
Class 2 – assumed 5% return	1,000.00	1,022.32	2.51	.50
Class 4 – actual return	1,000.00	929.47	3.59	.75
Class 4 – assumed 5% return	1,000.00	1,021.08	3.76	.75

Ultra-Short Bond Fund
Class 1 – actual return	$1,000.00	$ 1,000.89	$1.64	.33%
Class 1 – assumed 5% return	1,000.00	1,023.16	1.66	.33
Class 1A – actual return	1,000.00	999.99	1.64	.33
Class 1A – assumed 5% return	1,000.00	1,023.16	1.66	.33
Class 2 – actual return	1,000.00	999.08	2.87	.58
Class 2 – assumed 5% return	1,000.00	1,021.92	2.91	.58
Class 3 – actual return	1,000.00	999.09	2.53	.51
Class 3 – assumed 5% return	1,000.00	1,022.27	2.56	.51
Class 4 – actual return	1,000.00	998.18	4.11	.83
Class 4 – assumed 5% return	1,000.00	1,020.68	4.16	.83

U.S. Government Securities Fund
Class 1 – actual return	$1,000.00	$ 929.18	$1.10	.23%
Class 1 – assumed 5% return	1,000.00	1,023.65	1.15	.23
Class 1A – actual return	1,000.00	928.52	2.30	.48
Class 1A – assumed 5% return	1,000.00	1,022.41	2.41	.48
Class 2 – actual return	1,000.00	927.90	2.29	.48
Class 2 – assumed 5% return	1,000.00	1,022.41	2.41	.48
Class 3 – actual return	1,000.00	928.21	1.96	.41
Class 3 – assumed 5% return	1,000.00	1,022.76	2.06	.41
Class 4 – actual return	1,000.00	926.54	3.49	.73
Class 4 – assumed 5% return	1,000.00	1,021.17	3.66	.73

Refer to the end of the tables for footnotes.

American Funds Insurance Series	349

Expense example  (continued)

	Beginning account value 1/1/2022	Ending account value 6/30/2022	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]

Managed Risk Growth Fund
Class P1 – actual return	$1,000.00	$ 778.05	$1.59	.36%	$3.00	.68%
Class P1 – assumed 5% return	1,000.00	1,023.01	1.81	.36	3.41	.68
Class P2 – actual return	1,000.00	776.82	2.69	.61	4.10	.93
Class P2 – assumed 5% return	1,000.00	1,021.77	3.06	.61	4.66	.93

Managed Risk International Fund
Class P1 – actual return	$1,000.00	$ 843.21	$1.69	.37%	$3.98	.87%
Class P1 – assumed 5% return	1,000.00	1,022.96	1.86	.37	4.36	.87
Class P2 – actual return	1,000.00	841.68	2.92	.64	5.21	1.14
Class P2 – assumed 5% return	1,000.00	1,021.62	3.21	.64	5.71	1.14

Managed Risk Washington Mutual Investors Fund
Class P1 – actual return	$1,000.00	$ 905.49	$1.65	.35%	$3.50	.74%
Class P1 – assumed 5% return	1,000.00	1,023.06	1.76	.35	3.71	.74
Class P2 – actual return	1,000.00	904.43	2.93	.62	4.77	1.01
Class P2 – assumed 5% return	1,000.00	1,021.72	3.11	.62	5.06	1.01

Managed Risk Growth-Income Fund
Class P1 – actual return	$1,000.00	$ 841.25	$1.64	.36%	$2.92	.64%
Class P1 – assumed 5% return	1,000.00	1,023.01	1.81	.36	3.21	.64
Class P2 – actual return	1,000.00	839.91	2.78	.61	4.06	.89
Class P2 – assumed 5% return	1,000.00	1,021.77	3.06	.61	4.46	.89

Managed Risk Asset Allocation Fund
Class P1 – actual return	$1,000.00	$ 855.99	$1.66	.36%	$2.95	.64%
Class P1 – assumed 5% return	1,000.00	1,023.01	1.81	.36	3.21	.64
Class P2 – actual return	1,000.00	855.00	2.81	.61	4.09	.89
Class P2 – assumed 5% return	1,000.00	1,021.77	3.06	.61	4.46	.89

[1]

The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]

The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the period).

[4]

The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests.

350	American Funds Insurance Series

Approval of Investment Advisory and Service Agreement – American Funds Insurance Series

The series’ board has approved the continuation of the series’ Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2023. The agreement was amended to lower the current fee schedule resulting in an overall lower advisory fee for Global Growth Fund, Global Small Capitalization Fund, International Fund, New World Fund, Washington Mutual Investors Fund, Capital World Growth and Income Fund, International Growth and Income Fund, Capital Income Builder, American Funds Global Balanced Fund, The Bond Fund of America, Capital World Bond Fund, American High-Income Trust, American Funds Mortgage Fund, Ultra-Short Bond Fund and U.S. Government Securities Fund and to add additional advisory fee breakpoints for Growth Fund when the fund‘s net assets exceed $44 billion, for Growth-Income Fund when the fund’s net assets exceed $44 billion, and for Asset Allocation Fund when the fund’s net assets exceed $34 billion. The board approved the agreement following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all the series’ independent board members. The board and the committee determined in the exercise of their business judgment that the advisory fee structure for each fund within the series was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account their interactions with CRMC as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which each fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the funds under the agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the funds, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which each fund is included), and data such as relevant market and fund indexes over various periods (including each fund’s lifetime) through September 30, 2021. They generally placed greater emphasis on investment results over longer term periods. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that each fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the funds indicated that its continued management should benefit each fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of each fund to those of other relevant funds. They observed that the advisory fees and total expenses of each fund generally compared favorably to those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in each fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. The board also

American Funds Insurance Series	351

considered and approved the amended fee schedule to the agreement that lowered the current fee schedule and resulted in an overall lower advisory fee. The board noted that there would be no diminution in services provided as a result of the lower advisory fee for certain funds.

In addition, the board and committee reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by each fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the funds and the other clients. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing each fund, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the funds.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the series and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the series’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that through December 31, 2018, CRMC benefited from research obtained with commissions from portfolio transactions made on behalf of each fund, and since that time has undertaken to bear the cost of obtaining such research. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the other amounts paid to CRMC by the funds.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the funds’ advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that each fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the funds’ shareholders.

352	American Funds Insurance Series

Approval of Investment Advisory and Service Agreement and Subadvisory Agreement – American Funds Insurance Series Managed Risk Funds

The series’ board has approved the continuation of the series’ Investment Advisory and Service Agreement (the “advisory agreement”) with Capital Research and Management Company (“CRMC”) with respect to the Managed Risk Funds for an additional one-year term through April 30, 2023. The board has also approved the series’ Subadvisory Agreement (the “subadvisory agreement”) with CRMC and Milliman Financial Risk Management LLC (“Milliman FRM”) with respect to these funds for the same term. The advisory and subadvisory agreements are jointly referred to below as the “agreements.” The board approved the agreements following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all the series’ independent board members. The board and the committee determined in the exercise of their business judgment that the advisory fee structure for each fund within the series was fair and reasonable in relation to the services provided, and that approving the agreements was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account their interactions with CRMC and Milliman FRM as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreements, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which each fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of the oversight of Milliman FRM’s services provided by CRMC, administrative and shareholder services provided by CRMC to the funds under the advisory agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the funds, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.

The board and the committee also considered the depth and quality of Milliman FRM’s investment management process, including its experience in applying the Milliman Managed Risk Strategy to other funds in the series and risk management services for other clients; the experience, capability and integrity of its senior management and other personnel; and the services provided to each fund under the subadvisory agreement. The board and the committee concluded that the nature, extent and quality of the services provided by Milliman FRM have benefited and should continue to benefit each fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which each fund is included), and data such as relevant market and fund indexes over various periods (including each fund’s lifetime) through September 30, 2021. They generally placed greater emphasis on investment results over longer term periods. The board and the committee also considered the volatility of the funds compared with the S&P 500 Managed Risk indexes and those of a group of funds with volatility management strategies identified by management over various periods (including each fund’s lifetime) through September 30, 2021. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that each fund’s investment results and the results of the services provided by CRMC and Milliman FRM have been satisfactory for renewal of the agreements, and that CRMC’s and Milliman FRM’s record in managing the funds indicated that their continued management should benefit each fund and its shareholders.

American Funds Insurance Series	353

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of each fund to those of other relevant funds. The board and the committee noted CRMC’s waiver of a portion of the advisory fee payable by each fund under the advisory agreement, CRMC’s commitment not to remove the waiver without board approval and CRMC’s agreement to pay the fees due to Milliman FRM under the subadvisory agreement. They observed that each fund’s advisory fees and total expenses generally compared favorably to those of other similar funds included in the comparable Lipper category.

The board and the committee also considered the breakpoint discounts in each underlying fund’s advisory fee structure that reduce the level of fees charged by CRMC to the underlying fund as its assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by each fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the funds and the other clients. They also reviewed the fees paid to Milliman FRM by other funds which it advised or subadvised. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services that CRMC provided, directly and through Milliman FRM, as well as in relation to the risks assumed by the adviser in sponsoring and managing each fund, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC (and indirectly to Milliman FRM) by the funds.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the series and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the series’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that through December 31, 2018, CRMC benefited from research obtained with commissions from portfolio transactions made on behalf of each fund, and since that time has undertaken to bear the cost of obtaining such research. The board and the committee also reviewed similar ancillary benefits received by Milliman FRM as a result of its relationship with the series. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC (and indirectly to Milliman FRM) by each fund.

354	American Funds Insurance Series

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the funds’ advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that each fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the funds’ shareholders.

American Funds Insurance Series	355

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356	American Funds Insurance Series

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American Funds Insurance Series	357

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358	American Funds Insurance Series

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American Funds Insurance Series	359

Office of the series

333 South Hope Street

Los Angeles, CA 90071-1406

Investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

Investment subadviser

Milliman Financial Risk Management LLC

(Managed Risk Funds only)

71 South Wacker Drive, 31st Floor

Chicago, IL 60606-4637

Custodian of assets

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111-2900

Counsel

Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110-1726

Independent registered public accounting firm

PricewaterhouseCoopers LLP

601 South Figueroa Street

Los Angeles, CA 90017-3874

360	American Funds Insurance Series

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectuses and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com/afis.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities – is available on the Capital Group website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the Capital Group website.

American Funds Insurance Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. This filing is available free of charge on the SEC website and on our website.

This report is for the information of American Funds Insurance Series investors, but it also may be used as sales literature when preceded or accompanied by the current prospectuses or summary prospectuses for American Funds Insurance Series and the prospectus for the applicable insurance contract, which give details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after September 30, 2022, this report must be accompanied by a statistical update for the most recently completed calendar quarter.

Fund attribution data was produced using FactSet, a third-party software system, based on daily portfolios. Securities in their initial period of acquisition may not be included in this analysis. The analysis includes equity investments only and excludes forward contracts and fixed income investments, if applicable. It does not account for buy-and-sell transactions that might have occurred intraday. As a result, average portfolio weight percentages are approximate, and the actual average portfolio weight percentages might be higher or lower. Data elements, such as pricing, income, market cap, etc., were provided by FactSet. The indexes provided for attribution are based on FactSet’s methodology. The indexes are broad-based market benchmarks and may not be used by Capital Group® as the sole comparative index for the funds. Capital Group believes the software and information from FactSet to be reliable. However, Capital Group cannot be responsible for inaccuracies, incomplete information or updating of information by FactSet.

Hedge instruments, including exchange-traded futures contracts and exchange-traded put options, may not provide an effective hedge of the underlying securities because changes in the prices of such instruments may not track those of the securities they are intended to hedge. In addition, the managed risk strategy may not effectively protect the funds from market declines and will limit the funds’ participation in market gains. The use of the managed risk strategy could cause the funds’ returns to lag those of the underlying funds in certain market conditions.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith. MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products. The S&P 500 is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2022 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part is prohibited without written permission of S&P Dow Jones Indices LLC.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach – in combination with The Capital SystemSM – has resulted in superior outcomes.

Aligned with investor success	The Capital System	American Funds Insurance Series’ superior outcomes

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. American Funds Insurance Series portfolio managers average 28 years of investment industry experience, including 23 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds Insurance Series equity funds have beaten their comparable Lipper indexes in 89% of 10-year periods and 100% of 20-year periods.[2] Our fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.[3] We strive to keep management fees competitive. Over the past 20 years, most funds’ fees have been below industry averages.[4]

[1]	Portfolio manager experience as of the American Funds Insurance Series prospectus dated May 1, 2022.
[2]

Based on Class 1 share results for rolling calendar-year periods starting the first full calendar year after each fund’s inception through December 31, 2021. Periods covered are the shorter of the fund’s lifetime or since the inception date of the comparable Lipper index or average. The comparable Lipper indexes are: Capital World Funds Index (Global Growth Fund, Capital World Growth and Income Fund), Growth Funds Index (Growth Fund), International Funds Index (International Fund), Emerging Markets Funds Index (New World Fund), Growth & Income Funds Index (Washington Mutual Investors Fund, Growth and Income Fund) and Balanced Funds Index (Asset Allocation Fund). The Lipper Global Small-/Mid-Cap Funds Average was used for Global Small Capitalization Fund. Lipper source: Refinitiv Lipper. There have been periods when the fund has lagged the index.

[3]

Based on Class 1 share results as of December 31, 2021. Three of our five fixed income funds showed a three-year correlation below 0.3. Standard & Poor’s 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.

[4]	Based on management fees for the 20-year period ended December 31, 2021, versus comparable Lipper categories, excluding funds of funds.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

  Lit. No. INGESRX-998-0822P Litho in USA RCG/PHX/6311-S89939 © 2022 Capital Group. All rights reserved.

Transamerica BlackRock Global Real Estate Securities VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2022, and held for the entire six-month period until June 30, 2022.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period (B)	Ending Account Value June 30, 2022	Expenses Paid During Period (B)	Net Annualized Expense Ratio
Initial Class	$1,000.00	$773.00	$3.43	$1,020.90	$3.91	0.78%
Service Class	1,000.00	772.80	4.53	1,019.70	5.16	1.03

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2022

(unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks	98.6%
Other Investment Company	2.2
Repurchase Agreement	1.4
Net Other Assets (Liabilities) ^	(2.2)
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

^

The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock Global Real Estate Securities VP

SCHEDULE OF INVESTMENTS

At June 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS - 98.6%
Australia - 5.9%
Centuria Capital Group	3,907,310	$4,889,404
Charter Hall Group, REIT	201,373	1,510,527
Dexus, REIT	418,714	2,574,864
Goodman Group, REIT	1,346,787	16,629,762
GPT Group, REIT	745,728	2,179,527
Lendlease Corp. Ltd. (A)	268,150	1,689,062
National Storage, REIT	2,709,029	4,018,944
NEXTDC Ltd. (A) (B)	928,982	6,837,254

		40,329,344

Belgium - 1.2%
VGP NV	23,012	3,670,900
Warehouses De Pauw CVA, REIT	138,292	4,363,684

		8,034,584

Canada - 1.7%
Allied Properties, REIT	239,840	6,184,190
Summit Industrial Income, REIT	407,226	5,413,018

		11,597,208

China - 1.1%
GDS Holdings Ltd., Class A (B)	1,734,695	7,294,722

France - 0.6%
Klepierre SA, REIT (B)	225,323	4,360,445

Germany - 2.9%
Vonovia SE	638,341	19,750,561

Hong Kong - 6.6%
CK Asset Holdings Ltd.	855,500	6,078,595
ESR Group Ltd. (B) (C)	3,619,500	9,814,820
Hongkong Land Holdings Ltd.	454,300	2,281,555
Link, REIT	821,500	6,712,773
New World Development Co. Ltd.	1,146,250	4,128,945
Sun Hung Kai Properties Ltd.	881,500	10,437,007
Swire Properties Ltd.	448,400	1,116,352
Wharf Holdings Ltd.	458,000	1,669,014
Wharf Real Estate Investment Co. Ltd.	603,000	2,879,461

		45,118,522

Japan - 10.0%
Daito Trust Construction Co. Ltd.	31,000	2,681,688
Daiwa House Industry Co. Ltd.	274,200	6,412,718
GLP J-REIT (B)	1,748	2,142,101
Hankyu Hanshin, Inc., REIT	1,001	1,103,560
Heiwa Real Estate Co. Ltd.	15,000	430,489
Heiwa Real Estate, Inc., REIT	987	1,063,931
Hulic Co. Ltd. (A)	1,077,700	8,358,909
Invincible Investment Corp., REIT	2,349	691,921
Japan Hotel Investment Corp., REIT	1,721	862,955
Katitas Co. Ltd.	22,200	480,011
Keihanshin Building Co. Ltd.	160,400	1,550,963
Kenedix Office Investment Corp., REIT	1,969	9,902,171
Mitsui Fudosan Logistics Park, Inc., REIT (B)	1,120	4,237,350
Nippon Building Fund, Inc., REIT	1,339	6,682,569
ORIX J-REIT, Inc.	4,042	5,491,389
Sumitomo Realty & Development Co. Ltd.	578,900	15,282,203
Tokyu Fudosan Holdings Corp.	257,400	1,354,556

		68,729,484

	Shares	Value
COMMON STOCKS (continued)
Luxembourg - 1.0%
Aroundtown SA (A)	2,243,569	$ 7,175,822

Republic of Korea - 0.7%
ESR Kendall Square Co. Ltd., REIT	897,848	3,892,498
LOTTE Co. Ltd., REIT	217,717	902,111

		4,794,609

Singapore - 2.4%
CapitaLand Integrated Commercial Trust, REIT	4,132,100	6,459,380
Capitaland Investment Ltd. (A)	2,212,900	6,090,607
Cromwell European, REIT	1,740,322	3,556,352

		16,106,339

Spain - 1.6%
Cellnex Telecom SA (C)	172,524	6,714,318
Merlin Properties Socimi SA, REIT	464,109	4,494,588

		11,208,906

Sweden - 0.8%
Castellum AB (A)	436,627	5,628,665

United Kingdom - 4.0%
Derwent London PLC, REIT	175,973	5,610,665
Great Portland Estates PLC, REIT	693,198	4,854,173
Segro PLC, REIT	637,521	7,610,579
Tritax Big Box PLC, REIT	1,763,189	3,907,159
UNITE Group PLC, REIT	420,208	5,462,104

		27,444,680

United States - 58.1%
Agree Realty Corp., REIT	153,076	11,041,372
Alexandria Real Estate Equities, Inc., REIT	56,661	8,217,545
American Tower Corp., REIT	28,433	7,267,190
AvalonBay Communities, Inc., REIT	100,086	19,441,705
Boston Properties, Inc., REIT	103,973	9,251,518
Brookdale Senior Living, Inc. (B)	804,860	3,654,064
Cousins Properties, Inc., REIT	228,729	6,685,749
Digital Realty Trust, Inc., REIT	28,852	3,745,855
EPR Properties, REIT	279,917	13,136,505
Equinix, Inc., REIT	45,573	29,942,372
Extra Space Storage, Inc., REIT	94,920	16,147,790
Federal Realty OP LP, REIT	36,212	3,466,937
Host Hotels & Resorts, Inc., REIT	567,511	8,898,572
Hudson Pacific Properties, Inc., REIT	208,790	3,098,444
Invitation Homes, Inc., REIT	393,138	13,987,850
Medical Properties Trust, Inc., REIT	185,965	2,839,686
Mid-America Apartment Communities, Inc., REIT	85,215	14,884,504
Outfront Media, Inc., REIT	962,758	16,318,748
Physicians Realty Trust, REIT	610,682	10,656,401
Prologis, Inc., REIT	272,803	32,095,273
Public Storage, REIT	44,479	13,907,249
Regency Centers Corp., REIT	83,829	4,971,898
Rexford Industrial Realty, Inc., REIT	260,206	14,985,264
Ryman Hospitality Properties, Inc., REIT (B)	73,362	5,577,713
SBA Communications Corp., REIT	21,240	6,797,862
Simon Property Group, Inc., REIT	138,465	13,143,098
SL Green Realty Corp., REIT (A)	111,215	5,132,572
Spirit Realty Capital, Inc., REIT	243,701	9,207,024
STAG Industrial, Inc., REIT	234,896	7,253,588
Sun Communities, Inc., REIT	108,459	17,284,026

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock Global Real Estate Securities VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
UDR, Inc., REIT	349,760	$ 16,102,950
Ventas, Inc., REIT	224,825	11,562,750
VICI Properties, Inc., REIT (A)	662,978	19,750,115
Welltower, Inc., REIT	218,051	17,956,500

		398,410,689

Total Common Stocks (Cost $790,982,990)		675,984,580

OTHER INVESTMENT COMPANY - 2.2%
Securities Lending Collateral - 2.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.54% (D)	15,087,573	15,087,573

Total Other Investment Company (Cost $15,087,573)		15,087,573

	Principal	Value
REPURCHASE AGREEMENT - 1.4%
Fixed Income Clearing Corp., 0.35% (D), dated 06/30/2022, to be repurchased at $9,349,356 on 07/01/2022. Collateralized by a U.S. Government Obligation, 3.00%, due 06/30/2024, and with a value of $9,536,256.	$9,349,265	$ 9,349,265

Total Repurchase Agreement (Cost $9,349,265)		9,349,265

Total Investments (Cost $815,419,828)		700,421,418
Net Other Assets (Liabilities) - (2.2)%		(15,072,195)

Net Assets - 100.0%		$685,349,223

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BNP	07/08/2022	USD	171,894	CAD	222,000	$—	$(580)
BNP	07/08/2022	USD	142,363	EUR	133,000	2,916	—
BNP	07/08/2022	USD	1,380,185	GBP	1,097,000	44,682	—
BNP	07/08/2022	USD	3,776,479	JPY	505,421,000	49,736	—
BNP	07/08/2022	USD	1,666,566	SGD	2,300,000	11,062	—
BNP	07/08/2022	SGD	29,292,000	USD	21,446,091	—	(362,171)
BNP	07/08/2022	THB	3,297,000	USD	98,119	—	(4,838)
BNP	07/08/2022	EUR	1,149,000	USD	1,215,390	—	(10,685)
BNP	07/08/2022	GBP	774,000	USD	966,537	—	(24,259)
BNP	07/08/2022	JPY	421,457,000	USD	3,225,538	—	(117,907)
BNP	07/08/2022	CAD	52,000	USD	40,102	298	—
BOA	07/08/2022	USD	1,945,336	AUD	2,829,000	—	(7,431)
BOA	07/08/2022	USD	140,379	CAD	182,000	—	(1,019)
BOA	07/08/2022	USD	59,617	EUR	56,000	902	—
BOA	07/08/2022	USD	4,172,468	JPY	522,453,897	320,132	—
BOA	07/08/2022	USD	646,554	NZD	1,021,000	8,908	—
BOA	07/08/2022	CHF	8,533,000	USD	9,205,396	—	(262,948)
BOA	07/08/2022	SEK	109,109,000	USD	11,515,815	—	(847,322)
BOA	07/08/2022	CAD	2,998,000	USD	2,359,493	—	(30,318)
BOA	07/08/2022	EUR	1,840,000	USD	1,965,937	—	(36,732)
BOA	07/08/2022	GBP	2,900,000	USD	3,579,043	—	(48,543)
BOA	07/08/2022	JPY	1,034,495,000	USD	7,858,542	—	(230,650)
BOA	07/08/2022	SGD	1,262,000	USD	907,444	924	—
BOA	07/08/2022	AUD	419,000	USD	290,385	—	(1,163)
CITI	07/08/2022	USD	10,112,722	AUD	14,369,000	194,266	—
CITI	07/08/2022	USD	4,940,361	EUR	4,673,000	40,810	—
CITI	07/08/2022	USD	1,500,284	HKD	11,769,000	31	—
CITI	07/08/2022	USD	1,348,748	SGD	1,854,000	14,268	—
CITI	07/08/2022	NOK	16,908,000	USD	1,918,698	—	(201,914)
CITI	07/08/2022	SGD	401,000	USD	291,693	—	(3,060)
CITI	07/08/2022	EUR	1,563,000	USD	1,650,422	—	(11,646)
CITI	07/08/2022	KRW	2,356,371,000	USD	1,825,371	—	(10,454)
GSI	07/08/2022	USD	2,643,461	AUD	3,805,000	16,993	—
GSI	07/08/2022	USD	1,222,536	ILS	4,216,000	15,129	—
GSI	07/08/2022	USD	4,018,178	JPY	538,377,000	48,433	—
GSI	07/08/2022	USD	577,749	NOK	5,788,000	—	(9,946)
GSI	07/08/2022	USD	1,045,939	SEK	10,489,000	20,342	—

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock Global Real Estate Securities VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued):

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
GSI	07/08/2022	HKD	9,058,000	USD	1,155,671	$—	$(1,003)
GSI	07/08/2022	SGD	1,005,000	USD	731,463	—	(8,080)
GSI	07/08/2022	EUR	1,626,000	USD	1,704,361	469	—
HSBC	07/08/2022	USD	4,892,388	AUD	6,863,000	155,081	—
HSBC	07/08/2022	USD	1,893,858	CAD	2,428,000	7,523	—
HSBC	07/08/2022	USD	1,273,212	CHF	1,274,000	—	(61,920)
HSBC	07/08/2022	USD	3,182,724	EUR	3,001,000	36,233	—
HSBC	07/08/2022	USD	10,032	GBP	8,000	292	—
HSBC	07/08/2022	USD	15,023,423	HKD	117,716,000	17,582	—
HSBC	07/08/2022	USD	4,231,665	JPY	568,280,000	41,429	—
HSBC	07/08/2022	USD	7,258,407	KRW	8,924,212,000	384,829	—
HSBC	07/08/2022	USD	1,701,043	SEK	17,089,000	30,109	—
HSBC	07/08/2022	USD	3,402,072	SGD	4,680,000	33,482	—
HSBC	07/08/2022	NZD	3,943,000	USD	2,686,987	—	(224,465)
HSBC	07/08/2022	CAD	3,490,000	USD	2,763,218	—	(51,805)
HSBC	07/08/2022	GBP	3,567,000	USD	4,556,956	—	(214,441)
HSBC	07/08/2022	JPY	533,783,000	USD	4,136,685	—	(200,815)
HSBC	07/08/2022	HKD	89,000	USD	11,359	—	(13)
HSBC	07/08/2022	SGD	3,274,000	USD	2,368,309	—	(11,735)
HSBC	07/08/2022	AUD	1,577,000	USD	1,085,933	2,619	—
HSBC	07/08/2022	EUR	3,661,000	USD	3,855,722	—	(17,232)
HSBC	07/08/2022	SEK	3,010,000	USD	308,077	—	(13,764)
JPM	07/08/2022	USD	1,178,936	AUD	1,663,000	31,021	—
JPM	07/08/2022	USD	869,516	CHF	845,000	—	(16,030)
JPM	07/08/2022	USD	1,549,051	EUR	1,418,000	62,305	—
JPM	07/08/2022	USD	4,203,408	GBP	3,356,000	117,766	—
JPM	07/08/2022	USD	4,397,661	HKD	34,499,000	—	(96)
JPM	07/08/2022	USD	1,141,893	ILS	3,819,000	48,181	—
JPM	07/08/2022	USD	6,865,455	JPY	911,386,000	145,313	—
JPM	07/08/2022	USD	2,778,648	SEK	27,487,000	91,016	—
JPM	07/08/2022	USD	2,553,053	SGD	3,555,000	—	(5,780)
JPM	07/08/2022	AUD	29,403,000	USD	21,520,171	—	(1,224,232)
JPM	07/08/2022	HKD	90,177,000	USD	11,498,674	—	(3,365)
JPM	07/08/2022	GBP	3,405,000	USD	4,295,437	—	(150,142)
JPM	07/08/2022	EUR	10,139,000	USD	10,863,552	—	(233,003)
JPM	07/08/2022	JPY	975,108,000	USD	7,434,527	—	(244,528)
JPM	07/08/2022	CAD	459,000	USD	365,730	—	(9,128)
SSB	07/08/2022	USD	10,222,325	AUD	14,057,000	519,232	—
SSB	07/08/2022	USD	2,740,835	CAD	3,512,000	12,330	—
SSB	07/08/2022	USD	39,067,253	EUR	35,932,000	1,393,240	—
SSB	07/08/2022	USD	6,816,221	GBP	5,369,000	279,927	—
SSB	07/08/2022	USD	3,983,734	HKD	31,249,000	269	—
SSB	07/08/2022	USD	2,805,829	JPY	354,643,000	190,853	—
SSB	07/08/2022	USD	480,822	SEK	4,893,000	2,392	—
SSB	07/08/2022	USD	5,779,148	SGD	7,910,000	85,654	—
SSB	07/08/2022	HKD	56,192,000	USD	7,174,872	—	(11,799)
SSB	07/08/2022	EUR	8,137,000	USD	8,726,771	—	(195,282)
SSB	07/08/2022	GBP	732,000	USD	894,188	—	(3,040)
SSB	07/08/2022	AUD	3,869,000	USD	2,670,427	219	—
SSB	07/08/2022	JPY	1,898,190,000	USD	14,121,034	—	(124,651)
UBS	07/08/2022	USD	746,585	AUD	1,035,000	32,158	—
UBS	07/08/2022	USD	1,162,720	CAD	1,492,000	3,571	—
UBS	07/08/2022	USD	100,497	EUR	96,000	—	(158)
UBS	07/08/2022	USD	8,760	GBP	7,000	239	—
UBS	07/08/2022	USD	11,024,754	HKD	86,289,000	25,068	—
UBS	07/08/2022	USD	1,118,115	ILS	3,825,000	22,685	—
UBS	07/08/2022	USD	137,060	SEK	1,305,000	9,459	—
UBS	07/08/2022	ILS	36,654,000	USD	11,435,895	—	(938,670)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock Global Real Estate Securities VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued):

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
UBS	07/08/2022	ZAR	2,166,000	USD	146,598	$—	$(13,567)
UBS	07/08/2022	EUR	1,767,000	USD	1,909,364	—	(56,699)
UBS	07/08/2022	HKD	5,340,000	USD	681,324	—	(608)
UBS	07/08/2022	JPY	207,608,000	USD	1,593,294	—	(62,487)
UBS	07/08/2022	KRW	1,252,047,000	USD	983,260	—	(18,912)
UBS	07/08/2022	CAD	13,000	USD	10,062	38	—

Total						$4,572,416	$(6,341,036)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Equity Real Estate Investment Trusts	76.0%	$532,521,319
Real Estate Management & Development	17.0	118,962,903
IT Services	2.0	14,131,976
Diversified Telecommunication Services	1.0	6,714,318
Health Care Providers & Services	0.5	3,654,064

Investments	96.5	675,984,580
Short-Term Investments	3.5	24,436,838

Total Investments	100.0%	$700,421,418

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$410,007,897	$265,976,683	$—	$675,984,580
Other Investment Company	15,087,573	—	—	15,087,573
Repurchase Agreement	—	9,349,265	—	9,349,265

Total Investments	$425,095,470	$275,325,948	$—	$700,421,418

Other Financial Instruments
Forward Foreign Currency Contracts (F)	$—	$4,572,416	$—	$4,572,416

Total Other Financial Instruments	$—	$4,572,416	$—	$4,572,416

LIABILITIES
Other Financial Instruments
Forward Foreign Currency Contracts (F)	$—	$(6,341,036)	$—	$(6,341,036)

Total Other Financial Instruments	$—	$(6,341,036)	$—	$(6,341,036)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $41,541,132, collateralized by cash collateral of $15,087,573 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $27,936,231. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing securities.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock Global Real Estate Securities VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(C)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2022, the total value of 144A securities is $16,529,138, representing 2.4% of the Portfolio’s net assets.
(D)	Rates disclosed reflect the yields at June 30, 2022.
(E)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2022. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(F)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
ILS	Israel New Shekel
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
USD	United States Dollar
ZAR	South African Rand

COUNTERPARTY ABBREVIATIONS:

BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
GSI	Goldman Sachs International
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
SSB	State Street Bank & Trust Co.
UBS	UBS AG

PORTFOLIO ABBREVIATIONS:

CVA	Commanditaire Vennootschap op Aandelen (Dutch Certificate)
J-REIT	Japan-Real Estate Investment Trust
REIT	Real Estate Investment Trust

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock Global Real Estate Securities VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2022

(unaudited)

Assets:
Investments, at value (cost $806,070,563) (including securities loaned of $41,541,132)	$691,072,153
Repurchase agreement, at value (cost $9,349,265)	9,349,265
Foreign currency, at value (cost $394,636)	395,099
Receivables and other assets:
Investments sold	926,568
Net income from securities lending	3,539
Shares of beneficial interest sold	78,161
Dividends	3,057,157
Interest	91
Tax reclaims	119,644
Unrealized appreciation on forward foreign currency contracts	4,572,416
Prepaid expenses	4,620

Total assets	709,578,713

Liabilities:
Cash collateral received upon return of:
Securities on loan	15,087,573
Cash collateral at broker for:
OTC derivatives (A)	350,000
Payables and other liabilities:
Investments purchased	1,630,771
Dividends, interest and fees for borrowings from CFD	8,246
Shares of beneficial interest redeemed	2,414
Due to custodian	150,087
Investment management fees	459,013
Distribution and service fees	16,571
Transfer agent costs	2,038
Trustees, CCO and deferred compensation fees	9,654
Audit and tax fees	16,527
Custody fees	56,322
Legal fees	217
Printing and shareholder reports fees	84,476
Other accrued expenses	14,545
Unrealized depreciation on forward foreign currency contracts	6,341,036

Total liabilities	24,229,490

Net assets	$685,349,223

Net assets consist of:
Capital stock ($0.01 par value)	$668,453
Additional paid-in capital	858,439,734
Total distributable earnings (accumulated losses)	(173,758,964)

Net assets	$685,349,223

Net assets by class:
Initial Class	$607,500,126
Service Class	77,849,097

Shares outstanding:
Initial Class	59,668,214
Service Class	7,177,113

Net asset value and offering price per share:
Initial Class	$10.18
Service Class	10.85

(A)	OTC derivatives may include swaps, options and/or swaptions and forward foreign currency contracts.

STATEMENT OF OPERATIONS

For the period ended June 30, 2022

(unaudited)

Investment Income:
Dividend income	$14,167,389
Interest income	11,200
Net income from securities lending	107,210
Withholding taxes on foreign income	(595,536)

Total investment income	13,690,263

Expenses:
Investment management fees	3,392,622
Distribution and service fees:
Service Class	116,077
Transfer agent costs	5,401
Trustees, CCO and deferred compensation fees	16,586
Audit and tax fees	15,782
Custody fees	94,227
Legal fees	25,029
Printing and shareholder reports fees	29,107
Insurance fees	632
Dividends, interest and fees for borrowings from CFD	11,858
Other	25,796

Total expenses	3,733,117

Net investment income (loss)	9,957,146

Net realized gain (loss) on:
Investments	(24,039,965)
Swap agreements	(503,901)
Forward foreign currency contracts	1,713,727
Foreign currency transactions	(339,849)

Net realized gain (loss)	(23,169,988)

Net change in unrealized appreciation (depreciation) on:
Investments	(217,610,950)
Swap agreements	(330,932)
Forward foreign currency contracts	(2,665,862)
Translation of assets and liabilities denominated in foreign currencies	(25,641)

Net change in unrealized appreciation (depreciation)	(220,633,385)

Net realized and change in unrealized gain (loss)	(243,803,373)

Net increase (decrease) in net assets resulting from operations	$(233,846,227)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock Global Real Estate Securities VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2022 (unaudited)	December 31, 2021
From operations:
Net investment income (loss)	$9,957,146	$20,276,340
Net realized gain (loss)	(23,169,988)	47,815,456
Net change in unrealized appreciation (depreciation)	(220,633,385)	71,339,717

Net increase (decrease) in net assets resulting from operations	(233,846,227)	139,431,513

Dividends and/or distributions to shareholders:
Initial Class	—	(22,236,504)
Service Class	—	(2,158,245)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(24,394,749)

Capital share transactions:
Proceeds from shares sold:
Initial Class	1,834,027	622,749,896
Service Class	3,022,602	10,489,341

	4,856,629	633,239,237

Dividends and/or distributions reinvested:
Initial Class	—	22,236,504
Service Class	—	2,158,245

	—	24,394,749

Cost of shares redeemed:
Initial Class	(149,774,923)	(117,160,066)
Service Class	(8,167,038)	(17,934,259)

	(157,941,961)	(135,094,325)

Net increase (decrease) in net assets resulting from capital share transactions	(153,085,332)	522,539,661

Net increase (decrease) in net assets	(386,931,559)	637,576,425

Net assets:
Beginning of period/year	1,072,280,782	434,704,357

End of period/year	$685,349,223	$1,072,280,782

Capital share transactions - shares:
Shares issued:
Initial Class	152,791	48,908,734
Service Class	236,706	804,641

	389,497	49,713,375

Shares reinvested:
Initial Class	—	1,771,833
Service Class	—	161,063

	—	1,932,896

Shares redeemed:
Initial Class	(13,836,179)	(9,479,979)
Service Class	(649,267)	(1,381,678)

	(14,485,446)	(10,861,657)

Net increase (decrease) in shares outstanding:
Initial Class	(13,683,388)	41,200,588
Service Class	(412,561)	(415,974)

	(14,095,949)	40,784,614

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock Global Real Estate Securities VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2022 (unaudited)		December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017
Net asset value, beginning of period/year	$13.17		$10.69	$13.40	$10.80	$13.15	$12.26

Investment operations:
Net investment income (loss) (A)	0.13		0.36	0.23	0.27	0.24	0.22
Net realized and unrealized gain (loss)	(3.12)		2.43	(0.53)	2.44	(1.48)	1.14

Total investment operations	(2.99)		2.79	(0.30)	2.71	(1.24)	1.36

Dividends and/or distributions to shareholders:
Net investment income	—		(0.31)	(1.51)	(0.11)	(1.11)	(0.47)
Net realized gains	—		—	(0.90)	—	—	—

Total dividends and/or distributions to shareholders	—		(0.31)	(2.41)	(0.11)	(1.11)	(0.47)

Net asset value, end of period/year	$10.18		$13.17	$10.69	$13.40	$10.80	$13.15

Total return	(22.70	)%(B)	26.22%	(0.31)%	25.19%	(10.09)%	11.32%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$607,500		$965,695	$343,554	$907,719	$353,992	$177,075
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.78%		0.79%	0.82%	0.78%	0.92%	0.92%
Including waiver and/or reimbursement and recapture	0.78	%(C)	0.79%	0.82%	0.78%	0.91%	0.92%
Net investment income (loss) to average net assets	2.15	%(C)	2.88%	2.03%	2.17%	2.03%	1.66%
Portfolio turnover rate	36	%(B)	62%	107%	93%	241%	119%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2022 (unaudited)		December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017
Net asset value, beginning of period/year	$14.04		$11.39	$14.09	$11.35	$13.76	$12.81

Investment operations:
Net investment income (loss) (A)	0.12		0.28	0.21	0.24	0.26	0.16
Net realized and unrealized gain (loss)	(3.31)		2.65	(0.53)	2.58	(1.60)	1.23

Total investment operations	(3.19)		2.93	(0.32)	2.82	(1.34)	1.39

Dividends and/or distributions to shareholders:
Net investment income	—		(0.28)	(1.48)	(0.08)	(1.07)	(0.44)
Net realized gains	—		—	(0.90)	—	—	—

Total dividends and/or distributions to shareholders	—		(0.28)	(2.38)	(0.08)	(1.07)	(0.44)

Net asset value, end of period/year	$10.85		$14.04	$11.39	$14.09	$11.35	$13.76

Total return	(22.72	)%(B)	25.85%	(0.51)%	24.88%	(10.33)%	11.01%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$77,849		$106,586	$91,150	$97,213	$77,284	$99,725
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.03	%(C)	1.04%	1.06%	1.03%	1.17%	1.17%
Including waiver and/or reimbursement and recapture	1.03	%(C)	1.04%	1.06%	1.03%	1.16%	1.17%
Net investment income (loss) to average net assets	1.97	%(C)	2.16%	1.82%	1.82%	2.06%	1.23%
Portfolio turnover rate	36	%(B)	62%	107%	93%	241%	119%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock Global Real Estate Securities VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2022

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica BlackRock Global Real Estate Securities VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock Global Real Estate Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

1. ORGANIZATION (continued)

period ended June 30, 2022, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Cash overdraft: The Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the Federal Funds Rate.

Payables, if any, are reflected as Due to custodian within the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts are reflected in Custody fees within the Statement of Operations. Expenses, if any, from foreign cash overdrafts are reflected in Other expenses within the Statement of Operations.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock Global Real Estate Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

There were no commissions recaptured during the period ended June 30, 2022 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock Global Real Estate Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

3. INVESTMENT VALUATION (continued)

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. SECURITIES AND OTHER INVESTMENTS

Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2022, if any, are identified within the Schedule of Investments.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2022, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock Global Real Estate Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2022.

Repurchase agreements at June 30, 2022, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2022, if any, are shown on a gross basis within the Schedule of Investments.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2022.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$15,087,573	$—	$—	$—	$15,087,573
Total Borrowings	$15,087,573	$—	$—	$—	$15,087,573

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock Global Real Estate Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Swap agreements: Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies, or market-linked returns at specified, future intervals. Swap agreements can be executed in a bilateral privately negotiated arrangement with a dealer in an OTC transaction or executed on a regular market. Certain swaps regardless of the venue of execution are required to be cleared through a clearinghouse (“centrally cleared swap agreements”). Centrally cleared swap agreements listed or traded on a multilateral platform, are valued at the daily settlement price determined by the corresponding exchange. For centrally cleared credit default swap agreements the clearing exchange requires all members to provide applicable levels across complete term levels. Centrally cleared interest rate swap agreements are valued using a pricing model that references the underlying rates including but not limited to the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to calculate the daily settlement price. The Portfolio may enter into credit default, cross-currency, interest rate, total return, including contracts for difference (“CFD”), and other forms of swap agreements to manage exposure to credit, currency, interest rate, and commodity risks. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Centrally cleared swap agreements are marked-to-market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available and the change in value, if any, is recorded as Variation margin receivable (payable) on centrally cleared swap agreements within the Statement of Assets and Liabilities.

For OTC swap agreements, payments received or made at the beginning of the measurement period are reflected in OTC swap agreements, at value within the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Additionally, these upfront payments as well as any periodic payments received or paid by the Portfolio, including any liquidation payment received or made at the termination of the swap are recorded as part of Net realized gain (loss) on swap agreements within the Statement of Operations.

Total return swap agreements: The Portfolio is subject to commodity risk, equity risk, and other risks related to the underlying investments of the swap agreement, including CFDs, in the normal course of pursuing its investment objective. The value of the commodity-linked investments held by a Portfolio can be affected by a variety of factors, including, but not limited to, overall market movements and other factors affecting the value of particular industries or commodities, such as weather, disease, embargoes, acts of war or terrorism, or political and regulatory developments. Commodity-linked derivatives are available from a relatively small number of issuers, subjecting the Portfolio’s investments in commodity-linked derivatives to counterparty risk, which is the risk that the issuer of the commodity-linked derivative will not fulfill its contractual obligations. Total return swap agreements on commodities involve commitments whereby cash flows are exchanged based on the price of a commodity in exchange for either a fixed or floating price or rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference entity, which may be an equity, index, or bond, and in return receives a regular stream of payments.

Open centrally cleared swap agreements and open OTC swap agreements at June 30, 2022, if any, are listed within the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock Global Real Estate Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Forward foreign currency contracts: The Portfolio is subject to foreign exchange rate risk exposure in the normal course of pursuing its investment objective. The Portfolio may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked-to-market daily, with the change in value recorded as an unrealized gain or loss and is shown in Unrealized appreciation (depreciation) on forward foreign currency contracts within the Statement of Assets and Liabilities. When the contracts are settled, a realized gain or loss is incurred and is shown in Net realized gain (loss) on forward foreign currency contracts within the Statement of Operations. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Forward foreign currency contracts are traded in the OTC inter-bank currency dealer market.

Open forward foreign currency contracts at June 30, 2022, if any, are listed within the Schedule of Investments.

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2022.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Forward foreign currency contracts:
Unrealized appreciation on forward foreign currency contracts	$—	$4,572,416	$—	$—	$—	$4,572,416
Total	$—	$4,572,416	$—	$—	$—	$4,572,416

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Forward foreign currency contracts:
Unrealized depreciation on forward foreign currency contracts	$—	$(6,341,036)	$—	$—	$—	$(6,341,036)
Total	$—	$(6,341,036)	$—	$—	$—	$(6,341,036)

The following is a summary of the location and the effect of derivative investments, if any, within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2022.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Swap agreements	$—	$—	$(503,901)	$—	$—	$(503,901)
Forward foreign currency contracts	—	1,713,727	—	—	—	1,713,727
Total	$—	$1,713,727	$(503,901)	$—	$—	$1,209,826

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Swap agreements	$—	$—	$(330,932)	$—	$—	$(330,932)
Forward foreign currency contracts	—	(2,665,862)	—	—	—	(2,665,862)
Total	$—	$(2,665,862)	$(330,932)	$—	$—	$(2,996,794)

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock Global Real Estate Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2022.

Total return swaps:
Average notional value – long	$4,887,941
Forward foreign currency exchange contracts:
Average contract amounts purchased – in USD	138,254,907
Average contract amounts sold – in USD	129,009,269

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar master agreements (collectively, “Master Agreements”) with its contract counterparties for certain OTC derivatives in order to, among other things, reduce credit risk to counterparties.

ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain OTC derivative financial instruments payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty.

Various Master Agreements govern the terms of certain transactions with counterparties and typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Portfolio exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Portfolio’s net liability may be delayed or denied.

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to pledge collateral on derivatives to a counterparty if the Portfolio is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Portfolio to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Portfolio from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments.

Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.

To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. Additionally, to the extent the Portfolio has delivered collateral to a counterparty, the Portfolio bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.

The following is a summary of the Portfolio OTC derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement and net of the related collateral received/pledged by the Portfolio as of June 30, 2022. For financial reporting purposes, the Portfolio does not offset assets and liabilities that are subject to a master netting agreement or similar

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock Global Real Estate Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

arrangement on the Statement of Assets and Liabilities. See the Repurchase agreement section within the notes for offsetting and collateral information pertaining to repurchase agreements that are subject to master netting agreements.

	Gross Amounts of Assets Presented within Statement of Assets and Liabilities (A)	Gross Amounts Not Offset within Statement of Assets and Liabilities		Net Receivable	Gross Amounts of Liabilities Presented within Statement of Assets and Liabilities (A)	Gross Amounts Not Offset within Statement of Assets and Liabilities		Net Payable
Counterparty		Financial Instruments	Collateral Received (B)			Financial Instruments	Collateral Pledged (B)
	Assets				Liabilities
Bank of America, N.A.	$330,866	$(330,866)	$—	$—	$1,466,126	$(330,866)	$—	$1,135,260
BNP Paribas	108,694	(108,694)	—	—	520,440	(108,694)	—	411,746
Citibank, N.A.	249,375	(227,074)	—	22,301	227,074	(227,074)	—	—
Goldman Sachs International	101,366	(19,029)	(30,000)	52,337	19,029	(19,029)	—	—
HSBC Bank USA	709,179	(709,179)	—	—	796,190	(709,179)	—	87,011
JPMorgan Chase Bank, N.A.	495,602	(495,602)	—	—	1,886,304	(495,602)	—	1,390,702
State Street Bank & Trust Co.	2,484,116	(334,772)	—	2,149,344	334,772	(334,772)	—	—
UBS AG	93,218	(93,218)	—	—	1,091,101	(93,218)	—	997,883

Total	$4,572,416	$(2,318,434)	$(30,000)	$2,223,982	$6,341,036	$(2,318,434)	$—	$4,022,602

(A)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset within the Statement of Assets and Liabilities.
(B)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

7. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities and other assets may go up or down, sometimes sharply and unpredictably, due to general market conditions, overall economic trends or events, inflation, changes in interest rates, government actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by wars, tariffs, trade disputes or other factors, political developments, investor sentiment, the global and domestic effects of a pandemic or other health emergency, and other factors that may or may not be related to the issuer of the security or other asset. The market prices of securities and other assets also may go down due to events or conditions that affect particular sectors, industries, issuers, or geographies. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets. If the value of the Portfolio’s securities and assets fall, the value of your investment will go down. The Portfolio may experience a substantial or complete loss on any individual security or asset.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, the imposition of economic sanctions, public health events (such as the spread of infectious disease), wars, terrorism, cybersecurity events, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. In the past decade, financial markets throughout the world have experienced increased volatility and decreased liquidity. These conditions may continue or worsen. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down. Securities markets may also be susceptible to market manipulation or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or adversely affect the value of securities traded in these markets, including the Portfolio’s securities.

The pandemic of the novel coronavirus respiratory disease designated COVID-19 has resulted in economic downturns throughout the world, severe losses, particularly to some sectors of the economy and individual issuers, and reduced liquidity of many instruments. There also have been significant disruptions to business operations, including business closures; strained healthcare systems; disruptions to supply chains and employee availability; large fluctuations in consumer demand; and widespread uncertainty regarding the duration and long-term effects of the pandemic. Economic downturns may be prolonged, and political and social instability, continued volatility and decreased liquidity in the securities markets may result. Developing or emerging market countries may be more impacted by the pandemic.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock Global Real Estate Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

7. RISK FACTORS (continued)

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. These and other government intervention into the economy and financial markets may not work as intended. In addition, government actions to mitigate the economic impact of the pandemic have resulted in large expansion of government deficits and debt, the long-term consequences of which are not known. Rates of inflation have recently risen, which could adversely affect economies and markets. The pandemic could continue to adversely affect the value and liquidity of the Portfolio’s investments.

Europe: A number of countries in Europe have experienced severe economic and financial difficulties; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen or spread within or outside Europe. Responses to the financial problems by European governments, central banks and others may not work, may result in conflicts and social unrest and may limit future growth and economic recovery or have other unintended consequences. In January, 2020, through “Brexit,” the United Kingdom withdrew from the European Union. The ramifications of Brexit are unknown, and the implications of possible political, regulatory, economic, and market outcomes could be significant. The United Kingdom has one of the largest economies in Europe and is a major trading partner with European Union countries and the United States. Brexit may create additional and substantial economic stresses for the United Kingdom, including a contraction of the United Kingdom’s economy, decreased trade, capital outflows, devaluation of the British pound, and a decrease in business and consumer spending and investment. The negative impact on not only the United Kingdom and European Union economies but also the broader global economy could be significant. A number of countries in Europe have suffered terror attacks, and additional attacks may occur in the future. Europe has also been struggling with mass migration from the Middle East, Eastern Europe and Africa. The ultimate effects of these events and other socio-political or geopolitical issues could profoundly affect global economies and markets. Whether or not the Portfolio invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of the Portfolio’s investments.

Additional Market Disruption: Russia’s invasion of Ukraine in February, 2022, the resulting responses by the United States and other countries, and the potential for wider conflict, have increased and may continue to increase volatility and uncertainty in financial markets worldwide. The United States and other countries have imposed broad-ranging economic sanctions on Russia and Russian entities and individuals, and may impose additional sanctions, including on other countries that provide military or economic support to Russia. These sanctions, among other things, restrict companies from doing business with Russia and Russian issuers, and may adversely affect companies with economic or financial exposure to Russia and Russian issuers. The extent and duration of Russia’s military actions and the repercussions of such actions are not known. The invasion may widen beyond Ukraine and may escalate, including through retaliatory actions and cyberattacks by Russia and even other countries. These events may result in further and significant market disruptions and may adversely affect regional and global economies including those of Europe and the United States. Certain industries and markets, such as those involving oil, natural gas and other commodities, as well as global supply chains, may be particularly adversely affected. Whether or not the Portfolio invests in securities of issuers located in Russia, Ukraine and adjacent countries or with significant exposure to issuers in these countries, these events could negatively affect the value and liquidity of the Portfolio’s investments.

Real estate investment trusts (“REITs”) risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Portfolio invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Portfolio will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Portfolio.

Real estate securities risk: Investments in the real estate industry are subject to risks associated with direct investment in real estate. These risks include declines in the value of real estate, adverse general and local economic conditions, increased competition, overbuilding and changes in laws and regulations affecting real estate, operating expenses, property taxes and interest rates. If the Portfolio’s real estate-related investments are concentrated in one geographic area or one property type, the Portfolio will also be subject to the risks associated with that one area or property type. The value of the Portfolio’s real estate-related securities will not necessarily track the value of the underlying investments of the issuers of such securities.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock Global Real Estate Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee, CCO and deferred compensation fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints	Rate
First $250 million	0.77%
Over $250 million up to $500 million	0.75
Over $500 million up to $750 million	0.70
Over $750 million	0.68

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net assets. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.90%	May 1, 2023
Service Class	1.15	May 1, 2023

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2022 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2022, there are no amounts available for recapture by TAM.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock Global Real Estate Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2023. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Technology Holdings, Inc (“SS&C”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C related to applicable sub-transfer agency services. For the period ended June 30, 2022, (i) the expenses paid to SS&C by the Portfolio are referred to as Transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C by the Portfolio are referred to as Transfer agent costs within the Statement of Assets and Liabilities.

Deferred compensation plan: Effective September 23, 2021, the Board has approved the termination of the deferred compensation plan. Payments will be made to applicable current and former Board members consistent with Section 409A of the Code. Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2022, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2022.

9. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2022, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 329,976,564	$ —	$ 459,339,397	$ —

10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock Global Real Estate Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)

Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2022, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 815,419,828	$ 10,790,371	$ (127,557,401)	$ (116,767,030)

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock Global Real Estate Securities VP

MANAGEMENT, SUB-ADVISORY AND SUB-SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 15-16, 2022, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica BlackRock Global Real Estate Securities VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) for the Portfolio between TAM and BlackRock Investment Management, LLC (the “Sub-Adviser”) and the renewal of the investment sub-sub-advisory agreements (the “Sub-Sub-Advisory Agreements” and together with the Management Agreement and the Sub-Advisory Agreement, the “Agreements”) with respect to the Portfolio between BlackRock and each of BlackRock International Limited and BlackRock (Singapore) Limited (each a “Sub-Sub-Adviser” and collectively the “Sub-Sub-Advisers”).

Following its review and consideration, the Board determined that the terms of the Management Agreement, the Sub-Advisory Agreement and each Sub-Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2023.

Prior to reaching their decision, the Trustees requested and received from TAM, the Sub-Adviser and each Sub-Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM, the Sub-Adviser and each Sub-Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM, the Sub-Adviser and each Sub-Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser and each Sub-Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM, the Sub-Adviser or the Sub-Sub-Advisers present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM, the Sub-Adviser and each Sub-Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s, the Sub-Adviser’s and each Sub-Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management teams of the Sub-Adviser and each Sub-Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock Global Real Estate Securities VP

MANAGEMENT, SUB-ADVISORY AND SUB-SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2021. Based on these considerations, the Board determined that TAM, the Sub-Adviser and each Sub-Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 3-year period, in line with the median for the past 5-year period and below the median for the past 1- and 10-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was above its benchmark for the past 1-, 3- and 5-year periods and below its benchmark for the past 10-year period. The Board noted that the Sub-Adviser and the Sub-Sub-Advisers had commenced sub-advising the Portfolio on November 1, 2018 pursuant to its current investment objective, investment strategies and benchmark.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services and the Sub-Sub-Advisers for sub-sub-advisory services, noting that TAM pays sub-advisory fees to the Sub-Adviser and that the sub-sub-advisory fees payable to the Sub-Sub-Advisers are paid by the Sub-Adviser and not the Portfolio or TAM. The Board also considered the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were below the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management, sub-advisory and sub-sub-advisory fees to be received by TAM, the Sub-Adviser and the Sub-Sub-Advisers under the Management Agreement, the Sub-Advisory Agreement and each Sub-Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock Global Real Estate Securities VP

MANAGEMENT, SUB-ADVISORY AND SUB-SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM, the Sub-Adviser or a Sub-Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and each Sub-Sub-Adviser’s sub-sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fees paid to the Sub-Adviser and the Sub-Sub-Advisers in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates, the Sub-Adviser and/or the Sub-Sub-Advisers from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, the Sub-Adviser and/or the Sub-Sub-Advisers from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio and that TAM believes the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser and the Sub-Sub-Advisers. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement, the Sub-Advisory Agreement and each Sub-Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock Government Money Market VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2022, and held for the entire six-month period until June 30, 2022.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period (B)	Ending Account Value June 30, 2022	Expenses Paid During Period (B)	Net Annualized Expense Ratio
Initial Class	$1,000.00	$1,001.20	$1.04	$1,023.80	$1.05	0.21%
Service Class	1,000.00	1,001.20	1.04	1,023.80	1.05	0.21

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2022

(unaudited)

Asset Allocation	Percentage of Net Assets
Repurchase Agreements	48.9%
Short-Term U.S. Government Agency Obligations	20.7
Short-Term U.S. Government Obligations	10.9
U.S. Government Agency Obligations	10.2
U.S. Government Obligations	9.2
Net Other Assets (Liabilities)	0.1
Total	100.0%

Portfolio Characteristics	Years
Average Maturity §	0.18
Duration †	0.07

Current and future portfolio holdings are subject to change and risk.

§	Average Maturity is computed by weighting the maturity of each security in the Portfolio by the market value of the security, then averaging these weighted figures.

†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Portfolio may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Portfolio’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Portfolio’s sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock Government Money Market VP

SCHEDULE OF INVESTMENTS

At June 30, 2022

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 10.2%
Federal Farm Credit Banks Funding Corp.
3-Month SOFR + 0.02%, 1.53% (A), 05/16/2023	$5,425,000	$5,424,885
3-Month SOFR + 0.03%, 1.54% (A), 07/25/2023	2,415,000	2,414,922
3-Month SOFR + 0.04%, 1.55% (A), 03/10/2023	2,030,000	2,030,213
3-Month SOFR + 0.05%, 1.56% (A), 08/22/2023 - 02/20/2024	13,680,000	13,680,000
3-Month SOFR + 0.06%, 1.57% (A), 11/22/2023 - 01/10/2024	6,020,000	6,020,000
3-Month SOFR + 0.08%, 1.59% (A), 11/03/2022	4,510,000	4,510,000
3-Month SOFR + 0.09%, 1.60% (A), 10/07/2022	3,055,000	3,055,000
3-Month SOFR + 0.19%, 1.70% (A), 07/14/2022	2,505,000	2,505,000
FFR + 0.18%, 1.76% (A), 07/20/2022	8,530,000	8,529,956
2.25%, 06/07/2023	1,160,000	1,159,911
Federal Home Loan Bank
3-Month SOFR + 0.01%, 1.52% (A), 09/06/2022	4,500,000	4,500,000
3-Month SOFR + 0.02%, 1.53% (A), 12/16/2022 - 05/02/2023	23,585,000	23,585,000
2.08%, 02/13/2023	6,545,000	6,545,000
Federal Home Loan Mortgage Corp.
0.13%, 07/25/2022	3,260,000	3,260,095
3-Month SOFR + 0.07%, 1.58% (A), 11/10/2022	1,990,000	1,990,000

Total U.S. Government Agency Obligations (Cost $89,209,982)		89,209,982

U.S. GOVERNMENT OBLIGATIONS - 9.2%
U.S. Treasury - 9.2%
U.S. Treasury Floating Rate Note
3-Month Treasury Money Market Yield + 0.04%, 1.79% (A), 10/31/2023	7,430,000	7,430,000
3-Month Treasury Money Market Yield + 0.05%, 1.81% (A), 01/31/2023	32,000,000	32,000,463
3-Month Treasury Money Market Yield + 0.06%, 1.81% (A), 07/31/2022	4,918,100	4,918,100
U.S. Treasury Note
0.13%, 02/28/2023 - 04/30/2023	24,990,000	24,687,981
1.63%, 12/15/2022	2,000,000	2,002,478
1.75%, 05/15/2023	2,060,000	2,052,238
2.63%, 02/28/2023	7,380,000	7,443,532

Total U.S. Government Obligations (Cost $80,534,792)		80,534,792

SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS - 20.7%
Federal Farm Credit Banks Funding Corp.
0.07% (B), 08/10/2022	10,685,000	10,684,941
3-Month SOFR + 0.01%, 1.52% (A), 11/22/2022	8,985,000	8,984,910
3-Month SOFR + 0.06%, 1.57% (A), 12/13/2022	2,695,000	2,695,554
Federal Farm Credit Discount Notes
0.41% (B), 11/01/2022	3,085,000	3,080,784
1.23% (B), 09/01/2022	2,840,000	2,834,082
1.33% (B), 11/14/2022	4,235,000	4,214,201

	Principal	Value
SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Bank
3-Month SOFR + 0.00%, 1.51% (A), 08/19/2022	$ 7,955,000	$ 7,955,000
3-Month SOFR + 0.01%, 1.52% (A), 08/02/2022 - 08/04/2022	43,595,000	43,595,328
3-Month SOFR + 0.06%, 1.57% (A), 12/08/2022	11,175,000	11,177,475
Federal Home Loan Bank Discount Notes
0.84% (B), 07/15/2022	5,695,000	5,693,162
0.85% (B), 07/08/2022	23,000,000	22,996,243
1.11% (B), 10/03/2022	3,135,000	3,126,077
1.26% (B), 08/24/2022	30,255,000	30,198,726
1.63% (B), 08/05/2022	6,815,000	6,804,399
1.97% (B), 09/20/2022	17,690,000	17,612,982

Total Short-Term U.S. Government Agency Obligations (Cost $181,653,864)		181,653,864

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 10.9%
U.S. Treasury Bill
0.08% (B), 09/08/2022	2,179,200	2,178,887
0.22% (B), 07/07/2022	5,175,000	5,174,810
0.39% (B), 07/28/2022	1,995,000	1,994,432
0.40% (B), 12/29/2022	1,030,000	1,027,980
0.52% (B), 07/05/2022	19,540,000	19,538,882
0.64% (B), 01/26/2023	3,800,000	3,786,102
0.68% (B), 09/01/2022	5,300,000	5,293,884
0.71% (B), 09/08/2022	330,000	329,557
0.72% (B), 09/08/2022	25,000,000	24,965,979
0.78% (B), 08/18/2022	2,315,000	2,312,623
0.82% (B), 08/02/2022	9,830,000	9,822,966
0.83% (B), 09/15/2022	4,000,000	3,993,076
0.89% (B), 09/22/2022	3,195,000	3,188,591
1.07% (B), 09/29/2022	1,975,000	1,969,816
1.13% (B), 10/06/2022	5,292,500	5,276,671
1.17% (B), 02/23/2023	3,335,000	3,309,861
2.18% (B), 05/18/2023	1,350,000	1,324,721

Total Short-Term U.S. Government Obligations (Cost $95,488,838)		95,488,838

REPURCHASE AGREEMENTS - 48.9%
Barclays Capital, Inc., 1.55% (B), dated 06/30/2022, to be repurchased at $60,002,583 on 07/01/2022. Collateralized by U.S. Government Obligations, 0.75% - 3.75%, due 11/15/2024 - 08/15/2041, and with a total value of $61,200,079.	60,000,000	60,000,000
BNP Paribas SA, 1.48% (B), dated 06/30/2022, to be repurchased at $45,001,850 on 07/01/2022. Collateralized by U.S. Government Obligations, 0.13% - 2.88%, due 12/31/2022 - 01/15/2028, and with a total value of $45,900,000.	45,000,000	45,000,000

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock Government Money Market VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Principal	Value
REPURCHASE AGREEMENTS (continued)

BNP Paribas SA, 1.55% (B), dated 06/30/2022, to be repurchased at $37,001,593 on 07/01/2022. Collateralized by U.S. Government Obligations and U.S. Government Agency Obligations, 0.38% - 6.00%, due 06/15/2025 - 04/20/2051, and with a total value of $37,740,001.

	$ 37,000,000	$ 37,000,000
Citigroup Global Markets, Inc., 1.52% (B), dated 06/30/2022, to be repurchased at $60,002,533 on 07/01/2022. Collateralized by U.S. Government Obligations, 0.38% - 2.75%, due 04/30/2027 - 07/31/2027, and with a total value of $61,200,044.	60,000,000	60,000,000
Fixed Income Clearing Corp., 0.35% (B), dated 06/30/2022, to be repurchased at $3,024,670 on 07/01/2022. Collateralized by a U.S. Government Obligation, 3.00%, due 06/30/2024, and with a value of $3,085,221.	3,024,641	3,024,641
Goldman Sachs & Co., 1.50% (B), dated 06/30/2022, to be repurchased at $39,001,625 on 07/01/2022. Collateralized by a U.S. Government Obligation, 2.25%, due 02/15/2027, and with a value of $39,780,080.	39,000,000	39,000,000
Goldman Sachs & Co., 1.55% (B), dated 06/30/2022, to be repurchased at $40,001,722 on 07/01/2022. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 10/20/2051, and with a value of $40,800,001.	40,000,000	40,000,000
JPMorgan Chase & Co., 1.55% (B), dated 06/30/2022, to be repurchased at $45,001,938 on 07/01/2022. Collateralized by U.S. Government Obligations and U.S. Government Agency Obligations, 2.38% - 3.00%, due 05/15/2051 - 03/20/2052, and with a total value of $45,900,040.	45,000,000	45,000,000

	Principal	Value
REPURCHASE AGREEMENTS (continued)

Merrill Lynch & Co., Inc., 1.46% (B), dated 06/30/2022, to be repurchased at $20,000,811 on 07/01/2022. Collateralized by U.S. Government Obligations, 0.88% - 1.63%, due 11/15/2030 - 05/15/2031, and with a total value of $20,400,018.

	$ 20,000,000	$ 20,000,000
Merrill Lynch & Co., Inc., 1.55% (B), dated 06/30/2022, to be repurchased at $30,001,292 on 07/01/2022. Collateralized by a U.S. Government Agency Obligation, 2.00%, due 05/01/2051, and with a value of $30,900,001.	30,000,000	30,000,000
Toronto-Dominion Bank, 1.50% (B), dated 06/30/2022, to be repurchased at $40,001,667 on 07/01/2022. Collateralized by a U.S. Government Obligation, 3.25%, due 06/30/2027, and with a value of $40,800,023.	40,000,000	40,000,000
Toronto-Dominion Bank, 1.55% (B), dated 06/30/2022, to be repurchased at $10,000,431 on 07/01/2022. Collateralized by a U.S. Government Obligation, 3.00%, due 06/30/2024, and with a value of $10,200,061.	10,000,000	10,000,000

Total Repurchase Agreements (Cost $429,024,641)		429,024,641

Total Investments (Cost $875,912,117)		875,912,117
Net Other Assets (Liabilities) - 0.1%		641,537

Net Assets - 100.0%		$876,553,654

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
U.S. Government Agency Obligations	$—	$89,209,982	$—	$89,209,982
U.S. Government Obligations	—	80,534,792	—	80,534,792
Short-Term U.S. Government Agency Obligations	—	181,653,864	—	181,653,864
Short-Term U.S. Government Obligations	—	95,488,838	—	95,488,838
Repurchase Agreements	—	429,024,641	—	429,024,641

Total Investments	$—	$875,912,117	$—	$875,912,117

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock Government Money Market VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Rates disclosed reflect the yields at June 30, 2022.
(C)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2022. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

FFR	Federal Funds Rate
SOFR	Secured Overnight Financing Rate

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock Government Money Market VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2022

(unaudited)

Assets:
Investments, at value (cost $446,887,476)	$446,887,476
Repurchase agreement, at value (cost $429,024,641)	429,024,641
Receivables and other assets:
Shares of beneficial interest sold	1,546,834
Interest	401,174
Due from distributor	131,676
Prepaid expenses	2,866

Total assets	877,994,667

Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	963,790
Investment management fees	168,914
Distribution and service fees	131,676
Transfer agent costs	1,409
Trustees, CCO and deferred compensation fees	8,916
Audit and tax fees	11,120
Custody fees	28,593
Legal fees	49,997
Printing and shareholder reports fees	59,182
Other accrued expenses	17,416

Total liabilities	1,441,013

Net assets	$876,553,654

Net assets consist of:
Capital stock ($0.01 par value)	$8,765,613
Additional paid-in capital	867,794,651
Total distributable earnings (accumulated losses)	(6,610)

Net assets	$876,553,654

Net assets by class:
Initial Class	$216,714,892
Service Class	659,838,762

Shares outstanding:
Initial Class	216,717,721
Service Class	659,843,625

Net asset value and offering price per share:
Initial Class	$1.00
Service Class	1.00

STATEMENT OF OPERATIONS

For the period ended June 30, 2022

(unaudited)

Investment Income:
Interest income	$1,885,443

Total investment income	1,885,443

Expenses:
Investment management fees	958,252
Distribution and service fees:
Service Class	739,601
Transfer agent costs	4,116
Trustees, CCO and deferred compensation fees	15,145
Audit and tax fees	11,980
Custody fees	59,189
Legal fees	59,008
Printing and shareholder reports fees	22,241
Other	23,047

Total expenses before waiver and/or reimbursement and recapture	1,892,579

Expenses waived and/or reimbursed:
Initial Class	(76,738)
Service Class	(961,383)

Net expenses	854,458

Net investment income (loss)	1,030,985

Net increase (decrease) in net assets resulting from operations	$1,030,985

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock Government Money Market VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2022 (unaudited)	December 31, 2021
From operations:
Net investment income (loss)	$1,030,985	$27,967

Net increase (decrease) in net assets resulting from operations	1,030,985	27,967

Dividends and/or distributions to shareholders:
Initial Class	(262,764)	(7,402)
Service Class	(768,221)	(20,566)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(1,030,985)	(27,968)

Capital share transactions:
Proceeds from shares sold:
Initial Class	69,326,747	128,565,664
Service Class	208,960,667	184,445,034

	278,287,414	313,010,698

Dividends and/or distributions reinvested:
Initial Class	262,779	7,440
Service Class	768,264	20,774

	1,031,043	28,214

Cost of shares redeemed:
Initial Class	(50,362,020)	(159,201,278)
Service Class	(102,088,948)	(304,222,426)

	(152,450,968)	(463,423,704)

Net increase (decrease) in net assets resulting from capital share transactions	126,867,489	(150,384,792)

Net increase (decrease) in net assets	126,867,489	(150,384,793)

Net assets:
Beginning of period/year	749,686,165	900,070,958

End of period/year	$876,553,654	$749,686,165

Capital share transactions - shares:
Shares issued:
Initial Class	69,326,747	128,565,664
Service Class	208,960,667	184,445,034

	278,287,414	313,010,698

Shares reinvested:
Initial Class	262,779	7,440
Service Class	768,264	20,774

	1,031,043	28,214

Shares redeemed:
Initial Class	(50,362,020)	(159,201,278)
Service Class	(102,088,948)	(304,222,426)

	(152,450,968)	(463,423,704)

Net increase (decrease) in shares outstanding:
Initial Class	19,227,506	(30,628,174)
Service Class	107,639,983	(119,756,618)

	126,867,489	(150,384,792)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock Government Money Market VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2022 (unaudited)		December 31, 2021		December 31, 2020		December 31, 2019	December 31, 2018		December 31, 2017
Net asset value, beginning of period/year	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00

Investment operations:
Net investment income (loss) (A)	0.00	(B)	0.00	(B)	0.00	(B)	0.02	0.02		0.00	(B)
Net realized and unrealized gain (loss)	—		—		—		—	(0.00	)(B)	0.00	(B)

Total investment operations	0.00	(B)	0.00	(B)	0.00	(B)	0.02	0.02		0.00	(B)

Dividends and/or distributions to shareholders:
Net investment income	(0.00	)(B)	(0.00	)(B)	(0.00	)(B)	(0.02)	(0.02)		(0.00	)(B)

Net asset value, end of period/year	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00

Total return	0.12	%(C)	0.00%		0.29%		1.95%	1.72%		0.01%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$216,715		$197,487		$228,116		$176,468	$204,590		$178,217
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.29	%(D)	0.29%		0.37%		0.29%	0.32%		0.33%
Including waiver and/or reimbursement and recapture	0.21	%(D)(E)	0.07	%(E)	0.25	%(E)	0.29%	0.32	%(F)	0.73	%(F)
Net investment income (loss) to average net assets	0.25	%(D)	0.00	%(G)	0.25%		1.96%	1.58%		0.22%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than 0.01 or (0.01).
(C)	Not annualized.
(D)	Annualized.
(E)	Transamerica Asset Management, Inc. or any of its affiliates may voluntarily waive fees and/or reimburse expenses of the class in an effort to prevent the class’s yield from falling below zero. Any such voluntary waiver or expense reimbursement may be discontinued by Transamerica Asset Management, Inc. or its affiliates at any time. Transamerica Asset Management, Inc. is entitled to reimbursement by the class of amounts voluntarily waived and/or reimbursed during the previous 36 months so long as the reimbursement does not result in the class’s effective daily yield being negative. Any such reimbursement may result in the class’s expenses exceeding the contractual expense cap for the class. See the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information.
(F)	Amounts recaptured by Transamerica Asset Management, Inc. under the voluntary yield waiver in certain cases exceeded the expense limit under the contractual expense arrangement. These earlier recaptures were discontinued by Transamerica Asset Management, Inc. as of June 30, 2018. See the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information.
(G)	Rounds to less than 0.01% or (0.01)%.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2022 (unaudited)		December 31, 2021		December 31, 2020		December 31, 2019	December 31, 2018		December 31, 2017
Net asset value, beginning of period/year	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00

Investment operations:
Net investment income (loss) (A)	0.00	(B)	0.00	(B)	0.00	(B)	0.02	0.01		0.00	(B)
Net realized and unrealized gain (loss)	—		—		—		—	(0.00	)(B)	0.00	(B)

Total investment operations	0.00	(B)	0.00	(B)	0.00	(B)	0.02	0.01		0.00	(B)

Dividends and/or distributions to shareholders:
Net investment income	(0.00	)(B)	(0.00	)(B)	(0.00	)(B)	(0.02)	(0.01)		(0.00	)(B)

Net asset value, end of period/year	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00

Total return	0.12	%(C)	0.00%		0.25%		1.70%	0.78%		0.01%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$659,839		$552,199		$671,955		$386,123	$370,614		$328,857
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.54	%(D)	0.54%		0.62%		0.54%	0.57%		0.58%
Including waiver and/or reimbursement and recapture	0.21	%(D)(E)	0.07	%(E)	0.27	%(E)	0.54%	1.05	%(F)	0.94	%(F)
Net investment income (loss) to average net assets	0.26	%(D)	0.00	%(G)	0.17%		1.70%	0.84%		0.01%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Not annualized.
(D)	Annualized.
(E)	Transamerica Asset Management, Inc. or any of its affiliates may voluntarily waive fees and/or reimburse expenses of the class in an effort to prevent the class’s yield from falling below zero. Any such voluntary waiver or expense reimbursement may be discontinued by Transamerica Asset Management, Inc. or its affiliates at any time. Transamerica Asset Management, Inc. is entitled to reimbursement by the class of amounts voluntarily waived and/or reimbursed during the previous 36 months so long as the reimbursement does not result in the class’s effective daily yield being negative. Any such reimbursement may result in the class’s expenses exceeding the contractual expense cap for the class. See the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information.
(F)	Amounts recaptured by Transamerica Asset Management, Inc. under the voluntary yield waiver in certain cases exceeded the expense limit under the contractual expense arrangement. These earlier recaptures were discontinued by Transamerica Asset Management, Inc. as of June 30, 2018. See the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information.
(G)	Rounds to less than 0.01% or (0.01)%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock Government Money Market VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2022

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica BlackRock Government Money Market VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock Government Money Market VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

1. ORGANIZATION (continued)

period ended June 30, 2022, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2022 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock Government Money Market VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

3. INVESTMENT VALUATION (continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Portfolio values all security positions using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2022, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock Government Money Market VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2022.

Repurchase agreements at June 30, 2022, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

5. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities and other assets may go up or down, sometimes sharply and unpredictably, due to general market conditions, overall economic trends or events, inflation, changes in interest rates, government actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by wars, tariffs, trade disputes or other factors, political developments, investor sentiment, the global and domestic effects of a pandemic or other health emergency, and other factors that may or may not be related to the issuer of the security or other asset. The market prices of securities and other assets also may go down due to events or conditions that affect particular sectors, industries, issuers, or geographies. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets. If the value of the Portfolio’s securities and assets fall, the value of your investment will go down. The Portfolio may experience a substantial or complete loss on any individual security or asset.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, the imposition of economic sanctions, public health events (such as the spread of infectious disease), wars, terrorism, cybersecurity events, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. In the past decade, financial markets throughout the world have experienced increased volatility and decreased liquidity. These conditions may continue or worsen. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down. Securities markets may also be susceptible to market manipulation or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or adversely affect the value of securities traded in these markets, including the Portfolio’s securities.

The pandemic of the novel coronavirus respiratory disease designated COVID-19 has resulted in economic downturns throughout the world, severe losses, particularly to some sectors of the economy and individual issuers, and reduced liquidity of many instruments. There also have been significant disruptions to business operations, including business closures; strained healthcare systems; disruptions to supply chains and employee availability; large fluctuations in consumer demand; and widespread uncertainty regarding the duration and long-term effects of the pandemic. Economic downturns may be prolonged, and political and social instability, continued volatility and decreased liquidity in the securities markets may result. Developing or emerging market countries may be more impacted by the pandemic.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. These and other government intervention into the economy and financial markets may not work as intended. In addition, government actions to mitigate the economic impact of the pandemic have resulted in large expansion of government deficits and debt, the long-term consequences of which are not known. Rates of inflation have recently risen, which could adversely affect economies and markets. The pandemic could continue to adversely affect the value and liquidity of the Portfolio’s investments.

Europe: A number of countries in Europe have experienced severe economic and financial difficulties; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen or spread within or outside Europe. Responses to the financial problems by European governments, central banks and others may not work, may result in conflicts and social unrest and may limit future growth and economic recovery or have other unintended consequences. In January, 2020, through “Brexit,” the United Kingdom withdrew from the European Union. The ramifications of Brexit are unknown, and the implications of possible political, regulatory, economic, and market outcomes could be significant. The United

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock Government Money Market VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

5. RISK FACTORS (continued)

Kingdom has one of the largest economies in Europe and is a major trading partner with European Union countries and the United States. Brexit may create additional and substantial economic stresses for the United Kingdom, including a contraction of the United Kingdom’s economy, decreased trade, capital outflows, devaluation of the British pound, and a decrease in business and consumer spending and investment. The negative impact on not only the United Kingdom and European Union economies but also the broader global economy could be significant. A number of countries in Europe have suffered terror attacks, and additional attacks may occur in the future. Europe has also been struggling with mass migration from the Middle East, Eastern Europe and Africa. The ultimate effects of these events and other socio-political or geopolitical issues could profoundly affect global economies and markets. Whether or not the Portfolio invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of the Portfolio’s investments.

Additional Market Disruption: Russia’s invasion of Ukraine in February, 2022, the resulting responses by the United States and other countries, and the potential for wider conflict, have increased and may continue to increase volatility and uncertainty in financial markets worldwide. The United States and other countries have imposed broad-ranging economic sanctions on Russia and Russian entities and individuals, and may impose additional sanctions, including on other countries that provide military or economic support to Russia. These sanctions, among other things, restrict companies from doing business with Russia and Russian issuers, and may adversely affect companies with economic or financial exposure to Russia and Russian issuers. The extent and duration of Russia’s military actions and the repercussions of such actions are not known. The invasion may widen beyond Ukraine and may escalate, including through retaliatory actions and cyberattacks by Russia and even other countries. These events may result in further and significant market disruptions and may adversely affect regional and global economies including those of Europe and the United States. Certain industries and markets, such as those involving oil, natural gas and other commodities, as well as global supply chains, may be particularly adversely affected. Whether or not the Portfolio invests in securities of issuers located in Russia, Ukraine and adjacent countries or with significant exposure to issuers in these countries, these events could negatively affect the value and liquidity of the Portfolio’s investments.

Government money market fund risk: The Portfolio operates as a “government” money market portfolio under applicable federal regulations. The Portfolio continues to use the special pricing and valuation conventions that currently facilitate a stable share price of $1.00, although there is no guarantee that the Portfolio will be able to maintain a $1.00 share price. The Portfolio does not currently intend to avail itself of the ability to impose “liquidity fees” and/or “redemption gates” on fund redemptions, as permitted under the applicable regulations. However, the Board reserves the right, with notice to shareholders, to change this policy, thereby permitting the Portfolio to impose such fees and gates in the future.

Repurchase agreements risk: In a repurchase agreement, the Portfolio purchases securities from a broker-dealer or a bank, called the counterparty, upon the agreement of the counterparty to repurchase the securities from the Portfolio at a later date, and at a specified price. The securities purchased serve as the Portfolio’s collateral for the obligation of the counterparty to repurchase the securities. If the counterparty does not repurchase the securities, the Portfolio is entitled to sell the securities, but the Portfolio may not be able to sell them for the price at which they were purchased, thus causing a loss. If the counterparty becomes insolvent, there is some risk that the Portfolio will not have a right to the securities, or the immediate right to sell the securities.

6. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee, CCO and deferred compensation fees within the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock Government Money Market VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints	Rate
First $1 billion	0.24%
Over $1 billion up to $3 billion	0.22
Over $3 billion	0.21

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net assets. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.38%	May 1, 2023
Service Class	0.63	May 1, 2023

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2022 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

Additionally, TAM or any of its affiliates may voluntarily waive fees and/or reimburse expenses of one or more classes of the Portfolio to such level(s) as the Trust’s officers may reasonably determine from time to time in an effort to prevent the Portfolio’s yield from falling below zero. Any such voluntary waiver or expense reimbursement is in addition to any contractual expense limitation arrangements in effect from time to time and may be discontinued by TAM or its affiliates at any time. TAM is entitled to reimbursement by the applicable class(es) of the Portfolio of amounts voluntarily waived and/or reimbursed during the previous 36 months so long as the reimbursement does not result in the class’s effective daily yield being negative. Any such reimbursement may result in the class’s expenses exceeding the contractual expense cap for the class. TAM or its affiliates may request that financial intermediaries reduce or waive amounts payable to those intermediaries with respect to services rendered to the Portfolio or its shareholders, and those reductions or waivers may reduce the amounts waived and/or reimbursed by TAM under the contractual and/or voluntary waiver arrangements with respect to the Portfolio. There can be no assurance that the Portfolio will be able to prevent a negative yield.

Voluntarily waived and/or reimbursed expenses related to the maintenance of the yield are included in Expenses waived and/or reimbursed, and amounts recaptured by TAM under the voluntary yield waiver are included in Recapture of previously waived and/or reimbursed fees, in each case included in the Statement of Operations included in this shareholder report. The actual expense ratio of each class of the Portfolio, including any amounts waived and/or reimbursed and any amounts recaptured under the voluntary yield waiver, are shown in the “Ratio and supplemental data” section in the Portfolio’s Financial Highlights in this shareholder report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock Government Money Market VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

For the 36-month period ended June 30, 2022, the amounts waived by TAM due to the maintenance of the yield are as follows:

	Amounts Waived
	2019	2020	2021	2022	Total
Initial Class	$—	$245,822	$489,368	$—	$735,190
Service Class	—	743,940	1,356,271	—	2,100,211

As of June 30, 2022, the balances available for recapture by TAM due to the maintenance of the yield are as follows:

	Amounts Available
	2019	2020	2021	2022	Total
Initial Class	$—	$244,584	$489,318	$76,738	$810,640
Service Class	—	740,950	1,356,261	221,781	2,318,992

For the years ended December 31, 2020, December 31, 2021 and the period ended June 30, 2022, the amounts waived from financial intermediaries are as follows:

	Amounts Available
	2020 (A)	2021 (A)	2022 (A)	Total
Initial Class	$—	$—	$76,738	$76,738
Service Class	1,329,949	1,549,979	961,383	3,841,311

(A)	Not subject to recapture.

For the 36-month period ended June 30, 2022, the amounts waived by TAM due to the operating expense limitation are as follows:

	Amounts Waived
	2019	2020	2021	2022	Total
Initial Class	$—	$21,688	$—	$—	$21,688
Service Class	—	57,862	—	—	57,862

As of June 30, 2022, there are no amounts available for recapture by TAM due to the operating expense limitation.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2023. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock Government Money Market VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Technology Holdings, Inc (“SS&C”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C related to applicable sub-transfer agency services. For the period ended June 30, 2022, (i) the expenses paid to SS&C by the Portfolio are referred to as Transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C by the Portfolio are referred to as Transfer agent costs within the Statement of Assets and Liabilities.

Deferred compensation plan: Effective September 23, 2021, the Board has approved the termination of the deferred compensation plan. Payments will be made to applicable current and former Board members consistent with Section 409A of the Code. Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2022, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2022.

7. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2022, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 875,912,117	$ —	$ —	$ —

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock Government Money Market VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 15-16, 2022, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica BlackRock Government Money Market VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and BlackRock Investment Management, LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2023.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable mutual funds, as prepared by Broadridge, for various

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock Government Money Market VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

trailing periods ended December 31, 2021. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds, and further noted the relatively close spread in performance among the money market funds in the peer universe over certain periods.

The Board noted that the performance of Service Class Shares of the Portfolio was in line with the median for its peer universe for the past 3-year period and below the median for the past 1-, 3- and 5-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on November 1, 2018 pursuant to its current investment strategies. The Trustees noted that the Portfolio transitioned from a “prime” money market portfolio to a “government” money market portfolio on May 1, 2016.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were in line with the median for its peer group and above the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock Government Money Market VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio and that TAM believes the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock iShares Active Asset Allocation – Conservative VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2022, and held for the entire six-month period until June 30, 2022.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period (B)	Ending Account Value June 30, 2022	Expenses Paid During Period (B)	Net Annualized Expense Ratio (C)
Initial Class	$1,000.00	$863.30	$2.26	$1,022.40	$2.46	0.49%
Service Class	1,000.00	862.40	3.42	1,021.10	3.71	0.74

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Net annualized expense ratios, as disclosed in the table, do not include the expenses of the underlying investments in which the Portfolio invests. The net annualized expense ratios, as stated in the fee table of the Portfolio’s Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2022

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Funds	77.6%
U.S. Equity Funds	10.7
International Equity Funds	9.6
Other Investment Company	6.1
Repurchase Agreement	2.0
Net Other Assets (Liabilities)	(6.0)
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock iShares Active Asset Allocation – Conservative VP

SCHEDULE OF INVESTMENTS

At June 30, 2022

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 97.9%
International Equity Funds - 9.6%
iShares Core MSCI EAFE ETF	142,186	$8,367,646
iShares MSCI EAFE ETF (A)	63,584	3,973,364
iShares MSCI Eurozone ETF (A)	55,541	2,018,915
iShares MSCI Japan ETF (A)	145,743	7,699,603
iShares MSCI UK ETF (A)	102,695	3,076,742

		25,136,270

U.S. Equity Funds - 10.7%
iShares Core S&P 500 ETF	46,962	17,805,147
iShares Russell 2000 ETF (A)	60,350	10,220,876

		28,026,023

U.S. Fixed Income Funds - 77.6%
iShares 7-10 Year Treasury Bond ETF (A)	236,872	24,232,006
iShares Core U.S. Aggregate Bond ETF	911,492	92,680,506
iShares iBoxx $ Investment Grade Corporate Bond ETF	116,498	12,818,275
iShares Short Treasury Bond ETF	488,149	53,745,205
iShares US Treasury Bond ETF	771,868	18,447,645

		201,923,637

Total Exchange-Traded Funds (Cost $283,806,231)		255,085,930

	Shares	Value
OTHER INVESTMENT COMPANY - 6.1%
Securities Lending Collateral - 6.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.54% (B)	15,807,695	$ 15,807,695

Total Other Investment Company (Cost $15,807,695)		15,807,695

	Principal	Value
REPURCHASE AGREEMENT - 2.0%
Fixed Income Clearing Corp., 0.35% (B), dated 06/30/2022, to be repurchased at $5,092,636 on 07/01/2022. Collateralized by a U.S. Government Obligation, 3.00%, due 06/30/2024, and with a value of $5,194,511.	$5,092,587	5,092,587

Total Repurchase Agreement (Cost $5,092,587)		5,092,587

Total Investments (Cost $304,706,513)		275,986,212
Net Other Assets (Liabilities) - (6.0)%		(15,701,141)

Net Assets - 100.0%		$260,285,071

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$255,085,930	$—	$—	$255,085,930
Other Investment Company	15,807,695	—	—	15,807,695
Repurchase Agreement	—	5,092,587	—	5,092,587

Total Investments	$270,893,625	$5,092,587	$—	$275,986,212

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $32,348,884, collateralized by cash collateral of $15,807,695 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $17,234,683. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at June 30, 2022.
(C)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2022. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock iShares Active Asset Allocation – Conservative VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2022

(unaudited)

Assets:
Unaffiliated investments, at value (cost $299,613,926) (including securities loaned of $32,348,884)	$270,893,625
Repurchase agreement, at value (cost $5,092,587)	5,092,587
Receivables and other assets:
Investments sold	2,012,959
Net income from securities lending	30,422
Shares of beneficial interest sold	943
Interest	50
Prepaid expenses	1,139

Total assets	278,031,725

Liabilities:
Cash collateral received upon return of:
Securities on loan	15,807,695
Payables and other liabilities:
Investments purchased	1,674,238
Shares of beneficial interest redeemed	58,928
Investment management fees	97,100
Distribution and service fees	53,347
Transfer agent costs	669
Trustees, CCO and deferred compensation fees	4,136
Audit and tax fees	9,891
Custody fees	1,077
Legal fees	2,394
Printing and shareholder reports fees	30,294
Other accrued expenses	6,885

Total liabilities	17,746,654

Net assets	$260,285,071

Net assets consist of:
Capital stock ($0.01 par value)	$262,838
Additional paid-in capital	263,127,897
Total distributable earnings (accumulated losses)	(3,105,664)

Net assets	$260,285,071

Net assets by class:
Initial Class	$4,079,848
Service Class	256,205,223

Shares outstanding:
Initial Class	408,695
Service Class	25,875,087

Net asset value and offering price per share:
Initial Class	$9.98
Service Class	9.90

STATEMENT OF OPERATIONS

For the period ended June 30, 2022

(unaudited)

Investment Income:
Dividend income from unaffiliated investments	$2,094,851
Interest income from unaffiliated investments	825
Net income from securities lending	122,547

Total investment income	2,218,223

Expenses:
Investment management fees	721,303
Distribution and service fees:
Service Class	355,021
Transfer agent costs	1,679
Trustees, CCO and deferred compensation fees	5,180
Audit and tax fees	10,101
Custody fees	2,488
Legal fees	8,905
Printing and shareholder reports fees	11,322
Other	14,972

Total expenses before waiver and/or reimbursement and recapture	1,130,971

Expenses waived and/or reimbursed:
Initial Class	(1,157)
Service Class	(72,954)

Net expenses	1,056,860

Net investment income (loss)	1,161,363

Net realized gain (loss) on:
Unaffiliated investments	(14,176,925)

Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(30,633,841)

Net realized and change in unrealized gain (loss)	(44,810,766)

Net increase (decrease) in net assets resulting from operations	$(43,649,403)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock iShares Active Asset Allocation – Conservative VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2022 (unaudited)	December 31, 2021
From operations:
Net investment income (loss)	$1,161,363	$3,475,100
Net realized gain (loss)	(14,176,925)	39,266,774
Net change in unrealized appreciation (depreciation)	(30,633,841)	(23,836,014)

Net increase (decrease) in net assets resulting from operations	(43,649,403)	18,905,860

Dividends and/or distributions to shareholders:
Initial Class	—	(143,694)
Service Class	—	(8,754,826)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(8,898,520)

Capital share transactions:
Proceeds from shares sold:
Initial Class	256,783	713,386
Service Class	5,754,694	4,250,724

	6,011,477	4,964,110

Dividends and/or distributions reinvested:
Initial Class	—	143,694
Service Class	—	8,754,826

	—	8,898,520

Cost of shares redeemed:
Initial Class	(550,080)	(582,983)
Service Class	(26,448,517)	(46,719,318)

	(26,998,597)	(47,302,301)

Net increase (decrease) in net assets resulting from capital share transactions	(20,987,120)	(33,439,671)

Net increase (decrease) in net assets	(64,636,523)	(23,432,331)

Net assets:
Beginning of period/year	324,921,594	348,353,925

End of period/year	$260,285,071	$324,921,594

Capital share transactions - shares:
Shares issued:
Initial Class	24,203	62,404
Service Class	537,059	376,727

	561,262	439,131

Shares reinvested:
Initial Class	—	12,506
Service Class	—	766,622

	—	779,128

Shares redeemed:
Initial Class	(51,817)	(51,079)
Service Class	(2,514,809)	(4,112,710)

	(2,566,626)	(4,163,789)

Net increase (decrease) in shares outstanding:
Initial Class	(27,614)	23,831
Service Class	(1,977,750)	(2,969,361)

	(2,005,364)	(2,945,530)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock iShares Active Asset Allocation – Conservative VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2022 (unaudited)		December 31, 2021		December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017
Net asset value, beginning of period/year	$11.56		$11.23		$10.89	$10.82	$11.32	$10.32

Investment operations:
Net investment income (loss) (A)	0.06		0.15		0.14	0.23	0.23	0.19
Net realized and unrealized gain (loss)	(1.64)		0.52		0.60	0.97	(0.52)	1.03

Total investment operations	(1.58)		0.67		0.74	1.20	(0.29)	1.22

Dividends and/or distributions to shareholders:
Net investment income	—		(0.16)		(0.24)	(0.26)	(0.21)	(0.22)
Net realized gains	—		(0.18)		(0.16)	(0.87)	—	—

Total dividends and/or distributions to shareholders	—		(0.34)		(0.40)	(1.13)	(0.21)	(0.22)

Net asset value, end of period/year	$9.98		$11.56		$11.23	$10.89	$10.82	$11.32

Total return	(13.67	)%(B)	5.98%		6.99%	11.47%	(2.61)%	11.92%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$4,080		$5,046		$4,631	$4,481	$4,195	$4,218
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.54	%(D)	0.58%		0.59%	0.59%	0.58%	0.58%
Including waiver and/or reimbursement and recapture	0.49	%(D)(E)	0.57	%(E)	0.59%	0.59%	0.58%	0.58%
Net investment income (loss) to average net assets	1.05	%(D)	1.31%		1.31%	2.06%	2.07%	1.73%
Portfolio turnover rate	104	%(B)	146%		82%	151%	135%	3%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Portfolio invests.
(D)	Annualized.
(E)	TAM has contractually agreed, through May 1, 2023, to waive from its management fees an amount equal to the sub-advisory fee waiver by the Portfolio’s sub-adviser. These amounts are not subject to recapture by TAM.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2022 (unaudited)		December 31, 2021		December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017
Net asset value, beginning of period/year	$11.48		$11.15		$10.82	$10.75	$11.25	$10.25

Investment operations:
Net investment income (loss) (A)	0.04		0.12		0.11	0.20	0.20	0.16
Net realized and unrealized gain (loss)	(1.62)		0.52		0.59	0.97	(0.52)	1.03

Total investment operations	(1.58)		0.64		0.70	1.17	(0.32)	1.19

Dividends and/or distributions to shareholders:
Net investment income	—		(0.13)		(0.21)	(0.23)	(0.18)	(0.19)
Net realized gains	—		(0.18)		(0.16)	(0.87)	—	—

Total dividends and/or distributions to shareholders	—		(0.31)		(0.37)	(1.10)	(0.18)	(0.19)

Net asset value, end of period/year	$9.90		$11.48		$11.15	$10.82	$10.75	$11.25

Total return	(13.76	)%(B)	5.74%		6.65%	11.23%	(2.89)%	11.70%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$256,205		$319,876		$343,723	$366,838	$374,831	$444,820
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.79	%(D)	0.83%		0.84%	0.84%	0.83%	0.83%
Including waiver and/or reimbursement and recapture	0.74	%(D)(E)	0.82	%(E)	0.84%	0.84%	0.83%	0.83%
Net investment income (loss) to average net assets	0.80	%(D)	1.03%		1.04%	1.80%	1.78%	1.47%
Portfolio turnover rate	104	%(B)	146%		82%	151%	135%	3%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Portfolio invests.
(D)	Annualized.
(E)	TAM has contractually agreed, through May 1, 2023, to waive from its management fees an amount equal to the sub-advisory fee waiver by the Portfolio’s sub-adviser. These amounts are not subject to recapture by TAM.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock iShares Active Asset Allocation – Conservative VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2022

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica BlackRock iShares Active Asset Allocation – Conservative VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock iShares Active Asset Allocation – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

1. ORGANIZATION (continued)

space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2022, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock iShares Active Asset Allocation – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

3. INVESTMENT VALUATION (continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2022, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2022.

Repurchase agreements at June 30, 2022, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock iShares Active Asset Allocation – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2022, if any, are shown on a gross basis within the Schedule of Investments.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2022.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Exchange-Traded Funds	$15,807,695	$—	$—	$—	$15,807,695
Total Borrowings	$15,807,695	$—	$—	$—	$15,807,695

5. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities and other assets may go up or down, sometimes sharply and unpredictably, due to general market conditions, overall economic trends or events, inflation, changes in interest rates, government actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by wars, tariffs, trade disputes or other factors, political developments, investor sentiment, the global and domestic effects of a pandemic or other health emergency, and other factors that may or may not be related to the issuer of the security or other asset. The market prices of securities and other assets also may go down due to events or conditions that affect particular sectors, industries, issuers, or geographies. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets. If the value of the Portfolio’s securities and assets fall, the value of your investment will go down. The Portfolio may experience a substantial or complete loss on any individual security or asset.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, the imposition of economic sanctions, public health events (such as the spread of infectious disease), wars, terrorism, cybersecurity events, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. In the past decade, financial markets throughout the world have experienced increased volatility and decreased liquidity. These conditions may continue or worsen. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down. Securities markets may also be susceptible to market manipulation or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or adversely affect the value of securities traded in these markets, including the Portfolio’s securities.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock iShares Active Asset Allocation – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

5. RISK FACTORS (continued)

The pandemic of the novel coronavirus respiratory disease designated COVID-19 has resulted in economic downturns throughout the world, severe losses, particularly to some sectors of the economy and individual issuers, and reduced liquidity of many instruments. There also have been significant disruptions to business operations, including business closures; strained healthcare systems; disruptions to supply chains and employee availability; large fluctuations in consumer demand; and widespread uncertainty regarding the duration and long-term effects of the pandemic. Economic downturns may be prolonged, and political and social instability, continued volatility and decreased liquidity in the securities markets may result. Developing or emerging market countries may be more impacted by the pandemic.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. These and other government intervention into the economy and financial markets may not work as intended. In addition, government actions to mitigate the economic impact of the pandemic have resulted in large expansion of government deficits and debt, the long-term consequences of which are not known. Rates of inflation have recently risen, which could adversely affect economies and markets. The pandemic could continue to adversely affect the value and liquidity of the Portfolio’s investments.

Europe: A number of countries in Europe have experienced severe economic and financial difficulties; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen or spread within or outside Europe. Responses to the financial problems by European governments, central banks and others may not work, may result in conflicts and social unrest and may limit future growth and economic recovery or have other unintended consequences. In January, 2020, through “Brexit,” the United Kingdom withdrew from the European Union. The ramifications of Brexit are unknown, and the implications of possible political, regulatory, economic, and market outcomes could be significant. The United Kingdom has one of the largest economies in Europe and is a major trading partner with European Union countries and the United States. Brexit may create additional and substantial economic stresses for the United Kingdom, including a contraction of the United Kingdom’s economy, decreased trade, capital outflows, devaluation of the British pound, and a decrease in business and consumer spending and investment. The negative impact on not only the United Kingdom and European Union economies but also the broader global economy could be significant. A number of countries in Europe have suffered terror attacks, and additional attacks may occur in the future. Europe has also been struggling with mass migration from the Middle East, Eastern Europe and Africa. The ultimate effects of these events and other socio-political or geopolitical issues could profoundly affect global economies and markets. Whether or not the Portfolio invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of the Portfolio’s investments.

Additional Market Disruption: Russia’s invasion of Ukraine in February, 2022, the resulting responses by the United States and other countries, and the potential for wider conflict, have increased and may continue to increase volatility and uncertainty in financial markets worldwide. The United States and other countries have imposed broad-ranging economic sanctions on Russia and Russian entities and individuals, and may impose additional sanctions, including on other countries that provide military or economic support to Russia. These sanctions, among other things, restrict companies from doing business with Russia and Russian issuers, and may adversely affect companies with economic or financial exposure to Russia and Russian issuers. The extent and duration of Russia’s military actions and the repercussions of such actions are not known. The invasion may widen beyond Ukraine and may escalate, including through retaliatory actions and cyberattacks by Russia and even other countries. These events may result in further and significant market disruptions and may adversely affect regional and global economies including those of Europe and the United States. Certain industries and markets, such as those involving oil, natural gas and other commodities, as well as global supply chains, may be particularly adversely affected. Whether or not the Portfolio invests in securities of issuers located in Russia, Ukraine and adjacent countries or with significant exposure to issuers in these countries, these events could negatively affect the value and liquidity of the Portfolio’s investments.

Asset allocation risk: The Portfolio’s investment performance is significantly impacted by the Portfolio’s asset allocation and reallocation from time to time. The sub-adviser’s decisions whether and when to tactically overweight or underweight asset classes, create and apply formulas for de-risking or ending de-risking and select a mix of underlying portfolios may not produce the desired results. These actions may be unsuccessful in maximizing return and/or avoiding investment losses. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying portfolio or other issuer is incorrect. The sub-adviser may favor an asset class that performs poorly relative to other asset classes. The available underlying portfolios selected by the sub-adviser may underperform the market or similar portfolios.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock iShares Active Asset Allocation – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

5. RISK FACTORS (continued)

Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Portfolio falls, the value of your investment will go down. The Portfolio may lose its entire investment in the fixed-income securities of an issuer.

6. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee, CCO and deferred compensation fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints (A)	Rate
First $500 million	0.5000%
Over $500 million up to $1 billion	0.4900
Over $1 billion up to $2.5 billion	0.4725
Over $2.5 billion up to $3.5 billion	0.4650
Over $3.5 billion up to $4.5 billion	0.4525
Over $4.5 billion	0.4400

(A)	TAM has contractually agreed, through May 1, 2023, to waive from its management fees an amount equal to the sub-advisory fee waiver by the Portfolio’s sub-adviser. These amounts are not subject to recapture by TAM.

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net assets. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.55%	May 1, 2023
Service Class	0.80	May 1, 2023

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock iShares Active Asset Allocation – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2022 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2022, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2023. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Technology Holdings, Inc (“SS&C”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C related to applicable sub-transfer agency services. For the period ended June 30, 2022, (i) the expenses paid to SS&C by the Portfolio are referred to as Transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C by the Portfolio are referred to as Transfer agent costs within the Statement of Assets and Liabilities.

Deferred compensation plan: Effective September 23, 2021, the Board has approved the termination of the deferred compensation plan. Payments will be made to applicable current and former Board members consistent with Section 409A of the Code. Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2022, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2022.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock iShares Active Asset Allocation – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

7. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2022, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities	Sales of Securities
$299,742,176	$321,609,707

8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2022, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$304,706,513	$—	$(28,720,301)	$(28,720,301)

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock iShares Active Asset Allocation – Conservative VP

(formerly Transamerica QS Investors Active Asset Allocation – Conservative VP)

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 15-16, 2022, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica BlackRock iShares Active Asset Allocation – Conservative VP (formerly Transamerica QS Investors Active Asset Allocation – Conservative VP) (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and BlackRock Investment Management, LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2023.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock iShares Active Asset Allocation – Conservative VP

(formerly Transamerica QS Investors Active Asset Allocation – Conservative VP)

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2021. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was in line with the median for its peer universe for the past 1-year period and below the median for the past 3-, 5- and 10-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was below its composite benchmark for the past 1-, 3-, 5- and 10-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on November 1, 2021 pursuant to its current investment strategies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the median for its peer group and in line with the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders. The Trustees noted that they had previously approved a reduction to the Portfolio’s management fee schedule, which took effect on November 1, 2021 and was not fully reflected in the comparative data.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock iShares Active Asset Allocation – Conservative VP

(formerly Transamerica QS Investors Active Asset Allocation – Conservative VP)

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio and that TAM believes the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock iShares Active Asset Allocation – Moderate Growth VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2022, and held for the entire six-month period until June 30, 2022.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period (B)	Ending Account Value June 30, 2022	Expenses Paid During Period (B)	Net Annualized Expense Ratio (C)
Initial Class	$1,000.00	$817.70	$2.16	$1,022.40	$2.41	0.48%
Service Class	1,000.00	817.20	3.29	1,021.20	3.66	0.73

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Net annualized expense ratios, as disclosed in the table, do not include the expenses of the underlying investments in which the Portfolio invests. The net annualized expense ratios, as stated in the fee table of the Portfolio’s Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2022

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Funds	57.4%
U.S. Equity Funds	28.1
International Equity Funds	15.3
Other Investment Company	3.6
Repurchase Agreement	0.7
Net Other Assets (Liabilities)	(5.1)
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock iShares Active Asset Allocation – Moderate Growth VP

SCHEDULE OF INVESTMENTS

At June 30, 2022

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 100.8%
International Equity Funds - 15.3%
iShares Core MSCI EAFE ETF	172,429	$ 10,147,446
iShares MSCI EAFE ETF (A)	430,467	26,899,883
iShares MSCI Eurozone ETF	79,425	2,887,099
iShares MSCI Japan ETF (A)	213,266	11,266,843
iShares MSCI UK ETF (A)	150,725	4,515,721

		55,716,992

U.S. Equity Funds - 28.1%
iShares Core S&P 500 ETF	200,065	75,852,533
iShares Russell 2000 ETF (A)	154,651	26,191,693

		102,044,226

U.S. Fixed Income Funds - 57.4%
iShares 7-10 Year Treasury Bond ETF	50,764	5,193,157
iShares Core U.S. Aggregate Bond ETF	552,603	56,188,673
iShares iBoxx $ Investment Grade Corporate Bond ETF (A)	73,482	8,085,224
iShares Short Treasury Bond ETF	1,165,995	128,376,050
iShares US Treasury Bond ETF	446,172	10,663,511

		208,506,615

Total Exchange-Traded Funds (Cost $395,357,758)		366,267,833

	Shares	Value
OTHER INVESTMENT COMPANY - 3.6%
Securities Lending Collateral - 3.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.54% (B)	13,248,905	$ 13,248,905

Total Other Investment Company (Cost $13,248,905)		13,248,905

	Principal	Value
REPURCHASE AGREEMENT - 0.7%
Fixed Income Clearing Corp., 0.35% (B), dated 06/30/2022, to be repurchased at $2,635,603 on 07/01/2022. Collateralized by a U.S. Government Obligation, 3.00%, due 06/30/2024, and with a value of $2,688,356.	$ 2,635,577	2,635,577

Total Repurchase Agreement (Cost $2,635,577)		2,635,577

Total Investments (Cost $411,242,240)		382,152,315
Net Other Assets (Liabilities) - (5.1)%		(18,689,959)

Net Assets - 100.0%		$ 363,462,356

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$366,267,833	$—	$—	$366,267,833
Other Investment Company	13,248,905	—	—	13,248,905
Repurchase Agreement	—	2,635,577	—	2,635,577

Total Investments	$379,516,738	$2,635,577	$—	$382,152,315

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $58,529,777, collateralized by cash collateral of $13,248,905 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $46,470,950. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at June 30, 2022.
(C)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2022. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock iShares Active Asset Allocation – Moderate Growth VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2022

(unaudited)

Assets:
Unaffiliated investments, at value (cost $408,606,663) (including securities loaned of $58,529,777)	$379,516,738
Repurchase agreement, at value (cost $2,635,577)	2,635,577
Receivables and other assets:
Investments sold	8,673,140
Net income from securities lending	39,271
Shares of beneficial interest sold	6,129
Interest	26
Prepaid expenses	1,680

Total assets	390,872,561

Liabilities:
Cash collateral received upon return of:
Securities on loan	13,248,905
Payables and other liabilities:
Investments purchased	7,859,985
Shares of beneficial interest redeemed	6,000,437
Investment management fees	140,164
Distribution and service fees	73,584
Transfer agent costs	983
Trustees, CCO and deferred compensation fees	6,539
Audit and tax fees	10,731
Custody fees	2,000
Legal fees	3,569
Printing and shareholder reports fees	54,410
Other accrued expenses	8,898

Total liabilities	27,410,205

Net assets	$363,462,356

Net assets consist of:
Capital stock ($0.01 par value)	$385,382
Additional paid-in capital	424,691,799
Total distributable earnings (accumulated losses)	(61,614,825)

Net assets	$363,462,356

Net assets by class:
Initial Class	$21,818,495
Service Class	341,643,861

Shares outstanding:
Initial Class	2,294,058
Service Class	36,244,093

Net asset value and offering price per share:
Initial Class	$9.51
Service Class	9.43

STATEMENT OF OPERATIONS

For the period ended June 30, 2022

(unaudited)

Investment Income:
Dividend income from unaffiliated investments	$3,697,280
Interest income from unaffiliated investments	283
Net income from securities lending	202,745

Total investment income	3,900,308

Expenses:
Investment management fees	1,059,625
Distribution and service fees:
Service Class	499,213
Transfer agent costs	2,476
Trustees, CCO and deferred compensation fees	7,649
Audit and tax fees	11,034
Custody fees	3,734
Legal fees	13,154
Printing and shareholder reports fees	18,776
Other	17,803

Total expenses before waiver and/or reimbursement and recapture	1,633,464

Expenses waived and/or reimbursed:
Initial Class	(6,290)
Service Class	(102,572)

Net expenses	1,524,602

Net investment income (loss)	2,375,706

Net realized gain (loss) on:
Unaffiliated investments	(56,488,568)

Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(32,004,497)

Net realized and change in unrealized gain (loss)	(88,493,065)

Net increase (decrease) in net assets resulting from operations	$(86,117,359)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock iShares Active Asset Allocation – Moderate Growth VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2022 (unaudited)	December 31, 2021
From operations:
Net investment income (loss)	$2,375,706	$5,071,667
Net realized gain (loss)	(56,488,568)	53,938,722
Net change in unrealized appreciation (depreciation)	(32,004,497)	(22,570,235)

Net increase (decrease) in net assets resulting from operations	(86,117,359)	36,440,154

Dividends and/or distributions to shareholders:
Initial Class	—	(212,216)
Service Class	—	(2,507,563)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(2,719,779)

Capital share transactions:
Proceeds from shares sold:
Initial Class	578,576	959,540
Service Class	1,842,393	3,309,084

	2,420,969	4,268,624

Dividends and/or distributions reinvested:
Initial Class	—	212,216
Service Class	—	2,507,563

	—	2,719,779

Cost of shares redeemed:
Initial Class	(1,114,614)	(1,866,478)
Service Class	(35,643,137)	(70,369,563)

	(36,757,751)	(72,236,041)

Net increase (decrease) in net assets resulting from capital share transactions	(34,336,782)	(65,247,638)

Net increase (decrease) in net assets	(120,454,141)	(31,527,263)

Net assets:
Beginning of period/year	483,916,497	515,443,760

End of period/year	$363,462,356	$483,916,497

Capital share transactions - shares:
Shares issued:
Initial Class	54,114	86,034
Service Class	173,343	299,760

	227,457	385,794

Shares reinvested:
Initial Class	—	18,632
Service Class	—	221,516

	—	240,148

Shares redeemed:
Initial Class	(107,240)	(167,192)
Service Class	(3,490,149)	(6,348,478)

	(3,597,389)	(6,515,670)

Net increase (decrease) in shares outstanding:
Initial Class	(53,126)	(62,526)
Service Class	(3,316,806)	(5,827,202)

	(3,369,932)	(5,889,728)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock iShares Active Asset Allocation – Moderate Growth VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2022 (unaudited)		December 31, 2021		December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017
Net asset value, beginning of period/year	$11.63		$10.86		$11.54	$11.32	$12.19	$10.27

Investment operations:
Net investment income (loss) (A)	0.07		0.14		0.08	0.21	0.21	0.18
Net realized and unrealized gain (loss)	(2.19)		0.72		(0.31)	1.05	(0.89)	1.91

Total investment operations	(2.12)		0.86		(0.23)	1.26	(0.68)	2.09

Dividends and/or distributions to shareholders:
Net investment income	—		(0.09)		(0.23)	(0.24)	(0.19)	(0.17)
Net realized gains	—		—		(0.22)	(0.80)	—	—

Total dividends and/or distributions to shareholders	—		(0.09)		(0.45)	(1.04)	(0.19)	(0.17)

Net asset value, end of period/year	$9.51		$11.63		$10.86	$11.54	$11.32	$12.19

Total return	(18.23	)%(B)	7.94%		(1.85)%	11.59%	(5.67)%	20.55%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$21,818		$27,300		$26,178	$28,494	$27,579	$31,642
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.54	%(D)	0.58%		0.58%	0.58%	0.57%	0.57%
Including waiver and/or reimbursement and recapture	0.48	%(D)(E)	0.57	%(E)	0.58%	0.58%	0.57%	0.57%
Net investment income (loss) to average net assets	1.39	%(D)	1.29%		0.79%	1.79%	1.72%	1.57%
Portfolio turnover rate	135	%(B)	268%		105%	205%	323%	23%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Portfolio invests.
(D)	Annualized.
(E)	TAM has contractually agreed, through May 1, 2023, to waive from its management fees an amount equal to the sub-advisory fee waiver by the Portfolio’s sub-adviser. These amounts are not subject to recapture by TAM.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2022 (unaudited)		December 31, 2021		December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017
Net asset value, beginning of period/year	$11.54		$10.78		$11.45	$11.23	$12.10	$10.19

Investment operations:
Net investment income (loss) (A)	0.06		0.11		0.06	0.18	0.17	0.15
Net realized and unrealized gain (loss)	(2.17)		0.71		(0.31)	1.04	(0.88)	1.91

Total investment operations	(2.11)		0.82		(0.25)	1.22	(0.71)	2.06

Dividends and/or distributions to shareholders:
Net investment income	—		(0.06)		(0.20)	(0.20)	(0.16)	(0.15)
Net realized gains	—		—		(0.22)	(0.80)	—	—

Total dividends and/or distributions to shareholders	—		(0.06)		(0.42)	(1.00)	(0.16)	(0.15)

Net asset value, end of period/year	$9.43		$11.54		$10.78	$11.45	$11.23	$12.10

Total return	(18.28	)%(B)	7.62%		(2.08)%	11.36%	(5.95)%	20.30%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$341,644		$456,616		$489,266	$574,986	$593,734	$713,059
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.79	%(D)	0.83%		0.83%	0.83%	0.82%	0.82%
Including waiver and/or reimbursement and recapture	0.73	%(D)(E)	0.82	%(E)	0.83%	0.83%	0.82%	0.82%
Net investment income (loss) to average net assets	1.10	%(D)	1.00%		0.53%	1.54%	1.45%	1.31%
Portfolio turnover rate	135	%(B)	268%		105%	205%	323%	23%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Portfolio invests.
(D)	Annualized.
(E)	TAM has contractually agreed, through May 1, 2023, to waive from its management fees an amount equal to the sub-advisory fee waiver by the Portfolio’s sub-adviser. These amounts are not subject to recapture by TAM.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock iShares Active Asset Allocation – Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2022

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica BlackRock iShares Active Asset Allocation – Moderate Growth VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock iShares Active Asset Allocation – Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

1. ORGANIZATION (continued)

space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2022, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock iShares Active Asset Allocation – Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

3. INVESTMENT VALUATION (continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2022, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2022.

Repurchase agreements at June 30, 2022, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock iShares Active Asset Allocation – Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2022, if any, are shown on a gross basis within the Schedule of Investments.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2022.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Exchange-Traded Funds	$13,248,905	$—	$—	$—	$13,248,905
Total Borrowings	$13,248,905	$—	$—	$—	$13,248,905

5. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities and other assets may go up or down, sometimes sharply and unpredictably, due to general market conditions, overall economic trends or events, inflation, changes in interest rates, government actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by wars, tariffs, trade disputes or other factors, political developments, investor sentiment, the global and domestic effects of a pandemic or other health emergency, and other factors that may or may not be related to the issuer of the security or other asset. The market prices of securities and other assets also may go down due to events or conditions that affect particular sectors, industries, issuers, or geographies. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets. If the value of the Portfolio’s securities and assets fall, the value of your investment will go down. The Portfolio may experience a substantial or complete loss on any individual security or asset.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, the imposition of economic sanctions, public health events (such as the spread of infectious disease), wars, terrorism, cybersecurity events, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. In the past decade, financial markets throughout the world have experienced increased volatility and decreased liquidity. These conditions may continue or worsen. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down. Securities markets may also be susceptible to market manipulation or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or adversely affect the value of securities traded in these markets, including the Portfolio’s securities.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock iShares Active Asset Allocation – Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

5. RISK FACTORS (continued)

The pandemic of the novel coronavirus respiratory disease designated COVID-19 has resulted in economic downturns throughout the world, severe losses, particularly to some sectors of the economy and individual issuers, and reduced liquidity of many instruments. There also have been significant disruptions to business operations, including business closures; strained healthcare systems; disruptions to supply chains and employee availability; large fluctuations in consumer demand; and widespread uncertainty regarding the duration and long-term effects of the pandemic. Economic downturns may be prolonged, and political and social instability, continued volatility and decreased liquidity in the securities markets may result. Developing or emerging market countries may be more impacted by the pandemic.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. These and other government intervention into the economy and financial markets may not work as intended. In addition, government actions to mitigate the economic impact of the pandemic have resulted in large expansion of government deficits and debt, the long-term consequences of which are not known. Rates of inflation have recently risen, which could adversely affect economies and markets. The pandemic could continue to adversely affect the value and liquidity of the Portfolio’s investments.

Europe: A number of countries in Europe have experienced severe economic and financial difficulties; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen or spread within or outside Europe. Responses to the financial problems by European governments, central banks and others may not work, may result in conflicts and social unrest and may limit future growth and economic recovery or have other unintended consequences. In January, 2020, through “Brexit,” the United Kingdom withdrew from the European Union. The ramifications of Brexit are unknown, and the implications of possible political, regulatory, economic, and market outcomes could be significant. The United Kingdom has one of the largest economies in Europe and is a major trading partner with European Union countries and the United States. Brexit may create additional and substantial economic stresses for the United Kingdom, including a contraction of the United Kingdom’s economy, decreased trade, capital outflows, devaluation of the British pound, and a decrease in business and consumer spending and investment. The negative impact on not only the United Kingdom and European Union economies but also the broader global economy could be significant. A number of countries in Europe have suffered terror attacks, and additional attacks may occur in the future. Europe has also been struggling with mass migration from the Middle East, Eastern Europe and Africa. The ultimate effects of these events and other socio-political or geopolitical issues could profoundly affect global economies and markets. Whether or not the Portfolio invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of the Portfolio’s investments.

Additional Market Disruption: Russia’s invasion of Ukraine in February, 2022, the resulting responses by the United States and other countries, and the potential for wider conflict, have increased and may continue to increase volatility and uncertainty in financial markets worldwide. The United States and other countries have imposed broad-ranging economic sanctions on Russia and Russian entities and individuals, and may impose additional sanctions, including on other countries that provide military or economic support to Russia. These sanctions, among other things, restrict companies from doing business with Russia and Russian issuers, and may adversely affect companies with economic or financial exposure to Russia and Russian issuers. The extent and duration of Russia’s military actions and the repercussions of such actions are not known. The invasion may widen beyond Ukraine and may escalate, including through retaliatory actions and cyberattacks by Russia and even other countries. These events may result in further and significant market disruptions and may adversely affect regional and global economies including those of Europe and the United States. Certain industries and markets, such as those involving oil, natural gas and other commodities, as well as global supply chains, may be particularly adversely affected. Whether or not the Portfolio invests in securities of issuers located in Russia, Ukraine and adjacent countries or with significant exposure to issuers in these countries, these events could negatively affect the value and liquidity of the Portfolio’s investments.

Asset allocation risk: The Portfolio’s investment performance is significantly impacted by the Portfolio’s asset allocation and reallocation from time to time. The sub-adviser’s decisions whether and when to tactically overweight or underweight asset classes, create and apply formulas for de-risking or ending de-risking and select a mix of underlying portfolios may not produce the desired results. These actions may be unsuccessful in maximizing return and/or avoiding investment losses. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying portfolio or other issuer is incorrect. The sub-adviser may favor an asset class that performs poorly relative to other asset classes. The available underlying portfolios selected by the sub-adviser may underperform the market or similar portfolios.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock iShares Active Asset Allocation – Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

5. RISK FACTORS (continued)

Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The value of equity securities fluctuates based on real or perceived changes in a company’s financial condition, factors affecting a particular industry or industries, and overall market, economic and political conditions. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.

6. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee, CCO and deferred compensation fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints (A)	Rate
First $500 million	0.5000%
Over $500 million up to $1 billion	0.4900
Over $1 billion up to $2.5 billion	0.4725
Over $2.5 billion up to $3.5 billion	0.4650
Over $3.5 billion up to $4.5 billion	0.4525
Over $4.5 billion	0.4400

(A)	TAM has contractually agreed, through May 1, 2023, to waive from its management fees an amount equal to the sub-advisory fee waiver by the Portfolio’s sub-adviser. These amounts are not subject to recapture by TAM.

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net assets. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.55%	May 1, 2023
Service Class	0.80	May 1, 2023

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock iShares Active Asset Allocation – Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2022 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2022, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2023. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Technology Holdings, Inc (“SS&C”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C related to applicable sub-transfer agency services. For the period ended June 30, 2022, (i) the expenses paid to SS&C by the Portfolio are referred to as Transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C by the Portfolio are referred to as Transfer agent costs within the Statement of Assets and Liabilities.

Deferred compensation plan: Effective September 23, 2021, the Board has approved the termination of the deferred compensation plan. Payments will be made to applicable current and former Board members consistent with Section 409A of the Code. Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2022, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock iShares Active Asset Allocation – Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2022.

7. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2022, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities	Sales of Securities
$ 576,828,921	$ 604,837,010

8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2022, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 411,242,240	$ 121,261	$ (29,211,186)	$ (29,089,925)

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock iShares Active Asset Allocation – Moderate Growth VP

(formerly Transamerica QS Investors Active Asset Allocation – Moderate Growth VP)

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 15-16, 2022, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica BlackRock iShares Active Asset Allocation – Moderate Growth VP (formerly Transamerica QS Investors Active Asset Allocation – Moderate Growth VP) (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and BlackRock Investment Management, LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2023.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative fee, expense, and performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock iShares Active Asset Allocation – Moderate Growth VP

(formerly Transamerica QS Investors Active Asset Allocation – Moderate Growth VP)

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2021. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was below the median for its peer universe and below its composite benchmark, each for the past 1-, 3-, 5- and 10-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on November 1, 2021 pursuant to its current investment strategies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were in line with the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders. The Trustees noted that they had previously approved a reduction to the Portfolio’s management fee schedule, which took effect on November 1, 2021 and was not fully reflected in the comparative data.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock iShares Active Asset Allocation – Moderate Growth VP

(formerly Transamerica QS Investors Active Asset Allocation – Moderate Growth VP)

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio and that TAM believes the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock iShares Active Asset Allocation – Moderate VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2022, and held for the entire six-month period until June 30, 2022.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period (B)	Ending Account Value June 30, 2022	Expenses Paid During Period (B)	Net Annualized Expense Ratio (C)
Initial Class	$1,000.00	$841.90	$2.15	$1,022.50	$2.36	0.47%
Service Class	1,000.00	839.70	3.28	1,021.20	3.61	0.72

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Net annualized expense ratios, as disclosed in the table, do not include the expenses of the underlying investments in which the Portfolio invests. The net annualized expense ratios, as stated in the fee table of the Portfolio’s Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2022

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Funds	72.1%
U.S. Equity Funds	14.8
International Equity Funds	10.6
Other Investment Company	2.8
Repurchase Agreement	2.7
Net Other Assets (Liabilities)	(3.0)
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock iShares Active Asset Allocation – Moderate VP

SCHEDULE OF INVESTMENTS

At June 30, 2022

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 97.5%
International Equity Funds - 10.6%
iShares Core MSCI EAFE ETF	695,912	$40,954,421
iShares MSCI EAFE ETF (A)	266,488	16,652,835
iShares MSCI Eurozone ETF	219,630	7,983,550
iShares MSCI Japan ETF (A)	557,631	29,459,646
iShares MSCI UK ETF (A)	325,056	9,738,678

		104,789,130

U.S. Equity Funds - 14.8%
iShares Core S&P 500 ETF	254,869	96,630,891
iShares Russell 2000 ETF (A)	290,847	49,257,848

		145,888,739

U.S. Fixed Income Funds - 72.1%
iShares 7-10 Year Treasury Bond ETF	606,023	61,996,153
iShares Core U.S. Aggregate Bond ETF	2,622,713	266,677,458
iShares iBoxx $ Investment Grade Corporate Bond ETF (A)	334,217	36,773,897
iShares Short Treasury Bond ETF	2,679,764	295,042,016
iShares US Treasury Bond ETF	2,170,058	51,864,386

		712,353,910

Total Exchange-Traded Funds (Cost $1,057,895,216)		963,031,779

	Shares	Value
OTHER INVESTMENT COMPANY - 2.8%
Securities Lending Collateral - 2.8%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.54% (B)	27,754,510	$ 27,754,510

Total Other Investment Company (Cost $27,754,510)		27,754,510

	Principal	Value
REPURCHASE AGREEMENT - 2.7%
Fixed Income Clearing Corp., 0.35% (B), dated 06/30/2022, to be repurchased at $26,870,833 on 07/01/2022. Collateralized by a U.S. Government Obligation, 3.00%, due 06/30/2024, and with a value of $27,408,083.	$26,870,572	26,870,572

Total Repurchase Agreement (Cost $26,870,572)		26,870,572

Total Investments (Cost $1,112,520,298)		1,017,656,861
Net Other Assets (Liabilities) - (3.0)%		(30,112,217)

Net Assets - 100.0%		$987,544,644

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$963,031,779	$—	$—	$963,031,779
Other Investment Company	27,754,510	—	—	27,754,510
Repurchase Agreement	—	26,870,572	—	26,870,572

Total Investments	$990,786,289	$26,870,572	$—	$1,017,656,861

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $60,631,541, collateralized by cash collateral of $27,754,510 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $34,162,473. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at June 30, 2022.
(C)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2022. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock iShares Active Asset Allocation – Moderate VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2022

(unaudited)

Assets:
Unaffiliated investments, at value (cost $1,085,649,726) (including securities loaned of $60,631,541)	$990,786,289
Repurchase agreement, at value (cost $26,870,572)	26,870,572
Receivables and other assets:
Investments sold	5,351,590
Net income from securities lending	74,970
Shares of beneficial interest sold	3,369
Interest	261
Prepaid expenses	4,390

Total assets	1,023,091,441

Liabilities:
Cash collateral received upon return of:
Securities on loan	27,754,510
Payables and other liabilities:
Investments purchased	6,923,341
Shares of beneficial interest redeemed	158,590
Investment management fees	366,230
Distribution and service fees	206,391
Transfer agent costs	2,579
Trustees, CCO and deferred compensation fees	15,864
Audit and tax fees	13,758
Custody fees	5,821
Legal fees	9,264
Printing and shareholder reports fees	71,535
Other accrued expenses	18,914

Total liabilities	35,546,797

Net assets	$987,544,644

Net assets consist of:
Capital stock ($0.01 par value)	$951,839
Additional paid-in capital	1,035,819,727
Total distributable earnings (accumulated losses)	(49,226,922)

Net assets	$987,544,644

Net assets by class:
Initial Class	$2,137,183
Service Class	985,407,461

Shares outstanding:
Initial Class	203,819
Service Class	94,980,032

Net asset value and offering price per share:
Initial Class	$10.49
Service Class	10.37

STATEMENT OF OPERATIONS

For the period ended June 30, 2022

(unaudited)

Investment Income:
Dividend income from unaffiliated investments	$8,871,041
Interest income from unaffiliated investments	3,487
Net income from securities lending	499,603

Total investment income	9,374,131

Expenses:
Investment management fees	2,718,565
Distribution and service fees:
Service Class	1,376,440
Transfer agent costs	6,446
Trustees, CCO and deferred compensation fees	19,825
Audit and tax fees	15,254
Custody fees	8,837
Legal fees	34,144
Printing and shareholder reports fees	30,504
Other	31,942

Total expenses before waiver and/or reimbursement and recapture	4,241,957

Expenses waived and/or reimbursed:
Initial Class	(613)
Service Class	(282,839)

Net expenses	3,958,505

Net investment income (loss)	5,415,626

Net realized gain (loss) on:
Unaffiliated investments	(97,902,640)

Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(102,013,417)

Net realized and change in unrealized gain (loss)	(199,916,057)

Net increase (decrease) in net assets resulting from operations	$(194,500,431)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock iShares Active Asset Allocation – Moderate VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2022 (unaudited)	December 31, 2021
From operations:
Net investment income (loss)	$5,415,626	$13,474,394
Net realized gain (loss)	(97,902,640)	174,346,205
Net change in unrealized appreciation (depreciation)	(102,013,417)	(85,115,877)

Net increase (decrease) in net assets resulting from operations	(194,500,431)	102,704,722

Dividends and/or distributions to shareholders:
Initial Class	—	(28,817)
Service Class	—	(11,250,231)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(11,279,048)

Capital share transactions:
Proceeds from shares sold:
Initial Class	92,915	377,649
Service Class	1,730,238	4,285,993

	1,823,153	4,663,642

Dividends and/or distributions reinvested:
Initial Class	—	28,817
Service Class	—	11,250,231

	—	11,279,048

Cost of shares redeemed:
Initial Class	(271,023)	(349,779)
Service Class	(72,633,371)	(176,128,314)

	(72,904,394)	(176,478,093)

Net increase (decrease) in net assets resulting from capital share transactions	(71,081,241)	(160,535,403)

Net increase (decrease) in net assets	(265,581,672)	(69,109,729)

Net assets:
Beginning of period/year	1,253,126,316	1,322,236,045

End of period/year	$987,544,644	$1,253,126,316

Capital share transactions - shares:
Shares issued:
Initial Class	7,912	30,863
Service Class	149,125	354,908

	157,037	385,771

Shares reinvested:
Initial Class	—	2,345
Service Class	—	922,906

	—	925,251

Shares redeemed:
Initial Class	(23,273)	(28,982)
Service Class	(6,435,521)	(14,740,824)

	(6,458,794)	(14,769,806)

Net increase (decrease) in shares outstanding:
Initial Class	(15,361)	4,226
Service Class	(6,286,396)	(13,463,010)

	(6,301,757)	(13,458,784)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock iShares Active Asset Allocation – Moderate VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2022 (unaudited)		December 31, 2021		December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017
Net asset value, beginning of period/year	$12.46		$11.61		$11.67	$11.50	$12.18	$10.72

Investment operations:
Net investment income (loss) (A)	0.07		0.16		0.12	0.23	0.23	0.19
Net realized and unrealized gain (loss)	(2.04)		0.83		0.27	1.04	(0.71)	1.48

Total investment operations	(1.97)		0.99		0.39	1.27	(0.48)	1.67

Dividends and/or distributions to shareholders:
Net investment income	—		(0.14)		(0.24)	(0.26)	(0.20)	(0.21)
Net realized gains	—		—		(0.21)	(0.84)	—	—

Total dividends and/or distributions to shareholders	—		(0.14)		(0.45)	(1.10)	(0.20)	(0.21)

Net asset value, end of period/year	$10.49		$12.46		$11.61	$11.67	$11.50	$12.18

Total return	(15.81	)%(B)	8.52%		3.59%	11.43%	(3.98)%	15.71%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$2,137		$2,732		$2,496	$2,710	$2,454	$2,582
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.52	%(D)	0.56%		0.56%	0.56%	0.56%	0.56%
Including waiver and/or reimbursement and recapture	0.47	%(D)(E)	0.55	%(E)	0.56%	0.56%	0.56%	0.56%
Net investment income (loss) to average net assets	1.22	%(D)	1.32%		1.11%	1.98%	1.95%	1.65%
Portfolio turnover rate	109	%(B)	196%		99%	179%	214%	18%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Portfolio invests.
(D)	Annualized.
(E)	TAM has contractually agreed, through May 1, 2023, to waive from its management fees an amount equal to the sub-advisory fee waiver by the Portfolio’s sub-adviser. These amounts are not subject to recapture by TAM.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2022 (unaudited)		December 31, 2021		December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017
Net asset value, beginning of period/year	$12.35		$11.50		$11.57	$11.41	$12.08	$10.63

Investment operations:
Net investment income (loss) (A)	0.06		0.12		0.10	0.20	0.20	0.16
Net realized and unrealized gain (loss)	(2.04)		0.84		0.25	1.02	(0.70)	1.47

Total investment operations	(1.98)		0.96		0.35	1.22	(0.50)	1.63

Dividends and/or distributions to shareholders:
Net investment income	—		(0.11)		(0.21)	(0.22)	(0.17)	(0.18)
Net realized gains	—		—		(0.21)	(0.84)	—	—

Total dividends and/or distributions to shareholders	—		(0.11)		(0.42)	(1.06)	(0.17)	(0.18)

Net asset value, end of period/year	$10.37		$12.35		$11.50	$11.57	$11.41	$12.08

Total return	(16.03	)%(B)	8.33%		3.25%	11.13%	(4.17)%	15.44%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$985,408		$1,250,394		$1,319,740	$1,422,002	$1,420,675	$1,613,733
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.77	%(D)	0.81%		0.81%	0.81%	0.81%	0.81%
Including waiver and/or reimbursement and recapture	0.72	%(D)(E)	0.80	%(E)	0.81%	0.81%	0.81%	0.81%
Net investment income (loss) to average net assets	0.98	%(D)	1.04%		0.87%	1.72%	1.68%	1.42%
Portfolio turnover rate	109	%(B)	196%		99%	179%	214%	18%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Portfolio invests.
(D)	Annualized.
(E)	TAM has contractually agreed, through May 1, 2023, to waive from its management fees an amount equal to the sub-advisory fee waiver by the Portfolio’s sub-adviser. These amounts are not subject to recapture by TAM.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock iShares Active Asset Allocation – Moderate VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2022

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica BlackRock iShares Active Asset Allocation – Moderate VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock iShares Active Asset Allocation – Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

1. ORGANIZATION (continued)

space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2022, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock iShares Active Asset Allocation – Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

3. INVESTMENT VALUATION (continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2022, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2022.

Repurchase agreements at June 30, 2022, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock iShares Active Asset Allocation – Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2022, if any, are shown on a gross basis within the Schedule of Investments.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2022.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Exchange-Traded Funds	$27,754,510	$—	$—	$—	$27,754,510
Total Borrowings	$27,754,510	$—	$—	$—	$27,754,510

5. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities and other assets may go up or down, sometimes sharply and unpredictably, due to general market conditions, overall economic trends or events, inflation, changes in interest rates, government actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by wars, tariffs, trade disputes or other factors, political developments, investor sentiment, the global and domestic effects of a pandemic or other health emergency, and other factors that may or may not be related to the issuer of the security or other asset. The market prices of securities and other assets also may go down due to events or conditions that affect particular sectors, industries, issuers, or geographies. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets. If the value of the Portfolio’s securities and assets fall, the value of your investment will go down. The Portfolio may experience a substantial or complete loss on any individual security or asset.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, the imposition of economic sanctions, public health events (such as the spread of infectious disease), wars, terrorism, cybersecurity events, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. In the past decade, financial markets throughout the world have experienced increased volatility and decreased liquidity. These conditions may continue or worsen. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down. Securities markets may also be susceptible to market manipulation or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or adversely affect the value of securities traded in these markets, including the Portfolio’s securities.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock iShares Active Asset Allocation – Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

5. RISK FACTORS (continued)

The pandemic of the novel coronavirus respiratory disease designated COVID-19 has resulted in economic downturns throughout the world, severe losses, particularly to some sectors of the economy and individual issuers, and reduced liquidity of many instruments. There also have been significant disruptions to business operations, including business closures; strained healthcare systems; disruptions to supply chains and employee availability; large fluctuations in consumer demand; and widespread uncertainty regarding the duration and long-term effects of the pandemic. Economic downturns may be prolonged, and political and social instability, continued volatility and decreased liquidity in the securities markets may result. Developing or emerging market countries may be more impacted by the pandemic.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. These and other government intervention into the economy and financial markets may not work as intended. In addition, government actions to mitigate the economic impact of the pandemic have resulted in large expansion of government deficits and debt, the long-term consequences of which are not known. Rates of inflation have recently risen, which could adversely affect economies and markets. The pandemic could continue to adversely affect the value and liquidity of the Portfolio’s investments.

Europe: A number of countries in Europe have experienced severe economic and financial difficulties; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen or spread within or outside Europe. Responses to the financial problems by European governments, central banks and others may not work, may result in conflicts and social unrest and may limit future growth and economic recovery or have other unintended consequences. In January, 2020, through “Brexit,” the United Kingdom withdrew from the European Union. The ramifications of Brexit are unknown, and the implications of possible political, regulatory, economic, and market outcomes could be significant. The United Kingdom has one of the largest economies in Europe and is a major trading partner with European Union countries and the United States. Brexit may create additional and substantial economic stresses for the United Kingdom, including a contraction of the United Kingdom’s economy, decreased trade, capital outflows, devaluation of the British pound, and a decrease in business and consumer spending and investment. The negative impact on not only the United Kingdom and European Union economies but also the broader global economy could be significant. A number of countries in Europe have suffered terror attacks, and additional attacks may occur in the future. Europe has also been struggling with mass migration from the Middle East, Eastern Europe and Africa. The ultimate effects of these events and other socio-political or geopolitical issues could profoundly affect global economies and markets. Whether or not the Portfolio invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of the Portfolio’s investments.

Additional Market Disruption: Russia’s invasion of Ukraine in February, 2022, the resulting responses by the United States and other countries, and the potential for wider conflict, have increased and may continue to increase volatility and uncertainty in financial markets worldwide. The United States and other countries have imposed broad-ranging economic sanctions on Russia and Russian entities and individuals, and may impose additional sanctions, including on other countries that provide military or economic support to Russia. These sanctions, among other things, restrict companies from doing business with Russia and Russian issuers, and may adversely affect companies with economic or financial exposure to Russia and Russian issuers. The extent and duration of Russia’s military actions and the repercussions of such actions are not known. The invasion may widen beyond Ukraine and may escalate, including through retaliatory actions and cyberattacks by Russia and even other countries. These events may result in further and significant market disruptions and may adversely affect regional and global economies including those of Europe and the United States. Certain industries and markets, such as those involving oil, natural gas and other commodities, as well as global supply chains, may be particularly adversely affected. Whether or not the Portfolio invests in securities of issuers located in Russia, Ukraine and adjacent countries or with significant exposure to issuers in these countries, these events could negatively affect the value and liquidity of the Portfolio’s investments.

Asset allocation risk: The Portfolio’s investment performance is significantly impacted by the Portfolio’s asset allocation and reallocation from time to time. The sub-adviser’s decisions whether and when to tactically overweight or underweight asset classes, create and apply formulas for de-risking or ending de-risking and select a mix of underlying portfolios may not produce the desired results. These actions may be unsuccessful in maximizing return and/or avoiding investment losses. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying portfolio or other issuer is incorrect. The sub-adviser may favor an asset class that performs poorly relative to other asset classes. The available underlying portfolios selected by the sub-adviser may underperform the market or similar portfolios.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock iShares Active Asset Allocation – Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

5. RISK FACTORS (continued)

Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The value of equity securities fluctuates based on real or perceived changes in a company’s financial condition, factors affecting a particular industry or industries, and overall market, economic and political conditions. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.

6. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee, CCO and deferred compensation fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints (A)	Rate
First $500 million	0.5000%
Over $500 million up to $1 billion	0.4900
Over $1 billion up to $2.5 billion	0.4725
Over $2.5 billion up to $3.5 billion	0.4650
Over $3.5 billion up to $4.5 billion	0.4525
Over $4.5 billion	0.4400

(A)	TAM has contractually agreed, through May 1, 2023, to waive from its management fees an amount equal to the sub-advisory fee waiver by the Portfolio’s sub-adviser. These amounts are not subject to recapture by TAM.

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net assets. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.55%	May 1, 2023
Service Class	0.80	May 1, 2023

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock iShares Active Asset Allocation – Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2022 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2022, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2023. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Technology Holdings, Inc (“SS&C”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C related to applicable sub-transfer agency services. For the period ended June 30, 2022, (i) the expenses paid to SS&C by the Portfolio are referred to as Transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C by the Portfolio are referred to as Transfer agent costs within the Statement of Assets and Liabilities.

Deferred compensation plan: Effective September 23, 2021, the Board has approved the termination of the deferred compensation plan. Payments will be made to applicable current and former Board members consistent with Section 409A of the Code. Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2022, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock iShares Active Asset Allocation – Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2022.

7. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2022, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities	Sales of Securities
$ 1,206,686,029	$ 1,292,157,729

8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2022, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 1,112,520,298	$ 73,389	$ (94,936,826)	$ (94,863,437)

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock iShares Active Asset Allocation – Moderate VP

(formerly Transamerica QS Investors Active Asset Allocation – Moderate VP)

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 15-16, 2022, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica BlackRock iShares Active Asset Allocation – Moderate VP (formerly Transamerica QS Investors Active Asset Allocation – Moderate VP) (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and BlackRock Investment Management, LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2023.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock iShares Active Asset Allocation – Moderate VP

(formerly Transamerica QS Investors Active Asset Allocation – Moderate VP)

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2021. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was below the median for its peer universe and below its composite benchmark, each for the past 1-, 3-, 5- and 10-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on November 1, 2021 pursuant to its current investment strategies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were in line with the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders. The Trustees noted that they had previously approved a reduction to the Portfolio’s management fee schedule, which took effect on November 1, 2021 and was not fully reflected in the comparative data.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock iShares Active Asset Allocation – Moderate VP

(formerly Transamerica QS Investors Active Asset Allocation – Moderate VP)

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio and that TAM believes the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock iShares Dynamic Allocation – Balanced VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2022, and held for the entire six-month period until June 30, 2022.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period (B)	Ending Account Value June 30, 2022	Expenses Paid During Period (B)	Net Annualized Expense Ratio (C)
Service Class	$1,000.00	$852.50	$3.35	$1,021.20	$3.66	0.73%

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Net annualized expense ratios, as disclosed in the table, do not include the expenses of the underlying investments in which the Portfolio invests. The net annualized expense ratios, as stated in the fee table of the Portfolio’s Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2022

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Funds	75.8%
U.S. Equity Fund	13.2
International Equity Funds	6.7
Repurchase Agreement	4.7
Other Investment Company	3.8
Net Other Assets (Liabilities)	(4.2)
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock iShares Dynamic Allocation – Balanced VP

SCHEDULE OF INVESTMENTS

At June 30, 2022

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 95.7%
International Equity Funds - 6.7%
iShares Core MSCI EAFE ETF	583,216	$ 34,322,262
iShares MSCI EAFE ETF (A)	204,112	12,754,959
iShares MSCI Eurozone ETF (A)	101,523	3,690,361
iShares MSCI Japan ETF (A)	74,334	3,927,065

		54,694,647

U.S. Equity Fund - 13.2%
iShares Core S&P 500 ETF	282,187	106,988,222

U.S. Fixed Income Funds - 75.8%
iShares 7-10 Year Treasury Bond ETF (A)	1,315,179	134,542,812
iShares Core U.S. Aggregate Bond ETF	1,504,870	153,015,181
iShares iBoxx $ Investment Grade Corporate Bond ETF (A)	191,487	21,069,315
iShares Short Treasury Bond ETF	2,526,661	278,185,376
iShares US Treasury Bond ETF	1,219,608	29,148,631

		615,961,315

Total Exchange-Traded Funds (Cost $840,054,128)		777,644,184

OTHER INVESTMENT COMPANY - 3.8%
Securities Lending Collateral - 3.8%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.54% (B)	31,017,308	31,017,308

Total Other Investment Company (Cost $31,017,308)		31,017,308

	Principal	Value
REPURCHASE AGREEMENT - 4.7%
Fixed Income Clearing Corp., 0.35% (B), dated 06/30/2022, to be repurchased at $38,283,829 on 07/01/2022. Collateralized by a U.S. Government Obligation, 3.00%, due 06/30/2024, and with a value of $39,049,133.	$ 38,283,457	$38,283,457

Total Repurchase Agreement (Cost $38,283,457)		38,283,457

Total Investments (Cost $909,354,893)		846,944,949
Net Other Assets (Liabilities) - (4.2)%		(34,215,223)

Net Assets - 100.0%		$ 812,729,726

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$777,644,184	$—	$—	$777,644,184
Other Investment Company	31,017,308	—	—	31,017,308
Repurchase Agreement	—	38,283,457	—	38,283,457

Total Investments	$808,661,492	$38,283,457	$—	$846,944,949

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $67,193,171, collateralized by cash collateral of $31,017,308 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $37,601,656. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at June 30, 2022.
(C)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2022. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock iShares Dynamic Allocation – Balanced VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2022

(unaudited)

Assets:
Unaffiliated investments, at value (cost $871,071,436) (including securities loaned of $67,193,171)	$808,661,492
Repurchase agreement, at value (cost $38,283,457)	38,283,457
Receivables and other assets:
Investments sold	14,326,312
Net income from securities lending	14,754
Shares of beneficial interest sold	2,940
Interest	372
Prepaid expenses	3,601

Total assets	861,292,928

Liabilities:
Cash collateral received upon return of:
Securities on loan	31,017,308
Payables and other liabilities:
Investments purchased	15,967,343
Shares of beneficial interest redeemed	603,709
Due to custodian	371,549
Investment management fees	301,724
Distribution and service fees	169,889
Transfer agent costs	2,051
Trustees, CCO and deferred compensation fees	12,193
Audit and tax fees	11,925
Custody fees	12,344
Legal fees	6,916
Printing and shareholder reports fees	67,213
Other accrued expenses	19,038

Total liabilities	48,563,202

Net assets	$812,729,726

Net assets consist of:
Capital stock ($0.01 par value)	$772,320
Additional paid-in capital	857,524,806
Total distributable earnings (accumulated losses)	(45,567,400)

Net assets	$812,729,726

Shares outstanding	77,232,012

Net asset value and offering price per share	$10.52

STATEMENT OF OPERATIONS

For the period ended June 30, 2022

(unaudited)

Investment Income:
Dividend income from unaffiliated investments	$6,803,097
Interest income from unaffiliated investments	8,901
Net income from securities lending	216,642

Total investment income	7,028,640

Expenses:
Investment management fees	2,227,956
Distribution and service fees	1,124,075
Transfer agent costs	5,207
Trustees, CCO and deferred compensation fees	16,083
Audit and tax fees	13,227
Custody fees	22,859
Legal fees	27,264
Printing and shareholder reports fees	27,265
Other	27,121

Total expenses before waiver and/or reimbursement and recapture	3,491,057

Expense waived and/or reimbursed	(230,993)

Net expenses	3,260,064

Net investment income (loss)	3,768,576

Net realized gain (loss) on:
Unaffiliated investments	13,893,815

Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(162,491,714)

Net realized and change in unrealized gain (loss)	(148,597,899)

Net increase (decrease) in net assets resulting from operations	$(144,829,323)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock iShares Dynamic Allocation – Balanced VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2022 (unaudited)	December 31, 2021
From operations:
Net investment income (loss)	$3,768,576	$9,610,779
Net realized gain (loss)	13,893,815	45,363,298
Net change in unrealized appreciation (depreciation)	(162,491,714)	35,307,676

Net increase (decrease) in net assets resulting from operations	(144,829,323)	90,281,753

Dividends and/or distributions to shareholders:
Dividends and/or distributions to shareholders	—	(102,021,662)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(102,021,662)

Capital share transactions:
Proceeds from shares sold	1,893,137	1,548,974
Dividends and/or distributions reinvested	—	102,021,662
Cost of shares redeemed	(55,517,636)	(124,193,182)

Net increase (decrease) in net assets resulting from capital share transactions	(53,624,499)	(20,622,546)

Net increase (decrease) in net assets	(198,453,822)	(32,362,455)

Net assets:
Beginning of period/year	1,011,183,548	1,043,546,003

End of period/year	$812,729,726	$1,011,183,548

Capital share transactions - shares:
Shares issued	165,518	121,546
Shares reinvested	—	8,424,580
Shares redeemed	(4,886,512)	(9,907,938)

Net increase (decrease) in shares outstanding	(4,720,994)	(1,361,812)

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2022 (unaudited)		December 31, 2021		December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017
Net asset value, beginning of period/year	$12.34		$12.53		$12.98	$11.66	$12.23	$11.20

Investment operations:
Net investment income (loss) (A)	0.05		0.12		0.07	0.20	0.19	0.15
Net realized and unrealized gain (loss)	(1.87)		1.00		(0.15)	1.66	(0.59)	1.02

Total investment operations	(1.82)		1.12		(0.08)	1.86	(0.40)	1.17

Dividends and/or distributions to shareholders:
Net investment income	—		(0.07)		(0.21)	(0.21)	(0.17)	(0.14)
Net realized gains	—		(1.24)		(0.16)	(0.33)	—	—

Total dividends and/or distributions to shareholders	—		(1.31)		(0.37)	(0.54)	(0.17)	(0.14)

Net asset value, end of period/year	$10.52		$12.34		$12.53	$12.98	$11.66	$12.23

Total return	(14.75	)%(B)	9.17%		(0.55)%	16.06%	(3.31)%	10.47%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$812,730		$1,011,184		$1,043,546	$1,134,418	$1,069,755	$1,229,743
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.78	%(D)	0.84%		0.85%	0.84%	0.84%	0.86%
Including waiver and/or reimbursement and recapture	0.73	%(D)(E)	0.83	%(E)	0.85%	0.84%	0.84%	0.86%
Net investment income (loss) to average net assets	0.84	%(D)	0.95%		0.58%	1.56%	1.53%	1.32%
Portfolio turnover rate	96	%(B)	55%		127%	14%	6%	10%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Portfolio invests.
(D)	Annualized.
(E)	TAM has contractually agreed, through May 1, 2023, to waive from its management fees an amount equal to the sub-advisory fee waiver by the Portfolio’s sub-adviser. These amounts are not subject to recapture by TAM.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock iShares Dynamic Allocation – Balanced VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2022

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica BlackRock iShares Dynamic Allocation – Balanced VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers one class of shares, Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock iShares Dynamic Allocation – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

1. ORGANIZATION (continued)

space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2022, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Cash overdraft: The Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the Federal Funds Rate.

Payables, if any, are reflected as Due to custodian within the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts are reflected in Custody fees within the Statement of Operations. Expenses, if any, from foreign cash overdrafts are reflected in Other expenses within the Statement of Operations.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock iShares Dynamic Allocation – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

3. INVESTMENT VALUATION (continued)

input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2022, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock iShares Dynamic Allocation – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2022.

Repurchase agreements at June 30, 2022, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2022, if any, are shown on a gross basis within the Schedule of Investments.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2022.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Exchange-Traded Funds	$31,017,308	$—	$—	$—	$31,017,308
Total Borrowings	$31,017,308	$—	$—	$—	$31,017,308

5. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities and other assets may go up or down, sometimes sharply and unpredictably, due to general market conditions, overall economic trends or events, inflation, changes in interest rates, government actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by wars, tariffs, trade disputes or other factors, political developments, investor sentiment, the global and domestic effects of a pandemic or other health emergency, and other factors that may or may not be related to the issuer of the security or other asset. The market prices of securities and other assets also may go down due to events or conditions that affect particular sectors, industries, issuers, or geographies. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets. If the value of the Portfolio’s securities and assets fall, the value of your investment will go down. The Portfolio may experience a substantial or complete loss on any individual security or asset.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, the imposition of economic sanctions, public health events (such as the spread of infectious disease), wars,

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock iShares Dynamic Allocation – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

5. RISK FACTORS (continued)

terrorism, cybersecurity events, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. In the past decade, financial markets throughout the world have experienced increased volatility and decreased liquidity. These conditions may continue or worsen. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down. Securities markets may also be susceptible to market manipulation or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or adversely affect the value of securities traded in these markets, including the Portfolio’s securities.

The pandemic of the novel coronavirus respiratory disease designated COVID-19 has resulted in economic downturns throughout the world, severe losses, particularly to some sectors of the economy and individual issuers, and reduced liquidity of many instruments. There also have been significant disruptions to business operations, including business closures; strained healthcare systems; disruptions to supply chains and employee availability; large fluctuations in consumer demand; and widespread uncertainty regarding the duration and long-term effects of the pandemic. Economic downturns may be prolonged, and political and social instability, continued volatility and decreased liquidity in the securities markets may result. Developing or emerging market countries may be more impacted by the pandemic.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. These and other government intervention into the economy and financial markets may not work as intended. In addition, government actions to mitigate the economic impact of the pandemic have resulted in large expansion of government deficits and debt, the long-term consequences of which are not known. Rates of inflation have recently risen, which could adversely affect economies and markets. The pandemic could continue to adversely affect the value and liquidity of the Portfolio’s investments.

Europe: A number of countries in Europe have experienced severe economic and financial difficulties; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen or spread within or outside Europe. Responses to the financial problems by European governments, central banks and others may not work, may result in conflicts and social unrest and may limit future growth and economic recovery or have other unintended consequences. In January, 2020, through “Brexit,” the United Kingdom withdrew from the European Union. The ramifications of Brexit are unknown, and the implications of possible political, regulatory, economic, and market outcomes could be significant. The United Kingdom has one of the largest economies in Europe and is a major trading partner with European Union countries and the United States. Brexit may create additional and substantial economic stresses for the United Kingdom, including a contraction of the United Kingdom’s economy, decreased trade, capital outflows, devaluation of the British pound, and a decrease in business and consumer spending and investment. The negative impact on not only the United Kingdom and European Union economies but also the broader global economy could be significant. A number of countries in Europe have suffered terror attacks, and additional attacks may occur in the future. Europe has also been struggling with mass migration from the Middle East, Eastern Europe and Africa. The ultimate effects of these events and other socio-political or geopolitical issues could profoundly affect global economies and markets. Whether or not the Portfolio invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of the Portfolio’s investments.

Additional Market Disruption: Russia’s invasion of Ukraine in February, 2022, the resulting responses by the United States and other countries, and the potential for wider conflict, have increased and may continue to increase volatility and uncertainty in financial markets worldwide. The United States and other countries have imposed broad-ranging economic sanctions on Russia and Russian entities and individuals, and may impose additional sanctions, including on other countries that provide military or economic support to Russia. These sanctions, among other things, restrict companies from doing business with Russia and Russian issuers, and may adversely affect companies with economic or financial exposure to Russia and Russian issuers. The extent and duration of Russia’s military actions and the repercussions of such actions are not known. The invasion may widen beyond Ukraine and may escalate, including through retaliatory actions and cyberattacks by Russia and even other countries. These events may result in further and significant market disruptions and may adversely affect regional and global economies including those of Europe and the United States. Certain industries and markets, such as those involving oil, natural gas and other commodities, as well as global supply chains, may be particularly adversely affected. Whether or not the Portfolio invests in securities of issuers located in Russia, Ukraine and adjacent countries or with significant exposure to issuers in these countries, these events could negatively affect the value and liquidity of the Portfolio’s investments.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock iShares Dynamic Allocation – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

5. RISK FACTORS (continued)

Asset allocation risk: The Portfolio’s investment performance is significantly impacted by the Portfolio’s asset allocation and reallocation from time to time. The sub-adviser’s decisions whether and when to tactically overweight or underweight asset classes, create and apply formulas for de-risking or ending de-risking and select a mix of underlying portfolios may not produce the desired results. These actions may be unsuccessful in maximizing return and/or avoiding investment losses. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying portfolio or other issuer is incorrect. The sub-adviser may favor an asset class that performs poorly relative to other asset classes. The available underlying portfolios selected by the sub-adviser may underperform the market or similar portfolios.

Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The value of equity securities fluctuates based on real or perceived changes in a company’s financial condition, factors affecting a particular industry or industries, and overall market, economic and political conditions. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.

6. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee, CCO and deferred compensation fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints (A)	Rate
First $500 million	0.5000%
Over $500 million up to $1 billion	0.4900
Over $1 billion up to $2.5 billion	0.4725
Over $2.5 billion up to $3.5 billion	0.4650
Over $3.5 billion up to $4.5 billion	0.4525
Over $4.5 billion	0.4400

(A)	TAM has contractually agreed, through May 1, 2023, to waive from its management fees an amount equal to the sub-advisory fee waiver by the Portfolio’s sub-adviser. These amounts are not subject to recapture by TAM.

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock iShares Dynamic Allocation – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net assets. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Service Class	0.80%	May 1, 2023

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2022 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2022, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets up to an annual fee of 0.25% of Service Class shares.

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Technology Holdings, Inc (“SS&C”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C related to applicable sub-transfer agency services. For the period ended June 30, 2022, (i) the expenses paid to SS&C by the Portfolio are referred to as Transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C by the Portfolio are referred to as Transfer agent costs within the Statement of Assets and Liabilities.

Deferred compensation plan: Effective September 23, 2021, the Board has approved the termination of the deferred compensation plan. Payments will be made to applicable current and former Board members consistent with Section 409A of the Code. Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2022, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock iShares Dynamic Allocation – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2022.

7. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2022, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities	Sales of Securities
$ 835,242,366	$ 879,943,153

8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2022, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 909,354,893	$ 135,705	$ (62,545,649)	$ (62,409,944)

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock iShares Dynamic Allocation – Balanced VP

(formerly Transamerica Legg Mason Dynamic Allocation – Balanced VP)

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 15-16, 2022, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica BlackRock iShares Dynamic Allocation – Balanced VP (formerly Transamerica Legg Mason Dynamic Allocation – Balanced VP) (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and BlackRock Investment Management, LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2023.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock iShares Dynamic Allocation – Balanced VP

(formerly Transamerica Legg Mason Dynamic Allocation – Balanced VP)

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2021. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was below the median for its peer universe and below its composite benchmark, each for the past 1-, 3- and 5-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on November 1, 2021 pursuant to its current investment strategies and benchmarks.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were below the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders. The Trustees noted that they had previously approved a reduction to the Portfolio’s management fee schedule, which took effect on November 1, 2021 and was not fully reflected in the comparative data.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock iShares Dynamic Allocation – Balanced VP

(formerly Transamerica Legg Mason Dynamic Allocation – Balanced VP)

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio and that TAM believes the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock iShares Dynamic Allocation – Moderate Growth VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2022, and held for the entire six-month period until June 30, 2022.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period (B)	Ending Account Value June 30, 2022	Expenses Paid During Period (B)	Net Annualized Expense Ratio (C)
Service Class	$1,000.00	$833.60	$3.36	$1,021.10	$3.71	0.74%

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Net annualized expense ratios, as disclosed in the table, do not include the expenses of the underlying investments in which the Portfolio invests. The net annualized expense ratios, as stated in the fee table of the Portfolio’s Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2022

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Funds	58.2%
U.S. Equity Fund	25.9
International Equity Funds	11.3
Repurchase Agreement	5.1
Other Investment Company	1.6
Net Other Assets (Liabilities)	(2.1)
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock iShares Dynamic Allocation – Moderate Growth VP

SCHEDULE OF INVESTMENTS

At June 30, 2022

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 95.4%
International Equity Funds - 11.3%
iShares Core MSCI EAFE ETF	345,391	$20,326,260
iShares MSCI EAFE ETF (A)	257,815	16,110,859
iShares MSCI Eurozone ETF (A)	45,547	1,655,634
iShares MSCI Japan ETF (A)	33,349	1,761,828

		39,854,581

U.S. Equity Fund - 25.9%
iShares Core S&P 500 ETF	240,248	91,087,493

U.S. Fixed Income Funds - 58.2%
iShares 7-10 Year Treasury Bond ETF	230,622	23,592,631
iShares Core U.S. Aggregate Bond ETF	396,079	40,273,313
iShares iBoxx $ Investment Grade Corporate Bond ETF (A)	51,168	5,630,015
iShares Short Treasury Bond ETF	1,172,492	129,091,369
iShares US Treasury Bond ETF	250,957	5,997,872

		204,585,200

Total Exchange-Traded Funds (Cost $359,204,974)		335,527,274

OTHER INVESTMENT COMPANY - 1.6%
Securities Lending Collateral - 1.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.54% (B)	5,538,692	5,538,692

Total Other Investment Company (Cost $5,538,692)		5,538,692

	Principal	Value
REPURCHASE AGREEMENT - 5.1%
Fixed Income Clearing Corp., 0.35% (B), dated 06/30/2022, to be repurchased at $18,022,190 on 07/01/2022. Collateralized by a U.S. Government Obligation, 3.00%, due 06/30/2024, and with a value of $18,382,468.	$18,022,015	$ 18,022,015

Total Repurchase Agreement (Cost $18,022,015)		18,022,015

Total Investments (Cost $382,765,681)		359,087,981
Net Other Assets (Liabilities) - (2.1)%		(7,328,064)

Net Assets - 100.0%		$351,759,917

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$335,527,274	$—	$—	$335,527,274
Other Investment Company	5,538,692	—	—	5,538,692
Repurchase Agreement	—	18,022,015	—	18,022,015

Total Investments	$341,065,966	$18,022,015	$—	$359,087,981

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $21,371,336, collateralized by cash collateral of $5,538,692 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $16,271,295. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at June 30, 2022.
(C)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2022. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock iShares Dynamic Allocation – Moderate Growth VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2022

(unaudited)

Assets:
Unaffiliated investments, at value (cost $364,743,666) (including securities loaned of $21,371,336)	$341,065,966
Repurchase agreement, at value (cost $18,022,015)	18,022,015
Receivables and other assets:
Investments sold	7,690,521
Net income from securities lending	6,600
Interest	175
Prepaid expenses	1,616

Total assets	366,786,893

Liabilities:
Cash collateral received upon return of:
Securities on loan	5,538,692
Payables and other liabilities:
Investments purchased	8,824,858
Shares of beneficial interest redeemed	133,506
Due to custodian	247,964
Investment management fees	132,840
Distribution and service fees	74,137
Transfer agent costs	913
Trustees, CCO and deferred compensation fees	5,761
Audit and tax fees	10,841
Custody fees	5,141
Legal fees	2,950
Printing and shareholder reports fees	37,547
Other accrued expenses	11,826

Total liabilities	15,026,976

Net assets	$351,759,917

Net assets consist of:
Capital stock ($0.01 par value)	$310,654
Additional paid-in capital	357,945,008
Total distributable earnings (accumulated losses)	(6,495,745)

Net assets	$351,759,917

Shares outstanding	31,065,411

Net asset value and offering price per share	$11.32

STATEMENT OF OPERATIONS

For the period ended June 30, 2022

(unaudited)

Investment Income:
Dividend income from unaffiliated investments	$3,244,278
Interest income from unaffiliated investments	3,607
Net income from securities lending	71,931

Total investment income	3,319,816

Expenses:
Investment management fees	994,038
Distribution and service fees	497,019
Transfer agent costs	2,314
Trustees, CCO and deferred compensation fees	7,145
Audit and tax fees	11,159
Custody fees	10,461
Legal fees	12,031
Printing and shareholder reports fees	14,399
Other	16,841

Total expenses before waiver and/or reimbursement and recapture	1,565,407

Expense waived and/or reimbursed	(102,128)

Net expenses	1,463,279

Net investment income (loss)	1,856,537

Net realized gain (loss) on:
Unaffiliated investments	5,343,821

Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(79,818,958)

Net realized and change in unrealized gain (loss)	(74,475,137)

Net increase (decrease) in net assets resulting from operations	$(72,618,600)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock iShares Dynamic Allocation – Moderate Growth VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2022 (unaudited)	December 31, 2021
From operations:
Net investment income (loss)	$1,856,537	$4,147,007
Net realized gain (loss)	5,343,821	23,043,818
Net change in unrealized appreciation (depreciation)	(79,818,958)	33,613,886

Net increase (decrease) in net assets resulting from operations	(72,618,600)	60,804,711

Dividends and/or distributions to shareholders:
Dividends and/or distributions to shareholders	—	(41,437,410)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(41,437,410)

Capital share transactions:
Proceeds from shares sold	2,048,009	2,174,225
Dividends and/or distributions reinvested	—	41,437,410
Cost of shares redeemed	(30,208,825)	(60,963,918)

Net increase (decrease) in net assets resulting from capital share transactions	(28,160,816)	(17,352,283)

Net increase (decrease) in net assets	(100,779,416)	2,015,018

Net assets:
Beginning of period/year	452,539,333	450,524,315

End of period/year	$351,759,917	$452,539,333

Capital share transactions - shares:
Shares issued	158,182	158,764
Shares reinvested	—	3,146,349
Shares redeemed	(2,427,796)	(4,514,830)

Net increase (decrease) in shares outstanding	(2,269,614)	(1,209,717)

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2022 (unaudited)		December 31, 2021		December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017
Net asset value, beginning of period/year	$13.58		$13.04		$13.70	$12.32	$13.09	$11.68

Investment operations:
Net investment income (loss) (A)	0.06		0.12		0.04	0.19	0.17	0.15
Net realized and unrealized gain (loss)	(2.32)		1.72		(0.35)	1.85	(0.78)	1.38

Total investment operations	(2.26)		1.84		(0.31)	2.04	(0.61)	1.53

Dividends and/or distributions to shareholders:
Net investment income	—		(0.04)		(0.21)	(0.19)	(0.16)	(0.12)
Net realized gains	—		(1.26)		(0.14)	(0.47)	—	—

Total dividends and/or distributions to shareholders	—		(1.30)		(0.35)	(0.66)	(0.16)	(0.12)

Net asset value, end of period/year	$11.32		$13.58		$13.04	$13.70	$12.32	$13.09

Total return	(16.64	)%(B)	14.41%		(2.17)%	16.83%	(4.73)%	13.21%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$351,760		$452,539		$450,524	$504,075	$483,146	$563,131
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.79	%(D)	0.86%		0.87%	0.86%	0.86%	0.89%
Including waiver and/or reimbursement and recapture	0.74	%(D)(E)	0.85	%(E)	0.87%	0.86%	0.86%	0.89%
Net investment income (loss) to average net assets	0.93	%(D)	0.92%		0.31%	1.47%	1.27%	1.17%
Portfolio turnover rate	124	%(B)	43%		173%	16%	8%	9%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Portfolio invests.
(D)	Annualized.
(E)	TAM has contractually agreed, through May 1, 2023, to waive from its management fees an amount equal to the sub-advisory fee waiver by the Portfolio’s sub-adviser. These amounts are not subject to recapture by TAM.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock iShares Dynamic Allocation – Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2022

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica BlackRock iShares Dynamic Allocation – Moderate Growth VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers one class of shares, Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock iShares Dynamic Allocation – Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

1. ORGANIZATION (continued)

space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2022, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Cash overdraft: The Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the Federal Funds Rate.

Payables, if any, are reflected as Due to custodian within the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts are reflected in Custody fees within the Statement of Operations. Expenses, if any, from foreign cash overdrafts are reflected in Other expenses within the Statement of Operations.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock iShares Dynamic Allocation – Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

3. INVESTMENT VALUATION (continued)

input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2022, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock iShares Dynamic Allocation – Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2022.

Repurchase agreements at June 30, 2022, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2022, if any, are shown on a gross basis within the Schedule of Investments.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2022.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Exchange-Traded Funds	$5,538,692	$—	$—	$—	$5,538,692
Total Borrowings	$5,538,692	$—	$—	$—	$5,538,692

5. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities and other assets may go up or down, sometimes sharply and unpredictably, due to general market conditions, overall economic trends or events, inflation, changes in interest rates, government actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by wars, tariffs, trade disputes or other factors, political developments, investor sentiment, the global and domestic effects of a pandemic or other health emergency, and other factors that may or may not be related to the issuer of the security or other asset. The market prices of securities and other assets also may go down due to events or conditions that affect particular sectors, industries, issuers, or geographies. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets. If the value of the Portfolio’s securities and assets fall, the value of your investment will go down. The Portfolio may experience a substantial or complete loss on any individual security or asset.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, the imposition of economic sanctions, public health events (such as the spread of infectious disease), wars,

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock iShares Dynamic Allocation – Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

5. RISK FACTORS (continued)

terrorism, cybersecurity events, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. In the past decade, financial markets throughout the world have experienced increased volatility and decreased liquidity. These conditions may continue or worsen. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down. Securities markets may also be susceptible to market manipulation or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or adversely affect the value of securities traded in these markets, including the Portfolio’s securities.

The pandemic of the novel coronavirus respiratory disease designated COVID-19 has resulted in economic downturns throughout the world, severe losses, particularly to some sectors of the economy and individual issuers, and reduced liquidity of many instruments. There also have been significant disruptions to business operations, including business closures; strained healthcare systems; disruptions to supply chains and employee availability; large fluctuations in consumer demand; and widespread uncertainty regarding the duration and long-term effects of the pandemic. Economic downturns may be prolonged, and political and social instability, continued volatility and decreased liquidity in the securities markets may result. Developing or emerging market countries may be more impacted by the pandemic.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. These and other government intervention into the economy and financial markets may not work as intended. In addition, government actions to mitigate the economic impact of the pandemic have resulted in large expansion of government deficits and debt, the long-term consequences of which are not known. Rates of inflation have recently risen, which could adversely affect economies and markets. The pandemic could continue to adversely affect the value and liquidity of the Portfolio’s investments.

Europe: A number of countries in Europe have experienced severe economic and financial difficulties; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen or spread within or outside Europe. Responses to the financial problems by European governments, central banks and others may not work, may result in conflicts and social unrest and may limit future growth and economic recovery or have other unintended consequences. In January, 2020, through “Brexit,” the United Kingdom withdrew from the European Union. The ramifications of Brexit are unknown, and the implications of possible political, regulatory, economic, and market outcomes could be significant. The United Kingdom has one of the largest economies in Europe and is a major trading partner with European Union countries and the United States. Brexit may create additional and substantial economic stresses for the United Kingdom, including a contraction of the United Kingdom’s economy, decreased trade, capital outflows, devaluation of the British pound, and a decrease in business and consumer spending and investment. The negative impact on not only the United Kingdom and European Union economies but also the broader global economy could be significant. A number of countries in Europe have suffered terror attacks, and additional attacks may occur in the future. Europe has also been struggling with mass migration from the Middle East, Eastern Europe and Africa. The ultimate effects of these events and other socio-political or geopolitical issues could profoundly affect global economies and markets. Whether or not the Portfolio invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of the Portfolio’s investments.

Additional Market Disruption: Russia’s invasion of Ukraine in February, 2022, the resulting responses by the United States and other countries, and the potential for wider conflict, have increased and may continue to increase volatility and uncertainty in financial markets worldwide. The United States and other countries have imposed broad-ranging economic sanctions on Russia and Russian entities and individuals, and may impose additional sanctions, including on other countries that provide military or economic support to Russia. These sanctions, among other things, restrict companies from doing business with Russia and Russian issuers, and may adversely affect companies with economic or financial exposure to Russia and Russian issuers. The extent and duration of Russia’s military actions and the repercussions of such actions are not known. The invasion may widen beyond Ukraine and may escalate, including through retaliatory actions and cyberattacks by Russia and even other countries. These events may result in further and significant market disruptions and may adversely affect regional and global economies including those of Europe and the United States. Certain industries and markets, such as those involving oil, natural gas and other commodities, as well as global supply chains, may be particularly adversely affected. Whether or not the Portfolio invests in securities of issuers located in Russia, Ukraine and adjacent countries or with significant exposure to issuers in these countries, these events could negatively affect the value and liquidity of the Portfolio’s investments.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock iShares Dynamic Allocation – Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

5. RISK FACTORS (continued)

Asset allocation risk: The Portfolio’s investment performance is significantly impacted by the Portfolio’s asset allocation and reallocation from time to time. The sub-adviser’s decisions whether and when to tactically overweight or underweight asset classes, create and apply formulas for de-risking or ending de-risking and select a mix of underlying portfolios may not produce the desired results. These actions may be unsuccessful in maximizing return and/or avoiding investment losses. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying portfolio or other issuer is incorrect. The sub-adviser may favor an asset class that performs poorly relative to other asset classes. The available underlying portfolios selected by the sub-adviser may underperform the market or similar portfolios.

Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The value of equity securities fluctuates based on real or perceived changes in a company’s financial condition, factors affecting a particular industry or industries, and overall market, economic and political conditions. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.

6. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee, CCO and deferred compensation fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints (A)	Rate
First $500 million	0.5000%
Over $500 million up to $1 billion	0.4900
Over $1 billion up to $2.5 billion	0.4725
Over $2.5 billion up to $3.5 billion	0.4650
Over $3.5 billion up to $4.5 billion	0.4525
Over $4.5 billion	0.4400

(A)	TAM has contractually agreed, through May 1, 2023, to waive from its management fees an amount equal to the sub-advisory fee waiver by the Portfolio’s sub-adviser. These amounts are not subject to recapture by TAM.

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock iShares Dynamic Allocation – Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net assets. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Service Class	0.80%	May 1, 2023

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2022 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2022, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets up to an annual fee of 0.25% of Service Class shares.

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Technology Holdings, Inc (“SS&C”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C related to applicable sub-transfer agency services. For the period ended June 30, 2022, (i) the expenses paid to SS&C by the Portfolio are referred to as Transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C by the Portfolio are referred to as Transfer agent costs within the Statement of Assets and Liabilities.

Deferred compensation plan: Effective September 23, 2021, the Board has approved the termination of the deferred compensation plan. Payments will be made to applicable current and former Board members consistent with Section 409A of the Code. Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2022, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock iShares Dynamic Allocation – Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2022.

7. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2022, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities	Sales of Securities
$479,542,588	$504,488,587

8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2022, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$382,765,681	$63,044	$(23,740,744)	$(23,677,700)

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock iShares Dynamic Allocation – Moderate Growth VP

(formerly Transamerica Legg Mason Dynamic Allocation – Growth VP)

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 15-16, 2022, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica BlackRock iShares Dynamic Allocation – Moderate Growth VP (formerly Transamerica Legg Mason Dynamic Allocation – Growth VP) (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and BlackRock Investment Management, LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2023.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock iShares Dynamic Allocation – Moderate Growth VP

(formerly Transamerica Legg Mason Dynamic Allocation – Growth VP)

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2021. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was in line with the median for its peer universe for the past 1-year period and below the median for the past 3- and 5-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was below its composite benchmark for the past 1-, 3- and 5-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on November 1, 2021 pursuant to its current investment strategies and benchmarks.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were in line with the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders. The Trustees noted that they had previously approved a reduction to the Portfolio’s management fee schedule, which took effect on November 1, 2021 and was not fully reflected in the comparative data.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock iShares Dynamic Allocation – Moderate Growth VP

(formerly Transamerica Legg Mason Dynamic Allocation – Growth VP)

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio and that TAM believes the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock iShares Edge 40 VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2022, and held for the entire six-month period until June 30, 2022.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period (B)	Ending Account Value June 30, 2022	Expenses Paid During Period (B)	Net Annualized Expense Ratio (C)
Initial Class	$1,000.00	$862.70	$1.39	$1,023.30	$1.51	0.30%
Service Class	1,000.00	861.70	2.54	1,022.10	2.76	0.55

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Net annualized expense ratios, as disclosed in the table, do not include the expenses of the underlying investments in which the Portfolio invests. The net annualized expense ratios, as stated in the fee table of the Portfolio’s Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2022

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Funds	60.4%
U.S. Equity Funds	29.4
Other Investment Company	13.0
International Equity Funds	10.0
Repurchase Agreement	0.1
Common Stock	0.0
Net Other Assets (Liabilities)	(12.9)
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock iShares Edge 40 VP

SCHEDULE OF INVESTMENTS

At June 30, 2022

(unaudited)

	Shares	Value
COMMON STOCK - 0.0%
Banks - 0.0%
Banco Espirito Santo SA (A) (B) (C) (D)	8,203	$0

Total Common Stock (Cost $9,697)		0

EXCHANGE-TRADED FUNDS - 99.8%
International Equity Funds - 10.0%
iShares MSCI EAFE Min Vol Factor ETF (E)	322,532	20,419,501
iShares MSCI Emerging Markets Min Vol Factor ETF (E)	108,766	6,028,899

		26,448,400

U.S. Equity Funds - 29.4%
iShares MSCI USA Min Vol Factor ETF (E)	248,474	17,445,360
iShares MSCI USA Momentum Factor ETF	123,385	16,826,012
iShares MSCI USA Quality Factor ETF	150,312	16,794,360
iShares MSCI USA Size Factor ETF (E)	92,600	10,188,778
iShares MSCI USA Value Factor ETF (E)	183,825	16,639,839

		77,894,349

U.S. Fixed Income Funds - 60.4%
iShares Broad USD Investment Grade Corporate Bond ETF (E)	517,382	26,370,961
iShares Core U.S. Aggregate Bond ETF	1,316,158	133,826,945

		160,197,906

Total Exchange-Traded Funds (Cost $259,577,483)		264,540,655

	Shares	Value
OTHER INVESTMENT COMPANY - 13.0%
Securities Lending Collateral - 13.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.54% (F)	34,321,212	$ 34,321,212

Total Other Investment Company (Cost $34,321,212)		34,321,212

	Principal	Value
REPURCHASE AGREEMENT - 0.1%
Fixed Income Clearing Corp., 0.35% (F), dated 06/30/2022, to be repurchased at $187,693 on 07/01/2022. Collateralized by a U.S. Government Obligation, 3.00%, due 06/30/2024, and with a value of $191,490.	$ 187,691	187,691

Total Repurchase Agreement (Cost $187,691)		187,691

Total Investments (Cost $294,096,083)		299,049,558
Net Other Assets (Liabilities) - (12.9)%		(34,132,970)

Net Assets - 100.0%		$264,916,588

INVESTMENT VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (H)	Value
ASSETS
Investments
Common Stock	$—	$—	$0	$0
Exchange-Traded Funds	264,540,655	—	—	264,540,655
Other Investment Company	34,321,212	—	—	34,321,212
Repurchase Agreement	—	187,691	—	187,691

Total Investments	$298,861,867	$187,691	$0	$299,049,558

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Security is Level 3 of the fair value hierarchy.
(B)	Non-income producing security.
(C)	Security deemed worthless.
(D)	Fair valued as determined in good faith in accordance with procedures established by the Board. At June 30, 2022, the value of the security is $0, representing less than 0.1% of the Portfolio’s net assets.
(E)	All or a portion of the securities are on loan. The total value of all securities on loan is $45,736,348, collateralized by cash collateral of $34,321,212 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $12,405,414. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(F)	Rates disclosed reflect the yields at June 30, 2022.
(G)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2022. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(H)	Level 3 securities were not considered significant to the Portfolio.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock iShares Edge 40 VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2022

(unaudited)

Assets:
Investments, at value (cost $293,908,392) (including securities loaned of $45,736,348)	$298,861,867
Repurchase agreement, at value (cost $187,691)	187,691
Foreign currency, at value (cost $666)	649
Receivables and other assets:
Investments sold	4,217,037
Net income from securities lending	18,145
Shares of beneficial interest sold	4,787
Tax reclaims	17,803
Prepaid expenses	1,167

Total assets	303,309,146

Liabilities:
Cash collateral received upon return of:
Securities on loan	34,321,212
Payables and other liabilities:
Investments purchased	3,841,070
Shares of beneficial interest redeemed	51,977
Investment management fees	55,200
Distribution and service fees	50,858
Transfer agent costs	695
Trustees, CCO and deferred compensation fees	4,165
Audit and tax fees	14,448
Custody fees	6,979
Legal fees	2,501
Printing and shareholder reports fees	34,964
Other accrued expenses	8,489

Total liabilities	38,392,558

Net assets	$264,916,588

Net assets consist of:
Capital stock ($0.01 par value)	$303,703
Additional paid-in capital	239,734,331
Total distributable earnings (accumulated losses)	24,878,554

Net assets	$264,916,588

Net assets by class:
Initial Class	$20,914,692
Service Class	244,001,896

Shares outstanding:
Initial Class	2,376,796
Service Class	27,993,512

Net asset value and offering price per share:
Initial Class	$8.80
Service Class	8.72

STATEMENT OF OPERATIONS

For the period ended June 30, 2022

(unaudited)

Investment Income:
Dividend income	$2,567,801
Interest income	37
Net income from securities lending	73,861

Total investment income	2,641,699

Expenses:
Investment management fees	441,587
Distribution and service fees:
Service Class	339,533
Transfer agent costs	1,721
Trustees, CCO and deferred compensation fees	5,270
Audit and tax fees	14,669
Custody fees	15,056
Legal fees	9,125
Printing and shareholder reports fees	13,006
Other	10,842

Total expenses before waiver and/or reimbursement and recapture	850,809

Expenses waived and/or reimbursed:
Initial Class	(5,693)
Service Class	(67,905)

Net expenses	777,211

Net investment income (loss)	1,864,488

Net realized gain (loss) on:
Investments	2,649,638

Net change in unrealized appreciation (depreciation) on:
Investments	(49,288,190)
Translation of assets and liabilities denominated in foreign currencies	(1,605)

Net change in unrealized appreciation (depreciation)	(49,289,795)

Net realized and change in unrealized gain (loss)	(46,640,157)

Net increase (decrease) in net assets resulting from operations	$(44,775,669)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock iShares Edge 40 VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2022 (unaudited)	December 31, 2021
From operations:
Net investment income (loss)	$1,864,488	$4,395,930
Net realized gain (loss)	2,649,638	11,258,130
Net change in unrealized appreciation (depreciation)	(49,289,795)	3,888,104

Net increase (decrease) in net assets resulting from operations	(44,775,669)	19,542,164

Dividends and/or distributions to shareholders:
Initial Class	—	(1,030,888)
Service Class	—	(11,082,234)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(12,113,122)

Capital share transactions:
Proceeds from shares sold:
Initial Class	587,358	2,079,012
Service Class	2,642,234	5,861,204

	3,229,592	7,940,216

Dividends and/or distributions reinvested:
Initial Class	—	1,030,888
Service Class	—	11,082,234

	—	12,113,122

Cost of shares redeemed:
Initial Class	(1,610,271)	(6,327,714)
Service Class	(25,059,661)	(38,612,952)

	(26,669,932)	(44,940,666)

Net increase (decrease) in net assets resulting from capital share transactions	(23,440,340)	(24,887,328)

Net increase (decrease) in net assets	(68,216,009)	(17,458,286)

Net assets:
Beginning of period/year	333,132,597	350,590,883

End of period/year	$264,916,588	$333,132,597

Capital share transactions - shares:
Shares issued:
Initial Class	60,329	206,034
Service Class	281,742	582,394

	342,071	788,428

Shares reinvested:
Initial Class	—	101,465
Service Class	—	1,099,428

	—	1,200,893

Shares redeemed:
Initial Class	(169,751)	(624,880)
Service Class	(2,697,644)	(3,837,593)

	(2,867,395)	(4,462,473)

Net increase (decrease) in shares outstanding:
Initial Class	(109,422)	(317,381)
Service Class	(2,415,902)	(2,155,771)

	(2,525,324)	(2,473,152)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock iShares Edge 40 VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2022 (unaudited)		December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017
Net asset value, beginning of period/year	$10.20		$9.98	$9.39	$9.61	$10.22	$9.48

Investment operations:
Net investment income (loss) (A)	0.07		0.15	0.17	0.24	0.20	0.14
Net realized and unrealized gain (loss)	(1.47)		0.45	0.72	1.18	(0.62)	0.78

Total investment operations	(1.40)		0.60	0.89	1.42	(0.42)	0.92

Dividends and/or distributions to shareholders:
Net investment income	—		(0.18)	(0.23)	(0.24)	(0.19)	(0.18)
Net realized gains	—		(0.20)	(0.07)	(1.40)	—	—

Total dividends and/or distributions to shareholders	—		(0.38)	(0.30)	(1.64)	(0.19)	(0.18)

Net asset value, end of period/year	$8.80		$10.20	$9.98	$9.39	$9.61	$10.22

Total return	(13.73	)%(B)	6.09%	9.65%	15.31%	(4.14)%	9.74%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$20,915		$25,371	$27,992	$25,439	$24,134	$28,215
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.35	%(D)	0.34%	0.34%	0.34%	0.79%	0.86%
Including waiver and/or reimbursement and recapture (E)	0.30	%(D)(F)	0.29%	0.29%	0.30%	0.77%	0.86%
Net investment income (loss) to average net assets	1.50	%(D)	1.50%	1.84%	2.42%	2.04%	1.46%
Portfolio turnover rate	3	%(B)	6%	13%	4%	136%	28%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Portfolio invests.
(D)	Annualized.
(E)	TAM contractually agreed to waive 0.05% of the average daily net assets from its management fee through May 1, 2022.
(F)	TAM has contractually agreed, through May 1, 2023, to waive from its management fees an amount equal to the sub-advisory fee waiver by the Portfolio’s sub-adviser. These amounts are not subject to recapture by TAM.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2022 (unaudited)		December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017
Net asset value, beginning of period/year	$10.12		$9.91	$9.32	$9.54	$10.15	$9.41

Investment operations:
Net investment income (loss) (A)	0.06		0.13	0.15	0.21	0.18	0.12
Net realized and unrealized gain (loss)	(1.46)		0.44	0.72	1.18	(0.62)	0.77

Total investment operations	(1.40)		0.57	0.87	1.39	(0.44)	0.89

Dividends and/or distributions to shareholders:
Net investment income	—		(0.16)	(0.21)	(0.21)	(0.17)	(0.15)
Net realized gains	—		(0.20)	(0.07)	(1.40)	—	—

Total dividends and/or distributions to shareholders	—		(0.36)	(0.28)	(1.61)	(0.17)	(0.15)

Net asset value, end of period/year	$8.72		$10.12	$9.91	$9.32	$9.54	$10.15

Total return	(13.83	)%(B)	5.78%	9.45%	15.10%	(4.43)%	9.52%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$244,002		$307,762	$322,599	$316,279	$299,266	$349,097
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.60	%(D)	0.59%	0.59%	0.59%	1.04%	1.11%
Including waiver and/or reimbursement and recapture (E)	0.55	%(D)(F)	0.54%	0.54%	0.55%	1.02%	1.11%
Net investment income (loss) to average net assets	1.25	%(D)	1.26%	1.58%	2.17%	1.79%	1.21%
Portfolio turnover rate	3	%(B)	6%	13%	4%	136%	28%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Portfolio invests.
(D)	Annualized.
(E)	TAM contractually agreed to waive 0.05% of the average daily net assets from its management fee through May 1, 2022.
(F)	TAM has contractually agreed, through May 1, 2023, to waive from its management fees an amount equal to the sub-advisory fee waiver by the Portfolio’s sub-adviser. These amounts are not subject to recapture by TAM.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock iShares Edge 40 VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2022

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica BlackRock iShares Edge 40 VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock iShares Edge 40 VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

1. ORGANIZATION (continued)

services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2022, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2022 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business. The Portfolio utilizes various methods to measure the

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock iShares Edge 40 VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

3. INVESTMENT VALUATION (continued)

fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock iShares Edge 40 VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2022, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2022.

Repurchase agreements at June 30, 2022, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2022, if any, are shown on a gross basis within the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock iShares Edge 40 VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2022.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Exchange-Traded Funds	$34,321,212	$—	$—	$—	$34,321,212
Total Borrowings	$34,321,212	$—	$—	$—	$34,321,212

5. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities and other assets may go up or down, sometimes sharply and unpredictably, due to general market conditions, overall economic trends or events, inflation, changes in interest rates, government actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by wars, tariffs, trade disputes or other factors, political developments, investor sentiment, the global and domestic effects of a pandemic or other health emergency, and other factors that may or may not be related to the issuer of the security or other asset. The market prices of securities and other assets also may go down due to events or conditions that affect particular sectors, industries, issuers, or geographies. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets. If the value of the Portfolio’s securities and assets fall, the value of your investment will go down. The Portfolio may experience a substantial or complete loss on any individual security or asset.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, the imposition of economic sanctions, public health events (such as the spread of infectious disease), wars, terrorism, cybersecurity events, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. In the past decade, financial markets throughout the world have experienced increased volatility and decreased liquidity. These conditions may continue or worsen. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down. Securities markets may also be susceptible to market manipulation or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or adversely affect the value of securities traded in these markets, including the Portfolio’s securities.

The pandemic of the novel coronavirus respiratory disease designated COVID-19 has resulted in economic downturns throughout the world, severe losses, particularly to some sectors of the economy and individual issuers, and reduced liquidity of many instruments. There also have been significant disruptions to business operations, including business closures; strained healthcare systems; disruptions to supply chains and employee availability; large fluctuations in consumer demand; and widespread uncertainty regarding the duration and long-term effects of the pandemic. Economic downturns may be prolonged, and political and social instability, continued volatility and decreased liquidity in the securities markets may result. Developing or emerging market countries may be more impacted by the pandemic.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. These and other government intervention into the economy and financial markets may not work as intended. In addition, government actions to mitigate the economic impact of the pandemic have resulted in large expansion of government deficits and debt, the long-term consequences of which are not known. Rates of inflation have recently risen, which could adversely affect economies and markets. The pandemic could continue to adversely affect the value and liquidity of the Portfolio’s investments.

Europe: A number of countries in Europe have experienced severe economic and financial difficulties; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen or spread within or outside Europe. Responses to the financial problems by European governments, central banks and others may not work, may result in conflicts and social unrest and may limit future growth and economic recovery or have other unintended consequences. In January, 2020, through “Brexit,” the United Kingdom withdrew from the European Union. The ramifications of Brexit

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock iShares Edge 40 VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

5. RISK FACTORS (continued)

are unknown, and the implications of possible political, regulatory, economic, and market outcomes could be significant. The United Kingdom has one of the largest economies in Europe and is a major trading partner with European Union countries and the United States. Brexit may create additional and substantial economic stresses for the United Kingdom, including a contraction of the United Kingdom’s economy, decreased trade, capital outflows, devaluation of the British pound, and a decrease in business and consumer spending and investment. The negative impact on not only the United Kingdom and European Union economies but also the broader global economy could be significant. A number of countries in Europe have suffered terror attacks, and additional attacks may occur in the future. Europe has also been struggling with mass migration from the Middle East, Eastern Europe and Africa. The ultimate effects of these events and other socio-political or geopolitical issues could profoundly affect global economies and markets. Whether or not the Portfolio invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of the Portfolio’s investments.

Additional Market Disruption: Russia’s invasion of Ukraine in February, 2022, the resulting responses by the United States and other countries, and the potential for wider conflict, have increased and may continue to increase volatility and uncertainty in financial markets worldwide. The United States and other countries have imposed broad-ranging economic sanctions on Russia and Russian entities and individuals, and may impose additional sanctions, including on other countries that provide military or economic support to Russia. These sanctions, among other things, restrict companies from doing business with Russia and Russian issuers, and may adversely affect companies with economic or financial exposure to Russia and Russian issuers. The extent and duration of Russia’s military actions and the repercussions of such actions are not known. The invasion may widen beyond Ukraine and may escalate, including through retaliatory actions and cyberattacks by Russia and even other countries. These events may result in further and significant market disruptions and may adversely affect regional and global economies including those of Europe and the United States. Certain industries and markets, such as those involving oil, natural gas and other commodities, as well as global supply chains, may be particularly adversely affected. Whether or not the Portfolio invests in securities of issuers located in Russia, Ukraine and adjacent countries or with significant exposure to issuers in these countries, these events could negatively affect the value and liquidity of the Portfolio’s investments.

Asset allocation risk: The Portfolio’s investment performance is significantly impacted by the Portfolio’s asset allocation and reallocation from time to time. The sub-adviser’s decisions whether and when to tactically overweight or underweight asset classes, create and apply formulas for de-risking or ending de-risking and select a mix of underlying portfolios may not produce the desired results. These actions may be unsuccessful in maximizing return and/or avoiding investment losses. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying portfolio or other issuer is incorrect. The sub-adviser may favor an asset class that performs poorly relative to other asset classes. The available underlying portfolios selected by the sub-adviser may underperform the market or similar portfolios.

Underlying exchange-traded funds risk: To the extent the Portfolio invests its assets in underlying ETFs, its ability to achieve its investment objective will depend in part on the performance of the underlying ETFs in which it invests. Investing in underlying ETFs subjects the Portfolio to the risks of investing in the underlying securities or assets held by those ETFs. Each of the underlying ETFs in which the Portfolio may invest has its own investment risks, and those risks can affect the value of the underlying ETFs’ shares and therefore the value of the Portfolio’s investments. There can be no assurance that the investment objective of any underlying ETF will be achieved. In addition, the Portfolio will bear a pro rata portion of the operating expenses of the Underlying ETFs in which it invests.

Smart beta investing risk: Smart beta strategies seek to capture broad, consistent drivers of return and to out-perform traditional index strategies. These strategies may not work as intended. An underlying ETF pursuing a smart beta strategy may not achieve its objective and may not perform as well as other funds using other asset management strategies.

6. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock iShares Edge 40 VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee, CCO and deferred compensation fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints (A)(B)	Rate
First $1 billion	0.30%
Over $1 billion	0.28

(A)	TAM contractually agreed to waive 0.05% of the average daily net assets from its management fee through May 1, 2022.
(B)	TAM has contractually agreed, through May 1, 2023, to waive from its management fees an amount equal to the sub-advisory fee waiver by the Portfolio’s sub-adviser. These amounts are not subject to recapture by TAM.

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net assets. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.31%	May 1, 2023
Service Class	0.56	May 1, 2023

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2022 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2022, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock iShares Edge 40 VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2023. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Technology Holdings, Inc (“SS&C”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C related to applicable sub-transfer agency services. For the period ended June 30, 2022, (i) the expenses paid to SS&C by the Portfolio are referred to as Transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C by the Portfolio are referred to as Transfer agent costs within the Statement of Assets and Liabilities.

Deferred compensation plan: Effective September 23, 2021, the Board has approved the termination of the deferred compensation plan. Payments will be made to applicable current and former Board members consistent with Section 409A of the Code. Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2022, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2022.

7. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2022, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities	Sales of Securities
$ 8,258,800	$ 30,125,772

8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock iShares Edge 40 VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)

As of June 30, 2022, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 294,096,083	$ 15,918,951	$ (10,965,476)	$ 4,953,475

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock iShares Edge 40 VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 15-16, 2022, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica BlackRock iShares Edge 40 VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and BlackRock Investment Management, LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2023.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative fee, expense, and performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock iShares Edge 40 VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2021. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 3-year period, in line with the median for the past 1- and 5-year periods and below the median for the past 10-year period. The Board also noted that the performance of Service Class Shares of the Portfolio was below its composite benchmark for the past 1-, 3-, 5- and 10-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on November 1, 2018 pursuant to its current investment objective, investment strategies and benchmark.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were below the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock iShares Edge 40 VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock iShares Edge 50 VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2022, and held for the entire six-month period until June 30, 2022.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period (B)	Ending Account Value June 30, 2022	Expenses Paid During Period (B)	Net Annualized Expense Ratio (C)
Service Class	$1,000.00	$856.90	$2.44	$1,022.20	$2.66	0.53%

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Net annualized expense ratios, as disclosed in the table, do not include the expenses of the underlying investments in which the Portfolio invests. The net annualized expense ratios, as stated in the fee table of the Portfolio’s Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2022

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Fund	50.6%
U.S. Equity Funds	36.9
International Equity Funds	12.4
Other Investment Company	0.6
Net Other Assets (Liabilities)	(0.5)
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock iShares Edge 50 VP

SCHEDULE OF INVESTMENTS

At June 30, 2022

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.9%
International Equity Funds - 12.4%
iShares MSCI EAFE Min Vol Factor ETF	688,685	$43,600,647
iShares MSCI Emerging Markets Min Vol Factor ETF (A)	228,191	12,648,627

		56,249,274

U.S. Equity Funds - 36.9%
iShares MSCI USA Min Vol Factor ETF	530,632	37,255,673
iShares MSCI USA Momentum Factor ETF	264,191	36,027,727
iShares MSCI USA Quality Factor ETF	321,842	35,959,406
iShares MSCI USA Size Factor ETF	198,446	21,835,013
iShares MSCI USA Value Factor ETF	393,592	35,627,948

		166,705,767

U.S. Fixed Income Fund - 50.6%
iShares Core U.S. Aggregate Bond ETF	2,251,473	228,929,775

Total Exchange-Traded Funds (Cost $458,719,947)		451,884,816

	Shares	Value
OTHER INVESTMENT COMPANY - 0.6%
Securities Lending Collateral - 0.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.54% (B)	2,840,111	$ 2,840,111

Total Other Investment Company (Cost $2,840,111)		2,840,111

Total Investments (Cost $461,560,058)		454,724,927
Net Other Assets (Liabilities) - (0.5)%		(2,150,307)

Net Assets - 100.0%		$452,574,620

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$451,884,816	$—	$—	$451,884,816
Other Investment Company	2,840,111	—	—	2,840,111

Total Investments	$454,724,927	$—	$—	$454,724,927

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of the security on loan is $2,774,050, collateralized by cash collateral of $2,840,111. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(B)	Rate disclosed reflects the yield at June 30, 2022.
(C)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2022. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock iShares Edge 50 VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2022

(unaudited)

Assets:
Unaffiliated investments, at value (cost $461,560,058) (including securities loaned of $2,774,050)	$454,724,927
Cash	553,663
Receivables and other assets:
Investments sold	8,407,126
Net income from securities lending	2,500
Prepaid expenses	2,018

Total assets	463,690,234

Liabilities:
Cash collateral received upon return of:
Securities on loan	2,840,111
Payables and other liabilities:
Investments purchased	8,007,813
Shares of beneficial interest redeemed	40,138
Investment management fees	94,050
Distribution and service fees	94,050
Transfer agent costs	1,033
Trustees, CCO and deferred compensation fees	2,414
Audit and tax fees	10,872
Custody fees	1,153
Legal fees	2,527
Printing and shareholder reports fees	10,903
Other accrued expenses	10,550

Total liabilities	11,115,614

Net assets	$452,574,620

Net assets consist of:
Capital stock ($0.01 par value)	$366,869
Additional paid-in capital	437,132,491
Total distributable earnings (accumulated losses)	15,075,260

Net assets	$452,574,620

Shares outstanding	36,686,909

Net asset value and offering price per share	$12.34

STATEMENT OF OPERATIONS

For the period ended June 30, 2022

(unaudited)

Investment Income:
Dividend income from unaffiliated investments	$4,227,128
Net income from securities lending	12,948

Total investment income	4,240,076

Expenses:
Investment management fees	735,249
Distribution and service fees	612,707
Transfer agent costs	2,765
Trustees, CCO and deferred compensation fees	8,669
Audit and tax fees	11,529
Custody fees	3,667
Legal fees	13,844
Printing and shareholder reports fees	8,441
Other	14,145

Total expenses before waiver and/or reimbursement and recapture	1,411,016

Expense waived and/or reimbursed	(122,541)

Net expenses	1,288,475

Net investment income (loss)	2,951,601

Net realized gain (loss) on:
Unaffiliated investments	1,793,369

Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(81,524,677)

Net realized and change in unrealized gain (loss)	(79,731,308)

Net increase (decrease) in net assets resulting from operations	$(76,779,707)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock iShares Edge 50 VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2022 (unaudited)	December 31, 2021
From operations:
Net investment income (loss)	$2,951,601	$6,165,688
Net realized gain (loss)	1,793,369	11,314,529
Net change in unrealized appreciation (depreciation)	(81,524,677)	21,234,149

Net increase (decrease) in net assets resulting from operations	(76,779,707)	38,714,366

Dividends and/or distributions to shareholders:
Dividends and/or distributions to shareholders	—	(12,987,077)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(12,987,077)

Capital share transactions:
Proceeds from shares sold	8,620,902	38,532,515
Dividends and/or distributions reinvested	—	12,987,077
Cost of shares redeemed	(19,626,528)	(25,855,212)

Net increase (decrease) in net assets resulting from capital share transactions	(11,005,626)	25,664,380

Net increase (decrease) in net assets	(87,785,333)	51,391,669

Net assets:
Beginning of period/year	540,359,953	488,968,284

End of period/year	$452,574,620	$540,359,953

Capital share transactions - shares:
Shares issued	645,871	2,755,658
Shares reinvested	—	908,823
Shares redeemed	(1,491,844)	(1,828,541)

Net increase (decrease) in shares outstanding	(845,973)	1,835,940

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2022 (unaudited)		December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017
Net asset value, beginning of period/year	$14.40		$13.70	$12.68	$11.04	$11.49	$10.27

Investment operations:
Net investment income (loss) (A)	0.08		0.17	0.19	0.27	0.23	0.18
Net realized and unrealized gain (loss)	(2.14)		0.89	1.03	1.50	(0.52)	1.14

Total investment operations	(2.06)		1.06	1.22	1.77	(0.29)	1.32

Dividends and/or distributions to shareholders:
Net investment income	—		(0.16)	(0.16)	(0.11)	(0.10)	(0.08)
Net realized gains	—		(0.20)	(0.04)	(0.02)	(0.06)	(0.02)

Total dividends and/or distributions to shareholders	—		(0.36)	(0.20)	(0.13)	(0.16)	(0.10)

Net asset value, end of period/year	$12.34		$14.40	$13.70	$12.68	$11.04	$11.49

Total return	(14.31	)%(B)	7.74%	9.72%	16.04%	(2.62)%	12.85%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$452,575		$540,360	$488,968	$328,313	$149,894	$71,329
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.58	%(D)	0.57%	0.58%	0.58%	0.60%	0.61%
Including waiver and/or reimbursement and recapture (E)	0.53	%(D)(F)	0.52%	0.53%	0.54%	0.56%	0.56%
Net investment income (loss) to average net assets	1.20	%(D)	1.19%	1.48%	2.21%	2.03%	1.65%
Portfolio turnover rate	4	%(B)	7%	11%	2%	6%	9%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Portfolio invests.
(D)	Annualized.
(E)	TAM contractually agreed to waive 0.05% of the average daily net assets from its management fee through May 1, 2022.
(F)	TAM has contractually agreed, through May 1, 2023, to waive from its management fees an amount equal to the sub-advisory fee waiver by the Portfolio’s sub-adviser. These amounts are not subject to recapture by TAM.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock iShares Edge 50 VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2022

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica BlackRock iShares Edge 50 VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers one class of shares, Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock iShares Edge 50 VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

1. ORGANIZATION (continued)

services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2022, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2022 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock iShares Edge 50 VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

3. INVESTMENT VALUATION (continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2022, the Portfolio has not utilized the program.

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2022, if any, are shown on a gross basis within the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock iShares Edge 50 VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2022.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Exchange-Traded Funds	$2,840,111	$—	$—	$—	$2,840,111
Total Borrowings	$2,840,111	$—	$—	$—	$2,840,111

5. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities and other assets may go up or down, sometimes sharply and unpredictably, due to general market conditions, overall economic trends or events, inflation, changes in interest rates, government actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by wars, tariffs, trade disputes or other factors, political developments, investor sentiment, the global and domestic effects of a pandemic or other health emergency, and other factors that may or may not be related to the issuer of the security or other asset. The market prices of securities and other assets also may go down due to events or conditions that affect particular sectors, industries, issuers, or geographies. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets. If the value of the Portfolio’s securities and assets fall, the value of your investment will go down. The Portfolio may experience a substantial or complete loss on any individual security or asset.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, the imposition of economic sanctions, public health events (such as the spread of infectious disease), wars, terrorism, cybersecurity events, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. In the past decade, financial markets throughout the world have experienced increased volatility and decreased liquidity. These conditions may continue or worsen. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down. Securities markets may also be susceptible to market manipulation or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or adversely affect the value of securities traded in these markets, including the Portfolio’s securities.

The pandemic of the novel coronavirus respiratory disease designated COVID-19 has resulted in economic downturns throughout the world, severe losses, particularly to some sectors of the economy and individual issuers, and reduced liquidity of many instruments. There also have been significant disruptions to business operations, including business closures; strained healthcare systems; disruptions to supply chains and employee availability; large fluctuations in consumer demand; and widespread uncertainty regarding the duration and long-term effects of the pandemic. Economic downturns may be prolonged, and political and social instability, continued volatility and decreased liquidity in the securities markets may result. Developing or emerging market countries may be more impacted by the pandemic.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. These and other government intervention into the economy and financial markets may not work as intended. In addition, government actions to mitigate the economic impact of the pandemic have resulted in large expansion of government deficits and debt, the long-term consequences of which are not known. Rates of inflation have recently risen, which could adversely affect economies and markets. The pandemic could continue to adversely affect the value and liquidity of the Portfolio’s investments.

Europe: A number of countries in Europe have experienced severe economic and financial difficulties; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen or spread within or outside Europe. Responses to the financial problems by European governments, central banks and others may not work, may result in conflicts and social unrest and may limit future growth and economic recovery or have other unintended consequences. In January, 2020, through “Brexit,” the United Kingdom withdrew from the European Union. The ramifications of Brexit

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock iShares Edge 50 VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

5. RISK FACTORS (continued)

are unknown, and the implications of possible political, regulatory, economic, and market outcomes could be significant. The United Kingdom has one of the largest economies in Europe and is a major trading partner with European Union countries and the United States. Brexit may create additional and substantial economic stresses for the United Kingdom, including a contraction of the United Kingdom’s economy, decreased trade, capital outflows, devaluation of the British pound, and a decrease in business and consumer spending and investment. The negative impact on not only the United Kingdom and European Union economies but also the broader global economy could be significant. A number of countries in Europe have suffered terror attacks, and additional attacks may occur in the future. Europe has also been struggling with mass migration from the Middle East, Eastern Europe and Africa. The ultimate effects of these events and other socio-political or geopolitical issues could profoundly affect global economies and markets. Whether or not the Portfolio invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of the Portfolio’s investments.

Additional Market Disruption: Russia’s invasion of Ukraine in February, 2022, the resulting responses by the United States and other countries, and the potential for wider conflict, have increased and may continue to increase volatility and uncertainty in financial markets worldwide. The United States and other countries have imposed broad-ranging economic sanctions on Russia and Russian entities and individuals, and may impose additional sanctions, including on other countries that provide military or economic support to Russia. These sanctions, among other things, restrict companies from doing business with Russia and Russian issuers, and may adversely affect companies with economic or financial exposure to Russia and Russian issuers. The extent and duration of Russia’s military actions and the repercussions of such actions are not known. The invasion may widen beyond Ukraine and may escalate, including through retaliatory actions and cyberattacks by Russia and even other countries. These events may result in further and significant market disruptions and may adversely affect regional and global economies including those of Europe and the United States. Certain industries and markets, such as those involving oil, natural gas and other commodities, as well as global supply chains, may be particularly adversely affected. Whether or not the Portfolio invests in securities of issuers located in Russia, Ukraine and adjacent countries or with significant exposure to issuers in these countries, these events could negatively affect the value and liquidity of the Portfolio’s investments.

Asset allocation risk: The Portfolio’s investment performance is significantly impacted by the Portfolio’s asset allocation and reallocation from time to time. The sub-adviser’s decisions whether and when to tactically overweight or underweight asset classes, create and apply formulas for de-risking or ending de-risking and select a mix of underlying portfolios may not produce the desired results. These actions may be unsuccessful in maximizing return and/or avoiding investment losses. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying portfolio or other issuer is incorrect. The sub-adviser may favor an asset class that performs poorly relative to other asset classes. The available underlying portfolios selected by the sub-adviser may underperform the market or similar portfolios.

Underlying exchange-traded funds risk: To the extent the Portfolio invests its assets in underlying ETFs, its ability to achieve its investment objective will depend in part on the performance of the underlying ETFs in which it invests. Investing in underlying ETFs subjects the Portfolio to the risks of investing in the underlying securities or assets held by those ETFs. Each of the underlying ETFs in which the Portfolio may invest has its own investment risks, and those risks can affect the value of the underlying ETFs’ shares and therefore the value of the Portfolio’s investments. There can be no assurance that the investment objective of any underlying ETF will be achieved. In addition, the Portfolio will bear a pro rata portion of the operating expenses of the underlying ETFs in which it invests.

Smart beta investing risk: Smart beta strategies seek to capture broad, consistent drivers of return and to out-perform traditional index strategies. These strategies may not work as intended. An underlying ETF pursuing a smart beta strategy may not achieve its objective and may not perform as well as other funds using other asset management strategies.

6. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock iShares Edge 50 VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee, CCO and deferred compensation fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints (A)(B)	Rate
First $1 billion	0.30%
Over $1 billion	0.28

(A)	TAM contractually agreed to waive 0.05% of the average daily net assets from its management fee through May 1, 2022.
(B)	TAM has contractually agreed, through May 1, 2023, to waive from its management fees an amount equal to the sub-advisory fee waiver by the Portfolio’s sub-adviser. These amounts are not subject to recapture by TAM.

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net assets. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Service Class	0.56%	May 1, 2023

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2022 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2022, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock iShares Edge 50 VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets up to an annual fee of 0.25% of Service Class shares.

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Technology Holdings, Inc (“SS&C”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C related to applicable sub-transfer agency services. For the period ended June 30, 2022, (i) the expenses paid to SS&C by the Portfolio are referred to as Transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C by the Portfolio are referred to as Transfer agent costs within the Statement of Assets and Liabilities.

Deferred compensation plan: Effective September 23, 2021, the Board has approved the termination of the deferred compensation plan. Payments will be made to applicable current and former Board members consistent with Section 409A of the Code. Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2022, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2022.

7. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2022, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities	Sales of Securities
$ 18,397,431	$ 26,678,758

8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2022, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 461,560,058	$ 22,759,575	$ (29,594,706)	$ (6,835,131)

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock iShares Edge 50 VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 15-16, 2022, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica BlackRock iShares Edge 50 VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and BlackRock Investment Management, LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2023.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock iShares Edge 50 VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2021. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was below the median for its peer universe for the past 1-, 3- and 5-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was below its composite benchmark for the past 1-, 3- and 5-year periods.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was in line with the median for its peer group and above the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were below the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock iShares Edge 50 VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock iShares Edge 75 VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2022, and held for the entire six-month period until June 30, 2022.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period (B)	Ending Account Value June 30, 2022	Expenses Paid During Period (B)	Net Annualized Expense Ratio (C)
Service Class	$1,000.00	$837.00	$2.46	$1,022.10	$2.71	0.54%

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Net annualized expense ratios, as disclosed in the table, do not include the expenses of the underlying investments in which the Portfolio invests. The net annualized expense ratios, as stated in the fee table of the Portfolio’s Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2022

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Equity Funds	55.8%
U.S. Fixed Income Fund	25.5
International Equity Funds	18.6
Other Investment Company	0.1
Net Other Assets (Liabilities)	0.0 *
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

*	Percentage rounds to less than 0.1% or (0.1)%.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock iShares Edge 75 VP

SCHEDULE OF INVESTMENTS

At June 30, 2022

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.9%
International Equity Funds - 18.6%
iShares MSCI EAFE Min Vol Factor ETF	391,910	$24,811,822
iShares MSCI Emerging Markets Min Vol Factor ETF (A)	126,033	6,986,010

		31,797,832

U.S. Equity Funds - 55.8%
iShares MSCI USA Min Vol Factor ETF	304,161	21,355,144
iShares MSCI USA Momentum Factor ETF	150,283	20,494,092
iShares MSCI USA Quality Factor ETF	183,074	20,454,858
iShares MSCI USA Size Factor ETF	115,133	12,668,084
iShares MSCI USA Value Factor ETF	227,236	20,569,403

		95,541,581

U.S. Fixed Income Fund - 25.5%
iShares Core U.S. Aggregate Bond ETF	430,097	43,732,263

Total Exchange-Traded Funds (Cost $167,568,139)		171,071,676

	Shares	Value
OTHER INVESTMENT COMPANY - 0.1%
Securities Lending Collateral - 0.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.54% (B)	243,344	$ 243,344

Total Other Investment Company (Cost $243,344)		243,344

Total Investments (Cost $167,811,483)		171,315,020
Net Other Assets (Liabilities) - 0.0% (C)		27,014

Net Assets - 100.0%		$171,342,034

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$171,071,676	$—	$—	$171,071,676
Other Investment Company	243,344	—	—	243,344

Total Investments	$171,315,020	$—	$—	$171,315,020

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of the security on loan is $237,684, collateralized by cash collateral of $243,344. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(B)	Rate disclosed reflects the yield at June 30, 2022.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2022. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock iShares Edge 75 VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2022

(unaudited)

Assets:
Unaffiliated investments, at value (cost $167,811,483) (including securities loaned of $237,684)	$171,315,020
Receivables and other assets:
Investments sold	3,786,804
Net income from securities lending	2,639
Prepaid expenses	808

Total assets	175,105,271

Liabilities:
Cash collateral received upon return of:
Securities on loan	243,344
Payables and other liabilities:
Investments purchased	3,327,217
Shares of beneficial interest redeemed	4,973
Due to custodian	92,793
Investment management fees	35,922
Distribution and service fees	35,922
Transfer agent costs	439
Trustees, CCO and deferred compensation fees	1,143
Audit and tax fees	9,754
Custody fees	559
Legal fees	1,161
Printing and shareholder reports fees	3,222
Other accrued expenses	6,788

Total liabilities	3,763,237

Net assets	$171,342,034

Net assets consist of:
Capital stock ($0.01 par value)	$126,321
Additional paid-in capital	153,783,023
Total distributable earnings (accumulated losses)	17,432,690

Net assets	$171,342,034

Shares outstanding	12,632,098

Net asset value and offering price per share	$13.56

STATEMENT OF OPERATIONS

For the period ended June 30, 2022

(unaudited)

Investment Income:
Dividend income from unaffiliated investments	$1,699,316
Net income from securities lending	8,715

Total investment income	1,708,031

Expenses:
Investment management fees	289,132
Distribution and service fees	240,943
Transfer agent costs	1,118
Trustees, CCO and deferred compensation fees	3,442
Audit and tax fees	9,931
Custody fees	3,229
Legal fees	5,635
Printing and shareholder reports fees	3,255
Other	8,542

Total expenses before waiver and/or reimbursement and recapture	565,227

Expense waived and/or reimbursed	(48,189)

Net expenses	517,038

Net investment income (loss)	1,190,993

Net realized gain (loss) on:
Unaffiliated investments	2,655,200

Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(38,487,817)

Net realized and change in unrealized gain (loss)	(35,832,617)

Net increase (decrease) in net assets resulting from operations	$(34,641,624)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock iShares Edge 75 VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2022 (unaudited)	December 31, 2021
From operations:
Net investment income (loss)	$1,190,993	$2,447,890
Net realized gain (loss)	2,655,200	7,784,550
Net change in unrealized appreciation (depreciation)	(38,487,817)	15,386,735

Net increase (decrease) in net assets resulting from operations	(34,641,624)	25,619,175

Dividends and/or distributions to shareholders:
Dividends and/or distributions to shareholders	—	(6,612,514)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(6,612,514)

Capital share transactions:
Proceeds from shares sold	7,351,770	24,464,911
Dividends and/or distributions reinvested	—	6,612,514
Cost of shares redeemed	(20,356,643)	(26,149,119)

Net increase (decrease) in net assets resulting from capital share transactions	(13,004,873)	4,928,306

Net increase (decrease) in net assets	(47,646,497)	23,934,967

Net assets:
Beginning of period/year	218,988,531	195,053,564

End of period/year	$171,342,034	$218,988,531

Capital share transactions - shares:
Shares issued	493,306	1,576,303
Shares reinvested	—	414,838
Shares redeemed	(1,376,641)	(1,665,736)

Net increase (decrease) in shares outstanding	(883,335)	325,405

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2022 (unaudited)		December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017
Net asset value, beginning of period/year	$16.20		$14.79	$13.66	$11.50	$12.13	$10.34

Investment operations:
Net investment income (loss) (A)	0.09		0.18	0.18	0.27	0.24	0.19
Net realized and unrealized gain (loss)	(2.73)		1.73	1.20	2.06	(0.70)	1.66

Total investment operations	(2.64)		1.91	1.38	2.33	(0.46)	1.85

Dividends and/or distributions to shareholders:
Net investment income	—		(0.17)	(0.18)	(0.12)	(0.11)	(0.05)
Net realized gains	—		(0.33)	(0.07)	(0.05)	(0.06)	(0.01)

Total dividends and/or distributions to shareholders	—		(0.50)	(0.25)	(0.17)	(0.17)	(0.06)

Net asset value, end of period/year	$13.56		$16.20	$14.79	$13.66	$11.50	$12.13

Total return	(16.30	)%(B)	12.94%	10.26%	20.28%	(3.91)%	17.96%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$171,342		$218,989	$195,054	$139,315	$74,474	$39,053
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.59	%(D)	0.58%	0.59%	0.60%	0.62%	0.67%
Including waiver and/or reimbursement and recapture (E)	0.54	%(D)(F)	0.53%	0.56%	0.56%	0.56%	0.56%
Net investment income (loss) to average net assets	1.24	%(D)	1.16%	1.37%	2.11%	1.94%	1.70%
Portfolio turnover rate	4	%(B)	14%	13%	4%	9%	10%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Portfolio invests.
(D)	Annualized.
(E)	TAM contractually agreed to waive 0.05% of the average daily net assets from its management fee through May 1, 2022.
(F)	TAM has contractually agreed, through May 1, 2023, to waive from its management fees an amount equal to the sub-advisory fee waiver by the Portfolio’s sub-adviser. These amounts are not subject to recapture by TAM.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock iShares Edge 75 VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2022

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica BlackRock iShares Edge 75 VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers one class of shares, Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock iShares Edge 75 VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

1. ORGANIZATION (continued)

services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2022, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Cash overdraft: The Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the Federal Funds Rate.

Payables, if any, are reflected as Due to custodian within the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts are reflected in Custody fees within the Statement of Operations. Expenses, if any, from foreign cash overdrafts are reflected in Other expenses within the Statement of Operations.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2022 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock iShares Edge 75 VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

3. INVESTMENT VALUATION (continued)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2022, the Portfolio has not utilized the program.

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock iShares Edge 75 VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2022, if any, are shown on a gross basis within the Schedule of Investments.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2022.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Exchange-Traded Funds	$243,344	$—	$—	$—	$243,344
Total Borrowings	$243,344	$—	$—	$—	$243,344

5. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities and other assets may go up or down, sometimes sharply and unpredictably, due to general market conditions, overall economic trends or events, inflation, changes in interest rates, government actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by wars, tariffs, trade disputes or other factors, political developments, investor sentiment, the global and domestic effects of a pandemic or other health emergency, and other factors that may or may not be related to the issuer of the security or other asset. The market prices of securities and other assets also may go down due to events or conditions that affect particular sectors, industries, issuers, or geographies. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets. If the value of the Portfolio’s securities and assets fall, the value of your investment will go down. The Portfolio may experience a substantial or complete loss on any individual security or asset.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, the imposition of economic sanctions, public health events (such as the spread of infectious disease), wars, terrorism, cybersecurity events, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. In the past decade, financial markets throughout the world have experienced increased volatility and decreased liquidity. These conditions may continue or worsen. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down. Securities markets may also be susceptible to market manipulation or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or adversely affect the value of securities traded in these markets, including the Portfolio’s securities.

The pandemic of the novel coronavirus respiratory disease designated COVID-19 has resulted in economic downturns throughout the world, severe losses, particularly to some sectors of the economy and individual issuers, and reduced liquidity of many instruments. There also have been significant disruptions to business operations, including business closures; strained healthcare systems; disruptions to supply chains and employee availability; large fluctuations in consumer demand; and widespread uncertainty regarding the duration and long-term effects of the pandemic. Economic downturns may be prolonged, and political and social instability, continued volatility and decreased liquidity in the securities markets may result. Developing or emerging market countries may be more impacted by the pandemic.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. These and other government intervention into the economy and financial markets may not work as intended. In addition, government actions to mitigate the economic impact of the pandemic have resulted in large expansion of government deficits and debt, the long-term consequences of

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock iShares Edge 75 VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

5. RISK FACTORS (continued)

which are not known. Rates of inflation have recently risen, which could adversely affect economies and markets. The pandemic could continue to adversely affect the value and liquidity of the Portfolio’s investments.

Europe: A number of countries in Europe have experienced severe economic and financial difficulties; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen or spread within or outside Europe. Responses to the financial problems by European governments, central banks and others may not work, may result in conflicts and social unrest and may limit future growth and economic recovery or have other unintended consequences. In January, 2020, through “Brexit,” the United Kingdom withdrew from the European Union. The ramifications of Brexit are unknown, and the implications of possible political, regulatory, economic, and market outcomes could be significant. The United Kingdom has one of the largest economies in Europe and is a major trading partner with European Union countries and the United States. Brexit may create additional and substantial economic stresses for the United Kingdom, including a contraction of the United Kingdom’s economy, decreased trade, capital outflows, devaluation of the British pound, and a decrease in business and consumer spending and investment. The negative impact on not only the United Kingdom and European Union economies but also the broader global economy could be significant. A number of countries in Europe have suffered terror attacks, and additional attacks may occur in the future. Europe has also been struggling with mass migration from the Middle East, Eastern Europe and Africa. The ultimate effects of these events and other socio-political or geopolitical issues could profoundly affect global economies and markets. Whether or not the Portfolio invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of the Portfolio’s investments.

Additional Market Disruption: Russia’s invasion of Ukraine in February, 2022, the resulting responses by the United States and other countries, and the potential for wider conflict, have increased and may continue to increase volatility and uncertainty in financial markets worldwide. The United States and other countries have imposed broad-ranging economic sanctions on Russia and Russian entities and individuals, and may impose additional sanctions, including on other countries that provide military or economic support to Russia. These sanctions, among other things, restrict companies from doing business with Russia and Russian issuers, and may adversely affect companies with economic or financial exposure to Russia and Russian issuers. The extent and duration of Russia’s military actions and the repercussions of such actions are not known. The invasion may widen beyond Ukraine and may escalate, including through retaliatory actions and cyberattacks by Russia and even other countries. These events may result in further and significant market disruptions and may adversely affect regional and global economies including those of Europe and the United States. Certain industries and markets, such as those involving oil, natural gas and other commodities, as well as global supply chains, may be particularly adversely affected. Whether or not the Portfolio invests in securities of issuers located in Russia, Ukraine and adjacent countries or with significant exposure to issuers in these countries, these events could negatively affect the value and liquidity of the Portfolio’s investments.

Asset allocation risk: The Portfolio’s investment performance is significantly impacted by the Portfolio’s asset allocation and reallocation from time to time. The sub-adviser’s decisions whether and when to tactically overweight or underweight asset classes, create and apply formulas for de-risking or ending de-risking and select a mix of underlying portfolios may not produce the desired results. These actions may be unsuccessful in maximizing return and/or avoiding investment losses. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying portfolio or other issuer is incorrect. The sub-adviser may favor an asset class that performs poorly relative to other asset classes. The available underlying portfolios selected by the sub-adviser may underperform the market or similar portfolios.

Underlying exchange-traded funds risk: To the extent the Portfolio invests its assets in underlying ETFs, its ability to achieve its investment objective will depend in part on the performance of the underlying ETFs in which it invests. Investing in underlying ETFs subjects the Portfolio to the risks of investing in the underlying securities or assets held by those ETFs. Each of the underlying ETFs in which the Portfolio may invest has its own investment risks, and those risks can affect the value of the underlying ETFs’ shares and therefore the value of the Portfolio’s investments. There can be no assurance that the investment objective of any underlying ETF will be achieved. In addition, the Portfolio will bear a pro rata portion of the operating expenses of the underlying ETFs in which it invests.

Smart beta investing risk: Smart beta strategies seek to capture broad, consistent drivers of return and to out-perform traditional index strategies. These strategies may not work as intended. An underlying ETF pursuing a smart beta strategy may not achieve its objective and may not perform as well as other funds using other asset management strategies.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock iShares Edge 75 VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee, CCO and deferred compensation fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints (A)(B)	Rate
First $1 billion	0.30%
Over $1 billion	0.28

(A)	TAM contractually agreed to waive 0.05% of the average daily net assets from its management fee through May 1, 2022.
(B)	TAM has contractually agreed, through May 1, 2023, to waive from its management fees an amount equal to the sub-advisory fee waiver by the Portfolio’s sub-adviser. These amounts are not subject to recapture by TAM.

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net assets. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Service Class	0.56%	May 1, 2023

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2022 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2022, there are no amounts available for recapture by TAM.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock iShares Edge 75 VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets up to an annual fee of 0.25% of Service Class shares.

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Technology Holdings, Inc (“SS&C”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C related to applicable sub-transfer agency services. For the period ended June 30, 2022, (i) the expenses paid to SS&C by the Portfolio are referred to as Transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C by the Portfolio are referred to as Transfer agent costs within the Statement of Assets and Liabilities.

Deferred compensation plan: Effective September 23, 2021, the Board has approved the termination of the deferred compensation plan. Payments will be made to applicable current and former Board members consistent with Section 409A of the Code. Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2022, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2022.

7. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2022, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities	Sales of Securities
$ 8,668,419	$ 20,615,768

8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock iShares Edge 75 VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)

investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2022, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 167,811,483	$ 11,811,780	$ (8,308,243)	$ 3,503,537

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock iShares Edge 75 VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 15-16, 2022, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica BlackRock iShares Edge 75 VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and BlackRock Investment Management, LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2023.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative fee, expense, and performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock iShares Edge 75 VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2021. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was in line with the median for its peer universe for the past 5-year period and below the median for the past 1- and 3-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was below its composite benchmark for the past 1-, 3- and 5-year periods.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were below the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock iShares Edge 75 VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock iShares Edge 100 VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2022, and held for the entire six-month period until June 30, 2022.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period (B)	Ending Account Value June 30, 2022	Expenses Paid During Period (B)	Net Annualized Expense Ratio (C)
Service Class	$1,000.00	$817.60	$2.48	$1,022.10	$2.76	0.55%

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Net annualized expense ratios, as disclosed in the table, do not include the expenses of the underlying investments in which the Portfolio invests. The net annualized expense ratios, as stated in the fee table of the Portfolio’s Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2022

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Equity Funds	74.6%
International Equity Funds	25.3
Other Investment Company	3.1
Net Other Assets (Liabilities)	(3.0)
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock iShares Edge 100 VP

SCHEDULE OF INVESTMENTS

At June 30, 2022

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.9%
International Equity Funds - 25.3%
iShares MSCI EAFE Min Vol Factor ETF	263,007	$16,650,973
iShares MSCI Emerging Markets Min Vol Factor ETF (A)	85,751	4,753,178

		21,404,151

U.S. Equity Funds - 74.6%
iShares MSCI USA Min Vol Factor ETF	198,039	13,904,318
iShares MSCI USA Momentum Factor ETF	98,963	13,495,584
iShares MSCI USA Quality Factor ETF	120,557	13,469,834
iShares MSCI USA Size Factor ETF	76,843	8,455,035
iShares MSCI USA Value Factor ETF (A)	150,749	13,645,800

		62,970,571

Total Exchange-Traded Funds (Cost $76,739,995)		84,374,722

	Shares	Value
OTHER INVESTMENT COMPANY - 3.1%
Securities Lending Collateral - 3.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.54% (B)	2,613,823	$ 2,613,823

Total Other Investment Company (Cost $2,613,823)		2,613,823

Total Investments (Cost $79,353,818)		86,988,545
Net Other Assets (Liabilities) - (3.0)%		(2,564,744)

Net Assets - 100.0%		$84,423,801

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$84,374,722	$—	$—	$84,374,722
Other Investment Company	2,613,823	—	—	2,613,823

Total Investments	$86,988,545	$—	$—	$86,988,545

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $2,555,904, collateralized by cash collateral of $2,613,823. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate disclosed reflects the yield at June 30, 2022.
(C)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2022. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock iShares Edge 100 VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2022

(unaudited)

Assets:
Unaffiliated investments, at value (cost $79,353,818) (including securities loaned of $2,555,904)	$86,988,545
Cash	127,946
Receivables and other assets:
Investments sold	1,261,706
Net income from securities lending	1,409
Prepaid expenses	388

Total assets	88,379,994

Liabilities:
Cash collateral received upon return of:
Securities on loan	2,613,823
Payables and other liabilities:
Investments purchased	1,255,092
Shares of beneficial interest redeemed	33,642
Investment management fees	17,801
Distribution and service fees	17,801
Transfer agent costs	195
Trustees, CCO and deferred compensation fees	634
Audit and tax fees	9,251
Custody fees	652
Legal fees	431
Printing and shareholder reports fees	1,565
Other accrued expenses	5,306

Total liabilities	3,956,193

Net assets	$84,423,801

Net assets consist of:
Capital stock ($0.01 par value)	$59,414
Additional paid-in capital	69,296,559
Total distributable earnings (accumulated losses)	15,067,828

Net assets	$84,423,801

Shares outstanding	5,941,444

Net asset value and offering price per share	$14.21

STATEMENT OF OPERATIONS

For the period ended June 30, 2022

(unaudited)

Investment Income:
Dividend income from unaffiliated investments	$867,929
Net income from securities lending	6,812

Total investment income	874,741

Expenses:
Investment management fees	140,409
Distribution and service fees	117,008
Transfer agent costs	529
Trustees, CCO and deferred compensation fees	1,667
Audit and tax fees	9,341
Custody fees	1,338
Legal fees	2,611
Printing and shareholder reports fees	1,620
Other	6,441

Total expenses before waiver and/or reimbursement and recapture	280,964

Expense waived and/or reimbursed	(23,401)
Recapture of previously waived and/or reimbursed fees	1,926

Net expenses	259,489

Net investment income (loss)	615,252

Net realized gain (loss) on:
Unaffiliated investments	2,504,632

Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(22,245,965)

Net realized and change in unrealized gain (loss)	(19,741,333)

Net increase (decrease) in net assets resulting from operations	$(19,126,081)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock iShares Edge 100 VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2022 (unaudited)	December 31, 2021
From operations:
Net investment income (loss)	$615,252	$1,093,489
Net realized gain (loss)	2,504,632	3,293,820
Net change in unrealized appreciation (depreciation)	(22,245,965)	11,846,444

Net increase (decrease) in net assets resulting from operations	(19,126,081)	16,233,753

Dividends and/or distributions to shareholders:
Dividends and/or distributions to shareholders	—	(3,204,951)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(3,204,951)

Capital share transactions:
Proceeds from shares sold	5,740,697	7,461,905
Dividends and/or distributions reinvested	—	3,204,951
Cost of shares redeemed	(7,494,821)	(7,056,643)

Net increase (decrease) in net assets resulting from capital share transactions	(1,754,124)	3,610,213

Net increase (decrease) in net assets	(20,880,205)	16,639,015

Net assets:
Beginning of period/year	105,304,006	88,664,991

End of period/year	$84,423,801	$105,304,006

Capital share transactions - shares:
Shares issued	360,232	450,688
Shares reinvested	—	189,083
Shares redeemed	(476,648)	(428,922)

Net increase (decrease) in shares outstanding	(116,416)	210,849

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2022 (unaudited)		December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017
Net asset value, beginning of period/year	$17.38		$15.16	$14.30	$12.01	$12.97	$10.59

Investment operations:
Net investment income (loss) (A)	0.10		0.19	0.17	0.26	0.20	0.19
Net realized and unrealized gain (loss)	(3.27)		2.58	1.19	2.64	(0.86)	2.26

Total investment operations	(3.17)		2.77	1.36	2.90	(0.66)	2.45

Dividends and/or distributions to shareholders:
Net investment income	—		(0.16)	(0.23)	(0.21)	(0.15)	(0.06)
Net realized gains	—		(0.39)	(0.27)	(0.40)	(0.15)	(0.01)

Total dividends and/or distributions to shareholders	—		(0.55)	(0.50)	(0.61)	(0.30)	(0.07)

Net asset value, end of period/year	$14.21		$17.38	$15.16	$14.30	$12.01	$12.97

Total return	(18.24	)%(B)	18.36%	9.88%	24.58%	(5.32)%	23.23%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$84,424		$105,304	$88,665	$75,243	$55,102	$60,984
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.60	%(D)	0.60%	0.61%	0.61%	0.61%	0.63%
Including waiver and/or reimbursement and recapture (E)	0.55	%(D)(F)	0.56%	0.56%	0.56%	0.56%	0.56%
Net investment income (loss) to average net assets	1.31	%(D)	1.12%	1.27%	1.95%	1.54%	1.58%
Portfolio turnover rate	8	%(B)	9%	13%	12%	14%	16%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Portfolio invests.
(D)	Annualized.
(E)	TAM contractually agreed to waive 0.05% of the average daily net assets from its management fee through May 1, 2022.
(F)	TAM has contractually agreed, through May 1, 2023, to waive from its management fees an amount equal to the sub-advisory fee waiver by the Portfolio’s sub-adviser. These amounts are not subject to recapture by TAM.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock iShares Edge 100 VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2022

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica BlackRock iShares Edge 100 VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers one class of shares, Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock iShares Edge 100 VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

1. ORGANIZATION (continued)

services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2022, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2022 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock iShares Edge 100 VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

3. INVESTMENT VALUATION (continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2022, the Portfolio has not utilized the program.

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2022, if any, are shown on a gross basis within the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock iShares Edge 100 VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2022.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Exchange-Traded Funds	$2,613,823	$—	$—	$—	$2,613,823
Total Borrowings	$2,613,823	$—	$—	$—	$2,613,823

5. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities and other assets may go up or down, sometimes sharply and unpredictably, due to general market conditions, overall economic trends or events, inflation, changes in interest rates, government actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by wars, tariffs, trade disputes or other factors, political developments, investor sentiment, the global and domestic effects of a pandemic or other health emergency, and other factors that may or may not be related to the issuer of the security or other asset. The market prices of securities and other assets also may go down due to events or conditions that affect particular sectors, industries, issuers, or geographies. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets. If the value of the Portfolio’s securities and assets fall, the value of your investment will go down. The Portfolio may experience a substantial or complete loss on any individual security or asset.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, the imposition of economic sanctions, public health events (such as the spread of infectious disease), wars, terrorism, cybersecurity events, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. In the past decade, financial markets throughout the world have experienced increased volatility and decreased liquidity. These conditions may continue or worsen. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down. Securities markets may also be susceptible to market manipulation or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or adversely affect the value of securities traded in these markets, including the Portfolio’s securities.

The pandemic of the novel coronavirus respiratory disease designated COVID-19 has resulted in economic downturns throughout the world, severe losses, particularly to some sectors of the economy and individual issuers, and reduced liquidity of many instruments. There also have been significant disruptions to business operations, including business closures; strained healthcare systems; disruptions to supply chains and employee availability; large fluctuations in consumer demand; and widespread uncertainty regarding the duration and long-term effects of the pandemic. Economic downturns may be prolonged, and political and social instability, continued volatility and decreased liquidity in the securities markets may result. Developing or emerging market countries may be more impacted by the pandemic.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. These and other government intervention into the economy and financial markets may not work as intended. In addition, government actions to mitigate the economic impact of the pandemic have resulted in large expansion of government deficits and debt, the long-term consequences of which are not known. Rates of inflation have recently risen, which could adversely affect economies and markets. The pandemic could continue to adversely affect the value and liquidity of the Portfolio’s investments.

Europe: A number of countries in Europe have experienced severe economic and financial difficulties; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen or spread within or outside Europe. Responses to the financial problems by European governments, central banks and others may not work, may result in conflicts and social unrest and may limit future growth and economic recovery or have other unintended consequences. In January, 2020, through “Brexit,” the United Kingdom withdrew from the European Union. The ramifications of Brexit

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock iShares Edge 100 VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

5. RISK FACTORS (continued)

are unknown, and the implications of possible political, regulatory, economic, and market outcomes could be significant. The United Kingdom has one of the largest economies in Europe and is a major trading partner with European Union countries and the United States. Brexit may create additional and substantial economic stresses for the United Kingdom, including a contraction of the United Kingdom’s economy, decreased trade, capital outflows, devaluation of the British pound, and a decrease in business and consumer spending and investment. The negative impact on not only the United Kingdom and European Union economies but also the broader global economy could be significant. A number of countries in Europe have suffered terror attacks, and additional attacks may occur in the future. Europe has also been struggling with mass migration from the Middle East, Eastern Europe and Africa. The ultimate effects of these events and other socio-political or geopolitical issues could profoundly affect global economies and markets. Whether or not the Portfolio invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of the Portfolio’s investments.

Additional Market Disruption: Russia’s invasion of Ukraine in February, 2022, the resulting responses by the United States and other countries, and the potential for wider conflict, have increased and may continue to increase volatility and uncertainty in financial markets worldwide. The United States and other countries have imposed broad-ranging economic sanctions on Russia and Russian entities and individuals, and may impose additional sanctions, including on other countries that provide military or economic support to Russia. These sanctions, among other things, restrict companies from doing business with Russia and Russian issuers, and may adversely affect companies with economic or financial exposure to Russia and Russian issuers. The extent and duration of Russia’s military actions and the repercussions of such actions are not known. The invasion may widen beyond Ukraine and may escalate, including through retaliatory actions and cyberattacks by Russia and even other countries. These events may result in further and significant market disruptions and may adversely affect regional and global economies including those of Europe and the United States. Certain industries and markets, such as those involving oil, natural gas and other commodities, as well as global supply chains, may be particularly adversely affected. Whether or not the Portfolio invests in securities of issuers located in Russia, Ukraine and adjacent countries or with significant exposure to issuers in these countries, these events could negatively affect the value and liquidity of the Portfolio’s investments.

Asset allocation risk: The Portfolio’s investment performance is significantly impacted by the Portfolio’s asset allocation and reallocation from time to time. The sub-adviser’s decisions whether and when to tactically overweight or underweight asset classes, create and apply formulas for de-risking or ending de-risking and select a mix of underlying portfolios may not produce the desired results. These actions may be unsuccessful in maximizing return and/or avoiding investment losses. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying portfolio or other issuer is incorrect. The sub-adviser may favor an asset class that performs poorly relative to other asset classes. The available underlying portfolios selected by the sub-adviser may underperform the market or similar portfolios.

Underlying exchange-traded funds risk: To the extent the Portfolio invests its assets in underlying ETFs, its ability to achieve its investment objective will depend in part on the performance of the underlying ETFs in which it invests. Investing in underlying ETFs subjects the Portfolio to the risks of investing in the underlying securities or assets held by those ETFs. Each of the underlying ETFs in which the Portfolio may invest has its own investment risks, and those risks can affect the value of the underlying ETFs’ shares and therefore the value of the Portfolio’s investments. There can be no assurance that the investment objective of any underlying ETF will be achieved. In addition, the Portfolio will bear a pro rata portion of the operating expenses of the underlying ETFs in which it invests.

Smart beta investing risk: Smart beta strategies seek to capture broad, consistent drivers of return and to out-perform traditional index strategies. These strategies may not work as intended. An underlying ETF pursuing a smart beta strategy may not achieve its objective and may not perform as well as other funds using other asset management strategies.

6. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock iShares Edge 100 VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee, CCO and deferred compensation fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints (A)(B)	Rate
First $1 billion	0.30%
Over $1 billion	0.28

(A)	TAM contractually agreed to waive 0.05% of the average daily net assets from its management fee through May 1, 2022.
(B)	TAM has contractually agreed, through May 1, 2023, to waive from its management fees an amount equal to the sub-advisory fee waiver by the Portfolio’s sub-adviser. These amounts are not subject to recapture by TAM.

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net assets. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Service Class	0.56%	May 1, 2023

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2022 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2022, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock iShares Edge 100 VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets up to an annual fee of 0.25% of Service Class shares.

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Technology Holdings, Inc (“SS&C”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C related to applicable sub-transfer agency services. For the period ended June 30, 2022, (i) the expenses paid to SS&C by the Portfolio are referred to as Transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C by the Portfolio are referred to as Transfer agent costs within the Statement of Assets and Liabilities.

Deferred compensation plan: Effective September 23, 2021, the Board has approved the termination of the deferred compensation plan. Payments will be made to applicable current and former Board members consistent with Section 409A of the Code. Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2022, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2022.

7. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2022, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities	Sales of Securities
$ 7,177,896	$ 8,273,057

8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2022, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 79,353,818	$ 9,876,561	$ (2,241,834)	$ 7,634,727

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock iShares Edge 100 VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 15-16, 2022, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica BlackRock iShares Edge 100 VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and BlackRock Investment Management, LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2023.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock iShares Edge 100 VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2021. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was below the median for its peer universe and below its composite benchmark, each for the past 1-, 3- and 5-year periods.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were in line with the medians for its peer group and below the medians for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock iShares Edge 100 VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock Tactical Allocation VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2022, and held for the entire six-month period until June 30, 2022.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period (B)	Ending Account Value June 30, 2022	Expenses Paid During Period (B)	Net Annualized Expense Ratio (C)
Initial Class	$1,000.00	$840.00	$0.68	$1,024.10	$0.75	0.15%
Service Class	1,000.00	838.50	1.82	1,022.80	2.01	0.40

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Net annualized expense ratios, as disclosed in the table, do not include the expenses of the underlying investments in which the Portfolio invests. The net annualized expense ratios, as stated in the fee table of the Portfolio’s Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2022

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Equity Fund	33.0%
U.S. Mixed Allocation Fund	32.3
U.S. Fixed Income Fund	23.4
International Equity Funds	10.6
Other Investment Company	0.7
Repurchase Agreement	0.2
International Alternative Fund	0.0 *
Net Other Assets (Liabilities)	(0.2)
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

*	Percentage rounds to less than 0.1% or (0.1)%.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock Tactical Allocation VP

SCHEDULE OF INVESTMENTS

At June 30, 2022

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 5.0%
International Equity Funds - 2.0%
WisdomTree Europe Hedged Equity Fund (A)	73,083	$4,789,860
WisdomTree Japan Hedged Equity Fund (A)	236,316	14,753,208

		19,543,068

U.S. Equity Fund - 2.3%
SPDR S&P 500 ETF Trust	60,594	22,859,087

U.S. Fixed Income Fund - 0.7%
Vanguard Total Bond Market ETF	94,648	7,123,208

Total Exchange-Traded Funds (Cost $51,817,869)		49,525,363

INVESTMENT COMPANIES - 94.3%
International Alternative Fund - 0.0% (B)
Transamerica Global Allocation Liquidating Trust (C) (D) (E) (F)	13,521	30,450

International Equity Funds - 8.6%
Transamerica International Focus VP (D)	6,319,381	51,376,570
Transamerica TS&W International Equity VP (D)	2,684,106	34,893,381

		86,269,951

U.S. Equity Funds - 30.7%
Transamerica Aegon Sustainable Equity Income VP (D)	1,878,786	32,935,120
Transamerica JPMorgan Enhanced Index VP (D)	4,877,736	108,041,845
Transamerica JPMorgan Mid Cap Value VP (D)	1,350,493	23,120,436
Transamerica Large Cap Value (D)	4,517,530	55,023,513
Transamerica Morgan Stanley Capital Growth VP (D)	839,772	10,639,912
Transamerica T. Rowe Price Small Cap VP (D)	2,696,051	37,636,866
Transamerica WMC US Growth VP (D)	1,251,214	40,076,391

		307,474,083

	Shares	Value

INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds - 22.7%
Transamerica Bond (D)	14,948,643	$ 123,774,760
Transamerica JPMorgan Core Bond VP (D)	5,812,520	66,437,101
Transamerica Short-Term Bond (D)	3,832,439	36,983,039

		227,194,900

U.S. Mixed Allocation Fund - 32.3%
Transamerica PIMCO Total Return VP (D)	32,844,565	322,862,078

Total Investment Companies (Cost $1,031,149,504)		943,831,462

OTHER INVESTMENT COMPANY - 0.7%
Securities Lending Collateral - 0.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.54% (G)	7,373,575	7,373,575

Total Other Investment Company (Cost $7,373,575)		7,373,575

	Principal	Value
REPURCHASE AGREEMENT - 0.2%
Fixed Income Clearing Corp., 0.35% (G), dated 06/30/2022, to be repurchased at $2,233,216 on 07/01/2022. Collateralized by a U.S. Government Obligation, 3.00%, due 06/30/2024, and with a value of $2,277,905.	$2,233,194	2,233,194

Total Repurchase Agreement (Cost $2,233,194)		2,233,194

Total Investments (Cost $1,092,574,142)		1,002,963,594
Net Other Assets (Liabilities) - (0.2)%		(2,113,972)

Net Assets - 100.0%		$ 1,000,849,622

INVESTMENT VALUATION:

Valuation Inputs (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$49,525,363	$—	$—	$49,525,363
Investment Companies	943,801,012	—	—	943,801,012
Other Investment Company	7,373,575	—	—	7,373,575
Repurchase Agreement	—	2,233,194	—	2,233,194

Total	$1,000,699,950	$2,233,194	$—	$1,002,933,144

Investment Companies Measured at Net Asset Value				30,450

Total Investments				$1,002,963,594

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $7,220,237, collateralized by cash collateral of $7,373,575. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	Non-income producing securities.
(D)	Affiliated investment in the Class I2 shares of Transamerica Funds, and a liquidating trust of a former Transamerica Fund and/or affiliated investment in the Initial Class shares of Transamerica Series Trust. The Portfolio’s transactions and earnings are as follows:

Affiliated Investments	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value June 30, 2022	Shares as of June 30, 2022	Dividend Income	Net Capital Gain Distributions
Transamerica Aegon Sustainable Equity Income VP	$39,661,175	$—	$—	$—	$(6,726,055)	$32,935,120	1,878,786	$—	$—
Transamerica Bond	157,545,392	2,017,341	(17,000,000)	715,393	(19,503,366)	123,774,760	14,948,643	2,017,341	—
Transamerica Global Allocation Liquidating Trust	31,133	—	—	—	(683)	30,450	13,521	—	—
Transamerica International Focus VP	71,937,823	—	(3,500,000)	856,996	(17,918,249)	51,376,570	6,319,381	—	—
Transamerica JPMorgan Core Bond VP	78,504,867	—	(5,000,001)	32,745	(7,100,510)	66,437,101	5,812,520	—	—
Transamerica JPMorgan Enhanced Index VP	134,966,946	—	—	—	(26,925,101)	108,041,845	4,877,736	—	—
Transamerica JPMorgan Mid Cap Value VP	26,658,727	—	—	—	(3,538,291)	23,120,436	1,350,493	—	—
Transamerica Large Cap Value	33,324,139	30,360,191	—	—	(8,660,817)	55,023,513	4,517,530	360,191	—
Transamerica Morgan Stanley Capital Growth VP	24,546,537	—	—	—	(13,906,625)	10,639,912	839,772	—	—
Transamerica PIMCO Total Return VP	442,441,372	—	(72,999,999)	(8,427,873)	(38,151,422)	322,862,078	32,844,565	—	—
Transamerica Short-Term Bond	638,863	45,154,857	(8,000,000)	(73,395)	(737,286)	36,983,039	3,832,439	154,857	—
Transamerica T. Rowe Price Small Cap VP	55,212,338	—	(3,500,000)	(162,500)	(13,912,972)	37,636,866	2,696,051	—	—
Transamerica TS&W International Equity VP	43,053,064	—	—	—	(8,159,683)	34,893,381	2,684,106	—	—
Transamerica WMC US Growth VP	109,340,595	—	(47,500,000)	12,762,921	(34,527,125)	40,076,391	1,251,214	—	—

Total	$1,217,862,971	$77,532,389	$(157,500,000)	$5,704,287	$(199,768,185)	$943,831,462	83,866,757	$2,532,389	$—

(E)	Restricted security. At June 30, 2022, the value of such security held by the Portfolio is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$139,107	$30,450	0.0	%(B)

(F)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.
(G)	Rates disclosed reflect the yields at June 30, 2022.
(H)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2022. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock Tactical Allocation VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2022

(unaudited)

Assets:
Affiliated investments, at value (cost $1,031,149,504)	$943,831,462
Unaffiliated investments, at value (cost $59,191,444) (including securities loaned of $7,220,237)	56,898,938
Repurchase agreement, at value (cost $2,233,194)	2,233,194
Receivables and other assets:
Investments sold	11,000,000
Net income from securities lending	10,490
Shares of beneficial interest sold	3,978
Dividends	484,852
Interest	22
Prepaid expenses	4,447

Total assets	1,014,467,383

Liabilities:
Cash collateral received upon return of:
Securities on loan	7,373,575
Payables and other liabilities:
Investments purchased	5,304,653
Shares of beneficial interest redeemed	464,404
Investment management fees	108,898
Distribution and service fees	205,172
Transfer agent costs	2,686
Trustees, CCO and deferred compensation fees	16,637
Audit and tax fees	14,162
Custody fees	3,529
Legal fees	10,113
Printing and shareholder reports fees	97,850
Other accrued expenses	16,082

Total liabilities	13,617,761

Net assets	$1,000,849,622

Net assets consist of:
Capital stock ($0.01 par value)	$720,219
Additional paid-in capital	983,859,667
Total distributable earnings (accumulated losses)	16,269,736

Net assets	$1,000,849,622

Net assets by class:
Initial Class	$24,111,982
Service Class	976,737,640

Shares outstanding:
Initial Class	3,378,160
Service Class	68,643,756

Net asset value and offering price per share:
Initial Class	$7.14
Service Class	14.23

STATEMENT OF OPERATIONS

For the period ended June 30, 2022

(unaudited)

Investment Income:
Dividend income from affiliated investments	$2,532,389
Dividend income from unaffiliated investments	549,472
Interest income from unaffiliated investments	650
Net income from securities lending	34,542

Total investment income	3,117,053

Expenses:
Investment management fees	717,827
Distribution and service fees:
Service Class	1,373,034
Transfer agent costs	6,615
Trustees, CCO and deferred compensation fees	20,228
Audit and tax fees	15,655
Custody fees	7,243
Legal fees	35,377
Printing and shareholder reports fees	35,868
Other	26,513

Total expenses	2,238,360

Net investment income (loss)	878,693

Net realized gain (loss) on:
Affiliated investments	5,704,287
Unaffiliated investments	(5,688,802)

Net realized gain (loss)	15,485

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	(199,768,185)
Unaffiliated investments	(2,150,532)

Net change in unrealized appreciation (depreciation)	(201,918,717)

Net realized and change in unrealized gain (loss)	(201,903,232)

Net increase (decrease) in net assets resulting from operations	$(201,024,539)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock Tactical Allocation VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2022 (unaudited)	December 31, 2021
From operations:
Net investment income (loss)	$878,693	$39,201,166
Net realized gain (loss)	15,485	91,125,425
Net change in unrealized appreciation (depreciation)	(201,918,717)	(31,274,498)

Net increase (decrease) in net assets resulting from operations	(201,024,539)	99,052,093

Dividends and/or distributions to shareholders:
Initial Class	—	(3,309,739)
Service Class	—	(74,955,587)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(78,265,326)

Capital share transactions:
Proceeds from shares sold:
Initial Class	422,580	994,379
Service Class	2,760,526	5,880,839

	3,183,106	6,875,218

Dividends and/or distributions reinvested:
Initial Class	—	3,309,739
Service Class	—	74,955,587

	—	78,265,326

Cost of shares redeemed:
Initial Class	(950,070)	(2,402,633)
Service Class	(82,717,164)	(198,535,318)

	(83,667,234)	(200,937,951)

Net increase (decrease) in net assets resulting from capital share transactions	(80,484,128)	(115,797,407)

Net increase (decrease) in net assets	(281,508,667)	(95,010,640)

Net assets:
Beginning of period/year	1,282,358,289	1,377,368,929

End of period/year	$1,000,849,622	$1,282,358,289

Capital share transactions - shares:
Shares issued:
Initial Class	54,677	111,323
Service Class	175,800	345,953

	230,477	457,276

Shares reinvested:
Initial Class	—	393,548
Service Class	—	4,461,642

	—	4,855,190

Shares redeemed:
Initial Class	(124,119)	(271,408)
Service Class	(5,350,464)	(11,658,906)

	(5,474,583)	(11,930,314)

Net increase (decrease) in shares outstanding:
Initial Class	(69,442)	233,463
Service Class	(5,174,664)	(6,851,311)

	(5,244,106)	(6,617,848)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock Tactical Allocation VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2022 (unaudited)		December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017
Net asset value, beginning of period/year	$8.50		$8.87	$8.99	$8.68	$9.97	$9.40

Investment operations:
Net investment income (loss) (A)	0.02		0.29	0.25	0.17	0.22	0.12
Net realized and unrealized gain (loss)	(1.38)		0.40	0.87	1.29	(0.58)	0.98

Total investment operations	(1.36)		0.69	1.12	1.46	(0.36)	1.10

Dividends and/or distributions to shareholders:
Net investment income	—		(0.48)	(0.33)	(0.40)	(0.20)	(0.27)
Net realized gains	—		(0.58)	(0.91)	(0.75)	(0.73)	(0.26)

Total dividends and/or distributions to shareholders	—		(1.06)	(1.24)	(1.15)	(0.93)	(0.53)

Net asset value, end of period/year	$7.14		$8.50	$8.87	$8.99	$8.68	$9.97

Total return	(16.00	)%(B)	7.91%	13.40%	17.43%	(4.21)%	12.02%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$24,112		$29,319	$28,518	$26,400	$24,853	$28,202
Expenses to average net assets (C)	0.15	%(D)	0.15%	0.15%	0.15%	0.14%	0.14%
Net investment income (loss) to average net assets	0.40	%(D)	3.22%	2.83%	1.91%	2.29%	1.18%
Portfolio turnover rate	14	%(B)	33%	67%	36%	72%	15%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Portfolio invests.
(D)	Annualized.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2022 (unaudited)		December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017
Net asset value, beginning of period/year	$16.97		$16.72	$15.90	$14.57	$16.11	$14.89

Investment operations:
Net investment income (loss) (A)	0.01		0.50	0.40	0.26	0.32	0.15
Net realized and unrealized gain (loss)	(2.75)		0.76	1.62	2.17	(0.97)	1.56

Total investment operations	(2.74)		1.26	2.02	2.43	(0.65)	1.71

Dividends and/or distributions to shareholders:
Net investment income	—		(0.43)	(0.29)	(0.35)	(0.16)	(0.23)
Net realized gains	—		(0.58)	(0.91)	(0.75)	(0.73)	(0.26)

Total dividends and/or distributions to shareholders	—		(1.01)	(1.20)	(1.10)	(0.89)	(0.49)

Net asset value, end of period/year	$14.23		$16.97	$16.72	$15.90	$14.57	$16.11

Total return	(16.15	)%(B)	7.63%	13.19%	17.05%	(4.41)%	11.68%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$976,738		$1,253,039	$1,348,851	$1,363,259	$1,336,475	$1,603,269
Expenses to average net assets (C)	0.40	%(D)	0.40%	0.40%	0.40%	0.39%	0.39%
Net investment income (loss) to average net assets	0.15	%(D)	2.92%	2.53%	1.65%	2.02%	0.93%
Portfolio turnover rate	14	%(B)	33%	67%	36%	72%	15%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Portfolio invests.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2022

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica BlackRock Tactical Allocation VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

1. ORGANIZATION (continued)

services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2022, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

3. INVESTMENT VALUATION (continued)

characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

Restricted securities: The Portfolio may invest in unregulated restricted securities. Restricted securities are subject to legal or contractual restrictions on resale. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933.

Restricted securities held at June 30, 2022, if any, are identified within the Schedule of Investments.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2022, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2022.

Repurchase agreements at June 30, 2022, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2022, if any, are shown on a gross basis within the Schedule of Investments.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2022.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Exchange-Traded Funds	$7,373,575	$—	$—	$—	$7,373,575
Total Borrowings	$7,373,575	$—	$—	$—	$7,373,575

6. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities and other assets may go up or down, sometimes sharply and unpredictably, due to general market conditions, overall economic trends or events, inflation, changes in interest rates, government actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by wars, tariffs, trade disputes or other factors, political developments, investor sentiment, the global and domestic effects of a pandemic or other health emergency, and other factors that may or may not be related to the issuer of the security or other asset. The market prices of securities and other assets also may go down due to events or conditions that affect particular sectors, industries, issuers, or geographies.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

6. RISK FACTORS (continued)

Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets. If the value of the Portfolio’s securities and assets fall, the value of your investment will go down. The Portfolio may experience a substantial or complete loss on any individual security or asset.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, the imposition of economic sanctions, public health events (such as the spread of infectious disease), wars, terrorism, cybersecurity events, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. In the past decade, financial markets throughout the world have experienced increased volatility and decreased liquidity. These conditions may continue or worsen. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down. Securities markets may also be susceptible to market manipulation or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or adversely affect the value of securities traded in these markets, including the Portfolio’s securities.

The pandemic of the novel coronavirus respiratory disease designated COVID-19 has resulted in economic downturns throughout the world, severe losses, particularly to some sectors of the economy and individual issuers, and reduced liquidity of many instruments. There also have been significant disruptions to business operations, including business closures; strained healthcare systems; disruptions to supply chains and employee availability; large fluctuations in consumer demand; and widespread uncertainty regarding the duration and long-term effects of the pandemic. Economic downturns may be prolonged, and political and social instability, continued volatility and decreased liquidity in the securities markets may result. Developing or emerging market countries may be more impacted by the pandemic.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. These and other government intervention into the economy and financial markets may not work as intended. In addition, government actions to mitigate the economic impact of the pandemic have resulted in large expansion of government deficits and debt, the long-term consequences of which are not known. Rates of inflation have recently risen, which could adversely affect economies and markets. The pandemic could continue to adversely affect the value and liquidity of the Portfolio’s investments.

Europe: A number of countries in Europe have experienced severe economic and financial difficulties; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen or spread within or outside Europe. Responses to the financial problems by European governments, central banks and others may not work, may result in conflicts and social unrest and may limit future growth and economic recovery or have other unintended consequences. In January, 2020, through “Brexit,” the United Kingdom withdrew from the European Union. The ramifications of Brexit are unknown, and the implications of possible political, regulatory, economic, and market outcomes could be significant. The United Kingdom has one of the largest economies in Europe and is a major trading partner with European Union countries and the United States. Brexit may create additional and substantial economic stresses for the United Kingdom, including a contraction of the United Kingdom’s economy, decreased trade, capital outflows, devaluation of the British pound, and a decrease in business and consumer spending and investment. The negative impact on not only the United Kingdom and European Union economies but also the broader global economy could be significant. A number of countries in Europe have suffered terror attacks, and additional attacks may occur in the future. Europe has also been struggling with mass migration from the Middle East, Eastern Europe and Africa. The ultimate effects of these events and other socio-political or geopolitical issues could profoundly affect global economies and markets. Whether or not the Portfolio invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of the Portfolio’s investments.

Additional Market Disruption: Russia’s invasion of Ukraine in February, 2022, the resulting responses by the United States and other countries, and the potential for wider conflict, have increased and may continue to increase volatility and uncertainty in financial markets worldwide. The United States and other countries have imposed broad-ranging economic sanctions on Russia and Russian entities and individuals, and may impose additional sanctions, including on other countries that provide military or economic support to Russia. These sanctions, among other things, restrict companies from doing business with Russia and Russian issuers, and may adversely affect companies with economic or financial exposure to Russia and Russian issuers. The extent and duration of Russia’s military actions and the repercussions of such actions are not known. The invasion may widen beyond Ukraine and may escalate, including through retaliatory actions and cyberattacks by Russia and even other countries. These events may result in further and significant market disruptions and may adversely affect regional and global economies including those of Europe and the United States. Certain industries and markets, such as those involving oil, natural gas and other commodities, as well as global supply chains, may be

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

6. RISK FACTORS (continued)

particularly adversely affected. Whether or not the Portfolio invests in securities of issuers located in Russia, Ukraine and adjacent countries or with significant exposure to issuers in these countries, these events could negatively affect the value and liquidity of the Portfolio’s investments.

Asset allocation risk: The Portfolio’s investment performance is significantly impacted by the Portfolio’s asset allocation and reallocation from time to time. The sub-adviser’s decisions whether and when to tactically overweight or underweight asset classes, create and apply formulas for de-risking or ending de-risking and select a mix of underlying portfolios may not produce the desired results. These actions may be unsuccessful in maximizing return and/or avoiding investment losses. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying portfolio or other issuer is incorrect. The sub-adviser may favor an asset class that performs poorly relative to other asset classes. The available underlying portfolios selected by the sub-adviser may underperform the market or similar portfolios.

Model and data risk: If quantitative models, algorithms or calculations (whether proprietary and developed by the sub-adviser or supplied by third parties) (“Models”) or information or data supplied by third parties (“Data”) prove to be incorrect or incomplete, any decisions made, in whole or part, in reliance thereon expose the Portfolio to additional risks. Models can be predictive in nature. The use of predictive Models has inherent risks. The success of relying on or otherwise using Models depends on a number of factors, including the validity, accuracy and completeness of the Model’s development, implementation and maintenance, the Model’s assumptions, factors, algorithms and methodologies, and the accuracy and reliability of the supplied historical or other Data. Models rely on, among other things, correct and complete Data inputs. If incorrect Data is entered into even a well-founded Model, the resulting information will be incorrect. However, even if Data is input correctly, Model prices may differ substantially from market prices, especially for securities with complex characteristics. Investments selected with the use of Models may perform differently than expected as a result of the design of the Model, inputs into the Model or other factors. There also can be no assurance that the use of Models will result in effective investment decisions for the Portfolio.

7. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee, CCO and deferred compensation fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints	Rate
First $1 billion	0.130%
Over $1 billion up to $2 billion	0.110
Over $2 billion up to $3 billion	0.105
Over $3 billion	0.100

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net assets. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.25%	May 1, 2023
Service Class	0.50	May 1, 2023

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2022 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2022, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2023. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Technology Holdings, Inc (“SS&C”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C related to applicable sub-transfer agency services. For the period ended June 30, 2022, (i) the expenses paid to SS&C by the Portfolio are referred to as Transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C by the Portfolio are referred to as Transfer agent costs within the Statement of Assets and Liabilities.

Deferred compensation plan: Effective September 23, 2021, the Board has approved the termination of the deferred compensation plan. Payments will be made to applicable current and former Board members consistent with Section 409A of the Code. Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2022, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2022.

8. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2022, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities	Sales of Securities
$ 163,247,119	$ 246,762,731

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2022, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 1,092,574,142	$ 13,301,669	$ (102,912,217)	$ (89,610,548)

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock Tactical Allocation VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 15-16, 2022, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica BlackRock Tactical Allocation VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and BlackRock Investment Management, LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2023.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock Tactical Allocation VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2021. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was below the median for its peer universe and below its primary benchmark, each for the past 1-, 3-, 5- and 10-year periods.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were in line with the median for its peer group and above the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica BlackRock Tactical Allocation VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Goldman Sachs 70/30 Allocation VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2022, and held for the entire six-month period until June 30, 2022.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period (B)	Ending Account Value June 30, 2022	Expenses Paid During Period (B)	Net Annualized Expense Ratio (C)
Service Class	$1,000.00	$815.80	$2.34	$1,022.20	$2.61	0.52%

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Net annualized expense ratios, as disclosed in the table, do not include the expenses of the underlying investments in which the Portfolio invests. The net annualized expense ratios, as stated in the fee table of the Portfolio’s Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2022

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Equity Funds	47.4%
U.S. Fixed Income Funds	29.4
International Equity Funds	21.1
International Fixed Income Fund	1.2
Net Other Assets (Liabilities)	0.9
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Goldman Sachs 70/30 Allocation VP

SCHEDULE OF INVESTMENTS

At June 30, 2022

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.1%
International Equity Funds - 21.1%
Transamerica Emerging Markets Opportunities (A)	13,317	$107,336
Transamerica International Equity (A)	37,098	637,348
Transamerica International Small Cap Value (A)	5,267	62,201

		806,885

International Fixed Income Fund - 1.2%
Transamerica Emerging Markets Debt (A)	5,618	47,414

U.S. Equity Funds - 47.4%
Transamerica Aegon Sustainable Equity Income VP (A)	12,244	214,644
Transamerica Large Cap Value (A)	54,892	668,587
Transamerica Small Cap Growth (A)	7,702	46,753
Transamerica Small Cap Value (A)	7,797	48,963
Transamerica WMC US Growth VP (A)	25,982	832,205

		1,811,152

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds - 29.4%
Transamerica Bond (A)	67,812	$ 561,486
Transamerica High Yield Bond (A)	15,883	123,409
Transamerica Intermediate Muni (A)	11,291	101,509
Transamerica Pinebridge Inflation Opportunities VP (A)	12,878	134,186
Transamerica Total Return (A)	22,479	201,183

		1,121,773

Total Investment Companies (Cost $4,378,062)		3,787,224

Total Investments (Cost $4,378,062)		3,787,224
Net Other Assets (Liabilities) - 0.9%		34,254

Net Assets - 100.0%		$ 3,821,478

INVESTMENT VALUATION:

Valuation Inputs (B)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$3,787,224	$—	$—	$3,787,224

Total Investments	$3,787,224	$—	$—	$3,787,224

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in the Class I2 shares of Transamerica Funds and/or affiliated investment in the Initial Class shares of Transamerica Series Trust. Affiliated interest income, dividends income, realized and unrealized gains (losses), if any, are broken out within the Statement of Operations.
(B)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2022. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Goldman Sachs 70/30 Allocation VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2022

(unaudited)

Assets:
Affiliated investments, at value (cost $4,378,062)	$3,787,224
Cash	49,115
Receivables and other assets:
Dividends	2,132
Due from investment manager	2,985
Prepaid expenses	17

Total assets	3,841,473

Liabilities:
Payables and other liabilities:
Affiliated investments purchased	2,132
Shares of beneficial interest redeemed	84
Distribution and service fees	808
Transfer agent costs	5
Trustees, CCO and deferred compensation fees	5
Audit and tax fees	12,880
Custody fees	778
Legal fees	1
Printing and shareholder reports fees	210
Other accrued expenses	3,092

Total liabilities	19,995

Net assets	$3,821,478

Net assets consist of:
Capital stock ($0.01 par value)	$3,343
Additional paid-in capital	4,073,572
Total distributable earnings (accumulated losses)	(255,437)

Net assets	$3,821,478

Shares outstanding	334,328

Net asset value and offering price per share	$11.43

STATEMENT OF OPERATIONS

For the period ended June 30, 2022

(unaudited)

Investment Income:
Dividend income from affiliated investments	$19,048

Total investment income	19,048

Expenses:
Investment management fees	1,998
Distribution and service fees	4,802
Transfer agent costs	19
Trustees, CCO and deferred compensation fees	62
Audit and tax fees	12,885
Custody fees	1,520
Legal fees	92
Printing and shareholder reports fees	431
Index fees	3,841
Filing fees	3,264
Other	51

Total expenses before waiver and/or reimbursement and recapture	28,965

Expense waived and/or reimbursed	(19,226)
Recapture of previously waived and/or reimbursed fees	250

Net expenses	9,989

Net investment income (loss)	9,059

Net realized gain (loss) on:
Affiliated investments	7,349

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	(819,440)

Net realized and change in unrealized gain (loss)	(812,091)

Net increase (decrease) in net assets resulting from operations	$(803,032)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Goldman Sachs 70/30 Allocation VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2022 (unaudited)	December 31, 2021
From operations:
Net investment income (loss)	$9,059	$83,918
Net realized gain (loss)	7,349	245,661
Net change in unrealized appreciation (depreciation)	(819,440)	30,889

Net increase (decrease) in net assets resulting from operations	(803,032)	360,468

Dividends and/or distributions to shareholders:
Dividends and/or distributions to shareholders	—	(82,350)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(82,350)

Capital share transactions:
Proceeds from shares sold	844,602	2,199,709
Dividends and/or distributions reinvested	—	82,350
Cost of shares redeemed	(26,694)	(50,775)
Contribution from investment manager	—	7,866

Net increase (decrease) in net assets resulting from capital share transactions	817,908	2,239,150

Net increase (decrease) in net assets	14,876	2,517,268

Net assets:
Beginning of period	3,806,602	1,289,334

End of period	$3,821,478	$3,806,602

Capital share transactions - shares:
Shares issued	65,248	167,280
Shares reinvested	—	6,015
Shares redeemed	(2,114)	(3,702)

Net increase (decrease) in shares outstanding	63,134	169,593

FINANCIAL HIGHLIGHTS

For a share outstanding during the periods and year indicated:

	Service Class
	June 30, 2022 (unaudited)		December 31, 2021		December 31, 2020 (A)
Net asset value, beginning of period/year	$14.04		$12.69		$10.00

Investment operations:
Net investment income (loss) (B)	0.03		0.38		0.19
Net realized and unrealized gain (loss)	(2.64)		1.28		2.50

Total investment operations	(2.61)		1.66		2.69

Contribution from investment manager	—		0.03		—
Dividends and/or distributions to shareholders:
Net investment income	—		(0.12)		—
Net realized gains	—		(0.22)		—

Total dividends and/or distributions to shareholders	—		(0.34)		—

Net asset value, end of period/year	$11.43		$14.04		$12.69

Total return	(18.42	)%(C)	13.33	%(D)	26.90	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$3,821		$3,807		$1,289
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	1.51	%(F)	1.72	%(G)	6.01	%(F)
Including waiver and/or reimbursement and recapture	0.52	%(F)	0.50	%(G)	1.15	%(F)
Net investment income (loss) to average net assets	0.47	%(F)	2.78%		2.54	%(F)
Portfolio turnover rate	3	%(C)	23%		4	%(C)

(A)	Commenced operations on May 1, 2020.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Total return includes the contribution from investment manager. If the investment manager had not made the contribution, total return would have decreased by 0.24%.
(E)	Does not include expenses of the underlying investments in which the Portfolio invests.
(F)	Annualized.
(G)	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in Underlying ETFs. If the expenses incurred by the Underlying ETFs were included in these ratios they would have increased by 0.65% for the year ended December 31, 2021.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Goldman Sachs 70/30 Allocation VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2022

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Goldman Sachs 70/30 Allocation VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers one class of shares, Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Goldman Sachs 70/30 Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

1. ORGANIZATION (continued)

services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2022, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels.

The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Goldman Sachs 70/30 Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

3. INVESTMENT VALUATION (continued)

determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2022, the Portfolio has not utilized the program.

5. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities and other assets may go up or down, sometimes sharply and unpredictably, due to general market conditions, overall economic trends or events, inflation, changes in interest rates, government actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by wars, tariffs, trade disputes or other factors, political developments, investor sentiment, the global and domestic effects of a pandemic or other health emergency, and other factors that may or may not be related to the issuer of the security or other asset. The market prices of securities and other assets also may go down due to events or conditions that affect particular sectors, industries, issuers, or geographies. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets. If the value of the Portfolio’s securities and assets fall, the value of your investment will go down. The Portfolio may experience a substantial or complete loss on any individual security or asset.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, the imposition of economic sanctions, public health events (such as the spread of infectious disease), wars, terrorism, cybersecurity events, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. In the past decade, financial markets throughout the world have experienced increased volatility and decreased liquidity. These conditions may continue or worsen. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down. Securities markets may also be susceptible to market manipulation or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or adversely affect the value of securities traded in these markets, including the Portfolio’s securities.

The pandemic of the novel coronavirus respiratory disease designated COVID-19 has resulted in economic downturns throughout the world, severe losses, particularly to some sectors of the economy and individual issuers, and reduced liquidity of many instruments.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Goldman Sachs 70/30 Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

5. RISK FACTORS (continued)

There also have been significant disruptions to business operations, including business closures; strained healthcare systems; disruptions to supply chains and employee availability; large fluctuations in consumer demand; and widespread uncertainty regarding the duration and long-term effects of the pandemic. Economic downturns may be prolonged, and political and social instability, continued volatility and decreased liquidity in the securities markets may result. Developing or emerging market countries may be more impacted by the pandemic.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. These and other government intervention into the economy and financial markets may not work as intended. In addition, government actions to mitigate the economic impact of the pandemic have resulted in large expansion of government deficits and debt, the long-term consequences of which are not known. Rates of inflation have recently risen, which could adversely affect economies and markets. The pandemic could continue to adversely affect the value and liquidity of the Portfolio’s investments.

Europe: A number of countries in Europe have experienced severe economic and financial difficulties; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen or spread within or outside Europe. Responses to the financial problems by European governments, central banks and others may not work, may result in conflicts and social unrest and may limit future growth and economic recovery or have other unintended consequences. In January, 2020, through “Brexit,” the United Kingdom withdrew from the European Union. The ramifications of Brexit are unknown, and the implications of possible political, regulatory, economic, and market outcomes could be significant. The United Kingdom has one of the largest economies in Europe and is a major trading partner with European Union countries and the United States. Brexit may create additional and substantial economic stresses for the United Kingdom, including a contraction of the United Kingdom’s economy, decreased trade, capital outflows, devaluation of the British pound, and a decrease in business and consumer spending and investment. The negative impact on not only the United Kingdom and European Union economies but also the broader global economy could be significant. A number of countries in Europe have suffered terror attacks, and additional attacks may occur in the future. Europe has also been struggling with mass migration from the Middle East, Eastern Europe and Africa. The ultimate effects of these events and other socio-political or geopolitical issues could profoundly affect global economies and markets. Whether or not the Portfolio invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of the Portfolio’s investments.

Additional Market Disruption: Russia’s invasion of Ukraine in February, 2022, the resulting responses by the United States and other countries, and the potential for wider conflict, have increased and may continue to increase volatility and uncertainty in financial markets worldwide. The United States and other countries have imposed broad-ranging economic sanctions on Russia and Russian entities and individuals, and may impose additional sanctions, including on other countries that provide military or economic support to Russia. These sanctions, among other things, restrict companies from doing business with Russia and Russian issuers, and may adversely affect companies with economic or financial exposure to Russia and Russian issuers. The extent and duration of Russia’s military actions and the repercussions of such actions are not known. The invasion may widen beyond Ukraine and may escalate, including through retaliatory actions and cyberattacks by Russia and even other countries. These events may result in further and significant market disruptions and may adversely affect regional and global economies including those of Europe and the United States. Certain industries and markets, such as those involving oil, natural gas and other commodities, as well as global supply chains, may be particularly adversely affected. Whether or not the Portfolio invests in securities of issuers located in Russia, Ukraine and adjacent countries or with significant exposure to issuers in these countries, these events could negatively affect the value and liquidity of the Portfolio’s investments.

Asset allocation risk: The Portfolio’s investment performance is significantly impacted by the Portfolio’s asset allocation and reallocation from time to time. The sub-adviser’s decisions whether and when to tactically overweight or underweight asset classes, create and apply formulas for de-risking or ending de-risking and select a mix of underlying portfolios may not produce the desired results. These actions may be unsuccessful in maximizing return and/or avoiding investment losses. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying portfolio or other issuer is incorrect. The sub-adviser may favor an asset class that performs poorly relative to other asset classes. The available underlying portfolios selected by the sub-adviser may underperform the market or similar portfolios.

Asset class variation risk: The underlying portfolios invest principally in the securities constituting their asset class (i.e., equity or fixed-income) or underlying index components. However, an underlying portfolio may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Goldman Sachs 70/30 Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

5. RISK FACTORS (continued)

held by the underlying portfolios at any given time, and the percentage of the Portfolio’s assets invested in various underlying portfolios, the Portfolio’s actual exposure to the securities in a particular asset class may vary substantially from its target allocation for that asset class.

6. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee, CCO and deferred compensation fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints	Rate
First $1 billion	0.1040%
Over $1 billion up to $3 billion	0.0975
Over $3 billion up to $5 billion	0.0925
Over $5 billion up to $7 billion	0.0850
Over $7 billion	0.0800

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Service Class	1.15%	May 1, 2023

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2022 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Goldman Sachs 70/30 Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

For the period ended December 31, 2020, the year ended December 31, 2021 and the period ended June 30, 2022, the balances available for recapture by TAM for the Portfolio are as follows:

Amounts Available
2020 (A)	2021	2022	Total
$ 35,836	$ 37,766	$ 19,226	$ 92,828

(A)	The Portfolio commenced operations on May 1, 2020.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets up to an annual fee of 0.25% of Service Class shares.

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Technology Holdings, Inc (“SS&C”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C related to applicable sub-transfer agency services. For the period ended June 30, 2022, (i) the expenses paid to SS&C by the Portfolio are referred to as Transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C by the Portfolio are referred to as Transfer agent costs within the Statement of Assets and Liabilities.

Deferred compensation plan: Effective September 23, 2021, the Board has approved the termination of the deferred compensation plan. Payments will be made to applicable current and former Board members consistent with Section 409A of the Code. Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2022, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2022.

7. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2022, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities	Sales of Securities
$ 936,040	$ 120,000

8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Goldman Sachs 70/30 Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)

Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2022, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 4,378,062	$ —	$ (590,838)	$ (590,838)

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Goldman Sachs 70/30 Allocation VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 15-16, 2022, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Goldman Sachs 70/30 Allocation VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Goldman Sachs Asset Management, L.P. (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2023.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative fee, expense, and performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for the period ended December 31, 2021. Based on these considerations, the Board determined that TAM

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Goldman Sachs 70/30 Allocation VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant period in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was below the median for its peer universe and below its composite benchmark, each for the past 1-year period. The Trustees also noted recent changes in the portfolio management team at the Sub-Adviser. The Trustees noted that TAM intends to monitor and report to the Board on the portfolio manager transition and performance going forward.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Goldman Sachs 70/30 Allocation VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica International Focus VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2022, and held for the entire six-month period until June 30, 2022.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period (B)	Ending Account Value June 30, 2022	Expenses Paid During Period (B)	Net Annualized Expense Ratio
Initial Class	$1,000.00	$754.90	$3.61	$1,020.70	$4.16	0.83%
Service Class	1,000.00	754.00	4.70	1,019.40	5.41	1.08

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2022

(unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks	96.3%
Other Investment Company	1.4
Repurchase Agreement	1.1
Net Other Assets (Liabilities)	1.2
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica International Focus VP

SCHEDULE OF INVESTMENTS

At June 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS - 96.3%
Australia - 1.5%
Northern Star Resources Ltd.	1,116,137	$5,235,473

Austria - 1.3%
Erste Group Bank AG	189,777	4,822,473

China - 3.5%
Airtac International Group	183,003	6,108,245
ANTA Sports Products Ltd.	532,400	6,551,917

		12,660,162

Finland - 2.0%
Neste OYJ	158,564	7,053,082

France - 12.1%
LVMH Moet Hennessy Louis Vuitton SE	12,596	7,719,806
Sanofi	123,703	12,474,956
TotalEnergies SE	224,565	11,820,420
Vinci SA	130,388	11,703,812

		43,718,994

Germany - 4.1%
Bayerische Motoren Werke AG	114,858	8,903,860
Merck KGaA	34,962	5,930,298

		14,834,158

Ireland - 6.7%
ICON PLC (A)	44,231	9,584,858
Kingspan Group PLC	137,763	8,283,840
Smurfit Kappa Group PLC	189,815	6,400,951

		24,269,649

Israel - 3.8%
Bank Leumi Le-Israel BM	718,680	6,429,327
Nice Ltd., ADR (A)	37,872	7,288,466

		13,717,793

Italy - 3.2%
Amplifon SpA (B)	51,399	1,580,239
Enel SpA	1,245,961	6,833,124
Interpump Group SpA (B)	77,222	2,956,704

		11,370,067

Japan - 17.0%
Asahi Group Holdings Ltd.	121,000	3,979,129
Food & Life Cos. Ltd.	251,500	5,395,699
Haseko Corp.	380,200	4,465,446
ITOCHU Corp.	383,800	10,354,142
Lasertec Corp.	49,000	5,836,078
Open House Group Co. Ltd.	174,200	6,934,153
Pan Pacific International Holdings Corp.	469,000	7,477,381
Taiyo Yuden Co. Ltd.	214,900	7,323,008
Tokyo Electron Ltd.	28,400	9,269,566

		61,034,602

Norway - 6.5%
DNB Bank ASA	527,964	9,558,027
Equinor ASA	393,602	13,715,214

		23,273,241

Republic of Korea - 1.9%
Samsung Electronics Co. Ltd.	155,912	6,876,865

	Shares	Value
COMMON STOCKS (continued)
Singapore - 3.3%
DBS Group Holdings Ltd.	559,000	$ 11,961,143

Spain - 2.1%
Iberdrola SA	738,819	7,692,143

Sweden - 2.9%
Epiroc AB, Class A	105,197	1,631,086
Epiroc AB, Class B	463,011	6,274,448
Thule Group AB (B) (C)	97,849	2,420,577

		10,326,111

Switzerland - 7.7%
Lonza Group AG	15,141	8,087,373
Roche Holding AG	38,654	12,922,025
Swiss Life Holding AG	13,841	6,756,725

		27,766,123

Taiwan - 3.1%
E Ink Holdings, Inc.	561,000	3,582,133
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	92,946	7,598,336

		11,180,469

United Kingdom - 13.6%
Ashtead Group PLC	144,443	6,076,507
Beazley PLC	753,534	4,594,633
British American Tobacco PLC	217,705	9,331,764
Diageo PLC	188,587	8,145,582
Legal & General Group PLC	3,249,812	9,501,062
Rio Tinto PLC, ADR (B)	183,690	11,205,090

		48,854,638

Total Common Stocks (Cost $346,048,430)		346,647,186

OTHER INVESTMENT COMPANY - 1.4%
Securities Lending Collateral - 1.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.54% (D)	4,862,980	4,862,980

Total Other Investment Company (Cost $4,862,980)		4,862,980

	Principal	Value
REPURCHASE AGREEMENT - 1.1%
Fixed Income Clearing Corp., 0.35% (D), dated 06/30/2022, to be repurchased at $3,955,178 on 07/01/2022. Collateralized by a U.S. Government Obligation, 3.00%, due 06/30/2024, and with a value of $4,034,282.	$3,955,139	3,955,139

Total Repurchase Agreement (Cost $3,955,139)		3,955,139

Total Investments (Cost $354,866,549)		355,465,305
Net Other Assets (Liabilities) - 1.2%		4,240,566

Net Assets - 100.0%		$ 359,705,871

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica International Focus VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	9.2%	$32,770,970
Oil, Gas & Consumable Fuels	9.2	32,588,716
Pharmaceuticals	8.8	31,327,279
Semiconductors & Semiconductor Equipment	6.4	22,703,980
Insurance	5.9	20,852,420
Life Sciences Tools & Services	5.0	17,672,231
Machinery	4.8	16,970,483
Metals & Mining	4.6	16,440,563
Electric Utilities	4.1	14,525,267
Textiles, Apparel & Luxury Goods	4.0	14,271,723
Beverages	3.4	12,124,711
Construction & Engineering	3.3	11,703,812
Household Durables	3.2	11,399,599
Electronic Equipment, Instruments & Components	3.1	10,905,141
Trading Companies & Distributors	2.9	10,354,142
Tobacco	2.6	9,331,764
Automobiles	2.5	8,903,860
Building Products	2.3	8,283,840
Multiline Retail	2.1	7,477,381
Software	2.1	7,288,466
Technology Hardware, Storage & Peripherals	1.9	6,876,865
Containers & Packaging	1.8	6,400,951
Commercial Services & Supplies	1.7	6,076,507
Hotels, Restaurants & Leisure	1.5	5,395,699
Leisure Products	0.7	2,420,577
Health Care Providers & Services	0.4	1,580,239

Investments	97.5	346,647,186
Short-Term Investments	2.5	8,818,119

Total Investments	100.0%	$355,465,305

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$35,676,750	$310,970,436	$—	$346,647,186
Other Investment Company	4,862,980	—	—	4,862,980
Repurchase Agreement	—	3,955,139	—	3,955,139

Total Investments	$40,539,730	$314,925,575	$—	$355,465,305

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica International Focus VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $14,558,667, collateralized by cash collateral of $4,862,980 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $10,112,474. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2022, the value of the 144A security is $2,420,577, representing 0.7% of the Portfolio’s net assets.
(D)	Rates disclosed reflect the yields at June 30, 2022.
(E)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2022. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica International Focus VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2022

(unaudited)

Assets:
Investments, at value (cost $350,911,410) (including securities loaned of $14,558,667)	$351,510,166
Repurchase agreement, at value (cost $3,955,139)	3,955,139
Foreign currency, at value (cost $4,777,381)	4,682,867
Receivables and other assets:
Investments sold	2,783,172
Net income from securities lending	5,639
Shares of beneficial interest sold	3,226,441
Dividends	287,149
Interest	38
Tax reclaims	1,194,260
Prepaid expenses	1,706

Total assets	367,646,577

Liabilities:
Cash collateral received upon return of:
Securities on loan	4,862,980
Payables and other liabilities:
Investments purchased	2,684,999
Shares of beneficial interest redeemed	6,338
Investment management fees	237,884
Distribution and service fees	21,463
Transfer agent costs	1,024
Trustees, CCO and deferred compensation fees	6,139
Audit and tax fees	13,901
Custody fees	25,717
Legal fees	3,909
Printing and shareholder reports fees	66,681
Other accrued expenses	9,671

Total liabilities	7,940,706

Net assets	$359,705,871

Net assets consist of:
Capital stock ($0.01 par value)	$445,282
Additional paid-in capital	326,980,745
Total distributable earnings (accumulated losses)	32,279,844

Net assets	$359,705,871

Net assets by class:
Initial Class	$260,542,904
Service Class	99,162,967

Shares outstanding:
Initial Class	32,035,580
Service Class	12,492,657

Net asset value and offering price per share:
Initial Class	$8.13
Service Class	7.94

STATEMENT OF OPERATIONS

For the period ended June 30, 2022

(unaudited)

Investment Income:
Dividend income	$8,329,968
Interest income	10,144
Net income from securities lending	97,845
Withholding taxes on foreign income	(928,429)

Total investment income	7,509,528

Expenses:
Investment management fees	1,626,523
Distribution and service fees:
Service Class	146,958
Transfer agent costs	2,518
Trustees, CCO and deferred compensation fees	7,644
Audit and tax fees	13,664
Custody fees	45,075
Legal fees	13,440
Printing and shareholder reports fees	22,551
Other	27,163

Total expenses	1,905,536

Net investment income (loss)	5,603,992

Net realized gain (loss) on:
Investments	1,220,772
Foreign currency transactions	(658,632)

Net realized gain (loss)	562,140

Net change in unrealized appreciation (depreciation) on:
Investments	(124,498,951)
Translation of assets and liabilities denominated in foreign currencies	(170,145)

Net change in unrealized appreciation (depreciation)	(124,669,096)

Net realized and change in unrealized gain (loss)	(124,106,956)

Net increase (decrease) in net assets resulting from operations	$(118,502,964)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica International Focus VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2022 (unaudited)	December 31, 2021
From operations:
Net investment income (loss)	$5,603,992	$8,389,172
Net realized gain (loss)	562,140	30,039,160
Net change in unrealized appreciation (depreciation)	(124,669,096)	14,073,506

Net increase (decrease) in net assets resulting from operations	(118,502,964)	52,501,838

Dividends and/or distributions to shareholders:
Initial Class	—	(4,592,029)
Service Class	—	(1,394,786)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(5,986,815)

Capital share transactions:
Proceeds from shares sold:
Initial Class	8,313,375	8,518,793
Service Class	2,520,928	14,190,642

	10,834,303	22,709,435

Dividends and/or distributions reinvested:
Initial Class	—	4,592,029
Service Class	—	1,394,786

	—	5,986,815

Cost of shares redeemed:
Initial Class	(19,730,577)	(73,710,493)
Service Class	(7,843,177)	(19,182,669)

	(27,573,754)	(92,893,162)

Net increase (decrease) in net assets resulting from capital share transactions	(16,739,451)	(64,196,912)

Net increase (decrease) in net assets	(135,242,415)	(17,681,889)

Net assets:
Beginning of period/year	494,948,286	512,630,175

End of period/year	$359,705,871	$494,948,286

Capital share transactions - shares:
Shares issued:
Initial Class	916,921	823,586
Service Class	280,932	1,385,314

	1,197,853	2,208,900

Shares reinvested:
Initial Class	—	441,541
Service Class	—	137,147

	—	578,688

Shares redeemed:
Initial Class	(2,059,564)	(7,050,223)
Service Class	(858,381)	(1,882,949)

	(2,917,945)	(8,933,172)

Net increase (decrease) in shares outstanding:
Initial Class	(1,142,643)	(5,785,096)
Service Class	(577,449)	(360,488)

	(1,720,092)	(6,145,584)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica International Focus VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2022 (unaudited)		December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017
Net asset value, beginning of period/year	$10.77		$9.84	$8.32	$8.01	$9.91	$7.89

Investment operations:
Net investment income (loss) (A)	0.13		0.18	0.12	0.18	0.15	0.10
Net realized and unrealized gain (loss)	(2.77)		0.88	1.59	1.81	(1.88)	2.04

Total investment operations	(2.64)		1.06	1.71	1.99	(1.73)	2.14

Dividends and/or distributions to shareholders:
Net investment income	—		(0.13)	(0.19)	(0.15)	(0.12)	(0.12)
Net realized gains	—		—	—	(1.53)	(0.05)	—

Total dividends and/or distributions to shareholders	—		(0.13)	(0.19)	(1.68)	(0.17)	(0.12)

Net asset value, end of period/year	$8.13		$10.77	$9.84	$8.32	$8.01	$9.91

Total return	(24.51	)%(B)	10.82%	20.90%	27.68%	(17.70)%	27.24%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$260,543		$357,374	$383,396	$365,486	$346,289	$433,218
Expenses to average net assets	0.83	%(C)	0.83%	0.82%	0.82%	0.93%	1.00%
Net investment income (loss) to average net assets	2.72	%(C)	1.71%	1.46%	2.10%	1.60%	1.12%
Portfolio turnover rate	15	%(B)	20%	30%	26%	131%	13%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2022 (unaudited)		December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017
Net asset value, beginning of period/year	$10.53		$9.62	$8.14	$7.86	$9.73	$7.75

Investment operations:
Net investment income (loss) (A)	0.11		0.15	0.09	0.15	0.13	0.09
Net realized and unrealized gain (loss)	(2.70)		0.87	1.56	1.78	(1.86)	1.99

Total investment operations	(2.59)		1.02	1.65	1.93	(1.73)	2.08

Dividends and/or distributions to shareholders:
Net investment income	—		(0.11)	(0.17)	(0.12)	(0.09)	(0.10)
Net realized gains	—		—	—	(1.53)	(0.05)	—

Total dividends and/or distributions to shareholders	—		(0.11)	(0.17)	(1.65)	(0.14)	(0.10)

Net asset value, end of period/year	$7.94		$10.53	$9.62	$8.14	$7.86	$9.73

Total return	(24.60	)%(B)	10.63%	20.58%	27.40%	(17.95)%	26.98%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$99,163		$137,574	$129,234	$114,566	$95,537	$145,400
Expenses to average net assets	1.08	%(C)	1.08%	1.07%	1.07%	1.18%	1.25%
Net investment income (loss) to average net assets	2.47	%(C)	1.45%	1.18%	1.83%	1.42%	1.06%
Portfolio turnover rate	15	%(B)	20%	30%	26%	131%	13%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica International Focus VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2022

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica International Focus VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica International Focus VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

1. ORGANIZATION (continued)

services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2022, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2022 by the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica International Focus VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica International Focus VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2022, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2022.

Repurchase agreements at June 30, 2022, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2022, if any, are shown on a gross basis within the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica International Focus VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2022.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$4,862,980	$—	$—	$—	$4,862,980
Total Borrowings	$4,862,980	$—	$—	$—	$4,862,980

5. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities and other assets may go up or down, sometimes sharply and unpredictably, due to general market conditions, overall economic trends or events, inflation, changes in interest rates, government actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by wars, tariffs, trade disputes or other factors, political developments, investor sentiment, the global and domestic effects of a pandemic or other health emergency, and other factors that may or may not be related to the issuer of the security or other asset. The market prices of securities and other assets also may go down due to events or conditions that affect particular sectors, industries, issuers, or geographies. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets. If the value of the Portfolio’s securities and assets fall, the value of your investment will go down. The Portfolio may experience a substantial or complete loss on any individual security or asset.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, the imposition of economic sanctions, public health events (such as the spread of infectious disease), wars, terrorism, cybersecurity events, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. In the past decade, financial markets throughout the world have experienced increased volatility and decreased liquidity. These conditions may continue or worsen. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down. Securities markets may also be susceptible to market manipulation or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or adversely affect the value of securities traded in these markets, including the Portfolio’s securities.

The pandemic of the novel coronavirus respiratory disease designated COVID-19 has resulted in economic downturns throughout the world, severe losses, particularly to some sectors of the economy and individual issuers, and reduced liquidity of many instruments. There also have been significant disruptions to business operations, including business closures; strained healthcare systems; disruptions to supply chains and employee availability; large fluctuations in consumer demand; and widespread uncertainty regarding the duration and long-term effects of the pandemic. Economic downturns may be prolonged, and political and social instability, continued volatility and decreased liquidity in the securities markets may result. Developing or emerging market countries may be more impacted by the pandemic.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. These and other government intervention into the economy and financial markets may not work as intended. In addition, government actions to mitigate the economic impact of the pandemic have resulted in large expansion of government deficits and debt, the long-term consequences of which are not known. Rates of inflation have recently risen, which could adversely affect economies and markets. The pandemic could continue to adversely affect the value and liquidity of the Portfolio’s investments.

Europe: A number of countries in Europe have experienced severe economic and financial difficulties; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen or spread within or outside Europe. Responses to the financial problems by European governments, central banks and others may not work, may result in conflicts and social unrest and may limit future growth and economic recovery or have other unintended consequences. In January, 2020, through “Brexit,” the United Kingdom withdrew from the European Union. The ramifications of Brexit

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica International Focus VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

5. RISK FACTORS (continued)

are unknown, and the implications of possible political, regulatory, economic, and market outcomes could be significant. The United Kingdom has one of the largest economies in Europe and is a major trading partner with European Union countries and the United States. Brexit may create additional and substantial economic stresses for the United Kingdom, including a contraction of the United Kingdom’s economy, decreased trade, capital outflows, devaluation of the British pound, and a decrease in business and consumer spending and investment. The negative impact on not only the United Kingdom and European Union economies but also the broader global economy could be significant. A number of countries in Europe have suffered terror attacks, and additional attacks may occur in the future. Europe has also been struggling with mass migration from the Middle East, Eastern Europe and Africa. The ultimate effects of these events and other socio-political or geopolitical issues could profoundly affect global economies and markets. Whether or not the Portfolio invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of the Portfolio’s investments.

Additional Market Disruption: Russia’s invasion of Ukraine in February, 2022, the resulting responses by the United States and other countries, and the potential for wider conflict, have increased and may continue to increase volatility and uncertainty in financial markets worldwide. The United States and other countries have imposed broad-ranging economic sanctions on Russia and Russian entities and individuals, and may impose additional sanctions, including on other countries that provide military or economic support to Russia. These sanctions, among other things, restrict companies from doing business with Russia and Russian issuers, and may adversely affect companies with economic or financial exposure to Russia and Russian issuers. The extent and duration of Russia’s military actions and the repercussions of such actions are not known. The invasion may widen beyond Ukraine and may escalate, including through retaliatory actions and cyberattacks by Russia and even other countries. These events may result in further and significant market disruptions and may adversely affect regional and global economies including those of Europe and the United States. Certain industries and markets, such as those involving oil, natural gas and other commodities, as well as global supply chains, may be particularly adversely affected. Whether or not the Portfolio invests in securities of issuers located in Russia, Ukraine and adjacent countries or with significant exposure to issuers in these countries, these events could negatively affect the value and liquidity of the Portfolio’s investments.

Growth stocks risk: Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks typically are particularly sensitive to market movements and may involve larger price swings because their market prices tend to reflect future expectations. When it appears those expectations may not be met, the prices of growth securities typically fall. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

Foreign investment risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the Portfolio’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers.

6. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee, CCO and deferred compensation fees within the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica International Focus VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints	Rate
First $500 million	0.770%
Over $500 million up to $1 billion	0.760
Over $1 billion up to $2 billion	0.710
Over $2 billion up to $3 billion	0.695
Over $3 billion	0.680

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net assets. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Effective May 1, 2022
Initial Class	0.88%	May 1, 2023
Service Class	1.13	May 1, 2023
Prior to May 1, 2022
Initial Class	0.89
Service Class	1.14

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2022 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/ or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2022, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2023. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica International Focus VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Technology Holdings, Inc (“SS&C”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C related to applicable sub-transfer agency services. For the period ended June 30, 2022, (i) the expenses paid to SS&C by the Portfolio are referred to as Transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C by the Portfolio are referred to as Transfer agent costs within the Statement of Assets and Liabilities.

Deferred compensation plan: Effective September 23, 2021, the Board has approved the termination of the deferred compensation plan. Payments will be made to applicable current and former Board members consistent with Section 409A of the Code. Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2022, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2022.

7. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2022, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 64,583,013	$ —	$ 79,659,621	$ —

8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2022, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 354,866,549	$ 36,770,330	$ (36,171,574)	$ 598,756

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica International Focus VP

(formerly Transamerica International Growth VP)

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 15-16, 2022, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica International Focus VP (formerly Transamerica International Growth VP) (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Epoch Investment Partners, Inc. (formerly TDAM USA Inc.) (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2023.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative fee, expense, and performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica International Focus VP

(formerly Transamerica International Growth VP)

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2021. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 1- and 3-year periods and in line with the median for the past 5- and 10-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was above its benchmark for the past 3-, 5- and 10-year periods and below its benchmark for the past 1-year period. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on May 1, 2018 pursuant to its current investment objective and investment strategies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were below the median for its peer group and in line with the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica International Focus VP

(formerly Transamerica International Growth VP)

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Janus Balanced VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2022, and held for the entire six-month period until June 30, 2022.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period (B)	Ending Account Value June 30, 2022	Expenses Paid During Period (B)	Net Annualized Expense Ratio
Initial Class	$1,000.00	$828.10	$3.44	$1,021.00	$3.81	0.76%
Service Class	1,000.00	827.00	4.58	1,019.80	5.06	1.01

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2022

(unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks	55.4%
U.S. Government Obligations	15.5
U.S. Government Agency Obligations	11.0
Corporate Debt Securities	10.2
Repurchase Agreement	5.7
Mortgage-Backed Securities	4.3
Asset-Backed Securities	2.8
Other Investment Company	1.7
Loan Assignments	0.2
Net Other Assets (Liabilities)	(6.8)
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS

At June 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS - 55.4%
Aerospace & Defense - 1.2%
General Dynamics Corp.	33,696	$7,455,240
L3 Harris Technologies, Inc.	19,952	4,822,398

		12,277,638

Air Freight & Logistics - 1.1%
United Parcel Service, Inc., Class B	61,911	11,301,234

Banks - 1.7%
Bank of America Corp.	348,406	10,845,879
JPMorgan Chase & Co.	54,659	6,155,150

		17,001,029

Beverages - 1.2%
Constellation Brands, Inc., Class A	13,161	3,067,303
Monster Beverage Corp. (A)	90,132	8,355,236

		11,422,539

Biotechnology - 1.2%
AbbVie, Inc.	77,655	11,893,640

Building Products - 0.4%
Trane Technologies PLC	26,428	3,432,204

Capital Markets - 2.5%
Charles Schwab Corp.	61,558	3,889,234
CME Group, Inc.	33,164	6,788,671
Goldman Sachs Group, Inc.	16,477	4,893,999
Morgan Stanley	115,852	8,811,703

		24,383,607

Chemicals - 0.3%
Corteva, Inc.	52,006	2,815,605

Communications Equipment - 0.3%
Motorola Solutions, Inc.	15,770	3,305,392

Consumer Finance - 0.8%
American Express Co.	57,891	8,024,850

Electrical Equipment - 0.3%
Rockwell Automation, Inc.	12,908	2,572,693

Electronic Equipment, Instruments & Components - 0.3%
Corning, Inc.	106,399	3,352,632

Entertainment - 0.7%
Walt Disney Co. (A)	74,413	7,024,587

Food & Staples Retailing - 1.4%
Costco Wholesale Corp.	20,208	9,685,290
Sysco Corp.	45,775	3,877,601

		13,562,891

Food Products - 0.5%
Hershey Co.	21,595	4,646,380

Health Care Equipment & Supplies - 2.3%
Abbott Laboratories	78,467	8,525,440
Align Technology, Inc. (A)	10,470	2,477,935
Edwards Lifesciences Corp. (A)	25,645	2,438,583
IDEXX Laboratories, Inc. (A)	5,879	2,061,942
Intuitive Surgical, Inc. (A)	7,768	1,559,115
Medtronic PLC	32,573	2,923,427
Stryker Corp.	14,521	2,888,662

		22,875,104

Health Care Providers & Services - 2.3%
UnitedHealth Group, Inc.	43,121	22,148,239

	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure - 2.8%
Booking Holdings, Inc. (A)	2,373	$ 4,150,353
Hilton Worldwide Holdings, Inc.	47,846	5,331,958
McDonald’s Corp.	45,460	11,223,165
Starbucks Corp.	84,373	6,445,254

		27,150,730

Household Products - 0.8%
Procter & Gamble Co.	57,183	8,222,344

Industrial Conglomerates - 0.7%
Honeywell International, Inc.	42,315	7,354,770

Insurance - 1.3%
Progressive Corp.	109,225	12,699,591

Interactive Media & Services - 3.1%
Alphabet, Inc., Class C (A)	13,810	30,208,685

Internet & Direct Marketing Retail - 2.0%
Amazon.com, Inc. (A)	187,786	19,944,751

IT Services - 3.1%
Accenture PLC, Class A	18,755	5,207,326
Cognizant Technology Solutions Corp., Class A	36,089	2,435,646
Fidelity National Information Services, Inc.	51,503	4,721,280
Mastercard, Inc., Class A	56,658	17,874,466

		30,238,718

Leisure Products - 0.4%
Hasbro, Inc.	48,125	3,940,475

Life Sciences Tools & Services - 0.9%
Thermo Fisher Scientific, Inc.	16,464	8,944,562

Machinery - 1.4%
Deere & Co.	30,767	9,213,793
Parker-Hannifin Corp.	16,557	4,073,850

		13,287,643

Media - 1.0%
Comcast Corp., Class A	258,787	10,154,802

Multiline Retail - 1.0%
Dollar General Corp.	41,381	10,156,553

Oil, Gas & Consumable Fuels - 0.3%
ConocoPhillips	34,631	3,110,210

Personal Products - 0.5%
Estee Lauder Cos., Inc., Class A	18,159	4,624,553

Pharmaceuticals - 2.5%
Eli Lilly & Co.	39,320	12,748,724
Merck & Co., Inc.	89,412	8,151,692
Zoetis, Inc.	18,882	3,245,627

		24,146,043

Real Estate Management & Development - 0.2%
CBRE Group, Inc., Class A (A)	32,900	2,421,769

Semiconductors & Semiconductor Equipment - 3.4%
Advanced Micro Devices, Inc. (A)	71,412	5,460,876
Lam Research Corp.	24,316	10,362,263
NVIDIA Corp.	69,594	10,549,755
Texas Instruments, Inc.	46,794	7,189,898

		33,562,792

Software - 6.3%
Adobe, Inc. (A)	23,236	8,505,770
Cadence Design Systems, Inc. (A)	22,492	3,374,475

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Software (continued)
Microsoft Corp.	183,945	$ 47,242,594
ServiceNow, Inc. (A)	5,608	2,666,716

		61,789,555

Specialty Retail - 1.5%
Home Depot, Inc.	34,312	9,410,752
TJX Cos., Inc.	94,378	5,271,012

		14,681,764

Technology Hardware, Storage & Peripherals - 3.1%
Apple, Inc.	223,963	30,620,221

Textiles, Apparel & Luxury Goods - 0.6%
NIKE, Inc., Class B	57,692	5,896,122

Total Common Stocks (Cost $410,922,474)		545,196,917

	Principal	Value
ASSET-BACKED SECURITIES - 2.8%
ACC Auto Trust Series 2022-A, Class A, 4.58%, 07/15/2026 (B)	$429,696	426,500
ACM Auto Trust Series 2022-1A, Class A, 3.23%, 04/20/2029 (B)	429,116	427,664
Affirm Asset Securitization Trust Series 2021-B, Class A, 1.03%, 08/17/2026 (B)	565,000	535,653
Aqua Finance Trust Series 2021-A, Class A, 1.54%, 07/17/2046 (B)	297,137	274,694
Arivo Acceptance Auto Loan Receivables Trust Series 2022-1A, Class A, 3.93%, 05/15/2028 (B)	377,216	372,044
Carvana Auto Receivables Trust Series 2021-P4, Class A2, 0.82%, 04/10/2025	485,056	479,360
CBAM Ltd.
Series 2019-11RA, Class A1,
3-Month LIBOR + 1.18%, 2.24% (C), 01/20/2035 (B)	1,210,000	1,172,861
Series 2019-11RA, Class B,
3-Month LIBOR + 1.75%, 2.81% (C), 01/20/2035 (B)	308,466	293,876
CF Hippolyta Issuer LLC
Series 2021-1A, Class A1,
1.53%, 03/15/2061 (B)	796,681	703,113
Series 2021-1A, Class B1,
1.98%, 03/15/2061 (B)	300,926	260,043
CIFC Funding Ltd.
Series 2021-7A, Class A1,
3-Month LIBOR + 1.13%, 2.31% (C), 01/23/2035 (B)	375,000	362,285
Series 2021-7A, Class B,
3-Month LIBOR + 1.60%, 2.78% (C), 01/23/2035 (B)	250,874	236,566
Conn’s Receivables Funding LLC Series 2021-A, Class A, 1.05%, 05/15/2026 (B)	265,800	264,166

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Consumer Loan Underlying Bond CLUB Credit Trust Series 2019-P2, Class C, 4.41%, 10/15/2026 (B)	$ 577,010	$ 568,547
CP EF Asset Securitization I LLC Zero Coupon, 04/15/2030	451,000	450,965
Diamond Infrastructure Funding LLC Series 2021-1A, Class A, 1.76%, 04/15/2049 (B)	821,000	706,036
Domino’s Pizza Master Issuer LLC
Series 2018-1A, Class A2I,
4.12%, 07/25/2048 (B)	761,385	742,328
Series 2019-1A, Class A2,
3.67%, 10/25/2049 (B)	1,057,655	957,335
Exeter Automobile Receivables Trust
Series 2019-1A, Class E,
5.20%, 01/15/2026 (B)	380,000	380,304
Series 2021-1A, Class D,
1.08%, 11/16/2026	562,000	534,690
HPS Loan Management Ltd. Series 2021-16A, Class B, 3-Month LIBOR + 1.70%, 2.88% (C), 01/23/2035 (B)	250,000	234,475
Jack in the Box Funding LLC
Series 2019-1A, Class A23,
4.97%, 08/25/2049 (B)	481,900	446,776
Series 2019-1A, Class A2II,
4.48%, 08/25/2049 (B)	830,488	796,102
JPMorgan Chase Bank NA - CACLN
Series 2021-1, Class B,
0.88%, 09/25/2028 (B)	223,136	216,725
Series 2021-2, Class B,
0.89%, 12/26/2028 (B)	476,389	461,563
LAD Auto Receivables Trust Series 2021-1A, Class A, 1.30%, 08/17/2026 (B)	425,274	411,538
Lendbuzz Securitization Trust Series 2022-1A, Class A, 4.22%, 05/17/2027 (B)	922,750	908,652
Libra Solutions LLC Series 2022-1A, Class A, 4.75%, 05/15/2034 (B)	373,830	369,965
Logan CLO II Ltd. Series 2021-2A, Class A, 3-Month LIBOR + 1.15%, 1.40% (C), 01/20/2035 (B)	582,571	561,957
Mercury Financial Credit Card Master Trust Series 2021-1A, Class A, 1.54%, 03/20/2026 (B)	688,000	654,718
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A,
3.84%, 12/25/2025 (B)	237,097	225,295
Series 2021-FHT1, Class A,
3.10%, 07/25/2026 (B)	530,813	484,038
Oak Street Investment Grade Net Lease Fund Series 2020-1A, Class A1, 1.85%, 11/20/2050 (B)	690,396	632,395

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Octagon Investment Partners 48 Ltd. Series 2020-3A, Class AR, 3-Month LIBOR + 1.15%, 2.21% (C), 10/20/2034 (B)	$ 351,000	$ 337,496
Pagaya AI Debt Trust Series 2022-1, Class A, 2.03%, 10/15/2029 (B)	504,597	487,319
PRPM LLC Series 2020-4, Class A1, 2.95% (C), 10/25/2025 (B)	523,952	506,896
Regatta XXIII Funding Ltd. Series 2021-4A, Class B, 3-Month LIBOR + 1.70%, 2.76% (C), 01/20/2035 (B)	264,465	246,901
Santander Bank Auto Credit-Linked Note Series 2022-A, Class B, 5.28%, 05/15/2032 (B)	790,644	783,858
Santander Bank NA - SBCLN Series 2021-1A, Class B, 1.83%, 12/15/2031 (B)	219,573	213,393
Santander Drive Auto Receivables Trust Series 2020-3, Class D, 1.64%, 11/16/2026	1,359,000	1,325,351
Tesla Auto Lease Trust
Series 2021-B, Class A3,
0.60%, 09/22/2025 (B)	394,000	373,520
Series 2021-B, Class B,
0.91%, 09/22/2025 (B)	202,000	188,687
Theorem Funding Trust Series 2021-1A, Class A, 1.21%, 12/15/2027 (B)	260,310	254,443
TPI RE-REMIC Trust, Principal Only STRIPS
Series 2022-FRR1, Class AK33,
Zero Coupon, 07/25/2046 (B)	355,000	335,939
Series 2022-FRR1, Class AK34,
Zero Coupon, 07/25/2046 (B)	292,000	276,322
Tricolor Auto Securitization Trust Series 2022-1A, Class A, 3.30%, 02/18/2025 (B)	138,540	137,388
Upstart Securitization Trust
Series 2021-4, Class A,
0.84%, 09/20/2031 (B)	417,889	402,338
Series 2021-5, Class A,
1.31%, 11/20/2031 (B)	266,250	256,366
Series 2022-1, Class A,
3.12%, 03/20/2032 (B)	969,743	947,951
Series 2022-2, Class A,
4.37%, 05/20/2032 (B)	1,532,000	1,514,351
Vantage Data Centers Issuer LLC Series 2020-1A, Class A2, 1.65%, 09/15/2045 (B)	925,000	843,072
Vantage Data Centers LLC Series 2020-2A, Class A2, 1.99%, 09/15/2045 (B)	596,000	519,545
VCAT LLC Series 2021-NPL1, Class A1, 2.29% (C), 12/26/2050 (B)	194,654	187,413

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Westgate Resorts LLC Series 2022-1A, Class A, 1.79%, 08/20/2036 (B)	$ 265,666	$ 253,933
Westlake Automobile Receivables Trust Series 2020-1A, Class D, 2.80%, 06/16/2025 (B)	615,000	604,431

Total Asset-Backed Securities (Cost $28,915,071)		27,550,142

CORPORATE DEBT SECURITIES - 10.2%
Aerospace & Defense - 0.0% (D)
General Dynamics Corp. 3.50%, 04/01/2027	402,000	395,134

Air Freight & Logistics - 0.1%
GXO Logistics, Inc.
1.65%, 07/15/2026	802,000	700,560
2.65%, 07/15/2031	122,000	96,509

		797,069

Banks - 2.7%
Bank of America Corp.
Fixed until 06/14/2028, 2.09% (C), 06/14/2029	916,000	785,455
Fixed until 04/29/2030, 2.59% (C), 04/29/2031	2,140,000	1,820,029
Fixed until 04/24/2027, 3.71% (C), 04/24/2028	652,000	622,558
Fixed until 03/05/2028, 3.97% (C), 03/05/2029	456,000	435,535
Fixed until 04/27/2027, 4.38% (C), 04/27/2028	1,348,000	1,328,950
Fixed until 04/27/2032, 4.57% (C), 04/27/2033	1,396,000	1,361,410
Fixed until 06/01/2023 (E), 5.20% (C)	393,000	364,508
Fixed until 09/05/2024 (E), 6.25% (C)	993,000	962,217
Bank of Montreal Fixed until 01/10/2032, 3.09% (C), 01/10/2037	2,535,000	2,080,170
BNP Paribas SA
Fixed until 01/20/2027, 2.59% (C), 01/20/2028 (B)	616,000	554,852
Fixed until 01/20/2032, 3.13% (C), 01/20/2033 (B) (F)	525,000	440,746
Citigroup, Inc.
Fixed until 01/10/2027, 3.89% (C), 01/10/2028	1,369,000	1,318,067
Fixed until 03/31/2030, 4.41% (C), 03/31/2031	893,000	854,740
Fixed until 05/15/2023 (E), 5.35% (C)	478,000	442,160
Fixed until 05/15/2025 (E), 5.95% (C)	496,000	460,452
Fixed until 05/15/2024 (E), 6.30% (C)	109,000	101,467
Citizens Financial Group, Inc. 3.75%, 07/01/2024	188,000	185,257
Commonwealth Bank of Australia 3.78%, 03/14/2032 (B)	966,000	853,346
First Republic Bank 4.63%, 02/13/2047	385,000	352,929

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
JPMorgan Chase & Co.
Fixed until 04/22/2025, 2.08% (C), 04/22/2026	$ 466,000	$ 436,133
Fixed until 05/13/2030, 2.96% (C), 05/13/2031	949,000	821,318
Fixed until 01/25/2032, 2.96% (C), 01/25/2033	1,283,000	1,104,410
Fixed until 01/29/2026, 3.96% (C), 01/29/2027	1,052,000	1,027,500
Fixed until 04/26/2025, 4.08% (C), 04/26/2026	899,000	886,946
Fixed until 06/14/2029, 4.57% (C), 06/14/2030	755,000	742,759
Fixed until 04/26/2032, 4.59% (C), 04/26/2033	368,000	362,723
Fixed until 02/01/2025 (E), 4.60% (C)	414,000	349,702
Fixed until 08/01/2024 (E), 5.00% (C)	392,000	343,495
National Australia Bank Ltd. 2.99%, 05/21/2031 (B)	1,369,000	1,147,003
SVB Financial Group
Fixed until 02/15/2031 (E), 4.10% (C)	1,033,000	710,145
Fixed until 11/15/2026 (E), 4.25% (C)	2,090,000	1,576,969
US Bancorp Fixed until 11/03/2031, 2.49% (C), 11/03/2036	1,027,000	839,186
Westpac Banking Corp. Fixed until 11/15/2030, 2.67% (C), 11/15/2035	841,000	675,740

		26,348,877

Beverages - 0.1%
Diageo Capital PLC
1.38%, 09/29/2025	200,000	186,799
2.00%, 04/29/2030	606,000	518,366
2.13%, 04/29/2032 (F)	486,000	406,557

		1,111,722

Biotechnology - 0.1%
CSL Finance PLC
3.85%, 04/27/2027 (B)	270,000	267,843
4.05%, 04/27/2029 (B)	668,000	657,133
4.25%, 04/27/2032 (B)	476,000	466,692

		1,391,668

Building Products - 0.1%
Allegion US Holding Co., Inc. 5.41%, 07/01/2032	929,000	925,192
Standard Industries, Inc. 4.38%, 07/15/2030 (B)	290,000	228,738

		1,153,930

Capital Markets - 1.6%
Ares Capital Corp. 2.88%, 06/15/2027	823,000	687,949
Bank of New York Mellon Corp. Fixed until 09/20/2025 (E), 4.70% (C) (F)	1,487,000	1,452,799
Charles Schwab Corp.
Fixed until 12/01/2030 (E), 4.00% (C)	501,000	382,767
Fixed until 06/01/2025 (E), 5.38% (C)	2,528,000	2,496,400

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Goldman Sachs Group, Inc.
Fixed until 02/24/2032, 3.10% (C), 02/24/2033	$ 761,000	$ 651,800
3.50%, 04/01/2025	1,486,000	1,457,916
Morgan Stanley
Fixed until 05/04/2026, 1.59% (C), 05/04/2027	632,000	561,676
Fixed until 02/13/2031, 1.79% (C), 02/13/2032	1,104,000	871,330
Fixed until 04/28/2025, 2.19% (C), 04/28/2026	1,359,000	1,273,373
Fixed until 07/21/2031, 2.24% (C), 07/21/2032	1,203,000	978,036
Fixed until 09/16/2031, 2.48% (C), 09/16/2036	1,468,000	1,131,911
Fixed until 01/21/2032, 2.94% (C), 01/21/2033	1,894,000	1,624,165
4.35%, 09/08/2026	79,000	78,281
MSCI, Inc.
3.63%, 09/01/2030 (B)	992,000	826,960
3.88%, 02/15/2031 (B)	962,000	822,510
4.00%, 11/15/2029 (B)	88,000	77,997

		15,375,870

Commercial Services & Supplies - 0.1%
Aramark Services, Inc. 6.38%, 05/01/2025 (B)	1,141,000	1,116,297

Consumer Finance - 0.1%
American Express Co. Fixed until 02/26/2032, 4.99% (C), 05/26/2033	1,162,000	1,165,364

Diversified Financial Services - 0.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.00%, 10/29/2028	655,000	552,737
4.63%, 10/15/2027	774,000	729,863
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc.
2.88%, 10/15/2026 (B)	993,000	820,625
3.63%, 03/01/2029 (B)	443,000	348,340
3.88%, 03/01/2031 (B)	575,000	431,250
4.00%, 10/15/2033 (B)	755,000	536,050

		3,418,865

Diversified Telecommunication Services - 0.1%
AT&T, Inc.
3.65%, 09/15/2059	109,000	82,234
3.80%, 12/01/2057	660,000	514,736

		596,970

Electric Utilities - 0.4%
Duquesne Light Holdings, Inc. 2.78%, 01/07/2032 (B)	909,000	747,521
NextEra Energy Capital Holdings, Inc.
1.88%, 01/15/2027	1,096,000	989,895
2.44%, 01/15/2032	405,000	337,385
NRG Energy, Inc.
3.38%, 02/15/2029 (B)	938,000	756,413
3.63%, 02/15/2031 (B)	1,058,000	829,461
6.63%, 01/15/2027	295,000	288,916

		3,949,591

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electronic Equipment, Instruments & Components - 0.2%
Trimble, Inc.
4.75%, 12/01/2024	$ 853,000	$ 857,913
4.90%, 06/15/2028	645,000	629,763

		1,487,676

Entertainment - 0.1%
Netflix, Inc.
4.88%, 04/15/2028	246,000	232,042
5.88%, 11/15/2028	860,000	840,650

		1,072,692

Equity Real Estate Investment Trusts - 0.5%
Agree LP
2.00%, 06/15/2028	630,000	538,692
2.60%, 06/15/2033	472,000	374,905
2.90%, 10/01/2030	313,000	265,991
Equinix, Inc. 2.15%, 07/15/2030	533,000	432,280
Invitation Homes Operating Partnership LP 2.00%, 08/15/2031	1,018,000	785,322
MPT Operating Partnership LP / MPT Finance Corp. 3.50%, 03/15/2031	903,000	704,340
Rexford Industrial Realty LP 2.15%, 09/01/2031	1,233,000	971,862
Sun Communities Operating LP 2.70%, 07/15/2031	1,163,000	939,689

		5,013,081

Food Products - 0.3%
JBS Finance Luxembourg SARL 3.63%, 01/15/2032 (B)	500,000	403,750
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.
3.00%, 05/15/2032 (B)	695,000	533,733
4.38%, 02/02/2052 (B)	916,000	647,813
5.50%, 01/15/2030 (B)	375,000	355,607
6.50%, 04/15/2029 (B)	226,000	227,356
Mondelez International, Inc. 2.75%, 04/13/2030	68,000	59,862
Pilgrim’s Pride Corp. 3.50%, 03/01/2032 (B)	879,000	686,719

		2,914,840

Health Care Providers & Services - 0.5%
Centene Corp.
2.45%, 07/15/2028	919,000	767,007
3.00%, 10/15/2030	491,000	406,916
4.25%, 12/15/2027	2,255,000	2,098,616
CVS Health Corp. 5.05%, 03/25/2048	399,000	384,354
HCA, Inc.
5.38%, 09/01/2026	187,000	185,426
5.50%, 06/15/2047	188,000	171,329
5.63%, 09/01/2028	264,000	259,695
5.88%, 02/15/2026 - 02/01/2029	650,000	651,529

		4,924,872

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure - 0.1%
GLP Capital LP / GLP Financing II, Inc.
5.25%, 06/01/2025	$ 310,000	$ 304,014
5.30%, 01/15/2029	73,000	69,723
5.38%, 04/15/2026	333,000	325,881

		699,618

Insurance - 0.6%
Athene Global Funding
1.72%, 01/07/2025 (B)	511,000	477,203
1.73%, 10/02/2026 (B)	1,522,000	1,322,600
2.65%, 10/04/2031 (B)	1,416,000	1,132,606
2.72%, 01/07/2029 (B)	1,054,000	900,528
Brown & Brown, Inc.
4.20%, 03/17/2032	291,000	265,772
4.95%, 03/17/2052	845,000	745,626
Prudential Financial, Inc. Fixed until 07/01/2030, 3.70% (C), 10/01/2050	1,066,000	892,295

		5,736,630

Internet & Catalog Retail - 0.2%
Amazon.com, Inc.
3.00%, 04/13/2025	978,000	968,955
3.95%, 04/13/2052	459,000	426,017
4.10%, 04/13/2062	744,000	678,331

		2,073,303

IT Services - 0.2%
Global Payments, Inc.
2.15%, 01/15/2027	570,000	506,617
2.90%, 11/15/2031	566,000	464,810
4.80%, 04/01/2026	513,000	514,132
PayPal Holdings, Inc. 1.65%, 06/01/2025	451,000	425,840

		1,911,399

Leisure Products - 0.2%
Hasbro, Inc.
3.90%, 11/19/2029	1,126,000	1,035,919
5.10%, 05/15/2044	183,000	164,623
6.35%, 03/15/2040	347,000	357,356

		1,557,898

Media - 0.1%
Charter Communications Operating LLC / Charter Communications Operating Capital
2.80%, 04/01/2031	58,000	46,572
6.48%, 10/23/2045	221,000	215,368
Comcast Corp. 3.75%, 04/01/2040	307,000	270,333
Fox Corp. 4.03%, 01/25/2024	362,000	362,547

		894,820

Metals & Mining - 0.1%
Allegheny Technologies, Inc. 5.88%, 12/01/2027 (F)	646,000	572,028
Reliance Steel & Aluminum Co. 4.50%, 04/15/2023	396,000	397,248

		969,276

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Multi-Utilities - 0.1%
Algonquin Power & Utilities Corp. Fixed until 01/18/2027, 4.75% (C), 01/18/2082	$ 1,131,000	$ 938,709
Dominion Energy, Inc. Fixed until 01/15/2027 (E), 4.35% (C)	546,000	449,085

		1,387,794

Multiline Retail - 0.1%
Dollar General Corp. 4.13%, 04/03/2050	641,000	537,825

Oil, Gas & Consumable Fuels - 0.1%
Energy Transfer LP 4.95%, 06/15/2028	78,000	76,989
Hess Midstream Operations LP 5.13%, 06/15/2028 (B)	795,000	713,513
Southwestern Energy Co. 4.75%, 02/01/2032	619,000	527,487

		1,317,989

Personal Products - 0.1%
GSK Consumer Healthcare Capital US LLC 3.38%, 03/24/2027 - 03/24/2029 (B)	907,000	861,472

Pharmaceuticals - 0.1%
Royalty Pharma PLC
3.35%, 09/02/2051	425,000	288,799
3.55%, 09/02/2050	782,000	549,521

		838,320

Semiconductors & Semiconductor Equipment - 0.6%
Advanced Micro Devices, Inc. 3.92%, 06/01/2032	350,000	344,470
Analog Devices, Inc. 2.95%, 04/01/2025	534,000	523,555
Broadcom, Inc. 4.30%, 11/15/2032	603,000	549,237
Marvell Technology, Inc.
1.65%, 04/15/2026	732,000	656,519
4.88%, 06/22/2028	599,000	591,664
Microchip Technology, Inc. 2.67%, 09/01/2023	1,296,000	1,275,045
SK Hynix, Inc.
1.50%, 01/19/2026 (B)	768,000	690,962
2.38%, 01/19/2031 (B)	250,000	197,415
TSMC Arizona Corp. 3.88%, 04/22/2027	669,000	667,687

		5,496,554

Software - 0.1%
Workday, Inc.
3.50%, 04/01/2027	372,000	355,890
3.70%, 04/01/2029	280,000	262,388
3.80%, 04/01/2032	608,000	557,219

		1,175,497

Specialty Retail - 0.1%
Lithia Motors, Inc. 3.88%, 06/01/2029 (B)	1,480,000	1,257,082

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Trading Companies & Distributors - 0.1%
Air Lease Corp.
1.88%, 08/15/2026	$ 817,000	$ 706,776
3.00%, 02/01/2030	412,000	336,991

		1,043,767

Total Corporate Debt Securities (Cost $113,994,005)		99,993,762

LOAN ASSIGNMENTS - 0.2%
Biotechnology - 0.1%
HCRX Investments Holdco LP Term Loan B, 3-Month LIBOR + 2.25%, 3.47% (C), 07/14/2028	929,309	922,339

Semiconductors & Semiconductor Equipment - 0.1%
MKS Instruments, Inc. Term Loan, TBD, 10/21/2028 (G)	1,086,000	1,047,990

Total Loan Assignments (Cost $1,531,252)		1,970,329

MORTGAGE-BACKED SECURITIES - 4.3%
280 Park Avenue Mortgage Trust Series 2017-280P, Class A, 1-Month LIBOR + 0.88%, 2.07% (C), 09/15/2034 (B)	592,515	581,120
Angel Oak Mortgage Trust
Series 2019-5, Class A1,
2.59% (C), 10/25/2049 (B)	109,934	107,828
Series 2019-6, Class A1,
2.62% (C), 11/25/2059 (B)	94,741	93,025
Series 2020-3, Class A2,
2.41% (C), 04/25/2065 (B)	199,517	190,587
Bayview MSR Opportunity Master Fund Trust
Series 2021-5, Class AF,
1-Month SOFR + 0.85%, 1.43% (C), 11/25/2051 (B)	739,991	687,700
Series 2022-2, Class A1,
3.00% (C), 12/25/2051 (B)	1,429,272	1,270,493
BBCMS Mortgage Trust Series 2017-DELC, Class A, 1-Month LIBOR + 0.85%, 2.17% (C), 08/15/2036 (B)	422,000	413,241
BBCMS Trust Series 2015-SRCH, Class A2, 4.20%, 08/10/2035 (B)	715,000	691,814
BPR Trust Series 2022-OANA, Class A, 1-Month SOFR + 1.90%, 3.18% (C), 04/15/2037 (B)	1,387,000	1,358,624
BX Commercial Mortgage Trust
Series 2019-XL, Class A,
1-Month LIBOR + 0.92%, 2.24% (C), 10/15/2036 (B)	1,078,748	1,059,753
Series 2019-XL, Class B,
1-Month LIBOR + 1.08%, 2.40% (C), 10/15/2036 (B)	317,900	309,903

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
BX Commercial Mortgage Trust (continued)
Series 2020-VKNG, Class A,
1-Month LIBOR + 0.93%, 2.25% (C), 10/15/2037 (B)	$ 165,427	$ 160,369
Series 2021-VINO, Class A,
1-Month LIBOR + 0.65%, 1.98% (C), 05/15/2038 (B)	186,000	177,124
Series 2021-VOLT, Class B,
1-Month LIBOR + 0.95%, 2.27% (C), 09/15/2036 (B)	733,000	688,593
Series 2021-VOLT, Class D,
1-Month LIBOR + 1.65%, 2.97% (C), 09/15/2036 (B)	770,000	719,935
BX Trust
Series 2019-OC11, Class B,
3.61%, 12/09/2041 (B)	242,000	218,509
Series 2019-OC11, Class C,
3.86%, 12/09/2041 (B)	481,000	425,470
Series 2021-LBA, Class AJV,
1-Month LIBOR + 0.80%, 2.13% (C), 02/15/2036 (B)	820,000	774,838
Series 2021-LBA, Class AV,
1-Month LIBOR + 0.80%, 2.13% (C), 02/15/2036 (B)	932,000	882,724
BXP Trust Series 2017-GM, Class A, 3.38%, 06/13/2039 (B)	324,000	303,168
Chase Mortgage Finance Corp. Series 2021-CL1, Class M1, 1-Month SOFR + 1.20%, 2.13% (C), 02/25/2050 (B)	777,688	739,987
CIM Trust Series 2021-NR1, Class A1, 2.57%, 07/25/2055 (B)	527,193	503,089
Cold Storage Trust
Series 2020-ICE5, Class A,
1-Month LIBOR + 0.90%, 2.22% (C), 11/15/2037 (B)	1,316,224	1,283,158
Series 2020-ICE5, Class B,
1-Month LIBOR + 1.30%, 2.62% (C), 11/15/2037 (B)	585,862	570,408
Series 2020-ICE5, Class C,
1-Month LIBOR + 1.65%, 2.97% (C), 11/15/2037 (B)	587,828	571,586
COLT Mortgage Loan Trust
Series 2020-2, Class A1,
1.85% (C), 03/25/2065 (B)	31,633	31,219
Series 2020-3, Class A1,
1.51% (C), 04/27/2065 (B)	77,833	74,582
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class A,
1-Month LIBOR + 0.98%, 2.30% (C), 05/15/2036 (B)	1,509,000	1,484,296
Series 2019-ICE4, Class C,
1-Month LIBOR + 1.43%, 2.75% (C), 05/15/2036 (B)	282,000	275,069
CSMC Trust
Series 2020-UNFI, Class A,
1-Month LIBOR + 3.67%, 4.79% (C), 12/15/2022 (B)	428,000	422,666

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
CSMC Trust (continued)
Series 2021-WEHO, Class A,
1-Month LIBOR + 3.97%, 5.29% (C), 04/15/2023 (B)	$ 645,701	$ 621,336
Extended Stay America Trust
Series 2021-ESH, Class A,
1-Month LIBOR + 1.08%, 2.41% (C), 07/15/2038 (B)	426,376	415,668
Series 2021-ESH, Class B,
1-Month LIBOR + 1.38%, 2.71% (C), 07/15/2038 (B)	274,312	266,045
Flagstar Mortgage Trust Series 2021-13IN, Class A2, 3.00% (C), 12/30/2051 (B)	2,275,655	2,028,653
GCAT Trust Series 2022-INV1, Class A1, 3.00% (C), 12/25/2051 (B)	1,897,674	1,690,177
Great Wolf Trust
Series 2019-WOLF, Class A,
1-Month LIBOR + 1.03%, 2.36% (C), 12/15/2036 (B)	230,000	223,636
Series 2019-WOLF, Class B,
1-Month LIBOR + 1.33%, 2.66% (C), 12/15/2036 (B)	258,000	248,915
Series 2019-WOLF, Class C,
1-Month LIBOR + 1.63%, 2.96% (C), 12/15/2036 (B)	287,000	276,172
Life Mortgage Trust
Series 2021-BMR, Class A,
1-Month LIBOR + 0.70%, 2.02% (C), 03/15/2038 (B)	1,492,149	1,444,147
Series 2021-BMR, Class C,
1-Month LIBOR + 1.10%, 2.42% (C), 03/15/2038 (B)	740,177	706,713
Series 2022-BMR2, Class A1,
1-Month SOFR + 1.30%, 2.57% (C), 05/15/2039 (B)	997,000	972,061
Series 2022-BMR2, Class B,
1-Month SOFR + 1.79%, 3.07% (C), 05/15/2039 (B)	257,000	249,285
LUXE Trust Series 2021-TRIP, Class A, 1-Month LIBOR + 1.05%, 2.37% (C), 10/15/2038 (B)	214,000	206,017
Med Trust
Series 2021-MDLN, Class C,
1-Month LIBOR + 1.80%, 3.13% (C), 11/15/2038 (B)	216,000	205,966
Series 2021-MDLN, Class D,
1-Month LIBOR + 2.00%, 3.33% (C), 11/15/2038 (B)	219,000	208,553
Series 2021-MDLN, Class E,
1-Month LIBOR + 3.15%, 4.48% (C), 11/15/2038 (B)	972,000	915,873
Series 2021-MDLN, Class F,
1-Month LIBOR + 4.00%, 5.33% (C), 11/15/2038 (B)	611,000	571,295

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Mello Mortgage Capital Acceptance
Series 2021-INV2, Class A11,
1-Month SOFR + 0.95%, 1.88% (C), 08/25/2051 (B)	$ 531,852	$ 497,361
Series 2021-INV3, Class A11,
1-Month SOFR + 0.95%, 1.88% (C), 10/25/2051 (B)	658,710	615,980
Series 2021-INV4, Class A3,
2.50% (C), 12/25/2051 (B)	429,396	366,848
Series 2022-INV1, Class A2,
3.00% (C), 03/25/2052 (B)	1,278,535	1,134,200
MHC Commercial Mortgage Trust
Series 2021-MHC, Class A,
1-Month LIBOR + 0.80%, 2.13% (C), 04/15/2038 (B)	1,575,085	1,534,694
Series 2021-MHC, Class C,
1-Month LIBOR + 1.35%, 2.68% (C), 04/15/2038 (B)	759,271	719,237
New Residential Mortgage Loan Trust Series 2018-2A, Class A1, 4.50% (C), 02/25/2058 (B)	132,004	130,663
OBX Trust
Series 2021-INV3, Class A3,
2.50% (C), 10/25/2051 (B)	458,253	392,397
Series 2022-INV1, Class A1,
3.00% (C), 12/25/2051 (B)	1,440,261	1,278,625
Series 2022-INV1, Class A18,
3.00% (C), 12/25/2051 (B)	611,486	530,249
Oceanview Mortgage Trust Series 2022-1, Class A1, 3.00% (C), 12/25/2051 (B)	770,847	685,213
PRPM LLC
Series 2021-10, Class A1,
2.49%, 10/25/2026 (B)	782,714	740,049
Series 2021-9, Class A1,
2.36%, 10/25/2026 (B)	703,659	661,043
Series 2022-2, Class A1,
5.00%, 03/25/2027 (B)	1,123,062	1,100,650
RCKT Mortgage Trust Series 2021-3, Class A21, 1-Month SOFR + 0.80%, 1.38% (C), 07/25/2051 (B)	481,962	446,296
Sequoia Mortgage Trust
Series 2013-5, Class A1,
2.50% (C), 05/25/2043 (B)	120,054	109,788
Series 2020-2, Class A19,
3.50% (C), 03/25/2050 (B)	56,183	51,673
Spruce Hill Mortgage Loan Trust
Series 2020-SH1, Class A1,
2.52% (C), 01/28/2050 (B)	13,635	13,517
Series 2020-SH1, Class A2,
2.62% (C), 01/28/2050 (B)	71,707	71,082
SREIT Trust Series 2021-MFP, Class A, 1-Month LIBOR + 0.73%, 2.05% (C), 11/15/2038 (B)	100,000	94,978
TPI RE-REMIC Trust, Principal Only STRIPS Series 2022-FRR1, Class AK35, Zero Coupon, 08/25/2046 (B)	396,000	373,180

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
UWM Mortgage Trust
Series 2021-INV1, Class A9,
1-Month SOFR + 0.90%, 1.48% (C), 08/25/2051 (B)	$ 639,951	$ 596,424
Series 2021-INV4, Class A3,
2.50% (C), 12/25/2051 (B)	333,469	286,470
VASA Trust Series 2021-VASA, Class A, 1-Month LIBOR + 0.90%, 2.22% (C), 07/15/2039 (B)	425,000	405,799
VMC Finance LLC Series 2021-HT1, Class A, 1-Month LIBOR + 1.65%, 3.26% (C), 01/18/2037 (B)	598,799	573,117
Wells Fargo Commercial Mortgage Trust Series 2021-SAVE, Class A, 1-Month LIBOR + 1.15%, 2.47% (C), 02/15/2040 (B)	414,514	399,046

Total Mortgage-Backed Securities (Cost $44,907,300)		42,129,969

U.S. GOVERNMENT AGENCY OBLIGATIONS - 11.0%
Federal Home Loan Mortgage Corp.
2.50%, 12/01/2033 - 03/01/2052	2,204,354	2,085,726
2.50%, 08/01/2051	407	364
3.00%, 05/01/2031 - 03/01/2052	3,312,118	3,191,421
3.50%, 07/01/2042 - 05/01/2052	2,669,379	2,590,631
3.50%, 04/01/2052 - 06/01/2052	1,110,629	1,078,484
4.00%, 03/01/2047 - 05/01/2048	697,639	700,066
4.50%, 03/01/2048 - 12/01/2048	267,743	274,202
5.00%, 09/01/2048	7,191	7,373
6.00%, 04/01/2040	46,920	51,458
Federal Home Loan Mortgage Corp. STACR REMIC Trust
1-Month SOFR + 2.00%, 2.93% (C), 12/25/2050 (B)	860,000	846,128
1-Month SOFR + 2.10%, 3.03% (C), 03/25/2042 (B)	482,663	478,528
1-Month SOFR + 2.25%, 3.18% (C), 08/25/2033 (B)	1,117,000	1,034,781
1-Month LIBOR + 3.10%, 4.72% (C), 03/25/2050 (B)	250,221	248,202
1-Month LIBOR + 3.15%, 4.77% (C), 09/25/2050 (B)	44,288	44,233
Federal Home Loan Mortgage Corp. STACR Trust 1-Month LIBOR + 1.95%, 3.57% (C), 10/25/2049 (B)	29,456	29,192
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
1-Month SOFR + 2.30%, 3.23% (C), 08/25/2033 (B)	305,000	288,314
1-Month SOFR + 2.60%, 3.53% (C), 11/25/2050 (B)	985,208	979,107
3.73%, 06/25/2042	686,000	685,997
Federal National Mortgage Association
2.50%, 11/01/2034 - 03/01/2052	8,230,003	7,484,848
2.50%, 08/01/2051 - 12/01/2051	11,621	10,426
3.00%, 10/01/2034 - 06/01/2057	13,213,463	12,489,243

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
3.50%, 12/01/2045 - 08/01/2056	$ 6,474,204	$ 6,304,665
3.50%, 05/01/2052 - 07/01/2052	1,753,294	1,707,469
4.00%, 01/01/2048 - 02/01/2049	593,507	596,255
4.50%, 11/01/2042 - 08/01/2048	736,811	756,627
5.00%, 07/01/2044 - 05/01/2048	456,103	473,159
6.00%, 02/01/2037	2,220	2,434
Federal National Mortgage Association Connecticut Avenue Securities Trust
1-Month SOFR + 1.65%, 2.58% (C), 12/25/2041 (B)	464,000	413,178
1-Month SOFR + 1.90%, 2.83% (C), 04/25/2042 (B)	527,406	518,722
1-Month SOFR + 2.00%, 2.93% (C), 11/25/2041 (B)	1,446,000	1,290,528
1-Month SOFR + 2.10%, 3.03% (C), 03/25/2042 (B)	1,100,868	1,081,426
1-Month LIBOR + 2.10%, 3.72% (C), 10/25/2039 (B)	90,362	89,700
1-Month LIBOR + 2.15%, 3.77% (C), 09/25/2031 (B)	96,168	95,993
1-Month LIBOR + 2.30%, 3.92% (C), 08/25/2031 (B)	36,341	36,341
1-Month SOFR + 3.00%, 3.93% (C), 01/25/2042 (B)	527,000	485,803
1-Month SOFR + 3.00%, 3.93% (C), 04/25/2042 (B)	376,000	357,369
1-Month LIBOR + 2.40%, 4.02% (C), 04/25/2031 (B)	122,305	121,760
1-Month LIBOR + 3.55%, 5.17% (C), 07/25/2029	339,977	347,222
1-Month LIBOR + 4.30%, 5.92% (C), 02/25/2025	240,369	242,881
1-Month LIBOR + 4.90%, 6.52% (C), 11/25/2024	41,403	42,572
1-Month LIBOR + 5.00%, 6.62% (C), 07/25/2025	206,167	208,490
1-Month LIBOR + 5.70%, 7.32% (C), 04/25/2028	212,426	221,774
Series 2022-R04, Class 1M1, 1-Month SOFR + 2.00%, 2.93% (C), 03/25/2042 (B)	469,805	460,616
Series 2022-R06, Class 1M1, 3.68%, 05/25/2042	341,568	340,708
Federal National Mortgage Association REMIC 3.00%, 05/25/2048 - 11/25/2049	1,210,544	1,158,217
Government National Mortgage Association
2.50%, TBA (H)	4,316,930	3,957,579
3.00%, 07/20/2051 - 08/20/2051	4,132,883	3,910,411
3.00%, TBA (H)	266,255	251,190
3.50%, TBA (H)	2,873,262	2,795,931
4.00%, 01/15/2045 - 05/20/2048	1,626,907	1,647,923
4.50%, 08/15/2046 - 05/20/2048	820,463	856,583
5.00%, 08/20/2048	232,523	239,280

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Uniform Mortgage-Backed Security
2.00%, TBA (H)	$ 2,273,799	$ 2,125,913
2.50%, TBA (H)	3,141,913	2,874,341
3.00%, TBA (H)	1,622,810	1,523,591
3.50%, TBA (H)	17,604,699	16,936,213
4.00%, TBA (H)	9,616,979	9,494,513
4.50%, TBA (H)	10,104,813	10,156,521

Total U.S. Government Agency Obligations (Cost $111,713,168)		108,742,622

U.S. GOVERNMENT OBLIGATIONS - 15.5%
U.S. Treasury - 15.5%
U.S. Treasury Bond
1.38%, 11/15/2040 - 08/15/2050	10,226,300	6,930,136
1.75%, 08/15/2041	14,672,000	11,226,946
1.88%, 02/15/2051	3,684,200	2,787,759
2.00%, 11/15/2041	6,536,000	5,220,630
2.25%, 02/15/2052 (F)	10,836,000	8,993,880
2.38%, 02/15/2042 (F)	2,864,000	2,442,008
2.75%, 08/15/2042	5,752,100	5,189,023
U.S. Treasury Note
0.63%, 07/31/2026	5,176,000	4,700,455
0.75%, 04/30/2026	4,501,000	4,131,426
0.88%, 06/30/2026 - 09/30/2026	16,299,300	14,968,047
1.13%, 08/31/2028	7,450,700	6,643,347
1.25%, 11/30/2026	6,816,600	6,320,533
1.50%, 02/29/2024 (F)	5,342,000	5,219,927
2.75%, 04/30/2027 - 05/31/2029	28,872,900	28,515,246
2.88%, 04/30/2029 - 05/15/2032	31,519,000	31,253,089
3.25%, 06/30/2027	7,536,000	7,621,369

Total U.S. Government Obligations (Cost $164,146,131)		152,163,821

	Shares	Value
OTHER INVESTMENT COMPANY - 1.7%
Securities Lending Collateral - 1.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.54% (I)	17,073,673	17,073,673

Total Other Investment Company (Cost $17,073,673)		17,073,673

	Principal	Value
REPURCHASE AGREEMENT - 5.7%
Fixed Income Clearing Corp., 0.35% (I), dated 06/30/2022, to be repurchased at $56,544,054 on 07/01/2022. Collateralized by a U.S. Government Obligation, 3.00%, due 06/30/2024, and with a value of $57,674,435.	$56,543,505	56,543,505

Total Repurchase Agreement (Cost $56,543,505)		56,543,505

Total Investments (Cost $949,746,579)		1,051,364,740
Net Other Assets (Liabilities) - (6.8)%		(66,505,430)

Net Assets - 100.0%		$984,859,310

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (J)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$545,196,917	$—	$—	$545,196,917
Asset-Backed Securities	—	27,550,142	—	27,550,142
Corporate Debt Securities	—	99,993,762	—	99,993,762
Loan Assignments	—	1,970,329	—	1,970,329
Mortgage-Backed Securities	—	42,129,969	—	42,129,969
U.S. Government Agency Obligations	—	108,742,622	—	108,742,622
U.S. Government Obligations	—	152,163,821	—	152,163,821
Other Investment Company	17,073,673	—	—	17,073,673
Repurchase Agreement	—	56,543,505	—	56,543,505

Total Investments	$562,270,590	$489,094,150	$—	$1,051,364,740

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2022, the total value of 144A securities is $98,127,801, representing 10.0% of the Portfolio’s net assets.
(C)	Floating or variable rate securities. The rates disclosed are as of June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	Perpetual maturity. The date displayed is the next call date.
(F)	All or a portion of the securities are on loan. The total value of all securities on loan is $17,845,715, collateralized by cash collateral of $17,073,673 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $1,143,220. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(G)	All or a portion of the security represents an unsettled loan commitment at June 30, 2022 where the rate will be determined at time of settlement.
(H)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after June 30, 2022. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(I)	Rates disclosed reflect the yields at June 30, 2022.
(J)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2022. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
STACR	Structured Agency Credit Risk
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
TBD	To Be Determined

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Janus Balanced VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2022

(unaudited)

Assets:
Investments, at value (cost $893,203,074) (including securities loaned of $17,845,715)	$994,821,235
Repurchase agreement, at value (cost $56,543,505)	56,543,505
Cash	529,034
Receivables and other assets:
Investments sold	6,513,351
When-issued, delayed-delivery, forward and TBA commitments sold	5,711,489
Net income from securities lending	3,434
Shares of beneficial interest sold	136
Dividends	325,911
Interest	1,972,271
Prepaid expenses	4,615

Total assets	1,066,424,981

Liabilities:
Cash collateral received upon return of:
Securities on loan	17,073,673
Payables and other liabilities:
Investments purchased	4,878,027
When-issued, delayed-delivery, forward and TBA commitments purchased	58,329,443
Shares of beneficial interest redeemed	278,927
Investment management fees	600,311
Distribution and service fees	204,523
Transfer agent costs	2,573
Trustees, CCO and deferred compensation fees	14,832
Audit and tax fees	21,892
Custody fees	35,635
Legal fees	7,423
Printing and shareholder reports fees	100,120
Other accrued expenses	18,292

Total liabilities	81,565,671

Net assets	$984,859,310

Net assets consist of:
Capital stock ($0.01 par value)	$598,479
Additional paid-in capital	727,757,294
Total distributable earnings (accumulated losses)	256,503,537

Net assets	$984,859,310

Net assets by class:
Initial Class	$12,718,597
Service Class	972,140,713

Shares outstanding:
Initial Class	758,694
Service Class	59,089,239

Net asset value and offering price per share:
Initial Class	$16.76
Service Class	16.45

STATEMENT OF OPERATIONS

For the period ended June 30, 2022

(unaudited)

Investment Income:
Dividend income	$3,831,300
Interest income	5,418,130
Net income from securities lending	17,810

Total investment income	9,267,240

Expenses:
Investment management fees	4,016,698
Distribution and service fees:
Service Class	1,377,294
Transfer agent costs	6,525
Trustees, CCO and deferred compensation fees	20,128
Audit and tax fees	23,596
Custody fees	69,760
Legal fees	33,329
Printing and shareholder reports fees	36,432
Other	26,446

Total expenses	5,610,208

Net investment income (loss)	3,657,032

Net realized gain (loss) on:
Investments	22,449,596

Net change in unrealized appreciation (depreciation) on:
Investments	(241,230,687)

Net realized and change in unrealized gain (loss)	(218,781,091)

Net increase (decrease) in net assets resulting from operations	$(215,124,059)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Janus Balanced VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2022 (unaudited)	December 31, 2021
From operations:
Net investment income (loss)	$3,657,032	$7,712,011
Net realized gain (loss)	22,449,596	123,891,144
Net change in unrealized appreciation (depreciation)	(241,230,687)	48,428,145

Net increase (decrease) in net assets resulting from operations	(215,124,059)	180,031,300

Dividends and/or distributions to shareholders:
Initial Class	—	(819,605)
Service Class	—	(66,394,965)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(67,214,570)

Capital share transactions:
Proceeds from shares sold:
Initial Class	505,932	1,176,406
Service Class	9,737,041	27,424,195

	10,242,973	28,600,601

Dividends and/or distributions reinvested:
Initial Class	—	819,605
Service Class	—	66,394,965

	—	67,214,570

Cost of shares redeemed:
Initial Class	(755,821)	(2,175,076)
Service Class	(89,585,473)	(148,670,314)

	(90,341,294)	(150,845,390)

Net increase (decrease) in net assets resulting from capital share transactions	(80,098,321)	(55,030,219)

Net increase (decrease) in net assets	(295,222,380)	57,786,511

Net assets:
Beginning of period/year	1,280,081,690	1,222,295,179

End of period/year	$984,859,310	$1,280,081,690

Capital share transactions - shares:
Shares issued:
Initial Class	27,029	60,911
Service Class	532,532	1,454,150

	559,561	1,515,061

Shares reinvested:
Initial Class	—	42,009
Service Class	—	3,461,677

	—	3,503,686

Shares redeemed:
Initial Class	(41,435)	(111,377)
Service Class	(5,020,817)	(7,771,337)

	(5,062,252)	(7,882,714)

Net increase (decrease) in shares outstanding:
Initial Class	(14,406)	(8,457)
Service Class	(4,488,285)	(2,855,510)

	(4,502,691)	(2,863,967)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Janus Balanced VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2022 (unaudited)		December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017
Net asset value, beginning of period/year	$20.24		$18.48	$17.08	$14.87	$15.45	$13.47

Investment operations:
Net investment income (loss) (A)	0.08		0.17	0.24	0.29	0.27	0.26
Net realized and unrealized gain (loss)	(3.56)		2.70	2.18	2.93	(0.20)	2.02

Total investment operations	(3.48)		2.87	2.42	3.22	0.07	2.28

Dividends and/or distributions to shareholders:
Net investment income	—		(0.27)	(0.30)	(0.27)	(0.27)	(0.23)
Net realized gains	—		(0.84)	(0.72)	(0.74)	(0.38)	(0.07)

Total dividends and/or distributions to shareholders	—		(1.11)	(1.02)	(1.01)	(0.65)	(0.30)

Net asset value, end of period/year	$16.76		$20.24	$18.48	$17.08	$14.87	$15.45

Total return	(17.19	)%(B)	15.71%	14.59%	22.08%	0.22%	17.04%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$12,719		$15,647	$14,443	$13,443	$10,813	$11,503
Expenses to average net assets	0.76	%(C)	0.75%	0.76%	0.76%	0.76%	0.77%
Net investment income (loss) to average net assets	0.90	%(C)	0.86%	1.41%	1.80%	1.73%	1.80%
Portfolio turnover rate	36	%(B)	65%	86%	87%	105%	63%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2022 (unaudited)		December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017
Net asset value, beginning of period/year	$19.89		$18.18	$16.82	$14.66	$15.25	$13.30

Investment operations:
Net investment income (loss) (A)	0.06		0.12	0.19	0.25	0.23	0.22
Net realized and unrealized gain (loss)	(3.50)		2.65	2.15	2.88	(0.21)	1.99

Total investment operations	(3.44)		2.77	2.34	3.13	0.02	2.21

Dividends and/or distributions to shareholders:
Net investment income	—		(0.22)	(0.26)	(0.23)	(0.23)	(0.19)
Net realized gains	—		(0.84)	(0.72)	(0.74)	(0.38)	(0.07)

Total dividends and/or distributions to shareholders	—		(1.06)	(0.98)	(0.97)	(0.61)	(0.26)

Net asset value, end of period/year	$16.45		$19.89	$18.18	$16.82	$14.66	$15.25

Total return	(17.30	)%(B)	15.44%	14.31%	21.77%	(0.06)%	16.73%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$972,140		$1,264,435	$1,207,852	$1,111,765	$933,714	$927,106
Expenses to average net assets	1.01	%(C)	1.00%	1.01%	1.01%	1.01%	1.02%
Net investment income (loss) to average net assets	0.65	%(C)	0.61%	1.16%	1.56%	1.49%	1.55%
Portfolio turnover rate	36	%(B)	65%	86%	87%	105%	63%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Janus Balanced VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2022

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Janus Balanced VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Janus Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

1. ORGANIZATION (continued)

services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2022, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures.

The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the period ended June 30, 2022, commissions recaptured are $25.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Janus Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

3. INVESTMENT VALUATION (continued)

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Janus Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

3. INVESTMENT VALUATION (continued)

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

Loan participations and assignments: The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers, either in the form of participations at the time the loan is originated (“Participations”) or buying an interest in the loan in the secondary market from a financial institution or institutional investor (“Assignments”). Participations and Assignments in commercial loans may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Portfolio to supply additional cash to the borrowers on demand. Loan Participations and Assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Portfolio assumes the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries.

The Portfolio, based on its ability to invest in Loan Participations and Assignments, may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. The Portfolio that participates in such syndications, or that can buy a portion of the loans, become part lenders. Loans are often administered by agent banks acting as agents for all holders.

The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless the Portfolio has direct recourse against the corporate borrowers under the terms of the loans or other indebtedness, the Portfolio may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.

The Portfolio held no unfunded loan participations at June 30, 2022. Open funded loan participations and assignments at June 30, 2022, if any, are included within the Schedule of Investments.

Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Janus Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

4. SECURITIES AND OTHER INVESTMENTS (continued)

the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2022, if any, are identified within the Schedule of Investments.

Treasury inflation-protected securities (“TIPS”): The Portfolio may invest in TIPS, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds and notes. For bonds and notes that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

TIPS held at June 30, 2022, if any, are included within the Schedule of Investments. The adjustments, if any, to principal due to inflation/deflation are reflected as increases/decreases to Interest income within the Statement of Operations, with a corresponding adjustment to Investments, at cost within the Statement of Assets and Liabilities.

When-issued, delayed-delivery, forward, and to be announced (“TBA”) commitment transactions: The Portfolio may purchase or sell securities on a when-issued, delayed-delivery, forward and TBA commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio engages in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolio engages in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Delayed-delivery transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolio if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolio is delayed or prevented from completing the transaction. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolio sells a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses on the security.

TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of a Portfolio’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities. TBA collateral requirements are typically calculated by netting the mark-to-market amount for each transaction and comparing that amount to the value of the collateral currently pledged by a Portfolio and the counterparty. Cash collateral that has been pledged to cover the obligations of a Portfolio and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as Cash collateral pledged at broker for TBA commitments or Cash collateral at broker for TBA commitments, respectively. Non-cash collateral pledged by a Portfolio, if any, is disclosed within the Schedule of Investments. Typically, a Portfolio is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted. To the extent amounts due to a Portfolio are not fully collateralized, contractually or otherwise, a Portfolio bears the risk of loss from counterparty non-performance.

When-issued, delayed-delivery, forward and TBA commitment transactions held at June 30, 2022, if any, are identified within the Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, forward and TBA commitments purchased or sold within the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Janus Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2022, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2022.

Repurchase agreements at June 30, 2022, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2022, if any, are shown on a gross basis within the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Janus Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2022.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Corporate Debt Securities	$1,021,775	$—	$—	$—	$1,021,775
U.S. Government Obligations	16,051,898	—	—	—	16,051,898
Total Securities Lending Transactions	$17,073,673	$—	$—	$—	$17,073,673
Total Borrowings	$17,073,673	$—	$—	$—	$17,073,673

6. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities and other assets may go up or down, sometimes sharply and unpredictably, due to general market conditions, overall economic trends or events, inflation, changes in interest rates, government actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by wars, tariffs, trade disputes or other factors, political developments, investor sentiment, the global and domestic effects of a pandemic or other health emergency, and other factors that may or may not be related to the issuer of the security or other asset. The market prices of securities and other assets also may go down due to events or conditions that affect particular sectors, industries, issuers, or geographies. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets. If the value of the Portfolio’s securities and assets fall, the value of your investment will go down. The Portfolio may experience a substantial or complete loss on any individual security or asset.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, the imposition of economic sanctions, public health events (such as the spread of infectious disease), wars, terrorism, cybersecurity events, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. In the past decade, financial markets throughout the world have experienced increased volatility and decreased liquidity. These conditions may continue or worsen. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down. Securities markets may also be susceptible to market manipulation or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or adversely affect the value of securities traded in these markets, including the Portfolio’s securities.

The pandemic of the novel coronavirus respiratory disease designated COVID-19 has resulted in economic downturns throughout the world, severe losses, particularly to some sectors of the economy and individual issuers, and reduced liquidity of many instruments. There also have been significant disruptions to business operations, including business closures; strained healthcare systems; disruptions to supply chains and employee availability; large fluctuations in consumer demand; and widespread uncertainty regarding the duration and long-term effects of the pandemic. Economic downturns may be prolonged, and political and social instability, continued volatility and decreased liquidity in the securities markets may result. Developing or emerging market countries may be more impacted by the pandemic.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. These and other government intervention into the economy and financial markets may not work as intended. In addition, government actions to mitigate the economic impact of the pandemic have resulted in large expansion of government deficits and debt, the long-term consequences of which are not known. Rates of inflation have recently risen, which could adversely affect economies and markets. The pandemic could continue to adversely affect the value and liquidity of the Portfolio’s investments.

Europe: A number of countries in Europe have experienced severe economic and financial difficulties; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen or

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Janus Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

6. RISK FACTORS (continued)

spread within or outside Europe. Responses to the financial problems by European governments, central banks and others may not work, may result in conflicts and social unrest and may limit future growth and economic recovery or have other unintended consequences. In January, 2020, through “Brexit,” the United Kingdom withdrew from the European Union. The ramifications of Brexit are unknown, and the implications of possible political, regulatory, economic, and market outcomes could be significant. The United Kingdom has one of the largest economies in Europe and is a major trading partner with European Union countries and the United States. Brexit may create additional and substantial economic stresses for the United Kingdom, including a contraction of the United Kingdom’s economy, decreased trade, capital outflows, devaluation of the British pound, and a decrease in business and consumer spending and investment. The negative impact on not only the United Kingdom and European Union economies but also the broader global economy could be significant. A number of countries in Europe have suffered terror attacks, and additional attacks may occur in the future. Europe has also been struggling with mass migration from the Middle East, Eastern Europe and Africa. The ultimate effects of these events and other socio-political or geopolitical issues could profoundly affect global economies and markets. Whether or not the Portfolio invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of the Portfolio’s investments.

Additional Market Disruption: Russia’s invasion of Ukraine in February, 2022, the resulting responses by the United States and other countries, and the potential for wider conflict, have increased and may continue to increase volatility and uncertainty in financial markets worldwide. The United States and other countries have imposed broad-ranging economic sanctions on Russia and Russian entities and individuals, and may impose additional sanctions, including on other countries that provide military or economic support to Russia. These sanctions, among other things, restrict companies from doing business with Russia and Russian issuers, and may adversely affect companies with economic or financial exposure to Russia and Russian issuers. The extent and duration of Russia’s military actions and the repercussions of such actions are not known. The invasion may widen beyond Ukraine and may escalate, including through retaliatory actions and cyberattacks by Russia and even other countries. These events may result in further and significant market disruptions and may adversely affect regional and global economies including those of Europe and the United States. Certain industries and markets, such as those involving oil, natural gas and other commodities, as well as global supply chains, may be particularly adversely affected. Whether or not the Portfolio invests in securities of issuers located in Russia, Ukraine and adjacent countries or with significant exposure to issuers in these countries, these events could negatively affect the value and liquidity of the Portfolio’s investments.

Asset class allocation risk: The Portfolio’s investment performance is significantly impacted by the Portfolio’s asset class allocation and reallocation from time to time. The sub-adviser’s decisions whether and when to tactically overweight or underweight asset classes, create and apply formulas for de-risking or ending de-risking and select a mix of underlying Portfolios may not produce the desired results. These actions may be unsuccessful in maximizing return and/or avoiding investment losses. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class is incorrect. The Portfolio’s balance between equity and debt securities limits its potential for capital appreciation relative to an all-stock fund and contributes to greater volatility relative to an all-bond fund.

Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The value of equity securities fluctuates based on real or perceived changes in a company’s financial condition, factors affecting a particular industry or industries, and overall market, economic and political conditions. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.

LIBOR risk: Many financial instruments, financings or other transactions to which the Portfolio may be a party use or may use a floating rate based on the London Interbank Offered Rate (“LIBOR”). The UK Financial Conduct Authority and LIBOR’s administrator announced that the use of LIBOR will be phased out; most LIBOR rates are no longer published as of the end of 2021 and a majority of U.S.dollar LIBOR rates will no longer be published after June 30, 2023. It is possible that a subset of LIBOR rates may be published after these dates on a “synthetic” basis, but any such publications would be considered non-representative of the underlying market. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Portfolio, issuers of instruments in which the Portfolio invests, and financial markets generally. As such, the potential effect of a transition away from LIBOR on the Portfolio or the Portfolio’s investments cannot yet be determined.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Janus Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, AUIM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee, CCO and deferred compensation fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints	Rate
First $250 million	0.760%
Over $250 million up to $500 million	0.730
Over $500 million up to $1 billion	0.705
Over $1 billion up to $1.25 billion	0.680
Over $1.25 billion	0.630

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net assets. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Effective May 1, 2022
Initial Class	0.81%	May 1, 2023
Service Class	1.05	May 1, 2023
Prior to May 1, 2022
Service Class	1.06

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2022 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Janus Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

As of June 30, 2022, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2023. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Technology Holdings, Inc (“SS&C”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C related to applicable sub-transfer agency services. For the period ended June 30, 2022, (i) the expenses paid to SS&C by the Portfolio are referred to as Transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C by the Portfolio are referred to as Transfer agent costs within the Statement of Assets and Liabilities.

Deferred compensation plan: Effective September 23, 2021, the Board has approved the termination of the deferred compensation plan. Payments will be made to applicable current and former Board members consistent with Section 409A of the Code. Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2022, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2022.

8. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2022, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 143,938,837	$ 246,892,335	$ 256,910,695	$ 208,071,324

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Janus Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)

Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2022, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 949,746,579	$ 157,502,036	$ (55,883,875)	$ 101,618,161

10. NEW ACCOUNTING PRONOUNCEMENT

In January 2021, the Financial Accounting Standards Board issued Accounting Standards Update No. 2021-01 (“ASU 2021-01”), “Reference Rate Reform (Topic 848)”. ASU 2021-01 is an update of ASU 2020-04, which is in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The ASU 2021-01 update clarifies that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. The amendments in this update are effective immediately through December 31, 2022, for all entities. Management does not expect ASU 2021-01 to have a material impact on the financial statements.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Janus Balanced VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 15-16, 2022, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Janus Balanced VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Janus Henderson Investors US LLC (formerly Janus Capital Management LLC) (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2023.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative fee, expense, and performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Janus Balanced VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2021. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe and above its composite benchmark, each for the past 1-, 3-, 5- and 10-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on December 9, 2011 pursuant to its current investment objective and investment strategies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees and TAM agreed upon a reduction to the Portfolio’s management fee at all asset levels. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Janus Balanced VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio and that TAM believes the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser participates in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and the contract holders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Janus Mid-Cap Growth VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2022, and held for the entire six-month period until June 30, 2022.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period (B)	Ending Account Value June 30, 2022	Expenses Paid During Period (B)	Net Annualized Expense Ratio
Initial Class	$1,000.00	$794.50	$3.69	$1,020.70	$4.16	0.83%
Service Class	1,000.00	793.60	4.80	1,019.40	5.41	1.08

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2022

(unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks	96.5%
Repurchase Agreement	3.4
Other Investment Company	2.3
Net Other Assets (Liabilities)	(2.2)
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Janus Mid-Cap Growth VP

SCHEDULE OF INVESTMENTS

At June 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS - 96.5%
Aerospace & Defense - 2.0%
L3 Harris Technologies, Inc.	75,633	$18,280,496

Airlines - 0.8%
Ryanair Holdings PLC, ADR (A)	105,464	7,092,454

Auto Components - 0.5%
Visteon Corp. (A)	44,457	4,604,856

Banks - 0.4%
SVB Financial Group (A)	9,707	3,834,168

Biotechnology - 2.7%
Abcam PLC, ADR (A) (B)	153,515	2,219,827
Ascendis Pharma AS, ADR (A)	54,103	5,029,415
BioMarin Pharmaceutical, Inc. (A)	91,111	7,550,369
Neurocrine Biosciences, Inc. (A)	55,949	5,453,908
Sarepta Therapeutics, Inc. (A)	57,900	4,340,184

		24,593,703

Capital Markets - 6.3%
Cboe Global Markets, Inc.	69,963	7,919,112
Charles Schwab Corp.	59,156	3,737,476
LPL Financial Holdings, Inc.	221,721	40,903,090
MSCI, Inc.	9,903	4,081,522

		56,641,200

Chemicals - 0.4%
Corteva, Inc.	69,313	3,752,606

Commercial Services & Supplies - 1.9%
Cimpress PLC (A) (B)	94,299	3,668,231
Rentokil Initial PLC	236,748	1,372,419
Ritchie Bros Auctioneers, Inc.	178,465	11,610,933

		16,651,583

Containers & Packaging - 1.2%
Sealed Air Corp.	181,745	10,490,321

Diversified Consumer Services - 1.4%
Frontdoor, Inc. (A)	180,260	4,340,661
Terminix Global Holdings, Inc. (A)	212,007	8,618,084

		12,958,745

Electric Utilities - 1.1%
Alliant Energy Corp.	174,597	10,233,130

Electrical Equipment - 2.6%
Regal Rexnord Corp.	38,078	4,322,615
Sensata Technologies Holding PLC	465,111	19,213,735

		23,536,350

Electronic Equipment, Instruments & Components - 6.6%
Flex Ltd. (A)	839,778	12,151,588
National Instruments Corp.	338,273	10,564,266
TE Connectivity Ltd.	197,102	22,302,091
Teledyne Technologies, Inc. (A)	39,096	14,665,300

		59,683,245

Equity Real Estate Investment Trusts - 1.4%
Lamar Advertising Co., Class A	141,769	12,471,419

Health Care Equipment & Supplies - 8.6%
Boston Scientific Corp. (A)	652,138	24,305,183
Cooper Cos., Inc.	31,728	9,934,671
DENTSPLY SIRONA, Inc.	211,415	7,553,858
ICU Medical, Inc. (A)	67,433	11,085,311
STERIS PLC	49,666	10,238,646
Teleflex, Inc.	57,516	14,140,309

		77,257,978

	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure - 1.7%
Aramark	278,921	$ 8,543,350
Entain PLC (A)	437,800	6,662,292

		15,205,642

Insurance - 7.1%
Aon PLC, Class A	26,820	7,232,817
Intact Financial Corp. (B)	184,132	25,971,881
Ryan Specialty Holdings, Inc. (A)	166,130	6,510,635
W.R. Berkley Corp.	358,091	24,443,292

		64,158,625

Interactive Media & Services - 0.6%
Ziff Davis, Inc. (A)	66,426	4,950,730

Internet & Direct Marketing Retail - 0.3%
Wayfair, Inc., Class A (A) (B)	52,981	2,307,852

IT Services - 11.3%
Amdocs Ltd.	271,015	22,578,260
Broadridge Financial Solutions, Inc.	91,580	13,054,729
Fidelity National Information Services, Inc.	148,679	13,629,404
Global Payments, Inc.	99,939	11,057,251
GoDaddy, Inc., Class A (A)	289,004	20,103,118
WEX, Inc. (A)	135,182	21,028,912

		101,451,674

Life Sciences Tools & Services - 3.9%
Avantor, Inc. (A)	448,801	13,957,711
Illumina, Inc. (A)	31,485	5,804,575
PerkinElmer, Inc.	63,308	9,003,664
Waters Corp. (A)	19,181	6,348,527

		35,114,477

Machinery - 2.6%
Ingersoll Rand, Inc.	282,474	11,886,506
Westinghouse Air Brake Technologies Corp.	138,681	11,382,936

		23,269,442

Media - 1.8%
Liberty Media Corp. - Liberty Formula One, Class C (A)	260,612	16,541,044

Multiline Retail - 0.5%
Dollar Tree, Inc. (A)	27,202	4,239,432

Pharmaceuticals - 2.2%
Catalent, Inc. (A)	122,682	13,162,552
Elanco Animal Health, Inc. (A)	326,861	6,416,281

		19,578,833

Professional Services - 0.2%
Upwork, Inc. (A)	96,325	1,992,001

Real Estate Management & Development - 0.2%
Redfin Corp. (A) (B)	157,467	1,297,528

Road & Rail - 2.5%
JB Hunt Transport Services, Inc.	140,362	22,102,804

Semiconductors & Semiconductor Equipment - 8.6%
KLA Corp.	57,584	18,373,903
Lam Research Corp.	15,552	6,627,485
Microchip Technology, Inc.	218,491	12,689,957
NXP Semiconductors NV	60,984	9,027,462
ON Semiconductor Corp. (A)	600,937	30,233,140

		76,951,947

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Janus Mid-Cap Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Software - 10.3%
Atlassian Corp. PLC, Class A (A)	26,624	$ 4,989,338
Ceridian HCM Holding, Inc. (A)	213,231	10,038,915
Constellation Software, Inc. (B)	18,097	26,865,300
Dolby Laboratories, Inc., Class A	59,176	4,234,635
Dynatrace, Inc. (A)	139,074	5,485,079
Nice Ltd., ADR (A) (B)	73,820	14,206,659
SS&C Technologies Holdings, Inc.	423,182	24,574,179
Topicus.com, Inc. (A)	45,630	2,574,663

		92,968,768

Specialty Retail - 2.4%
Burlington Stores, Inc. (A) (B)	36,953	5,034,107
CarMax, Inc. (A)	182,630	16,524,363

		21,558,470

Textiles, Apparel & Luxury Goods - 1.1%
Gildan Activewear, Inc. (B)	355,140	10,220,929

Trading Companies & Distributors - 1.3%
Ferguson PLC (B)	103,448	11,452,728

Total Common Stocks (Cost $818,335,556)		867,445,180

OTHER INVESTMENT COMPANY - 2.3%
Securities Lending Collateral - 2.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.54% (C)	20,605,011	20,605,011

Total Other Investment Company (Cost $20,605,011)		20,605,011

	Principal	Value
REPURCHASE AGREEMENT - 3.4%
Fixed Income Clearing Corp., 0.35% (C), dated 06/30/2022, to be repurchased at $30,472,542 on 07/01/2022. Collateralized by a U.S. Government Obligation, 3.00%, due 06/30/2024, and with a value of $31,081,759.	$30,472,246	$ 30,472,246

Total Repurchase Agreement (Cost $30,472,246)		30,472,246

Total Investments (Cost $869,412,813)		918,522,437
Net Other Assets (Liabilities) - (2.2)%		(19,750,523)

Net Assets - 100.0%		$898,771,914

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$859,410,469	$8,034,711	$—	$867,445,180
Other Investment Company	20,605,011	—	—	20,605,011
Repurchase Agreement	—	30,472,246	—	30,472,246

Total Investments	$880,015,480	$38,506,957	$—	$918,522,437

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $30,982,068, collateralized by cash collateral of $20,605,011 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $11,324,144. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at June 30, 2022.
(D)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2022. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Janus Mid-Cap Growth VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2022

(unaudited)

Assets:
Investments, at value (cost $838,940,567) (including securities loaned of $30,982,068)	$888,050,191
Repurchase agreement, at value (cost $30,472,246)	30,472,246
Foreign currency, at value (cost $150,105)	150,280
Receivables and other assets:
Investments sold	2,268,099
Net income from securities lending	5,377
Shares of beneficial interest sold	446,355
Dividends	514,660
Interest	296
Tax reclaims	310
Prepaid expenses	4,138

Total assets	921,911,952

Liabilities:
Cash collateral received upon return of:
Securities on loan	20,605,011
Payables and other liabilities:
Investments purchased	1,431,896
Shares of beneficial interest redeemed	136,190
Due to custodian	2,000
Investment management fees	604,273
Distribution and service fees	42,527
Transfer agent costs	3,147
Trustees, CCO and deferred compensation fees	15,054
Audit and tax fees	15,088
Custody fees	28,245
Legal fees	7,813
Printing and shareholder reports fees	230,978
Other accrued expenses	17,816

Total liabilities	23,140,038

Net assets	$898,771,914

Net assets consist of:
Capital stock ($0.01 par value)	$257,674
Additional paid-in capital	560,669,165
Total distributable earnings (accumulated losses)	337,845,075

Net assets	$898,771,914

Net assets by class:
Initial Class	$699,844,773
Service Class	198,927,141

Shares outstanding:
Initial Class	19,780,772
Service Class	5,986,613

Net asset value and offering price per share:
Initial Class	$35.38
Service Class	33.23

STATEMENT OF OPERATIONS

For the period ended June 30, 2022

(unaudited)

Investment Income:
Dividend income	$4,064,474
Interest income	8,551
Net income from securities lending	31,250
Withholding taxes on foreign income	(97,853)

Total investment income	4,006,422

Expenses:
Investment management fees	4,145,489
Distribution and service fees:
Service Class	290,117
Transfer agent costs	6,780
Trustees, CCO and deferred compensation fees	19,931
Audit and tax fees	17,447
Custody fees	51,544
Legal fees	33,142
Printing and shareholder reports fees	70,005
Other	29,361

Total expenses	4,663,816

Net investment income (loss)	(657,394)

Net realized gain (loss) on:
Investments	140,031,307
Foreign currency transactions	(4,131)

Net realized gain (loss)	140,027,176

Net change in unrealized appreciation (depreciation) on:
Investments	(395,997,723)
Translation of assets and liabilities denominated in foreign currencies	(1,471)

Net change in unrealized appreciation (depreciation)	(395,999,194)

Net realized and change in unrealized gain (loss)	(255,972,018)

Net increase (decrease) in net assets resulting from operations	$(256,629,412)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Janus Mid-Cap Growth VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2022 (unaudited)	December 31, 2021
From operations:
Net investment income (loss)	$(657,394)	$(738,091)
Net realized gain (loss)	140,027,176	153,331,564
Net change in unrealized appreciation (depreciation)	(395,999,194)	39,428,754

Net increase (decrease) in net assets resulting from operations	(256,629,412)	192,022,227

Dividends and/or distributions to shareholders:
Initial Class	—	(113,893,397)
Service Class	—	(34,451,734)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(148,345,131)

Capital share transactions:
Proceeds from shares sold:
Initial Class	3,216,663	256,466,304
Service Class	3,136,496	17,872,433

	6,353,159	274,338,737

Dividends and/or distributions reinvested:
Initial Class	—	113,893,397
Service Class	—	34,451,734

	—	148,345,131

Cost of shares redeemed:
Initial Class	(261,305,687)	(117,592,196)
Service Class	(21,476,999)	(35,153,380)

	(282,782,686)	(152,745,576)

Net increase (decrease) in net assets resulting from capital share transactions	(276,429,527)	269,938,292

Net increase (decrease) in net assets	(533,058,939)	313,615,388

Net assets:
Beginning of period/year	1,431,830,853	1,118,215,465

End of period/year	$898,771,914	$1,431,830,853

Capital share transactions - shares:
Shares issued:
Initial Class	79,451	5,922,840
Service Class	84,386	418,809

	163,837	6,341,649

Shares reinvested:
Initial Class	—	2,661,683
Service Class	—	855,519

	—	3,517,202

Shares redeemed:
Initial Class	(6,357,000)	(2,635,122)
Service Class	(583,876)	(828,794)

	(6,940,876)	(3,463,916)

Net increase (decrease) in shares outstanding:
Initial Class	(6,277,549)	5,949,401
Service Class	(499,490)	445,534

	(6,777,039)	6,394,935

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Janus Mid-Cap Growth VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2022 (unaudited)		December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017
Net asset value, beginning of period/year	$44.53		$43.28	$39.58	$30.58	$32.30	$25.23

Investment operations:
Net investment income (loss) (A)	(0.01)		(0.01)	0.02	0.03	0.06	0.03
Net realized and unrealized gain (loss)	(9.14)		7.25	6.95	11.04	(0.25)	7.26

Total investment operations	(9.15)		7.24	6.97	11.07	(0.19)	7.29

Dividends and/or distributions to shareholders:
Net investment income	—		(0.13)	(0.09)	(0.03)	(0.02)	(0.03)
Net realized gains	—		(5.86)	(3.18)	(2.04)	(1.51)	(0.19)

Total dividends and/or distributions to shareholders	—		(5.99)	(3.27)	(2.07)	(1.53)	(0.22)

Net asset value, end of period/year	$35.38		$44.53	$43.28	$39.58	$30.58	$32.30

Total return	(20.55	)%(B)	17.30%	19.20%	36.71%	(1.22)%	29.01%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$699,845		$1,160,263	$870,326	$983,244	$810,104	$732,785
Expenses to average net assets	0.83	%(C)	0.82%	0.83%	0.83%	0.83%	0.83%
Net investment income (loss) to average net assets	(0.07	)% (C)	(0.03)%	0.06%	0.09%	0.19%	0.09%
Portfolio turnover rate	10	%(B)	25%	15%	10%	18%	15%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2022 (unaudited)		December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017
Net asset value, beginning of period/year	$41.87		$41.04	$37.71	$29.27	$31.03	$24.27

Investment operations:
Net investment income (loss) (A)	(0.06)		(0.07)	(0.07)	(0.06)	(0.02)	(0.04)
Net realized and unrealized gain (loss)	(8.58)		6.80	6.59	10.54	(0.23)	6.99

Total investment operations	(8.64)		6.73	6.52	10.48	(0.25)	6.95

Dividends and/or distributions to shareholders:
Net investment income	—		(0.04)	(0.01)	—	—	—
Net realized gains	—		(5.86)	(3.18)	(2.04)	(1.51)	(0.19)

Total dividends and/or distributions to shareholders	—		(5.90)	(3.19)	(2.04)	(1.51)	(0.19)

Net asset value, end of period/year	$33.23		$41.87	$41.04	$37.71	$29.27	$31.03

Total return	(20.64	)%(B)	16.99%	18.93%	36.33%	(1.46)%	28.74%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$198,927		$271,568	$247,889	$196,136	$126,054	$121,425
Expenses to average net assets	1.08	%(C)	1.07%	1.08%	1.08%	1.08%	1.08%
Net investment income (loss) to average net assets	(0.30	)% (C)	(0.16)%	(0.20)%	(0.16)%	(0.07)%	(0.16)%
Portfolio turnover rate	10	%(B)	25%	15%	10%	18%	15%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Janus Mid-Cap Growth VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2022

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Janus Mid-Cap Growth VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Janus Mid-Cap Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

1. ORGANIZATION (continued)

services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2022, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Cash overdraft: The Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the Federal Funds Rate.

Payables, if any, are reflected as Due to custodian within the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts are reflected in Custody fees within the Statement of Operations. Expenses, if any, from foreign cash overdrafts are reflected in Other expenses within the Statement of Operations.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Janus Mid-Cap Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the period ended June 30, 2022, commissions recaptured are $302.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Janus Mid-Cap Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

3. INVESTMENT VALUATION (continued)

considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2022, if any, are identified within the Schedule of Investments.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2022, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2022.

Repurchase agreements at June 30, 2022, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Janus Mid-Cap Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2022, if any, are shown on a gross basis within the Schedule of Investments.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2022.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$20,605,011	$—	$—	$—	$20,605,011
Total Borrowings	$20,605,011	$—	$—	$—	$20,605,011

6. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities and other assets may go up or down, sometimes sharply and unpredictably, due to general market conditions, overall economic trends or events, inflation, changes in interest rates, government actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by wars, tariffs, trade disputes or other factors, political developments, investor sentiment, the global and domestic effects of a pandemic or other health emergency, and other factors that may or may not be related to the issuer of the security or other asset. The market prices of securities and other assets also may go down due to events or conditions that affect particular sectors, industries, issuers, or geographies. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets. If the value of the Portfolio’s securities and assets fall, the value of your investment will go down. The Portfolio may experience a substantial or complete loss on any individual security or asset.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, the imposition of economic sanctions, public health events (such as the spread of infectious disease), wars, terrorism, cybersecurity events, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. In the past decade, financial markets throughout the world have experienced increased volatility and decreased liquidity. These conditions may continue or worsen. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down. Securities markets may also be susceptible to market manipulation or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or adversely affect the value of securities traded in these markets, including the Portfolio’s securities.

The pandemic of the novel coronavirus respiratory disease designated COVID-19 has resulted in economic downturns throughout the world, severe losses, particularly to some sectors of the economy and individual issuers, and reduced liquidity of many instruments.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Janus Mid-Cap Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

6. RISK FACTORS (continued)

There also have been significant disruptions to business operations, including business closures; strained healthcare systems; disruptions to supply chains and employee availability; large fluctuations in consumer demand; and widespread uncertainty regarding the duration and long-term effects of the pandemic. Economic downturns may be prolonged, and political and social instability, continued volatility and decreased liquidity in the securities markets may result. Developing or emerging market countries may be more impacted by the pandemic.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. These and other government intervention into the economy and financial markets may not work as intended. In addition, government actions to mitigate the economic impact of the pandemic have resulted in large expansion of government deficits and debt, the long-term consequences of which are not known. Rates of inflation have recently risen, which could adversely affect economies and markets. The pandemic could continue to adversely affect the value and liquidity of the Portfolio’s investments.

Europe: A number of countries in Europe have experienced severe economic and financial difficulties; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen or spread within or outside Europe. Responses to the financial problems by European governments, central banks and others may not work, may result in conflicts and social unrest and may limit future growth and economic recovery or have other unintended consequences. In January, 2020, through “Brexit,” the United Kingdom withdrew from the European Union. The ramifications of Brexit are unknown, and the implications of possible political, regulatory, economic, and market outcomes could be significant. The United Kingdom has one of the largest economies in Europe and is a major trading partner with European Union countries and the United States. Brexit may create additional and substantial economic stresses for the United Kingdom, including a contraction of the United Kingdom’s economy, decreased trade, capital outflows, devaluation of the British pound, and a decrease in business and consumer spending and investment. The negative impact on not only the United Kingdom and European Union economies but also the broader global economy could be significant. A number of countries in Europe have suffered terror attacks, and additional attacks may occur in the future. Europe has also been struggling with mass migration from the Middle East, Eastern Europe and Africa. The ultimate effects of these events and other socio-political or geopolitical issues could profoundly affect global economies and markets. Whether or not the Portfolio invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of the Portfolio’s investments.

Additional Market Disruption: Russia’s invasion of Ukraine in February, 2022, the resulting responses by the United States and other countries, and the potential for wider conflict, have increased and may continue to increase volatility and uncertainty in financial markets worldwide. The United States and other countries have imposed broad-ranging economic sanctions on Russia and Russian entities and individuals, and may impose additional sanctions, including on other countries that provide military or economic support to Russia. These sanctions, among other things, restrict companies from doing business with Russia and Russian issuers, and may adversely affect companies with economic or financial exposure to Russia and Russian issuers. The extent and duration of Russia’s military actions and the repercussions of such actions are not known. The invasion may widen beyond Ukraine and may escalate, including through retaliatory actions and cyberattacks by Russia and even other countries. These events may result in further and significant market disruptions and may adversely affect regional and global economies including those of Europe and the United States. Certain industries and markets, such as those involving oil, natural gas and other commodities, as well as global supply chains, may be particularly adversely affected. Whether or not the Portfolio invests in securities of issuers located in Russia, Ukraine and adjacent countries or with significant exposure to issuers in these countries, these events could negatively affect the value and liquidity of the Portfolio’s investments.

Growth stocks risk: Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks typically are particularly sensitive to market movements and may involve larger price swings because their market prices tend to reflect future expectations. When it appears those expectations may not be met, the prices of growth securities typically fall. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

Medium capitalization companies risk: The Portfolio will be exposed to additional risks as a result of its investments in the securities of medium capitalization companies. Investing in medium capitalization companies involves greater risk than is customarily associated with more established companies. The prices of securities of medium capitalization companies generally are more volatile and are more likely to be adversely affected by changes in earnings results and investor expectations or poor economic or market conditions. Securities of medium capitalization companies may underperform larger capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Janus Mid-Cap Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee, CCO and deferred compensation fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints	Rate
First $500 million	0.805%
Over $500 million up to $1 billion	0.770
Over $1 billion	0.750

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net assets. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.88%	May 1, 2023
Service Class	1.13	May 1, 2023

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2022 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2022, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Janus Mid-Cap Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2023. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Technology Holdings, Inc (“SS&C”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C related to applicable sub-transfer agency services. For the period ended June 30, 2022, (i) the expenses paid to SS&C by the Portfolio are referred to as Transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C by the Portfolio are referred to as Transfer agent costs within the Statement of Assets and Liabilities.

Deferred compensation plan: Effective September 23, 2021, the Board has approved the termination of the deferred compensation plan. Payments will be made to applicable current and former Board members consistent with Section 409A of the Code. Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2022, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2022.

8. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2022, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$100,402,296	$—	$358,289,506	$—

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Janus Mid-Cap Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)

income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2022, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$869,412,813	$134,497,871	$(85,388,247)	$49,109,624

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Janus Mid-Cap Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 15-16, 2022, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Janus Mid-Cap Growth VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Janus Henderson Investors US LLC (formerly Janus Capital Management LLC) (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2023.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Janus Mid-Cap Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2021. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 1-year period and below the median for the past 3-, 5- and 10-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was above its benchmark for the past 1-year period and below the benchmark for the past 3-, 5- and 10-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on May 1, 2016 pursuant to its current investment objective and investment strategies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were in line with the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Janus Mid-Cap Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio and that TAM believes the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser participates in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and the contract holders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Asset Allocation – Conservative VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2022, and held for the entire six-month period until June 30, 2022.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period (B)	Ending Account Value June 30, 2022	Expenses Paid During Period (B)	Net Annualized Expense Ratio (C)
Initial Class	$1,000.00	$861.70	$0.69	$1,024.10	$0.75	0.15%
Service Class	1,000.00	861.60	1.85	1,022.80	2.01	0.40

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Net annualized expense ratios, as disclosed in the table, do not include the expenses of the underlying investments in which the Portfolio invests. The net annualized expense ratios, as stated in the fee table of the Portfolio’s Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2022

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Funds	31.0%
U.S. Equity Funds	23.1
Repurchase Agreement	13.3
International Equity Funds	13.1
U.S. Mixed Allocation Fund	7.2
International Alternative Fund	5.9
U.S. Alternative Fund	4.2
U.S. Government Obligation	2.3
Net Other Assets (Liabilities) ^	(0.1)
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

^

The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Asset Allocation – Conservative VP

SCHEDULE OF INVESTMENTS

At June 30, 2022

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 84.5%
International Alternative Fund - 5.9%
Transamerica Unconstrained Bond (A)	6,820,483	$ 60,497,683

International Equity Funds - 13.1%
Transamerica Emerging Markets Opportunities (A)	6,323,228	50,965,221
Transamerica International Equity (A)	2,045,393	35,139,851
Transamerica International Focus (A)	4,571,593	33,418,346
Transamerica International Small Cap Value (A)	1,224,903	14,466,101

		133,989,519

U.S. Alternative Fund - 4.2%
Transamerica BlackRock Global Real Estate Securities VP (A)	4,182,218	42,574,976

U.S. Equity Funds - 23.1%
Transamerica Janus Mid-Cap Growth VP (A)	99,995	3,537,807
Transamerica JPMorgan Enhanced Index VP (A)	1,388,961	30,765,496
Transamerica JPMorgan Mid Cap Value VP (A)	715,803	12,254,549
Transamerica Large Cap Value (A)	8,541,320	104,033,274
Transamerica Mid Cap Growth (A)	1,413,743	9,457,942
Transamerica Mid Cap Value Opportunities (A)	558,704	6,151,334
Transamerica Morgan Stanley Capital Growth VP (A)	703,661	8,915,389
Transamerica Small Cap Value (A)	3,337,613	20,960,208
Transamerica T. Rowe Price Small Cap VP (A)	12,147	169,575
Transamerica WMC US Growth VP (A)	1,249,579	40,024,027

		236,269,601

U.S. Fixed Income Funds - 31.0%
Transamerica Core Bond (A)	16,198,054	143,676,740
Transamerica Floating Rate (A)	2,283,728	20,210,995

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds (continued)
Transamerica High Yield Bond (A)	1,147,317	$ 8,914,653
Transamerica Intermediate Muni (A)	16,136,895	145,070,685

		317,873,073

U.S. Mixed Allocation Fund - 7.2%
Transamerica PIMCO Total Return VP (A)	7,490,906	73,635,607

Total Investment Companies (Cost $985,861,366)		864,840,459

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 2.3%
U.S. Treasury - 2.3%
U.S. Treasury Note 0.13%, 01/31/2023 (B)	$ 24,269,700	23,924,615

Total U.S. Government Obligation (Cost $24,110,565)		23,924,615

REPURCHASE AGREEMENT - 13.3%
Fixed Income Clearing Corp., 0.35% (C), dated 06/30/2022, to be repurchased at $136,313,533 on 07/01/2022. Collateralized by a U.S. Government Obligation, 3.00%, due 06/30/2024, and with a value of $139,039,824.	136,313,533	136,313,533

Total Repurchase Agreement (Cost $136,313,533)		136,313,533

Total Investments (Cost $1,146,285,464)		1,025,078,607
Net Other Assets (Liabilities) - (0.1)%		(921,162)

Net Assets - 100.0%		$ 1,024,157,445

FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Note	457	09/30/2022	$51,463,398	$51,298,250	$—	$(165,148)
10-Year U.S. Treasury Note	466	09/21/2022	55,884,079	55,235,562	—	(648,517)
30-Year U.S. Treasury Bond	248	09/21/2022	34,563,596	34,379,000	—	(184,596)
CAD Currency	121	09/20/2022	9,564,045	9,401,700	—	(162,345)
S&P/TSX 60 Index	44	09/15/2022	8,088,334	7,810,752	—	(277,582)
U.S. Treasury Ultra Bond	254	09/21/2022	40,231,169	39,203,313	—	(1,027,856)

Total					$—	$(2,466,044)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Asset Allocation – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

FUTURES CONTRACTS (continued):

Short Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year Japan Government Bond	(193)	09/12/2022	$(210,894,711)	$(211,392,468)	$—	$(497,757)
DJ U.S. Real Estate Index	(591)	09/16/2022	(20,094,000)	(21,092,790)	—	(998,790)
E-Mini Russell 2000® Index	(714)	09/16/2022	(61,244,883)	(60,975,600)	269,283	—
German Euro Bund	(355)	09/08/2022	(56,350,068)	(55,349,470)	1,000,598	—
MSCI EAFE Index	(766)	09/16/2022	(70,738,954)	(71,107,780)	—	(368,826)
MSCI Emerging Markets Index	(790)	09/16/2022	(39,616,385)	(39,606,650)	9,735	—
S&P 500® E-Mini Index	(341)	09/16/2022	(64,134,005)	(64,610,975)	—	(476,970)

Total					$1,279,616	$(2,342,343)

Total Futures Contracts					$1,279,616	$(4,808,387)

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$864,840,459	$—	$—	$864,840,459
U.S. Government Obligation	—	23,924,615	—	23,924,615
Repurchase Agreement	—	136,313,533	—	136,313,533

Total Investments	$864,840,459	$160,238,148	$—	$1,025,078,607

Other Financial Instruments
Futures Contracts (E)	$1,279,616	$—	$—	$1,279,616

Total Other Financial Instruments	$1,279,616	$—	$—	$1,279,616

LIABILITIES
Other Financial Instruments
Futures Contracts (E)	$(4,808,387)	$—	$—	$(4,808,387)

Total Other Financial Instruments	$(4,808,387)	$—	$—	$(4,808,387)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in the Class I2 shares of Transamerica Funds and/or affiliated investment in the Initial Class shares of Transamerica Series Trust. The Portfolio’s transactions and earnings are as follows:

Affiliated Investments	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value June 30, 2022	Shares as of June 30, 2022	Dividend Income	Net Capital Gain Distributions
Transamerica BlackRock Global Real Estate Securities VP	$73,149,068	$—	$(15,328,926)	$(2,105,092)	$(13,140,074)	$42,574,976	4,182,218	$—	$—
Transamerica Core Bond	130,981,533	31,696,049	(2,672,118)	(313,139)	(16,015,585)	143,676,740	16,198,054	1,684,004	—
Transamerica Emerging Markets Opportunities	64,307,233	—	—	—	(13,342,012)	50,965,221	6,323,228	—	—
Transamerica Floating Rate	26,549,077	453,844	(5,059,930)	(300,743)	(1,431,253)	20,210,995	2,283,728	453,844	—
Transamerica High Yield Bond	43,967,425	957,735	(29,408,000)	(3,175,409)	(3,427,098)	8,914,653	1,147,317	957,735	—
Transamerica Intermediate Muni	147,062,390	16,207,611	—	—	(18,199,316)	145,070,685	16,136,895	1,768,159	—
Transamerica International Equity	46,923,120	—	(3,462,062)	511,859	(8,833,066)	35,139,851	2,045,393	—	—
Transamerica International Focus	46,917,788	—	(2,308,041)	684,454	(11,875,855)	33,418,346	4,571,593	—	—
Transamerica International Small Cap Value	19,071,735	—	—	—	(4,605,634)	14,466,101	1,224,903	—	—

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Asset Allocation – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

Affiliated Investments	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value June 30, 2022	Shares as of June 30, 2022	Dividend Income	Net Capital Gain Distributions
Transamerica Janus Mid-Cap Growth VP	$34,391,714	$—	$(27,782,700)	$(1,733,243)	$(1,337,964)	$3,537,807	99,995	$—	$—
Transamerica JPMorgan Enhanced Index VP	38,432,563	—	—	—	(7,667,067)	30,765,496	1,388,961	—	—
Transamerica JPMorgan Mid Cap Value VP	14,129,953	—	—	—	(1,875,404)	12,254,549	715,803	—	—
Transamerica Large Cap Value	125,868,020	698,050	(5,760,664)	1,758,904	(18,531,036)	104,033,274	8,541,320	698,050	—
Transamerica Mid Cap Growth	14,278,806	—	—	—	(4,820,864)	9,457,942	1,413,743	—	—
Transamerica Mid Cap Value Opportunities	6,642,994	—	—	—	(491,660)	6,151,334	558,704	—	—
Transamerica Morgan Stanley Capital Growth VP	60,584,290	—	(20,346,048)	(22,341,727)	(8,981,126)	8,915,389	703,661	—	—
Transamerica PIMCO Total Return VP	119,788,644	—	(35,536,395)	(2,781,661)	(7,834,981)	73,635,607	7,490,906	—	—
Transamerica Short-Term Bond	4,269,770	—	(4,252,860)	52,847	(69,757)	—	—	3,232	—
Transamerica Small Cap Value	28,126,187	—	(3,233,670)	(1,119,692)	(2,812,617)	20,960,208	3,337,613	—	—
Transamerica T. Rowe Price Small Cap VP	230,918	—	—	—	(61,343)	169,575	12,147	—	—
Transamerica Unconstrained Bond	136,173,712	1,859,638	(66,933,460)	(4,808,294)	(5,793,913)	60,497,683	6,820,483	1,859,638	—
Transamerica WMC US Growth VP	56,805,879	—	—	—	(16,781,852)	40,024,027	1,249,579	—	—

Total	$1,238,652,819	$51,872,927	$(222,084,874)	$(35,670,936)	$(167,929,477)	$864,840,459	86,446,244	$7,424,662	$—

(B)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security is $23,894,056.
(C)	Rate disclosed reflects the yield at June 30, 2022.
(D)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2022. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(E)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATION:

CAD	Canadian Dollar

PORTFOLIO ABBREVIATIONS:

DJ	Dow Jones
EAFE	Europe, Australasia and Far East
TSX	Toronto Stock Exchange

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Asset Allocation – Conservative VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2022

(unaudited)

Assets:
Affiliated investments, at value (cost $985,861,366)	$864,840,459
Unaffiliated investments, at value (cost $24,110,565)	23,924,615
Repurchase agreement, at value (cost $136,313,533)	136,313,533
Receivables and other assets:
Shares of beneficial interest sold	57,755
Dividends	444,902
Interest	13,980
Variation margin receivable on futures contracts	3,571,504
Prepaid expenses	4,403

Total assets	1,029,171,151

Liabilities:
Payables and other liabilities:
Investments purchased	444,902
Shares of beneficial interest redeemed	451,097
Due to custodian	3,692,662
Investment management fees	104,590
Distribution and service fees	174,620
Transfer agent costs	2,650
Trustees, CCO and deferred compensation fees	16,319
Audit and tax fees	16,039
Custody fees	3,573
Legal fees	10,234
Printing and shareholder reports fees	79,041
Other accrued expenses	17,979

Total liabilities	5,013,706

Net assets	$1,024,157,445

Net assets consist of:
Capital stock ($0.01 par value)	$1,045,734
Additional paid-in capital	995,056,916
Total distributable earnings (accumulated losses)	28,054,795

Net assets	$1,024,157,445

Net assets by class:
Initial Class	$186,320,556
Service Class	837,836,889

Shares outstanding:
Initial Class	18,794,170
Service Class	85,779,210

Net asset value and offering price per share:
Initial Class	$9.91
Service Class	9.77

STATEMENT OF OPERATIONS

For the period ended June 30, 2022

(unaudited)

Investment Income:
Dividend income from affiliated investments	$7,424,662
Interest income from unaffiliated investments	99,156

Total investment income	7,523,818

Expenses:
Investment management fees	689,326
Distribution and service fees:
Service Class	1,153,654
Transfer agent costs	6,556
Trustees, CCO and deferred compensation fees	20,105
Audit and tax fees	17,477
Custody fees	17,221
Legal fees	35,296
Printing and shareholder reports fees	30,066
Other	42,902

Total expenses	2,012,603

Net investment income (loss)	5,511,215

Net realized gain (loss) on:
Affiliated investments	(35,670,936)
Unaffiliated investments	(1,758)
Futures contracts	28,905,058

Net realized gain (loss)	(6,767,636)

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	(167,929,477)
Unaffiliated investments	(184,292)
Futures contracts	(1,255,772)
Translation of assets and liabilities denominated in foreign currencies	(5,986)

Net change in unrealized appreciation (depreciation)	(169,375,527)

Net realized and change in unrealized gain (loss)	(176,143,163)

Net increase (decrease) in net assets resulting from operations	$(170,631,948)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Asset Allocation – Conservative VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2022 (unaudited)	December 31, 2021
From operations:
Net investment income (loss)	$5,511,215	$55,833,068
Net realized gain (loss)	(6,767,636)	101,957,612
Net change in unrealized appreciation (depreciation)	(169,375,527)	(82,718,349)

Net increase (decrease) in net assets resulting from operations	(170,631,948)	75,072,331

Dividends and/or distributions to shareholders:
Initial Class	—	(10,038,188)
Service Class	—	(40,497,010)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(50,535,198)

Capital share transactions:
Proceeds from shares sold:
Initial Class	9,999,931	22,410,526
Service Class	11,015,455	17,481,387

	21,015,386	39,891,913

Dividends and/or distributions reinvested:
Initial Class	—	10,038,188
Service Class	—	40,497,010

	—	50,535,198

Cost of shares redeemed:
Initial Class	(20,698,002)	(62,266,642)
Service Class	(72,229,891)	(144,873,677)

	(92,927,893)	(207,140,319)

Net increase (decrease) in net assets resulting from capital share transactions	(71,912,507)	(116,713,208)

Net increase (decrease) in net assets	(242,544,455)	(92,176,075)

Net assets:
Beginning of period/year	1,266,701,900	1,358,877,975

End of period/year	$1,024,157,445	$1,266,701,900

Capital share transactions - shares:
Shares issued:
Initial Class	936,499	1,933,096
Service Class	1,047,997	1,539,621

	1,984,496	3,472,717

Shares reinvested:
Initial Class	—	872,128
Service Class	—	3,561,742

	—	4,433,870

Shares redeemed:
Initial Class	(1,926,452)	(5,395,941)
Service Class	(6,869,591)	(12,695,225)

	(8,796,043)	(18,091,166)

Net increase (decrease) in shares outstanding:
Initial Class	(989,953)	(2,590,717)
Service Class	(5,821,594)	(7,593,862)

	(6,811,547)	(10,184,579)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Asset Allocation – Conservative VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2022 (unaudited)		December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018		December 31, 2017
Net asset value, beginning of period/year	$11.50		$11.30	$10.66	$9.97	$11.06		$10.18

Investment operations:
Net investment income (loss) (A)	0.06		0.50	0.27	0.25	0.26		0.19
Net realized and unrealized gain (loss)	(1.65)		0.16	0.91	1.12	(0.69)		1.09

Total investment operations	(1.59)		0.66	1.18	1.37	(0.43)		1.28

Dividends and/or distributions to shareholders:
Net investment income	—		(0.28)	(0.27)	(0.28)	(0.20)		(0.23)
Net realized gains	—		(0.18)	(0.27)	(0.40)	(0.46)		(0.17)

Total dividends and/or distributions to shareholders	—		(0.46)	(0.54)	(0.68)	(0.66)		(0.40)

Net asset value, end of period/year	$9.91		$11.50	$11.30	$10.66	$9.97		$11.06

Total return	(13.83	)%(B)	5.90%	11.47%	13.90%	(3.98)%		12.81%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$186,320		$227,524	$252,776	$239,261	$224,325		$270,096
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.15	%(D)	0.15%	0.15%	0.15%	0.15%		0.15%
Including waiver and/or reimbursement and recapture	0.15	%(D)	0.15%	0.15%	0.15%	0.15	%(E)	0.15	%(E)
Net investment income (loss) to average net assets	1.19	%(D)	4.36%	2.52%	2.39%	2.45%		1.77%
Portfolio turnover rate	6	%(B)	25%	30%	9%	12%		7%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Portfolio invests.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2022 (unaudited)		December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018		December 31, 2017
Net asset value, beginning of period/year	$11.34		$11.15	$10.52	$9.85	$10.94		$10.07

Investment operations:
Net investment income (loss) (A)	0.05		0.47	0.23	0.22	0.23		0.16
Net realized and unrealized gain (loss)	(1.62)		0.16	0.91	1.10	(0.69)		1.08

Total investment operations	(1.57)		0.63	1.14	1.32	(0.46)		1.24

Dividends and/or distributions to shareholders:
Net investment income	—		(0.26)	(0.24)	(0.25)	(0.17)		(0.20)
Net realized gains	—		(0.18)	(0.27)	(0.40)	(0.46)		(0.17)

Total dividends and/or distributions to shareholders	—		(0.44)	(0.51)	(0.65)	(0.63)		(0.37)

Net asset value, end of period/year	$9.77		$11.34	$11.15	$10.52	$9.85		$10.94

Total return	(13.84	)%(B)	5.63%	11.25%	13.55%	(4.28)%		12.56%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$837,837		$1,039,178	$1,106,102	$1,119,128	$1,033,425		$1,204,363
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.40	%(D)	0.40%	0.40%	0.40%	0.40%		0.40%
Including waiver and/or reimbursement and recapture	0.40	%(D)	0.40%	0.40%	0.40%	0.40	%(E)	0.40	%(E)
Net investment income (loss) to average net assets	0.93	%(D)	4.14%	2.25%	2.13%	2.20%		1.53%
Portfolio turnover rate	6	%(B)	25%	30%	9%	12%		7%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Portfolio invests.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Asset Allocation – Conservative VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2022

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica JPMorgan Asset Allocation – Conservative VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Asset Allocation – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

1. ORGANIZATION (continued)

period ended June 30, 2022, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Cash overdraft: The Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the Federal Funds Rate.

Payables, if any, are reflected as Due to custodian within the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts are reflected in Custody fees within the Statement of Operations. Expenses, if any, from foreign cash overdrafts are reflected in Other expenses within the Statement of Operations.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Asset Allocation – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

3. INVESTMENT VALUATION (continued)

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Asset Allocation – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2022, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2022.

Repurchase agreements at June 30, 2022, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Asset Allocation – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2022, if any, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2022.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$1,000,598	$—	$279,018	$—	$—	$1,279,616
Total	$1,000,598	$—	$279,018	$—	$—	$1,279,616

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$(2,523,874)	$(162,345)	$(2,122,168)	$—	$—	$(4,808,387)
Total	$(2,523,874)	$(162,345)	$(2,122,168)	$—	$—	$(4,808,387)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments, if any, within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2022.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$(2,986,928)	$189,474	$31,702,512	$—	$—	$28,905,058
Total	$(2,986,928)	$189,474	$31,702,512	$—	$—	$28,905,058

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Asset Allocation – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$(808,785)	$(46,349)	$(400,638)	$—	$—	$(1,255,772)
Total	$(808,785)	$(46,349)	$(400,638)	$—	$—	$(1,255,772)

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2022.

Futures contracts:
Average notional value of contracts – long	$212,906,841
Average notional value of contracts – short	(467,905,548)

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to pledge collateral on derivatives to a counterparty if the Portfolio is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Portfolio to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Portfolio from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments.

Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.

To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. Additionally, to the extent the Portfolio has delivered collateral to a counterparty, the Portfolio bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.

6. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities and other assets may go up or down, sometimes sharply and unpredictably, due to general market conditions, overall economic trends or events, inflation, changes in interest rates, government actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by wars, tariffs, trade disputes or other factors, political developments, investor sentiment, the global and domestic effects of a pandemic or other health emergency, and other factors that may or may not be related to the issuer of the security or other asset. The market prices of securities and other assets also may go down due to events or conditions that affect particular sectors, industries, issuers, or geographies. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets. If the value of the Portfolio’s securities and assets fall, the value of your investment will go down. The Portfolio may experience a substantial or complete loss on any individual security or asset.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, the imposition of economic sanctions, public health events (such as the spread of infectious disease), wars, terrorism, cybersecurity events, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. In the past decade, financial markets throughout the world have experienced increased volatility and decreased liquidity. These conditions may continue or worsen. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Asset Allocation – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

6. RISK FACTORS (continued)

affected, the value and liquidity of the Portfolio’s investments may go down. Securities markets may also be susceptible to market manipulation or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or adversely affect the value of securities traded in these markets, including the Portfolio’s securities.

The pandemic of the novel coronavirus respiratory disease designated COVID-19 has resulted in economic downturns throughout the world, severe losses, particularly to some sectors of the economy and individual issuers, and reduced liquidity of many instruments. There also have been significant disruptions to business operations, including business closures; strained healthcare systems; disruptions to supply chains and employee availability; large fluctuations in consumer demand; and widespread uncertainty regarding the duration and long-term effects of the pandemic. Economic downturns may be prolonged, and political and social instability, continued volatility and decreased liquidity in the securities markets may result. Developing or emerging market countries may be more impacted by the pandemic.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. These and other government intervention into the economy and financial markets may not work as intended. In addition, government actions to mitigate the economic impact of the pandemic have resulted in large expansion of government deficits and debt, the long-term consequences of which are not known. Rates of inflation have recently risen, which could adversely affect economies and markets. The pandemic could continue to adversely affect the value and liquidity of the Portfolio’s investments.

Europe: A number of countries in Europe have experienced severe economic and financial difficulties; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen or spread within or outside Europe. Responses to the financial problems by European governments, central banks and others may not work, may result in conflicts and social unrest and may limit future growth and economic recovery or have other unintended consequences. In January, 2020, through “Brexit,” the United Kingdom withdrew from the European Union. The ramifications of Brexit are unknown, and the implications of possible political, regulatory, economic, and market outcomes could be significant. The United Kingdom has one of the largest economies in Europe and is a major trading partner with European Union countries and the United States. Brexit may create additional and substantial economic stresses for the United Kingdom, including a contraction of the United Kingdom’s economy, decreased trade, capital outflows, devaluation of the British pound, and a decrease in business and consumer spending and investment. The negative impact on not only the United Kingdom and European Union economies but also the broader global economy could be significant. A number of countries in Europe have suffered terror attacks, and additional attacks may occur in the future. Europe has also been struggling with mass migration from the Middle East, Eastern Europe and Africa. The ultimate effects of these events and other socio-political or geopolitical issues could profoundly affect global economies and markets. Whether or not the Portfolio invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of the Portfolio’s investments.

Additional Market Disruption: Russia’s invasion of Ukraine in February, 2022, the resulting responses by the United States and other countries, and the potential for wider conflict, have increased and may continue to increase volatility and uncertainty in financial markets worldwide. The United States and other countries have imposed broad-ranging economic sanctions on Russia and Russian entities and individuals, and may impose additional sanctions, including on other countries that provide military or economic support to Russia. These sanctions, among other things, restrict companies from doing business with Russia and Russian issuers, and may adversely affect companies with economic or financial exposure to Russia and Russian issuers. The extent and duration of Russia’s military actions and the repercussions of such actions are not known. The invasion may widen beyond Ukraine and may escalate, including through retaliatory actions and cyberattacks by Russia and even other countries. These events may result in further and significant market disruptions and may adversely affect regional and global economies including those of Europe and the United States. Certain industries and markets, such as those involving oil, natural gas and other commodities, as well as global supply chains, may be particularly adversely affected. Whether or not the Portfolio invests in securities of issuers located in Russia, Ukraine and adjacent countries or with significant exposure to issuers in these countries, these events could negatively affect the value and liquidity of the Portfolio’s investments.

Asset allocation risk: The Portfolio’s investment performance is significantly impacted by the Portfolio’s asset allocation and reallocation from time to time. The sub-adviser’s decisions whether and when to tactically overweight or underweight asset classes, create and apply formulas for de-risking or ending de-risking and select a mix of underlying portfolios may not produce the desired results. These actions may be unsuccessful in maximizing return and/or avoiding investment losses. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying portfolio or other issuer is incorrect. The sub-adviser may favor an asset class that performs poorly relative to other asset classes. The available underlying portfolios selected by the sub-adviser may underperform the market or similar portfolios.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Asset Allocation – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

6. RISK FACTORS (continued)

Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Portfolio falls, the value of your investment will go down. The Portfolio may lose its entire investment in the fixed-income securities of an issuer.

7. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee, CCO and deferred compensation fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints	Rate
First $10 billion	0.1225%
Over $10 billion	0.1025

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net assets. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.25%	May 1, 2023
Service Class	0.50	May 1, 2023

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2022 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Asset Allocation – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2022, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2023. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Technology Holdings, Inc (“SS&C”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C related to applicable sub-transfer agency services. For the period ended June 30, 2022, (i) the expenses paid to SS&C by the Portfolio are referred to as Transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C by the Portfolio are referred to as Transfer agent costs within the Statement of Assets and Liabilities.

Deferred compensation plan: Effective September 23, 2021, the Board has approved the termination of the deferred compensation plan. Payments will be made to applicable current and former Board members consistent with Section 409A of the Code. Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2022, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2022.

8. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2022, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 44,451,498	$ 25,420,294	$ 222,084,874	$ 23,906,860

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Asset Allocation – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2022, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 1,146,285,464	$ 6,759,498	$ (131,495,126)	$ (124,735,628)

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Asset Allocation – Conservative VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 15-16, 2022, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica JPMorgan Asset Allocation – Conservative VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and J.P. Morgan Investment Management, Inc. (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2023.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Asset Allocation – Conservative VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2021. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 3- and 5-year periods and in line with the median for the past 1- and 10-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was above its primary benchmark for the past 1-, 3-, 5- and 10-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on July 1, 2016 pursuant to its current investment strategies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Asset Allocation – Conservative VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Asset Allocation – Growth VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2022, and held for the entire six-month period until June 30, 2022.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period (B)	Ending Account Value June 30, 2022	Expenses Paid During Period (B)	Net Annualized Expense Ratio (C)
Initial Class	$1,000.00	$769.40	$0.66	$1,024.10	$0.75	0.15%
Service Class	1,000.00	768.40	1.75	1,022.80	2.01	0.40

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Net annualized expense ratios, as disclosed in the table, do not include the expenses of the underlying investments in which the Portfolio invests. The net annualized expense ratios, as stated in the fee table of the Portfolio’s Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2022

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Equity Funds	58.7%
International Equity Funds	31.5
U.S. Alternative Fund	4.8
Repurchase Agreement	2.7
U.S. Government Obligation	2.2
Net Other Assets (Liabilities) ^	0.1
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

^

The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Asset Allocation – Growth VP

SCHEDULE OF INVESTMENTS

At June 30, 2022

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 95.0%
International Equity Funds - 31.5%
Transamerica Emerging Markets Opportunities (A)	10,287,179	$82,914,666
Transamerica International Equity (A)	4,930,488	84,705,781
Transamerica International Focus (A)	11,446,419	83,673,320
Transamerica International Small Cap Value (A)	2,714,008	32,052,430

		283,346,197

U.S. Alternative Fund - 4.8%
Transamerica BlackRock Global Real Estate Securities VP (A)	4,271,216	43,480,977

U.S. Equity Funds - 58.7%
Transamerica Janus Mid-Cap Growth VP (A)	664,125	23,496,755
Transamerica JPMorgan Enhanced Index VP (A)	5,899,488	130,673,651
Transamerica JPMorgan Mid Cap Value VP (A)	1,266,457	21,681,744
Transamerica Large Cap Value (A)	13,677,181	166,588,070
Transamerica Mid Cap Growth (A)	2,985,176	19,970,824
Transamerica Mid Cap Value Opportunities (A)	1,984,259	21,846,690
Transamerica Morgan Stanley Capital Growth VP (A)	606,025	7,678,333
Transamerica Small Cap Value (A)	6,029,059	37,862,488
Transamerica T. Rowe Price Small Cap VP (A)	647,266	9,035,839
Transamerica WMC US Growth VP (A)	2,817,471	90,243,594

		529,077,988

Total Investment Companies (Cost $955,458,203)		855,905,162

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 2.2%
U.S. Treasury - 2.2%
U.S. Treasury Note 0.13%, 01/31/2023 (B)	$20,040,000	$ 19,755,056

Total U.S. Government Obligation (Cost $19,961,247)		19,755,056

REPURCHASE AGREEMENT - 2.7%
Fixed Income Clearing Corp., 0.35% (C), dated 06/30/2022, to be repurchased at $24,739,265 on 07/01/2022. Collateralized by a U.S. Government Obligation, 3.00%, due 06/30/2024, and with a value of $25,233,864.	24,739,025	24,739,025

Total Repurchase Agreement (Cost $24,739,025)		24,739,025

Total Investments (Cost $1,000,158,475)		900,399,243
Net Other Assets (Liabilities) - 0.1%		574,207

Net Assets - 100.0%		$900,973,450

FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
CAD Currency	343	09/20/2022	$27,111,297	$26,651,100	$—	$(460,197)
Hang Seng Index	338	07/28/2022	47,289,862	46,831,014	—	(458,848)
S&P 500® E-Mini Index	572	09/16/2022	107,757,598	108,379,700	622,102	—
S&P/TSX 60 Index	126	09/15/2022	23,164,941	22,367,154	—	(797,787)

Total					$622,102	$(1,716,832)

Short Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
E-Mini Russell 2000® Index	(1,334)	09/16/2022	$(114,426,714)	$(113,923,600)	$503,114	$—
MSCI EAFE Index	(714)	09/16/2022	(65,901,637)	(66,280,620)	—	(378,983)
MSCI Emerging Markets Index	(1,058)	09/16/2022	(53,051,990)	(53,042,830)	9,160	—

Total					$512,274	$(378,983)

Total Futures Contracts					$1,134,376	$(2,095,815)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Asset Allocation – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$855,905,162	$—	$—	$855,905,162
U.S. Government Obligation	—	19,755,056	—	19,755,056
Repurchase Agreement	—	24,739,025	—	24,739,025

Total	$855,905,162	$44,494,081	$—	$900,399,243

Other Financial Instruments
Futures Contracts (E)	$1,134,376	$—	$—	$1,134,376

Total Other Financial Instruments	$1,134,376	$—	$—	$1,134,376

LIABILITIES
Other Financial Instruments
Futures Contracts (E)	$(2,095,815)	$—	$—	$(2,095,815)

Total Other Financial Instruments	$(2,095,815)	$—	$—	$(2,095,815)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in the Class I2 shares of Transamerica Funds, and a liquidating trust of a former Transamerica Fund and/or affiliated investment in the Initial Class shares of Transamerica Series Trust. The Portfolio’s transactions and earnings are as follows:

Affiliated Investments	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value June 30, 2022	Shares as of June 30, 2022	Dividend Income	Net Capital Gain Distributions
Transamerica BlackRock Global Real Estate Securities VP	$68,504,660	$—	$(9,864,000)	$(92,711)	$(15,066,972)	$43,480,977	4,271,216	$—	$—
Transamerica Emerging Markets Opportunities	104,620,614	—	—	—	(21,705,948)	82,914,666	10,287,179	—	—
Transamerica International Equity	104,181,207	—	—	—	(19,475,426)	84,705,781	4,930,488	—	—
Transamerica International Focus	111,030,261	—	—	—	(27,356,941)	83,673,320	11,446,419	—	—
Transamerica International Small Cap Value	42,257,099	—	—	—	(10,204,669)	32,052,430	2,714,008	—	—
Transamerica Janus Mid-Cap Growth VP	43,878,471	—	(13,274,700)	2,333,992	(9,441,008)	23,496,755	664,125	—	—
Transamerica JPMorgan Enhanced Index VP	127,355,916	33,942,866	—	—	(30,625,131)	130,673,651	5,899,488	—	—
Transamerica JPMorgan Mid Cap Value VP	24,999,862	—	—	—	(3,318,118)	21,681,744	1,266,457	—	—
Transamerica Large Cap Value	214,105,845	1,137,325	(21,593,086)	1,864,339	(28,926,353)	166,588,070	13,677,181	1,137,325	—
Transamerica Mid Cap Growth	30,150,273	—	—	—	(10,179,449)	19,970,824	2,985,176	—	—
Transamerica Mid Cap Value Opportunities	26,486,396	—	(2,981,168)	396,678	(2,055,216)	21,846,690	1,984,259	—	—
Transamerica Morgan Stanley Capital Growth VP	87,567,123	—	(40,579,491)	(20,456,538)	(18,852,761)	7,678,333	606,025	—	—
Transamerica Small Cap Value	51,024,675	—	(5,972,149)	(1,500,676)	(5,689,362)	37,862,488	6,029,059	—	—
Transamerica T. Rowe Price Small Cap VP	25,639,893	—	(12,199,399)	765,398	(5,170,053)	9,035,839	647,266	—	—
Transamerica WMC US Growth VP	115,689,255	13,245,377	(3,000,332)	1,190,191	(36,880,897)	90,243,594	2,817,471	—	—

Total	$1,177,491,550	$48,325,568	$(109,464,325)	$(15,499,327)	$(244,948,304)	$855,905,162	70,225,817	$1,137,325	$—

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Asset Allocation – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(B)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security is $17,161,466.
(C)	Rate disclosed reflects the yield at June 30, 2022.
(D)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2022. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(E)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATION:

CAD	Canadian Dollar

PORTFOLIO ABBREVIATIONS:

EAFE	Europe, Australasia and Far East
TSX	Toronto Stock Exchange

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Asset Allocation – Growth VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2022

(unaudited)

Assets:
Affiliated investments, at value (cost $955,458,203)	$855,905,162
Unaffiliated investments, at value (cost $19,961,247)	19,755,056
Repurchase agreement, at value (cost $24,739,025)	24,739,025
Receivables and other assets:
Shares of beneficial interest sold	234,675
Interest	10,690
Variation margin receivable on futures contracts	1,328,299
Prepaid expenses	4,289

Total assets	901,977,196

Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	702,058
Investment management fees	94,125
Distribution and service fees	55,660
Transfer agent costs	2,511
Trustees, CCO and deferred compensation fees	14,436
Audit and tax fees	15,621
Custody fees	1,717
Legal fees	8,855
Printing and shareholder reports fees	91,624
Other accrued expenses	17,139

Total liabilities	1,003,746

Net assets	$900,973,450

Net assets consist of:
Capital stock ($0.01 par value)	$748,801
Additional paid-in capital	777,376,573
Total distributable earnings (accumulated losses)	122,848,076

Net assets	$900,973,450

Net assets by class:
Initial Class	$640,502,282
Service Class	260,471,168

Shares outstanding:
Initial Class	53,014,835
Service Class	21,865,229

Net asset value and offering price per share:
Initial Class	$12.08
Service Class	11.91

STATEMENT OF OPERATIONS

For the period ended June 30, 2022

(unaudited)

Investment Income:
Dividend income from affiliated investments	$1,137,325
Interest income from unaffiliated investments	69,308

Total investment income	1,206,633

Expenses:
Investment management fees	641,204
Distribution and service fees:
Service Class	380,829
Transfer agent costs	6,193
Trustees, CCO and deferred compensation fees	18,997
Audit and tax fees	17,031
Custody fees	16,328
Legal fees	32,784
Printing and shareholder reports fees	33,267
Other	39,790

Total expenses	1,186,423

Net investment income (loss)	20,210

Net realized gain (loss) on:
Affiliated investments	(15,499,327)
Unaffiliated investments	111,323
Futures contracts	(11,200,314)

Net realized gain (loss)	(26,588,318)

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	(244,948,304)
Unaffiliated investments	(204,663)
Futures contracts	(4,346,339)
Translation of assets and liabilities denominated in foreign currencies	46,448

Net change in unrealized appreciation (depreciation)	(249,452,858)

Net realized and change in unrealized gain (loss)	(276,041,176)

Net increase (decrease) in net assets resulting from operations	$(276,020,966)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Asset Allocation – Growth VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2022 (unaudited)	December 31, 2021
From operations:
Net investment income (loss)	$20,210	$57,457,199
Net realized gain (loss)	(26,588,318)	199,454,691
Net change in unrealized appreciation (depreciation)	(249,452,858)	(38,074,803)

Net increase (decrease) in net assets resulting from operations	(276,020,966)	218,837,087

Dividends and/or distributions to shareholders:
Initial Class	—	(69,216,574)
Service Class	—	(26,864,714)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(96,081,288)

Capital share transactions:
Proceeds from shares sold:
Initial Class	6,209,464	18,853,327
Service Class	5,645,163	13,762,540

	11,854,627	32,615,867

Dividends and/or distributions reinvested:
Initial Class	—	69,216,574
Service Class	—	26,864,714

	—	96,081,288

Cost of shares redeemed:
Initial Class	(32,746,173)	(143,833,350)
Service Class	(18,376,204)	(52,639,786)

	(51,122,377)	(196,473,136)

Net increase (decrease) in net assets resulting from capital share transactions	(39,267,750)	(67,775,981)

Net increase (decrease) in net assets	(315,288,716)	54,979,818

Net assets:
Beginning of period/year	1,216,262,166	1,161,282,348

End of period/year	$900,973,450	$1,216,262,166

Capital share transactions - shares:
Shares issued:
Initial Class	440,440	1,200,437
Service Class	418,366	901,893

	858,806	2,102,330

Shares reinvested:
Initial Class	—	4,518,053
Service Class	—	1,775,592

	—	6,293,645

Shares redeemed:
Initial Class	(2,374,737)	(9,292,975)
Service Class	(1,380,025)	(3,423,850)

	(3,754,762)	(12,716,825)

Net increase (decrease) in shares outstanding:
Initial Class	(1,934,297)	(3,574,485)
Service Class	(961,659)	(746,365)

	(2,895,956)	(4,320,850)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Asset Allocation – Growth VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2022 (unaudited)		December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018		December 31, 2017
Net asset value, beginning of period/year	$15.70		$14.19	$12.54	$11.19	$13.63		$11.35

Investment operations:
Net investment income (loss) (A)	0.01		0.73	0.26	0.21	0.22		0.24
Net realized and unrealized gain (loss)	(3.63)		2.03	2.61	2.54	(1.49)		2.51

Total investment operations	(3.62)		2.76	2.87	2.75	(1.27)		2.75

Dividends and/or distributions to shareholders:
Net investment income	—		(0.27)	(0.21)	(0.22)	(0.26)		(0.19)
Net realized gains	—		(0.98)	(1.01)	(1.18)	(0.91)		(0.28)

Total dividends and/or distributions to shareholders	—		(1.25)	(1.22)	(1.40)	(1.17)		(0.47)

Net asset value, end of period/year	$12.08		$15.70	$14.19	$12.54	$11.19		$13.63

Total return	(23.06	)%(B)	19.64%	24.74%	26.05%	(10.39)%		24.63%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$640,502		$862,525	$830,510	$721,535	$614,229		$749,311
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.15	%(D)	0.15%	0.16%	0.15%	0.15%		0.15%
Including waiver and/or reimbursement and recapture	0.15	%(D)	0.15%	0.16%	0.15%	0.15	%(E)	0.15	%(E)
Net investment income (loss) to average net assets	0.08	%(D)	4.68%	2.17%	1.74%	1.63%		1.94%
Portfolio turnover rate	7	%(B)	22%	49%	12%	24%		8%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Portfolio invests.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2022 (unaudited)		December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017
Net asset value, beginning of period/year	$15.50		$14.03	$12.42	$11.09	$13.52	$11.26

Investment operations:
Net investment income (loss) (A)	(0.01)		0.69	0.23	0.18	0.18	0.21
Net realized and unrealized gain (loss)	(3.58)		2.00	2.58	2.52	(1.47)	2.49

Total investment operations	(3.59)		2.69	2.81	2.70	(1.29)	2.70

Dividends and/or distributions to shareholders:
Net investment income	—		(0.24)	(0.19)	(0.19)	(0.23)	(0.16)
Net realized gains	—		(0.98)	(1.01)	(1.18)	(0.91)	(0.28)

Total dividends and/or distributions to shareholders	—		(1.22)	(1.20)	(1.37)	(1.14)	(0.44)

Net asset value, end of period/year	$11.91		$15.50	$14.03	$12.42	$11.09	$13.52

Total return	(23.16	)%(B)	19.35%	24.36%	25.86%	(10.70)%	24.37%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$260,471		$353,737	$330,772	$284,695	$232,319	$296,800
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.40	%(D)	0.40%	0.41%	0.40%	0.40%	0.40%
Including waiver and/or reimbursement and recapture	0.40	%(D)	0.40%	0.41%	0.40%	0.40%	0.40	%(E)
Net investment income (loss) to average net assets	(0.17	)%(D)	4.49%	1.93%	1.50%	1.37%	1.69%
Portfolio turnover rate	7	%(B)	22%	49%	12%	24%	8%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Portfolio invests.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Asset Allocation – Growth VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2022

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica JPMorgan Asset Allocation – Growth VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Asset Allocation – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

1. ORGANIZATION (continued)

period ended June 30, 2022, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Asset Allocation – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

3. INVESTMENT VALUATION (continued)

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Asset Allocation – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2022, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2022.

Repurchase agreements at June 30, 2022, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Asset Allocation – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2022, if any, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2022.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$—	$—	$1,134,376	$—	$—	$1,134,376
Total	$—	$—	$1,134,376	$—	$—	$1,134,376

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$—	$(460,197)	$(1,635,618)	$—	$—	$(2,095,815)
Total	$—	$(460,197)	$(1,635,618)	$—	$—	$(2,095,815)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments, if any, within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2022.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$438,868	$(11,639,182)	$—	$—	$(11,200,314)
Total	$—	$438,868	$(11,639,182)	$—	$—	$(11,200,314)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$(325,152)	$(4,021,187)	$—	$—	$(4,346,339)
Total	$—	$(325,152)	$(4,021,187)	$—	$—	$(4,346,339)

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Asset Allocation – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2022.

Futures contracts:
Average notional value of contracts – long	$273,594,844
Average notional value of contracts – short	(201,764,956)

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to pledge collateral on derivatives to a counterparty if the Portfolio is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Portfolio to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Portfolio from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments.

Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.

To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. Additionally, to the extent the Portfolio has delivered collateral to a counterparty, the Portfolio bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.

6. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities and other assets may go up or down, sometimes sharply and unpredictably, due to general market conditions, overall economic trends or events, inflation, changes in interest rates, government actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by wars, tariffs, trade disputes or other factors, political developments, investor sentiment, the global and domestic effects of a pandemic or other health emergency, and other factors that may or may not be related to the issuer of the security or other asset. The market prices of securities and other assets also may go down due to events or conditions that affect particular sectors, industries, issuers, or geographies. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets. If the value of the Portfolio’s securities and assets fall, the value of your investment will go down. The Portfolio may experience a substantial or complete loss on any individual security or asset.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, the imposition of economic sanctions, public health events (such as the spread of infectious disease), wars, terrorism, cybersecurity events, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. In the past decade, financial markets throughout the world have experienced increased volatility and decreased liquidity. These conditions may continue or worsen. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down. Securities markets may also be susceptible to market manipulation or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or adversely affect the value of securities traded in these markets, including the Portfolio’s securities.

The pandemic of the novel coronavirus respiratory disease designated COVID-19 has resulted in economic downturns throughout the world, severe losses, particularly to some sectors of the economy and individual issuers, and reduced liquidity of many instruments. There also have been significant disruptions to business operations, including business closures; strained healthcare systems; disruptions to supply chains and employee availability; large fluctuations in consumer demand; and widespread uncertainty regarding

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Asset Allocation – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

6. RISK FACTORS (continued)

the duration and long-term effects of the pandemic. Economic downturns may be prolonged, and political and social instability, continued volatility and decreased liquidity in the securities markets may result. Developing or emerging market countries may be more impacted by the pandemic.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. These and other government intervention into the economy and financial markets may not work as intended. In addition, government actions to mitigate the economic impact of the pandemic have resulted in large expansion of government deficits and debt, the long-term consequences of which are not known. Rates of inflation have recently risen, which could adversely affect economies and markets. The pandemic could continue to adversely affect the value and liquidity of the Portfolio’s investments.

Europe: A number of countries in Europe have experienced severe economic and financial difficulties; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen or spread within or outside Europe. Responses to the financial problems by European governments, central banks and others may not work, may result in conflicts and social unrest and may limit future growth and economic recovery or have other unintended consequences. In January, 2020, through “Brexit,” the United Kingdom withdrew from the European Union. The ramifications of Brexit are unknown, and the implications of possible political, regulatory, economic, and market outcomes could be significant. The United Kingdom has one of the largest economies in Europe and is a major trading partner with European Union countries and the United States. Brexit may create additional and substantial economic stresses for the United Kingdom, including a contraction of the United Kingdom’s economy, decreased trade, capital outflows, devaluation of the British pound, and a decrease in business and consumer spending and investment. The negative impact on not only the United Kingdom and European Union economies but also the broader global economy could be significant. A number of countries in Europe have suffered terror attacks, and additional attacks may occur in the future. Europe has also been struggling with mass migration from the Middle East, Eastern Europe and Africa. The ultimate effects of these events and other socio-political or geopolitical issues could profoundly affect global economies and markets. Whether or not the Portfolio invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of the Portfolio’s investments.

Additional Market Disruption: Russia’s invasion of Ukraine in February, 2022, the resulting responses by the United States and other countries, and the potential for wider conflict, have increased and may continue to increase volatility and uncertainty in financial markets worldwide. The United States and other countries have imposed broad-ranging economic sanctions on Russia and Russian entities and individuals, and may impose additional sanctions, including on other countries that provide military or economic support to Russia. These sanctions, among other things, restrict companies from doing business with Russia and Russian issuers, and may adversely affect companies with economic or financial exposure to Russia and Russian issuers. The extent and duration of Russia’s military actions and the repercussions of such actions are not known. The invasion may widen beyond Ukraine and may escalate, including through retaliatory actions and cyberattacks by Russia and even other countries. These events may result in further and significant market disruptions and may adversely affect regional and global economies including those of Europe and the United States. Certain industries and markets, such as those involving oil, natural gas and other commodities, as well as global supply chains, may be particularly adversely affected. Whether or not the Portfolio invests in securities of issuers located in Russia, Ukraine and adjacent countries or with significant exposure to issuers in these countries, these events could negatively affect the value and liquidity of the Portfolio’s investments.

Asset allocation risk: The Portfolio’s investment performance is significantly impacted by the Portfolio’s asset allocation and reallocation from time to time. The sub-adviser’s decisions whether and when to tactically overweight or underweight asset classes, create and apply formulas for de-risking or ending de-risking and select a mix of underlying portfolios may not produce the desired results. These actions may be unsuccessful in maximizing return and/or avoiding investment losses. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying portfolio or other issuer is incorrect. The sub-adviser may favor an asset class that performs poorly relative to other asset classes. The available underlying portfolios selected by the sub-adviser may underperform the market or similar portfolios.

Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The value of equity securities fluctuates based on real or perceived changes in a company’s financial condition, factors affecting a particular industry or industries, and overall market, economic and political conditions. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Asset Allocation – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, AUIM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee, CCO and deferred compensation fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints	Rate
First $10 billion	0.1225%
Over $10 billion	0.1025

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net assets. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.25%	May 1, 2023
Service Class	0.50	May 1, 2023

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2022 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2022, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Asset Allocation – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2023. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Technology Holdings, Inc (“SS&C”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C related to applicable sub-transfer agency services. For the period ended June 30, 2022, (i) the expenses paid to SS&C by the Portfolio are referred to as Transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C by the Portfolio are referred to as Transfer agent costs within the Statement of Assets and Liabilities.

Deferred compensation plan: Effective September 23, 2021, the Board has approved the termination of the deferred compensation plan. Payments will be made to applicable current and former Board members consistent with Section 409A of the Code. Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2022, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2022.

8. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2022, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 47,188,243	$ 27,220,899	$ 109,464,325	$31,539,137

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Asset Allocation – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)

unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2022, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$1,000,158,475	$15,324,148	$(116,044,819)	$(100,720,671)

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Asset Allocation – Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 15-16, 2022, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica JPMorgan Asset Allocation – Growth VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and J.P. Morgan Investment Management, Inc. (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2023.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Asset Allocation – Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2021. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe but below its benchmark, each for the past 1-, 3-, 5- and 10-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on July 1, 2016 pursuant to its current investment strategies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Asset Allocation – Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2022, and held for the entire six-month period until June 30, 2022.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period (B)	Ending Account Value June 30, 2022	Expenses Paid During Period (B)	Net Annualized Expense Ratio (C)
Initial Class	$1,000.00	$826.50	$0.68	$1,024.10	$0.75	0.15%
Service Class	1,000.00	825.50	1.81	1,022.80	2.01	0.40

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Net annualized expense ratios, as disclosed in the table, do not include the expenses of the underlying investments in which the Portfolio invests. The net annualized expense ratios, as stated in the fee table of the Portfolio’s Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2022

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Equity Funds	43.1%
International Equity Funds	23.9
Repurchase Agreement	10.3
U.S. Fixed Income Funds	8.2
International Alternative Funds	6.2
U.S. Alternative Fund	4.6
U.S. Government Obligation	2.4
U.S. Mixed Allocation Fund	1.1
Net Other Assets (Liabilities) ^	0.2
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

^

The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

SCHEDULE OF INVESTMENTS

At June 30, 2022

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 87.1%
International Alternative Funds - 6.2%
Transamerica Global Allocation Liquidating Trust (A) (B) (C) (D)	11,961	$26,937
Transamerica Unconstrained Bond (D)	26,381,743	234,006,059

		234,032,996

International Equity Funds - 23.9%
Transamerica Emerging Markets Opportunities (D)	40,471,837	326,203,005
Transamerica International Equity (D)	12,830,577	220,429,316
Transamerica International Focus (D)	35,628,240	260,442,434
Transamerica International Small Cap Value (D)	8,504,378	100,436,706

		907,511,461

U.S. Alternative Fund - 4.6%
Transamerica BlackRock Global Real Estate Securities VP (D)	17,041,835	173,485,876

U.S. Equity Funds - 43.1%
Transamerica Janus Mid-Cap Growth VP (D)	2,346,314	83,012,589
Transamerica JPMorgan Enhanced Index VP (D)	31,577,486	699,441,314
Transamerica JPMorgan Mid Cap Value VP (D)	4,299,878	73,613,911
Transamerica Large Cap Value (D)	30,469,735	371,121,376
Transamerica Mid Cap Growth (D)	7,938,232	53,106,774
Transamerica Mid Cap Value Opportunities (D)	4,771,261	52,531,588
Transamerica Morgan Stanley Capital Growth VP (D)	2,560,933	32,447,020
Transamerica Small Cap Value (D)	18,818,886	118,182,602
Transamerica T. Rowe Price Small Cap VP (D)	27,011	377,078
Transamerica WMC US Growth VP (D)	4,676,949	149,802,662

		1,633,636,914

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds - 8.2%
Transamerica Core Bond (D)	6,721,984	$ 59,623,997
Transamerica Floating Rate (D)	8,688,139	76,890,033
Transamerica High Yield Bond (D)	13,951,033	108,399,527
Transamerica Intermediate Muni (D)	7,302,443	65,648,961

		310,562,518

U.S. Mixed Allocation Fund - 1.1%
Transamerica PIMCO Total Return VP (D)	4,408,854	43,339,032

Total Investment Companies (Cost $3,660,978,910)		3,302,568,797

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 2.4%
U.S. Treasury - 2.4%
U.S. Treasury Note 0.13%, 01/31/2023 (E)	$ 91,463,100	90,162,609

Total U.S. Government Obligation (Cost $90,879,778)		90,162,609

REPURCHASE AGREEMENT - 10.3%
Fixed Income Clearing Corp., 0.35% (F), dated 06/30/2022, to be repurchased at $391,466,823 on 07/01/2022. Collateralized by a U.S. Government Obligation, 3.00%, due 06/30/2024, and with a value of $399,292,296.	391,463,017	391,463,017

Total Repurchase Agreement (Cost $391,463,017)		391,463,017

Total Investments (Cost $4,143,321,705)		3,784,194,423
Net Other Assets (Liabilities) - 0.2%		9,281,172

Net Assets - 100.0%		$ 3,793,475,595

FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Note	1,171	09/30/2022	$131,867,920	$131,444,750	$—	$(423,170)
10-Year U.S. Treasury Note	854	09/21/2022	102,485,833	101,225,688	—	(1,260,145)
30-Year U.S. Treasury Bond	706	09/21/2022	98,394,752	97,869,250	—	(525,502)
CAD Currency	929	09/20/2022	73,429,720	72,183,300	—	(1,246,420)
S&P/TSX 60 Index	353	09/15/2022	64,890,500	62,663,533	—	(2,226,967)
U.S. Treasury Ultra Bond	824	09/21/2022	130,513,719	127,179,250	—	(3,334,469)

Total					$—	$(9,016,673)

Short Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year Japan Government Bond	(736)	09/12/2022	$(804,349,841)	$(806,139,151)	$—	$(1,789,310)
DJ U.S. Real Estate Index	(2,323)	09/16/2022	(78,982,000)	(82,907,870)	—	(3,925,870)
E-Mini Russell 2000® Index	(2,697)	09/16/2022	(231,340,965)	(230,323,800)	1,017,165	—

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

FUTURES CONTRACTS (continued):

Short Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
German Euro Bund	(673)	09/08/2022	$(106,988,786)	$(104,930,123)	$2,058,663	$—
MSCI EAFE Index	(3,993)	09/16/2022	(368,550,739)	(370,670,190)	—	(2,119,451)
MSCI Emerging Markets Index	(3,668)	09/16/2022	(183,985,422)	(183,895,180)	90,242	—
S&P 500® E-Mini Index	(1,115)	09/16/2022	(209,287,794)	(211,264,625)	—	(1,976,831)

Total					$3,166,070	$(9,811,462)

Total Futures Contracts					$3,166,070	$(18,828,135)

INVESTMENT VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$3,302,541,860	$—	$—	$3,302,541,860
U.S. Government Obligation	—	90,162,609	—	90,162,609
Repurchase Agreement	—	391,463,017	—	391,463,017

Total	$3,302,541,860	$481,625,626	$—	$3,784,167,486

Investment Companies Measured at Net Asset Value (C)				26,937

Total Investments				$3,784,194,423

Other Financial Instruments
Futures Contracts (H)	$3,166,070	$—	$—	$3,166,070

Total Other Financial Instruments	$3,166,070	$—	$—	$3,166,070

LIABILITIES
Other Financial Instruments
Futures Contracts (H)	$(18,828,135)	$—	$—	$(18,828,135)

Total Other Financial Instruments	$(18,828,135)	$—	$—	$(18,828,135)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	Restricted security. At June 30, 2022, the value of such security held by the Portfolio is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$123,058	$26,937	0.0	%(I)

(C)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(D)	Affiliated investment in the Class I2 shares of Transamerica Funds, and a liquidating trust of a former Transamerica Fund and/or affiliated investment in the Initial Class shares of Transamerica Series Trust. The Portfolio’s transactions and earnings are as follows:

Affiliated Investments	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value June 30, 2022	Shares as of June 30, 2022	Dividend Income	Net Capital Gain Distributions
Transamerica BlackRock Global Real Estate Securities VP	$274,664,309	$—	$(40,432,001)	$(4,394,496)	$(56,351,936)	$173,485,876	17,041,835	$—	$—
Transamerica Core Bond	72,792,781	737,121	(6,528,957)	(398,451)	(6,978,497)	59,623,997	6,721,984	737,121	—
Transamerica Emerging Markets Opportunities	411,598,582	—	—	—	(85,395,577)	326,203,005	40,471,837	—	—
Transamerica Floating Rate	100,895,905	1,724,901	(19,147,329)	(1,138,046)	(5,445,398)	76,890,033	8,688,139	1,724,901	—
Transamerica Global Allocation Liquidating Trust	27,541	—	—	—	(604)	26,937	11,961	—	—
Transamerica High Yield Bond	299,815,320	6,657,441	(152,196,000)	(18,158,736)	(27,718,498)	108,399,527	13,951,033	6,657,441	—
Transamerica Intermediate Muni	73,307,371	816,419	—	—	(8,474,829)	65,648,961	7,302,443	816,419	—
Transamerica International Equity	292,542,941	—	(21,810,898)	5,301,775	(55,604,502)	220,429,316	12,830,577	—	—
Transamerica International Focus	355,453,874	—	(9,768,462)	2,143,580	(87,386,558)	260,442,434	35,628,240	—	—
Transamerica International Small Cap Value	132,413,167	—	—	—	(31,976,461)	100,436,706	8,504,378	—	—
Transamerica Janus Mid-Cap Growth VP	161,869,023	—	(53,254,501)	8,404,500	(34,006,433)	83,012,589	2,346,314	—	—
Transamerica JPMorgan Enhanced Index VP	803,265,583	112,352,200	(43,392,511)	13,960,355	(186,744,313)	699,441,314	31,577,486	—	—
Transamerica JPMorgan Mid Cap Value VP	93,742,027	—	(8,783,954)	1,739,336	(13,083,498)	73,613,911	4,299,878	—	—
Transamerica Large Cap Value	480,319,768	2,540,378	(51,443,943)	5,060,525	(65,355,352)	371,121,376	30,469,735	2,540,380	—
Transamerica Mid Cap Growth	80,176,147	—	—	—	(27,069,373)	53,106,774	7,938,232	—	—
Transamerica Mid Cap Value Opportunities	65,533,700	—	(8,862,634)	999,545	(5,139,023)	52,531,588	4,771,261	—	—
Transamerica Morgan Stanley Capital Growth VP	226,765,100	—	(75,315,570)	(22,518,855)	(96,483,655)	32,447,020	2,560,933	—	—
Transamerica PIMCO Total Return VP	48,850,099	—	—	—	(5,511,067)	43,339,032	4,408,854	—	—
Transamerica Small Cap Value	156,197,605	—	(16,016,388)	(2,484,201)	(19,514,414)	118,182,602	18,818,886	—	—
Transamerica T. Rowe Price Small Cap VP	48,929,626	—	(44,314,884)	2,842,785	(7,080,449)	377,078	27,011	—	—
Transamerica Unconstrained Bond	353,870,970	4,903,674	(96,813,290)	(11,715,540)	(16,239,755)	234,006,059	26,381,743	4,903,673	—
Transamerica WMC US Growth VP	222,574,492	—	(9,633,948)	2,816,626	(65,954,508)	149,802,662	4,676,949	—	—

Total	$4,755,605,931	$129,732,134	$(657,715,270)	$(17,539,298)	$(907,514,700)	$3,302,568,797	289,429,709	$17,379,935	$—

(E)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security is $89,573,112.
(F)	Rate disclosed reflects the yield at June 30, 2022.
(G)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2022. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(H)	Derivative instruments are valued at unrealized appreciation (depreciation).
(I)	Percentage rounds to less than 0.1% or (0.1)%.

CURRENCY ABBREVIATION:

CAD	Canadian Dollar

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

PORTFOLIO ABBREVIATIONS:

DJ	Dow Jones
EAFE	Europe, Australasia and Far East
TSX	Toronto Stock Exchange

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2022

(unaudited)

Assets:
Affiliated investments, at value (cost $3,660,978,910)	$3,302,568,797
Unaffiliated investments, at value (cost $90,879,778)	90,162,609
Repurchase agreement, at value (cost $391,463,017)	391,463,017
Receivables and other assets:
Shares of beneficial interest sold	386,659
Dividends	1,906,116
Interest	51,496
Variation margin receivable on futures contracts	11,427,132
Prepaid expenses	17,180

Total assets	3,797,983,006

Liabilities:
Payables and other liabilities:
Investments purchased	1,906,116
Shares of beneficial interest redeemed	1,152,026
Investment management fees	392,228
Distribution and service fees	625,956
Transfer agent costs	10,056
Trustees, CCO and deferred compensation fees	60,292
Audit and tax fees	31,122
Custody fees	10,463
Legal fees	35,991
Printing and shareholder reports fees	227,910
Other accrued expenses	55,251

Total liabilities	4,507,411

Net assets	$3,793,475,595

Net assets consist of:
Capital stock ($0.01 par value)	$3,220,753
Additional paid-in capital	3,316,521,935
Total distributable earnings (accumulated losses)	473,732,907

Net assets	$3,793,475,595

Net assets by class:
Initial Class	$828,879,822
Service Class	2,964,595,773

Shares outstanding:
Initial Class	69,314,820
Service Class	252,760,458

Net asset value and offering price per share:
Initial Class	$11.96
Service Class	11.73

STATEMENT OF OPERATIONS

For the period ended June 30, 2022

(unaudited)

Investment Income:
Dividend income from affiliated investments	$17,379,935
Interest income from unaffiliated investments	355,623

Total investment income	17,735,558

Expenses:
Investment management fees	2,618,507
Distribution and service fees:
Service Class	4,188,841
Transfer agent costs	25,025
Trustees, CCO and deferred compensation fees	76,877
Audit and tax fees	37,983
Custody fees	44,235
Legal fees	132,676
Printing and shareholder reports fees	93,275
Other	155,320

Total expenses	7,372,739

Net investment income (loss)	10,362,819

Net realized gain (loss) on:
Affiliated investments	(17,539,298)
Unaffiliated investments	189,042
Futures contracts	105,097,743

Net realized gain (loss)	87,747,487

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	(907,514,700)
Unaffiliated investments	(711,261)
Futures contracts	(15,231,123)
Translation of assets and liabilities denominated in foreign currencies	2,542

Net change in unrealized appreciation (depreciation)	(923,454,542)

Net realized and change in unrealized gain (loss)	(835,707,055)

Net increase (decrease) in net assets resulting from operations	$(825,344,236)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2022 (unaudited)	December 31, 2021
From operations:
Net investment income (loss)	$10,362,819	$205,622,820
Net realized gain (loss)	87,747,487	561,084,876
Net change in unrealized appreciation (depreciation)	(923,454,542)	(120,615,698)

Net increase (decrease) in net assets resulting from operations	(825,344,236)	646,091,998

Dividends and/or distributions to shareholders:
Initial Class	—	(50,910,986)
Service Class	—	(173,500,824)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(224,411,810)

Capital share transactions:
Proceeds from shares sold:
Initial Class	7,911,260	21,161,192
Service Class	17,068,861	18,197,111

	24,980,121	39,358,303

Dividends and/or distributions reinvested:
Initial Class	—	50,910,986
Service Class	—	173,500,824

	—	224,411,810

Cost of shares redeemed:
Initial Class	(49,869,369)	(182,121,773)
Service Class	(238,921,922)	(546,435,481)

	(288,791,291)	(728,557,254)

Net increase (decrease) in net assets resulting from capital share transactions	(263,811,170)	(464,787,141)

Net increase (decrease) in net assets	(1,089,155,406)	(43,106,953)

Net assets:
Beginning of period/year	4,882,631,001	4,925,737,954

End of period/year	$3,793,475,595	$4,882,631,001

Capital share transactions - shares:
Shares issued:
Initial Class	599,958	1,486,866
Service Class	1,378,218	1,330,130

	1,978,176	2,816,996

Shares reinvested:
Initial Class	—	3,582,758
Service Class	—	12,419,529

	—	16,002,287

Shares redeemed:
Initial Class	(3,761,353)	(12,803,219)
Service Class	(18,486,709)	(39,149,515)

	(22,248,062)	(51,952,734)

Net increase (decrease) in shares outstanding:
Initial Class	(3,161,395)	(7,733,595)
Service Class	(17,108,491)	(25,399,856)

	(20,269,886)	(33,133,451)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2022 (unaudited)		December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018		December 31, 2017
Net asset value, beginning of period/year	$14.47		$13.30	$12.44	$11.61	$13.44		$11.82

Investment operations:
Net investment income (loss) (A)	0.04		0.61	0.29	0.24	0.27		0.25
Net realized and unrealized gain (loss)	(2.55)		1.23	1.46	1.96	(1.14)		2.04

Total investment operations	(2.51)		1.84	1.75	2.20	(0.87)		2.29

Dividends and/or distributions to shareholders:
Net investment income	—		(0.31)	(0.25)	(0.28)	(0.25)		(0.23)
Net realized gains	—		(0.36)	(0.64)	(1.09)	(0.71)		(0.44)

Total dividends and/or distributions to shareholders	—		(0.67)	(0.89)	(1.37)	(0.96)		(0.67)

Net asset value, end of period/year	$11.96		$14.47	$13.30	$12.44	$11.61		$13.44

Total return	(17.35	)%(B)	13.95%	15.07%	20.01%	(7.07)%		19.77%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$828,880		$1,048,517	$1,066,427	$998,736	$901,440		$1,052,378
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.15	%(D)	0.15%	0.15%	0.14%	0.15%		0.14%
Including waiver and/or reimbursement and recapture	0.15	%(D)	0.15%	0.15%	0.14%	0.15	%(E)	0.14	%(E)
Net investment income (loss) to average net assets	0.68	%(D)	4.26%	2.44%	1.99%	2.03%		1.93%
Portfolio turnover rate	5	%(B)	21%	28%	10%	18%		4%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Portfolio invests.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2022 (unaudited)		December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018		December 31, 2017
Net asset value, beginning of period/year	$14.21		$13.07	$12.25	$11.44	$13.26		$11.67

Investment operations:
Net investment income (loss) (A)	0.03		0.57	0.26	0.21	0.23		0.21
Net realized and unrealized gain (loss)	(2.51)		1.21	1.42	1.94	(1.12)		2.02

Total investment operations	(2.48)		1.78	1.68	2.15	(0.89)		2.23

Dividends and/or distributions to shareholders:
Net investment income	—		(0.28)	(0.22)	(0.25)	(0.22)		(0.20)
Net realized gains	—		(0.36)	(0.64)	(1.09)	(0.71)		(0.44)

Total dividends and/or distributions to shareholders	—		(0.64)	(0.86)	(1.34)	(0.93)		(0.64)

Net asset value, end of period/year	$11.73		$14.21	$13.07	$12.25	$11.44		$13.26

Total return	(17.45	)%(B)	13.70%	14.66%	19.79%	(7.32)%		19.49%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$2,964,596		$3,834,114	$3,859,311	$3,804,109	$3,611,548		$4,331,182
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.40	%(D)	0.40%	0.40%	0.39%	0.40%		0.39%
Including waiver and/or reimbursement and recapture	0.40	%(D)	0.40%	0.40%	0.39%	0.40	%(E)	0.39	%(E)
Net investment income (loss) to average net assets	0.43	%(D)	4.05%	2.17%	1.72%	1.77%		1.69%
Portfolio turnover rate	5	%(B)	21%	28%	10%	18%		4%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Portfolio invests.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2022

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica JPMorgan Asset Allocation – Moderate Growth VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

1. ORGANIZATION (continued)

period ended June 30, 2022, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

3. INVESTMENT VALUATION (continued)

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. SECURITIES AND OTHER INVESTMENTS

Restricted securities: The Portfolio may invest in unregulated restricted securities. Restricted securities are subject to legal or contractual restrictions on resale. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933.

Restricted securities held at June 30, 2022, if any, are identified within the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2022, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2022.

Repurchase agreements at June 30, 2022, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2022, if any, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2022.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$2,058,663	$—	$1,107,407	$—	$—	$3,166,070
Total	$2,058,663	$—	$1,107,407	$—	$—	$3,166,070

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$(7,332,596)	$(1,246,420)	$(10,249,119)	$—	$—	$(18,828,135)
Total	$(7,332,596)	$(1,246,420)	$(10,249,119)	$—	$—	$(18,828,135)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the location and the effect of derivative investments, if any, within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2022.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$12,023,944	$836,203	$92,237,596	$—	$—	$105,097,743
Total	$12,023,944	$836,203	$92,237,596	$—	$—	$105,097,743

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$(1,790,764)	$(754,521)	$(12,685,838)	$—	$—	$(15,231,123)
Total	$(1,790,764)	$(754,521)	$(12,685,838)	$—	$—	$(15,231,123)

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2022.

Futures contracts:
Average notional value of contracts – long	$866,918,488
Average notional value of contracts – short	(1,832,393,564)

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to pledge collateral on derivatives to a counterparty if the Portfolio is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Portfolio to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Portfolio from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments.

Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.

To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. Additionally, to the extent the Portfolio has delivered collateral to a counterparty, the Portfolio bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.

7. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities and other assets may go up or down, sometimes sharply and unpredictably, due to general market conditions, overall economic trends or events, inflation, changes in interest rates, government actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by wars, tariffs, trade disputes or other factors, political developments, investor sentiment, the global and domestic effects of a pandemic or other health emergency, and other factors that may or may not be related to the issuer of the security or other asset. The market prices of securities

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

7. RISK FACTORS (continued)

and other assets also may go down due to events or conditions that affect particular sectors, industries, issuers, or geographies. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets. If the value of the Portfolio’s securities and assets fall, the value of your investment will go down. The Portfolio may experience a substantial or complete loss on any individual security or asset.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, the imposition of economic sanctions, public health events (such as the spread of infectious disease), wars, terrorism, cybersecurity events, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. In the past decade, financial markets throughout the world have experienced increased volatility and decreased liquidity. These conditions may continue or worsen. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down. Securities markets may also be susceptible to market manipulation or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or adversely affect the value of securities traded in these markets, including the Portfolio’s securities.

The pandemic of the novel coronavirus respiratory disease designated COVID-19 has resulted in economic downturns throughout the world, severe losses, particularly to some sectors of the economy and individual issuers, and reduced liquidity of many instruments. There also have been significant disruptions to business operations, including business closures; strained healthcare systems; disruptions to supply chains and employee availability; large fluctuations in consumer demand; and widespread uncertainty regarding the duration and long-term effects of the pandemic. Economic downturns may be prolonged, and political and social instability, continued volatility and decreased liquidity in the securities markets may result. Developing or emerging market countries may be more impacted by the pandemic.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. These and other government intervention into the economy and financial markets may not work as intended. In addition, government actions to mitigate the economic impact of the pandemic have resulted in large expansion of government deficits and debt, the long-term consequences of which are not known. Rates of inflation have recently risen, which could adversely affect economies and markets. The pandemic could continue to adversely affect the value and liquidity of the Portfolio’s investments.

Europe: A number of countries in Europe have experienced severe economic and financial difficulties; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen or spread within or outside Europe. Responses to the financial problems by European governments, central banks and others may not work, may result in conflicts and social unrest and may limit future growth and economic recovery or have other unintended consequences. In January, 2020, through “Brexit,” the United Kingdom withdrew from the European Union. The ramifications of Brexit are unknown, and the implications of possible political, regulatory, economic, and market outcomes could be significant. The United Kingdom has one of the largest economies in Europe and is a major trading partner with European Union countries and the United States. Brexit may create additional and substantial economic stresses for the United Kingdom, including a contraction of the United Kingdom’s economy, decreased trade, capital outflows, devaluation of the British pound, and a decrease in business and consumer spending and investment. The negative impact on not only the United Kingdom and European Union economies but also the broader global economy could be significant. A number of countries in Europe have suffered terror attacks, and additional attacks may occur in the future. Europe has also been struggling with mass migration from the Middle East, Eastern Europe and Africa. The ultimate effects of these events and other socio-political or geopolitical issues could profoundly affect global economies and markets. Whether or not the Portfolio invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of the Portfolio’s investments.

Additional Market Disruption: Russia’s invasion of Ukraine in February, 2022, the resulting responses by the United States and other countries, and the potential for wider conflict, have increased and may continue to increase volatility and uncertainty in financial markets worldwide. The United States and other countries have imposed broad-ranging economic sanctions on Russia and Russian entities and individuals, and may impose additional sanctions, including on other countries that provide military or economic support to Russia. These sanctions, among other things, restrict companies from doing business with Russia and Russian issuers, and may adversely affect companies with economic or financial exposure to Russia and Russian issuers. The extent and duration of Russia’s military actions and the repercussions of such actions are not known. The invasion may widen beyond Ukraine and may escalate, including through retaliatory actions and cyberattacks by Russia and even other countries. These events may result in further and significant market disruptions and may adversely affect regional and global economies including those of Europe and the United States. Certain

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

7. RISK FACTORS (continued)

industries and markets, such as those involving oil, natural gas and other commodities, as well as global supply chains, may be particularly adversely affected. Whether or not the Portfolio invests in securities of issuers located in Russia, Ukraine and adjacent countries or with significant exposure to issuers in these countries, these events could negatively affect the value and liquidity of the Portfolio’s investments.

Asset allocation risk: The Portfolio’s investment performance is significantly impacted by the Portfolio’s asset allocation and reallocation from time to time. The sub-adviser’s decisions whether and when to tactically overweight or underweight asset classes, create and apply formulas for de-risking or ending de-risking and select a mix of underlying portfolios may not produce the desired results. These actions may be unsuccessful in maximizing return and/or avoiding investment losses. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying portfolio or other issuer is incorrect. The sub-adviser may favor an asset class that performs poorly relative to other asset classes. The available underlying portfolios selected by the sub-adviser may underperform the market or similar portfolios.

Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The value of equity securities fluctuates based on real or perceived changes in a company’s financial condition, factors affecting a particular industry or industries, and overall market, economic and political conditions. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.

8. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee, CCO and deferred compensation fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints	Rate
First $10 billion	0.1225%
Over $10 billion	0.1025

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net assets. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.25%	May 1, 2023
Service Class	0.50	May 1, 2023

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2022 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2022, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2023. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Technology Holdings, Inc (“SS&C”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C related to applicable sub-transfer agency services. For the period ended June 30, 2022, (i) the expenses paid to SS&C by the Portfolio are referred to as Transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C by the Portfolio are referred to as Transfer agent costs within the Statement of Assets and Liabilities.

Deferred compensation plan: Effective September 23, 2021, the Board has approved the termination of the deferred compensation plan. Payments will be made to applicable current and former Board members consistent with Section 409A of the Code. Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2022, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2022.

9. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2022, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 112,352,200	$ 97,723,680	$ 657,715,270	$ 113,953,670

10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2022, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 4,143,321,705	$ 62,351,330	$ (437,140,677)	$ (374,789,347)

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 15-16, 2022, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica JPMorgan Asset Allocation – Moderate Growth VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and J.P. Morgan Investment Management, Inc. (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2023.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2021. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 5-year period, in line with the median for the past 1- and 3-year periods and below the median for the past 10-year period. The Board also noted that the performance of Service Class Shares of the Portfolio was below its primary benchmark for the past 1-, 3-, 5- and 10-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on July 1, 2016 pursuant to its current investment strategies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Asset Allocation – Moderate VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2022, and held for the entire six-month period until June 30, 2022.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period (B)	Ending Account Value June 30, 2022	Expenses Paid During Period (B)	Net Annualized Expense Ratio (C)
Initial Class	$1,000.00	$850.70	$0.69	$1,024.10	$0.75	0.15%
Service Class	1,000.00	849.60	1.83	1,022.80	2.01	0.40

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Net annualized expense ratios, as disclosed in the table, do not include the expenses of the underlying investments in which the Portfolio invests. The net annualized expense ratios, as stated in the fee table of the Portfolio’s Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2022

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Equity Funds	31.3%
U.S. Fixed Income Funds	21.3
International Equity Funds	17.8
Repurchase Agreement	12.1
International Alternative Funds	6.0
U.S. Alternative Fund	4.4
U.S. Mixed Allocation Fund	4.3
U.S. Government Obligation	2.4
Net Other Assets (Liabilities) ^	0.4
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

^

The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Asset Allocation – Moderate VP

SCHEDULE OF INVESTMENTS

At June 30, 2022

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 85.1%
International Alternative Funds - 6.0%
Transamerica Global Allocation Liquidating Trust (A) (B) (C) (D)	6,235	$14,043
Transamerica Unconstrained Bond (C)	38,798,925	344,146,462

		344,160,505

International Equity Funds - 17.8%
Transamerica Emerging Markets Opportunities (C)	45,466,021	366,456,131
Transamerica International Equity (C)	15,563,661	267,383,699
Transamerica International Focus (C)	37,873,374	276,854,361
Transamerica International Small Cap Value (C)	9,027,421	106,613,844

		1,017,308,035

U.S. Alternative Fund - 4.4%
Transamerica BlackRock Global Real Estate Securities VP (C)	24,591,505	250,341,525

U.S. Equity Funds - 31.3%
Transamerica Janus Mid-Cap Growth VP (C)	996,865	35,269,094
Transamerica JPMorgan Enhanced Index VP (C)	26,970,498	597,396,537
Transamerica JPMorgan Mid Cap Value VP (C)	3,923,304	67,166,960
Transamerica Large Cap Value (C)	44,012,787	536,075,750
Transamerica Mid Cap Growth (C)	12,164,962	81,383,596
Transamerica Mid Cap Value Opportunities (C)	7,308,126	80,462,469
Transamerica Morgan Stanley Capital Growth VP (C)	3,890,754	49,295,854
Transamerica Small Cap Value (C)	21,209,735	133,197,138
Transamerica T. Rowe Price Small Cap VP (C)	22,599	315,481
Transamerica WMC US Growth VP (C)	6,571,035	210,470,256

		1,791,033,135

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds - 21.3%
Transamerica Core Bond (C)	57,430,090	$ 509,404,900
Transamerica Floating Rate (C)	12,592,252	111,441,432
Transamerica High Yield Bond (C)	13,496,119	104,864,843
Transamerica Intermediate Muni (C)	55,129,700	495,616,006

		1,221,327,181

U.S. Mixed Allocation Fund - 4.3%
Transamerica PIMCO Total Return VP (C)	24,986,091	245,613,271

Total Investment Companies (Cost $5,394,556,697)		4,869,783,652

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 2.4%
U.S. Treasury - 2.4%
U.S. Treasury Note 0.13%, 01/31/2023 (E)	$141,337,800	139,328,153

Total U.S. Government Obligation (Cost $140,395,630)		139,328,153

REPURCHASE AGREEMENT - 12.1%
Fixed Income Clearing Corp., 0.35% (F), dated 06/30/2022, to be repurchased at $693,352,768 on 07/01/2022. Collateralized by a U.S. Government Obligation, 3.00%, due 06/30/2024, and with a value of $707,212,962.	693,346,027	693,346,027

Total Repurchase Agreement (Cost $693,346,027)		693,346,027

Total Investments (Cost $6,228,298,354)		5,702,457,832
Net Other Assets (Liabilities) - 0.4%		20,064,459

Net Assets - 100.0%		$5,722,522,291

FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Note	2,185	09/30/2022	$246,055,854	$245,266,250	$—	$(789,604)
10-Year U.S. Treasury Note	2,063	09/21/2022	247,336,231	244,529,969	—	(2,806,262)
30-Year U.S. Treasury Bond	1,217	09/21/2022	169,612,483	168,706,625	—	(905,858)
CAD Currency	997	09/20/2022	78,804,549	77,466,900	—	(1,337,649)
S&P/TSX 60 Index	375	09/15/2022	68,934,667	66,568,909	—	(2,365,758)
U.S. Treasury Ultra Bond	1,326	09/21/2022	210,025,715	204,659,813	—	(5,365,902)

Total					$—	$(13,571,033)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Asset Allocation – Moderate VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

FUTURES CONTRACTS (continued):

Short Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year Japan Government Bond	(1,087)	09/12/2022	$(1,187,809,547)	$(1,190,588,665)	$—	$(2,779,118)
DJ U.S. Real Estate Index	(3,671)	09/16/2022	(124,814,000)	(131,017,990)	—	(6,203,990)
E-Mini Russell 2000® Index	(3,916)	09/16/2022	(335,903,308)	(334,426,400)	1,476,908	—
German Euro Bund	(1,005)	09/08/2022	(159,767,800)	(156,693,571)	3,074,229	—
MSCI EAFE Index	(5,629)	09/16/2022	(519,552,243)	(522,540,070)	—	(2,987,827)
MSCI Emerging Markets Index	(5,001)	09/16/2022	(250,652,103)	(250,725,135)	—	(73,032)
S&P 500® E-Mini Index	(2,242)	09/16/2022	(420,816,006)	(424,802,950)	—	(3,986,944)

Total					$4,551,137	$(16,030,911)

Total Futures Contracts					$4,551,137	$(29,601,944)

INVESTMENT VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$4,869,769,609	$—	$—	$4,869,769,609
U.S. Government Obligation	—	139,328,153	—	139,328,153
Repurchase Agreement	—	693,346,027	—	693,346,027

Total	$4,869,769,609	$832,674,180	$—	$5,702,443,789

Investment Companies Measured at Net Asset Value (D)				14,043

Total Investments				$5,702,457,832

Other Financial Instruments
Futures Contracts (H)	$4,551,137	$—	$—	$4,551,137

Total Other Financial Instruments	$4,551,137	$—	$—	$4,551,137

LIABILITIES
Other Financial Instruments
Futures Contracts (H)	$(29,601,944)	$—	$—	$(29,601,944)

Total Other Financial Instruments	$(29,601,944)	$—	$—	$(29,601,944)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	Restricted security. At June 30, 2022, the value of such security held by the Portfolio is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$64,152	$14,043	0.0	%(I)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Asset Allocation – Moderate VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(C)	Affiliated investment in the Class I2 shares of Transamerica Funds, and a liquidating trust of a former Transamerica Fund and/or affiliated investment in the Initial Class shares of Transamerica Series Trust. The Portfolio’s transactions and earnings are as follows:

Affiliated Investments	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value June 30, 2022	Shares as of June 30, 2022	Dividend Income	Net Capital Gain Distributions
Transamerica BlackRock Global Real Estate Securities VP	$405,235,112	$—	$(66,429,417)	$(12,078,388)	$(76,385,782)	$250,341,525	24,591,505	$—	$—
Transamerica Core Bond	363,931,147	208,626,097	(7,000,000)	(1,258,961)	(54,893,383)	509,404,900	57,430,090	5,803,298	—
Transamerica Emerging Markets Opportunities	462,389,436	—	—	—	(95,933,305)	366,456,131	45,466,021	—	—
Transamerica Floating Rate	146,925,641	2,511,072	(28,416,480)	(1,688,969)	(7,889,832)	111,441,432	12,592,252	2,511,072	—
Transamerica Global Allocation Liquidating Trust	14,357	—	—	—	(314)	14,043	6,235	—	—
Transamerica High Yield Bond	364,841,417	8,029,432	(212,664,000)	(30,598,271)	(24,743,735)	104,864,843	13,496,119	8,029,432	—
Transamerica Intermediate Muni	589,685,257	6,365,366	(34,081,120)	(3,314,374)	(63,039,123)	495,616,006	55,129,700	6,365,366	—
Transamerica International Equity	352,849,873	—	(24,602,795)	6,176,244	(67,039,623)	267,383,699	15,563,661	—	—
Transamerica International Focus	388,607,494	—	(19,566,434)	3,799,147	(95,985,846)	276,854,361	37,873,374	—	—
Transamerica International Small Cap Value	140,556,947	—	—	—	(33,943,103)	106,613,844	9,027,421	—	—
Transamerica Janus Mid-Cap Growth VP	190,620,243	—	(135,698,100)	7,200,841	(26,853,890)	35,269,094	996,865	—	—
Transamerica JPMorgan Enhanced Index VP	774,352,302	—	(26,824,958)	8,924,461	(159,055,268)	597,396,537	26,970,498	—	—
Transamerica JPMorgan Mid Cap Value VP	77,446,016	—	—	—	(10,279,056)	67,166,960	3,923,304	—	—
Transamerica Large Cap Value	711,873,664	3,509,224	(92,138,308)	18,087,684	(105,256,514)	536,075,750	44,012,787	3,509,224	—
Transamerica Mid Cap Growth	122,866,117	—	—	—	(41,482,521)	81,383,596	12,164,962	—	—
Transamerica Mid Cap Value Opportunities	96,564,278	—	(9,638,124)	1,000,413	(7,464,098)	80,462,469	7,308,126	—	—
Transamerica Morgan Stanley Capital Growth VP	323,191,571	—	(108,319,725)	(36,725,289)	(128,850,703)	49,295,854	3,890,754	—	—
Transamerica PIMCO Total Return VP	317,753,213	—	(38,529,370)	(3,411,718)	(30,198,854)	245,613,271	24,986,091	—	—
Transamerica Small Cap Value	175,064,085	—	(16,981,821)	(6,052,060)	(18,833,066)	133,197,138	21,209,735	—	—
Transamerica T. Rowe Price Small Cap VP	19,288,344	—	(17,256,588)	618,027	(2,334,302)	315,481	22,599	—	—
Transamerica Unconstrained Bond	639,653,825	8,790,856	(254,180,880)	(26,002,098)	(24,115,241)	344,146,462	38,798,925	8,790,856	—
Transamerica WMC US Growth VP	313,067,834	—	(13,149,178)	2,379,857	(91,828,257)	210,470,256	6,571,035	—	—

Total	$6,976,778,173	$237,832,047	$(1,105,477,298)	$(72,943,454)	$(1,166,405,816)	$4,869,783,652	462,032,059	$35,009,248	$—

(D)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.
(E)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security is $138,430,106.
(F)	Rate disclosed reflects the yield at June 30, 2022.
(G)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2022. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(H)	Derivative instruments are valued at unrealized appreciation (depreciation).
(I)	Percentage rounds to less than 0.1% or (0.1)%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Asset Allocation – Moderate VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

CURRENCY ABBREVIATIONS:

CAD	Canadian Dollar
EUR	Euro

PORTFOLIO ABBREVIATIONS:

DJ	Dow Jones
EAFE	Europe, Australasia and Far East
TSX	Toronto Stock Exchange

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Asset Allocation – Moderate VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2022

(unaudited)

Assets:
Affiliated investments, at value (cost $5,394,556,697)	$4,869,783,652
Unaffiliated investments, at value (cost $140,395,630)	139,328,153
Repurchase agreement, at value (cost $693,346,027)	693,346,027
Receivables and other assets:
Shares of beneficial interest sold	46,741
Dividends	2,682,365
Interest	80,436
Variation margin receivable on futures contracts	23,199,492
Prepaid expenses	25,320

Total assets	5,728,492,186

Liabilities:
Payables and other liabilities:
Investments purchased	2,682,365
Shares of beneficial interest redeemed	1,046,793
Investment management fees	586,607
Distribution and service fees	1,106,834
Transfer agent costs	14,654
Trustees, CCO and deferred compensation fees	84,859
Audit and tax fees	42,917
Custody fees	18,678
Legal fees	51,186
Printing and shareholder reports fees	256,621
Other accrued expenses	78,381

Total liabilities	5,969,895

Net assets	$5,722,522,291

Net assets consist of:
Capital stock ($0.01 par value)	$5,009,959
Additional paid-in capital	5,238,641,266
Total distributable earnings (accumulated losses)	478,871,066

Net assets	$5,722,522,291

Net assets by class:
Initial Class	$431,793,638
Service Class	5,290,728,653

Shares outstanding:
Initial Class	37,164,466
Service Class	463,831,463

Net asset value and offering price per share:
Initial Class	$11.62
Service Class	11.41

STATEMENT OF OPERATIONS

For the period ended June 30, 2022

(unaudited)

Investment Income:
Dividend income from affiliated investments	$35,009,248
Interest income from unaffiliated investments	406,234
Net income from securities lending	153,640

Total investment income	35,569,122

Expenses:
Investment management fees	3,871,885
Distribution and service fees:
Service Class	7,306,870
Transfer agent costs	36,711
Trustees, CCO and deferred compensation fees	112,854
Audit and tax fees	50,299
Custody fees	56,827
Legal fees	193,728
Printing and shareholder reports fees	117,763
Other	223,679

Total expenses	11,970,616

Net investment income (loss)	23,598,506

Net realized gain (loss) on:
Affiliated investments	(72,943,454)
Unaffiliated investments	55,560
Futures contracts	185,664,387

Net realized gain (loss)	112,776,493

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	(1,166,405,816)
Unaffiliated investments	(1,058,898)
Futures contracts	(14,869,230)
Translation of assets and liabilities denominated in foreign currencies	13,588

Net change in unrealized appreciation (depreciation)	(1,182,320,356)

Net realized and change in unrealized gain (loss)	(1,069,543,863)

Net increase (decrease) in net assets resulting from operations	$(1,045,945,357)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Asset Allocation – Moderate VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2022 (unaudited)	December 31, 2021
From operations:
Net investment income (loss)	$23,598,506	$298,905,611
Net realized gain (loss)	112,776,493	596,803,905
Net change in unrealized appreciation (depreciation)	(1,182,320,356)	(268,365,563)

Net increase (decrease) in net assets resulting from operations	(1,045,945,357)	627,343,953

Dividends and/or distributions to shareholders:
Initial Class	—	(14,949,345)
Service Class	—	(157,241,078)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(172,190,423)

Capital share transactions:
Proceeds from shares sold:
Initial Class	6,004,758	15,126,605
Service Class	5,052,969	48,104,340

	11,057,727	63,230,945

Dividends and/or distributions reinvested:
Initial Class	—	14,949,345
Service Class	—	157,241,078

	—	172,190,423

Cost of shares redeemed:
Initial Class	(34,983,907)	(121,428,148)
Service Class	(330,756,520)	(678,139,658)

	(365,740,427)	(799,567,806)

Net increase (decrease) in net assets resulting from capital share transactions	(354,682,700)	(564,146,438)

Net increase (decrease) in net assets	(1,400,628,057)	(108,992,908)

Net assets:
Beginning of period/year	7,123,150,348	7,232,143,256

End of period/year	$5,722,522,291	$7,123,150,348

Capital share transactions - shares:
Shares issued:
Initial Class	473,673	1,132,721
Service Class	406,563	3,673,569

	880,236	4,806,290

Shares reinvested:
Initial Class	—	1,101,647
Service Class	—	11,778,358

	—	12,880,005

Shares redeemed:
Initial Class	(2,757,244)	(8,996,399)
Service Class	(26,763,017)	(51,187,009)

	(29,520,261)	(60,183,408)

Net increase (decrease) in shares outstanding:
Initial Class	(2,283,571)	(6,762,031)
Service Class	(26,356,454)	(35,735,082)

	(28,640,025)	(42,497,113)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Asset Allocation – Moderate VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2022 (unaudited)		December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018		December 31, 2017
Net asset value, beginning of period/year	$13.66		$12.83	$12.02	$11.18	$12.62		$11.30

Investment operations:
Net investment income (loss) (A)	0.06		0.56	0.25	0.26	0.27		0.22
Net realized and unrealized gain (loss)	(2.10)		0.62	1.20	1.54	(0.88)		1.61

Total investment operations	(2.04)		1.18	1.45	1.80	(0.61)		1.83

Dividends and/or distributions to shareholders:
Net investment income	—		(0.26)	(0.27)	(0.27)	(0.22)		(0.23)
Net realized gains	—		(0.09)	(0.37)	(0.69)	(0.61)		(0.28)

Total dividends and/or distributions to shareholders	—		(0.35)	(0.64)	(0.96)	(0.83)		(0.51)

Net asset value, end of period/year	$11.62		$13.66	$12.83	$12.02	$11.18		$12.62

Total return	(14.93	)%(B)	9.18%	12.60%	16.42%	(5.13)%		16.47%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$431,794		$539,029	$593,022	$575,923	$548,520		$634,841
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.15	%(D)	0.14%	0.15%	0.14%	0.15%		0.14%
Including waiver and/or reimbursement and recapture	0.15	%(D)	0.14%	0.15%	0.14%	0.15	%(E)	0.14	%(E)
Net investment income (loss) to average net assets	0.98	%(D)	4.19%	2.12%	2.19%	2.20%		1.84%
Portfolio turnover rate	5	%(B)	18%	27%	11%	14%		3%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Portfolio invests.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2022 (unaudited)		December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018		December 31, 2017
Net asset value, beginning of period/year	$13.43		$12.62	$11.83	$11.03	$12.45		$11.16

Investment operations:
Net investment income (loss) (A)	0.04		0.54	0.22	0.23	0.24		0.19
Net realized and unrealized gain (loss)	(2.06)		0.59	1.18	1.50	(0.86)		1.58

Total investment operations	(2.02)		1.13	1.40	1.73	(0.62)		1.77

Dividends and/or distributions to shareholders:
Net investment income	—		(0.23)	(0.24)	(0.24)	(0.19)		(0.20)
Net realized gains	—		(0.09)	(0.37)	(0.69)	(0.61)		(0.28)

Total dividends and/or distributions to shareholders	—		(0.32)	(0.61)	(0.93)	(0.80)		(0.48)

Net asset value, end of period/year	$11.41		$13.43	$12.62	$11.83	$11.03		$12.45

Total return	(15.04	)%(B)	8.93%	12.28%	16.18%	(5.35)%		16.12%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$5,290,728		$6,584,121	$6,639,121	$6,148,828	$5,349,342		$5,755,070
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.40	%(D)	0.39%	0.40%	0.39%	0.40%		0.39%
Including waiver and/or reimbursement and recapture	0.40	%(D)	0.39%	0.40%	0.39%	0.40	%(E)	0.39	%(E)
Net investment income (loss) to average net assets	0.73	%(D)	4.07%	1.89%	1.97%	1.98%		1.60%
Portfolio turnover rate	5	%(B)	18%	27%	11%	14%		3%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Portfolio invests.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Asset Allocation – Moderate VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2022

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica JPMorgan Asset Allocation – Moderate VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Asset Allocation – Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

1. ORGANIZATION (continued)

period ended June 30, 2022, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Asset Allocation – Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

3. INVESTMENT VALUATION (continued)

determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. SECURITIES AND OTHER INVESTMENTS

Restricted securities: The Portfolio may invest in unregulated restricted securities. Restricted securities are subject to legal or contractual restrictions on resale. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933.

Restricted securities held at June 30, 2022, if any, are identified within the Schedule of Investments.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Asset Allocation – Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2022, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2022.

Repurchase agreements at June 30, 2022, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Asset Allocation – Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2022, if any, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2022.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$3,074,229	$—	$1,476,908	$—	$—	$4,551,137
Total	$3,074,229	$—	$1,476,908	$—	$—	$4,551,137

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$(12,646,744)	$(1,337,649)	$(15,617,551)	$—	$—	$(29,601,944)
Total	$(12,646,744)	$(1,337,649)	$(15,617,551)	$—	$—	$(29,601,944)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments, if any, within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2022.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$(716,738)	$686,857	$185,694,268	$—	$—	$185,664,387
Total	$(716,738)	$686,857	$185,694,268	$—	$—	$185,664,387

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$(6,014,391)	$(656,968)	$(8,197,871)	$—	$—	$(14,869,230)
Total	$(6,014,391)	$(656,968)	$(8,197,871)	$—	$—	$(14,869,230)

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Asset Allocation – Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2022.

Futures contracts:
Average notional value of contracts – long	$1,162,491,568
Average notional value of contracts – short	(2,656,073,861)

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to pledge collateral on derivatives to a counterparty if the Portfolio is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Portfolio to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Portfolio from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments.

Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.

To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. Additionally, to the extent the Portfolio has delivered collateral to a counterparty, the Portfolio bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.

7. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities and other assets may go up or down, sometimes sharply and unpredictably, due to general market conditions, overall economic trends or events, inflation, changes in interest rates, government actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by wars, tariffs, trade disputes or other factors, political developments, investor sentiment, the global and domestic effects of a pandemic or other health emergency, and other factors that may or may not be related to the issuer of the security or other asset. The market prices of securities and other assets also may go down due to events or conditions that affect particular sectors, industries, issuers, or geographies. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets. If the value of the Portfolio’s securities and assets fall, the value of your investment will go down. The Portfolio may experience a substantial or complete loss on any individual security or asset.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, the imposition of economic sanctions, public health events (such as the spread of infectious disease), wars, terrorism, cybersecurity events, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. In the past decade, financial markets throughout the world have experienced increased volatility and decreased liquidity. These conditions may continue or worsen. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down. Securities markets may also be susceptible to market manipulation or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or adversely affect the value of securities traded in these markets, including the Portfolio’s securities.

The pandemic of the novel coronavirus respiratory disease designated COVID-19 has resulted in economic downturns throughout the world, severe losses, particularly to some sectors of the economy and individual issuers, and reduced liquidity of many instruments. There also have been significant disruptions to business operations, including business closures; strained healthcare systems; disruptions to supply chains and employee availability; large fluctuations in consumer demand; and widespread uncertainty regarding

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Asset Allocation – Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

7. RISK FACTORS (continued)

the duration and long-term effects of the pandemic. Economic downturns may be prolonged, and political and social instability, continued volatility and decreased liquidity in the securities markets may result. Developing or emerging market countries may be more impacted by the pandemic.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. These and other government intervention into the economy and financial markets may not work as intended. In addition, government actions to mitigate the economic impact of the pandemic have resulted in large expansion of government deficits and debt, the long-term consequences of which are not known. Rates of inflation have recently risen, which could adversely affect economies and markets. The pandemic could continue to adversely affect the value and liquidity of the Portfolio’s investments.

Europe: A number of countries in Europe have experienced severe economic and financial difficulties; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen or spread within or outside Europe. Responses to the financial problems by European governments, central banks and others may not work, may result in conflicts and social unrest and may limit future growth and economic recovery or have other unintended consequences. In January, 2020, through “Brexit,” the United Kingdom withdrew from the European Union. The ramifications of Brexit are unknown, and the implications of possible political, regulatory, economic, and market outcomes could be significant. The United Kingdom has one of the largest economies in Europe and is a major trading partner with European Union countries and the United States. Brexit may create additional and substantial economic stresses for the United Kingdom, including a contraction of the United Kingdom’s economy, decreased trade, capital outflows, devaluation of the British pound, and a decrease in business and consumer spending and investment. The negative impact on not only the United Kingdom and European Union economies but also the broader global economy could be significant. A number of countries in Europe have suffered terror attacks, and additional attacks may occur in the future. Europe has also been struggling with mass migration from the Middle East, Eastern Europe and Africa. The ultimate effects of these events and other socio-political or geopolitical issues could profoundly affect global economies and markets. Whether or not the Portfolio invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of the Portfolio’s investments.

Additional Market Disruption: Russia’s invasion of Ukraine in February, 2022, the resulting responses by the United States and other countries, and the potential for wider conflict, have increased and may continue to increase volatility and uncertainty in financial markets worldwide. The United States and other countries have imposed broad-ranging economic sanctions on Russia and Russian entities and individuals, and may impose additional sanctions, including on other countries that provide military or economic support to Russia. These sanctions, among other things, restrict companies from doing business with Russia and Russian issuers, and may adversely affect companies with economic or financial exposure to Russia and Russian issuers. The extent and duration of Russia’s military actions and the repercussions of such actions are not known. The invasion may widen beyond Ukraine and may escalate, including through retaliatory actions and cyberattacks by Russia and even other countries. These events may result in further and significant market disruptions and may adversely affect regional and global economies including those of Europe and the United States. Certain industries and markets, such as those involving oil, natural gas and other commodities, as well as global supply chains, may be particularly adversely affected. Whether or not the Portfolio invests in securities of issuers located in Russia, Ukraine and adjacent countries or with significant exposure to issuers in these countries, these events could negatively affect the value and liquidity of the Portfolio’s investments.

Asset allocation risk: The Portfolio’s investment performance is significantly impacted by the Portfolio’s asset allocation and reallocation from time to time. The sub-adviser’s decisions whether and when to tactically overweight or underweight asset classes, create and apply formulas for de-risking or ending de-risking and select a mix of underlying portfolios may not produce the desired results. These actions may be unsuccessful in maximizing return and/or avoiding investment losses. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying portfolio or other issuer is incorrect. The sub-adviser may favor an asset class that performs poorly relative to other asset classes. The available underlying portfolios selected by the sub-adviser may underperform the market or similar portfolios.

Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The value of equity securities fluctuates based on real or perceived changes in a company’s financial condition, factors affecting a particular industry or industries, and overall market, economic and political conditions. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Asset Allocation – Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee, CCO and deferred compensation fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints	Rate
First $10 billion	0.1225%
Over $10 billion	0.1025

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net assets. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.25%	May 1, 2023
Service Class	0.50	May 1, 2023

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2022 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2022, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Asset Allocation – Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2023. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Technology Holdings, Inc (“SS&C”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C related to applicable sub-transfer agency services. For the period ended June 30, 2022, (i) the expenses paid to SS&C by the Portfolio are referred to as Transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C by the Portfolio are referred to as Transfer agent costs within the Statement of Assets and Liabilities.

Deferred compensation plan: Effective September 23, 2021, the Board has approved the termination of the deferred compensation plan. Payments will be made to applicable current and former Board members consistent with Section 409A of the Code. Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2022, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2022.

9. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2022, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 202,822,800	$ 135,574,293	$ 1,105,477,298	$ 126,551,349

10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Asset Allocation – Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)

unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2022, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 6,228,298,354	$ 96,242,523	$ (647,133,852)	$ (550,891,329)

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Asset Allocation – Moderate VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 15-16, 2022, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica JPMorgan Asset Allocation – Moderate VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and J.P. Morgan Investment Management, Inc. (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2023.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Asset Allocation – Moderate VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2021. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was in line with the median for its peer universe for the past 3- and 5-year periods and below the median for the past 1- and 10-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was below its primary benchmark for the past 1-, 3-, 5- and 10-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on July 1, 2016 pursuant to its current investment strategies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Asset Allocation – Moderate VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Core Bond VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2022, and held for the entire six-month period until June 30, 2022.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period (B)	Ending Account Value June 30, 2022	Expenses Paid During Period (B)	Net Annualized Expense Ratio
Initial Class	$1,000.00	$905.00	$2.46	$1,022.20	$2.61	0.52%
Service Class	1,000.00	903.80	3.63	1,021.00	3.86	0.77

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2022

(unaudited)

Asset Allocation	Percentage of Net Assets
Corporate Debt Securities	28.5%
U.S. Government Obligations	26.3
U.S. Government Agency Obligations	26.6
Asset-Backed Securities	9.5
Mortgage-Backed Securities	7.1
Other Investment Company	5.1
Repurchase Agreement	3.3
Foreign Government Obligations	1.0
Municipal Government Obligations	0.2
Net Other Assets (Liabilities)	(7.6)
Total	100.0%

Portfolio Characteristics	Years
Average Maturity §	8.17
Duration †	6.02

Credit Quality ‡	Percentage of Net Assets
U.S. Government and Agency Securities	52.9%
AAA	6.7
AA	3.1
A	9.6
BBB	20.3
BB	0.3
B	0.0 *
CCC and Below	0.0 *
Not Rated	14.7
Net Other Assets (Liabilities)	(7.6)
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

§	Average Maturity is computed by weighting the maturity of each security in the Portfolio by the market value of the security, then averaging these weighted figures.

†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

‡

Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Portfolio itself has not been rated by an independent agency.

*	Percentage rounds to less than 0.1% or (0.1)%.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS

At June 30, 2022

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 9.5%
Accelerated LLC Series 2021-1H, Class B, 1.90%, 10/20/2040 (A)	$532,114	$486,932
American Homes 4 Rent Trust
Series 2014-SFR2, Class A, 3.79%, 10/17/2036 (A)	432,141	429,790
Series 2014-SFR2, Class E, 6.23%, 10/17/2036 (A)	150,000	152,638
Series 2014-SFR3, Class E, 6.42%, 12/17/2036 (A)	175,000	179,185
Series 2015-SFR1, Class A, 3.47%, 04/17/2052 (A)	823,627	807,280
Series 2015-SFR1, Class D, 4.41%, 04/17/2052 (A)	1,200,000	1,186,111
Series 2015-SFR1, Class E, 5.64%, 04/17/2052 (A)	292,500	295,882
Series 2015-SFR2, Class D, 5.04%, 10/17/2052 (A)	700,000	698,491
Series 2015-SFR2, Class E, 6.07%, 10/17/2052 (A)	430,000	439,512
American Tower Trust #1 Series 2013, Class 2A, 3.07%, 03/15/2048 (A)	350,000	348,496
Business Jet Securities LLC
Series 2020-1A, Class A, 2.98%, 11/15/2035 (A)	601,660	551,961
Series 2021-1A, Class A, 2.16%, 04/15/2036 (A)	433,980	392,739
Camillo Trust Series 2016-SFR1, 5.00%, 12/05/2023	1,029,933	1,028,388
CarNow Auto Receivables Trust Series 2021-1A, Class A, 0.97%, 10/15/2024 (A)	169,466	169,065
Carvana Auto Receivables Trust
Series 2019-2A, Class C,
3.00%, 06/17/2024 (A)	209,764	209,785
Series 2019-3A, Class D,
3.04%, 04/15/2025 (A)	1,620,000	1,606,675
CFIN Issuer LLC Series 2022-RTL1, Class AA, 3.25%, 02/16/2026 (A)	1,000,000	984,500
Chase Funding Trust Series 2003-6, Class 1A7, 4.89% (B), 11/25/2034	17,975	17,420
Consumer Receivables Asset Investment Trust Series 2021-1, Class A1X, 3-Month LIBOR + 3.00%, 4.52% (B), 03/24/2023 (A)	1,323,619	1,313,350
Corevest American Finance Trust
Series 2019-1, Class B,
3.88%, 03/15/2052 (A)	690,000	673,028
Series 2019-3, Class A,
2.71%, 10/15/2052 (A)	509,655	490,993
Credit Acceptance Auto Loan Trust Series 2021-2A, Class A, 0.96%, 02/15/2030 (A)	870,000	833,055

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Credito Real USA Auto Receivables Trust Series 2021-1A, Class A, 1.35%, 02/16/2027 (A)	$ 229,112	$ 223,320
DataBank Issuer Series 2021-1A, Class A2, 2.06%, 02/27/2051 (A)	650,000	588,575
Diamond Resorts Owner Trust Series 2018-1, Class A, 3.70%, 01/21/2031 (A)	138,757	138,422
Diversified ABS Phase III LLC 4.88%, 04/28/2039 (C) (D)	1,340,460	1,300,246
Drive Auto Receivables Trust Series 2019-1, Class D, 4.09%, 06/15/2026	238,747	239,125
DT Auto Owner Trust
Series 2019-4A, Class C,
2.73%, 07/15/2025 (A)	523,290	523,056
Series 2021-2A, Class C,
1.10%, 02/16/2027 (A)	466,000	442,461
Series 2022-2A, Class B,
4.22%, 01/15/2027 (A)	1,100,000	1,090,395
Exeter Automobile Receivables Trust
Series 2019-3A, Class D,
3.11%, 08/15/2025 (A)	1,180,000	1,172,392
Series 2022-2A, Class D,
4.56%, 07/17/2028	965,000	917,807
FirstKey Homes Trust Series 2020-SFR2, Class E, 2.67%, 10/19/2037 (A)	1,000,000	914,395
Flagship Credit Auto Trust
Series 2019-4, Class D,
3.12%, 01/15/2026 (A)	1,350,000	1,309,995
Series 2021-4, Class C,
1.96%, 12/15/2027 (A)	1,200,000	1,112,735
FMC GMSR Issuer Trust Series 2022-GT1, Class A, 6.19%, 04/25/2027 (A)	900,000	875,190
Foundation Finance Trust Series 2019-1A, Class A, 3.86%, 11/15/2034 (A)	140,598	139,049
FTF Funding II LLC Series 2019-1, Class A, Zero Coupon, 08/15/2024	78,220	77,556
Gold Key Resorts LLC Series 2014-A, Class A, 3.22%, 03/17/2031 (A)	11,412	11,255
Goodgreen Trust
Series 2017, Class R1,
5.00%, 10/20/2051	514,890	469,837
Series 2017-1A, Class A,
3.74%, 10/15/2052 (A)	91,719	87,329
Series 2017-2A, Class A,
3.26%, 10/15/2053 (A)	411,025	379,351
Series 2019-2A, Class A,
2.76%, 04/15/2055 (A)	499,127	453,174
Hero Funding Trust
Series 2017-1A, Class A2,
4.46%, 09/20/2047 (A)	255,234	251,470
Series 2017-3A, Class A2,
3.95%, 09/20/2048 (A)	290,071	281,712

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Hilton Grand Vacations Trust Series 2017-AA, Class A, 2.66%, 12/26/2028 (A)	$ 62,962	$ 62,052
KGS-Alpha SBA COOF Trust, Interest Only STRIPS
Series 2012-2, Class A,
0.91% (B), 08/25/2038 (A)	269,198	5,257
Series 2013-2, Class A,
1.71% (B), 03/25/2039 (A)	270,464	9,780
Series 2014-2, Class A,
2.67% (B), 04/25/2040 (A)	126,622	9,366
LP LMS Asset Securitization Trust Series 2021-2A, Class A, 1.75%, 01/15/2029 (A)	788,373	774,975
Mariner Finance Issuance Trust
Series 2019-AA, Class B,
3.51%, 07/20/2032 (A)	785,000	759,933
Series 2019-AA, Class C,
4.01%, 07/20/2032 (A)	2,060,000	1,978,035
Mercury Financial Credit Card Master Trust Series 2021-1A, Class A, 1.54%, 03/20/2026 (A)	560,000	532,910
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A,
3.84%, 12/25/2025 (A)	658,602	625,819
Series 2021-FHT1, Class A,
3.10%, 07/25/2026 (A)	1,471,835	1,342,137
Series 2021-GNT1, Class A,
3.47%, 11/25/2026 (A)	853,782	795,589
Oportun Funding XIV LLC Series 2021-A, Class A, 1.21%, 03/08/2028 (A)	315,000	294,914
Oportun Issuance Trust Series 2021-B, Class A, 1.47%, 05/08/2031 (A)	500,000	463,998
Orange Lake Timeshare Trust Series 2019-A, Class C, 3.61%, 04/09/2038 (A)	947,524	911,805
P4 SFR Holdco LLC Series 2019-STL, Class A, 7.25%, 10/11/2026 (C) (D)	1,000,000	1,000,000
PNMAC GMSR ISSUER TRUST Series 2022-GT1, Class A, 5.15% (B), 05/25/2027 (A)	800,000	795,568
Progress Residential Trust
Series 2022-SFR1, Class E1,
3.93%, 02/17/2041 (A)	1,000,000	882,753
Series 2022-SFR2, Class E1,
4.55%, 04/17/2027	700,000	643,973
Series 2022-SFR3, Class E1,
5.20%, 04/17/2039 (A)	780,000	734,585
Renew Financial Series 2017-1A, Class A, 3.67%, 09/20/2052 (A)	118,032	110,272
SART Series 2018-1, 4.75%, 06/15/2025	336,271	331,227

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 2.90% (B), 01/25/2036	$ 14,382	$ 11,761
Tricolor Auto Securitization Trust Series 2020-1A, Class A, 4.88%, 11/15/2026 (A)	145,216	145,198
Upstart Securitization Trust Series 2021-1, Class A, 0.87%, 03/20/2031 (A)	263,005	260,227
Veros Auto Receivables Trust Series 2021-1, Class A, 0.92%, 10/15/2026 (A)	221,140	217,050
VM Debt Trust Series 2019-1, 7.50%, 06/15/2024	840,484	848,889
VSE VOI Mortgage LLC Series 2018-A, Class A, 3.56%, 02/20/2036 (A)	109,964	108,189

Total Asset-Backed Securities (Cost $42,812,876)		40,950,385

CORPORATE DEBT SECURITIES - 28.5%
Aerospace & Defense - 0.9%
Airbus SE 3.15%, 04/10/2027 (A)	164,000	158,187
BAE Systems PLC
1.90%, 02/15/2031 (A)	268,000	216,164
3.00%, 09/15/2050 (A)	200,000	143,031
Boeing Co.
1.17%, 02/04/2023	225,000	222,459
1.43%, 02/04/2024	455,000	434,927
1.95%, 02/01/2024	305,000	295,349
2.20%, 02/04/2026	275,000	247,699
2.75%, 02/01/2026	295,000	274,182
3.10%, 05/01/2026	130,000	121,689
3.25%, 03/01/2028	224,000	199,760
4.88%, 05/01/2025	145,000	144,502
5.15%, 05/01/2030	220,000	211,761
5.71%, 05/01/2040	190,000	177,947
L3 Harris Technologies, Inc. 1.80%, 01/15/2031	230,000	184,088
Northrop Grumman Corp.
3.25%, 01/15/2028	75,000	71,325
3.85%, 04/15/2045	38,000	32,275
Precision Castparts Corp. 4.20%, 06/15/2035	170,000	167,954
Raytheon Technologies Corp.
3.20%, 03/15/2024	70,000	69,409
3.75%, 11/01/2046	155,000	132,096
4.15%, 05/15/2045	163,000	145,711
4.50%, 06/01/2042	241,000	229,749

		3,880,264

Airlines - 0.8%
Air Canada Pass-Through Trust
3.30%, 07/15/2031 (A)	131,328	119,553
3.55%, 07/15/2031 (A)	186,322	164,376
4.13%, 11/15/2026 (A)	150,433	140,417

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Airlines (continued)
American Airlines Pass-Through Trust
3.00%, 04/15/2030	$ 314,398	$ 285,365
3.38%, 11/01/2028	162,767	145,994
3.65%, 02/15/2029	91,658	85,548
3.70%, 04/01/2028	75,037	65,027
British Airways Pass-Through Trust
3.30%, 06/15/2034 (A)	261,122	232,985
4.13%, 03/20/2033 (A)	235,240	213,262
Delta Air Lines Pass-Through Trust 3.63%, 01/30/2029	286,883	271,767
Spirit Airlines Pass-Through Trust 3.38%, 08/15/2031	119,682	109,092
United Airlines Pass-Through Trust
3.10%, 04/07/2030	243,879	208,579
3.50%, 11/01/2029	438,093	378,959
3.65%, 07/07/2027	107,815	98,186
3.70%, 09/01/2031	337,728	298,898
4.15%, 02/25/2033	266,771	250,984
4.55%, 08/25/2031	239,154	213,912

		3,282,904

Auto Components - 0.0% (E)
Lear Corp. 2.60%, 01/15/2032 (F)	110,000	86,075

Automobiles - 0.3%
General Motors Co. 6.13%, 10/01/2025	130,000	134,486
Nissan Motor Co. Ltd.
3.52%, 09/17/2025 (A)	492,000	465,958
4.35%, 09/17/2027 (A)	700,000	643,392

		1,243,836

Banks - 5.0%
ABN AMRO Bank NV Fixed until 12/13/2028, 2.47% (B), 12/13/2029 (A)	300,000	256,190
AIB Group PLC 4.75%, 10/12/2023 (A)	290,000	289,998
Banco Nacional de Panama 2.50%, 08/11/2030 (A)	300,000	238,125
Banco Santander SA
Fixed until 09/14/2026, 1.72% (B), 09/14/2027	200,000	173,822
1.85%, 03/25/2026	400,000	359,909
2.75%, 05/28/2025 - 12/03/2030	600,000	538,340
Bank of America Corp.
Fixed until 06/14/2028, 2.09% (B), 06/14/2029	219,000	187,789
Fixed until 10/20/2031, 2.57% (B), 10/20/2032	305,000	252,277
Fixed until 04/29/2030, 2.59% (B), 04/29/2031	363,000	308,725
Fixed until 04/02/2025, 3.38% (B), 04/02/2026	400,000	388,053
Fixed until 04/24/2027, 3.71% (B), 04/24/2028	700,000	668,391
3.95%, 04/21/2025	368,000	363,277
Fixed until 03/05/2028, 3.97% (B), 03/05/2029	81,000	77,365
4.25%, 10/22/2026	284,000	280,281

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Bank of America Corp. (continued)
Fixed until 04/27/2027, 4.38% (B), 04/27/2028	$ 340,000	$ 335,195
Bank of Ireland Group PLC Fixed until 09/30/2026, 2.03% (B), 09/30/2027 (A)	203,000	176,435
Bank of Montreal Fixed until 12/15/2027, 3.80% (B), 12/15/2032	110,000	102,120
Barclays PLC
Fixed until 12/10/2023, 1.01% (B), 12/10/2024	377,000	358,300
Fixed until 11/24/2031, 2.89% (B), 11/24/2032	200,000	161,204
BNP Paribas SA
Fixed until 09/15/2028, 2.16% (B), 09/15/2029 (A)	345,000	289,185
Fixed until 06/09/2025, 2.22% (B), 06/09/2026 (A)	350,000	323,411
Fixed until 01/13/2030, 3.05% (B), 01/13/2031 (A)	385,000	332,916
BPCE SA
1.00%, 01/20/2026 (A)	250,000	221,873
Fixed until 10/06/2025, 1.65% (B), 10/06/2026 (A)	250,000	224,009
Fixed until 01/20/2031, 2.28% (B), 01/20/2032 (A)	250,000	198,317
4.63%, 07/11/2024 (A)	200,000	198,724
Citigroup, Inc.
Fixed until 05/01/2031, 2.56% (B), 05/01/2032	430,000	354,738
Fixed until 11/03/2041, 2.90% (B), 11/03/2042	37,000	26,905
Fixed until 01/25/2032, 3.06% (B), 01/25/2033	165,000	140,456
Fixed until 04/24/2024, 3.35% (B), 04/24/2025	175,000	171,683
Fixed until 10/27/2027, 3.52% (B), 10/27/2028	150,000	140,370
Fixed until 07/24/2027, 3.67% (B), 07/24/2028	886,000	837,690
4.40%, 06/10/2025	215,000	214,874
4.45%, 09/29/2027	48,000	47,073
5.30%, 05/06/2044	34,000	32,713
Citizens Financial Group, Inc. 2.64%, 09/30/2032	58,000	46,403
Commonwealth Bank of Australia 3.31%, 03/11/2041 (A)	250,000	190,283
Cooperatieve Rabobank UA 3.75%, 07/21/2026	455,000	434,375
Credit Agricole SA
Fixed until 01/26/2026, 1.25% (B), 01/26/2027 (A)	402,000	354,281
Fixed until 06/16/2025, 1.91% (B), 06/16/2026 (A)	400,000	368,202
Danske Bank AS Fixed until 12/08/2022, 1.17% (B), 12/08/2023 (A)	495,000	488,490

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
HSBC Holdings PLC
Fixed until 05/24/2026, 1.59% (B), 05/24/2027	$ 200,000	$ 175,866
Fixed until 09/22/2027, 2.01% (B), 09/22/2028	445,000	381,233
Fixed until 08/17/2028, 2.21% (B), 08/17/2029	200,000	168,457
Fixed until 08/18/2030, 2.36% (B), 08/18/2031	310,000	251,905
Fixed until 05/18/2023, 3.95% (B), 05/18/2024	229,000	228,040
Fixed until 03/13/2027, 4.04% (B), 03/13/2028	650,000	617,756
HSBC USA, Inc. 3.75%, 05/24/2024	200,000	199,068
ING Groep NV Fixed until 07/01/2025, 1.40% (B), 07/01/2026 (A)	210,000	190,942
KeyCorp Fixed until 06/01/2032, 4.79% (B), 06/01/2033	55,000	54,412
Lloyds Banking Group PLC
Fixed until 05/11/2026, 1.63% (B), 05/11/2027	245,000	218,044
4.38%, 03/22/2028	200,000	194,691
4.58%, 12/10/2025	200,000	196,325
Macquarie Bank Ltd. Fixed until 03/03/2031, 3.05% (B), 03/03/2036 (A)	425,000	337,881
Mitsubishi UFJ Financial Group, Inc.
2.05%, 07/17/2030	360,000	294,299
3.75%, 07/18/2039	250,000	217,718
Mizuho Financial Group, Inc.
Fixed until 05/22/2026, 1.23% (B), 05/22/2027	255,000	223,026
Fixed until 05/25/2025, 2.23% (B), 05/25/2026	625,000	584,677
National Australia Bank Ltd. Fixed until 08/02/2029, 3.93% (B), 08/02/2034 (A)	345,000	313,422
NatWest Group PLC
Fixed until 11/01/2024, 3.75% (B), 11/01/2029	338,000	324,459
Fixed until 03/22/2024, 4.27% (B), 03/22/2025	200,000	198,036
Fixed until 05/08/2029, 4.45% (B), 05/08/2030	330,000	311,348
NatWest Markets PLC 1.60%, 09/29/2026 (A)	350,000	308,701
Nordea Bank Abp 1.50%, 09/30/2026 (A)	200,000	177,913
Santander UK Group Holdings PLC Fixed until 06/14/2026, 1.67% (B), 06/14/2027	230,000	201,007
Societe Generale SA
Fixed until 12/14/2025, 1.49% (B), 12/14/2026 (A)	470,000	415,014
Fixed until 06/09/2026, 1.79% (B), 06/09/2027 (A)	200,000	174,658

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Societe Generale SA (continued)
Fixed until 06/09/2031, 2.89% (B), 06/09/2032 (A)	$ 420,000	$ 335,975
3.00%, 01/22/2030 (A)	389,000	330,968
4.25%, 04/14/2025 (A)	200,000	196,161
Standard Chartered PLC
Fixed until 01/14/2026, 1.46% (B), 01/14/2027 (A)	200,000	176,320
Fixed until 01/30/2025, 2.82% (B), 01/30/2026 (A)	220,000	208,456
Sumitomo Mitsui Financial Group, Inc.
2.63%, 07/14/2026	107,000	100,028
3.04%, 07/16/2029	440,000	392,591
UniCredit SpA
Fixed until 09/22/2025, 2.57% (B), 09/22/2026 (A)	350,000	313,407
Fixed until 06/19/2027, 5.86% (B), 06/19/2032 (A)	200,000	175,397
Wells Fargo & Co.
Fixed until 06/17/2026, 3.20% (B), 06/17/2027	487,000	461,590
4.40%, 06/14/2046	96,000	84,045
4.65%, 11/04/2044	184,000	166,309
4.90%, 11/17/2045	112,000	104,322
Westpac Banking Corp.
3.13%, 11/18/2041	219,000	161,349
Fixed until 11/23/2026, 4.32% (B), 11/23/2031	180,000	173,308

		21,491,891

Beverages - 0.5%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. 4.70%, 02/01/2036	571,000	548,931
Anheuser-Busch InBev Finance, Inc. 4.70%, 02/01/2036	240,000	230,724
Anheuser-Busch InBev Worldwide, Inc.
4.44%, 10/06/2048	250,000	220,599
4.60%, 06/01/2060	100,000	88,021
Coca-Cola Femsa SAB de CV
1.85%, 09/01/2032	150,000	116,438
2.75%, 01/22/2030	275,000	246,191
Constellation Brands, Inc.
2.88%, 05/01/2030	490,000	427,281
4.40%, 11/15/2025	100,000	100,566
5.25%, 11/15/2048	55,000	54,310
Fomento Economico Mexicano SAB de CV 3.50%, 01/16/2050	280,000	218,439
Keurig Dr. Pepper, Inc.
3.43%, 06/15/2027	50,000	47,833
4.42%, 05/25/2025	21,000	21,182

		2,320,515

Biotechnology - 0.5%
AbbVie, Inc.
3.85%, 06/15/2024	302,000	301,964
4.05%, 11/21/2039	858,000	768,562
4.40%, 11/06/2042	205,000	187,211
4.50%, 05/14/2035	200,000	194,770

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Biotechnology (continued)
Biogen, Inc. 2.25%, 05/01/2030	$ 162,000	$ 133,224
Gilead Sciences, Inc. 2.60%, 10/01/2040	325,000	238,722
Regeneron Pharmaceuticals, Inc. 1.75%, 09/15/2030	480,000	385,908

		2,210,361

Building Products - 0.2%
Lennox International, Inc. 1.35%, 08/01/2025	570,000	522,711
Masco Corp.
2.00%, 10/01/2030	90,000	71,287
6.50%, 08/15/2032	130,000	140,248

		734,246

Capital Markets - 2.2%
Blackstone Secured Lending Fund 3.65%, 07/14/2023	210,000	205,825
Credit Suisse AG 1.25%, 08/07/2026	300,000	262,575
Credit Suisse Group AG
Fixed until 02/02/2026, 1.31% (B), 02/02/2027 (A)	260,000	223,479
Fixed until 06/05/2025, 2.19% (B), 06/05/2026 (A)	250,000	226,796
Fixed until 09/11/2024, 2.59% (B), 09/11/2025 (A)	355,000	334,303
4.28%, 01/09/2028 (A)	300,000	280,512
Deutsche Bank AG
Fixed until 11/24/2025, 2.13% (B), 11/24/2026	215,000	191,096
3.70%, 05/30/2024	267,000	262,450
Goldman Sachs Group, Inc.
Fixed until 03/09/2026, 1.43% (B), 03/09/2027	625,000	554,650
Fixed until 10/21/2026, 1.95% (B), 10/21/2027	165,000	146,921
Fixed until 02/24/2027, 2.64% (B), 02/24/2028	290,000	263,570
Fixed until 06/05/2027, 3.69% (B), 06/05/2028	1,018,000	966,764
3.85%, 01/26/2027	1,090,000	1,055,381
4.25%, 10/21/2025	100,000	99,338
Macquarie Group Ltd. Fixed until 01/15/2029, 5.03% (B), 01/15/2030 (A)	700,000	699,460
Morgan Stanley
Fixed until 02/13/2031, 1.79% (B), 02/13/2032	340,000	268,344
Fixed until 04/28/2025, 2.19% (B), 04/28/2026	800,000	749,594
3.13%, 07/27/2026	129,000	123,212
Fixed until 07/22/2027, 3.59% (B), 07/22/2028	356,000	337,523
Fixed until 01/24/2028, 3.77% (B), 01/24/2029	112,000	106,444
4.35%, 09/08/2026	200,000	198,180

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Morgan Stanley (continued)
Fixed until 01/23/2029, 4.43% (B), 01/23/2030	$ 383,000	$ 372,699
5.00%, 11/24/2025	140,000	142,393
Nomura Holdings, Inc.
2.65%, 01/16/2025	377,000	359,928
2.68%, 07/16/2030	200,000	164,307
UBS Group AG
Fixed until 08/13/2029, 3.13% (B), 08/13/2030 (A)	200,000	177,277
4.13%, 09/24/2025 (A)	210,000	208,606
Fixed until 05/12/2025, 4.49% (B), 05/12/2026 (A)	424,000	423,080

		9,404,707

Chemicals - 0.3%
Air Liquide Finance SA 2.25%, 09/27/2023 (A)	200,000	197,520
Albemarle Corp. 5.45%, 12/01/2044	50,000	49,165
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 5.13%, 04/01/2025 (A)	464,000	478,521
DuPont de Nemours, Inc. 5.32%, 11/15/2038	100,000	99,389
International Flavors & Fragrances, Inc. 5.00%, 09/26/2048	89,000	83,396
LYB International Finance III LLC 3.38%, 10/01/2040	45,000	34,810
Nutrien Ltd.
4.13%, 03/15/2035	200,000	185,205
5.00%, 04/01/2049	80,000	80,094

		1,208,100

Commercial Services & Supplies - 0.1%
ERAC USA Finance LLC 5.63%, 03/15/2042 (A)	59,000	59,472
Triton Container International Ltd. 1.15%, 06/07/2024 (A)	275,000	257,175

		316,647

Construction & Engineering - 0.1%
Quanta Services, Inc.
2.35%, 01/15/2032	265,000	205,837
2.90%, 10/01/2030	380,000	313,845

		519,682

Construction Materials - 0.0% (E)
CRH America Finance, Inc. 3.40%, 05/09/2027 (A)	200,000	191,063

Consumer Finance - 0.7%
Capital One Financial Corp. 4.20%, 10/29/2025	50,000	49,383
General Motors Financial Co., Inc.
1.20%, 10/15/2024	80,000	74,466
1.25%, 01/08/2026	473,000	417,007
2.35%, 01/08/2031	106,000	82,395
2.70%, 06/10/2031	215,000	169,785
3.80%, 04/07/2025	145,000	141,483
4.35%, 01/17/2027	114,000	109,507

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance (continued)
Hyundai Capital America
1.15%, 11/10/2022 (A)	$ 406,000	$ 403,117
1.30%, 01/08/2026 (A)	115,000	102,190
1.50%, 06/15/2026 (A)	220,000	194,930
1.80%, 10/15/2025 - 01/10/2028 (A)	360,000	314,184
2.38%, 10/15/2027 (A)	140,000	123,353
S&P Global, Inc.
2.90%, 03/01/2032 (A)	185,000	165,353
4.25%, 05/01/2029 (A)	346,000	342,907
Stellantis Finance US, Inc. 1.71%, 01/29/2027 (A)	312,000	271,698
Volkswagen Group of America Finance LLC 1.63%, 11/24/2027 (A)	200,000	171,198

		3,132,956

Containers & Packaging - 0.1%
Graphic Packaging International LLC 1.51%, 04/15/2026 (A)	284,000	256,574
International Paper Co. 8.70%, 06/15/2038	50,000	64,741
Packaging Corp. of America 4.05%, 12/15/2049	140,000	116,723

		438,038

Diversified Consumer Services - 0.2%
Ford Foundation 2.82%, 06/01/2070	100,000	69,376
Nationwide Building Society 1.00%, 08/28/2025 (A)	200,000	180,762
Pepperdine University 3.30%, 12/01/2059	200,000	149,309
SART 4.75%, 07/15/2024 (C)	259,975	256,725
University of Southern California 3.23%, 10/01/2120	200,000	134,820

		790,992

Diversified Financial Services - 0.8%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
1.75%, 01/30/2026	150,000	131,251
2.45%, 10/29/2026	150,000	130,787
2.88%, 08/14/2024 (F)	255,000	243,130
3.00%, 10/29/2028	175,000	147,678
3.30%, 01/30/2032	165,000	131,860
4.50%, 09/15/2023	630,000	627,308
Aviation Capital Group LLC
4.13%, 08/01/2025 (A)	250,000	237,784
5.50%, 12/15/2024 (A)	243,000	241,685
Brookfield Finance, Inc.
3.90%, 01/25/2028	84,000	80,393
4.70%, 09/20/2047	25,000	22,025
China Southern Power Grid International Finance BVI Co. Ltd. 3.50%, 05/08/2027 (A)	240,000	236,771
GE Capital International Funding Unlimited Co. 4.42%, 11/15/2035	358,000	335,798
Jefferies Group LLC 6.45%, 06/08/2027	56,000	59,958

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services (continued)
LSEGA Financing PLC 2.00%, 04/06/2028 (A)	$ 475,000	$ 416,921
Mitsubishi HC Capital, Inc. 2.65%, 09/19/2022 (A)	200,000	199,757
Private Export Funding Corp. 3.55%, 01/15/2024	150,000	151,172

		3,394,278

Diversified Telecommunication Services - 0.4%
AT&T, Inc.
1.65%, 02/01/2028	60,000	51,996
2.25%, 02/01/2032	385,000	315,040
2.30%, 06/01/2027	600,000	547,943
3.50%, 06/01/2041	165,000	132,572
3.55%, 09/15/2055	123,000	92,769
3.80%, 12/01/2057	170,000	132,584
GTP Acquisition Partners I LLC 3.48%, 06/15/2050 (A)	226,000	222,754
Verizon Communications, Inc.
2.10%, 03/22/2028	50,000	44,505
2.36%, 03/15/2032	36,000	29,937
2.65%, 11/20/2040	268,000	198,156

		1,768,256

Electric Utilities - 1.9%
AEP Transmission Co. LLC 4.00%, 12/01/2046	93,000	82,655
Alabama Power Co. 4.10%, 01/15/2042	66,000	57,669
Ausgrid Finance Pty Ltd. 3.85%, 05/01/2023 (A)	400,000	399,967
Baltimore Gas & Electric Co. 2.90%, 06/15/2050	120,000	88,253
Constellation Energy Generation LLC 6.25%, 10/01/2039	150,000	153,955
Duke Energy Carolinas LLC 6.00%, 12/01/2028	100,000	108,215
Duke Energy Progress LLC 4.10%, 03/15/2043	75,000	67,586
Duquesne Light Holdings, Inc. 3.62%, 08/01/2027 (A)	230,000	213,931
Edison International
3.55%, 11/15/2024	200,000	195,311
5.75%, 06/15/2027	110,000	111,758
Emera US Finance LP 4.75%, 06/15/2046	220,000	195,716
Enel Finance International NV 3.50%, 04/06/2028 (A)	200,000	185,166
Entergy Arkansas LLC 2.65%, 06/15/2051	175,000	122,186
Entergy Louisiana LLC 2.90%, 03/15/2051	130,000	94,382
Entergy Texas, Inc. 3.55%, 09/30/2049	100,000	80,234
Evergy Metro, Inc. 5.30%, 10/01/2041	100,000	103,340
Evergy, Inc. 2.90%, 09/15/2029	320,000	283,015

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Fells Point Funding Trust 3.05%, 01/31/2027 (A)	$ 555,000	$ 512,490
Fortis, Inc. 3.06%, 10/04/2026	310,000	292,054
ITC Holdings Corp. 2.95%, 05/14/2030 (A)	120,000	106,040
Jersey Central Power & Light Co.
4.30%, 01/15/2026 (A)	240,000	237,294
6.15%, 06/01/2037	70,000	74,791
John Sevier Combined Cycle Generation LLC 4.63%, 01/15/2042	58,156	59,167
Massachusetts Electric Co. 4.00%, 08/15/2046 (A)	105,000	87,363
Mid-Atlantic Interstate Transmission LLC 4.10%, 05/15/2028 (A)	110,000	107,510
Nevada Power Co.
5.38%, 09/15/2040	92,000	95,349
5.45%, 05/15/2041	50,000	50,478
New England Power Co. 3.80%, 12/05/2047 (A)	95,000	79,407
Niagara Mohawk Power Corp. 1.96%, 06/27/2030 (A)	250,000	207,286
NRG Energy, Inc.
2.00%, 12/02/2025 (A)	195,000	175,950
2.45%, 12/02/2027 (A)	215,000	184,862
4.45%, 06/15/2029 (A)	220,000	197,321
OGE Energy Corp. 0.70%, 05/26/2023	140,000	136,423
Oklahoma Gas & Electric Co. 0.55%, 05/26/2023	170,000	165,208
Oncor Electric Delivery Co. LLC 5.75%, 03/15/2029	50,000	54,130
Pacific Gas & Electric Co.
1.37%, 03/10/2023	375,000	369,272
1.70%, 11/15/2023	170,000	163,925
2.95%, 03/01/2026	130,000	118,281
3.25%, 02/16/2024	480,000	467,829
3.45%, 07/01/2025	210,000	197,661
3.75%, 08/15/2042	83,000	56,361
4.30%, 03/15/2045	140,000	102,271
PECO Energy Co. 2.80%, 06/15/2050	110,000	80,847
Pennsylvania Electric Co. 3.25%, 03/15/2028 (A)	38,000	35,314
PG&E Wildfire Recovery Funding LLC 4.26%, 06/01/2038	150,000	151,326
Southern California Edison Co.
4.05%, 03/15/2042	250,000	206,816
5.55%, 01/15/2036	70,000	70,379
6.05%, 03/15/2039	60,000	62,992
Toledo Edison Co. 6.15%, 05/15/2037	200,000	222,624
Tri-State Generation & Transmission Association, Inc. 4.25%, 06/01/2046	62,000	54,043
Tucson Electric Power Co. 4.85%, 12/01/2048	350,000	337,133

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Virginia Electric & Power Co. 4.45%, 02/15/2044	$ 28,000	$ 26,174

		8,089,710

Electrical Equipment - 0.0% (E)
Eaton Corp.
4.00%, 11/02/2032	21,000	20,341
5.80%, 03/15/2037	100,000	108,410
7.63%, 04/01/2024	75,000	79,617

		208,368

Electronic Equipment, Instruments & Components - 0.1%
Arrow Electronics, Inc.
3.25%, 09/08/2024	66,000	64,583
3.88%, 01/12/2028	155,000	147,705
4.50%, 03/01/2023	30,000	30,115
Corning, Inc.
3.90%, 11/15/2049	148,000	119,345
5.35%, 11/15/2048 (F)	115,000	116,545

		478,293

Energy Equipment & Services - 0.1%
Baker Hughes Holdings LLC 5.13%, 09/15/2040	100,000	98,421
Halliburton Co. 7.60%, 08/15/2096 (A)	50,000	51,003
Schlumberger Holdings Corp. 3.90%, 05/17/2028 (A)	227,000	214,671
Texas Eastern Transmission LP
2.80%, 10/15/2022 (A)	81,000	80,982
3.50%, 01/15/2028 (A)	37,000	34,947

		480,024

Entertainment - 0.1%
Activision Blizzard, Inc. 1.35%, 09/15/2030	239,000	192,261
Walt Disney Co.
8.88%, 04/26/2023	80,000	84,130
9.50%, 07/15/2024	70,000	77,692

		354,083

Equity Real Estate Investment Trusts - 1.6%
Alexandria Real Estate Equities, Inc. 1.88%, 02/01/2033	140,000	105,608
American Tower Corp.
1.88%, 10/15/2030	290,000	226,186
2.95%, 01/15/2051	87,000	59,319
3.10%, 06/15/2050	133,000	92,569
3.70%, 10/15/2049	300,000	226,606
Brixmor Operating Partnership LP
2.25%, 04/01/2028	200,000	171,822
2.50%, 08/16/2031	100,000	78,624
3.85%, 02/01/2025	200,000	196,966
Corporate Office Properties LP 2.75%, 04/15/2031	325,000	263,357
Crown Castle International Corp. 4.00%, 03/01/2027	47,000	45,715
Duke Realty LP
2.88%, 11/15/2029	100,000	90,065
3.25%, 06/30/2026	43,000	41,462
Equinix, Inc. 2.90%, 11/18/2026	300,000	279,174

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
Essex Portfolio LP 2.65%, 03/15/2032	$ 255,000	$ 212,253
GAIF Bond Issuer Pty Ltd. 3.40%, 09/30/2026 (A)	174,000	167,513
Goodman US Finance Three LLC 3.70%, 03/15/2028 (A)	108,000	103,553
Healthcare Trust of America Holdings LP 2.00%, 03/15/2031 (F)	160,000	124,354
Healthpeak Properties, Inc.
2.13%, 12/01/2028	330,000	285,546
3.50%, 07/15/2029	260,000	240,181
Life Storage LP
2.40%, 10/15/2031	125,000	99,760
4.00%, 06/15/2029	305,000	281,870
Mid-America Apartments LP 1.70%, 02/15/2031	160,000	126,888
National Retail Properties, Inc. 4.00%, 11/15/2025	204,000	203,153
Office Properties Income Trust
2.40%, 02/01/2027	255,000	209,102
3.45%, 10/15/2031	115,000	86,370
Physicians Realty LP 2.63%, 11/01/2031	130,000	104,932
Public Storage
1.95%, 11/09/2028	155,000	134,221
2.25%, 11/09/2031	130,000	107,762
Realty Income Corp. 3.25%, 01/15/2031	200,000	182,246
Regency Centers LP 2.95%, 09/15/2029	240,000	211,311
Sabra Health Care LP 3.20%, 12/01/2031	205,000	163,136
Safehold Operating Partnership LP 2.85%, 01/15/2032	396,000	318,236
Scentre Group Trust 1 / Scentre Group Trust 2 3.50%, 02/12/2025 (A)	300,000	291,557
SITE Centers Corp. 3.63%, 02/01/2025	198,000	192,602
UDR, Inc.
2.10%, 08/01/2032	170,000	132,614
2.95%, 09/01/2026	72,000	67,968
3.20%, 01/15/2030	265,000	238,374
Welltower, Inc.
2.70%, 02/15/2027	42,000	38,842
3.10%, 01/15/2030	225,000	199,703
6.50%, 03/15/2041	100,000	112,564
WP Carey, Inc. 2.25%, 04/01/2033	340,000	261,842

		6,775,926

Food & Staples Retailing - 0.3%
7-Eleven, Inc.
1.30%, 02/10/2028 (A)	137,000	114,121
2.50%, 02/10/2041 (A)	139,000	94,661
Alimentation Couche-Tard, Inc.
3.44%, 05/13/2041 (A)	135,000	101,475
3.63%, 05/13/2051 (A)	150,000	109,342
3.80%, 01/25/2050 (A)	280,000	212,607

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food & Staples Retailing (continued)
CK Hutchison International 19 Ltd. 3.63%, 04/11/2029 (A) (F)	$ 245,000	$ 235,732
CVS Pass-Through Trust
5.93%, 01/10/2034 (A)	183,213	188,239
8.35%, 07/10/2031 (A)	218,047	249,710
Kroger Co. 5.40%, 07/15/2040	12,000	12,159

		1,318,046

Food Products - 0.3%
Bunge Ltd. Finance Corp. 2.75%, 05/14/2031	395,000	326,898
Campbell Soup Co. 3.13%, 04/24/2050	89,000	63,307
Conagra Brands, Inc. 5.30%, 11/01/2038	60,000	56,959
Kraft Heinz Foods Co.
4.38%, 06/01/2046	146,000	122,374
4.63%, 10/01/2039	190,000	167,453
McCormick & Co., Inc. 2.50%, 04/15/2030	397,000	340,014
Mead Johnson Nutrition Co. 4.60%, 06/01/2044	35,000	33,885
Smithfield Foods, Inc. 3.00%, 10/15/2030 (A)	400,000	332,446

		1,443,336

Gas Utilities - 0.2%
Atmos Energy Corp.
0.63%, 03/09/2023	105,000	103,144
4.13%, 10/15/2044	75,000	66,725
4.15%, 01/15/2043	138,000	122,776
Boston Gas Co. 4.49%, 02/15/2042 (A)	26,000	23,314
CenterPoint Energy Resources Corp. 5.85%, 01/15/2041	100,000	109,018
ONE Gas, Inc. 2.00%, 05/15/2030	230,000	192,182
Southern Co. Gas Capital Corp.
3.95%, 10/01/2046	59,000	48,545
4.40%, 06/01/2043	63,000	54,973
5.88%, 03/15/2041	146,000	154,388
Southwest Gas Corp. 3.80%, 09/29/2046	111,000	86,890

		961,955

Health Care Equipment & Supplies - 0.1%
Boston Scientific Corp. 4.55%, 03/01/2039	98,000	92,118
DH Europe Finance II SARL 3.25%, 11/15/2039	134,000	111,688
Zimmer Biomet Holdings, Inc. 2.60%, 11/24/2031	283,000	232,304

		436,110

Health Care Providers & Services - 1.0%
Aetna, Inc.
4.50%, 05/15/2042	26,000	23,353
6.75%, 12/15/2037	50,000	57,383
Bon Secours Mercy Health, Inc. 3.21%, 06/01/2050	215,000	161,387

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
Children’s Hospital 2.93%, 07/15/2050	$ 180,000	$ 128,749
Cigna Corp. 4.80%, 07/15/2046	50,000	47,904
CommonSpirit Health
1.55%, 10/01/2025	150,000	138,507
2.78%, 10/01/2030	150,000	129,961
3.91%, 10/01/2050	145,000	117,139
Cottage Health Obligated Group 3.30%, 11/01/2049	230,000	186,764
Elevance Health, Inc.
4.63%, 05/15/2042	50,000	47,706
4.65%, 01/15/2043 - 08/15/2044	184,000	175,939
Hartford HealthCare Corp. 3.45%, 07/01/2054	490,000	401,319
HCA, Inc.
3.50%, 07/15/2051	137,000	95,194
4.63%, 03/15/2052 (A)	153,000	123,145
5.13%, 06/15/2039	245,000	215,792
5.25%, 06/15/2026	220,000	220,150
McKesson Corp. 0.90%, 12/03/2025	230,000	207,993
Memorial Health Services 3.45%, 11/01/2049	445,000	366,770
MultiCare Health System 2.80%, 08/15/2050	125,000	91,572
NYU Langone Hospitals 3.38%, 07/01/2055	190,000	145,160
Providence St. Joseph Health Obligated Group 2.75%, 10/01/2026	84,000	80,798
Quest Diagnostics, Inc. 3.45%, 06/01/2026	39,000	38,026
Texas Health Resources
2.33%, 11/15/2050	120,000	79,220
4.33%, 11/15/2055	250,000	244,247
UnitedHealth Group, Inc.
3.25%, 05/15/2051	140,000	110,664
3.50%, 08/15/2039	310,000	271,543
4.63%, 07/15/2035	140,000	142,561
Universal Health Services, Inc. 2.65%, 10/15/2030 (A)	343,000	274,636
Yale-New Haven Health Services Corp. 2.50%, 07/01/2050	201,000	139,494

		4,463,076

Hotels, Restaurants & Leisure - 0.0% (E)
McDonald’s Corp.
4.70%, 12/09/2035	105,000	104,869
6.30%, 10/15/2037	63,000	72,466

		177,335

Household Durables - 0.0% (E)
Lennar Corp. 4.50%, 04/30/2024	95,000	94,839

Independent Power & Renewable Electricity Producers - 0.0% (E)
Alexander Funding Trust 1.84%, 11/15/2023 (A)	200,000	191,140

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Industrial Conglomerates - 0.0% (E)
Roper Technologies, Inc. 2.00%, 06/30/2030	$ 150,000	$ 121,095

Insurance - 1.3%
AIA Group Ltd.
3.20%, 09/16/2040 (A)	200,000	160,725
3.60%, 04/09/2029 (A)	200,000	192,944
AIG SunAmerica Global Financing X 6.90%, 03/15/2032 (A)	200,000	231,732
Assurant, Inc. 4.20%, 09/27/2023	169,000	170,235
Athene Global Funding
0.95%, 01/08/2024 (A)	144,000	136,750
1.45%, 01/08/2026 (A)	150,000	133,555
2.50%, 01/14/2025 (A)	42,000	39,963
2.95%, 11/12/2026 (A)	1,050,000	966,307
Berkshire Hathaway Finance Corp.
3.85%, 03/15/2052	200,000	172,489
4.30%, 05/15/2043	83,000	77,304
4.40%, 05/15/2042	221,000	209,074
Brown & Brown, Inc. 2.38%, 03/15/2031	490,000	388,924
Corebridge Financial, Inc.
3.65%, 04/05/2027 (A)	180,000	169,394
3.85%, 04/05/2029 (A)	125,000	115,739
Dai-ichi Life Insurance Co. Ltd. Fixed until 07/24/2026 (G), 4.00% (A) (B)	207,000	194,154
F&G Global Funding 1.75%, 06/30/2026 (A)	190,000	168,473
Guardian Life Insurance Co. of America 4.85%, 01/24/2077 (A)	42,000	37,887
Hanover Insurance Group, Inc. 2.50%, 09/01/2030	130,000	108,764
Hartford Financial Services Group, Inc. 4.30%, 04/15/2043	100,000	88,935
Intact US Holdings, Inc. 4.60%, 11/09/2022	200,000	200,805
Liberty Mutual Group, Inc. 3.95%, 10/15/2050 (A)	230,000	174,975
Massachusetts Mutual Life Insurance Co. 7.63%, 11/15/2023 (A)	250,000	258,446
New York Life Insurance Co. 4.45%, 05/15/2069 (A)	210,000	181,169
Northwestern Mutual Global Funding 1.70%, 06/01/2028 (A)	200,000	176,733
Pacific Life Insurance Co. Fixed until 10/24/2047, 4.30% (B), 10/24/2067 (A)	124,000	104,513
Prudential Insurance Co. of America 8.30%, 07/01/2025 (A)	450,000	498,367
Teachers Insurance & Annuity Association of America 4.90%, 09/15/2044 (A)	100,000	96,355
University of Miami 4.06%, 04/01/2052	110,000	99,828

		5,554,539

Internet & Catalog Retail - 0.1%
Amazon.com, Inc. 3.95%, 04/13/2052	300,000	278,442

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Internet & Direct Marketing Retail - 0.1%
Amazon.com, Inc. 3.88%, 08/22/2037	$ 230,000	$ 218,883

IT Services - 0.2%
CGI, Inc. 2.30%, 09/14/2031	365,000	293,675
Fiserv, Inc.
3.20%, 07/01/2026	135,000	127,985
4.40%, 07/01/2049	125,000	108,086
Global Payments, Inc.
2.90%, 05/15/2030 - 11/15/2031	125,000	103,667
3.20%, 08/15/2029	234,000	204,930
Leidos, Inc. 2.30%, 02/15/2031	125,000	99,846

		938,189

Leisure Products - 0.1%
Hasbro, Inc. 3.90%, 11/19/2029	334,000	307,280

Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc. 2.00%, 10/15/2031	335,000	281,676

Machinery - 0.2%
nVent Finance SARL 4.55%, 04/15/2028	187,000	180,993
Otis Worldwide Corp. 2.57%, 02/15/2030	350,000	303,068
Parker-Hannifin Corp.
4.10%, 03/01/2047 (A)	58,000	50,055
4.45%, 11/21/2044	85,000	76,580
Xylem, Inc.
2.25%, 01/30/2031	120,000	100,248
3.25%, 11/01/2026	33,000	32,020

		742,964

Media - 0.6%
Charter Communications Operating LLC / Charter Communications Operating Capital
3.70%, 04/01/2051	280,000	190,656
4.80%, 03/01/2050	250,000	199,692
6.83%, 10/23/2055	125,000	126,226
Comcast Corp.
2.89%, 11/01/2051	302,000	217,476
3.20%, 07/15/2036	200,000	169,990
3.25%, 11/01/2039	235,000	194,060
4.00%, 11/01/2049	150,000	131,654
4.20%, 08/15/2034	407,000	392,490
4.25%, 01/15/2033	223,000	219,734
Discovery Communications LLC 4.00%, 09/15/2055	275,000	193,870
Paramount Global 4.00%, 01/15/2026	83,000	81,053
SES SA 3.60%, 04/04/2023 (A)	100,000	98,648
Time Warner Cable LLC
6.55%, 05/01/2037	300,000	301,382
7.30%, 07/01/2038	100,000	104,789

		2,621,720

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Metals & Mining - 0.4%
Barrick Gold Corp. 6.45%, 10/15/2035	$ 40,000	$ 44,542
Glencore Funding LLC
2.50%, 09/01/2030 (A) (F)	780,000	637,003
4.13%, 05/30/2023 (A)	122,000	121,584
Nucor Corp. 2.98%, 12/15/2055	80,000	53,761
Reliance Steel & Aluminum Co. 1.30%, 08/15/2025	620,000	565,172
Steel Dynamics, Inc. 1.65%, 10/15/2027	184,000	158,203

		1,580,265

Multi-Utilities - 0.2%
CMS Energy Corp. 2.95%, 02/15/2027	97,000	91,345
Delmarva Power & Light Co.
4.00%, 06/01/2042	47,000	40,863
4.15%, 05/15/2045	150,000	134,213
Dominion Energy, Inc.
2.85%, 08/15/2026	61,000	57,883
5.25%, 08/01/2033	100,000	103,460
NiSource, Inc. 1.70%, 02/15/2031	200,000	156,774
Public Service Co. of Colorado
3.55%, 06/15/2046	53,000	43,852
6.50%, 08/01/2038	45,000	52,834
Public Service Co. of Oklahoma 6.63%, 11/15/2037	150,000	169,219
San Diego Gas & Electric Co.
3.95%, 11/15/2041	44,000	37,908
6.00%, 06/01/2026	50,000	53,568

		941,919

Multiline Retail - 0.1%
Nordstrom, Inc. 4.25%, 08/01/2031 (F)	298,000	225,833

Oil, Gas & Consumable Fuels - 2.3%
APA Infrastructure Ltd. 4.25%, 07/15/2027 (A)	191,000	186,031
BP Capital Markets America, Inc.
2.77%, 11/10/2050	265,000	185,278
2.94%, 06/04/2051	80,000	57,439
3.00%, 03/17/2052	205,000	148,747
Buckeye Partners LP 5.85%, 11/15/2043	100,000	70,999
Chevron USA, Inc.
3.25%, 10/15/2029	180,000	171,224
3.90%, 11/15/2024	120,000	121,464
Diamondback Energy, Inc. 3.25%, 12/01/2026	150,000	146,614
Ecopetrol SA
4.13%, 01/16/2025	100,000	92,666
5.38%, 06/26/2026	116,000	107,526
5.88%, 09/18/2023	71,000	71,178
Energy Transfer LP
4.40%, 03/15/2027	940,000	911,567
4.75%, 01/15/2026	67,000	66,820
4.95%, 05/15/2028 - 01/15/2043	278,000	242,692
5.30%, 04/01/2044	50,000	43,568

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Energy Transfer LP (continued)
5.50%, 06/01/2027	$ 47,000	$ 47,691
6.05%, 06/01/2041	225,000	216,943
Eni SpA
4.00%, 09/12/2023 (A)	200,000	199,121
5.70%, 10/01/2040 (A)	125,000	126,184
Eni USA, Inc. 7.30%, 11/15/2027	70,000	78,451
Enterprise Products Operating LLC
4.95%, 10/15/2054	46,000	42,224
5.75%, 03/01/2035	200,000	201,749
7.55%, 04/15/2038	151,000	179,191
EQM Midstream Partners LP 5.50%, 07/15/2028	250,000	216,017
EQT Corp. 3.90%, 10/01/2027	116,000	107,948
Exxon Mobil Corp. 3.00%, 08/16/2039	300,000	246,180
Flex Intermediate Holdco LLC
3.36%, 06/30/2031 (A)	195,000	159,639
4.32%, 12/30/2039 (A)	135,000	105,215
Galaxy Pipeline Assets Bidco Ltd. 2.94%, 09/30/2040 (A)	245,653	200,374
Gray Oak Pipeline LLC
2.00%, 09/15/2023 (A)	145,000	141,342
2.60%, 10/15/2025 (A)	175,000	163,564
3.45%, 10/15/2027 (A)	370,000	338,983
HF Sinclair Corp.
2.63%, 10/01/2023 (A)	265,000	257,483
5.88%, 04/01/2026 (A)	139,000	140,346
Lundin Energy Finance BV 2.00%, 07/15/2026 (A)	200,000	178,857
Magellan Midstream Partners LP 3.20%, 03/15/2025	68,000	66,212
Marathon Petroleum Corp. 4.70%, 05/01/2025	280,000	283,520
ONEOK Partners LP
3.38%, 10/01/2022	30,000	30,001
5.00%, 09/15/2023	65,000	65,703
6.65%, 10/01/2036	210,000	214,605
Phillips 66 Co.
3.15%, 12/15/2029 (A)	175,000	157,514
3.55%, 10/01/2026 (A)	34,000	33,022
4.90%, 10/01/2046 (A)	72,000	68,625
Pioneer Natural Resources Co. 1.90%, 08/15/2030	280,000	229,270
Plains All American Pipeline LP / PAA Finance Corp. 4.30%, 01/31/2043	100,000	75,701
Saudi Arabian Oil Co. 1.63%, 11/24/2025 (A)	200,000	184,600
Southern Natural Gas Co. LLC
4.80%, 03/15/2047 (A)	69,000	61,258
8.00%, 03/01/2032	56,000	65,609
Spectra Energy Partners LP 4.50%, 03/15/2045	70,000	61,216
Suncor Energy, Inc.
5.95%, 12/01/2034	140,000	146,203

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Suncor Energy, Inc. (continued)
6.80%, 05/15/2038	$ 50,000	$ 56,342
7.88%, 06/15/2026	168,000	187,539
Targa Resources Corp. 4.20%, 02/01/2033	90,000	81,764
TC PipeLines LP 4.38%, 03/13/2025	650,000	653,875
TotalEnergies Capital International SA
2.99%, 06/29/2041	350,000	277,127
3.13%, 05/29/2050	305,000	234,787
3.46%, 07/12/2049	285,000	231,928
TransCanada PipeLines Ltd. 6.20%, 10/15/2037	100,000	109,056
Valero Energy Corp. 2.15%, 09/15/2027	220,000	196,133

		9,742,925

Personal Products - 0.1%
Estee Lauder Cos., Inc. 2.60%, 04/15/2030	467,000	420,252
GSK Consumer Healthcare Capital US LLC 3.38%, 03/24/2029 (A)	250,000	234,338

		654,590

Pharmaceuticals - 0.6%
AstraZeneca PLC
2.13%, 08/06/2050	140,000	94,218
4.00%, 09/18/2042	80,000	74,073
6.45%, 09/15/2037	100,000	120,235
Baxalta, Inc. 5.25%, 06/23/2045	9,000	9,027
Bristol-Myers Squibb Co.
3.90%, 02/20/2028	200,000	200,383
4.13%, 06/15/2039	179,000	171,733
Mylan, Inc. 5.40%, 11/29/2043	50,000	42,215
Royalty Pharma PLC
0.75%, 09/02/2023	250,000	240,855
1.20%, 09/02/2025	105,000	93,700
Shire Acquisitions Investments Ireland DAC 3.20%, 09/23/2026	319,000	306,784
Takeda Pharmaceutical Co. Ltd.
3.03%, 07/09/2040	545,000	421,508
3.18%, 07/09/2050	220,000	165,808
Utah Acquisition Sub, Inc. 3.95%, 06/15/2026	70,000	66,025
Viatris, Inc. 2.30%, 06/22/2027	636,000	550,498
Zoetis, Inc. 2.00%, 05/15/2030	200,000	167,855

		2,724,917

Road & Rail - 0.9%
Avolon Holdings Funding Ltd.
2.13%, 02/21/2026 (A)	150,000	129,858
2.53%, 11/18/2027 (A)	1,230,000	1,006,353
2.88%, 02/15/2025 (A)	337,000	310,233
4.25%, 04/15/2026 (A)	195,000	180,838
4.38%, 05/01/2026 (A)	315,000	292,142
5.50%, 01/15/2026 (A)	475,000	462,285

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Road & Rail (continued)
Burlington Northern Santa Fe LLC
3.55%, 02/15/2050	$ 93,000	$ 78,158
4.38%, 09/01/2042	88,000	83,507
5.15%, 09/01/2043	154,000	160,438
6.15%, 05/01/2037	70,000	82,676
CSX Corp.
3.35%, 09/15/2049	30,000	23,659
4.75%, 11/15/2048	100,000	98,245
Kansas City Southern 4.70%, 05/01/2048	196,000	185,610
Norfolk Southern Corp.
3.95%, 10/01/2042	35,000	30,642
4.05%, 08/15/2052	150,000	131,547
Park Aerospace Holdings Ltd.
4.50%, 03/15/2023 (A)	365,000	363,692
5.50%, 02/15/2024 (A)	25,000	24,814
Union Pacific Corp. 4.10%, 09/15/2067	80,000	68,400
Union Pacific Railroad Co. Pass-Through Trust 4.70%, 01/02/2024	1,529	1,537

		3,714,634

Semiconductors & Semiconductor Equipment - 0.7%
Analog Devices, Inc. 2.80%, 10/01/2041	224,000	176,385
Broadcom, Inc.
1.95%, 02/15/2028 (A)	596,000	508,357
3.14%, 11/15/2035 (A)	300,000	229,545
3.19%, 11/15/2036 (A)	395,000	301,416
KLA Corp. 3.30%, 03/01/2050	190,000	151,458
Microchip Technology, Inc.
0.97%, 02/15/2024	330,000	313,543
0.98%, 09/01/2024	303,000	282,825
NXP BV / NXP Funding LLC / NXP USA, Inc.
2.50%, 05/11/2031	355,000	292,615
3.25%, 05/11/2041	365,000	276,092
Xilinx, Inc. 2.38%, 06/01/2030	630,000	556,904

		3,089,140

Software - 0.3%
Microsoft Corp.
3.04%, 03/17/2062	172,000	134,570
3.50%, 02/12/2035 (F)	185,000	177,892
Oracle Corp.
3.60%, 04/01/2040	400,000	299,370
3.85%, 07/15/2036	129,000	104,519
VMware, Inc.
1.40%, 08/15/2026	416,000	368,516
4.65%, 05/15/2027	135,000	134,494
Workday, Inc. 3.50%, 04/01/2027	271,000	259,264

		1,478,625

Specialty Retail - 0.1%
AutoZone, Inc. 1.65%, 01/15/2031	180,000	141,523
Lowe’s Cos., Inc. 1.70%, 10/15/2030	110,000	88,456

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Specialty Retail (continued)
O’Reilly Automotive, Inc. 3.60%, 09/01/2027	$ 124,000	$ 119,941

		349,920

Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc.
3.45%, 02/09/2045	226,000	197,772
3.75%, 11/13/2047	50,000	45,224
3.85%, 08/04/2046	181,000	166,599
Dell International LLC / EMC Corp.
5.45%, 06/15/2023	35,000	35,358
6.02%, 06/15/2026	522,000	542,404
HP, Inc. 3.00%, 06/17/2027	170,000	157,407

		1,144,764

Tobacco - 0.3%
Altria Group, Inc. 2.45%, 02/04/2032	410,000	309,670
BAT Capital Corp.
2.26%, 03/25/2028	225,000	188,816
3.73%, 09/25/2040	150,000	105,648
3.98%, 09/25/2050	235,000	162,871
4.39%, 08/15/2037	245,000	195,062
4.54%, 08/15/2047	55,000	40,545
BAT International Finance PLC 1.67%, 03/25/2026	170,000	150,606

		1,153,218

Trading Companies & Distributors - 0.4%
Air Lease Corp.
2.88%, 01/15/2026	240,000	220,543
3.25%, 03/01/2025 - 10/01/2029	604,000	531,470
3.38%, 07/01/2025	395,000	372,310
BOC Aviation Ltd. 2.75%, 09/18/2022 (A)	200,000	199,702
International Lease Finance Corp. 5.88%, 08/15/2022	200,000	200,377

		1,524,402

Water Utilities - 0.1%
American Water Capital Corp.
2.80%, 05/01/2030	316,000	284,010
3.45%, 06/01/2029	85,000	80,142
4.00%, 12/01/2046	86,000	75,075

		439,227

Wireless Telecommunication Services - 0.2%
America Movil SAB de CV
3.63%, 04/22/2029	290,000	275,544
4.38%, 04/22/2049 (F)	200,000	185,548
Rogers Communications, Inc. 4.55%, 03/15/2052 (A)	175,000	155,055
Vodafone Group PLC
4.88%, 06/19/2049	210,000	193,453
5.25%, 05/30/2048	172,000	164,572

		974,172

Total Corporate Debt Securities (Cost $137,949,211)		122,690,391

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS - 1.0%
Israel - 0.5%
Israel Government AID Bond Zero Coupon, 08/15/2025	$ 1,000,000	$ 894,820
5.50%, 09/18/2033	100,000	118,722
Israel Government AID Bond, Principal Only STRIPS Zero Coupon, 08/15/2023	1,000,000	963,673

		1,977,215

Mexico - 0.4%
Mexico Government International Bond
2.66%, 05/24/2031	289,000	235,719
3.75%, 01/11/2028	210,000	200,316
3.77%, 05/24/2061	217,000	138,123
4.13%, 01/21/2026 (F)	200,000	199,667
4.35%, 01/15/2047 (F)	104,000	78,884
4.40%, 02/12/2052	780,000	578,565
4.60%, 01/23/2046	448,000	354,330
4.75%, 03/08/2044	60,000	49,264

		1,834,868

Panama - 0.1%
Panama Government International Bond
3.87%, 07/23/2060	385,000	271,842
4.50%, 04/16/2050	200,000	162,748

		434,590

Peru - 0.0% (E)
Peru Government International Bond 5.63%, 11/18/2050	36,000	37,253

Saudi Arabia - 0.0% (E)
Saudi Government International Bond 2.25%, 02/02/2033 (A)	200,000	166,200

Total Foreign Government Obligations (Cost $5,161,925)		4,450,126

MORTGAGE-BACKED SECURITIES - 7.1%
Alternative Loan Trust
Series 2004-2CB, Class 1A9,
5.75%, 03/25/2034	102,416	103,186
Series 2005-28CB, Class 1A4,
5.50%, 08/25/2035	78,440	71,890
Series 2005-54CB, Class 1A11,
5.50%, 11/25/2035	23,113	19,290
Alternative Loan Trust, Interest Only STRIPS
Series 2005-20CB, Class 3A8,
1-Month LIBOR + 4.75%, 3.13% (B), 07/25/2035	142,807	8,889
Series 2005-22T1, Class A2,
1-Month LIBOR + 5.07%, 3.45% (B), 06/25/2035	349,887	28,256
BAMLL Commercial Mortgage Securities Trust
Series 2012-PARK, Class A,
2.96%, 12/10/2030 (A)	100,000	99,888
Series 2014-520M, Class C,
4.35% (B), 08/15/2046 (A)	200,000	166,805
Banc of America Funding Trust, Principal Only STRIPS
Series 2004-1, 03/25/2034	8,164	5,978

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Banc of America Funding Trust, Principal Only STRIPS (continued)
Series 2005-7, Class 30, 11/25/2035	$ 9,822	$ 9,104
Series 2005-8, Class 30, 01/25/2036	2,048	1,393
Banc of America Mortgage Trust Series 2003-J, Class 3A2, 1.86% (B), 11/25/2033	10,184	9,752
Bayview Financing Trust Series 2020-3F, Class A, 1-Month LIBOR + 3.00%, 3.08% (B), 11/10/2022 (A)	414,541	414,050
BB-UBS Trust Series 2012-SHOW, Class A, 3.43%, 11/05/2036 (A)	550,000	529,577
Bear Stearns ARM Trust Series 2006-1, Class A1, 1-Year CMT + 2.25%, 2.40% (B), 02/25/2036	14,083	13,768
Chase Mortgage Finance Trust
Series 2007-A1, Class 1A3,
2.62% (B), 02/25/2037	22,421	21,692
Series 2007-A2, Class 2A1,
2.43% (B), 06/25/2035	9,660	9,493
CHL Mortgage Pass-Through Trust
Series 2004-3, Class A26,
5.50%, 04/25/2034	28,132	26,422
Series 2004-3, Class A4,
5.75%, 04/25/2034	16,879	15,927
Series 2004-7, Class 2A1,
3.09% (B), 06/25/2034	8,287	7,927
Series 2004-8, Class 2A1,
4.50%, 06/25/2019 (C)	254	254
Series 2004-HYB1, Class 2A,
2.81% (B), 05/20/2034	7,079	6,741
Series 2005-22, Class 2A1,
2.49% (B), 11/25/2035	55,263	49,381
Citigroup Mortgage Loan Trust, Inc. Series 2003-1, Class 2A5, 5.25%, 10/25/2033	3,478	3,371
COMM Mortgage Trust
Series 2013-SFS, Class A2,
3.09% (B), 04/12/2035 (A)	125,000	123,114
Series 2015-CR25, Class A4,
3.76%, 08/10/2048	422,000	415,770
Series 2018-HOME, Class A,
3.94% (B), 04/10/2033 (A)	1,160,000	1,094,769
Series 2020-CBM, Class C,
3.40%, 02/10/2037 (A)	880,000	820,387
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-21, Class 1A4,
5.25%, 09/25/2033	9,888	9,427
Series 2004-5, Class 3A1,
5.25%, 08/25/2019	2,274	2,069
CSFB Mortgage-Backed Pass-Through Certificates Series 2003-27, Class 5A4, 5.25%, 11/25/2033	1,801	1,699

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
FMC GMSR Issuer Trust
3.69%, 02/25/2024	$ 1,765,000	$ 1,738,525
Series 2020-GT1, Class A,
4.45% (B), 01/25/2026 (A)	1,100,000	1,020,158
Series 2021-GT1, Class A,
3.62% (B), 07/25/2026 (A)	1,100,000	996,926
Series 2021-GT2, Class A,
3.85% (B), 10/25/2026 (A)	840,000	751,018
GSMPS Mortgage Loan Trust
Series 2005-RP2, Class 1AF,
1-Month LIBOR + 0.35%, 1.97% (B), 03/25/2035 (A)	92,392	89,179
Series 2005-RP3, Class 1AF,
1-Month LIBOR + 0.35%, 1.97% (B), 09/25/2035 (A)	62,390	54,079
GSR Mortgage Loan Trust
Series 2004-6F, Class 2A4,
5.50%, 05/25/2034	15,667	14,995
Series 2004-8F, Class 2A3,
6.00%, 09/25/2034	10,567	10,356
Series 2005-7F, Class 3A9,
6.00%, 09/25/2035	22,134	21,638
Series 2006-1F, Class 2A4,
6.00%, 02/25/2036	36,064	20,825
Headlands Residential LLC Series 2017-RPL1, Class A, 3.88% (B), 11/25/2024 (A)	417,204	413,207
Impac Secured Assets Trust Series 2006-1, Class 2A1, 1-Month LIBOR + 0.70%, 2.32% (B), 05/25/2036	11,765	10,847
Independence Plaza Trust Series 2018-INDP, Class A, 3.76%, 07/10/2035 (A)	765,000	743,312
JPMorgan Mortgage Trust Series 2006-A2, Class 5A3, 2.28% (B), 11/25/2033	7,456	7,296
Ladder Capital Commercial Mortgage Trust Series 2013-GCP, Class A2, 3.99%, 02/15/2036 (A)	154,000	147,338
LHOME Mortgage Trust Series 2021-RTL1, Class A1, 2.09% (B), 09/25/2026 (A)	495,000	474,393
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1,
2.68% (B), 04/21/2034	12,814	12,366
Series 2004-13, Class 3A7,
3.05% (B), 11/21/2034	6,851	6,522
Series 2004-3, Class 4A2,
2.28% (B), 04/25/2034	7,010	6,517
MASTR Alternative Loan Trust Series 2004-10, Class 1A1, 4.50%, 09/25/2019	672	646
MASTR Resecuritization Trust, Principal Only STRIPS Series 2005, Class 3, Zero Coupon, 05/28/2035 (A)	4,936	4,156

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Merrill Lynch Mortgage Investors Trust
Series 2003-E, Class A1,
1-Month LIBOR + 0.62%, 2.24% (B), 10/25/2028	$ 99,508	$ 94,646
Series 2004-1, Class 2A1,
2.29% (B), 12/25/2034	22,109	21,200
Series 2004-A, Class A1,
1-Month LIBOR + 0.46%, 2.08% (B), 04/25/2029	60,727	56,778
MRCD Mortgage Trust
Series 2019-PARK, Class A,
2.72%, 12/15/2036 (A)	1,020,000	970,059
Series 2019-PARK, Class D,
2.72%, 12/15/2036 (A)	890,000	812,460
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2003-A1, Class A2,
6.00%, 05/25/2033	3,609	3,518
Series 2003-A1, Class A5,
7.00%, 04/25/2033	10,010	9,990
PHH Alternative Mortgage Trust, Interest Only STRIPS Series 2007-2, Class 2X, 6.00%, 05/25/2037	65,821	13,760
PRET LLC Series 2021-RN4, Class A1, 2.49% (B), 10/25/2051 (A)	1,482,064	1,384,769
Pretium Mortgage Credit Partners I LLC Series 2021-NPL1, Class A1, 2.24% (B), 09/27/2060 (A)	906,292	858,027
PRPM LLC
Series 2021-1, Class A1,
2.12% (B), 01/25/2026 (A)	790,930	751,487
Series 2021-2, Class A1,
2.12% (B), 03/25/2026 (A)	566,948	540,176
RALI Trust Series 2002-QS16, Class A3, 1-Month LIBOR + 16.62%, 13.23% (B), 10/25/2017	43	44
RBS Commercial Funding, Inc. Trust Series 2013-SMV, Class A, 3.26%, 03/11/2031 (A)	160,000	157,476
Seasoned Credit Risk Transfer Trust
Series 2019-1, Class MT,
3.50%, 07/25/2058	892,836	871,115
Series 2019-3, Class MB,
3.50%, 10/25/2058	565,021	526,356
Series 2019-4, Class M55D,
4.00%, 02/25/2059	712,131	713,809
Series 2022-1, Class MTU,
3.25%, 11/25/2061	865,278	829,828
Sequoia Mortgage Trust
Series 2003-1, Class 1A,
1-Month LIBOR + 0.76%, 2.36% (B), 04/20/2033	47,161	44,171
Series 2004-11, Class A1,
1-Month LIBOR + 0.60%, 2.20% (B), 12/20/2034	41,750	38,271

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Sequoia Mortgage Trust (continued)
Series 2004-8, Class A1,
1-Month LIBOR + 0.70%, 2.30% (B), 09/20/2034	$ 102,433	$ 92,923
Series 2004-9, Class A1,
1-Month LIBOR + 0.68%, 2.28% (B), 10/20/2034	68,028	62,701
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 07/15/2041 (A)	1,005,000	854,688
Structured Adjustable Rate Mortgage Loan Trust Series 2004-1, Class 4A4, 2.54% (B), 02/25/2034	85,558	82,459
Structured Asset Mortgage Investments II Trust
Series 2003-AR4, Class A1,
1-Month LIBOR + 0.70%, 2.30% (B), 01/19/2034	136,798	131,813
Series 2004-AR1, Class 1A1,
1-Month LIBOR + 0.70%, 2.30% (B), 03/19/2034	107,771	100,901
Series 2004-AR5, Class 1A1,
1-Month LIBOR + 0.66%, 2.26% (B), 10/19/2034	17,414	16,581
Series 2005-AR5, Class A3,
1-Month LIBOR + 0.50%, 2.10% (B), 07/19/2035	53,213	49,408
Thornburg Mortgage Securities Trust Series 2004-4, Class 3A, 1.94% (B), 12/25/2044	30,516	29,056
Toorak Mortgage Corp. Ltd. Series 2019-2, Class A1, 3.72% (B), 09/25/2022	233,126	232,012
Towd Point Mortgage Trust Series 2021-R1, Class A1, 2.92% (B), 11/30/2060 (A)	1,431,800	1,274,868
TVC Mortgage Trust Series 2020-RTL1, Class A1, 3.47%, 09/25/2024 (A)	894,743	892,236
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 06/10/2030 (A)	7,320	7,311
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class A4,
3.53%, 05/10/2063	12,207	12,186
Series 2013-C6, Class A4,
3.24%, 04/10/2046	286,000	284,060
UBS-Barclays Commercial Mortgage Trust, Interest Only STRIPS Series 2012-C2, Class XA, 1.14% (B), 05/10/2063 (A)	161,315	4
VOLT C LLC Series 2021-NPL9, Class A1, 1.99% (B), 05/25/2051 (A)	465,034	441,413
VOLT CI LLC Series 2021-NP10, Class A1, 1.99% (B), 05/25/2051 (A)	524,046	498,066

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
VOLT XCII LLC Series 2021-NPL1, Class A1, 1.89% (B), 02/27/2051 (A)	$ 378,473	$ 359,581
VOLT XCIII LLC Series 2021-NPL2, Class A1, 1.89% (B), 02/27/2051 (A)	1,247,934	1,183,285
VOLT XCIV LLC Series 2021-NPL3, Class A1, 2.24% (B), 02/27/2051 (A)	882,966	839,453
VOLT XCIX LLC Series 2021-NPL8, Class A1, 2.12% (B), 04/25/2051 (A)	469,799	443,895
VOLT XCVI LLC Series 2021-NPL5, Class A1, 2.12% (B), 03/27/2051 (A)	708,608	676,906
VOLT XCVII LLC Series 2021-NPL6, Class A1, 2.24% (B), 04/25/2051 (A)	723,757	688,846
Wachovia Bank Commercial Mortgage Trust, Interest Only STRIPS Series 2006-C24, Class XC, 0.00% (B), 03/15/2045 (A) (H)	44,658	0
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR11, Class A6,
2.52% (B), 10/25/2033	31,172	29,656
Series 2003-AR6, Class A1,
3.45% (B), 06/25/2033	9,615	9,098
Series 2003-S3, Class 1A4,
5.50%, 06/25/2033	18,219	17,570
Series 2003-S9, Class A8,
5.25%, 10/25/2033	17,882	17,006
Series 2004-AR3, Class A2,
3.08% (B), 06/25/2034	4,980	4,715
Washington Mutual Mortgage Pass-Through Certificates Trust Series 2005-4, Class CB7, 5.50%, 06/25/2035	64,499	60,508
Washington Mutual Mortgage Pass-Through Certificates Trust, Interest Only STRIPS
Series 2005-2, Class 1A4,
1-Month LIBOR + 5.05%, 3.43% (B), 04/25/2035	210,307	13,159
Series 2005-3, Class CX,
5.50%, 05/25/2035	82,680	13,681
Washington Mutual MSC Mortgage Pass-Through Certificates Trust, Principal Only STRIPS Series 2003-MS7, Class P, Zero Coupon, 03/25/2033	129	104
Wells Fargo Commercial Mortgage Trust
Series 2016-C35, Class A4,
2.93%, 07/15/2048	1,103,000	1,049,922
Series 2021-SAVE, Class A,
1-Month LIBOR + 1.15%, 2.47% (B), 02/15/2040 (A)	549,958	529,436

Total Mortgage-Backed Securities (Cost $32,149,648)		30,332,015

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS - 0.2%
California - 0.1%
City of Los Angeles Department of Airports, Revenue Bonds, Series C, 6.58%, 05/15/2039	$ 65,000	$ 74,555
University of California Regents Medical Center Pooled Revenue, Revenue Bonds, Series N, 3.71%, 05/15/2120	370,000	269,235

		343,790

New York - 0.1%
Port Authority of New York & New Jersey, Revenue Bonds,
4.46%, 10/01/2062	225,000	218,771
5.65%, 11/01/2040	155,000	173,601

		392,372

Ohio - 0.0% (E)
Ohio State University, Revenue Bonds,
Series A,
4.05%, 12/01/2056	106,000	102,023
4.80%, 06/01/2111	130,000	130,354

		232,377

Total Municipal Government Obligations (Cost $1,074,918)		968,539

U.S. GOVERNMENT AGENCY OBLIGATIONS - 26.6%
Federal Home Loan Mortgage Corp.
12-Month LIBOR + 1.69%, 1.94% (B), 12/01/2036	2,330	2,315
12-Month LIBOR + 1.67%, 1.97% (B), 11/01/2036	15,915	15,847
6-Month LIBOR + 1.62%, 2.00% (B), 08/01/2036	5,829	5,952
6-Month LIBOR + 1.78%, 2.29% (B), 07/01/2036	19,266	19,844
6-Month LIBOR + 1.74%, 2.31% (B), 10/01/2036	14,605	14,995
6-Month LIBOR + 1.91%, 2.36% (B), 03/01/2037	6,691	6,898
1-Year CMT + 2.25%, 2.37% (B), 02/01/2036	24,603	25,315
1-Year CMT + 2.25%, 2.38% (B), 01/01/2035	14,028	14,396
6-Month LIBOR + 2.11%, 2.40% (B), 02/01/2037	12,396	12,523
1-Year CMT + 2.36%, 2.48% (B), 10/01/2036	8,205	8,156
1-Year CMT + 2.37%, 2.61% (B), 09/01/2034	21,630	22,363
3.00%, 02/01/2052	939,395	877,031
12-Month LIBOR + 1.94%, 3.17% (B), 06/01/2036	27,214	28,102
1-Year CMT + 2.25%, 3.25% (B), 05/01/2036	4,149	4,301
3.50%, 01/01/2032 - 06/01/2043	637,124	625,997
4.00%, 06/01/2042 - 04/01/2049	1,380,131	1,387,586
4.50%, 05/01/2041 - 06/01/2048	582,786	596,348
5.50%, 08/01/2038	13,376	14,318

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. (continued)
6.00%, 01/01/2034 - 12/01/2034	$ 48,738	$ 50,082
6.50%, 11/01/2036	9,937	11,020
7.00%, 01/01/2031	29,731	31,330
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.62%, 01/25/2023	1,250,000	1,246,532
2.72%, 07/25/2026	896,000	874,074
2.77%, 05/25/2025	750,000	738,534
2.81%, 09/25/2024	406,515	402,800
2.93%, 01/25/2023	127,236	126,906
3.08%, 01/25/2031	1,179,000	1,141,741
3.30% (B), 11/25/2027	553,000	548,046
3.34% (B), 04/25/2028	465,000	460,379
3.69%, 01/25/2029	133,000	134,305
3.85% (B), 05/25/2028	1,340,000	1,348,070
3.90% (B), 08/25/2028	860,000	876,996
Federal Home Loan Mortgage Corp. REMIC
1-Month LIBOR + 0.40%, 1.20% (B), 07/15/2037	71,527	70,996
1-Month LIBOR + 0.35%, 1.67% (B), 06/15/2043	415,077	410,855
1-Month LIBOR + 0.40%, 1.72% (B), 10/15/2041	102,478	102,181
1-Month LIBOR + 0.44%, 1.76% (B), 02/15/2037	3,818	3,810
1-Month LIBOR + 0.55%, 1.87% (B), 08/15/2037	277,316	278,250
2.00%, 12/25/2051	1,173,498	1,080,019
1-Month LIBOR + 0.68%, 2.00% (B), 11/15/2037	128,765	129,967
3.50%, 03/15/2035	2,000,000	1,992,100
4.00%, 12/15/2041	126,826	129,890
5.00%, 12/15/2022 - 05/15/2041	418,729	441,917
5.50%, 12/15/2022 - 05/15/2038	224,436	239,325
(3.62) * 1-Month LIBOR + 27.21%, 5.50% (B), 05/15/2041	26,119	26,057
6.00%, 05/15/2027 - 04/15/2036	433,182	461,545
6.38%, 03/15/2032	38,979	42,074
6.40%, 11/15/2023	3,090	3,127
6.50%, 08/15/2031 - 07/15/2036	220,037	236,419
7.00%, 03/15/2024 - 05/15/2032	299,730	327,338
7.25%, 09/15/2030 - 12/15/2030	68,967	76,074
7.50%, 02/15/2023 - 08/15/2030	18,767	20,301
8.00%, 01/15/2030	62,529	69,504
(1.25) * 1-Month LIBOR + 10.13%, 8.47% (B), 07/15/2032	20,505	20,929
(2.00) * 1-Month LIBOR + 13.29%, 10.64% (B), 07/15/2033	17,289	18,509
(1.83) * 1-Month LIBOR + 14.76%, 12.33% (B), 09/15/2033	3,139	3,562
(3.33) * 1-Month LIBOR + 17.50%, 13.09% (B), 02/15/2040	36,582	40,667
(3.67) * 1-Month LIBOR + 24.49%, 19.64% (B), 06/15/2034	3,752	3,860
Federal Home Loan Mortgage Corp. REMIC, Interest Only STRIPS
1.01% (B), 01/15/2040	35,097	1,281

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. REMIC, Interest Only STRIPS (continued)
(1.00) * 1-Month LIBOR + 6.00%, 4.68% (B), 11/15/2037 - 02/15/2039	$ 51,269	$ 5,838
(1.00) * 1-Month LIBOR + 6.20%, 4.88% (B), 06/15/2038	106,095	10,866
(1.00) * 1-Month LIBOR + 6.37%, 5.05% (B), 10/15/2037	237,120	36,230
(1.00) * 1-Month LIBOR + 6.42%, 5.10% (B), 11/15/2037	26,758	3,219
(1.00) * 1-Month LIBOR + 6.80%, 5.48% (B), 04/15/2038	22,519	3,643
(1.00) * 1-Month LIBOR + 7.10%, 5.78% (B), 07/15/2036	9,016	1,354
(1.00) * 1-Month LIBOR + 8.00%, 6.68% (B), 03/15/2032	13,209	1,353
Federal Home Loan Mortgage Corp. REMIC, Principal Only STRIPS 12/15/2032 - 01/15/2040	88,392	76,106
Federal Home Loan Mortgage Corp. STRIPS
1-Month LIBOR + 0.55%, 1.87% (B), 07/15/2042 - 03/15/2044	513,260	520,737
3.00%, 08/15/2042 - 01/15/2044	919,637	875,119
3.50%, 07/15/2042	269,310	264,609
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
12-MTA + 1.20%, 1.68% (B), 10/25/2044	90,321	92,804
4.49% (B), 07/25/2032	100,581	101,407
6.50%, 02/25/2043	102,777	112,378
7.00%, 02/25/2043	31,000	33,206
7.50% (B), 08/25/2042	47,308	50,423
Federal Home Loan Mortgage Corp., Interest Only STRIPS 5.00%, 09/15/2035	19,497	4,126
Federal National Mortgage Association
0.67%, 10/25/2030	254,940	234,479
0.75%, 09/25/2028	1,314,708	1,242,328
1.00%, 11/25/2033	583,707	560,872
1.20%, 10/25/2030	145,000	130,101
1-Month LIBOR + 0.35%, 1.36% (B), 09/25/2042	260,826	257,417
1.50%, 01/01/2031	1,000,000	849,600
1.59%, 11/25/2028	277,487	252,840
1-Month LIBOR + 0.48%, 1.60% (B), 09/01/2024	847,260	846,438
1.76% (B), 11/25/2031	1,200,000	1,021,315
1-Month LIBOR + 0.93%, 1.86% (B), 11/25/2022	9,626	9,616
1-Month LIBOR + 0.26%, 1.88% (B), 11/25/2046	65,121	64,601
1-Month LIBOR + 0.55%, 2.17% (B), 08/25/2042	136,420	136,734
12-Month LIBOR + 1.79%, 2.29% (B), 01/01/2038	6,191	6,166
2.41%, 11/01/2029	1,616,807	1,497,901
2.42%, 10/01/2029	1,400,000	1,305,364
2.49%, 05/25/2026	992,689	962,131
2.50%, 12/01/2051 - 07/01/2061	3,321,351	2,993,113
1-Year CMT + 2.22%, 2.54% (B), 01/01/2036	8,210	8,500

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
2.63% (B), 06/01/2023	$ 229,217	$ 229,190
2.70%, 07/01/2026	1,429,797	1,394,716
2.72% (B), 04/01/2023	496,559	497,195
2.98%, 08/25/2029	733,000	710,219
3.00%, 01/01/2043 - 07/01/2060	1,962,401	1,844,771
3.02% (B), 08/25/2024	399,276	396,816
3.08%, 01/01/2028	2,000,000	1,972,227
3.09% (B), 04/25/2027	1,126,862	1,110,533
3.12%, 11/01/2026	920,207	912,172
3.16% (B), 03/25/2028	494,714	485,697
3.17% (B), 06/25/2027	804,721	794,365
3.18% (B), 02/25/2030	383,667	374,113
3.22% (B), 04/25/2029	870,507	856,995
3.29%, 08/01/2026	1,452,111	1,449,417
3.33%, 05/01/2028	1,959,249	1,950,707
3.34%, 02/01/2027	1,000,000	1,007,825
3.38%, 12/01/2023	1,385,220	1,390,480
3.42%, 05/01/2024	600,000	597,561
3.48% (B), 07/25/2028	997,000	992,896
3.50%, 08/01/2032 - 03/01/2060	2,551,916	2,499,476
3.54%, 06/01/2032	1,337,000	1,334,482
3.67% (B), 09/25/2028	994,902	998,427
3.76%, 12/01/2035	1,348,695	1,342,157
3.81%, 12/01/2028	730,000	743,244
4.00%, 07/01/2042 - 08/01/2048	1,689,167	1,696,320
4.45%, 07/01/2026	411,291	428,866
5.00%, 05/01/2023 - 06/01/2048	213,934	220,464
5.50%, 05/01/2036 - 01/01/2058	1,439,387	1,580,142
6.00%, 12/01/2032 - 11/01/2037	128,611	137,915
6.50%, 12/01/2022 - 10/01/2036	20,110	21,033
8.00%, 11/01/2037	3,401	3,570
Federal National Mortgage Association REMIC
1-Month LIBOR + 0.25%, 1.34% (B), 06/27/2036	13,878	13,686
1-Month LIBOR + 0.30%, 1.92% (B), 08/25/2041	35,477	35,328
1-Month LIBOR + 0.35%, 1.97% (B), 04/25/2035 - 08/25/2036	37,894	37,707
1-Month LIBOR + 0.40%, 2.02% (B), 10/25/2042	164,525	163,287
1-Month LIBOR + 0.50%, 2.12% (B), 05/25/2035 - 10/25/2042	305,248	305,404
3.00%, 01/25/2046	277,531	270,751
4.00%, 04/25/2033	120,310	121,722
4.50%, 07/25/2029	1,000,000	1,012,551
4.90% (B), 12/25/2042	66,444	66,404
5.00%, 07/25/2033 - 08/25/2040	1,074,012	1,127,477
5.27% (B), 10/25/2042	12,617	13,236
5.35% (B), 12/25/2042	36,742	37,167
5.50%, 04/25/2023 - 07/25/2038	399,545	421,114
5.75%, 06/25/2033	95,151	100,543
6.00% (B), 07/25/2023	8,675	8,776
6.00%, 11/25/2032 - 11/25/2039	171,181	182,264
(1.33) * 1-Month LIBOR + 7.47%, 6.05% (B), 08/25/2033	30,210	28,989
6.50%, 01/25/2032 - 05/25/2044	201,801	219,223

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association REMIC (continued)
7.00%, 03/25/2031 - 11/25/2041	$ 303,250	$ 337,049
(1.88) * 1-Month LIBOR + 11.28%, 8.23% (B), 07/25/2035	46,207	47,859
(1.67) * 1-Month LIBOR + 12.50%, 9.79% (B), 09/25/2033	4,616	4,903
(6.67) * 1-Month LIBOR + 54.00%, 10.00% (B), 03/25/2032	1,620	1,794
(2.00) * 1-Month LIBOR + 14.00%, 10.75% (B), 03/25/2038	3,860	3,732
(2.50) * 1-Month LIBOR + 13.75%, 11.10% (B), 07/25/2033	8,920	9,079
(1.83) * 1-Month LIBOR + 14.48%, 11.51% (B), 12/25/2032	2,686	2,870
(2.75) * 1-Month LIBOR + 16.50%, 12.04% (B), 05/25/2034	7,902	8,424
(2.00) * 1-Month LIBOR + 15.50%, 12.31% (B), 11/25/2031	10,081	11,111
(2.50) * 1-Month LIBOR + 17.38%, 13.32% (B), 07/25/2035	34,422	40,813
(2.75) * 1-Month LIBOR + 19.53%, 15.06% (B), 04/25/2034 - 05/25/2034	50,973	59,311
(4.00) * 1-Month LIBOR + 24.00%, 17.51% (B), 05/25/2034	4,585	5,342
(3.67) * 1-Month LIBOR + 24.57%, 18.61% (B), 03/25/2036	9,941	13,415
(4.00) * 1-Month LIBOR + 26.20%, 19.71% (B), 10/25/2036	3,469	4,300
(3.25) * 1-Month LIBOR + 25.19%, 19.91% (B), 02/25/2032	1,509	1,703
(4.00) * 1-Month LIBOR + 26.56%, 20.07% (B), 12/25/2036	3,228	3,943
Federal National Mortgage Association REMIC, Interest Only STRIPS
0.77% (B), 01/25/2038	14,936	513
0.91% (B), 08/25/2042	181,207	3,790
1.23% (B), 04/25/2041	23,187	1,234
(1.00) * 1-Month LIBOR + 5.85%, 4.23% (B), 09/25/2038	68,853	7,560
(1.00) * 1-Month LIBOR + 5.91%, 4.29% (B), 02/25/2038	34,694	4,110
(1.00) * 1-Month LIBOR + 6.10%, 4.48% (B), 06/25/2037	18,181	2,135
(1.00) * 1-Month LIBOR + 6.18%, 4.56% (B), 12/25/2039	5,767	620
(1.00) * 1-Month LIBOR + 6.20%, 4.58% (B), 03/25/2038	6,873	758
(1.00) * 1-Month LIBOR + 6.42%, 4.80% (B), 04/25/2040	10,369	1,159
(1.00) * 1-Month LIBOR + 6.53%, 4.91% (B), 01/25/2041	146,669	22,537
(1.00) * 1-Month LIBOR + 6.54%, 4.92% (B), 09/25/2037	25,350	3,524
(1.00) * 1-Month LIBOR + 6.55%, 4.93% (B), 02/25/2039	13,867	2,019
(1.00) * 1-Month LIBOR + 6.58%, 4.96% (B), 06/25/2036	15,072	1,864
(1.00) * 1-Month LIBOR + 6.70%, 5.08% (B), 03/25/2036	297,973	39,369

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association REMIC, Interest Only STRIPS (continued)
(1.00) * 1-Month LIBOR + 7.15%, 5.53% (B), 07/25/2037	$ 44,239	$ 7,737
6.50%, 05/25/2033	11,876	2,165
7.00%, 06/25/2033	15,958	2,790
Federal National Mortgage Association REMIC, Principal Only STRIPS 12/25/2032 - 12/25/2043	807,860	674,476
Federal National Mortgage Association, Interest Only STRIPS
1.99%, 11/25/2028	1,586,559	159,503
2.00% (B), 10/25/2030	2,383,569	221,245
2.09% (B), 11/25/2033	3,733,475	426,660
2.11% (B), 07/25/2030	6,828,896	746,875
Federal National Mortgage Association, Principal Only STRIPS 09/25/2024 - 01/25/2033	21,712	19,555
FREMF Mortgage Trust
3.70% (B), 11/25/2049 (A)	529,000	509,163
3.85% (B), 01/25/2048 (A)	760,000	744,753
4.02% (B), 07/25/2049 (A)	420,000	419,039
4.21% (B), 11/25/2047 (A)	490,000	483,253
FREMF Trust Series 2018-W5FX, Class BFX, 3.79% (B), 04/25/2028 (A)	900,000	840,001
Government National Mortgage Association
1-Month LIBOR + 0.30%, 1.10% (B), 08/20/2060	377	373
1-Month LIBOR + 0.34%, 1.14% (B), 12/20/2062	145,982	144,357
1-Month LIBOR + 0.40%, 1.20% (B), 12/20/2060	323,181	320,107
1-Month LIBOR + 0.41%, 1.21% (B), 03/20/2063	276,598	273,956
1-Month LIBOR + 0.43%, 1.23% (B), 04/20/2060	2,143	2,116
1-Month LIBOR + 0.45%, 1.25% (B), 03/20/2060 - 08/20/2067	673,644	668,523
1-Month LIBOR + 0.47%, 1.27% (B), 07/20/2064 - 08/20/2065	1,702,340	1,686,166
1-Month LIBOR + 0.48%, 1.28% (B), 02/20/2065	784,899	776,492
1-Month LIBOR + 0.50%, 1.30% (B), 06/20/2064 - 07/20/2064	2,065,972	2,043,673
1-Month LIBOR + 0.52%, 1.32% (B), 10/20/2062 - 09/20/2065	472,200	467,909
1-Month LIBOR + 0.55%, 1.35% (B), 07/20/2062	440	436
1-Month LIBOR + 0.58%, 1.38% (B), 09/20/2062 - 05/20/2066	132,251	131,648
1-Month LIBOR + 0.65%, 1.45% (B), 01/20/2064 - 03/20/2064	1,263,329	1,257,611
1-Month LIBOR + 0.66%, 1.46% (B), 12/20/2065	309,012	307,060
1-Month LIBOR + 0.70%, 1.50% (B), 05/20/2061	1,196	1,190
1.65%, 01/20/2063	1,850	1,810
1-Month LIBOR + 1.00%, 1.80% (B), 12/20/2066	298,532	298,936

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association (continued)
2.00%, 05/16/2049	$ 12,958	$ 12,789
2.45% (B), 07/16/2048	1,452	1,438
2.50%, 08/20/2051 - 10/20/2051	6,188,366	5,687,382
1-Year CMT + 1.68%, 3.29% (B), 04/20/2072	896,253	929,140
1-Year CMT + 1.74%, 3.44% (B), 04/20/2072	964,688	1,002,715
1-Year CMT + 1.78%, 3.47% (B), 04/20/2072	942,055	982,210
3.50%, 06/20/2046 - 02/20/2052	1,600,968	1,573,200
3.69% (B), 05/20/2072	856,643	887,142
4.50%, 05/20/2048 - 11/20/2049	3,596,154	3,696,694
4.76% (B), 10/20/2043	387,042	405,339
5.00%, 05/20/2052	1,098,709	1,128,435
5.50%, 01/16/2033 - 09/20/2039	615,923	644,718
5.55% (B), 01/20/2038	174,228	187,750
5.60% (B), 07/20/2040	122,607	133,179
5.89% (B), 12/20/2038	50,869	54,541
6.00%, 09/20/2038 - 08/20/2039	79,581	86,834
6.50%, 06/20/2033	309,633	323,017
(2.00) * 1-Month LIBOR + 13.40%, 10.21% (B), 10/20/2037	11,345	10,983
(2.41) * 1-Month LIBOR + 16.43%, 12.80% (B), 06/17/2035	6,364	6,543
(2.20) * 1-Month LIBOR + 16.72%, 13.40% (B), 05/18/2034	179	189
(3.00) * 1-Month LIBOR + 20.21%, 15.42% (B), 09/20/2037	4,597	5,301
(2.75) * 1-Month LIBOR + 19.66%, 15.51% (B), 04/16/2034	18,460	21,377
(3.50) * 1-Month LIBOR + 23.28%, 17.69% (B), 04/20/2037	17,023	19,232
(4.91) * 1-Month LIBOR + 29.46%, 21.63% (B), 09/20/2034	8,771	10,314
Government National Mortgage Association, Interest Only STRIPS
(1.00) * 1-Month LIBOR + 5.70%, 4.10% (B), 12/20/2038	20,652	1,455
(1.00) * 1-Month LIBOR + 5.83%, 4.23% (B), 02/20/2038	33,482	2,002
(1.00) * 1-Month LIBOR + 6.00%, 4.40% (B), 11/20/2037	31,148	1,529
(1.00) * 1-Month LIBOR + 6.08%, 4.48% (B), 06/20/2039	18,922	1,586
(1.00) * 1-Month LIBOR + 6.10%, 4.50% (B), 10/20/2034	41,015	3,161
(1.00) * 1-Month LIBOR + 6.10%, 4.59% (B), 02/16/2039	9,882	102
(1.00) * 1-Month LIBOR + 6.20%, 4.60% (B), 03/20/2037 - 06/20/2038	72,523	4,887
(1.00) * 1-Month LIBOR + 6.27%, 4.67% (B), 04/20/2039	23,558	1,930
(1.00) * 1-Month LIBOR + 6.30%, 4.70% (B), 09/20/2035 - 03/20/2039	73,919	7,838
(1.00) * 1-Month LIBOR + 6.40%, 4.89% (B), 05/16/2038	72,870	6,649
(1.00) * 1-Month LIBOR + 6.55%, 4.95% (B), 11/20/2037 - 12/20/2037	28,731	1,405

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association, Interest Only STRIPS (continued)
(1.00) * 1-Month LIBOR + 6.47%, 4.96% (B), 06/16/2037	$ 22,973	$ 1,343
(1.00) * 1-Month LIBOR + 6.75%, 5.15% (B), 07/20/2037	55,258	5,071
(1.00) * 1-Month LIBOR + 6.81%, 5.30% (B), 04/16/2037	18,789	2,196
5.50%, 10/16/2037	11,337	195
6.50%, 03/20/2039	14,760	2,727
Government National Mortgage Association, Principal Only STRIPS 03/16/2033 - 01/20/2038	53,103	48,952
Resolution Funding Corp., Principal Only STRIPS Zero Coupon, 04/15/2030	400,000	305,823
Tennessee Valley Authority
4.25%, 09/15/2065	397,000	409,699
4.63%, 09/15/2060	257,000	285,469
5.88%, 04/01/2036	698,000	849,928
Tennessee Valley Authority, Principal Only STRIPS
11/01/2025 - 03/15/2032	1,050,000	885,151
01/15/2038	150,000	80,658
Uniform Mortgage-Backed Security
3.50%, TBA (I)	6,415,000	6,178,697
4.00%, TBA (I)	5,400,000	5,331,234
4.50%, TBA (I)	1,460,000	1,467,471
Vendee Mortgage Trust Series 1997-1, Class 2Z, 7.50%, 02/15/2027	103,805	109,532

Total U.S. Government Agency Obligations (Cost $119,103,946)		114,709,783

U.S. GOVERNMENT OBLIGATIONS - 26.3%
U.S. Treasury - 26.2%
U.S. Treasury Bond
1.25%, 05/15/2050	52,000	33,384
1.38%, 08/15/2050	165,000	109,615
1.63%, 11/15/2050	825,000	585,460
1.75%, 08/15/2041	2,405,000	1,840,295
1.88%, 02/15/2041 - 11/15/2051	11,192,600	8,559,982
2.00%, 11/15/2041 - 08/15/2051	4,753,000	3,717,357
2.25%, 05/15/2041 - 08/15/2049	4,583,100	3,809,463
2.25%, 02/15/2052 (F)	2,250,000	1,867,500
2.38%, 02/15/2042 (F)	2,375,000	2,025,059
2.38%, 11/15/2049	3,390,000	2,886,400
2.50%, 02/15/2045 - 02/15/2046	4,000,000	3,415,293
2.75%, 11/15/2042	2,080,000	1,872,975
2.88%, 05/15/2043 - 08/15/2045	2,685,000	2,461,417
3.00%, 11/15/2044 - 02/15/2048	464,000	437,724
3.13%, 02/15/2043 - 05/15/2048	1,184,000	1,138,567
3.50%, 02/15/2039	1,413,500	1,483,292
3.63%, 08/15/2043 - 02/15/2044	1,354,000	1,397,289
3.75%, 11/15/2043	2,923,000	3,074,402
3.88%, 08/15/2040	790,000	855,792
4.25%, 05/15/2039	835,000	957,869

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Bond, Principal Only STRIPS
05/15/2023 - 08/15/2041 (F)	$ 14,805,000	$ 12,974,297
08/15/2023 - 11/15/2034	4,350,000	3,524,962
U.S. Treasury Note
0.38%, 01/31/2026 (F)	305,000	277,669
0.38%, 09/30/2027	120,000	104,564
0.50%, 02/28/2026	4,170,000	3,805,451
0.63%, 08/15/2030	330,000	274,248
0.75%, 04/30/2026	210,000	192,757
0.88%, 06/30/2026 - 09/30/2026	315,000	288,590
1.25%, 07/31/2023 - 03/31/2028 (F)	5,390,000	5,109,818
1.25%, 06/30/2028 - 08/15/2031	9,410,000	8,424,156
1.38%, 09/30/2023 - 11/15/2031	7,162,100	6,563,775
1.50%, 02/15/2030 (F)	270,000	242,989
1.63%, 08/15/2029 - 05/15/2031	940,000	842,697
1.75%, 05/15/2023 - 01/31/2029 (F)	3,145,000	3,095,406
1.75%, 12/31/2026	165,000	156,221
1.88%, 02/28/2029 (F)	2,900,000	2,700,852
1.88%, 02/15/2032	2,775,000	2,520,914
2.00%, 02/15/2023 - 02/15/2025 (F)	4,531,000	4,480,983
2.13%, 02/29/2024 - 05/15/2025 (F)	3,768,000	3,702,588
2.25%, 11/15/2024 (F)	238,000	234,105
2.25%, 02/15/2027	200,000	193,117
2.50%, 02/28/2026	290,000	284,778
2.75%, 05/31/2023	184,000	183,741
2.88%, 04/30/2025 - 05/15/2032	9,915,000	9,823,201

		112,531,013

U.S. Treasury Inflation-Protected Securities - 0.1%
U.S. Treasury Inflation-Protected Indexed Bond
2.13%, 02/15/2040	267,472	315,641
2.50%, 01/15/2029	134,632	150,107

		465,748

Total U.S. Government Obligations (Cost $123,727,957)		112,996,762

	Shares	Value
OTHER INVESTMENT COMPANY - 5.1%
Securities Lending Collateral - 5.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.54% (J)	22,164,021	$ 22,164,021

Total Other Investment Company (Cost $22,164,021)		22,164,021

	Principal	Value
REPURCHASE AGREEMENT - 3.3%
Fixed Income Clearing Corp., 0.35% (J), dated 06/30/2022, to be repurchased at $14,218,526 on 07/01/2022. Collateralized by a U.S. Government Obligation, 3.00%, due 06/30/2024, and with a value of $14,502,817.	$ 14,218,388	14,218,388

Total Repurchase Agreement (Cost $14,218,388)		14,218,388

Total Investments (Cost $498,362,890)		463,480,410
Net Other Assets (Liabilities) - (7.6)%		(32,813,633)

Net Assets - 100.0%		$430,666,777

INVESTMENT VALUATION:

Valuation Inputs (K)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (L)	Value
ASSETS
Investments
Asset-Backed Securities	$—	$38,650,139	$2,300,246	$40,950,385
Corporate Debt Securities	—	122,690,391	—	122,690,391
Foreign Government Obligations	—	4,450,126	—	4,450,126
Mortgage-Backed Securities	—	30,332,015	—	30,332,015
Municipal Government Obligations	—	968,539	—	968,539
U.S. Government Agency Obligations	—	114,709,783	—	114,709,783
U.S. Government Obligations	—	112,996,762	—	112,996,762
Other Investment Company	22,164,021	—	—	22,164,021
Repurchase Agreement	—	14,218,388	—	14,218,388

Total Investments	$22,164,021	$439,016,143	$2,300,246	$463,480,410

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2022, the total value of 144A securities is $95,446,496, representing 22.2% of the Portfolio’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(C)	Fair valued as determined in good faith in accordance with procedures established by the Board. At June 30, 2022, the total value of securities is $2,557,226, representing 0.6% of the Portfolio’s net assets.
(D)	Securities are Level 3 of the fair value hierarchy.
(E)	Percentage rounds to less than 0.1% or (0.1)%.
(F)	All or a portion of the securities are on loan. The total value of all securities on loan is $34,913,076, collateralized by cash collateral of $22,164,021 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $13,468,384. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(G)	Perpetual maturity. The date displayed is the next call date.
(H)	Rounds to less than $1 or $(1).
(I)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after June 30, 2022. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(J)	Rates disclosed reflect the yields at June 30, 2022.
(K)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2022. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(L)	Level 3 securities were not considered significant to the Portfolio.

PORTFOLIO ABBREVIATIONS:

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
MTA	Month Treasury Average
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Core Bond VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2022

(unaudited)

Assets:
Investments, at value (cost $484,144,502) (including securities loaned of $34,913,076)	$449,262,022
Repurchase agreement, at value (cost $14,218,388)	14,218,388
Cash	123,310
Receivables and other assets:
Investments sold	979,326
Net income from securities lending	4,601
Shares of beneficial interest sold	7,906
Interest	2,198,460
Tax reclaims	525
Prepaid expenses	1,838

Total assets	466,796,376

Liabilities:
Cash collateral received upon return of:
Securities on loan	22,164,021
Payables and other liabilities:
When-issued, delayed-delivery, forward and TBA commitments purchased	13,049,474
Shares of beneficial interest redeemed	466,771
Investment management fees	159,764
Distribution and service fees	63,184
Transfer agent costs	1,027
Trustees, CCO and deferred compensation fees	6,534
Audit and tax fees	23,334
Custody fees	35,980
Legal fees	3,474
Printing and shareholder reports fees	146,931
Other accrued expenses	9,105

Total liabilities	36,129,599

Net assets	$430,666,777

Net assets consist of:
Capital stock ($0.01 par value)	$357,591
Additional paid-in capital	449,663,559
Total distributable earnings (accumulated losses)	(19,354,373)

Net assets	$430,666,777

Net assets by class:
Initial Class	$125,095,447
Service Class	305,571,330

Shares outstanding:
Initial Class	10,942,343
Service Class	24,816,778

Net asset value and offering price per share:
Initial Class	$11.43
Service Class	12.31

STATEMENT OF OPERATIONS

For the period ended June 30, 2022

(unaudited)

Investment Income:
Interest income	$6,461,997
Net income from securities lending	22,350

Total investment income	6,484,347

Expenses:
Investment management fees	1,036,211
Distribution and service fees:
Service Class	411,568
Transfer agent costs	2,639
Trustees, CCO and deferred compensation fees	8,125
Audit and tax fees	23,916
Custody fees	68,587
Legal fees	13,834
Printing and shareholder reports fees	42,172
Other	12,625

Total expenses	1,619,677

Net investment income (loss)	4,864,670

Net realized gain (loss) on:
Investments	(2,065,673)

Net change in unrealized appreciation (depreciation) on:
Investments	(50,422,252)

Net realized and change in unrealized gain (loss)	(52,487,925)

Net increase (decrease) in net assets resulting from operations	$(47,623,255)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Core Bond VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2022 (unaudited)	December 31, 2021
From operations:
Net investment income (loss)	$4,864,670	$9,919,797
Net realized gain (loss)	(2,065,673)	2,894,079
Net change in unrealized appreciation (depreciation)	(50,422,252)	(19,197,060)

Net increase (decrease) in net assets resulting from operations	(47,623,255)	(6,383,184)

Dividends and/or distributions to shareholders:
Initial Class	—	(9,295,278)
Service Class	—	(21,566,057)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(30,861,335)

Capital share transactions:
Proceeds from shares sold:
Initial Class	1,524,540	13,550,075
Service Class	8,425,908	31,844,028

	9,950,448	45,394,103

Dividends and/or distributions reinvested:
Initial Class	—	9,295,278
Service Class	—	21,566,057

	—	30,861,335

Cost of shares redeemed:
Initial Class	(9,704,909)	(26,562,021)
Service Class	(29,559,290)	(42,748,948)

	(39,264,199)	(69,310,969)

Net increase (decrease) in net assets resulting from capital share transactions	(29,313,751)	6,944,469

Net increase (decrease) in net assets	(76,937,006)	(30,300,050)

Net assets:
Beginning of period/year	507,603,783	537,903,833

End of period/year	$430,666,777	$507,603,783

Capital share transactions - shares:
Shares issued:
Initial Class	130,174	1,054,606
Service Class	650,046	2,238,551

	780,220	3,293,157

Shares reinvested:
Initial Class	—	730,187
Service Class	—	1,569,582

	—	2,299,769

Shares redeemed:
Initial Class	(799,247)	(1,986,483)
Service Class	(2,325,518)	(3,016,244)

	(3,124,765)	(5,002,727)

Net increase (decrease) in shares outstanding:
Initial Class	(669,073)	(201,690)
Service Class	(1,675,472)	791,889

	(2,344,545)	590,199

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Core Bond VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2022 (unaudited)		December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018		December 31, 2017
Net asset value, beginning of period/year	$12.63		$13.65	$13.23	$12.52	$12.94		$12.86

Investment operations:
Net investment income (loss) (A)	0.14		0.27	0.32	0.35	0.34		0.31
Net realized and unrealized gain (loss)	(1.34)		(0.40)	0.66	0.72	(0.33)		0.16

Total investment operations	(1.20)		(0.13)	0.98	1.07	0.01		0.47

Dividends and/or distributions to shareholders:
Net investment income	—		(0.38)	(0.52)	(0.36)	(0.43)		(0.39)
Net realized gains	—		(0.51)	(0.04)	—	—		—

Total dividends and/or distributions to shareholders	—		(0.89)	(0.56)	(0.36)	(0.43)		(0.39)

Net asset value, end of period/year	$11.43		$12.63	$13.65	$13.23	$12.52		$12.94

Total return	(9.50	)%(B)	(1.03)%	7.46%	8.53%	0.08%		3.66%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$125,095		$146,690	$161,281	$363,293	$351,911		$352,261
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.52	%(C)	0.52%	0.52%	0.52%	0.51%		0.52%
Including waiver and/or reimbursement and recapture	0.52	%(C)	0.52%	0.52%	0.52%	0.51	%(D)	0.52	%(D)
Net investment income (loss) to average net assets	2.29	%(C)	2.08%	2.37%	2.65%	2.70%		2.37%
Portfolio turnover rate	16	%(B)	27%	30%	26%	35%		26%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2022 (unaudited)		December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018		December 31, 2017
Net asset value, beginning of period/year	$13.62		$14.65	$14.17	$13.39	$13.80		$13.69

Investment operations:
Net investment income (loss) (A)	0.13		0.26	0.31	0.33	0.33		0.29
Net realized and unrealized gain (loss)	(1.44)		(0.44)	0.70	0.78	(0.35)		0.18

Total investment operations	(1.31)		(0.18)	1.01	1.11	(0.02)		0.47

Dividends and/or distributions to shareholders:
Net investment income	—		(0.34)	(0.49)	(0.33)	(0.39)		(0.36)
Net realized gains	—		(0.51)	(0.04)	—	—		—

Total dividends and/or distributions to shareholders	—		(0.85)	(0.53)	(0.33)	(0.39)		(0.36)

Net asset value, end of period/year	$12.31		$13.62	$14.65	$14.17	$13.39		$13.80

Total return	(9.62	)%(B)	(1.27)%	7.16%	8.25%	(0.09)%		3.42%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$305,572		$360,914	$376,623	$320,594	$274,017		$278,675
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.77	%(C)	0.77%	0.77%	0.77%	0.76%		0.77%
Including waiver and/or reimbursement and recapture	0.77	%(C)	0.77%	0.77%	0.77%	0.76	%(D)	0.77	%(D)
Net investment income (loss) to average net assets	2.04	%(C)	1.83%	2.11%	2.40%	2.45%		2.13%
Portfolio turnover rate	16	%(B)	27%	30%	26%	35%		26%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Core Bond VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2022

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica JPMorgan Core Bond VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Core Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

1. ORGANIZATION (continued)

period ended June 30, 2022, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2022 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Core Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

3. INVESTMENT VALUATION (continued)

share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Core Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

4. SECURITIES AND OTHER INVESTMENTS

Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2022, if any, are identified within the Schedule of Investments.

Treasury inflation-protected securities (“TIPS”): The Portfolio may invest in TIPS, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds and notes. For bonds and notes that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

TIPS held at June 30, 2022, if any, are included within the Schedule of Investments. The adjustments, if any, to principal due to inflation/deflation are reflected as increases/decreases to Interest income within the Statement of Operations, with a corresponding adjustment to Investments, at cost within the Statement of Assets and Liabilities.

When-issued, delayed-delivery, forward, and to be announced (“TBA”) commitment transactions: The Portfolio may purchase or sell securities on a when-issued, delayed-delivery, forward and TBA commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio engages in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolio engages in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Delayed-delivery transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolio if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolio is delayed or prevented from completing the transaction. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolio sells a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses on the security.

TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of a Portfolio’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities. TBA collateral requirements are typically calculated by netting the mark-to-market amount for each transaction and comparing that amount to the value of the collateral currently pledged by a Portfolio and the counterparty. Cash collateral that has been pledged to cover the obligations of a Portfolio and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as Cash collateral pledged at broker for TBA commitments or Cash collateral at broker for TBA commitments, respectively. Non-cash collateral pledged by a Portfolio, if any, is disclosed within the Schedule of Investments. Typically, a Portfolio is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted. To the extent amounts due to a Portfolio are not fully collateralized, contractually or otherwise, a Portfolio bears the risk of loss from counterparty non-performance.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Core Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

4. SECURITIES AND OTHER INVESTMENTS (continued)

When-issued, delayed-delivery, forward and TBA commitment transactions held at June 30, 2022, if any, are identified within the Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, forward and TBA commitments purchased or sold within the Statement of Assets and Liabilities.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2022, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2022.

Repurchase agreements at June 30, 2022, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Core Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2022, if any, are shown on a gross basis within the Schedule of Investments.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2022.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Corporate Debt Securities	$1,800,139	$—	$—	$—	$1,800,139
U.S. Government Obligations	20,363,882	—	—	—	20,363,882
Total Securities Lending Transactions	$22,164,021	$—	$—	$—	$22,164,021
Total Borrowings	$22,164,021	$—	$—	$—	$22,164,021

6. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities and other assets may go up or down, sometimes sharply and unpredictably, due to general market conditions, overall economic trends or events, inflation, changes in interest rates, government actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by wars, tariffs, trade disputes or other factors, political developments, investor sentiment, the global and domestic effects of a pandemic or other health emergency, and other factors that may or may not be related to the issuer of the security or other asset. The market prices of securities and other assets also may go down due to events or conditions that affect particular sectors, industries, issuers, or geographies. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets. If the value of the Portfolio’s securities and assets fall, the value of your investment will go down. The Portfolio may experience a substantial or complete loss on any individual security or asset.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, the imposition of economic sanctions, public health events (such as the spread of infectious disease), wars, terrorism, cybersecurity events, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. In the past decade, financial markets throughout the world have experienced increased volatility and decreased liquidity. These conditions may continue or worsen. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down. Securities markets may also be susceptible to market manipulation or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or adversely affect the value of securities traded in these markets, including the Portfolio’s securities.

The pandemic of the novel coronavirus respiratory disease designated COVID-19 has resulted in economic downturns throughout the world, severe losses, particularly to some sectors of the economy and individual issuers, and reduced liquidity of many instruments. There also have been significant disruptions to business operations, including business closures; strained healthcare systems; disruptions to supply chains and employee availability; large fluctuations in consumer demand; and widespread uncertainty regarding the duration and long-term effects of the pandemic. Economic downturns may be prolonged, and political and social instability, continued volatility and decreased liquidity in the securities markets may result. Developing or emerging market countries may be more impacted by the pandemic.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. These and other government intervention into the economy and financial markets may not work as intended. In addition, government actions to mitigate the economic impact of the pandemic have resulted in large expansion of government deficits and debt, the long-term consequences of which are not known. Rates of inflation have recently risen, which could adversely affect economies and markets. The pandemic could continue to adversely affect the value and liquidity of the Portfolio’s investments.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Core Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

6. RISK FACTORS (continued)

Europe: A number of countries in Europe have experienced severe economic and financial difficulties; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen or spread within or outside Europe. Responses to the financial problems by European governments, central banks and others may not work, may result in conflicts and social unrest and may limit future growth and economic recovery or have other unintended consequences. In January, 2020, through “Brexit,” the United Kingdom withdrew from the European Union. The ramifications of Brexit are unknown, and the implications of possible political, regulatory, economic, and market outcomes could be significant. The United Kingdom has one of the largest economies in Europe and is a major trading partner with European Union countries and the United States. Brexit may create additional and substantial economic stresses for the United Kingdom, including a contraction of the United Kingdom’s economy, decreased trade, capital outflows, devaluation of the British pound, and a decrease in business and consumer spending and investment. The negative impact on not only the United Kingdom and European Union economies but also the broader global economy could be significant. A number of countries in Europe have suffered terror attacks, and additional attacks may occur in the future. Europe has also been struggling with mass migration from the Middle East, Eastern Europe and Africa. The ultimate effects of these events and other socio-political or geopolitical issues could profoundly affect global economies and markets. Whether or not the Portfolio invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of the Portfolio’s investments.

Additional Market Disruption: Russia’s invasion of Ukraine in February, 2022, the resulting responses by the United States and other countries, and the potential for wider conflict, have increased and may continue to increase volatility and uncertainty in financial markets worldwide. The United States and other countries have imposed broad-ranging economic sanctions on Russia and Russian entities and individuals, and may impose additional sanctions, including on other countries that provide military or economic support to Russia. These sanctions, among other things, restrict companies from doing business with Russia and Russian issuers, and may adversely affect companies with economic or financial exposure to Russia and Russian issuers. The extent and duration of Russia’s military actions and the repercussions of such actions are not known. The invasion may widen beyond Ukraine and may escalate, including through retaliatory actions and cyberattacks by Russia and even other countries. These events may result in further and significant market disruptions and may adversely affect regional and global economies including those of Europe and the United States. Certain industries and markets, such as those involving oil, natural gas and other commodities, as well as global supply chains, may be particularly adversely affected. Whether or not the Portfolio invests in securities of issuers located in Russia, Ukraine and adjacent countries or with significant exposure to issuers in these countries, these events could negatively affect the value and liquidity of the Portfolio’s investments.

Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Portfolio falls, the value of your investment will go down. The Portfolio may lose its entire investment in the fixed-income securities of an issuer.

Interest rate risk: Interest rates in the U.S. and certain foreign markets have been low relative to historic levels. The Portfolio faces a risk that interest rates may rise. The value of fixed-income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates also may affect the liquidity of the Portfolio’s investments. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities generally and could also result in increased redemptions from the Portfolio. Increased redemptions could cause the Portfolio to sell securities at inopportune times or depressed prices and result in further losses.

LIBOR risk: Many financial instruments, financings or other transactions to which the Portfolio may be a party use or may use a floating rate based on the London Interbank Offered Rate (“LIBOR”). The UK Financial Conduct Authority and LIBOR’s administrator announced that the use of LIBOR will be phased out; most LIBOR rates are no longer published as of the end of 2021 and a majority of U.S.dollar LIBOR rates will no longer be published after June 30, 2023. It is possible that a subset of LIBOR rates may be published after these dates on a “synthetic” basis, but any such publications would be considered non-representative of the underlying market. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Portfolio, issuers of instruments in which the Portfolio invests, and financial markets generally. As such, the potential effect of a transition away from LIBOR on the Portfolio or the Portfolio’s investments cannot yet be determined.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Core Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee, CCO and deferred compensation fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints	Rate
First $750 million	0.450%
Over $750 million up to $1 billion	0.390
Over $1 billion up to $1.5 billion	0.375
Over $1.5 billion up to $3 billion	0.370
Over $3 billion	0.365

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net assets. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Effective May 1, 2022
Initial Class	0.57%	May 1, 2023
Service Class	0.83	May 1, 2023
Prior to May 1, 2022
Initial Class	0.58

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2022 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Core Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

As of June 30, 2022, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2023. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Technology Holdings, Inc (“SS&C”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C related to applicable sub-transfer agency services. For the period ended June 30, 2022, (i) the expenses paid to SS&C by the Portfolio are referred to as Transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C by the Portfolio are referred to as Transfer agent costs within the Statement of Assets and Liabilities.

Deferred compensation plan: Effective September 23, 2021, the Board has approved the termination of the deferred compensation plan. Payments will be made to applicable current and former Board members consistent with Section 409A of the Code. Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2022, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2022.

8. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2022, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$17,075,539	$52,753,874	$42,016,763	$34,542,762

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Core Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)

Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2022, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$498,362,890	$549,701	$(35,432,181)	$(34,882,480)

10. NEW ACCOUNTING PRONOUNCEMENT

In January 2021, the Financial Accounting Standards Board issued Accounting Standards Update No. 2021-01 (“ASU 2021-01”), “Reference Rate Reform (Topic 848)”. ASU 2021-01 is an update of ASU 2020-04, which is in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The ASU 2021-01 update clarifies that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. The amendments in this update are effective immediately through December 31, 2022, for all entities. Management does not expect ASU 2021-01 to have a material impact on the financial statements.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Core Bond VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 15-16, 2022, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica JPMorgan Core Bond VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and J.P. Morgan Investment Management, Inc. (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2023.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2021. Based on these considerations, the

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Core Bond VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was in line with the median for its peer universe for the past 1-year period and below the median for the past 3-, 5- and 10-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was above its benchmark for the past 1-year period and below its benchmark for the past 3-, 5- and 10-year periods. The Trustees noted that, subject to shareholder approval, effective on or about November 1, 2022, Aegon USA Investment Management, LLC will replace J.P. Morgan Investment Management, Inc. as sub-adviser to the Portfolio and will begin managing the Portfolio pursuant to a different investment objective and different investment strategies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were below the median for its peer group and in line with the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Core Bond VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Core Bond VP

APPROVAL OF SUB-ADVISORY AGREEMENT

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board” or “Board Members”) held on June 15-16, 2022, the Board considered the termination of J.P. Morgan Investment Management, Inc. (“JPMorgan”) as sub-adviser to Transamerica JPMorgan Core Bond VP (the “Portfolio”) and the approval of the proposed sub-advisory agreement (the “New Core Bond Sub-Advisory Agreement”) between TAM and Aegon USA Investment Management, LLC (“AUIM”) with respect to the Portfolio, as well as the approval of a revised management fee schedule for the Portfolio.

Following its review and consideration, the Board determined that the terms of the New Core Bond Sub-Advisory Agreement were reasonable and that the termination of JPMorgan as sub-adviser to the Portfolio and the approval of the New Core Bond Sub-Advisory Agreement were in the best interests of the Portfolio and its investors. The Board, including the Independent Board Members, authorized TAM to terminate the sub-advisory agreement with JPMorgan and unanimously approved the New Core Bond Sub-Advisory Agreement for an initial two-year period. The Board, including the Independent Board Members, also unanimously approved the revised management fee schedule for the Portfolio.

Prior to reaching their decision, the Board Members requested and received from TAM and AUIM certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the proposed New Core Bond Sub-Advisory Agreement, including information they had previously received from TAM as part of their regular oversight of the Portfolio and from AUIM as part of their regular oversight of other funds sub-advised by AUIM, and knowledge they gained over time through meeting with TAM and AUIM. Among other materials, the Board Members considered fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Board Members met privately without representatives of TAM or AUIM present and were represented throughout the process by their independent legal counsel. In considering whether to approve the New Core Bond Sub-Advisory Agreement, the Board Members evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. The Board Members based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Board Member may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services to be Provided

In evaluating the nature, extent and quality of the services to be provided by AUIM under the New Core Bond Sub-Advisory Agreement, the Board Members considered, among other things, information provided by TAM and AUIM regarding the operations, facilities, organization and personnel of AUIM, the ability of AUIM to perform its duties under the New Core Bond Sub-Advisory Agreement and the proposed changes to the Portfolio’s principal investment strategies. The Board Members further considered that: (i) AUIM is an experienced asset management firm; (ii) TAM is recommending that AUIM be appointed as sub-adviser to the Portfolio; and (iii) TAM believes that AUIM has the capabilities, resources and personnel necessary to provide sub-advisory services to the Portfolio based on TAM’s assessment of AUIM’s organization, investment personnel and experience sub-advising other funds in the Transamerica fund complex. The Board Members also considered AUIM’s proposed responsibilities and experience with the Portfolio’s proposed principal investment strategies.

The Board Members noted that TAM had advised the Board that neither the approval of the New Core Bond Sub-Advisory Agreement nor the approval of the revised management fee schedule was expected to result in any diminution in the nature, extent and quality of the services provided to the Portfolio and its investors, including compliance services. Based on these and other considerations, the Board Members determined that AUIM can provide sub-advisory services that are appropriate in scope and extent in light of the proposed investment program for the Portfolio and that AUIM’s appointment is not expected to diminish the nature, extent and quality of services provided to the Portfolio.

Investment Performance

The Board Members considered AUIM’s investment management experience, capabilities and resources. The Board Members reviewed the historical performance of the Portfolio for the past 1-, 3-, 5- and 10-year periods ended February 28, 2022, as compared to: (i) the proposed strategy; (ii) the Portfolio’s benchmark; and (iii) the Portfolio’s Morningstar peer group median. The Board Members noted that the proposed strategy performed above the Portfolio over the past 10-year period, performed equal to the Portfolio over the past 3- and 5-year periods and performed below the Portfolio over the past 1-year period. The Board also considered that the proposed strategy performed above the Portfolio’s benchmark over the past 1-, 3- and 10-year periods and performed above the Morningstar category median over the past 1- and 10-year periods, but performed below the Portfolio’s benchmark over the past 5-year period and below the Morningstar category median over the past 3- and 5-year periods.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Core Bond VP

APPROVAL OF SUB-ADVISORY AGREEMENT (continued)

(unaudited)

On the basis of this information and the Board Members’ assessment of the nature, extent and quality of the sub-advisory services to be provided by AUIM, the Board concluded that AUIM is capable of generating a level of investment performance that is appropriate in scope and extent in light of the Portfolio’s proposed new principal investment strategies, the competitive landscape of the investment company business and investor needs.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board Members considered the revised management and new sub-advisory fee schedules (“Fee Changes”) for the Portfolio. The Board Members noted that the Fee Changes would result in lower management and sub-advisory fees based on assets as of February 28, 2022, resulting in immediate savings for current investors as well as additional savings as the Portfolio’s assets grow in size. The Board Members reviewed the management fee and total expense ratio of each class of the Portfolio, based on assets as of February 28, 2022 and assuming implementation of the Fee Changes, as compared to the applicable Lipper and Morningstar peer group medians. The Board considered that the management fee would be below the Lipper peer group median and above the Morningstar peer group median, and that the total expense ratio of the Initial Class of the Portfolio would be equal to the Lipper peer group median and above the Morningstar peer group median, while the Service Class of the Portfolio would be below the Lipper peer group median and above the Morningstar peer group median. The Board Members noted that although the management fee and/or total expense ratio would, in some cases, be above the applicable Morningstar peer group medians, it would, in all cases, be below or in line with the applicable Lipper peer group medians and TAM believes the management fee and total expense ratio of each class of the Portfolio would be competitive relative to peers.

The Board Members considered that the revised asset weighted management fee would be lower than the current management fee at the Portfolio’s current asset level. The Board Members also considered that TAM had negotiated with AUIM to have the Portfolio’s assets aggregated with the assets of Transamerica Intermediate Bond, the portion of the assets of Transamerica Multi-Managed Balanced, Transamerica Multi-Managed Balanced VP and Transamerica Balanced II that are sub-advised by AUIM and the portion of assets of Balanced Ret Opt and Bond Ret Opt, each separately managed accounts of Transamerica Life Insurance Company, that are advised by AUIM, for purposes of computing breakpoints in the new sub-advisory fee schedule. The Board Members noted that if the Fee Changes are implemented, the total expense ratio of each class of the Portfolio is expected to decrease. The Board Members noted that as the Portfolio grows in size, the revised management schedule has the potential to result in additional savings for investors.

The Board Members considered the portion of the Portfolio’s management fee to be retained by TAM following payment of the sub-advisory fee by TAM to AUIM and noted that TAM considered the amount to be reasonable compensation for its services. The Board Members also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of investors, and that the expense limit applicable to each class of the Portfolio under this arrangement would be lowered. On the basis of these and other considerations, together with the other information it considered, the Board Members determined that the revised management fee schedule and new sub-advisory fee schedule were reasonable in light of the services to be provided.

Cost of Services to be Provided and Level of Profitability

The Board Members reviewed pro forma estimated profitability information provided by TAM for TAM and its affiliates, including AUIM. The Board Members noted that, based on assets as of February 28, 2022, there was expected to be an increase in the net management fees retained by TAM on the Portfolio and in overall profitability to the Transamerica/Aegon organization due to the fact that, unlike JPMorgan, AUIM is an affiliated sub-adviser. The Board Members also considered TAM’s view that the Portfolio’s proposed net management fee would allow TAM to be reasonably compensated for its services. The Board Members also considered the pro forma revenue, expense and pre-distribution profit margin information provided by TAM and determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not anticipated to be excessive.

Economies of Scale

In evaluating the extent to which the Portfolio’s revised management fee schedule and new sub-advisory fee schedule reflected economies of scale or would permit economies of scale to be realized in the future, the Board Members considered the existence of breakpoints in both the management and sub-advisory fee schedules. The Board Members noted that the breakpoints in the revised management fee schedule would benefit investors as the Portfolio grows in size. The Board Members concluded that they would have the opportunity to periodically reexamine the appropriateness of the management fees payable by the Portfolio to TAM, and the sub-advisory fees payable by TAM to AUIM, in light of any economies of scale experienced in the future.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Core Bond VP

APPROVAL OF SUB-ADVISORY AGREEMENT (continued)

(unaudited)

Fall-Out Benefits

The Board considered other benefits expected to be derived by AUIM from its relationship with the Portfolio. The Board noted that TAM would not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationships with AUIM or the Portfolio, and that AUIM had indicated it also would not engage in soft dollar arrangements and receive such benefits as a result of its relationships with TAM and the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Board Members, including the Independent Board Members, concluded that the approval of the revised management fee schedule and the New Core Bond Sub-Advisory Agreement was in the best interests of the Portfolio and its investors and voted to approve the revised management fee schedule and the New Core Bond Sub-Advisory Agreement.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Enhanced Index VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2022, and held for the entire six-month period until June 30, 2022.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period (B)	Ending Account Value June 30, 2022	Expenses Paid During Period (B)	Net Annualized Expense Ratio
Initial Class	$1,000.00	$800.50	$2.77	$1,021.70	$3.11	0.62%
Service Class	1,000.00	799.70	3.88	1,020.50	4.36	0.87

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2022

(unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks	98.5%
Repurchase Agreement	1.4
Other Investment Company	0.1
Net Other Assets (Liabilities)	0.0 *
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

*	Percentage rounds to less than 0.1% or (0.1)%.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS

At June 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS - 98.5%
Aerospace & Defense - 1.3%
Northrop Grumman Corp.	11,737	$5,616,976
Raytheon Technologies Corp.	135,362	13,009,642
Textron, Inc.	75,160	4,590,021

		23,216,639

Air Freight & Logistics - 1.4%
FedEx Corp.	27,567	6,249,715
United Parcel Service, Inc., Class B	103,288	18,854,191

		25,103,906

Airlines - 0.2%
Southwest Airlines Co. (A)	75,283	2,719,222

Auto Components - 0.2%
Aptiv PLC (A)	15,528	1,383,079
Magna International, Inc.	50,359	2,764,709

		4,147,788

Automobiles - 1.8%
General Motors Co. (A)	90,335	2,869,040
Rivian Automotive, Inc., Class A (A)	17,461	449,446
Tesla, Inc. (A)	44,907	30,241,272

		33,559,758

Banks - 3.7%
Bank of America Corp.	652,520	20,312,948
Citigroup, Inc.	54,454	2,504,339
Fifth Third Bancorp	145,741	4,896,898
SVB Financial Group (A)	5,615	2,217,869
Truist Financial Corp.	133,566	6,335,035
US Bancorp	267,499	12,310,304
Wells Fargo & Co.	505,407	19,796,792

		68,374,185

Beverages - 2.1%
Coca-Cola Co.	377,282	23,734,811
Constellation Brands, Inc., Class A	31,748	7,399,189
PepsiCo, Inc.	46,700	7,783,022

		38,917,022

Biotechnology - 2.9%
AbbVie, Inc.	173,724	26,607,568
Biogen, Inc. (A)	17,814	3,632,987
BioMarin Pharmaceutical, Inc. (A)	13,296	1,101,840
Neurocrine Biosciences, Inc. (A)	13,539	1,319,782
Regeneron Pharmaceuticals, Inc. (A)	16,995	10,046,254
Vertex Pharmaceuticals, Inc. (A)	38,465	10,839,052

		53,547,483

Building Products - 0.8%
Lennox International, Inc.	1,900	392,521
Masco Corp.	80,176	4,056,906
Trane Technologies PLC	78,908	10,247,782

		14,697,209

Capital Markets - 1.1%
Morgan Stanley	102,245	7,776,755
State Street Corp.	99,591	6,139,785
T. Rowe Price Group, Inc.	58,894	6,690,947

		20,607,487

Chemicals - 1.8%
Air Products & Chemicals, Inc.	12,951	3,114,456
Celanese Corp.	12,773	1,502,233

	Shares	Value
COMMON STOCKS (continued)
Chemicals (continued)
DuPont de Nemours, Inc.	54,545	$ 3,031,611
Eastman Chemical Co.	63,389	5,690,431
Linde PLC	48,008	13,803,740
PPG Industries, Inc.	55,613	6,358,790

		33,501,261

Commercial Services & Supplies - 0.1%
Cintas Corp.	5,854	2,186,645

Communications Equipment - 0.1%
Motorola Solutions, Inc.	9,876	2,070,010

Construction Materials - 0.3%
Martin Marietta Materials, Inc.	15,790	4,725,000

Consumer Finance - 1.5%
American Express Co.	86,660	12,012,809
Capital One Financial Corp.	32,424	3,378,257
S&P Global, Inc.	37,304	12,573,686

		27,964,752

Containers & Packaging - 0.2%
Avery Dennison Corp.	18,840	3,049,631

Diversified Financial Services - 1.9%
Berkshire Hathaway, Inc., Class B (A)	98,863	26,991,576
Intercontinental Exchange, Inc.	59,004	5,548,736
Voya Financial, Inc. (B)	27,583	1,642,016

		34,182,328

Diversified Telecommunication Services - 0.2%
Verizon Communications, Inc.	79,424	4,030,768

Electric Utilities - 1.9%
Evergy, Inc.	37,004	2,414,511
Exelon Corp.	307,083	13,917,002
FirstEnergy Corp.	133,009	5,106,215
NextEra Energy, Inc.	181,140	14,031,104

		35,468,832

Electrical Equipment - 0.6%
Eaton Corp. PLC	89,081	11,223,315

Energy Equipment & Services - 0.1%
Baker Hughes Co.	65,990	1,905,131

Entertainment - 0.5%
Netflix, Inc. (A)	34,783	6,082,503
Walt Disney Co. (A)	33,313	3,144,747

		9,227,250

Equity Real Estate Investment Trusts - 2.8%
Camden Property Trust	50,161	6,745,651
Duke Realty Corp.	23,710	1,302,864
Equinix, Inc.	8,582	5,638,546
Equity Lifestyle Properties, Inc.	52,885	3,726,806
Host Hotels & Resorts, Inc.	160,088	2,510,180
Kimco Realty Corp.	146,908	2,904,371
Prologis, Inc.	103,033	12,121,832
SBA Communications Corp.	12,755	4,082,238
Sun Communities, Inc.	30,645	4,883,587
UDR, Inc.	24,313	1,119,371
Ventas, Inc.	113,328	5,828,459

		50,863,905

Food & Staples Retailing - 1.3%
Costco Wholesale Corp.	32,540	15,595,771

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Food & Staples Retailing (continued)
Walmart, Inc.	62,970	$ 7,655,893

		23,251,664

Food Products - 0.8%
Hershey Co.	15,140	3,257,522
Mondelez International, Inc., Class A	173,486	10,771,746

		14,029,268

Health Care Equipment & Supplies - 2.4%
Abbott Laboratories	80,711	8,769,250
ABIOMED, Inc. (A)	2,476	612,835
Baxter International, Inc.	124,871	8,020,464
Boston Scientific Corp. (A)	195,931	7,302,348
Dexcom, Inc. (A)	20,880	1,556,187
Intuitive Surgical, Inc. (A)	40,898	8,208,638
Medtronic PLC	51,525	4,624,369
Zimmer Biomet Holdings, Inc.	49,719	5,223,478

		44,317,569

Health Care Providers & Services - 3.6%
Centene Corp. (A)	137,843	11,662,896
Elevance Health, Inc.	23,828	11,498,916
Humana, Inc.	7,144	3,343,892
McKesson Corp.	15,776	5,146,289
UnitedHealth Group, Inc.	66,887	34,355,170

		66,007,163

Hotels, Restaurants & Leisure - 2.0%
Booking Holdings, Inc. (A)	3,845	6,724,867
Chipotle Mexican Grill, Inc. (A)	4,850	6,340,211
Expedia Group, Inc. (A)	33,112	3,140,011
Hilton Worldwide Holdings, Inc.	42,326	4,716,810
McDonald’s Corp.	57,732	14,252,876
Royal Caribbean Cruises Ltd. (A)	12,243	427,403
Yum! Brands, Inc.	17,140	1,945,561

		37,547,739

Household Durables - 0.5%
D.R. Horton, Inc.	7,758	513,502
Lennar Corp., Class A	91,779	6,476,844
PulteGroup, Inc.	13,950	552,839
Toll Brothers, Inc.	44,042	1,964,273

		9,507,458

Household Products - 1.4%
Kimberly-Clark Corp.	50,131	6,775,205
Procter & Gamble Co.	137,109	19,714,903

		26,490,108

Industrial Conglomerates - 0.3%
Honeywell International, Inc.	33,562	5,833,411

Insurance - 2.2%
Aon PLC, Class A	19,370	5,223,701
Arthur J Gallagher & Co.	16,920	2,758,637
Hartford Financial Services Group, Inc.	134,474	8,798,634
Progressive Corp.	131,479	15,287,063
Prudential Financial, Inc.	17,782	1,701,382
Travelers Cos., Inc.	43,513	7,359,354

		41,128,771

Interactive Media & Services - 5.9%
Alphabet, Inc., Class A (A)	22,027	48,002,560
Alphabet, Inc., Class C (A)	16,566	36,237,296

	Shares	Value
COMMON STOCKS (continued)
Interactive Media & Services (continued)
Meta Platforms, Inc., Class A (A)	138,367	$ 22,311,679
ZoomInfo Technologies, Inc. (A)	54,683	1,817,663

		108,369,198

Internet & Direct Marketing Retail - 3.2%
Amazon.com, Inc. (A)	548,060	58,209,453

IT Services - 4.4%
Accenture PLC, Class A	61,423	17,054,096
Affirm Holdings, Inc. (A) (B)	46,450	838,887
Automatic Data Processing, Inc.	24,310	5,106,072
FleetCor Technologies, Inc. (A)	25,210	5,296,873
Mastercard, Inc., Class A	81,760	25,793,645
Visa, Inc., Class A	140,798	27,721,718

		81,811,291

Life Sciences Tools & Services - 2.0%
Danaher Corp.	57,157	14,490,443
Thermo Fisher Scientific, Inc.	41,295	22,434,747

		36,925,190

Machinery - 2.1%
Deere & Co.	49,814	14,917,799
Dover Corp.	30,890	3,747,575
Ingersoll Rand, Inc.	62,742	2,640,183
Otis Worldwide Corp.	126,009	8,905,056
Parker-Hannifin Corp.	31,229	7,683,895
Stanley Black & Decker, Inc.	10,285	1,078,485

		38,972,993

Media - 1.5%
Charter Communications, Inc., Class A (A)	24,887	11,660,306
Comcast Corp., Class A	357,107	14,012,879
Fox Corp., Class A	13,104	421,425
Interpublic Group of Cos., Inc.	22,680	624,380

		26,718,990

Metals & Mining - 0.2%
Freeport-McMoRan, Inc.	69,126	2,022,627
Nucor Corp.	16,680	1,741,559

		3,764,186

Multi-Utilities - 1.1%
Ameren Corp.	68,911	6,226,798
CenterPoint Energy, Inc.	192,707	5,700,273
Sempra Energy	58,160	8,739,703

		20,666,774

Multiline Retail - 0.1%
Dollar General Corp.	6,206	1,523,201

Oil, Gas & Consumable Fuels - 4.1%
Cheniere Energy, Inc.	21,105	2,807,598
Chevron Corp.	107,681	15,590,055
ConocoPhillips	204,038	18,324,653
Diamondback Energy, Inc.	86,974	10,536,900
EOG Resources, Inc.	96,460	10,653,043
Exxon Mobil Corp.	90,760	7,772,686
Phillips 66	32,664	2,678,121
Pioneer Natural Resources Co.	36,081	8,048,950

		76,412,006

Pharmaceuticals - 4.2%
Bristol-Myers Squibb Co.	261,027	20,099,079

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Eli Lilly & Co.	63,030	$ 20,436,217
Johnson & Johnson	117,979	20,942,452
Merck & Co., Inc.	102,844	9,376,288
Pfizer, Inc.	120,279	6,306,228

		77,160,264

Professional Services - 0.5%
Booz Allen Hamilton Holding Corp.	30,895	2,791,672
Leidos Holdings, Inc.	61,220	6,165,466

		8,957,138

Road & Rail - 1.0%
Lyft, Inc., Class A (A)	32,699	434,243
Norfolk Southern Corp.	45,533	10,349,195
Uber Technologies, Inc. (A)	38,230	782,186
Union Pacific Corp.	33,043	7,047,411

		18,613,035

Semiconductors & Semiconductor Equipment - 5.7%
Advanced Micro Devices, Inc. (A)	158,355	12,109,407
Analog Devices, Inc.	103,154	15,069,768
Applied Materials, Inc.	17,230	1,567,585
Lam Research Corp.	28,129	11,987,173
Microchip Technology, Inc.	110,380	6,410,871
Micron Technology, Inc.	62,392	3,449,030
NVIDIA Corp.	126,443	19,167,494
NXP Semiconductors NV	73,379	10,862,293
QUALCOMM, Inc.	39,669	5,067,318
Texas Instruments, Inc.	123,263	18,939,360

		104,630,299

Software - 8.9%
Adobe, Inc. (A)	25,970	9,506,578
Fortinet, Inc. (A)	39,550	2,237,739
Intuit, Inc.	32,816	12,648,599
Microsoft Corp.	493,618	126,775,911
Oracle Corp.	58,369	4,078,242
Salesforce, Inc. (A)	31,335	5,171,529
Workday, Inc., Class A (A)	20,054	2,799,137

		163,217,735

Specialty Retail - 2.8%
AutoNation, Inc. (A)	12,730	1,422,705
AutoZone, Inc. (A)	2,099	4,511,003
Best Buy Co., Inc.	83,201	5,423,873
Burlington Stores, Inc. (A) (B)	9,928	1,352,492
Home Depot, Inc.	22,179	6,083,034
Lowe’s Cos., Inc.	98,112	17,137,223

	Shares	Value
COMMON STOCKS (continued)
Specialty Retail (continued)
O’Reilly Automotive, Inc. (A)	15,811	$ 9,988,757
TJX Cos., Inc.	104,107	5,814,376

		51,733,463

Technology Hardware, Storage & Peripherals - 7.0%
Apple, Inc.	885,254	121,031,927
Seagate Technology Holdings PLC	112,378	8,028,284

		129,060,211

Textiles, Apparel & Luxury Goods - 0.5%
NIKE, Inc., Class B	93,077	9,512,469

Tobacco - 0.8%
Altria Group, Inc.	156,858	6,551,959
Philip Morris International, Inc.	87,919	8,681,122

		15,233,081

Wireless Telecommunication Services - 0.5%
T-Mobile US, Inc. (A)	69,330	9,327,658

Total Common Stocks (Cost $1,608,554,975)		1,814,221,313

OTHER INVESTMENT COMPANY - 0.1%
Securities Lending Collateral - 0.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.54% (C)	1,658,900	1,658,900

Total Other Investment Company (Cost $1,658,900)		1,658,900

	Principal	Value
REPURCHASE AGREEMENT - 1.4%
Fixed Income Clearing Corp., 0.35% (C), dated 06/30/2022, to be repurchased at $26,515,641 on 07/01/2022. Collateralized by a U.S. Government Obligation, 3.00%, due 06/30/2024, and with a value of $27,045,780.	$26,515,383	26,515,383

Total Repurchase Agreement (Cost $26,515,383)		26,515,383

Total Investments (Cost $1,636,729,258)		1,842,395,596
Net Other Assets (Liabilities) - 0.0% (D)		878,980

Net Assets - 100.0%		$1,843,274,576

FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	143	09/16/2022	$27,842,455	$27,094,925	$—	$(747,530)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,814,221,313	$—	$—	$1,814,221,313
Other Investment Company	1,658,900	—	—	1,658,900
Repurchase Agreement	—	26,515,383	—	26,515,383

Total Investments	$1,815,880,213	$26,515,383	$—	$1,842,395,596

LIABILITIES
Other Financial Instruments
Futures Contracts (F)	$(747,530)	$—	$—	$(747,530)

Total Other Financial Instruments	$(747,530)	$—	$—	$(747,530)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $3,076,625, collateralized by cash collateral of $1,658,900 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $1,480,996. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at June 30, 2022.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2022. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(F)	Derivative instruments are valued at unrealized appreciation (depreciation).

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Enhanced Index VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2022

(unaudited)

Assets:
Investments, at value (cost $1,610,213,875) (including securities loaned of $3,076,625)	$1,815,880,213
Repurchase agreement, at value (cost $26,515,383)	26,515,383
Cash	53,445
Cash collateral pledged at broker for:
Futures contracts	1,701,000
Receivables and other assets:
Investments sold	180,963
Net income from securities lending	264
Shares of beneficial interest sold	166,077
Dividends	1,975,894
Interest	258
Prepaid expenses	8,650

Total assets	1,846,482,147

Liabilities:
Cash collateral received upon return of:
Securities on loan	1,658,900
Payables and other liabilities:
Investments purchased	231,489
Shares of beneficial interest redeemed	17,797
Investment management fees	932,247
Distribution and service fees	21,714
Transfer agent costs	4,138
Trustees, CCO and deferred compensation fees	24,811
Audit and tax fees	18,017
Custody fees	28,787
Legal fees	3,842
Printing and shareholder reports fees	11,579
Other accrued expenses	27,234
Variation margin payable on futures contracts	227,016

Total liabilities	3,207,571

Net assets	$1,843,274,576

Net assets consist of:
Capital stock ($0.01 par value)	$832,548
Additional paid-in capital	1,301,039,423
Total distributable earnings (accumulated losses)	541,402,605

Net assets	$1,843,274,576

Net assets by class:
Initial Class	$1,742,733,795
Service Class	100,540,781

Shares outstanding:
Initial Class	78,684,574
Service Class	4,570,241

Net asset value and offering price per share:
Initial Class	$22.15
Service Class	22.00

STATEMENT OF OPERATIONS

For the period ended June 30, 2022

(unaudited)

Investment Income:
Dividend income	$15,023,287
Interest income	6,941
Net income from securities lending	3,064
Withholding taxes on foreign income	(24,295)

Total investment income	15,008,997

Expenses:
Investment management fees	6,153,508
Distribution and service fees:
Service Class	147,067
Transfer agent costs	11,439
Trustees, CCO and deferred compensation fees	36,817
Audit and tax fees	21,587
Custody fees	71,578
Legal fees	53,528
Printing and shareholder reports fees	19,808
Other	41,880

Total expenses	6,557,212

Net investment income (loss)	8,451,785

Net realized gain (loss) on:
Investments	80,675,332
Futures contracts	(6,208,278)

Net realized gain (loss)	74,467,054

Net change in unrealized appreciation (depreciation) on:
Investments	(541,587,834)
Futures contracts	(817,269)

Net change in unrealized appreciation (depreciation)	(542,405,103)

Net realized and change in unrealized gain (loss)	(467,938,049)

Net increase (decrease) in net assets resulting from operations	$(459,486,264)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Enhanced Index VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2022 (unaudited)	December 31, 2021
From operations:
Net investment income (loss)	$8,451,785	$13,271,095
Net realized gain (loss)	74,467,054	249,307,328
Net change in unrealized appreciation (depreciation)	(542,405,103)	257,865,262

Net increase (decrease) in net assets resulting from operations	(459,486,264)	520,443,685

Dividends and/or distributions to shareholders:
Initial Class	—	(249,859,707)
Service Class	—	(14,777,277)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(264,636,984)

Capital share transactions:
Proceeds from shares sold:
Initial Class	154,838,518	444,479,217
Service Class	9,371,757	11,709,229

	164,210,275	456,188,446

Dividends and/or distributions reinvested:
Initial Class	—	249,859,707
Service Class	—	14,777,277

	—	264,636,984

Cost of shares redeemed:
Initial Class	(85,011,427)	(356,616,004)
Service Class	(17,602,926)	(22,649,638)

	(102,614,353)	(379,265,642)

Net increase (decrease) in net assets resulting from capital share transactions	61,595,922	341,559,788

Net increase (decrease) in net assets	(397,890,342)	597,366,489

Net assets:
Beginning of period/year	2,241,164,918	1,643,798,429

End of period/year	$1,843,274,576	$2,241,164,918

Capital share transactions - shares:
Shares issued:
Initial Class	5,867,363	16,511,340
Service Class	366,010	440,823

	6,233,373	16,952,163

Shares reinvested:
Initial Class	—	9,680,733
Service Class	—	575,215

	—	10,255,948

Shares redeemed:
Initial Class	(3,288,027)	(13,636,676)
Service Class	(720,401)	(864,620)

	(4,008,428)	(14,501,296)

Net increase (decrease) in shares outstanding:
Initial Class	2,579,336	12,555,397
Service Class	(354,391)	151,418

	2,224,945	12,706,815

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Enhanced Index VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2022 (unaudited)		December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018		December 31, 2017
Net asset value, beginning of period/year	$27.67		$24.07	$22.01	$19.30	$21.68		$18.37

Investment operations:
Net investment income (loss) (A)	0.10		0.18	0.22	0.23	0.23		0.21
Net realized and unrealized gain (loss)	(5.62)		6.83	3.98	5.41	(1.38)		3.62

Total investment operations	(5.52)		7.01	4.20	5.64	(1.15)		3.83

Dividends and/or distributions to shareholders:
Net investment income	—		(0.22)	(0.33)	(0.27)	(0.25)		(0.11)
Net realized gains	—		(3.19)	(1.81)	(2.66)	(0.98)		(0.41)

Total dividends and/or distributions to shareholders	—		(3.41)	(2.14)	(2.93)	(1.23)		(0.52)

Net asset value, end of period/year	$22.15		$27.67	$24.07	$22.01	$19.30		$21.68

Total return	(19.95	)%(B)	30.12%	20.16%	31.03%	(6.01)%		21.15%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,742,734		$2,105,664	$1,529,426	$2,060,400	$1,821,768		$2,286,100
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.62	%(C)	0.62%	0.65%	0.69%	0.69%		0.69%
Including waiver and/or reimbursement and recapture	0.62	%(C)	0.62%	0.65%	0.69%	0.69	%(D)	0.69%
Net investment income (loss) to average net assets	0.83	%(C)	0.68%	1.03%	1.08%	1.08%		1.05%
Portfolio turnover rate	19	%(B)	40%	45%	39%	52%		37%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2022 (unaudited)		December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018		December 31, 2017
Net asset value, beginning of period/year	$27.51		$23.96	$21.93	$19.24	$21.62		$18.34

Investment operations:
Net investment income (loss) (A)	0.07		0.11	0.17	0.18	0.18		0.16
Net realized and unrealized gain (loss)	(5.58)		6.79	3.95	5.39	(1.38)		3.61

Total investment operations	(5.51)		6.90	4.12	5.57	(1.20)		3.77

Dividends and/or distributions to shareholders:
Net investment income	—		(0.16)	(0.28)	(0.22)	(0.20)		(0.08)
Net realized gains	—		(3.19)	(1.81)	(2.66)	(0.98)		(0.41)

Total dividends and/or distributions to shareholders	—		(3.35)	(2.09)	(2.88)	(1.18)		(0.49)

Net asset value, end of period/year	$22.00		$27.51	$23.96	$21.93	$19.24		$21.62

Total return	(20.03	)%(B)	29.79%	19.86%	30.69%	(6.25)%		20.82%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$100,541		$135,501	$114,372	$92,928	$68,434		$80,270
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.87	%(C)	0.87%	0.90%	0.94%	0.94%		0.94%
Including waiver and/or reimbursement and recapture	0.87	%(C)	0.87%	0.90%	0.94%	0.94	%(D)	0.94%
Net investment income (loss) to average net assets	0.56	%(C)	0.43%	0.77%	0.83%	0.83%		0.80%
Portfolio turnover rate	19	%(B)	40%	45%	39%	52%		37%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Enhanced Index VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2022

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica JPMorgan Enhanced Index VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Enhanced Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

1. ORGANIZATION (continued)

services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2022, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the period ended June 30, 2022, commissions recaptured are $4,945.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Enhanced Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

3. INVESTMENT VALUATION (continued)

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Enhanced Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

4. SECURITIES AND OTHER INVESTMENTS

Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2022, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2022.

Repurchase agreements at June 30, 2022, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Enhanced Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio (the “Navigator”). The Transamerica family of mutual funds is a significant shareholder of the Navigator as of June 30, 2022. No individual fund has a significant holding in the Navigator.

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2022, if any, are shown on a gross basis within the Schedule of Investments.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2022.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$1,658,900	$—	$—	$—	$1,658,900
Total Borrowings	$1,658,900	$—	$—	$—	$1,658,900

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Enhanced Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2022, if any, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2022.

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$—	$—	$(747,530)	$—	$—	$(747,530)
Total	$—	$—	$(747,530)	$—	$—	$(747,530)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments, if any, within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2022.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$—	$(6,208,278)	$—	$—	$(6,208,278)
Total	$—	$—	$(6,208,278)	$—	$—	$(6,208,278)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$—	$(817,269)	$—	$—	$(817,269)
Total	$—	$—	$(817,269)	$—	$—	$(817,269)

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2022.

Futures contracts:
Average notional value of contracts — long	$24,015,346

7. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities and other assets may go up or down, sometimes sharply and unpredictably, due to general market conditions, overall economic trends or events, inflation, changes in interest rates, government actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by wars, tariffs, trade

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Enhanced Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

7. RISK FACTORS (continued)

disputes or other factors, political developments, investor sentiment, the global and domestic effects of a pandemic or other health emergency, and other factors that may or may not be related to the issuer of the security or other asset. The market prices of securities and other assets also may go down due to events or conditions that affect particular sectors, industries, issuers, or geographies. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets. If the value of the Portfolio’s securities and assets fall, the value of your investment will go down. The Portfolio may experience a substantial or complete loss on any individual security or asset.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, the imposition of economic sanctions, public health events (such as the spread of infectious disease), wars, terrorism, cybersecurity events, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. In the past decade, financial markets throughout the world have experienced increased volatility and decreased liquidity. These conditions may continue or worsen. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down. Securities markets may also be susceptible to market manipulation or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or adversely affect the value of securities traded in these markets, including the Portfolio’s securities.

The pandemic of the novel coronavirus respiratory disease designated COVID-19 has resulted in economic downturns throughout the world, severe losses, particularly to some sectors of the economy and individual issuers, and reduced liquidity of many instruments. There also have been significant disruptions to business operations, including business closures; strained healthcare systems; disruptions to supply chains and employee availability; large fluctuations in consumer demand; and widespread uncertainty regarding the duration and long-term effects of the pandemic. Economic downturns may be prolonged, and political and social instability, continued volatility and decreased liquidity in the securities markets may result. Developing or emerging market countries may be more impacted by the pandemic.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. These and other government intervention into the economy and financial markets may not work as intended. In addition, government actions to mitigate the economic impact of the pandemic have resulted in large expansion of government deficits and debt, the long-term consequences of which are not known. Rates of inflation have recently risen, which could adversely affect economies and markets. The pandemic could continue to adversely affect the value and liquidity of the Portfolio’s investments.

Europe: A number of countries in Europe have experienced severe economic and financial difficulties; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen or spread within or outside Europe. Responses to the financial problems by European governments, central banks and others may not work, may result in conflicts and social unrest and may limit future growth and economic recovery or have other unintended consequences. In January, 2020, through “Brexit,” the United Kingdom withdrew from the European Union. The ramifications of Brexit are unknown, and the implications of possible political, regulatory, economic, and market outcomes could be significant. The United Kingdom has one of the largest economies in Europe and is a major trading partner with European Union countries and the United States. Brexit may create additional and substantial economic stresses for the United Kingdom, including a contraction of the United Kingdom’s economy, decreased trade, capital outflows, devaluation of the British pound, and a decrease in business and consumer spending and investment. The negative impact on not only the United Kingdom and European Union economies but also the broader global economy could be significant. A number of countries in Europe have suffered terror attacks, and additional attacks may occur in the future. Europe has also been struggling with mass migration from the Middle East, Eastern Europe and Africa. The ultimate effects of these events and other socio-political or geopolitical issues could profoundly affect global economies and markets. Whether or not the Portfolio invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of the Portfolio’s investments.

Additional Market Disruption: Russia’s invasion of Ukraine in February, 2022, the resulting responses by the United States and other countries, and the potential for wider conflict, have increased and may continue to increase volatility and uncertainty in financial markets worldwide. The United States and other countries have imposed broad-ranging economic sanctions on Russia and Russian entities and individuals, and may impose additional sanctions, including on other countries that provide military or economic support to Russia. These sanctions, among other things, restrict companies from doing business with Russia and Russian issuers, and may adversely affect companies with economic or financial exposure to Russia and Russian issuers. The extent and duration of Russia’s military actions and the repercussions of such actions are not known. The invasion may widen beyond Ukraine and may escalate, including through retaliatory actions and cyberattacks by Russia and even other countries. These events may result in further and significant

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Enhanced Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

7. RISK FACTORS (continued)

market disruptions and may adversely affect regional and global economies including those of Europe and the United States. Certain industries and markets, such as those involving oil, natural gas and other commodities, as well as global supply chains, may be particularly adversely affected. Whether or not the Portfolio invests in securities of issuers located in Russia, Ukraine and adjacent countries or with significant exposure to issuers in these countries, these events could negatively affect the value and liquidity of the Portfolio’s investments.

Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The value of equity securities fluctuates based on real or perceived changes in a company’s financial condition, factors affecting a particular industry or industries, and overall market, economic and political conditions. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.

Large capitalization companies risk: The Portfolio’s investments in larger, more established companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.

8. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee, CCO and deferred compensation fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints	Rate
First $1 billion	0.60%
Over $1 billion up to $2 billion	0.59
Over $2 billion up to $3 billion	0.56
Over $3 billion up to $4 billion	0.52
Over $4 billion	0.46

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Enhanced Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net assets. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Effective May 1, 2022
Initial Class	0.67%	May 1, 2023
Service Class	0.96	May 1, 2023
Prior to May 1, 2022
Initial Class	0.71

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2022 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2022, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2023. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Technology Holdings, Inc (“SS&C”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C related to applicable sub-transfer agency services. For the period ended June 30, 2022, (i) the expenses paid to SS&C by the Portfolio are referred to as Transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C by the Portfolio are referred to as Transfer agent costs within the Statement of Assets and Liabilities.

Deferred compensation plan: Effective September 23, 2021, the Board has approved the termination of the deferred compensation plan. Payments will be made to applicable current and former Board members consistent with Section 409A of the Code. Under a

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Enhanced Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2022, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2022.

9. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2022, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 437,412,492	$ —	$ 393,240,615	$ —

10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2022, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 1,636,729,258	$ 306,793,635	$ (101,874,827)	$ 204,918,808

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Enhanced Index VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 15-16, 2022, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica JPMorgan Enhanced Index VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and J.P. Morgan Investment Management, Inc. (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2023.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2021. Based on these considerations, the

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Enhanced Index VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was above its benchmark for the past 1- and 3-year periods and below its benchmark for the past 5- and 10-year periods.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was in line with the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were in line with the median for its peer group and below the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Enhanced Index VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio and that TAM believes the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser participates in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and the contract holders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan International Moderate Growth VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2022, and held for the entire six-month period until June 30, 2022.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period (B)	Ending Account Value June 30, 2022	Expenses Paid During Period (B)	Net Annualized Expense Ratio (C)
Initial Class	$1,000.00	$823.50	$0.77	$1,024.00	$0.85	0.17%
Service Class	1,000.00	822.40	1.90	1,022.70	2.11	0.42

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Net annualized expense ratios, as disclosed in the table, do not include the expenses of the underlying investments in which the Portfolio invests. The net annualized expense ratios, as stated in the fee table of the Portfolio’s Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2022

(unaudited)

Asset Allocation	Percentage of Net Assets
International Equity Funds	59.5%
Repurchase Agreement	12.9
U.S. Fixed Income Funds	7.7
International Alternative Fund	6.1
U.S. Equity Funds	6.0
U.S. Alternative Fund	4.0
U.S. Government Obligation	3.1
U.S. Mixed Allocation Fund	0.6
Net Other Assets (Liabilities) ^	0.1
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

^

The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan International Moderate Growth VP

SCHEDULE OF INVESTMENTS

At June 30, 2022

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 83.9%
International Alternative Fund - 6.1%
Transamerica Unconstrained Bond (A)	3,199,213	$28,377,018

International Equity Funds - 59.5%
Transamerica Emerging Markets Opportunities (A)	1,850,507	14,915,086
Transamerica International Equity (A)	4,924,993	84,611,373
Transamerica International Focus (A)	16,776,182	122,633,892
Transamerica International Small Cap Value (A)	4,552,263	53,762,226

		275,922,577

U.S. Alternative Fund - 4.0%
Transamerica BlackRock Global Real Estate Securities VP (A)	1,821,520	18,543,076

U.S. Equity Funds - 6.0%
Transamerica Large Cap Value (A)	1,533,492	18,677,931
Transamerica WMC US Growth VP (A)	289,146	9,261,340

		27,939,271

U.S. Fixed Income Funds - 7.7%
Transamerica Core Bond (A)	698,944	6,199,632
Transamerica Floating Rate (A)	1,099,952	9,734,571
Transamerica High Yield Bond (A)	1,736,959	13,496,173
Transamerica Intermediate Muni (A)	692,474	6,225,339

		35,655,715

U.S. Mixed Allocation Fund - 0.6%
Transamerica PIMCO Total Return VP (A)	289,974	2,850,442

Total Investment Companies (Cost $416,220,601)		389,288,099

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 3.1%
U.S. Treasury - 3.1%
U.S. Treasury Note 0.13%, 01/31/2023 (B)	$ 14,299,800	$ 14,096,475

Total U.S. Government Obligation (Cost $14,214,501)		14,096,475

REPURCHASE AGREEMENT - 12.9%
Fixed Income Clearing Corp., 0.35% (C), dated 06/30/2022, to be repurchased at $59,928,621 on 07/01/2022. Collateralized by a U.S. Government Obligation, 3.00%, due 06/30/2024, and with a value of $61,126,654.	59,928,039	59,928,039

Total Repurchase Agreement (Cost $59,928,039)		59,928,039

Total Investments (Cost $490,363,141)		463,312,613
Net Other Assets (Liabilities) - 0.1%		638,147

Net Assets - 100.0%		$ 463,950,760

FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Note	84	09/30/2022	$9,459,355	$9,429,000	$—	$(30,355)
10-Year U.S. Treasury Note	140	09/21/2022	16,800,958	16,594,375	—	(206,583)
30-Year U.S. Treasury Bond	102	09/21/2022	14,215,672	14,139,750	—	(75,922)
CAD Currency	563	09/20/2022	44,500,465	43,745,100	—	(755,365)
Hang Seng Index	35	07/28/2022	4,897,464	4,849,365	—	(48,099)
S&P/TSX 60 Index	205	09/15/2022	37,684,285	36,391,004	—	(1,293,281)
U.S. Treasury Ultra Bond	97	09/21/2022	15,363,870	14,971,344	—	(392,526)

Total					$—	$(2,802,131)

Short Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year Japan Government Bond	(90)	09/12/2022	$(98,351,663)	$(98,576,799)	$—	$(225,136)
DJ U.S. Real Estate Index	(268)	09/16/2022	(9,112,000)	(9,564,920)	—	(452,920)
E-Mini Russell 2000® Index	(192)	09/16/2022	(16,469,213)	(16,396,800)	72,413	—
German Euro Bund	(84)	09/08/2022	(13,353,726)	(13,096,776)	256,950	—
MSCI EAFE Index	(807)	09/16/2022	(74,525,169)	(74,913,810)	—	(388,641)
MSCI Emerging Markets Index	(324)	09/16/2022	(16,255,589)	(16,243,740)	11,849	—
S&P 500® E-Mini Index	(123)	09/16/2022	(23,084,698)	(23,305,425)	—	(220,727)

Total					$341,212	$(1,287,424)

Total Futures Contracts					$341,212	$(4,089,555)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan International Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$389,288,099	$—	$—	$389,288,099
U.S. Government Obligation	—	14,096,475	—	14,096,475
Repurchase Agreement	—	59,928,039	—	59,928,039

Total Investments	$389,288,099	$74,024,514	$—	$463,312,613

Other Financial Instruments
Futures Contracts (E)	$341,212	$—	$—	$341,212

Total Other Financial Instruments	$341,212	$—	$—	$341,212

LIABILITIES
Other Financial Instruments
Futures Contracts (E)	$(4,089,555)	$—	$—	$(4,089,555)

Total Other Financial Instruments	$(4,089,555)	$—	$—	$(4,089,555)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in the Class I2 shares of Transamerica Funds and/or affiliated investment in the Initial Class shares of Transamerica Series Trust. The Portfolio’s transactions and earnings are as follows:

Affiliated Investments	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value June 30, 2022	Shares as of June 30, 2022	Dividend Income	Net Capital Gain Distributions
Transamerica BlackRock Global Real Estate Securities VP	$34,991,816	$—	$(9,362,960)	$(900,341)	$(6,185,439)	$18,543,076	1,821,520	$—	$—
Transamerica Core Bond	9,172,705	81,807	(2,188,667)	(127,370)	(738,843)	6,199,632	698,944	81,807	—
Transamerica Emerging Markets Opportunities	18,819,655	—	—	—	(3,904,569)	14,915,086	1,850,507	—	—
Transamerica Floating Rate	12,724,082	217,575	(2,376,260)	(141,237)	(689,589)	9,734,571	1,099,952	217,575	—
Transamerica High Yield Bond	35,307,729	779,972	(17,214,258)	(1,101,270)	(4,276,000)	13,496,173	1,736,959	779,972	—
Transamerica Intermediate Muni	9,276,879	85,184	(2,188,665)	(112,469)	(835,590)	6,225,339	692,474	85,184	—
Transamerica International Equity	114,821,204	—	(9,916,592)	1,178,255	(21,471,494)	84,611,373	4,924,993	—	—
Transamerica International Focus	171,807,260	—	(8,166,584)	1,432,018	(42,438,802)	122,633,892	16,776,182	—	—
Transamerica International Small Cap Value	73,129,423	—	(1,961,567)	216,815	(17,622,445)	53,762,226	4,552,263	—	—
Transamerica Large Cap Value	18,508,234	7,229,138	(4,055,287)	766,199	(3,770,353)	18,677,931	1,533,492	126,002	—
Transamerica Morgan Stanley Capital Growth VP	16,578,605	—	(10,776,377)	(3,837,939)	(1,964,289)	—	—	—	—
Transamerica PIMCO Total Return VP	3,212,909	—	—	—	(362,467)	2,850,442	289,974	—	—
Transamerica Small Cap Value	7,178,079	—	(6,975,199)	(1,436,327)	1,233,447	—	—	—	—
Transamerica Unconstrained Bond	64,595,120	881,837	(32,072,380)	(3,565,451)	(1,462,108)	28,377,018	3,199,213	881,838	—
Transamerica WMC US Growth VP	—	11,346,081	—	—	(2,084,741)	9,261,340	289,146	—	—

Total	$590,123,700	$20,621,594	$(107,254,796)	$(7,629,117)	$(106,573,282)	$389,288,099	39,465,619	$2,172,378	$—

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan International Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(B)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security is $14,065,916.
(C)	Rate disclosed reflects the yield at June 30, 2022.
(D)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2022. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(E)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATION:

CAD	Canadian Dollar

PORTFOLIO ABBREVIATIONS:

DJ	Dow Jones
EAFE	Europe, Australasia and Far East
TSX	Toronto Stock Exchange

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan International Moderate Growth VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2022

(unaudited)

Assets:
Affiliated investments, at value (cost $416,220,601)	$389,288,099
Unaffiliated investments, at value (cost $14,214,501)	14,096,475
Repurchase agreement, at value (cost $59,928,039)	59,928,039
Receivables and other assets:
Shares of beneficial interest sold	4,538
Dividends	260,152
Interest	8,039
Variation margin receivable on futures contracts	1,058,819
Prepaid expenses	2,125

Total assets	464,646,286

Liabilities:
Payables and other liabilities:
Investments purchased	260,152
Shares of beneficial interest redeemed	173,748
Investment management fees	48,378
Distribution and service fees	95,624
Transfer agent costs	1,276
Trustees, CCO and deferred compensation fees	7,813
Audit and tax fees	13,277
Custody fees	137
Legal fees	4,969
Printing and shareholder reports fees	79,525
Other accrued expenses	10,627

Total liabilities	695,526

Net assets	$463,950,760

Net assets consist of:
Capital stock ($0.01 par value)	$474,880
Additional paid-in capital	424,141,195
Total distributable earnings (accumulated losses)	39,334,685

Net assets	$463,950,760

Net assets by class:
Initial Class	$14,671,924
Service Class	449,278,836

Shares outstanding:
Initial Class	1,483,975
Service Class	46,004,023

Net asset value and offering price per share:
Initial Class	$9.89
Service Class	9.77

STATEMENT OF OPERATIONS

For the period ended June 30, 2022

(unaudited)

Investment Income:
Dividend income from affiliated investments	$2,172,378
Interest income from unaffiliated investments	58,651

Total investment income	2,231,029

Expenses:
Investment management fees	325,288
Distribution and service fees:
Service Class	643,448
Transfer agent costs	3,132
Trustees, CCO and deferred compensation fees	9,515
Audit and tax fees	13,902
Custody fees	15,697
Legal fees	16,839
Printing and shareholder reports fees	24,885
Other	31,824

Total expenses	1,084,530

Net investment income (loss)	1,146,499

Net realized gain (loss) on:
Affiliated investments	(7,629,117)
Unaffiliated investments	(9,627)
Futures contracts	13,310,088

Net realized gain (loss)	5,671,344

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	(106,573,282)
Unaffiliated investments	(117,300)
Futures contracts	(4,489,460)
Translation of assets and liabilities denominated in foreign currencies	22,498

Net change in unrealized appreciation (depreciation)	(111,157,544)

Net realized and change in unrealized gain (loss)	(105,486,200)

Net increase (decrease) in net assets resulting from operations	$(104,339,701)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan International Moderate Growth VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2022 (unaudited)	December 31, 2021
From operations:
Net investment income (loss)	$1,146,499	$23,085,608
Net realized gain (loss)	5,671,344	49,832,029
Net change in unrealized appreciation (depreciation)	(111,157,544)	(17,384,233)

Net increase (decrease) in net assets resulting from operations	(104,339,701)	55,533,404

Dividends and/or distributions to shareholders:
Initial Class	—	(277,004)
Service Class	—	(7,993,406)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(8,270,410)

Capital share transactions:
Proceeds from shares sold:
Initial Class	485,732	1,644,681
Service Class	909,748	3,250,581

	1,395,480	4,895,262

Dividends and/or distributions reinvested:
Initial Class	—	277,004
Service Class	—	7,993,406

	—	8,270,410

Cost of shares redeemed:
Initial Class	(848,005)	(1,910,986)
Service Class	(40,572,437)	(91,361,882)

	(41,420,442)	(93,272,868)

Net increase (decrease) in net assets resulting from capital share transactions	(40,024,962)	(80,107,196)

Net increase (decrease) in net assets	(144,364,663)	(32,844,202)

Net assets:
Beginning of period/year	608,315,423	641,159,625

End of period/year	$463,950,760	$608,315,423

Capital share transactions - shares:
Shares issued:
Initial Class	44,546	138,916
Service Class	84,222	279,686

	128,768	418,602

Shares reinvested:
Initial Class	—	23,161
Service Class	—	675,119

	—	698,280

Shares redeemed:
Initial Class	(77,569)	(160,543)
Service Class	(3,759,996)	(7,792,446)

	(3,837,565)	(7,952,989)

Net increase (decrease) in shares outstanding:
Initial Class	(33,023)	1,534
Service Class	(3,675,774)	(6,837,641)

	(3,708,797)	(6,836,107)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan International Moderate Growth VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2022 (unaudited)		December 31, 2021	December 31, 2020		December 31, 2019	December 31, 2018		December 31, 2017
Net asset value, beginning of period/year	$12.01		$11.16	$9.98		$9.48	$11.11		$9.29

Investment operations:
Net investment income (loss) (A)	0.04		0.47	0.16		0.24	0.22		0.25
Net realized and unrealized gain (loss)	(2.16)		0.56	1.29		1.34	(1.48)		1.76

Total investment operations	(2.12)		1.03	1.45		1.58	(1.26)		2.01

Dividends and/or distributions to shareholders:
Net investment income	—		(0.18)	(0.27)		(0.24)	(0.26)		(0.19)
Net realized gains	—		—	(0.00	)(B)	(0.84)	(0.11)		—

Total dividends and/or distributions to shareholders	—		(0.18)	(0.27)		(1.08)	(0.37)		(0.19)

Net asset value, end of period/year	$9.89		$12.01	$11.16		$9.98	$9.48		$11.11

Total return	(17.65	)%(C)	9.25%	14.90%		17.77%	(11.58)%		21.78%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$14,672		$18,219	$16,919		$15,762	$14,506		$18,001
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.17	%(E)	0.16%	0.16%		0.16%	0.16%		0.16%
Including waiver and/or reimbursement and recapture	0.17	%(E)	0.16%	0.16%		0.16%	0.16	%(F)	0.16	%(F)
Net investment income (loss) to average net assets	0.68	%(E)	3.99%	1.69%		2.43%	2.03%		2.43%
Portfolio turnover rate	6	%(C)	19%	19%		17%	21%		4%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Portfolio invests.
(E)	Annualized.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2022 (unaudited)		December 31, 2021	December 31, 2020		December 31, 2019	December 31, 2018		December 31, 2017
Net asset value, beginning of period/year	$11.88		$11.05	$9.88		$9.38	$11.01		$9.21

Investment operations:
Net investment income (loss) (A)	0.02		0.42	0.13		0.21	0.19		0.23
Net realized and unrealized gain (loss)	(2.13)		0.56	1.28		1.34	(1.48)		1.74

Total investment operations	(2.11)		0.98	1.41		1.55	(1.29)		1.97

Dividends and/or distributions to shareholders:
Net investment income	—		(0.15)	(0.24)		(0.21)	(0.23)		(0.17)
Net realized gains	—		—	(0.00	)(B)	(0.84)	(0.11)		—

Total dividends and/or distributions to shareholders	—		(0.15)	(0.24)		(1.05)	(0.34)		(0.17)

Net asset value, end of period/year	$9.77		$11.88	$11.05		$9.88	$9.38		$11.01

Total return	(17.76	)%(C)	9.01%	14.54%		17.61%	(11.91)%		21.47%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$449,279		$590,096	$624,241		$624,312	$603,193		$743,218
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.42	%(E)	0.41%	0.41%		0.41%	0.41%		0.41%
Including waiver and/or reimbursement and recapture	0.42	%(E)	0.41%	0.41%		0.41%	0.41	%(F)	0.41	%(F)
Net investment income (loss) to average net assets	0.42	%(E)	3.60%	1.42%		2.15%	1.77%		2.24%
Portfolio turnover rate	6	%(C)	19%	19%		17%	21%		4%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Portfolio invests.
(E)	Annualized.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan International Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2022

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica JPMorgan International Moderate Growth VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan International Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

1. ORGANIZATION (continued)

period ended June 30, 2022, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2022 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan International Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

3. INVESTMENT VALUATION (continued)

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan International Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2022, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2022.

Repurchase agreements at June 30, 2022, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan International Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2022, if any, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2022.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$256,951	$—	$84,261	$—	$—	$341,212
Total	$256,951	$—	$84,261	$—	$—	$341,212

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$(930,523)	$(755,365)	$(2,403,667)	$—	$—	$(4,089,555)
Total	$(930,523)	$(755,365)	$(2,403,667)	$—	$—	$(4,089,555)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments, if any, within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2022.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$1,529,214	$(68,193)	$11,849,067	$—	$—	$13,310,088
Total	$1,529,214	$(68,193)	$11,849,067	$—	$—	$13,310,088

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan International Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$(153,543)	$(593,496)	$(3,742,421)	$—	$—	$(4,489,460)
Total	$(153,543)	$(593,496)	$(3,742,421)	$—	$—	$(4,489,460)

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2022.

Futures contracts:
Average notional value of contracts – long	$157,661,907
Average notional value of contracts – short	(228,685,024)

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to pledge collateral on derivatives to a counterparty if the Portfolio is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Portfolio to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Portfolio from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments.

Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.

To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. Additionally, to the extent the Portfolio has delivered collateral to a counterparty, the Portfolio bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.

6. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities and other assets may go up or down, sometimes sharply and unpredictably, due to general market conditions, overall economic trends or events, inflation, changes in interest rates, government actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by wars, tariffs, trade disputes or other factors, political developments, investor sentiment, the global and domestic effects of a pandemic or other health emergency, and other factors that may or may not be related to the issuer of the security or other asset. The market prices of securities and other assets also may go down due to events or conditions that affect particular sectors, industries, issuers, or geographies. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets. If the value of the Portfolio’s securities and assets fall, the value of your investment will go down. The Portfolio may experience a substantial or complete loss on any individual security or asset.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, the imposition of economic sanctions, public health events (such as the spread of infectious disease), wars, terrorism, cybersecurity events, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. In the past decade, financial markets throughout the world have experienced increased volatility and decreased liquidity. These conditions may continue or worsen. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan International Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

6. RISK FACTORS (continued)

affected, the value and liquidity of the Portfolio’s investments may go down. Securities markets may also be susceptible to market manipulation or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or adversely affect the value of securities traded in these markets, including the Portfolio’s securities.

The pandemic of the novel coronavirus respiratory disease designated COVID-19 has resulted in economic downturns throughout the world, severe losses, particularly to some sectors of the economy and individual issuers, and reduced liquidity of many instruments. There also have been significant disruptions to business operations, including business closures; strained healthcare systems; disruptions to supply chains and employee availability; large fluctuations in consumer demand; and widespread uncertainty regarding the duration and long-term effects of the pandemic. Economic downturns may be prolonged, and political and social instability, continued volatility and decreased liquidity in the securities markets may result. Developing or emerging market countries may be more impacted by the pandemic.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. These and other government intervention into the economy and financial markets may not work as intended. In addition, government actions to mitigate the economic impact of the pandemic have resulted in large expansion of government deficits and debt, the long-term consequences of which are not known. Rates of inflation have recently risen, which could adversely affect economies and markets. The pandemic could continue to adversely affect the value and liquidity of the Portfolio’s investments.

Europe: A number of countries in Europe have experienced severe economic and financial difficulties; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen or spread within or outside Europe. Responses to the financial problems by European governments, central banks and others may not work, may result in conflicts and social unrest and may limit future growth and economic recovery or have other unintended consequences. In January, 2020, through “Brexit,” the United Kingdom withdrew from the European Union. The ramifications of Brexit are unknown, and the implications of possible political, regulatory, economic, and market outcomes could be significant. The United Kingdom has one of the largest economies in Europe and is a major trading partner with European Union countries and the United States. Brexit may create additional and substantial economic stresses for the United Kingdom, including a contraction of the United Kingdom’s economy, decreased trade, capital outflows, devaluation of the British pound, and a decrease in business and consumer spending and investment. The negative impact on not only the United Kingdom and European Union economies but also the broader global economy could be significant. A number of countries in Europe have suffered terror attacks, and additional attacks may occur in the future. Europe has also been struggling with mass migration from the Middle East, Eastern Europe and Africa. The ultimate effects of these events and other socio-political or geopolitical issues could profoundly affect global economies and markets. Whether or not the Portfolio invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of the Portfolio’s investments.

Additional Market Disruption: Russia’s invasion of Ukraine in February, 2022, the resulting responses by the United States and other countries, and the potential for wider conflict, have increased and may continue to increase volatility and uncertainty in financial markets worldwide. The United States and other countries have imposed broad-ranging economic sanctions on Russia and Russian entities and individuals, and may impose additional sanctions, including on other countries that provide military or economic support to Russia. These sanctions, among other things, restrict companies from doing business with Russia and Russian issuers, and may adversely affect companies with economic or financial exposure to Russia and Russian issuers. The extent and duration of Russia’s military actions and the repercussions of such actions are not known. The invasion may widen beyond Ukraine and may escalate, including through retaliatory actions and cyberattacks by Russia and even other countries. These events may result in further and significant market disruptions and may adversely affect regional and global economies including those of Europe and the United States. Certain industries and markets, such as those involving oil, natural gas and other commodities, as well as global supply chains, may be particularly adversely affected. Whether or not the Portfolio invests in securities of issuers located in Russia, Ukraine and adjacent countries or with significant exposure to issuers in these countries, these events could negatively affect the value and liquidity of the Portfolio’s investments.

Asset allocation risk: The Portfolio’s investment performance is significantly impacted by the Portfolio’s asset allocation and reallocation from time to time. The sub-adviser’s decisions whether and when to tactically overweight or underweight asset classes, create and apply formulas for de-risking or ending de-risking and select a mix of underlying portfolios may not produce the desired results. These actions may be unsuccessful in maximizing return and/or avoiding investment losses. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan International Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

6. RISK FACTORS (continued)

style, technique or strategy, underlying portfolio or other issuer is incorrect. The sub-adviser may favor an asset class that performs poorly relative to other asset classes. The available underlying portfolios selected by the sub-adviser may underperform the market or similar portfolios.

Foreign investment risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the Portfolio’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers.

7. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee, CCO and deferred compensation fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints	Rate
First $10 billion	0.1225%
Over $10 billion	0.1025

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net assets. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.25%	May 1, 2023
Service Class	0.50	May 1, 2023

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan International Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2022 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2022, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2023. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Technology Holdings, Inc (“SS&C”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C related to applicable sub-transfer agency services. For the period ended June 30, 2022, (i) the expenses paid to SS&C by the Portfolio are referred to as Transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C by the Portfolio are referred to as Transfer agent costs within the Statement of Assets and Liabilities.

Deferred compensation plan: Effective September 23, 2021, the Board has approved the termination of the deferred compensation plan. Payments will be made to applicable current and former Board members consistent with Section 409A of the Code. Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2022, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2022.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan International Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

8. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2022, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 18,449,217	$ 13,255,082	$ 107,254,796	$ 15,526,143

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2022, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 490,363,141	$ 2,422,813	$ (33,221,684)	$ (30,798,871)

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan International Moderate Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 15-16, 2022, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica JPMorgan International Moderate Growth VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and J.P. Morgan Investment Management, Inc. (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2023.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative fee, expense, and performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan International Moderate Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2021. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was below the median for its peer universe and its primary benchmark, each for the past 1-, 3-, 5- and 10-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on July 1, 2016 pursuant to its current investment strategies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were in line with the median for its peer group and above the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan International Moderate Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Mid Cap Value VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2022, and held for the entire six-month period until June 30, 2022.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period (B)	Ending Account Value June 30, 2022	Expenses Paid During Period (B)	Net Annualized Expense Ratio
Initial Class	$1,000.00	$867.30	$4.03	$1,020.50	$4.36	0.87%
Service Class	1,000.00	866.90	5.18	1,019.20	5.61	1.12

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2022

(unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks	96.2%
Repurchase Agreement	3.7
Net Other Assets (Liabilities)	0.1
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Mid Cap Value VP

SCHEDULE OF INVESTMENTS

At June 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS - 96.2%
Airlines - 0.5%
Southwest Airlines Co. (A)	60,930	$2,200,792

Banks - 8.7%
Citizens Financial Group, Inc.	146,685	5,235,188
Fifth Third Bancorp	190,811	6,411,250
First Citizens BancShares, Inc., Class A	4,286	2,802,101
Huntington Bancshares, Inc.	586,910	7,060,527
M&T Bank Corp.	57,757	9,205,888
Regions Financial Corp.	321,906	6,035,738
Zions Bancorp NA	68,896	3,506,806

		40,257,498

Beverages - 1.5%
Constellation Brands, Inc., Class A	15,778	3,677,221
Keurig Dr. Pepper, Inc.	90,038	3,186,445

		6,863,666

Building Products - 2.3%
Carlisle Cos., Inc.	26,209	6,253,730
Fortune Brands Home & Security, Inc.	75,672	4,531,239

		10,784,969

Capital Markets - 5.4%
Ameriprise Financial, Inc.	28,320	6,731,098
Northern Trust Corp.	52,201	5,036,352
Raymond James Financial, Inc.	59,645	5,332,859
State Street Corp.	65,924	4,064,215
T. Rowe Price Group, Inc.	34,725	3,945,107

		25,109,631

Chemicals - 1.4%
Celanese Corp.	18,592	2,186,605
RPM International, Inc.	56,578	4,453,820

		6,640,425

Communications Equipment - 1.7%
Motorola Solutions, Inc.	37,442	7,847,843

Construction Materials - 0.9%
Martin Marietta Materials, Inc.	14,177	4,242,325

Consumer Finance - 0.8%
Discover Financial Services	40,163	3,798,617

Containers & Packaging - 2.1%
Packaging Corp. of America	34,280	4,713,500
Silgan Holdings, Inc.	115,832	4,789,653

		9,503,153

Distributors - 2.0%
Genuine Parts Co.	25,764	3,426,612
LKQ Corp.	120,053	5,893,402

		9,320,014

Diversified Financial Services - 0.6%
Voya Financial, Inc.	47,618	2,834,700

Electric Utilities - 4.1%
Edison International	52,559	3,323,831
Entergy Corp.	59,812	6,737,224
Xcel Energy, Inc.	125,735	8,897,008

		18,958,063

Electrical Equipment - 3.4%
Acuity Brands, Inc.	32,857	5,061,292
AMETEK, Inc.	40,464	4,446,589
Hubbell, Inc.	33,817	6,039,040

		15,546,921

	Shares	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components - 3.0%
Amphenol Corp., Class A	59,435	$ 3,826,425
CDW Corp.	29,427	4,636,518
Jabil, Inc.	53,969	2,763,753
TD SYNNEX Corp.	29,682	2,704,030

		13,930,726

Equity Real Estate Investment Trusts - 10.6%
American Homes 4 Rent Trust, Class A	115,469	4,092,221
AvalonBay Communities, Inc.	20,240	3,931,620
Boston Properties, Inc.	38,143	3,393,964
Brixmor Property Group, Inc.	128,533	2,597,652
Essex Property Trust, Inc.	8,984	2,349,406
Federal Realty OP LP	20,539	1,966,404
Host Hotels & Resorts, Inc.	103,440	1,621,939
JBG SMITH Properties	71,529	1,690,946
Kimco Realty Corp.	156,903	3,101,972
Mid-America Apartment Communities, Inc.	13,364	2,334,290
Rayonier, Inc.	130,627	4,882,837
Regency Centers Corp.	35,228	2,089,373
Rexford Industrial Realty, Inc.	36,290	2,089,941
Sun Communities, Inc.	14,334	2,284,266
Ventas, Inc.	40,725	2,094,487
Weyerhaeuser Co.	139,802	4,630,242
WP Carey, Inc.	43,779	3,627,528

		48,779,088

Food & Staples Retailing - 1.6%
Kroger Co.	80,831	3,825,731
US Foods Holding Corp. (A)	107,788	3,306,936

		7,132,667

Food Products - 0.8%
Post Holdings, Inc. (A)	43,799	3,606,848

Gas Utilities - 1.0%
National Fuel Gas Co.	71,419	4,717,225

Health Care Equipment & Supplies - 1.1%
Zimmer Biomet Holdings, Inc.	46,068	4,839,904

Health Care Providers & Services - 5.3%
AmerisourceBergen Corp.	53,180	7,523,906
Henry Schein, Inc. (A)	79,958	6,135,977
Laboratory Corp. of America Holdings	33,340	7,813,562
Universal Health Services, Inc., Class B	27,691	2,788,761

		24,262,206

Hotels, Restaurants & Leisure - 0.8%
Darden Restaurants, Inc.	19,952	2,256,970
Expedia Group, Inc. (A)	14,617	1,386,130

		3,643,100

Household Durables - 1.9%
Mohawk Industries, Inc. (A)	29,560	3,668,101
Newell Brands, Inc.	270,384	5,148,111

		8,816,212

Household Products - 0.4%
Energizer Holdings, Inc.	66,020	1,871,667

Insurance - 6.6%
Alleghany Corp. (A)	3,533	2,943,342
Arch Capital Group Ltd. (A)	73,651	3,350,384
Hartford Financial Services Group, Inc.	79,861	5,225,305
Lincoln National Corp.	64,309	3,007,732

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Insurance (continued)
Loews Corp.	129,866	$ 7,695,859
RenaissanceRe Holdings Ltd.	22,947	3,588,223
W.R. Berkley Corp.	68,274	4,660,383

		30,471,228

Interactive Media & Services - 0.9%
IAC / InterActiveCorp (A)	57,249	4,349,207

IT Services - 1.8%
FleetCor Technologies, Inc. (A)	25,056	5,264,516
GoDaddy, Inc., Class A (A)	45,820	3,187,239

		8,451,755

Machinery - 5.6%
IDEX Corp.	21,083	3,829,305
ITT, Inc.	68,496	4,605,671
Lincoln Electric Holdings, Inc.	42,866	5,287,950
Middleby Corp. (A)	34,474	4,321,661
Snap-on, Inc.	25,786	5,080,615
Timken Co.	52,883	2,805,443

		25,930,645

Media - 2.0%
Liberty Broadband Corp., Class C (A)	42,720	4,940,141
Liberty Media Corp. - Liberty SiriusXM, Class C (A)	118,401	4,268,356

		9,208,497

Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	54,761	1,602,307

Multi-Utilities - 3.9%
CMS Energy Corp.	117,002	7,897,635
Sempra Energy	12,926	1,942,390
WEC Energy Group, Inc.	81,333	8,185,353

		18,025,378

Multiline Retail - 0.4%
Kohl’s Corp.	46,641	1,664,617

Oil, Gas & Consumable Fuels - 2.4%
Coterra Energy, Inc.	141,923	3,660,194
Diamondback Energy, Inc.	28,900	3,501,235
Williams Cos., Inc.	128,430	4,008,300

		11,169,729

Personal Products - 0.3%
BellRing Brands, Inc. (A)	55,419	1,379,379

Pharmaceuticals - 0.9%
Jazz Pharmaceuticals PLC (A)	26,385	4,116,324

	Shares	Value
COMMON STOCKS (continued)
Professional Services - 0.8%
Leidos Holdings, Inc.	38,123	$ 3,839,367

Real Estate Management & Development - 0.8%
CBRE Group, Inc., Class A (A)	52,219	3,843,841

Software - 1.9%
NortonLifeLock, Inc.	219,119	4,811,853
Take-Two Interactive Software, Inc. (A)	30,569	3,745,620

		8,557,473

Specialty Retail - 2.6%
AutoZone, Inc. (A)	3,531	7,588,542
Bath & Body Works, Inc.	58,401	1,572,155
Best Buy Co., Inc.	33,378	2,175,912
Gap, Inc.	96,875	798,250

		12,134,859

Textiles, Apparel & Luxury Goods - 2.4%
Carter’s, Inc.	50,785	3,579,327
Ralph Lauren Corp.	41,136	3,687,843
Tapestry, Inc.	116,118	3,543,921

		10,811,091

Thrifts & Mortgage Finance - 0.6%
MGIC Investment Corp.	228,551	2,879,743

Total Common Stocks (Cost $409,684,911)		443,943,700

	Principal	Value
REPURCHASE AGREEMENT - 3.7%
Fixed Income Clearing Corp., 0.35% (B), dated 06/30/2022, to be repurchased at $17,186,404 on 07/01/2022. Collateralized by a U.S. Government Obligation, 3.00%, due 06/30/2024, and with a value of $17,530,001.	$17,186,237	17,186,237

Total Repurchase Agreement (Cost $17,186,237)		17,186,237

Total Investments (Cost $426,871,148)		461,129,937
Net Other Assets (Liabilities) - 0.1%		415,313

Net Assets - 100.0%		$ 461,545,250

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$443,943,700	$—	$—	$443,943,700
Repurchase Agreement	—	17,186,237	—	17,186,237

Total Investments	$443,943,700	$17,186,237	$—	$461,129,937

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Rate disclosed reflects the yield at June 30, 2022.
(C)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2022. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Mid Cap Value VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2022

(unaudited)

Assets:
Investments, at value (cost $409,684,911)	$443,943,700
Repurchase agreement, at value (cost $17,186,237)	17,186,237
Receivables and other assets:
Net income from securities lending	45
Shares of beneficial interest sold	67,156
Dividends	919,589
Interest	167
Prepaid expenses	2,201

Total assets	462,119,095

Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	109,555
Investment management fees	334,496
Distribution and service fees	52,368
Transfer agent costs	1,024
Trustees, CCO and deferred compensation fees	6,233
Audit and tax fees	12,035
Custody fees	8,638
Legal fees	2,693
Printing and shareholder reports fees	37,104
Other accrued expenses	9,699

Total liabilities	573,845

Net assets	$461,545,250

Net assets consist of:
Capital stock ($0.01 par value)	$272,799
Additional paid-in capital	304,413,551
Total distributable earnings (accumulated losses)	156,858,900

Net assets	$461,545,250

Net assets by class:
Initial Class	$220,376,401
Service Class	241,168,849

Shares outstanding:
Initial Class	12,869,425
Service Class	14,410,511

Net asset value and offering price per share:
Initial Class	$17.12
Service Class	16.74

STATEMENT OF OPERATIONS

For the period ended June 30, 2022

(unaudited)

Investment Income:
Dividend income	$5,268,807
Interest income	3,962
Net income from securities lending	1,053

Total investment income	5,273,822

Expenses:
Investment management fees	2,206,878
Distribution and service fees:
Service Class	348,438
Transfer agent costs	2,882
Trustees, CCO and deferred compensation fees	9,129
Audit and tax fees	12,556
Custody fees	17,945
Legal fees	14,662
Printing and shareholder reports fees	14,956
Other	15,876

Total expenses	2,643,322

Net investment income (loss)	2,630,500

Net realized gain (loss) on:
Investments	24,982,514

Net change in unrealized appreciation (depreciation) on:
Investments	(99,933,318)

Net realized and change in unrealized gain (loss)	(74,950,804)

Net increase (decrease) in net assets resulting from operations	$(72,320,304)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Mid Cap Value VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2022 (unaudited)	December 31, 2021
From operations:
Net investment income (loss)	$2,630,500	$2,977,134
Net realized gain (loss)	24,982,514	94,029,463
Net change in unrealized appreciation (depreciation)	(99,933,318)	44,407,354

Net increase (decrease) in net assets resulting from operations	(72,320,304)	141,413,951

Dividends and/or distributions to shareholders:
Initial Class	—	(5,387,312)
Service Class	—	(6,575,062)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(11,962,374)

Capital share transactions:
Proceeds from shares sold:
Initial Class	904,177	138,509,139
Service Class	11,198,791	25,667,621

	12,102,968	164,176,760

Dividends and/or distributions reinvested:
Initial Class	—	5,387,312
Service Class	—	6,575,062

	—	11,962,374

Cost of shares redeemed:
Initial Class	(10,342,587)	(144,668,717)
Service Class	(29,240,867)	(50,822,755)

	(39,583,454)	(195,491,472)

Net increase (decrease) in net assets resulting from capital share transactions	(27,480,486)	(19,352,338)

Net increase (decrease) in net assets	(99,800,790)	110,099,239

Net assets:
Beginning of period/year	561,346,040	451,246,801

End of period/year	$461,545,250	$561,346,040

Capital share transactions - shares:
Shares issued:
Initial Class	47,480	7,857,754
Service Class	587,205	1,439,962

	634,685	9,297,716

Shares reinvested:
Initial Class	—	286,255
Service Class	—	356,759

	—	643,014

Shares redeemed:
Initial Class	(530,002)	(7,573,514)
Service Class	(1,595,135)	(2,785,093)

	(2,125,137)	(10,358,607)

Net increase (decrease) in shares outstanding:
Initial Class	(482,522)	570,495
Service Class	(1,007,930)	(988,372)

	(1,490,452)	(417,877)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Mid Cap Value VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2022 (unaudited)		December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018		December 31, 2017
Net asset value, beginning of period/year	$19.74		$15.64	$16.28	$14.44	$16.88		$19.40

Investment operations:
Net investment income (loss) (A)	0.11		0.13	0.16	0.19	0.23		0.15
Net realized and unrealized gain (loss)	(2.73)		4.41	(0.08)	3.42	(2.14)		2.07

Total investment operations	(2.62)		4.54	0.08	3.61	(1.91)		2.22

Dividends and/or distributions to shareholders:
Net investment income	—		(0.14)	(0.18)	(0.24)	(0.15)		(0.16)
Net realized gains	—		(0.30)	(0.54)	(1.53)	(0.38)		(4.58)

Total dividends and/or distributions to shareholders	—		(0.44)	(0.72)	(1.77)	(0.53)		(4.74)

Net asset value, end of period/year	$17.12		$19.74	$15.64	$16.28	$14.44		$16.88

Total return	(13.27	)%(B)	29.19%	1.35%	26.21%	(11.81)%		13.47%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$220,376		$263,545	$199,873	$230,002	$187,476		$271,777
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.87	%(C)	0.87%	0.88%	0.87%	0.87%		0.87%
Including waiver and/or reimbursement and recapture	0.87	%(C)	0.87%	0.88%	0.87%	0.87	%(D)	0.87	%(D)
Net investment income (loss) to average net assets	1.13	%(C)	0.68%	1.14%	1.15%	1.35%		0.79%
Portfolio turnover rate	9	%(B)	45%	22%	14%	16%		15%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2022 (unaudited)		December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018		December 31, 2017
Net asset value, beginning of period/year	$19.31		$15.32	$15.97	$14.18	$16.60		$19.16

Investment operations:
Net investment income (loss) (A)	0.08		0.08	0.12	0.14	0.18		0.10
Net realized and unrealized gain (loss)	(2.65)		4.32	(0.09)	3.37	(2.11)		2.04

Total investment operations	(2.57)		4.40	0.03	3.51	(1.93)		2.14

Dividends and/or distributions to shareholders:
Net investment income	—		(0.11)	(0.14)	(0.19)	(0.11)		(0.12)
Net realized gains	—		(0.30)	(0.54)	(1.53)	(0.38)		(4.58)

Total dividends and/or distributions to shareholders	—		(0.41)	(0.68)	(1.72)	(0.49)		(4.70)

Net asset value, end of period/year	$16.74		$19.31	$15.32	$15.97	$14.18		$16.60

Total return	(13.31	)%(B)	28.84%	1.03%	25.99%	(12.09)%		13.19%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$241,169		$297,801	$251,374	$258,115	$202,973		$257,734
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.12	%(C)	1.12%	1.13%	1.12%	1.12%		1.12%
Including waiver and/or reimbursement and recapture	1.12	%(C)	1.12%	1.13%	1.12%	1.12	%(D)	1.12	%(D)
Net investment income (loss) to average net assets	0.88	%(C)	0.43%	0.88%	0.90%	1.09%		0.54%
Portfolio turnover rate	9	%(B)	45%	22%	14%	16%		15%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2022

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica JPMorgan Mid Cap Value VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

1. ORGANIZATION (continued)

services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2022, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the period ended June 30, 2022, commissions recaptured are $3,157.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

3. INVESTMENT VALUATION (continued)

input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2022, if any, are identified within the Schedule of Investments.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2022, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2022.

Repurchase agreements at June 30, 2022, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2022, if any, are shown on a gross basis within the Schedule of Investments.

6. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities and other assets may go up or down, sometimes sharply and unpredictably, due to general market conditions, overall economic trends or events, inflation, changes in interest rates, government actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by wars, tariffs, trade disputes or other factors, political developments, investor sentiment, the global and domestic effects of a pandemic or other health emergency, and other factors that may or may not be related to the issuer of the security or other asset. The market prices of securities and other assets also may go down due to events or conditions that affect particular sectors, industries, issuers, or geographies. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets. If the value of the Portfolio’s securities and assets fall, the value of your investment will go down. The Portfolio may experience a substantial or complete loss on any individual security or asset.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

6. RISK FACTORS (continued)

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, the imposition of economic sanctions, public health events (such as the spread of infectious disease), wars, terrorism, cybersecurity events, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. In the past decade, financial markets throughout the world have experienced increased volatility and decreased liquidity. These conditions may continue or worsen. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down. Securities markets may also be susceptible to market manipulation or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or adversely affect the value of securities traded in these markets, including the Portfolio’s securities.

The pandemic of the novel coronavirus respiratory disease designated COVID-19 has resulted in economic downturns throughout the world, severe losses, particularly to some sectors of the economy and individual issuers, and reduced liquidity of many instruments. There also have been significant disruptions to business operations, including business closures; strained healthcare systems; disruptions to supply chains and employee availability; large fluctuations in consumer demand; and widespread uncertainty regarding the duration and long-term effects of the pandemic. Economic downturns may be prolonged, and political and social instability, continued volatility and decreased liquidity in the securities markets may result. Developing or emerging market countries may be more impacted by the pandemic.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. These and other government intervention into the economy and financial markets may not work as intended. In addition, government actions to mitigate the economic impact of the pandemic have resulted in large expansion of government deficits and debt, the long-term consequences of which are not known. Rates of inflation have recently risen, which could adversely affect economies and markets. The pandemic could continue to adversely affect the value and liquidity of the Portfolio’s investments.

Europe: A number of countries in Europe have experienced severe economic and financial difficulties; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen or spread within or outside Europe. Responses to the financial problems by European governments, central banks and others may not work, may result in conflicts and social unrest and may limit future growth and economic recovery or have other unintended consequences. In January, 2020, through “Brexit,” the United Kingdom withdrew from the European Union. The ramifications of Brexit are unknown, and the implications of possible political, regulatory, economic, and market outcomes could be significant. The United Kingdom has one of the largest economies in Europe and is a major trading partner with European Union countries and the United States. Brexit may create additional and substantial economic stresses for the United Kingdom, including a contraction of the United Kingdom’s economy, decreased trade, capital outflows, devaluation of the British pound, and a decrease in business and consumer spending and investment. The negative impact on not only the United Kingdom and European Union economies but also the broader global economy could be significant. A number of countries in Europe have suffered terror attacks, and additional attacks may occur in the future. Europe has also been struggling with mass migration from the Middle East, Eastern Europe and Africa. The ultimate effects of these events and other socio-political or geopolitical issues could profoundly affect global economies and markets. Whether or not the Portfolio invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of the Portfolio’s investments.

Additional Market Disruption: Russia’s invasion of Ukraine in February, 2022, the resulting responses by the United States and other countries, and the potential for wider conflict, have increased and may continue to increase volatility and uncertainty in financial markets worldwide. The United States and other countries have imposed broad-ranging economic sanctions on Russia and Russian entities and individuals, and may impose additional sanctions, including on other countries that provide military or economic support to Russia. These sanctions, among other things, restrict companies from doing business with Russia and Russian issuers, and may adversely affect companies with economic or financial exposure to Russia and Russian issuers. The extent and duration of Russia’s military actions and the repercussions of such actions are not known. The invasion may widen beyond Ukraine and may escalate, including through retaliatory actions and cyberattacks by Russia and even other countries. These events may result in further and significant market disruptions and may adversely affect regional and global economies including those of Europe and the United States. Certain industries and markets, such as those involving oil, natural gas and other commodities, as well as global supply chains, may be particularly adversely affected. Whether or not the Portfolio invests in securities of issuers located in Russia, Ukraine and adjacent countries or with significant exposure to issuers in these countries, these events could negatively affect the value and liquidity of the Portfolio’s investments.

Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The value of equity securities fluctuates based on

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

6. RISK FACTORS (continued)

real or perceived changes in a company’s financial condition, factors affecting a particular industry or industries, and overall market, economic and political conditions. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.

Medium capitalization companies risk: The Portfolio will be exposed to additional risks as a result of its investments in the securities of medium capitalization companies. Investing in medium capitalization companies involves greater risk than is customarily associated with more established companies. The prices of securities of medium capitalization companies generally are more volatile and are more likely to be adversely affected by changes in earnings results and investor expectations or poor economic or market conditions. Securities of medium capitalization companies may underperform larger capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.

7. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee, CCO and deferred compensation fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints	Rate
First $100 million	0.88%
Over $100 million up to $750 million	0.83
Over $750 million up to $1.5 billion	0.81
Over $1.5 billion	0.80

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net assets. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Effective May 1, 2022
Initial Class	0.93%	May 1, 2023
Service Class	1.17	May 1, 2023
Prior to May 1, 2022
Service Class	1.18

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2022 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2022, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2023. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Technology Holdings, Inc (“SS&C”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C related to applicable sub-transfer agency services. For the period ended June 30, 2022, (i) the expenses paid to SS&C by the Portfolio are referred to as Transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C by the Portfolio are referred to as Transfer agent costs within the Statement of Assets and Liabilities.

Deferred compensation plan: Effective September 23, 2021, the Board has approved the termination of the deferred compensation plan. Payments will be made to applicable current and former Board members consistent with Section 409A of the Code. Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2022, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2022.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

8. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2022, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 45,589,021	$ —	$ 76,962,153	$ —

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2022, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 426,871,148	$ 64,028,922	$ (29,770,133)	$ 34,258,789

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Mid Cap Value VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 15-16, 2022, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica JPMorgan Mid Cap Value VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and J.P. Morgan Investment Management, Inc. (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2023.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative fee, expense, and performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Mid Cap Value VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2021. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was in line with the median for its peer universe for the past 1- and 10-year periods and below the median for the past 3- and 5-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was above its benchmark for the past 1-year period and below its benchmark for the past 3-, 5- and 10-year periods.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees and TAM agreed upon a reduction in the Portfolio’s management fee at certain breakpoints. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Mid Cap Value VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio and that TAM believes the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser participates in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and the contract holders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Tactical Allocation VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2022, and held for the entire six-month period until June 30, 2022.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period (B)	Ending Account Value June 30, 2022	Expenses Paid During Period (B)	Net Annualized Expense Ratio (C)
Initial Class	$1,000.00	$872.40	$3.62	$1,020.90	$3.91	0.78%
Service Class	1,000.00	871.20	4.78	1,019.70	5.16	1.03

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Net annualized expense ratios, as disclosed in the table, do not include the expenses of the underlying investments in which the Portfolio invests. The net annualized expense ratios, as stated in the fee table of the Portfolio’s Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2022

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Government Obligations	32.1%
Common Stocks	23.1
Corporate Debt Securities	20.3
U.S. Government Agency Obligations	15.0
Other Investment Company	7.0
Short-Term U.S. Government Obligations	5.8
Repurchase Agreement	5.1
Asset-Backed Securities	0.9
Foreign Government Obligations	0.4
Mortgage-Backed Securities	0.2
Preferred Stock	0.1
Investment Companies	0.1
Net Other Assets (Liabilities) ^	(10.1)
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

^

The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS

At June 30, 2022

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 0.9%
Cayman Islands - 0.1%
LFT CRE Ltd. Series 2021-FL1, Class C, 1-Month LIBOR + 1.95%, 3.27% (A), 06/15/2039 (B)	$1,420,000	$1,341,571

United States - 0.8%
American Homes 4 Rent Trust Series 2015-SFR1, Class A, 3.47%, 04/17/2052 (B)	216,744	212,442
Camillo Trust Series 2016-SFR1, 5.00%, 12/05/2023	956,366	954,932
Consumer Receivables Asset Investment Trust Series 2021-1, Class A1X, 3-Month LIBOR + 3.00%, 4.52% (A), 03/24/2023 (B)	1,508,045	1,496,345
COOF Securitization Trust Ltd., Interest Only STRIPS Series 2014-1, Class A, 2.79% (A), 06/25/2040 (B)	78,333	6,555
Corevest American Finance Trust Series 2019-3, Class A, 2.71%, 10/15/2052 (B)	628,470	605,458
FTF Funding II LLC Series 2019-1, Class A, Zero Coupon, 08/15/2024	88,650	87,896
Goodgreen Trust Series 2017, Class R1, 5.00%, 10/20/2051	757	691
KGS-Alpha SBA COOF Trust, Interest Only STRIPS
Series 2012-2, Class A,
0.91% (A), 08/25/2038 (B)	269,198	5,257
Series 2013-2, Class A,
1.71% (A), 03/25/2039 (B)	270,464	9,780
Series 2014-2, Class A,
2.67% (A), 04/25/2040 (B)	126,622	9,365
NRZ Excess Spread-Collateralized Notes
Series 2021-FHT1, Class A,
3.10%, 07/25/2026 (B)	2,110,556	1,924,574
Series 2021-FNT2, Class A,
3.23%, 05/25/2026 (B)	914,646	836,367
P4 SFR Holdco LLC Series 2019-STL, Class A, 7.25%, 10/11/2026 (C) (D)	1,000,000	1,000,000
SART Series 2018-1, 4.75%, 06/15/2025	429,679	423,234
Tricolor Auto Securitization Trust Series 2020-1A, Class A, 4.88%, 11/15/2026 (B)	133,114	133,099
VM Debt Trust Series 2019-1, 7.50%, 06/15/2024	1,008,581	1,018,667

		8,724,662

Total Asset-Backed Securities (Cost $10,695,903)		10,066,233

	Principal	Value
CORPORATE DEBT SECURITIES - 20.3%
Australia - 0.2%
Commonwealth Bank of Australia 3.78%, 03/14/2032 (B)	$ 375,000	$ 331,268
Macquarie Group Ltd.
Fixed until 06/23/2031, 2.69% (A), 06/23/2032 (B) (E)	362,000	291,985
Fixed until 01/15/2029, 5.03% (A), 01/15/2030 (B)	558,000	557,570
National Australia Bank Ltd. 2.33%, 08/21/2030 (B)	415,000	334,439
Santos Finance Ltd. 3.65%, 04/29/2031 (B)	417,000	354,613
Westpac Banking Corp.
Fixed until 11/15/2030, 2.67% (A), 11/15/2035	331,000	265,957
Fixed until 11/18/2031, 3.02% (A), 11/18/2036	362,000	292,491

		2,428,323

Bermuda - 0.0% (F)
Triton Container International Ltd. 1.15%, 06/07/2024 (B)	321,000	300,194

Canada - 0.5%
Air Canada Pass-Through Trust 3.75%, 06/15/2029 (B)	888,340	838,993
Bank of Nova Scotia
Fixed until 10/27/2026, 3.63% (A), 10/27/2081	200,000	151,436
Fixed until 02/04/2032, 4.59% (A), 05/04/2037	570,000	525,458
Barrick Gold Corp. 6.45%, 10/15/2035	74,000	82,404
Canadian Pacific Railway Co.
2.05%, 03/05/2030	523,000	443,656
3.10%, 12/02/2051	167,000	124,178
Enbridge, Inc.
3-Month SOFR + 0.63%, 1.85% (A), 02/16/2024	313,000	309,204
3.13%, 11/15/2029	302,000	273,613
Fortis, Inc. 3.06%, 10/04/2026	858,000	808,329
Rogers Communications, Inc. 3.80%, 03/15/2032 (B)	685,000	628,118
Suncor Energy, Inc. 7.88%, 06/15/2026	61,000	68,095
Teck Resources Ltd. 5.40%, 02/01/2043	104,000	97,075
Toronto-Dominion Bank 4.11%, 06/08/2027 (E)	615,000	609,148
TransCanada PipeLines Ltd. 4.63%, 03/01/2034	609,000	586,172

		5,545,879

Cayman Islands - 0.3%
Avolon Holdings Funding Ltd.
2.13%, 02/21/2026 (B)	283,000	244,999
2.88%, 02/15/2025 (B)	1,492,000	1,373,493
3.95%, 07/01/2024 (B)	717,000	687,048
4.25%, 04/15/2026 (B)	522,000	484,089

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Cayman Islands (continued)
Hutchison Whampoa International 12 II Ltd. 3.25%, 11/08/2022 (B)	$ 200,000	$ 200,208
Vale Overseas Ltd. 3.75%, 07/08/2030	803,000	703,837

		3,693,674

Colombia - 0.0% (F)
Ecopetrol SA
4.13%, 01/16/2025	99,000	91,739
5.38%, 06/26/2026	108,000	100,111

		191,850

Denmark - 0.1%
Danske Bank AS
Fixed until 12/20/2024, 3.24% (A), 12/20/2025 (B)	564,000	538,029
Fixed until 04/01/2027, 4.30% (A), 04/01/2028 (B)	225,000	213,717
5.38%, 01/12/2024 (B)	430,000	434,086

		1,185,832

Finland - 0.0% (F)
Nordea Bank Abp Fixed until 09/13/2028, 4.63% (A), 09/13/2033 (B)	270,000	259,697

France - 0.6%
BNP Paribas SA Fixed until 01/10/2024, 4.71% (A), 01/10/2025 (B)	910,000	910,112
BPCE SA
Fixed until 10/06/2025, 1.65% (A), 10/06/2026 (B)	935,000	837,794
3.38%, 12/02/2026	270,000	257,638
5.15%, 07/21/2024 (B)	715,000	715,424
Credit Agricole SA
3.25%, 10/04/2024 (B)	405,000	394,594
Fixed until 12/23/2025 (G), 8.13% (A) (B)	410,000	419,963
Societe Generale SA
Fixed until 12/14/2025, 1.49% (A), 12/14/2026 (B)	1,030,000	909,498
Fixed until 06/09/2026, 1.79% (A), 06/09/2027 (B)	700,000	611,304
2.63%, 10/16/2024 (B)	734,000	706,506
Fixed until 01/19/2027, 2.80% (A), 01/19/2028 (B)	700,000	625,939
4.25%, 08/19/2026 (B)	300,000	288,540
TotalEnergies Capital International SA
2.99%, 06/29/2041	572,000	452,904
3.13%, 05/29/2050	93,000	71,591

		7,201,807

Germany - 0.2%
Deutsche Bank AG
Fixed until 09/18/2023, 2.22% (A), 09/18/2024	1,020,000	983,898
Fixed until 11/16/2026, 2.31% (A), 11/16/2027	460,000	397,503
3.70%, 05/30/2024	133,000	130,733

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Germany (continued)
Deutsche Bank AG (continued)
Fixed until 10/07/2031, 3.74% (A), 01/07/2033	$ 700,000	$ 510,981

		2,023,115

Hong Kong - 0.0% (F)
AIA Group Ltd. 3.60%, 04/09/2029 (B)	265,000	255,651

Ireland - 0.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
2.45%, 10/29/2026	184,000	160,432
3.00%, 10/29/2028	1,055,000	890,287
3.50%, 01/15/2025	345,000	329,749
3.88%, 01/23/2028	150,000	135,606
AIB Group PLC Fixed until 04/10/2024, 4.26% (A), 04/10/2025 (B)	828,000	812,604
GE Capital International Funding Unlimited Co. 4.42%, 11/15/2035	963,000	903,277

		3,231,955

Italy - 0.1%
Eni SpA 4.25%, 05/09/2029 (B) (E)	206,000	201,561
Intesa Sanpaolo SpA Fixed until 06/01/2041, 4.95% (A), 06/01/2042 (B)	310,000	210,276
UniCredit SpA Fixed until 06/03/2026, 1.98% (A), 06/03/2027 (B)	480,000	415,161

		826,998

Japan - 0.4%
Mitsubishi UFJ Financial Group, Inc.
Fixed until 07/20/2026, 1.54% (A), 07/20/2027	760,000	671,723
Fixed until 10/13/2026, 1.64% (A), 10/13/2027	615,000	542,796
Fixed until 01/19/2027, 2.34% (A), 01/19/2028	1,015,000	916,153
Mizuho Financial Group, Inc. Fixed until 05/25/2025, 2.23% (A), 05/25/2026	882,000	825,096
Nomura Holdings, Inc. 1.85%, 07/16/2025	415,000	380,534
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/2030	1,340,000	1,123,545
5.00%, 11/26/2028	660,000	673,452

		5,133,299

Jersey, Channel Islands - 0.0% (F)
Galaxy Pipeline Assets Bidco Ltd. 2.94%, 09/30/2040 (B)	294,783	240,448

Mexico - 0.1%
America Movil SAB de CV 3.63%, 04/22/2029	570,000	541,585
Coca-Cola Femsa SAB de CV
1.85%, 09/01/2032	200,000	155,250
2.75%, 01/22/2030	175,000	156,667

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Mexico (continued)
Fomento Economico Mexicano SAB de CV 3.50%, 01/16/2050	$ 190,000	$ 148,227
Mexico City Airport Trust 5.50%, 07/31/2047 (B)	200,000	137,100
Petroleos Mexicanos 6.50%, 03/13/2027	265,000	229,755

		1,368,584

Multi-National - 0.1%
Broadcom Corp. / Broadcom Cayman Finance Ltd. 3.88%, 01/15/2027	854,000	822,827
NXP BV / NXP Funding LLC / NXP USA, Inc.
2.50%, 05/11/2031	441,000	363,503
3.25%, 05/11/2041	223,000	168,681
4.40%, 06/01/2027	150,000	147,878

		1,502,889

Netherlands - 0.4%
Cooperatieve Rabobank UA 3.75%, 07/21/2026	960,000	916,483
EDP Finance BV 1.71%, 01/24/2028 (B)	1,015,000	871,286
Enel Finance International NV
1.88%, 07/12/2028 (B)	200,000	167,994
2.25%, 07/12/2031 (B)	200,000	157,421
4.63%, 06/15/2027 (B)	1,000,000	985,173
5.00%, 06/15/2032 (B)	610,000	590,511
Lundin Energy Finance BV 3.10%, 07/15/2031 (B)	930,000	771,429
NXP BV / NXP Funding LLC / NXP USA, Inc. 3.40%, 05/01/2030	149,000	131,746
Shell International Finance BV
2.75%, 04/06/2030	607,000	549,118
3.63%, 08/21/2042	112,000	95,467
4.55%, 08/12/2043	17,000	16,206

		5,252,834

Panama - 0.0% (F)
Banco Nacional de Panama 2.50%, 08/11/2030 (B)	300,000	238,125

Republic of Korea - 0.1%
Kia Corp.
1.75%, 10/16/2026 (B)	220,000	199,048
3.25%, 04/21/2026 (B)	440,000	425,929

		624,977

Saudi Arabia - 0.0% (F)
Saudi Arabian Oil Co. 1.63%, 11/24/2025 (B)	200,000	184,600

Singapore - 0.0% (F)
BOC Aviation Ltd.
2.75%, 09/18/2022 (B)	210,000	209,687
3.50%, 10/10/2024 (B)	200,000	197,517

		407,204

Spain - 0.3%
Banco Bilbao Vizcaya Argentaria SA 1.13%, 09/18/2025	200,000	181,110

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Spain (continued)
Banco Santander SA
Fixed until 06/30/2023, 0.70% (A), 06/30/2024	$ 800,000	$ 771,261
Fixed until 09/14/2026, 1.72% (A), 09/14/2027	600,000	521,467
Fixed until 03/24/2027, 4.18% (A), 03/24/2028	1,000,000	955,510
Telefonica Emisiones SA 4.67%, 03/06/2038	730,000	646,159

		3,075,507

Switzerland - 0.4%
Credit Suisse AG 3.70%, 02/21/2025	420,000	410,987
Credit Suisse Group AG
Fixed until 09/11/2024, 2.59% (A), 09/11/2025 (B)	1,390,000	1,308,960
Fixed until 05/14/2031, 3.09% (A), 05/14/2032 (B)	260,000	207,447
3.75%, 03/26/2025	350,000	339,313
Fixed until 06/12/2023, 4.21% (A), 06/12/2024 (B)	797,000	789,989
UBS Group AG
Fixed until 01/30/2026, 1.36% (A), 01/30/2027 (B)	340,000	301,701
Fixed until 02/11/2032, 2.75% (A), 02/11/2033 (B)	430,000	350,957
4.13%, 09/24/2025 (B)	340,000	337,743
Fixed until 05/12/2025, 4.49% (A), 05/12/2026 (B)	250,000	249,457

		4,296,554

United Kingdom - 1.3%
Anglo American Capital PLC 4.00%, 09/11/2027 (B)	250,000	238,187
AstraZeneca PLC
1.38%, 08/06/2030	713,000	585,606
2.13%, 08/06/2050	167,000	112,389
6.45%, 09/15/2037	112,000	134,663
BAE Systems PLC 3.40%, 04/15/2030 (B)	661,000	604,817
Barclays PLC Fixed until 05/07/2024, 3.93% (A), 05/07/2025	680,000	669,682
BAT International Finance PLC 4.45%, 03/16/2028	690,000	654,262
BP Capital Markets PLC Fixed until 06/22/2025 (G), 4.38% (A)	71,000	67,273
HSBC Holdings PLC
Fixed until 05/24/2024, 0.98% (A), 05/24/2025	360,000	335,948
Fixed until 08/17/2028, 2.21% (A), 08/17/2029	830,000	699,095
Fixed until 11/22/2026, 2.25% (A), 11/22/2027	590,000	526,380
Fixed until 03/10/2025, 3.00% (A), 03/10/2026	610,000	581,114
Fixed until 03/13/2027, 4.04% (A), 03/13/2028	500,000	475,197

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United Kingdom (continued)
HSBC Holdings PLC (continued)
Fixed until 09/12/2025, 4.29% (A), 09/12/2026	$ 1,309,000	$ 1,280,137
Fixed until 06/09/2027, 4.76% (A), 06/09/2028	575,000	560,282
Imperial Brands Finance PLC
3.13%, 07/26/2024 (B)	404,000	391,544
3.50%, 07/26/2026 (B)	612,000	574,148
Nationwide Building Society 3.90%, 07/21/2025 (B)	630,000	624,493
NatWest Group PLC
Fixed until 06/14/2026, 1.64% (A), 06/14/2027	723,000	634,670
Fixed until 05/22/2027, 3.07% (A), 05/22/2028	560,000	510,181
3.88%, 09/12/2023	550,000	548,468
Fixed until 03/22/2024, 4.27% (A), 03/22/2025	1,110,000	1,099,099
Royalty Pharma PLC 3.35%, 09/02/2051	279,000	189,588
Santander UK Group Holdings PLC
Fixed until 03/15/2024, 1.09% (A), 03/15/2025	990,000	925,004
Fixed until 06/14/2026, 1.67% (A), 06/14/2027	710,000	620,499
Standard Chartered PLC
Fixed until 10/14/2022, 1.32% (A), 10/14/2023 (B)	505,000	501,413
Fixed until 01/30/2025, 2.82% (A), 01/30/2026 (B)	985,000	933,314

		15,077,453

United States - 14.8%
7-Eleven, Inc.
2.50%, 02/10/2041 (B)	259,000	176,384
2.80%, 02/10/2051 (B)	307,000	201,585
AbbVie, Inc.
4.05%, 11/21/2039	1,100,000	985,336
4.40%, 11/06/2042	214,000	195,430
4.45%, 05/14/2046	323,000	294,880
4.50%, 05/14/2035	186,000	181,136
Activision Blizzard, Inc.
1.35%, 09/15/2030	279,000	224,439
2.50%, 09/15/2050	682,000	470,586
Advanced Micro Devices, Inc.
3.92%, 06/01/2032	175,000	172,235
4.39%, 06/01/2052	65,000	63,687
AEP Texas, Inc. 4.70%, 05/15/2032	190,000	189,604
AEP Transmission Co. LLC 2.75%, 08/15/2051	172,000	121,420
AES Corp.
1.38%, 01/15/2026	260,000	229,555
3.30%, 07/15/2025 (B)	228,000	213,859
3.95%, 07/15/2030 (B)	183,000	165,011
Aetna, Inc.
3.88%, 08/15/2047	235,000	195,331
4.13%, 11/15/2042	310,000	264,492

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Air Lease Corp.
2.88%, 01/15/2026	$ 390,000	$ 358,383
3.25%, 03/01/2025	413,000	394,508
3.38%, 07/01/2025	195,000	183,798
Albemarle Corp.
4.65%, 06/01/2027	400,000	395,146
5.05%, 06/01/2032	295,000	288,871
Alexander Funding Trust 1.84%, 11/15/2023 (B)	1,547,000	1,478,469
Alexandria Real Estate Equities, Inc. 2.95%, 03/15/2034	570,000	476,152
Alliant Energy Finance LLC 1.40%, 03/15/2026 (B)	90,000	80,058
Altria Group, Inc.
2.45%, 02/04/2032	850,000	642,000
3.40%, 02/04/2041	163,000	108,965
3.88%, 09/16/2046	61,000	41,266
Amazon.com, Inc.
2.50%, 06/03/2050	167,000	118,690
2.70%, 06/03/2060	172,000	117,484
3.10%, 05/12/2051	237,000	187,991
3.60%, 04/13/2032 (E)	345,000	333,267
3.88%, 08/22/2037	784,000	746,107
3.95%, 04/13/2052	165,000	153,143
Ameren Corp.
1.75%, 03/15/2028	158,000	136,367
3.50%, 01/15/2031	169,000	155,199
American Airlines Pass-Through Trust
2.88%, 01/11/2036	112,000	95,553
3.95%, 01/11/2032	56,000	46,789
4.10%, 07/15/2029	112,193	97,464
American Tower Corp.
2.75%, 01/15/2027	609,000	557,707
3.95%, 03/15/2029	544,000	507,573
4.05%, 03/15/2032	190,000	173,622
American Transmission Systems, Inc. 2.65%, 01/15/2032 (B)	362,000	307,425
American Water Capital Corp. 4.00%, 12/01/2046	66,000	57,615
Amgen, Inc.
2.45%, 02/21/2030	290,000	253,475
2.80%, 08/15/2041	450,000	335,214
3.00%, 01/15/2052	240,000	171,544
3.15%, 02/21/2040	393,000	313,047
4.20%, 02/22/2052	180,000	158,644
Analog Devices, Inc. 2.95%, 10/01/2051	265,000	203,692
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. 4.70%, 02/01/2036	1,350,000	1,297,822
Anheuser-Busch InBev Finance, Inc.
4.00%, 01/17/2043	149,000	123,810
4.63%, 02/01/2044	42,000	37,896
4.70%, 02/01/2036	229,000	220,149
Anheuser-Busch InBev Worldwide, Inc.
4.35%, 06/01/2040	195,000	175,329
4.38%, 04/15/2038	366,000	337,067
4.50%, 06/01/2050	447,000	404,368
4.60%, 04/15/2048	184,000	166,081

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Appalachian Power Co. 5.80%, 10/01/2035	$ 14,000	$ 14,669
Apple, Inc.
2.38%, 02/08/2041	228,000	174,730
2.65%, 05/11/2050	138,000	102,551
2.70%, 08/05/2051	473,000	356,213
2.80%, 02/08/2061	70,000	50,286
2.95%, 09/11/2049	515,000	408,037
Arizona Public Service Co. 5.05%, 09/01/2041	21,000	19,928
AT&T, Inc.
2.55%, 12/01/2033	1,206,000	981,512
3.55%, 09/15/2055	620,000	467,616
3.65%, 09/15/2059	673,000	507,738
4.30%, 02/15/2030	311,000	304,189
Atmos Energy Corp. 3.00%, 06/15/2027 (E)	167,000	160,278
Aviation Capital Group LLC
1.95%, 01/30/2026 (B)	158,000	137,582
5.50%, 12/15/2024 (B)	417,000	414,744
Bank of America Corp.
Fixed until 07/23/2030, 1.90% (A), 07/23/2031	297,000	237,978
Fixed until 10/24/2030, 1.92% (A), 10/24/2031	297,000	237,027
Fixed until 06/14/2028, 2.09% (A), 06/14/2029	339,000	290,687
Fixed until 07/21/2031, 2.30% (A), 07/21/2032	975,000	790,087
Fixed until 02/04/2027, 2.55% (A), 02/04/2028	480,000	437,157
Fixed until 10/20/2031, 2.57% (A), 10/20/2032	623,000	515,306
Fixed until 03/11/2031, 2.65% (A), 03/11/2032	188,000	158,424
Fixed until 06/19/2040, 2.68% (A), 06/19/2041	181,000	130,882
Fixed until 04/22/2031, 2.69% (A), 04/22/2032	864,000	727,285
Fixed until 10/22/2029, 2.88% (A), 10/22/2030	1,519,000	1,329,472
Fixed until 10/01/2024, 3.09% (A), 10/01/2025	150,000	145,285
Fixed until 12/20/2027, 3.42% (A), 12/20/2028	1,481,000	1,381,425
Fixed until 03/05/2023, 3.55% (A), 03/05/2024	107,000	106,687
Fixed until 07/21/2027, 3.59% (A), 07/21/2028	228,000	215,350
Fixed until 04/24/2027, 3.71% (A), 04/24/2028	802,000	765,785
Fixed until 01/20/2027, 3.82% (A), 01/20/2028	2,039,000	1,957,815
BAT Capital Corp.
3.46%, 09/06/2029	440,000	377,921
3.56%, 08/15/2027	765,000	700,911
4.39%, 08/15/2037	710,000	565,280

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Bayer US Finance II LLC 4.38%, 12/15/2028 (B)	$ 270,000	$ 263,388
Becton Dickinson & Co. 1.96%, 02/11/2031	367,000	297,042
Berkshire Hathaway Energy Co. 4.60%, 05/01/2053 (B)	86,000	83,058
Berkshire Hathaway Finance Corp.
2.85%, 10/15/2050	227,000	164,602
2.88%, 03/15/2032	280,000	251,747
3.85%, 03/15/2052	510,000	439,847
4.20%, 08/15/2048	80,000	73,555
Biogen, Inc. 2.25%, 05/01/2030	98,000	80,593
Boeing Co.
2.20%, 02/04/2026	980,000	882,710
2.25%, 06/15/2026	186,000	166,392
3.25%, 02/01/2035	84,000	63,781
3.60%, 05/01/2034	265,000	212,263
3.63%, 02/01/2031	24,000	20,863
3.95%, 08/01/2059	651,000	441,084
5.81%, 05/01/2050	181,000	167,492
Boston Gas Co.
3.00%, 08/01/2029 (B)	307,000	272,911
4.49%, 02/15/2042 (B)	13,000	11,657
BP Capital Markets America, Inc.
2.72%, 01/12/2032	587,000	506,735
2.77%, 11/10/2050	223,000	155,914
2.94%, 06/04/2051	250,000	179,497
3.00%, 02/24/2050	151,000	110,390
3.02%, 01/16/2027	362,000	345,280
3.54%, 04/06/2027	46,000	44,724
Bristol-Myers Squibb Co.
2.35%, 11/13/2040	80,000	59,498
2.55%, 11/13/2050	874,000	623,010
2.95%, 03/15/2032	350,000	321,544
3.70%, 03/15/2052	280,000	243,535
Broadcom, Inc. 2.45%, 02/15/2031 (B)	808,000	650,892
Burlington Northern Santa Fe LLC
3.90%, 08/01/2046	288,000	257,382
4.15%, 04/01/2045	74,000	67,576
4.38%, 09/01/2042	74,000	70,222
4.45%, 01/15/2053	410,000	399,226
Capital One Financial Corp.
Fixed until 03/03/2025, 2.64% (A), 03/03/2026	490,000	463,586
Fixed until 05/09/2024, 4.17% (A), 05/09/2025	605,000	596,606
CenterPoint Energy, Inc.
2.65%, 06/01/2031	530,000	452,546
2.95%, 03/01/2030	159,000	141,762
Fixed until 09/01/2023 (G), 6.13% (A) (E)	260,000	221,153
CF Industries, Inc.
5.15%, 03/15/2034	617,000	604,281
5.38%, 03/15/2044	27,000	25,288

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Charter Communications Operating LLC / Charter Communications Operating Capital
2.25%, 01/15/2029	$ 70,000	$ 57,629
3.50%, 06/01/2041 - 03/01/2042	419,000	294,135
3.70%, 04/01/2051	640,000	435,785
3.90%, 06/01/2052	139,000	97,096
4.80%, 03/01/2050	442,000	353,055
5.05%, 03/30/2029	214,000	206,373
6.38%, 10/23/2035	84,000	84,738
Cheniere Corpus Christi Holdings LLC 5.13%, 06/30/2027	1,287,000	1,288,535
Cheniere Energy Partners LP
3.25%, 01/31/2032 (B)	309,000	243,338
3.25%, 01/31/2032	309,000	305,923
4.50%, 10/01/2029	93,000	82,999
Chevron USA, Inc. 2.34%, 08/12/2050	203,000	141,302
Cigna Corp. 3.40%, 03/15/2050	63,000	48,410
Citigroup, Inc.
Fixed until 06/09/2026, 1.46% (A), 06/09/2027	897,000	794,011
Fixed until 01/25/2025, 2.01% (A), 01/25/2026	836,000	783,812
Fixed until 11/03/2031, 2.52% (A), 11/03/2032	516,000	419,906
Fixed until 06/03/2030, 2.57% (A), 06/03/2031	283,000	238,469
Fixed until 11/05/2029, 2.98% (A), 11/05/2030	716,000	626,649
Fixed until 10/27/2027, 3.52% (A), 10/27/2028	1,708,000	1,598,351
Fixed until 07/24/2027, 3.67% (A), 07/24/2028	948,000	896,310
3.88%, 03/26/2025	74,000	73,032
Fixed until 05/24/2027, 4.66% (A), 05/24/2028	370,000	368,138
5.30%, 05/06/2044	19,000	18,281
Cleveland Electric Illuminating Co. 5.50%, 08/15/2024	548,000	565,309
Coca-Cola Co.
1.38%, 03/15/2031	265,000	216,317
2.60%, 06/01/2050	205,000	153,812
3.00%, 03/05/2051	204,000	165,949
Columbia Pipeline Group, Inc. 5.80%, 06/01/2045	163,000	167,746
Comcast Corp.
2.45%, 08/15/2052 (E)	352,000	235,451
2.80%, 01/15/2051	37,000	26,369
2.89%, 11/01/2051	291,000	209,555
2.94%, 11/01/2056	718,000	501,246
3.20%, 07/15/2036	493,000	419,024
3.75%, 04/01/2040	209,000	184,038
4.20%, 08/15/2034	251,000	242,052
Commonwealth Edison Co.
3.65%, 06/15/2046	158,000	134,772
3.70%, 03/01/2045	28,000	23,651
4.70%, 01/15/2044	121,000	117,945

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Connecticut Light & Power Co. 4.30%, 04/15/2044	$ 227,000	$ 211,453
ConocoPhillips Co. 4.03%, 03/15/2062 (B) (E)	221,000	189,847
Constellation Brands, Inc.
3.15%, 08/01/2029	364,000	328,408
3.60%, 05/09/2024	385,000	383,869
4.75%, 05/09/2032	420,000	415,501
Constellation Energy Generation LLC 5.60%, 06/15/2042	386,000	373,190
Continental Resources, Inc. 2.27%, 11/15/2026 (B)	330,000	292,508
Corebridge Financial, Inc. 3.65%, 04/05/2027 (B)	330,000	310,555
Corporate Office Properties LP
2.00%, 01/15/2029	177,000	142,950
2.75%, 04/15/2031	413,000	334,665
Coterra Energy, Inc. 3.90%, 05/15/2027 (B)	372,000	357,182
Cox Communications, Inc. 4.80%, 02/01/2035 (B)	214,000	203,769
CSX Corp.
2.50%, 05/15/2051	479,000	324,714
6.00%, 10/01/2036	46,000	51,072
CVS Health Corp.
1.75%, 08/21/2030	251,000	201,557
2.70%, 08/21/2040	708,000	512,762
4.30%, 03/25/2028	226,000	223,980
CVS Pass-Through Trust 6.20%, 10/10/2025 (B)	43,398	44,222
Danaher Corp. 2.80%, 12/10/2051	391,000	285,756
Dell International LLC / EMC Corp.
3.38%, 12/15/2041 (B)	235,000	168,815
4.90%, 10/01/2026	800,000	801,286
5.30%, 10/01/2029	376,000	371,446
Delmarva Power & Light Co. 4.00%, 06/01/2042	37,000	32,169
Devon Energy Corp.
4.50%, 01/15/2030	747,000	707,172
5.88%, 06/15/2028	141,000	143,986
Diamondback Energy, Inc.
3.13%, 03/24/2031	566,000	494,106
3.50%, 12/01/2029	204,000	187,293
Discovery Communications LLC
3.63%, 05/15/2030	75,000	66,638
3.95%, 03/20/2028	572,000	533,904
4.00%, 09/15/2055	121,000	85,303
4.95%, 05/15/2042	23,000	19,157
Dominion Energy, Inc. 5.25%, 08/01/2033	65,000	67,249
DTE Electric Co. 3.70%, 03/15/2045	86,000	73,780
Duke Energy Carolinas LLC
2.55%, 04/15/2031	251,000	220,069
4.00%, 09/30/2042	200,000	178,478
Duke Energy Corp. 2.55%, 06/15/2031	210,000	174,932

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Duke Energy Florida LLC
1.75%, 06/15/2030	$ 240,000	$ 199,437
2.40%, 12/15/2031	641,000	549,723
3.40%, 10/01/2046	288,000	228,211
Duke Energy Indiana LLC
2.75%, 04/01/2050	468,000	330,894
3.75%, 05/15/2046	209,000	178,061
Duke Energy Ohio, Inc. 4.30%, 02/01/2049	28,000	25,565
Duke Energy Progress LLC
2.90%, 08/15/2051	302,000	224,260
3.40%, 04/01/2032	180,000	167,752
4.00%, 04/01/2052	40,000	36,008
Duquesne Light Holdings, Inc. 3.62%, 08/01/2027 (B)	404,000	375,774
Edison International
3.55%, 11/15/2024	184,000	179,686
4.95%, 04/15/2025	294,000	294,984
Fixed until 12/15/2026 (G), 5.00% (A)	281,000	223,572
Electronic Arts, Inc.
1.85%, 02/15/2031	507,000	413,026
2.95%, 02/15/2051	171,000	125,514
Elevance Health, Inc.
2.88%, 09/15/2029	204,000	184,198
4.63%, 05/15/2042	83,000	79,192
Eli Lilly & Co. 2.25%, 05/15/2050	230,000	163,858
Emera US Finance LP
2.64%, 06/15/2031	353,000	294,196
4.75%, 06/15/2046	492,000	437,692
Energy Transfer LP
2.90%, 05/15/2025	411,000	391,001
4.15%, 09/15/2029	251,000	230,245
5.15%, 02/01/2043 - 03/15/2045	354,000	303,653
5.25%, 04/15/2029	251,000	249,097
5.30%, 04/01/2044	199,000	173,400
5.95%, 10/01/2043	84,000	78,607
6.10%, 02/15/2042	74,000	69,103
Entergy Arkansas LLC 4.95%, 12/15/2044	80,000	76,562
Entergy Corp. 2.40%, 06/15/2031	297,000	242,599
Entergy Louisiana LLC
1.60%, 12/15/2030	228,000	183,018
2.90%, 03/15/2051	439,000	318,719
4.95%, 01/15/2045	584,000	557,958
Entergy Mississippi LLC 3.50%, 06/01/2051	56,000	45,375
Entergy Texas, Inc.
1.50%, 09/01/2026	205,000	181,896
1.75%, 03/15/2031	440,000	356,802
3.45%, 12/01/2027	42,000	40,023
Enterprise Products Operating LLC
3.30%, 02/15/2053	251,000	184,026
3.70%, 01/31/2051	332,000	261,157
4.25%, 02/15/2048	19,000	16,079
7.55%, 04/15/2038	46,000	54,588

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
EQT Corp. 3.90%, 10/01/2027	$ 295,000	$ 274,524
Essex Portfolio LP 2.65%, 09/01/2050	195,000	124,356
Evergy Metro, Inc.
2.25%, 06/01/2030	197,000	170,232
5.30%, 10/01/2041	46,000	47,537
Eversource Energy
4.20%, 06/27/2024	160,000	160,605
4.60%, 07/01/2027	120,000	121,134
Exelon Corp. 3.35%, 03/15/2032 (B)	200,000	179,519
Exxon Mobil Corp.
2.61%, 10/15/2030	72,000	64,814
3.00%, 08/16/2039	506,000	415,223
3.10%, 08/16/2049	107,000	84,138
FedEx Corp. 3.25%, 05/15/2041	186,000	145,802
Fells Point Funding Trust 3.05%, 01/31/2027 (B)	1,630,000	1,505,150
Fifth Third Bancorp
Fixed until 04/25/2027, 4.06% (A), 04/25/2028	350,000	341,516
Fixed until 04/25/2032, 4.34% (A), 04/25/2033 (E)	430,000	410,039
FirstEnergy Transmission LLC 4.55%, 04/01/2049 (B)	497,000	402,399
Fiserv, Inc. 3.50%, 07/01/2029	259,000	236,761
Flex Intermediate Holdco LLC 3.36%, 06/30/2031 (B)	418,000	342,202
Florida Power & Light Co.
3.80%, 12/15/2042	121,000	108,328
4.05%, 06/01/2042	28,000	26,046
Ford Motor Credit Co. LLC
2.30%, 02/10/2025	1,050,000	942,024
4.39%, 01/08/2026	900,000	828,954
Freeport-McMoRan, Inc.
4.13%, 03/01/2028	292,000	271,405
4.25%, 03/01/2030	157,000	142,965
4.63%, 08/01/2030	195,000	180,917
5.25%, 09/01/2029	572,000	547,089
5.40%, 11/14/2034	115,000	112,230
5.45%, 03/15/2043	71,000	65,679
General Motors Co.
5.15%, 04/01/2038	130,000	113,799
6.13%, 10/01/2025	95,000	98,278
General Motors Financial Co., Inc.
2.40%, 10/15/2028	405,000	336,989
2.70%, 08/20/2027	418,000	368,365
2.75%, 06/20/2025	900,000	845,216
Gilead Sciences, Inc. 2.60%, 10/01/2040	484,000	355,513
Glencore Funding LLC
2.50%, 09/01/2030 (B)	348,000	284,201
2.63%, 09/23/2031 (B)	444,000	358,736
2.85%, 04/27/2031 (B)	350,000	289,733
3.88%, 10/27/2027 (B)	163,000	154,133

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Global Payments, Inc.
2.15%, 01/15/2027	$ 652,000	$ 579,499
2.90%, 05/15/2030	532,000	449,746
3.20%, 08/15/2029	213,000	186,539
Goldman Sachs Group, Inc.
Fixed until 03/09/2026, 1.43% (A), 03/09/2027	999,000	886,553
Fixed until 09/10/2026, 1.54% (A), 09/10/2027	1,292,000	1,135,537
Fixed until 01/24/2024, 1.76% (A), 01/24/2025	651,000	626,656
Fixed until 10/21/2026, 1.95% (A), 10/21/2027	604,000	537,819
Fixed until 07/21/2031, 2.38% (A), 07/21/2032	604,000	489,957
Fixed until 02/24/2027, 2.64% (A), 02/24/2028	1,359,000	1,235,143
Fixed until 02/24/2032, 3.10% (A), 02/24/2033	100,000	85,650
3.50%, 04/01/2025	1,104,000	1,083,135
Fixed until 03/15/2027, 3.62% (A), 03/15/2028	1,245,000	1,179,950
Fixed until 10/31/2037, 4.02% (A), 10/31/2038	361,000	316,457
Fixed until 06/15/2026, 4.39% (A), 06/15/2027	270,000	266,723
Gray Oak Pipeline LLC 2.00%, 09/15/2023 (B)	283,000	275,861
GSK Consumer Healthcare Capital US LLC 3.38%, 03/24/2027 (B)	350,000	335,209
HCA, Inc.
3.50%, 09/01/2030 - 07/15/2051	377,000	288,953
4.50%, 02/15/2027	1,160,000	1,116,739
5.38%, 09/01/2026	1,083,000	1,073,887
5.63%, 09/01/2028	1,002,000	985,662
5.88%, 02/15/2026 - 02/01/2029	262,000	262,717
Hess Corp. 5.60%, 02/15/2041	109,000	106,572
Home Depot, Inc.
1.88%, 09/15/2031	650,000	542,875
2.38%, 03/15/2051	599,000	407,098
2.75%, 09/15/2051	156,000	114,204
3.30%, 04/15/2040	148,000	126,252
Hyundai Capital America 2.38%, 10/15/2027 (B)	475,000	418,520
Intel Corp.
3.05%, 08/12/2051	288,000	215,881
3.73%, 12/08/2047	102,000	87,098
ITC Holdings Corp. 2.95%, 05/14/2030 (B)	878,000	775,861
Jersey Central Power & Light Co.
2.75%, 03/01/2032 (B)	158,000	134,777
4.30%, 01/15/2026 (B)	200,000	197,745
6.15%, 06/01/2037	60,000	64,107
JetBlue Pass-Through Trust 8.00%, 11/15/2027	262,746	267,573
Johnson & Johnson 3.40%, 01/15/2038	145,000	131,001

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Kansas City Southern
2.88%, 11/15/2029	$ 353,000	$ 315,394
3.50%, 05/01/2050	237,000	186,030
Keurig Dr. Pepper, Inc. 3.20%, 05/01/2030	590,000	529,119
KeyCorp Fixed until 06/01/2032, 4.79% (A), 06/01/2033	115,000	113,771
Kilroy Realty LP 3.45%, 12/15/2024	395,000	385,599
Kimco Realty Corp. 2.25%, 12/01/2031	195,000	157,211
Kinder Morgan, Inc.
2.00%, 02/15/2031 (E)	454,000	364,192
3.25%, 08/01/2050	493,000	343,289
KLA Corp.
3.30%, 03/01/2050 (E)	220,000	175,373
4.65%, 07/15/2032	190,000	194,314
4.95%, 07/15/2052	290,000	293,091
Kraft Heinz Foods Co.
3.75%, 04/01/2030	296,000	273,533
4.63%, 10/01/2039	379,000	334,024
Kroger Co. 4.45%, 02/01/2047	107,000	97,202
L3 Harris Technologies, Inc. 4.40%, 06/15/2028	381,000	374,824
Lear Corp. 3.55%, 01/15/2052	300,000	197,946
Leidos, Inc.
2.30%, 02/15/2031	617,000	492,840
2.95%, 05/15/2023	84,000	83,196
Louisville Gas & Electric Co. 4.65%, 11/15/2043	28,000	25,986
Lowe’s Cos., Inc.
2.80%, 09/15/2041	7,000	5,110
3.65%, 04/05/2029	460,000	434,582
3.70%, 04/15/2046	529,000	426,507
3.75%, 04/01/2032	230,000	213,987
Magallanes, Inc.
4.28%, 03/15/2032 (B)	690,000	618,911
5.05%, 03/15/2042 (B)	710,000	606,350
5.14%, 03/15/2052 (B)	220,000	185,866
McDonald’s Corp. 3.70%, 02/15/2042	353,000	296,679
MDC Holdings, Inc.
2.50%, 01/15/2031	344,000	254,599
3.85%, 01/15/2030 (E)	179,000	148,623
Merck & Co., Inc.
2.15%, 12/10/2031	381,000	328,691
2.35%, 06/24/2040	186,000	140,351
2.75%, 12/10/2051	576,000	428,079
MetLife, Inc. 4.13%, 08/13/2042	90,000	81,323
Metropolitan Life Global Funding I
2.95%, 04/09/2030 (B)	230,000	207,841
4.40%, 06/30/2027 (B)	580,000	585,172
Microchip Technology, Inc.
0.97%, 02/15/2024	367,000	348,698

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Microchip Technology, Inc. (continued)
2.67%, 09/01/2023	$ 269,000	$ 264,651
Microsoft Corp.
2.68%, 06/01/2060	177,000	128,006
2.92%, 03/17/2052	186,000	147,838
3.45%, 08/08/2036	166,000	157,077
3.50%, 11/15/2042	70,000	62,266
3.70%, 08/08/2046	458,000	429,029
Mid-Atlantic Interstate Transmission LLC 4.10%, 05/15/2028 (B)	46,000	44,959
Mississippi Power Co. 3.95%, 03/30/2028	130,000	126,697
Monongahela Power Co. 3.55%, 05/15/2027 (B) (E)	427,000	406,817
Moody’s Corp. 2.55%, 08/18/2060	167,000	104,013
Morgan Stanley
Fixed until 07/20/2026, 1.51% (A), 07/20/2027	753,000	661,242
Fixed until 05/04/2026, 1.59% (A), 05/04/2027	1,231,000	1,094,024
3-Month SOFR + 0.63%, 1.66% (A), 01/24/2025	1,036,000	1,009,872
Fixed until 02/13/2031, 1.79% (A), 02/13/2032	546,000	430,930
Fixed until 04/28/2031, 1.93% (A), 04/28/2032	270,000	214,693
Fixed until 07/21/2031, 2.24% (A), 07/21/2032	488,000	396,743
Fixed until 10/20/2031, 2.51% (A), 10/20/2032	114,000	94,443
Fixed until 01/22/2030, 2.70% (A), 01/22/2031	640,000	555,615
Fixed until 01/25/2051, 2.80% (A), 01/25/2052	283,000	197,902
3.88%, 01/27/2026	360,000	354,933
Fixed until 04/20/2027, 4.21% (A), 04/20/2028	1,193,000	1,168,025
Mosaic Co. 4.05%, 11/15/2027	60,000	58,832
MPLX LP
1.75%, 03/01/2026	490,000	441,720
4.00%, 03/15/2028	120,000	114,200
Fixed until 02/15/2023 (G), 6.88% (A) (E)	210,000	199,433
National Retail Properties, Inc.
3.00%, 04/15/2052	135,000	92,600
3.50%, 10/15/2027	74,000	69,523
National Rural Utilities Cooperative Finance Corp. 1.35%, 03/15/2031	903,000	705,813
Netflix, Inc.
4.88%, 04/15/2028	1,045,000	985,707
4.88%, 06/15/2030 (B) (E)	388,000	355,115
5.38%, 11/15/2029 (B)	164,000	154,980
New England Power Co. 3.80%, 12/05/2047 (B)	85,000	71,048

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
New York & Presbyterian Hospital 2.26%, 08/01/2040	$ 316,000	$ 228,300
New York Life Global Funding 1.85%, 08/01/2031 (B)	302,000	245,232
New York Life Insurance Co.
3.75%, 05/15/2050 (B)	116,000	95,381
4.45%, 05/15/2069 (B)	230,000	198,423
NextEra Energy Capital Holdings, Inc.
3-Month LIBOR + 2.13%, 3.95% (A), 06/15/2067	302,000	226,500
5.00%, 07/15/2032	170,000	174,637
NiSource, Inc.
1.70%, 02/15/2031	404,000	316,683
2.95%, 09/01/2029	368,000	326,681
5.80%, 02/01/2042	57,000	57,998
Norfolk Southern Corp.
3.05%, 05/15/2050	283,000	208,780
3.95%, 10/01/2042	121,000	105,934
4.55%, 06/01/2053	190,000	180,723
Northern Natural Gas Co. 3.40%, 10/16/2051 (B)	150,000	112,462
Northern States Power Co. 4.50%, 06/01/2052	40,000	39,653
Northwestern Mutual Life Insurance Co. 3.85%, 09/30/2047 (B)	140,000	116,936
NRG Energy, Inc. 3.75%, 06/15/2024 (B)	620,000	608,719
Office Properties Income Trust 2.65%, 06/15/2026	746,000	634,678
Ohio Power Co. 2.90%, 10/01/2051	283,000	203,833
Oracle Corp.
2.88%, 03/25/2031	409,000	337,864
3.25%, 11/15/2027	397,000	366,725
3.60%, 04/01/2040 - 04/01/2050	1,172,000	866,526
3.85%, 07/15/2036	125,000	101,278
Ovintiv Exploration, Inc. 5.38%, 01/01/2026	293,000	296,531
Pacific Gas & Electric Co.
1.70%, 11/15/2023	372,000	358,706
3-Month SOFR + 1.15%, 2.37% (A), 11/14/2022	140,000	139,431
3.45%, 07/01/2025	435,000	409,441
4.45%, 04/15/2042	428,000	322,860
4.50%, 07/01/2040	295,000	229,603
4.60%, 06/15/2043	251,000	192,149
PacifiCorp
2.70%, 09/15/2030	714,000	634,457
2.90%, 06/15/2052	125,000	91,806
3.30%, 03/15/2051	439,000	345,636
4.13%, 01/15/2049	210,000	189,101
Paramount Global
4.20%, 05/19/2032	19,000	16,804
4.85%, 07/01/2042	74,000	61,713
Fixed until 03/30/2027, 6.38% (A), 03/30/2062	140,000	124,228
PayPal Holdings, Inc. 2.30%, 06/01/2030	255,000	220,100

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
PECO Energy Co. 2.80%, 06/15/2050	$ 345,000	$ 253,567
Pernod Ricard International Finance LLC 1.63%, 04/01/2031 (B) (E)	270,000	214,883
Pfizer, Inc. 2.70%, 05/28/2050	385,000	295,245
PG&E Energy Recovery Funding LLC 2.82%, 07/15/2048	60,000	46,671
Philip Morris International, Inc.
2.10%, 05/01/2030	560,000	459,900
3.88%, 08/21/2042	325,000	255,406
Phillips 66 2.15%, 12/15/2030 (E)	400,000	327,597
Pioneer Natural Resources Co. 1.90%, 08/15/2030	539,000	441,345
Plains All American Pipeline LP / PAA Finance Corp.
4.30%, 01/31/2043	270,000	204,392
5.15%, 06/01/2042	130,000	110,313
PPL Capital Funding, Inc. 3-Month LIBOR + 2.67%, 4.92% (A), 03/30/2067	529,000	390,138
Prologis LP 2.13%, 10/15/2050	121,000	77,544
Protective Life Global Funding 4.71%, 07/06/2027 (B)	575,000	580,573
Prudential Financial, Inc. 3.70%, 03/13/2051	144,000	121,045
Public Service Co. of Colorado
2.70%, 01/15/2051	172,000	123,235
4.30%, 03/15/2044	242,000	223,676
4.50%, 06/01/2052	160,000	157,373
Public Service Co. of Oklahoma 2.20%, 08/15/2031	246,000	205,661
Public Service Electric & Gas Co. 2.70%, 05/01/2050	206,000	148,853
Puget Energy, Inc. 2.38%, 06/15/2028	177,000	155,022
Qorvo, Inc. 4.38%, 10/15/2029	562,000	494,234
Raytheon Technologies Corp.
2.38%, 03/15/2032	339,000	287,390
3.13%, 07/01/2050	362,000	278,854
3.75%, 11/01/2046	158,000	134,653
4.13%, 11/16/2028	948,000	937,269
Realty Income Corp. 2.85%, 12/15/2032	340,000	293,146
Regency Centers LP
2.95%, 09/15/2029	256,000	225,399
3.70%, 06/15/2030	320,000	291,008
Regeneron Pharmaceuticals, Inc. 1.75%, 09/15/2030	527,000	423,694
Roche Holdings, Inc. 2.08%, 12/13/2031 (B) (E)	565,000	483,057
Rockwell Automation, Inc. 2.80%, 08/15/2061	237,000	154,916
Roper Technologies, Inc.
1.40%, 09/15/2027	297,000	254,815
2.95%, 09/15/2029	989,000	875,493

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
S&P Global, Inc.
2.30%, 08/15/2060	$ 241,000	$ 148,375
2.90%, 03/01/2032 (B)	220,000	196,635
4.25%, 05/01/2029 (B)	405,000	401,379
4.75%, 08/01/2028 (B)	315,000	320,580
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	776,000	740,835
4.50%, 05/15/2030	477,000	458,378
Salesforce, Inc. 2.90%, 07/15/2051	311,000	236,929
San Diego Gas & Electric Co.
2.95%, 08/15/2051	288,000	213,777
3.32%, 04/15/2050	102,000	80,094
4.30%, 04/01/2042	60,000	54,360
SART 4.75%, 07/15/2024 (D)	363,965	359,415
Schlumberger Holdings Corp. 3.90%, 05/17/2028 (B)	274,000	259,118
Sempra Energy Fixed until 01/01/2027, 4.13% (A), 04/01/2052	367,000	296,146
Sherwin-Williams Co. 2.20%, 03/15/2032 (E)	390,000	314,771
Southern California Edison Co.
2.95%, 02/01/2051	260,000	177,514
3.60%, 02/01/2045	195,000	148,073
3.90%, 12/01/2041	37,000	30,093
4.13%, 03/01/2048	121,000	100,153
Southern Co. Gas Capital Corp.
1.75%, 01/15/2031	348,000	275,832
3.15%, 09/30/2051	321,000	229,016
3.25%, 06/15/2026	30,000	28,808
Southern Power Co. 5.15%, 09/15/2041	432,000	408,276
Southwestern Electric Power Co. 3.90%, 04/01/2045	112,000	90,117
Starbucks Corp. 3.75%, 12/01/2047	207,000	168,792
State Street Corp. Fixed until 02/07/2027, 2.20% (A), 02/07/2028 (E)	945,000	866,626
T-Mobile USA, Inc.
2.05%, 02/15/2028	953,000	828,939
3.38%, 04/15/2029	697,000	609,310
3.75%, 04/15/2027	255,000	245,603
3.88%, 04/15/2030	320,000	299,457
Take-Two Interactive Software, Inc.
3.30%, 03/28/2024	250,000	246,849
3.55%, 04/14/2025	280,000	275,645
3.70%, 04/14/2027	180,000	174,912
4.00%, 04/14/2032	110,000	103,521
Teachers Insurance & Annuity Association of America Fixed until 09/15/2024, 4.38% (A), 09/15/2054 (B)	84,000	82,427
Tennessee Gas Pipeline Co. LLC 2.90%, 03/01/2030 (B)	107,000	92,645

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Time Warner Cable LLC
4.50%, 09/15/2042	$ 102,000	$ 79,994
5.88%, 11/15/2040	102,000	93,841
6.55%, 05/01/2037	74,000	74,341
Time Warner Entertainment Co. LP 8.38%, 07/15/2033	242,000	280,610
Trustees of Boston University 3.17%, 10/01/2050	380,000	289,456
TSMC Arizona Corp. 3.88%, 04/22/2027	380,000	379,254
TWDC Enterprises 18 Corp. 3.70%, 12/01/2042	112,000	95,689
UDR, Inc. 3.00%, 08/15/2031	102,000	87,439
Union Electric Co.
2.15%, 03/15/2032	307,000	255,710
2.95%, 03/15/2030	393,000	358,457
3.90%, 04/01/2052	95,000	84,488
Union Pacific Corp.
3.55%, 08/15/2039	512,000	444,252
3.60%, 09/15/2037	344,000	308,253
United Airlines Pass-Through Trust
2.88%, 04/07/2030	539,582	492,783
3.75%, 03/03/2028	190,609	181,681
UnitedHealth Group, Inc.
2.75%, 05/15/2040	503,000	393,709
3.05%, 05/15/2041	139,000	112,600
3.25%, 05/15/2051	256,000	202,357
3.50%, 08/15/2039	637,000	557,977
4.20%, 05/15/2032	280,000	281,178
4.75%, 05/15/2052	205,000	206,239
Universal Health Services, Inc. 2.65%, 10/15/2030 - 01/15/2032 (B)	316,000	249,757
University of Miami 4.06%, 04/01/2052	150,000	136,129
VeriSign, Inc. 2.70%, 06/15/2031	222,000	179,135
Verizon Communications, Inc.
1.68%, 10/30/2030	546,000	441,199
1.75%, 01/20/2031	835,000	672,511
2.10%, 03/22/2028	330,000	293,734
2.36%, 03/15/2032	886,000	736,792
2.55%, 03/21/2031	163,000	139,739
4.27%, 01/15/2036	925,000	873,989
4.33%, 09/21/2028	910,000	905,809
Virginia Electric & Power Co. 2.45%, 12/15/2050	659,000	446,127
Visa, Inc. 2.70%, 04/15/2040	238,000	192,289
Vistra Operations Co. LLC
3.55%, 07/15/2024 (B)	232,000	224,119
3.70%, 01/30/2027 (B)	23,000	21,200
4.30%, 07/15/2029 (B)	424,000	384,783
4.88%, 05/13/2024 (B)	460,000	457,632
5.13%, 05/13/2025 (B)	430,000	426,560
VMware, Inc.
1.80%, 08/15/2028	149,000	123,969
2.20%, 08/15/2031	296,000	233,732

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
VMware, Inc. (continued)
3.90%, 08/21/2027	$ 276,000	$ 265,268
4.65%, 05/15/2027	216,000	215,190
Walt Disney Co.
3.50%, 05/13/2040	268,000	229,556
9.50%, 07/15/2024	56,000	62,154
WEA Finance LLC 2.88%, 01/15/2027 (B)	483,000	432,434
Wells Fargo & Co.
Fixed until 04/30/2025, 2.19% (A), 04/30/2026	1,004,000	940,138
Fixed until 06/02/2027, 2.39% (A), 06/02/2028	523,000	469,065
Fixed until 10/30/2024, 2.41% (A), 10/30/2025	502,000	478,379
Fixed until 06/17/2026, 3.20% (A), 06/17/2027	1,708,000	1,618,884
Fixed until 03/24/2027, 3.53% (A), 03/24/2028	1,405,000	1,332,663
Fixed until 05/22/2027, 3.58% (A), 05/22/2028	175,000	166,266
Welltower, Inc.
2.75%, 01/15/2032	270,000	225,375
3.10%, 01/15/2030	480,000	426,032
3.85%, 06/15/2032	110,000	100,412
Williams Cos., Inc.
2.60%, 03/15/2031	563,000	472,459
5.40%, 03/04/2044	269,000	257,446
Wisconsin Electric Power Co. 3.65%, 12/15/2042	28,000	22,987
WP Carey, Inc.
2.40%, 02/01/2031	242,000	198,155
2.45%, 02/01/2032	372,000	300,065
4.25%, 10/01/2026	74,000	73,065
Xilinx, Inc. 2.38%, 06/01/2030	629,000	556,020
Zimmer Biomet Holdings, Inc. 4.45%, 08/15/2045	79,000	67,686
Zoetis, Inc.
3.90%, 08/20/2028	237,000	229,839
4.70%, 02/01/2043	210,000	201,957

		174,054,799

Virgin Islands, British - 0.1%
China Southern Power Grid International Finance BVI Co. Ltd. 3.50%, 05/08/2027 (B)	360,000	355,156
TSMC Global Ltd.
1.00%, 09/28/2027 (B)	375,000	324,226
2.25%, 04/23/2031 (B)	790,000	669,019

		1,348,401

Total Corporate Debt Securities (Cost $275,729,986)		239,950,649

FOREIGN GOVERNMENT OBLIGATIONS - 0.4%
Colombia - 0.1%
Colombia Government International Bond 3.13%, 04/15/2031	675,000	497,673

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Principal	Value

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Israel - 0.1%
Israel Government AID Bond Zero Coupon, 08/15/2025	$ 1,000,000	$ 894,820

Mexico - 0.2%
Mexico Government International Bond
3.50%, 02/12/2034	417,000	341,771
3.75%, 01/11/2028	1,151,000	1,097,924
3.77%, 05/24/2061	205,000	130,485
4.13%, 01/21/2026 (E)	200,000	199,667
4.28%, 08/14/2041	200,000	156,167
4.50%, 01/31/2050 (E)	265,000	203,891
4.75%, 03/08/2044	308,000	252,888

		2,382,793

Panama - 0.0% (F)
Panama Government International Bond 4.50%, 04/16/2050	200,000	162,748

Saudi Arabia - 0.0% (F)
Saudi Arabia Government International Bond 2.25%, 02/02/2033 (B)	200,000	166,200

Total Foreign Government Obligations (Cost $4,750,846)		4,104,234

MORTGAGE-BACKED SECURITIES - 0.2%
United States - 0.2%
Bear Stearns Commercial Mortgage Securities Trust, Interest Only STRIPS Series 2005-PWR8, Class X1, 0.72% (A), 06/11/2041 (B) (H)	448	0
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ, 5.45% (A), 09/15/2039	269,797	110,617
MRCD Mortgage Trust Series 2019-PARK, Class A, 2.72%, 12/15/2036 (B)	1,230,000	1,169,777
Seasoned Credit Risk Transfer Trust
Series 2018-1, Class M60C,
3.50%, 05/25/2057	49,488	48,787
Series 2018-4, Class MA,
3.50%, 03/25/2058	14,142	14,014
Series 2019-1, Class MT,
3.50%, 07/25/2058	16,807	16,398
Series 2019-4, Class M55D,
4.00%, 02/25/2059	11,308	11,335
SREIT Trust Series 2021-MFP, Class A, 1-Month LIBOR + 0.73%, 2.05% (A), 11/15/2038 (B)	880,000	835,804
UBS-Barclays Commercial Mortgage Trust, Interest Only STRIPS Series 2012-C2, Class XA, 1.14% (A), 05/10/2063 (B)	114,909	3
Wachovia Bank Commercial Mortgage Trust, Interest Only STRIPS Series 2006-C24, Class XC, 0.00% (A), 03/15/2045 (B) (H)	33,494	0

Total Mortgage-Backed Securities (Cost $2,482,911)		2,206,735

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 15.0%
Federal Home Loan Mortgage Corp.
2.00%, 03/01/2051	$ 16,105,852	$ 14,071,980
12-Month LIBOR + 1.84%, 2.33% (A), 07/01/2040	23,195	23,804
1-Year CMT + 2.25%, 2.37% (A), 02/01/2036	12,301	12,658
2.50%, 07/01/2050 - 11/01/2051	14,584,362	13,261,607
1-Year CMT + 2.43%, 3.00% (A), 12/01/2031	11,628	11,620
3.00%, 07/01/2033 - 12/01/2049	2,378,175	2,236,288
3.50%, 01/01/2032 - 04/01/2052	6,200,391	6,072,477
4.00%, 06/01/2042 - 05/01/2052	5,459,032	5,450,551
4.50%, 05/01/2041 - 06/01/2048	778,996	798,045
5.00%, 02/01/2034	131,081	134,314
6.00%, 01/01/2024 - 01/01/2034	14,564	14,608
6.50%, 09/01/2037 - 11/01/2037	4,282	4,572
Federal Home Loan Mortgage Corp. REMIC
5.00%, 12/15/2022 - 06/15/2025	39,545	39,951
5.50%, 11/15/2023	39,475	39,626
(3.62) * 1-Month LIBOR + 27.21%, 5.50% (A), 05/15/2041	17,413	17,371
(3.67) * 1-Month LIBOR + 27.50%, 5.50% (A), 05/15/2041	31,415	31,045
5.67% (A), 10/15/2038	14,017	14,771
5.75%, 06/15/2035 - 08/15/2035	258	266
(4.44) * 1-Month LIBOR + 24.43%, 18.55% (A), 06/15/2035	39,790	37,329
Federal Home Loan Mortgage Corp. REMIC, Interest Only STRIPS
5.00%, 10/15/2039	11,259	283
(1.00) * 1-Month LIBOR + 6.37%, 5.05% (A), 10/15/2037	158,080	24,153
Federal Home Loan Mortgage Corp. REMIC, Principal Only STRIPS 09/15/2032 - 01/15/2040	113,601	97,479
Federal National Mortgage Association
1.59%, 11/25/2028	326,048	297,087
1-Month LIBOR + 0.93%, 1.86% (A), 11/25/2022	9,626	9,616
2.50%, 08/01/2050 - 01/01/2052	14,823,444	13,489,183
2.63% (A), 06/01/2023	1,180	1,180
3.00%, 07/01/2050 - 07/01/2060	10,552,169	9,937,620
3.16% (A), 03/25/2028	542	532
3.50%, 08/01/2032 - 08/01/2043	2,296,282	2,252,642
3.76%, 11/01/2023	1,452	1,458
4.00%, 01/01/2035 - 05/01/2049	4,138,433	4,169,716
4.50%, 09/01/2040 - 09/01/2049	2,417,779	2,491,053
5.00%, 06/01/2033 - 06/01/2048	343,170	353,632
5.50%, 03/01/2024 - 01/01/2059	2,965,210	3,243,200
6.00%, 02/01/2023 - 08/01/2027	31,467	32,803
7.00%, 11/01/2037	9,966	10,596
Federal National Mortgage Association REMIC
5.00%, 10/25/2025	17,129	17,317
5.50%, 03/25/2023 - 04/25/2023	14,247	14,312
Federal National Mortgage Association REMIC, Interest Only STRIPS
(1.00) * 1-Month LIBOR + 6.53%, 4.91% (A), 01/25/2041	146,669	22,537

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association REMIC, Interest Only STRIPS (continued)
(1.00) * 1-Month LIBOR + 6.60%, 4.98% (A), 08/25/2035 - 06/25/2036	$ 146,920	$ 18,103
(1.00) * 1-Month LIBOR + 6.70%, 5.08% (A), 03/25/2036	148,986	19,684
Federal National Mortgage Association REMIC, Principal Only STRIPS 12/25/2034 - 12/25/2043	584,934	484,044
Federal National Mortgage Association, Interest Only STRIPS
1.99% (A), 11/25/2028	1,837,068	184,688
2.09% (A), 11/25/2033	3,376,161	385,827
2.11% (A), 07/25/2030	2,757,908	301,632
Federal National Mortgage Association, Principal Only STRIPS 09/25/2024 - 08/25/2032	11,879	10,776
FREMF Mortgage Trust
3.70% (A), 11/25/2049 (B)	491,000	472,588
3.85% (A), 01/25/2048 (B)	1,000,000	963,163
3.96% (A), 11/25/2047 (B)	1,000,000	978,121
4.02% (A), 07/25/2049 (B)	440,000	438,993
4.08% (A), 06/25/2049 (B)	1,608,000	1,576,585
4.21% (A), 11/25/2047 (B)	455,000	448,735
FREMF Trust Series 2018-W5FX, Class BFX, 3.79% (A), 04/25/2028 (B)	1,441,000	1,344,934
Government National Mortgage Association
1-Month LIBOR + 0.45%, 1.25% (A), 03/20/2060 - 05/20/2062	3,556	3,510
1-Month LIBOR + 0.55%, 1.35% (A), 04/20/2062 - 07/20/2062	985	978
1-Month LIBOR + 0.65%, 1.45% (A), 05/20/2061	1,334	1,327
1.65%, 01/20/2063 - 04/20/2063	10,329	10,084
1-Month LIBOR + 1.00%, 1.80% (A), 12/20/2066	281,441	281,821
2.00%, 11/20/2050	8,966,831	8,020,221
2.50%, 06/20/2050 - 09/20/2051	10,900,784	10,034,305
3.00%, 08/20/2051 - 01/20/2052	22,608,686	21,381,128
3.50%, 11/20/2049 - 03/20/2051	1,748,527	1,716,269
3.97% (A), 11/16/2042	80,381	81,409
4.00%, TBA (I)	7,130,000	7,090,172
4.25%, 12/20/2044	489,270	503,261
4.50%, TBA (I)	7,850,000	7,941,379
4.50%, 05/20/2048 - 11/20/2049	1,633,004	1,688,384
5.00%, TBA (I)	5,300,000	5,413,453
5.00%, 04/20/2041	261,860	288,721
5.21% (A), 07/20/2060	1,122	1,119
5.50%, 07/21/2052 - 08/18/2052 (I)	3,750,000	3,866,583
6.00%, 02/15/2024	32,685	33,111
(3.50) * 1-Month LIBOR + 23.28%, 17.69% (A), 04/20/2037	21,279	24,040
Government National Mortgage Association, Interest Only STRIPS
2.57% (A), 06/20/2067	1,742,678	70,448
(1.00) * 1-Month LIBOR + 6.60%, 5.00% (A), 05/20/2041	46,613	4,193
7.50%, 04/20/2031	783	66

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association, Principal Only STRIPS Zero Coupon, 01/20/2038	$ 6,372	$ 5,805
Resolution Funding Corp., Principal Only STRIPS Zero Coupon, 04/15/2030	400,000	305,823
Tennessee Valley Authority
4.25%, 09/15/2065	264,000	272,445
4.63%, 09/15/2060	155,000	172,170
5.88%, 04/01/2036	874,000	1,064,237
Tennessee Valley Authority, Principal Only STRIPS Zero Coupon, 07/15/2028	1,000,000	815,047
Uniform Mortgage-Backed Security
4.00%, TBA (I)	1,900,000	1,917,516
4.50%, TBA (I)	5,950,000	5,980,447
5.00%, TBA (I)	8,550,000	8,733,357
5.50%, TBA (I)	2,800,000	2,900,297

Total U.S. Government Agency Obligations (Cost $185,391,260)		176,990,281

U.S. GOVERNMENT OBLIGATIONS - 32.1%
U.S. Treasury - 31.1%
U.S. Treasury Bond
1.13%, 05/15/2040	17,915,000	12,545,399
1.38%, 11/15/2040	2,100,000	1,521,270
1.75%, 08/15/2041	2,510,000	1,920,640
1.88%, 02/15/2051 - 11/15/2051	8,455,000	6,398,711
2.00%, 11/15/2041 - 08/15/2051	3,430,000	2,739,138
2.25%, 02/15/2052 (E)	15,520,000	12,881,600
2.38%, 02/15/2042 (E)	1,840,000	1,568,887
2.38%, 05/15/2051	2,278,700	1,939,565
2.50%, 02/15/2045	840,000	717,150
2.75%, 11/15/2042	9,690,000	8,725,542
2.88%, 05/15/2043 (E)	10,416,000	9,552,611
2.88%, 08/15/2045 - 05/15/2052	1,065,000	1,005,387
3.13%, 02/15/2043	1,440,000	1,375,931
3.25%, 05/15/2042	1,100,000	1,079,375
3.75%, 08/15/2041	2,100,000	2,217,879
3.88%, 08/15/2040	1,225,000	1,327,020
4.38%, 05/15/2040	250,000	289,473
U.S. Treasury Bond, Principal Only STRIPS
08/15/2022 - 02/15/2035 (E)	10,731,000	10,241,888
05/15/2023 - 08/15/2026	8,461,000	8,205,272
U.S. Treasury Note
0.13%, 09/30/2022 - 01/31/2023 (J)	16,693,000	16,556,211
0.25%, 09/30/2023 (E)	14,220,000	13,758,961
0.38%, 11/30/2025	7,000,000	6,400,898
0.38%, 01/31/2026 (E)	130,000	118,351
0.50%, 02/28/2026	2,665,000	2,432,021
0.63%, 08/15/2030 (E)	925,000	768,726
0.75%, 04/30/2026	330,000	302,904
0.88%, 06/30/2026	1,993,000	1,832,081
1.13%, 10/31/2026	58,950,000	54,415,916
1.25%, 03/31/2028 (E)	5,420,000	4,904,465
1.25%, 04/30/2028 - 08/15/2031	7,937,200	7,149,593
1.38%, 10/31/2028 (E)	34,110,000	30,809,591
1.38%, 11/15/2031	37,200	32,358

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Principal	Value

U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Note (continued)
1.50%, 11/30/2028	$ 3,760,000	$ 3,420,425
1.63%, 08/15/2022 - 05/15/2031	1,811,800	1,718,991
1.75%, 09/30/2022 - 12/31/2026	630,000	623,005
1.88%, 02/15/2032	4,020,000	3,651,919
2.00%, 06/30/2024 - 08/15/2025 (E)	861,000	836,994
2.00%, 11/15/2026	245,000	234,568
2.13%, 02/29/2024 (E)	2,205,000	2,176,576
2.25%, 03/31/2024 - 02/15/2027	15,085,000	14,902,277
2.25%, 11/15/2024 - 11/15/2025 (E)	297,000	291,694
2.38%, 03/31/2029	3,250,000	3,116,953
2.50%, 08/15/2023 - 03/31/2027	18,916,000	18,657,500
2.63%, 05/31/2027 (E)	82,960,000	81,514,681
2.75%, 05/31/2023 - 02/15/2024	1,809,000	1,804,206
2.88%, 04/30/2025 - 05/15/2028	530,000	525,876
2.88%, 05/15/2032 (E)	8,080,000	8,013,087

		367,223,566

U.S. Treasury Inflation-Protected Securities - 1.0%
U.S. Treasury Inflation-Protected Indexed Bond 2.50%, 01/15/2029	67,316	75,053
U.S. Treasury Inflation-Protected Indexed Note 0.63%, 04/15/2023	11,602,189	11,802,055

		11,877,108

Total U.S. Government Obligations (Cost $401,147,707)		379,100,674

	Shares	Value
COMMON STOCKS - 23.1%
Australia - 0.1%
BHP Group Ltd.	27,933	799,822
Woodside Energy Group Ltd.	5,047	110,926

		910,748

Austria - 0.0% (F)
Erste Group Bank AG	9,795	248,903

Belgium - 0.1%
KBC Group NV	30,561	1,719,392

Canada - 0.1%
Fairfax Financial Holdings Ltd.	1,300	687,824
Ritchie Bros Auctioneers, Inc.	4,763	309,881

		997,705

China - 0.0% (F)
Tencent Holdings Ltd.	6,400	289,697

Denmark - 0.5%
Carlsberg AS, Class B	15,627	1,997,173
Coloplast AS, Class B	2,049	234,118
Genmab AS (K)	716	232,302
Novo Nordisk AS, Class B	27,325	3,030,406
Orsted AS (B)	2,208	232,555

		5,726,554

Finland - 0.0% (F)
Kone OYJ, Class B	5,173	247,244

France - 1.3%
Airbus SE (E)	15,735	1,539,038

	Shares	Value
COMMON STOCKS (continued)
France (continued)
AXA SA	18,770	$ 428,736
BNP Paribas SA	25,485	1,218,997
Capgemini SE	9,413	1,623,367
Kering SA	870	450,857
L’Oreal SA	1,720	597,193
LVMH Moet Hennessy Louis Vuitton SE	6,341	3,886,257
Pernod Ricard SA	2,372	438,523
Safran SA	13,487	1,342,839
Schneider Electric SE	3,740	445,642
TotalEnergies SE	25,117	1,322,083
Vinci SA	25,746	2,310,997

		15,604,529

Germany - 0.4%
adidas AG	1,469	260,940
Allianz SE	3,082	590,851
Delivery Hero SE (B) (K)	4,496	169,615
Deutsche Boerse AG	3,093	519,397
Deutsche Post AG	23,119	872,884
Muenchener Rueckversicherungs-Gesellschaft AG	2,023	478,535
RWE AG	36,185	1,338,340
Symrise AG	3,185	347,373

		4,577,935

Hong Kong - 0.1%
AIA Group Ltd.	73,800	806,381
Hong Kong Exchanges & Clearing Ltd.	8,700	430,269
Techtronic Industries Co. Ltd.	16,500	172,295

		1,408,945

India - 0.1%
HDFC Bank Ltd., ADR	20,689	1,137,067

Ireland - 0.3%
Jazz Pharmaceuticals PLC (K)	1,179	183,936
Linde PLC (K)	1,440	414,288
Medtronic PLC	5,100	457,725
Trane Technologies PLC	14,374	1,866,752

		2,922,701

Israel - 0.0% (F)
SolarEdge Technologies, Inc. (K)	778	212,923

Japan - 0.9%
Bridgestone Corp. (E)	27,200	991,695
Daikin Industries Ltd.	3,000	481,677
FANUC Corp.	4,200	658,305
Honda Motor Co. Ltd.	36,600	882,466
Hoya Corp.	13,600	1,163,928
Keyence Corp.	1,500	514,407
Kubota Corp.	9,900	148,362
Kyowa Kirin Co. Ltd.	13,200	298,015
Makita Corp.	8,300	205,728
Nidec Corp.	4,600	285,048
Recruit Holdings Co. Ltd.	8,600	253,274
Shin-Etsu Chemical Co. Ltd.	14,100	1,584,994
SMC Corp.	671	298,689
Sony Group Corp.	8,200	668,765
Tokio Marine Holdings, Inc.	23,800	1,387,824
Tokyo Electron Ltd.	3,200	1,044,458

		10,867,635

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Netherlands - 0.4%
ASML Holding NV	1,571	$ 742,200
ING Groep NV	31,534	310,660
NXP Semiconductors NV	18,695	2,767,421
Stellantis NV	38,495	477,906

		4,298,187

Republic of Korea - 0.0% (F)
Samsung Electronics Co. Ltd., GDR	404	440,764

Singapore - 0.1%
DBS Group Holdings Ltd.	30,900	661,179
Sea Ltd., ADR (K)	1,132	75,686

		736,865

Spain - 0.1%
Iberdrola SA	88,212	918,411

Sweden - 0.2%
Assa Abloy AB, B Shares	13,515	288,411
Atlas Copco AB, A Shares	31,642	296,171
Svenska Handelsbanken AB, A Shares	43,158	370,464
Volvo AB, B Shares	98,477	1,532,241

		2,487,287

Switzerland - 0.4%
Chubb Ltd.	4,200	825,636
Garmin Ltd.	1,221	119,963
Lonza Group AG	806	430,515
Nestle SA	12,083	1,412,172
Roche Holding AG	3,491	1,167,041
SGS SA	150	344,052
Straumann Holding AG	1,415	170,459

		4,469,838

Taiwan - 0.1%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	20,071	1,640,804

United Kingdom - 0.6%
Anglo American PLC	13,034	465,947
AstraZeneca PLC	4,393	579,532
BP PLC	228,233	1,071,667
Diageo PLC	18,998	820,575
Ferguson PLC	3,083	345,365
GSK PLC	30,429	655,793
Legal & General Group PLC	92,791	271,281
London Stock Exchange Group PLC	4,640	432,966
Persimmon PLC	13,196	300,234
Prudential PLC	27,094	337,029
RELX PLC	20,432	552,541
Shell PLC	30,555	795,737
Smith & Nephew PLC	18,230	254,943

		6,883,610

United States - 17.3%
AbbVie, Inc.	31,741	4,861,452
Advanced Micro Devices, Inc. (K)	2,661	203,487
Airbnb, Inc., Class A (K)	417	37,146
Alaska Air Group, Inc. (K)	4,632	185,512
Albertsons Cos., Inc., Class A	11,000	293,920
Alleghany Corp. (K)	800	666,480
Allegro MicroSystems, Inc. (K)	6,348	131,340
Alnylam Pharmaceuticals, Inc. (K)	870	126,889

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Alphabet, Inc., Class C (K)	701	$ 1,533,402
Amazon.com, Inc. (K)	53,909	5,725,675
American Electric Power Co., Inc.	5,200	498,888
American Express Co.	16,751	2,322,024
American Homes 4 Rent Trust, Class A, REIT	17,600	623,744
American International Group, Inc.	6,700	342,571
AmerisourceBergen Corp.	7,200	1,018,656
AMETEK, Inc.	1,804	198,242
Analog Devices, Inc.	9,509	1,389,170
Apple Hospitality, Inc., REIT	21,100	309,537
Apple, Inc.	20,145	2,754,224
AptarGroup, Inc.	3,549	366,292
Arista Networks, Inc. (K)	1,663	155,890
Arthur J Gallagher & Co.	6,027	982,642
Atmos Energy Corp.	3,322	372,396
AutoZone, Inc. (K)	700	1,504,384
Axalta Coating Systems Ltd. (K)	24,481	541,275
Baker Hughes Co.	36,890	1,065,014
Bank of America Corp.	152,883	4,759,248
Bath & Body Works, Inc.	9,600	258,432
BellRing Brands, Inc. (K)	13,900	345,971
Berkshire Hathaway, Inc., Class B (K)	7,400	2,020,348
Best Buy Co., Inc.	5,900	384,621
BJ’s Wholesale Club Holdings, Inc. (K)	6,463	402,774
Black Knight, Inc. (K)	5,132	335,581
BlackRock, Inc.	1,996	1,215,644
Blackstone, Inc.	3,046	277,887
Booking Holdings, Inc. (K)	933	1,631,808
Boston Scientific Corp. (K)	53,673	2,000,393
Bright Horizons Family Solutions, Inc. (K)	5,038	425,812
Bristol-Myers Squibb Co.	60,323	4,644,871
Brixmor Property Group, Inc., REIT	29,800	602,258
Broadridge Financial Solutions, Inc.	2,455	349,960
Brunswick Corp.	5,183	338,865
Bumble, Inc., Class A (K)	5,679	159,864
Burlington Stores, Inc. (E) (K)	2,347	319,732
Capital One Financial Corp.	13,300	1,385,727
Carlisle Cos., Inc.	2,400	572,664
CarMax, Inc. (K)	1,302	117,805
Carter’s, Inc. (E)	2,250	158,580
Casey’s General Stores, Inc.	1,529	282,834
Catalent, Inc. (K)	6,422	689,016
Cboe Global Markets, Inc.	2,599	294,181
CBRE Group, Inc., Class A (K)	7,900	581,519
Centene Corp. (K)	1,982	167,697
Certara, Inc. (K)	11,200	240,352
Charles Schwab Corp.	14,732	930,768
Charter Communications, Inc., Class A (K)	2,989	1,400,436
Chemed Corp.	816	383,022
Cheniere Energy, Inc.	1,109	147,530
Chevron Corp.	17,606	2,548,997
Cigna Corp.	2,200	579,744
Cisco Systems, Inc.	10,100	430,664
Citigroup, Inc.	26,845	1,234,602
Citizens Financial Group, Inc.	26,600	949,354
Clearwater Analytics Holdings, Inc., Class A (K)	12,952	155,942
CMC Materials, Inc.	2,005	349,852
CNA Financial Corp.	7,100	318,790

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Coca-Cola Co.	12,009	$ 755,486
Cognex Corp.	6,487	275,827
Columbia Sportswear Co.	6,900	493,902
Commerce Bancshares, Inc.	3,493	229,315
CommScope Holding Co., Inc. (K)	24,200	148,104
Confluent, Inc., Class A (K)	4,887	113,574
ConocoPhillips	30,632	2,751,060
Constellation Brands, Inc., Class A	1,144	266,621
Cooper Cos., Inc.	573	179,418
Copart, Inc. (K)	2,059	223,731
Coterra Energy, Inc.	32,200	830,438
Crowdstrike Holdings, Inc., Class A (K)	721	121,532
Crown Holdings, Inc.	3,054	281,487
CubeSmart, REIT	6,240	266,573
Cullen / Frost Bankers, Inc.	2,060	239,887
Cushman & Wakefield PLC (K)	15,724	239,634
CVS Health Corp.	12,700	1,176,782
Deere & Co.	789	236,282
Definitive Healthcare Corp. (K)	9,368	214,808
Delta Air Lines, Inc. (K)	3,252	94,210
Dexcom, Inc. (K)	1,646	122,676
Diamondback Energy, Inc.	3,100	375,565
Dick’s Sporting Goods, Inc. (E)	7,800	587,886
DISH Network Corp., Class A (K)	17,200	308,396
Dollar General Corp.	3,500	859,040
Douglas Dynamics, Inc.	3,589	103,148
Dover Corp.	6,700	812,844
Driven Brands Holdings, Inc. (K)	12,768	351,631
EastGroup Properties, Inc., REIT	2,433	375,485
Eastman Chemical Co.	7,736	694,461
Eaton Corp. PLC	13,745	1,731,733
Edison International	8,000	505,920
Encompass Health Corp.	6,312	353,788
Energizer Holdings, Inc.	15,000	425,250
Entegris, Inc.	1,613	148,606
Entergy Corp.	4,900	551,936
Envestnet, Inc. (K)	3,792	200,104
EOG Resources, Inc.	2,764	305,256
Equifax, Inc.	595	108,754
Estee Lauder Cos., Inc., Class A	674	171,648
Evercore, Inc., Class A	2,487	232,808
Exact Sciences Corp. (K)	1,566	61,685
Exelixis, Inc. (K)	5,186	107,973
FactSet Research Systems, Inc.	1,041	400,337
Federal Realty OP LP, REIT	4,800	459,552
FedEx Corp.	3,800	861,498
First Republic Bank	924	133,241
FleetCor Technologies, Inc. (K)	2,400	504,264
Focus Financial Partners, Inc., Class A (K)	8,226	280,178
Fortune Brands Home & Security, Inc.	12,119	725,686
Freeport-McMoRan, Inc.	3,766	110,193
Gap, Inc.	20,351	167,692
Generac Holdings, Inc. (K)	2,238	471,278
General Dynamics Corp.	3,100	685,875
Global Payments, Inc.	1,351	149,475
Guidewire Software, Inc. (K)	3,093	219,572
Hartford Financial Services Group, Inc.	9,900	647,757
Hayward Holdings, Inc. (K)	16,361	235,435

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
HCA Healthcare, Inc.	2,700	$ 453,762
HealthEquity, Inc. (K)	5,169	317,325
Hillman Solutions Corp. (K)	23,656	204,388
Hilton Worldwide Holdings, Inc.	1,676	186,773
Home Depot, Inc.	754	206,800
Honeywell International, Inc.	3,400	590,954
Horizon Therapeutics PLC (K)	2,705	215,751
HubSpot, Inc. (K)	372	111,842
IAA, Inc. (K)	7,383	241,941
IAC / InterActiveCorp (K)	5,100	387,447
ICU Medical, Inc. (K)	1,530	251,517
IDEX Corp.	2,055	373,250
Ingersoll Rand, Inc.	37,215	1,566,007
Insulet Corp. (K)	541	117,906
International Business Machines Corp.	5,600	790,664
Intuit, Inc.	2,719	1,048,011
Intuitive Surgical, Inc. (K)	2,410	483,711
Invesco Ltd.	22,800	367,764
ITT, Inc.	5,700	383,268
Jack Henry & Associates, Inc.	1,575	283,531
JBG SMITH Properties, REIT	15,000	354,600
Johnson & Johnson	7,500	1,331,325
Keurig Dr. Pepper, Inc.	11,752	415,903
Keysight Technologies, Inc. (K)	971	133,852
Kimco Realty Corp., REIT	39,700	784,869
Kinder Morgan, Inc.	43,500	729,060
Kinsale Capital Group, Inc.	1,723	395,670
Knight-Swift Transportation Holdings, Inc.	6,738	311,902
Kohl’s Corp.	9,604	342,767
Kraft Heinz Co.	22,200	846,708
Laboratory Corp. of America Holdings	2,300	539,028
Lam Research Corp.	1,841	784,542
Lamar Advertising Co., Class A, REIT	4,300	378,271
Lamb Weston Holdings, Inc.	4,736	338,435
Landstar System, Inc.	2,309	335,775
Leidos Holdings, Inc.	5,000	503,550
Lennox International, Inc.	1,294	267,327
Liberty Broadband Corp., Class C (K)	5,800	670,712
Liberty Media Corp. - Liberty SiriusXM, Class C (K)	15,900	573,195
Lincoln Electric Holdings, Inc.	3,583	441,999
LKQ Corp.	9,077	445,590
Loews Corp.	27,300	1,617,798
Lowe’s Cos., Inc.	4,200	733,614
LPL Financial Holdings, Inc.	2,611	481,677
Lyft, Inc., Class A (K)	37,409	496,791
M&T Bank Corp.	10,000	1,593,900
Manhattan Associates, Inc. (K)	2,161	247,651
Marathon Petroleum Corp.	5,300	435,713
Marriott International, Inc., Class A	12,844	1,746,912
Marsh & McLennan Cos., Inc.	2,800	434,700
Martin Marietta Materials, Inc.	2,800	837,872
Mastercard, Inc., Class A	7,989	2,520,370
McDonald’s Corp.	11,684	2,884,546
McKesson Corp.	637	207,796
Merck & Co., Inc.	6,900	629,073
Meta Platforms, Inc., Class A (K)	15,893	2,562,746
Mettler-Toledo International, Inc. (K)	87	99,943

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Microsoft Corp.	26,819	$ 6,887,924
Mid-America Apartment Communities, Inc., REIT	5,477	956,668
Middleby Corp. (K)	2,700	338,472
Moelis & Co., Class A	7,229	284,461
Mohawk Industries, Inc. (K)	5,100	632,859
Molina Healthcare, Inc. (K)	1,564	437,310
MongoDB, Inc. (K)	387	100,426
Morgan Stanley	7,700	585,662
MSA Safety, Inc.	3,147	381,007
Murphy USA, Inc.	2,600	605,462
Natera, Inc. (K)	1,726	61,169
National Retail Properties, Inc., REIT	8,382	360,426
National Vision Holdings, Inc. (K)	1,908	52,470
nCino, Inc. (E) (K)	5,979	184,871
Newell Brands, Inc.	31,200	594,048
Nexstar Media Group, Inc., Class A	2,400	390,912
NextEra Energy, Inc.	31,094	2,408,541
NIKE, Inc., Class B	1,817	185,697
Nordson Corp.	1,824	369,251
Norfolk Southern Corp.	4,986	1,133,268
Northern Trust Corp.	6,600	636,768
Northrop Grumman Corp.	1,600	765,712
NVIDIA Corp.	1,901	288,173
Old Dominion Freight Line, Inc.	340	87,135
Organon & Co.	7,100	239,625
Outfront Media, Inc., REIT	14,135	239,588
Packaging Corp. of America	5,800	797,500
Palo Alto Networks, Inc. (K)	569	281,052
Performance Food Group Co. (K)	8,579	394,462
PG&E Corp. (K)	38,200	381,236
Philip Morris International, Inc.	7,100	701,054
Phillips 66	8,400	688,716
Planet Fitness, Inc., Class A (K)	4,267	290,199
PNC Financial Services Group, Inc.	7,000	1,104,390
Pool Corp.	1,259	442,199
Post Holdings, Inc. (K)	10,500	864,675
Power Integrations, Inc.	4,196	314,742
Procter & Gamble Co.	6,700	963,393
Progressive Corp.	26,531	3,084,759
Prologis, Inc., REIT	9,915	1,166,500
Public Storage, REIT	800	250,136
Q2 Holdings, Inc. (K)	5,270	203,264
QUALCOMM, Inc.	2,142	273,619
Quanta Services, Inc.	3,123	391,437
QuidelOrtho Corp. (K)	1,482	144,021
Ralph Lauren Corp.	4,800	430,320
Rayonier, Inc., REIT	18,100	676,578
Raytheon Technologies Corp.	12,100	1,162,931
RBC Bearings, Inc. (K)	2,429	449,244
Regeneron Pharmaceuticals, Inc. (K)	3,842	2,271,121
Reynolds Consumer Products, Inc. (E)	10,042	273,845
RLI Corp.	3,307	385,563
ROBLOX Corp., Class A (K)	2,077	68,250
Ross Stores, Inc.	13,273	932,163
Royal Caribbean Cruises Ltd. (K)	2,542	88,741
Royalty Pharma PLC, Class A	3,993	167,866
S&P Global, Inc.	668	225,156

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Seagate Technology Holdings PLC	7,167	$ 512,010
ServiceNow, Inc. (K)	476	226,347
ServisFirst Bancshares, Inc.	3,688	291,057
Signature Bank	2,063	369,710
Simpson Manufacturing Co., Inc.	2,157	217,016
Snap, Inc., Class A (K)	42,994	564,511
Snap-on, Inc.	1,153	227,176
Southwest Airlines Co. (K)	14,286	516,010
SS&C Technologies Holdings, Inc.	5,997	348,246
Stanley Black & Decker, Inc.	2,700	283,122
StepStone Group, Inc., Class A	12,090	314,703
Stericycle, Inc. (K)	5,939	260,425
STERIS PLC	1,803	371,688
Sun Communities, Inc., REIT	3,944	628,516
SVB Financial Group (K)	1,239	489,393
Syneos Health, Inc. (K)	5,065	363,059
Synopsys, Inc. (K)	680	206,516
Sysco Corp.	7,600	643,796
T-Mobile US, Inc. (K)	18,210	2,449,973
T. Rowe Price Group, Inc.	4,700	533,967
TD SYNNEX Corp.	6,991	636,880
Teradyne, Inc.	1,141	102,177
Tesla, Inc. (K)	1,925	1,296,333
Texas Instruments, Inc.	18,812	2,890,464
Texas Roadhouse, Inc.	5,400	395,280
Thermo Fisher Scientific, Inc.	378	205,360
Thor Industries, Inc. (E)	3,176	237,342
Timken Co.	5,100	270,555
Toro Co.	5,787	438,597
Trade Desk, Inc., Class A (K)	1,763	73,852
TransUnion	4,468	357,395
Travelers Cos., Inc.	9,400	1,589,822
Truist Financial Corp.	48,767	2,313,019
Tyler Technologies, Inc. (K)	1,032	343,119
Uber Technologies, Inc. (K)	14,871	304,261
UnitedHealth Group, Inc.	8,015	4,116,744
US Bancorp	17,800	819,156
Vail Resorts, Inc.	1,646	358,910
Verizon Communications, Inc.	28,800	1,461,600
Vertex Pharmaceuticals, Inc. (K)	2,100	591,759
Walt Disney Co. (K)	2,400	226,560
Waste Connections, Inc.	3,693	457,784
Wells Fargo & Co.	60,730	2,378,794
Welltower, Inc., REIT	3,500	288,225
Wendy’s Co.	16,294	307,631
West Pharmaceutical Services, Inc.	1,211	366,170
Western Alliance Bancorp	5,333	376,510
WestRock Co.	12,400	494,016
WEX, Inc. (K)	2,540	395,122
Weyerhaeuser Co., REIT	30,700	1,016,784
Williams Cos., Inc.	25,000	780,250
WillScot Mobile Mini Holdings Corp. (K)	14,675	475,763
Wintrust Financial Corp.	3,322	266,258
Wolfspeed, Inc. (E) (K)	1,327	84,198
Woodward, Inc.	2,757	254,995
Xcel Energy, Inc.	15,400	1,089,704
Zebra Technologies Corp., Class A (K)	331	97,297
Zimmer Biomet Holdings, Inc.	22,678	2,382,551

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Zoom Video Communications, Inc., Class A (K)	2,055	$ 221,878
Zscaler, Inc. (K)	448	66,980

		204,054,861

Uruguay - 0.0% (F)
Globant SA (K)	720	125,280

Total Common Stocks (Cost $306,171,880)		272,927,885

PREFERRED STOCK - 0.1%
Germany - 0.1%
Volkswagen AG, 5.96% (L)	6,225	838,132

Total Preferred Stock (Cost $1,267,446)		838,132

INVESTMENT COMPANIES - 0.1%
United States - 0.1%
JPMorgan High Yield Fund	110,049	676,800
JPMorgan Value Advantage Fund	1	34

Total Investment Companies (Cost $792,591)		676,834

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 5.8%
U.S. Treasury Bill
0.12% (L), 10/06/2022	$30,000,000	29,859,771
0.57% (L), 08/11/2022 (J)	544,000	543,172
0.78% (L), 07/14/2022	17,600,000	17,593,501
0.95% (L), 08/04/2022	16,000,000	15,982,339
0.96% (L), 08/11/2022	50,000	49,924
1.00% (L), 08/11/2022	30,000	29,954
1.03% (L), 08/11/2022	115,000	114,825

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Bill (continued)
1.48% (L), 02/23/2023 (J)	$ 237,000	$ 233,328
1.68% (L), 09/22/2022	3,950,000	3,935,247
1.69% (L), 02/23/2023	50,000	49,225
1.73% (L), 02/23/2023	60,000	59,070

Total Short-Term U.S. Government Obligations (Cost $68,588,356)		68,450,356

	Shares	Value
OTHER INVESTMENT COMPANY - 7.0%
Securities Lending Collateral - 7.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.54% (L)	82,476,723	82,476,723

Total Other Investment Company (Cost $82,476,723)		82,476,723

	Principal	Value
REPURCHASE AGREEMENT - 5.1%
Fixed Income Clearing Corp., 0.35% (L), dated 06/30/2022, to be repurchased at $60,429,990 on 07/01/2022. Collateralized by U.S. Government Obligations, 3.00%, due 06/30/2024, and with a total value of $61,638,094.	$60,429,403	60,429,403

Total Repurchase Agreement (Cost $60,429,403)		60,429,403

Total Investments (Cost $1,399,925,012)		1,298,218,139
Net Other Assets (Liabilities) - (10.1)%		(118,771,267)

Net Assets - 100.0%		$1,179,446,872

FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Note	249	09/30/2022	$52,235,024	$52,293,891	$58,867	$—
10-Year U.S. Treasury Note	156	09/21/2022	18,626,945	18,490,875	—	(136,070)
10-Year U.S. Treasury Ultra Note	52	09/21/2022	6,626,009	6,623,500	—	(2,509)
30-Year U.S. Treasury Bond	160	09/21/2022	22,512,518	22,180,000	—	(332,518)
Hang Seng Index	84	07/28/2022	11,732,139	11,638,477	—	(93,662)
MSCI EAFE Index	210	09/16/2022	19,811,180	19,494,300	—	(316,880)
S&P 500® E-Mini Index	101	09/16/2022	19,698,003	19,136,975	—	(561,028)
U.S. Treasury Ultra Bond	133	09/21/2022	20,462,678	20,527,718	65,040	—

Total					$123,907	$(1,442,667)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

FUTURES CONTRACTS (continued):

Short Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Note	(560)	09/30/2022	$(62,449,781)	$(62,860,000)	$—	$(410,219)
E-Mini Russell 2000® Index	(199)	09/16/2022	(17,918,826)	(16,994,600)	924,226	—
EURO STOXX 50® Index	(315)	09/16/2022	(11,563,582)	(11,358,887)	204,695	—
German Euro Bund	(341)	09/08/2022	(54,061,203)	(53,166,674)	894,529	—
S&P Midcap 400® E-Mini Index	(79)	09/16/2022	(18,951,405)	(17,917,200)	1,034,205	—
S&P/TSX 60 Index	(65)	09/15/2022	(11,685,817)	(11,538,611)	147,206	—

Total					$3,204,861	$(410,219)

Total Futures Contracts					$3,328,768	$(1,852,886)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
U.S. Government Obligations	29.2%	$379,100,674
U.S. Government Agency Obligations	13.6	176,990,281
Banks	5.7	73,840,114
Electric Utilities	2.5	32,172,432
Oil, Gas & Consumable Fuels	2.5	32,052,901
Capital Markets	2.4	30,761,836
Semiconductors & Semiconductor Equipment	1.5	20,095,176
Pharmaceuticals	1.5	19,865,738
Insurance	1.5	19,646,515
Health Care Providers & Services	1.4	17,904,708
Software	1.2	16,195,996
Equity Real Estate Investment Trusts	1.2	16,125,020
Biotechnology	0.9	12,278,607
Beverages	0.8	10,324,805
Aerospace & Defense	0.8	10,323,782
Asset-Backed Securities	0.8	10,066,233
Machinery	0.8	10,056,638
Hotels, Restaurants & Leisure	0.8	9,804,544
Consumer Finance	0.8	9,800,136
IT Services	0.7	9,462,564
Road & Rail	0.7	8,946,153
Health Care Equipment & Supplies	0.7	8,699,782
Diversified Telecommunication Services	0.7	8,432,587
Media	0.6	8,330,499
Specialty Retail	0.6	8,141,676
Internet & Direct Marketing Retail	0.5	7,065,562
Diversified Financial Services	0.5	6,633,567
Technology Hardware, Storage & Peripherals	0.5	6,140,362
Textiles, Apparel & Luxury Goods	0.5	5,866,553
Wireless Telecommunication Services	0.4	5,602,985
Interactive Media & Services	0.4	5,497,667
Tobacco	0.4	5,472,657
Chemicals	0.4	5,269,580
Metals & Mining	0.4	4,904,553
Multi-Utilities	0.4	4,600,469
Automobiles	0.4	4,569,233
Building Products	0.3	4,419,533
Foreign Government Obligations	0.3	4,104,234
Food Products	0.3	4,069,547
Entertainment	0.3	3,361,748
Electrical Equipment	0.3	3,286,859

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments		Value
Construction & Engineering	0.2%		$3,178,197
Airlines	0.2		2,816,568
Commercial Services & Supplies	0.2		2,726,802
Household Durables	0.2		2,719,091
Food & Staples Retailing	0.2		2,537,179
Mortgage-Backed Securities	0.2		2,206,735
Professional Services	0.2		2,119,566
Independent Power & Renewable Electricity Producers	0.2		2,086,894
Containers & Packaging	0.2		1,939,295
Air Freight & Logistics	0.1		1,880,184
Life Sciences Tools & Services	0.1		1,750,803
Industrial Conglomerates	0.1		1,721,262
Diversified Consumer Services	0.1		1,699,176
Trading Companies & Distributors	0.1		1,689,258
Household Products	0.1		1,662,488
Electronic Equipment, Instruments & Components	0.1		1,658,263
Personal Products	0.1		1,450,021
Gas Utilities	0.1		1,350,898
Energy Equipment & Services	0.1		1,324,132
Multiline Retail	0.1		1,201,807
Auto Components	0.1		1,189,641
Distributors	0.1		887,789
Construction Materials	0.1		837,872
Real Estate Management & Development	0.1		821,153
Communications Equipment	0.1		734,658
U.S. Fixed Income Funds	0.1		676,800
Leisure Products	0.0	(F)	574,300
Internet & Catalog Retail	0.0	(F)	486,410
Health Care Technology	0.0	(F)	455,160
Transportation Infrastructure	0.0	(F)	137,100
Water Utilities	0.0	(F)	57,615
U.S. Equity Funds	0.0	(F)	34

Investments	83.7		1,086,861,657
Short-Term Investments	16.3		211,356,482

Total Investments	100.0%		$1,298,218,139

INVESTMENT VALUATION:

Valuation Inputs (M)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (N)	Value
ASSETS
Investments
Asset-Backed Securities	$—	$9,066,233	$1,000,000	$10,066,233
Corporate Debt Securities	—	239,950,649	—	239,950,649
Foreign Government Obligations	—	4,104,234	—	4,104,234
Mortgage-Backed Securities	—	2,206,735	—	2,206,735
U.S. Government Agency Obligations	—	176,990,281	—	176,990,281
U.S. Government Obligations	—	379,100,674	—	379,100,674
Common Stocks	214,906,523	58,021,362	—	272,927,885
Preferred Stock	—	838,132	—	838,132
Investment Companies	676,834	—	—	676,834
Short-Term U.S. Government Obligations	—	68,450,356	—	68,450,356

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

INVESTMENT VALUATION (continued):

Valuation Inputs (continued) (M)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (N)	Value
Other Investment Company	$82,476,723	$—	$—	$82,476,723
Repurchase Agreement	—	60,429,403	—	60,429,403

Total Investments	$298,060,080	$999,158,059	$1,000,000	$1,298,218,139

Other Financial Instruments
Futures Contracts (O)	$3,328,768	$—	$—	$3,328,768

Total Other Financial Instruments	$3,328,768	$—	$—	$3,328,768

LIABILITIES
Other Financial Instruments
Futures Contracts (O)	$(1,852,886)	$—	$—	$(1,852,886)

Total Other Financial Instruments	$(1,852,886)	$—	$—	$(1,852,886)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2022, the total value of 144A securities is $67,643,271, representing 5.7% of the Portfolio’s net assets.
(C)	Security is Level 3 of the fair value hierarchy.
(D)	Fair valued as determined in good faith in accordance with procedures established by the Board. At June 30, 2022, the total value of securities is $1,359,415, representing 0.1% of the Portfolio’s net assets.
(E)	All or a portion of the securities are on loan. The total value of all securities on loan is $146,533,289, collateralized by cash collateral of $82,476,723 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $67,127,788. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(F)	Percentage rounds to less than 0.1% or (0.1)%.
(G)	Perpetual maturity. The date displayed is the next call date.
(H)	Rounds to less than $1 or $(1).
(I)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after June 30, 2022. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(J)	All or a portion of these securities have been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of such securities is $8,532,885.
(K)	Non-income producing securities.
(L)	Rates disclosed reflect the yields at June 30, 2022.
(M)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2022. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(N)	Level 3 securities were not considered significant to the Portfolio.
(O)	Derivative instruments are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
EAFE	Europe, Australasia and Far East
GDR	Global Depositary Receipt
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
STOXX	Deutsche Börse Group & SIX Group Index
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
TSX	Toronto Stock Exchange

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Tactical Allocation VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2022

(unaudited)

Assets:
Investments, at value (cost $1,339,495,609) (including securities loaned of $146,533,289)	$1,237,788,736
Repurchase agreement, at value (cost $60,429,403)	60,429,403
Foreign currency, at value (cost $68,894)	60,859
Receivables and other assets:
Investments sold	1,775,780
When-issued, delayed-delivery, forward and TBA commitments sold	39,429,202
Net income from securities lending	22,065
Shares of beneficial interest sold	7,386
Dividends	303,127
Interest	3,990,841
Tax reclaims	286,924
Variation margin receivable on futures contracts	564,518
Prepaid expenses	5,161
Litigation	333

Total assets	1,344,664,335

Liabilities:
Cash collateral received upon return of:
Securities on loan	82,476,723
Payables and other liabilities:
Investments purchased	4,479,786
When-issued, delayed-delivery, forward and TBA commitments purchased	76,107,320
Shares of beneficial interest redeemed	458,671
Due to custodian	134,769
Investment management fees	691,878
Distribution and service fees	230,764
Transfer agent costs	2,938
Trustees, CCO and deferred compensation fees	16,362
Audit and tax fees	33,304
Custody fees	106,265
Legal fees	9,969
Printing and shareholder reports fees	445,370
Other accrued expenses	23,344

Total liabilities	165,217,463

Net assets	$1,179,446,872

Net assets consist of:
Capital stock ($0.01 par value)	$821,421
Additional paid-in capital	1,162,931,024
Total distributable earnings (accumulated losses)	15,694,427

Net assets	$1,179,446,872

Net assets by class:
Initial Class	$68,043,202
Service Class	1,111,403,670

Shares outstanding:
Initial Class	4,999,979
Service Class	77,142,157

Net asset value and offering price per share:
Initial Class	$13.61
Service Class	14.41

STATEMENT OF OPERATIONS

For the period ended June 30, 2022

(unaudited)

Investment Income:
Dividend income	$3,795,688
Interest income	9,498,196
Net income from securities lending	71,692
Withholding taxes on foreign income	(290,075)

Total investment income	13,075,501

Expenses:
Investment management fees	4,520,281
Distribution and service fees:
Service Class	1,512,536
Transfer agent costs	7,429
Trustees, CCO and deferred compensation fees	22,783
Audit and tax fees	34,489
Custody fees	197,055
Legal fees	38,926
Printing and shareholder reports fees	123,584
Other	41,261

Total expenses	6,498,344

Net investment income (loss)	6,577,157

Net realized gain (loss) on:
Investments	(24,620,742)
Futures contracts	(5,401,617)
Foreign currency transactions	10,376

Net realized gain (loss)	(30,011,983)

Net change in unrealized appreciation (depreciation) on:
Investments	(158,116,511)
Futures contracts	1,252,355
Translation of assets and liabilities denominated in foreign currencies	(33,539)

Net change in unrealized appreciation (depreciation)	(156,897,695)

Net realized and change in unrealized gain (loss)	(186,909,678)

Net increase (decrease) in net assets resulting from operations	$(180,332,521)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Tactical Allocation VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2022 (unaudited)	December 31, 2021
From operations:
Net investment income (loss)	$6,577,157	$16,984,578
Net realized gain (loss)	(30,011,983)	129,421,798
Net change in unrealized appreciation (depreciation)	(156,897,695)	(79,752,741)

Net increase (decrease) in net assets resulting from operations	(180,332,521)	66,653,635

Dividends and/or distributions to shareholders:
Initial Class	—	(6,450,229)
Service Class	—	(100,202,510)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(106,652,739)

Capital share transactions:
Proceeds from shares sold:
Initial Class	2,043,610	6,167,008
Service Class	898,980	30,091,179

	2,942,590	36,258,187

Dividends and/or distributions reinvested:
Initial Class	—	6,450,229
Service Class	—	100,202,510

	—	106,652,739

Cost of shares redeemed:
Initial Class	(5,589,926)	(11,314,187)
Service Class	(74,366,429)	(130,166,062)

	(79,956,355)	(141,480,249)

Net increase (decrease) in net assets resulting from capital share transactions	(77,013,765)	1,430,677

Net increase (decrease) in net assets	(257,346,286)	(38,568,427)

Net assets:
Beginning of period/year	1,436,793,158	1,475,361,585

End of period/year	$1,179,446,872	$1,436,793,158

Capital share transactions - shares:
Shares issued:
Initial Class	140,401	388,816
Service Class	58,277	1,758,353

	198,678	2,147,169

Shares reinvested:
Initial Class	—	416,412
Service Class	—	6,098,753

	—	6,515,165

Shares redeemed:
Initial Class	(387,845)	(704,573)
Service Class	(4,843,526)	(7,704,932)

	(5,231,371)	(8,409,505)

Net increase (decrease) in shares outstanding:
Initial Class	(247,444)	100,655
Service Class	(4,785,249)	152,174

	(5,032,693)	252,829

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Tactical Allocation VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2022 (unaudited)		December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017
Net asset value, beginning of period/year	$15.60		$16.13	$15.08	$13.96	$15.16	$14.21

Investment operations:
Net investment income (loss) (A)	0.09		0.22	0.27	0.33	0.32	0.28
Net realized and unrealized gain (loss)	(2.08)		0.57	1.55	1.36	(0.74)	0.95

Total investment operations	(1.99)		0.79	1.82	1.69	(0.42)	1.23

Dividends and/or distributions to shareholders:
Net investment income	—		(0.31)	(0.38)	(0.37)	(0.34)	(0.28)
Net realized gains	—		(1.01)	(0.39)	(0.20)	(0.44)	—

Total dividends and/or distributions to shareholders	—		(1.32)	(0.77)	(0.57)	(0.78)	(0.28)

Net asset value, end of period/year	$13.61		$15.60	$16.13	$15.08	$13.96	$15.16

Total return	(12.76	)%(B)	4.91%	12.36%	12.18%	(2.94)%	8.75%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$68,043		$81,871	$83,030	$79,367	$80,793	$88,873
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.78	%(D)	0.77%	0.78%	0.77%	0.78%	0.77%
Including waiver and/or reimbursement and recapture	0.78	%(D)	0.77%	0.78%	0.77%	0.77%	0.77	%(E)
Net investment income (loss) to average net assets	1.26	%(D)	1.39%	1.77%	2.20%	2.18%	1.93%
Portfolio turnover rate	63	%(B)	83%	73%	45%	58%	48%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Portfolio invests.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2022 (unaudited)		December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017
Net asset value, beginning of period/year	$16.54		$17.03	$15.88	$14.67	$15.89	$14.88

Investment operations:
Net investment income (loss) (A)	0.08		0.19	0.25	0.30	0.30	0.26
Net realized and unrealized gain (loss)	(2.21)		0.59	1.63	1.44	(0.78)	1.00

Total investment operations	(2.13)		0.78	1.88	1.74	(0.48)	1.26

Dividends and/or distributions to shareholders:
Net investment income	—		(0.26)	(0.34)	(0.33)	(0.30)	(0.25)
Net realized gains	—		(1.01)	(0.39)	(0.20)	(0.44)	—

Total dividends and/or distributions to shareholders	—		(1.27)	(0.73)	(0.53)	(0.74)	(0.25)

Net asset value, end of period/year	$14.41		$16.54	$17.03	$15.88	$14.67	$15.89

Total return	(12.88	)%(B)	4.63%	12.10%	11.91%	(3.19)%	8.51%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,111,404		$1,354,922	$1,392,332	$1,308,451	$1,234,443	$1,382,464
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	1.03	%(D)	1.02%	1.03%	1.02%	1.03%	1.02%
Including waiver and/or reimbursement and recapture	1.03	%(D)	1.02%	1.03%	1.02%	1.02%	1.02	%(E)
Net investment income (loss) to average net assets	1.01	%(D)	1.14%	1.52%	1.95%	1.93%	1.68%
Portfolio turnover rate	63	%(B)	83%	73%	45%	58%	48%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Portfolio invests.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2022

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica JPMorgan Tactical Allocation VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

1. ORGANIZATION (continued)

period ended June 30, 2022, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Cash overdraft: The Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the Federal Funds Rate.

Payables, if any, are reflected as Due to custodian within the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts are reflected in Custody fees within the Statement of Operations. Expenses, if any, from foreign cash overdrafts are reflected in Other expenses within the Statement of Operations.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2022 by the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

3. INVESTMENT VALUATION (continued)

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

4. SECURITIES AND OTHER INVESTMENTS

Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2022, if any, are identified within the Schedule of Investments.

Treasury inflation-protected securities (“TIPS”): The Portfolio may invest in TIPS, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds and notes. For bonds and notes that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

TIPS held at June 30, 2022, if any, are included within the Schedule of Investments. The adjustments, if any, to principal due to inflation/deflation are reflected as increases/decreases to Interest income within the Statement of Operations, with a corresponding adjustment to Investments, at cost within the Statement of Assets and Liabilities.

When-issued, delayed-delivery, forward, and to be announced (“TBA”) commitment transactions: The Portfolio may purchase or sell securities on a when-issued, delayed-delivery, forward and TBA commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio engages in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolio engages in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Delayed-delivery transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolio if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolio is delayed or prevented from completing the transaction. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolio sells a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses on the security.

TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of a Portfolio’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities. TBA collateral requirements are typically calculated by netting the mark-to-market amount for each transaction and comparing that amount to the value of the collateral currently pledged by a Portfolio and the counterparty. Cash collateral that has been pledged to cover the obligations of a Portfolio and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as Cash collateral pledged at broker for TBA commitments or Cash collateral at broker for TBA commitments, respectively. Non-cash collateral pledged by a Portfolio, if any, is disclosed within the Schedule of Investments. Typically, a Portfolio is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted. To the extent amounts due to a Portfolio are not fully collateralized, contractually or otherwise, a Portfolio bears the risk of loss from counterparty non-performance.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

4. SECURITIES AND OTHER INVESTMENTS (continued)

When-issued, delayed-delivery, forward and TBA commitment transactions held at June 30, 2022, if any, are identified within the Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, forward and TBA commitments purchased or sold within the Statement of Assets and Liabilities.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2022, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2022.

Repurchase agreements at June 30, 2022, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2022, if any, are shown on a gross basis within the Schedule of Investments.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2022.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Corporate Debt Securities	$2,142,649	$—	$—	$—	$2,142,649
Foreign Government Obligations	—	—	—	—	—
U.S. Government Obligations	79,163,302	—	—	—	79,163,302
Common Stocks	1,170,772	—	—	—	1,170,772
Total Securities Lending Transactions	$82,476,723	$—	$—	$—	$82,476,723
Total Borrowings	$82,476,723	$—	$—	$—	$82,476,723

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2022, if any, are listed within the Schedule of Investments.

Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2022.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts:
Total distributable earnings (accumulated losses) (A)(B)	$1,018,436	$—	$2,310,332	$—	$—	$3,328,768
Total	$1,018,436	$—	$2,310,332	$—	$—	$3,328,768

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts:
Total distributable earnings (accumulated losses) (A)(B)	$(881,316)	$—	$(971,570)	$—	$—	$(1,852,886)
Total	$(881,316)	$—	$(971,570)	$—	$—	$(1,852,886)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments, if any, within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2022.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$(6,582,534)	$—	$1,180,917	$—	$—	$(5,401,617)
Total	$(6,582,534)	$—	$1,180,917	$—	$—	$(5,401,617)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$1,027,510	$—	$224,845	$—	$—	$1,252,355
Total	$1,027,510	$—	$224,845	$—	$—	$1,252,355

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2022.

Futures contracts:
Average notional value of contracts — long	$178,753,492
Average notional value of contracts — short	(170,672,006)

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to pledge collateral on derivatives to a counterparty if the Portfolio is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Portfolio to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Portfolio from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments.

Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.

To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. Additionally, to the extent the Portfolio has delivered collateral to a counterparty, the Portfolio bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.

7. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities and other assets may go up or down, sometimes sharply and unpredictably, due to general market conditions, overall economic trends or events, inflation, changes in interest rates, government actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by wars, tariffs, trade disputes or other factors, political developments, investor sentiment, the global and domestic effects of a pandemic or other health emergency, and other factors that may or may not be related to the issuer of the security or other asset. The market prices of securities and other assets also may go down due to events or conditions that affect particular sectors, industries, issuers, or geographies. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets. If the value of the Portfolio’s securities and assets fall, the value of your investment will go down. The Portfolio may experience a substantial or complete loss on any individual security or asset.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, the imposition of economic sanctions, public health events (such as the spread of infectious disease), wars, terrorism, cybersecurity events, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. In the past decade, financial markets throughout the world have experienced increased volatility and decreased liquidity. These conditions may continue or worsen. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down. Securities markets may also be susceptible to market manipulation or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or adversely affect the value of securities traded in these markets, including the Portfolio’s securities.

The pandemic of the novel coronavirus respiratory disease designated COVID-19 has resulted in economic downturns throughout the world, severe losses, particularly to some sectors of the economy and individual issuers, and reduced liquidity of many instruments. There also have been significant disruptions to business operations, including business closures; strained healthcare systems; disruptions to supply chains and employee availability; large fluctuations in consumer demand; and widespread uncertainty regarding

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

7. RISK FACTORS (continued)

the duration and long-term effects of the pandemic. Economic downturns may be prolonged, and political and social instability, continued volatility and decreased liquidity in the securities markets may result. Developing or emerging market countries may be more impacted by the pandemic.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. These and other government intervention into the economy and financial markets may not work as intended. In addition, government actions to mitigate the economic impact of the pandemic have resulted in large expansion of government deficits and debt, the long-term consequences of which are not known. Rates of inflation have recently risen, which could adversely affect economies and markets. The pandemic could continue to adversely affect the value and liquidity of the Portfolio’s investments.

Europe: A number of countries in Europe have experienced severe economic and financial difficulties; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen or spread within or outside Europe. Responses to the financial problems by European governments, central banks and others may not work, may result in conflicts and social unrest and may limit future growth and economic recovery or have other unintended consequences. In January, 2020, through “Brexit,” the United Kingdom withdrew from the European Union. The ramifications of Brexit are unknown, and the implications of possible political, regulatory, economic, and market outcomes could be significant. The United Kingdom has one of the largest economies in Europe and is a major trading partner with European Union countries and the United States. Brexit may create additional and substantial economic stresses for the United Kingdom, including a contraction of the United Kingdom’s economy, decreased trade, capital outflows, devaluation of the British pound, and a decrease in business and consumer spending and investment. The negative impact on not only the United Kingdom and European Union economies but also the broader global economy could be significant. A number of countries in Europe have suffered terror attacks, and additional attacks may occur in the future. Europe has also been struggling with mass migration from the Middle East, Eastern Europe and Africa. The ultimate effects of these events and other socio-political or geopolitical issues could profoundly affect global economies and markets. Whether or not the Portfolio invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of the Portfolio’s investments.

Additional Market Disruption: Russia’s invasion of Ukraine in February, 2022, the resulting responses by the United States and other countries, and the potential for wider conflict, have increased and may continue to increase volatility and uncertainty in financial markets worldwide. The United States and other countries have imposed broad-ranging economic sanctions on Russia and Russian entities and individuals, and may impose additional sanctions, including on other countries that provide military or economic support to Russia. These sanctions, among other things, restrict companies from doing business with Russia and Russian issuers, and may adversely affect companies with economic or financial exposure to Russia and Russian issuers. The extent and duration of Russia’s military actions and the repercussions of such actions are not known. The invasion may widen beyond Ukraine and may escalate, including through retaliatory actions and cyberattacks by Russia and even other countries. These events may result in further and significant market disruptions and may adversely affect regional and global economies including those of Europe and the United States. Certain industries and markets, such as those involving oil, natural gas and other commodities, as well as global supply chains, may be particularly adversely affected. Whether or not the Portfolio invests in securities of issuers located in Russia, Ukraine and adjacent countries or with significant exposure to issuers in these countries, these events could negatively affect the value and liquidity of the Portfolio’s investments.

Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Portfolio falls, the value of your investment will go down. The Portfolio may lose its entire investment in the fixed-income securities of an issuer.

Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The value of equity securities fluctuates based on real or perceived changes in a company’s financial condition, factors affecting a particular industry or industries, and overall market, economic and political conditions. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

7. RISK FACTORS (continued)

LIBOR risk: Many financial instruments, financings or other transactions to which the Portfolio may be a party use or may use a floating rate based on the London Interbank Offered Rate (“LIBOR”). The UK Financial Conduct Authority and LIBOR’s administrator announced that the use of LIBOR will be phased out; most LIBOR rates are no longer published as of the end of 2021 and a majority of U.S.dollar LIBOR rates will no longer be published after June 30, 2023. It is possible that a subset of LIBOR rates may be published after these dates on a “synthetic” basis, but any such publications would be considered non-representative of the underlying market. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Portfolio, issuers of instruments in which the Portfolio invests, and financial markets generally. As such, the potential effect of a transition away from LIBOR on the Portfolio or the Portfolio’s investments cannot yet be determined.

8. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee, CCO and deferred compensation fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints	Rate
First $500 million	0.730%
Over $500 million up to $750 million	0.705
Over $750 million up to $1.5 billion	0.680
Over $1.5 billion up to $ 2.5 billion	0.670
Over $2.5 billion	0.650

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net assets. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.82%	May 1, 2023
Service Class	1.07	May 1, 2023
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2022 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2022, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2023. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Technology Holdings, Inc (“SS&C”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C related to applicable sub-transfer agency services. For the period ended June 30, 2022, (i) the expenses paid to SS&C by the Portfolio are referred to as Transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C by the Portfolio are referred to as Transfer agent costs within the Statement of Assets and Liabilities.

Deferred compensation plan: Effective September 23, 2021, the Board has approved the termination of the deferred compensation plan. Payments will be made to applicable current and former Board members consistent with Section 409A of the Code. Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2022, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2022.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

9. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2022, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 301,166,746	$ 411,646,273	$ 390,174,525	$ 399,985,906

10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2022, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$1,399,925,012	$12,894,572	$(113,125,563)	$(100,230,991)

11. NEW ACCOUNTING PRONOUNCEMENT

In January 2021, the Financial Accounting Standards Board issued Accounting Standards Update No. 2021-01 (“ASU 2021-01”), “Reference Rate Reform (Topic 848)”. ASU 2021-01 is an update of ASU 2020-04, which is in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The ASU 2021-01 update clarifies that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. The amendments in this update are effective immediately through December 31, 2022, for all entities. Management does not expect ASU 2021-01 to have a material impact on the financial statements.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Tactical Allocation VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 15-16, 2022, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica JPMorgan Tactical Allocation VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and J.P. Morgan Investment Management, Inc. (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2023.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Tactical Allocation VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2021. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was in line with the median for its peer universe for the past 3- and 5-year periods and below the median for the past 1- and 10-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was above its composite benchmark for the past 1- and 3-year periods, in line with its composite benchmark for the past 5-year period and below its composite benchmark for the past 10-year period. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on May 1, 2011 pursuant to its current investment objective and investment strategies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were below the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica JPMorgan Tactical Allocation VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio and that TAM believes the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser participates in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and the contract holders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Madison Diversified Income VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2022, and held for the entire six-month period until June 30, 2022.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period (B)	Ending Account Value June 30, 2022	Expenses Paid During Period (B)	Net Annualized Expense Ratio
Service Class	$1,000.00	$896.90	$4.99	$1,019.50	$5.31	1.06%

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2022

(unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks	38.3%
U.S. Government Obligations	21.3
Corporate Debt Securities	20.0
U.S. Government Agency Obligations	13.7
Asset-Backed Securities	2.7
Mortgage-Backed Securities	2.3
Repurchase Agreement	1.0
Municipal Government Obligations	0.4
Other Investment Company	0.2
Net Other Assets (Liabilities)	0.1
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS

At June 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS - 38.3%
Banks - 1.3%
JPMorgan Chase & Co.	10,950	$1,233,080
US Bancorp	15,600	717,912

		1,950,992

Beverages - 1.8%
Coca-Cola Co.	16,150	1,015,997
PepsiCo, Inc.	10,375	1,729,097

		2,745,094

Capital Markets - 2.9%
BlackRock, Inc.	2,525	1,537,826
CME Group, Inc.	8,925	1,826,947
Northern Trust Corp.	10,400	1,003,392

		4,368,165

Chemicals - 0.4%
Air Products & Chemicals, Inc.	2,400	577,152

Communications Equipment - 1.1%
Cisco Systems, Inc.	38,500	1,641,640

Diversified Telecommunication Services - 1.3%
Verizon Communications, Inc.	38,450	1,951,337

Electrical Equipment - 0.6%
Emerson Electric Co.	10,650	847,101

Energy Equipment & Services - 1.1%
Baker Hughes Co.	57,500	1,660,025

Equity Real Estate Investment Trusts - 1.0%
American Tower Corp.	5,700	1,456,863

Food Products - 1.0%
Archer-Daniels-Midland Co.	19,150	1,486,040

Health Care Equipment & Supplies - 1.1%
Medtronic PLC	18,650	1,673,838

Health Care Providers & Services - 1.3%
CVS Health Corp.	21,000	1,945,860

Hotels, Restaurants & Leisure - 1.9%
McDonald’s Corp.	8,450	2,086,136
Starbucks Corp.	9,150	698,968

		2,785,104

Household Products - 1.1%
Colgate-Palmolive Co.	8,200	657,148
Procter & Gamble Co.	6,550	941,825

		1,598,973

Industrial Conglomerates - 1.0%
Honeywell International, Inc.	8,200	1,425,242

Insurance - 2.3%
Aflac, Inc.	21,300	1,178,529
Travelers Cos., Inc.	13,000	2,198,690

		3,377,219

IT Services - 0.9%
Automatic Data Processing, Inc.	3,375	708,885
Paychex, Inc.	5,900	671,833

		1,380,718

Machinery - 1.4%
Caterpillar, Inc.	2,750	491,590
PACCAR, Inc.	19,200	1,580,928

		2,072,518

	Shares	Value
COMMON STOCKS (continued)
Media - 1.3%
Comcast Corp., Class A	48,500	$ 1,903,140

Metals & Mining - 1.2%
Newmont Corp.	18,500	1,103,895
Nucor Corp.	7,075	738,701

		1,842,596

Multi-Utilities - 1.5%
Dominion Energy, Inc.	28,200	2,250,642

Oil, Gas & Consumable Fuels - 2.0%
EOG Resources, Inc.	13,950	1,540,638
Kinder Morgan, Inc.	85,000	1,424,600

		2,965,238

Pharmaceuticals - 4.7%
Bristol-Myers Squibb Co.	35,450	2,729,650
Johnson & Johnson	14,700	2,609,397
Pfizer, Inc.	30,550	1,601,736

		6,940,783

Road & Rail - 0.7%
Union Pacific Corp.	4,550	970,424

Semiconductors & Semiconductor Equipment - 1.4%
Analog Devices, Inc.	3,900	569,751
Texas Instruments, Inc.	9,550	1,467,357

		2,037,108

Specialty Retail - 1.2%
Home Depot, Inc.	6,725	1,844,466

Trading Companies & Distributors - 0.8%
Fastenal Co.	22,900	1,143,168

Total Common Stocks (Cost $51,454,953)		56,841,446

	Principal	Value
ASSET-BACKED SECURITIES - 2.7%
AmeriCredit Automobile Receivables Trust Series 2018-3, Class C, 3.74%, 10/18/2024	$337,047	337,971
CCG Receivables Trust Series 2020-1, Class A2, 0.54%, 12/14/2027 (A)	191,882	188,193
Chesapeake Funding II LLC
Series 2018-3A, Class B,
3.62%, 01/15/2031 (A)	100,000	100,028
Series 2020-1A, Class A1,
0.87%, 08/15/2032 (A)	95,305	94,133
CNH Equipment Trust Series 2019-A, Class A4, 3.22%, 01/15/2026	130,000	129,775
Dell Equipment Finance Trust Series 2019-2, Class A3, 1.91%, 10/22/2024 (A)	49,136	49,125
Donlen Fleet Lease Funding 2 LLC Series 2021-2, Class A2, 0.56%, 12/11/2034 (A)	372,739	361,760
Enterprise Fleet Financing LLC Series 2019-3, Class A2, 2.06%, 05/20/2025 (A)	120,106	119,756

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
GM Financial Consumer Automobile Receivables Trust Series 2019-2, Class B, 2.87%, 10/16/2024	$ 350,000	$ 349,535
JPMorgan Chase Bank NA - CACLN
Series 2020-2, Class B,
0.84%, 02/25/2028 (A)	263,425	257,385
Series 2021-1, Class B,
0.88%, 09/25/2028 (A)	263,132	255,572
Series 2021-2, Class B,
0.89%, 12/26/2028 (A)	309,746	300,106
Series 2021-3, Class C,
0.86%, 02/26/2029 (A)	263,962	252,753
Santander Consumer Auto Receivables Trust Series 2020-BA, Class A3, 0.46%, 08/15/2024 (A)	188,287	187,840
Santander Revolving Auto Loan Trust Series 2019-A, Class C, 3.00%, 01/26/2032 (A)	350,000	334,185
Synchrony Credit Card Master Note Trust Series 2018-2, Class C, 3.87%, 05/15/2026	500,000	493,979
Verizon Owner Trust Series 2020-A, Class B, 1.98%, 07/22/2024	150,000	148,350

Total Asset-Backed Securities (Cost $4,110,281)		3,960,446

CORPORATE DEBT SECURITIES - 20.0%
Aerospace & Defense - 0.5%
Boeing Co.
3.63%, 02/01/2031	200,000	173,856
5.81%, 05/01/2050	150,000	138,805
Northrop Grumman Corp. 2.93%, 01/15/2025	250,000	244,685
Textron, Inc. 2.45%, 03/15/2031	250,000	205,932

		763,278

Airlines - 0.3%
Delta Air Lines, Inc. / SkyMiles IP Ltd. 4.75%, 10/20/2028 (A)	250,000	236,481
Southwest Airlines Co. 5.25%, 05/04/2025	150,000	152,956

		389,437

Banks - 3.0%
Bank of America Corp.
Fixed until 03/11/2026, 1.66% (B), 03/11/2027	200,000	179,453
Fixed until 06/14/2028, 2.09% (B), 06/14/2029	300,000	257,245
Fixed until 03/08/2032, 3.85% (B), 03/08/2037	250,000	216,843
Bank of Montreal 3.30%, 02/05/2024	165,000	164,563
Citigroup, Inc.
Fixed until 04/23/2028, 4.08% (B), 04/23/2029	400,000	382,253
Fixed until 05/24/2032, 4.91% (B), 05/24/2033	200,000	197,472

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Fifth Third Bancorp
2.55%, 05/05/2027	$ 225,000	$ 206,486
Fixed until 04/25/2032, 4.34% (B), 04/25/2033 (C)	200,000	190,716
Huntington Bancshares, Inc. Fixed until 08/15/2031, 2.49% (B), 08/15/2036	300,000	235,448
Huntington National Bank
3.55%, 10/06/2023	250,000	249,768
Fixed until 05/16/2024, 4.01% (B), 05/16/2025	250,000	249,900
JPMorgan Chase & Co.
Fixed until 02/04/2026, 1.04% (B), 02/04/2027	500,000	442,732
Fixed until 04/01/2025 (D), 4.00% (B) (C)	100,000	82,375
PNC Bank NA 2.70%, 10/22/2029	125,000	109,173
PNC Financial Services Group, Inc. 3.45%, 04/23/2029	250,000	233,770
Toronto-Dominion Bank 4.46%, 06/08/2032	250,000	247,956
Truist Bank 2.25%, 03/11/2030	150,000	125,899
Truist Financial Corp. Fixed until 03/02/2026, 1.27% (B), 03/02/2027	300,000	269,573
Wells Fargo & Co.
Fixed until 04/30/2025, 2.19% (B), 04/30/2026	250,000	234,098
Fixed until 06/02/2027, 2.39% (B), 06/02/2028	200,000	179,375

		4,455,098

Beverages - 0.1%
Keurig Dr. Pepper, Inc. 3.80%, 05/01/2050	200,000	159,826

Building Products - 0.1%
Carrier Global Corp. 3.58%, 04/05/2050	100,000	76,179

Capital Markets - 1.9%
Bank of New York Mellon Corp. Fixed until 12/20/2026 (D), 3.75% (B)	200,000	163,401
BlackRock, Inc. 2.10%, 02/25/2032	350,000	289,928
Cboe Global Markets, Inc. 3.65%, 01/12/2027	235,000	228,890
Charles Schwab Corp. Fixed until 12/01/2030 (D), 4.00% (B)	350,000	267,402
Goldman Sachs BDC, Inc. 2.88%, 01/15/2026	200,000	180,474
Goldman Sachs Group, Inc. Fixed until 10/21/2026, 1.95% (B), 10/21/2027	500,000	445,215
Jefferies Group LLC / Jefferies Group Capital Finance, Inc. 2.63%, 10/15/2031	250,000	193,477
KKR Group Finance Co. VIII LLC 3.50%, 08/25/2050 (A)	250,000	188,606

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Morgan Stanley
Fixed until 04/28/2031, 1.93% (B), 04/28/2032	$ 250,000	$ 198,790
Fixed until 04/28/2025, 2.19% (B), 04/28/2026	125,000	117,124
3.88%, 01/27/2026	250,000	246,481
NASDAQ, Inc. 1.65%, 01/15/2031	250,000	196,223
State Street Corp. Fixed until 11/01/2029, 3.03% (B), 11/01/2034	125,000	110,854

		2,826,865

Chemicals - 0.5%
DuPont de Nemours, Inc. 4.73%, 11/15/2028	175,000	175,880
International Flavors & Fragrances, Inc. 3.47%, 12/01/2050 (A)	500,000	373,304
LYB International Finance III LLC 3.63%, 04/01/2051 (C)	200,000	148,681

		697,865

Construction & Engineering - 0.2%
Quanta Services, Inc. 2.90%, 10/01/2030	450,000	371,658

Construction Materials - 0.3%
Martin Marietta Materials, Inc. 3.20%, 07/15/2051	250,000	176,312
Vulcan Materials Co. 3.50%, 06/01/2030	275,000	249,918

		426,230

Consumer Finance - 0.3%
Capital One Financial Corp.
Fixed until 03/01/2029, 3.27% (B), 03/01/2030	200,000	177,332
Fixed until 05/10/2027, 4.93% (B), 05/10/2028	200,000	198,356
Synchrony Financial 3.70%, 08/04/2026	100,000	92,930

		468,618

Containers & Packaging - 0.3%
WRKCo, Inc.
3.00%, 06/15/2033	300,000	255,043
3.90%, 06/01/2028	125,000	120,816

		375,859

Diversified Financial Services - 0.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
1.75%, 01/30/2026	350,000	306,253
4.63%, 10/15/2027	250,000	235,744
Intercontinental Exchange, Inc. 4.60%, 03/15/2033	200,000	199,310

		741,307

Diversified Telecommunication Services - 0.7%
AT&T, Inc.
2.25%, 02/01/2032	400,000	327,315
4.75%, 05/15/2046	75,000	69,815

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services (continued)
Verizon Communications, Inc.
4.33%, 09/21/2028	$ 300,000	$ 298,618
4.40%, 11/01/2034	300,000	289,195

		984,943

Electric Utilities - 0.9%
Berkshire Hathaway Energy Co. 1.65%, 05/15/2031	200,000	161,647
Duke Energy Corp. 3.75%, 09/01/2046	250,000	198,067
Interstate Power & Light Co. 3.50%, 09/30/2049	225,000	180,917
NextEra Energy Capital Holdings, Inc. 1.90%, 06/15/2028	400,000	348,441
PECO Energy Co. 3.05%, 03/15/2051	250,000	192,353
Wisconsin Electric Power Co. 1.70%, 06/15/2028	250,000	218,192

		1,299,617

Electronic Equipment, Instruments & Components - 0.2%
TD SYNNEX Corp. 2.65%, 08/09/2031 (A)	150,000	121,334
Vontier Corp. 1.80%, 04/01/2026	200,000	174,494

		295,828

Energy Equipment & Services - 0.2%
Schlumberger Holdings Corp.
3.90%, 05/17/2028 (A)	292,000	276,140
4.00%, 12/21/2025 (A)	20,000	19,899

		296,039

Equity Real Estate Investment Trusts - 0.6%
Brixmor Operating Partnership LP 3.65%, 06/15/2024	250,000	246,582
Healthpeak Properties, Inc. 3.25%, 07/15/2026	150,000	144,590
Omega Healthcare Investors, Inc. 3.38%, 02/01/2031	225,000	183,149
Public Storage 1.95%, 11/09/2028	125,000	108,243
Weyerhaeuser Co. 3.38%, 03/09/2033	200,000	174,902

		857,466

Food & Staples Retailing - 0.3%
7-Eleven, Inc.
1.80%, 02/10/2031 (A)	325,000	254,404
2.50%, 02/10/2041 (A)	250,000	170,255
Walgreens Boots Alliance, Inc. 3.45%, 06/01/2026	88,000	85,676

		510,335

Food Products - 0.4%
Hormel Foods Corp. 1.80%, 06/11/2030 (C)	150,000	126,085
Mars, Inc.
2.38%, 07/16/2040 (A)	350,000	255,948
3.95%, 04/01/2049 (A)	300,000	269,027

		651,060

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services - 0.9%
Cigna Corp.
4.38%, 10/15/2028	$ 50,000	$ 49,608
4.90%, 12/15/2048	100,000	96,563
CVS Health Corp.
2.63%, 08/15/2024	200,000	195,702
5.13%, 07/20/2045	250,000	242,005
Health Care Service Corp. A Mutual Legal Reserve Co. 2.20%, 06/01/2030 (A)	350,000	297,476
UnitedHealth Group, Inc.
2.30%, 05/15/2031 (C)	300,000	260,537
3.70%, 08/15/2049	250,000	214,640

		1,356,531

Hotels, Restaurants & Leisure - 0.6%
Expedia Group, Inc. 3.25%, 02/15/2030	250,000	208,837
GLP Capital LP / GLP Financing II, Inc. 3.25%, 01/15/2032	200,000	160,446
Magallanes, Inc.
5.14%, 03/15/2052 (A)	175,000	147,848
5.39%, 03/15/2062 (A)	75,000	63,020
McDonald’s Corp. 4.88%, 12/09/2045	250,000	246,900

		827,051

Insurance - 1.4%
Aflac, Inc. 4.75%, 01/15/2049	250,000	241,527
American International Group, Inc. 4.75%, 04/01/2048	100,000	94,087
Athene Global Funding 1.45%, 01/08/2026 (A)	500,000	445,183
Belrose Funding Trust 2.33%, 08/15/2030 (A)	250,000	200,868
Berkshire Hathaway Finance Corp. 3.85%, 03/15/2052	200,000	172,489
Empower Finance 2020 LP 3.08%, 09/17/2051 (A)	350,000	252,033
Five Corners Funding Trust II 2.85%, 05/15/2030 (A)	250,000	218,019
Liberty Mutual Group, Inc. 3.95%, 05/15/2060 (A)	100,000	72,367
Old Republic International Corp. 3.85%, 06/11/2051	250,000	189,906
Teachers Insurance & Annuity Association of America 3.30%, 05/15/2050 (A) (C)	200,000	153,619

		2,040,098

IT Services - 0.4%
Fiserv, Inc. 3.50%, 07/01/2029	450,000	411,361
Western Union Co. 2.85%, 01/10/2025	150,000	143,980

		555,341

Machinery - 0.1%
Otis Worldwide Corp. 2.57%, 02/15/2030	175,000	151,534

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media - 0.4%
Comcast Corp.
3.40%, 04/01/2030	$ 50,000	$ 47,055
4.15%, 10/15/2028	350,000	349,449
Discovery Communications LLC 5.00%, 09/20/2037	250,000	224,695

		621,199

Oil, Gas & Consumable Fuels - 2.0%
BP Capital Markets America, Inc. 3.12%, 05/04/2026	200,000	193,464
ConocoPhillips Co. 4.15%, 11/15/2034	129,000	119,960
Eastern Gas Transmission & Storage, Inc. 3.00%, 11/15/2029 (A)	250,000	225,804
Energy Transfer LP 5.25%, 04/15/2029	100,000	99,242
Exxon Mobil Corp. 4.11%, 03/01/2046	225,000	206,408
Kinder Morgan, Inc. 5.55%, 06/01/2045	350,000	331,007
Marathon Petroleum Corp.
3.80%, 04/01/2028	300,000	284,539
4.70%, 05/01/2025	200,000	202,514
MPLX LP 2.65%, 08/15/2030	400,000	334,727
Phillips 66 4.65%, 11/15/2034	100,000	97,376
Pioneer Natural Resources Co. 2.15%, 01/15/2031	225,000	185,743
Valero Energy Corp.
4.00%, 06/01/2052	100,000	80,292
6.63%, 06/15/2037	250,000	272,545
Valero Energy Partners LP 4.50%, 03/15/2028	400,000	394,929

		3,028,550

Pharmaceuticals - 0.6%
Royalty Pharma PLC
2.20%, 09/02/2030	200,000	161,750
3.55%, 09/02/2050	400,000	281,085
Viatris, Inc. 2.70%, 06/22/2030	350,000	281,917
Zoetis, Inc. 3.00%, 09/12/2027	250,000	236,000

		960,752

Road & Rail - 0.2%
Avolon Holdings Funding Ltd. 2.13%, 02/21/2026 (A)	350,000	303,002

Semiconductors & Semiconductor Equipment - 0.3%
Broadcom, Inc. 3.19%, 11/15/2036 (A)	9,000	6,868
Intel Corp. 3.73%, 12/08/2047	400,000	341,562
Lam Research Corp. 1.90%, 06/15/2030	150,000	126,756

		475,186

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Software - 0.6%
Intuit, Inc. 1.65%, 07/15/2030	$ 250,000	$ 206,090
Oracle Corp. 3.95%, 03/25/2051	250,000	184,770
Salesforce, Inc. 2.90%, 07/15/2051	250,000	190,458
VMware, Inc. 2.20%, 08/15/2031	250,000	197,409
Workday, Inc. 3.70%, 04/01/2029	200,000	187,420

		966,147

Specialty Retail - 0.6%
Advance Auto Parts, Inc. 1.75%, 10/01/2027	250,000	212,766
Home Depot, Inc. 3.35%, 04/15/2050	125,000	102,124
Lowe’s Cos., Inc. 3.00%, 10/15/2050	450,000	316,525
Tractor Supply Co. 1.75%, 11/01/2030	250,000	196,941

		828,356

Technology Hardware, Storage & Peripherals - 0.4%
Dell International LLC / EMC Corp.
3.45%, 12/15/2051 (A)	250,000	169,399
8.35%, 07/15/2046	19,000	23,775
HP, Inc. 2.65%, 06/17/2031	500,000	402,975

		596,149

Trading Companies & Distributors - 0.2%
Air Lease Corp. 2.88%, 01/15/2026	250,000	229,732

Total Corporate Debt Securities (Cost $33,850,032)		29,587,136

MORTGAGE-BACKED SECURITIES - 2.3%
Bunker Hill Loan Depositary Trust Series 2020-1, Class A1, 1.72% (B), 02/25/2055 (A)	166,409	161,102
CIM Trust Series 2021-J2, Class A4, 2.50% (B), 04/25/2051 (A)	314,098	290,718
GCAT Trust Series 2021-NQM1, Class A1, 0.87% (B), 01/25/2066 (A)	222,451	204,781
GS Mortgage-Backed Securities Corp. Trust Series 2020-PJ6, Class A2, 2.50% (B), 05/25/2051 (A)	177,633	152,105
JPMorgan Mortgage Trust
Series 2021-1, Class A3,
2.50% (B), 06/25/2051 (A)	506,755	433,928
Series 2021-3, Class A3,
2.50% (B), 07/25/2051 (A)	229,502	196,520
Series 2021-6, Class A4,
2.50% (B), 10/25/2051 (A)	607,411	553,466
JPMorgan Wealth Management Series 2020-ATR1, Class A3, 3.00% (B), 02/25/2050 (A)	122,331	109,798

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
PSMC Trust Series 2021-1, Class A11, 2.50% (B), 03/25/2051 (A)	$ 379,996	$ 345,678
RCKT Mortgage Trust Series 2021-6, Class A5, 2.50% (B), 12/25/2051 (A)	376,000	342,607
Sequoia Mortgage Trust Series 2013-7, Class A2, 3.00% (B), 06/25/2043	246,110	229,254
Towd Point HE Trust Series 2021-HE1, Class A1, 0.92% (B), 02/25/2063 (A)	214,422	203,898
Wells Fargo Mortgage-Backed Securities Trust Series 2021-INV2, Class A2, 2.50% (B), 09/25/2051 (A)	230,594	197,443

Total Mortgage-Backed Securities (Cost $3,872,016)		3,421,298

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.4%
Massachusetts - 0.0% (E)
University of Massachusetts Building Authority, Revenue Bonds, 6.57%, 05/01/2039	35,000	35,065

New York - 0.3%
Metropolitan Transportation Authority, Revenue Bonds, 6.55%, 11/15/2031	340,000	378,757

Oregon - 0.1%
Hillsboro School District No. 1J, General Obligation Limited, 4.36%, 06/30/2034	200,000	204,120

Total Municipal Government Obligations (Cost $651,907)		617,942

U.S. GOVERNMENT AGENCY OBLIGATIONS - 13.7%
Federal Home Loan Mortgage Corp.
2.00%, 03/01/2041	637,753	571,392
2.50%, 02/01/2032 - 04/01/2048	1,299,265	1,205,839
3.00%, 09/01/2042 - 07/01/2049	1,450,599	1,378,059
3.50%, 11/01/2040 - 05/01/2052	1,970,654	1,918,799
4.00%, 04/01/2033 - 03/01/2047	227,195	230,406
4.50%, 02/01/2025 - 05/01/2048	334,578	344,644
5.50%, 01/01/2037	27,814	29,903
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.65%, 08/25/2026	500,000	485,350
2.98%, 11/25/2025	223,594	221,236
3.12%, 06/25/2027	750,000	738,044
3.35%, 01/25/2028	400,000	397,007
Federal Home Loan Mortgage Corp. REMIC 5.00%, 07/15/2036	93,150	97,600
Federal Home Loan Mortgage Corp. STACR REMIC Trust 1-Month SOFR + 0.75%, 1.68% (B), 10/25/2033 (A)	309,101	304,226

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association
2.49% (B), 03/25/2023	$ 130,617	$ 129,841
2.50%, 06/01/2031 - 12/01/2047	3,213,520	2,962,611
3.00%, 12/01/2028 - 08/01/2048	1,814,108	1,765,604
3.10% (B), 07/25/2024	230,482	228,939
3.21% (B), 11/25/2027	472,429	464,734
3.50%, 12/01/2031 - 06/01/2052	1,641,195	1,604,175
4.00%, 02/01/2035 - 05/01/2052	3,341,063	3,325,010
4.50%, 03/01/2039 - 07/01/2041	49,159	50,795
Federal National Mortgage Association REMIC
1.38%, 09/25/2027	442,087	425,974
3.50%, 04/25/2031	158,160	158,467
FREMF Mortgage Trust
3.64% (B), 10/25/2046 (A)	500,000	497,701
3.85% (B), 01/25/2048 (A)	410,000	401,775
3.88% (B), 11/25/2047 (A)	400,000	399,675
Government National Mortgage Association
3.50%, 12/15/2042	38,186	38,181
4.00%, 12/15/2039	5,179	5,287
4.50%, 08/15/2040	2,236	2,324

Total U.S. Government Agency Obligations (Cost $21,471,389)		20,383,598

U.S. GOVERNMENT OBLIGATIONS - 21.3%
U.S. Treasury - 21.3%
U.S. Treasury Bond
1.88%, 02/15/2051	1,500,000	1,135,020
2.00%, 02/15/2050	1,250,000	977,002
2.50%, 02/15/2045	1,000,000	853,750
2.75%, 08/15/2042 - 11/15/2042	2,300,000	2,073,539
3.00%, 05/15/2047	900,000	847,406
3.38%, 11/15/2048	250,000	256,016
3.75%, 08/15/2041	250,000	264,033
4.38%, 05/15/2041	500,000	575,508
U.S. Treasury Note
0.38%, 01/31/2026 (C)	3,000,000	2,731,172
0.38%, 09/30/2027	2,000,000	1,742,734
0.63%, 08/15/2030	2,000,000	1,662,109

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Note (continued)
1.38%, 11/15/2031	$ 2,750,000	$ 2,392,070
1.50%, 08/15/2026	2,500,000	2,350,879
2.00%, 08/15/2025 (C)	3,500,000	3,394,590
2.13%, 03/31/2024	3,000,000	2,958,047
2.38%, 05/15/2027	2,565,000	2,486,848
2.63%, 02/15/2029	3,000,000	2,926,406
2.88%, 05/15/2028	2,000,000	1,980,000

Total U.S. Government Obligations (Cost $34,446,854)		31,607,129

	Shares	Value
OTHER INVESTMENT COMPANY - 0.2%
Securities Lending Collateral - 0.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.54% (F)	264,330	264,330

Total Other Investment Company (Cost $264,330)		264,330

	Principal	Value
REPURCHASE AGREEMENT - 1.0%
Fixed Income Clearing Corp., 0.35% (F), dated 06/30/2022, to be repurchased at $1,501,840 on 07/01/2022. Collateralized by a U.S. Government Obligation, 3.00%, due 06/30/2024, and with a value of $1,531,922.	$1,501,825	1,501,825

Total Repurchase Agreement (Cost $1,501,825)		1,501,825

Total Investments (Cost $151,623,587)		148,185,150
Net Other Assets (Liabilities) - 0.1%		160,543

Net Assets - 100.0%		$148,345,693

INVESTMENT VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$56,841,446	$—	$—	$56,841,446
Asset-Backed Securities	—	3,960,446	—	3,960,446
Corporate Debt Securities	—	29,587,136	—	29,587,136
Mortgage-Backed Securities	—	3,421,298	—	3,421,298
Municipal Government Obligations	—	617,942	—	617,942
U.S. Government Agency Obligations	—	20,383,598	—	20,383,598
U.S. Government Obligations	—	31,607,129	—	31,607,129
Other Investment Company	264,330	—	—	264,330
Repurchase Agreement	—	1,501,825	—	1,501,825

Total Investments	$57,105,776	$91,079,374	$—	$148,185,150

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2022, the total value of 144A securities is $12,017,161, representing 8.1% of the Portfolio’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $7,063,839, collateralized by cash collateral of $264,330 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $6,946,099. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Perpetual maturity. The date displayed is the next call date.
(E)	Percentage rounds to less than 0.1% or (0.1)%.
(F)	Rates disclosed reflect the yields at June 30, 2022.
(G)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2022. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

SOFR	Secured Overnight Financing Rate
STACR	Structured Agency Credit Risk

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Madison Diversified Income VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2022

(unaudited)

Assets:
Investments, at value (cost $150,121,762) (including securities loaned of $7,063,839)	$146,683,325
Repurchase agreement, at value (cost $1,501,825)	1,501,825
Receivables and other assets:
Investments sold	62,801
Net income from securities lending	504
Dividends	72,473
Interest	504,574
Prepaid expenses	604

Total assets	148,826,106

Liabilities:
Cash collateral received upon return of:
Securities on loan	264,330
Payables and other liabilities:
Shares of beneficial interest redeemed	46,505
Investment management fees	90,122
Distribution and service fees	30,864
Transfer agent costs	349
Trustees, CCO and deferred compensation fees	2,188
Audit and tax fees	17,647
Custody fees	9,131
Legal fees	1,735
Printing and shareholder reports fees	12,420
Other accrued expenses	5,122

Total liabilities	480,413

Net assets	$148,345,693

Net assets consist of:
Capital stock ($0.01 par value)	$110,014
Additional paid-in capital	120,676,259
Total distributable earnings (accumulated losses)	27,559,420

Net assets	$148,345,693

Shares outstanding	11,001,439

Net asset value and offering price per share	$13.48

STATEMENT OF OPERATIONS

For the period ended June 30, 2022

(unaudited)

Investment Income:
Dividend income	$892,224
Interest income	1,126,787
Net income from securities lending	3,546

Total investment income	2,022,557

Expenses:
Investment management fees	587,321
Distribution and service fees	201,137
Transfer agent costs	912
Trustees, CCO and deferred compensation fees	2,844
Audit and tax fees	17,703
Custody fees	20,632
Legal fees	5,192
Printing and shareholder reports fees	5,252
Other	10,020

Total expenses	851,013

Net investment income (loss)	1,171,544

Net realized gain (loss) on:
Investments	5,830,603

Net change in unrealized appreciation (depreciation) on:
Investments	(24,575,804)

Net realized and change in unrealized gain (loss)	(18,745,201)

Net increase (decrease) in net assets resulting from operations	$(17,573,657)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Madison Diversified Income VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2022 (unaudited)	December 31, 2021
From operations:
Net investment income (loss)	$1,171,544	$2,384,919
Net realized gain (loss)	5,830,603	21,730,292
Net change in unrealized appreciation (depreciation)	(24,575,804)	(8,948,093)

Net increase (decrease) in net assets resulting from operations	(17,573,657)	15,167,118

Dividends and/or distributions to shareholders:
Dividends and/or distributions to shareholders	—	(5,268,990)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(5,268,990)

Capital share transactions:
Proceeds from shares sold	1,995,705	7,679,714
Dividends and/or distributions reinvested	—	5,268,990
Cost of shares redeemed	(12,108,568)	(56,900,161)

Net increase (decrease) in net assets resulting from capital share transactions	(10,112,863)	(43,951,457)

Net increase (decrease) in net assets	(27,686,520)	(34,053,329)

Net assets:
Beginning of period/year	176,032,213	210,085,542

End of period/year	$148,345,693	$176,032,213

Capital share transactions - shares:
Shares issued	138,904	527,346
Shares reinvested	—	355,293
Shares redeemed	(851,844)	(3,816,443)

Net increase (decrease) in shares outstanding	(712,940)	(2,933,804)

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2022 (unaudited)		December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017
Net asset value, beginning of period/year	$15.03		$14.34	$13.84	$12.54	$13.08	$12.43

Investment operations:
Net investment income (loss) (A)	0.10		0.18	0.21	0.21	0.23	0.20
Net realized and unrealized gain (loss)	(1.65)		0.94	0.86	1.65	(0.32)	0.96

Total investment operations	(1.55)		1.12	1.07	1.86	(0.09)	1.16

Dividends and/or distributions to shareholders:
Net investment income	—		(0.24)	(0.23)	(0.21)	(0.19)	(0.21)
Net realized gains	—		(0.19)	(0.34)	(0.35)	(0.26)	(0.30)

Total dividends and/or distributions to shareholders	—		(0.43)	(0.57)	(0.56)	(0.45)	(0.51)

Net asset value, end of period/year	$13.48		$15.03	$14.34	$13.84	$12.54	$13.08

Total return	(10.31	)%(B)	7.87%	7.95%	14.94%	(0.75)%	9.52%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$148,346		$176,032	$210,086	$185,147	$137,727	$131,510
Expenses to average net assets	1.06	%(C)	1.05%	1.04%	1.05%	1.03%	1.07%
Net investment income (loss) to average net assets	1.46	%(C)	1.21%	1.55%	1.58%	1.80%	1.56%
Portfolio turnover rate	22	%(B)	33%	40%	25%	33%	25%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Madison Diversified Income VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2022

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Madison Diversified Income VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers one class of shares, Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Madison Diversified Income VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

1. ORGANIZATION (continued)

period ended June 30, 2022, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the period ended June 30, 2022, commissions recaptured are $3,005.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels.

The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Madison Diversified Income VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

3. INVESTMENT VALUATION (continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Madison Diversified Income VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

3. INVESTMENT VALUATION (continued)

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2022, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2022.

Repurchase agreements at June 30, 2022, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Madison Diversified Income VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2022, if any, are shown on a gross basis within the Schedule of Investments.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2022.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Corporate Debt Securities	$264,330	$—	$—	$—	$264,330
Total Borrowings	$264,330	$—	$—	$—	$264,330

5. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities and other assets may go up or down, sometimes sharply and unpredictably, due to general market conditions, overall economic trends or events, inflation, changes in interest rates, government actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by wars, tariffs, trade disputes or other factors, political developments, investor sentiment, the global and domestic effects of a pandemic or other health emergency, and other factors that may or may not be related to the issuer of the security or other asset. The market prices of securities and other assets also may go down due to events or conditions that affect particular sectors, industries, issuers, or geographies. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets. If the value of the Portfolio’s securities and assets fall, the value of your investment will go down. The Portfolio may experience a substantial or complete loss on any individual security or asset.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, the imposition of economic sanctions, public health events (such as the spread of infectious disease), wars, terrorism, cybersecurity events, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. In the past decade, financial markets throughout the world have experienced increased volatility and decreased liquidity. These conditions may continue or worsen. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down. Securities markets may also be susceptible to market manipulation or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or adversely affect the value of securities traded in these markets, including the Portfolio’s securities.

The pandemic of the novel coronavirus respiratory disease designated COVID-19 has resulted in economic downturns throughout the world, severe losses, particularly to some sectors of the economy and individual issuers, and reduced liquidity of many instruments. There also have been significant disruptions to business operations, including business closures; strained healthcare systems; disruptions to supply chains and employee availability; large fluctuations in consumer demand; and widespread uncertainty regarding the duration and long-term effects of the pandemic. Economic downturns may be prolonged, and political and social instability, continued volatility and decreased liquidity in the securities markets may result. Developing or emerging market countries may be more impacted by the pandemic.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. These and other government intervention into the economy and financial markets may not work as intended. In addition, government actions to mitigate the economic impact of the pandemic have resulted in large expansion of government deficits and debt, the long-term consequences of which are not known. Rates of inflation have recently risen, which could adversely affect economies and markets. The pandemic could continue to adversely affect the value and liquidity of the Portfolio’s investments.

Europe: A number of countries in Europe have experienced severe economic and financial difficulties; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen or

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Madison Diversified Income VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

5. RISK FACTORS (continued)

spread within or outside Europe. Responses to the financial problems by European governments, central banks and others may not work, may result in conflicts and social unrest and may limit future growth and economic recovery or have other unintended consequences. In January, 2020, through “Brexit,” the United Kingdom withdrew from the European Union. The ramifications of Brexit are unknown, and the implications of possible political, regulatory, economic, and market outcomes could be significant. The United Kingdom has one of the largest economies in Europe and is a major trading partner with European Union countries and the United States. Brexit may create additional and substantial economic stresses for the United Kingdom, including a contraction of the United Kingdom’s economy, decreased trade, capital outflows, devaluation of the British pound, and a decrease in business and consumer spending and investment. The negative impact on not only the United Kingdom and European Union economies but also the broader global economy could be significant. A number of countries in Europe have suffered terror attacks, and additional attacks may occur in the future. Europe has also been struggling with mass migration from the Middle East, Eastern Europe and Africa. The ultimate effects of these events and other socio-political or geopolitical issues could profoundly affect global economies and markets. Whether or not the Portfolio invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of the Portfolio’s investments.

Additional Market Disruption: Russia’s invasion of Ukraine in February, 2022, the resulting responses by the United States and other countries, and the potential for wider conflict, have increased and may continue to increase volatility and uncertainty in financial markets worldwide. The United States and other countries have imposed broad-ranging economic sanctions on Russia and Russian entities and individuals, and may impose additional sanctions, including on other countries that provide military or economic support to Russia. These sanctions, among other things, restrict companies from doing business with Russia and Russian issuers, and may adversely affect companies with economic or financial exposure to Russia and Russian issuers. The extent and duration of Russia’s military actions and the repercussions of such actions are not known. The invasion may widen beyond Ukraine and may escalate, including through retaliatory actions and cyberattacks by Russia and even other countries. These events may result in further and significant market disruptions and may adversely affect regional and global economies including those of Europe and the United States. Certain industries and markets, such as those involving oil, natural gas and other commodities, as well as global supply chains, may be particularly adversely affected. Whether or not the Portfolio invests in securities of issuers located in Russia, Ukraine and adjacent countries or with significant exposure to issuers in these countries, these events could negatively affect the value and liquidity of the Portfolio’s investments.

Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The value of equity securities fluctuates based on real or perceived changes in a company’s financial condition, factors affecting a particular industry or industries, and overall market, economic and political conditions. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.

Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Portfolio falls, the value of your investment will go down. The Portfolio may lose its entire investment in the fixed-income securities of an issuer.

6. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Madison Diversified Income VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee, CCO and deferred compensation fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints	Rate
First $500 million	0.73%
Over $500 million up to $1 billion	0.70
Over $1 billion	0.68

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net assets. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Service Class	1.09%	May 1, 2023

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2022 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2022, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets up to an annual fee of 0.25% of Service Class shares.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Madison Diversified Income VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Technology Holdings, Inc (“SS&C”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C related to applicable sub-transfer agency services. For the period ended June 30, 2022, (i) the expenses paid to SS&C by the Portfolio are referred to as Transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C by the Portfolio are referred to as Transfer agent costs within the Statement of Assets and Liabilities.

Deferred compensation plan: Effective September 23, 2021, the Board has approved the termination of the deferred compensation plan. Payments will be made to applicable current and former Board members consistent with Section 409A of the Code. Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2022, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2022.

7. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2022, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 15,819,311	$ 19,067,046	$ 29,816,846	$ 8,577,939

8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2022, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 151,623,587	$ 7,004,025	$ (10,442,462)	$ (3,438,437)

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Madison Diversified Income VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 15-16, 2022, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Madison Diversified Income VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Madison Asset Management, LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2023.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2021. Based on these considerations, the

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Madison Diversified Income VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was below its composite benchmark for the past 1-, 3-, 5- and 10-year periods.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was in line with the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Madison Diversified Income VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio and that TAM believes the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser participates in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and the contract holders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Managed Risk – Balanced ETF VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2022, and held for the entire six-month period until June 30, 2022.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period (B)	Ending Account Value June 30, 2022	Expenses Paid During Period (B)	Net Annualized Expense Ratio (C)
Initial Class	$1,000.00	$859.60	$1.48	$1,023.20	$1.61	0.32%
Service Class	1,000.00	859.00	2.63	1,022.00	2.86	0.57

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Net annualized expense ratios, as disclosed in the table, do not include the expenses of the underlying investments in which the Portfolio invests. The net annualized expense ratios, as stated in the fee table of the Portfolio’s Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2022

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Funds	71.2%
U.S. Equity Funds	19.0
International Equity Funds	9.2
Other Investment Company	1.0
Repurchase Agreement	0.7
Net Other Assets (Liabilities)	(1.1)
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Managed Risk – Balanced ETF VP

SCHEDULE OF INVESTMENTS

At June 30, 2022

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.4%
International Equity Funds - 9.2%
Vanguard FTSE Developed Markets ETF (A)	7,848,882	$320,234,385
Vanguard FTSE Emerging Markets ETF (A)	2,078,126	86,553,948

		406,788,333

U.S. Equity Funds - 19.0%
iShares Core S&P Total U.S. Stock Market ETF	2,503,812	209,769,369
Schwab U.S. Broad Market ETF (A)	2,072,767	91,595,574
Vanguard Total Stock Market ETF (A)	2,849,662	537,503,247

		838,868,190

U.S. Fixed Income Funds - 71.2%
iShares Core U.S. Aggregate Bond ETF	9,074,717	922,717,225
iShares Short Treasury Bond ETF	13,402,112	1,475,572,531
Vanguard Total Bond Market ETF	9,956,175	749,301,730

		3,147,591,486

Total Exchange-Traded Funds (Cost $4,645,214,388)		4,393,248,009

OTHER INVESTMENT COMPANY - 1.0%
Securities Lending Collateral - 1.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.54% (B)	43,813,481	43,813,481

Total Other Investment Company (Cost $43,813,481)		43,813,481

	Principal	Value
REPURCHASE AGREEMENT - 0.7%
Fixed Income Clearing Corp., 0.35% (B), dated 06/30/2022, to be repurchased at $28,724,622 on 07/01/2022. Collateralized by a U.S. Government Obligation, 3.00%, due 06/30/2024, and with a value of $29,298,912.	$28,724,343	$ 28,724,343

Total Repurchase Agreement (Cost $28,724,343)		28,724,343

Total Investments (Cost $4,717,752,212)		4,465,785,833
Net Other Assets (Liabilities) - (1.1)%		(47,411,224)

Net Assets - 100.0%		$4,418,374,609

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$4,393,248,009	$—	$—	$4,393,248,009
Other Investment Company	43,813,481	—	—	43,813,481
Repurchase Agreement	—	28,724,343	—	28,724,343

Total Investments	$4,437,061,490	$28,724,343	$—	$4,465,785,833

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $130,214,579, collateralized by cash collateral of $43,813,481 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $89,191,988. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at June 30, 2022.
(C)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2022. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Managed Risk – Balanced ETF VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

Activity of affiliated investments no longer held as the Transamerica ETF Trust was liquidated April 12, 2022.

Affiliated Investments	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value June 30, 2022	Shares as of June 30, 2022	Dividend Income	Net Capital Gain Distributions
DeltaShares® S&P 400 Managed Risk ETF	$55,832,366	$—	$(52,074,455)	$6,728,992	$(10,486,903)	$—	—	$103,811	$—
DeltaShares® S&P 500 Managed Risk ETF	234,090,126	—	(216,439,100)	70,009,294	(87,660,320)	—	—	514,189	—
DeltaShares® S&P 600 Managed Risk ETF	23,926,918	—	(22,527,749)	2,125,072	(3,524,241)	—	—	70,894	—
DeltaShares® S&P EM 100 & Managed Risk ETF	24,774,838	—	(22,250,427)	(1,559,370)	(965,041)	—	—	72,411	—
DeltaShares® S&P International Managed Risk ETF	101,119,566	—	(91,006,527)	(4,688,261)	(5,424,778)	—	—	453,660	—

Total	$439,743,814	$—	$(404,298,258)	$72,615,727	$(108,061,283)	$—	—	$1,214,965	$—

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Managed Risk – Balanced ETF VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2022

(unaudited)

Assets:
Unaffiliated investments, at value (cost $4,689,027,869) (including securities loaned of $130,214,579)	$4,437,061,490
Repurchase agreement, at value (cost $28,724,343)	28,724,343
Receivables and other assets:
Net income from securities lending	10,494
Shares of beneficial interest sold	2,045
Interest	279
Prepaid expenses	19,327

Total assets	4,465,817,978

Liabilities:
Cash collateral received upon return of:
Securities on loan	43,813,481
Payables and other liabilities:
Shares of beneficial interest redeemed	1,187,319
Investment management fees	1,109,575
Distribution and service fees	920,038
Transfer agent costs	11,303
Trustees, CCO and deferred compensation fees	68,910
Audit and tax fees	33,132
Custody fees	13,825
Legal fees	40,314
Printing and shareholder reports fees	170,728
Other accrued expenses	74,744

Total liabilities	47,443,369

Net assets	$4,418,374,609

Net assets consist of:
Capital stock ($0.01 par value)	$3,859,676
Additional paid-in capital	4,147,710,183
Total distributable earnings (accumulated losses)	266,804,750

Net assets	$4,418,374,609

Net assets by class:
Initial Class	$4,286,844
Service Class	4,414,087,765

Shares outstanding:
Initial Class	368,542
Service Class	385,599,090

Net asset value and offering price per share:
Initial Class	$11.63
Service Class	11.45

STATEMENT OF OPERATIONS

For the period ended June 30, 2022

(unaudited)

Investment Income:
Dividend income from affiliated investments	$1,214,965
Dividend income from unaffiliated investments	32,386,833
Interest income from unaffiliated investments	7,955
Net income from securities lending	167,494

Total investment income	33,777,247

Expenses:
Investment management fees	7,304,333
Distribution and service fees:
Service Class	6,057,440
Transfer agent costs	28,253
Trustees, CCO and deferred compensation fees	86,740
Audit and tax fees	39,708
Custody fees	28,459
Legal fees	149,373
Printing and shareholder reports fees	86,824
Other	107,539

Total expenses before waiver and/or reimbursement and recapture	13,888,669

Expenses waived and/or reimbursed:
Initial Class	(2)
Service Class	(2,478)

Net expenses	13,886,189

Net investment income (loss)	19,891,058

Net realized gain (loss) on:
Affiliated investments	72,615,727
Unaffiliated investments	258,576,763

Net realized gain (loss)	331,192,490

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	(108,061,283)
Unaffiliated investments	(998,909,782)

Net change in unrealized appreciation (depreciation)	(1,106,971,065)

Net realized and change in unrealized gain (loss)	(775,778,575)

Net increase (decrease) in net assets resulting from operations	$(755,887,517)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Managed Risk – Balanced ETF VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2022 (unaudited)	December 31, 2021
From operations:
Net investment income (loss)	$19,891,058	$67,987,042
Net realized gain (loss)	331,192,490	116,507,721
Net change in unrealized appreciation (depreciation)	(1,106,971,065)	322,176,170

Net increase (decrease) in net assets resulting from operations	(755,887,517)	506,670,933

Dividends and/or distributions to shareholders:
Initial Class	—	(229,055)
Service Class	—	(321,016,868)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(321,245,923)

Capital share transactions:
Proceeds from shares sold:
Initial Class	1,093,019	464,847
Service Class	1,554,028	13,890,161

	2,647,047	14,355,008

Dividends and/or distributions reinvested:
Initial Class	—	229,055
Service Class	—	321,016,868

	—	321,245,923

Cost of shares redeemed:
Initial Class	(206,791)	(411,271)
Service Class	(323,748,514)	(736,476,103)

	(323,955,305)	(736,887,374)

Net increase (decrease) in net assets resulting from capital share transactions	(321,308,258)	(401,286,443)

Net increase (decrease) in net assets	(1,077,195,775)	(215,861,433)

Net assets:
Beginning of period/year	5,495,570,384	5,711,431,817

End of period/year	$4,418,374,609	$5,495,570,384

Capital share transactions - shares:
Shares issued:
Initial Class	90,528	34,339
Service Class	125,387	1,046,818

	215,915	1,081,157

Shares reinvested:
Initial Class	—	17,183
Service Class	—	24,411,929

	—	24,429,112

Shares redeemed:
Initial Class	(16,555)	(30,441)
Service Class	(26,438,261)	(55,348,283)

	(26,454,816)	(55,378,724)

Net increase (decrease) in shares outstanding:
Initial Class	73,973	21,081
Service Class	(26,312,874)	(29,889,536)

	(26,238,901)	(29,868,455)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Managed Risk – Balanced ETF VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2022 (unaudited)		December 31, 2021		December 31, 2020		December 31, 2019		December 31, 2018		December 31, 2017
Net asset value, beginning of period/year	$13.53		$13.10		$13.00		$11.78		$12.55		$11.25

Investment operations:
Net investment income (loss) (A)	0.07		0.20		0.17		0.29		0.26		0.23
Net realized and unrealized gain (loss)	(1.97)		1.05		0.39		1.54		(0.79)		1.30

Total investment operations	(1.90)		1.25		0.56		1.83		(0.53)		1.53

Dividends and/or distributions to shareholders:
Net investment income	—		(0.19)		(0.30)		(0.28)		(0.24)		(0.23)
Net realized gains	—		(0.63)		(0.16)		(0.33)		—		—

Total dividends and/or distributions to shareholders	—		(0.82)		(0.46)		(0.61)		(0.24)		(0.23)

Net asset value, end of period/year	$11.63		$13.53		$13.10		$13.00		$11.78		$12.55

Total return	(14.04	)%(B)	9.65%		4.48%		15.92%		(4.33)%		13.72%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$4,287		$3,985		$3,583		$3,910		$2,424		$3,235
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.32	%(D)	0.32%		0.32%		0.32%		0.32%		0.32%
Including waiver and/or reimbursement and recapture	0.32	%(D)(E)	0.32	%(E)	0.32	%(E)	0.32	%(E)	0.32	%(E)	0.32%
Net investment income (loss) to average net assets	1.11	%(D)	1.47%		1.38%		2.31%		2.06%		1.94%
Portfolio turnover rate	39	%(B)	13%		91%		22%		30%		25%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Portfolio invests.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2022 (unaudited)		December 31, 2021		December 31, 2020		December 31, 2019		December 31, 2018		December 31, 2017
Net asset value, beginning of period/year	$13.33		$12.92		$12.83		$11.63		$12.39		$11.11

Investment operations:
Net investment income (loss) (A)	0.05		0.16		0.14		0.24		0.23		0.20
Net realized and unrealized gain (loss)	(1.93)		1.04		0.37		1.54		(0.78)		1.28

Total investment operations	(1.88)		1.20		0.51		1.78		(0.55)		1.48

Dividends and/or distributions to shareholders:
Net investment income	—		(0.16)		(0.26)		(0.25)		(0.21)		(0.20)
Net realized gains	—		(0.63)		(0.16)		(0.33)		—		—

Total dividends and/or distributions to shareholders	—		(0.79)		(0.42)		(0.58)		(0.21)		(0.20)

Net asset value, end of period/year	$11.45		$13.33		$12.92		$12.83		$11.63		$12.39

Total return	(14.10	)%(B)	9.35%		4.19%		15.65%		(4.55)%		13.44%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$4,414,088		$5,491,585		$5,707,849		$6,035,492		$5,729,890		$6,530,639
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.57	%(D)	0.57%		0.57%		0.57%		0.57%		0.57%
Including waiver and/or reimbursement and recapture	0.57	%(D)(E)	0.57	%(E)	0.57	%(E)	0.57	%(E)	0.57	%(E)	0.57%
Net investment income (loss) to average net assets	0.82	%(D)	1.21%		1.14%		1.97%		1.85%		1.67%
Portfolio turnover rate	39	%(B)	13%		91%		22%		30%		25%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Portfolio invests.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Managed Risk – Balanced ETF VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2022

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Managed Risk—Balanced ETF VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Managed Risk – Balanced ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

1. ORGANIZATION (continued)

services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2022, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Managed Risk – Balanced ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

3. INVESTMENT VALUATION (continued)

characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2022, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2022.

Repurchase agreements at June 30, 2022, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Managed Risk – Balanced ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2022, if any, are shown on a gross basis within the Schedule of Investments.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2022.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Exchange-Traded Funds	$43,813,481	$—	$—	$—	$43,813,481
Total Borrowings	$43,813,481	$—	$—	$—	$43,813,481

5. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities and other assets may go up or down, sometimes sharply and unpredictably, due to general market conditions, overall economic trends or events, inflation, changes in interest rates, government actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by wars, tariffs, trade disputes or other factors, political developments, investor sentiment, the global and domestic effects of a pandemic or other health emergency, and other factors that may or may not be related to the issuer of the security or other asset. The market prices of securities and other assets also may go down due to events or conditions that affect particular sectors, industries, issuers, or geographies. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets. If the value of the Portfolio’s securities and assets fall, the value of your investment will go down. The Portfolio may experience a substantial or complete loss on any individual security or asset.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, the imposition of economic sanctions, public health events (such as the spread of infectious disease), wars, terrorism, cybersecurity events, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. In the past decade, financial markets throughout the world have experienced increased volatility and decreased liquidity. These conditions may continue or worsen. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down. Securities markets may also be susceptible to market manipulation or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or adversely affect the value of securities traded in these markets, including the Portfolio’s securities.

The pandemic of the novel coronavirus respiratory disease designated COVID-19 has resulted in economic downturns throughout the world, severe losses, particularly to some sectors of the economy and individual issuers, and reduced liquidity of many instruments. There also have been significant disruptions to business operations, including business closures; strained healthcare systems; disruptions to supply chains and employee availability; large fluctuations in consumer demand; and widespread uncertainty regarding

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Managed Risk – Balanced ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

5. RISK FACTORS (continued)

the duration and long-term effects of the pandemic. Economic downturns may be prolonged, and political and social instability, continued volatility and decreased liquidity in the securities markets may result. Developing or emerging market countries may be more impacted by the pandemic.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. These and other government intervention into the economy and financial markets may not work as intended. In addition, government actions to mitigate the economic impact of the pandemic have resulted in large expansion of government deficits and debt, the long-term consequences of which are not known. Rates of inflation have recently risen, which could adversely affect economies and markets. The pandemic could continue to adversely affect the value and liquidity of the Portfolio’s investments.

Europe: A number of countries in Europe have experienced severe economic and financial difficulties; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen or spread within or outside Europe. Responses to the financial problems by European governments, central banks and others may not work, may result in conflicts and social unrest and may limit future growth and economic recovery or have other unintended consequences. In January, 2020, through “Brexit,” the United Kingdom withdrew from the European Union. The ramifications of Brexit are unknown, and the implications of possible political, regulatory, economic, and market outcomes could be significant. The United Kingdom has one of the largest economies in Europe and is a major trading partner with European Union countries and the United States. Brexit may create additional and substantial economic stresses for the United Kingdom, including a contraction of the United Kingdom’s economy, decreased trade, capital outflows, devaluation of the British pound, and a decrease in business and consumer spending and investment. The negative impact on not only the United Kingdom and European Union economies but also the broader global economy could be significant. A number of countries in Europe have suffered terror attacks, and additional attacks may occur in the future. Europe has also been struggling with mass migration from the Middle East, Eastern Europe and Africa. The ultimate effects of these events and other socio-political or geopolitical issues could profoundly affect global economies and markets. Whether or not the Portfolio invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of the Portfolio’s investments.

Additional Market Disruption: Russia’s invasion of Ukraine in February, 2022, the resulting responses by the United States and other countries, and the potential for wider conflict, have increased and may continue to increase volatility and uncertainty in financial markets worldwide. The United States and other countries have imposed broad-ranging economic sanctions on Russia and Russian entities and individuals, and may impose additional sanctions, including on other countries that provide military or economic support to Russia. These sanctions, among other things, restrict companies from doing business with Russia and Russian issuers, and may adversely affect companies with economic or financial exposure to Russia and Russian issuers. The extent and duration of Russia’s military actions and the repercussions of such actions are not known. The invasion may widen beyond Ukraine and may escalate, including through retaliatory actions and cyberattacks by Russia and even other countries. These events may result in further and significant market disruptions and may adversely affect regional and global economies including those of Europe and the United States. Certain industries and markets, such as those involving oil, natural gas and other commodities, as well as global supply chains, may be particularly adversely affected. Whether or not the Portfolio invests in securities of issuers located in Russia, Ukraine and adjacent countries or with significant exposure to issuers in these countries, these events could negatively affect the value and liquidity of the Portfolio’s investments.

Managed risk strategy risk: The Portfolio employs a managed risk strategy. The strategy attempts to stabilize the volatility of the Portfolio around a target volatility level and manage downside exposure during periods of significant market declines but may not work as intended. Because market conditions change, sometimes rapidly and unpredictably, the success of the strategy also will be subject to the sub-adviser’s ability to implement the strategy in a timely and efficient manner. The strategy may result in periods of underperformance and may fail to protect against market declines. The strategy may limit the Portfolio’s ability to participate in up markets, may cause the Portfolio to underperform its benchmark in up markets, may increase transaction costs at the Portfolio and/or underlying ETF level and may result in substantial losses if it does not work as intended. For example, if the Portfolio has reduced its equity exposure to avoid losses in certain market conditions, and the market rises sharply and quickly, there may be a delay in increasing the Portfolio’s equity exposure, causing the Portfolio to forgo gains from the market rebound. Managing the Portfolio pursuant to the strategy may result in the Portfolio not achieving its stated asset mix goal due to unforeseen or unanticipated market conditions. The strategy also serves to reduce the risk to the Transamerica insurance companies that provide guaranteed benefits under certain variable contracts from equity market volatility and to facilitate their provision of those guaranteed benefits. The strategy also may have the effect of limiting the amount of guaranteed benefits. The Portfolio’s performance may be lower than similar portfolios that are not subject to a managed risk strategy.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Managed Risk – Balanced ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

5. RISK FACTORS (continued)

Model and data risk: If quantitative models, algorithms or calculations (whether proprietary and developed by the sub-adviser or supplied by third parties) (“Models”) or information or data supplied by third parties (“Data”) prove to be incorrect or incomplete, any decisions made, in whole or part, in reliance thereon expose the Portfolio to additional risks. Models can be predictive in nature. The use of predictive Models has inherent risks. The success of relying on or otherwise using Models depends on a number of factors, including the validity, accuracy and completeness of the Model’s development, implementation and maintenance, the Model’s assumptions, factors, algorithms and methodologies, and the accuracy and reliability of the supplied historical or other Data. Models rely on, among other things, correct and complete Data inputs. If incorrect Data is entered into even a well-founded Model, the resulting information will be incorrect. However, even if Data is input correctly, Model prices may differ substantially from market prices, especially for securities with complex characteristics. Investments selected with the use of Models may perform differently than expected as a result of the design of the Model, inputs into the Model or other factors. There also can be no assurance that the use of Models will result in effective investment decisions for the Portfolio.

6. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee, CCO and deferred compensation fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints	Rate
First $50 million (A)	0.34%
Over $50 million up to $250 million	0.32
Over $250 million	0.30

(A)	TAM has agreed to voluntarily waive 0.01% of its management fee on the first $50 million in assets.

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net assets. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.37%	May 1, 2023
Service Class	0.62	May 1, 2023

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Managed Risk – Balanced ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2022 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2022, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2023. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Technology Holdings, Inc (“SS&C”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C related to applicable sub-transfer agency services. For the period ended June 30, 2022, (i) the expenses paid to SS&C by the Portfolio are referred to as Transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C by the Portfolio are referred to as Transfer agent costs within the Statement of Assets and Liabilities.

Deferred compensation plan: Effective September 23, 2021, the Board has approved the termination of the deferred compensation plan. Payments will be made to applicable current and former Board members consistent with Section 409A of the Code. Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2022, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2022.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Managed Risk – Balanced ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

7. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2022, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities	Sales of Securities
$1,886,940,867	$2,157,939,958

8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2022, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$4,717,752,212	$11,931,252	$(263,897,631)	$(251,966,379)

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Managed Risk – Balanced ETF VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 15-16, 2022, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Managed Risk – Balanced ETF VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Milliman Financial Risk Management LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2023.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Managed Risk – Balanced ETF VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2021. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was below the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was above its composite benchmark for the past 1-year period and below its composite benchmark for the past 3-, 5- and 10-year periods. The Trustees discussed the reasons for the underperformance with TAM and TAM agreed to continue to closely monitor and report to the Board on the performance of the Portfolio. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on July 1, 2015 pursuant to its current investment strategies. The Trustees noted that, effective on or about November 1, 2022, Goldman Sachs Asset Management, L.P. will replace Milliman Financial Risk Management LLC as sub-adviser to the Portfolio and will begin managing the Portfolio pursuant to different investment strategies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were below the medians for its peer group and peer universe. The Trustees and TAM agreed upon additional breakpoints in the Portfolio’s management fee schedule, effective on or about November 1, 2022. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Managed Risk – Balanced ETF VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2022

TRANSAMERICA MANAGED RISK – BALANCED ETF VP,

TRANSAMERICA MANAGED RISK – CONSERVATIVE ETF VP, AND

TRANSAMERICA MANAGED RISK – GROWTH ETF VP

APPROVAL OF SUB-ADVISORY AGREEMENTS

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board” or “Board Members”) held on June 15-16, 2022, the Board considered the termination of Milliman Financial Risk Management LLC (“Milliman”) as sub-adviser to Transamerica Managed Risk – Balanced ETF VP, Transamerica Managed Risk – Conservative ETF VP, and Transamerica Managed Risk – Growth ETF VP (each a “Portfolio,” and collectively the “Portfolios”) and the approval of the proposed sub-advisory agreements (each a “GSAM Sub-Advisory Agreement,” and collectively the “GSAM Sub-Advisory Agreements”) between TAM and Goldman Sachs Asset Management, L.P. (“GSAM”) with respect to the Portfolios, as well as the approval of a revised management fee schedule for each Portfolio.

Following its review and consideration, the Board determined that the terms of the GSAM Sub-Advisory Agreements were reasonable and that the termination of Milliman as sub-adviser to the Portfolios and the approval of the GSAM Sub-Advisory Agreements were in the best interests of the Portfolios and their investors. The Board, including the Independent Board Members, authorized TAM to terminate the sub-advisory agreements with Milliman and unanimously approved the GSAM Sub-Advisory Agreements for an initial two-year period. The Board, including the Independent Board Members, also unanimously approved the revised management fee schedule for each Portfolio.

Prior to reaching their decision, the Board Members requested and received from TAM and GSAM certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the proposed GSAM Sub-Advisory Agreements, including information they had previously received from TAM as part of their regular oversight of the Portfolios and from GSAM as part of their regular oversight of other funds sub-advised by GSAM, and knowledge they gained over time through meeting with TAM and GSAM. Among other materials, the Board Members considered fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Board Members met privately without representatives of TAM or GSAM present and were represented throughout the process by their independent legal counsel. In considering whether to approve the GSAM Sub-Advisory Agreements, the Board Members evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. The Board Members based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Board Member may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services to be Provided

In evaluating the nature, extent and quality of the services to be provided by GSAM under the GSAM Sub-Advisory Agreements, the Board Members considered, among other things, information provided by TAM and GSAM regarding the operations, facilities, organization and personnel of GSAM, the ability of GSAM to perform its duties under the GSAM Sub-Advisory Agreements and the proposed changes to the Portfolios’ principal investment strategies. The Board Members further considered that: (i) GSAM is an experienced asset management firm; (ii) TAM is recommending that GSAM be appointed as sub-adviser to the Portfolios; and (iii) TAM believes that GSAM has the capabilities, resources and personnel necessary to provide sub-advisory services to the Portfolios based on TAM’s assessment of GSAM’s organization, investment personnel and experience sub-advising other funds in the Transamerica fund complex. The Board Members also considered GSAM’s proposed responsibilities and experience with the Portfolios’ proposed principal investment strategies.

The Board Members noted that TAM had advised the Board that neither the approval of the GSAM Sub-Advisory Agreements nor the approval of the revised management fee schedules was expected to result in any diminution in the nature, extent and quality of the services provided to the Portfolios and their investors, including compliance services. Based on these and other considerations, the Board Members determined that GSAM can provide sub-advisory services that are appropriate in scope and extent in light of the proposed investment program for the Portfolios and that GSAM’s appointment is not expected to diminish the nature, extent and quality of services provided to the Portfolios.

Investment Performance

The Board Members considered GSAM’s investment management experience, capabilities and resources. The Board Members reviewed the historical performance of the Portfolios for the past 1-, 3- and 5-periods ended February 28, 2022, as compared to: (i) simulated, back-tested performance results of each Portfolio’s proposed strategy; (ii) each Portfolio’s composite benchmark; and (iii) each Portfolio’s respective Morningstar peer group median.

Transamerica Series Trust	Semi-Annual Report 2022

TRANSAMERICA MANAGED RISK – BALANCED ETF VP,

TRANSAMERICA MANAGED RISK – CONSERVATIVE ETF VP, AND

TRANSAMERICA MANAGED RISK – GROWTH ETF VP

APPROVAL OF SUB-ADVISORY AGREEMENTS (continued)

(unaudited)

Transamerica Managed Risk – Balanced ETF VP. The Board Members noted that the back-tested annualized return of the Portfolio’s proposed strategy (the “Balanced Back-Tested Return”) performed above the Portfolio and the Portfolio’s Morningstar peer group median over the past 1-, 3- and 5-year periods. The Board also noted that the Balanced Back-Tested Return performed above the Portfolio’s composite benchmark over the past 1-year period and below the Portfolio’s composite benchmark over the past 3- and 5-year periods.

Transamerica Managed Risk – Conservative ETF VP. The Board Members noted that the back-tested annualized return of the Portfolio’s proposed strategy (the “Conservative Back-Tested Return”) performed above the Portfolio but below the Portfolio’s Morningstar peer group median, in each case over the past 1-, 3- and 5-year periods. The Board Members also noted that the Conservative Back-Tested Return performed above Portfolio’s composite benchmark over the past 1-year period and below the Portfolio’s composite benchmark over the past 3- and 5-year periods.

Transamerica Managed Risk – Growth ETF VP. The Board Members noted that the back-tested annualized return of the Portfolio’s proposed strategy (the “Growth Back-Tested Return”) performed above the Portfolio and the Portfolio’s Morningstar peer group median over the past 1-, 3- and 5-year periods. The Board Members also noted that the Growth Back-Tested Return performed above the Portfolio’s composite benchmark over the past 1-year period and below the Portfolio’s composite benchmark over the past 3- and 5-year periods.

On the basis of this information and the Board Members’ assessment of the nature, extent and quality of the sub-advisory services to be provided by GSAM, the Board concluded that GSAM is capable of generating a level of investment performance that is appropriate in scope and extent in light of each Portfolio’s proposed new principal investment strategies, the competitive landscape of the investment company business and investor needs.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board Members considered the revised management and new sub-advisory fee schedules (“Fee Changes”) for each Portfolio. With respect to each Portfolio, the Board Members noted that the Fee Changes would add additional breakpoints to the management fee and sub-advisory fee schedules, resulting in additional savings as the Portfolio’s assets grow in size. The Board Members reviewed the management fee and total expense ratio of each class of each Portfolio, based on assets as of February 28, 2022 and assuming implementation of the Fee Changes, as compared to the applicable Lipper and Morningstar peer group medians. The Board Members considered that the management fee of Transamerica Managed Risk – Growth ETF VP would below its Morningstar peer group median and above its Lipper peer group median, while the management fees of Transamerica Managed Risk – Balanced ETF VP and Transamerica Managed Risk – Conservative ETF VP would be above their applicable Morningstar and Lipper peer group medians. The Board also considered that the total expense ratio of each class of each Portfolio would be below the applicable Morningstar and Lipper peer group medians.

With respect to each Portfolio, the Board Members considered that the revised asset weighted management fee would be equal to the current management fee at the Portfolio’s current asset level. The Board Members considered that TAM had negotiated with GSAM to have the Portfolios’ assets aggregated with the assets of Transamerica Asset Allocation – Conservative Portfolio, Transamerica Asset Allocation – Growth Portfolio, Transamerica Asset Allocation – Moderate Growth Portfolio, Transamerica Asset Allocation – Moderate Portfolio and Transamerica Goldman Sachs 70/30 Allocation VP, for purposes of computing breakpoints in the new sub-advisory fee schedules. The Board Members noted that if the Fee Changes are implemented, the total expense ratio of each class of each Portfolio is expected to remain the same. The Board Members noted that as each Portfolio grows in size, the revised management fee schedule of the Portfolio has the potential to result in additional savings for investors of that Portfolio.

The Board Members considered the portion of each Portfolio’s management fee to be retained by TAM following payment of the sub-advisory fee by TAM to GSAM and noted that TAM considered the amount to be reasonable compensation for its services. The Board Members also considered that TAM has entered into an expense limitation arrangement with each Portfolio, which may result in TAM waiving fees for the benefit of investors. On the basis of these and other considerations, together with the other information it considered, the Board Members determined that the revised management fee schedule and new sub-advisory fee schedule for each Portfolio were reasonable in light of the services to be provided.

Cost of Services to be Provided and Level of Profitability.

With respect to GSAM, the Board noted that the proposed sub-advisory fees are the product of arm’s-length negotiation between TAM and GSAM, which is not affiliated with TAM, and would be paid by TAM and not the Portfolios. As a result, the Board did not consider

Transamerica Series Trust	Semi-Annual Report 2022

TRANSAMERICA MANAGED RISK – BALANCED ETF VP,

TRANSAMERICA MANAGED RISK – CONSERVATIVE ETF VP, AND

TRANSAMERICA MANAGED RISK – GROWTH ETF VP

APPROVAL OF SUB-ADVISORY AGREEMENTS (continued)

(unaudited)

GSAM’s anticipated profitability to be material to its decision to approve the GSAM Sub-Advisory Agreements. The Board also reviewed pro forma estimated TAM profitability information provided by TAM, noting that, based on assets as of February 28, 2022, there was expected to be an increase in the net management fee retained by TAM for each Portfolio. The Board considered TAM’s view that each Portfolio’s revised net management fee would allow TAM to be reasonably compensated for its services.

Economies of Scale

In evaluating the extent to which each Portfolio’s revised management fee schedule and new sub-advisory fee schedule reflected economies of scale or would permit economies of scale to be realized in the future, the Board Members considered the existence of breakpoints in both the management and sub-advisory fee schedules. The Board Members noted that the breakpoints in the revised management fee schedule of each Portfolio would benefit investors as the Portfolio grows in size. The Board Members concluded that they would have the opportunity to periodically reexamine the appropriateness of the management fees payable by each Portfolio to TAM, and the sub-advisory fees payable by TAM to GSAM, in light of any economies of scale experienced in the future.

Fall-Out Benefits

The Board considered other benefits expected to be derived by GSAM from its relationships with the Portfolios. The Board noted that TAM would not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationships with GSAM or the Portfolios, and that GSAM had indicated it also would not engage in soft dollar arrangements and receive such benefits as a result of its relationships with TAM and the Portfolios.

Conclusion

After consideration of the factors described above, as well as other factors, the Board Members, including the Independent Board Members, concluded that the approval of the revised management fee schedule and the GSAM Sub-Advisory Agreement for each Portfolio was in the best interests of the Portfolio and its investors and voted to approve the revised management fee schedule and the GSAM Sub-Advisory Agreement for each Portfolio.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Managed Risk – Conservative ETF VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2022, and held for the entire six-month period until June 30, 2022.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period (B)	Ending Account Value June 30, 2022	Expenses Paid During Period (B)	Net Annualized Expense Ratio (C)
Initial Class	$1,000.00	$880.50	$1.59	$1,023.10	$1.71	0.34%
Service Class	1,000.00	879.30	2.75	1,021.90	2.96	0.59

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Net annualized expense ratios, as disclosed in the table, do not include the expenses of the underlying investments in which the Portfolio invests. The net annualized expense ratios, as stated in the fee table of the Portfolio’s Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2022

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Funds	84.7%
U.S. Equity Funds	10.6
International Equity Funds	4.2
Repurchase Agreement	0.6
Other Investment Company	0.0 *
Net Other Assets (Liabilities)	(0.1)
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

*	Percentage rounds to less than 0.1% or (0.1)%.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Managed Risk – Conservative ETF VP

SCHEDULE OF INVESTMENTS

At June 30, 2022

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.5%
International Equity Funds - 4.2%
Vanguard FTSE Developed Markets ETF	432,686	$17,653,589
Vanguard FTSE Emerging Markets ETF	108,444	4,516,693

		22,170,282

U.S. Equity Funds - 10.6%
iShares Core S&P Total U.S. Stock Market ETF	174,199	14,594,392
Schwab U.S. Broad Market ETF	178,118	7,871,035
Vanguard Total Stock Market ETF	173,613	32,746,884

		55,212,311

U.S. Fixed Income Funds - 84.7%
iShares Core U.S. Aggregate Bond ETF	957,740	97,383,003
iShares Short Treasury Bond ETF	1,312,644	144,522,104
Schwab U.S. Aggregate Bond ETF (A)	2,420,294	115,859,474
Vanguard Total Bond Market ETF	1,147,568	86,365,968

		444,130,549

Total Exchange-Traded Funds (Cost $552,217,430)		521,513,142

	Shares	Value
OTHER INVESTMENT COMPANY - 0.0% (B)
Securities Lending Collateral - 0.0% (B)
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.54% (C)	112,700	$ 112,700

Total Other Investment Company (Cost $112,700)		112,700

	Principal	Value
REPURCHASE AGREEMENT - 0.6%
Fixed Income Clearing Corp., 0.35% (C), dated 06/30/2022, to be repurchased at $3,389,584 on 07/01/2022. Collateralized by a U.S. Government Obligation, 3.00%, due 06/30/2024, and with a value of $3,457,413.	$3,389,551	3,389,551

Total Repurchase Agreement (Cost $3,389,551)		3,389,551

Total Investments (Cost $555,719,681)		525,015,393
Net Other Assets (Liabilities) - (0.1)%		(620,983)

Net Assets - 100.0%		$524,394,410

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$521,513,142	$—	$—	$521,513,142
Other Investment Company	112,700	—	—	112,700
Repurchase Agreement	—	3,389,551	—	3,389,551

Total Investments	$521,625,842	$3,389,551	$—	$525,015,393

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of the security on loan is $110,101, collateralized by cash collateral of $112,700. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	Rates disclosed reflect the yields at June 30, 2022.
(D)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2022. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Managed Risk – Conservative ETF VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

Activity of affiliated investments no longer held as the Transamerica ETF Trust was liquidated April 12, 2022.

Affiliated Investments	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value June 30, 2022	Shares as of June 30, 2022	Dividend Income	Net Capital Gain Distributions
DeltaShares® S&P 400 Managed Risk ETF	$5,154,216	$—	$(4,826,852)	$640,450	$(967,814)	$—	—	$8,754	$—
DeltaShares® S&P 500 Managed Risk ETF	22,989,847	—	(21,397,984)	7,027,073	(8,618,936)	—	—	44,326	—
DeltaShares® S&P 600 Managed Risk ETF	1,685,217	—	(1,590,031)	174,341	(269,527)	—	—	5,845	—
DeltaShares® S&P EM 100 & Managed Risk ETF	1,913,714	—	(1,721,880)	(117,290)	(74,544)	—	—	5,340	—
DeltaShares® S&P International Managed Risk ETF	8,821,572	—	(8,048,317)	(257,155)	(516,100)	—	—	30,966	—

Total	$40,564,566	$—	$(37,585,064)	$7,467,419	$(10,446,921)	$—	—	$95,231	$—

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Managed Risk – Conservative ETF VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2022

(unaudited)

Assets:
Unaffiliated investments, at value (cost $552,330,130) (including securities loaned of $110,101)	$521,625,842
Repurchase agreement, at value (cost $3,389,551)	3,389,551
Receivables and other assets:
Net income from securities lending	747
Shares of beneficial interest sold	3,907
Interest	33
Prepaid expenses	2,236

Total assets	525,022,316

Liabilities:
Cash collateral received upon return of:
Securities on loan	112,700
Payables and other liabilities:
Shares of beneficial interest redeemed	192,066
Investment management fees	135,086
Distribution and service fees	108,801
Transfer agent costs	1,352
Trustees, CCO and deferred compensation fees	8,193
Audit and tax fees	12,615
Custody fees	2,024
Legal fees	5,116
Printing and shareholder reports fees	37,665
Other accrued expenses	12,288

Total liabilities	627,906

Net assets	$524,394,410

Net assets consist of:
Capital stock ($0.01 par value)	$467,430
Additional paid-in capital	523,300,921
Total distributable earnings (accumulated losses)	626,059

Net assets	$524,394,410

Net assets by class:
Initial Class	$18,292
Service Class	524,376,118

Shares outstanding:
Initial Class	1,612
Service Class	46,741,357

Net asset value and offering price per share:
Initial Class	$11.35
Service Class	11.22

STATEMENT OF OPERATIONS

For the period ended June 30, 2022

(unaudited)

Investment Income:
Dividend income from affiliated investments	$95,231
Dividend income from unaffiliated investments	4,746,936
Interest income from unaffiliated investments	766
Net income from securities lending	10,857

Total investment income	4,853,790

Expenses:
Investment management fees	887,346
Distribution and service fees:
Service Class	714,637
Transfer agent costs	3,338
Trustees, CCO and deferred compensation fees	10,196
Audit and tax fees	13,327
Custody fees	4,164
Legal fees	17,854
Printing and shareholder reports fees	15,408
Other	19,140

Total expenses before waiver and/or reimbursement and recapture	1,685,410

Expenses waived and/or reimbursed:
Service Class	(2,480)

Net expenses	1,682,930

Net investment income (loss)	3,170,860

Net realized gain (loss) on:
Affiliated investments	7,467,419
Unaffiliated investments	5,921,942

Net realized gain (loss)	13,389,361

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	(10,446,921)
Unaffiliated investments	(81,483,865)

Net change in unrealized appreciation (depreciation)	(91,930,786)

Net realized and change in unrealized gain (loss)	(78,541,425)

Net increase (decrease) in net assets resulting from operations	$(75,370,565)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Managed Risk – Conservative ETF VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2022 (unaudited)	December 31, 2021
From operations:
Net investment income (loss)	$3,170,860	$8,624,187
Net realized gain (loss)	13,389,361	8,780,350
Net change in unrealized appreciation (depreciation)	(91,930,786)	452,585

Net increase (decrease) in net assets resulting from operations	(75,370,565)	17,857,122

Dividends and/or distributions to shareholders:
Initial Class	—	(625)
Service Class	—	(19,701,032)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(19,701,657)

Capital share transactions:
Proceeds from shares sold:
Initial Class	590	1,243
Service Class	2,714,026	13,135,101

	2,714,616	13,136,344

Dividends and/or distributions reinvested:
Initial Class	—	625
Service Class	—	19,701,032

	—	19,701,657

Cost of shares redeemed:
Initial Class	(115)	(251)
Service Class	(46,455,985)	(91,510,240)

	(46,456,100)	(91,510,491)

Net increase (decrease) in net assets resulting from capital share transactions	(43,741,484)	(58,672,490)

Net increase (decrease) in net assets	(119,112,049)	(60,517,025)

Net assets:
Beginning of period/year	643,506,459	704,023,484

End of period/year	$524,394,410	$643,506,459

Capital share transactions - shares:
Shares issued:
Initial Class	50	95
Service Class	224,723	1,024,479

	224,773	1,024,574

Shares reinvested:
Initial Class	—	49
Service Class	—	1,545,179

	—	1,545,228

Shares redeemed:
Initial Class	(10)	(19)
Service Class	(3,916,554)	(7,158,327)

	(3,916,564)	(7,158,346)

Net increase (decrease) in shares outstanding:
Initial Class	40	125
Service Class	(3,691,831)	(4,588,669)

	(3,691,791)	(4,588,544)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Managed Risk – Conservative ETF VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2022 (unaudited)		December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017
Net asset value, beginning of period/year	$12.89		$12.92	$12.63	$12.10	$12.86	$11.80

Investment operations:
Net investment income (loss) (A)	0.08		0.20	0.22	0.29	0.27	0.25
Net realized and unrealized gain (loss)	(1.62)		0.19	0.43	1.18	(0.68)	1.07

Total investment operations	(1.54)		0.39	0.65	1.47	(0.41)	1.32

Dividends and/or distributions to shareholders:
Net investment income	—		(0.24)	(0.32)	(0.30)	(0.26)	(0.26)
Net realized gains	—		(0.18)	(0.04)	(0.64)	(0.09)	—

Total dividends and/or distributions to shareholders	—		(0.42)	(0.36)	(0.94)	(0.35)	(0.26)

Net asset value, end of period/year	$11.35		$12.89	$12.92	$12.63	$12.10	$12.86

Total return	(11.95	)%(B)	3.00%	5.23%	12.38%	(3.31)%	11.30%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$18		$20	$18	$17	$14	$14
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.34	%(D)	0.33%	0.33%	0.33%	0.33%	0.33%
Including waiver and/or reimbursement and recapture	0.34	%(D)	0.33%	0.33%	0.33%	0.33%	0.33%
Net investment income (loss) to average net assets	1.36	%(D)	1.55%	1.75%	2.33%	2.15%	1.97%
Portfolio turnover rate	41	%(B)	1%	80%	2%	48%	28%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Portfolio invests.
(D)	Annualized.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2022 (unaudited)		December 31, 2021		December 31, 2020		December 31, 2019		December 31, 2018		December 31, 2017
Net asset value, beginning of period/year	$12.76		$12.80		$12.51		$11.98		$12.74		$11.69

Investment operations:
Net investment income (loss) (A)	0.07		0.16		0.19		0.26		0.24		0.21
Net realized and unrealized gain (loss)	(1.61)		0.18		0.42		1.18		(0.68)		1.07

Total investment operations	(1.54)		0.34		0.61		1.44		(0.44)		1.28

Dividends and/or distributions to shareholders:
Net investment income	—		(0.20)		(0.28)		(0.27)		(0.23)		(0.23)
Net realized gains	—		(0.18)		(0.04)		(0.64)		(0.09)		—

Total dividends and/or distributions to shareholders	—		(0.38)		(0.32)		(0.91)		(0.32)		(0.23)

Net asset value, end of period/year	$11.22		$12.76		$12.80		$12.51		$11.98		$12.74

Total return	(12.07	)%(B)	2.76%		4.91%		12.19%		(3.60)%		11.03%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$524,376		$643,486		$704,005		$748,077		$755,778		$866,415
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.59	%(D)	0.58%		0.58%		0.58%		0.58%		0.58%
Including waiver and/or reimbursement and recapture	0.59	%(D) (E)	0.58	%(E)	0.58	%(E)	0.58	%(E)	0.58	%(E)	0.58%
Net investment income (loss) to average net assets	1.11	%(D)	1.28%		1.49%		2.06%		1.88%		1.70%
Portfolio turnover rate	41	%(B)	1%		80%		2%		48%		28%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Portfolio invests.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Managed Risk – Conservative ETF VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2022

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Managed Risk—Conservative ETF VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Managed Risk – Conservative ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

1. ORGANIZATION (continued)

services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2022, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Managed Risk – Conservative ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

3. INVESTMENT VALUATION (continued)

characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2022, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2022.

Repurchase agreements at June 30, 2022, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Managed Risk – Conservative ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2022, if any, are shown on a gross basis within the Schedule of Investments.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2022.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Exchange-Traded Funds	$112,700	$—	$—	$—	$112,700
Total Borrowings	$112,700	$—	$—	$—	$112,700

5. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities and other assets may go up or down, sometimes sharply and unpredictably, due to general market conditions, overall economic trends or events, inflation, changes in interest rates, government actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by wars, tariffs, trade disputes or other factors, political developments, investor sentiment, the global and domestic effects of a pandemic or other health emergency, and other factors that may or may not be related to the issuer of the security or other asset. The market prices of securities and other assets also may go down due to events or conditions that affect particular sectors, industries, issuers, or geographies. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets. If the value of the Portfolio’s securities and assets fall, the value of your investment will go down. The Portfolio may experience a substantial or complete loss on any individual security or asset.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, the imposition of economic sanctions, public health events (such as the spread of infectious disease), wars, terrorism, cybersecurity events, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. In the past decade, financial markets throughout the world have experienced increased volatility and decreased liquidity. These conditions may continue or worsen. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down. Securities markets may also be susceptible to market manipulation or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or adversely affect the value of securities traded in these markets, including the Portfolio’s securities.

The pandemic of the novel coronavirus respiratory disease designated COVID-19 has resulted in economic downturns throughout the world, severe losses, particularly to some sectors of the economy and individual issuers, and reduced liquidity of many instruments. There also have been significant disruptions to business operations, including business closures; strained healthcare systems; disruptions to supply chains and employee availability; large fluctuations in consumer demand; and widespread uncertainty regarding

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Managed Risk – Conservative ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

5. RISK FACTORS (continued)

the duration and long-term effects of the pandemic. Economic downturns may be prolonged, and political and social instability, continued volatility and decreased liquidity in the securities markets may result. Developing or emerging market countries may be more impacted by the pandemic.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. These and other government intervention into the economy and financial markets may not work as intended. In addition, government actions to mitigate the economic impact of the pandemic have resulted in large expansion of government deficits and debt, the long-term consequences of which are not known. Rates of inflation have recently risen, which could adversely affect economies and markets. The pandemic could continue to adversely affect the value and liquidity of the Portfolio’s investments.

Europe: A number of countries in Europe have experienced severe economic and financial difficulties; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen or spread within or outside Europe. Responses to the financial problems by European governments, central banks and others may not work, may result in conflicts and social unrest and may limit future growth and economic recovery or have other unintended consequences. In January, 2020, through “Brexit,” the United Kingdom withdrew from the European Union. The ramifications of Brexit are unknown, and the implications of possible political, regulatory, economic, and market outcomes could be significant. The United Kingdom has one of the largest economies in Europe and is a major trading partner with European Union countries and the United States. Brexit may create additional and substantial economic stresses for the United Kingdom, including a contraction of the United Kingdom’s economy, decreased trade, capital outflows, devaluation of the British pound, and a decrease in business and consumer spending and investment. The negative impact on not only the United Kingdom and European Union economies but also the broader global economy could be significant. A number of countries in Europe have suffered terror attacks, and additional attacks may occur in the future. Europe has also been struggling with mass migration from the Middle East, Eastern Europe and Africa. The ultimate effects of these events and other socio-political or geopolitical issues could profoundly affect global economies and markets. Whether or not the Portfolio invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of the Portfolio’s investments.

Additional Market Disruption: Russia’s invasion of Ukraine in February, 2022, the resulting responses by the United States and other countries, and the potential for wider conflict, have increased and may continue to increase volatility and uncertainty in financial markets worldwide. The United States and other countries have imposed broad-ranging economic sanctions on Russia and Russian entities and individuals, and may impose additional sanctions, including on other countries that provide military or economic support to Russia. These sanctions, among other things, restrict companies from doing business with Russia and Russian issuers, and may adversely affect companies with economic or financial exposure to Russia and Russian issuers. The extent and duration of Russia’s military actions and the repercussions of such actions are not known. The invasion may widen beyond Ukraine and may escalate, including through retaliatory actions and cyberattacks by Russia and even other countries. These events may result in further and significant market disruptions and may adversely affect regional and global economies including those of Europe and the United States. Certain industries and markets, such as those involving oil, natural gas and other commodities, as well as global supply chains, may be particularly adversely affected. Whether or not the Portfolio invests in securities of issuers located in Russia, Ukraine and adjacent countries or with significant exposure to issuers in these countries, these events could negatively affect the value and liquidity of the Portfolio’s investments.

Managed risk strategy risk: The Portfolio employs a managed risk strategy. The strategy attempts to stabilize the volatility of the Portfolio around a target volatility level and manage downside exposure during periods of significant market declines but may not work as intended. Because market conditions change, sometimes rapidly and unpredictably, the success of the strategy also will be subject to the sub-adviser’s ability to implement the strategy in a timely and efficient manner. The strategy may result in periods of underperformance and may fail to protect against market declines. The strategy may limit the Portfolio’s ability to participate in up markets, may cause the Portfolio to underperform its benchmark in up markets, may increase transaction costs at the Portfolio and/or underlying ETF level and may result in substantial losses if it does not work as intended. For example, if the Portfolio has reduced its equity exposure to avoid losses in certain market conditions, and the market rises sharply and quickly, there may be a delay in increasing the Portfolio’s equity exposure, causing the Portfolio to forgo gains from the market rebound. Managing the Portfolio pursuant to the strategy may result in the Portfolio not achieving its stated asset mix goal due to unforeseen or unanticipated market conditions. The strategy also serves to reduce the risk to the Transamerica insurance companies that provide guaranteed benefits under certain variable contracts from equity market volatility and to facilitate their provision of those guaranteed benefits. The strategy also may have the effect of limiting the amount of guaranteed benefits. The Portfolio’s performance may be lower than similar portfolios that are not subject to a managed risk strategy.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Managed Risk – Conservative ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

5. RISK FACTORS (continued)

Model and data risk: If quantitative models, algorithms or calculations (whether proprietary and developed by the sub-adviser or supplied by third parties) (“Models”) or information or data supplied by third parties (“Data”) prove to be incorrect or incomplete, any decisions made, in whole or part, in reliance thereon expose the Portfolio to additional risks. Models can be predictive in nature. The use of predictive Models has inherent risks. The success of relying on or otherwise using Models depends on a number of factors, including the validity, accuracy and completeness of the Model’s development, implementation and maintenance, the Model’s assumptions, factors, algorithms and methodologies, and the accuracy and reliability of the supplied historical or other Data. Models rely on, among other things, correct and complete Data inputs. If incorrect Data is entered into even a well-founded Model, the resulting information will be incorrect. However, even if Data is input correctly, Model prices may differ substantially from market prices, especially for securities with complex characteristics. Investments selected with the use of Models may perform differently than expected as a result of the design of the Model, inputs into the Model or other factors. There also can be no assurance that the use of Models will result in effective investment decisions for the Portfolio.

6. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, AUIM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee, CCO and deferred compensation fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints	Rate
First $50 million (A)	0.34%
Over $50 million up to $250 million	0.32
Over $250 million	0.30

(A)	TAM has agreed to voluntarily waive 0.01% of its management fee on the first $50 million in assets.

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net assets. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.37%	May 1, 2023
Service Class	0.62	May 1, 2023

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Managed Risk – Conservative ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2022 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/ or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2022, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2023. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Technology Holdings, Inc (“SS&C”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C related to applicable sub-transfer agency services. For the period ended June 30, 2022, (i) the expenses paid to SS&C by the Portfolio are referred to as Transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C by the Portfolio are referred to as Transfer agent costs within the Statement of Assets and Liabilities.

Deferred compensation plan: Effective September 23, 2021, the Board has approved the termination of the deferred compensation plan. Payments will be made to applicable current and former Board members consistent with Section 409A of the Code. Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2022, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2022.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Managed Risk – Conservative ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

7. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2022, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities	Sales of Securities
$234,937,084	$272,357,259

8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2022, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$555,719,681	$9,817,515	$(40,521,803)	$(30,704,288)

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Managed Risk – Conservative ETF VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 15-16, 2022, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Managed Risk – Conservative ETF VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Milliman Financial Risk Management LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2023.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Managed Risk – Conservative ETF VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2021. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was below the median for its peer universe and below its composite benchmark, each for the past 1-, 3-, 5- and 10-year periods. The Trustees discussed the reasons for the underperformance with TAM and TAM agreed to continue to closely monitor and report to the Board on the performance of the Portfolio. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on July 1, 2015 pursuant to its current investment strategies. The Trustees noted that, effective on or about November 1, 2022, Goldman Sachs Asset Management, L.P. will replace Milliman Financial Risk Management LLC as sub-adviser to the Portfolio and will begin managing the Portfolio pursuant to different investment strategies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was in line with the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were below the median for its peer group and in line with the median for its peer universe. The Trustees and TAM agreed upon additional breakpoints in the Portfolio’s management fee schedule, effective on or about November 1, 2022. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Managed Risk – Conservative ETF VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2022

TRANSAMERICA MANAGED RISK – BALANCED ETF VP,

TRANSAMERICA MANAGED RISK – CONSERVATIVE ETF VP, AND

TRANSAMERICA MANAGED RISK – GROWTH ETF VP

APPROVAL OF SUB-ADVISORY AGREEMENTS

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board” or “Board Members”) held on June 15-16, 2022, the Board considered the termination of Milliman Financial Risk Management LLC (“Milliman”) as sub-adviser to Transamerica Managed Risk – Balanced ETF VP, Transamerica Managed Risk – Conservative ETF VP, and Transamerica Managed Risk – Growth ETF VP (each a “Portfolio,” and collectively the “Portfolios”) and the approval of the proposed sub-advisory agreements (each a “GSAM Sub-Advisory Agreement,” and collectively the “GSAM Sub-Advisory Agreements”) between TAM and Goldman Sachs Asset Management, L.P. (“GSAM”) with respect to the Portfolios, as well as the approval of a revised management fee schedule for each Portfolio.

Following its review and consideration, the Board determined that the terms of the GSAM Sub-Advisory Agreements were reasonable and that the termination of Milliman as sub-adviser to the Portfolios and the approval of the GSAM Sub-Advisory Agreements were in the best interests of the Portfolios and their investors. The Board, including the Independent Board Members, authorized TAM to terminate the sub-advisory agreements with Milliman and unanimously approved the GSAM Sub-Advisory Agreements for an initial two-year period. The Board, including the Independent Board Members, also unanimously approved the revised management fee schedule for each Portfolio.

Prior to reaching their decision, the Board Members requested and received from TAM and GSAM certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the proposed GSAM Sub-Advisory Agreements, including information they had previously received from TAM as part of their regular oversight of the Portfolios and from GSAM as part of their regular oversight of other funds sub-advised by GSAM, and knowledge they gained over time through meeting with TAM and GSAM. Among other materials, the Board Members considered fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Board Members met privately without representatives of TAM or GSAM present and were represented throughout the process by their independent legal counsel. In considering whether to approve the GSAM Sub-Advisory Agreements, the Board Members evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. The Board Members based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Board Member may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services to be Provided

In evaluating the nature, extent and quality of the services to be provided by GSAM under the GSAM Sub-Advisory Agreements, the Board Members considered, among other things, information provided by TAM and GSAM regarding the operations, facilities, organization and personnel of GSAM, the ability of GSAM to perform its duties under the GSAM Sub-Advisory Agreements and the proposed changes to the Portfolios’ principal investment strategies. The Board Members further considered that: (i) GSAM is an experienced asset management firm; (ii) TAM is recommending that GSAM be appointed as sub-adviser to the Portfolios; and (iii) TAM believes that GSAM has the capabilities, resources and personnel necessary to provide sub-advisory services to the Portfolios based on TAM’s assessment of GSAM’s organization, investment personnel and experience sub-advising other funds in the Transamerica fund complex. The Board Members also considered GSAM’s proposed responsibilities and experience with the Portfolios’ proposed principal investment strategies.

The Board Members noted that TAM had advised the Board that neither the approval of the GSAM Sub-Advisory Agreements nor the approval of the revised management fee schedules was expected to result in any diminution in the nature, extent and quality of the services provided to the Portfolios and their investors, including compliance services. Based on these and other considerations, the Board Members determined that GSAM can provide sub-advisory services that are appropriate in scope and extent in light of the proposed investment program for the Portfolios and that GSAM’s appointment is not expected to diminish the nature, extent and quality of services provided to the Portfolios.

Investment Performance

The Board Members considered GSAM’s investment management experience, capabilities and resources. The Board Members reviewed the historical performance of the Portfolios for the past 1-, 3- and 5-periods ended February 28, 2022, as compared to: (i) simulated, back-tested performance results of each Portfolio’s proposed strategy; (ii) each Portfolio’s composite benchmark; and (iii) each Portfolio’s respective Morningstar peer group median.

Transamerica Series Trust	Semi-Annual Report 2022

TRANSAMERICA MANAGED RISK – BALANCED ETF VP,

TRANSAMERICA MANAGED RISK – CONSERVATIVE ETF VP, AND

TRANSAMERICA MANAGED RISK – GROWTH ETF VP

APPROVAL OF SUB-ADVISORY AGREEMENTS (continued)

(unaudited)

Transamerica Managed Risk – Balanced ETF VP. The Board Members noted that the back-tested annualized return of the Portfolio’s proposed strategy (the “Balanced Back-Tested Return”) performed above the Portfolio and the Portfolio’s Morningstar peer group median over the past 1-, 3- and 5-year periods. The Board also noted that the Balanced Back-Tested Return performed above the Portfolio’s composite benchmark over the past 1-year period and below the Portfolio’s composite benchmark over the past 3- and 5-year periods.

Transamerica Managed Risk – Conservative ETF VP. The Board Members noted that the back-tested annualized return of the Portfolio’s proposed strategy (the “Conservative Back-Tested Return”) performed above the Portfolio but below the Portfolio’s Morningstar peer group median, in each case over the past 1-, 3- and 5-year periods. The Board Members also noted that the Conservative Back-Tested Return performed above Portfolio’s composite benchmark over the past 1-year period and below the Portfolio’s composite benchmark over the past 3- and 5-year periods.

Transamerica Managed Risk – Growth ETF VP. The Board Members noted that the back-tested annualized return of the Portfolio’s proposed strategy (the “Growth Back-Tested Return”) performed above the Portfolio and the Portfolio’s Morningstar peer group median over the past 1-, 3- and 5-year periods. The Board Members also noted that the Growth Back-Tested Return performed above the Portfolio’s composite benchmark over the past 1-year period and below the Portfolio’s composite benchmark over the past 3- and 5-year periods.

On the basis of this information and the Board Members’ assessment of the nature, extent and quality of the sub-advisory services to be provided by GSAM, the Board concluded that GSAM is capable of generating a level of investment performance that is appropriate in scope and extent in light of each Portfolio’s proposed new principal investment strategies, the competitive landscape of the investment company business and investor needs.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board Members considered the revised management and new sub-advisory fee schedules (“Fee Changes”) for each Portfolio. With respect to each Portfolio, the Board Members noted that the Fee Changes would add additional breakpoints to the management fee and sub-advisory fee schedules, resulting in additional savings as the Portfolio’s assets grow in size. The Board Members reviewed the management fee and total expense ratio of each class of each Portfolio, based on assets as of February 28, 2022 and assuming implementation of the Fee Changes, as compared to the applicable Lipper and Morningstar peer group medians. The Board Members considered that the management fee of Transamerica Managed Risk – Growth ETF VP would below its Morningstar peer group median and above its Lipper peer group median, while the management fees of Transamerica Managed Risk – Balanced ETF VP and Transamerica Managed Risk – Conservative ETF VP would be above their applicable Morningstar and Lipper peer group medians. The Board also considered that the total expense ratio of each class of each Portfolio would be below the applicable Morningstar and Lipper peer group medians.

With respect to each Portfolio, the Board Members considered that the revised asset weighted management fee would be equal to the current management fee at the Portfolio’s current asset level. The Board Members considered that TAM had negotiated with GSAM to have the Portfolios’ assets aggregated with the assets of Transamerica Asset Allocation – Conservative Portfolio, Transamerica Asset Allocation – Growth Portfolio, Transamerica Asset Allocation – Moderate Growth Portfolio, Transamerica Asset Allocation – Moderate Portfolio and Transamerica Goldman Sachs 70/30 Allocation VP, for purposes of computing breakpoints in the new sub-advisory fee schedules. The Board Members noted that if the Fee Changes are implemented, the total expense ratio of each class of each Portfolio is expected to remain the same. The Board Members noted that as each Portfolio grows in size, the revised management fee schedule of the Portfolio has the potential to result in additional savings for investors of that Portfolio.

The Board Members considered the portion of each Portfolio’s management fee to be retained by TAM following payment of the sub-advisory fee by TAM to GSAM and noted that TAM considered the amount to be reasonable compensation for its services. The Board Members also considered that TAM has entered into an expense limitation arrangement with each Portfolio, which may result in TAM waiving fees for the benefit of investors. On the basis of these and other considerations, together with the other information it considered, the Board Members determined that the revised management fee schedule and new sub-advisory fee schedule for each Portfolio were reasonable in light of the services to be provided.

Cost of Services to be Provided and Level of Profitability.

With respect to GSAM, the Board noted that the proposed sub-advisory fees are the product of arm’s-length negotiation between TAM and GSAM, which is not affiliated with TAM, and would be paid by TAM and not the Portfolios. As a result, the Board did not consider

Transamerica Series Trust	Semi-Annual Report 2022

TRANSAMERICA MANAGED RISK – BALANCED ETF VP,

TRANSAMERICA MANAGED RISK – CONSERVATIVE ETF VP, AND

TRANSAMERICA MANAGED RISK – GROWTH ETF VP

APPROVAL OF SUB-ADVISORY AGREEMENTS (continued)

(unaudited)

GSAM’s anticipated profitability to be material to its decision to approve the GSAM Sub-Advisory Agreements. The Board also reviewed pro forma estimated TAM profitability information provided by TAM, noting that, based on assets as of February 28, 2022, there was expected to be an increase in the net management fee retained by TAM for each Portfolio. The Board considered TAM’s view that each Portfolio’s revised net management fee would allow TAM to be reasonably compensated for its services.

Economies of Scale

In evaluating the extent to which each Portfolio’s revised management fee schedule and new sub-advisory fee schedule reflected economies of scale or would permit economies of scale to be realized in the future, the Board Members considered the existence of breakpoints in both the management and sub-advisory fee schedules. The Board Members noted that the breakpoints in the revised management fee schedule of each Portfolio would benefit investors as the Portfolio grows in size. The Board Members concluded that they would have the opportunity to periodically reexamine the appropriateness of the management fees payable by each Portfolio to TAM, and the sub-advisory fees payable by TAM to GSAM, in light of any economies of scale experienced in the future.

Fall-Out Benefits

The Board considered other benefits expected to be derived by GSAM from its relationships with the Portfolios. The Board noted that TAM would not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationships with GSAM or the Portfolios, and that GSAM had indicated it also would not engage in soft dollar arrangements and receive such benefits as a result of its relationships with TAM and the Portfolios.

Conclusion

After consideration of the factors described above, as well as other factors, the Board Members, including the Independent Board Members, concluded that the approval of the revised management fee schedule and the GSAM Sub-Advisory Agreement for each Portfolio was in the best interests of the Portfolio and its investors and voted to approve the revised management fee schedule and the GSAM Sub-Advisory Agreement for each Portfolio.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Managed Risk – Growth ETF VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2022, and held for the entire six-month period until June 30, 2022.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period (B)	Ending Account Value June 30, 2022	Expenses Paid During Period (B)	Net Annualized Expense Ratio (C)
Initial Class	$1,000.00	$844.20	$1.51	$1,023.20	$1.66	0.33%
Service Class	1,000.00	843.00	2.65	1,021.90	2.91	0.58

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Net annualized expense ratios, as disclosed in the table, do not include the expenses of the underlying investments in which the Portfolio invests. The net annualized expense ratios, as stated in the fee table of the Portfolio’s Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2022

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Funds	53.6%
U.S. Equity Funds	31.7
International Equity Funds	14.2
Other Investment Company	2.1
Repurchase Agreement	0.6
Net Other Assets (Liabilities)	(2.2)
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Managed Risk – Growth ETF VP

SCHEDULE OF INVESTMENTS

At June 30, 2022

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.5%
International Equity Funds - 14.2%
Vanguard FTSE Developed Markets ETF (A)	5,509,908	$224,804,246
Vanguard FTSE Emerging Markets ETF (A)	1,430,912	59,597,485

		284,401,731

U.S. Equity Funds - 31.7%
iShares Core S&P Total U.S. Stock Market ETF	1,659,661	139,046,398
Schwab U.S. Broad Market ETF	962,451	42,530,710
Vanguard Total Stock Market ETF (A)	2,415,979	455,701,959

		637,279,067

U.S. Fixed Income Funds - 53.6%
iShares Core U.S. Aggregate Bond ETF	1,925,580	195,792,975
iShares Short Treasury Bond ETF	6,324,028	696,275,483
Vanguard Total Bond Market ETF	2,455,455	184,797,543

		1,076,866,001

Total Exchange-Traded Funds (Cost $2,186,543,287)		1,998,546,799

	Shares	Value
OTHER INVESTMENT COMPANY - 2.1%
Securities Lending Collateral - 2.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.54% (B)	41,641,949	$ 41,641,949

Total Other Investment Company (Cost $41,641,949)		41,641,949

	Principal	Value
REPURCHASE AGREEMENT - 0.6%
Fixed Income Clearing Corp., 0.35% (B), dated 06/30/2022, to be repurchased at $12,850,736 on 07/01/2022. Collateralized by a U.S. Government Obligation, 3.00%, due 06/30/2024, and with a value of $13,107,645.	$12,850,611	12,850,611

Total Repurchase Agreement (Cost $12,850,611)		12,850,611

Total Investments (Cost $2,241,035,847)		2,053,039,359
Net Other Assets (Liabilities) - (2.2)%		(43,378,413)

Net Assets - 100.0%		$2,009,660,946

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$1,998,546,799	$—	$—	$1,998,546,799
Other Investment Company	41,641,949	—	—	41,641,949
Repurchase Agreement	—	12,850,611	—	12,850,611

Total Investments	$2,040,188,748	$12,850,611	$—	$2,053,039,359

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Managed Risk – Growth ETF VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $44,895,288, collateralized by cash collateral of $41,641,949 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $4,267,000. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at June 30, 2022.
(C)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2022. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

Activity of affiliated investments no longer held as the Transamerica ETF Trust was liquidated April 12, 2022.

Affiliated Investments	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value June 30, 2022	Shares as of June 30, 2022	Dividend Income	Net Capital Gain Distributions
DeltaShares® S&P 400 Managed Risk ETF	$37,297,364	$—	$(34,856,581)	$4,458,188	$(6,898,971)	$—	—	$73,418	$—
DeltaShares® S&P 500 Managed Risk ETF	161,815,863	—	(150,146,963)	49,134,911	(60,803,811)	—	—	365,077	—
DeltaShares® S&P 600 Managed Risk ETF	15,207,619	—	(14,345,977)	1,420,422	(2,282,064)	—	—	50,728	—
DeltaShares® S&P EM 100 & Managed Risk ETF	17,275,148	—	(15,529,710)	(1,072,528)	(672,910)	—	—	49,307	—
DeltaShares® S&P International Managed Risk ETF	65,827,998	—	(59,383,350)	(3,121,410)	(3,323,238)	—	—	303,317	—

Total	$297,423,992	$—	$(274,262,581)	$50,819,583	$(73,980,994)	$—	—	$841,847	$—

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Managed Risk – Growth ETF VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2022

(unaudited)

Assets:
Unaffiliated investments, at value (cost $2,228,185,236) (including securities loaned of $44,895,288)	$2,040,188,748
Repurchase agreement, at value (cost $12,850,611)	12,850,611
Receivables and other assets:
Net income from securities lending	19,467
Shares of beneficial interest sold	1,329
Interest	125
Prepaid expenses	8,941

Total assets	2,053,069,221

Liabilities:
Cash collateral received upon return of:
Securities on loan	41,641,949
Payables and other liabilities:
Shares of beneficial interest redeemed	625,170
Investment management fees	510,062
Distribution and service fees	420,483
Transfer agent costs	5,215
Trustees, CCO and deferred compensation fees	32,819
Audit and tax fees	20,567
Custody fees	4,229
Legal fees	18,461
Printing and shareholder reports fees	92,763
Other accrued expenses	36,557

Total liabilities	43,408,275

Net assets	$2,009,660,946

Net assets consist of:
Capital stock ($0.01 par value)	$2,057,741
Additional paid-in capital	1,885,664,980
Total distributable earnings (accumulated losses)	121,938,225

Net assets	$2,009,660,946

Net assets by class:
Initial Class	$3,847,308
Service Class	2,005,813,638

Shares outstanding:
Initial Class	385,966
Service Class	205,388,122

Net asset value and offering price per share:
Initial Class	$9.97
Service Class	9.77

STATEMENT OF OPERATIONS

For the period ended June 30, 2022

(unaudited)

Investment Income:
Dividend income from affiliated investments	$841,847
Dividend income from unaffiliated investments	13,618,067
Interest income from unaffiliated investments	2,953
Net income from securities lending	129,263

Total investment income	14,592,130

Expenses:
Investment management fees	3,387,383
Distribution and service fees:
Service Class	2,792,764
Transfer agent costs	13,056
Trustees, CCO and deferred compensation fees	40,220
Audit and tax fees	23,589
Custody fees	13,921
Legal fees	69,003
Printing and shareholder reports fees	43,769
Other	53,405

Total expenses before waiver and/or reimbursement and recapture	6,437,110

Expenses waived and/or reimbursed:
Initial Class	(5)
Service Class	(2,475)

Net expenses	6,434,630

Net investment income (loss)	8,157,500

Net realized gain (loss) on:
Affiliated investments	50,819,583
Unaffiliated investments	107,100,081

Net realized gain (loss)	157,919,664

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	(73,980,994)
Unaffiliated investments	(481,580,620)

Net change in unrealized appreciation (depreciation)	(555,561,614)

Net realized and change in unrealized gain (loss)	(397,641,950)

Net increase (decrease) in net assets resulting from operations	$(389,484,450)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Managed Risk – Growth ETF VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2022 (unaudited)	December 31, 2021
From operations:
Net investment income (loss)	$8,157,500	$29,332,590
Net realized gain (loss)	157,919,664	125,725,169
Net change in unrealized appreciation (depreciation)	(555,561,614)	186,503,159

Net increase (decrease) in net assets resulting from operations	(389,484,450)	341,560,918

Dividends and/or distributions to shareholders:
Initial Class	—	(256,990)
Service Class	—	(145,737,347)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(145,994,337)

Capital share transactions:
Proceeds from shares sold:
Initial Class	156,463	357,071
Service Class	35,445,878	7,318,914

	35,602,341	7,675,985

Dividends and/or distributions reinvested:
Initial Class	—	256,990
Service Class	—	145,737,347

	—	145,994,337

Cost of shares redeemed:
Initial Class	(290,890)	(355,741)
Service Class	(188,294,145)	(407,399,563)

	(188,585,035)	(407,755,304)

Net increase (decrease) in net assets resulting from capital share transactions	(152,982,694)	(254,084,982)

Net increase (decrease) in net assets	(542,467,144)	(58,518,401)

Net assets:
Beginning of period/year	2,552,128,090	2,610,646,491

End of period/year	$2,009,660,946	$2,552,128,090

Capital share transactions - shares:
Shares issued:
Initial Class	14,180	30,828
Service Class	3,454,273	643,077

	3,468,453	673,905

Shares reinvested:
Initial Class	—	22,308
Service Class	—	12,885,707

	—	12,908,015

Shares redeemed:
Initial Class	(26,894)	(30,555)
Service Class	(17,936,148)	(35,840,928)

	(17,963,042)	(35,871,483)

Net increase (decrease) in shares outstanding:
Initial Class	(12,714)	22,581
Service Class	(14,481,875)	(22,312,144)

	(14,494,589)	(22,289,563)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Managed Risk – Growth ETF VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2022 (unaudited)		December 31, 2021		December 31, 2020		December 31, 2019		December 31, 2018		December 31, 2017
Net asset value, beginning of period/year	$11.81		$10.96		$11.04		$10.33		$11.31		$9.70

Investment operations:
Net investment income (loss) (A)	0.05		0.16		0.12		0.23		0.21		0.19
Net realized and unrealized gain (loss)	(1.89)		1.38		0.34		1.70		(0.98)		1.61

Total investment operations	(1.84)		1.54		0.46		1.93		(0.77)		1.80

Dividends and/or distributions to shareholders:
Net investment income	—		(0.13)		(0.25)		(0.23)		(0.21)		(0.19)
Net realized gains	—		(0.56)		(0.29)		(0.99)		—		—

Total dividends and/or distributions to shareholders	—		(0.69)		(0.54)		(1.22)		(0.21)		(0.19)

Net asset value, end of period/year	$9.97		$11.81		$10.96		$11.04		$10.33		$11.31

Total return	(15.58	)%(B)	14.25%		4.52%		19.74%		(6.99)%		18.78%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$3,847		$4,709		$4,122		$4,658		$3,756		$4,308
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.33	%(D)	0.32%		0.32%		0.32%		0.32%		0.32%
Including waiver and/or reimbursement and recapture	0.33	%(D)(E)	0.32	%(E)	0.32	%(E)	0.32	%(E)	0.32	%(E)	0.32%
Net investment income (loss) to average net assets	0.98	%(D)	1.41%		1.15%		2.15%		1.83%		1.80%
Portfolio turnover rate	42	%(B)	29%		201%		59%		85%		36%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Portfolio invests.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2022 (unaudited)		December 31, 2021		December 31, 2020		December 31, 2019		December 31, 2018		December 31, 2017
Net asset value, beginning of period/year	$11.59		$10.76		$10.85		$10.17		$11.13		$9.55

Investment operations:
Net investment income (loss) (A)	0.04		0.13		0.09		0.20		0.17		0.16
Net realized and unrealized gain (loss)	(1.86)		1.36		0.33		1.67		(0.95)		1.59

Total investment operations	(1.82)		1.49		0.42		1.87		(0.78)		1.75

Dividends and/or distributions to shareholders:
Net investment income	—		(0.10)		(0.22)		(0.20)		(0.18)		(0.17)
Net realized gains	—		(0.56)		(0.29)		(0.99)		—		—

Total dividends and/or distributions to shareholders	—		(0.66)		(0.51)		(1.19)		(0.18)		(0.17)

Net asset value, end of period/year	$9.77		$11.59		$10.76		$10.85		$10.17		$11.13

Total return	(15.70	)%(B)	14.05%		4.22%		19.41%		(7.16)%		18.47%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$2,005,814		$2,547,419		$2,606,524		$2,845,470		$2,726,559		$3,354,042
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.58	%(D)	0.57%		0.57%		0.57%		0.57%		0.57%
Including waiver and/or reimbursement and recapture	0.58	%(D)(E)	0.57	%(E)	0.57	%(E)	0.57	%(E)	0.57	%(E)	0.57%
Net investment income (loss) to average net assets	0.73	%(D)	1.12%		0.90%		1.86%		1.56%		1.56%
Portfolio turnover rate	42	%(B)	29%		201%		59%		85%		36%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Portfolio invests.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Managed Risk – Growth ETF VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2022

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Managed Risk—Growth ETF VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Managed Risk – Growth ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

1. ORGANIZATION (continued)

services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2022, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Managed Risk – Growth ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

3. INVESTMENT VALUATION (continued)

characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2022, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2022.

Repurchase agreements at June 30, 2022, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Managed Risk – Growth ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2022, if any, are shown on a gross basis within the Schedule of Investments.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2022.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Exchange-Traded Funds	$41,641,949	$—	$—	$—	$41,641,949
Total Borrowings	$41,641,949	$—	$—	$—	$41,641,949

5. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities and other assets may go up or down, sometimes sharply and unpredictably, due to general market conditions, overall economic trends or events, inflation, changes in interest rates, government actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by wars, tariffs, trade disputes or other factors, political developments, investor sentiment, the global and domestic effects of a pandemic or other health emergency, and other factors that may or may not be related to the issuer of the security or other asset. The market prices of securities and other assets also may go down due to events or conditions that affect particular sectors, industries, issuers, or geographies. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets. If the value of the Portfolio’s securities and assets fall, the value of your investment will go down. The Portfolio may experience a substantial or complete loss on any individual security or asset.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, the imposition of economic sanctions, public health events (such as the spread of infectious disease), wars, terrorism, cybersecurity events, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. In the past decade, financial markets throughout the world have experienced increased volatility and decreased liquidity. These conditions may continue or worsen. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down. Securities markets may also be susceptible to market manipulation or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or adversely affect the value of securities traded in these markets, including the Portfolio’s securities.

The pandemic of the novel coronavirus respiratory disease designated COVID-19 has resulted in economic downturns throughout the world, severe losses, particularly to some sectors of the economy and individual issuers, and reduced liquidity of many instruments. There also have been significant disruptions to business operations, including business closures; strained healthcare systems; disruptions to supply chains and employee availability; large fluctuations in consumer demand; and widespread uncertainty regarding

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Managed Risk – Growth ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

5. RISK FACTORS (continued)

the duration and long-term effects of the pandemic. Economic downturns may be prolonged, and political and social instability, continued volatility and decreased liquidity in the securities markets may result. Developing or emerging market countries may be more impacted by the pandemic.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. These and other government intervention into the economy and financial markets may not work as intended. In addition, government actions to mitigate the economic impact of the pandemic have resulted in large expansion of government deficits and debt, the long-term consequences of which are not known. Rates of inflation have recently risen, which could adversely affect economies and markets. The pandemic could continue to adversely affect the value and liquidity of the Portfolio’s investments.

Europe: A number of countries in Europe have experienced severe economic and financial difficulties; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen or spread within or outside Europe. Responses to the financial problems by European governments, central banks and others may not work, may result in conflicts and social unrest and may limit future growth and economic recovery or have other unintended consequences. In January, 2020, through “Brexit,” the United Kingdom withdrew from the European Union. The ramifications of Brexit are unknown, and the implications of possible political, regulatory, economic, and market outcomes could be significant. The United Kingdom has one of the largest economies in Europe and is a major trading partner with European Union countries and the United States. Brexit may create additional and substantial economic stresses for the United Kingdom, including a contraction of the United Kingdom’s economy, decreased trade, capital outflows, devaluation of the British pound, and a decrease in business and consumer spending and investment. The negative impact on not only the United Kingdom and European Union economies but also the broader global economy could be significant. A number of countries in Europe have suffered terror attacks, and additional attacks may occur in the future. Europe has also been struggling with mass migration from the Middle East, Eastern Europe and Africa. The ultimate effects of these events and other socio-political or geopolitical issues could profoundly affect global economies and markets. Whether or not the Portfolio invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of the Portfolio’s investments.

Additional Market Disruption: Russia’s invasion of Ukraine in February, 2022, the resulting responses by the United States and other countries, and the potential for wider conflict, have increased and may continue to increase volatility and uncertainty in financial markets worldwide. The United States and other countries have imposed broad-ranging economic sanctions on Russia and Russian entities and individuals, and may impose additional sanctions, including on other countries that provide military or economic support to Russia. These sanctions, among other things, restrict companies from doing business with Russia and Russian issuers, and may adversely affect companies with economic or financial exposure to Russia and Russian issuers. The extent and duration of Russia’s military actions and the repercussions of such actions are not known. The invasion may widen beyond Ukraine and may escalate, including through retaliatory actions and cyberattacks by Russia and even other countries. These events may result in further and significant market disruptions and may adversely affect regional and global economies including those of Europe and the United States. Certain industries and markets, such as those involving oil, natural gas and other commodities, as well as global supply chains, may be particularly adversely affected. Whether or not the Portfolio invests in securities of issuers located in Russia, Ukraine and adjacent countries or with significant exposure to issuers in these countries, these events could negatively affect the value and liquidity of the Portfolio’s investments.

Managed risk strategy risk: The Portfolio employs a managed risk strategy. The strategy attempts to stabilize the volatility of the Portfolio around a target volatility level and manage downside exposure during periods of significant market declines but may not work as intended. Because market conditions change, sometimes rapidly and unpredictably, the success of the strategy also will be subject to the sub-adviser’s ability to implement the strategy in a timely and efficient manner. The strategy may result in periods of underperformance and may fail to protect against market declines. The strategy may limit the Portfolio’s ability to participate in up markets, may cause the Portfolio to underperform its benchmark in up markets, may increase transaction costs at the Portfolio and/or underlying ETF level and may result in substantial losses if it does not work as intended. For example, if the Portfolio has reduced its equity exposure to avoid losses in certain market conditions, and the market rises sharply and quickly, there may be a delay in increasing the Portfolio’s equity exposure, causing the Portfolio to forgo gains from the market rebound. Managing the Portfolio pursuant to the strategy may result in the Portfolio not achieving its stated asset mix goal due to unforeseen or unanticipated market conditions. The strategy also serves to reduce the risk to the Transamerica insurance companies that provide guaranteed benefits under certain variable contracts from equity market volatility and to facilitate their provision of those guaranteed benefits. The strategy also may have the effect of limiting the amount of guaranteed benefits. The Portfolio’s performance may be lower than similar portfolios that are not subject to a managed risk strategy.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Managed Risk – Growth ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

5. RISK FACTORS (continued)

Model and data risk: If quantitative models, algorithms or calculations (whether proprietary and developed by the sub-adviser or supplied by third parties) (“Models”) or information or data supplied by third parties (“Data”) prove to be incorrect or incomplete, any decisions made, in whole or part, in reliance thereon expose the Portfolio to additional risks. Models can be predictive in nature. The use of predictive Models has inherent risks. The success of relying on or otherwise using Models depends on a number of factors, including the validity, accuracy and completeness of the Model’s development, implementation and maintenance, the Model’s assumptions, factors, algorithms and methodologies, and the accuracy and reliability of the supplied historical or other Data. Models rely on, among other things, correct and complete Data inputs. If incorrect Data is entered into even a well-founded Model, the resulting information will be incorrect. However, even if Data is input correctly, Model prices may differ substantially from market prices, especially for securities with complex characteristics. Investments selected with the use of Models may perform differently than expected as a result of the design of the Model, inputs into the Model or other factors. There also can be no assurance that the use of Models will result in effective investment decisions for the Portfolio.

6. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee, CCO and deferred compensation fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints	Rate
First $50 million (A)	0.34%
Over $50 million up to $250 million	0.32
Over $250 million	0.30

(A)	TAM has agreed to voluntarily waive 0.01% of its management fee on the first $50 million in assets.

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net assets. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.37%	May 1, 2023
Service Class	0.62	May 1, 2023

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Managed Risk – Growth ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2022 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2022, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2023. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Technology Holdings, Inc (“SS&C”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C related to applicable sub-transfer agency services. For the period ended June 30, 2022, (i) the expenses paid to SS&C by the Portfolio are referred to as Transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C by the Portfolio are referred to as Transfer agent costs within the Statement of Assets and Liabilities.

Deferred compensation plan: Effective September 23, 2021, the Board has approved the termination of the deferred compensation plan. Payments will be made to applicable current and former Board members consistent with Section 409A of the Code. Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2022, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2022.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Managed Risk – Growth ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

7. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2022, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities	Sales of Securities
$ 954,742,274	$ 1,079,241,904

8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2022, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 2,241,035,847	$ —	$ (187,996,488)	$ (187,996,488)

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Managed Risk – Growth ETF VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 15-16, 2022, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Managed Risk – Growth ETF VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Milliman Financial Risk Management LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2023.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Managed Risk – Growth ETF VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2021. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was in line with the median for its peer universe for the past 1-year period and below the median for its peer universe for the past 3-, 5- and 10-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was below its composite benchmark for the past 1-, 3-, 5- and 10-year periods. The Trustees discussed the reasons for the underperformance with TAM and TAM agreed to continue to closely monitor and report to the Board on the performance of the Portfolio. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on July 1, 2015 pursuant to its current investment strategies. The Trustees noted that, effective on or about November 1, 2022, Goldman Sachs Asset Management, L.P. will replace Milliman Financial Risk Management LLC as sub-adviser to the Portfolio and will begin managing the Portfolio pursuant to different investment strategies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were below the medians for its peer group and peer universe. The Trustees and TAM agreed upon additional breakpoints in the Portfolio’s management fee schedule, effective on or about November 1, 2022. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Managed Risk – Growth ETF VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2022

TRANSAMERICA MANAGED RISK – BALANCED ETF VP,

TRANSAMERICA MANAGED RISK – CONSERVATIVE ETF VP, AND

TRANSAMERICA MANAGED RISK – GROWTH ETF VP

APPROVAL OF SUB-ADVISORY AGREEMENTS

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board” or “Board Members”) held on June 15-16, 2022, the Board considered the termination of Milliman Financial Risk Management LLC (“Milliman”) as sub-adviser to Transamerica Managed Risk – Balanced ETF VP, Transamerica Managed Risk – Conservative ETF VP, and Transamerica Managed Risk – Growth ETF VP (each a “Portfolio,” and collectively the “Portfolios”) and the approval of the proposed sub-advisory agreements (each a “GSAM Sub-Advisory Agreement,” and collectively the “GSAM Sub-Advisory Agreements”) between TAM and Goldman Sachs Asset Management, L.P. (“GSAM”) with respect to the Portfolios, as well as the approval of a revised management fee schedule for each Portfolio.

Following its review and consideration, the Board determined that the terms of the GSAM Sub-Advisory Agreements were reasonable and that the termination of Milliman as sub-adviser to the Portfolios and the approval of the GSAM Sub-Advisory Agreements were in the best interests of the Portfolios and their investors. The Board, including the Independent Board Members, authorized TAM to terminate the sub-advisory agreements with Milliman and unanimously approved the GSAM Sub-Advisory Agreements for an initial two-year period. The Board, including the Independent Board Members, also unanimously approved the revised management fee schedule for each Portfolio.

Prior to reaching their decision, the Board Members requested and received from TAM and GSAM certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the proposed GSAM Sub-Advisory Agreements, including information they had previously received from TAM as part of their regular oversight of the Portfolios and from GSAM as part of their regular oversight of other funds sub-advised by GSAM, and knowledge they gained over time through meeting with TAM and GSAM. Among other materials, the Board Members considered fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Board Members met privately without representatives of TAM or GSAM present and were represented throughout the process by their independent legal counsel. In considering whether to approve the GSAM Sub-Advisory Agreements, the Board Members evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. The Board Members based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Board Member may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services to be Provided

In evaluating the nature, extent and quality of the services to be provided by GSAM under the GSAM Sub-Advisory Agreements, the Board Members considered, among other things, information provided by TAM and GSAM regarding the operations, facilities, organization and personnel of GSAM, the ability of GSAM to perform its duties under the GSAM Sub-Advisory Agreements and the proposed changes to the Portfolios’ principal investment strategies. The Board Members further considered that: (i) GSAM is an experienced asset management firm; (ii) TAM is recommending that GSAM be appointed as sub-adviser to the Portfolios; and (iii) TAM believes that GSAM has the capabilities, resources and personnel necessary to provide sub-advisory services to the Portfolios based on TAM’s assessment of GSAM’s organization, investment personnel and experience sub-advising other funds in the Transamerica fund complex. The Board Members also considered GSAM’s proposed responsibilities and experience with the Portfolios’ proposed principal investment strategies.

The Board Members noted that TAM had advised the Board that neither the approval of the GSAM Sub-Advisory Agreements nor the approval of the revised management fee schedules was expected to result in any diminution in the nature, extent and quality of the services provided to the Portfolios and their investors, including compliance services. Based on these and other considerations, the Board Members determined that GSAM can provide sub-advisory services that are appropriate in scope and extent in light of the proposed investment program for the Portfolios and that GSAM’s appointment is not expected to diminish the nature, extent and quality of services provided to the Portfolios.

Investment Performance

The Board Members considered GSAM’s investment management experience, capabilities and resources. The Board Members reviewed the historical performance of the Portfolios for the past 1-, 3- and 5-periods ended February 28, 2022, as compared to: (i) simulated, back-tested performance results of each Portfolio’s proposed strategy; (ii) each Portfolio’s composite benchmark; and (iii) each Portfolio’s respective Morningstar peer group median.

Transamerica Series Trust	Semi-Annual Report 2022

TRANSAMERICA MANAGED RISK – BALANCED ETF VP,

TRANSAMERICA MANAGED RISK – CONSERVATIVE ETF VP, AND

TRANSAMERICA MANAGED RISK – GROWTH ETF VP

APPROVAL OF SUB-ADVISORY AGREEMENTS (continued)

(unaudited)

Transamerica Managed Risk – Balanced ETF VP. The Board Members noted that the back-tested annualized return of the Portfolio’s proposed strategy (the “Balanced Back-Tested Return”) performed above the Portfolio and the Portfolio’s Morningstar peer group median over the past 1-, 3- and 5-year periods. The Board also noted that the Balanced Back-Tested Return performed above the Portfolio’s composite benchmark over the past 1-year period and below the Portfolio’s composite benchmark over the past 3- and 5-year periods.

Transamerica Managed Risk – Conservative ETF VP. The Board Members noted that the back-tested annualized return of the Portfolio’s proposed strategy (the “Conservative Back-Tested Return”) performed above the Portfolio but below the Portfolio’s Morningstar peer group median, in each case over the past 1-, 3- and 5-year periods. The Board Members also noted that the Conservative Back-Tested Return performed above Portfolio’s composite benchmark over the past 1-year period and below the Portfolio’s composite benchmark over the past 3- and 5-year periods.

Transamerica Managed Risk – Growth ETF VP. The Board Members noted that the back-tested annualized return of the Portfolio’s proposed strategy (the “Growth Back-Tested Return”) performed above the Portfolio and the Portfolio’s Morningstar peer group median over the past 1-, 3- and 5-year periods. The Board Members also noted that the Growth Back-Tested Return performed above the Portfolio’s composite benchmark over the past 1-year period and below the Portfolio’s composite benchmark over the past 3- and 5-year periods.

On the basis of this information and the Board Members’ assessment of the nature, extent and quality of the sub-advisory services to be provided by GSAM, the Board concluded that GSAM is capable of generating a level of investment performance that is appropriate in scope and extent in light of each Portfolio’s proposed new principal investment strategies, the competitive landscape of the investment company business and investor needs.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board Members considered the revised management and new sub-advisory fee schedules (“Fee Changes”) for each Portfolio. With respect to each Portfolio, the Board Members noted that the Fee Changes would add additional breakpoints to the management fee and sub-advisory fee schedules, resulting in additional savings as the Portfolio’s assets grow in size. The Board Members reviewed the management fee and total expense ratio of each class of each Portfolio, based on assets as of February 28, 2022 and assuming implementation of the Fee Changes, as compared to the applicable Lipper and Morningstar peer group medians. The Board Members considered that the management fee of Transamerica Managed Risk – Growth ETF VP would below its Morningstar peer group median and above its Lipper peer group median, while the management fees of Transamerica Managed Risk – Balanced ETF VP and Transamerica Managed Risk – Conservative ETF VP would be above their applicable Morningstar and Lipper peer group medians. The Board also considered that the total expense ratio of each class of each Portfolio would be below the applicable Morningstar and Lipper peer group medians.

With respect to each Portfolio, the Board Members considered that the revised asset weighted management fee would be equal to the current management fee at the Portfolio’s current asset level. The Board Members considered that TAM had negotiated with GSAM to have the Portfolios’ assets aggregated with the assets of Transamerica Asset Allocation – Conservative Portfolio, Transamerica Asset Allocation – Growth Portfolio, Transamerica Asset Allocation – Moderate Growth Portfolio, Transamerica Asset Allocation – Moderate Portfolio and Transamerica Goldman Sachs 70/30 Allocation VP, for purposes of computing breakpoints in the new sub-advisory fee schedules. The Board Members noted that if the Fee Changes are implemented, the total expense ratio of each class of each Portfolio is expected to remain the same. The Board Members noted that as each Portfolio grows in size, the revised management fee schedule of the Portfolio has the potential to result in additional savings for investors of that Portfolio.

The Board Members considered the portion of each Portfolio’s management fee to be retained by TAM following payment of the sub-advisory fee by TAM to GSAM and noted that TAM considered the amount to be reasonable compensation for its services. The Board Members also considered that TAM has entered into an expense limitation arrangement with each Portfolio, which may result in TAM waiving fees for the benefit of investors. On the basis of these and other considerations, together with the other information it considered, the Board Members determined that the revised management fee schedule and new sub-advisory fee schedule for each Portfolio were reasonable in light of the services to be provided.

Cost of Services to be Provided and Level of Profitability.

With respect to GSAM, the Board noted that the proposed sub-advisory fees are the product of arm’s-length negotiation between TAM and GSAM, which is not affiliated with TAM, and would be paid by TAM and not the Portfolios. As a result, the Board did not consider

Transamerica Series Trust	Semi-Annual Report 2022

TRANSAMERICA MANAGED RISK – BALANCED ETF VP,

TRANSAMERICA MANAGED RISK – CONSERVATIVE ETF VP, AND

TRANSAMERICA MANAGED RISK – GROWTH ETF VP

APPROVAL OF SUB-ADVISORY AGREEMENTS (continued)

(unaudited)

GSAM’s anticipated profitability to be material to its decision to approve the GSAM Sub-Advisory Agreements. The Board also reviewed pro forma estimated TAM profitability information provided by TAM, noting that, based on assets as of February 28, 2022, there was expected to be an increase in the net management fee retained by TAM for each Portfolio. The Board considered TAM’s view that each Portfolio’s revised net management fee would allow TAM to be reasonably compensated for its services.

Economies of Scale

In evaluating the extent to which each Portfolio’s revised management fee schedule and new sub-advisory fee schedule reflected economies of scale or would permit economies of scale to be realized in the future, the Board Members considered the existence of breakpoints in both the management and sub-advisory fee schedules. The Board Members noted that the breakpoints in the revised management fee schedule of each Portfolio would benefit investors as the Portfolio grows in size. The Board Members concluded that they would have the opportunity to periodically reexamine the appropriateness of the management fees payable by each Portfolio to TAM, and the sub-advisory fees payable by TAM to GSAM, in light of any economies of scale experienced in the future.

Fall-Out Benefits

The Board considered other benefits expected to be derived by GSAM from its relationships with the Portfolios. The Board noted that TAM would not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationships with GSAM or the Portfolios, and that GSAM had indicated it also would not engage in soft dollar arrangements and receive such benefits as a result of its relationships with TAM and the Portfolios.

Conclusion

After consideration of the factors described above, as well as other factors, the Board Members, including the Independent Board Members, concluded that the approval of the revised management fee schedule and the GSAM Sub-Advisory Agreement for each Portfolio was in the best interests of the Portfolio and its investors and voted to approve the revised management fee schedule and the GSAM Sub-Advisory Agreement for each Portfolio.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Market Participation Strategy VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2022, and held for the entire six-month period until June 30, 2022.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period (B)	Ending Account Value June 30, 2022	Expenses Paid During Period (B)	Net Annualized Expense Ratio
Service Class	$1,000.00	$854.00	$4.46	$1,020.00	$4.86	0.97%

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2022

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Government Agency Obligations	29.3%
Short-Term U.S. Government Obligations	27.8
U.S. Government Obligations	21.9
Repurchase Agreement	9.4
Other Investment Company	8.2
Over-the-Counter Options Purchased	7.6
Foreign Government Obligation	3.8
Net Other Assets (Liabilities) ^	(8.0)
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

^

The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Market Participation Strategy VP

SCHEDULE OF INVESTMENTS

At June 30, 2022

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATION - 3.8%
Supranational - 3.8%
International Bank for Reconstruction & Development
0.88%, 07/15/2026	$ 15,000,000	$ 13,737,492

Total Foreign Government Obligation (Cost $14,855,222)		13,737,492

U.S. GOVERNMENT AGENCY OBLIGATIONS - 29.3%
Federal Home Loan Bank 3.25%, 11/16/2028	37,000,000	37,219,101
Federal Home Loan Mortgage Corp.
1.50%, 02/12/2025 (A)	5,000,000	4,810,310
2.75%, 06/19/2023 (A)	24,000,000	23,936,405
Federal National Mortgage Association
0.63%, 04/22/2025	25,000,000	23,399,068
2.50%, 02/05/2024 (A)	9,500,000	9,438,833
6.25%, 05/15/2029	6,500,000	7,714,725

Total U.S. Government Agency Obligations (Cost $111,364,453)		106,518,442

U.S. GOVERNMENT OBLIGATIONS - 21.9%
U.S. Treasury - 21.9%
U.S. Treasury Bond, Principal Only STRIPS Zero Coupon, 02/15/2027 (A)	20,000,000	17,391,883
U.S. Treasury Note 1.63%, 10/31/2026	66,000,000	62,246,250

Total U.S. Government Obligations (Cost $86,126,339)		79,638,133

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 27.8%
U.S. Treasury Bill
1.34% (B), 11/03/2022	100,000,000	99,314,236
1.79% (B), 09/15/2022	1,500,000	1,494,973

Total Short-Term U.S. Government Obligations (Cost $101,039,565)		100,809,209

	Shares	Value
OTHER INVESTMENT COMPANY - 8.2%
Securities Lending Collateral - 8.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.54% (B)	29,667,553	$ 29,667,553

Total Other Investment Company (Cost $29,667,553)		29,667,553

	Principal	Value
REPURCHASE AGREEMENT - 9.4%
Fixed Income Clearing Corp., 0.35% (B), dated 06/30/2022, to be repurchased at $34,020,684 on 07/01/2022. Collateralized by a U.S. Government Obligation, 3.00%, due 06/30/2024, and with a value of $34,701,195.	$ 34,020,684	34,020,684

Total Repurchase Agreement (Cost $34,020,684)		34,020,684

Total Investments Excluding Options Purchased (Cost $377,073,816)		364,391,513
Total Options Purchased - 7.6% (Cost $42,564,415)		27,509,226

Total Investments (Cost $419,638,231)		391,900,739
Net Other Assets (Liabilities) - (8.0)%		(29,153,083)

Net Assets - 100.0%		$ 362,747,656

OVER-THE-COUNTER OPTIONS PURCHASED:

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Call - S&P 500® - Flexible Exchange Option	GSC	USD	4,450.00	08/11/2026	USD	105,017,825	275	$20,194,771	$12,579,555
Call - S&P 500® - Flexible Exchange Option	MSC	USD	4,460.00	08/12/2027	USD	103,108,410	270	22,369,644	14,929,671

Total								$42,564,415	$27,509,226

FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Note	53	09/30/2022	$5,967,970	$5,949,250	$—	$(18,720)
S&P 500® E-Mini Index	102	09/16/2022	19,892,759	19,326,450	—	(566,309)

Total Futures Contracts					$—	$(585,029)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Market Participation Strategy VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Foreign Government Obligation	$—	$13,737,492	$—	$13,737,492
U.S. Government Agency Obligations	—	106,518,442	—	106,518,442
U.S. Government Obligations	—	79,638,133	—	79,638,133
Short-Term U.S. Government Obligations	—	100,809,209	—	100,809,209
Other Investment Company	29,667,553	—	—	29,667,553
Repurchase Agreement	—	34,020,684	—	34,020,684
Over-the-Counter Options Purchased	27,509,226	—	—	27,509,226

Total Investments	$57,176,779	$334,723,960	$—	$391,900,739

LIABILITIES
Other Financial Instruments
Futures Contracts (D)	$(585,029)	$—	$—	$(585,029)

Total Other Financial Instruments	$(585,029)	$—	$—	$(585,029)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $29,062,362, collateralized by cash collateral of $29,667,553. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at June 30, 2022.
(C)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2022. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(D)	Derivative instruments are valued at unrealized appreciation (depreciation).

COUNTERPARTY ABBREVIATIONS:

MSC	Morgan Stanley & Co.
GSC	Goldman Sachs & Co.

PORTFOLIO ABBREVIATION:

STRIPS	Separate Trading of Registered Interest and Principal of Securities

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Market Participation Strategy VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2022

(unaudited)

Assets:
Investments, at value (cost $385,617,547) (including securities loaned of $29,062,362)	$357,880,055
Repurchase agreement, at value (cost $34,020,684)	34,020,684
Cash	492,564
Receivables and other assets:
Net income from securities lending	7,199
Interest	620,993
Prepaid expenses	1,582

Total assets	393,023,077

Liabilities:
Cash collateral received upon return of:
Securities on loan	29,667,553
Payables and other liabilities:
Shares of beneficial interest redeemed	128,436
Investment management fees	206,479
Distribution and service fees	75,911
Transfer agent costs	933
Trustees, CCO and deferred compensation fees	5,495
Audit and tax fees	13,156
Custody fees	7,965
Legal fees	3,249
Printing and shareholder reports fees	33,042
Other accrued expenses	8,539
Variation margin payable on futures contracts	124,663

Total liabilities	30,275,421

Net assets	$362,747,656

Net assets consist of:
Capital stock ($0.01 par value)	$301,023
Additional paid-in capital	309,877,182
Total distributable earnings (accumulated losses)	52,569,451

Net assets	$362,747,656

Shares outstanding	30,102,291

Net asset value and offering price per share	$12.05

STATEMENT OF OPERATIONS

For the period ended June 30, 2022

(unaudited)

Investment Income:
Interest income	$1,975,024
Net income from securities lending	51,469

Total investment income	2,026,493

Expenses:
Investment management fees	1,368,826
Distribution and service fees	503,245
Transfer agent costs	2,340
Trustees, CCO and deferred compensation fees	7,232
Audit and tax fees	13,454
Custody fees	15,385
Legal fees	12,353
Printing and shareholder reports fees	12,790
Other	12,042

Total expenses	1,947,667

Net investment income (loss)	78,826

Net realized gain (loss) on:
Investments	(3,616,385)
Futures contracts	(6,335,748)

Net realized gain (loss)	(9,952,133)

Net change in unrealized appreciation (depreciation) on:
Investments	(53,882,855)
Futures contracts	(1,141,842)

Net change in unrealized appreciation (depreciation)	(55,024,697)

Net realized and change in unrealized gain (loss)	(64,976,830)

Net increase (decrease) in net assets resulting from operations	$(64,898,004)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Market Participation Strategy VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2022 (unaudited)	December 31, 2021
From operations:
Net investment income (loss)	$78,826	$172,033
Net realized gain (loss)	(9,952,133)	90,625,084
Net change in unrealized appreciation (depreciation)	(55,024,697)	(27,898,483)

Net increase (decrease) in net assets resulting from operations	(64,898,004)	62,898,634

Dividends and/or distributions to shareholders:
Dividends and/or distributions to shareholders	—	(49,408,410)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(49,408,410)

Capital share transactions:
Proceeds from shares sold	1,582,143	5,014,600
Dividends and/or distributions reinvested	—	49,408,410
Cost of shares redeemed	(34,285,884)	(75,256,442)

Net increase (decrease) in net assets resulting from capital share transactions	(32,703,741)	(20,833,432)

Net increase (decrease) in net assets	(97,601,745)	(7,343,208)

Net assets:
Beginning of period/year	460,349,401	467,692,609

End of period/year	$362,747,656	$460,349,401

Capital share transactions - shares:
Shares issued	122,315	354,296
Shares reinvested	—	3,624,975
Shares redeemed	(2,637,037)	(5,305,371)

Net increase (decrease) in shares outstanding	(2,514,722)	(1,326,100)

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2022 (unaudited)		December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017
Net asset value, beginning of period/year	$14.11		$13.78	$11.70	$11.73	$12.80	$11.59

Investment operations:
Net investment income (loss) (A)	0.00	(B)	0.01	0.07	0.12	0.11	0.04
Net realized and unrealized gain (loss)	(2.06)		1.92	2.29	1.93	(0.41)	1.21

Total investment operations	(2.06)		1.93	2.36	2.05	(0.30)	1.25

Dividends and/or distributions to shareholders:
Net investment income	—		(0.07)	(0.13)	(0.12)	(0.05)	(0.04)
Net realized gains	—		(1.53)	(0.15)	(1.96)	(0.72)	—

Total dividends and/or distributions to shareholders	—		(1.60)	(0.28)	(2.08)	(0.77)	(0.04)

Net asset value, end of period/year	$12.05		$14.11	$13.78	$11.70	$11.73	$12.80

Total return	(14.60	)%(C)	14.45%	20.33%	18.58%	(2.73)%	10.79%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$362,748		$460,349	$467,693	$427,339	$412,353	$469,194
Expenses to average net assets	0.97	%(D)	0.96%	0.97%	0.97%	0.96%	0.97%
Net investment income (loss) to average net assets	0.04	%(D)	0.04%	0.52%	1.02%	0.84%	0.35%
Portfolio turnover rate	3	%(C)	72%	51%	32%	42%	99%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Market Participation Strategy VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2022

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Market Participation Strategy VP (the “Portfolio”) is a series of TST and is classified as non-diversified under the 1940 Act. The Portfolio currently offers one class of shares, Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Market Participation Strategy VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

1. ORGANIZATION (continued)

period ended June 30, 2022, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2022 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Market Participation Strategy VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

3. INVESTMENT VALUATION (continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Market Participation Strategy VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2022, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2022.

Repurchase agreements at June 30, 2022, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2022, if any, are shown on a gross basis within the Schedule of Investments.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2022.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
U.S. Government Agency Obligations	$12,253,008	$—	$—	$—	$12,253,008
U.S. Government Obligations	17,414,545	—	—	—	17,414,545
Total Securities Lending Transactions	$29,667,553	$—	$—	$—	$29,667,553
Total Borrowings	$29,667,553	$—	$—	$—	$29,667,553

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Market Participation Strategy VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Option contracts: The Portfolio is subject to equity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio may enter into option contracts to manage exposure to various market fluctuations. The Portfolio may purchase or write call and put options on securities and derivative instruments in which the Portfolio owns or may invest. Options are valued at the average of the bid and ask price established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms. Options can be traded through an exchange or through privately negotiated arrangements with a dealer in an OTC transaction. Options traded on an exchange are generally cleared through a clearinghouse such as the Options Clearing Corp.

Options on indices: The Portfolio may purchase or write options on indices. Purchasing or writing an option on indices gives the Portfolio the right, but not the obligation to buy or sell the cash from the underlying index. The exercise of the option will result in a cash transfer and gain or loss depends on the change in the underlying index.

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Portfolio pays premiums, which are included within the Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying instrument to determine the realized gain or loss.

Open option contracts at June 30, 2022, if any, are included within the Schedule of Investments. The value of purchased option contracts, as applicable, is shown in Investments, at value within the Statement of Assets and Liabilities. The value of written option contracts, as applicable, is shown in Written options and swaptions, at value within the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Market Participation Strategy VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2022, if any, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2022.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions:
Investments, at value (A)	$—	$—	$27,509,226	$—	$—	$27,509,226
Total	$—	$—	$27,509,226	$—	$—	$27,509,226

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$(18,720)	$—	$(566,309)	$—	$—	$(585,029)
Total	$(18,720)	$—	$(566,309)	$—	$—	$(585,029)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments, if any, within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2022.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (A)	$—	$—	$2,070,510	$—	$—	$2,070,510
Futures contracts	(3,272,359)	—	(3,063,389)	—	—	(6,335,748)
Total	$(3,272,359)	$—	$(992,879)	$—	$—	$(4,265,238)

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Market Participation Strategy VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (B)	$—	$—	$(40,269,799)	$—	$—	$(40,269,799)
Futures contracts	(441,332)	—	(700,510)	—	—	(1,141,842)
Total	$(441,332)	$—	$(40,970,309)	$—	$—	$(41,411,641)

(A)	Included within Net realized gain (loss) on Investments in the Statement of Operations.
(B)	Included within Net change in unrealized appreciation (depreciation) on Investments in the Statement of Operations.

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2022.

Options:
Average value of option contracts purchased	$61,661,699
Futures contracts:
Average notional value of contracts — long	44,823,660

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to pledge collateral on derivatives to a counterparty if the Portfolio is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Portfolio to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Portfolio from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments.

Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.

To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. Additionally, to the extent the Portfolio has delivered collateral to a counterparty, the Portfolio bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.

6. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities and other assets may go up or down, sometimes sharply and unpredictably, due to general market conditions, overall economic trends or events, inflation, changes in interest rates, government actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by wars, tariffs, trade disputes or other factors, political developments, investor sentiment, the global and domestic effects of a pandemic or other health emergency, and other factors that may or may not be related to the issuer of the security or other asset. The market prices of securities and other assets also may go down due to events or conditions that affect particular sectors, industries, issuers, or geographies. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets. If the value of the Portfolio’s securities and assets fall, the value of your investment will go down. The Portfolio may experience a substantial or complete loss on any individual security or asset.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, the imposition of economic sanctions, public health events (such as the spread of infectious disease), wars,

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Market Participation Strategy VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

6. RISK FACTORS (continued)

terrorism, cybersecurity events, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. In the past decade, financial markets throughout the world have experienced increased volatility and decreased liquidity. These conditions may continue or worsen. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down. Securities markets may also be susceptible to market manipulation or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or adversely affect the value of securities traded in these markets, including the Portfolio’s securities.

The pandemic of the novel coronavirus respiratory disease designated COVID-19 has resulted in economic downturns throughout the world, severe losses, particularly to some sectors of the economy and individual issuers, and reduced liquidity of many instruments. There also have been significant disruptions to business operations, including business closures; strained healthcare systems; disruptions to supply chains and employee availability; large fluctuations in consumer demand; and widespread uncertainty regarding the duration and long-term effects of the pandemic. Economic downturns may be prolonged, and political and social instability, continued volatility and decreased liquidity in the securities markets may result. Developing or emerging market countries may be more impacted by the pandemic.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. These and other government intervention into the economy and financial markets may not work as intended. In addition, government actions to mitigate the economic impact of the pandemic have resulted in large expansion of government deficits and debt, the long-term consequences of which are not known. Rates of inflation have recently risen, which could adversely affect economies and markets. The pandemic could continue to adversely affect the value and liquidity of the Portfolio’s investments.

Europe: A number of countries in Europe have experienced severe economic and financial difficulties; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen or spread within or outside Europe. Responses to the financial problems by European governments, central banks and others may not work, may result in conflicts and social unrest and may limit future growth and economic recovery or have other unintended consequences. In January, 2020, through “Brexit,” the United Kingdom withdrew from the European Union. The ramifications of Brexit are unknown, and the implications of possible political, regulatory, economic, and market outcomes could be significant. The United Kingdom has one of the largest economies in Europe and is a major trading partner with European Union countries and the United States. Brexit may create additional and substantial economic stresses for the United Kingdom, including a contraction of the United Kingdom’s economy, decreased trade, capital outflows, devaluation of the British pound, and a decrease in business and consumer spending and investment. The negative impact on not only the United Kingdom and European Union economies but also the broader global economy could be significant. A number of countries in Europe have suffered terror attacks, and additional attacks may occur in the future. Europe has also been struggling with mass migration from the Middle East, Eastern Europe and Africa. The ultimate effects of these events and other socio-political or geopolitical issues could profoundly affect global economies and markets. Whether or not the Portfolio invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of the Portfolio’s investments.

Additional Market Disruption: Russia’s invasion of Ukraine in February, 2022, the resulting responses by the United States and other countries, and the potential for wider conflict, have increased and may continue to increase volatility and uncertainty in financial markets worldwide. The United States and other countries have imposed broad-ranging economic sanctions on Russia and Russian entities and individuals, and may impose additional sanctions, including on other countries that provide military or economic support to Russia. These sanctions, among other things, restrict companies from doing business with Russia and Russian issuers, and may adversely affect companies with economic or financial exposure to Russia and Russian issuers. The extent and duration of Russia’s military actions and the repercussions of such actions are not known. The invasion may widen beyond Ukraine and may escalate, including through retaliatory actions and cyberattacks by Russia and even other countries. These events may result in further and significant market disruptions and may adversely affect regional and global economies including those of Europe and the United States. Certain industries and markets, such as those involving oil, natural gas and other commodities, as well as global supply chains, may be particularly adversely affected. Whether or not the Portfolio invests in securities of issuers located in Russia, Ukraine and adjacent countries or with significant exposure to issuers in these countries, these events could negatively affect the value and liquidity of the Portfolio’s investments.

Asset class allocation risk: The Portfolio’s investment performance is significantly impacted by the Portfolio’s asset class allocation and reallocation from time to time. The sub-adviser’s decisions whether and when to tactically overweight or underweight asset classes,

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Market Participation Strategy VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

6. RISK FACTORS (continued)

create and apply formulas for de-risking or ending de-risking and select a mix of underlying Portfolios may not produce the desired results. These actions may be unsuccessful in maximizing return and/or avoiding investment losses. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class is incorrect. The Portfolio’s balance between equity and debt securities limits its potential for capital appreciation relative to an all-stock fund and contributes to greater volatility relative to an all-bond fund.

Tactical asset allocation risk: Tactical asset allocation is a dynamic investment strategy that actively adjusts a portfolio’s asset allocation. The Portfolio’s tactical asset management discipline may not work as intended. The Portfolio may not achieve its objective and may not perform as well as other funds using other asset management styles, including those based on fundamental analysis (a method of evaluating a security that entails attempting to measure its intrinsic value by examining related economic, financial and other factors) or strategic asset allocation (a strategy that involves periodically rebalancing the Portfolio in order to maintain a long-term goal for asset allocation). The sub-adviser’s evaluations and assumptions in selecting underlying funds or individual securities may be incorrect in view of actual market conditions, and may result in owning securities that underperform other securities.

Non-diversification risk: As a “non-diversified” Portfolio, the Portfolio may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. Investing in a smaller number of issuers will make the Portfolio more susceptible to negative events affecting those issuers.

7. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee, CCO and deferred compensation fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints	Rate
First $500 million	0.68%
Over $500 million up to $1 billion	0.65
Over $1 billion up to $1.5 billion	0.62
Over $1.5 billion	0.60

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Market Participation Strategy VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net assets. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Service Class	1.07%	May 1, 2023

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2022 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2022, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets up to an annual fee of 0.25% of Service Class shares.

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Technology Holdings, Inc (“SS&C”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C related to applicable sub-transfer agency services. For the period ended June 30, 2022, (i) the expenses paid to SS&C by the Portfolio are referred to as Transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C by the Portfolio are referred to as Transfer agent costs within the Statement of Assets and Liabilities.

Deferred compensation plan: Effective September 23, 2021, the Board has approved the termination of the deferred compensation plan. Payments will be made to applicable current and former Board members consistent with Section 409A of the Code. Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2022, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2022.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Market Participation Strategy VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

8. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2022, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$—	$9,533,594	$26,351,348	$84,170,350

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2022, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$419,638,231	$546	$(28,323,067)	$(28,322,521)

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Market Participation Strategy VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 15-16, 2022, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Market Participation Strategy VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and PGIM Quantitative Solutions LLC (formerly QMA LLC) (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2023.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Market Participation Strategy VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2021. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe and above its composite benchmark, each for the past 1-, 3- and 5-year periods.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were below the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Market Participation Strategy VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Morgan Stanley Capital Growth VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2022, and held for the entire six-month period until June 30, 2022.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period (B)	Ending Account Value June 30, 2022	Expenses Paid During Period (B)	Net Annualized Expense Ratio
Initial Class	$1,000.00	$433.50	$2.70	$1,021.00	$3.81	0.76%
Service Class	1,000.00	433.00	3.59	1,019.80	5.06	1.01

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2022

(unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks	98.2%
Other Investment Company	6.1
Repurchase Agreement	1.7
Over-the-Counter Foreign Exchange Options Purchased	0.1
Net Other Assets (Liabilities)	(6.1)
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Morgan Stanley Capital Growth VP

SCHEDULE OF INVESTMENTS

At June 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS - 98.2%
Automobiles - 0.4%
Rivian Automotive, Inc., Class A (A)	145,115	$3,735,260

Biotechnology - 1.1%
Alnylam Pharmaceuticals, Inc. (A)	21,249	3,099,167
Ginkgo Bioworks Holdings, Inc. (A) (B)	1,456,242	3,465,856
Moderna, Inc. (A)	21,210	3,029,848

		9,594,871

Capital Markets - 0.7%
Coinbase Global, Inc., Class A (A) (B)	129,590	6,093,322

Commercial Services & Supplies - 0.2%
Aurora Innovation, Inc. (A) (B)	900,563	1,720,075

Consumer Finance - 0.3%
Upstart Holdings, Inc. (A) (B)	77,541	2,451,847

Entertainment - 6.1%
ROBLOX Corp., Class A (A) (B)	1,266,435	41,615,054
Sea Ltd., ADR (A)	177,587	11,873,467

		53,488,521

Health Care Equipment & Supplies - 0.6%
Dexcom, Inc. (A)	68,024	5,069,829

Health Care Providers & Services - 4.0%
agilon health, Inc. (A) (B)	1,262,035	27,550,224
Guardant Health, Inc. (A)	195,859	7,900,952

		35,451,176

Health Care Technology - 4.6%
Doximity, Inc., Class A (A) (B)	418,497	14,572,066
GoodRx Holdings, Inc., Class A (A) (B)	470,076	2,782,850
Veeva Systems, Inc., Class A (A)	115,300	22,834,012

		40,188,928

Hotels, Restaurants & Leisure - 1.3%
Airbnb, Inc., Class A (A)	129,603	11,545,035

Interactive Media & Services - 1.5%
ZoomInfo Technologies, Inc. (A)	401,613	13,349,616

Internet & Direct Marketing Retail - 13.9%
Chewy, Inc., Class A (A) (B)	578,033	20,069,306
Coupang, Inc. (A) (B)	1,373,248	17,508,912
DoorDash, Inc., Class A (A)	713,872	45,809,166
Grab Holdings Ltd., Class A (A) (B)	4,563,533	11,545,739
MercadoLibre, Inc. (A)	27,105	17,262,361
Wayfair, Inc., Class A (A) (B)	234,804	10,228,062

		122,423,546

IT Services - 24.8%
Adyen NV (A) (B) (C)	17,045	24,598,185
Affirm Holdings, Inc. (A) (B)	97,009	1,751,982
Block, Inc. (A)	381,210	23,429,167
Cloudflare, Inc., Class A (A)	1,066,031	46,638,856
MongoDB, Inc. (A)	65,607	17,025,016
Shopify, Inc., Class A (A)	1,304,440	40,750,706
Snowflake, Inc., Class A (A)	460,600	64,051,036

		218,244,948

Leisure Products - 0.3%
Peloton Interactive, Inc., Class A (A) (B)	316,312	2,903,744

Life Sciences Tools & Services - 2.4%
10X Genomics, Inc., Class A (A) (B)	302,944	13,708,216
Illumina, Inc. (A)	41,953	7,734,455

		21,442,671

	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals - 7.0%
Royalty Pharma PLC, Class A	1,458,649	$ 61,321,604

Road & Rail - 4.8%
Uber Technologies, Inc. (A)	2,064,141	42,232,325

Semiconductors & Semiconductor Equipment - 3.5%
ASML Holding NV	63,716	30,321,170

Software - 20.4%
Bill.com Holdings, Inc. (A)	259,296	28,507,002
Datadog, Inc., Class A (A)	516,034	49,147,078
Trade Desk, Inc., Class A (A)	1,092,395	45,760,427
Unity Software, Inc. (A) (B)	586,272	21,586,535
Zoom Video Communications, Inc., Class A (A)	318,159	34,351,627

		179,352,669

Specialty Retail - 0.3%
Carvana Co. (A) (B)	109,976	2,483,258

Total Common Stocks (Cost $1,561,928,787)		863,414,415

OTHER INVESTMENT COMPANY - 6.1%
Securities Lending Collateral - 6.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.54% (D)	53,223,483	53,223,483

Total Other Investment Company (Cost $53,223,483)		53,223,483

	Principal	Value
REPURCHASE AGREEMENT - 1.7%
Fixed Income Clearing Corp., 0.35% (D), dated 06/30/2022, to be repurchased at $15,272,686 on 07/01/2022. Collateralized by a U.S. Government Obligation, 3.00%, due 06/30/2024, and with a value of $15,578,039.	$15,272,538	15,272,538

Total Repurchase Agreement (Cost $15,272,538)		15,272,538

Total Investments Excluding Options Purchased (Cost $1,630,424,808)		931,910,436
Total Options Purchased - 0.1% (Cost $9,516,568)		648,836

Total Investments (Cost $1,639,941,376)		932,559,272
Net Other Assets (Liabilities) - (6.1)%		(53,873,788)

Net Assets - 100.0%		$ 878,685,484

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Morgan Stanley Capital Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS PURCHASED:

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount/ Number of Contracts		Premiums Paid	Value
Put - USD vs. CNH	GSI	USD	7.27	11/10/2022	USD	643,088,656	$3,087,221	$635,372
Put - USD vs. CNH	JPM	USD	7.28	07/22/2022	USD	692,473,991	3,226,125	5,540
Put - USD vs. CNH	JPM	USD	7.38	07/27/2022	USD	201,201,640	1,067,375	1,006
Put - USD vs. CNH	JPM	USD	7.31	08/05/2022	USD	314,465,100	2,135,847	6,918

Total							$9,516,568	$648,836

INVESTMENT VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$838,816,230	$24,598,185	$—	$863,414,415
Other Investment Company	53,223,483	—	—	53,223,483
Repurchase Agreement	—	15,272,538	—	15,272,538
Over-the-Counter Foreign Exchange Options Purchased	—	648,836	—	648,836

Total Investments	$892,039,713	$40,519,559	$—	$932,559,272

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $150,478,168, collateralized by cash collateral of $53,223,483 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $101,802,619. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2022, the value of the 144A security is $24,598,185, representing 2.8% of the Portfolio’s net assets.
(D)	Rates disclosed reflect the yields at June 30, 2022.
(E)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2022. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

CURRENCY ABBREVIATIONS:

CNH	Chinese Yuan Renminbi (offshore)
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Morgan Stanley Capital Growth VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2022

(unaudited)

Assets:
Investments, at value (cost $1,624,668,838) (including securities loaned of $150,478,168)	$917,286,734
Repurchase agreement, at value (cost $15,272,538)	15,272,538
Cash	60,000
Foreign currency, at value (cost $3,123)	3,144
Receivables and other assets:
Net income from securities lending	92,018
Shares of beneficial interest sold	1,057,971
Interest	148
Tax reclaims	11,267
Prepaid expenses	6,173

Total assets	933,789,993

Liabilities:
Cash collateral received upon return of:
Securities on loan	53,223,483
Cash collateral at broker for:
OTC derivatives (A)	843,000
Payables and other liabilities:
Shares of beneficial interest redeemed	81,117
Investment management fees	551,546
Distribution and service fees	88,631
Transfer agent costs	1,487
Trustees, CCO and deferred compensation fees	41,691
Audit and tax fees	24,957
Custody fees	59,875
Legal fees	40,054
Printing and shareholder reports fees	107,206
Other accrued expenses	41,462

Total liabilities	55,104,509

Net assets	$878,685,484

Net assets consist of:
Capital stock ($0.01 par value)	$713,115
Additional paid-in capital	1,040,240,430
Total distributable earnings (accumulated losses)	(162,268,061)

Net assets	$878,685,484

Net assets by class:
Initial Class	$464,436,936
Service Class	414,248,548

Shares outstanding:
Initial Class	36,655,072
Service Class	34,656,394

Net asset value and offering price per share:
Initial Class	$12.67
Service Class	11.95

(A)	OTC derivatives may include swaps, options and/or swaptions and forward foreign currency contracts.

STATEMENT OF OPERATIONS

For the period ended June 30, 2022

(unaudited)

Investment Income:
Dividend income	$972,353
Interest income	5,687
Net income from securities lending	471,333
Withholding taxes on foreign income	(41,596)

Total investment income	1,407,777

Expenses:
Investment management fees	5,663,418
Distribution and service fees:
Service Class	748,999
Transfer agent costs	6,722
Trustees, CCO and deferred compensation fees	35,147
Audit and tax fees	28,005
Custody fees	92,400
Legal fees	78,127
Printing and shareholder reports fees	49,772
Other	63,434

Total expenses before waiver and/or reimbursement and recapture	6,766,024

Expenses waived and/or reimbursed:
Initial Class	(33,075)
Service Class	(35,222)
Recapture of previously waived and/or reimbursed fees:
Initial Class	2,760
Service Class	2,554

Net expenses	6,703,041

Net investment income (loss)	(5,295,264)

Net realized gain (loss) on:
Investments	(173,132,612)
Foreign currency transactions	(83,124)

Net realized gain (loss)	(173,215,736)

Net change in unrealized appreciation (depreciation) on:
Investments	(1,209,187,393)
Translation of assets and liabilities denominated in foreign currencies	80,155

Net change in unrealized appreciation (depreciation)	(1,209,107,238)

Net realized and change in unrealized gain (loss)	(1,382,322,974)

Net increase (decrease) in net assets resulting from operations	$(1,387,618,238)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Morgan Stanley Capital Growth VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2022 (unaudited)	December 31, 2021
From operations:
Net investment income (loss)	$(5,295,264)	$(22,230,664)
Net realized gain (loss)	(173,215,736)	753,327,371
Net change in unrealized appreciation (depreciation)	(1,209,107,238)	(688,500,994)

Net increase (decrease) in net assets resulting from operations	(1,387,618,238)	42,595,713

Dividends and/or distributions to shareholders:
Initial Class	—	(508,545,840)
Service Class	—	(277,018,189)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(785,564,029)

Capital share transactions:
Proceeds from shares sold:
Initial Class	8,311,583	120,848,693
Service Class	53,412,152	110,241,887

	61,723,735	231,090,580

Dividends and/or distributions reinvested:
Initial Class	—	508,545,840
Service Class	—	277,018,189

	—	785,564,029

Cost of shares redeemed:
Initial Class	(305,921,330)	(548,679,168)
Service Class	(41,187,076)	(148,902,782)

	(347,108,406)	(697,581,950)

Net increase (decrease) in net assets resulting from capital share transactions	(285,384,671)	319,072,659

Net increase (decrease) in net assets	(1,673,002,909)	(423,895,657)

Net assets:
Beginning of period/year	2,551,688,393	2,975,584,050

End of period/year	$878,685,484	$2,551,688,393

Capital share transactions - shares:
Shares issued:
Initial Class	455,075	3,320,077
Service Class	3,266,046	3,037,195

	3,721,121	6,357,272

Shares reinvested:
Initial Class	—	15,099,342
Service Class	—	8,700,320

	—	23,799,662

Shares redeemed:
Initial Class	(19,297,717)	(14,393,442)
Service Class	(2,289,169)	(4,189,873)

	(21,586,886)	(18,583,315)

Net increase (decrease) in shares outstanding:
Initial Class	(18,842,642)	4,025,977
Service Class	976,877	7,547,642

	(17,865,765)	11,573,619

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Morgan Stanley Capital Growth VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2022 (unaudited)		December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017
Net asset value, beginning of period/year	$29.23		$38.86	$18.46	$16.20	$18.06	$13.45

Investment operations:
Net investment income (loss) (A)	(0.06)		(0.25)	(0.19)	(0.13)	(0.09)	(0.09)
Net realized and unrealized gain (loss)	(16.50)		1.48	21.70	4.00	1.81	5.84

Total investment operations	(16.56)		1.23	21.51	3.87	1.72	5.75

Dividends and/or distributions to shareholders:
Net realized gains	—		(10.86)	(1.11)	(1.61)	(3.58)	(1.14)

Net asset value, end of period/year	$12.67		$29.23	$38.86	$18.46	$16.20	$18.06

Total return	(56.65	)%(B)	(0.53)%	117.87%	23.74%	6.68%	43.59%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$464,436		$1,621,984	$2,000,396	$1,316,457	$262,181	$239,786
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.77	%(C)	0.72%	0.73%	0.82%	0.87%	0.87%
Including waiver and/or reimbursement and recapture	0.76	%(C)	0.72%	0.73%	0.82%	0.87%	0.87%
Net investment income (loss) to average net assets	(0.58	)% (C)	(0.66)%	(0.70)%	(0.68)%	(0.48)%	(0.54)%
Portfolio turnover rate	22	%(B)	59%	52%	209%	50%	61%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2022 (unaudited)		December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017
Net asset value, beginning of period/year	$27.60		$37.32	$17.80	$15.70	$17.63	$13.18

Investment operations:
Net investment income (loss) (A)	(0.07)		(0.32)	(0.26)	(0.16)	(0.14)	(0.13)
Net realized and unrealized gain (loss)	(15.58)		1.46	20.89	3.87	1.79	5.72

Total investment operations	(15.65)		1.14	20.63	3.71	1.65	5.59

Dividends and/or distributions to shareholders:
Net realized gains	—		(10.86)	(1.11)	(1.61)	(3.58)	(1.14)

Net asset value, end of period/year	$11.95		$27.60	$37.32	$17.80	$15.70	$17.63

Total return	(56.70	)%(B)	(0.83)%	117.29%	23.47%	6.44%	43.26%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$414,249		$929,704	$975,188	$407,389	$121,507	$103,535
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.02	%(C)	0.97%	0.98%	1.07%	1.12%	1.12%
Including waiver and/or reimbursement and recapture	1.01	%(C)	0.97%	0.98%	1.07%	1.12%	1.12%
Net investment income (loss) to average net assets	(0.83	)% (C)	(0.91)%	(0.96)%	(0.90)%	(0.73)%	(0.79)%
Portfolio turnover rate	22	%(B)	59%	52%	209%	50%	61%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Morgan Stanley Capital Growth VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2022

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Morgan Stanley Capital Growth VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Morgan Stanley Capital Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

1. ORGANIZATION (continued)

period ended June 30, 2022, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2022 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Morgan Stanley Capital Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

3. INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Morgan Stanley Capital Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

3. INVESTMENT VALUATION (continued)

modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2022, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2022.

Repurchase agreements at June 30, 2022, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust – Government Money Market Portfolio.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Morgan Stanley Capital Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2022, if any, are shown on a gross basis within the Schedule of Investments.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2022.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$53,223,483	$—	$—	$—	$53,223,483
Total Borrowings	$53,223,483	$—	$—	$—	$53,223,483

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Option contracts: The Portfolio is subject to equity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio may enter into option contracts to manage exposure to various market fluctuations. The Portfolio may purchase or write call and put options on securities and derivative instruments in which the Portfolio owns or may invest. Options are valued at the average of the bid and ask price established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms. Options can be traded through an exchange or through privately negotiated arrangements with a dealer in an OTC transaction. Options traded on an exchange are generally cleared through a clearinghouse such as the Options Clearing Corp.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Morgan Stanley Capital Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Portfolio pays premiums, which are included within the Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying instrument to determine the realized gain or loss.

Options on foreign currency: The Portfolio may purchase or write foreign currency options. Purchasing or writing options on foreign currency gives the Portfolio the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date.

Open option contracts at June 30, 2022, if any, are included within the Schedule of Investments.

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2022.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions:
Investments, at value (A)	$—	$648,836	$—	$—	$—	$648,836
Total	$—	$648,836	$—	$—	$—	$648,836

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.

The following is a summary of the location and the effect of derivative investments, if any, within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2022.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (A)	$—	$(5,727,106)	$—	$—	$—	$(5,727,106)
Total	$—	$(5,727,106)	$—	$—	$—	$(5,727,106)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (B)	$—	$2,897,039	$—	$—	$—	$2,897,039
Total	$—	$2,897,039	$—	$—	$—	$2,897,039

(A)	Included within Net realized gain (loss) on Investments in the Statement of Operations.
(B)	Included within Net change in unrealized appreciation (depreciation) on Investments in the Statement of Operations.

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2022.

Options:
Average value of option contracts purchased	$1,783,976

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar master agreements (collectively, “Master Agreements”) with its contract counterparties for certain OTC derivatives in order to, among other things, reduce credit risk to counterparties.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Morgan Stanley Capital Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain OTC derivative financial instruments payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty.

Various Master Agreements govern the terms of certain transactions with counterparties and typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Portfolio exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Portfolio’s net liability may be delayed or denied.

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to pledge collateral on derivatives to a counterparty if the Portfolio is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Portfolio to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Portfolio from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments.

Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.

To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. Additionally, to the extent the Portfolio has delivered collateral to a counterparty, the Portfolio bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.

The following is a summary of the Portfolio OTC derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement and net of the related collateral received/pledged by the Portfolio as of June 30, 2022. For financial reporting purposes, the Portfolio does not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Statement of Assets and Liabilities. See the Repurchase agreement section within the notes for offsetting and collateral information pertaining to repurchase agreements that are subject to master netting agreements.

	Gross Amounts of Assets Presented within Statement of Assets and Liabilities (A)	Gross Amounts Not Offset within Statement of Assets and Liabilities		Net Receivable	Gross Amounts of Liabilities Presented within Statement of Assets and Liabilities (A)	Gross Amounts Not Offset within Statement of Assets and Liabilities		Net Payable
Counterparty		Financial Instruments	Collateral Received (B)			Financial Instruments	Collateral Pledged (B)
	Assets				Liabilities
Goldman Sachs International	$635,372	$—	$(631,000)	$4,372	$—	$—	$—	$—
JPMorgan Chase Bank, N.A.	13,464	—	(13,464)	—	—	—	—	—

Total	$648,836	$—	$(644,464)	$4,372	$—	$—	$—	$—

(A)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset within the Statement of Assets and Liabilities.
(B)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Morgan Stanley Capital Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

6. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities and other assets may go up or down, sometimes sharply and unpredictably, due to general market conditions, overall economic trends or events, inflation, changes in interest rates, government actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by wars, tariffs, trade disputes or other factors, political developments, investor sentiment, the global and domestic effects of a pandemic or other health emergency, and other factors that may or may not be related to the issuer of the security or other asset. The market prices of securities and other assets also may go down due to events or conditions that affect particular sectors, industries, issuers, or geographies. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets. If the value of the Portfolio’s securities and assets fall, the value of your investment will go down. The Portfolio may experience a substantial or complete loss on any individual security or asset.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, the imposition of economic sanctions, public health events (such as the spread of infectious disease), wars, terrorism, cybersecurity events, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. In the past decade, financial markets throughout the world have experienced increased volatility and decreased liquidity. These conditions may continue or worsen. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down. Securities markets may also be susceptible to market manipulation or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or adversely affect the value of securities traded in these markets, including the Portfolio’s securities.

The pandemic of the novel coronavirus respiratory disease designated COVID-19 has resulted in economic downturns throughout the world, severe losses, particularly to some sectors of the economy and individual issuers, and reduced liquidity of many instruments. There also have been significant disruptions to business operations, including business closures; strained healthcare systems; disruptions to supply chains and employee availability; large fluctuations in consumer demand; and widespread uncertainty regarding the duration and long-term effects of the pandemic. Economic downturns may be prolonged, and political and social instability, continued volatility and decreased liquidity in the securities markets may result. Developing or emerging market countries may be more impacted by the pandemic.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. These and other government intervention into the economy and financial markets may not work as intended. In addition, government actions to mitigate the economic impact of the pandemic have resulted in large expansion of government deficits and debt, the long-term consequences of which are not known. Rates of inflation have recently risen, which could adversely affect economies and markets. The pandemic could continue to adversely affect the value and liquidity of the Portfolio’s investments.

Europe: A number of countries in Europe have experienced severe economic and financial difficulties; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen or spread within or outside Europe. Responses to the financial problems by European governments, central banks and others may not work, may result in conflicts and social unrest and may limit future growth and economic recovery or have other unintended consequences. In January, 2020, through “Brexit,” the United Kingdom withdrew from the European Union. The ramifications of Brexit are unknown, and the implications of possible political, regulatory, economic, and market outcomes could be significant. The United Kingdom has one of the largest economies in Europe and is a major trading partner with European Union countries and the United States. Brexit may create additional and substantial economic stresses for the United Kingdom, including a contraction of the United Kingdom’s economy, decreased trade, capital outflows, devaluation of the British pound, and a decrease in business and consumer spending and investment. The negative impact on not only the United Kingdom and European Union economies but also the broader global economy could be significant. A number of countries in Europe have suffered terror attacks, and additional attacks may occur in the future. Europe has also been struggling with mass migration from the Middle East, Eastern Europe and Africa. The ultimate effects of these events and other socio-political or geopolitical issues could profoundly affect global economies and markets. Whether or not the Portfolio invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of the Portfolio’s investments.

Additional Market Disruption: Russia’s invasion of Ukraine in February, 2022, the resulting responses by the United States and other countries, and the potential for wider conflict, have increased and may continue to increase volatility and uncertainty in financial markets

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Morgan Stanley Capital Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

6. RISK FACTORS (continued)

worldwide. The United States and other countries have imposed broad-ranging economic sanctions on Russia and Russian entities and individuals, and may impose additional sanctions, including on other countries that provide military or economic support to Russia. These sanctions, among other things, restrict companies from doing business with Russia and Russian issuers, and may adversely affect companies with economic or financial exposure to Russia and Russian issuers. The extent and duration of Russia’s military actions and the repercussions of such actions are not known. The invasion may widen beyond Ukraine and may escalate, including through retaliatory actions and cyberattacks by Russia and even other countries. These events may result in further and significant market disruptions and may adversely affect regional and global economies including those of Europe and the United States. Certain industries and markets, such as those involving oil, natural gas and other commodities, as well as global supply chains, may be particularly adversely affected. Whether or not the Portfolio invests in securities of issuers located in Russia, Ukraine and adjacent countries or with significant exposure to issuers in these countries, these events could negatively affect the value and liquidity of the Portfolio’s investments.

Growth stocks risk: Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks typically are particularly sensitive to market movements and may involve larger price swings because their market prices tend to reflect future expectations. When it appears those expectations may not be met, the prices of growth securities typically fall. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

Foreign investment risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the Portfolio’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers.

7. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee, CCO and deferred compensation fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Morgan Stanley Capital Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoint	Rate
First $750 million	0.755%
Over $750 million up to $1.5 billion	0.715
Over $1.5 billion up to $3 billion	0.645
Over $3 billion up to $5 billion	0.630
Over $5 billion up to $7 billion	0.570
Over $7 billion	0.550

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net assets. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.76%	May 1, 2023
Service Class	1.01	May 1, 2023

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2022 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

For the 36-month period ended June 30, 2022, the balances available for recapture by TAM for the Portfolio are as follows:

	Amounts Available
Class	2019	2020	2021	2022	Total
Initial Class	$—	$—	$—	$30,315	$30,315
Service Class	—	—	—	32,668	32,668

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2023. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Morgan Stanley Capital Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Technology Holdings, Inc (“SS&C”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C related to applicable sub-transfer agency services. For the period ended June 30, 2022, (i) the expenses paid to SS&C by the Portfolio are referred to as Transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C by the Portfolio are referred to as Transfer agent costs within the Statement of Assets and Liabilities.

Deferred compensation plan: Effective September 23, 2021, the Board has approved the termination of the deferred compensation plan. Payments will be made to applicable current and former Board members consistent with Section 409A of the Code. Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2022, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: Brokerage commissions incurred on security transactions placed with affiliates of the Investment Manager or sub-adviser.

For the the period ended June 30, 2022, brokerage commissions are $631.

8. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2022, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 349,997,788	$ —	$ 567,843,361	$ —

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2022, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 1,639,941,376	$ 4,468,341	$ (711,850,445)	$ (707,382,104)

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Morgan Stanley Capital Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 15-16, 2022, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Morgan Stanley Capital Growth VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Morgan Stanley Investment Management, Inc. (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2023.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative fee, expense, and performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Morgan Stanley Capital Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2021. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 3-, 5- and 10-year periods and below the median for the past 1-year period. The Board also noted that the performance of Service Class Shares of the Portfolio was above its benchmark for the past 3-, 5- and 10-year periods and below its benchmark for the past 1-year period. The Trustees discussed the reasons for the underperformance with TAM and TAM agreed to continue to closely monitor and report to the Board on the performance of the Portfolio.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were in line with the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Morgan Stanley Capital Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio and that TAM believes the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Morgan Stanley Global Allocation Managed Risk – Balanced VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2022, and held for the entire six-month period until June 30, 2022.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period (B)	Ending Account Value June 30, 2022	Expenses Paid During Period (B)	Net Annualized Expense Ratio (C)
Service Class	$1,000.00	$859.30	$2.17	$1,022.50	$2.36	0.47%

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Net annualized expense ratios, as disclosed in the table, do not include the expenses of the underlying investments in which the Portfolio invests. The net annualized expense ratios, as stated in the fee table of the Portfolio’s Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2022

(unaudited)

Asset Allocation	Percentage of Net Assets
International Mixed Allocation Fund	90.6%
Repurchase Agreement	7.5
Net Other Assets (Liabilities)	1.9
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Morgan Stanley Global Allocation Managed Risk – Balanced VP

SCHEDULE OF INVESTMENTS

At June 30, 2022

(unaudited)

	Shares	Value
INVESTMENT COMPANY - 90.6%
International Mixed Allocation Fund - 90.6%
Transamerica Morgan Stanley Global Allocation VP (A)	29,109,716	$220,651,648

Total Investment Company (Cost $254,299,789)		220,651,648

	Principal	Value
REPURCHASE AGREEMENT - 7.5%
Fixed Income Clearing Corp., 0.35% (B), dated 06/30/2022, to be repurchased at $18,224,957 on 07/01/2022. Collateralized by a U.S. Government Obligation, 3.00%, due 06/30/2024, and with a value of $18,589,341.	$18,224,779	18,224,779

Total Repurchase Agreement (Cost $18,224,779)		18,224,779

Total Investments (Cost $272,524,568)		238,876,427
Net Other Assets (Liabilities) - 1.9%		4,605,969

Net Assets - 100.0%		$ 243,482,396

FUTURES CONTRACTS:

Short Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
E-Mini Russell 2000® Index	(32)	09/16/2022	$(2,838,203)	$(2,732,800)	$105,403	$—
EUR Currency	(117)	09/19/2022	(15,540,898)	(15,411,825)	129,073	—
EURO STOXX 50® Index	(397)	09/16/2022	(14,457,918)	(14,315,804)	142,114	—
FTSE 100 Index	(38)	09/16/2022	(3,307,491)	(3,293,990)	13,501	—
GBP Currency	(45)	09/19/2022	(3,466,371)	(3,430,969)	35,402	—
JPY Currency	(77)	09/19/2022	(7,225,607)	(7,137,419)	88,188	—
MSCI Emerging Markets Index	(195)	09/16/2022	(9,807,044)	(9,776,325)	30,719	—
Nikkei 225 Index	(37)	09/08/2022	(7,444,900)	(7,193,838)	251,062	—
S&P 500® E-Mini Index	(229)	09/16/2022	(44,274,263)	(43,389,775)	884,488	—
S&P Midcap 400® E-Mini Index	(7)	09/16/2022	(1,641,235)	(1,587,600)	53,635	—

Total Futures Contracts					$1,733,585	$—

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Company	$220,651,648	$—	$—	$220,651,648
Repurchase Agreement	—	18,224,779	—	18,224,779

Total Investments	$220,651,648	$18,224,779	$—	$238,876,427

Other Financial Instruments
Futures Contracts (D)	$1,733,585	$—	$—	$1,733,585

Total Other Financial Instruments	$1,733,585	$—	$—	$1,733,585

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Morgan Stanley Global Allocation Managed Risk – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in the Class I2 shares of Transamerica Funds and/or affiliated investment in the Initial Class shares of Transamerica Series Trust. The Portfolio’s transactions and earnings are as follows:

Affiliated Investments	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value June 30, 2022	Shares as of June 30, 2022	Dividend Income	Net Capital Gain Distributions
Transamerica Morgan Stanley Global Allocation VP	$292,553,955	$—	$(24,312,423)	$(5,325,098)	$(42,264,786)	$220,651,648	29,109,716	$—	$—

(B)	Rate disclosed reflects the yield at June 30, 2022.
(C)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2022. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(D)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen

PORTFOLIO ABBREVIATIONS:

FTSE	Financial Times Stock Exchange
STOXX	Deutsche Börse Group & SIX Group Index

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Morgan Stanley Global Allocation Managed Risk – Balanced VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2022

(unaudited)

Assets:
Affiliated investments, at value (cost $254,299,789)	$220,651,648
Repurchase agreement, at value (cost $18,224,779)	18,224,779
Receivables and other assets:
Interest	177
Variation margin receivable on futures contracts	6,182,676
Prepaid expenses	1,091

Total assets	245,060,371

Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	212,788
Due to custodian	1,235,250
Investment management fees	28,106
Distribution and service fees	51,449
Transfer agent costs	599
Trustees, CCO and deferred compensation fees	3,890
Audit and tax fees	11,918
Custody fees	5,062
Legal fees	1,941
Printing and shareholder reports fees	20,037
Other accrued expenses	6,935

Total liabilities	1,577,975

Net assets	$243,482,396

Net assets consist of:
Capital stock ($0.01 par value)	$271,632
Additional paid-in capital	263,609,004
Total distributable earnings (accumulated losses)	(20,398,240)

Net assets	$243,482,396

Shares outstanding	27,163,153

Net asset value and offering price per share	$8.96

STATEMENT OF OPERATIONS

For the period ended June 30, 2022

(unaudited)

Investment Income:
Interest income from unaffiliated investments	$4,112

Total investment income	4,112

Expenses:
Investment management fees	270,963
Distribution and service fees	338,703
Transfer agent costs	1,548
Trustees, CCO and deferred compensation fees	4,795
Audit and tax fees	12,114
Custody fees	10,706
Legal fees	8,061
Printing and shareholder reports fees	8,517
Other	11,389

Total expenses before waiver and/or reimbursement and recapture	666,796

Expense waived and/or reimbursed	(28,168)

Net expenses	638,628

Net investment income (loss)	(634,516)

Net realized gain (loss) on:
Affiliated investments	(5,325,098)
Futures contracts	4,969,813

Net realized gain (loss)	(355,285)

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	(42,264,786)
Futures contracts	1,733,585
Translation of assets and liabilities denominated in foreign currencies	(9,756)

Net change in unrealized appreciation (depreciation)	(40,540,957)

Net realized and change in unrealized gain (loss)	(40,896,242)

Net increase (decrease) in net assets resulting from operations	$(41,530,758)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Morgan Stanley Global Allocation Managed Risk – Balanced VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2022 (unaudited)	December 31, 2021
From operations:
Net investment income (loss)	$(634,516)	$37,923,719
Net realized gain (loss)	(355,285)	2,668,136
Net change in unrealized appreciation (depreciation)	(40,540,957)	(19,652,508)

Net increase (decrease) in net assets resulting from operations	(41,530,758)	20,939,347

Dividends and/or distributions to shareholders:
Dividends and/or distributions to shareholders	—	(15,733,696)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(15,733,696)

Capital share transactions:
Proceeds from shares sold	817,635	6,220,723
Dividends and/or distributions reinvested	—	15,733,696
Cost of shares redeemed	(16,099,964)	(25,925,339)

Net increase (decrease) in net assets resulting from capital share transactions	(15,282,329)	(3,970,920)

Net increase (decrease) in net assets	(56,813,087)	1,234,731

Net assets:
Beginning of period/year	300,295,483	299,060,752

End of period/year	$243,482,396	$300,295,483

Capital share transactions - shares:
Shares issued	83,022	591,534
Shares reinvested	—	1,514,311
Shares redeemed	(1,662,073)	(2,443,245)

Net increase (decrease) in shares outstanding	(1,579,051)	(337,400)

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2022 (unaudited)		December 31, 2021	December 31, 2020		December 31, 2019	December 31, 2018		December 31, 2017
Net asset value, beginning of period/year	$10.45		$10.28	$10.03		$9.01	$9.88		$8.84

Investment operations:
Net investment income (loss) (A)	(0.02)		1.32	0.54		0.13	0.33		0.13
Net realized and unrealized gain (loss)	(1.47)		(0.59)	0.09		1.18	(1.09)		0.97

Total investment operations	(1.49)		0.73	0.63		1.31	(0.76)		1.10

Dividends and/or distributions to shareholders:
Net investment income	—		(0.56)	(0.13)		(0.29)	(0.11)		(0.06)
Net realized gains	—		—	(0.25)		—	—		—

Total dividends and/or distributions to shareholders	—		(0.56)	(0.38)		(0.29)	(0.11)		(0.06)

Net asset value, end of period/year	$8.96		$10.45	$10.28		$10.03	$9.01		$9.88

Total return	(14.07	)%(B)	7.18%	6.49%		14.71%	(7.76)%		12.51%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$243,482		$300,295	$299,061		$286,813	$228,627		$207,765
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.49	%(D)	0.48%	0.53%		0.56%	0.57%		0.56%
Including waiver and/or reimbursement and recapture	0.47	%(D)	0.47%	0.51	%(E)	0.57%	0.57	%(F)	0.57%
Net investment income (loss) to average net assets	(0.47	)%(D)	12.45%	5.60%		1.41%	3.40%		1.42%
Portfolio turnover rate	—	%(B)	—%	5%		—%	—%		—%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Portfolio invests.
(D)	Annualized.
(E)	Effective May 1, 2020, the Portfolio’s operating expense limit changed from 0.57% to 0.47%.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Morgan Stanley Global Allocation Managed Risk – Balanced VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2022

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Morgan Stanley Global Allocation Managed Risk – Balanced VP (the “Portfolio”) is a series of TST and is classified as non-diversified under the 1940 Act. The Portfolio currently offers one class of shares, Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Morgan Stanley Global Allocation Managed Risk – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

1. ORGANIZATION (continued)

Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2022, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Cash overdraft: The Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the Federal Funds Rate.

Payables, if any, are reflected as Due to custodian within the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts are reflected in Custody fees within the Statement of Operations. Expenses, if any, from foreign cash overdrafts are reflected in Other expenses within the Statement of Operations.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Morgan Stanley Global Allocation Managed Risk – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

3. INVESTMENT VALUATION (continued)

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Morgan Stanley Global Allocation Managed Risk – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2022, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2022.

Repurchase agreements at June 30, 2022, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Morgan Stanley Global Allocation Managed Risk – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2022, if any, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2022.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$—	$252,663	$1,480,922	$—	$—	$1,733,585
Total	$—	$252,663	$1,480,922	$—	$—	$1,733,585

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments, if any, within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2022.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$1,187,139	$3,782,674	$—	$—	$4,969,813
Total	$—	$1,187,139	$3,782,674	$—	$—	$4,969,813

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$252,663	$1,480,922	$—	$—	$1,733,585
Total	$—	$252,663	$1,480,922	$—	$—	$1,733,585

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Morgan Stanley Global Allocation Managed Risk – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2022.

Futures contracts:
Average notional value of contracts – short	$(59,725,748)

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to pledge collateral on derivatives to a counterparty if the Portfolio is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Portfolio to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Portfolio from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments.

Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.

To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. Additionally, to the extent the Portfolio has delivered collateral to a counterparty, the Portfolio bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.

6. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities and other assets may go up or down, sometimes sharply and unpredictably, due to general market conditions, overall economic trends or events, inflation, changes in interest rates, government actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by wars, tariffs, trade disputes or other factors, political developments, investor sentiment, the global and domestic effects of a pandemic or other health emergency, and other factors that may or may not be related to the issuer of the security or other asset. The market prices of securities and other assets also may go down due to events or conditions that affect particular sectors, industries, issuers, or geographies. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets. If the value of the Portfolio’s securities and assets fall, the value of your investment will go down. The Portfolio may experience a substantial or complete loss on any individual security or asset.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, the imposition of economic sanctions, public health events (such as the spread of infectious disease), wars, terrorism, cybersecurity events, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. In the past decade, financial markets throughout the world have experienced increased volatility and decreased liquidity. These conditions may continue or worsen. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down. Securities markets may also be susceptible to market manipulation or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or adversely affect the value of securities traded in these markets, including the Portfolio’s securities.

The pandemic of the novel coronavirus respiratory disease designated COVID-19 has resulted in economic downturns throughout the world, severe losses, particularly to some sectors of the economy and individual issuers, and reduced liquidity of many instruments.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Morgan Stanley Global Allocation Managed Risk – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

6. RISK FACTORS (continued)

There also have been significant disruptions to business operations, including business closures; strained healthcare systems; disruptions to supply chains and employee availability; large fluctuations in consumer demand; and widespread uncertainty regarding the duration and long-term effects of the pandemic. Economic downturns may be prolonged, and political and social instability, continued volatility and decreased liquidity in the securities markets may result. Developing or emerging market countries may be more impacted by the pandemic.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. These and other government intervention into the economy and financial markets may not work as intended. In addition, government actions to mitigate the economic impact of the pandemic have resulted in large expansion of government deficits and debt, the long-term consequences of which are not known. Rates of inflation have recently risen, which could adversely affect economies and markets. The pandemic could continue to adversely affect the value and liquidity of the Portfolio’s investments.

Europe: A number of countries in Europe have experienced severe economic and financial difficulties; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen or spread within or outside Europe. Responses to the financial problems by European governments, central banks and others may not work, may result in conflicts and social unrest and may limit future growth and economic recovery or have other unintended consequences. In January, 2020, through “Brexit,” the United Kingdom withdrew from the European Union. The ramifications of Brexit are unknown, and the implications of possible political, regulatory, economic, and market outcomes could be significant. The United Kingdom has one of the largest economies in Europe and is a major trading partner with European Union countries and the United States. Brexit may create additional and substantial economic stresses for the United Kingdom, including a contraction of the United Kingdom’s economy, decreased trade, capital outflows, devaluation of the British pound, and a decrease in business and consumer spending and investment. The negative impact on not only the United Kingdom and European Union economies but also the broader global economy could be significant. A number of countries in Europe have suffered terror attacks, and additional attacks may occur in the future. Europe has also been struggling with mass migration from the Middle East, Eastern Europe and Africa. The ultimate effects of these events and other socio-political or geopolitical issues could profoundly affect global economies and markets. Whether or not the Portfolio invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of the Portfolio’s investments.

Additional Market Disruption: Russia’s invasion of Ukraine in February, 2022, the resulting responses by the United States and other countries, and the potential for wider conflict, have increased and may continue to increase volatility and uncertainty in financial markets worldwide. The United States and other countries have imposed broad-ranging economic sanctions on Russia and Russian entities and individuals, and may impose additional sanctions, including on other countries that provide military or economic support to Russia. These sanctions, among other things, restrict companies from doing business with Russia and Russian issuers, and may adversely affect companies with economic or financial exposure to Russia and Russian issuers. The extent and duration of Russia’s military actions and the repercussions of such actions are not known. The invasion may widen beyond Ukraine and may escalate, including through retaliatory actions and cyberattacks by Russia and even other countries. These events may result in further and significant market disruptions and may adversely affect regional and global economies including those of Europe and the United States. Certain industries and markets, such as those involving oil, natural gas and other commodities, as well as global supply chains, may be particularly adversely affected. Whether or not the Portfolio invests in securities of issuers located in Russia, Ukraine and adjacent countries or with significant exposure to issuers in these countries, these events could negatively affect the value and liquidity of the Portfolio’s investments.

Asset class allocation risk: The Portfolio’s investment performance is significantly impacted by the Portfolio’s asset class allocation and reallocation from time to time. The sub-adviser’s decisions whether and when to tactically overweight or underweight asset classes, create and apply formulas for de-risking or ending de-risking and select a mix of underlying Portfolios may not produce the desired results. These actions may be unsuccessful in maximizing return and/or avoiding investment losses. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class is incorrect. The Portfolio’s balance between equity and debt securities limits its potential for capital appreciation relative to an all-stock fund and contributes to greater volatility relative to an all-bond fund.

Managed risk strategy risk: The Portfolio employs a managed risk strategy. The strategy attempts to stabilize the volatility of the Portfolio around a target volatility level and manage downside exposure during periods of significant market declines but may not work

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Morgan Stanley Global Allocation Managed Risk – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

6. RISK FACTORS (continued)

as intended. Because market conditions change, sometimes rapidly and unpredictably, the success of the strategy also will be subject to the sub-adviser’s ability to implement the strategy in a timely and efficient manner. The strategy may result in periods of underperformance and may fail to protect against market declines. The strategy may limit the Portfolio’s ability to participate in up markets, may cause the Portfolio to underperform its benchmark in up markets, may increase transaction costs at the Portfolio and/or underlying ETF level and may result in substantial losses if it does not work as intended. For example, if the Portfolio has reduced its equity exposure to avoid losses in certain market conditions, and the market rises sharply and quickly, there may be a delay in increasing the Portfolio’s equity exposure, causing the Portfolio to forgo gains from the market rebound. Managing the Portfolio pursuant to the strategy may result in the Portfolio not achieving its stated asset mix goal due to unforeseen or unanticipated market conditions. The strategy also serves to reduce the risk to the Transamerica insurance companies that provide guaranteed benefits under certain variable contracts from equity market volatility and to facilitate their provision of those guaranteed benefits. The strategy also may have the effect of limiting the amount of guaranteed benefits. The Portfolio’s performance may be lower than similar portfolios that are not subject to a managed risk strategy.

Non-diversification risk: As a “non-diversified” Portfolio, the Portfolio may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. Investing in a smaller number of issuers will make the Portfolio more susceptible to negative events affecting those issuers.

7. INVESTMENT CONCENTRATION

Throughout the period, the Portfolio can have investments that account for a significant percentage of the Portfolio’s total assets. As of June 30, 2022, the most recent financial statements are included within this report for the following investments:

Investment	Percentage of Total Assets
Transamerica Morgan Stanley Global Allocation VP	90.04%

8. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee, CCO and deferred compensation fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Morgan Stanley Global Allocation Managed Risk – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints	Rate
First $2 billion	0.20%
Over $2 billion up to $4 billion	0.19
Over $4 billion up to $6 billion	0.18
Over $6 billion up to $8 billion	0.17
Over $8 billion up to $10 billion	0.16
Over $10 billion	0.15

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net assets. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Service Class	0.47%	May 1, 2023

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2022 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

For the 36-month period ended June 30, 2022, the balances available for recapture by TAM for the Portfolio are as follows:

	Amounts Available
Class	2019	2020	2021	2022	Total
Service Class	$—	$64,679	$50,381	$28,168	$143,228

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets up to an annual fee of 0.25% of Service Class shares.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Morgan Stanley Global Allocation Managed Risk – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Technology Holdings, Inc (“SS&C”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C related to applicable sub-transfer agency services. For the period ended June 30, 2022, (i) the expenses paid to SS&C by the Portfolio are referred to as Transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C by the Portfolio are referred to as Transfer agent costs within the Statement of Assets and Liabilities.

Deferred compensation plan: Effective September 23, 2021, the Board has approved the termination of the deferred compensation plan. Payments will be made to applicable current and former Board members consistent with Section 409A of the Code. Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2022, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2022.

9. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2022, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities	Sales of Securities
$ —	$ 24,312,423

10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2022, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 272,524,568	$ 1,733,585	$ (33,648,141)	$ (31,914,556)

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Morgan Stanley Global Allocation Managed Risk – Balanced VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 15-16, 2022, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Morgan Stanley Global Allocation Managed Risk – Balanced VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Milliman Financial Risk Management LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2023.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative fee, expense, and performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Morgan Stanley Global Allocation Managed Risk – Balanced VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2021. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was below the median for its peer universe for the past 1-, 3- and 5-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was above its composite benchmark for the past 1-year period and below its composite benchmark for the past 3- and 5-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on May 1, 2020 pursuant to its current investment objective, investment strategies and benchmark. The Trustees observed that the performance of the Portfolio had improved during the first quarter of 2022.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Morgan Stanley Global Allocation Managed Risk – Balanced VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Morgan Stanley Global Allocation VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2022, and held for the entire six-month period until June 30, 2022.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period (B)	Ending Account Value June 30, 2022	Expenses Paid During Period (B)	Net Annualized Expense Ratio (C)
Initial Class	$1,000.00	$829.30	$4.13	$1,020.30	$4.56	0.91%
Service Class	1,000.00	828.40	4.81	1,019.50	5.31	1.06

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Net annualized expense ratios, as disclosed in the table, do not include the expenses of the underlying investments in which the Portfolio invests. The net annualized expense ratios, as stated in the fee table of the Portfolio’s Prospectus, may differ from the expense ratios disclosed in this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Morgan Stanley Global Allocation VP

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2022

(unaudited)

Asset Allocation	Percentage of Net Assets
Foreign Government Obligations	29.3%
Repurchase Agreements	22.4
Common Stocks	20.9
Corporate Debt Securities	12.7
U.S. Government Obligations	7.4
U.S. Government Agency Obligations	4.7
Mortgage-Backed Securities	1.9
Other Investment Company	1.5
Asset-Backed Securities	0.4
Municipal Government Obligation	0.1
Preferred Stocks	0.1
Short-Term U.S. Government Obligations	0.1
Convertible Bonds	0.0	*
Loan Assignments	0.0	*
Warrant	0.0	*
Net Other Assets (Liabilities) ^	(1.5)
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

*	Percentage rounds to less than 0.1% or (0.1)%.
^

The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS

At June 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS - 20.9%
Argentina - 0.0% (A)
MercadoLibre, Inc. (B)	71	$45,218

Australia - 1.1%
Ampol Ltd.	2,941	69,415
APA Group	14,220	110,742
Aristocrat Leisure Ltd.	7,365	175,184
ASX Ltd.	2,351	132,889
Aurizon Holdings Ltd.	22,391	58,889
Australia & New Zealand Banking Group Ltd.	35,742	544,376
BHP Group Ltd.	24,860	693,204
BHP Group Ltd.	36,105	1,033,816
BlueScope Steel Ltd.	6,214	68,470
Brambles Ltd.	17,539	129,689
Cochlear Ltd.	810	111,207
Coles Group Ltd.	16,219	199,597
Commonwealth Bank of Australia	21,641	1,352,054
Computershare Ltd.	6,602	112,585
CSL Ltd.	5,656	1,050,177
Dexus, REIT	13,239	81,413
Domino’s Pizza Enterprises Ltd.	727	34,173
Endeavour Group Ltd.	16,455	86,084
Evolution Mining Ltd.	22,269	36,386
Fortescue Metals Group Ltd.	20,771	249,766
Goodman Group, REIT	20,242	249,943
GPT Group, REIT	23,527	68,762
IDP Education Ltd. (C)	2,549	41,740
Insurance Australia Group Ltd.	30,669	92,484
Lendlease Corp. Ltd.	8,610	54,234
Lottery Corp. Ltd. (B)	27,347	85,321
Macquarie Group Ltd.	4,262	485,254
Magellan Financial Group Ltd. (C)	1,664	14,879
Medibank Pvt Ltd.	33,304	74,907
Mirvac Group, REIT	48,620	66,458
National Australia Bank Ltd.	41,135	780,036
Newcrest Mining Ltd.	10,120	144,172
Northern Star Resources Ltd.	13,646	64,009
Orica Ltd.	5,022	54,944
Origin Energy Ltd.	21,513	85,397
Qantas Airways Ltd. (B)	11,408	35,306
QBE Insurance Group Ltd.	18,469	155,193
Quintis Australia Pty Ltd. (C) (D) (E) (F)	1,725,383	1
Ramsay Health Care Ltd.	2,244	113,660
REA Group Ltd. (C)	637	49,190
Reece Ltd.	3,527	33,502
Rio Tinto Ltd.	4,515	322,095
Santos Ltd.	38,897	197,215
Scentre Group, REIT	62,940	113,012
SEEK Ltd.	4,075	59,112
Sonic Healthcare Ltd.	5,619	128,075
South32 Ltd.	56,568	153,282
Stockland, REIT	29,039	72,504
Suncorp Group Ltd.	15,636	119,236
Tabcorp Holdings Ltd.	27,353	20,191
Telstra Corp. Ltd.	50,513	134,353
Transurban Group	37,127	369,388
Treasury Wine Estates Ltd.	8,730	68,462
Vicinity Centres, REIT	47,342	60,141
Washington H Soul Pattinson & Co. Ltd. (C)	2,684	43,711
Wesfarmers Ltd.	13,721	396,866

	Shares	Value
COMMON STOCKS (continued)
Australia (continued)
Westpac Banking Corp. (C)	44,991	$ 606,880
WiseTech Global Ltd.	1,714	44,945
Woodside Energy Group Ltd.	18,887	415,108
Woodside Energy Group Ltd. (B)	4,493	95,166
Woolworths Group Ltd.	15,403	378,334

		12,877,584

Austria - 0.1%
Erste Group Bank AG	17,919	455,344
OMV AG	1,657	77,930
Raiffeisen Bank International AG	1,653	18,060
Verbund AG	784	77,066
voestalpine AG	1,292	27,613

		656,013

Belgium - 0.2%
Ageas SA	2,209	97,401
Anheuser-Busch InBev SA	9,773	526,295
Elia Group SA	399	56,666
Etablissements Franz Colruyt NV	699	19,009
Groupe Bruxelles Lambert SA	853	71,506
Groupe Bruxelles Lambert SA (C) (D)	614	51,235
KBC Group NV	14,027	789,173
Proximus SADP	2,072	30,582
Sofina SA (C)	200	40,996
Solvay SA	961	78,289
UCB SA	1,646	139,481
Umicore SA	2,565	89,914

		1,990,547

Bermuda - 0.0% (A)
Arch Capital Group Ltd. (B)	678	30,842
Everest Re Group Ltd.	59	16,537

		47,379

Canada - 1.9%
Agnico Eagle Mines Ltd.	5,584	255,601
Air Canada (B) (C)	2,181	27,178
Algonquin Power & Utilities Corp. (C)	8,222	110,504
Alimentation Couche-Tard, Inc. (C)	10,377	404,777
AltaGas Ltd.	3,477	73,365
Ballard Power Systems, Inc. (B) (C)	2,898	18,304
Bank of Montreal (C)	7,901	759,778
Bank of Nova Scotia	14,707	870,400
Barrick Gold Corp.	21,846	386,276
BCE, Inc. (C)	898	44,140
BlackBerry Ltd. (B) (C)	6,564	35,390
Brookfield Asset Management, Inc., Class A	16,967	754,763
CAE, Inc. (B)	3,878	95,564
Cameco Corp. (C)	4,950	104,061
Canadian Apartment Properties, REIT	1,146	39,903
Canadian Imperial Bank of Commerce	11,062	537,201
Canadian National Railway Co.	8,622	969,841
Canadian Natural Resources Ltd.	14,554	782,085
Canadian Pacific Railway Ltd.	465	32,476
Canadian Pacific Railway Ltd.	8,188	571,926
Canadian Tire Corp. Ltd., Class A (C)	718	90,587
Canadian Utilities Ltd., Class A (C)	1,586	47,302
Canopy Growth Corp. (B) (C)	2,944	8,371
CCL Industries, Inc., Class B	1,888	89,237
Cenovus Energy, Inc.	16,127	306,829

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Canada (continued)
CGI, Inc. (B) (C)	2,515	$ 200,348
Constellation Software, Inc.	250	371,129
Dollarama, Inc. (C)	3,590	206,721
Emera, Inc.	3,194	149,626
Empire Co. Ltd., Class A	2,082	64,132
Enbridge, Inc.	24,617	1,039,605
Fairfax Financial Holdings Ltd.	325	172,221
First Quantum Minerals Ltd.	7,346	139,364
FirstService Corp.	493	59,802
Fortis, Inc.	5,810	274,657
Franco-Nevada Corp.	2,267	298,204
George Weston Ltd.	937	109,460
GFL Environmental, Inc. (C)	1,964	50,595
Gildan Activewear, Inc. (C)	2,295	66,058
Great-West Lifeco, Inc.	3,461	84,508
Hydro One Ltd. (G)	3,968	106,691
iA Financial Corp., Inc. (C)	1,336	66,447
IGM Financial, Inc. (C)	1,139	30,528
Imperial Oil Ltd. (C)	2,978	140,386
Intact Financial Corp.	2,183	307,913
Ivanhoe Mines Ltd., Class A (B) (C)	7,425	42,743
Keyera Corp. (C)	2,676	61,121
Kinross Gold Corp. (C)	15,239	54,222
Lightspeed Commerce, Inc. (B) (C)	1,387	30,925
Loblaw Cos. Ltd.	2,094	188,854
Lululemon Athletica, Inc. (B)	226	61,610
Lundin Mining Corp.	8,407	53,295
Magna International, Inc.	3,528	193,722
Manulife Financial Corp. (C)	23,601	409,240
Metro, Inc.	2,938	157,696
National Bank of Canada (C)	4,097	268,858
Northland Power, Inc. (C)	2,617	77,908
Nutrien Ltd. (C)	6,695	533,176
Nuvei Corp. (B) (C) (G)	728	26,310
Onex Corp.	940	46,810
Open Text Corp.	3,377	127,739
Pan American Silver Corp. (C)	2,451	48,156
Parkland Corp. (C)	1,868	50,734
Pembina Pipeline Corp. (C)	6,579	232,555
Power Corp. of Canada (C)	6,624	170,437
Quebecor, Inc., Class B (C)	2,084	44,539
Restaurant Brands International, Inc.	3,544	177,778
RioCan, REIT	1,922	29,893
Ritchie Bros Auctioneers, Inc. (C)	1,381	89,853
Rogers Communications, Inc., Class B	4,319	206,958
Royal Bank of Canada (C)	17,354	1,680,394
Saputo, Inc. (C)	2,982	65,029
Shaw Communications, Inc., Class B	5,612	165,369
Shopify, Inc., Class A (B) (C)	14,040	438,695
Sun Life Financial, Inc.	7,085	324,637
Suncor Energy, Inc.	18,128	636,001
TC Energy Corp. (C)	11,876	615,205
Teck Resources Ltd., Class B	5,940	181,633
TELUS Corp.	5,519	122,926
TFI International, Inc.	1,124	90,229
Thomson Reuters Corp.	2,146	223,719
TMX Group Ltd.	696	70,833
Toromont Industries Ltd.	1,118	90,399

	Shares	Value
COMMON STOCKS (continued)
Canada (continued)
Toronto-Dominion Bank	22,183	$ 1,454,682
Tourmaline Oil Corp. (C)	3,854	200,395
West Fraser Timber Co. Ltd. (C)	1,295	99,369
Wheaton Precious Metals Corp.	5,577	200,949
WSP Global, Inc.	1,463	165,417

		21,565,267

Chile - 0.0% (A)
Antofagasta PLC	4,804	67,837

Denmark - 0.4%
Ambu AS, B Shares	1,982	19,366
AP Moller - Maersk AS, Class A	37	85,875
AP Moller - Maersk AS, Class B	70	164,332
Carlsberg AS, Class B	1,204	153,875
Chr Hansen Holding AS	1,251	91,320
Coloplast AS, Class B	1,429	163,277
Danske Bank AS (B)	8,178	116,395
Demant AS (B)	1,300	48,869
DSV AS	2,430	341,700
Genmab AS (B)	821	266,369
GN Store Nord AS	1,467	51,752
Novo Nordisk AS, Class B	20,056	2,224,257
Novozymes AS, B Shares	2,453	147,629
Orsted AS (G)	2,281	240,244
Pandora AS	1,190	75,604
ROCKWOOL AS, B Shares	99	22,476
Tryg AS	4,269	96,180
Vestas Wind Systems AS	12,231	260,055

		4,569,575

Finland - 0.2%
Elisa OYJ	1,810	101,898
Fortum OYJ	5,770	87,213
Kesko OYJ, B Shares	3,513	83,138
Kone OYJ, Class B	4,370	208,865
Neste OYJ	5,419	241,042
Nokia OYJ	68,708	318,465
Nordea Bank Abp	40,318	356,150
Orion OYJ, Class B	1,341	60,016
Sampo OYJ, A Shares	6,316	276,016
Stora Enso OYJ, R Shares	7,439	117,872
UPM-Kymmene OYJ	6,857	210,258
Wartsila OYJ Abp	6,064	47,534

		2,108,467

France - 1.9%
Accor SA (B)	2,158	58,874
Aeroports de Paris (B)	379	48,315
Air Liquide SA	6,688	900,223
Airbus SE	7,475	731,129
Alstom SA	4,067	92,868
Amundi SA (G)	783	43,110
Arkema SA	782	69,952
AXA SA	24,793	566,310
BioMerieux	526	51,577
BNP Paribas SA	62,756	3,001,742
Bollore SE	11,483	53,531
Bouygues SA	2,923	90,214
Bureau Veritas SA (C)	3,784	97,355
Capgemini SE	2,064	355,958

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
France (continued)
Carrefour SA	7,852	$ 139,383
Cie de Saint-Gobain	6,561	283,496
Cie Generale des Etablissements Michelin SCA	8,600	234,874
Covivio, REIT	672	37,543
Credit Agricole SA	70,487	649,817
Danone SA	8,337	466,890
Dassault Aviation SA	322	50,284
Dassault Systemes SE	8,640	320,033
Edenred	3,229	152,960
Eiffage SA	1,072	96,973
Electricite de France SA	6,137	50,408
Engie SA	23,653	273,877
EssilorLuxottica SA	3,679	557,783
Eurazeo SE	510	31,683
Euroapi SA (B)	620	9,781
Faurecia SE (B)	1,477	29,600
Gecina SA, REIT	587	55,090
Getlink SE	5,621	99,690
Hermes International	407	458,049
Ipsen SA	486	46,016
Kering SA	966	500,607
Klepierre SA, REIT (B)	2,599	50,296
L’Oreal SA	3,203	1,112,099
La Francaise des Jeux SAEM (G)	1,224	42,502
Legrand SA	3,432	254,821
LVMH Moet Hennessy Louis Vuitton SE	3,574	2,190,425
Orange SA	25,481	300,257
Orpea SA (B) (C)	656	16,093
Pernod Ricard SA	2,681	495,649
Publicis Groupe SA	2,930	144,099
Remy Cointreau SA	290	50,884
Renault SA (B)	2,436	61,499
Safran SA	4,392	437,291
Sanofi	14,284	1,440,485
Sartorius Stedim Biotech	363	114,533
Schneider Electric SE	6,961	829,441
SEB SA	350	33,777
Societe Generale SA	10,421	230,405
Sodexo SA	1,126	79,647
Teleperformance	757	233,749
Thales SA	1,381	169,555
TotalEnergies SE	31,981	1,683,383
Ubisoft Entertainment SA (B)	1,205	53,144
Unibail-Rodamco-Westfield, REIT (B)	1,591	80,886
Valeo	2,879	56,100
Veolia Environnement SA	8,398	205,863
Vinci SA	6,943	623,213
Vivendi SE	9,942	101,457
Wendel SE	347	29,083
Worldline SA (B) (G)	3,106	115,852

		21,942,483

Germany - 1.2%
adidas AG	2,458	436,617
Allianz SE	5,282	1,012,613
BASF SE	11,666	510,414
Bayer AG	12,221	729,794
Bayerische Motoren Werke AG	4,252	329,618
Bechtle AG	1,074	44,114

	Shares	Value
COMMON STOCKS (continued)
Germany (continued)
Beiersdorf AG	1,277	$ 131,042
Brenntag SE	1,985	129,974
Carl Zeiss Meditec AG	522	62,760
Commerzbank AG (B)	58,966	418,372
Continental AG	1,372	96,299
Covestro AG (G)	2,429	84,404
Daimler Truck Holding AG (B)	5,986	157,647
Delivery Hero SE (B) (G)	2,110	79,601
Deutsche Bank AG	26,402	232,013
Deutsche Boerse AG	2,414	405,375
Deutsche Lufthansa AG (B)	7,629	44,937
Deutsche Post AG	12,625	476,671
Deutsche Telekom AG	42,525	845,790
E.ON SE	28,528	240,293
Evonik Industries AG	2,678	57,433
Fresenius Medical Care AG & Co. KGaA	2,646	132,567
Fresenius SE & Co. KGaA	5,375	163,463
GEA Group AG	1,955	67,776
Hannover Rueck SE	769	112,162
HeidelbergCement AG	1,891	91,300
HelloFresh SE (B)	2,191	71,481
Henkel AG & Co. KGaA	1,318	80,978
Infineon Technologies AG	16,703	406,309
KION Group AG	933	39,057
Knorr-Bremse AG	941	53,896
LANXESS AG	1,053	38,007
LEG Immobilien SE	932	77,562
Mercedes-Benz Group AG	12,650	734,691
Merck KGaA	1,646	279,197
MTU Aero Engines AG	686	125,669
Muenchener Rueckversicherungs-Gesellschaft AG	1,779	420,818
Nemetschek SE	765	46,540
Puma SE	1,356	89,966
Rational AG	67	39,060
RWE AG	8,246	304,987
SAP SE	13,283	1,210,751
Scout24 SE (G)	1,097	56,512
Siemens AG	9,768	1,004,116
Siemens Healthineers AG (G)	3,610	184,061
Symrise AG	1,629	177,667
Telefonica Deutschland Holding AG	13,345	38,483
Uniper SE	1,167	17,440
United Internet AG	1,267	36,317
Volkswagen AG	417	76,263
Vonovia SE	9,425	291,614
Zalando SE (B) (G)	2,926	77,078

		13,071,569

Hong Kong - 0.5%
AIA Group Ltd.	148,998	1,628,036
BOC Hong Kong Holdings Ltd.	44,631	177,229
Budweiser Brewing Co. APAC Ltd. (G)	20,822	62,481
Chow Tai Fook Jewellery Group Ltd.	24,792	46,829
CK Asset Holdings Ltd.	23,776	168,936
CK Hutchison Holdings Ltd.	33,243	225,520
CK Infrastructure Holdings Ltd.	7,644	46,957
CLP Holdings Ltd.	19,765	164,253
ESR Group Ltd. (B) (G)	24,338	65,996

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Futu Holdings Ltd., ADR (B) (C)	553	$ 28,872
Galaxy Entertainment Group Ltd.	26,831	160,733
Hang Lung Properties Ltd.	25,266	48,077
Hang Seng Bank Ltd.	9,169	162,483
Henderson Land Development Co. Ltd.	17,270	64,907
HK Electric Investments & HK Electric Investments Ltd.	32,284	29,623
HKT Trust & HKT Ltd.	46,207	62,058
Hong Kong & China Gas Co. Ltd.	136,223	147,014
Hong Kong Exchanges & Clearing Ltd.	14,749	729,430
Hongkong Land Holdings Ltd.	14,340	72,017
Jardine Matheson Holdings Ltd.	2,506	131,675
Link, REIT	26,240	214,417
Melco Resorts & Entertainment Ltd., ADR (B)	2,626	15,099
MTR Corp. Ltd.	18,693	98,002
New World Development Co. Ltd.	18,059	65,051
Power Assets Holdings Ltd.	17,073	107,558
Sino Land Co. Ltd.	40,375	59,621
SITC International Holdings Co. Ltd.	15,725	44,725
Sun Hung Kai Properties Ltd.	16,218	192,022
Swire Pacific Ltd., Class A	6,261	37,392
Swire Properties Ltd.	14,307	35,619
Techtronic Industries Co. Ltd.	17,451	182,226
WH Group Ltd. (G)	103,149	79,836
Wharf Real Estate Investment Co. Ltd.	19,934	95,189
Xinyi Glass Holdings Ltd.	23,389	56,432

		5,506,315

Ireland - 0.2%
Accenture PLC, Class A	1,098	304,860
Allegion PLC	143	14,000
Aptiv PLC (B)	483	43,021
CRH PLC	10,004	345,226
DCC PLC	1,192	74,162
Experian PLC	11,247	330,221
Flutter Entertainment PLC (B) (C)	2,128	215,732
James Hardie Industries PLC, CDI	5,424	118,747
Jazz Pharmaceuticals PLC (B)	117	18,253
Kerry Group PLC, Class A	2,018	192,985
Kingspan Group PLC	2,006	120,623
Medtronic PLC	2,334	209,477
Smurfit Kappa Group PLC	3,161	106,595
Trane Technologies PLC	397	51,558

		2,145,460

Israel - 0.1%
Azrieli Group Ltd.	562	39,566
Bank Hapoalim BM	15,047	126,353
Bank Leumi Le-Israel BM	19,245	172,166
Check Point Software Technologies Ltd. (B)	1,407	171,344
CyberArk Software Ltd. (B)	527	67,435
Elbit Systems Ltd.	351	80,616
Fiverr International Ltd. (B) (C)	387	13,309
ICL Group Ltd.	9,355	85,457
Inmode Ltd. (B)	658	14,746
Israel Discount Bank Ltd., A Shares	15,418	80,735
Kornit Digital Ltd. (B) (C)	613	19,432
Mizrahi Tefahot Bank Ltd. (B)	1,862	61,987
Nice Ltd. (B)	836	161,322

	Shares	Value
COMMON STOCKS (continued)
Israel (continued)
SolarEdge Technologies, Inc. (B)	95	$ 26,000
Teva Pharmaceutical Industries Ltd., ADR (B)	14,605	109,830
Wix.com Ltd. (B)	742	48,638

		1,278,936

Italy - 0.4%
Amplifon SpA	1,577	48,484
Assicurazioni Generali SpA	14,061	224,593
Atlantia SpA	6,301	147,912
Davide Campari-Milano NV	6,642	70,071
DiaSorin SpA	319	41,952
Enel SpA	102,904	564,348
Eni SpA	31,901	378,367
Ferrari NV	1,617	297,589
FinecoBank Banca Fineco SpA	7,841	94,065
Infrastrutture Wireless Italiane SpA (G)	4,229	42,993
Intesa Sanpaolo SpA	964,375	1,804,798
Iveco Group NV (B)	2,610	13,819
Mediobanca Banca di Credito Finanziario SpA	35,614	308,867
Moncler SpA	2,638	113,661
Nexi SpA (B) (G)	6,047	50,217
Poste Italiane SpA (G)	6,620	61,940
Prysmian SpA	3,219	88,435
Recordati Industria Chimica e Farmaceutica SpA	1,339	58,393
Snam SpA	25,634	134,485
Telecom Italia SpA (B)	125,936	33,021
Terna - Rete Elettrica Nazionale	17,800	139,948
UniCredit SpA	26,897	257,037

		4,974,995

Jersey, Channel Islands - 0.0% (A)
Novocure Ltd. (B) (C)	160	11,120

Jordan - 0.0% (A)
Hikma Pharmaceuticals PLC	2,134	42,105

Luxembourg - 0.0% (A)
ArcelorMittal SA	8,465	189,831
Aroundtown SA	12,767	40,834
Eurofins Scientific SE	1,712	135,211
Tenaris SA	5,957	76,512

		442,388

Macau - 0.0% (A)
Sands China Ltd. (B)	30,860	74,240

Netherlands - 0.9%
ABN AMRO Bank NV, CVA (G)	23,645	265,688
Adyen NV (B) (G)	259	373,771
Akzo Nobel NV	2,415	157,936
Argenx SE (B)	611	230,319
ASM International NV	611	152,021
ASML Holding NV	5,369	2,536,519
Euronext NV (G)	1,110	91,034
EXOR NV	1,383	86,424
Heineken Holding NV	1,491	108,313
Heineken NV	3,346	304,558
IMCD NV	766	104,739
ING Groep NV	228,941	2,255,435
JDE Peet’s NV	1,285	36,587
Just Eat Takeaway.com NV (B) (G)	2,370	37,241
Koninklijke Ahold Delhaize NV	13,414	349,153

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Netherlands (continued)
Koninklijke DSM NV	2,270	$ 325,179
Koninklijke KPN NV	43,132	153,469
Koninklijke Philips NV	11,897	255,173
NN Group NV	3,482	157,710
NXP Semiconductors NV	471	69,722
Prosus NV (B)	12,185	789,023
QIAGEN NV (B)	2,932	137,857
Randstad NV (C)	1,548	74,815
Stellantis NV	25,563	317,358
Universal Music Group NV	9,350	187,337
Wolters Kluwer NV	3,472	336,499

		9,893,880

New Zealand - 0.0% (A)
Auckland International Airport Ltd. (B)	15,998	71,665
Fisher & Paykel Healthcare Corp. Ltd.	7,234	90,119
Mercury Ltd.	8,529	30,031
Meridian Energy Ltd.	16,395	47,843
Ryman Healthcare Ltd. (C)	5,283	29,331
Spark New Zealand Ltd.	22,878	68,468
Xero Ltd. (B)	1,625	86,678

		424,135

Norway - 0.1%
Adevinta ASA (B)	3,427	25,229
Aker BP ASA	1,669	57,802
DNB Bank ASA	12,269	222,112
Equinor ASA	13,026	453,896
Gjensidige Forsikring ASA	2,630	53,538
Mowi ASA	5,804	132,724
Norsk Hydro ASA	17,724	100,163
Orkla ASA	9,916	79,434
Schibsted ASA, B Shares	1,317	21,573
Schibsted ASA, Class A	981	17,721
Telenor ASA	9,291	124,158
Yara International ASA	2,174	91,093

		1,379,443

Poland - 0.0% (A)
InPost SA (B) (C)	2,536	14,694

Portugal - 0.0% (A)
EDP - Energias de Portugal SA	36,843	171,701
Galp Energia SGPS SA	6,584	77,039
Jeronimo Martins SGPS SA	3,716	80,557

		329,297

Republic of South Africa - 0.0% (A)
Thungela Resources Ltd. (C)	1,924	27,262

Singapore - 0.2%
Ascendas, REIT	44,669	91,676
CapitaLand Integrated Commercial Trust, REIT	64,935	101,508
Capitaland Investment Ltd.	34,767	95,690
CDL Hospitality Trusts	878	803
City Developments Ltd.	5,526	32,457
DBS Group Holdings Ltd.	24,195	517,710
Genting Singapore Ltd.	79,816	41,396
Keppel Corp. Ltd.	19,239	89,877
Mapletree Commercial Trust, REIT	28,861	38,038
Mapletree Logistics Trust, REIT	41,243	49,910
Oversea-Chinese Banking Corp. Ltd.	44,859	367,980

	Shares	Value
COMMON STOCKS (continued)
Singapore (continued)
Sea Ltd., ADR (B)	2,000	$ 133,720
Singapore Airlines Ltd. (B) (C)	18,194	66,853
Singapore Exchange Ltd.	10,762	73,321
Singapore Technologies Engineering Ltd.	20,859	61,405
Singapore Telecommunications Ltd.	110,202	200,575
United Overseas Bank Ltd.	15,813	298,741
UOL Group Ltd.	6,191	32,816
Venture Corp. Ltd.	3,716	44,512
Wilmar International Ltd.	25,715	74,846

		2,413,834

Spain - 0.8%
ACS Actividades de Construccion y Servicios SA (C)	3,116	75,942
Aena SME SA (B) (G)	957	122,114
Amadeus IT Group SA (B)	5,749	321,910
Banco Bilbao Vizcaya Argentaria SA	390,725	1,774,898
Banco Santander SA	995,462	2,816,573
CaixaBank SA	254,759	892,179
Cellnex Telecom SA (G)	6,528	254,058
EDP Renovaveis SA	3,830	90,475
Enagas SA (C)	3,175	70,220
Endesa SA (C)	4,064	76,880
Ferrovial SA	6,226	158,413
Grifols SA (B) (C)	3,812	72,292
Iberdrola SA	73,943	769,850
Industria de Diseno Textil SA	13,764	312,793
Naturgy Energy Group SA	2,491	71,979
Red Electrica Corp. SA (C)	5,500	104,113
Repsol SA (C)	18,443	271,887
Siemens Gamesa Renewable Energy SA (B)	3,074	57,958
Telefonica SA	66,977	341,953

		8,656,487

Sweden - 0.5%
Alfa Laval AB	3,932	95,320
Assa Abloy AB, B Shares	12,436	265,385
Atlas Copco AB, A Shares	36,162	338,478
Atlas Copco AB, B Shares	19,499	163,381
Boliden AB	3,420	109,373
Electrolux AB, B Shares	2,792	37,711
Embracer Group AB (B) (C)	5,990	46,010
Epiroc AB, Class A	8,354	129,529
Epiroc AB, Class B	4,905	66,470
EQT AB	3,740	76,868
Essity AB, Class B	7,487	195,714
Evolution AB (G)	2,129	194,763
Fastighets AB Balder (B)	8,580	41,104
Getinge AB, B Shares	2,910	67,443
H&M Hennes & Mauritz AB, B Shares (C)	9,024	108,312
Hexagon AB, B Shares	25,113	262,407
Husqvarna AB, B Shares (C)	5,264	38,800
Industrivarden AB, A Shares	1,648	37,256
Industrivarden AB, C Shares	1,969	44,016
Investment AB Latour, B Shares	1,861	36,965
Investor AB, A Shares	6,272	112,964
Investor AB, B Shares	22,799	375,996
Kinnevik AB, Class B (B)	3,026	48,979
L E Lundbergforetagen AB, B Shares	944	38,493

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Sweden (continued)
Lifco AB, B Shares	2,936	$ 47,412
Lundin Energy AB (B) (C)	2,269	1,543
Lundin Energy AB (C)	2,269	92,339
Nibe Industrier AB, B Shares	18,005	135,726
Sagax AB, B Shares	2,081	38,581
Sandvik AB	14,127	230,229
Securitas AB, B Shares	3,901	33,727
Sinch AB (B) (C) (G)	6,545	21,379
Skandinaviska Enskilda Banken AB, Class A	20,176	198,771
Skanska AB, B Shares	4,278	65,819
SKF AB, B Shares	4,789	71,051
Svenska Cellulosa AB SCA, Class B	7,528	113,109
Svenska Handelsbanken AB, A Shares	18,265	156,785
Swedbank AB, A Shares	11,294	143,237
Swedish Match AB	18,403	187,757
Tele2 AB, B Shares	6,245	71,211
Telefonaktiebolaget LM Ericsson, B Shares	36,208	270,438
Telia Co. AB	33,020	126,734
Volvo AB, A Shares	2,525	40,892
Volvo AB, B Shares	18,041	280,707

		5,259,184

Switzerland - 1.6%
ABB Ltd.	19,903	533,762
Adecco Group AG	1,874	63,875
Alcon, Inc.	6,154	431,528
Bachem Holding AG	370	25,789
Baloise Holding AG	557	91,177
Barry Callebaut AG	44	98,446
Chocoladefabriken Lindt & Spruengli AG	14	237,221
Chubb Ltd.	738	145,076
Cie Financiere Richemont SA, Class A	6,299	677,540
Clariant AG (B)	2,595	49,482
Coca-Cola HBC AG	2,343	52,206
Credit Suisse Group AG (B)	32,086	183,142
EMS-Chemie Holding AG	84	62,689
Garmin Ltd.	265	26,036
Geberit AG	437	210,242
Givaudan SA	110	387,718
Glencore PLC (B)	119,692	648,304
Holcim AG (B)	6,273	269,046
Julius Baer Group Ltd. (B)	2,665	123,630
Kuehne & Nagel International AG	655	155,630
Logitech International SA	2,107	109,870
Lonza Group AG	905	483,394
Nestle SA	33,869	3,958,361
Novartis AG	26,520	2,248,381
Partners Group Holding AG	279	251,964
Roche Holding AG	8,826	2,971,188
Schindler Holding AG	743	135,188
SGS SA	73	167,439
Siemens Energy AG (B)	5,139	75,740
Sika AG	1,698	391,962
Sonova Holding AG	660	210,924
STMicroelectronics NV (C)	8,707	275,359
Straumann Holding AG	1,244	149,860
Swatch Group AG	980	111,441
Swiss Life Holding AG	380	185,504
Swiss Prime Site AG (B)	917	80,571

	Shares	Value
COMMON STOCKS (continued)
Switzerland (continued)
Swiss Re AG	3,641	$ 282,607
Swisscom AG	313	173,127
TE Connectivity Ltd.	575	65,061
Temenos AG	813	69,577
UBS Group AG	42,586	688,476
VAT Group AG (B) (G)	330	78,922
Vifor Pharma AG (C)	606	108,517
Zurich Insurance Group AG	1,807	787,984

		18,533,956

United Kingdom - 2.3%
3i Group PLC	11,807	160,030
abrdn PLC	26,270	51,278
Admiral Group PLC	2,322	63,577
Amcor PLC	2,697	33,524
Anglo American PLC	15,732	562,397
Ashtead Group PLC	5,437	228,727
Associated British Foods PLC	4,267	82,334
AstraZeneca PLC	19,063	2,514,824
Auto Trader Group PLC (G)	11,591	78,501
AVEVA Group PLC (C)	1,476	40,520
Aviva PLC	35,636	174,555
BAE Systems PLC	38,856	393,378
Barclays PLC	203,291	380,145
Barratt Developments PLC	12,365	69,166
Berkeley Group Holdings PLC (B)	1,343	61,059
BP PLC	240,856	1,130,938
British American Tobacco PLC	25,783	1,105,169
British Land Co. PLC, REIT	10,616	58,073
BT Group PLC (C)	105,872	240,621
Bunzl PLC	4,071	135,201
Burberry Group PLC	4,865	97,599
Clarivate PLC (B)	611	8,468
CNH Industrial NV	13,051	150,939
Coca-Cola Europacific Partners PLC	2,661	137,334
Compass Group PLC	21,780	447,174
Croda International PLC	1,671	132,079
Diageo PLC	28,127	1,214,881
Entain PLC (B)	7,227	109,978
Evraz PLC (H)	6,267	0
Ferguson PLC	2,688	301,116
G4S Ltd. (B) (D) (E)	27,853	83,068
GSK PLC	60,664	1,307,405
Halma PLC	4,592	112,743
Hargreaves Lansdown PLC	4,315	41,633
HSBC Holdings PLC	246,762	1,611,978
Imperial Brands PLC	11,401	255,242
Informa PLC (B)	18,161	117,331
InterContinental Hotels Group PLC	2,210	117,457
Intertek Group PLC	1,961	100,795
J Sainsbury PLC	21,299	53,006
JD Sports Fashion PLC	31,417	44,267
Johnson Matthey PLC	2,338	55,132
Kingfisher PLC	25,884	77,354
Land Securities Group PLC, REIT	8,461	68,661
Legal & General Group PLC	71,957	210,372
Liberty Global PLC, Class A (B)	275	5,789
Liberty Global PLC, Class C (B)	579	12,790
Linde PLC	897	257,914

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Lloyds Banking Group PLC	857,925	$ 441,408
London Stock Exchange Group PLC	3,934	367,088
M&G PLC	31,304	74,213
Melrose Industries PLC	53,540	98,206
Mondi PLC	5,783	102,649
National Grid PLC	43,683	561,367
NatWest Group PLC	69,846	185,913
Next PLC	1,617	115,519
NMC Health PLC (B) (D) (E) (H)	77,617	0
Ocado Group PLC (B)	5,903	56,272
Pearson PLC	9,087	83,214
Pentair PLC	294	13,456
Persimmon PLC	3,874	88,141
Phoenix Group Holdings PLC	7,765	55,943
Prudential PLC	31,458	391,313
Reckitt Benckiser Group PLC	8,628	648,932
RELX PLC	23,538	639,089
Rentokil Initial PLC	22,731	131,771
Rio Tinto PLC	13,490	806,522
Rolls-Royce Holdings PLC (B)	100,849	102,630
Sage Group PLC	12,622	97,742
Schroders PLC	1,501	49,034
Segro PLC, REIT	14,573	173,969
Severn Trent PLC	3,027	100,497
Shell PLC	88,741	2,311,062
Smith & Nephew PLC	10,644	148,854
Smiths Group PLC	4,781	81,759
Spirax-Sarco Engineering PLC	890	107,342
SSE PLC	12,671	250,066
St. James’s Place PLC	6,491	87,339
Standard Chartered PLC	31,896	240,795
Taylor Wimpey PLC	44,555	63,466
Tesco PLC	92,905	289,548
Unilever PLC	31,730	1,446,247
United Utilities Group PLC	8,245	102,636
Vodafone Group PLC	333,185	518,067
Whitbread PLC	2,458	74,538
Willis Towers Watson PLC	201	39,675
WPP PLC	14,409	145,549

		25,988,353

United States - 6.3%
10X Genomics, Inc., Class A (B)	114	5,158
3M Co.	1,021	132,128
A.O. Smith Corp.	211	11,537
Abbott Laboratories	3,046	330,948
AbbVie, Inc.	3,048	466,832
ABIOMED, Inc. (B)	75	18,563
Activision Blizzard, Inc.	1,368	106,512
Adobe, Inc. (B)	809	296,143
Advance Auto Parts, Inc.	118	20,425
Advanced Micro Devices, Inc. (B)	2,882	220,387
AES Corp.	1,177	24,729
Affirm Holdings, Inc. (B) (C)	148	2,673
Aflac, Inc.	1,127	62,357
Agilent Technologies, Inc.	521	61,879
AGNC Investment Corp., REIT	944	10,450
Air Products & Chemicals, Inc.	401	96,432
Airbnb, Inc., Class A (B)	405	36,077

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Akamai Technologies, Inc. (B)	289	$ 26,394
Albemarle Corp.	214	44,722
Alexandria Real Estate Equities, Inc., REIT	243	35,242
Align Technology, Inc. (B)	156	36,921
Alleghany Corp. (B)	37	30,825
Alliant Energy Corp.	424	24,851
Allstate Corp.	503	63,745
Ally Financial, Inc.	632	21,178
Alnylam Pharmaceuticals, Inc. (B)	216	31,504
Alphabet, Inc., Class A (B)	520	1,133,215
Alphabet, Inc., Class C (B)	484	1,058,726
Altria Group, Inc.	3,150	131,575
Amazon.com, Inc. (B)	16,200	1,720,602
AMC Entertainment Holdings, Inc., Class A (B)	995	13,482
AMERCO	27	12,912
Ameren Corp.	444	40,120
American Electric Power Co., Inc.	855	82,029
American Express Co.	1,203	166,760
American Financial Group, Inc.	144	19,989
American International Group, Inc.	1,492	76,286
American Tower Corp., REIT	779	199,105
American Water Works Co., Inc.	292	43,441
Ameriprise Financial, Inc.	211	50,150
AmerisourceBergen Corp.	272	38,483
AMETEK, Inc.	423	46,483
Amgen, Inc.	1,010	245,733
Amphenol Corp., Class A	1,009	64,959
Analog Devices, Inc.	924	134,987
Annaly Capital Management, Inc., REIT	2,519	14,887
ANSYS, Inc. (B)	136	32,543
Aon PLC, Class A	419	112,996
Apollo Global Management, Inc.	555	26,906
Apple, Inc.	28,485	3,894,469
Applied Materials, Inc.	1,572	143,021
Aramark	384	11,762
Archer-Daniels-Midland Co.	970	75,272
Arista Networks, Inc. (B)	420	39,371
Arrow Electronics, Inc. (B)	144	16,141
Arthur J Gallagher & Co.	359	58,531
Asana, Inc., Class A (B)	146	2,567
Assurant, Inc.	111	19,186
AT&T, Inc.	12,472	261,413
Atmos Energy Corp.	206	23,093
Autodesk, Inc. (B)	394	67,752
Automatic Data Processing, Inc.	743	156,060
AutoZone, Inc. (B)	57	122,500
Avalara, Inc. (B)	142	10,025
AvalonBay Communities, Inc., REIT	229	44,483
Avantor, Inc. (B)	940	29,234
Avery Dennison Corp.	126	20,396
Baker Hughes Co.	1,431	41,313
Ball Corp.	583	40,093
Bank of America Corp.	114,422	3,561,957
Bank of New York Mellon Corp.	1,436	59,896
Bath & Body Works, Inc.	464	12,491
Bausch Health Cos., Inc. (B) (C)	3,847	32,158
Baxter International, Inc.	862	55,366
Becton Dickinson & Co.	484	119,321

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Bentley Systems, Inc., Class B (C)	321	$ 10,689
Berkshire Hathaway, Inc., Class B (B)	2,283	623,305
Best Buy Co., Inc.	420	27,380
Bill.com Holdings, Inc. (B)	152	16,711
Bio-Rad Laboratories, Inc., Class A (B)	61	30,195
Bio-Techne Corp.	57	19,758
Biogen, Inc. (B)	258	52,617
BioMarin Pharmaceutical, Inc. (B)	307	25,441
Black Knight, Inc. (B)	274	17,917
BlackRock, Inc.	262	159,568
Blackstone, Inc.	1,222	111,483
Block, Inc. (B)	714	43,882
Block, Inc., CDI (B)	1,056	65,859
Boeing Co. (B)	992	135,626
Booking Holdings, Inc. (B)	63	110,186
Booz Allen Hamilton Holding Corp.	219	19,789
BorgWarner, Inc.	407	13,582
Boston Properties, Inc., REIT	261	23,224
Boston Scientific Corp. (B)	2,502	93,250
Bristol-Myers Squibb Co.	3,909	300,993
Broadcom, Inc.	686	333,266
Broadridge Financial Solutions, Inc.	212	30,221
Brookfield Renewable Corp., Class A (C)	1,632	58,132
Brown & Brown, Inc.	405	23,628
Brown-Forman Corp., Class B	538	37,746
Bunge Ltd.	233	21,131
Burlington Stores, Inc. (B) (C)	132	17,982
Cable One, Inc.	15	19,340
Cadence Design Systems, Inc. (B)	488	73,215
Caesars Entertainment, Inc. (B)	386	14,784
Camden Property Trust, REIT	172	23,131
Campbell Soup Co.	327	15,712
Capital One Financial Corp.	763	79,497
Cardinal Health, Inc.	496	25,926
Carlyle Group, Inc.	283	8,960
CarMax, Inc. (B)	287	25,968
Carnival Corp. (B) (C)	1,476	12,767
Carrier Global Corp.	1,470	52,420
Carvana Co. (B) (C)	156	3,522
Catalent, Inc. (B)	320	34,333
Caterpillar, Inc.	950	169,822
Cboe Global Markets, Inc.	185	20,940
CBRE Group, Inc., Class A (B)	562	41,369
CDW Corp.	226	35,609
Celanese Corp.	200	23,522
Centene Corp. (B)	969	81,987
CenterPoint Energy, Inc.	1,001	29,610
Ceridian HCM Holding, Inc. (B)	223	10,499
CF Industries Holdings, Inc.	367	31,463
CH Robinson Worldwide, Inc.	199	20,173
Charles River Laboratories International, Inc. (B)	86	18,401
Charles Schwab Corp.	2,518	159,087
Charter Communications, Inc., Class A (B)	202	94,643
Cheniere Energy, Inc.	406	54,010
Chevron Corp.	3,395	491,528
Chewy, Inc., Class A (B) (C)	166	5,764
Chipotle Mexican Grill, Inc. (B)	28	36,603
Church & Dwight Co., Inc.	419	38,825

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Cigna Corp.	568	$ 149,679
Cincinnati Financial Corp.	262	31,173
Cintas Corp.	150	56,029
Cisco Systems, Inc.	7,163	305,430
Citigroup, Inc.	29,097	1,338,171
Citizens Financial Group, Inc.	5,749	205,182
Citrix Systems, Inc.	238	23,126
Clorox Co.	232	32,707
Cloudflare, Inc., Class A (B)	413	18,069
CME Group, Inc.	630	128,961
CMS Energy Corp.	483	32,602
Coca-Cola Co.	7,027	442,069
Cognex Corp.	329	13,989
Cognizant Technology Solutions Corp., Class A	915	61,753
Coinbase Global, Inc., Class A (B)	58	2,727
Colgate-Palmolive Co.	1,397	111,956
Comcast Corp., Class A	7,940	311,566
Comerica, Inc.	1,624	119,169
Conagra Brands, Inc.	852	29,172
ConocoPhillips	2,378	213,568
Consolidated Edison, Inc.	603	57,345
Constellation Brands, Inc., Class A	305	71,083
Constellation Energy Corp.	575	32,924
Cooper Cos., Inc.	85	26,615
Copart, Inc. (B)	381	41,399
Corning, Inc.	1,406	44,303
Corteva, Inc.	1,306	70,707
CoStar Group, Inc. (B)	687	41,502
Costco Wholesale Corp.	736	352,750
Coterra Energy, Inc.	1,368	35,281
Coupa Software, Inc. (B)	156	8,908
Crowdstrike Holdings, Inc., Class A (B)	322	54,276
Crown Castle International Corp., REIT	760	127,969
Crown Holdings, Inc.	245	22,582
CSX Corp.	3,929	114,177
Cummins, Inc.	244	47,221
CVS Health Corp.	2,251	208,578
Danaher Corp.	1,096	277,858
Darden Restaurants, Inc.	204	23,076
Datadog, Inc., Class A (B)	320	30,477
DaVita, Inc. (B)	134	10,715
Deere & Co.	507	151,831
Dell Technologies, Inc., Class C	505	23,336
Delta Air Lines, Inc. (B)	292	8,459
DENTSPLY SIRONA, Inc.	392	14,006
Devon Energy Corp.	1,116	61,503
Dexcom, Inc. (B)	649	48,370
Diamondback Energy, Inc.	325	39,374
Digital Realty Trust, Inc., REIT	466	60,501
Discover Financial Services	507	47,952
DISH Network Corp., Class A (B)	422	7,566
DocuSign, Inc. (B)	345	19,796
Dollar General Corp.	386	94,740
Dollar Tree, Inc. (B)	400	62,340
Dominion Energy, Inc.	1,398	111,574
Domino’s Pizza, Inc.	50	19,485
DoorDash, Inc., Class A (B)	198	12,706
Dover Corp.	243	29,481

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Dow, Inc.	1,274	$ 65,751
DR Horton, Inc.	565	37,397
DraftKings, Inc., Class A (B)	562	6,559
Dropbox, Inc., Class A (B)	559	11,733
DTE Energy Co.	324	41,067
Duke Energy Corp.	1,319	141,410
Duke Realty Corp., REIT	675	37,091
DuPont de Nemours, Inc.	908	50,467
Dynatrace, Inc. (B)	306	12,069
East West Bancorp, Inc.	1,503	97,394
Eastman Chemical Co.	217	19,480
Eaton Corp. PLC	673	84,791
eBay, Inc.	1,120	46,670
Ecolab, Inc.	447	68,731
Edison International	673	42,561
Edwards Lifesciences Corp. (B)	1,087	103,363
Elanco Animal Health, Inc. (B)	770	15,115
Electronic Arts, Inc.	472	57,419
Elevance Health, Inc.	410	197,858
Eli Lilly & Co.	1,404	455,219
Embecta Corp. (B)	97	2,456
Emerson Electric Co.	1,025	81,528
Enphase Energy, Inc. (B)	198	38,658
Entegris, Inc.	220	20,269
Entergy Corp.	342	38,523
EOG Resources, Inc.	1,008	111,324
EPAM Systems, Inc. (B)	103	30,362
Equifax, Inc.	228	41,674
Equinix, Inc., REIT	144	94,611
Equitable Holdings, Inc.	665	17,337
Equity Lifestyle Properties, Inc., REIT	323	22,762
Equity Residential, REIT	617	44,560
Erie Indemnity Co., Class A	67	12,877
Essential Utilities, Inc.	383	17,561
Essex Property Trust, Inc., REIT	127	33,212
Estee Lauder Cos., Inc., Class A	423	107,725
Etsy, Inc. (B)	209	15,301
Evergy, Inc.	419	27,340
Eversource Energy	583	49,246
Exact Sciences Corp. (B)	319	12,565
Exelon Corp.	1,676	75,956
Expedia Group, Inc. (B)	252	23,897
Expeditors International of Washington, Inc.	305	29,725
Extra Space Storage, Inc., REIT	211	35,895
Exxon Mobil Corp.	7,404	634,079
F5, Inc. (B)	112	17,140
FactSet Research Systems, Inc.	53	20,382
Fair Isaac Corp. (B)	28	11,225
Fastenal Co.	995	49,670
FedEx Corp.	438	99,299
Fidelity National Financial, Inc.	488	18,036
Fidelity National Information Services, Inc.	1,084	99,370
Fifth Third Bancorp	8,952	300,787
First Citizens BancShares, Inc., Class A	59	38,573
First Republic Bank	2,188	315,510
FirstEnergy Corp.	918	35,242
Fiserv, Inc. (B)	1,027	91,372
FleetCor Technologies, Inc. (B)	115	24,163

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
FMC Corp.	199	$ 21,295
Ford Motor Co.	6,560	73,013
Fortinet, Inc. (B)	1,070	60,541
Fortive Corp.	578	31,432
Fortune Brands Home & Security, Inc.	226	13,533
Fox Corp., Class A	579	18,621
Fox Corp., Class B	262	7,781
Franklin Resources, Inc.	515	12,005
Freeport-McMoRan, Inc.	2,580	75,491
Gartner, Inc. (B)	124	29,987
Generac Holdings, Inc. (B)	122	25,691
General Dynamics Corp.	393	86,951
General Electric Co.	1,917	122,055
General Mills, Inc.	1,039	78,393
General Motors Co. (B)	2,191	69,586
Genuine Parts Co.	239	31,787
Gilead Sciences, Inc.	2,172	134,251
Global Payments, Inc.	510	56,426
Globe Life, Inc.	164	15,985
GoDaddy, Inc., Class A (B)	307	21,355
Goldman Sachs Group, Inc.	582	172,866
Guidewire Software, Inc. (B)	116	8,235
Halliburton Co.	1,532	48,044
Hartford Financial Services Group, Inc.	596	38,996
Hasbro, Inc.	204	16,704
HCA Healthcare, Inc.	447	75,123
Healthpeak Properties, Inc., REIT	924	23,941
HEICO Corp.	68	8,916
HEICO Corp., Class A	146	15,385
Henry Schein, Inc. (B)	235	18,034
Hershey Co.	242	52,069
Hess Corp.	513	54,347
Hewlett Packard Enterprise Co.	2,298	30,471
Hilton Worldwide Holdings, Inc.	507	56,500
Hologic, Inc. (B)	443	30,700
Home Depot, Inc.	1,813	497,251
Honeywell International, Inc.	1,202	208,920
Horizon Therapeutics PLC (B)	385	30,708
Hormel Foods Corp.	496	23,491
Host Hotels & Resorts, Inc., REIT	1,269	19,898
Howmet Aerospace, Inc.	649	20,411
HP, Inc.	2,106	69,035
HubSpot, Inc. (B)	73	21,947
Humana, Inc.	198	92,678
Huntington Bancshares, Inc.	13,032	156,775
Huntington Ingalls Industries, Inc.	60	13,069
IAC / InterActiveCorp (B)	119	9,040
IDEX Corp.	156	28,334
IDEXX Laboratories, Inc. (B)	131	45,946
Illinois Tool Works, Inc.	552	100,602
Illumina, Inc. (B)	248	45,721
Incyte Corp. (B)	324	24,614
Ingersoll Rand, Inc.	708	29,793
Insulet Corp. (B)	141	30,730
Intel Corp.	7,066	264,339
Intercontinental Exchange, Inc.	975	91,689
International Business Machines Corp.	1,540	217,433
International Flavors & Fragrances, Inc.	430	51,222

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
International Paper Co.	668	$ 27,942
Interpublic Group of Cos., Inc.	661	18,197
Intuit, Inc.	486	187,324
Intuitive Surgical, Inc. (B)	616	123,637
Invesco Ltd.	596	9,613
Invitation Homes, Inc., REIT	1,013	36,043
IPG Photonics Corp. (B)	54	5,083
IQVIA Holdings, Inc. (B)	324	70,305
Iron Mountain, Inc., REIT	477	23,225
J.M. Smucker Co.	190	24,322
Jack Henry & Associates, Inc.	150	27,003
Jackson Financial, Inc., Class A	897	23,965
Jacobs Engineering Group, Inc.	202	25,680
JB Hunt Transport Services, Inc.	128	20,156
Johnson & Johnson	4,595	815,658
Johnson Controls International PLC	1,240	59,371
JPMorgan Chase & Co.	42,013	4,731,084
Juniper Networks, Inc.	559	15,931
Kellogg Co.	443	31,604
Keurig Dr. Pepper, Inc.	1,204	42,610
KeyCorp	12,427	214,117
Keysight Technologies, Inc. (B)	302	41,631
Kimberly-Clark Corp.	562	75,954
Kinder Morgan, Inc.	3,578	59,967
KKR & Co., Inc.	934	43,235
KLA Corp.	269	85,833
Knight-Swift Transportation Holdings, Inc.	273	12,637
Kraft Heinz Co.	1,167	44,509
Kroger Co.	1,200	56,796
L3 Harris Technologies, Inc.	349	84,353
Laboratory Corp. of America Holdings	154	36,091
Lam Research Corp.	235	100,145
Las Vegas Sands Corp. (B)	598	20,087
Lear Corp.	111	13,974
Leidos Holdings, Inc.	218	21,955
Lennar Corp., Class A	500	35,285
Lennox International, Inc.	42	8,677
Liberty Broadband Corp., Class A (B)	68	7,721
Liberty Broadband Corp., Class C (B)	247	28,563
Liberty Media Corp. - Liberty Formula One, Class C (B)	328	20,818
Liberty Media Corp. - Liberty SiriusXM, Class A (B)	125	4,505
Liberty Media Corp. - Liberty SiriusXM, Class C (B)	310	11,175
Lincoln National Corp.	292	13,657
Live Nation Entertainment, Inc. (B)	294	24,279
LKQ Corp.	505	24,790
Lockheed Martin Corp.	426	183,163
Loews Corp.	393	23,289
Lowe’s Cos., Inc.	1,176	205,412
Lucid Group, Inc. (B) (C)	670	11,497
Lumen Technologies, Inc. (C)	1,621	17,685
Lyft, Inc., Class A (B)	485	6,441
LyondellBasell Industries NV, Class A	479	41,893
M&T Bank Corp.	1,953	311,289
Marathon Petroleum Corp.	1,095	90,020
Markel Corp. (B)	22	28,451
MarketAxess Holdings, Inc.	53	13,569

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Marriott International, Inc., Class A	497	$ 67,597
Marsh & McLennan Cos., Inc.	870	135,067
Martin Marietta Materials, Inc.	116	34,712
Marvell Technology, Inc.	1,466	63,815
Masco Corp.	419	21,201
Masimo Corp. (B)	92	12,022
Mastercard, Inc., Class A	1,520	479,530
Match Group, Inc. (B)	468	32,615
McCormick & Co., Inc.	422	35,131
McDonald’s Corp.	1,268	313,044
McKesson Corp.	271	88,403
Medical Properties Trust, Inc., REIT	1,021	15,591
Merck & Co., Inc.	4,430	403,883
Meta Platforms, Inc., Class A (B)	4,140	667,575
MetLife, Inc.	1,285	80,685
Mettler-Toledo International, Inc. (B)	62	71,224
MGM Resorts International	660	19,107
Microchip Technology, Inc.	939	54,537
Micron Technology, Inc.	1,968	108,791
Microsoft Corp.	12,193	3,131,528
Mid-America Apartment Communities, Inc., REIT	217	37,903
Moderna, Inc. (B)	651	92,995
Mohawk Industries, Inc. (B)	109	13,526
Molina Healthcare, Inc. (B)	108	30,198
Molson Coors Beverage Co., Class B	312	17,007
Mondelez International, Inc., Class A	2,395	148,706
MongoDB, Inc. (B)	110	28,545
Monolithic Power Systems, Inc.	72	27,651
Monster Beverage Corp. (B)	668	61,924
Moody’s Corp.	303	82,407
Mosaic Co.	643	30,369
Motorola Solutions, Inc.	301	63,090
MSCI, Inc.	124	51,107
Nasdaq, Inc.	218	33,254
NetApp, Inc.	413	26,944
Netflix, Inc. (B)	759	132,726
Neurocrine Biosciences, Inc. (B)	160	15,597
Newell Brands, Inc.	652	12,414
Newmont Corp.	1,387	82,762
News Corp., Class A	672	10,470
NextEra Energy, Inc.	3,413	264,371
NIKE, Inc., Class B	2,215	226,373
NiSource, Inc.	665	19,611
Nordson Corp.	91	18,422
Norfolk Southern Corp.	417	94,780
Northern Trust Corp.	342	32,996
Northrop Grumman Corp.	263	125,864
NortonLifeLock, Inc.	1,013	22,245
Novavax, Inc. (B) (C)	152	7,817
NRG Energy, Inc.	409	15,612
Nucor Corp.	502	52,414
NVIDIA Corp.	4,375	663,206
NVR, Inc. (B)	4	16,017
O’Reilly Automotive, Inc. (B)	135	85,288
Oak Street Health, Inc. (B) (C)	159	2,614
Occidental Petroleum Corp.	1,665	98,035
Okta, Inc. (B)	244	22,058
Old Dominion Freight Line, Inc.	167	42,799

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Omnicom Group, Inc.	381	$ 24,235
ON Semiconductor Corp. (B)	754	37,934
ONEOK, Inc.	767	42,568
Oracle Corp.	2,523	176,282
Otis Worldwide Corp.	703	49,681
Owens Corning	184	13,673
PACCAR, Inc.	591	48,663
Packaging Corp. of America	160	22,000
Palantir Technologies, Inc., Class A (B) (C)	2,810	25,487
Palo Alto Networks, Inc. (B)	164	81,006
Paramount Global, Class B	1,057	26,087
Parker-Hannifin Corp.	199	48,964
Paychex, Inc.	575	65,475
Paycom Software, Inc. (B)	90	25,211
PayPal Holdings, Inc. (B)	1,998	139,540
Peloton Interactive, Inc., Class A (B)	505	4,636
PepsiCo, Inc.	2,377	396,151
PerkinElmer, Inc.	204	29,013
Pfizer, Inc.	9,680	507,522
PG&E Corp. (B)	2,614	26,088
Philip Morris International, Inc.	2,709	267,487
Phillips 66	750	61,492
Pinterest, Inc., Class A (B)	1,017	18,469
Pioneer Natural Resources Co.	389	86,778
Plug Power, Inc. (B) (C)	952	15,775
PNC Financial Services Group, Inc.	5,736	904,969
Pool Corp.	58	20,371
PPG Industries, Inc.	395	45,164
PPL Corp.	1,343	36,436
Principal Financial Group, Inc.	477	31,859
Procter & Gamble Co.	4,200	603,918
Progressive Corp.	1,041	121,037
Prologis, Inc., REIT	1,300	152,945
Prudential Financial, Inc.	650	62,192
PTC, Inc. (B)	204	21,693
Public Service Enterprise Group, Inc.	868	54,927
Public Storage, REIT	274	85,672
PulteGroup, Inc.	452	17,913
Qorvo, Inc. (B)	206	19,430
QUALCOMM, Inc.	1,961	250,498
Quest Diagnostics, Inc.	228	30,319
Raymond James Financial, Inc.	311	27,806
Raytheon Technologies Corp.	2,618	251,616
Realty Income Corp., REIT	953	65,052
Regency Centers Corp., REIT	267	15,836
Regeneron Pharmaceuticals, Inc. (B)	184	108,768
Regions Financial Corp.	12,088	226,650
Republic Services, Inc.	402	52,610
ResMed, Inc.	252	52,827
RingCentral, Inc., Class A (B)	113	5,905
Rivian Automotive, Inc., Class A (B)	331	8,520
Robert Half International, Inc.	204	15,278
Rockwell Automation, Inc.	213	42,453
Roku, Inc. (B)	221	18,153
Rollins, Inc.	406	14,178
Roper Technologies, Inc.	186	73,405
Ross Stores, Inc.	622	43,683
Royal Caribbean Cruises Ltd. (B)	423	14,767

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Royalty Pharma PLC, Class A	592	$ 24,888
RPM International, Inc.	202	15,901
S&P Global, Inc.	598	201,562
Salesforce, Inc. (B)	1,693	279,413
SBA Communications Corp., REIT	195	62,410
Schlumberger NV	2,456	87,827
Seagate Technology Holdings PLC	362	25,861
Seagen, Inc. (B)	226	39,988
Sealed Air Corp.	255	14,719
SEI Investments Co.	230	12,425
Sempra Energy	567	85,203
Sensata Technologies Holding PLC	280	11,567
ServiceNow, Inc. (B)	335	159,299
Sherwin-Williams Co.	428	95,833
Signature Bank	699	125,268
Simon Property Group, Inc., REIT	598	56,762
Sirius XM Holdings, Inc. (C)	1,725	10,574
Skyworks Solutions, Inc.	297	27,514
Snap, Inc., Class A (B)	1,905	25,013
Snap-on, Inc.	95	18,718
Snowflake, Inc., Class A (B)	364	50,618
SoFi Technologies, Inc. (B)	956	5,038
Southern Co.	1,806	128,786
Southwest Airlines Co. (B)	267	9,644
Splunk, Inc. (B)	307	27,157
SS&C Technologies Holdings, Inc.	422	24,506
Stanley Black & Decker, Inc.	284	29,780
Starbucks Corp.	2,030	155,072
State Street Corp.	652	40,196
Steel Dynamics, Inc.	367	24,277
STERIS PLC	173	35,664
Stryker Corp.	578	114,982
Sun Communities, Inc., REIT	216	34,422
Sunrun, Inc. (B) (C)	326	7,615
SVB Financial Group (B)	687	271,358
Synchrony Financial	1,007	27,813
Synopsys, Inc. (B)	261	79,266
Sysco Corp.	897	75,985
T-Mobile US, Inc. (B)	1,088	146,379
T. Rowe Price Group, Inc.	385	43,740
Take-Two Interactive Software, Inc. (B)	220	26,957
Target Corp.	830	117,221
Teladoc Health, Inc. (B) (C)	245	8,136
Teledyne Technologies, Inc. (B)	75	28,133
Teleflex, Inc.	78	19,176
Teradyne, Inc.	299	26,775
Tesla, Inc. (B)	1,465	986,560
Texas Instruments, Inc.	1,607	246,916
Textron, Inc.	403	24,611
Thermo Fisher Scientific, Inc.	664	360,738
TJX Cos., Inc.	2,064	115,274
Tractor Supply Co.	208	40,321
Trade Desk, Inc., Class A (B)	738	30,915
Tradeweb Markets, Inc., Class A	185	12,626
TransDigm Group, Inc. (B)	93	49,910
TransUnion	322	25,757
Travelers Cos., Inc.	427	72,218
Trimble, Inc. (B)	442	25,738

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Truist Financial Corp.	17,754	$ 842,072
Twilio, Inc., Class A (B)	303	25,394
Twitter, Inc. (B)	1,430	53,468
Tyler Technologies, Inc. (B)	61	20,281
Tyson Foods, Inc., Class A	502	43,202
Uber Technologies, Inc. (B)	2,186	44,726
UDR, Inc., REIT	511	23,526
UGI Corp.	367	14,170
Ulta Beauty, Inc. (B)	92	35,464
Union Pacific Corp.	1,123	239,513
United Parcel Service, Inc., Class B	1,254	228,905
United Rentals, Inc. (B)	152	36,922
UnitedHealth Group, Inc.	1,623	833,621
Unity Software, Inc. (B) (C)	103	3,792
Universal Health Services, Inc., Class B	110	11,078
Upstart Holdings, Inc. (B) (C)	56	1,771
US Bancorp	19,592	901,624
Vail Resorts, Inc.	61	13,301
Valero Energy Corp.	717	76,203
Veeva Systems, Inc., Class A (B)	230	45,549
Ventas, Inc., REIT	680	34,972
VeriSign, Inc. (B)	171	28,613
Verisk Analytics, Inc.	265	45,869
Verizon Communications, Inc.	7,203	365,552
Vertex Pharmaceuticals, Inc. (B)	460	129,623
VF Corp.	555	24,514
Viatris, Inc.	2,094	21,924
VICI Properties, Inc., REIT (C)	1,071	31,905
Visa, Inc., Class A	2,909	572,753
Vistra Corp.	736	16,818
VMware, Inc., Class A	371	42,287
Vornado Realty Trust, REIT	301	8,606
Vulcan Materials Co.	207	29,415
W.R. Berkley Corp.	349	23,823
Walgreens Boots Alliance, Inc.	1,293	49,005
Walmart, Inc.	2,689	326,929
Walt Disney Co. (B)	3,170	299,248
Warner Bros Discovery, Inc. (B)	3,885	52,137
Waste Connections, Inc.	457	56,650
Waste Management, Inc.	733	112,134
Waters Corp. (B)	118	39,056
Wayfair, Inc., Class A (B) (C)	119	5,184
WEC Energy Group, Inc.	552	55,553
Wells Fargo & Co.	55,635	2,179,223
Welltower, Inc., REIT	771	63,492
West Pharmaceutical Services, Inc.	149	45,053
Western Digital Corp. (B)	540	24,208
Western Union Co.	702	11,562
Westinghouse Air Brake Technologies Corp.	291	23,885
WestRock Co.	483	19,243
Weyerhaeuser Co., REIT	1,283	42,493
Whirlpool Corp.	118	18,275
Williams Cos., Inc.	2,136	66,665
Workday, Inc., Class A (B)	319	44,526
WP Carey, Inc., REIT	302	25,024
WW Grainger, Inc.	70	31,810
Wynn Resorts Ltd. (B)	184	10,484
Xcel Energy, Inc.	956	67,647

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Xylem, Inc.	294	$ 22,985
Yum! Brands, Inc.	497	56,414
Zebra Technologies Corp., Class A (B)	93	27,337
Zendesk, Inc. (B)	229	16,962
Zillow Group, Inc., Class A (B)	120	3,817
Zillow Group, Inc., Class C (B) (C)	315	10,001
Zimmer Biomet Holdings, Inc.	378	39,713
Zimvie, Inc. (B)	38	608
Zions Bancorp NA	1,856	94,470
Zoetis, Inc.	834	143,356
Zoom Video Communications, Inc., Class A (B)	396	42,756
ZoomInfo Technologies, Inc. (B)	410	13,628
Zscaler, Inc. (B)	121	18,091

		71,669,583

Total Common Stocks (Cost $229,057,681)		238,007,606

PREFERRED STOCKS - 0.1%
Germany - 0.1%
Bayerische Motoren Werke AG, 8.61% (I)	737	52,567
FUCHS PETROLUB SE, 3.88% (I)	883	24,703
Henkel AG & Co. KGaA, 3.15% (I)	2,264	140,098
Porsche Automobil Holding SE, 4.04% (I)	1,923	127,901
Sartorius AG, 0.38% (I)	340	119,329
Volkswagen AG, 5.96% (I)	2,354	316,942

Total Preferred Stocks (Cost $1,038,573)		781,540

WARRANT - 0.0% (A)
Australia - 0.0% (A)
Magellan Financial Group Ltd., (B) (C) Exercise Price AUD 0.72, Expiration Date 04/16/2027	207	105

Total Warrant (Cost $0)		105

	Principal	Value
ASSET-BACKED SECURITIES - 0.4%
Cayman Islands - 0.1%
HGI CRE CLO Ltd. Series 2021-FL2, Class A, 1-Month LIBOR + 1.00%, 2.51% (J), 09/17/2036 (G)	$1,300,000	1,239,862

United States - 0.3%
American Credit Acceptance Receivables Trust Series 2020-2, Class C, 3.88%, 04/13/2026 (G)	636,328	635,266
American Homes 4 Rent Trust Series 2014-SFR3, Class C, 4.60%, 12/17/2036 (G)	225,000	224,207

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
Exeter Automobile Receivables Trust Series 2018-2A, Class D, 4.04%, 03/15/2024 (G)	$ 300,433	$ 300,747
Flagship Credit Auto Trust Series 2020-2, Class C, 3.80%, 04/15/2026 (G)	500,000	498,601
Navient Private Education Loan Trust Series 2014-AA, Class A3, 1-Month LIBOR + 1.60%, 2.92% (J), 10/15/2031 (G)	421,000	415,339
SLM Private Education Loan Trust Series 2010-C, Class A5, 1-Month LIBOR + 4.75%, 6.07% (J), 10/15/2041 (G)	1,062,061	1,160,041
SMB Private Education Loan Trust Series 2019-A, Class A2A, 3.44%, 07/15/2036 (G)	185,243	181,290

		3,415,491

Total Asset-Backed Securities (Cost $4,676,717)		4,655,353

CONVERTIBLE BONDS - 0.0% (A)
India - 0.0% (A)
REI Agro Ltd.
5.50%, 11/13/2014 (B) (G) (K)	697,000	5,778
5.50%, 11/13/2014 (B) (F) (K) (L)	259,000	2,147

		7,925

Netherlands - 0.0% (A)
Bio City Development Co. BV 8.00%, 07/06/2021 (B) (D) (E) (F) (K)	2,400,000	186,000

Total Convertible Bonds (Cost $2,277,010)		193,925

CORPORATE DEBT SECURITIES - 12.7%
Australia - 0.9%
Australia & New Zealand Banking Group Ltd. Fixed until 11/25/2030, 2.57% (J), 11/25/2035 (G)	2,025,000	1,619,501
Commonwealth Bank of Australia Fixed until 10/03/2024, 1.94% (J), 10/03/2029 (L)	EUR 1,000,000	1,006,870
National Australia Bank Ltd. 0.63%, 08/30/2023 (L)	450,000	467,778
NBN Co. Ltd. 2.63%, 05/05/2031 (G)	$ 1,425,000	1,218,461
Quintis Australia Pty Ltd.
PIK Rate 0.00%, Cash Rate 12.00%, 10/01/2028 (D) (E) (G) (M)	3,336,317	3,336,317
PIK Rate 8.00%, Cash Rate 7.50%, 10/01/2026 (D) (E) (G) (M)	237,012	237,012
Transurban Finance Co. Pty Ltd. 2.00%, 08/28/2025 (L)	EUR 1,050,000	1,085,865
Westpac Banking Corp. Fixed until 11/15/2030, 2.67% (J), 11/15/2035	$ 1,250,000	1,004,370

		9,976,174

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Belgium - 0.1%
Anheuser-Busch InBev SA 2.75%, 03/17/2036 (L)	EUR 1,200,000	$ 1,115,604

Bermuda - 0.1%
Ooredoo International Finance Ltd. 2.63%, 04/08/2031 (G)	$ 810,000	702,502

Canada - 0.3%
Enbridge, Inc. 2.50%, 01/15/2025 (C)	1,775,000	1,709,289
Rogers Communications, Inc. 3.80%, 03/15/2032 (G)	1,450,000	1,329,593

		3,038,882

Cayman Islands - 0.1%
Alibaba Group Holding Ltd. 2.13%, 02/09/2031 (C)	950,000	787,609

Colombia - 0.2%
Ecopetrol SA 5.88%, 09/18/2023	2,150,000	2,155,375

France - 0.9%
AXA SA Fixed until 05/28/2029, 3.25% (J), 05/28/2049 (L)	EUR 1,500,000	1,449,032
Banque Federative du Credit Mutuel SA
0.75%, 07/17/2025 (C) (L)	1,000,000	995,869
1.25%, 12/05/2025 (L)	GBP 1,500,000	1,681,956
BNP Paribas SA 1.13%, 06/11/2026 (L)	EUR 1,000,000	972,298
BPCE SA 5.15%, 07/21/2024 (G)	$ 1,800,000	1,801,068
Orange SA Fixed until 10/01/2026 (N), 5.00% (J) (L)	EUR 1,360,000	1,433,651
TotalEnergies SE Fixed until 05/05/2023 (N), 2.71% (J) (L)	1,570,000	1,602,093

		9,935,967

Germany - 0.3%
Deutsche Bank AG
0.96%, 11/08/2023	$ 1,050,000	1,006,555
Fixed until 09/18/2023, 2.22% (J), 09/18/2024	750,000	723,454
Kreditanstalt fuer Wiederaufbau 1.13%, 09/15/2032 (C) (L)	EUR 2,070,000	1,977,043

		3,707,052

India - 0.0% (A)
Indian Railway Finance Corp. Ltd. 3.57%, 01/21/2032 (G)	$ 475,000	405,759

Indonesia - 0.1%
Pertamina Persero PT 6.50%, 11/07/2048 (L)	1,250,000	1,262,448
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 4.00%, 06/30/2050 (L)	410,000	284,721

		1,547,169

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Ireland - 0.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45%, 10/29/2026	$ 1,225,000	$ 1,068,093
GE Capital International Funding Unlimited Co. 4.42%, 11/15/2035	851,000	798,223

		1,866,316

Italy - 0.1%
Assicurazioni Generali SpA Fixed until 10/27/2027, 5.50% (J), 10/27/2047 (L)	EUR 1,200,000	1,263,828

Japan - 0.2%
NTT Finance Corp. 1.59%, 04/03/2028 (G)	$ 2,275,000	1,979,974

Jersey, Channel Islands - 0.1%
Galaxy Pipeline Assets Bidco Ltd. 2.63%, 03/31/2036 (G)	1,575,000	1,275,192

Luxembourg - 0.3%
Blackstone Property Partners Europe Holdings SARL 1.25%, 04/26/2027 (L)	EUR 1,000,000	870,704
JBS Finance Luxembourg SARL 2.50%, 01/15/2027 (G)	$ 1,000,000	867,740
Medtronic Global Holdings SCA 1.13%, 03/07/2027	EUR 1,740,000	1,712,007

		3,450,451

Malaysia - 0.2%
Petronas Capital Ltd. 3.50%, 03/18/2025 (L)	$ 2,150,000	2,131,111

Netherlands - 0.4%
Akelius Residential Property Financing BV 1.13%, 01/11/2029 (L)	EUR 1,000,000	853,901
ASR Nederland NV Fixed until 09/30/2024 (N), 5.00% (J) (L)	1,470,000	1,525,072
Shell International Finance BV 3.25%, 05/11/2025	$ 675,000	667,319
Thermo Fisher Scientific Finance I BV 2.00%, 10/18/2051	EUR 100,000	72,420
Upjohn Finance BV 1.91%, 06/23/2032 (L)	1,400,000	1,084,678

		4,203,390

Republic of Korea - 0.2%
Korea Southern Power Co. Ltd. 0.75%, 01/27/2026 (G)	$ 2,190,000	1,968,890

Singapore - 0.1%
ONGC Videsh Vankorneft Pte Ltd. 3.75%, 07/27/2026 (L)	1,400,000	1,356,040

Spain - 0.4%
Banco Santander SA
3.13%, 01/19/2027 (L)	EUR 1,400,000	1,407,729
5.18%, 11/19/2025	$ 1,600,000	1,600,876
CaixaBank SA 0.75%, 04/18/2023 (L)	EUR 1,600,000	1,673,102

		4,681,707

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Switzerland - 0.1%
UBS Group AG 4.13%, 09/24/2025 (G)	$ 1,090,000	$ 1,082,763

United Kingdom - 0.7%
HSBC Holdings PLC
Fixed until 11/13/2025, 2.26% (J), 11/13/2026 (L)	GBP 1,514,000	1,713,080
Fixed until 05/22/2029, 3.97% (J), 05/22/2030	$ 2,000,000	1,840,945
Lloyds Banking Group PLC 2.25%, 10/16/2024 (L)	GBP 1,520,000	1,776,791
NGG Finance PLC Fixed until 06/18/2025, 5.63% (J), 06/18/2073 (L)	1,360,000	1,563,647
Western Power Distribution West Midlands PLC 5.75%, 04/16/2032 (L)	750,000	1,024,440

		7,918,903

United States - 6.8%
Alexandria Real Estate Equities, Inc. 2.95%, 03/15/2034	$ 1,150,000	960,658
Altria Group, Inc. 2.45%, 02/04/2032	1,525,000	1,151,823
American Express Co. 2.55%, 03/04/2027	825,000	769,812
American Tower Corp. 2.40%, 03/15/2025	1,425,000	1,347,827
Aon Corp. 2.80%, 05/15/2030	750,000	657,187
Apple, Inc. 2.65%, 05/11/2050	650,000	483,032
AT&T, Inc.
1.80%, 09/05/2026	EUR 1,520,000	1,550,115
2.90%, 12/04/2026	GBP 1,200,000	1,417,101
Bank of America Corp.
Fixed until 06/19/2025, 1.32% (J), 06/19/2026	$ 2,475,000	2,247,972
Fixed until 04/22/2031, 2.69% (J), 04/22/2032	600,000	505,059
Fixed until 03/08/2032, 3.85% (J), 03/08/2037	375,000	325,264
4.00%, 01/22/2025	2,559,000	2,549,676
4.13%, 01/22/2024	1,286,000	1,300,588
BAT Capital Corp. 3.56%, 08/15/2027	1,675,000	1,534,673
Boeing Co. 5.15%, 05/01/2030	1,050,000	1,010,677
BP Capital Markets America, Inc. 3.12%, 05/04/2026	1,350,000	1,305,881
Broadcom, Inc. 3.42%, 04/15/2033 (G)	1,275,000	1,057,312
Burlington Northern Santa Fe LLC
3.05%, 02/15/2051	650,000	497,874
3.30%, 09/15/2051	825,000	667,354
4.55%, 09/01/2044	225,000	217,378
Capital One Financial Corp. 3.30%, 10/30/2024	1,925,000	1,879,823
CDW LLC / CDW Finance Corp. 2.67%, 12/01/2026	275,000	245,007

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
United States (continued)
Centene Corp. 4.25%, 12/15/2027	$ 98,000	$ 91,204
Charter Communications Operating LLC / Charter Communications Operating Capital
2.30%, 02/01/2032	375,000	284,559
2.80%, 04/01/2031	1,575,000	1,264,664
Chubb INA Holdings, Inc. 0.88%, 06/15/2027	EUR 1,000,000	956,133
Cigna Corp. 3.05%, 10/15/2027	$ 775,000	729,237
Citigroup, Inc.
Fixed until 11/03/2031, 2.52% (J), 11/03/2032	1,450,000	1,179,967
Fixed until 01/25/2032, 3.06% (J), 01/25/2033	450,000	383,060
Fixed until 05/24/2032, 4.91% (J), 05/24/2033	375,000	370,260
5.50%, 09/13/2025	1,550,000	1,593,968
Comcast Corp.
3.70%, 04/15/2024	2,125,000	2,131,637
4.00%, 03/01/2048	275,000	240,643
Crown Castle International Corp. 3.30%, 07/01/2030	1,375,000	1,215,866
CVS Health Corp.
1.75%, 08/21/2030	925,000	742,790
1.88%, 02/28/2031	200,000	160,591
3.75%, 04/01/2030	475,000	445,135
Daimler Finance North America LLC 0.75%, 03/01/2024 (G)	2,000,000	1,901,266
Deere & Co. 3.10%, 04/15/2030	550,000	514,899
Emerson Electric Co. 1.25%, 10/15/2025	EUR 1,570,000	1,590,494
Energy Transfer LP
2.90%, 05/15/2025	$ 825,000	784,856
4.05%, 03/15/2025	324,000	319,357
Enterprise Products Operating LLC
3.35%, 03/15/2023	954,000	951,617
3.90%, 02/15/2024	228,000	227,875
Fox Corp. 4.71%, 01/25/2029	1,250,000	1,227,922
General Motors Financial Co., Inc. 4.30%, 07/13/2025	1,675,000	1,649,448
Georgia-Pacific LLC 2.30%, 04/30/2030 (G)	2,300,000	1,995,388
Goldman Sachs Group, Inc. Fixed until 04/22/2031, 2.62% (J), 04/22/2032	225,000	187,305
Intel Corp. 3.05%, 08/12/2051	375,000	281,094
JPMorgan Chase & Co.
Fixed until 02/17/2032, 0.60% (J), 02/17/2033 (L)	EUR 1,000,000	802,654
Fixed until 02/04/2031, 1.95% (J), 02/04/2032	$ 4,125,000	3,305,895
Fixed until 03/13/2025, 2.01% (J), 03/13/2026	1,125,000	1,054,405

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
United States (continued)
JPMorgan Chase & Co. (continued)
Fixed until 05/13/2030, 2.96% (J), 05/13/2031	$ 1,125,000	$ 973,638
Level 3 Financing, Inc. 3.40%, 03/01/2027 (G)	1,700,000	1,463,675
Lowe’s Cos., Inc.
1.30%, 04/15/2028	700,000	592,325
1.70%, 10/15/2030	1,125,000	904,662
Magallanes, Inc.
4.28%, 03/15/2032 (G)	1,025,000	919,397
5.05%, 03/15/2042 (G)	375,000	320,255
McDonald’s Corp. 3.50%, 07/01/2027	1,095,000	1,074,513
NextEra Energy Capital Holdings, Inc. 2.75%, 11/01/2029	2,525,000	2,237,221
NRG Energy, Inc.
5.25%, 06/15/2029 (G)	30,000	26,775
5.75%, 01/15/2028	33,000	30,309
6.63%, 01/15/2027	15,000	14,691
NVIDIA Corp. 2.85%, 04/01/2030	450,000	413,174
ONEOK Partners LP 4.90%, 03/15/2025	742,000	748,663
ONEOK, Inc. 2.75%, 09/01/2024	435,000	421,009
Oracle Corp. 2.80%, 04/01/2027	1,371,000	1,254,741
PepsiCo, Inc. 2.63%, 04/28/2026	EUR 1,410,000	1,507,144
Prologis Finance LLC 1.88%, 01/05/2029	950,000	904,917
T-Mobile USA, Inc.
2.05%, 02/15/2028	$ 1,550,000	1,348,221
2.25%, 11/15/2031 (C)	1,250,000	1,017,441
Thermo Fisher Scientific, Inc. 1.88%, 10/01/2049	EUR 400,000	286,132
Verizon Communications, Inc.
1.38%, 10/27/2026	1,630,000	1,631,308
2.36%, 03/15/2032	$ 375,000	311,848
3.40%, 03/22/2041	875,000	713,537
Vistra Operations Co. LLC
5.00%, 07/31/2027 (G)	52,000	47,125
5.50%, 09/01/2026 (G)	40,000	37,773
5.63%, 02/15/2027 (G)	992,000	930,069
Vontier Corp. 2.40%, 04/01/2028	925,000	775,334
Walt Disney Co.
2.65%, 01/13/2031	775,000	683,968
3.80%, 03/22/2030	400,000	387,642
Wells Fargo & Co. 3.75%, 01/24/2024	679,000	680,643
Williams Cos., Inc. 3.70%, 01/15/2023	1,198,000	1,199,957
Xcel Energy, Inc. 2.60%, 12/01/2029	1,650,000	1,442,048

		77,566,437

Total Corporate Debt Securities (Cost $164,735,656)		144,117,095

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS - 29.3%
Australia - 1.4%
Australia Government Bond
0.25%, 11/21/2025 (L)	AUD 9,950,000	$ 6,215,654
1.25%, 05/21/2032	2,000,000	1,105,939
2.50%, 05/21/2030 (L)	4,710,000	3,008,655
3.25%, 04/21/2025 (L)	7,240,000	5,013,365

		15,343,613

Austria - 0.1%
Republic of Austria Government Bond 0.25%, 10/20/2036 (L)	EUR 1,850,000	1,486,019

Belgium - 0.4%
Kingdom of Belgium Government Bond
1.70%, 06/22/2050 (L)	1,030,000	882,046
1.90%, 06/22/2038 (L)	3,490,000	3,422,164

		4,304,210

Canada - 1.7%
Canada Government Bond 1.25%, 06/01/2030	CAD 9,500,000	6,377,178
Province of British Columbia 2.20%, 06/18/2030	3,700,000	2,545,952
Province of Ontario
2.05%, 06/02/2030	3,930,000	2,668,351
2.30%, 06/15/2026 (C)	$ 2,690,000	2,588,746
Province of Quebec
1.35%, 05/28/2030	2,890,000	2,458,949
1.90%, 09/01/2030	CAD 3,930,000	2,630,679

		19,269,855

China - 9.8%
Agricultural Development Bank of China
2.25%, 04/22/2025	CNY 10,000,000	1,477,994
3.79%, 10/26/2030	9,000,000	1,408,175
China Development Bank
3.34%, 07/14/2025	10,000,000	1,523,484
3.70%, 10/20/2030	19,000,000	2,956,763
China Government Bond
2.37%, 01/20/2027	48,000,000	7,082,431
3.02%, 05/27/2031	194,290,000	29,322,718
3.27%, 11/19/2030	400,350,000	61,574,826
3.81%, 09/14/2050	28,000,000	4,514,254
Export-Import Bank of China 2.93%, 03/02/2025	10,000,000	1,505,717

		111,366,362

Colombia - 0.0% (A)
Colombia TES Series B, 7.75%, 09/18/2030	COP 1,816,200,000	354,775

Czech Republic - 0.0% (A)
Czech Republic Government Bond 1.20%, 03/13/2031 (C)	CZK 17,200,000	536,225

Denmark - 0.1%
Denmark Government Bond 0.50%, 11/15/2029	DKK 6,540,000	849,968

	Principal	Value

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Finland - 0.1%
Finland Government Bond 1.13%, 04/15/2034 (L)	EUR 900,000	$ 854,608

France - 1.9%
Agence Francaise de Developpement EPIC 1.50%, 10/31/2034 (L)	1,600,000	1,516,871
French Republic Government Bond OAT
Zero Coupon, 11/25/2029 (L)	18,260,000	16,963,489
1.50%, 05/25/2050 (L)	2,050,000	1,736,916
SNCF Reseau 1.88%, 03/30/2034 (L)	1,100,000	1,092,330

		21,309,606

Germany - 0.9%
Bundesrepublik Deutschland Bundesanleihe
Zero Coupon, 08/15/2031 - 05/15/2036 (L)	4,920,000	4,524,008
0.25%, 02/15/2029 (L)	1,250,000	1,235,654
4.25%, 07/04/2039 (L)	3,010,000	4,384,972

		10,144,634

Greece - 2.7%
Hellenic Republic Government Bond 0.75%, 06/18/2031 (L) (O)	36,918,000	30,218,980

Hungary - 0.0% (A)
Hungary Government Bond 3.00%, 08/21/2030	HUF 90,180,000	167,887

Indonesia - 0.3%
Indonesia Government International Bond 1.75%, 04/24/2025	EUR 1,890,000	1,911,303
Indonesia Treasury Bond
8.25%, 05/15/2029	IDR 14,656,000,000	1,045,276
8.38%, 03/15/2034	12,964,000,000	925,907

		3,882,486

Ireland - 0.1%
Ireland Government Bond 0.20%, 10/18/2030 (L)	EUR 1,210,000	1,111,503

Italy - 1.4%
Italy Buoni Poliennali del Tesoro
Zero Coupon, 08/01/2026 (L)	3,370,000	3,225,445
1.40%, 05/26/2025 (L)	700,126	763,835
1.75%, 07/01/2024 (L)	4,535,000	4,782,716
1.85%, 07/01/2025 (L)	1,800,000	1,881,594
2.45%, 09/01/2050 (L)	3,740,000	3,122,846
Republic of Italy Government International Bond 0.88%, 05/06/2024	$ 2,080,000	1,964,905

		15,741,341

Japan - 3.6%
Japan Government Five Year Bond 0.10%, 06/20/2024	JPY 573,000,000	4,236,898
Japan Government Ten Year Bond 0.10%, 06/20/2026 - 03/20/2030	1,823,000,000	13,396,046

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Principal	Value

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Japan (continued)
Japan Government Thirty Year Bond
0.40%, 09/20/2049	JPY 955,000,000	$ 5,768,853
1.70%, 06/20/2033	891,000,000	7,490,297
Japan Government Twenty Year Bond
0.40%, 03/20/2040	957,000,000	6,577,118
0.60%, 06/20/2037	488,000,000	3,579,074

		41,048,286

Malaysia - 0.1%
Malaysia Government Bond 3.89%, 08/15/2029	MYR 7,100,000	1,572,150

Mexico - 0.2%
Mexico Bonos Series M, 8.50%, 05/31/2029	MXN 28,000,000	1,351,274
Mexico Government International Bond 4.50%, 04/22/2029	$ 1,400,000	1,352,213

		2,703,487

Netherlands - 0.4%
Nederlandse Waterschapsbank NV 1.00%, 05/28/2030 (G)	1,129,000	950,410
Netherlands Government Bond
Zero Coupon, 07/15/2030 (L)	EUR 2,820,000	2,613,495
2.75%, 01/15/2047 (L)	660,000	807,767

		4,371,672

Norway - 0.0% (A)
Norway Government Bond 2.13%, 05/18/2032 (L)	NOK 2,230,000	209,015

Poland - 0.1%
Republic of Poland Government Bond 0.25%, 10/25/2026	PLN 4,400,000	734,512

Republic of Korea - 0.7%
Export-Import Bank of Korea 0.63%, 02/09/2026 (C)	$ 1,710,000	1,539,919
Korea Development Bank 0.80%, 07/19/2026	2,440,000	2,194,219
Korea Electric Power Corp. 1.13%, 06/15/2025 (G)	2,650,000	2,456,037
Korea International Bond 2.00%, 06/19/2024	1,260,000	1,230,370

		7,420,545

Russian Federation - 0.0% (A)
Russia Federation Federal Bond - OFZ 7.95% (P), 10/07/2026	RUB 67,640,000	104,535

Spain - 0.9%
Spain Government Bond
Zero Coupon, 01/31/2028	EUR 1,860,000	1,759,417
0.70%, 04/30/2032 (L)	1,784,000	1,585,765
1.60%, 04/30/2025 (L)	5,190,000	5,481,893
2.70%, 10/31/2048 (L)	1,032,000	1,019,353
3.45%, 07/30/2066 (L)	340,000	369,664

		10,216,092

	Principal	Value

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Supranational - 1.0%
Africa Finance Corp. 4.38%, 04/17/2026 (L)	$ 1,450,000	$ 1,406,529
Asian Development Bank 2.13%, 05/19/2031	NZD 950,000	487,586
European Investment Bank
Zero Coupon, 01/14/2031 (L)	EUR 2,700,000	2,390,439
0.05%, 05/24/2024 (C) (L)	2,620,000	2,692,501
International Bank for Reconstruction & Development 3-Month SOFR + 0.43%, 1.65% (J), 08/19/2027	$ 4,640,000	4,676,795

		11,653,850

Sweden - 0.1%
Sweden Government Bond 0.75%, 05/12/2028	SEK 11,270,000	1,038,298

United Arab Emirates - 0.0% (A)
Abu Dhabi Government International Bond 3.13%, 04/16/2030 (G)	$ 378,000	358,457

United Kingdom - 1.3%
U.K. Gilt
0.38%, 10/22/2030 (L)	GBP 5,760,000	6,087,573
0.63%, 10/22/2050 (L)	1,910,000	1,418,462
1.63%, 10/22/2028 (L)	870,000	1,037,201
3.50%, 01/22/2045 (L)	3,000,000	4,168,060
4.25%, 09/07/2039 (L)	1,690,000	2,514,543

		15,225,839

Total Foreign Government Obligations (Cost $398,454,746)		333,598,810

LOAN ASSIGNMENTS - 0.0% (A)
United States - 0.0% (A)
Fieldwood Energy LLC
1st Lien Term Loan,
TBD, 04/11/2022 (B) (K) (Q)	$ 249,657	132,006
2nd Lien Term Loan,
TBD, 04/11/2023 (B) (K) (Q)	337,037	32,861

Total Loan Assignments (Cost $586,694)		164,867

MORTGAGE-BACKED SECURITIES - 1.9%
Ireland - 0.2%
Berg Finance DAC Series 2021-1, Class A, 3-Month EURIBOR + 1.05%, 1.05% (J), 04/22/2033 (L)	EUR 332,116	341,213
Glenbeigh 2 Issuer DAC Series 2021-2A, Class A, 3-Month EURIBOR + 0.75%, 0.58% (J), 06/24/2050 (G)	1,360,447	1,409,959

		1,751,172

United Kingdom - 0.1%
Landmark Mortgage Securities No. 3 PLC Series 3, Class C, 3-Month GBP LIBOR + 2.10%, 3.26% (J), 04/17/2044 (L)	GBP 1,405,373	1,636,685

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
United States - 1.6%
BAMLL Commercial Mortgage Securities Trust Series 2016-ISQ, Class A, 2.85%, 08/14/2034 (G)	$1,000,000	$ 917,127
Bayview Opportunity Master Fund VIa Trust Series 2022-3, Class A1, 3.00% (J), 01/25/2052 (G)	1,859,047	1,653,639
BX Trust Series 2019-OC11, Class D, 4.08% (J), 12/09/2041 (G)	576,000	502,025
COLT Mortgage Loan Trust Series 2020-2, Class A1, 1.85% (J), 03/25/2065 (G)	68,619	67,720
GS Mortgage-Backed Securities Corp. Trust Series 2022-PJ2, Class A6, 3.00% (J), 06/25/2052 (G)	958,598	855,318
Hundred Acre Wood Trust Series 2021-INV3, Class A3, 2.50% (J), 10/25/2051 (G)	1,435,738	1,229,406
JPMorgan Chase Commercial Mortgage Securities Trust Series 2022-ACB, Class A, 1-Month SOFR + 1.40%, 2.18% (J), 03/15/2039 (G)	1,300,000	1,277,151
JPMorgan Mortgage Trust
Series 2021-INV6, Class A2,
3.00% (J), 04/25/2052 (G)	1,700,318	1,515,763
Series 2022-INV3, Class A3B,
3.00% (J), 09/25/2052 (G)	1,443,036	1,283,954
Series 2022-LTV1, Class A1,
3.25% (J), 07/25/2052 (G)	1,910,112	1,684,258
Ladder Capital Commercial Mortgage Trust Series 2013-GCP, Class A1, 3.57%, 02/15/2036 (G)	747,771	722,138
Mello Mortgage Capital Acceptance Series 2021-INV2, Class A3, 2.50% (J), 08/25/2051 (G)	1,366,058	1,167,073
MFA Trust Series 2022-NQM2, Class A, 4.00% (J), 05/25/2067 (G)	1,100,000	1,069,867
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19, Class LNC3, 4.91% (J), 12/15/2046 (G)	915,824	870,585
OBX Trust Series 2020-EXP1, Class 1A8, 3.50% (J), 02/25/2060 (G)	236,170	222,874
Olympic Tower Mortgage Trust Series 2017-OT, Class A, 3.57%, 05/10/2039 (G)	1,400,000	1,284,082
PRMI Securitization Trust Series 2021-1, Class A2, 2.50% (J), 04/25/2051 (G)	1,792,027	1,534,493

		17,857,473

Total Mortgage-Backed Securities (Cost $23,539,046)		21,245,330

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATION - 0.1%
Michigan - 0.1%
University of Michigan, Revenue Bonds, Series A, 4.45%, 04/01/2122	$ 1,130,000	$ 1,028,617

Total Municipal Government Obligation (Cost $1,130,000)		1,028,617

U.S. GOVERNMENT AGENCY OBLIGATIONS - 4.7%
Federal Home Loan Mortgage Corp.
2.50%, 06/01/2050	1,425,378	1,288,100
3.00%, 06/01/2050	780,995	730,214
Federal National Mortgage Association 3.50%, 01/01/2051	5,505,797	5,369,122
Uniform Mortgage-Backed Security
2.00%, TBA (R)	7,700,000	6,696,444
2.50%, TBA (R)	10,000,000	9,010,156
3.00%, TBA (R)	13,000,000	12,122,246
4.00%, TBA (R)	8,000,000	7,898,125
4.50%, TBA (R)	7,000,000	7,035,820
5.00%, TBA (R)	3,000,000	3,064,336

Total U.S. Government Agency Obligations (Cost $54,197,147)		53,214,563

U.S. GOVERNMENT OBLIGATIONS - 7.4%
U.S. Treasury - 4.3%
U.S. Treasury Bond
1.13%, 05/15/2040	10,310,000	7,219,819
1.25%, 05/15/2050	2,300,000	1,476,582
2.38%, 11/15/2049	5,000,000	4,257,227
2.50%, 02/15/2045	11,710,000	9,997,412
2.75%, 08/15/2047	1,090,000	981,937
U.S. Treasury Note
0.50%, 04/30/2027	10,320,000	9,148,922
0.88%, 11/15/2030	2,970,000	2,513,711
1.75%, 05/15/2023	6,550,000	6,486,035
2.13%, 05/15/2025 (C)	7,500,000	7,323,633

		49,405,278

U.S. Treasury Inflation-Protected Securities - 3.1%
U.S. Treasury Inflation-Protected Indexed Note 0.13%, 01/15/2032 (O)	37,117,943	35,347,591

Total U.S. Government Obligations (Cost $95,012,943)		84,752,869

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.1%
U.S. Treasury Bill
1.35% (I), 10/27/2022	20,000	19,874
1.37% (I), 10/27/2022	10,000	9,937
1.40% (I), 10/27/2022	537,000	533,623
2.00% (I), 10/27/2022	50,000	49,686

Total Short-Term U.S. Government Obligations (Cost $614,128)		613,120

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Shares	Value
OTHER INVESTMENT COMPANY - 1.5%
Securities Lending Collateral - 1.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.54% (I)	17,260,811	$ 17,260,811

Total Other Investment Company (Cost $17,260,811)		17,260,811

	Principal	Value
REPURCHASE AGREEMENTS - 22.4%
Fixed Income Clearing Corp., 0.35% (I), dated 06/30/2022, to be repurchased at $151,249,586 on 07/01/2022. Collateralized by a U.S. Government Obligation, 3.00%, due 06/30/2024, and with a value of $154,273,140.	$151,248,116	151,248,116

Principal	Value
REPURCHASE AGREEMENTS (continued)

State Street Bank & Trust Co., 0.24% (I), dated 06/30/2022, to be repurchased at $103,137,855 on 07/01/2022. Collateralized by a U.S. Government Obligation, 1.88%, due 06/30/2026, and with a value of $105,199,941. (O)

$ 103,137,168	$ 103,137,168

Total Repurchase Agreements (Cost $254,385,284)	254,385,284

Total Investments (Cost $1,246,966,436)	1,154,019,895
Net Other Assets (Liabilities) - (1.5)%	(16,671,205)

Net Assets - 100.0%	$1,137,348,690

CENTRALLY CLEARED SWAP AGREEMENTS:

Interest Rate Swap Agreements
Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
1-Month MXN-TIIE	Receive	6.13%	Monthly	07/05/2023	MXN	340,549,000	$(575,142)	$—	$(575,142)
1-Month MXN-TIIE	Receive	6.14	Monthly	07/03/2023	MXN	340,549,000	(570,899)	—	(570,899)
1-Month MXN-TIIE	Receive	6.14	Monthly	07/03/2023	MXN	340,549,000	(570,899)	646	(571,545)
1-Month MXN-TIIE	Receive	6.66	Monthly	07/01/2026	MXN	97,211,000	(399,714)	—	(399,714)
1-Month MXN-TIIE	Receive	6.68	Monthly	06/29/2026	MXN	97,211,000	(396,368)	—	(396,368)
1-Month MXN-TIIE	Receive	6.68	Monthly	06/29/2026	MXN	97,211,000	(396,368)	(2,748)	(393,620)
1-Month MXN-TIIE	Receive	7.30	Monthly	12/27/2023	MXN	331,353,860	(524,808)	—	(524,808)
1-Month MXN-TIIE	Receive	7.30	Monthly	12/26/2023	MXN	326,408,280	(515,170)	—	(515,170)
1-Month MXN-TIIE	Receive	7.31	Monthly	12/26/2023	MXN	331,353,860	(521,783)	—	(521,783)
1-Month MXN-TIIE	Receive	7.36	Monthly	12/22/2026	MXN	142,741,000	(440,639)	—	(440,639)
1-Month MXN-TIIE	Receive	7.38	Monthly	12/22/2026	MXN	142,741,000	(436,626)	—	(436,626)
BRL-CDI	Receive	11.52	Maturity	01/04/2027	BRL	52,375,000	(259,606)	—	(259,606)
BRL-CDI	Receive	11.63	Maturity	01/02/2025	BRL	26,951,000	(68,548)	—	(68,548)
BRL-CDI	Receive	11.69	Maturity	01/02/2025	BRL	42,845,000	(99,234)	—	(99,234)
BRL-CDI	Receive	11.74	Maturity	01/02/2025	BRL	97,902,750	(204,544)	—	(204,544)
BRL-CDI	Receive	11.80	Maturity	01/02/2025	BRL	55,934,000	(105,513)	—	(105,513)
BRL-CDI	Receive	11.85	Maturity	01/02/2025	BRL	65,525,000	(110,177)	—	(110,177)
BRL-CDI	Receive	11.90	Maturity	01/02/2025	BRL	65,525,000	(96,774)	—	(96,774)

Total							$(6,292,812)	$(2,102)	$(6,290,710)

OVER-THE-COUNTER SWAP AGREEMENTS:

Total Return Swap Agreements (S)
Reference Entity	Counterparty	Pay/ Receive	Payment Frequency	Maturity Date	Notional Amount		Number of Shares or Units	Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
MSCI Brazil Bank USD Index	BNP	Receive	Quarterly	02/16/2023	USD	3,923,732	7,670	$(615,405)	$—	$(615,405)
MSCI Brazil Bank USD Index	BNP	Receive	Quarterly	02/16/2023	USD	2,597,462	5,295	(313,935)	—	(313,935)
MSCI Daily TR Gross USA USD Index	GSI	Receive	Quarterly	02/23/2023	USD	46,093,367	2,695	(1,170,523)	—	(1,170,523)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

OVER-THE-COUNTER SWAP AGREEMENTS (continued):

Total Return Swap Agreements (S)
Reference Entity	Counterparty	Pay/ Receive	Payment Frequency	Maturity Date	Notional Amount		Number of Shares or Units	Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
MSCI Daily TR Gross USA USD Index	BNP	Receive	Quarterly	09/29/2022	USD	39,626,315	2,323	$(868,417)	$—	$(868,417)
MSCI Daily TR Gross USA USD Index	GSI	Receive	Quarterly	10/13/2022	USD	75,431,290	3,903	(10,467,024)	—	(10,467,024)
MSCI Daily TR Net Japan USD Index	JPM	Receive	Quarterly	05/10/2023	USD	40,735,453	6,013	(2,748,177)	—	(2,748,177)
MSCI Emerging Net Total Return USD Index	BCLY	Receive	Quarterly	06/21/2023	USD	82,999,779	165,615	972,188	—	972,188
MSCI USA Gross Return Index	BNP	Receive	Quarterly	05/08/2023	USD	169,991,775	9,041	(19,342,901)	—	(19,342,901)
MSCI USA Gross Return Index	GSI	Receive	Quarterly	06/23/2023	USD	61,395,249	3,725	174,513	—	174,513

Total								$(34,379,681)	$—	$(34,379,681)

Bilateral Equity Basket Total Return Swaps
Reference Entity	Counterparty	Pay/ Receive	Expiration Date	Notional Amount		Notional Amount as a Percentage of Net Assets	Value	Premiums (Paid) Received	Net Unrealized Appreciation (Depreciation)
BNP US Software & Cloud Swap	BNP	Pay	04/28/2023	USD	8,614,377	0.8%	$1,194,551	$—	$1,194,551
JPMorgan Long EMU Value 3	JPM	Receive	05/16/2023	EUR	7,764,287	0.7	(601,227)	(3,507)	(597,720)
JPMorgan Long US E&Ps (a)	JPM	Receive	06/21/2023	USD	14,062,990	1.2	(1,112,583)	—	(1,112,583)
JPMorgan Short EMU Anti-Value 3	JPM	Pay	05/16/2023	EUR	7,743,806	0.7	(190,710)	3,497	(194,207)
JPMorgan US Anti-Value (S&P 1500) (b)	JPM	Pay	05/16/2023	USD	17,916,088	1.6	202,247	—	202,247
JPMorgan US Anti-Value (S&P 1500) (b)	JPM	Pay	05/16/2023	USD	18,363,529	1.6	860,726	—	860,726
JPMorgan US Anti-Value (S&P 1500) (b)	JPM	Pay	05/16/2023	USD	17,250,554	1.5	786,340	—	786,340
JPMorgan US Anti-Value (S&P 1500) (b)	JPM	Pay	05/16/2023	USD	18,017,967	1.6	1,071,290	—	1,071,290
JPMorgan US Anti-Value (S&P 1500) (b)	JPM	Pay	05/16/2023	USD	15,531,052	1.4	648,986	—	648,986
JPMorgan US Anti-Value 2 (c)	JPM	Receive	05/16/2023	USD	33,484,390	2.9	399,908	—	399,908
JPMorgan US Value (S&P 1500) (d)	JPM	Receive	05/16/2023	USD	17,941,441	1.6	(953,535)	—	(953,535)
JPMorgan US Value (S&P 1500) (d)	JPM	Receive	05/16/2023	USD	18,228,988	1.6	(1,522,282)	—	(1,522,282)
JPMorgan US Value (S&P 1500) (d)	JPM	Receive	05/16/2023	USD	17,455,153	1.5	(1,483,435)	—	(1,483,435)
JPMorgan US Value (S&P 1500) (d)	JPM	Receive	05/16/2023	USD	18,104,361	1.6	(1,983,277)	—	(1,983,277)
JPMorgan US Value (S&P 1500) (d)	JPM	Receive	05/16/2023	USD	14,597,652	1.3	(1,371,096)	—	(1,371,096)
JPMorgan US Value 2 (e)	JPM	Receive	05/16/2023	USD	33,566,007	3.0	(2,220,936)	—	(2,220,936)

							$(6,275,033)	$(10)	$(6,275,023)

Value
OTC Swap Agreements, at value (Assets)	$6,310,749
OTC Swap Agreements, at value (Liabilities)	$(46,965,463)

(a)	The significant reference entities underlying the corresponding total return swap as of June 30, 2022, are as follows:

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Oil, Gas & Consumable Fuels
ConocoPhillips	84,166	$7,558,948	42.92%
Coterra Energy, Inc.	52,760	1,360,680	7.73
Devon Energy Corp.	41,828	2,305,141	13.09
Diamondback Energy, Inc.	11,343	1,374,204	7.80
Marathon Oil Corp.	49,289	1,108,017	6.29
PDC Energy, Inc.	6,073	374,158	2.12

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Oil, Gas & Consumable Fuels (continued)
Pioneer Natural Resources Co.	15,823	$ 3,529,795	20.04%

		17,610,943

TOTAL COMMON STOCKS - LONG		$17,610,943

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

(b)	The significant reference entities underlying the corresponding total return swap as of June 30, 2022, are as follows:

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Aerospace & Defense
Axon Enterprise, Inc.	582	$54,225	0.55%
Boeing Co.	379	51,817	0.52

		106,042

Banks
BancFirst Corp.	586	56,086	0.56
Glacier Bancorp, Inc.	1,094	51,877	0.52

		107,963

Beverages
Brown-Forman Corp., Class B	756	53,041	0.53
Celsius Holdings, Inc.	1,035	67,544	0.68

		120,585

Biotechnology
Arrowhead Pharmaceuticals, Inc.	1,695	59,681	0.60
Avid Bioservices, Inc.	4,198	64,061	0.65
Cytokinetics, Inc.	1,330	52,256	0.53

		175,998

Building Products
AAON, Inc.	977	53,501	0.54

Capital Markets
MSCI, Inc.	127	52,343	0.53

Chemicals
Balchem Corp.	422	54,750	0.55

Construction & Engineering
NV5 Global, Inc.	456	53,233	0.54

Electric Utilities
NextEra Energy, Inc.	699	54,145	0.55

Electronic Equipment, Instruments & Components
Badger Meter, Inc.	643	52,012	0.52

Equity Real Estate Investment Trusts
American Tower Corp.	218	55,719	0.56
Equinix, Inc.	79	51,905	0.52

		107,624

Food & Staples Retailing
Chefs’ Warehouse, Inc.	1,450	56,391	0.57

Food Products
Lamb Weston Holdings, Inc.	800	57,168	0.58

Health Care Equipment & Supplies
ABIOMED, Inc.	210	51,977	0.52
Glaukos Corp.	1,408	63,951	0.64
HealthEquity, Inc.	906	55,619	0.56
Inari Medical, Inc.	941	63,979	0.64
STAAR Surgical Co.	977	69,299	0.70
US Physical Therapy, Inc.	500	54,600	0.55

		359,425

Health Care Technology
Simulations Plus, Inc.	1,210	59,689	0.60

Hotels, Restaurants & Leisure
Las Vegas Sands Corp.	1,618	54,349	0.55

Household Products
WD-40 Co.	278	55,978	0.56

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Insurance
Kinsale Capital Group, Inc.	246	$ 56,491	0.57%
Trupanion, Inc.	859	51,763	0.52

		108,254

Machinery
Lindsay Corp.	404	53,659	0.54

Media
Cable One, Inc.	46	59,309	0.60
TechTarget, Inc.	801	52,642	0.53

		111,951

Multiline Retail
Dollar General Corp.	215	52,770	0.53

Oil, Gas & Consumable Fuels
Par Pacific Holdings, Inc.	3,318	51,728	0.52

Personal Products
Estee Lauder Cos., Inc., Class A	214	54,499	0.55

Pharmaceuticals
Cara Therapeutics, Inc.	5,732	52,333	0.53
Eli Lilly & Co.	171	55,443	0.56
Zoetis, Inc.	307	52,770	0.53

		160,546

Professional Services
Exponent, Inc.	565	51,681	0.52

Semiconductors & Semiconductor Equipment
Enphase Energy, Inc.	357	69,701	0.70
Lattice Semiconductor Corp.	1,099	53,302	0.54
SolarEdge Technologies, Inc.	227	62,125	0.63

		185,128

Software
Agilysys, Inc.	1,307	61,782	0.62
Paycom Software, Inc.	184	51,542	0.52
Paylocity Holding Corp.	305	53,198	0.54
ServiceNow, Inc.	117	55,636	0.56
SPS Commerce, Inc.	478	54,038	0.54

		276,196

Specialty Retail
AutoZone, Inc.	25	53,728	0.55

Textiles, Apparel & Luxury Goods
Deckers Outdoor Corp.	214	54,645	0.55

TOTAL COMMON STOCKS - LONG		$2,795,981

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

(c)	The significant reference entities underlying the corresponding total return swap as of June 30, 2022, are as follows:

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Aerospace & Defense
Boeing Co.	278	$38,008	1.10%

Beverages
Brown-Forman Corp., Class B	535	37,536	1.09
Monster Beverage Corp.	408	37,822	1.09

		75,358

Capital Markets
CME Group, Inc.	177	36,232	1.05
FactSet Research Systems, Inc.	95	36,534	1.06
MarketAxess Holdings, Inc.	137	35,073	1.01
MSCI, Inc.	90	37,094	1.07
Nasdaq, Inc.	243	37,067	1.07

		182,000

Chemicals
Air Products & Chemicals, Inc.	151	36,312	1.05
Albemarle Corp.	165	34,482	1.00

		70,794

Commercial Services & Supplies
Cintas Corp.	94	35,112	1.02
Copart, Inc.	325	35,315	1.02
Rollins, Inc.	1,059	36,980	1.07

		107,407

Consumer Finance
S&P Global, Inc.	107	36,065	1.04

Electric Utilities
NextEra Energy, Inc.	500	38,730	1.12

Entertainment
Electronic Arts, Inc.	289	35,157	1.02

Equity Real Estate Investment Trusts
American Tower Corp.	156	39,872	1.15
Equinix, Inc.	56	36,793	1.06
Public Storage	112	35,019	1.01
SBA Communications Corp.	110	35,206	1.02

		146,890

Health Care Equipment & Supplies
ABIOMED, Inc.	149	36,879	1.07
Edwards Lifesciences Corp.	376	35,754	1.03
IDEXX Laboratories, Inc.	102	35,774	1.04
ResMed, Inc.	181	37,943	1.10

		146,350

Hotels, Restaurants & Leisure
Chipotle Mexican Grill, Inc.	27	35,296	1.04
Las Vegas Sands Corp.	1,169	39,267	1.14
McDonald’s Corp.	143	35,304	1.02

		109,867

Insurance
Arthur J Gallagher & Co.	222	36,195	1.04
Brown & Brown, Inc.	621	36,229	1.05
Marsh & McLennan Cos., Inc.	224	34,776	1.00
Progressive Corp.	323	37,555	1.09

		144,755

Common Stocks - Long	Shares	Value	Percentage of Basket Value
IT Services
Jack Henry & Associates, Inc.	198	$ 35,644	1.03%

Life Sciences Tools & Services
Bio-Techne Corp.	101	35,011	1.01
Waters Corp.	112	37,070	1.07
West Pharmaceutical Services, Inc.	119	35,982	1.04

		108,063

Machinery
IDEX Corp.	190	34,510	1.00

Multi-Utilities
WEC Energy Group, Inc.	346	34,821	1.01

Oil, Gas & Consumable Fuels
Hess Corp.	326	34,536	1.00

Pharmaceuticals
Eli Lilly & Co.	122	39,556	1.15
Zoetis, Inc.	216	37,128	1.08

		76,684

Professional Services
Verisk Analytics, Inc.	201	34,791	1.00

Semiconductors & Semiconductor Equipment
Enphase Energy, Inc.	254	49,591	1.43
Monolithic Power Systems, Inc.	90	34,564	1.00
SolarEdge Technologies, Inc.	161	44,062	1.27

		128,217

Software
ANSYS, Inc.	147	35,176	1.02
Cadence Design Systems, Inc.	259	38,858	1.13
Fortinet, Inc.	654	37,003	1.07
Paycom Software, Inc.	129	36,135	1.05
ServiceNow, Inc.	82	38,993	1.13
Synopsys, Inc.	134	40,696	1.18

		226,861

Water Utilities
American Water Works Co., Inc.	241	35,854	1.04

TOTAL COMMON STOCKS - LONG		$1,881,362

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

(d)	The significant reference entities underlying the corresponding total return swap as of June 30, 2022, are as follows:

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Aerospace & Defense
Huntington Ingalls Industries, Inc.	240	$52,277	0.55%
Moog, Inc., Class A	661	52,477	0.55

		104,754

Beverages
Coca-Cola Consolidated, Inc.	99	55,826	0.59

Biotechnology
Emergent BioSolutions, Inc.	1,766	54,817	0.58
iTeos Therapeutics, Inc.	2,745	56,547	0.59
Moderna, Inc.	400	57,140	0.60
Vir Biotechnology Inc	2,589	65,942	0.69

		234,446

Capital Markets
Virtus Investment Partners, Inc.	299	51,135	0.54

Commercial Services & Supplies
GEO Group, Inc.	8,248	54,437	0.57

Containers & Packaging
Greif, Inc., Class A	844	52,649	0.55
O-I Glass, Inc.	3,812	53,368	0.56

		106,017

Diversified Consumer Services
Perdoceo Education Corp.	4,906	57,793	0.61

Electric Utilities
PNM Resources, Inc.	1,084	51,794	0.54

Electronic Equipment, Instruments & Components
Sanmina Corp.	1,251	50,953	0.54

Energy Equipment & Services
Nabors Industries Ltd.	392	52,489	0.55

Equity Real Estate Investment Trusts
Getty Realty Corp.	1,968	52,152	0.55
Omega Healthcare Investors, Inc.	1,823	51,390	0.54
Universal Health Realty Income Trust	1,032	54,913	0.58

		158,455

Food Products
B&G Foods, Inc.	2,123	50,485	0.53
Fresh Del Monte Produce, Inc.	2,013	59,444	0.62

		109,929

Health Care
QuidelOrtho Corp.	555	53,935	0.57

Health Care Equipment & Supplies
Avanos Medical, Inc.	1,971	53,887	0.57
Cross Country Healthcare, Inc.	3,090	64,365	0.68
Fulgent Genetics, Inc.	1,015	55,348	0.58
MEDNAX, Inc.	2,818	59,206	0.62
Select Medical Holdings Corp.	2,281	53,877	0.57
Varex Imaging Corp.	2,448	52,363	0.55
Zynex, Inc.	8,043	64,183	0.67

		403,229

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Hotels, Restaurants & Leisure
Penn National Gaming, Inc.	1,687	$ 51,319	0.54%

Insurance
American Equity Investment Life Holding Co.	1,448	52,953	0.56

Interactive Media & Services
Cars.com, Inc.	5,570	52,525	0.55

IT Services
DXC Technology Co.	1,793	54,346	0.57

Life Sciences Tools & Services
Bio-Rad Laboratories, Inc., Class A	104	51,480	0.54
Syneos Health, Inc.	723	51,825	0.54

		103,305

Machinery
Mueller Industries, Inc.	946	50,412	0.53

Metals & Mining
TimkenSteel Corp.	2,763	51,696	0.54

Multi-Utilities
MDU Resources Group, Inc.	1,966	53,062	0.56

Oil, Gas & Consumable Fuels
Laredo Petroleum, Inc.	851	58,668	0.62
REX American Resources Corp.	594	50,371	0.53

		109,039

Pharmaceuticals
Collegium Pharmaceutical, Inc.	3,417	60,549	0.64

Professional Services
Heidrick & Struggles International, Inc.	1,583	51,226	0.54
Kelly Services, Inc., Class A	2,703	53,600	0.56
Resources Connection, Inc.	3,009	61,293	0.64

		166,119

Semiconductors & Semiconductor Equipment
Cohu, Inc.	1,891	52,475	0.55
Ichor Holdings Ltd.	1,964	51,025	0.54
Photronics, Inc.	3,311	64,498	0.68

		167,998

Specialty Retail
America’s Car-Mart, Inc.	629	63,277	0.66
Hibbett, Inc.	1,179	51,534	0.54

		114,811

Software
ACI Worldwide, Inc.	2,008	51,987	0.55

Thrifts & Mortgage Finance
New York Community Bancorp, Inc.	5,545	50,626	0.53

TOTAL COMMON STOCKS - LONG		$2,735,939

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

(e)	The significant reference entities underlying the corresponding total return swap as of June 30, 2022, are as follows:

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Aerospace & Defense
Huntington Ingalls Industries, Inc.	156	$33,980	1.13%
Textron, Inc.	521	31,817	1.05

		65,797

Air Freight & Logistics
FedEx Corp.	157	35,593	1.18
United Parcel Service, Inc., Class B	185	33,770	1.12

		69,363

Banks
Citigroup, Inc.	688	31,641	1.05
Citizens Financial Group, Inc.	854	30,479	1.01
Regions Financial Corp.	1,626	30,488	1.01

		92,608

Beverages
Molson Coors Beverage Co., Class B	577	31,452	1.04

Biotechnology
Biogen, Inc.	167	34,058	1.13
Moderna, Inc.	252	35,998	1.19

		70,056

Building Products
Johnson Controls International PLC	630	30,164	1.00

Capital Markets
Franklin Resources, Inc.	1,337	31,165	1.03
Goldman Sachs Group, Inc.	108	32,078	1.07
Invesco Ltd.	1,874	30,228	1.00

		93,471

Diversified Telecommunication Services
AT&T, Inc.	1,648	34,542	1.14
Lumen Technologies, Inc.	2,912	31,770	1.05

		66,312

Electric Utilities
Constellation Energy Corp.	575	32,925	1.09
Edison International	484	30,608	1.01
Entergy Corp.	277	31,201	1.03
Pinnacle West Capital Corp.	440	32,173	1.07

		126,907

Equity Real Estate Investment Trusts
Digital Realty Trust, Inc.	255	33,107	1.10
Equity Residential	437	31,560	1.05

		64,667

Food Products
Conagra Brands, Inc.	899	30,782	1.02
Tyson Foods, Inc., Class A	361	31,068	1.03

		61,850

Health Care Providers & Services
Cardinal Health, Inc.	591	30,892	1.02
Centene Corp.	401	33,929	1.12
Cigna Corp.	126	33,204	1.10
CVS Health Corp.	332	30,763	1.02

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Health Care Providers & Services (continued)
Laboratory Corp. of America Holdings	134	$ 31,404	1.04%
Quest Diagnostics, Inc.	240	31,915	1.06

		192,107

Hotels, Restaurants & Leisure
Penn National Gaming, Inc.	1,084	32,975	1.09

Household Durables
DR Horton, Inc.	484	32,036	1.06
Lennar Corp., Class A	439	30,980	1.03
PulteGroup, Inc.	775	30,713	1.02

		93,729

Independent Power & Revewable Electricity Producers
AES Corp.	1,628	34,204	1.13

Insurance
MetLife, Inc.	510	32,023	1.06

IT Services
DXC Technology Co.	1,162	35,220	1.17
Fidelity National Information Services, Inc.	350	32,085	1.06
Global Payments, Inc.	276	30,537	1.01

		97,842

Machinery 0 .0%
Cummins, Inc.	164	31,739	1.05
PACCAR, Inc.	389	32,030	1.06
Pentair PLC	659	30,162	1.00
Snap-on, Inc.	153	30,146	1.00

		124,077

Media
DISH Network Corp., Class A	1,735	31,109	1.03
Fox Corp., Class A	968	31,131	1.03

		62,240

Oil, Gas & Consumable Fuels
Diamondback Energy, Inc.	260	31,499	1.04
Exxon Mobil Corp.	381	32,629	1.08

		64,128

Pharmaceuticals
Pfizer, Inc.	653	34,237	1.13
Organon & Co.	953	32,164	1.07
Viatris, Inc.	3,026	31,682	1.05

		98,083

Professional Services
Leidos Holdings, Inc.	316	31,824	1.06

Real Estate Management & Development
CBRE Group, Inc., Class A	414	30,475	1.01

Semiconductors & Semiconductor Equipment
Qorvo, Inc.	319	30,088	1.00

Textiles, Apparel & Luxury Goods
Tapestry, Inc.	1,083	33,053	1.09

TOTAL COMMON STOCKS - LONG		$1,729,495

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year Korea Government Bond	67	09/20/2022	$5,632,984	$5,716,982	$83,998	$—
30-Year U.S. Treasury Bond	8	09/21/2022	1,113,450	1,109,000	—	(4,450)
EURO STOXX 50® Index	800	09/16/2022	29,108,413	28,847,968	—	(260,445)
FTSE 100 Index	1	09/16/2022	87,136	86,684	—	(452)
German Euro Schatz Index	139	09/08/2022	15,770,874	15,898,612	127,738	—
U.S. Treasury Ultra Bond	8	09/21/2022	1,255,408	1,234,750	—	(20,658)
WTI Crude (O)	116	11/20/2023	9,219,689	9,661,640	441,951	—

Total					$653,687	$(286,005)

Short Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Note	(220)	09/30/2022	$(46,459,936)	$(46,203,438)	$256,498	$—
5-Year U.S. Treasury Note	(754)	09/30/2022	(85,344,436)	(84,636,500)	707,936	—
10-Year U.S. Treasury Note	(600)	09/21/2022	(71,361,102)	(71,118,750)	242,352	—
10-Year U.S. Treasury Ultra Note	(59)	09/21/2022	(7,404,262)	(7,515,125)	—	(110,863)
Euro-BTP Italy Government Bond	(325)	09/08/2022	(40,030,691)	(40,486,176)	—	(455,485)
German Euro Bund	(27)	09/08/2022	(4,329,138)	(4,209,678)	119,460	—
MSCI Emerging Markets Index	(81)	09/16/2022	(4,060,482)	(4,060,935)	—	(453)
Nikkei 225 Index	(13)	09/08/2022	(1,261,732)	(1,264,261)	—	(2,529)
S&P 500® E-Mini Index	(313)	09/16/2022	(58,756,256)	(59,305,675)	—	(549,419)
SGX CNX Nifty 50 Index	(201)	07/28/2022	(6,363,214)	(6,320,445)	42,769	—

Total					$1,369,015	$(1,118,749)

Total Futures Contracts					$2,022,702	$(1,404,754)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
ANZ	08/19/2022	CAD	99,658	USD	79,268	$—	$(1,839)
BCLY	08/19/2022	USD	1,195,931	EUR	1,109,289	29,316	—
BCLY	08/19/2022	THB	60,310,395	USD	1,734,672	—	(24,915)
BCLY	08/19/2022	JPY	1,569,260,052	USD	12,187,055	—	(582,636)
BCLY	09/15/2022	USD	138,006	CAD	178,187	—	(444)
BCLY	09/15/2022	USD	9,692	CHF	9,632	—	(453)
BCLY	09/15/2022	USD	37,557	SGD	52,299	—	(105)
BNP	09/15/2022	USD	1,404,675	CAD	1,808,700	—	(673)
BNP	09/15/2022	USD	512,083	CHF	486,536	—	(385)
BNP	09/15/2022	USD	8,403,269	EUR	8,021,984	—	(49,839)
BNP	09/15/2022	USD	673,383	GBP	560,070	—	(9,403)
BNP	09/15/2022	USD	6,579,580	INR	517,023,358	72,151	—
BNP	09/15/2022	USD	4,526,520	JPY	605,942,147	36,333	—
BNP	09/15/2022	USD	58,317,696	TWD	1,710,632,969	604,033	—
BNP	09/15/2022	COP	437,501,613	USD	112,584	—	(8,555)
BNP	09/15/2022	BRL	4,211,749	USD	807,314	—	(20,130)
BNP	09/15/2022	MXN	185,814,983	USD	8,855,079	254,001	—
BNP	09/15/2022	CZK	2,606,976	USD	108,348	940	—
BNP	09/15/2022	TWD	783,855,672	USD	26,613,185	—	(167,312)
BNP	09/15/2022	INR	44,171,399	USD	555,615	341	—
BNP	09/15/2022	SEK	5,631,726	USD	551,673	643	—
BOA	08/19/2022	JPY	74,184,000	USD	578,666	—	(30,087)
GSI	08/19/2022	PEN	1,940,000	USD	508,506	—	(4,537)
GSI	08/19/2022	HUF	59,402,713	USD	158,369	—	(2,662)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued):

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
GSI	08/19/2022	PLN	382,880	USD	84,523	$302	$—
GSI	08/19/2022	CNH	65,017,855	USD	9,542,276	167,847	—
GSI	09/15/2022	USD	268,955	AUD	390,356	—	(663)
GSI	09/15/2022	USD	1,626,302	CAD	2,099,654	—	(5,115)
GSI	09/15/2022	USD	71,623	CLP	60,384,993	6,868	—
GSI	09/15/2022	USD	18,699,584	EUR	17,850,949	—	(110,725)
GSI	09/15/2022	USD	1,171,057	GBP	974,103	—	(16,481)
GSI	09/15/2022	USD	1,492,158	KRW	1,875,463,477	45,013	—
GSI	09/15/2022	USD	9,207	NOK	91,807	—	(130)
GSI	09/15/2022	THB	829,853,692	USD	23,767,827	—	(210,842)
GSI	09/15/2022	MXN	47,525,469	USD	2,264,358	65,451	—
GSI	09/15/2022	EUR	2,249,893	USD	2,390,933	—	(20,125)
GSI	09/15/2022	JPY	303,989,347	USD	2,267,763	—	(15,124)
JPM	07/05/2022	USD	175,543	EUR	167,926	—	(490)
JPM	08/19/2022	USD	8,273,659	AUD	11,926,509	37,902	—
JPM	08/19/2022	USD	568,891	CHF	543,000	—	(1,867)
JPM	08/19/2022	USD	4,581,393	GBP	3,737,713	27,168	—
JPM	08/19/2022	USD	1,080,870	JPY	144,086,400	15,375	—
JPM	08/19/2022	KRW	7,098,019,838	USD	5,540,999	—	(68,657)
JPM	08/19/2022	SEK	10,810,853	USD	1,078,163	—	(19,232)
JPM	08/19/2022	CHF	2,902,268	USD	2,906,962	143,665	—
JPM	08/19/2022	NOK	2,755,235	USD	282,014	—	(1,983)
JPM	08/19/2022	SGD	1,539,126	USD	1,104,768	3,265	—
JPM	08/19/2022	EUR	213,927	USD	225,097	—	(114)
JPM	08/19/2022	GBP	261,537	USD	326,843	—	(8,172)
JPM	08/19/2022	CAD	40,700	USD	31,360	262	—
JPM	08/19/2022	JPY	880,950,584	USD	6,524,503	—	(10,019)
JPM	09/15/2022	USD	1,139,817	AUD	1,652,245	—	(1,385)
JPM	09/15/2022	USD	101,162,092	CNY	677,472,417	—	(43,070)
JPM	09/15/2022	USD	2,166,913	EUR	2,059,804	—	(3,590)
JPM	09/15/2022	USD	2,799,863	GBP	2,305,115	—	(10,323)
JPM	09/15/2022	USD	658,714	HKD	5,158,464	—	(149)
JPM	09/15/2022	USD	5,246,453	JPY	708,456,916	—	(3,395)
JPM	09/15/2022	USD	507,840	SGD	705,931	—	(517)
JPM	09/15/2022	JPY	70,590,348	USD	524,242	—	(1,149)
JPM	09/15/2022	EUR	2,656,126	USD	2,812,940	—	(14,066)
JPM	09/15/2022	CHF	5,051,695	USD	5,284,360	36,588	—
JPM	09/15/2022	CNY	155,193,466	USD	23,149,383	34,409	—
UBS	07/05/2022	USD	93,107	GBP	76,500	—	(22)
UBS	07/05/2022	USD	3,359,040	JPY	455,502,649	950	—
UBS	08/19/2022	DKK	817,998	USD	114,955	720	—
UBS	08/19/2022	CAD	276,097	USD	213,682	830	—
UBS	08/19/2022	RON	1,821,720	USD	379,180	3,898	—
UBS	08/19/2022	EUR	2,804,653	USD	2,979,217	—	(29,624)
UBS	08/19/2022	AUD	71,313	USD	50,503	—	(1,258)
UBS	08/19/2022	JPY	465,696,149	USD	3,443,866	—	(120)
UBS	08/19/2022	SEK	84,525	USD	8,402	—	(123)
UBS	08/19/2022	GBP	76,500	USD	93,182	29	—
UBS	09/15/2022	USD	283,899	AUD	412,066	—	(713)
UBS	09/15/2022	USD	700,575	CHF	696,151	—	(32,680)
UBS	09/15/2022	USD	1,568,374	JPY	209,945,830	12,621	—
UBS	09/15/2022	USD	8,990,582	MXN	186,578,389	—	(155,922)
UBS	09/15/2022	USD	293,116	NOK	2,924,375	—	(4,294)
UBS	09/15/2022	USD	268,939	SEK	2,734,647	746	—
UBS	09/15/2022	USD	151,326	SGD	210,718	—	(418)
UBS	09/15/2022	USD	25,453,666	THB	898,070,530	—	(39,784)
UBS	09/15/2022	DKK	470,634	USD	66,256	431	—
UBS	09/15/2022	TRY	648,046	USD	32,350	4,072	—

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued):

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
UBS	09/15/2022	MXN	236,654,539	USD	11,315,107	$286,245	$—
UBS	09/15/2022	HUF	59,214,065	USD	152,858	1,684	—
UBS	09/15/2022	ILS	2,838,255	USD	822,803	—	(5,745)
UBS	09/15/2022	THB	819,048,333	USD	23,448,278	—	(198,023)
UBS	09/15/2022	JPY	871,565,278	USD	6,430,876	27,647	—
UBS	09/15/2022	GBP	6,112,732	USD	7,506,292	—	(54,207)
UBS	09/15/2022	EUR	7,072,690	USD	7,515,306	—	(62,511)
UBS	09/15/2022	CHF	2,146,065	USD	2,248,144	12,305	—
UBS	09/15/2022	USD	140,966	ZAR	2,290,700	1,273	—

Total						$1,935,324	$(2,056,802)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Foreign Government Obligations	28.9%	$333,598,810
Banks	7.5	86,654,152
U.S. Government Obligations	7.3	84,752,869
U.S. Government Agency Obligations	4.6	53,214,563
Oil, Gas & Consumable Fuels	2.8	32,353,773
Mortgage-Backed Securities	1.8	21,245,330
Pharmaceuticals	1.6	18,158,477
Insurance	1.4	16,187,842
Diversified Telecommunication Services	1.3	14,581,408
Electric Utilities	1.2	14,280,027
Capital Markets	0.8	9,529,774
Software	0.8	9,451,473
Semiconductors & Semiconductor Equipment	0.7	8,085,482
Equity Real Estate Investment Trusts	0.7	7,873,671
Metals & Mining	0.6	7,172,627
Food Products	0.6	7,003,072
Beverages	0.6	6,936,347
Consumer Finance	0.6	6,751,920
Media	0.6	6,618,698
Paper & Forest Products	0.5	6,211,975
Road & Rail	0.5	6,177,843
Health Care Equipment & Supplies	0.5	5,766,549
Textiles, Apparel & Luxury Goods	0.5	5,687,847
Chemicals	0.5	5,627,668
Hotels, Restaurants & Leisure	0.5	5,453,955
IT Services	0.4	4,972,688
Health Care Providers & Services	0.4	4,732,015
Technology Hardware, Storage & Peripherals	0.4	4,687,226
Asset-Backed Securities	0.4	4,655,353
Wireless Telecommunication Services	0.4	4,637,870
Tobacco	0.4	4,633,726
Aerospace & Defense	0.4	4,258,073
Machinery	0.4	4,227,397
Electrical Equipment	0.4	4,024,913
Diversified Financial Services	0.3	3,692,362
Internet & Direct Marketing Retail	0.3	3,635,306
Food & Staples Retailing	0.3	3,591,946
Real Estate Management & Development	0.3	3,569,450
Automobiles	0.3	3,463,604
Specialty Retail	0.3	3,339,503
Interactive Media & Services	0.3	3,280,293

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments		Value
Biotechnology	0.3%		$3,063,999
Personal Products	0.2		2,797,113
Professional Services	0.2		2,513,528
Industrial Conglomerates	0.2		2,326,200
Multi-Utilities	0.2		2,271,805
Life Sciences Tools & Services	0.2		2,260,720
Entertainment	0.2		2,249,308
Transportation Infrastructure	0.2		1,944,949
Household Products	0.2		1,929,082
Electronic Equipment, Instruments & Components	0.2		1,807,987
Building Products	0.1		1,340,350
Construction & Engineering	0.1		1,275,991
Air Freight & Logistics	0.1		1,211,167
Multiline Retail	0.1		1,083,994
Commercial Services & Supplies	0.1		1,080,430
Communications Equipment	0.1		1,029,865
Municipal Government Obligation	0.1		1,028,617
Trading Companies & Distributors	0.1		913,333
Construction Materials	0.1		888,446
Auto Components	0.1		681,172
Gas Utilities	0.1		645,068
Household Durables	0.1		530,183
Marine	0.0	(A)	450,562
Containers & Packaging	0.0	(A)	396,331
Independent Power & Renewable Electricity Producers	0.0	(A)	333,345
Water Utilities	0.0	(A)	264,135
Energy Equipment & Services	0.0	(A)	253,696
Airlines	0.0	(A)	192,377
Distributors	0.0	(A)	76,948
Health Care Technology	0.0	(A)	53,685
Diversified Consumer Services	0.0	(A)	41,740
Mortgage Real Estate Investment Trusts	0.0	(A)	25,337
Leisure Products	0.0	(A)	21,340

Investments	76.4		881,760,680
Short-Term Investments	23.6		272,259,215

Total Investments	100.0%		$1,154,019,895

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (T)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (U)	Value
ASSETS
Investments
Common Stocks	$95,377,147	$142,547,390	$83,069	$238,007,606
Preferred Stocks	—	781,540	—	781,540
Warrant	—	105	—	105
Asset-Backed Securities	—	4,655,353	—	4,655,353
Convertible Bonds	—	7,925	186,000	193,925
Corporate Debt Securities	—	140,543,766	3,573,329	144,117,095
Foreign Government Obligations	—	333,598,810	—	333,598,810
Loan Assignments	—	164,867	—	164,867
Mortgage-Backed Securities	—	21,245,330	—	21,245,330
Municipal Government Obligation	—	1,028,617	—	1,028,617
U.S. Government Agency Obligations	—	53,214,563	—	53,214,563
U.S. Government Obligations	—	84,752,869	—	84,752,869
Short-Term U.S. Government Obligations	—	613,120	—	613,120
Other Investment Company	17,260,811	—	—	17,260,811
Repurchase Agreements	—	254,385,284	—	254,385,284

Total Investments	$112,637,958	$1,037,539,539	$3,842,398	$1,154,019,895

Other Financial Instruments
Over-the-Counter Total Return Swap Agreements	$—	$6,310,749	$—	$6,310,749
Futures Contracts (V)	2,022,702	—	—	2,022,702
Forward Foreign Currency Contracts (V)	—	1,935,324	—	1,935,324

Total Other Financial Instruments	$2,022,702	$8,246,073	$—	$10,268,775

LIABILITIES
Other Financial Instruments
Centrally Cleared Interest Rate Swap Agreements	$—	$(6,292,812)	$—	$(6,292,812)
Over-the-Counter Total Return Swap Agreements	—	(46,965,463)	—	(46,965,463)
Futures Contracts (V)	(1,404,754)	—	—	(1,404,754)
Forward Foreign Currency Contracts (V)	—	(2,056,802)	—	(2,056,802)

Total Other Financial Instruments	$(1,404,754)	$(55,315,077)	$—	$(56,719,831)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1% or (0.1)%.
(B)	Non-income producing securities.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $26,307,885, collateralized by cash collateral of $17,260,811 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $10,048,336. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Fair valued as determined in good faith in accordance with procedures established by the Board. At June 30, 2022, the total value of securities is $3,893,633, representing 0.3% of the Portfolio’s net assets.
(E)	Securities are Level 3 of the fair value hierarchy.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(F)	Restricted securities. At June 30, 2022, the value of such securities held by the Portfolio are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Common Stocks	Quintis Australia Pty Ltd.	10/25/2018	$1,059,498	$1	0.0	%(A)

Convertible Bonds	REI Agro Ltd. 5.50%, 11/13/2014	05/02/2014	395,548	2,147	0.0	(A)

Convertible Bonds	Bio City Development Co. BV 8.00%, 07/06/2021	05/02/2014	1,734,480	186,000	0.0	(A)

Total			$3,189,526	$188,148	0.0	%(A)

(G)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2022, the total value of 144A securities is $57,154,573, representing 5.0% of the Portfolio’s net assets.
(H)	Securities deemed worthless.
(I)	Rates disclosed reflect the yields at June 30, 2022.
(J)	Floating or variable rate securities. The rates disclosed are as of June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(K)	Securities in default; no interest payments received and/or dividends declared during the last 12 months. At June 30, 2022, the total value of such securities is $358,792, representing less than 0.1% of the Portfolio’s net assets.
(L)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At June 30, 2022, the total value of Regulation S securities is $167,607,980, representing 14.7% of the Portfolio’s net assets.
(M)	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock. If the securities make a cash payment in addition to in-kind, the cash rate is disclosed separately.
(N)	Perpetual maturity. The date displayed is the next call date.
(O)	All or a portion of investments is owned by Transamerica Cayman Morgan Stanley Global Allocation Ltd., a wholly-owned subsidiary of the Portfolio.
(P)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of June 30, 2022; the maturity date disclosed is the ultimate maturity date.
(Q)	All or a portion of the security represents unsettled loan commitments at June 30, 2022 where the rate will be determined at time of settlement.
(R)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after June 30, 2022. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(S)	At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference entity less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Portfolio would owe payments on any net positive total return and would receive payment in the event of a negative total return.
(T)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2022. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(U)	Level 3 securities were not considered significant to the Portfolio.
(V)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi (offshore)
CNY	Chinese Yuan Renminbi (onshore)
COP	Columbian Peso

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

CURRENCY ABBREVIATIONS (continued):

CZK	Czech Republic Koruna
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israel New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
RON	New Romanian Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish New Lira
TWD	Taiwan New Dollar
USD	United States Dollar
ZAR	South African Rand

COUNTERPARTY ABBREVIATIONS:

ANZ	Australia & New Zealand Banking Group
BCLY	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America, N.A.
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
UBS	UBS AG

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
BRL-CDI	Brazil Interbank Deposit Rate
BTP	Buoni del Tesoro Poliennali (Italian Treasury Bonds)
CDI	CHESS Depositary Interests
CNX Nifty	CRISIL NSE Index (National Stock Exchange of India’s Benchmark Index)
CVA	Commanditaire Vennootschap op Aandelen (Dutch Certificate)
FTSE	Financial Times Stock Exchange
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
Schatz	Bundesschatzanweisungen (German Federal Government 2-Year Securities)
SGX	Singapore Exchange
SOFR	Secured Overnight Financing Rate
STOXX	Deutsche Börse Group & SIX Group Index
TBA	To Be Announced
TBD	To Be Determined
TIIE	Tasa de Interés Interbancaria de Equilibrio (Interbank Equilibrium Interest Rate)
WTI	West Texas Intermediate

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2022

(unaudited)

Assets:
Investments, at value (cost $992,581,152) (including securities loaned of $26,307,885)	$899,634,611
Repurchase agreement, at value (cost $254,385,284)	254,385,284
Cash	4,019,377
Cash collateral pledged at broker for:
Securities sold short	2,674,855
Centrally cleared swap agreements	14,095,000
OTC derivatives (A)	44,723,952
OTC swap agreements, at value	6,310,749
Foreign currency, at value (cost $18,345,780)	18,319,932
Receivables and other assets:
Investments sold	6,585,448
Net income from securities lending	9,120
Shares of beneficial interest sold	21,460
Dividends	332,943
Interest	3,176,374
Tax reclaims	718,862
Variation margin receivable on centrally cleared swap agreements	970,421
Variation margin receivable on futures contracts	8,951,148
Unrealized appreciation on forward foreign currency contracts	1,935,324
Prepaid expenses	5,249

Total assets	1,266,870,109

Liabilities:
Cash collateral received upon return of:
Securities on loan	17,260,811
Cash collateral at broker for:
TBA commitments	387,000
Centrally cleared swap agreements	4,090,000
OTC swap agreements, at value	46,965,463
Payables and other liabilities:
Investments purchased	11,231,290
When-issued, delayed-delivery, forward and TBA commitments purchased	46,049,176
Shares of beneficial interest redeemed	259,837
Foreign capital gains tax	8,143
Investment management fees	630,880
Distribution and service fees	194,259
Transfer agent costs	3,043
Trustees, CCO and deferred compensation fees	18,311
Audit and tax fees	35,351
Custody fees	93,823
Legal fees	6,978
Printing and shareholder reports fees	203,096
Other accrued expenses	27,156
Unrealized depreciation on forward foreign currency contracts	2,056,802

Total liabilities	129,521,419

Net assets	$1,137,348,690

Net assets consist of:
Capital stock ($0.01 par value)	$951,580
Additional paid-in capital	1,041,476,537
Total distributable earnings (accumulated losses)	94,920,573

Net assets	$1,137,348,690

Net assets by class:
Initial Class	$226,279,587
Service Class	911,069,103

Shares outstanding:
Initial Class	29,844,128
Service Class	65,313,853

Net asset value and offering price per share:
Initial Class	$7.58
Service Class	13.95

(A)	OTC derivatives may include swaps, options and/or swaptions and forward foreign currency contracts.

CONSOLIDATED STATEMENT OF OPERATIONS

For the period ended June 30, 2022

(unaudited)

Investment Income:
Dividend income	$6,766,911
Interest income	5,594,892
Net income from securities lending	60,900
Withholding taxes on foreign income	(538,953)

Total investment income	11,883,750

Expenses:
Investment management fees	4,843,975
Distribution and service fees:
Service Class	1,313,236
Transfer agent costs	7,651
Trustees, CCO and deferred compensation fees	23,524
Audit and tax fees	35,520
Custody fees	276,588
Legal fees	42,438
Printing and shareholder reports fees	63,791
Dividends, interest and fees for borrowings from securities sold short	604,951
Other	141,695

Total expenses before waiver and/or reimbursement and recapture	7,353,369

Expenses waived and/or reimbursed:
Initial Class	(159,311)
Service Class	(432,870)

Net expenses	6,761,188

Net investment income (loss)	5,122,562

Net realized gain (loss) on:
Investments	37,890,004
Swap agreements	(45,138,994)
Futures contracts	37,734,944
Forward foreign currency contracts	5,839,169
Foreign currency transactions	(363,541)

Net realized gain (loss)	35,961,582

Net change in unrealized appreciation (depreciation) on:
Investments	(229,524,387	)(A)
Swap agreements	(57,163,038)
Futures contracts	2,453,742
Forward foreign currency contracts	622,976
Translation of assets and liabilities denominated in foreign currencies	(1,126,771)

Net change in unrealized appreciation (depreciation)	(284,737,478)

Net realized and change in unrealized gain (loss)	(248,775,896)

Net increase (decrease) in net assets resulting from operations	$(243,653,334)

(A)	Includes net change in foreign capital gains tax of $9,866.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2022 (unaudited)	December 31, 2021
From operations:
Net investment income (loss)	$5,122,562	$8,476,382
Net realized gain (loss)	35,961,582	196,441,288
Net change in unrealized appreciation (depreciation)	(284,737,478)	(84,176,555)

Net increase (decrease) in net assets resulting from operations	(243,653,334)	120,741,115

Dividends and/or distributions to shareholders:
Initial Class	—	(45,308,878)
Service Class	—	(104,230,948)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(149,539,826)

Capital share transactions:
Proceeds from shares sold:
Initial Class	377,942	472,528
Service Class	852,722	7,984,420

	1,230,664	8,456,948

Dividends and/or distributions reinvested:
Initial Class	—	45,308,878
Service Class	—	104,230,948

	—	149,539,826

Cost of shares redeemed:
Initial Class	(24,887,155)	(19,423,981)
Service Class	(76,185,304)	(178,366,632)

	(101,072,459)	(197,790,613)

Net increase (decrease) in net assets resulting from capital share transactions	(99,841,795)	(39,793,839)

Net increase (decrease) in net assets	(343,495,129)	(68,592,550)

Net assets:
Beginning of period/year	1,480,843,819	1,549,436,369

End of period/year	$1,137,348,690	$1,480,843,819

Capital share transactions - shares:
Shares issued:
Initial Class	42,718	47,726
Service Class	53,153	454,017

	95,871	501,743

Shares reinvested:
Initial Class	—	4,995,466
Service Class	—	6,233,908

	—	11,229,374

Shares redeemed:
Initial Class	(2,965,542)	(1,944,084)
Service Class	(4,897,775)	(10,199,343)

	(7,863,317)	(12,143,427)

Net increase (decrease) in shares outstanding:
Initial Class	(2,922,824)	3,099,108
Service Class	(4,844,622)	(3,511,418)

	(7,767,446)	(412,310)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Morgan Stanley Global Allocation VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2022 (unaudited)		December 31, 2021	December 31, 2020	December 31, 2019		December 31, 2018	December 31, 2017
Net asset value, beginning of period/year	$9.14		$9.92	$9.08	$8.41		$9.45	$8.47

Investment operations:
Net investment income (loss) (A)	0.04		0.08	0.06	0.14		0.14	0.12
Net realized and unrealized gain (loss)	(1.60)		0.73	1.56	1.33		(0.81)	1.05

Total investment operations	(1.56)		0.81	1.62	1.47		(0.67)	1.17

Dividends and/or distributions to shareholders:
Net investment income	—		(0.13)	(0.19)	(0.18)		(0.21)	(0.19)
Net realized gains	—		(1.46)	(0.59)	(0.62)		(0.16)	—

Total dividends and/or distributions to shareholders	—		(1.59)	(0.78)	(0.80)		(0.37)	(0.19)

Net asset value, end of period/year	$7.58		$9.14	$9.92	$9.08		$8.41	$9.45

Total return	(17.07	)%(B)	8.42%	18.59%	18.20%		(7.40)%	13.75%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$226,280		$299,521	$294,447	$476,636		$402,850	$525,413
Expenses to average net assets (C)
Excluding waiver and/or reimbursement, including dividends, interest and fees for borrowings from securities sold short	1.03	%(D)	0.93%	0.87%	0.77%		0.82%	0.84%
Including waiver and/or reimbursement, including dividends, interest and fees for borrowings from securities sold short	0.91	%(D)(E)	0.84%	0.83%	0.76%		0.80%	0.81%
Including waiver and/or reimbursement and recapture, excluding dividends, interest, and fees for borrowings from securities sold short	0.82	%(D)(E)	0.73%	0.75%	0.76	%(F)	0.79%	0.79%
Net investment income (loss) to average net assets	0.90	%(D)	0.82%	0.62%	1.55%		1.47%	1.30%
Portfolio turnover rate	20	%(B)	65%	151%	190%		160%	114%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Portfolio invests.
(D)	Annualized.
(E)	Includes extraordinary expenses outside the operating expense limit.
(F)	Dividends and interest from securities sold short rounds to less than 0.01%.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2022 (unaudited)		December 31, 2021	December 31, 2020	December 31, 2019		December 31, 2018	December 31, 2017
Net asset value, beginning of period/year	$16.84		$17.04	$15.06	$13.47		$14.91	$13.27

Investment operations:
Net investment income (loss) (A)	0.06		0.08	0.05	0.19		0.18	0.15
Net realized and unrealized gain (loss)	(2.95)		1.27	2.67	2.16		(1.29)	1.64

Total investment operations	(2.89)		1.35	2.72	2.35		(1.11)	1.79

Dividends and/or distributions to shareholders:
Net investment income	—		(0.09)	(0.15)	(0.14)		(0.17)	(0.15)
Net realized gains	—		(1.46)	(0.59)	(0.62)		(0.16)	—

Total dividends and/or distributions to shareholders	—		(1.55)	(0.74)	(0.76)		(0.33)	(0.15)

Net asset value, end of period/year	$13.95		$16.84	$17.04	$15.06		$13.47	$14.91

Total return	(17.16	)%(B)	8.18%	18.34%	17.85%		(7.62)%	13.49%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$911,069		$1,181,323	$1,254,989	$1,205,764		$1,161,703	$1,443,353
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture, including dividends, interest and fees for borrowings from securities sold short	1.14	%(D)	1.14%	1.13%	1.02%		1.07%	1.09%
Including waiver and/or reimbursement and recapture, including dividends, interest and fees for borrowings from securities sold short	1.06	%(D)	1.08%	1.09%	1.01%		1.05%	1.06%
Including waiver and/or reimbursement and recapture, excluding dividends, interest, and fees for borrowings from securities sold short	0.97	%(D)	0.97%	0.99%	1.01	%(E)	1.04%	1.04%
Net investment income (loss) to average net assets	0.75	%(D)	0.48%	0.30%	1.31%		1.21%	1.05%
Portfolio turnover rate	20	%(B)	65%	151%	190%		160%	114%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Portfolio invests.
(D)	Annualized.
(E)	Dividends and interest from securities sold short rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Morgan Stanley Global Allocation VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2022

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Morgan Stanley Global Allocation VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

Transamerica Cayman Morgan Stanley Global Allocation, Ltd. is a wholly-owned subsidiary which acts as an investment vehicle for the Portfolio. Please reference the Basis for Consolidation section of the Notes to Financial Statements for more information. The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Morgan Stanley Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

1. ORGANIZATION (continued)

services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2022, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. BASIS FOR CONSOLIDATION

Transamerica Cayman Morgan Stanley Global Allocation, Ltd. (the “Subsidiary”) is organized under the laws of the Cayman Islands and is a wholly-owned subsidiary which acts as an investment vehicle for the Portfolio. The principal purpose of investment in the Subsidiary is to allow the Portfolio noted above to gain exposure to the commodity markets within the limitations of the federal tax law requirements applicable to regulated investment companies.

At June 30, 2022, the net assets of the Subsidiary as a percentage of the Portfolio’s net assets is as follows:

Subsidiary Net Assets	Percentage of Net Assets
$ 169,474,276	14.90%

3. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s consolidated financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Morgan Stanley Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

3. SIGNIFICANT ACCOUNTING POLICIES (continued)

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2022 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

4. INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2022, is disclosed within the Investment Valuation section of the Consolidated Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Morgan Stanley Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

4. INVESTMENT VALUATION (continued)

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Warrants: Warrants may be priced intrinsically using a model that incorporates the subscription or strike price, the daily market price for the underlying security, and a subscription ratio. If the inputs are unavailable, or if the subscription or strike price is higher than the market price, then the warrants are priced at zero. Warrants are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Convertible bonds: The fair value of convertible bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, broker price quotations (where observable), and models incorporating benchmark curves, underlying stock data, and foreign exchange rates. While most convertible bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Morgan Stanley Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

4. INVESTMENT VALUATION (continued)

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

5. SECURITIES AND OTHER INVESTMENTS

Loan participations and assignments: The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers, either in the form of participations at the time the loan is originated (“Participations”) or buying an interest in the loan in the secondary market from a financial institution or institutional investor (“Assignments”). Participations and Assignments in commercial loans may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Portfolio to supply additional cash to the borrowers on demand. Loan Participations and Assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Portfolio assumes the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries.

The Portfolio, based on its ability to invest in Loan Participations and Assignments, may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. The Portfolio that participates in such syndications, or that can buy a portion of the loans, become part lenders. Loans are often administered by agent banks acting as agents for all holders.

The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless the Portfolio has direct recourse against the corporate borrowers under the terms of the loans or other indebtedness, the Portfolio may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.

The Portfolio held no unfunded loan participations at June 30, 2022. Open funded loan participations and assignments at June 30, 2022, if any, are included within the Consolidated Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Morgan Stanley Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

5. SECURITIES AND OTHER INVESTMENTS (continued)

Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2022, if any, are identified within the Consolidated Schedule of Investments.

Restricted securities: The Portfolio may invest in unregulated restricted securities. Restricted securities are subject to legal or contractual restrictions on resale. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933.

Restricted securities held at June 30, 2022, if any, are identified within the Consolidated Schedule of Investments.

Treasury inflation-protected securities (“TIPS”): The Portfolio may invest in TIPS, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds and notes. For bonds and notes that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

TIPS held at June 30, 2022, if any, are included within the Consolidated Schedule of Investments. The adjustments, if any, to principal due to inflation/deflation are reflected as increases/decreases to Interest income within the Consolidated Statement of Operations, with a corresponding adjustment to Investments, at cost within the Consolidated Statement of Assets and Liabilities.

When-issued, delayed-delivery, forward, and to be announced (“TBA”) commitment transactions: The Portfolio may purchase or sell securities on a when-issued, delayed-delivery, forward and TBA commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio engages in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolio engages in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Delayed-delivery transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolio if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolio is delayed or prevented from completing the transaction. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolio sells a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses on the security.

TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of a Portfolio’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities. TBA collateral requirements are typically calculated by netting the mark-to-market amount for each transaction and comparing that amount to the value of the collateral currently pledged by a Portfolio and the counterparty. Cash collateral that has been pledged to cover the obligations of a Portfolio and cash collateral received from the counterparty, if any, is reported separately in the Consolidated Statement of Assets and Liabilities as Cash collateral pledged

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Morgan Stanley Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

5. SECURITIES AND OTHER INVESTMENTS (continued)

at broker for TBA commitments or Cash collateral at broker for TBA commitments, respectively. Non-cash collateral pledged by a Portfolio, if any, is disclosed within the Consolidated Schedule of Investments. Typically, a Portfolio is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted. To the extent amounts due to a Portfolio are not fully collateralized, contractually or otherwise, a Portfolio bears the risk of loss from counterparty non-performance.

When-issued, delayed-delivery, forward and TBA commitment transactions held at June 30, 2022, if any, are identified within the Consolidated Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, forward and TBA commitments purchased or sold within the Consolidated Statement of Assets and Liabilities.

6. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2022, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Consolidated Schedule of Investments, and as part of Repurchase agreements, at value within the Consolidated Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Consolidated Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2022.

Repurchase agreements at June 30, 2022, if any, are included within the Consolidated Schedule of Investments and Consolidated Statement of Assets and Liabilities.

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Morgan Stanley Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

6. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Consolidated Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2022, if any, are shown on a gross basis within the Consolidated Schedule of Investments.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2022.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$7,981,072	$—	$—	$—	$7,981,072
Warrants	4	—	—	—	4
Corporate Debt Securities	4,763,351	—	—	—	4,763,351
Foreign Government Obligations	4,516,384	—	—	—	4,516,384
Total Securities Lending Transactions	$17,260,811	$—	$—	$—	$17,260,811
Total Borrowings	$17,260,811	$—	$—	$—	$17,260,811

7. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Morgan Stanley Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

7. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Swap agreements: Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies, or market-linked returns at specified, future intervals. Swap agreements can be executed in a bilateral privately negotiated arrangement with a dealer in an OTC transaction or executed on a regular market. Certain swaps regardless of the venue of execution are required to be cleared through a clearinghouse (“centrally cleared swap agreements”). Centrally cleared swap agreements listed or traded on a multilateral platform, are valued at the daily settlement price determined by the corresponding exchange. For centrally cleared credit default swap agreements the clearing exchange requires all members to provide applicable levels across complete term levels. Centrally cleared interest rate swap agreements are valued using a pricing model that references the underlying rates including but not limited to the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to calculate the daily settlement price. The Portfolio may enter into credit default, cross-currency, interest rate, total return, including contracts for difference (“CFD”), and other forms of swap agreements to manage exposure to credit, currency, interest rate, and commodity risks. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Centrally cleared swap agreements are marked-to-market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available and the change in value, if any, is recorded as Variation margin receivable (payable) on centrally cleared swap agreements within the Consolidated Statement of Assets and Liabilities.

For OTC swap agreements, payments received or made at the beginning of the measurement period are reflected in OTC swap agreements, at value within the Consolidated Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Additionally, these upfront payments, as well as any periodic payments received or paid by the Portfolio, including any liquidation payment received or made at the termination of the swap are recorded as part of Net realized gain (loss) on swap agreements within the Consolidated Statement of Operations.

Credit default swap agreements: The Portfolio is subject to credit risk in the normal course of pursuing its investment objective. The Portfolio enters into credit default swap agreements to manage its exposure to the market or certain sectors of the market to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. Credit default swap agreements involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy (buy protection).

Under a credit default swap agreement, one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs (sell protection). The Portfolio’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the notional amount of the contract. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty, and by the posting of collateral.

The Portfolio sells credit default swap agreements, which exposes it to risk of loss from credit risk related events specified in the contracts. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. If a defined credit event had occurred during the period, the swap agreements’ credit-risk-related contingent features would have been triggered, and the Portfolio would have been required to pay the notional amounts for the credit default swap agreements with a sell protection less the value of the contracts’ related reference obligations.

Interest rate swap agreements: The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objective. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk, the Portfolio enters into interest rate swap agreements. Under an interest rate swap agreement, two parties will exchange cash flows based on a notional principal amount. A Portfolio with interest rate agreements can elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. The risks of interest rate swap agreements include changes in market conditions which will affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparties over the contracts’ remaining lives, to the extent that amount is positive. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty, and by the posting of collateral.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Morgan Stanley Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

7. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Total return swap agreements: The Portfolio is subject to commodity risk, equity risk, and other risks related to the underlying investments of the swap agreement, including CFDs, in the normal course of pursuing its investment objective. The value of the commodity-linked investments held by a Portfolio can be affected by a variety of factors, including, but not limited to, overall market movements and other factors affecting the value of particular industries or commodities, such as weather, disease, embargoes, acts of war or terrorism, or political and regulatory developments. Commodity-linked derivatives are available from a relatively small number of issuers, subjecting the Portfolio’s investments in commodity-linked derivatives to counterparty risk, which is the risk that the issuer of the commodity-linked derivative will not fulfill its contractual obligations. Total return swap agreements on commodities involve commitments whereby cash flows are exchanged based on the price of a commodity in exchange for either a fixed or floating price or rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference entity, which may be an equity, index, or bond, and in return receives a regular stream of payments.

Equity basket total return swap agreements: The Portfolio may enter into equity basket total return swap agreements to obtain exposure to a portfolio of long and/or short securities. Under the terms of the agreements, the swaps are designed to function as a portfolio of direct investments in long and/or short equity or fixed income positions. An equity basket total return swap is an agreement between two parties to exchange, for a specified period and based on the notional amount, the total return on an underlying basket of equity securities for typically fixed or floating interest payments. Equity basket total return swap agreements typically reset on a monthly basis and are privately negotiated in the OTC market. The swaps are entered into as bilateral swap agreements and are traded between counterparties, and as such, subject to counterparty risk.

Open centrally cleared swap agreements and open OTC swap agreements at June 30, 2022, if any, are listed within the Consolidated Schedule of Investments.

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2022, if any, are listed within the Consolidated Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Consolidated Statement of Assets and Liabilities.

Forward foreign currency contracts: The Portfolio is subject to foreign exchange rate risk exposure in the normal course of pursuing its investment objective. The Portfolio may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked-to-market daily, with the change in value recorded as an unrealized gain or loss and is shown in Unrealized appreciation (depreciation) on forward foreign currency contracts within the Consolidated Statement of Assets and Liabilities. When the contracts are settled, a realized gain or loss is incurred and is shown in Net realized gain (loss) on forward foreign currency contracts within the Consolidated Statement of Operations. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Forward foreign currency contracts are traded in the OTC inter-bank currency dealer market.

Open forward foreign currency contracts at June 30, 2022, if any, are listed within the Consolidated Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Morgan Stanley Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

7. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, within the Consolidated Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2022.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
OTC swaps:
OTC swap agreements, at value	$—	$—	$6,310,749	$—	$—	$6,310,749
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	1,537,982	—	42,769	—	441,951	2,022,702
Forward foreign currency contracts:
Unrealized appreciation on forward foreign currency contracts	—	1,935,324	—	—	—	1,935,324
Total	$1,537,982	$1,935,324	$6,353,518	$—	$441,951	$10,268,775

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Centrally cleared swaps:
Total distributable earnings (accumulated losses) (A) (C)	$(6,292,812)	$—	$—	$—	$—	$(6,292,812)
OTC swaps:
OTC swap agreements, at value	—	—	(46,965,463)	—	—	(46,965,463)
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	(591,456)	—	(813,298)	—	—	(1,404,754)
Forward foreign currency contracts:
Unrealized depreciation on forward foreign currency contracts	—	(2,056,802)	—	—	—	(2,056,802)
Total	$(6,884,268)	$(2,056,802)	$(47,778,761)	$—	$—	$(56,719,831)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Included within Unrealized appreciation (depreciation) on futures contracts as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities.
(C)	Included within Value of centrally cleared swap agreements as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Morgan Stanley Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

7. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the location and the effect of derivative investments, if any, within the Consolidated Statement of Operations, categorized by primary market risk exposure as of June 30, 2022.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Swap agreements	$(2,769,791)	$—	$(42,369,203)	$—	$—	$(45,138,994)
Futures contracts	20,573,926	—	18,053,407	—	(892,389)	37,734,944
Forward foreign currency contracts	—	5,839,169	—	—	—	5,839,169
Total	$17,804,135	$5,839,169	$(24,315,796)	$—	$(892,389)	$(1,564,881)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Swap agreements	$(7,474,867)	$—	$(49,688,171)	$—	$—	$(57,163,038)
Futures contracts	1,265,348	—	696,658	—	491,736	2,453,742
Forward foreign currency contracts	—	622,976	—	—	—	622,976
Total	$(6,209,519)	$622,976	$(48,991,513)	$—	$491,736	$(54,086,320)

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2022.

Interest rate swaps:
Average notional value — receives fixed rate	$235,251,100
Total return swaps:
Average notional value — long	670,858,035
Average notional value — short	(145,756,858)
Futures contracts:
Average notional value of contracts — long	40,513,954
Average notional value of contracts — short	(393,380,162)
Forward foreign currency exchange contracts:
Average contract amounts purchased — in USD	159,272,846
Average contract amounts sold — in USD	283,135,960

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar master agreements (collectively, “Master Agreements”) with its contract counterparties for certain OTC derivatives in order to, among other things, reduce credit risk to counterparties.

ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain OTC derivative financial instruments payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty.

Various Master Agreements govern the terms of certain transactions with counterparties and typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Portfolio exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Portfolio’s net liability may be delayed or denied.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Morgan Stanley Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

7. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to pledge collateral on derivatives to a counterparty if the Portfolio is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Portfolio to cover obligations, if any, is reported in Cash collateral at broker within the Consolidated Statement of Assets and Liabilities. Cash collateral that has been received by the Portfolio from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Consolidated Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Consolidated Schedule of Investments.

Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.

To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. Additionally, to the extent the Portfolio has delivered collateral to a counterparty, the Portfolio bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.

The following is a summary of the Portfolio OTC derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement and net of the related collateral received/pledged by the Portfolio as of June 30, 2022. For financial reporting purposes, the Portfolio does not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Consolidated Statement of Assets and Liabilities. See the Repurchase agreement section within the notes for offsetting and collateral information pertaining to repurchase agreements that are subject to master netting agreements.

	Gross Amounts of Assets Presented within Consolidated Statement of Assets and Liabilities (A)	Gross Amounts Not Offset within Consolidated Statement of Assets and Liabilities		Net Receivable	Gross Amounts of Liabilities Presented within Consolidated Statement of Assets and Liabilities (A)	Gross Amounts Not Offset within Consolidated Statement of Assets and Liabilities		Net Payable
Counterparty		Financial Instruments	Collateral Received (B)			Financial Instruments	Collateral Pledged (B)
	Assets				Liabilities
Barclays Bank PLC	$1,001,504	$(608,553)	$—	$392,951	$608,553	$(608,553)	$—	$—
BNP Paribas	2,162,993	(2,162,993)	—	—	21,396,955	(2,162,993)	(19,233,962)	—
Goldman Sachs International	459,994	(459,994)	—	—	12,023,951	(459,994)	(4,537,559)	7,026,398
JPMorgan Chase Bank, N.A.	4,268,131	(4,268,131)	—	—	14,375,436	(4,268,131)	(10,107,305)	—
UBS AG	353,451	(353,451)	—	—	585,444	(353,451)	—	231,993
Other Derivatives (C)	2,022,702	—	—	2,022,702	7,729,492	—	—	7,729,492

Total	$10,268,775	$(7,853,122)	$—	$2,415,653	$56,719,831	$(7,853,122)	$(33,878,826)	$14,987,883

(A)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset within the Consolidated Statement of Assets and Liabilities.
(B)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(C)	Other Derivatives, which includes future contracts, exchange-traded options, exchange-traded swap agreements and occasionally forward positions, that are not subject to a master netting arrangement or another similar arrangement. The amount presented is intended to permit reconciliation to the amount presented within the Consolidated Schedule of Investments.

8. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities and other assets may go up or down, sometimes sharply and unpredictably, due to general market conditions, overall economic trends or events, inflation, changes in interest rates, government actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by wars, tariffs, trade

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Morgan Stanley Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

8. RISK FACTORS (continued)

disputes or other factors, political developments, investor sentiment, the global and domestic effects of a pandemic or other health emergency, and other factors that may or may not be related to the issuer of the security or other asset. The market prices of securities and other assets also may go down due to events or conditions that affect particular sectors, industries, issuers, or geographies. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets. If the value of the Portfolio’s securities and assets fall, the value of your investment will go down. The Portfolio may experience a substantial or complete loss on any individual security or asset.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, the imposition of economic sanctions, public health events (such as the spread of infectious disease), wars, terrorism, cybersecurity events, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. In the past decade, financial markets throughout the world have experienced increased volatility and decreased liquidity. These conditions may continue or worsen. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down. Securities markets may also be susceptible to market manipulation or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or adversely affect the value of securities traded in these markets, including the Portfolio’s securities.

The pandemic of the novel coronavirus respiratory disease designated COVID-19 has resulted in economic downturns throughout the world, severe losses, particularly to some sectors of the economy and individual issuers, and reduced liquidity of many instruments. There also have been significant disruptions to business operations, including business closures; strained healthcare systems; disruptions to supply chains and employee availability; large fluctuations in consumer demand; and widespread uncertainty regarding the duration and long-term effects of the pandemic. Economic downturns may be prolonged, and political and social instability, continued volatility and decreased liquidity in the securities markets may result. Developing or emerging market countries may be more impacted by the pandemic.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. These and other government intervention into the economy and financial markets may not work as intended. In addition, government actions to mitigate the economic impact of the pandemic have resulted in large expansion of government deficits and debt, the long-term consequences of which are not known. Rates of inflation have recently risen, which could adversely affect economies and markets. The pandemic could continue to adversely affect the value and liquidity of the Portfolio’s investments.

Europe: A number of countries in Europe have experienced severe economic and financial difficulties; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen or spread within or outside Europe. Responses to the financial problems by European governments, central banks and others may not work, may result in conflicts and social unrest and may limit future growth and economic recovery or have other unintended consequences. In January, 2020, through “Brexit,” the United Kingdom withdrew from the European Union. The ramifications of Brexit are unknown, and the implications of possible political, regulatory, economic, and market outcomes could be significant. The United Kingdom has one of the largest economies in Europe and is a major trading partner with European Union countries and the United States. Brexit may create additional and substantial economic stresses for the United Kingdom, including a contraction of the United Kingdom’s economy, decreased trade, capital outflows, devaluation of the British pound, and a decrease in business and consumer spending and investment. The negative impact on not only the United Kingdom and European Union economies but also the broader global economy could be significant. A number of countries in Europe have suffered terror attacks, and additional attacks may occur in the future. Europe has also been struggling with mass migration from the Middle East, Eastern Europe and Africa. The ultimate effects of these events and other socio-political or geopolitical issues could profoundly affect global economies and markets. Whether or not the Portfolio invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of the Portfolio’s investments.

Additional Market Disruption: Russia’s invasion of Ukraine in February, 2022, the resulting responses by the United States and other countries, and the potential for wider conflict, have increased and may continue to increase volatility and uncertainty in financial markets worldwide. The United States and other countries have imposed broad-ranging economic sanctions on Russia and Russian entities and individuals, and may impose additional sanctions, including on other countries that provide military or economic support to Russia. These sanctions, among other things, restrict companies from doing business with Russia and Russian issuers, and may adversely affect companies with economic or financial exposure to Russia and Russian issuers. The extent and duration of Russia’s military actions and the repercussions of such actions are not known. The invasion may widen beyond Ukraine and may escalate, including

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Morgan Stanley Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

8. RISK FACTORS (continued)

through retaliatory actions and cyberattacks by Russia and even other countries. These events may result in further and significant market disruptions and may adversely affect regional and global economies including those of Europe and the United States. Certain industries and markets, such as those involving oil, natural gas and other commodities, as well as global supply chains, may be particularly adversely affected. Whether or not the Portfolio invests in securities of issuers located in Russia, Ukraine and adjacent countries or with significant exposure to issuers in these countries, these events could negatively affect the value and liquidity of the Portfolio’s investments.

Asset class allocation risk: The Portfolio’s investment performance is significantly impacted by the Portfolio’s asset class allocation and reallocation from time to time. The sub-adviser’s decisions whether and when to tactically overweight or underweight asset classes, create and apply formulas for de-risking or ending de-risking and select a mix of underlying Portfolios may not produce the desired results. These actions may be unsuccessful in maximizing return and/or avoiding investment losses. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class is incorrect. The Portfolio’s balance between equity and debt securities limits its potential for capital appreciation relative to an all-stock fund and contributes to greater volatility relative to an all-bond fund.

Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The value of equity securities fluctuates based on real or perceived changes in a company’s financial condition, factors affecting a particular industry or industries, and overall market, economic and political conditions. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.

LIBOR risk: Many financial instruments, financings or other transactions to which the Portfolio may be a party use or may use a floating rate based on the London Interbank Offered Rate (“LIBOR”). The UK Financial Conduct Authority and LIBOR’s administrator announced that the use of LIBOR will be phased out; most LIBOR rates are no longer published as of the end of 2021 and a majority of U.S.dollar LIBOR rates will no longer be published after June 30, 2023. It is possible that a subset of LIBOR rates may be published after these dates on a “synthetic” basis, but any such publications would be considered non-representative of the underlying market. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Portfolio, issuers of instruments in which the Portfolio invests, and financial markets generally. As such, the potential effect of a transition away from LIBOR on the Portfolio or the Portfolio’s investments cannot yet be determined.

9. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee, CCO and deferred compensation fees within the Consolidated Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Consolidated Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Morgan Stanley Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

9. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints	Rate
First $500 million	0.66%
Over $500 million up to $750 million	0.65
Over $750 million up to $1 billion	0.64
Over $1 billion up to $3 billion	0.63
Over $3 billion	0.59

The Subsidiary entered into a separate contract with TAM for the management of the Subsidiary pursuant to which the Subsidiary pays TAM a fee that is the same, as a percentage of net assets, as the management fee of the Portfolio. TAM has contractually agreed to waive a portion of the Portfolio’s management fee in an amount equal to the management fee paid to TAM by the Subsidiary. This management fee waiver, which is reflected in Expense waiver and/or reimbursement within the Consolidated Statement of Operations, may not be discontinued by TAM as long as its contract with the Subsidiary is in place.

For the period ended June 30, 2022, the amount waived is $592,181 for the Subsidiary and is not subject to recapture.

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net assets. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Consolidated Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.81%	May 1, 2023
Service Class	1.06	May 1, 2023

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2022 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2022, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2023. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Consolidated Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Morgan Stanley Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

9. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Technology Holdings, Inc (“SS&C”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C related to applicable sub-transfer agency services. For the period ended June 30, 2022, (i) the expenses paid to SS&C by the Portfolio are referred to as Transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C by the Portfolio are referred to as Transfer agent costs within the Statement of Assets and Liabilities.

Deferred compensation plan: Effective September 23, 2021, the Board has approved the termination of the deferred compensation plan. Payments will be made to applicable current and former Board members consistent with Section 409A of the Code. Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Consolidated Statement of Assets and Liabilities. For the period ended June 30, 2022, amounts included in Trustees, CCO and deferred compensation fees within the Consolidated Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2022.

10. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2022, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 148,792,834	$ 59,207,087	$ 374,977,787	$ 34,585,320

11. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Consolidated Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2022, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 1,246,966,436	$ 44,043,275	$(183,438,760)	$(139,395,485)

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Morgan Stanley Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

12. NEW ACCOUNTING PRONOUNCEMENT

In January 2021, the Financial Accounting Standards Board issued Accounting Standards Update No. 2021-01 (“ASU 2021-01”), “Reference Rate Reform (Topic 848)”. ASU 2021-01 is an update of ASU 2020-04, which is in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The ASU 2021-01 update clarifies that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. The amendments in this update are effective immediately through December 31, 2022, for all entities. Management does not expect ASU 2021-01 to have a material impact on the financial statements.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Morgan Stanley Global Allocation VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 15-16, 2022, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Morgan Stanley Global Allocation VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Morgan Stanley Investment Management Inc. (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2023.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Morgan Stanley Global Allocation VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2021. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 3-year period, in line with the median for the past 5- year period and below the median for the past 1- and 10-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was above its composite benchmark for the past 3-year period and below its composite benchmark for the past 1-, 5- and 10-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on May 1, 2020 pursuant to its current investment objective, investment strategies and benchmark.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and in line with the medians for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Morgan Stanley Global Allocation VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio and that TAM believes the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica MSCI EAFE Index VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2022, and held for the entire six-month period until June 30, 2022.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period (B)	Ending Account Value June 30, 2022	Expenses Paid During Period (B)	Net Annualized Expense Ratio
Initial Class	$1,000.00	$807.50	$0.81	$1,023.90	$0.90	0.18%
Service Class	1,000.00	806.50	1.93	1,022.70	2.16	0.43

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2022

(unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks	98.4%
Preferred Stocks	0.4
Net Other Assets (Liabilities) ^	1.2
Total	100.0%

Current and future portfolio holdings are subject to change and risk.
^

The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS

At June 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS - 98.4%
Australia - 7.6%
Ampol Ltd.	1,068	$25,207
APA Group	5,460	42,521
Aristocrat Leisure Ltd.	2,835	67,433
ASX Ltd.	914	51,663
Aurizon Holdings Ltd.	9,002	23,676
Australia & New Zealand Banking Group Ltd.	13,171	200,604
BHP Group Ltd.	23,397	669,941
BlueScope Steel Ltd.	2,342	25,806
Brambles Ltd.	6,498	48,048
Cochlear Ltd.	311	42,698
Coles Group Ltd.	6,148	75,659
Commonwealth Bank of Australia	7,884	492,565
Computershare Ltd.	2,529	43,127
CSL Ltd.	2,225	413,127
Dexus, REIT	4,924	30,280
Domino’s Pizza Enterprises Ltd.	257	12,080
Endeavour Group Ltd.	6,305	32,985
Evolution Mining Ltd.	8,141	13,302
Fortescue Metals Group Ltd.	7,769	93,420
Goodman Group, REIT	7,772	95,967
GPT Group, REIT	9,124	26,667
IDP Education Ltd.	928	15,196
Insurance Australia Group Ltd.	10,822	32,634
Lendlease Corp. Ltd.	3,300	20,787
Lottery Corp. Ltd. (A)	10,563	32,956
Macquarie Group Ltd.	1,651	187,976
Medibank Pvt Ltd.	13,102	29,469
Mineral Resources Ltd.	766	25,709
Mirvac Group, REIT	17,945	24,529
National Australia Bank Ltd.	14,927	283,058
Newcrest Mining Ltd.	4,183	59,592
Northern Star Resources Ltd.	5,554	26,052
Orica Ltd.	1,824	19,956
Origin Energy Ltd.	8,018	31,828
Qantas Airways Ltd. (A)	4,255	13,169
QBE Insurance Group Ltd.	6,998	58,803
Ramsay Health Care Ltd.	863	43,711
REA Group Ltd.	238	18,379
Reece Ltd.	1,231	11,693
Rio Tinto Ltd.	1,744	124,415
Santos Ltd.	14,676	74,410
Scentre Group, REIT	23,376	41,973
SEEK Ltd.	1,486	21,556
Sonic Healthcare Ltd.	2,152	49,051
South32 Ltd.	21,924	59,407
Stockland, REIT	10,888	27,185
Suncorp Group Ltd.	5,891	44,923
Telstra Corp. Ltd.	19,287	51,299
Transurban Group	14,421	143,479
Treasury Wine Estates Ltd.	3,372	26,444
Vicinity Centres, REIT	18,580	23,603
Washington H Soul Pattinson & Co. Ltd.	957	15,585
Wesfarmers Ltd.	5,302	153,355
Westpac Banking Corp.	16,228	218,898
WiseTech Global Ltd.	637	16,704
Woodside Energy Group Ltd.	8,689	190,971
Woolworths Group Ltd.	5,627	138,212

		4,883,743

	Shares	Value
COMMON STOCKS (continued)
Austria - 0.2%
Erste Group Bank AG	1,609	$ 40,887
OMV AG	661	31,087
Verbund AG	299	29,391
voestalpine AG	528	11,285

		112,650

Belgium - 0.9%
Ageas SA	795	35,054
Anheuser-Busch InBev SA	4,059	218,585
D’ieteren Group	115	16,899
Elia Group SA	151	21,445
Groupe Bruxelles Lambert SA	495	41,495
KBC Group NV	1,175	66,107
Proximus SADP	740	10,922
Sofina SA	70	14,349
Solvay SA	327	26,639
UCB SA	570	48,301
Umicore SA	936	32,811
Warehouses De Pauw CVA, REIT	689	21,741

		554,348

Chile - 0.0% (B)
Antofagasta PLC	1,774	25,050

Denmark - 2.7%
AP Moller - Maersk AS, Class A	14	32,493
AP Moller - Maersk AS, Class B	24	56,342
Carlsberg AS, Class B	466	59,556
Chr Hansen Holding AS	470	34,309
Coloplast AS, Class B	546	62,386
Danske Bank AS	3,258	46,370
Demant AS (A)	492	18,495
DSV AS	890	125,149
Genmab AS (A)	306	99,280
GN Store Nord AS	556	19,614
Novo Nordisk AS, Class B	7,785	863,375
Novozymes AS, B Shares	971	58,438
Orsted AS (C)	882	92,896
Pandora AS	441	28,018
ROCKWOOL AS, B Shares	40	9,081
Tryg AS	1,710	38,526
Vestas Wind Systems AS	4,671	99,315

		1,743,643

Finland - 1.2%
Elisa OYJ	647	36,424
Fortum OYJ	2,003	30,275
Kesko OYJ, B Shares	1,242	29,393
Kone OYJ, Class B	1,543	73,748
Neste OYJ	1,963	87,316
Nokia OYJ	25,262	117,091
Nordea Bank Abp	5,384	47,611
Nordea Bank Abp	10,152	89,678
Orion OYJ, Class B	511	22,870
Sampo OYJ, A Shares	2,295	100,294
Stora Enso OYJ, R Shares	2,749	43,558
UPM-Kymmene OYJ	2,509	76,934
Wartsila OYJ Abp	2,178	17,073

		772,265

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
France - 10.7%
Accor SA (A)	728	$ 19,861
Aeroports de Paris (A)	142	18,102
Air Liquide SA	2,433	327,489
Airbus SE	2,753	269,271
Alstom SA	1,416	32,334
Amundi SA (C)	252	13,874
Arkema SA	299	26,746
AXA SA	9,097	207,789
BioMerieux	195	19,121
BNP Paribas SA	5,127	245,235
Bollore SE	3,935	18,344
Bouygues SA	1,089	33,610
Bureau Veritas SA	1,294	33,292
Capgemini SE	769	132,622
Carrefour SA	2,819	50,041
Cie de Saint-Gobain	2,323	100,375
Cie Generale des Etablissements Michelin SCA	3,104	84,773
Covivio, REIT	226	12,626
Credit Agricole SA	5,774	53,230
Danone SA	3,056	171,143
Dassault Aviation SA	120	18,740
Dassault Systemes SE	3,113	115,308
Edenred	1,178	55,803
Eiffage SA	382	34,556
Electricite de France SA	2,758	22,654
Engie SA	8,370	96,916
EssilorLuxottica SA	1,326	201,038
Eurazeo SE	189	11,741
Gecina SA, REIT	197	18,488
Getlink SE	1,973	34,992
Hermes International	146	164,312
Ipsen SA	182	17,232
Kering SA	351	181,898
Klepierre SA, REIT (A)	975	18,868
L’Oreal SA	1,113	386,440
La Francaise des Jeux SAEM (C)	510	17,709
Legrand SA	1,224	90,880
LVMH Moet Hennessy Louis Vuitton SE	1,283	786,322
Orange SA	9,228	108,739
Pernod Ricard SA	983	181,732
Publicis Groupe SA	1,066	52,426
Remy Cointreau SA	104	18,248
Renault SA (A)	871	21,989
Safran SA	1,599	159,205
Sanofi	5,255	529,946
Sartorius Stedim Biotech	123	38,809
Schneider Electric SE	2,523	300,629
SEB SA	124	11,967
Societe Generale SA	3,713	82,093
Sodexo SA	394	27,869
Teleperformance	274	84,607
Thales SA	498	61,143
TotalEnergies SE	11,458	603,114
Ubisoft Entertainment SA (A)	453	19,979
Unibail-Rodamco-Westfield, CDI (A)	4,482	11,597
Unibail-Rodamco-Westfield, REIT (A)	298	15,150
Valeo	1,042	20,304
Veolia Environnement SA	3,132	76,776

	Shares	Value
COMMON STOCKS (continued)
France (continued)
Vinci SA	2,462	$ 220,993
Vivendi SE	3,274	33,411
Wendel SE	119	9,974
Worldline SA (A) (C)	1,080	40,283

		6,874,758

Germany - 7.2%
adidas AG	801	142,282
Allianz SE	1,906	365,400
BASF SE	4,291	187,741
Bayer AG	4,589	274,038
Bayerische Motoren Werke AG	1,551	120,234
Bechtle AG	339	13,924
Beiersdorf AG	469	48,128
Brenntag SE	695	45,507
Carl Zeiss Meditec AG	177	21,281
Commerzbank AG (A)	5,060	35,901
Continental AG	483	33,901
Covestro AG (C)	909	31,587
Daimler Truck Holding AG (A)	2,138	56,306
Delivery Hero SE (A) (C)	718	27,087
Deutsche Bank AG	9,471	83,228
Deutsche Boerse AG	892	149,791
Deutsche Lufthansa AG (A)	2,852	16,799
Deutsche Post AG	4,633	174,924
Deutsche Telekom AG	15,140	301,123
E.ON SE	10,372	87,364
Evonik Industries AG	979	20,996
Fresenius Medical Care AG & Co. KGaA	932	46,694
Fresenius SE & Co. KGaA	1,971	59,942
GEA Group AG	686	23,782
Hannover Rueck SE	284	41,423
HeidelbergCement AG	701	33,845
HelloFresh SE (A)	742	24,208
Henkel AG & Co. KGaA	496	30,474
Infineon Technologies AG	6,107	148,556
KION Group AG	326	13,647
Knorr-Bremse AG	313	17,927
LEG Immobilien SE	340	28,295
Mercedes-Benz Group AG	3,719	215,993
Merck KGaA	606	102,791
MTU Aero Engines AG	251	45,981
Muenchener Rueckversicherungs-Gesellschaft AG	655	154,939
Nemetschek SE	252	15,331
Puma SE	501	33,240
Rational AG	21	12,243
Rheinmetall AG	202	46,615
RWE AG	3,018	111,624
SAP SE	4,824	439,710
Scout24 SE (C)	390	20,091
Siemens AG	3,569	366,881
Siemens Healthineers AG (C)	1,317	67,149
Symrise AG	613	66,857
Telefonica Deutschland Holding AG	5,130	14,793
Uniper SE	386	5,768
United Internet AG	469	13,443
Volkswagen AG	147	26,884
Vonovia SE	3,240	100,247

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Germany (continued)
Zalando SE (A) (C)	1,043	$ 27,475

		4,594,390

Hong Kong - 3.3%
AIA Group Ltd.	56,000	611,888
BOC Hong Kong Holdings Ltd.	17,000	67,507
Budweiser Brewing Co. APAC Ltd. (C)	7,500	22,505
Chow Tai Fook Jewellery Group Ltd.	8,400	15,867
CK Asset Holdings Ltd.	9,415	66,896
CK Hutchison Holdings Ltd.	12,500	84,800
CK Infrastructure Holdings Ltd.	3,000	18,429
CLP Holdings Ltd.	7,500	62,327
ESR Group Ltd. (A) (C)	9,000	24,405
Futu Holdings Ltd., ADR (A)	300	15,663
Galaxy Entertainment Group Ltd.	10,000	59,906
Hang Lung Properties Ltd.	9,000	17,125
Hang Seng Bank Ltd.	3,500	62,023
Henderson Land Development Co. Ltd.	6,531	24,546
HK Electric Investments & HK Electric Investments Ltd.	11,500	10,552
HKT Trust & HKT Ltd.	18,000	24,175
Hong Kong & China Gas Co. Ltd.	51,085	55,132
Hong Kong Exchanges & Clearing Ltd.	5,572	275,570
Hongkong Land Holdings Ltd.	5,000	25,111
Jardine Matheson Holdings Ltd.	1,000	52,544
Link, REIT	9,793	80,022
MTR Corp. Ltd.	7,015	36,778
New World Development Co. Ltd.	7,278	26,216
Power Assets Holdings Ltd.	6,500	40,949
Sino Land Co. Ltd.	14,995	22,143
SITC International Holdings Co. Ltd.	6,000	17,065
Sun Hung Kai Properties Ltd.	6,850	81,104
Swire Pacific Ltd., Class A	2,000	11,944
Swire Properties Ltd.	5,800	14,440
Techtronic Industries Co. Ltd.	6,500	67,874
WH Group Ltd. (C)	36,787	28,473
Wharf Real Estate Investment Co. Ltd.	8,300	39,634
Xinyi Glass Holdings Ltd.	8,000	19,302

		2,082,915

Ireland - 0.9%
AerCap Holdings NV (A)	600	24,564
CRH PLC	3,581	123,576
DCC PLC	470	29,242
Experian PLC	4,318	126,780
Flutter Entertainment PLC (A)	776	78,669
James Hardie Industries PLC, CDI	2,096	45,887
Kerry Group PLC, Class A	734	70,194
Kingspan Group PLC	725	43,595
Smurfit Kappa Group PLC	1,145	38,612

		581,119

Israel - 0.8%
Azrieli Group Ltd.	202	14,221
Bank Hapoalim BM	6,008	50,450
Bank Leumi Le-Israel BM	6,710	60,028
Check Point Software Technologies Ltd. (A)	450	54,801
CyberArk Software Ltd. (A)	200	25,592
Elbit Systems Ltd.	129	29,628
ICL Group Ltd.	3,199	29,223

	Shares	Value
COMMON STOCKS (continued)
Israel (continued)
Isracard Ltd.	1	$ 2
Israel Discount Bank Ltd., A Shares	5,903	30,911
Kornit Digital Ltd. (A)	200	6,340
Mizrahi Tefahot Bank Ltd.	740	24,635
Nice Ltd. (A)	297	57,312
Teva Pharmaceutical Industries Ltd., ADR (A)	4,915	36,961
Tower Semiconductor Ltd. (A)	506	23,602
Wix.com Ltd. (A)	300	19,665
ZIM Integrated Shipping Services Ltd.	400	18,892

		482,263

Italy - 1.9%
Amplifon SpA	566	17,401
Assicurazioni Generali SpA	5,194	82,962
Atlantia SpA	2,342	54,977
Davide Campari-Milano NV	2,567	27,081
DiaSorin SpA	114	14,992
Enel SpA	38,123	209,075
Eni SpA	11,808	140,051
Ferrari NV	591	108,766
FinecoBank Banca Fineco SpA	2,872	34,454
Infrastrutture Wireless Italiane SpA (C)	1,396	14,192
Intesa Sanpaolo SpA	76,142	142,497
Mediobanca Banca di Credito Finanziario SpA	2,679	23,234
Moncler SpA	925	39,855
Nexi SpA (A) (C)	2,449	20,338
Poste Italiane SpA (C)	2,434	22,774
Prysmian SpA	1,209	33,215
Recordati Industria Chimica e Farmaceutica SpA	490	21,369
Snam SpA	9,074	47,605
Telecom Italia SpA (A)	46,799	12,271
Terna - Rete Elettrica Nazionale	6,565	51,616
UniCredit SpA	9,809	93,738

		1,212,463

Japan - 22.0%
Advantest Corp.	900	48,399
Aeon Co. Ltd.	3,100	53,847
AGC, Inc.	900	31,624
Aisin Corp.	700	21,666
Ajinomoto Co., Inc.	2,200	53,648
ANA Holdings, Inc. (A)	700	12,930
Asahi Group Holdings Ltd.	2,100	69,059
Asahi Intecc Co. Ltd.	1,000	15,141
Asahi Kasei Corp.	5,700	43,362
Astellas Pharma, Inc.	8,600	134,175
Azbil Corp.	600	15,819
Bandai Namco Holdings, Inc.	900	63,534
Bridgestone Corp.	2,700	98,440
Brother Industries Ltd.	1,100	19,354
Canon, Inc.	4,600	104,242
Capcom Co. Ltd.	800	19,461
Central Japan Railway Co.	700	80,453
Chiba Bank Ltd.	2,500	13,684
Chubu Electric Power Co., Inc.	2,800	28,194
Chugai Pharmaceutical Co. Ltd.	3,200	81,858
Concordia Financial Group Ltd.	4,900	17,014
CyberAgent, Inc.	2,100	21,039
Dai Nippon Printing Co. Ltd.	1,100	23,662

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Dai-ichi Life Holdings, Inc.	4,600	$ 85,079
Daifuku Co. Ltd.	500	28,615
Daiichi Sankyo Co. Ltd.	8,200	208,546
Daikin Industries Ltd.	1,100	176,615
Daito Trust Construction Co. Ltd.	300	25,952
Daiwa House Industry Co. Ltd.	2,700	63,145
Daiwa House Investment Corp., REIT	11	25,002
Daiwa Securities Group, Inc.	6,300	28,209
Denso Corp.	2,000	105,565
Dentsu Group, Inc.	1,000	30,148
Disco Corp.	100	23,796
East Japan Railway Co.	1,400	71,609
Eisai Co. Ltd.	1,200	50,736
ENEOS Holdings, Inc.	14,500	54,560
FANUC Corp.	900	141,065
Fast Retailing Co. Ltd.	300	157,583
Fuji Electric Co. Ltd.	600	24,806
FUJIFILM Holdings Corp.	1,700	91,343
Fujitsu Ltd.	900	112,615
GLP J-REIT	19	23,284
GMO Payment Gateway, Inc.	200	14,246
Hakuhodo DY Holdings, Inc.	1,100	10,104
Hamamatsu Photonics KK	700	27,270
Hankyu Hanshin Holdings, Inc.	1,000	27,313
Hikari Tsushin, Inc.	100	10,280
Hirose Electric Co. Ltd.	100	13,278
Hitachi Construction Machinery Co. Ltd.	500	11,106
Hitachi Ltd.	4,500	214,065
Hitachi Metals Ltd. (A)	1,000	15,138
Honda Motor Co. Ltd.	7,600	183,244
Hoshizaki Corp.	600	17,884
Hoya Corp.	1,700	145,491
Hulic Co. Ltd.	1,600	12,410
Ibiden Co. Ltd.	500	14,165
Idemitsu Kosan Co. Ltd.	900	21,500
Iida Group Holdings Co. Ltd.	700	10,747
Inpex Corp.	4,900	52,529
Isuzu Motors Ltd.	2,700	29,866
Ito En Ltd.	300	13,492
ITOCHU Corp.	5,500	148,379
Itochu Techno-Solutions Corp.	400	9,835
Japan Airlines Co. Ltd. (A)	700	12,027
Japan Exchange Group, Inc.	2,300	33,338
Japan Metropolitan Fund Investment Corp., REIT	30	23,375
Japan Post Bank Co. Ltd.	2,000	15,571
Japan Post Holdings Co. Ltd.	11,200	80,135
Japan Post Insurance Co. Ltd.	1,000	16,005
Japan Real Estate Investment Corp., REIT	6	27,628
Japan Tobacco, Inc.	5,500	95,308
JFE Holdings, Inc.	2,200	23,144
JSR Corp.	900	23,388
Kajima Corp.	2,100	24,080
Kakaku.com, Inc.	600	9,965
Kansai Electric Power Co., Inc.	3,400	33,655
Kao Corp.	2,200	89,209
KDDI Corp.	7,400	233,354
Keio Corp.	500	17,937
Keisei Electric Railway Co. Ltd.	700	19,328

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Keyence Corp.	900	$ 308,644
Kikkoman Corp.	700	37,252
Kintetsu Group Holdings Co. Ltd.	700	21,778
Kirin Holdings Co. Ltd.	3,900	61,608
Kobayashi Pharmaceutical Co. Ltd.	300	18,579
Kobe Bussan Co. Ltd.	600	14,749
Koei Tecmo Holdings Co. Ltd.	260	8,431
Koito Manufacturing Co. Ltd.	500	15,881
Komatsu Ltd.	4,300	95,749
Konami Holdings Corp.	400	22,161
Kose Corp.	100	9,114
Kubota Corp.	4,700	70,435
Kurita Water Industries Ltd.	500	18,099
Kyocera Corp.	1,500	80,185
Kyowa Kirin Co. Ltd.	1,300	29,350
Lasertec Corp.	300	35,731
Lixil Corp.	1,300	24,434
M3, Inc.	2,000	57,570
Makita Corp.	1,000	24,787
Marubeni Corp.	7,300	65,493
Mazda Motor Corp.	2,700	22,039
McDonald’s Holdings Co. Japan Ltd.	400	14,570
MEIJI Holdings Co. Ltd.	500	24,569
Minebea Mitsumi, Inc.	1,700	28,974
MISUMI Group, Inc.	1,300	27,455
Mitsubishi Chemical Holdings Corp.	6,100	33,145
Mitsubishi Corp.	5,900	175,709
Mitsubishi Electric Corp.	9,100	97,817
Mitsubishi Estate Co. Ltd.	5,500	79,713
Mitsubishi HC Capital, Inc.	2,900	13,385
Mitsubishi Heavy Industries Ltd.	1,500	52,428
Mitsubishi UFJ Financial Group, Inc.	55,800	298,533
Mitsui & Co. Ltd.	6,500	142,834
Mitsui Chemicals, Inc.	900	19,197
Mitsui Fudosan Co. Ltd.	4,200	90,236
Mitsui O.S.K. Lines Ltd.	1,500	34,507
Mizuho Financial Group, Inc.	11,100	126,373
MonotaRO Co. Ltd.	1,200	17,896
MS&AD Insurance Group Holdings, Inc.	2,100	64,393
Murata Manufacturing Co. Ltd.	2,700	146,954
NEC Corp.	1,100	42,919
Nexon Co. Ltd.	2,300	47,230
NGK Insulators Ltd.	1,200	16,167
Nidec Corp.	2,100	130,130
Nihon M&A Center Holdings, Inc.	1,400	14,924
Nintendo Co. Ltd.	500	215,028
Nippon Building Fund, Inc., REIT	7	34,935
Nippon Express Holdings, Inc.	400	21,789
Nippon Paint Holdings Co. Ltd.	3,700	27,684
Nippon Prologis, Inc., REIT	9	22,167
Nippon Sanso Holdings Corp.	700	11,208
Nippon Shinyaku Co. Ltd.	200	12,208
Nippon Steel Corp.	3,700	51,782
Nippon Telegraph & Telephone Corp.	5,600	160,906
Nippon Yusen KK	700	47,995
Nissan Chemical Corp.	600	27,694
Nissan Motor Co. Ltd.	10,300	40,341
Nisshin Seifun Group, Inc.	1,000	11,703

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Nissin Foods Holdings Co. Ltd.	300	$ 20,721
Nitori Holdings Co. Ltd.	400	38,065
Nitto Denko Corp.	700	45,275
Nomura Holdings, Inc.	13,900	50,500
Nomura Real Estate Holdings, Inc.	600	14,679
Nomura Real Estate Master Fund, Inc., REIT	20	24,982
Nomura Research Institute Ltd.	1,600	42,938
NTT Data Corp.	3,000	41,619
Obayashi Corp.	2,900	21,092
OBIC Co. Ltd.	300	42,662
Odakyu Electric Railway Co. Ltd.	1,300	17,539
Oji Holdings Corp.	3,800	16,463
Olympus Corp.	5,700	115,512
Omron Corp.	900	45,807
Ono Pharmaceutical Co. Ltd.	1,800	46,241
Open House Group Co. Ltd.	400	15,922
Oracle Corp.	200	11,647
Oriental Land Co. Ltd.	900	125,687
ORIX Corp.	5,700	95,531
Osaka Gas Co. Ltd.	1,800	34,497
Otsuka Corp.	500	14,880
Otsuka Holdings Co. Ltd.	1,800	64,254
Pan Pacific International Holdings Corp.	1,900	30,292
Panasonic Holdings Corp.	10,300	83,164
Persol Holdings Co. Ltd.	800	14,606
Rakuten Group, Inc.	4,000	18,086
Recruit Holdings Co. Ltd.	6,700	197,318
Renesas Electronics Corp. (A)	5,300	47,962
Resona Holdings, Inc.	10,300	38,527
Ricoh Co. Ltd.	2,700	21,079
Rohm Co. Ltd.	400	28,040
SBI Holdings, Inc.	1,200	23,448
SCSK Corp.	600	10,190
Secom Co. Ltd.	1,000	61,745
Seiko Epson Corp.	1,200	16,976
Sekisui Chemical Co. Ltd.	1,700	23,307
Sekisui House Ltd.	2,900	50,910
Seven & i Holdings Co. Ltd.	3,500	135,801
SG Holdings Co. Ltd.	1,400	23,674
Sharp Corp.	1,000	7,735
Shimadzu Corp.	1,100	34,865
Shimano, Inc.	300	50,537
Shimizu Corp.	2,300	12,706
Shin-Etsu Chemical Co. Ltd.	1,700	191,099
Shionogi & Co. Ltd.	1,200	61,246
Shiseido Co. Ltd.	1,900	76,584
Shizuoka Bank Ltd.	2,000	12,042
SMC Corp.	300	133,542
SoftBank Corp.	13,500	149,884
SoftBank Group Corp.	5,600	217,048
Sompo Holdings, Inc.	1,500	66,252
Sony Group Corp.	5,800	473,029
Square Enix Holdings Co. Ltd.	400	17,755
Subaru Corp.	2,900	51,296
SUMCO Corp.	1,700	22,108
Sumitomo Chemical Co. Ltd.	6,500	25,439
Sumitomo Corp.	5,300	72,045
Sumitomo Electric Industries Ltd.	3,500	38,677

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Sumitomo Metal Mining Co. Ltd.	1,200	$ 37,205
Sumitomo Mitsui Financial Group, Inc.	6,100	181,323
Sumitomo Mitsui Trust Holdings, Inc.	1,600	49,450
Sumitomo Realty & Development Co. Ltd.	1,400	36,958
Suntory Beverage & Food Ltd.	600	22,658
Suzuki Motor Corp.	1,700	53,444
Sysmex Corp.	800	48,273
T&D Holdings, Inc.	2,500	29,926
Taisei Corp.	900	28,062
Takeda Pharmaceutical Co. Ltd.	7,000	196,618
TDK Corp.	1,800	55,653
Terumo Corp.	3,000	90,753
TIS, Inc.	1,000	26,311
Tobu Railway Co. Ltd.	900	20,544
Toho Co. Ltd.	500	18,113
Tokio Marine Holdings, Inc.	2,900	169,105
Tokyo Electric Power Co. Holdings, Inc. (A)	7,400	30,956
Tokyo Electron Ltd.	700	228,475
Tokyo Gas Co. Ltd.	1,800	37,303
Tokyu Corp.	2,400	28,328
Toppan, Inc.	1,200	20,021
Toray Industries, Inc.	6,600	37,150
Toshiba Corp.	1,800	73,135
Tosoh Corp.	1,100	13,683
TOTO Ltd.	700	23,178
Toyota Industries Corp.	700	43,405
Toyota Motor Corp.	49,000	756,036
Toyota Tsusho Corp.	1,000	32,603
Trend Micro, Inc.	600	29,353
Unicharm Corp.	1,900	63,759
USS Co. Ltd.	1,100	19,065
Welcia Holdings Co. Ltd.	400	8,042
West Japan Railway Co.	1,000	36,788
Yakult Honsha Co. Ltd.	600	34,608
Yamaha Corp.	600	24,735
Yamaha Motor Co. Ltd.	1,400	25,708
Yamato Holdings Co. Ltd.	1,400	22,404
Yaskawa Electric Corp.	1,100	35,528
Yokogawa Electric Corp.	1,000	16,543
Z Holdings Corp.	12,000	34,897
ZOZO, Inc.	600	10,856

		14,082,716

Jordan - 0.0% (B)
Hikma Pharmaceuticals PLC	787	15,528

Luxembourg - 0.2%
ArcelorMittal SA	2,801	62,813
Aroundtown SA	4,530	14,489
Eurofins Scientific SE	637	50,309
Tenaris SA	2,087	26,806

		154,417

Macau - 0.0% (B)
Sands China Ltd. (A)	11,200	26,944

Netherlands - 4.4%
ABN AMRO Bank NV, CVA (C)	1,931	21,698
Adyen NV (A) (C)	100	144,313
Akzo Nobel NV	882	57,681
Argenx SE (A)	228	85,945

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Netherlands (continued)
ASM International NV	220	$ 54,738
ASML Holding NV	1,879	887,711
Euronext NV (C)	380	31,165
EXOR NV	515	32,182
Heineken Holding NV	470	34,143
Heineken NV	1,219	110,955
IMCD NV	258	35,277
ING Groep NV	18,262	179,910
JDE Peet’s NV	433	12,329
Just Eat Takeaway.com NV (A) (C)	812	12,759
Koninklijke Ahold Delhaize NV	4,895	127,412
Koninklijke DSM NV	829	118,755
Koninklijke KPN NV	15,878	56,496
Koninklijke Philips NV	4,123	88,432
NN Group NV	1,335	60,466
OCI NV	488	16,053
Prosus NV (A)	3,845	248,978
QIAGEN NV (A)	1,071	50,356
Randstad NV	533	25,760
Stellantis NV	10,298	127,911
Universal Music Group NV	3,411	68,343
Wolters Kluwer NV	1,225	118,724

		2,808,492

New Zealand - 0.2%
Auckland International Airport Ltd. (A)	5,679	25,440
Fisher & Paykel Healthcare Corp. Ltd.	2,589	32,253
Mercury Ltd.	2,916	10,267
Meridian Energy Ltd.	5,854	17,083
Spark New Zealand Ltd.	8,933	26,734
Xero Ltd. (A)	595	31,738

		143,515

Norway - 0.8%
Adevinta ASA (A)	1,201	8,842
Aker BP ASA	570	19,741
DNB Bank ASA	4,334	78,461
Equinor ASA	4,588	159,871
Gjensidige Forsikring ASA	914	18,606
Kongsberg Gruppen ASA	414	14,890
Mowi ASA	2,038	46,604
Norsk Hydro ASA	6,234	35,230
Orkla ASA	3,419	27,388
Salmar ASA	273	19,327
Telenor ASA	3,131	41,840
Yara International ASA	788	33,018

		503,818

Portugal - 0.2%
EDP - Energias de Portugal SA	13,043	60,785
Galp Energia SGPS SA	2,409	28,187
Jeronimo Martins SGPS SA	1,353	29,331

		118,303

Singapore - 1.4%
Ascendas, REIT	15,303	31,407
CapitaLand Integrated Commercial Trust, REIT	25,152	39,318
Capitaland Investment Ltd.	11,894	32,736
CDL Hospitality Trusts	286	262
City Developments Ltd.	1,800	10,572
DBS Group Holdings Ltd.	8,346	178,583

	Shares	Value
COMMON STOCKS (continued)
Singapore (continued)
Genting Singapore Ltd.	26,500	$ 13,744
Grab Holdings Ltd., Class A (A)	4,900	12,397
Keppel Corp. Ltd.	6,900	32,234
Mapletree Commercial Trust, REIT	10,200	13,443
Mapletree Logistics Trust, REIT	14,943	18,083
Oversea-Chinese Banking Corp. Ltd.	15,560	127,640
Sea Ltd., ADR (A)	1,700	113,662
Singapore Airlines Ltd. (A)	6,300	23,149
Singapore Exchange Ltd.	4,100	27,933
Singapore Technologies Engineering Ltd.	7,100	20,901
Singapore Telecommunications Ltd.	37,700	68,617
United Overseas Bank Ltd.	5,500	103,907
UOL Group Ltd.	2,300	12,191
Venture Corp. Ltd.	1,300	15,572
Wilmar International Ltd.	8,900	25,904

		922,255

Spain - 2.5%
Acciona SA	114	21,005
ACS Actividades de Construccion y Servicios SA	1,031	25,127
Aena SME SA (A) (C)	348	44,405
Amadeus IT Group SA (A)	2,081	116,524
Banco Bilbao Vizcaya Argentaria SA	31,194	141,701
Banco Santander SA	81,283	229,983
CaixaBank SA	20,874	73,102
Cellnex Telecom SA (C)	2,556	99,475
EDP Renovaveis SA	1,371	32,387
Enagas SA	1,192	26,363
Endesa SA	1,515	28,660
Ferrovial SA	2,224	56,587
Grifols SA	1,427	27,062
Iberdrola SA	26,743	278,432
Industria de Diseno Textil SA	5,012	113,900
Naturgy Energy Group SA	674	19,476
Red Electrica Corp. SA	1,893	35,834
Repsol SA	6,678	98,447
Siemens Gamesa Renewable Energy SA (A)	1,145	21,588
Telefonica SA	25,022	127,750

		1,617,808

Sweden - 3.2%
Alfa Laval AB	1,488	36,072
Assa Abloy AB, B Shares	4,588	97,908
Atlas Copco AB, A Shares	12,456	116,589
Atlas Copco AB, B Shares	7,336	61,468
Boliden AB	1,286	41,127
Electrolux AB, B Shares	1,026	13,858
Embracer Group AB (A)	3,069	23,573
Epiroc AB, Class A	2,967	46,003
Epiroc AB, Class B	1,856	25,151
EQT AB	1,398	28,733
Essity AB, Class B	2,866	74,919
Evolution AB (C)	862	78,857
Fastighets AB Balder (A)	2,826	13,538
Getinge AB, B Shares	1,011	23,431
H&M Hennes & Mauritz AB, B Shares	3,450	41,409
Hexagon AB, B Shares	9,020	94,250
Holmen AB, B Shares	435	17,719
Husqvarna AB, B Shares	1,919	14,145

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Sweden (continued)
Industrivarden AB, A Shares	602	$ 13,609
Industrivarden AB, C Shares	687	15,357
Indutrade AB	1,266	23,229
Investment AB Latour, B Shares	680	13,507
Investor AB, A Shares	2,357	42,451
Investor AB, B Shares	8,447	139,306
Kinnevik AB, Class B (A)	1,153	18,663
L E Lundbergforetagen AB, B Shares	350	14,272
Lifco AB, B Shares	1,018	16,439
Lundin Energy AB	1,902	39,349
Nibe Industrier AB, B Shares	7,162	53,989
Sagax AB, B Shares	915	16,964
Sandvik AB	4,910	80,019
Securitas AB, B Shares	1,468	12,692
Sinch AB (A) (C)	2,392	7,813
Skandinaviska Enskilda Banken AB, Class A	7,540	74,283
Skanska AB, B Shares	1,530	23,540
SKF AB, B Shares	1,700	25,222
Svenska Cellulosa AB SCA, Class B	2,751	41,334
Svenska Handelsbanken AB, A Shares	6,627	56,885
Swedbank AB, A Shares	4,081	51,758
Swedish Match AB	7,456	76,070
Swedish Orphan Biovitrum AB (A)	783	17,007
Tele2 AB, B Shares	2,218	25,291
Telefonaktiebolaget LM Ericsson, B Shares	13,681	102,184
Telia Co. AB	12,167	46,698
Volvo AB, A Shares	846	13,701
Volvo AB, B Shares	7,095	110,394
Volvo Car AB, B Shares (A)	2,762	18,353

		2,039,129

Switzerland - 10.9%
ABB Ltd.	7,662	205,481
Adecco Group AG	745	25,393
Alcon, Inc.	2,282	160,017
Bachem Holding AG	135	9,410
Baloise Holding AG	218	35,685
Barry Callebaut AG	16	35,799
Chocoladefabriken Lindt & Spruengli AG	5	50,910
Cie Financiere Richemont SA, Class A	2,438	262,239
Clariant AG	978	18,649
Coca-Cola HBC AG	901	20,076
Credit Suisse Group AG (A)	12,151	69,356
EMS-Chemie Holding AG	32	23,882
Geberit AG	166	79,863
Givaudan SA	42	148,038
Glencore PLC	46,306	250,813
Holcim AG (A)	2,569	110,183
Julius Baer Group Ltd. (A)	1,007	46,715
Kuehne & Nagel International AG	247	58,688
Logitech International SA	800	41,716
Lonza Group AG	343	183,209
Nestle SA	13,018	1,521,449
Novartis AG	10,128	858,658
Partners Group Holding AG	104	93,922
Roche Holding AG	3,372	1,133,794
Schindler Holding AG	277	50,392
SGS SA	30	68,810
Siemens Energy AG (A)	2,076	30,597

	Shares	Value
COMMON STOCKS (continued)
Switzerland (continued)
Sika AG	683	$ 157,662
Sonova Holding AG	245	78,297
STMicroelectronics NV	3,200	101,200
Straumann Holding AG	527	63,486
Swatch Group AG	407	44,204
Swiss Life Holding AG	142	69,320
Swiss Prime Site AG	357	31,367
Swiss Re AG	1,381	107,190
Swisscom AG	120	66,374
Temenos AG	304	26,016
UBS Group AG	16,354	264,391
VAT Group AG (A) (C)	119	28,460
Vifor Pharma AG (A)	216	37,446
Zurich Insurance Group AG	695	303,071

		6,972,228

United Kingdom - 15.2%
3i Group PLC	4,515	61,195
abrdn PLC	9,429	18,405
Admiral Group PLC	870	23,821
Anglo American PLC	5,864	209,630
Ashtead Group PLC	2,073	87,208
Associated British Foods PLC	1,691	32,629
AstraZeneca PLC	7,163	944,955
Auto Trader Group PLC (C)	4,188	28,363
AVEVA Group PLC	502	13,781
Aviva PLC	13,523	66,239
BAE Systems PLC	14,853	150,372
Barclays PLC	77,283	144,516
Barratt Developments PLC	4,845	27,101
Berkeley Group Holdings PLC (A)	513	23,323
BP PLC	89,951	422,364
British American Tobacco PLC	10,057	431,086
British Land Co. PLC, REIT	3,992	21,838
BT Group PLC	32,207	73,199
Bunzl PLC	1,591	52,838
Burberry Group PLC	1,909	38,297
CNH Industrial NV	4,787	55,363
Coca-Cola Europacific Partners PLC	947	48,875
Compass Group PLC	8,344	171,314
Croda International PLC	642	50,745
Diageo PLC	10,697	462,032
Entain PLC (A)	2,728	41,514
Ferguson PLC	1,035	115,943
GSK PLC	23,489	506,225
Halma PLC	1,791	43,973
Hargreaves Lansdown PLC	1,536	14,820
HSBC Holdings PLC	93,596	611,418
Imperial Brands PLC	4,149	92,887
Informa PLC (A)	6,780	43,803
InterContinental Hotels Group PLC	849	45,123
Intertek Group PLC	723	37,162
J Sainsbury PLC	7,773	19,344
JD Sports Fashion PLC	11,175	15,746
Johnson Matthey PLC	930	21,930
Kingfisher PLC	9,457	28,262
Land Securities Group PLC, REIT	3,220	26,130
Legal & General Group PLC	27,800	81,275
Lloyds Banking Group PLC	331,988	170,810

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
London Stock Exchange Group PLC	1,513	$ 141,180
M&G PLC	11,649	27,617
Melrose Industries PLC	19,332	35,460
Mondi PLC	2,203	39,104
National Grid PLC	16,900	217,181
NatWest Group PLC	25,713	68,442
Next PLC	595	42,507
Ocado Group PLC (A)	2,317	22,087
Pearson PLC	3,441	31,511
Persimmon PLC	1,443	32,831
Phoenix Group Holdings PLC	3,284	23,660
Prudential PLC	12,668	157,580
Reckitt Benckiser Group PLC	3,350	251,961
RELX PLC	9,062	246,046
Rentokil Initial PLC	8,344	48,370
Rio Tinto PLC	5,243	313,461
Rolls-Royce Holdings PLC (A)	39,559	40,258
Sage Group PLC	4,596	35,590
Schroders PLC	551	18,000
Segro PLC, REIT	5,626	67,162
Severn Trent PLC	1,166	38,711
Shell PLC	35,174	916,029
Smith & Nephew PLC	4,141	57,911
Smiths Group PLC	1,756	30,029
Spirax-Sarco Engineering PLC	340	41,007
SSE PLC	4,960	97,887
St. James’s Place PLC	2,543	34,217
Standard Chartered PLC	12,304	92,888
Taylor Wimpey PLC	16,290	23,204

	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Tesco PLC	36,013	$ 112,238
Unilever PLC	11,834	539,391
United Utilities Group PLC	3,186	39,660
Vodafone Group PLC	126,305	196,391
Whitbread PLC	897	27,201
WPP PLC	5,321	53,749

		9,736,375

Total Common Stocks (Cost $66,128,541)		63,061,135

PREFERRED STOCKS - 0.4%
Germany - 0.4%
Bayerische Motoren Werke AG, 8.61% (D)	261	18,616
Henkel AG & Co. KGaA, 3.15% (D)	800	49,504
Porsche Automobil Holding SE, 4.04% (D)	712	47,356
Sartorius AG, 0.38% (D)	111	38,958
Volkswagen AG, 5.96% (D)	869	117,002

Total Preferred Stocks (Cost $347,962)		271,436

Total Investments (Cost $66,476,503)		63,332,571
Net Other Assets (Liabilities) - 1.2%		754,549

Net Assets - 100.0%		$ 64,087,120

FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
MSCI EAFE Index	8	09/16/2022	$749,058	$742,640	$—	$(6,418)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Pharmaceuticals	10.0%	$6,298,721
Banks	8.9	5,650,216
Insurance	5.2	3,284,686
Oil, Gas & Consumable Fuels	4.7	2,980,318
Food Products	3.5	2,224,650
Metals & Mining	3.4	2,174,322
Chemicals	3.2	2,007,529
Automobiles	3.1	1,985,078
Textiles, Apparel & Luxury Goods	3.0	1,921,705
Machinery	2.8	1,793,728
Capital Markets	2.8	1,763,292
Semiconductors & Semiconductor Equipment	2.6	1,650,318
Beverages	2.2	1,397,049
Diversified Telecommunication Services	2.1	1,355,470
Electric Utilities	2.0	1,247,112

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments		Value
Health Care Equipment & Supplies	1.9%		$1,223,691
Personal Products	1.9		1,167,445
Electrical Equipment	1.6		1,034,458
Industrial Conglomerates	1.6		994,951
Professional Services	1.6		993,422
Real Estate Management & Development	1.5		972,064
IT Services	1.5		944,814
Trading Companies & Distributors	1.5		940,781
Electronic Equipment, Instruments & Components	1.4		912,978
Software	1.4		880,696
Food & Staples Retailing	1.4		873,349
Hotels, Restaurants & Leisure	1.4		861,437
Equity Real Estate Investment Trusts	1.3		847,712
Wireless Telecommunication Services	1.3		821,968
Aerospace & Defense	1.3		810,389
Household Durables	1.3		797,098
Tobacco	1.1		695,351
Building Products	1.0		659,964
Biotechnology	1.0		651,831
Entertainment	0.9		592,080
Multi-Utilities	0.9		589,861
Diversified Financial Services	0.8		489,932
Construction & Engineering	0.8		480,353
Household Products	0.7		470,617
Specialty Retail	0.7		440,177
Road & Rail	0.7		423,860
Auto Components	0.7		419,207
Internet & Direct Marketing Retail	0.6		357,638
Air Freight & Logistics	0.6		346,151
Life Sciences Tools & Services	0.5		322,683
Transportation Infrastructure	0.5		321,395
Construction Materials	0.5		313,491
Commercial Services & Supplies	0.5		301,746
Technology Hardware, Storage & Peripherals	0.5		294,710
Media	0.4		276,191
Marine	0.4		265,982
Gas Utilities	0.4		262,897
Paper & Forest Products	0.4		235,112
Multiline Retail	0.4		226,154
Communications Equipment	0.4		219,275
Health Care Providers & Services	0.3		216,799
Interactive Media & Services	0.2		142,093
Leisure Products	0.2		138,806
Water Utilities	0.1		78,371
Airlines	0.1		78,074
Health Care Technology	0.1		57,570
Independent Power & Renewable Electricity Producers	0.1		55,238
Containers & Packaging	0.1		38,612
Energy Equipment & Services	0.0	(B)	26,806
Distributors	0.0	(B)	16,899
Diversified Consumer Services	0.0	(B)	15,196
Consumer Finance	0.0	(B)	2

Investments	100.0		63,332,571

Total Investments	100.0%		$63,332,571

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$377,412	$62,683,723	$—	$63,061,135
Preferred Stocks	—	271,436	—	271,436

Total Investments	$377,412	$62,955,159	$—	$63,332,571

LIABILITIES
Other Financial Instruments
Futures Contracts (F)	$(6,418)	$—	$—	$(6,418)

Total Other Financial Instruments	$(6,418)	$—	$—	$(6,418)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2022, the total value of 144A securities is $968,146, representing 1.5% of the Portfolio’s net assets.
(D)	Rates disclosed reflect the yields at June 30, 2022.
(E)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2022. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(F)	Derivative instruments are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
CDI	CHESS Depositary Interests
CVA	Commanditaire Vennootschap op Aandelen (Dutch Certificate)
EAFE	Europe, Australasia and Far East
J-REIT	Japan-Real Estate Investment Trust
REIT	Real Estate Investment Trust

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica MSCI EAFE Index VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2022

(unaudited)

Assets:
Investments, at value (cost $66,476,503)	$63,332,571
Cash	319,194
Foreign currency, at value (cost $158,414)	158,824
Receivables and other assets:
Shares of beneficial interest sold	487
Dividends	93,724
Tax reclaims	178,832
Due from investment manager	41,470
Variation margin receivable on futures contracts	40,963
Prepaid expenses	307

Total assets	64,166,372

Liabilities:
Payables and other liabilities:
Investments purchased	1,390
Shares of beneficial interest redeemed	4,184
Distribution and service fees	12,220
Transfer agent costs	146
Trustees, CCO and deferred compensation fees	386
Audit and tax fees	27,732
Custody fees	26,484
Legal fees	266
Printing and shareholder reports fees	2,785
Other accrued expenses	3,659

Total liabilities	79,252

Net assets	$64,087,120

Net assets consist of:
Capital stock ($0.01 par value)	$60,254
Additional paid-in capital	65,430,912
Total distributable earnings (accumulated losses)	(1,404,046)

Net assets	$64,087,120

Net assets by class:
Initial Class	$7,040,922
Service Class	57,046,198

Shares outstanding:
Initial Class	658,074
Service Class	5,367,319

Net asset value and offering price per share:
Initial Class	$10.70
Service Class	10.63

STATEMENT OF OPERATIONS

For the period ended June 30, 2022

(unaudited)

Investment Income:
Dividend income	$1,519,728
Interest income	70
Non-cash dividend income	134,228
Withholding taxes on foreign income	(157,091)

Total investment income	1,496,935

Expenses:
Investment management fees	39,808
Distribution and service fees:
Service Class	80,773
Transfer agency costs
Initial Class	43
Service Class	360
Trustees, CCO and deferred compensation fees	1,279
Audit and tax fees	57,802
Custody fees	68,506
Legal fees	1,955
Printing and shareholder reports fees	1,883
Filing fees	3,449
Other	11,420

Total expenses before waiver and/or reimbursement and recapture	267,278

Expenses waived and/or reimbursed:
Initial Class	(13,058)
Service Class	(107,911)
Recapture of previously waived and/or reimbursed fees:
Initial Class	93

Net expenses	146,402

Net investment income (loss)	1,350,533

Net realized gain (loss) on:
Investments	(259,894)
Futures contracts	(282,117)
Foreign currency transactions	(43,314)

Net realized gain (loss)	(585,325)

Net change in unrealized appreciation (depreciation) on:
Investments	(16,195,061)
Futures contracts	(30,218)
Translation of assets and liabilities denominated in foreign currencies	(11,014)

Net change in unrealized appreciation (depreciation)	(16,236,293)

Net realized and change in unrealized gain (loss)	(16,821,618)

Net increase (decrease) in net assets resulting from operations	$(15,471,085)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica MSCI EAFE Index VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2022 (unaudited)	December 31, 2021
From operations:
Net investment income (loss)	$1,350,533	$1,792,832
Net realized gain (loss)	(585,325)	81,754
Net change in unrealized appreciation (depreciation)	(16,236,293)	5,497,449

Net increase (decrease) in net assets resulting from operations	(15,471,085)	7,372,035

Dividends and/or distributions to shareholders:
Initial Class	—	(125,097)
Service Class	—	(976,863)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(1,101,960)

Capital share transactions:
Proceeds from shares sold:
Initial Class	1,374,403	1,774,940
Service Class	3,617,752	11,043,544

	4,992,155	12,818,484

Dividends and/or distributions reinvested:
Initial Class	—	125,097
Service Class	—	976,863

	—	1,101,960

Cost of shares redeemed:
Initial Class	(999,224)	(772,545)
Service Class	(3,139,294)	(6,395,820)

	(4,138,518)	(7,168,365)

Net increase (decrease) in net assets resulting from capital share transactions	853,637	6,752,079

Net increase (decrease) in net assets	(14,617,448)	13,022,154

Net assets:
Beginning of period/year	78,704,568	65,682,414

End of period/year	$64,087,120	$78,704,568

Capital share transactions - shares:
Shares issued:
Initial Class	115,378	139,063
Service Class	292,789	857,774

	408,167	996,837

Shares reinvested:
Initial Class	—	9,448
Service Class	—	74,117

	—	83,565

Shares redeemed:
Initial Class	(82,888)	(59,523)
Service Class	(269,247)	(502,200)

	(352,135)	(561,723)

Net increase (decrease) in shares outstanding:
Initial Class	32,490	88,988
Service Class	23,542	429,691

	56,032	518,679

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica MSCI EAFE Index VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the periods and years indicated:

	Initial Class
	June 30, 2022 (unaudited)		December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018 (A)
Net asset value, beginning of period/year	$13.25		$12.10	$11.40	$9.53	$11.61

Investment operations:
Net investment income (loss) (B)	0.24		0.35	0.24	0.30	0.19
Net realized and unrealized gain (loss)	(2.79)		1.01	0.65	1.72	(2.21)

Total investment operations	(2.55)		1.36	0.89	2.02	(2.02)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.21)	(0.18)	(0.15)	(0.04)
Net realized gains	—		—	(0.01)	—	(0.02)

Total dividends and/or distributions to shareholders	—		(0.21)	(0.19)	(0.15)	(0.06)

Net asset value, end of period/year	$10.70		$13.25	$12.10	$11.40	$9.53

Total return	(19.25	)%(C)	11.26%	8.12%	21.32%	(17.43	)%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$7,041		$8,288	$6,492	$3,937	$1,230
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.51	%(D)	0.34%	0.57%	0.59%	1.95	%(D)
Including waiver and/or reimbursement and recapture	0.18	%(D)	0.18%	0.18%	0.18%	0.18	%(D)
Net investment income (loss) to average net assets	4.03	%(D)	2.67%	2.29%	2.85%	1.94	%(D)
Portfolio turnover rate	2	%(C)	3%	3%	5%	2%

(A)	Commenced operations on January 12, 2018.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the periods and years indicated:

	Service Class
	June 30, 2022 (unaudited)		December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017 (A)
Net asset value, beginning of period/year	$13.18		$12.04	$11.37	$9.51	$11.15	$10.00

Investment operations:
Net investment income (loss) (B)	0.22		0.31	0.21	0.28	0.26	0.11
Net realized and unrealized gain (loss)	(2.77)		1.02	0.64	1.71	(1.84)	1.04

Total investment operations	(2.55)		1.33	0.85	1.99	(1.58)	1.15

Dividends and/or distributions to shareholders:
Net investment income	—		(0.19)	(0.17)	(0.13)	(0.04)	—
Net realized gains	—		—	(0.01)	—	(0.02)	—

Total dividends and/or distributions to shareholders	—		(0.19)	(0.18)	(0.13)	(0.06)	—

Net asset value, end of period/year	$10.63		$13.18	$12.04	$11.37	$9.51	$11.15

Total return	(19.35	)%(C)	10.95%	7.81%	21.10%	(14.23)%	11.50	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$57,046		$70,417	$59,190	$42,262	$18,533	$8,452
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.76	%(D)	0.59%	0.82%	0.84%	2.20%	5.33	%(D)
Including waiver and/or reimbursement and recapture	0.43	%(D)	0.43%	0.43%	0.43%	0.43%	0.43	%(D)
Net investment income (loss) to average net assets	3.70	%(D)	2.41%	2.01%	2.62%	2.45%	1.49	%(D)
Portfolio turnover rate	2	%(C)	3%	3%	5%	2%	6	%(C)

(A)	Commenced operations on May 1, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica MSCI EAFE Index VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2022

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica MSCI EAFE Index VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica MSCI EAFE Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

1. ORGANIZATION (continued)

services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2022, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2022 by the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica MSCI EAFE Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward,

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica MSCI EAFE Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

3. INVESTMENT VALUATION (continued)

swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. SECURITIES AND OTHER INVESTMENTS

Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2022, if any, are identified within the Schedule of Investments.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2022, the Portfolio has not utilized the program.

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica MSCI EAFE Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2022, if any, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2022.

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$—	$—	$(6,418)	$—	$—	$(6,418)
Total	$—	$—	$(6,418)	$—	$—	$(6,418)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments, if any, within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2022.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$—	$(282,117)	$—	$—	$(282,117)
Total	$—	$—	$(282,117)	$—	$—	$(282,117)

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica MSCI EAFE Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$—	$(30,218)	$—	$—	$(30,218)
Total	$—	$—	$(30,218)	$—	$—	$(30,218)

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2022.

Futures contracts:
Average notional value of contracts — long	$1,294,407

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to pledge collateral on derivatives to a counterparty if the Portfolio is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Portfolio to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Portfolio from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments.

Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.

To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. Additionally, to the extent the Portfolio has delivered collateral to a counterparty, the Portfolio bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.

7. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities and other assets may go up or down, sometimes sharply and unpredictably, due to general market conditions, overall economic trends or events, inflation, changes in interest rates, government actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by wars, tariffs, trade disputes or other factors, political developments, investor sentiment, the global and domestic effects of a pandemic or other health emergency, and other factors that may or may not be related to the issuer of the security or other asset. The market prices of securities and other assets also may go down due to events or conditions that affect particular sectors, industries, issuers, or geographies. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets. If the value of the Portfolio’s securities and assets fall, the value of your investment will go down. The Portfolio may experience a substantial or complete loss on any individual security or asset.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, the imposition of economic sanctions, public health events (such as the spread of infectious disease), wars, terrorism, cybersecurity events, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. In the past decade, financial markets throughout the world have experienced increased volatility and decreased liquidity. These conditions may continue or worsen. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica MSCI EAFE Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

7. RISK FACTORS (continued)

affected, the value and liquidity of the Portfolio’s investments may go down. Securities markets may also be susceptible to market manipulation or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or adversely affect the value of securities traded in these markets, including the Portfolio’s securities.

The pandemic of the novel coronavirus respiratory disease designated COVID-19 has resulted in economic downturns throughout the world, severe losses, particularly to some sectors of the economy and individual issuers, and reduced liquidity of many instruments. There also have been significant disruptions to business operations, including business closures; strained healthcare systems; disruptions to supply chains and employee availability; large fluctuations in consumer demand; and widespread uncertainty regarding the duration and long-term effects of the pandemic. Economic downturns may be prolonged, and political and social instability, continued volatility and decreased liquidity in the securities markets may result. Developing or emerging market countries may be more impacted by the pandemic.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. These and other government intervention into the economy and financial markets may not work as intended. In addition, government actions to mitigate the economic impact of the pandemic have resulted in large expansion of government deficits and debt, the long-term consequences of which are not known. Rates of inflation have recently risen, which could adversely affect economies and markets. The pandemic could continue to adversely affect the value and liquidity of the Portfolio’s investments.

Europe: A number of countries in Europe have experienced severe economic and financial difficulties; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen or spread within or outside Europe. Responses to the financial problems by European governments, central banks and others may not work, may result in conflicts and social unrest and may limit future growth and economic recovery or have other unintended consequences. In January, 2020, through “Brexit,” the United Kingdom withdrew from the European Union. The ramifications of Brexit are unknown, and the implications of possible political, regulatory, economic, and market outcomes could be significant. The United Kingdom has one of the largest economies in Europe and is a major trading partner with European Union countries and the United States. Brexit may create additional and substantial economic stresses for the United Kingdom, including a contraction of the United Kingdom’s economy, decreased trade, capital outflows, devaluation of the British pound, and a decrease in business and consumer spending and investment. The negative impact on not only the United Kingdom and European Union economies but also the broader global economy could be significant. A number of countries in Europe have suffered terror attacks, and additional attacks may occur in the future. Europe has also been struggling with mass migration from the Middle East, Eastern Europe and Africa. The ultimate effects of these events and other socio-political or geopolitical issues could profoundly affect global economies and markets. Whether or not the Portfolio invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of the Portfolio’s investments.

Additional Market Disruption: Russia’s invasion of Ukraine in February, 2022, the resulting responses by the United States and other countries, and the potential for wider conflict, have increased and may continue to increase volatility and uncertainty in financial markets worldwide. The United States and other countries have imposed broad-ranging economic sanctions on Russia and Russian entities and individuals, and may impose additional sanctions, including on other countries that provide military or economic support to Russia. These sanctions, among other things, restrict companies from doing business with Russia and Russian issuers, and may adversely affect companies with economic or financial exposure to Russia and Russian issuers. The extent and duration of Russia’s military actions and the repercussions of such actions are not known. The invasion may widen beyond Ukraine and may escalate, including through retaliatory actions and cyberattacks by Russia and even other countries. These events may result in further and significant market disruptions and may adversely affect regional and global economies including those of Europe and the United States. Certain industries and markets, such as those involving oil, natural gas and other commodities, as well as global supply chains, may be particularly adversely affected. Whether or not the Portfolio invests in securities of issuers located in Russia, Ukraine and adjacent countries or with significant exposure to issuers in these countries, these events could negatively affect the value and liquidity of the Portfolio’s investments.

Passive strategy/index risk: The Portfolio is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the index or of the actual securities comprising the index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the Portfolio’s performance may be less favorable than that of a portfolio managed using an active investment strategy. The structure and composition of the index will affect the performance, volatility, and risk of the index and, consequently, the performance, volatility, and risk of the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica MSCI EAFE Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

7. RISK FACTORS (continued)

Index fund risk: While the Portfolio seeks to track the performance of the MSCI EAFE Index (i.e., achieve a high degree of correlation with the index), the Portfolio’s return may not match the return of the index. The Portfolio incurs a number of operating expenses not applicable to the index, and incurs costs in buying and selling securities. In addition, the Portfolio may not be fully invested at times, generally as a result of cash flows into or out of the Portfolio or reserves of cash held by the Portfolio to meet redemptions. The Portfolio may attempt to replicate the index return by investing in fewer than all of the securities in the index, or in some securities not included in the index, potentially increasing the risk of divergence between the Portfolio’s return and that of the index.

8. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee, CCO and deferred compensation fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM at an annual rate of 0.11% of daily average net assets.

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net assets. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.18%	May 1, 2023
Service Class	0.43	May 1, 2023

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2022 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica MSCI EAFE Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

For the 36-month period ended June 30, 2022, the balances available for recapture by TAM for the Portfolio are as follows:

	Amounts Available
Class	2019	2020	2021	2022	Total
Initial Class	$8,728	$22,889	$12,023	$13,058	$56,698
Service Class	92,995	213,382	105,815	107,911	520,103

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2023. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Technology Holdings, Inc (“SS&C”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C related to applicable sub-transfer agency services. For the period ended June 30, 2022, (i) the expenses paid to SS&C by the Portfolio are referred to as Transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C by the Portfolio are referred to as Transfer agent costs within the Statement of Assets and Liabilities.

Deferred compensation plan: Effective September 23, 2021, the Board has approved the termination of the deferred compensation plan. Payments will be made to applicable current and former Board members consistent with Section 409A of the Code. Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2022, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2022.

9. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2022, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 3,677,009	$ —	$ 1,261,036	$ —

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica MSCI EAFE Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2022, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 66,476,503	$ 5,216,584	$ (8,366,934)	$ (3,150,350)

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica MSCI EAFE Index VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 15-16, 2022, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica MSCI EAFE Index VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and SSGA Funds Management, Inc. (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2023.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2021. Based on these considerations, the

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica MSCI EAFE Index VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Trustees noted that the objective of the Portfolio, as an index fund, is to track, and not necessarily exceed, its benchmark index, and that unlike the Portfolio, the index is not subject to any expenses or transaction costs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 1-year period and in line with the median for the past 3-year period. The Board also noted that the performance of Service Class Shares of the Portfolio was below its benchmark for the past 1- and 3-year periods.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were below the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica MSCI EAFE Index VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Trustees noted that the Portfolio’s management fee schedule does not contain breakpoints and determined that, based on all of the information provided, breakpoints were not warranted at this time. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Multi-Managed Balanced VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2022, and held for the entire six-month period until June 30, 2022.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period (B)	Ending Account Value June 30, 2022	Expenses Paid During Period (B)	Net Annualized Expense Ratio
Initial Class	$1,000.00	$838.30	$2.83	$1,021.70	$3.11	0.62%
Service Class	1,000.00	836.70	3.96	1,020.50	4.36	0.87

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2022

(unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks	57.3%
Corporate Debt Securities	13.6
U.S. Government Obligations	10.7
U.S. Government Agency Obligations	9.5
Commercial Paper	7.7
Mortgage-Backed Securities	2.9
Asset-Backed Securities	2.9
Repurchase Agreement	1.8
Short-Term U.S. Government Obligations	1.0
Other Investment Company	0.8
Foreign Government Obligations	0.4
Preferred Stocks	0.0 *
Municipal Government Obligation	0.0 *
Net Other Assets (Liabilities) ^	(8.6)
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

*	Percentage rounds to less than 0.1% or (0.1)%.

^

The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS

At June 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS - 57.3%
Aerospace & Defense - 0.7%
Northrop Grumman Corp.	5,784	$2,768,049
Raytheon Technologies Corp.	67,762	6,512,606
Textron, Inc.	37,620	2,297,453

		11,578,108

Air Freight & Logistics - 0.8%
FedEx Corp.	13,663	3,097,539
United Parcel Service, Inc., Class B	51,090	9,325,968

		12,423,507

Airlines - 0.1%
Southwest Airlines Co. (A)	37,213	1,344,134

Auto Components - 0.1%
Aptiv PLC (A)	7,670	683,167
Magna International, Inc.	24,884	1,366,132

		2,049,299

Automobiles - 1.1%
General Motors Co. (A)	44,695	1,419,513
Rivian Automotive, Inc., Class A (A)	8,759	225,457
Tesla, Inc. (A)	22,207	14,954,638

		16,599,608

Banks - 2.2%
Bank of America Corp.	325,842	10,143,461
Citigroup, Inc.	26,828	1,233,820
Fifth Third Bancorp	72,780	2,445,408
SVB Financial Group (A)	2,829	1,117,427
Truist Financial Corp.	65,484	3,105,906
US Bancorp	132,625	6,103,402
Wells Fargo & Co.	252,427	9,887,566

		34,036,990

Beverages - 1.2%
Coca-Cola Co.	186,810	11,752,217
Constellation Brands, Inc., Class A	15,721	3,663,936
PepsiCo, Inc.	23,140	3,856,513

		19,272,666

Biotechnology - 1.7%
AbbVie, Inc.	85,872	13,152,156
Biogen, Inc. (A)	8,804	1,795,488
BioMarin Pharmaceutical, Inc. (A)	6,590	546,113
Neurocrine Biosciences, Inc. (A)	6,680	651,166
Regeneron Pharmaceuticals, Inc. (A)	8,370	4,947,758
Vertex Pharmaceuticals, Inc. (A)	18,952	5,340,484

		26,433,165

Building Products - 0.5%
Lennox International, Inc.	940	194,195
Masco Corp.	39,613	2,004,418
Trane Technologies PLC	39,004	5,065,449

		7,264,062

Capital Markets - 0.7%
Morgan Stanley	51,630	3,926,978
State Street Corp.	50,389	3,106,482
T. Rowe Price Group, Inc.	29,550	3,357,175

		10,390,635

Chemicals - 1.1%
Air Products & Chemicals, Inc.	6,416	1,542,920
Celanese Corp.	6,296	740,473

	Shares	Value
COMMON STOCKS (continued)
Chemicals (continued)
DuPont de Nemours, Inc.	27,014	$ 1,501,438
Eastman Chemical Co.	31,882	2,862,047
Linde PLC	23,925	6,879,155
PPG Industries, Inc.	27,610	3,156,927

		16,682,960

Commercial Services & Supplies - 0.1%
Cintas Corp.	2,887	1,078,381

Communications Equipment - 0.1%
Motorola Solutions, Inc.	4,887	1,024,315

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	7,810	2,337,064

Consumer Finance - 0.9%
American Express Co.	42,880	5,944,026
Capital One Financial Corp.	16,091	1,676,521
S&P Global, Inc.	18,502	6,236,284

		13,856,831

Containers & Packaging - 0.1%
Avery Dennison Corp.	9,423	1,525,301

Diversified Financial Services - 1.1%
Berkshire Hathaway, Inc., Class B (A)	48,888	13,347,402
Intercontinental Exchange, Inc.	29,168	2,742,959
Voya Financial, Inc.	13,669	813,715

		16,904,076

Diversified Telecommunication Services - 0.1%
Verizon Communications, Inc.	39,221	1,990,466

Electric Utilities - 1.1%
Evergy, Inc.	18,710	1,220,828
Exelon Corp.	151,159	6,850,526
FirstEnergy Corp.	65,750	2,524,142
NextEra Energy, Inc.	89,578	6,938,712

		17,534,208

Electrical Equipment - 0.4%
Eaton Corp. PLC	44,049	5,549,734

Energy Equipment & Services - 0.1%
Baker Hughes Co.	32,560	940,007

Entertainment - 0.3%
Netflix, Inc. (A)	17,150	2,999,020
Walt Disney Co. (A)	16,920	1,597,248

		4,596,268

Equity Real Estate Investment Trusts - 1.6%
Camden Property Trust	24,819	3,337,659
Duke Realty Corp.	11,750	645,663
Equinix, Inc.	4,209	2,765,397
Equity Lifestyle Properties, Inc.	26,454	1,864,213
Host Hotels & Resorts, Inc.	79,200	1,241,856
Kimco Realty Corp.	72,810	1,439,454
Prologis, Inc.	51,013	6,001,679
SBA Communications Corp.	6,310	2,019,516
Sun Communities, Inc.	15,144	2,413,348
UDR, Inc.	12,031	553,907
Ventas, Inc.	56,090	2,884,709

		25,167,401

Food & Staples Retailing - 0.7%
Costco Wholesale Corp.	16,270	7,797,886

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Food & Staples Retailing (continued)
Walmart, Inc.	31,180	$ 3,790,864

		11,588,750

Food Products - 0.4%
Hershey Co.	7,500	1,613,700
Mondelez International, Inc., Class A	85,778	5,325,956

		6,939,656

Health Care Equipment & Supplies - 1.4%
Abbott Laboratories	40,273	4,375,662
ABIOMED, Inc. (A)	1,228	303,942
Baxter International, Inc.	61,830	3,971,341
Boston Scientific Corp. (A)	96,904	3,611,612
Dexcom, Inc. (A)	10,352	771,535
Intuitive Surgical, Inc. (A)	20,233	4,060,965
Medtronic PLC	25,681	2,304,870
Zimmer Biomet Holdings, Inc.	24,589	2,583,320

		21,983,247

Health Care Providers & Services - 2.1%
Centene Corp. (A)	68,185	5,769,133
Elevance Health, Inc.	11,808	5,698,304
Humana, Inc.	3,500	1,638,245
McKesson Corp.	7,790	2,541,176
UnitedHealth Group, Inc.	33,063	16,982,149

		32,629,007

Hotels, Restaurants & Leisure - 1.2%
Booking Holdings, Inc. (A)	1,899	3,321,332
Chipotle Mexican Grill, Inc. (A)	2,430	3,176,642
Expedia Group, Inc. (A)	16,413	1,556,444
Hilton Worldwide Holdings, Inc.	20,936	2,333,108
McDonald’s Corp.	28,810	7,112,613
Royal Caribbean Cruises Ltd. (A)	6,010	209,809
Yum! Brands, Inc.	8,480	962,565

		18,672,513

Household Durables - 0.3%
DR Horton, Inc.	3,850	254,831
Lennar Corp., Class A	45,381	3,202,537
PulteGroup, Inc.	6,890	273,051
Toll Brothers, Inc.	21,800	972,280

		4,702,699

Household Products - 0.8%
Kimberly-Clark Corp.	24,768	3,347,395
Procter & Gamble Co.	67,719	9,737,315

		13,084,710

Industrial Conglomerates - 0.2%
Honeywell International, Inc.	16,589	2,883,334

Insurance - 1.3%
Aon PLC, Class A	9,670	2,607,806
Arthur J Gallagher & Co.	8,420	1,372,797
Hartford Financial Services Group, Inc.	67,033	4,385,969
Progressive Corp.	65,459	7,610,918
Prudential Financial, Inc.	8,790	841,027
Travelers Cos., Inc.	21,560	3,646,443

		20,464,960

Interactive Media & Services - 3.4%
Alphabet, Inc., Class A (A)	10,884	23,719,066
Alphabet, Inc., Class C (A)	8,219	17,978,651

	Shares	Value
COMMON STOCKS (continued)
Interactive Media & Services (continued)
Meta Platforms, Inc., Class A (A)	68,373	$ 11,025,146
ZoomInfo Technologies, Inc. (A)	27,070	899,807

		53,622,670

Internet & Direct Marketing Retail - 1.8%
Amazon.com, Inc. (A)	271,420	28,827,518

IT Services - 2.6%
Accenture PLC, Class A	30,388	8,437,228
Affirm Holdings, Inc. (A) (B)	23,010	415,560
Automatic Data Processing, Inc.	12,050	2,530,982
FleetCor Technologies, Inc. (A)	12,527	2,632,048
Mastercard, Inc., Class A	40,389	12,741,922
Visa, Inc., Class A	69,466	13,677,161

		40,434,901

Life Sciences Tools & Services - 1.2%
Danaher Corp.	28,680	7,270,954
Thermo Fisher Scientific, Inc.	20,370	11,066,613

		18,337,567

Machinery - 1.2%
Deere & Co.	24,774	7,419,070
Dover Corp.	15,290	1,854,983
Ingersoll Rand, Inc.	31,040	1,306,163
Otis Worldwide Corp.	63,239	4,469,100
Parker-Hannifin Corp.	15,428	3,796,060
Stanley Black & Decker, Inc.	5,034	527,865

		19,373,241

Media - 0.8%
Charter Communications, Inc., Class A (A)	12,379	5,799,933
Comcast Corp., Class A	176,617	6,930,451
Fox Corp., Class A	6,470	208,075
Interpublic Group of Cos., Inc.	11,210	308,611

		13,247,070

Metals & Mining - 0.1%
Freeport-McMoRan, Inc.	34,190	1,000,399
Nucor Corp.	8,260	862,427

		1,862,826

Multi-Utilities - 0.7%
Ameren Corp.	34,080	3,079,469
CenterPoint Energy, Inc.	96,107	2,842,845
Sempra Energy	28,990	4,356,327

		10,278,641

Multiline Retail - 0.0% (C)
Dollar General Corp.	3,050	748,592

Oil, Gas & Consumable Fuels - 2.4%
Cheniere Energy, Inc.	10,401	1,383,645
Chevron Corp.	53,232	7,706,929
ConocoPhillips	101,148	9,084,102
Diamondback Energy, Inc.	43,032	5,213,327
EOG Resources, Inc.	47,658	5,263,349
Exxon Mobil Corp.	45,500	3,896,620
Phillips 66	16,607	1,361,608
Pioneer Natural Resources Co.	17,795	3,969,709

		37,879,289

Pharmaceuticals - 2.4%
Bristol-Myers Squibb Co.	128,885	9,924,145
Eli Lilly & Co.	31,410	10,184,064

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Johnson & Johnson	59,073	$ 10,486,048
Merck & Co., Inc.	50,828	4,633,989
Pfizer, Inc.	59,464	3,117,698

		38,345,944

Professional Services - 0.3%
Booz Allen Hamilton Holding Corp.	15,250	1,377,990
Leidos Holdings, Inc.	30,242	3,045,672

		4,423,662

Road & Rail - 0.6%
Lyft, Inc., Class A (A)	16,167	214,698
Norfolk Southern Corp.	22,797	5,181,530
Uber Technologies, Inc. (A)	19,267	394,203
Union Pacific Corp.	16,372	3,491,820

		9,282,251

Semiconductors & Semiconductor Equipment - 3.3%
Advanced Micro Devices, Inc. (A)	78,313	5,988,595
Analog Devices, Inc.	51,559	7,532,254
Applied Materials, Inc.	8,390	763,322
Lam Research Corp.	13,866	5,908,996
Microchip Technology, Inc.	55,690	3,234,475
Micron Technology, Inc.	30,032	1,660,169
NVIDIA Corp.	62,556	9,482,864
NXP Semiconductors NV	36,699	5,432,553
QUALCOMM, Inc.	19,574	2,500,383
Texas Instruments, Inc.	60,890	9,355,749

		51,859,360

Software - 5.1%
Adobe, Inc. (A)	12,860	4,707,532
Fortinet, Inc. (A)	19,530	1,105,007
Intuit, Inc.	16,214	6,249,524
Microsoft Corp.	244,770	62,864,279
Oracle Corp.	28,820	2,013,653
Salesforce, Inc. (A)	15,479	2,554,654
Workday, Inc., Class A (A)	9,932	1,386,309

		80,880,958

Specialty Retail - 1.6%
AutoNation, Inc. (A)	6,290	702,970
AutoZone, Inc. (A)	995	2,138,375
Best Buy Co., Inc.	41,143	2,682,112
Burlington Stores, Inc. (A) (B)	4,900	667,527
Home Depot, Inc.	10,934	2,998,868
Lowe’s Cos., Inc.	48,515	8,474,115
O’Reilly Automotive, Inc. (A)	7,780	4,915,093
TJX Cos., Inc.	51,440	2,872,924

		25,451,984

Technology Hardware, Storage & Peripherals - 4.1%
Apple, Inc.	438,680	59,976,330
Seagate Technology Holdings PLC	55,591	3,971,421

		63,947,751

Textiles, Apparel & Luxury Goods - 0.3%
NIKE, Inc., Class B	46,601	4,762,622

Tobacco - 0.5%
Altria Group, Inc.	77,519	3,237,969
Philip Morris International, Inc.	43,427	4,287,982

		7,525,951

	Shares	Value
COMMON STOCKS (continued)
Wireless Telecommunication Services - 0.3%
T-Mobile US, Inc. (A)	34,280	$ 4,612,031

Total Common Stocks (Cost $722,255,204)		899,232,891

PREFERRED STOCKS - 0.0% (C)
Banks - 0.0% (C)
Citigroup Capital XIII, 3-Month LIBOR + 6.37%, 7.61% (D)	14,621	391,843

Electric Utilities - 0.0% (C)
SCE Trust III, Series H, Fixed until 03/15/2024, 5.75% (D)	1,280	27,315

Total Preferred Stocks (Cost $434,660)		419,158

	Principal	Value
ASSET-BACKED SECURITIES - 2.9%
321 Henderson Receivables VI LLC Series 2010-1A, Class A, 5.56%, 07/15/2059 (E)	$351,258	357,021
Accelerated LLC Series 2021-1H, Class A, 1.35%, 10/20/2040 (E)	544,200	505,987
Bavarian Sky UK 5 PLC Series 2014-1A, Class A1A2, 3-Month LIBOR + 1.20%, 2.26% (D), 10/20/2034 (E)	2,600,000	2,494,656
BXG Receivables Note Trust Series 2015-A, Class A, 2.88%, 05/02/2030 (E)	180,351	178,080
CIFC Funding Ltd.
Series 2013-2A, Class A1L2,
3-Month LIBOR + 1.00%, 2.04% (D), 10/18/2030 (E)	3,380,000	3,324,734
Series 2017-3A, Class A1,
3-Month LIBOR + 1.22%, 2.28% (D), 07/20/2030 (E)	2,500,000	2,464,597
GoodLeap Sustainable Home Solutions Trust
Series 2021-4GS, Class A,
1.93%, 07/20/2048 (E)	1,299,379	1,108,437
Series 2021-5CS, Class A,
2.31%, 10/20/2048 (E)	1,371,994	1,192,898
Series 2022-1GS, Class A,
2.70%, 01/20/2049 (E)	1,805,848	1,618,340
Hilton Grand Vacations Trust Series 2017-AA, Class A, 2.66%, 12/26/2028 (E)	78,703	77,565
JG Wentworth XXII LLC Series 2010-3A, Class A, 3.82%, 12/15/2048 (E)	578,540	572,435
JGWPT XXVIII LLC Series 2013-1A, Class A, 3.22%, 04/15/2067 (E)	1,172,186	1,088,938
Laurel Road Prime Student Loan Trust Series 2018-B, Class A2FX, 3.54%, 05/26/2043 (E)	115,896	115,984

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Longfellow Place CLO Ltd. Series 2013-1A, Class AR3, 3-Month LIBOR + 1.00%, 2.04% (D), 04/15/2029 (E)	$ 601,297	$ 596,383
MVW LLC Series 2021-1WA, Class A, 1.14%, 01/22/2041 (E)	476,877	443,625
MVW Owner Trust Series 2019-1A, Class A, 2.89%, 11/20/2036 (E)	206,610	199,813
New Residential Advance Receivables Trust
Series 2020-APT1, Class AT1,
1.03%, 12/16/2052 (E)	820,000	804,579
Series 2020-T1, Class AT1,
1.43%, 08/15/2053 (E)	900,000	859,498
NRZ Advance Receivables Trust
Series 2020-T2, Class AT2,
1.48%, 09/15/2053 (E)	4,803,000	4,588,131
Series 2020-T3, Class AT3,
1.32%, 10/15/2052 (E)	56,000	55,456
Octagon Investment Partners 33 Ltd. Series 2017-1A, Class A1, 3-Month LIBOR + 1.19%, 2.25% (D), 01/20/2031 (E)	1,400,000	1,374,422
Ocwen Master Advance Receivables Trust Series 2020-T1, Class AT1, 1.28%, 08/15/2052 (E)	4,618,653	4,607,123
Orange Lake Timeshare Trust
Series 2016-A, Class A,
2.61%, 03/08/2029 (E)	369,498	358,305
Series 2018-A, Class A,
3.10%, 11/08/2030 (E)	70,859	69,380
Series 2018-A, Class B,
3.35%, 11/08/2030 (E)	57,975	56,703
Series 2019-A, Class A,
3.06%, 04/09/2038 (E)	206,734	200,117
Palmer Square CLO Ltd. Series 2015-2A, Class A1R2, 3-Month LIBOR + 1.10%, 2.16% (D), 07/20/2030 (E)	1,900,000	1,872,106
Sierra Timeshare Receivables Funding LLC
Series 2019-1A, Class A,
3.20%, 01/20/2036 (E)	200,263	196,383
Series 2020-2A, Class A,
1.33%, 07/20/2037 (E)	770,547	729,475
Series 2021-1A, Class A,
0.99%, 11/20/2037 (E)	1,394,327	1,317,447
SPS Servicer Advance Receivables Trust II Series 2020-T1, Class AT1, 1.28%, 11/15/2052 (E)	558,667	552,550
Towd Point Mortgage Trust
Series 2016-4, Class A1,
2.25% (D), 07/25/2056 (E)	27,048	26,987
Series 2017-1, Class A1,
2.75% (D), 10/25/2056 (E)	461,079	457,380
Series 2017-2, Class A1,
2.75% (D), 04/25/2057 (E)	168,931	167,844
Series 2017-3, Class A1,
2.75% (D), 07/25/2057 (E)	175,421	173,516

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Towd Point Mortgage Trust (continued)
Series 2017-4, Class A1,
2.75% (D), 06/25/2057 (E)	$ 853,920	$ 832,617
Series 2017-6, Class A1,
2.75% (D), 10/25/2057 (E)	711,431	695,250
Series 2018-1, Class A1,
3.00% (D), 01/25/2058 (E)	534,944	525,036
Series 2018-4, Class A1,
3.00% (D), 06/25/2058 (E)	1,134,124	1,087,227
Series 2019-1, Class A1,
3.66% (D), 03/25/2058 (E)	1,996,020	1,949,007
Series 2020-4, Class A1,
1.75%, 10/25/2060 (E)	1,971,063	1,811,229
Trafigura Securitisation Finance PLC Series 2021-1A, Class A2, 1.08%, 01/15/2025 (E)	2,000,000	1,870,094
Welk Resorts LLC Series 2017-AA, Class A, 2.82%, 06/15/2033 (E)	345,885	340,028
Wellfleet CLO Ltd. Series 2016-2A, Class A1R, 3-Month LIBOR + 1.14%, 2.20% (D), 10/20/2028 (E)	835,995	827,190

Total Asset-Backed Securities (Cost $46,846,849)		44,744,573

CORPORATE DEBT SECURITIES - 13.6%
Aerospace & Defense - 0.3%
Boeing Co.
3.50%, 03/01/2039	2,022,000	1,451,801
5.15%, 05/01/2030	1,495,000	1,439,011
Huntington Ingalls Industries, Inc. 2.04%, 08/16/2028	1,640,000	1,401,359

		4,292,171

Air Freight & Logistics - 0.1%
GXO Logistics, Inc. 2.65%, 07/15/2031	2,268,000	1,794,119

Airlines - 0.3%
American Airlines Pass-Through Trust
3.20%, 12/15/2029	621,076	568,521
3.70%, 04/01/2028	536,061	464,555
JetBlue Pass-Through Trust 2.75%, 11/15/2033	1,460,033	1,265,737
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd. 6.50%, 06/20/2027 (E)	1,257,427	1,235,799
United Airlines Pass-Through Trust 3.75%, 03/03/2028	987,988	941,716

		4,476,328

Auto Components - 0.1%
Aptiv PLC / Aptiv Corp. 3.25%, 03/01/2032	769,000	655,179
BorgWarner, Inc. 3.38%, 03/15/2025	717,000	702,616

		1,357,795

Automobiles - 0.1%
General Motors Co. 6.25%, 10/02/2043	820,000	783,416

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Automobiles (continued)
General Motors Financial Co., Inc. 5.00%, 04/09/2027	$ 1,050,000	$ 1,033,394

		1,816,810

Banks - 1.4%
ABN AMRO Bank NV Fixed until 12/13/2031, 3.32% (D), 03/13/2037 (E)	1,200,000	965,157
Banco Santander SA 2.75%, 12/03/2030	800,000	636,943
Bank of America Corp.
Fixed until 06/19/2040, 2.68% (D), 06/19/2041	703,000	508,341
Fixed until 12/20/2027, 3.42% (D), 12/20/2028	1,774,000	1,654,726
Fixed until 04/27/2032, 4.57% (D), 04/27/2033	2,893,000	2,821,318
Citigroup, Inc. Fixed until 10/27/2027, 3.52% (D), 10/27/2028	3,305,000	3,092,827
Commerzbank AG 8.13%, 09/19/2023 (E)	2,586,000	2,643,814
Intesa Sanpaolo SpA
Fixed until 06/01/2031, 4.20% (D), 06/01/2032 (E)	434,000	318,662
5.02%, 06/26/2024 (E)	615,000	587,273
JPMorgan Chase & Co.
Fixed until 05/13/2030, 2.96% (D), 05/13/2031	1,184,000	1,024,700
Fixed until 01/25/2032, 2.96% (D), 01/25/2033	1,595,000	1,372,980
Fixed until 02/01/2027, 3.78% (D), 02/01/2028	869,000	835,628
4.13%, 12/15/2026	1,415,000	1,404,153
UniCredit SpA Fixed until 06/03/2031, 3.13% (D), 06/03/2032 (E)	1,913,000	1,496,358
Wells Fargo & Co.
Fixed until 03/15/2026 (F), 3.90% (D)	517,000	440,042
4.10%, 06/03/2026	1,983,000	1,952,801
Fixed until 06/15/2024 (F), 5.90% (D)	585,000	529,764

		22,285,487

Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc.
4.44%, 10/06/2048	1,226,000	1,081,818
4.75%, 01/23/2029	543,000	553,479
Constellation Brands, Inc.
3.15%, 08/01/2029	581,000	524,190
3.70%, 12/06/2026	276,000	269,054

		2,428,541

Biotechnology - 0.2%
AbbVie, Inc.
3.20%, 05/14/2026	666,000	641,516
4.05%, 11/21/2039	908,000	813,350
Amgen, Inc. 2.00%, 01/15/2032	1,229,000	1,003,364

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Biotechnology (continued)
CSL Finance PLC 4.63%, 04/27/2042 (E)	$ 709,000	$ 682,537
Gilead Sciences, Inc. 4.15%, 03/01/2047	285,000	252,022

		3,392,789

Building Products - 0.3%
Carlisle Cos., Inc.
2.20%, 03/01/2032	1,124,000	884,318
3.75%, 12/01/2027	1,047,000	998,269
Carrier Global Corp. 2.72%, 02/15/2030	1,089,000	943,463
Owens Corning 7.00%, 12/01/2036	1,720,000	1,928,172

		4,754,222

Capital Markets - 0.7%
Charles Schwab Corp. Fixed until 06/01/2026 (F), 4.00% (D)	2,126,000	1,795,880
Credit Suisse Group AG Fixed until 09/11/2024, 2.59% (D), 09/11/2025 (E)	1,088,000	1,024,567
Deutsche Bank AG
Fixed until 11/26/2024, 3.96% (D), 11/26/2025	681,000	658,541
Fixed until 04/08/2030, 5.88% (D), 07/08/2031	1,142,000	1,039,369
Goldman Sachs Group, Inc.
Fixed until 02/24/2032, 3.10% (D), 02/24/2033	1,940,000	1,661,619
6.75%, 10/01/2037	1,231,000	1,367,926
Jefferies Group LLC / Jefferies Group Capital Finance, Inc. 2.63%, 10/15/2031	625,000	483,691
Morgan Stanley
Fixed until 12/10/2025, 0.99% (D), 12/10/2026	545,000	483,252
Fixed until 09/16/2031, 2.48% (D), 09/16/2036	1,549,000	1,194,367
5.00%, 11/24/2025	847,000	861,478

		10,570,690

Chemicals - 0.1%
International Flavors & Fragrances, Inc. 2.30%, 11/01/2030 (E)	1,097,000	903,840

Commercial Services & Supplies - 0.3%
ADT Security Corp. 4.13%, 08/01/2029 (E)	1,193,000	968,197
Ashtead Capital, Inc. 4.25%, 11/01/2029 (E)	733,000	646,251
ERAC USA Finance LLC
2.70%, 11/01/2023 (E)	565,000	557,075
3.30%, 12/01/2026 (E)	628,000	595,044
3.85%, 11/15/2024 (E)	661,000	652,640
Triton Container International Ltd. / TAL International Container Corp. 3.25%, 03/15/2032	2,317,000	1,884,722

		5,303,929

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Construction & Engineering - 0.0% (C)
Quanta Services, Inc. 2.90%, 10/01/2030	$ 822,000	$ 678,896

Consumer Finance - 0.4%
Ally Financial, Inc. 8.00%, 11/01/2031	1,641,000	1,828,532
BMW US Capital LLC 2.80%, 04/11/2026 (E)	1,630,000	1,560,602
Ford Motor Credit Co. LLC 3.38%, 11/13/2025	1,545,000	1,393,822
Nissan Motor Acceptance Co. LLC 2.45%, 09/15/2028 (E)	1,469,000	1,186,855
Volkswagen Group of America Finance LLC 1.63%, 11/24/2027 (E)	748,000	640,281

		6,610,092

Containers & Packaging - 0.1%
Sonoco Products Co. 2.25%, 02/01/2027	931,000	838,526

Diversified Financial Services - 0.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.85%, 10/29/2041	1,530,000	1,107,564
4.45%, 04/03/2026	1,562,000	1,493,261
4.50%, 09/15/2023	1,074,000	1,069,410
Aviation Capital Group LLC
1.95%, 01/30/2026 (E)	726,000	632,180
5.50%, 12/15/2024 (E)	2,174,000	2,162,238

		6,464,653

Diversified Telecommunication Services - 0.3%
Level 3 Financing, Inc. 3.40%, 03/01/2027 (E)	887,000	763,694
Sprint Capital Corp. 6.88%, 11/15/2028	175,000	184,016
Verizon Communications, Inc.
1.68%, 10/30/2030	1,623,000	1,311,476
2.99%, 10/30/2056	2,614,000	1,828,822

		4,088,008

Electric Utilities - 0.6%
American Electric Power Co., Inc. 2.95%, 12/15/2022	918,000	914,988
Appalachian Power Co. 3.40%, 06/01/2025	505,000	499,021
Cleveland Electric Illuminating Co. 5.95%, 12/15/2036	104,000	110,256
DTE Electric Co. 4.30%, 07/01/2044	2,122,000	1,982,125
Duke Energy Corp. 3.75%, 04/15/2024 - 09/01/2046	2,627,000	2,246,617
Duke Energy Progress LLC 3.60%, 09/15/2047	1,265,000	1,061,508
Entergy Arkansas LLC 3.70%, 06/01/2024	245,000	246,008
Oncor Electric Delivery Co. LLC 5.30%, 06/01/2042	69,000	73,394
Pacific Gas & Electric Co. 2.50%, 02/01/2031	1,026,000	786,864
PacifiCorp
3.60%, 04/01/2024	888,000	889,860
5.75%, 04/01/2037	138,000	146,537

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Public Service Electric & Gas Co. 3.00%, 05/15/2025	$ 515,000	$ 505,001

		9,462,179

Electronic Equipment, Instruments & Components - 0.1%
Arrow Electronics, Inc. 2.95%, 02/15/2032	869,000	723,233
Keysight Technologies, Inc. 4.60%, 04/06/2027	1,026,000	1,031,832
Sensata Technologies BV 4.00%, 04/15/2029 (E)	200,000	169,616
Sensata Technologies, Inc. 4.38%, 02/15/2030 (E)	697,000	592,067

		2,516,748

Energy Equipment & Services - 0.1%
Schlumberger Holdings Corp. 3.90%, 05/17/2028 (E)	1,677,000	1,585,914
Schlumberger Investment SA 3.65%, 12/01/2023	121,000	121,468

		1,707,382

Equity Real Estate Investment Trusts - 1.1%
American Tower Trust #1 3.65%, 03/23/2028 (E)	775,000	766,275
Broadstone Net Lease LLC 2.60%, 09/15/2031	1,867,000	1,526,794
Corporate Office Properties LP
2.00%, 01/15/2029	384,000	310,129
2.25%, 03/15/2026	519,000	470,920
Invitation Homes Operating Partnership LP 4.15%, 04/15/2032	713,000	649,140
Office Properties Income Trust 3.45%, 10/15/2031	1,107,000	831,402
Physicians Realty LP 2.63%, 11/01/2031	1,347,000	1,087,255
SBA Tower Trust
1.63%, 05/15/2051 (E)	2,146,000	1,922,336
1.88%, 07/15/2050 (E)	1,309,000	1,210,127
2.84%, 01/15/2050 (E)	3,421,000	3,304,536
3.45%, 03/15/2048 (E)	663,000	657,463
Simon Property Group LP 2.20%, 02/01/2031 (B)	1,088,000	885,374
Ventas Realty LP 3.25%, 10/15/2026	1,292,000	1,221,786
VICI Properties LP 4.95%, 02/15/2030	1,735,000	1,644,277
Weyerhaeuser Co. 4.00%, 04/15/2030	1,286,000	1,213,285

		17,701,099

Food & Staples Retailing - 0.2%
7-Eleven, Inc. 1.80%, 02/10/2031 (E)	1,872,000	1,465,369
Sysco Corp. 3.30%, 07/15/2026	1,250,000	1,210,388

		2,675,757

Food Products - 0.2%
Bunge Ltd. Finance Corp. 2.75%, 05/14/2031	1,353,000	1,119,728

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Food Products (continued)
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. 3.00%, 02/02/2029 (E)	$ 1,097,000	$ 926,639
Pilgrim’s Pride Corp. 3.50%, 03/01/2032 (E)	1,508,000	1,178,125

		3,224,492

Health Care Equipment & Supplies - 0.2%
Alcon Finance Corp. 2.75%, 09/23/2026 (E)	944,000	883,524
DENTSPLY SIRONA, Inc. 3.25%, 06/01/2030	1,316,000	1,113,392
Koninklijke Philips NV 5.00%, 03/15/2042	569,000	549,723

		2,546,639

Health Care Providers & Services - 0.6%
Centene Corp.
3.00%, 10/15/2030	1,425,000	1,180,969
3.38%, 02/15/2030	850,000	720,527
Cigna Corp. 2.40%, 03/15/2030	893,000	770,796
CVS Health Corp.
2.70%, 08/21/2040	1,152,000	834,325
3.75%, 04/01/2030	427,000	400,153
Elevance Health, Inc. 2.25%, 05/15/2030	886,000	758,952
HCA, Inc.
4.13%, 06/15/2029	564,000	515,196
5.25%, 04/15/2025	376,000	376,907
5.50%, 06/15/2047	737,000	671,644
Laboratory Corp. of America Holdings 2.95%, 12/01/2029	736,000	649,270
Molina Healthcare, Inc. 4.38%, 06/15/2028 (E)	1,435,000	1,283,331
UnitedHealth Group, Inc. 4.20%, 05/15/2032	1,766,000	1,773,429

		9,935,499

Hotels, Restaurants & Leisure - 0.2%
Expedia Group, Inc.
2.95%, 03/15/2031	331,000	264,105
3.80%, 02/15/2028	901,000	822,476
Hyatt Hotels Corp. 1.80%, 10/01/2024	593,000	561,049
Magallanes, Inc. 5.05%, 03/15/2042 (E)	1,638,000	1,398,875

		3,046,505

Household Durables - 0.1%
DR Horton, Inc. 4.38%, 09/15/2022	1,399,000	1,400,057

Industrial Conglomerates - 0.0% (C)
General Electric Co. 4.13%, 10/09/2042	690,000	583,964

Insurance - 0.5%
Global Atlantic Finance Co. 3.13%, 06/15/2031 (E)	2,351,000	1,875,116

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Muenchener Rueckversicherungs-Gesellschaft AG Fixed until 11/23/2031, 5.88% (D), 05/23/2042 (E)	$ 800,000	$ 804,000
Ohio National Financial Services, Inc.
5.80%, 01/24/2030 (E)	2,287,000	2,206,343
6.63%, 05/01/2031 (E)	635,000	644,121
Prudential Financial, Inc. Fixed until 07/01/2030, 3.70% (D), 10/01/2050	1,511,000	1,264,783
Reinsurance Group of America, Inc. 3-Month LIBOR + 2.67%, 4.49% (D), 12/15/2065	2,438,000	1,869,349

		8,663,712

Interactive Media & Services - 0.2%
Baidu, Inc. 4.38%, 05/14/2024	1,533,000	1,542,949
Tencent Holdings Ltd. 3.28%, 04/11/2024 (E)	1,322,000	1,310,155

		2,853,104

IT Services - 0.1%
Rackspace Technology Global, Inc. 3.50%, 02/15/2028 (E)	1,203,000	941,781

Media - 0.2%
Charter Communications Operating LLC / Charter Communications Operating Capital 4.80%, 03/01/2050	649,000	518,400
Clear Channel Outdoor Holdings, Inc. 5.13%, 08/15/2027 (E)	525,000	441,000
Comcast Corp. 2.94%, 11/01/2056	594,000	414,680
NBCUniversal Media LLC 4.45%, 01/15/2043	726,000	674,609
Paramount Global 4.20%, 05/19/2032	970,000	857,909

		2,906,598

Metals & Mining - 0.2%
Anglo American Capital PLC
4.00%, 09/11/2027 (E)	1,036,000	987,048
4.75%, 04/10/2027 (E)	365,000	361,710
Freeport-McMoRan, Inc. 4.55%, 11/14/2024	736,000	732,401
Glencore Funding LLC 2.63%, 09/23/2031 (E)	1,199,000	968,749

		3,049,908

Multi-Utilities - 0.1%
Black Hills Corp. 4.25%, 11/30/2023	1,018,000	1,021,523
CMS Energy Corp.
3.88%, 03/01/2024	80,000	79,947
4.88%, 03/01/2044	185,000	176,727
Public Service Enterprise Group, Inc. 2.65%, 11/15/2022	597,000	596,522

		1,874,719

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels - 1.0%
Boardwalk Pipelines LP 3.40%, 02/15/2031	$ 647,000	$ 552,928
Chevron USA, Inc. 3.25%, 10/15/2029	1,047,000	995,953
Energy Transfer LP
4.90%, 02/01/2024	605,000	607,999
5.15%, 02/01/2043	734,000	627,937
5.95%, 10/01/2043	680,000	636,345
7.60%, 02/01/2024	534,000	556,490
Enterprise Products Operating LLC 4.25%, 02/15/2048	2,275,000	1,925,289
Kinder Morgan Energy Partners LP 4.15%, 02/01/2024	1,190,000	1,190,636
Occidental Petroleum Corp. 5.55%, 03/15/2026	1,967,000	1,953,290
Petroleos Mexicanos
6.50%, 01/23/2029 (B)	656,000	533,000
6.84%, 01/23/2030	1,509,000	1,182,679
6.88%, 08/04/2026	400,000	360,000
7.69%, 01/23/2050	166,000	112,465
Pioneer Natural Resources Co. 2.15%, 01/15/2031	1,336,000	1,102,898
Plains All American Pipeline LP / PAA Finance Corp. 3.55%, 12/15/2029	1,050,000	930,677
Sabine Pass Liquefaction LLC 4.20%, 03/15/2028	615,000	587,131
Saudi Arabian Oil Co. 1.25%, 11/24/2023 (E)	214,000	206,819
Shell International Finance BV
2.50%, 09/12/2026	1,677,000	1,595,316
3.75%, 09/12/2046	244,000	209,648
Williams Cos., Inc. 5.40%, 03/04/2044	117,000	111,975

		15,979,475

Personal Products - 0.1%
GSK Consumer Healthcare Capital US LLC 3.38%, 03/24/2027 (E)	1,700,000	1,628,156

Pharmaceuticals - 0.3%
Astrazeneca Finance LLC 1.20%, 05/28/2026	591,000	535,298
AstraZeneca PLC 4.38%, 08/17/2048	758,000	747,808
Bayer US Finance II LLC 4.38%, 12/15/2028 (E)	890,000	868,204
Bristol-Myers Squibb Co. 1.45%, 11/13/2030	983,000	809,761
Royalty Pharma PLC 2.20%, 09/02/2030	1,137,000	919,547
Viatris, Inc. 2.30%, 06/22/2027	762,000	659,559

		4,540,177

Professional Services - 0.1%
Equifax, Inc. 2.60%, 12/01/2024	1,068,000	1,031,419

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Road & Rail - 0.3%
Avolon Holdings Funding Ltd.
2.88%, 02/15/2025 (E)	$ 1,713,000	$ 1,576,939
5.50%, 01/15/2026 (E)	682,000	663,745
Burlington Northern Santa Fe LLC 4.45%, 01/15/2053	2,045,000	1,991,261

		4,231,945

Semiconductors & Semiconductor Equipment - 0.7%
Advanced Micro Devices, Inc. 3.92%, 06/01/2032	2,317,000	2,280,392
Broadcom, Inc. 1.95%, 02/15/2028 (E)	462,000	394,062
KLA Corp. 3.30%, 03/01/2050 (B)	1,214,000	967,739
Microchip Technology, Inc. 0.98%, 09/01/2024	1,044,000	974,485
Micron Technology, Inc. 2.70%, 04/15/2032	1,761,000	1,408,213
NXP BV / NXP Funding LLC / NXP USA, Inc.
3.25%, 11/30/2051	563,000	392,404
3.40%, 05/01/2030	432,000	381,976
QUALCOMM, Inc.
3.25%, 05/20/2027	862,000	844,166
3.25%, 05/20/2050 (B)	819,000	673,586
Skyworks Solutions, Inc. 1.80%, 06/01/2026	582,000	516,867
TSMC Global Ltd. 1.38%, 09/28/2030 (E)	2,651,000	2,124,733

		10,958,623

Software - 0.3%
Crowdstrike Holdings, Inc. 3.00%, 02/15/2029 (B)	221,000	191,165
Infor, Inc. 1.75%, 07/15/2025 (E)	1,376,000	1,273,949
Take-Two Interactive Software, Inc. 3.55%, 04/14/2025	1,686,000	1,659,779
Workday, Inc. 3.50%, 04/01/2027	1,586,000	1,517,314

		4,642,207

Specialty Retail - 0.1%
Lowe’s Cos., Inc. 3.75%, 04/01/2032	1,160,000	1,079,237

Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc. 2.65%, 05/11/2050	936,000	695,565
Dell International LLC / EMC Corp. 6.02%, 06/15/2026	1,023,000	1,062,988
Seagate HDD Cayman 4.13%, 01/15/2031	1,663,000	1,359,503
Western Digital Corp. 2.85%, 02/01/2029	1,760,000	1,432,983

		4,551,039

Tobacco - 0.3%
Altria Group, Inc. 2.45%, 02/04/2032	1,255,000	947,894

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Tobacco (continued)
BAT Capital Corp.
2.26%, 03/25/2028	$ 1,886,000	$ 1,582,699
4.91%, 04/02/2030	777,000	723,257
BAT International Finance PLC 4.45%, 03/16/2028	1,033,000	979,496

		4,233,346

Wireless Telecommunication Services - 0.2%
America Movil SAB de CV 4.38%, 07/16/2042	250,000	228,030
Sprint Corp. 7.88%, 09/15/2023	625,000	644,532
T-Mobile USA, Inc.
3.50%, 04/15/2031	1,198,000	1,041,661
3.88%, 04/15/2030	1,917,000	1,793,935

		3,708,158

Total Corporate Debt Securities (Cost $242,884,982)		213,730,821

FOREIGN GOVERNMENT OBLIGATIONS - 0.4%
Brazil - 0.0% (C)
Brazil Government International Bond 4.25%, 01/07/2025	480,000	476,311

Chile - 0.0% (C)
Chile Government International Bond 3.50%, 01/25/2050	675,000	515,612

Colombia - 0.1%
Colombia Government International Bond
4.00%, 02/26/2024 (B)	305,000	296,573
4.50%, 01/28/2026	1,125,000	1,054,988

		1,351,561

Indonesia - 0.1%
Indonesia Government International Bond 4.75%, 01/08/2026 (E)	1,429,000	1,447,675

Mexico - 0.1%
Mexico Government International Bond 3.75%, 01/11/2028	1,883,000	1,796,170

Panama - 0.1%
Panama Government International Bond 3.88%, 03/17/2028	550,000	523,623

Peru - 0.0% (C)
Peru Government International Bond 7.35%, 07/21/2025	160,000	172,660

Poland - 0.0% (C)
Republic of Poland Government International Bond 3.00%, 03/17/2023	405,000	402,920

Qatar - 0.0% (C)
Qatar Government International Bond 3.88%, 04/23/2023 (E)	200,000	200,699

Total Foreign Government Obligations (Cost $7,360,536)		6,887,231

MORTGAGE-BACKED SECURITIES - 2.9%
BB-UBS Trust Series 2012-TFT, Class A, 2.89%, 06/05/2030 (E)	649,467	633,868

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
BB-UBS Trust, Interest Only STRIPS Series 2012-SHOW, Class XA, 0.73% (D), 11/05/2036 (E)	$ 3,935,000	$ 52,229
BBCMS Trust Series 2015-MSQ, Class B, 3.89%, 09/15/2032 (E)	1,150,000	1,146,400
CIM Trust Series 2021-R6, Class A1, 1.43% (D), 07/25/2061 (E)	2,941,796	2,679,250
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A3,
3.75%, 03/10/2047	94,583	93,585
Series 2014-GC19, Class A4,
4.02%, 03/10/2047	285,000	284,325
Series 2015-GC27, Class B,
3.77%, 02/10/2048	600,000	577,218
Citigroup Mortgage Loan Trust, Inc. Series 2018-RP1, Class A1, 3.00% (D), 09/25/2064 (E)	409,050	401,941
COMM Mortgage Trust
Series 2013-CR11, Class AM,
4.72% (D), 08/10/2050	1,648,000	1,651,232
Series 2013-GAM, Class A2,
3.37%, 02/10/2028 (E)	139,913	137,929
Series 2013-WWP, Class B,
3.73%, 03/10/2031 (E)	1,900,000	1,899,311
Series 2014-UBS2, Class A5,
3.96%, 03/10/2047	2,400,000	2,387,073
Series 2015-3BP, Class A,
3.18%, 02/10/2035 (E)	4,500,000	4,300,265
Commercial Mortgage Pass-Through Certificates Trust Series 2012-LTRT, Class A2, 3.40%, 10/05/2030 (E)	1,690,000	1,627,144
CSMC Trust
Series 2021-RPL2, Class A1A,
1.11% (D), 01/25/2060 (E)	2,546,608	2,246,954
Series 2021-RPL6, Class A1,
2.00% (D), 10/25/2060 (E)	1,976,941	1,810,283
Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-RMP1, Class A2, 1-Month LIBOR + 0.15%, 1.77% (D), 12/25/2036	73,959	68,475
Fontainebleau Miami Beach Trust Series 2019-FBLU, Class B, 3.45%, 12/10/2036 (E)	2,200,000	2,112,288
GS Mortgage Securities Trust Series 2013-G1, Class A2, 3.56% (D), 04/10/2031 (E)	1,830,837	1,810,391
Houston Galleria Mall Trust Series 2015-HGLR, Class A1A2, 3.09%, 03/05/2037 (E)	800,000	760,174
MetLife Securitization Trust Series 2019-1A, Class A1A, 3.75% (D), 04/25/2058 (E)	103,319	102,222
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C6, Class AS,
3.48%, 11/15/2045	2,010,000	2,007,744

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Bank of America Merrill Lynch Trust (continued)
Series 2013-C11, Class B,
4.50% (D), 08/15/2046	$ 945,000	$ 706,327
Nationstar Mortgage Loan Trust Series 2013-A, Class A, 3.75% (D), 12/25/2052 (E)	126,910	120,351
New Residential Mortgage Loan Trust
Series 2014-1A, Class A,
3.75% (D), 01/25/2054 (E)	119,404	116,108
Series 2014-2A, Class A3,
3.75% (D), 05/25/2054 (E)	414,111	398,264
Series 2014-3A, Class AFX3,
3.75% (D), 11/25/2054 (E)	120,579	116,751
Series 2015-2A, Class A1,
3.75% (D), 08/25/2055 (E)	232,381	224,462
Series 2016-2A, Class A1,
3.75% (D), 11/26/2035 (E)	250,224	242,564
Series 2016-3A, Class A1B,
3.25% (D), 09/25/2056 (E)	395,791	377,858
Series 2016-4A, Class A1,
3.75% (D), 11/25/2056 (E)	544,494	527,113
Series 2017-1A, Class A1,
4.00% (D), 02/25/2057 (E)	636,981	629,235
Series 2017-2A, Class A3,
4.00% (D), 03/25/2057 (E)	613,105	597,474
Series 2017-3A, Class A1,
4.00% (D), 04/25/2057 (E)	933,246	913,991
Series 2017-4A, Class A1,
4.00% (D), 05/25/2057 (E)	653,126	633,931
Series 2018-1A, Class A1A,
4.00% (D), 12/25/2057 (E)	726,353	706,971
Series 2018-RPL1, Class A1,
3.50% (D), 12/25/2057 (E)	393,506	384,485
Series 2019-4A, Class A1B,
3.50% (D), 12/25/2058 (E)	1,554,320	1,513,304
Series 2019-5A, Class A1B,
3.50% (D), 08/25/2059 (E)	1,712,108	1,673,297
One Market Plaza Trust Series 2017-1MKT, Class A, 3.61%, 02/10/2032 (E)	2,169,000	2,129,814
Palisades Center Trust Series 2016-PLSD, Class A, 2.71%, 04/13/2033 (E)	1,911,000	1,811,294
Towd Point Mortgage Trust Series 2021-1, Class A1, 2.25% (D), 11/25/2061 (E)	2,802,423	2,631,192
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 06/10/2030 (E)	29,028	28,989

Total Mortgage-Backed Securities (Cost $48,329,787)		45,274,076

MUNICIPAL GOVERNMENT OBLIGATION - 0.0% (C)
Georgia - 0.0% (C)
Municipal Electric Authority of Georgia, Revenue Bonds, Series A, 6.64%, 04/01/2057	47,000	55,164

Total Municipal Government Obligation (Cost $51,601)		55,164

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 9.5%
Federal Home Loan Mortgage Corp.
5.00%, 02/01/2024 - 08/01/2035	$ 254,376	$ 267,808
5.50%, 07/01/2037 - 06/01/2041	65,502	70,047
6.00%, 12/01/2037	21,597	23,497
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1.38%, 06/25/2030	4,208,000	3,577,698
2.89%, 06/25/2027	735,741	734,371
3.01%, 07/25/2025	2,842,000	2,808,579
3.06% (D), 08/25/2024	3,576,375	3,556,856
3.46% (D), 08/25/2023	1,497,767	1,498,117
3.49%, 01/25/2024	2,260,000	2,265,059
Federal National Mortgage Association
12-Month LIBOR + 1.52%, 1.82% (D), 02/01/2043	26,427	26,435
3.33% (D), 10/25/2023	111,798	111,064
3.50%, 07/01/2028 - 01/01/2029	188,446	188,920
4.00%, 06/01/2042	56,554	57,266
4.50%, 02/01/2025 - 06/01/2026	58,115	59,455
5.00%, 04/01/2039 - 11/01/2039	912,620	947,986
5.50%, 04/01/2037 - 12/01/2041	473,989	508,303
6.00%, 08/01/2036 - 06/01/2041	850,656	932,674
6.50%, 05/01/2040	65,170	70,759
Government National Mortgage Association, Interest Only STRIPS 0.65% (D), 02/16/2053	328,133	5,934
Tennessee Valley Authority 5.88%, 04/01/2036	1,170,000	1,424,664
Uniform Mortgage-Backed Security
2.00%, TBA (G)	39,077,000	35,053,187
2.50%, TBA (G)	35,964,000	32,698,666
3.00%, TBA (G)	23,537,000	21,947,793
3.50%, TBA (G)	24,129,000	23,240,186
4.00%, TBA (G)	17,173,000	16,954,313

Total U.S. Government Agency Obligations (Cost $152,338,832)		149,029,637

U.S. GOVERNMENT OBLIGATIONS - 10.7%
U.S. Treasury - 9.3%
U.S. Treasury Bond
1.25%, 05/15/2050	6,298,000	4,043,267
1.88%, 02/15/2051 - 11/15/2051	8,722,000	6,601,039
2.00%, 02/15/2050	1,923,000	1,503,020
2.25%, 08/15/2046	2,996,000	2,434,016
2.25%, 02/15/2052 (B)	939,000	779,370
2.38%, 02/15/2042 - 05/15/2051	6,521,000	5,557,804
2.50%, 02/15/2045 - 05/15/2046	9,156,000	7,817,275
2.75%, 08/15/2042 - 11/15/2047	6,456,000	5,820,196
2.88%, 08/15/2045 - 05/15/2049	5,599,900	5,135,033
3.00%, 05/15/2042 - 02/15/2049	5,339,600	5,082,213
3.13%, 02/15/2042 (B)	6,173,000	5,942,959
3.13%, 05/15/2048	63,000	61,418
3.63%, 02/15/2044	1,093,700	1,128,562
5.25%, 02/15/2029	2,086,000	2,361,336
U.S. Treasury Note
0.13%, 05/31/2023	1,953,000	1,904,556
0.25%, 05/31/2025	1,239,000	1,144,575
0.25%, 08/31/2025 (B)	4,435,000	4,065,474

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Principal	Value

U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Note (continued)
0.63%, 05/15/2030	$ 1,580,000	$ 1,320,658
0.63%, 08/15/2030 (B)	5,442,000	4,522,600
0.88%, 06/30/2026	1,065,100	979,101
1.13%, 02/15/2031	6,550,000	5,642,211
1.38%, 11/15/2031	4,625,000	4,023,027
1.50%, 08/15/2026 - 01/31/2027	8,731,000	8,180,996
1.50%, 02/15/2030 (B)	2,564,000	2,307,500
1.63%, 02/15/2026 - 05/15/2031	13,121,300	11,949,783
1.63%, 05/15/2026 (B)	2,654,000	2,518,293
1.75%, 05/15/2023 (B)	2,379,000	2,355,768
1.88%, 02/15/2032	8,377,300	7,610,253
2.25%, 11/15/2025 (B)	703,800	686,260
2.25%, 11/15/2027	3,760,200	3,610,967
2.38%, 01/31/2023	1,374,400	1,372,682
2.50%, 08/15/2023 - 05/15/2024	5,143,000	5,110,604
2.50%, 05/31/2024 (B)	569,000	564,332
2.63%, 02/15/2029	791,000	771,596
2.75%, 05/15/2025	831,000	825,417
2.88%, 05/15/2028 - 05/15/2032	16,028,700	15,877,852
3.13%, 11/15/2028	3,927,600	3,942,942

		145,554,955

U.S. Treasury Inflation-Protected Securities - 1.4%
U.S. Treasury Inflation-Protected Indexed Bond
0.25%, 02/15/2050	2,850,126	2,290,427
1.75%, 01/15/2028	1,663,991	1,769,745
2.50%, 01/15/2029	5,549,666	6,187,552
U.S. Treasury Inflation-Protected Indexed Note
0.13%, 07/15/2030	3,740,713	3,578,701
0.63%, 01/15/2024	7,621,221	7,750,126

		21,576,551

Total U.S. Government Obligations (Cost $182,458,094)		167,131,506

COMMERCIAL PAPER - 7.7%
Banks - 2.2%
Concord Minutemen Capital Co. LLC 1.70% (H), 09/02/2022	7,000,000	6,974,675
Mackinac Funding Co. LLC 1.71% (H), 09/02/2022	6,800,000	6,774,964
Macquarie Bank Ltd. 1.77% (H), 09/01/2022	7,500,000	7,470,561
Svenska Handelsbanken AB 1.73% (H), 08/12/2022	7,000,000	6,985,619
Swedbank AB 1.40% (H), 08/01/2022	6,750,000	6,740,394

		34,946,213

Consumer Finance - 0.3%
Toyota Motor Credit Corp. 1.02% (H), 07/14/2022	5,000,000	4,996,910

Diversified Financial Services - 4.4%
Atlantic Asset Securitization LLC 1.43% (H), 08/17/2022	1,350,000	1,346,648
Cancara Asset Securitisation LLC 1.42% (H), 08/16/2022	6,800,000	6,783,372

	Principal	Value

COMMERCIAL PAPER (continued)
Diversified Financial Services (continued)
Chariot Funding LLC 1.30% (H), 07/28/2022	$ 7,000,000	$ 6,990,744
Fairway Finance Co. LLC 1.78% (H), 09/14/2022	4,715,000	4,693,450
Glencove Funding LLC 0.99% (H), 07/08/2022	7,500,000	7,497,360
Lexington Parker Capital Co. LLC 1.22% (H), 07/20/2022	3,919,000	3,915,462
Liberty Street Funding LLC 1.43% (H), 08/11/2022	2,450,000	2,444,775
LMA-Americas LLC 1.13% (H), 07/18/2022	5,000,000	4,995,855
Nieuw Amsterdam Receivables Corp. BV 1.32% (H), 08/03/2022	4,200,000	4,192,824
Ridgefield Funding Co. LLC 1.76% (H), 09/12/2022	6,500,000	6,471,234
Sheffield Receivables Co. LLC 1.68% (H), 09/07/2022	6,750,000	6,723,051
Starbird Funding Corp.
1.12% (H), 07/12/2022	2,800,000	2,798,509
1.58% (H), 09/01/2022	3,450,000	3,437,798
Victory Receivables Corp.
1.37% (H), 07/28/2022	2,500,000	2,496,619
1.39% (H), 07/28/2022	3,500,000	3,495,266

		68,282,967

Food Products - 0.4%
Britannia Funding Co. LLC 1.44% (H), 08/11/2022	6,750,000	6,735,368

Software - 0.4%
Manhattan Asset Funding Co. LLC 1.07% (H), 08/02/2022	5,919,000	5,909,521

Total Commercial Paper (Cost $120,935,837)		120,870,979

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 1.0%
U.S. Treasury Bill
0.84% (H), 08/04/2022	5,431,000	5,425,005
1.26% (H), 09/08/2022	4,502,000	4,488,654
1.78% (H), 09/29/2022	4,945,000	4,924,726

Total Short-Term U.S. Government Obligations (Cost $14,841,528)		14,838,385

	Shares	Value
OTHER INVESTMENT COMPANY - 0.8%
Securities Lending Collateral - 0.8%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.54% (H)	13,279,233	13,279,233

Total Other Investment Company (Cost $13,279,233)		13,279,233

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 1.8%

Fixed Income Clearing Corp., 0.35% (H), dated 06/30/2022, to be repurchased at $28,949,525 on 07/01/2022. Collateralized by a U.S. Government Obligation, 3.00%, due 06/30/2024, and with a value of $29,528,261.

$ 28,949,244	$ 28,949,244

Total Repurchase Agreement (Cost $28,949,244)	28,949,244

Total Investments (Cost $1,580,966,387)	1,704,442,898
Net Other Assets (Liabilities) - (8.6)%	(134,504,745)

Net Assets - 100.0%	$ 1,569,938,153

FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	122	09/16/2022	$23,087,578	$23,115,950	$28,372	$—

INVESTMENT VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$899,232,891	$—	$—	$899,232,891
Preferred Stocks	419,158	—	—	419,158
Asset-Backed Securities	—	44,744,573	—	44,744,573
Corporate Debt Securities	—	213,730,821	—	213,730,821
Foreign Government Obligations	—	6,887,231	—	6,887,231
Mortgage-Backed Securities	—	45,274,076	—	45,274,076
Municipal Government Obligation	—	55,164	—	55,164
U.S. Government Agency Obligations	—	149,029,637	—	149,029,637
U.S. Government Obligations	—	167,131,506	—	167,131,506
Commercial Paper	—	120,870,979	—	120,870,979
Short-Term U.S. Government Obligations	—	14,838,385	—	14,838,385
Other Investment Company	13,279,233	—	—	13,279,233
Repurchase Agreement	—	28,949,244	—	28,949,244

Total Investments	$912,931,282	$791,511,616	$—	$1,704,442,898

Other Financial Instruments
Futures Contracts (J)	$28,372	$—	$—	$28,372

Total Other Financial Instruments	$28,372	$—	$—	$28,372

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $20,686,244, collateralized by cash collateral of $13,279,233 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $7,832,797. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Floating or variable rate securities. The rates disclosed are as of June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(E)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2022, the total value of 144A securities is $140,734,935, representing 9.0% of the Portfolio’s net assets.
(F)	Perpetual maturity. The date displayed is the next call date.
(G)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after June 30, 2022. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(H)	Rates disclosed reflect the yields at June 30, 2022.
(I)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2022. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(J)	Derivative instruments are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Multi-Managed Balanced VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2022

(unaudited)

Assets:
Investments, at value (cost $1,552,017,143) (including securities loaned of $20,686,244)	$1,675,493,654
Repurchase agreement, at value (cost $28,949,244)	28,949,244
Cash	420,485
Cash collateral pledged at broker for:
TBA commitments	5,097,000
OTC derivatives (A)	53
Futures contracts	1,481,000
Receivables and other assets:
Investments sold	4,938,837
When-issued, delayed-delivery, forward and TBA commitments sold	2,220,237
Net income from securities lending	2,663
Shares of beneficial interest sold	8,781
Dividends	979,664
Interest	3,622,686
Prepaid expenses	7,228

Total assets	1,723,221,532

Liabilities:
Cash collateral received upon return of:
Securities on loan	13,279,233
Payables and other liabilities:
Investments purchased	3,933,079
When-issued, delayed-delivery, forward and TBA commitments purchased	134,252,462
Shares of beneficial interest redeemed	234,839
Investment management fees	771,371
Distribution and service fees	265,792
Transfer agent costs	3,979
Trustees, CCO and deferred compensation fees	23,070
Audit and tax fees	25,101
Custody fees	36,815
Legal fees	12,048
Printing and shareholder reports fees	241,067
Other accrued expenses	29,348
Variation margin payable on futures contracts	175,175

Total liabilities	153,283,379

Net assets	$1,569,938,153

Net assets consist of:
Capital stock ($0.01 par value)	$1,025,644
Additional paid-in capital	1,189,213,661
Total distributable earnings (accumulated losses)	379,698,848

Net assets	$1,569,938,153

Net assets by class:
Initial Class	$306,033,848
Service Class	1,263,904,305

Shares outstanding:
Initial Class	19,544,110
Service Class	83,020,291

Net asset value and offering price per share:
Initial Class	$15.66
Service Class	15.22

(A)	OTC derivatives may include swaps, options and/or swaptions and forward foreign currency contracts.

STATEMENT OF OPERATIONS

For the period ended June 30, 2022

(unaudited)

Investment Income:
Dividend income	$7,618,812
Interest income	8,592,146
Net income from securities lending	15,091
Withholding taxes on foreign income	(12,236)

Total investment income	16,213,813

Expenses:
Investment management fees	5,119,107
Distribution and service fees:
Service Class	1,777,716
Transfer agent costs	10,211
Trustees, CCO and deferred compensation fees	31,616
Audit and tax fees	27,736
Custody fees	87,246
Legal fees	52,584
Printing and shareholder reports fees	76,337
Other	42,240

Total expenses	7,224,793

Net investment income (loss)	8,989,020

Net realized gain (loss) on:
Investments	40,808,817
Futures contracts	(2,576,803)

Net realized gain (loss)	38,232,014

Net change in unrealized appreciation (depreciation) on:
Investments	(362,248,634)
Futures contracts	(129,869)

Net change in unrealized appreciation (depreciation)	(362,378,503)

Net realized and change in unrealized gain (loss)	(324,146,489)

Net increase (decrease) in net assets resulting from operations	$(315,157,469)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Multi-Managed Balanced VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2022 (unaudited)	December 31, 2021
From operations:
Net investment income (loss)	$8,989,020	$15,169,764
Net realized gain (loss)	38,232,014	199,238,880
Net change in unrealized appreciation (depreciation)	(362,378,503)	92,706,307

Net increase (decrease) in net assets resulting from operations	(315,157,469)	307,114,951

Dividends and/or distributions to shareholders:
Initial Class	—	(25,050,299)
Service Class	—	(102,893,097)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(127,943,396)

Capital share transactions:
Proceeds from shares sold:
Initial Class	3,213,545	12,901,794
Service Class	6,733,991	21,917,676

	9,947,536	34,819,470

Dividends and/or distributions reinvested:
Initial Class	—	25,050,299
Service Class	—	102,893,097

	—	127,943,396

Cost of shares redeemed:
Initial Class	(18,335,013)	(68,476,302)
Service Class	(107,191,814)	(190,097,818)

	(125,526,827)	(258,574,120)

Net increase (decrease) in net assets resulting from capital share transactions	(115,579,291)	(95,811,254)

Net increase (decrease) in net assets	(430,736,760)	83,360,301

Net assets:
Beginning of period/year	2,000,674,913	1,917,314,612

End of period/year	$1,569,938,153	$2,000,674,913

Capital share transactions - shares:
Shares issued:
Initial Class	187,720	719,556
Service Class	412,832	1,264,088

	600,552	1,983,644

Shares reinvested:
Initial Class	—	1,395,560
Service Class	—	5,882,967

	—	7,278,527

Shares redeemed:
Initial Class	(1,068,295)	(3,805,709)
Service Class	(6,418,309)	(10,787,400)

	(7,486,604)	(14,593,109)

Net increase (decrease) in shares outstanding:
Initial Class	(880,575)	(1,690,593)
Service Class	(6,005,477)	(3,640,345)

	(6,886,052)	(5,330,938)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Multi-Managed Balanced VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2022 (unaudited)		December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017
Net asset value, beginning of period/year	$18.68		$17.04	$15.54	$13.85	$15.17	$13.56

Investment operations:
Net investment income (loss) (A)	0.10		0.17	0.20	0.24	0.25	0.20
Net realized and unrealized gain (loss)	(3.12)		2.68	2.20	2.69	(0.75)	1.69

Total investment operations	(3.02)		2.85	2.40	2.93	(0.50)	1.89

Dividends and/or distributions to shareholders:
Net investment income	—		(0.21)	(0.25)	(0.26)	(0.22)	(0.12)
Net realized gains	—		(1.00)	(0.65)	(0.98)	(0.60)	(0.16)

Total dividends and/or distributions to shareholders	—		(1.21)	(0.90)	(1.24)	(0.82)	(0.28)

Net asset value, end of period/year	$15.66		$18.68	$17.04	$15.54	$13.85	$15.17

Total return	(16.17	)%(B)	17.04%	15.90%	21.77%	(3.66)%	14.14%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$306,034		$381,588	$376,902	$345,274	$305,002	$344,156
Expenses to average net assets	0.62	%(C)	0.61%	0.63%	0.66%	0.66%	0.66%
Net investment income (loss) to average net assets	1.22	%(C)	0.97%	1.29%	1.61%	1.64%	1.42%
Portfolio turnover rate	17	%(B)	35%	51%	45%	46%	39%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2022 (unaudited)		December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017
Net asset value, beginning of period/year	$18.19		$16.62	$15.18	$13.55	$14.86	$13.31

Investment operations:
Net investment income (loss) (A)	0.08		0.13	0.16	0.20	0.20	0.17
Net realized and unrealized gain (loss)	(3.05)		2.61	2.15	2.63	(0.73)	1.65

Total investment operations	(2.97)		2.74	2.31	2.83	(0.53)	1.82

Dividends and/or distributions to shareholders:
Net investment income	—		(0.17)	(0.22)	(0.22)	(0.18)	(0.11)
Net realized gains	—		(1.00)	(0.65)	(0.98)	(0.60)	(0.16)

Total dividends and/or distributions to shareholders	—		(1.17)	(0.87)	(1.20)	(0.78)	(0.27)

Net asset value, end of period/year	$15.22		$18.19	$16.62	$15.18	$13.55	$14.86

Total return	(16.33	)%(B)	16.79%	15.60%	21.50%	(3.90)%	13.82%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,263,904		$1,619,087	$1,540,413	$1,451,102	$1,283,242	$1,473,823
Expenses to average net assets	0.87	%(C)	0.86%	0.88%	0.91%	0.91%	0.91%
Net investment income (loss) to average net assets	0.97	%(C)	0.72%	1.04%	1.36%	1.39%	1.17%
Portfolio turnover rate	17	%(B)	35%	51%	45%	46%	39%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2022

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Multi-Managed Balanced VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

1. ORGANIZATION (continued)

services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2022, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the period ended June 30, 2022, commissions recaptured are $4,027.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

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NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

3. INVESTMENT VALUATION (continued)

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists,

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NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

3. INVESTMENT VALUATION (continued)

offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. SECURITIES AND OTHER INVESTMENTS

Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2022, if any, are identified within the Schedule of Investments.

Treasury inflation-protected securities (“TIPS”): The Portfolio may invest in TIPS, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Repayment of the original bond principal

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NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

4. SECURITIES AND OTHER INVESTMENTS (continued)

upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds and notes. For bonds and notes that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

TIPS held at June 30, 2022, if any, are included within the Schedule of Investments. The adjustments, if any, to principal due to inflation/deflation are reflected as increases/decreases to Interest income within the Statement of Operations, with a corresponding adjustment to Investments, at cost within the Statement of Assets and Liabilities.

When-issued, delayed-delivery, forward, and to be announced (“TBA”) commitment transactions: The Portfolio may purchase or sell securities on a when-issued, delayed-delivery, forward and TBA commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio engages in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolio engages in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Delayed-delivery transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolio if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolio is delayed or prevented from completing the transaction. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolio sells a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses on the security.

TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of a Portfolio’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities. TBA collateral requirements are typically calculated by netting the mark-to-market amount for each transaction and comparing that amount to the value of the collateral currently pledged by a Portfolio and the counterparty. Cash collateral that has been pledged to cover the obligations of a Portfolio and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as Cash collateral pledged at broker for TBA commitments or Cash collateral at broker for TBA commitments, respectively. Non-cash collateral pledged by a Portfolio, if any, is disclosed within the Schedule of Investments. Typically, a Portfolio is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted. To the extent amounts due to a Portfolio are not fully collateralized, contractually or otherwise, a Portfolio bears the risk of loss from counterparty non-performance.

When-issued, delayed-delivery, forward and TBA commitment transactions held at June 30, 2022, if any, are identified within the Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, forward and TBA commitments purchased or sold within the Statement of Assets and Liabilities.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

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NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2022, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2022.

Repurchase agreements at June 30, 2022, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2022, if any, are shown on a gross basis within the Schedule of Investments.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2022.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Corporate Debt Securities	$1,340,038	$—	$—	$—	$1,340,038
Foreign Government Obligations	304,469	—	—	—	304,469
U.S. Government Obligations	11,634,726	—	—	—	11,634,726
Total Securities Lending Transactions	$13,279,233	$—	$—	$—	$13,279,233
Total Borrowings	$13,279,233	$—	$—	$—	$13,279,233

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NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2022, if any, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.

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NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2022.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$—	$—	$28,372	$—	$—	$28,372
Total	$—	$—	$28,372	$—	$—	$28,372

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments, if any, within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2022.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$(66,932)	$—	$(2,509,871)	$—	$—	$(2,576,803)
Total	$(66,932)	$—	$(2,509,871)	$—	$—	$(2,576,803)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$21,470	$—	$(151,339)	$—	$—	$(129,869)
Total	$21,470	$—	$(151,339)	$—	$—	$(129,869)

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2022.

Futures contracts:
Average notional value of contracts — long	$12,240,066

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to pledge collateral on derivatives to a counterparty if the Portfolio is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Portfolio to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Portfolio from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments.

Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.

To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. Additionally, to the extent the Portfolio has delivered collateral to a

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NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

counterparty, the Portfolio bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.

7. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities and other assets may go up or down, sometimes sharply and unpredictably, due to general market conditions, overall economic trends or events, inflation, changes in interest rates, government actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by wars, tariffs, trade disputes or other factors, political developments, investor sentiment, the global and domestic effects of a pandemic or other health emergency, and other factors that may or may not be related to the issuer of the security or other asset. The market prices of securities and other assets also may go down due to events or conditions that affect particular sectors, industries, issuers, or geographies. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets. If the value of the Portfolio’s securities and assets fall, the value of your investment will go down. The Portfolio may experience a substantial or complete loss on any individual security or asset.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, the imposition of economic sanctions, public health events (such as the spread of infectious disease), wars, terrorism, cybersecurity events, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. In the past decade, financial markets throughout the world have experienced increased volatility and decreased liquidity. These conditions may continue or worsen. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down. Securities markets may also be susceptible to market manipulation or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or adversely affect the value of securities traded in these markets, including the Portfolio’s securities.

The pandemic of the novel coronavirus respiratory disease designated COVID-19 has resulted in economic downturns throughout the world, severe losses, particularly to some sectors of the economy and individual issuers, and reduced liquidity of many instruments. There also have been significant disruptions to business operations, including business closures; strained healthcare systems; disruptions to supply chains and employee availability; large fluctuations in consumer demand; and widespread uncertainty regarding the duration and long-term effects of the pandemic. Economic downturns may be prolonged, and political and social instability, continued volatility and decreased liquidity in the securities markets may result. Developing or emerging market countries may be more impacted by the pandemic.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. These and other government intervention into the economy and financial markets may not work as intended. In addition, government actions to mitigate the economic impact of the pandemic have resulted in large expansion of government deficits and debt, the long-term consequences of which are not known. Rates of inflation have recently risen, which could adversely affect economies and markets. The pandemic could continue to adversely affect the value and liquidity of the Portfolio’s investments.

Europe: A number of countries in Europe have experienced severe economic and financial difficulties; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen or spread within or outside Europe. Responses to the financial problems by European governments, central banks and others may not work, may result in conflicts and social unrest and may limit future growth and economic recovery or have other unintended consequences. In January, 2020, through “Brexit,” the United Kingdom withdrew from the European Union. The ramifications of Brexit are unknown, and the implications of possible political, regulatory, economic, and market outcomes could be significant. The United Kingdom has one of the largest economies in Europe and is a major trading partner with European Union countries and the United States. Brexit may create additional and substantial economic stresses for the United Kingdom, including a contraction of the United Kingdom’s economy, decreased trade, capital outflows, devaluation of the British pound, and a decrease in business and consumer spending and investment. The negative impact on not only the United Kingdom and European Union economies but also the broader global economy could be significant. A number of countries in Europe have suffered terror attacks, and additional attacks may occur in

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

7. RISK FACTORS (continued)

the future. Europe has also been struggling with mass migration from the Middle East, Eastern Europe and Africa. The ultimate effects of these events and other socio-political or geopolitical issues could profoundly affect global economies and markets. Whether or not the Portfolio invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of the Portfolio’s investments.

Additional Market Disruption: Russia’s invasion of Ukraine in February, 2022, the resulting responses by the United States and other countries, and the potential for wider conflict, have increased and may continue to increase volatility and uncertainty in financial markets worldwide. The United States and other countries have imposed broad-ranging economic sanctions on Russia and Russian entities and individuals, and may impose additional sanctions, including on other countries that provide military or economic support to Russia. These sanctions, among other things, restrict companies from doing business with Russia and Russian issuers, and may adversely affect companies with economic or financial exposure to Russia and Russian issuers. The extent and duration of Russia’s military actions and the repercussions of such actions are not known. The invasion may widen beyond Ukraine and may escalate, including through retaliatory actions and cyberattacks by Russia and even other countries. These events may result in further and significant market disruptions and may adversely affect regional and global economies including those of Europe and the United States. Certain industries and markets, such as those involving oil, natural gas and other commodities, as well as global supply chains, may be particularly adversely affected. Whether or not the Portfolio invests in securities of issuers located in Russia, Ukraine and adjacent countries or with significant exposure to issuers in these countries, these events could negatively affect the value and liquidity of the Portfolio’s investments.

Asset class allocation risk: The Portfolio’s investment performance is significantly impacted by the Portfolio’s asset class allocation and reallocation from time to time. The sub-adviser’s decisions whether and when to tactically overweight or underweight asset classes, create and apply formulas for de-risking or ending de-risking and select a mix of underlying Portfolios may not produce the desired results. These actions may be unsuccessful in maximizing return and/or avoiding investment losses. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class is incorrect. The Portfolio’s balance between equity and debt securities limits its potential for capital appreciation relative to an all-stock fund and contributes to greater volatility relative to an all-bond fund.

Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The value of equity securities fluctuates based on real or perceived changes in a company’s financial condition, factors affecting a particular industry or industries, and overall market, economic and political conditions. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.

LIBOR risk: Many financial instruments, financings or other transactions to which the Portfolio may be a party use or may use a floating rate based on the London Interbank Offered Rate (“LIBOR”). The UK Financial Conduct Authority and LIBOR’s administrator announced that the use of LIBOR will be phased out; most LIBOR rates are no longer published as of the end of 2021 and a majority of U.S.dollar LIBOR rates will no longer be published after June 30, 2023. It is possible that a subset of LIBOR rates may be published after these dates on a “synthetic” basis, but any such publications would be considered non-representative of the underlying market. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Portfolio, issuers of instruments in which the Portfolio invests, and financial markets generally. As such, the potential effect of a transition away from LIBOR on the Portfolio or the Portfolio’s investments cannot yet be determined.

8. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TAM has entered into a sub-advisory agreement with Aegon USA Investment Management, LLC (“AUIM”), an affiliate of TAM. AUIM provides day-to-day portfolio management services to the Portfolio, subject to the supervision of TAM. TAM is responsible for compensating the sub-adviser for its services.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, AUIM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee, CCO and deferred compensation fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints	Rate
First $ 500 million	0.61%
Over $500 million up to $1 billion	0.59
Over $1 billion up to $1.5 billion	0.56
Over $1.5 billion up to $2 billion	0.55
Over $2 billion up to $5 billion	0.52
Over $5 billion	0.50

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net assets. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.75%	May 1, 2023
Service Class	1.00	May 1, 2023

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2022 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/ or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2022, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2023. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Technology Holdings, Inc (“SS&C”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C related to applicable sub-transfer agency services. For the period ended June 30, 2022, (i) the expenses paid to SS&C by the Portfolio are referred to as Transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C by the Portfolio are referred to as Transfer agent costs within the Statement of Assets and Liabilities.

Deferred compensation plan: Effective September 23, 2021, the Board has approved the termination of the deferred compensation plan. Payments will be made to applicable current and former Board members consistent with Section 409A of the Code. Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2022, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2022.

9. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2022, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 225,472,043	$ 57,254,110	$ 332,864,095	$ 76,173,435

10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)

As of June 30, 2022, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 1,580,966,387	$ 217,377,196	$(93,872,313)	$123,504,883

11. NEW ACCOUNTING PRONOUNCEMENT

In January 2021, the Financial Accounting Standards Board issued Accounting Standards Update No. 2021-01 (“ASU 2021-01”), “Reference Rate Reform (Topic 848)”. ASU 2021-01 is an update of ASU 2020-04, which is in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The ASU 2021-01 update clarifies that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. The amendments in this update are effective immediately through December 31, 2022, for all entities. Management does not expect ASU 2021-01 to have a material impact on the financial statements.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Multi-Managed Balanced VP

MANAGEMENT AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 15-16, 2022, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Multi-Managed Balanced VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreements (each a “Sub-Advisory Agreement,” collectively the “Sub-Advisory Agreements” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and each of Aegon USA Investment Management, LLC (“AUIM”) and J.P. Morgan Investment Management, Inc. (“J.P. Morgan”) (each a “Sub-Adviser” and collectively the “Sub-Advisers”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and each Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2023.

Prior to reaching their decision, the Trustees requested and received from TAM and each Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and each Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and each Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative fee, expense, and performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or any Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and each Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and each Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of each Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for each Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Multi-Managed Balanced VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2021. Based on these considerations, the Board determined that TAM and each Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe but below its primary benchmark for the past 1-, 3-, 5- and 10-year periods. The Board noted that J.P. Morgan had commenced sub-advising the equity sleeve of the Portfolio on March 22, 2011 pursuant to its current equity investment strategies. The Board noted that AUIM had commenced sub-advising the fixed-income sleeve of the Portfolio on May 1, 2014 pursuant to its current fixed-income investment strategies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Advisers for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fees and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was in line with the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the median for its peer group and in line with the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Advisers under the Management Agreement and each Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Multi-Managed Balanced VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to J.P. Morgan, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and J.P. Morgan, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, for J.P. Morgan, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio. With respect to AUIM, the Board noted that information about AUIM’s revenues and expenses was incorporated into the profitability analysis for TAM and its affiliates with respect to the Portfolio. As a result, the Board focused on profitability information for TAM and its affiliates and AUIM in the aggregate.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or a Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered each Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that each Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fees paid to the Sub-Advisers in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Advisers from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Advisers from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio and that TAM believes the use of soft dollars by J.P. Morgan is generally appropriate and in the best interests of the Portfolio. The Board also noted that J.P. Morgan participates in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and the contract holders, thus limiting the amount of soft dollar arrangements J.P. Morgan may engage in with respect to the Portfolio’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Advisers. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and each Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Tactical – Balanced VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2022, and held for the entire six-month period until June 30, 2022.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period (B)	Ending Account Value June 30, 2022	Expenses Paid During Period (B)	Net Annualized Expense Ratio
Initial Class	$1,000.00	$832.70	$3.95	$1,020.50	$4.36	0.87%
Service Class	1,000.00	831.10	5.08	1,019.20	5.61	1.12

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2022

(unaudited)

Asset Allocation	Percentage of Net Assets
Repurchase Agreements	29.3%
Short-Term U.S. Government Obligations	24.0
Corporate Debt Securities	19.2
U.S. Government Obligations	12.5
Other Investment Company	8.9
U.S. Government Agency Obligations	8.4
Asset-Backed Securities	6.0
Mortgage-Backed Securities	3.7
Foreign Government Obligations	1.6
Over-the-Counter Options Purchased	0.9
Municipal Government Obligations	0.5
Loan Assignments	0.3
Net Other Assets (Liabilities) ^	(15.3)
Total	100.0%

Portfolio Characteristics	Years
Average Maturity §	5.88
Duration †	3.90

Current and future portfolio holdings are subject to change and risk.

^

The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

§	Average Maturity is computed by weighting the maturity of each security in the Portfolio by the market value of the security, then averaging these weighted figures.

†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS

At June 30, 2022

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 6.0%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 2004-R3, Class M1, 1-Month LIBOR + 0.78%, 2.40% (A), 05/25/2034	$115,163	$113,984
AMMC CLO 16 Ltd. Series 2015-16A, Class AR2, 3-Month LIBOR + 0.98%, 2.02% (A), 04/14/2029 (B)	303,612	300,600
AMMC CLO XII Ltd. Series 2013-12A, Class AR2, 3-Month LIBOR + 0.95%, 2.35% (A), 11/10/2030 (B)	1,800,000	1,764,059
Anchorage Capital CLO 6 Ltd. Series 2015-6A, Class ARR, 3-Month LIBOR + 1.05%, 2.09% (A), 07/15/2030 (B)	300,000	295,374
Apidos CLO XXVII Series 2017-27A, Class A1R, 3-Month LIBOR + 0.93%, 1.97% (A), 07/17/2030 (B)	600,000	589,933
Arbor Realty Commercial Real Estate Notes Ltd.
Series 2021-FL2, Class A,
1-Month LIBOR + 1.10%, 2.42% (A), 05/15/2036 (B)	500,000	486,100
Series 2022-FL1, Class A,
1-Month SOFR + 1.45%, 2.23% (A), 01/15/2037 (B)	600,000	584,970
ARES L CLO Ltd. Series 2018-50A, Class AR, 3-Month LIBOR + 1.05%, 2.09% (A), 01/15/2032 (B)	700,000	682,899
Barings CLO Ltd. Series 2013-IA, Class AR, 3-Month LIBOR + 0.80%, 1.86% (A), 01/20/2028 (B)	150,722	148,789
Birch Grove CLO Ltd. Series 19A, Class AR, 3-Month LIBOR + 1.13%, 2.96% (A), 06/15/2031 (B)	1,200,000	1,170,347
Carlyle Global Market Strategies CLO Ltd. Series 2013-1A, Class A1RR, 3-Month LIBOR + 0.95%, 2.36% (A), 08/14/2030 (B)	600,000	588,730
CIFC Funding Ltd. Series 2017-4A, Class A1R, 3-Month LIBOR + 0.95%, 2.13% (A), 10/24/2030 (B)	900,000	882,974
Elevation CLO Ltd. Series 2017-8A, Class A1R2, 3-Month LIBOR + 0.95%, 2.13% (A), 10/25/2030 (B)	350,000	342,304
Encore Credit Receivables Trust Series 2005-1, Class M1, 1-Month LIBOR + 0.66%, 2.28% (A), 07/25/2035	24,910	25,583

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Fremont Home Loan Trust Series 2005-1, Class M5, 1-Month LIBOR + 1.07%, 2.69% (A), 06/25/2035	$ 320,355	$ 310,061
Gallatin CLO IX Ltd. Series 2018-1A, Class A, 3-Month LIBOR + 1.05%, 2.15% (A), 01/21/2028 (B)	280,582	278,197
HERA Commercial Mortgage Ltd. Series 2021-FL1, Class A, 1-Month LIBOR + 1.05%, 2.66% (A), 02/18/2038 (B)	800,000	770,430
JPMorgan Mortgage Acquisition Trust Series 2007-CH5, Class A5, 1-Month LIBOR + 0.26%, 1.88% (A), 06/25/2037	277,618	276,368
KKR CLO 9 Ltd. Series 9, Class AR2, 3-Month LIBOR + 0.95%, 1.99% (A), 07/15/2030 (B)	300,000	293,978
LCM XIII LP Series 13A, Class AR3, 3-Month LIBOR + 0.87%, 1.91% (A), 07/19/2027 (B)	686,228	675,917
LCM XV LP Series 15A, Class AR2, 3-Month LIBOR + 1.00%, 2.06% (A), 07/20/2030 (B)	400,000	392,999
LCM XXV Ltd. Series 25A, Class AR, 3-Month SOFR + 1.10%, 1.95% (A), 07/20/2030 (B)	800,000	775,199
LFT CRE Ltd. Series 2021-FL1, Class A, 1-Month LIBOR + 1.17%, 2.49% (A), 06/15/2039 (B)	600,000	580,988
LoanCore Issuer Ltd.
Series 2019-CRE2, Class A,
1-Month LIBOR + 1.13%, 2.45% (A), 05/15/2036 (B)	54,071	53,370
Series 2022-CRE7, Class A,
1-Month SOFR + 1.55%, 2.33% (A), 01/17/2037 (B)	700,000	681,880
Magnetite XVIII Ltd. Series 2016-18A, Class AR2, 3-Month LIBOR + 0.88%, 2.29% (A), 11/15/2028 (B)	197,196	193,962
Man GLG Euro CLO Series 6A, Class AR, 3-Month EURIBOR + 0.81%, 0.81% (A), 10/15/2032 (B)	EUR 500,000	509,089
Marble Point CLO X Ltd. Series 2017-1A, Class AR, 3-Month LIBOR + 1.04%, 2.08% (A), 10/15/2030 (B)	$400,000	392,188
MASTR Asset-Backed Securities Trust Series 2004-WMC3, Class M1, 1-Month LIBOR + 0.83%, 2.45% (A), 10/25/2034	255,291	248,383

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
MidOcean Credit CLO II Series 2013-2A, Class ARR, 3-Month LIBOR + 1.03%, 2.27% (A), 01/29/2030 (B)	$ 282,201	$ 277,725
MidOcean Credit CLO VIII Series 2018-8A, Class A1R, 3-Month LIBOR + 1.05%, 2.53% (A), 02/20/2031 (B)	300,000	294,031
Northstar Education Finance, Inc. Series 2012-1, Class A, 1-Month LIBOR + 0.70%, 2.32% (A), 12/26/2031 (B)	12,806	12,675
OZLM XVI Ltd. Series 2017-16A, Class A1R, 3-Month LIBOR + 1.03%, 2.44% (A), 05/16/2030 (B)	400,000	393,342
Palmer Square Loan Funding Ltd. Series 2021-3A, Class A1, 3-Month LIBOR + 0.80%, 1.86% (A), 07/20/2029 (B)	749,903	739,407
PHEAA Student Loan Trust Series 2016-2A, Class A, 1-Month LIBOR + 0.95%, 2.57% (A), 11/25/2065 (B)	274,780	267,445
RAMP Trust Series 2005-RS6, Class M4, 1-Month LIBOR + 0.98%, 2.60% (A), 06/25/2035	224,318	223,260
RASC Trust Series 2007-KS2, Class AI4, 1-Month LIBOR + 0.22%, 1.84% (A), 02/25/2037	277,122	259,229
Romark CLO Ltd. Series 2017-1A, Class A1R, 3-Month LIBOR + 1.03%, 2.21% (A), 10/23/2030 (B)	600,000	588,536
Saxon Asset Securities Trust Series 2005-4, Class M2, 1-Month LIBOR + 0.68%, 2.30% (A), 11/25/2037	1,018,870	997,447
SMB Private Education Loan Trust Series 2016-B, Class A2B, 1-Month LIBOR + 1.45%, 2.77% (A), 02/17/2032 (B)	533,446	531,411
Sound Point CLO IX Ltd. Series 2015-2A, Class ARRR, 3-Month LIBOR + 1.21%, 2.27% (A), 07/20/2032 (B)	200,000	193,972
Sound Point CLO XV Ltd. Series 2017-1A, Class ARR, 3-Month LIBOR + 0.90%, 2.08% (A), 01/23/2029 (B)	271,958	267,563
Sound Point CLO XVI Ltd. Series 2017-2A, Class AR, 3-Month LIBOR + 0.98%, 2.16% (A), 07/25/2030 (B)	600,000	588,319
Sound Point CLO XVII Ltd. Series 2017-3A, Class A1R, 3-Month LIBOR + 0.98%, 2.04% (A), 10/20/2030 (B)	800,000	784,036

	Principal	Value
ASSET-BACKED SECURITIES (continued)
STWD Ltd. Series 2022-FL3, Class A, 1-Month SOFR + 1.35%, 2.13% (A), 11/15/2038 (B)	$ 800,000	$ 776,746
Towd Point Mortgage Trust Series 2019-HY2, Class A1, 1-Month LIBOR + 1.00%, 2.62% (A), 05/25/2058 (B)	184,274	182,141
TRTX Issuer Ltd. Series 2022-FL5, Class A, 1-Month SOFR + 1.65%, 2.42% (A), 02/15/2039 (B)	700,000	680,722
Venture XIV CLO Ltd. Series 2013-14A, Class ARR, 3-Month LIBOR + 1.03%, 2.63% (A), 08/28/2029 (B)	1,244,942	1,227,317
Vibrant CLO VI Ltd. Series 2017-6A, Class AR, 3-Month LIBOR + 0.95%, 3.05% (A), 06/20/2029 (B)	522,697	515,395
Vibrant CLO VII Ltd. Series 2017-7A, Class A1R, 3-Month LIBOR + 1.04%, 2.10% (A), 09/15/2030 (B)	300,000	294,344
Voya CLO Ltd. Series 2017-IA, Class A1R, 3-Month LIBOR + 0.95%, 1.99% (A), 04/17/2030 (B)	300,000	294,723
Wellfleet CLO Ltd. Series 2017-1A, Class A1RR, 3-Month LIBOR + 0.89%, 1.95% (A), 04/20/2029 (B)	180,729	178,590

Total Asset-Backed Securities (Cost $25,467,476)		24,978,031

CORPORATE DEBT SECURITIES - 19.2%
Aerospace & Defense - 0.1%
Boeing Co. 3.60%, 05/01/2034	200,000	160,198
Spirit AeroSystems, Inc.
3.85%, 06/15/2026	300,000	256,500
3.95%, 06/15/2023 (C)	200,000	187,500

		604,198

Airlines - 0.7%
Air Canada 3.88%, 08/15/2026 (B)	500,000	422,945
American Airlines Pass-Through Trust
3.00%, 04/15/2030	448,073	406,696
3.25%, 04/15/2030	149,367	124,954
3.50%, 08/15/2033	89,157	74,279
4.00%, 01/15/2027	45,541	41,907
British Airways Pass-Through Trust
3.35%, 12/15/2030 (B)	235,107	205,013
3.80%, 03/20/2033 (B)	303,059	286,791
Spirit Airlines Pass-Through Trust 3.65%, 08/15/2031	156,447	136,844
United Airlines Pass-Through Trust
2.88%, 04/07/2030	685,909	626,419
3.10%, 04/07/2030	685,909	586,629

		2,912,477

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Automobiles - 0.1%
Nissan Motor Co. Ltd. 4.35%, 09/17/2027 (B)	$ 600,000	$ 551,479

Banks - 4.4%
AIB Group PLC 4.75%, 10/12/2023 (B)	700,000	699,994
Banco Santander SA 3.49%, 05/28/2030	200,000	177,335
Bank of Ireland Group PLC 4.50%, 11/25/2023 (B)	700,000	698,319
BNP Paribas SA
Fixed until 01/20/2027, 2.59% (A) 01/20/2028 (B)	200,000	180,147
Fixed until 02/25/2031 (D), 4.63% (A) (B) (C)	400,000	295,199
Citigroup, Inc.
Fixed until 02/18/2026 (D), 3.88% (A)	1,400,000	1,162,000
4.40%, 06/10/2025	1,200,000	1,199,299
HSBC Holdings PLC
Fixed until 07/24/2026, 1.75% (A), 07/24/2027	GBP 600,000	655,808
Fixed until 03/09/2026 (D), 4.00% (A)	$300,000	251,494
Fixed until 12/17/2030 (D), 4.60% (A)	600,000	461,193
ING Groep NV Fixed until 03/28/2025, 3.87% (A), 03/28/2026	700,000	686,059
JPMorgan Chase & Co.
Fixed until 06/01/2028, 2.07% (A), 06/01/2029	1,900,000	1,635,826
Fixed until 04/26/2025, 4.08% (A), 04/26/2026	700,000	690,615
Lloyds Banking Group PLC
4.38%, 03/22/2028	400,000	389,381
4.55%, 08/16/2028	1,400,000	1,370,173
Mitsubishi UFJ Financial Group, Inc.
2.05%, 07/17/2030	700,000	572,248
Fixed until 01/19/2027, 2.34% (A), 01/19/2028	500,000	451,307
Mizuho Financial Group, Inc. Fixed until 05/22/2026, 1.23% (A), 05/22/2027	500,000	437,305
NatWest Group PLC
Fixed until 05/18/2028, 4.89% (A), 05/18/2029	600,000	582,428
Fixed until 09/30/2027, 5.52% (A), 09/30/2028	500,000	504,837
Santander Holdings USA, Inc. 3.45%, 06/02/2025	500,000	481,243
Santander UK Group Holdings PLC Fixed until 03/15/2031, 2.90% (A), 03/15/2032	500,000	415,972
Societe Generale SA 4.68%, 06/15/2027 (B)	800,000	796,130
Stichting AK Rabobank Certificaten 6.50% (E), 12/29/2049 (D) (F)	EUR 735,350	747,150
Sumitomo Mitsui Financial Group, Inc. 2.13%, 07/08/2030 (C)	$1,000,000	824,887
Toronto-Dominion Bank 4.46%, 06/08/2032	700,000	694,276

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Truist Financial Corp. Fixed until 03/01/2030 (D), 5.10% (A)	$ 1,000,000	$ 905,000
Wells Fargo & Co. Fixed until 06/17/2026, 3.20% (A), 06/17/2027	500,000	473,912

		18,439,537

Beverages - 0.2%
Bacardi Ltd.
4.70%, 05/15/2028 (B)	300,000	296,802
5.15%, 05/15/2038 (B)	100,000	95,152
Constellation Brands, Inc. 4.35%, 05/09/2027	600,000	595,759

		987,713

Biotechnology - 0.2%
Amgen, Inc.
4.20%, 02/22/2052	500,000	440,677
4.40%, 05/01/2045	500,000	453,253

		893,930

Building Products - 0.2%
Ferguson Finance PLC 3.25%, 06/02/2030 (B)	800,000	693,996

Capital Markets - 1.5%
Banco BTG Pactual SA 4.50%, 01/10/2025 (B)	600,000	577,500
Brighthouse Holdings LLC 6.50% (E), 07/27/2037 (B) (D)	300,000	270,000
Credit Suisse Group AG 3.75%, 03/26/2025	2,900,000	2,811,450
Deutsche Bank AG
Fixed until 11/19/2029, 1.75% (A), 11/19/2030 (F)	EUR 300,000	258,739
Fixed until 05/28/2031, 3.04% (A), 05/28/2032 (G)	$500,000	396,647
Goldman Sachs Group, Inc. Fixed until 06/15/2026, 4.39% (A), 06/15/2027	200,000	197,572
JAB Holdings BV 2.20%, 11/23/2030 (B)	250,000	197,644
Lazard Group LLC 4.38%, 03/11/2029	100,000	95,625
Moody’s Corp. 5.25%, 07/15/2044	100,000	100,775
Nomura Holdings, Inc. 2.33%, 01/22/2027	600,000	535,254
UBS Group AG 4.13%, 09/24/2025 (B)	800,000	794,689

		6,235,895

Chemicals - 0.2%
Sasol Financing USA LLC 5.88%, 03/27/2024	300,000	293,400
Syngenta Finance NV
4.44%, 04/24/2023 (B)	200,000	201,642
5.18%, 04/24/2028 (B)	400,000	405,548

		900,590

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies - 0.1%
Ashtead Capital, Inc. 4.00%, 05/01/2028 (B)	$ 500,000	$ 452,030

Consumer Finance - 0.1%
Nissan Motor Acceptance Co. LLC 2.00%, 03/09/2026 (B)	300,000	259,850

Containers & Packaging - 0.3%
Amcor Flexibles North America, Inc. 2.63%, 06/19/2030	500,000	410,981
Berry Global, Inc.
1.57%, 01/15/2026	100,000	89,281
4.88%, 07/15/2026 (B)	700,000	668,052

		1,168,314

Diversified Financial Services - 0.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.45%, 04/03/2026	300,000	286,798
Aircastle Ltd.
4.13%, 05/01/2024	200,000	194,489
4.25%, 06/15/2026	200,000	185,241
Aviation Capital Group LLC 5.50%, 12/15/2024 (B)	400,000	397,836
Brookfield Finance, Inc. 3.90%, 01/25/2028	700,000	669,939
DAE Funding LLC
1.55%, 08/01/2024 (B)	300,000	281,248
2.63%, 03/20/2025 (B)	600,000	557,374
Doric Nimrod Air Alpha Pass-Through Trust 5.25%, 05/30/2025 (B)	25,129	24,787
Helios Leasing I LLC 1.56%, 09/28/2024	40,571	39,438
LeasePlan Corp. NV 2.88%, 10/24/2024 (B)	600,000	575,084
PennyMac Financial Services, Inc. 5.38%, 10/15/2025 (B)	400,000	348,717

		3,560,951

Diversified Telecommunication Services - 0.1%
Bell Telephone Co. of Canada / Bell Canada 4.30%, 07/29/2049	300,000	270,277
Level 3 Financing, Inc. 3.88%, 11/15/2029 (B)	200,000	165,165

		435,442

Electric Utilities - 2.4%
Alabama Power Co. 4.15%, 08/15/2044	400,000	354,559
Arizona Public Service Co. 2.65%, 09/15/2050	200,000	128,773
Centrais Eletricas Brasileiras SA 4.63%, 02/04/2030 (B)	500,000	423,650
Duke Energy Carolinas LLC 4.25%, 12/15/2041	400,000	370,369
Duke Energy Progress LLC
3.40%, 04/01/2032	300,000	279,587
4.00%, 04/01/2052	200,000	180,038
ENEL Finance International NV 4.63%, 06/15/2027 (B)	600,000	591,103
Entergy Mississippi LLC 2.85%, 06/01/2028	1,300,000	1,197,685

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
FirstEnergy Corp. 1.60%, 01/15/2026	$ 600,000	$ 523,500
Georgia Power Co.
3.25%, 03/15/2051	100,000	73,943
4.70%, 05/15/2032	600,000	603,216
Liberty Utilities Finance GP 1 2.05%, 09/15/2030 (B)	700,000	575,983
Northern States Power Co. 2.60%, 06/01/2051	100,000	70,761
Pacific Gas & Electric Co.
3.30%, 12/01/2027	100,000	87,451
3.50%, 06/15/2025 (H)	240,000	227,563
3.75%, 08/15/2042	800,000	543,242
4.25%, 08/01/2023 (H)	400,000	397,931
4.25%, 03/15/2046 (C)	600,000	440,594
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 4.38%, 02/05/2050 (B)	600,000	441,000
Southern California Edison Co.
3.90%, 03/15/2043	200,000	161,299
4.00%, 04/01/2047	900,000	734,429
4.05%, 03/15/2042	100,000	82,727
4.65%, 10/01/2043	100,000	91,238
Southwestern Electric Power Co. 6.20%, 03/15/2040	1,000,000	1,075,685
Xcel Energy, Inc. 4.60%, 06/01/2032	300,000	298,352

		9,954,678

Electronic Equipment, Instruments & Components - 0.1%
Flex Ltd. 4.88%, 06/15/2029	300,000	289,440

Equity Real Estate Investment Trusts - 1.3%
Alexandria Real Estate Equities, Inc. 4.50%, 07/30/2029	700,000	683,164
American Tower Corp. 4.00%, 06/01/2025	1,250,000	1,237,579
Essex Portfolio LP 4.00%, 03/01/2029	700,000	669,553
Goodman US Finance Five LLC 4.63%, 05/04/2032 (B)	600,000	590,143
National Retail Properties, Inc. 4.80%, 10/15/2048	700,000	648,954
Omega Healthcare Investors, Inc. 3.25%, 04/15/2033	300,000	227,884
STORE Capital Corp. 2.75%, 11/18/2030	400,000	326,828
UDR, Inc. 3.00%, 08/15/2031	400,000	342,896
VICI Properties LP 4.75%, 02/15/2028	500,000	477,235

		5,204,236

Food & Staples Retailing - 0.0% (I)
CVS Pass-Through Trust 4.16%, 08/11/2036 (B)	74,262	71,186

Food Products - 0.1%
Conagra Brands, Inc. 5.30%, 11/01/2038	200,000	189,864

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products (continued)
Post Holdings, Inc. 4.50%, 09/15/2031 (B)	$ 100,000	$ 81,785

		271,649

Gas Utilities - 0.2%
NiSource, Inc. 5.00%, 06/15/2052	200,000	196,552
Southern California Gas Co. 4.13%, 06/01/2048	900,000	793,088

		989,640

Health Care Providers & Services - 0.8%
AHS Hospital Corp. 5.02%, 07/01/2045	600,000	639,926
Banner Health 1.90%, 01/01/2031	400,000	334,098
CHRISTUS Health 4.34%, 07/01/2028	600,000	603,050
DaVita, Inc. 4.63%, 06/01/2030 (B)	100,000	77,986
Hackensack Meridian Health, Inc. 4.50%, 07/01/2057	300,000	289,992
HCA, Inc. 4.13%, 06/15/2029	200,000	182,694
Nationwide Children’s Hospital, Inc. 4.56%, 11/01/2052	400,000	404,530
Northwell Healthcare, Inc. 3.98%, 11/01/2046	700,000	611,862

		3,144,138

Hotels, Restaurants & Leisure - 0.3%
GLP Capital LP / GLP Financing II, Inc.
4.00%, 01/15/2030	400,000	350,268
5.38%, 04/15/2026	100,000	97,862
Marriott International, Inc. 2.85%, 04/15/2031	300,000	249,442
Sands China Ltd. 3.80%, 01/08/2026	400,000	320,444
Wynn Macau Ltd. 5.13%, 12/15/2029 (B)	200,000	123,908

		1,141,924

Insurance - 0.5%
Fairfax Financial Holdings Ltd. 3.38%, 03/03/2031	200,000	173,315
First American Financial Corp. 4.30%, 02/01/2023	100,000	100,125
GA Global Funding Trust 2.90%, 01/06/2032 (B) (C)	400,000	333,301
Liberty Mutual Group, Inc. 5.50%, 06/15/2052 (B)	500,000	476,912
Pacific Life Insurance Co. Fixed until 10/24/2047, 4.30% (A), 10/24/2067 (B)	1,200,000	1,011,419

		2,095,072

Interactive Media & Services - 0.1%
Tencent Holdings Ltd. 3.98%, 04/11/2029 (B)	300,000	284,775

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Internet & Direct Marketing Retail - 0.1%
Prosus NV 3.26%, 01/19/2027 (B)	$ 400,000	$ 348,103

IT Services - 0.0% (I)
Booz Allen Hamilton, Inc. 3.88%, 09/01/2028 (B)	100,000	88,500

Life Sciences Tools & Services - 0.0% (I)
Illumina, Inc. 2.55%, 03/23/2031	200,000	163,061

Machinery - 0.3%
Weir Group PLC 2.20%, 05/13/2026 (B)	500,000	440,113
Westinghouse Air Brake Technologies Corp. 4.40%, 03/15/2024	1,000,000	1,002,397

		1,442,510

Media - 1.1%
CCO Holdings LLC / CCO Holdings Capital Corp. 4.75%, 03/01/2030 (B)	1,200,000	1,027,291
Charter Communications Operating LLC / Charter Communications Operating Capital
3.85%, 04/01/2061	100,000	66,199
4.20%, 03/15/2028	800,000	753,451
4.40%, 04/01/2033	400,000	357,656
4.80%, 03/01/2050	300,000	239,630
Comcast Corp. 2.94%, 11/01/2056	2,152,000	1,502,343
Discovery Communications LLC 4.00%, 09/15/2055	608,000	428,629
SES SA 3.60%, 04/04/2023 (B) (C)	200,000	197,297

		4,572,496

Metals & Mining - 0.0% (I)
FMG Resources August 2006 Pty Ltd. 4.38%, 04/01/2031 (B)	200,000	162,208

Multi-Utilities - 0.1%
CenterPoint Energy, Inc. Fixed until 09/01/2023 (D), 6.13% (A) (C)	400,000	340,235

Oil, Gas & Consumable Fuels - 1.2%
Aker BP ASA 4.00%, 01/15/2031 (B)	200,000	180,093
Boardwalk Pipelines LP 3.40%, 02/15/2031	600,000	512,762
Energy Transfer LP
4.75%, 01/15/2026	100,000	99,731
5.80%, 06/15/2038	700,000	658,335
7.50%, 07/01/2038	150,000	161,245
Enterprise Products Operating LLC 3.20%, 02/15/2052	560,000	404,962
Flex Intermediate Holdco LLC 4.32%, 12/30/2039 (B)	100,000	77,937
Midwest Connector Capital Co. LLC 3.90%, 04/01/2024 (B)	500,000	491,025
Pertamina Persero PT 4.18%, 01/21/2050 (B)	600,000	469,782
Reliance Industries Ltd. 2.88%, 01/12/2032 (B)	400,000	332,792

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Rockies Express Pipeline LLC 4.80%, 05/15/2030 (B)	$ 700,000	$ 582,750
Targa Resources Corp. 5.20%, 07/01/2027 (J)	400,000	402,300
Targa Resources Partners LP / Targa Resources Partners Finance Corp. 4.00%, 01/15/2032	200,000	171,152
Tennessee Gas Pipeline Co. LLC 7.00%, 10/15/2028	200,000	218,159
Woodside Finance Ltd. 3.65%, 03/05/2025 (B)	40,000	39,334

		4,802,359

Pharmaceuticals - 0.4%
Bayer US Finance II LLC 4.63%, 06/25/2038 (B)	1,600,000	1,452,426
Jazz Securities DAC 4.38%, 01/15/2029 (B)	200,000	177,428

		1,629,854

Road & Rail - 0.1%
Avolon Holdings Funding Ltd.
2.53%, 11/18/2027 (B)	239,000	195,543
2.88%, 02/15/2025 (B)	100,000	92,057
Park Aerospace Holdings Ltd.
4.50%, 03/15/2023 (B)	100,000	99,642
5.50%, 02/15/2024 (B)	84,000	83,375

		470,617

Semiconductors & Semiconductor Equipment - 0.2%
Broadcom, Inc. 3.19%, 11/15/2036 (B)	400,000	305,231
Skyworks Solutions, Inc. 1.80%, 06/01/2026	400,000	355,235

		660,466

Software - 0.3%
Citrix Systems, Inc. 1.25%, 03/01/2026	200,000	193,720
Oracle Corp. 2.95%, 05/15/2025	1,250,000	1,197,580

		1,391,300

Technology Hardware, Storage & Peripherals - 0.3%
Dell International LLC / EMC Corp. 8.10%, 07/15/2036	594,000	695,465
Seagate HDD Cayman 4.13%, 01/15/2031	700,000	572,250

		1,267,715

Trading Companies & Distributors - 0.2%
Fortress Transportation & Infrastructure Investors LLC 6.50%, 10/01/2025 (B)	700,000	658,896

Total Corporate Debt Securities (Cost $89,161,921)		79,541,460

FOREIGN GOVERNMENT OBLIGATIONS - 1.6%
Canada - 0.4%
Province of Quebec 2.50%, 04/20/2026	1,700,000	1,652,667

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Dominican Republic - 0.1%
Dominican Republic International Bond 4.88%, 09/23/2032 (B)	$ 600,000	$ 461,538

Indonesia - 0.1%
Perusahaan Penerbit SBSN Indonesia III 4.40%, 06/06/2027 (B)	600,000	595,500

Japan - 0.6%
Japan Finance Organization for Municipalities 2.13%, 10/25/2023 (B)	2,400,000	2,372,971

Peru - 0.2%
Peru Government International Bond
5.94%, 02/12/2029 (F)	PEN 900,000	214,626
5.94%, 02/12/2029 (B)	400,000	95,389
8.20%, 08/12/2026 (B)	1,200,000	327,758

		637,773

Republic of South Africa - 0.1%
Republic of South Africa Government International Bond 4.85%, 09/30/2029	$ 300,000	255,750

Romania - 0.1%
Romania Government International Bond
2.13%, 03/07/2028 (B)	EUR 400,000	344,331
2.63%, 12/02/2040 (B)	200,000	121,657
3.75%, 02/07/2034 (B)	200,000	157,192

		623,180

Total Foreign Government Obligations (Cost $7,339,614)		6,599,379

LOAN ASSIGNMENTS - 0.3%
Banks - 0.1%
BCPE Empire Holdings, Inc. Term Loan, 1-Month SOFR + 4.63%, 6.25% (A), 06/11/2026	$ 299,250	287,280

Capital Markets - 0.1%
Zephyrus Capital Aviation Partners LLC Term Loan, 4.61%, 10/15/2038 (K) (L) (M)	765,458	665,949

IT Services - 0.1%
Virtusa Corp. 1st Lien Term Loan B, 1-Month LIBOR + 3.75%, 5.42% (A), 02/11/2028	296,250	278,845

Total Loan Assignments (Cost $1,337,247)		1,232,074

MORTGAGE-BACKED SECURITIES - 3.7%
Angel Oak Mortgage Trust Series 2020-4, Class A1, 1.47% (A), 06/25/2065 (B)	152,233	145,491
BAMLL Commercial Mortgage Securities Trust Series 2019-RLJ, Class A, 1-Month LIBOR + 1.05%, 2.37% (A), 04/15/2036 (B)	700,000	685,355

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
BIG Commercial Mortgage Trust Series 2022-BIG, Class A, 1-Month SOFR + 1.34%, 2.62% (A), 02/15/2039 (B)	$ 800,000	$ 775,487
ChaseFlex Trust Series 2007-2, Class A1, 1-Month LIBOR + 0.56%, 2.18% (A), 05/25/2037	298,928	293,354
CHL Mortgage Pass-Through Trust Series 2005-9, Class 1A1, 1-Month LIBOR + 0.60%, 2.22% (A), 05/25/2035	31,599	25,236
COMM Mortgage Trust Series 2018-HOME, Class A, 3.94% (A), 04/10/2033 (B)	700,000	660,637
CSWF Corp. Series 2021-SOP2, Class A, 1-Month LIBOR + 0.97%, 2.29% (A), 06/15/2034 (B)	674,371	653,419
DBUBS Mortgage Trust Series 2017-BRBK, Class A, 3.45%, 10/10/2034 (B)	1,600,000	1,555,590
DROP Mortgage Trust Series 2021-FILE, Class A, 1-Month LIBOR + 1.15%, 2.47% (A), 10/15/2043 (B)	300,000	289,451
Eurosail PLC Series 2006-4X, Class A3C, 3-Month GBP LIBOR + 0.16%, 1.70% (A), 12/10/2044 (F)	GBP 16,246	19,697
Extended Stay America Trust Series 2021-ESH, Class A, 1-Month LIBOR + 1.08%, 2.41% (A), 07/15/2038 (B)	$695,718	678,247
HarborView Mortgage Loan Trust Series 2005-4, Class 3A1, 3.22% (A), 07/19/2035	63,814	48,856
Independence Plaza Trust Series 2018-INDP, Class A, 3.76%, 07/10/2035 (B)	900,000	874,485
La Hipotecaria El Salvadorian Mortgage Trust Series 2016-1A, Class A, 3.36%, 01/15/2046 (B)	828,942	791,108
Merrill Lynch Mortgage Investors Trust Series 2003-B, Class A1, 1-Month LIBOR + 0.68%, 2.30% (A), 04/25/2028	174,998	167,541
Mill City Mortgage Loan Trust Series 2019-GS2, Class A1, 2.75% (A), 08/25/2059 (B)	289,028	280,375
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25, Class A4, 3.37%, 10/15/2048	1,600,000	1,561,135
Morgan Stanley Bank of America Merrill Lynch Trust, Interest Only STRIPS Series 2013-C8, Class XA, 1.02% (A), 12/15/2048	1,153,747	3,338

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
MortgageIT Trust Series 2005-2, Class 1A1, 1-Month LIBOR + 0.52%, 2.14% (A), 05/25/2035	$ 25,495	$ 24,793
Natixis Commercial Mortgage Securities Trust Series 2019-10K, Class A, 3.62%, 05/15/2039 (B)	1,000,000	928,045
New Residential Mortgage Loan Trust
Series 2019-RPL3, Class A1,
2.75% (A), 07/25/2059 (B)	508,451	491,600
Series 2020-RPL1, Class A1,
2.75% (A), 11/25/2059 (B)	284,018	271,616
NYO Commercial Mortgage Trust Series 2021-1290, Class A, 1-Month LIBOR + 1.10%, 2.42% (A), 11/15/2038 (B)	700,000	668,925
Structured Adjustable Rate Mortgage Loan Trust Series 2005-4, Class 6A1, 1-Month LIBOR + 0.24%, 1.86% (A), 03/25/2035	286,214	227,050
Towd Point Mortgage Funding / Granite4 PLC Series 2019-GR4A, Class A1, SONIA + 1.14%, 2.06% (A), 10/20/2051	GBP 980,853	1,190,053
Towd Point Mortgage Trust Series 2019-4, Class A1, 2.90% (A), 10/25/2059 (B)	$201,127	194,911
WaMu Mortgage Pass-Through Certificates Trust Series 2006-AR9, Class 2A, 1-COFI + 1.50%, 1.72% (A), 08/25/2046	497,234	451,494
Worldwide Plaza Trust Series 2017-WWP, Class A, 3.53%, 11/10/2036 (B)	1,500,000	1,397,795

Total Mortgage-Backed Securities (Cost $16,272,747)		15,355,084

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.5%
California - 0.2%
Bay Area Toll Authority, Revenue Bonds, Series S1, 6.92%, 04/01/2040	200,000	245,282
Los Angeles Community College District, General Obligation Unlimited, 6.60%, 08/01/2042	200,000	253,816
State of California, General Obligation Unlimited, 7.35%, 11/01/2039	300,000	390,791

		889,889

New York - 0.1%
New York State Urban Development Corp., Revenue Bonds, 1.83%, 03/15/2029	500,000	436,209

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas - 0.2%
Texas Transportation Commission State Highway Fund, Revenue Bonds, 4.00%, 10/01/2033	$ 600,000	$ 595,467

Total Municipal Government Obligations (Cost $2,140,690)		1,921,565

U.S. GOVERNMENT AGENCY OBLIGATIONS - 8.4%
Federal Home Loan Mortgage Corp. 4.50%, 08/01/2048	502,945	513,663
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates 3.34% (A), 04/25/2028	1,700,000	1,683,107
Federal Home Loan Mortgage Corp. REMIC
1-Month LIBOR + 0.35%, 1.15% (A), 01/15/2038	579,553	576,929
1-Month LIBOR + 0.40%, 1.72% (A), 02/15/2041 - 09/15/2045	509,127	507,173
Federal Home Loan Mortgage Corp. REMIC, Interest Only STRIPS 1.30% (A), 01/15/2038	579,553	32,453
Federal Home Loan Mortgage Corp., Interest Only STRIPS (1.00) * 1-Month LIBOR + 5.89%, 4.57% (A), 09/15/2043	634,718	94,699
Federal National Mortgage Association
3.50%, 06/01/2045	71,934	70,537
4.00%, 09/01/2050	1,773,446	1,771,452
4.50%, 04/01/2028 - 10/01/2041	170,444	175,560
Federal National Mortgage Association REMIC 1-Month LIBOR + 0.55%, 2.17% (A), 02/25/2041	67,472	67,573
Federal National Mortgage Association REMIC, Interest Only STRIPS 3.00%, 03/25/2028	291,188	17,432
Government National Mortgage Association 1-Month LIBOR + 0.80%, 1.60% (A), 05/20/2066 - 06/20/2066	2,412,370	2,402,511
Tagua Leasing LLC 1.58%, 11/16/2024	45,088	44,103
Uniform Mortgage-Backed Security
2.50%, TBA (J)	2,200,000	1,979,569
3.00%, TBA (J)	7,300,000	6,798,553
3.50%, TBA (J)	6,600,000	6,348,619
4.00%, TBA (J)	9,700,000	9,558,668
4.50%, TBA (J)	2,200,000	2,206,102

Total U.S. Government Agency Obligations (Cost $35,176,112)		34,848,703

U.S. GOVERNMENT OBLIGATIONS - 12.5%
U.S. Treasury - 12.5%
U.S. Treasury Bond
1.13%, 05/15/2040 (N)	5,060,000	3,543,384
1.38%, 11/15/2040 (N)	6,550,000	4,744,912
1.75%, 08/15/2041	13,800,000	10,559,695
1.88%, 02/15/2041 - 11/15/2051 (N)	5,010,000	3,938,389
2.00%, 11/15/2041	5,400,000	4,313,250

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Bond (continued)
2.25%, 05/15/2041 (N)	$ 1,300,000	$ 1,090,578
2.25%, 08/15/2049 (N) (O)	420,000	347,485
2.25%, 02/15/2052 (C)	900,000	747,000
2.38%, 02/15/2042 (C)	500,000	426,328
2.88%, 11/15/2046 (N)	1,598,000	1,467,538
2.88%, 05/15/2052	1,000,000	952,344
3.00%, 11/15/2045	70,000	65,483
3.00%, 02/15/2048 - 08/15/2048 (N)	3,420,000	3,249,379
3.13%, 11/15/2041 - 05/15/2048 (N)	5,830,000	5,651,015
4.38%, 05/15/2041 (N)	4,500,000	5,179,570
U.S. Treasury Bond, Principal Only STRIPS Zero Coupon, 05/15/2050 (C)	3,000,000	1,244,767
U.S. Treasury Note 2.63%, 05/31/2027 (C)	4,100,000	4,028,570

Total U.S. Government Obligations (Cost $60,442,868)		51,549,687

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 24.0%
U.S. Cash Management Bill
2.10% (P), 10/25/2022	10,100,000	10,034,813
2.23% (P), 11/01/2022	10,200,000	10,128,478
U.S. Treasury Bill
0.66% (P), 07/19/2022	12,100,000	12,093,579
0.70% (P), 07/05/2022 (C)	3,000,000	2,999,612
0.72% (P), 07/26/2022	9,800,000	9,792,880
0.76% (P), 07/14/2022	4,900,000	4,898,191
0.81% (P), 07/28/2022 (C)	4,000,000	3,997,105
0.87% (P), 07/21/2022	10,700,000	10,694,078
0.90% (P), 07/28/2022	24,800,000	24,782,051
1.08% (P), 08/25/2022	2,900,000	2,893,432
1.09% (P), 08/23/2022	3,300,000	3,292,842
1.14% (P), 09/01/2022	3,200,000	3,191,630
1.17% (P), 08/09/2022 (Q)	600,000	599,169

Total Short-Term U.S. Government Obligations (Cost $99,408,071)		99,397,860

	Shares	Value
OTHER INVESTMENT COMPANY - 8.9%
Securities Lending Collateral - 8.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.54% (P)	37,006,538	37,006,538

Total Other Investment Company (Cost $37,006,538)		37,006,538

	Principal	Value
REPURCHASE AGREEMENTS - 29.3%
Fixed Income Clearing Corp., 0.35% (P), dated 06/30/2022, to be repurchased at $4,810,701 on 07/01/2022. Collateralized by a U.S. Government Obligation, 3.00%, due 06/30/2024, and with a value of $4,906,926.	$4,810,655	4,810,655

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Principal	Value
REPURCHASE AGREEMENTS (continued)

HSBC Bank PLC, 1.53% (P), dated 06/29/2022, to be repurchased at $100,329,839 on 07/06/2022. Collateralized by U.S. Government Obligations, 0.05% - 2.50%, due 05/15/2024 - 02/28/2026, and with a total value of $104,099,418.

	$ 100,300,000	$ 100,300,000
JPMorgan Securities LLC, 1.40% (P), dated 06/30/2022, to be repurchased at $16,100,626 on 07/01/2022. Collateralized by a U.S. Government Obligation, 1.38%, due 11/15/2031, and with a value of $16,480,227.	16,100,000	16,100,000

	Total Repurchase Agreements (Cost $121,210,655)	121,210,655

	Total Investments Excluding Options Purchased (Cost $494,963,940)	473,641,036
	Total Options Purchased - 0.9% (Cost $4,249,708)	3,625,700

	Total Investments (Cost $499,213,647)	477,266,736
	Net Other Assets (Liabilities) - (15.3)%	(63,237,872)

	Net Assets - 100.0%	$414,028,864

OVER-THE-COUNTER OPTIONS PURCHASED:

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Put - S&P 500® Index	MSC	USD	3,125.00	06/16/2023	USD	99,289,580	260	$4,249,708	$3,625,700

OVER-THE-COUNTER CREDIT DEFAULT SWAPTIONS WRITTEN:

Description	Counterparty	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums (Received)	Value
Put - North America Investment Grade Index - Series 37	JPM	Pay	0.95%	08/17/2022	USD	4,200,000	$(50,820)	$(63,977)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS WRITTEN:

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums (Received)	Value
Call - 10-Year	GSB	1-Year USD-SOFR	Receive	2.35%	08/16/2022	USD	2,800,000	$(23,590)	$(8,546)
Put - 10-Year	GSB	1-Year USD-SOFR	Pay	3.05	08/16/2022	USD	2,800,000	(23,590)	(18,325)

Total								$(47,180)	$(26,871)

								Premiums (Received)	Value
TOTAL WRITTEN OPTIONS AND SWAPTIONS								$(98,000)	$(90,848)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS:

Credit Default Swap Agreements on Corporate and Sovereign Issues - Sell Protection (R)
Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2022 (S)	Notional Amount (T)		Value (U)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
AT&T Inc., 3.80%, 02/15/2027	1.00%	Quarterly	12/20/2025	1.11%	USD	300,000	$(832)	$2,848	$(3,680)
AT&T Inc., 3.80%, 02/15/2027	1.00	Quarterly	06/20/2026	1.14	USD	500,000	(2,435)	5,762	(8,197)
Boeing Co., 2.60%, 10/30/2025	1.00	Quarterly	06/20/2027	1.52	USD	400,000	(26,314)	(12,555)	(13,759)
General Electric Co., 2.70%, 10/09/2022	1.00	Quarterly	12/20/2026	1.70	USD	300,000	(8,513)	3,597	(12,110)
General Motors Co., 4.88%, 10/02/2023	5.00	Quarterly	12/20/2026	2.63	USD	300,000	28,224	50,949	(22,725)
Morgan Stanley, 3.75%, 02/25/2023	1.00	Quarterly	12/20/2022	0.57	USD	400,000	934	1,293	(359)

Total							$(8,936)	$51,894	$(60,830)

Credit Default Swap Agreements on Credit Indices - Buy Protection (V)
Reference Obligation	Fixed Rate Payable	Payment Frequency	Maturity Date	Notional Amount (T)		Value (U)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North American Investment Grade Index - Series 38	1.00%	Quarterly	06/20/2027	USD	22,700,000	$4,182	$(211,538)	$215,720

Credit Default Swap Agreements on Credit Indices - Sell Protection (R)
Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (T)		Value (U)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Markit iTraxx® Europe Crossover - Series 17	1.00%	Quarterly	06/20/2027	EUR	300,000	$(2,699)	$600	$(3,299)
MSCI Emerging Markets Index - Series 36	1.00	Quarterly	12/20/2026	USD	900,000	(116,359)	(27,765)	(88,594)
North America High Yield Index - Series 38	5.00	Quarterly	06/20/2027	USD	1,176,000	(33,819)	61,826	(95,645)

Total						$(152,877)	$34,661	$(187,538)

Interest Rate Swap Agreements
Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month CAD-CDOR	Receive	1.22%	Semi-Annually	03/03/2025	CAD	500,000	$(22,571)	$2	$(22,573)
3-Month CAD-CDOR	Receive	1.24	Semi-Annually	03/04/2025	CAD	1,900,000	(85,090)	1,023	(86,113)
3-Month USD-LIBOR	Pay	1.44	Semi-Annually/Quarterly	07/21/2031	USD	2,900,000	353,763	—	353,763
3-Month USD-LIBOR	Pay	1.45	Semi-Annually/Quarterly	07/16/2031	USD	2,400,000	292,652	—	292,652
3-Month USD-LIBOR	Pay	1.47	Semi-Annually/Quarterly	07/15/2031	USD	2,700,000	325,876	—	325,876
3-Month USD-LIBOR	Pay	1.49	Semi-Annually/Quarterly	06/23/2031	USD	1,900,000	233,859	—	233,859
3-Month USD-LIBOR	Pay	2.00	Semi-Annually/Quarterly	12/15/2051	USD	2,000,000	361,020	(63,526)	424,546
6-Month EUR-EURIBOR	Receive	0.25	Semi-Annually/Annually	09/21/2032	EUR	4,700,000	(887,390)	(413,292)	(474,098)
12-Month USD -SOFR	Pay	1.75	Annually	12/15/2051	USD	2,200,000	370,738	(91,118)	461,856

Total							$942,857	$(566,911)	$1,509,768

OVER-THE-COUNTER SWAP AGREEMENTS:

Credit Default Swap Agreements on Corporate and Sovereign Issues - Sell Protection (R)
Reference Obligation	Counterparty	Fixed Rate Receivable	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2022 (S)	Notional Amount (T)		Value (U)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Colombia Government International Bond, 10.38%, 01/28/2033	JPM	1.00%	Quarterly	06/20/2027	2.91%	USD	300,000	$ (24,130)	$ (11,013)	$ (13,117)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

OVER-THE-COUNTER SWAP AGREEMENTS (continued):

Credit Default Swap Agreements on Corporate and Sovereign Issues - Sell Protection (continued) (R)
Reference Obligation	Counterparty	Fixed Rate Receivable	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2022 (S)	Notional Amount (T)		Value (U)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Colombia Government International Bond, 10.38%, 01/28/2033	BNP	1.00%	Quarterly	06/20/2027	2.91%	USD	100,000	$ (8,043)	$ (4,549)	$ (3,494)
Republic of South Africa Government International Bond, 5.88%, 09/16/2025	GSI	1.00	Quarterly	12/20/2026	3.01	USD	600,000	(45,932)	(25,712)	(20,220)

Total								$(78,105)	$(41,274)	$(36,831)

Credit Default Swap Agreements on Credit Indices - Sell Protection (R)
Reference Obligation	Counterparty	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (T)		Value (U)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North America CMBS Basket Index - Series AAA8	GSI	0.50%	Monthly	10/17/2057	USD	3,200,000	$3,798	$(125,442)	$129,240
North America CMBS Basket Index - Series AAA9	GSI	0.50	Monthly	09/17/2058	USD	1,693,684	(791)	(91,921)	91,130

Total							$3,007	$(217,363)	$220,370

Value
OTC Swap Agreements, at value (Assets)	$3,798
OTC Swap Agreements, at value (Liabilities)	$(78,896)

FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Note	56	09/30/2022	$11,798,134	$11,760,875	$—	$(37,259)
5-Year U.S. Treasury Note	22	09/30/2022	2,480,185	2,469,500	—	(10,685)
10-Year U.S. Treasury Note	153	09/21/2022	18,189,949	18,135,281	—	(54,668)
30-Year U.S. Treasury Bond	116	09/21/2022	16,197,571	16,080,500	—	(117,071)
E-Mini Russell 2000® Index	244	09/16/2022	21,746,228	20,837,600	—	(908,628)
Euro-BTP Italy Government Bond	29	09/08/2022	3,828,516	3,741,685	—	(86,831)
MSCI EAFE Index	447	09/16/2022	41,793,628	41,495,010	—	(298,618)
S&P 500® E-Mini Index	402	09/16/2022	78,458,857	76,168,950	—	(2,289,907)

Total					$—	$(3,803,667)

Short Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Ultra Note	(55)	09/21/2022	$(7,056,697)	$(7,005,625)	$51,072	$—
Euro OAT	(35)	09/08/2022	(5,234,884)	(5,081,038)	153,846	—
German Euro Bund	(52)	09/08/2022	(8,328,991)	(8,107,528)	221,463	—
U.S. Treasury Ultra Bond	(1)	09/21/2022	(157,659)	(154,344)	3,315	—

Total					$429,696	$—

Total Futures Contracts					$429,696	$(3,803,667)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BNP	07/01/2022	USD	4,180	MXN	84,000	$3	$—
BNP	07/01/2022	MXN	84,000	USD	4,016	161	—
BNP	07/05/2022	USD	1,519,318	GBP	1,206,000	51,177	—
BNP	07/05/2022	EUR	2,815,000	USD	2,962,865	—	(11,965)
BNP	08/02/2022	USD	2,465,698	EUR	2,340,000	8,105	—
BNP	08/02/2022	USD	1,465,330	GBP	1,206,000	—	(3,589)
BNP	09/15/2022	MXN	84,000	USD	4,118	—	—
BOA	07/01/2022	DKK	780,226	USD	110,969	—	(1,033)
BOA	08/01/2022	USD	110,969	DKK	778,643	1,025	—
BOA	09/06/2022	USD	1,525,484	PEN	5,892,641	—	(2,555)
CITI	07/05/2022	USD	5,811	BRL	28,230	425	—
CITI	07/05/2022	BRL	28,230	USD	5,389	—	(4)
DUB	07/01/2022	USD	44,044	DKK	298,018	2,052	—
GSB	07/05/2022	USD	5,389	BRL	28,230	3	—
GSB	07/05/2022	BRL	28,230	USD	5,430	—	(44)
GSB	07/14/2022	PEN	1,459,621	USD	389,606	—	(8,963)
GSB	08/02/2022	USD	5,388	BRL	28,230	48	—
HSBC	07/01/2022	USD	13,478	DKK	90,000	797	—
HSBC	07/05/2022	USD	2,902,666	EUR	2,695,000	77,560	—
HSBC	08/02/2022	USD	57,395	EUR	55,000	—	(369)
MSC	07/01/2022	USD	87,562	DKK	590,135	4,410	—
MSC	07/01/2022	DKK	154,053	USD	21,895	—	(189)
MSC	08/01/2022	USD	21,895	DKK	153,741	187	—
SCB	07/27/2022	PEN	939,648	USD	248,223	—	(3,536)

Total						$145,953	$(32,247)

INVESTMENT VALUATION:

Valuation Inputs (W)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (X)	Value
ASSETS
Investments
Asset-Backed Securities	$—	$24,978,031	$—	$24,978,031
Corporate Debt Securities	—	79,541,460	—	79,541,460
Foreign Government Obligations	—	6,599,379	—	6,599,379
Loan Assignments	—	566,125	665,949	1,232,074
Mortgage-Backed Securities	—	15,355,084	—	15,355,084
Municipal Government Obligations	—	1,921,565	—	1,921,565
U.S. Government Agency Obligations	—	34,848,703	—	34,848,703
U.S. Government Obligations	—	51,549,687	—	51,549,687
Short-Term U.S. Government Obligations	—	99,397,860	—	99,397,860
Other Investment Company	37,006,538	—	—	37,006,538
Repurchase Agreements	—	121,210,655	—	121,210,655
Over-the-Counter Options Purchased	3,625,700	—	—	3,625,700

Total Investments	$40,632,238	$435,968,549	$665,949	$477,266,736

Other Financial Instruments
Centrally Cleared Credit Default Swap Agreements	$—	$33,340	$—	$33,340
Centrally Cleared Interest Rate Swap Agreements	—	1,937,908	—	1,937,908
Over-the-Counter Credit Default Swap Agreements	—	3,798	—	3,798
Futures Contracts (Y)	429,696	—	—	429,696
Forward Foreign Currency Contracts (Y)	—	145,953	—	145,953

Total Other Financial Instruments	$429,696	$2,120,999	$—	$2,550,695

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

INVESTMENT VALUATION (continued):

Valuation Inputs (continued) (W)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (X)	Value
LIABILITIES
Other Financial Instruments
Over-the-Counter Credit Default Swaptions Written	$—	$(63,977)	$—	$(63,977)
Over-the-Counter Interest Rate Swaptions Written	—	(26,871)	—	(26,871)
Centrally Cleared Credit Default Swap Agreements	—	(190,971)	—	(190,971)
Centrally Cleared Interest Rate Swap Agreements	—	(995,051)	—	(995,051)
Over-the-Counter Credit Default Swap Agreements	—	(78,896)	—	(78,896)
Futures Contracts (Y)	(3,803,667)	—	—	(3,803,667)
Forward Foreign Currency Contracts (Y)	—	(32,247)	—	(32,247)

Total Other Financial Instruments	$(3,803,667)	$(1,388,013)	$—	$(5,191,680)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2022, the total value of 144A securities is $62,326,696, representing 15.1% of the Portfolio’s net assets.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $39,376,389, collateralized by cash collateral of $37,006,538 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $3,187,965. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Perpetual maturity. The date displayed is the next call date.
(E)	Step bonds. Coupon rates change in increments to maturity. The rates disclosed are as of June 30, 2022; the maturity dates disclosed are the ultimate maturity dates.
(F)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At June 30, 2022, the total value of Regulation S securities is $1,240,212, representing 0.3% of the Portfolio’s net assets.
(G)	Restricted security. At June 30, 2022, the value of such security held by the Portfolio is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Corporate Debt Securities	Deutsche Bank AG 3.04%, 05/28/2032	05/25/2021 - 06/21/2021	$503,936	$396,647	0.1%

(H)	Securities in default; partial receipt of interest payments and/or dividends declared at last payment date. At June 30, 2022, the total value of such securities is $625,494, representing 0.2% of the Portfolio’s net assets.
(I)	Percentage rounds to less than 0.1% or (0.1)%.
(J)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after June 30, 2022. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(K)	Security is Level 3 of the fair value hierarchy.
(L)	Fair valued as determined in good faith in accordance with procedures established by the Board. At June 30, 2022, the value of the security is $665,949, representing 0.2% of the Portfolio’s net assets.
(M)	Fixed rate loan commitment at June 30, 2022.
(N)	Securities are subject to sale-buyback transactions. The average amount of sale-buybacks outstanding during the period ended June 30, 2022 was $0 at a weighted average interest rate of 0.00%.
(O)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security is $347,484.
(P)	Rates disclosed reflect the yields at June 30, 2022.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(Q)	All or a portion of the security has been segregated by the custodian as collateral for open TBA commitment transactions. The value of the security is $270,625.
(R)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(S)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(T)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(U)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(V)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (b) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(W)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2022. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(X)	Level 3 securities were not considered significant to the Portfolio.
(Y)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

BRL	Brazilian Real
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
MXN	Mexican Peso
PEN	Peruvian Sol
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
DUB	Deutsche Bank AG
GSB	Goldman Sachs Bank
GSI	Goldman Sachs International
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
MSC	Morgan Stanley & Co.
SCB	Standard Chartered Bank

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

PORTFOLIO ABBREVIATIONS:

BTP	Buoni del Tesoro Poliennali (Italian Treasury Bonds)
CDOR	Canadian Dollar Offered Rate
CMBS	Commercial Mortgage-Backed Securities
EAFE	Europe, Australasia and Far East
EURIBOR	Euro Interbank Offer Rate
LIBOR	London Interbank Offered Rate
OAT	Obligations Assimilables du Tresor (Treasury Obligations)
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Tactical – Balanced VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2022

(unaudited)

Assets:
Investments, at value (cost $378,002,992) (including securities loaned of $39,376,389)	$356,056,081
Repurchase agreement, at value (cost $121,210,655)	121,210,655
Cash collateral pledged at broker for:
Centrally cleared swap agreements	1,474,000
Futures contracts	8,212,000
OTC swap agreements, at value	3,798
Foreign currency, at value (cost $386,145)	366,693
Receivables and other assets:
Investments sold	1,269,500
When-issued, delayed-delivery, forward and TBA commitments sold	33,396,507
Net income from securities lending	4,735
Shares of beneficial interest sold	69
Interest	1,328,860
Variation margin receivable on centrally cleared swap agreements	89,593
Unrealized appreciation on forward foreign currency contracts	145,953
Prepaid expenses	1,803

Total assets	523,560,247

Liabilities:
Cash collateral received upon return of:
Securities on loan	37,006,538
Written options and swaptions, at value (premium received $98,000)	90,848
OTC swap agreements, at value	78,896
Payables and other liabilities:
Investments purchased	10,126,329
When-issued, delayed-delivery, forward and TBA commitments purchased	60,914,518
Shares of beneficial interest redeemed	49,075
Due to custodian	26,000
Investment management fees	278,298
Distribution and service fees	85,211
Transfer agent costs	1,128
Trustees, CCO and deferred compensation fees	6,949
Audit and tax fees	23,738
Custody fees	19,877
Legal fees	4,436
Printing and shareholder reports fees	101,889
Other accrued expenses	10,198
Variation margin payable on futures contracts	675,208
Unrealized depreciation on forward foreign currency contracts	32,247

Total liabilities	109,531,383

Net assets	$414,028,864

Net assets consist of:
Capital stock ($0.01 par value)	$412,293
Additional paid-in capital	455,401,782
Total distributable earnings (accumulated losses)	(41,785,211)

Net assets	$414,028,864

Net assets by class:
Initial Class	$5,359,094
Service Class	408,669,770

Shares outstanding:
Initial Class	523,009
Service Class	40,706,241

Net asset value and offering price per share:
Initial Class	$10.25
Service Class	10.04

STATEMENT OF OPERATIONS

For the period ended June 30, 2022

(unaudited)

Investment Income:
Interest income	$3,729,533
Net income from securities lending	17,386

Total investment income	3,746,919

Expenses:
Investment management fees	1,857,728
Distribution and service fees:
Service Class	569,324
Transfer agent costs	2,734
Trustees, CCO and deferred compensation fees	8,320
Audit and tax fees	24,353
Custody fees	45,650
Legal fees	14,748
Printing and shareholder reports fees	30,795
Other	20,924

Total expenses	2,574,576

Net investment income (loss)	1,172,343

Net realized gain (loss) on:
Investments	(422,832)
Written options and swaptions	38,737
Swap agreements	(529,797)
Futures contracts	(50,843,428)
Forward foreign currency contracts	257,434
Foreign currency transactions	(68,971)
TBA commitments	(17,744)

Net realized gain (loss)	(51,586,601)

Net change in unrealized appreciation (depreciation) on:
Investments	(29,471,635)
Written options and swaptions	(8,190)
Swap agreements	1,649,072
Futures contracts	(9,068,212)
Forward foreign currency contracts	64,760
Translation of assets and liabilities denominated in foreign currencies	(39,572)

Net change in unrealized appreciation (depreciation)	(36,873,777)

Net realized and change in unrealized gain (loss)	(88,460,378)

Net increase (decrease) in net assets resulting from operations	$(87,288,035)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Tactical – Balanced VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2022 (unaudited)	December 31, 2021
From operations:
Net investment income (loss)	$1,172,343	$2,012,327
Net realized gain (loss)	(51,586,601)	52,634,819
Net change in unrealized appreciation (depreciation)	(36,873,777)	(20,208,716)

Net increase (decrease) in net assets resulting from operations	(87,288,035)	34,438,430

Dividends and/or distributions to shareholders:
Initial Class	—	(493,953)
Service Class	—	(41,522,906)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(42,016,859)

Capital share transactions:
Proceeds from shares sold:
Initial Class	108,171	419,004
Service Class	870,948	3,504,765

	979,119	3,923,769

Dividends and/or distributions reinvested:
Initial Class	—	493,953
Service Class	—	41,522,906

	—	42,016,859

Cost of shares redeemed:
Initial Class	(264,176)	(533,257)
Service Class	(31,422,206)	(85,479,139)

	(31,686,382)	(86,012,396)

Net increase (decrease) in net assets resulting from capital share transactions	(30,707,263)	(40,071,768)

Net increase (decrease) in net assets	(117,995,298)	(47,650,197)

Net assets:
Beginning of period/year	532,024,162	579,674,359

End of period/year	$414,028,864	$532,024,162

Capital share transactions - shares:
Shares issued:
Initial Class	9,786	33,431
Service Class	78,175	285,434

	87,961	318,865

Shares reinvested:
Initial Class	—	40,257
Service Class	—	3,445,884

	—	3,486,141

Shares redeemed:
Initial Class	(24,075)	(42,772)
Service Class	(2,865,653)	(6,950,744)

	(2,889,728)	(6,993,516)

Net increase (decrease) in shares outstanding:
Initial Class	(14,289)	30,916
Service Class	(2,787,478)	(3,219,426)

	(2,801,767)	(3,188,510)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Tactical – Balanced VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2022 (unaudited)		December 31, 2021		December 31, 2020		December 31, 2019		December 31, 2018		December 31, 2017
Net asset value, beginning of period/year	$12.31		$12.46		$12.62		$10.57		$12.67		$11.91

Investment operations:
Net investment income (loss) (A)	0.04		0.08		0.03		0.23		0.23		0.16
Net realized and unrealized gain (loss)	(2.10)		0.74		1.07		1.87		(0.98)		1.28

Total investment operations	(2.06)		0.82		1.10		2.10		(0.75)		1.44

Dividends and/or distributions to shareholders:
Net investment income	—		—		(0.45)		(0.05)		(0.43)		(0.07)
Net realized gains	—		(0.97)		(0.81)		—		(0.92)		(0.61)

Total dividends and/or distributions to shareholders	—		(0.97)		(1.26)		(0.05)		(1.35)		(0.68)

Net asset value, end of period/year	$10.25		$12.31		$12.46		$12.62		$10.57		$12.67

Total return	(16.73	)%(B)	6.62%		9.18%		19.90%		(6.75)%		12.42%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$5,359		$6,616		$6,311		$6,386		$5,850		$6,772
Expenses to average net assets	0.87	%(C)	0.86%		0.86%		0.91%		0.92%		0.93%
Net investment income (loss) to average net assets	0.76	%(C)	0.60%		0.25%		1.96%		1.88%		1.31%
Portfolio turnover rate	16	%(B)	38	%(D)	59	%(D)	50	%(D)	50	%(D)	50	%(D)

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	Excludes sale-buyback transactions.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2022 (unaudited)		December 31, 2021		December 31, 2020		December 31, 2019		December 31, 2018		December 31, 2017
Net asset value, beginning of period/year	$12.08		$12.27		$12.45		$10.42		$12.51		$11.76

Investment operations:
Net investment income (loss) (A)	0.03		0.04		(0.00	) (B)	0.20		0.19		0.13
Net realized and unrealized gain (loss)	(2.07)		0.74		1.05		1.85		(0.96)		1.27

Total investment operations	(2.04)		0.78		1.05		2.05		(0.77)		1.40

Dividends and/or distributions to shareholders:
Net investment income	—		—		(0.42)		(0.02)		(0.40)		(0.04)
Net realized gains	—		(0.97)		(0.81)		—		(0.92)		(0.61)

Total dividends and/or distributions to shareholders	—		(0.97)		(1.23)		(0.02)		(1.32)		(0.65)

Net asset value, end of period/year	$10.04		$12.08		$12.27		$12.45		$10.42		$12.51

Total return	(16.89	)%(C)	6.39%		8.86%		19.68%		(6.94)%		12.04%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$408,670		$525,408		$573,363		$583,749		$549,444		$669,140
Expenses to average net assets	1.12	%(D)	1.11%		1.11%		1.16%		1.17%		1.18%
Net investment income (loss) to average net assets	0.51	%(D)	0.36%		(0.00	)% (E)	1.71%		1.63%		1.06%
Portfolio turnover rate	16	%(C)	38	%(F)	59	%(F)	50	%(F)	50	%(F)	50	%(F)

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Not annualized.
(D)	Annualized.
(E)	Rounds to less than 0.01% or (0.01)%.
(F)	Excludes sale-buyback transactions.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Tactical – Balanced VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2022

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica PIMCO Tactical – Balanced VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Tactical – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

1. ORGANIZATION (continued)

period ended June 30, 2022, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Cash overdraft: The Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the Federal Funds Rate.

Payables, if any, are reflected as Due to custodian within the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts are reflected in Custody fees within the Statement of Operations. Expenses, if any, from foreign cash overdrafts are reflected in Other expenses within the Statement of Operations.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2022 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Tactical – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

3. INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data,

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Tactical – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

3. INVESTMENT VALUATION (continued)

periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. SECURITIES AND OTHER INVESTMENTS

Loan participations and assignments: The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers, either in the form of participations at the time the loan is originated (“Participations”) or buying an interest in the loan in the secondary market from a financial institution or institutional investor (“Assignments”). Participations and Assignments in commercial loans may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Portfolio to supply additional cash to the borrowers on demand. Loan Participations and Assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Portfolio assumes the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Tactical – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

4. SECURITIES AND OTHER INVESTMENTS (continued)

The Portfolio, based on its ability to invest in Loan Participations and Assignments, may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. The Portfolio that participates in such syndications, or that can buy a portion of the loans, become part lenders. Loans are often administered by agent banks acting as agents for all holders.

The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless the Portfolio has direct recourse against the corporate borrowers under the terms of the loans or other indebtedness, the Portfolio may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.

The Portfolio held no unfunded loan participations at June 30, 2022. Open funded loan participations and assignments at June 30, 2022, if any, are included within the Schedule of Investments.

Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2022, if any, are identified within the Schedule of Investments.

Restricted securities: The Portfolio may invest in unregulated restricted securities. Restricted securities are subject to legal or contractual restrictions on resale. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933.

Restricted securities held at June 30, 2022, if any, are identified within the Schedule of Investments.

Treasury inflation-protected securities (“TIPS”): The Portfolio may invest in TIPS, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds and notes. For bonds and notes that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

TIPS held at June 30, 2022, if any, are included within the Schedule of Investments. The adjustments, if any, to principal due to inflation/deflation are reflected as increases/decreases to Interest income within the Statement of Operations, with a corresponding adjustment to Investments, at cost within the Statement of Assets and Liabilities.

When-issued, delayed-delivery, forward, and to be announced (“TBA”) commitment transactions: The Portfolio may purchase or sell securities on a when-issued, delayed-delivery, forward and TBA commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio engages in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolio engages in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Delayed-delivery transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Tactical – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

4. SECURITIES AND OTHER INVESTMENTS (continued)

rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolio if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolio is delayed or prevented from completing the transaction. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolio sells a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses on the security.

TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of a Portfolio’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities. TBA collateral requirements are typically calculated by netting the mark-to-market amount for each transaction and comparing that amount to the value of the collateral currently pledged by a Portfolio and the counterparty. Cash collateral that has been pledged to cover the obligations of a Portfolio and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as Cash collateral pledged at broker for TBA commitments or Cash collateral at broker for TBA commitments, respectively. Non-cash collateral pledged by a Portfolio, if any, is disclosed within the Schedule of Investments. Typically, a Portfolio is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted. To the extent amounts due to a Portfolio are not fully collateralized, contractually or otherwise, a Portfolio bears the risk of loss from counterparty non-performance.

When-issued, delayed-delivery, forward and TBA commitment transactions held at June 30, 2022, if any, are identified within the Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, forward and TBA commitments purchased or sold within the Statement of Assets and Liabilities.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2022, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2022.

Repurchase agreements at June 30, 2022, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Tactical – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Sale-buyback: The Portfolio may enter into sale-buyback financing transactions. The Portfolio accounts for sale-buyback financing transactions as borrowing transactions and realize gains and losses on these transactions at the end of the roll period. Sale-buyback financing transactions involve sales by the Portfolio of securities and simultaneously contracts to repurchase the same or substantially similar securities at an agreed upon price and date.

The Portfolio forgoes principal and interest paid during the roll period on the securities sold in a sale-buyback financing transaction. The Portfolio is compensated by the difference between the current sales price and the price for the future purchase (often referred to as the “price drop”), as well as by any interest earned on the proceeds of the securities sold. Sale-buyback financing transactions may be renewed with a new sale and a repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract. Sale-buyback financing transactions expose the Portfolio to risks such as, the buyer under the agreement may file for bankruptcy, become insolvent, or otherwise default on its obligations to the Portfolio, the market value of the securities the Portfolio is obligated to repurchase under the agreement may decline below the repurchase price. The Portfolio’s obligations under a sale-buyback typically would be offset by liquid assets equal in value to the amount of the Portfolio’s forward commitment to repurchase the subject security. Sale-buyback financing transactions accounted for as borrowing transactions are excluded from the Portfolio’s portfolio turnover rates. The Portfolio recognizes price drop fee income on a straight line basis over the period of the roll. For the period ended June 30, 2022, the Portfolio earned price drop fee income of $0. The price drop fee income is included in Interest income within the Statement of Operations.

The outstanding payable for securities to be repurchased, if any, is included in Payable for sale-buyback financing transactions within the Statement of Assets and Liabilities. The interest expense is included within Interest income on the Statement of Operations. In periods of increased demand of the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio, and is included in Interest income on the Statement of Operations.

Open sale-buyback financing transactions at June 30, 2022, if any, are identified within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust – Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2022, if any, are shown on a gross basis within the Schedule of Investments.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2022.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Corporate Debt Securities	$6,517,427	$—	$—	$—	$6,517,427
U.S. Government Obligations	30,489,111	—	—	—	30,489,111
Total Securities Lending Transactions	$37,006,538	$—	$—	$—	$37,006,538
Total Borrowings	$37,006,538	$—	$—	$—	$37,006,538

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Tactical – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Option contracts: The Portfolio is subject to equity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio may enter into option contracts to manage exposure to various market fluctuations. The Portfolio may purchase or write call and put options on securities and derivative instruments in which the Portfolio owns or may invest. Options are valued at the average of the bid and ask price established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms. Options can be traded through an exchange or through privately negotiated arrangements with a dealer in an OTC transaction. Options traded on an exchange are generally cleared through a clearinghouse such as the Options Clearing Corp.

Options on exchange-traded funds and/or securities: The Portfolio may purchase or write options on ETFs and/or securities. Purchasing or writing options on ETFs and/or securities gives the Portfolio the right, but not the obligation to buy or sell a specified ETF and/or security as an underlying instrument for the option contract.

Options on indices: The Portfolio may purchase or write options on indices. Purchasing or writing an option on indices gives the Portfolio the right, but not the obligation to buy or sell the cash from the underlying index. The exercise of the option will result in a cash transfer and gain or loss depends on the change in the underlying index.

Options on futures: The Portfolio may purchase or write options on futures. Purchasing or writing options on futures gives the Portfolio the right, but not obligation to buy or sell a position on a futures contract at the specified option exercise price at any time during the period of the option.

Interest rate-capped options: The Portfolio may purchase or write interest rate-capped options. Purchasing or writing interest rate-capped options gives the Portfolio the right, but not the obligation to buy or sell an option which applies a cap to protect the Portfolio from floating rate risk above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in interest rate-linked products.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Tactical – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Interest rate swaptions: The Portfolio may purchase or write interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specific date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Portfolio pays premiums, which are included within the Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying instrument to determine the realized gain or loss.

Written options: Writing call options tends to decrease exposure to the underlying instrument. Writing put options tends to increase exposure to the underlying instrument. When the Portfolio writes a covered call or put option, the premium received is recorded as a liability within the Statement of Assets and Liabilities and is subsequently marked-to-market to reflect the current market value of the option written. Premiums received from written options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying instrument to determine the realized gain or loss. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

Open option contracts at June 30, 2022, if any, are included within the Schedule of Investments. The value of purchased option contracts, as applicable, is shown in Investments, at value within the Statement of Assets and Liabilities. The value of written option contracts, as applicable, is shown in Written options and swaptions, at value within the Statement of Assets and Liabilities.

Swap agreements: Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies, or market-linked returns at specified, future intervals. Swap agreements can be executed in a bilateral privately negotiated arrangement with a dealer in an OTC transaction or executed on a regular market. Certain swaps regardless of the venue of execution are required to be cleared through a clearinghouse (“centrally cleared swap agreements”). Centrally cleared swap agreements listed or traded on a multilateral platform, are valued at the daily settlement price determined by the corresponding exchange. For centrally cleared credit default swap agreements the clearing exchange requires all members to provide applicable levels across complete term levels. Centrally cleared interest rate swap agreements are valued using a pricing model that references the underlying rates including but not limited to the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to calculate the daily settlement price. The Portfolio may enter into credit default, cross-currency, interest rate, total return, including contracts for difference (“CFD”), and other forms of swap agreements to manage exposure to credit, currency, interest rate, and commodity risks. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Centrally cleared swap agreements are marked-to-market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available and the change in value, if any, is recorded as Variation margin receivable (payable) on centrally cleared swap agreements within the Statement of Assets and Liabilities.

For OTC swap agreements, payments received or made at the beginning of the measurement period are reflected in OTC swap agreements, at value within the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Additionally, these upfront payments as well as any periodic payments received or paid by the Portfolio, including any liquidation payment received or made at the termination of the swap are recorded as part of Net realized gain (loss) on swap agreements within the Statement of Operations.

Credit default swap agreements: The Portfolio is subject to credit risk in the normal course of pursuing its investment objective. The Portfolio enters into credit default swap agreements to manage its exposure to the market or certain sectors of the market to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. Credit default swap agreements involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy (buy protection).

Under a credit default swap agreement, one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs (sell protection). The Portfolio’s maximum risk

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Tactical – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

of loss from counterparty risk, either as the protection seller or as the protection buyer, is the notional amount of the contract. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty, and by the posting of collateral.

The Portfolio sells credit default swap agreements, which exposes it to risk of loss from credit risk related events specified in the contracts. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. If a defined credit event had occurred during the period, the swap agreements’ credit-risk-related contingent features would have been triggered, and the Portfolio would have been required to pay the notional amounts for the credit default swap agreements with a sell protection less the value of the contracts’ related reference obligations.

Interest rate swap agreements: The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objective. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk, the Portfolio enters into interest rate swap agreements. Under an interest rate swap agreement, two parties will exchange cash flows based on a notional principal amount. A Portfolio with interest rate agreements can elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. The risks of interest rate swap agreements include changes in market conditions which will affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparties over the contracts’ remaining lives, to the extent that amount is positive. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty, and by the posting of collateral.

Open centrally cleared swap agreements and open OTC swap agreements at June 30, 2022, if any, are listed within the Schedule of Investments.

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2022, if any, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.

Forward foreign currency contracts: The Portfolio is subject to foreign exchange rate risk exposure in the normal course of pursuing its investment objective. The Portfolio may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked-to-market daily, with the change in value recorded as an unrealized gain or loss and is shown in Unrealized appreciation (depreciation) on forward foreign currency contracts within the Statement of Assets and Liabilities. When the contracts are settled, a realized gain or loss is incurred and is shown in Net realized gain (loss) on forward foreign currency contracts within the Statement of Operations. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Forward foreign currency contracts are traded in the OTC inter-bank currency dealer market.

Open forward foreign currency contracts at June 30, 2022, if any, are listed within the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Tactical – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2022.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions:
Investments, at value (A)	$—	$—	$3,625,700	$—	$—	$3,625,700
Centrally cleared swaps:
Total distributable earnings (accumulated losses) (A) (B)	1,937,908	—	—	33,340	—	1,971,248
OTC swaps:
OTC swap agreements, at value	—	—	—	3,798	—	3,798
Futures contracts:
Total distributable earnings (accumulated losses) (A) (C)	429,696	—	—	—	—	429,696
Forward foreign currency contracts:
Unrealized appreciation on forward foreign currency contracts	—	145,953	—	—	—	145,953
Total	$2,367,604	$145,953	$3,625,700	$37,138	$—	$6,176,395

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Written options and swaptions:
Written options and swaptions, at value (A)	$(26,871)	$—	$—	$(63,977)	$—	$(90,848)
Centrally cleared swaps:
Total distributable earnings (accumulated losses) (A) (B)	(995,051)	—	—	(190,971)	—	(1,186,022)
OTC swaps:
OTC swap agreements, at value	—	—	—	(78,896)	—	(78,896)
Futures contracts:
Total distributable earnings (accumulated losses) (A) (C)	(306,514)	—	(3,497,153)	—	—	(3,803,667)
Forward foreign currency contracts:
Unrealized depreciation on forward foreign currency contracts	—	(32,247)	—	—	—	(32,247)
Total	$(1,328,436)	$(32,247)	$(3,497,153)	$(333,844)	$—	$(5,191,680)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Included within Value of centrally cleared swap agreements as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(C)	Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Tactical – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the location and the effect of derivative investments, if any, within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2022.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (A)	$—	$—	$4,185,454	$—	$—	$4,185,454
Written options and swaptions	38,737	—	—	—	—	38,737
Swap agreements	(462,487)	—	—	(67,310)	—	(529,797)
Futures contracts	(3,130,088)	—	(47,713,340)	—	—	(50,843,428)
Forward foreign currency contracts	—	257,434	—	—	—	257,434
Total	$(3,553,838)	$257,434	$(43,527,886)	$(67,310)	$—	$(46,891,600)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (B)	$—	$—	$1,568,232	$—	$—	$1,568,232
Written options and swaptions	20,309	—	—	(28,499)	—	(8,190)
Swap agreements	1,787,383	—	—	(138,311)	—	1,649,072
Futures contracts	(350,457)	—	(8,717,755)	—	—	(9,068,212)
Forward foreign currency contracts	—	64,760	—	—	—	64,760
Total	$1,457,235	$64,760	$(7,149,523)	$(166,810)	$—	$(5,794,338)

(A)	Included within Net realized gain (loss) on Investments in the Statement of Operations.
(B)	Included within Net change in unrealized appreciation (depreciation) on Investments in the Statement of Operations.

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2022.

Options:
Average value of option contracts purchased	$6,383,341
Average value of option contracts written	(24,872)
Average notional value of swaption contracts written	(1,600,000)
Credit default swaps:
Average notional value – buy protection	6,485,714
Average notional value – sell protection	14,055,732
Interest rate swaps:
Average notional value – pays fixed rate	14,100,000
Average notional value – receives fixed rate	6,988,602
Futures contracts:
Average notional value of contracts – long	272,227,697
Average notional value of contracts – short	(20,539,081)
Forward foreign currency exchange contracts:
Average contract amounts purchased – in USD	2,323,150
Average contract amounts sold – in USD	9,877,936

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar master agreements (collectively, “Master Agreements”) with its contract counterparties for certain OTC derivatives in order to, among other things, reduce credit risk to counterparties.

ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain OTC derivative financial instruments payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty.

Various Master Agreements govern the terms of certain transactions with counterparties and typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Tactical – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Portfolio exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Portfolio’s net liability may be delayed or denied.

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to pledge collateral on derivatives to a counterparty if the Portfolio is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Portfolio to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Portfolio from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments.

Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.

To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. Additionally, to the extent the Portfolio has delivered collateral to a counterparty, the Portfolio bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.

The following is a summary of the Portfolio OTC derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement and net of the related collateral received/pledged by the Portfolio as of June 30, 2022. For financial reporting purposes, the Portfolio does not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Statement of Assets and Liabilities. See the Repurchase agreement section within the notes for offsetting and collateral information pertaining to repurchase agreements that are subject to master netting agreements.

	Gross Amounts of Assets Presented within Statement of Assets and Liabilities (A)	Gross Amounts Not Offset within Statement of Assets and Liabilities		Net Receivable	Gross Amounts of Liabilities Presented within Statement of Assets and Liabilities (A)	Gross Amounts Not Offset within Statement of Assets and Liabilities		Net Payable
Counterparty		Financial Instruments	Collateral Received (B)			Financial Instruments	Collateral Pledged (B)
	Assets				Liabilities
Bank of America, N.A.	$1,025	$(1,025)	$—	$—	$3,588	$(1,025)	$—	$2,563
BNP Paribas	59,446	(23,597)	—	35,849	23,597	(23,597)	—	—
Citibank, N.A.	425	(4)	—	421	4	(4)	—	—
Deutsche Bank AG	2,052	—	—	2,052	—	—	—	—
Goldman Sachs Bank	51	(51)	—	—	35,878	(51)	—	35,827
Goldman Sachs International	3,798	(3,798)	—	—	46,723	(3,798)	—	42,925
HSBC Bank USA	78,357	(369)	—	77,988	369	(369)	—	—
JPMorgan Chase Bank, N.A.	—	—	—	—	88,107	—	—	88,107
Morgan Stanley & Co., Inc.	3,630,297	(189)	—	3,630,108	189	(189)	—	—
Standard Chartered Bank	—	—	—	—	3,536	—	—	3,536
Other Derivatives (C)	2,400,944	—	—	2,400,944	4,989,689	—	—	4,989,689

Total	$6,176,395	$(29,033)	$—	$6,147,362	$5,191,680	$(29,033)	$—	$5,162,647

(A)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset within the Statement of Assets and Liabilities.
(B)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(C)	Other Derivatives, which includes future contracts, exchange-traded options, exchange-traded swap agreements and occasionally forward positions, that are not subject to a master netting arrangement or another similar arrangement. The amount presented is intended to permit reconciliation to the amount presented within the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Tactical – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

7. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities and other assets may go up or down, sometimes sharply and unpredictably, due to general market conditions, overall economic trends or events, inflation, changes in interest rates, government actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by wars, tariffs, trade disputes or other factors, political developments, investor sentiment, the global and domestic effects of a pandemic or other health emergency, and other factors that may or may not be related to the issuer of the security or other asset. The market prices of securities and other assets also may go down due to events or conditions that affect particular sectors, industries, issuers, or geographies. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets. If the value of the Portfolio’s securities and assets fall, the value of your investment will go down. The Portfolio may experience a substantial or complete loss on any individual security or asset.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, the imposition of economic sanctions, public health events (such as the spread of infectious disease), wars, terrorism, cybersecurity events, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. In the past decade, financial markets throughout the world have experienced increased volatility and decreased liquidity. These conditions may continue or worsen. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down. Securities markets may also be susceptible to market manipulation or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or adversely affect the value of securities traded in these markets, including the Portfolio’s securities.

The pandemic of the novel coronavirus respiratory disease designated COVID-19 has resulted in economic downturns throughout the world, severe losses, particularly to some sectors of the economy and individual issuers, and reduced liquidity of many instruments. There also have been significant disruptions to business operations, including business closures; strained healthcare systems; disruptions to supply chains and employee availability; large fluctuations in consumer demand; and widespread uncertainty regarding the duration and long-term effects of the pandemic. Economic downturns may be prolonged, and political and social instability, continued volatility and decreased liquidity in the securities markets may result. Developing or emerging market countries may be more impacted by the pandemic.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. These and other government intervention into the economy and financial markets may not work as intended. In addition, government actions to mitigate the economic impact of the pandemic have resulted in large expansion of government deficits and debt, the long-term consequences of which are not known. Rates of inflation have recently risen, which could adversely affect economies and markets. The pandemic could continue to adversely affect the value and liquidity of the Portfolio’s investments.

Europe: A number of countries in Europe have experienced severe economic and financial difficulties; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen or spread within or outside Europe. Responses to the financial problems by European governments, central banks and others may not work, may result in conflicts and social unrest and may limit future growth and economic recovery or have other unintended consequences. In January, 2020, through “Brexit,” the United Kingdom withdrew from the European Union. The ramifications of Brexit are unknown, and the implications of possible political, regulatory, economic, and market outcomes could be significant. The United Kingdom has one of the largest economies in Europe and is a major trading partner with European Union countries and the United States. Brexit may create additional and substantial economic stresses for the United Kingdom, including a contraction of the United Kingdom’s economy, decreased trade, capital outflows, devaluation of the British pound, and a decrease in business and consumer spending and investment. The negative impact on not only the United Kingdom and European Union economies but also the broader global economy could be significant. A number of countries in Europe have suffered terror attacks, and additional attacks may occur in the future. Europe has also been struggling with mass migration from the Middle East, Eastern Europe and Africa. The ultimate effects of these events and other socio-political or geopolitical issues could profoundly affect global economies and markets. Whether or not the Portfolio invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of the Portfolio’s investments.

Additional Market Disruption: Russia’s invasion of Ukraine in February, 2022, the resulting responses by the United States and other countries, and the potential for wider conflict, have increased and may continue to increase volatility and uncertainty in financial markets

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Tactical – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

7. RISK FACTORS (continued)

worldwide. The United States and other countries have imposed broad-ranging economic sanctions on Russia and Russian entities and individuals, and may impose additional sanctions, including on other countries that provide military or economic support to Russia. These sanctions, among other things, restrict companies from doing business with Russia and Russian issuers, and may adversely affect companies with economic or financial exposure to Russia and Russian issuers. The extent and duration of Russia’s military actions and the repercussions of such actions are not known. The invasion may widen beyond Ukraine and may escalate, including through retaliatory actions and cyberattacks by Russia and even other countries. These events may result in further and significant market disruptions and may adversely affect regional and global economies including those of Europe and the United States. Certain industries and markets, such as those involving oil, natural gas and other commodities, as well as global supply chains, may be particularly adversely affected. Whether or not the Portfolio invests in securities of issuers located in Russia, Ukraine and adjacent countries or with significant exposure to issuers in these countries, these events could negatively affect the value and liquidity of the Portfolio’s investments.

Asset class allocation risk: The Portfolio’s investment performance is significantly impacted by the Portfolio’s asset class allocation and reallocation from time to time. The sub-adviser’s decisions whether and when to tactically overweight or underweight asset classes, create and apply formulas for de-risking or ending de-risking and select a mix of underlying Portfolios may not produce the desired results. These actions may be unsuccessful in maximizing return and/or avoiding investment losses. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class is incorrect. The Portfolio’s balance between equity and debt securities limits its potential for capital appreciation relative to an all-stock fund and contributes to greater volatility relative to an all-bond fund.

Model and data risk: If quantitative models, algorithms or calculations (whether proprietary and developed by the sub-adviser or supplied by third parties) (“Models”) or information or data supplied by third parties (“Data”) prove to be incorrect or incomplete, any decisions made, in whole or part, in reliance thereon expose the Portfolio to additional risks. Models can be predictive in nature. The use of predictive Models has inherent risks. The success of relying on or otherwise using Models depends on a number of factors, including the validity, accuracy and completeness of the Model’s development, implementation and maintenance, the Model’s assumptions, factors, algorithms and methodologies, and the accuracy and reliability of the supplied historical or other Data. Models rely on, among other things, correct and complete Data inputs. If incorrect Data is entered into even a well-founded Model, the resulting information will be incorrect. However, even if Data is input correctly, Model prices may differ substantially from market prices, especially for securities with complex characteristics. Investments selected with the use of Models may perform differently than expected as a result of the design of the Model, inputs into the Model or other factors. There also can be no assurance that the use of Models will result in effective investment decisions for the Portfolio.

LIBOR risk: Many financial instruments, financings or other transactions to which the Portfolio may be a party use or may use a floating rate based on the London Interbank Offered Rate (“LIBOR”). The UK Financial Conduct Authority and LIBOR’s administrator announced that the use of LIBOR will be phased out; most LIBOR rates are no longer published as of the end of 2021 and a majority of U.S.dollar LIBOR rates will no longer be published after June 30, 2023. It is possible that a subset of LIBOR rates may be published after these dates on a “synthetic” basis, but any such publications would be considered non-representative of the underlying market. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Portfolio, issuers of instruments in which the Portfolio invests, and financial markets generally. As such, the potential effect of a transition away from LIBOR on the Portfolio or the Portfolio’s investments cannot yet be determined.

8. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Tactical – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee, CCO and deferred compensation fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints	Rate
First $250 million	0.81%
Over $250 million up to $750 million	0.80
Over $750 million up to $1.5 billion	0.79
Over $1.5 billion	0.76

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net assets. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.91%	May 1, 2023
Service Class	1.16	May 1, 2023

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2022 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2022, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2023. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Tactical – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Technology Holdings, Inc (“SS&C”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C related to applicable sub-transfer agency services. For the period ended June 30, 2022, (i) the expenses paid to SS&C by the Portfolio are referred to as Transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C by the Portfolio are referred to as Transfer agent costs within the Statement of Assets and Liabilities.

Deferred compensation plan: Effective September 23, 2021, the Board has approved the termination of the deferred compensation plan. Payments will be made to applicable current and former Board members consistent with Section 409A of the Code. Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2022, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2022.

9. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2022, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$27,233,189	$8,515,494	$48,724,770	$10,431,815

10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2022, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$499,213,647	$4,442,982	$(27,982,347)	$(23,539,365)

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Tactical – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

11. NEW ACCOUNTING PRONOUNCEMENT

In January 2021, the Financial Accounting Standards Board issued Accounting Standards Update No. 2021-01 (“ASU 2021-01”), “Reference Rate Reform (Topic 848)”. ASU 2021-01 is an update of ASU 2020-04, which is in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The ASU 2021-01 update clarifies that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. The amendments in this update are effective immediately through December 31, 2022, for all entities. Management does not expect ASU 2021-01 to have a material impact on the financial statements.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Tactical – Balanced VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 15-16, 2022, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica PIMCO Tactical – Balanced VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Pacific Investment Management Company LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2023.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative fee, expense, and performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Tactical – Balanced VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2021. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was below the median for its peer universe and below its composite benchmark, each for the past 1-, 3-, 5- and 10-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on September 17, 2012 pursuant to its current investment objective and investment strategies. The Trustees also noted recent changes in the portfolio management team at the Sub-Adviser. The Trustees noted that TAM intends to monitor and report to the Board on the portfolio manager transition and performance going forward.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was in line with the median for its peer group and below the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were in line with the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Tactical – Balanced VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Tactical – Conservative VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2022, and held for the entire six-month period until June 30, 2022.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period (B)	Ending Account Value June 30, 2022	Expenses Paid During Period (B)	Net Annualized Expense Ratio
Initial Class	$1,000.00	$850.50	$4.04	$1,020.40	$4.41	0.88%
Service Class	1,000.00	849.30	5.18	1,019.20	5.66	1.13

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2022

(unaudited)

Asset Allocation	Percentage of Net Assets
Repurchase Agreements	25.6%
Corporate Debt Securities	23.8
U.S. Government Obligations	16.3
Short-Term U.S. Government Obligations	15.3
U.S. Government Agency Obligations	11.8
Asset-Backed Securities	7.8
Other Investment Company	4.2
Mortgage-Backed Securities	4.2
Foreign Government Obligations	1.8
Municipal Government Obligations	0.8
Over-the-Counter Options Purchased	0.5
Loan Assignments	0.3
U.S. Government Agency Obligation Sold Short	(2.3)
Net Other Assets (Liabilities) ^	(10.1)
Total	100.0%

Portfolio Characteristics	Years
Average Maturity §	7.86
Duration †	5.10

Current and future portfolio holdings are subject to change and risk.

^

The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

§	Average Maturity is computed by weighting the maturity of each security in the Portfolio by the market value of the security, then averaging these weighted figures.

†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS

At June 30, 2022

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 7.8%
AMMC CLO 16 Ltd. Series 2015-16A, Class AR2, 3-Month LIBOR + 0.98%, 2.02% (A), 04/14/2029 (B)	$182,167	$180,360
AMMC CLO XII Ltd. Series 2013-12A, Class AR2, 3-Month LIBOR + 0.95%, 2.35% (A), 11/10/2030 (B)	1,100,000	1,078,036
Anchorage Capital CLO 6 Ltd. Series 2015-6A, Class ARR, 3-Month LIBOR + 1.05%, 2.09% (A), 07/15/2030 (B)	200,000	196,916
Arbor Realty Commercial Real Estate Notes Ltd.
Series 2021-FL2, Class A,
1-Month LIBOR + 1.10%, 2.42% (A), 05/15/2036 (B)	300,000	291,660
Series 2022-FL1, Class A,
1-Month SOFR + 1.45%, 2.23% (A), 01/15/2037 (B)	400,000	389,980
Ares XL CLO Ltd. Series 2016-40A, Class A1RR, 3-Month LIBOR + 0.87%, 1.91% (A), 01/15/2029 (B)	358,849	353,362
Barings CLO Ltd. Series 2013-IA, Class AR, 3-Month LIBOR + 0.80%, 1.86% (A), 01/20/2028 (B)	75,361	74,395
Bear Stearns Asset-Backed Securities Trust Series 2005-SD1, Class 2M2, 1-Month LIBOR + 1.20%, 2.82% (A), 01/25/2045	84,008	84,118
Birch Grove CLO Ltd. Series 19A, Class AR, 3-Month LIBOR + 1.13%, 2.96% (A), 06/15/2031 (B)	700,000	682,702
Carlyle Global Market Strategies CLO Ltd. Series 2015-4A, Class A1R, 3-Month LIBOR + 1.34%, 2.40% (A), 07/20/2032 (B)	300,000	292,223
CIFC Funding Ltd. Series 2017-4A, Class A1R, 3-Month LIBOR + 0.95%, 2.13% (A), 10/24/2030 (B)	600,000	588,649
Elevation CLO Ltd. Series 2017-8A, Class A1R2, 3-Month LIBOR + 0.95%, 2.13% (A), 10/25/2030 (B)	300,000	293,404
Encore Credit Receivables Trust Series 2005-1, Class M1, 1-Month LIBOR + 0.66%, 2.28% (A), 07/25/2035	16,607	17,055
FORT CRE Issuer LLC Series 2022-FL3, Class A, 1-Month SOFR + 1.85%, 2.75% (A), 02/23/2039 (B)	400,000	389,277
Fremont Home Loan Trust Series 2005-1, Class M5, 1-Month LIBOR + 1.07%, 2.69% (A), 06/25/2035	240,266	232,546

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Gallatin CLO IX Ltd. Series 2018-1A, Class A, 3-Month LIBOR + 1.05%, 2.15% (A), 01/21/2028 (B)	$ 168,349	$ 166,918
HERA Commercial Mortgage Ltd. Series 2021-FL1, Class A, 1-Month LIBOR + 1.05%, 2.66% (A), 02/18/2038 (B)	400,000	385,215
JPMorgan Mortgage Acquisition Trust Series 2007-CH5, Class A5, 1-Month LIBOR + 0.26%, 1.88% (A), 06/25/2037	176,666	175,871
KKR CLO 9 Ltd. Series 9, Class AR2, 3-Month LIBOR + 0.95%, 1.99% (A), 07/15/2030 (B)	250,000	244,982
LCM XIII LP Series 13A, Class AR3, 3-Month LIBOR + 0.87%, 1.91% (A), 07/19/2027 (B)	257,335	253,469
LCM XV LP Series 15A, Class AR2, 3-Month LIBOR + 1.00%, 2.06% (A), 07/20/2030 (B)	300,000	294,749
LCM XXV Ltd. Series 25A, Class AR, 3-Month SOFR + 1.10%, 1.95% (A), 07/20/2030 (B)	500,000	484,499
LFT CRE Ltd. Series 2021-FL1, Class A, 1-Month LIBOR + 1.17%, 2.49% (A), 06/15/2039 (B)	400,000	387,325
LoanCore Issuer Ltd.
Series 2019-CRE2, Class A,
1-Month LIBOR + 1.13%, 2.45% (A), 05/15/2036 (B)	38,622	38,121
Series 2022-CRE7, Class A,
1-Month SOFR + 1.55%, 2.33% (A), 01/17/2037 (B)	500,000	487,057
Madison Park Funding XXX Ltd. Series 2018-30A, Class A, 3-Month LIBOR + 0.75%, 1.79% (A), 04/15/2029 (B)	485,988	477,108
Marble Point CLO X Ltd. Series 2017-1A, Class AR, 3-Month LIBOR + 1.04%, 2.08% (A), 10/15/2030 (B)	300,000	294,141
MASTR Asset-Backed Securities Trust Series 2004-WMC3, Class M1, 1-Month LIBOR + 0.83%, 2.45% (A), 10/25/2034	182,351	177,416
Merrill Lynch Mortgage Investors Trust Series 2004-WMC5, Class M1, 1-Month LIBOR + 0.93%, 2.55% (A), 07/25/2035	127,965	123,801
MidOcean Credit CLO II Series 2013-2A, Class ARR, 3-Month LIBOR + 1.03%, 2.27% (A), 01/29/2030 (B)	235,167	231,437

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Northstar Education Finance, Inc. Series 2012-1, Class A, 1-Month LIBOR + 0.70%, 2.32% (A), 12/26/2031 (B)	$ 8,537	$ 8,450
OZLM XVI Ltd. Series 2017-16A, Class A1R, 3-Month LIBOR + 1.03%, 2.44% (A), 05/16/2030 (B)	300,000	295,007
Palmer Square Loan Funding Ltd. Series 2021-3A, Class A1, 3-Month LIBOR + 0.80%, 1.86% (A), 07/20/2029 (B)	499,935	492,938
PHEAA Student Loan Trust Series 2016-2A, Class A, 1-Month LIBOR + 0.95%, 2.57% (A), 11/25/2065 (B)	171,738	167,153
RAMP Trust Series 2005-RS6, Class M4, 1-Month LIBOR + 0.98%, 2.60% (A), 06/25/2035	140,199	139,538
RASC Trust Series 2007-KS2, Class AI4, 1-Month LIBOR + 0.22%, 1.84% (A), 02/25/2037	184,748	172,819
Romark CLO Ltd. Series 2017-1A, Class A1R, 3-Month LIBOR + 1.03%, 2.21% (A), 10/23/2030 (B)	400,000	392,357
Saxon Asset Securities Trust Series 2005-4, Class M2, 1-Month LIBOR + 0.68%, 2.30% (A), 11/25/2037	648,372	634,739
SMB Private Education Loan Trust Series 2016-B, Class A2B, 1-Month LIBOR + 1.45%, 2.77% (A), 02/17/2032 (B)	280,761	279,690
Sound Point CLO IX Ltd. Series 2015-2A, Class ARRR, 3-Month LIBOR + 1.21%, 2.27% (A), 07/20/2032 (B)	100,000	96,986
Sound Point CLO XVI Ltd. Series 2017-2A, Class AR, 3-Month LIBOR + 0.98%, 2.16% (A), 07/25/2030 (B)	400,000	392,212
Sound Point CLO XVII Ltd. Series 2017-3A, Class A1R, 3-Month LIBOR + 0.98%, 2.04% (A), 10/20/2030 (B)	600,000	588,027
Stratus CLO Ltd. Series 2021-2A, Class A, 3-Month LIBOR + 0.90%, 1.96% (A), 12/28/2029 (B)	477,591	469,901
STWD Ltd. Series 2022-FL3, Class A, 1-Month SOFR + 1.35%, 2.13% (A), 11/15/2038 (B)	400,000	388,373
TCW CLO Ltd. Series 2018-1A, Class A1R, 3-Month LIBOR + 0.97%, 2.15% (A), 04/25/2031 (B)	200,000	195,987

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Towd Point Mortgage Trust Series 2019-HY2, Class A1, 1-Month LIBOR + 1.00%, 2.62% (A), 05/25/2058 (B)	$ 122,849	$ 121,428
TRTX Issuer Ltd. Series 2022-FL5, Class A, 1-Month SOFR + 1.65%, 2.42% (A), 02/15/2039 (B)	500,000	486,230
Venture 38 CLO Ltd. Series 2019-38A, Class A1R, 3-Month LIBOR + 1.16%, 2.45% (A), 07/30/2032 (B)	400,000	388,524
Venture XIV CLO Ltd. Series 2013-14A, Class ARR, 3-Month LIBOR + 1.03%, 2.63% (A), 08/28/2029 (B)	766,118	755,272
Vibrant CLO VI Ltd. Series 2017-6A, Class AR, 3-Month LIBOR + 0.95%, 3.05% (A), 06/20/2029 (B)	399,710	394,126
Vibrant CLO VII Ltd. Series 2017-7A, Class A1R, 3-Month LIBOR + 1.04%, 2.10% (A), 09/15/2030 (B)	250,000	245,287
VMC Finance LLC Series 2022-FL5, Class A, 1-Month SOFR + 1.90%, 2.69% (A), 02/18/2039 (B)	400,000	388,988

Total Asset-Backed Securities (Cost $17,161,292)		16,860,824

CORPORATE DEBT SECURITIES - 23.8%
Aerospace & Defense - 0.2%
Boeing Co. 3.63%, 02/01/2031	300,000	260,784
Spirit AeroSystems, Inc.
3.85%, 06/15/2026	200,000	171,000
3.95%, 06/15/2023 (C)	100,000	93,750

		525,534

Airlines - 0.8%
Air Canada 3.88%, 08/15/2026 (B)	300,000	253,767
American Airlines Pass-Through Trust
3.00%, 04/15/2030	298,715	271,131
3.25%, 04/15/2030	74,683	62,477
3.50%, 08/15/2033	89,157	74,279
4.00%, 01/15/2027	45,541	41,908
British Airways Pass-Through Trust
3.35%, 12/15/2030 (B)	156,738	136,675
3.80%, 03/20/2033 (B)	151,529	143,395
Southwest Airlines Co. Pass-Through Trust 6.65%, 08/01/2022	6,442	6,437
Spirit Airlines Pass-Through Trust 4.10%, 10/01/2029	63,566	60,935
United Airlines Pass-Through Trust
2.88%, 04/07/2030	381,061	348,011
3.10%, 04/07/2030	381,061	325,905

		1,724,920

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Automobiles - 0.2%
Nissan Motor Co. Ltd. 4.35%, 09/17/2027 (B)	$ 400,000	$ 367,653

Banks - 5.3%
AIB Group PLC 4.75%, 10/12/2023 (B)	400,000	399,997
Banco de Credito del Peru SA 4.65%, 09/17/2024 (B)	PEN 1,300,000	311,545
Banco Santander SA 3.49%, 05/28/2030	$200,000	177,335
Bank of Ireland Group PLC 4.50%, 11/25/2023 (B)	400,000	399,039
BNP Paribas SA
Fixed until 01/20/2027, 2.59% (A), 01/20/2028 (B)	200,000	180,147
Fixed until 02/25/2031 (D), 4.63% (A) (B) (C)	200,000	147,600
Citigroup, Inc.
Fixed until 02/18/2026 (D), 3.88% (A)	900,000	747,000
4.40%, 06/10/2025	300,000	299,825
HSBC Holdings PLC
Fixed until 05/24/2026, 1.59% (A), 05/24/2027	300,000	263,800
Fixed until 07/24/2026, 1.75% (A), 07/24/2027	GBP 400,000	437,206
Fixed until 12/17/2030 (D), 4.60% (A)	$300,000	230,596
JPMorgan Chase & Co.
Fixed until 11/19/2030, 1.76% (A), 11/19/2031	1,000,000	792,791
Fixed until 01/25/2032, 2.96% (A), 01/25/2033	500,000	430,401
Fixed until 04/26/2025, 4.08% (A), 04/26/2026	400,000	394,637
Lloyds Banking Group PLC
4.38%, 03/22/2028	200,000	194,691
4.55%, 08/16/2028	1,000,000	978,695
Mitsubishi UFJ Financial Group, Inc.
2.05%, 07/17/2030	500,000	408,749
Fixed until 01/19/2027, 2.34% (A), 01/19/2028	300,000	270,784
NatWest Group PLC
Fixed until 05/18/2028, 4.89% (A), 05/18/2029	400,000	388,285
Fixed until 09/30/2027, 5.52% (A), 09/30/2028	400,000	403,869
Santander Holdings USA, Inc. 3.45%, 06/02/2025	400,000	384,994
Santander UK Group Holdings PLC Fixed until 03/15/2031, 2.90% (A), 03/15/2032	200,000	166,389
Societe Generale SA
Fixed until 12/14/2025, 1.49% (A), 12/14/2026 (B)	200,000	176,601
4.68%, 06/15/2027 (B)	200,000	199,032
Stichting AK Rabobank Certificaten 6.50% (E), 12/29/2049 (D) (F)	EUR 420,200	426,943
Sumitomo Mitsui Financial Group, Inc. 2.13%, 07/08/2030 (C)	$600,000	494,932

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Toronto-Dominion Bank 4.46%, 06/08/2032	$ 500,000	$ 495,911
Truist Financial Corp. Fixed until 03/01/2030 (D), 5.10% (A)	600,000	543,000
UniCredit SpA Fixed until 09/22/2025, 2.57% (A), 09/22/2026 (B)	350,000	313,407
Wells Fargo & Co. Fixed until 06/17/2026, 3.20% (A), 06/17/2027	300,000	284,347

		11,342,548

Beverages - 0.3%
Bacardi Ltd.
4.70%, 05/15/2028 (B)	150,000	148,401
5.15%, 05/15/2038 (B)	100,000	95,152
Constellation Brands, Inc. 4.35%, 05/09/2027	400,000	397,173

		640,726

Biotechnology - 0.3%
Amgen, Inc.
4.20%, 02/22/2052	300,000	264,406
4.40%, 05/01/2045	300,000	271,952

		536,358

Building Products - 0.2%
Ferguson Finance PLC 3.25%, 06/02/2030 (B)	600,000	520,497

Capital Markets - 1.5%
Banco BTG Pactual SA 4.50%, 01/10/2025 (B)	400,000	385,000
Brighthouse Holdings LLC 6.50% (E), 07/27/2037 (B) (D)	200,000	180,000
Credit Suisse Group AG 3.75%, 03/26/2025	900,000	872,519
Deutsche Bank AG
Fixed until 11/24/2025, 2.13% (A), 11/24/2026 (G)	200,000	177,764
Fixed until 10/07/2031, 3.74% (A), 01/07/2033	200,000	145,994
Goldman Sachs Group, Inc. 3-Month LIBOR + 1.75%, 2.99% (A), 10/28/2027	700,000	691,716
JAB Holdings BV 2.20%, 11/23/2030 (B)	550,000	434,818
UBS Group AG 4.13%, 09/24/2025 (B)	400,000	397,344

		3,285,155

Chemicals - 0.4%
Axalta Coating Systems LLC 3.38%, 02/15/2029 (B) (C)	200,000	163,274
Sasol Financing USA LLC 5.88%, 03/27/2024	200,000	195,600
Syngenta Finance NV 5.18%, 04/24/2028 (B)	400,000	405,548

		764,422

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies - 0.1%
Ashtead Capital, Inc. 4.00%, 05/01/2028 (B)	$ 200,000	$ 180,812

Communications Equipment - 0.2%
Motorola Solutions, Inc. 2.30%, 11/15/2030	400,000	313,777

Construction & Engineering - 0.1%
Quanta Services, Inc. 2.90%, 10/01/2030	300,000	247,772

Consumer Finance - 0.1%
Nissan Motor Acceptance Co. LLC 2.00%, 03/09/2026 (B)	200,000	173,233

Containers & Packaging - 0.3%
Amcor Flexibles North America, Inc. 2.63%, 06/19/2030	300,000	246,589
Berry Global, Inc. 4.88%, 07/15/2026 (B)	500,000	477,180

		723,769

Diversified Financial Services - 1.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.45%, 04/03/2026	200,000	191,199
Aircastle Ltd. 2.85%, 01/26/2028 (B)	100,000	82,802
Aviation Capital Group LLC 5.50%, 12/15/2024 (B)	300,000	298,377
Brookfield Finance, Inc. 3.90%, 01/25/2028	500,000	478,528
DAE Funding LLC
1.55%, 08/01/2024 (B)	200,000	187,498
2.63%, 03/20/2025 (B)	400,000	371,582
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust 5.13%, 11/30/2024 (B)	14,559	14,358
Helios Leasing I LLC 1.56%, 09/28/2024	40,571	39,438
LeasePlan Corp. NV 2.88%, 10/24/2024 (B)	400,000	383,390
PennyMac Financial Services, Inc. 5.38%, 10/15/2025 (B)	200,000	174,358

		2,221,530

Diversified Telecommunication Services - 0.2%
Bell Telephone Co. of Canada / Bell Canada 4.30%, 07/29/2049	200,000	180,185
Level 3 Financing, Inc. 3.88%, 11/15/2029 (B)	200,000	165,165

		345,350

Electric Utilities - 3.2%
Alabama Power Co.
3.45%, 10/01/2049	300,000	239,467
4.15%, 08/15/2044	100,000	88,640
Arizona Public Service Co. 2.65%, 09/15/2050	100,000	64,387
CenterPoint Energy Houston Electric LLC 3.35%, 04/01/2051	100,000	81,412
Centrais Eletricas Brasileiras SA 4.63%, 02/04/2030 (B)	300,000	254,190

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Duke Energy Progress LLC
3.40%, 04/01/2032	$ 300,000	$ 279,587
4.00%, 04/01/2052	200,000	180,038
ENEL Finance International NV 4.63%, 06/15/2027 (B)	400,000	394,069
Entergy Mississippi LLC 2.85%, 06/01/2028	1,100,000	1,013,426
Georgia Power Co. 4.70%, 05/15/2032	400,000	402,144
Liberty Utilities Finance GP 1 2.05%, 09/15/2030 (B)	400,000	329,133
Niagara Mohawk Power Corp. 4.12%, 11/28/2042 (B)	200,000	169,016
NRG Energy, Inc. 2.45%, 12/02/2027 (B)	200,000	171,964
Pacific Gas & Electric Co.
3.50%, 06/15/2025 (H)	120,000	113,781
3.75%, 08/15/2042	100,000	67,905
4.25%, 08/01/2023 (H)	300,000	298,448
Pennsylvania Electric Co. 3.60%, 06/01/2029 (B)	600,000	566,339
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 4.88%, 07/17/2049 (B)	300,000	233,250
PG&E Wildfire Recovery Funding LLC 4.26%, 06/01/2038	400,000	403,536
Southern California Edison Co.
3.90%, 03/15/2043	100,000	80,650
4.00%, 04/01/2047	600,000	489,620
4.05%, 03/15/2042	100,000	82,726
4.65%, 10/01/2043	100,000	91,238
Southwestern Electric Power Co. 6.20%, 03/15/2040	600,000	645,411
Xcel Energy, Inc. 4.60%, 06/01/2032	200,000	198,902

		6,939,279

Electronic Equipment, Instruments & Components - 0.1%
Flex Ltd. 4.88%, 06/15/2029	170,000	164,016

Equity Real Estate Investment Trusts - 1.5%
Alexandria Real Estate Equities, Inc. 4.50%, 07/30/2029	200,000	195,190
American Tower Corp. 4.00%, 06/01/2025	300,000	297,019
Essex Portfolio LP 4.00%, 03/01/2029	500,000	478,252
Goodman US Finance Five LLC 4.63%, 05/04/2032 (B)	400,000	393,429
National Retail Properties, Inc. 4.80%, 10/15/2048	500,000	463,539
Omega Healthcare Investors, Inc. 3.25%, 04/15/2033	200,000	151,922
STORE Capital Corp. 2.75%, 11/18/2030	300,000	245,120
UDR, Inc. 3.00%, 08/15/2031	300,000	257,172
VICI Properties LP 4.75%, 02/15/2028	300,000	286,341

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
VICI Properties LP / VICI Note Co., Inc. 3.88%, 02/15/2029 (B)	$ 500,000	$ 431,522

		3,199,506

Gas Utilities - 0.3%
NiSource, Inc. 5.00%, 06/15/2052	100,000	98,276
Southern California Gas Co. 4.13%, 06/01/2048	500,000	440,604

		538,880

Health Care Providers & Services - 1.0%
AHS Hospital Corp. 5.02%, 07/01/2045	400,000	426,617
Banner Health 1.90%, 01/01/2031	300,000	250,574
CHRISTUS Health 4.34%, 07/01/2028	300,000	301,525
DaVita, Inc. 4.63%, 06/01/2030 (B)	100,000	77,986
Fresenius Medical Care US Finance III, Inc. 2.38%, 02/16/2031 (B)	200,000	158,530
Hackensack Meridian Health, Inc. 4.50%, 07/01/2057	200,000	193,328
HCA, Inc. 4.13%, 06/15/2029	100,000	91,347
Nationwide Children’s Hospital, Inc. 4.56%, 11/01/2052	300,000	303,398
Northwell Healthcare, Inc. 3.98%, 11/01/2046	400,000	349,635

		2,152,940

Hotels, Restaurants & Leisure - 0.4%
GLP Capital LP / GLP Financing II, Inc.
4.00%, 01/15/2030	200,000	175,134
5.38%, 04/15/2026	100,000	97,862
Las Vegas Sands Corp. 2.90%, 06/25/2025	200,000	178,590
Marriott International, Inc. 2.85%, 04/15/2031	200,000	166,295
Sands China Ltd. 5.40%, 08/08/2028	200,000	154,000
Wynn Macau Ltd. 5.13%, 12/15/2029 (B)	100,000	61,954

		833,835

Industrial Conglomerates - 0.1%
General Electric Co. 3-Month LIBOR + 3.33%, 5.16% (A), 09/15/2022 (D)	200,000	175,240

Insurance - 0.6%
Fairfax Financial Holdings Ltd. 3.38%, 03/03/2031	100,000	86,657
GA Global Funding Trust 2.90%, 01/06/2032 (B)	200,000	166,651
Liberty Mutual Group, Inc. 5.50%, 06/15/2052 (B)	300,000	286,147
Pacific Life Insurance Co. Fixed until 10/24/2047, 4.30% (A), 10/24/2067 (B)	800,000	674,280

		1,213,735

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Interactive Media & Services - 0.1%
Tencent Holdings Ltd. 3.98%, 04/11/2029 (B)	$ 200,000	$ 189,850

Internet & Direct Marketing Retail - 0.1%
Prosus NV 3.26%, 01/19/2027 (B)	300,000	261,077

Life Sciences Tools & Services - 0.0% (I)
Illumina, Inc. 2.55%, 03/23/2031	100,000	81,531

Machinery - 0.4%
Westinghouse Air Brake Technologies Corp. 4.40%, 03/15/2024	800,000	801,918

Media - 1.2%
CCO Holdings LLC / CCO Holdings Capital Corp. 4.75%, 03/01/2030 (B)	700,000	599,253
Charter Communications Operating LLC / Charter Communications Operating Capital
3.85%, 04/01/2061	200,000	132,397
4.20%, 03/15/2028	500,000	470,907
4.40%, 04/01/2033	200,000	178,828
4.80%, 03/01/2050	300,000	239,630
Comcast Corp. 2.94%, 11/01/2056	672,000	469,133
Cox Communications, Inc. 2.95%, 10/01/2050 (B)	200,000	133,417
Discovery Communications LLC 4.00%, 09/15/2055	365,000	257,319

		2,480,884

Metals & Mining - 0.0% (I)
FMG Resources August 2006 Pty Ltd. 4.38%, 04/01/2031 (B)	100,000	81,104

Multi-Utilities - 0.3%
Black Hills Corp. 2.50%, 06/15/2030	400,000	334,998
CenterPoint Energy, Inc. Fixed until 09/01/2023 (D), 6.13% (A)	100,000	85,059
San Diego Gas & Electric Co. 1.70%, 10/01/2030	300,000	246,910

		666,967

Oil, Gas & Consumable Fuels - 1.5%
Aker BP ASA 3.75%, 01/15/2030 (B)	200,000	179,430
Boardwalk Pipelines LP 3.40%, 02/15/2031	400,000	341,841
Energy Transfer LP
4.75%, 01/15/2026	40,000	39,893
5.80%, 06/15/2038	500,000	470,239
7.50%, 07/01/2038	100,000	107,497
Enterprise Products Operating LLC 3.20%, 02/15/2052	370,000	267,564
Kinder Morgan, Inc. 7.75%, 01/15/2032	400,000	467,847
Midwest Connector Capital Co. LLC 3.90%, 04/01/2024 (B)	300,000	294,615

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Pertamina Persero PT 4.18%, 01/21/2050 (B)	$ 400,000	$ 313,188
Rockies Express Pipeline LLC 4.80%, 05/15/2030 (B)	400,000	333,000
Targa Resources Corp. 5.20%, 07/01/2027 (J)	200,000	201,150
Targa Resources Partners LP / Targa Resources Partners Finance Corp. 4.00%, 01/15/2032	200,000	171,152
Tennessee Gas Pipeline Co. LLC 7.00%, 10/15/2028	100,000	109,080
Woodside Finance Ltd. 3.65%, 03/05/2025 (B)	20,000	19,667

		3,316,163

Pharmaceuticals - 0.5%
Bayer US Finance II LLC 4.63%, 06/25/2038 (B)	1,000,000	907,766
Jazz Securities DAC 4.38%, 01/15/2029 (B)	200,000	177,428

		1,085,194

Road & Rail - 0.1%
Avolon Holdings Funding Ltd.
2.53%, 11/18/2027 (B)	159,000	130,090
2.88%, 02/15/2025 (B)	100,000	92,057
Park Aerospace Holdings Ltd. 5.50%, 02/15/2024 (B)	56,000	55,583

		277,730

Semiconductors & Semiconductor Equipment - 0.2%
Broadcom, Inc. 3.19%, 11/15/2036 (B)	300,000	228,923
Skyworks Solutions, Inc. 0.90%, 06/01/2023	300,000	289,993

		518,916

Software - 0.2%
Citrix Systems, Inc. 1.25%, 03/01/2026	100,000	96,860
Fair Isaac Corp. 4.00%, 06/15/2028 (B)	170,000	150,450
Oracle Corp. 2.95%, 05/15/2025	290,000	277,838

		525,148

Technology Hardware, Storage & Peripherals - 0.3%
Dell International LLC / EMC Corp. 8.10%, 07/15/2036	324,000	379,344
Seagate HDD Cayman 4.13%, 01/15/2031	400,000	327,000

		706,344

Textiles, Apparel & Luxury Goods - 0.1%
Crocs, Inc. 4.25%, 03/15/2029 (B)	300,000	221,902

Tobacco - 0.1%
Imperial Brands Finance PLC 3.50%, 07/26/2026 (B)	200,000	187,630

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Trading Companies & Distributors - 0.2%
Fortress Transportation & Infrastructure Investors LLC 6.50%, 10/01/2025 (B)	$ 400,000	$ 376,512

Wireless Telecommunication Services - 0.1%
T-Mobile USA, Inc. 2.25%, 11/15/2031 (C)	200,000	162,791

Total Corporate Debt Securities (Cost $57,412,197)		51,073,148

FOREIGN GOVERNMENT OBLIGATIONS - 1.8%
Canada - 0.4%
Province of Quebec 2.50%, 04/20/2026	900,000	874,941

Dominican Republic - 0.1%
Dominican Republic International Bond 4.88%, 09/23/2032 (B)	400,000	307,692

Indonesia - 0.2%
Perusahaan Penerbit SBSN Indonesia III 4.40%, 06/06/2027 (B)	400,000	397,000

Japan - 0.6%
Japan Finance Organization for Municipalities 2.13%, 10/25/2023 (B)	1,400,000	1,384,233

Peru - 0.2%
Peru Government International Bond
5.94%, 02/12/2029 (F)	PEN 300,000	71,542
5.94%, 02/12/2029 (B)	500,000	119,237
8.20%, 08/12/2026 (B)	600,000	163,879

		354,658

Republic of South Africa - 0.1%
Republic of South Africa Government International Bond 4.85%, 09/30/2029	$ 300,000	255,750

Romania - 0.2%
Romania Government International Bond
2.13%, 03/07/2028 (B)	EUR 300,000	258,249
2.63%, 12/02/2040 (B)	100,000	60,828
3.75%, 02/07/2034 (B)	100,000	78,596

		397,673

Total Foreign Government Obligations (Cost $4,421,551)		3,971,947

LOAN ASSIGNMENTS - 0.3%
Capital Markets - 0.2%
Zephyrus Capital Aviation Partners LLC Term Loan, 4.61%, 10/15/2038 (K) (L) (M)	$ 492,080	428,110

Hotels, Restaurants & Leisure - 0.0% (I)
IRB Holding Corp. Term Loan B, 1-Month SOFR + 3.15%, 4.24% (A), 12/15/2027	98,500	93,575

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
IT Services - 0.1%
Virtusa Corp. 1st Lien Term Loan B, 1-Month LIBOR + 3.75%, 5.42% (A), 02/11/2028	$ 197,500	$ 185,897

Total Loan Assignments (Cost $778,524)		707,582

MORTGAGE-BACKED SECURITIES - 4.2%
Angel Oak Mortgage Trust Series 2020-4, Class A1, 1.47% (A), 06/25/2065 (B)	101,489	96,994
BAMLL Commercial Mortgage Securities Trust Series 2019-RLJ, Class A, 1-Month LIBOR + 1.05%, 2.37% (A), 04/15/2036 (B)	500,000	489,539
Banc of America Mortgage Trust Series 2004-D, Class 2A2, 3.03% (A), 05/25/2034	4,060	3,911
Bear Stearns Alt-A Trust Series 2005-7, Class 22A1, 3.07% (A), 09/25/2035	136,926	90,158
BIG Commercial Mortgage Trust Series 2022-BIG, Class A, 1-Month SOFR + 1.34%, 2.62% (A), 02/15/2039 (B)	400,000	387,743
ChaseFlex Trust Series 2007-2, Class A1, 1-Month LIBOR + 0.56%, 2.18% (A), 05/25/2037	192,642	189,050
CHL Mortgage Pass-Through Trust Series 2004-J3, Class A7, 5.50%, 05/25/2034	79,111	75,029
COMM Mortgage Trust Series 2018-HOME, Class A, 3.94% (A), 04/10/2033 (B)	400,000	377,507
DBGS Mortgage Trust Series 2019-1735, Class A, 3.84%, 04/10/2037 (B)	200,000	187,340
DBUBS Mortgage Trust Series 2017-BRBK, Class A, 3.45%, 10/10/2034 (B)	1,000,000	972,244
DROP Mortgage Trust Series 2021-FILE, Class A, 1-Month LIBOR + 1.15%, 2.47% (A), 10/15/2043 (B)	200,000	192,968
Eurosail PLC Series 2006-4X, Class A3C, 3-Month GBP LIBOR + 0.16%, 1.70% (A), 12/10/2044 (F)	GBP 8,123	9,849
HarborView Mortgage Loan Trust Series 2005-4, Class 3A1, 3.22% (A), 07/19/2035	$ 42,543	32,571
Independence Plaza Trust Series 2018-INDP, Class A, 3.76%, 07/10/2035 (B)	600,000	582,990

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
La Hipotecaria El Salvadorian Mortgage Trust Series 2016-1A, Class A, 3.36%, 01/15/2046 (B)	$ 414,471	$ 395,554
Merrill Lynch Mortgage Investors Trust Series 2003-B, Class A1, 1-Month LIBOR + 0.68%, 2.30% (A), 04/25/2028	94,230	90,215
Mill City Mortgage Loan Trust Series 2019-GS2, Class A1, 2.75% (A), 08/25/2059 (B)	192,685	186,917
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25, Class A4, 3.37%, 10/15/2048	900,000	878,139
Morgan Stanley Bank of America Merrill Lynch Trust, Interest Only STRIPS Series 2013-C8, Class XA, 1.02% (A), 12/15/2048	1,061,447	3,071
MortgageIT Trust Series 2005-2, Class 1A1, 1-Month LIBOR + 0.52%, 2.14% (A), 05/25/2035	13,497	13,126
Natixis Commercial Mortgage Securities Trust Series 2019-10K, Class A, 3.62%, 05/15/2039 (B)	700,000	649,631
New Residential Mortgage Loan Trust
Series 2019-RPL3, Class A1,
2.75% (A), 07/25/2059 (B)	395,462	382,355
Series 2020-RPL1, Class A1,
2.75% (A), 11/25/2059 (B)	170,411	162,969
NYO Commercial Mortgage Trust Series 2021-1290, Class A, 1-Month LIBOR + 1.10%, 2.42% (A), 11/15/2038 (B)	500,000	477,803
Towd Point Mortgage Funding / Granite4 PLC Series 2019-GR4A, Class A1, SONIA + 1.14%, 2.06% (A), 10/20/2051	GBP 588,512	714,032
Towd Point Mortgage Trust Series 2019-4, Class A1, 2.90% (A), 10/25/2059 (B)	$ 150,845	146,183
WaMu Mortgage Pass-Through Certificates Trust Series 2006-AR9, Class 2A, 1-COFI + 1.50%, 1.72% (A), 08/25/2046	350,989	318,702
Worldwide Plaza Trust Series 2017-WWP, Class A, 3.53%, 11/10/2036 (B)	900,000	838,677

Total Mortgage-Backed Securities (Cost $9,542,617)		8,945,267

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS - 0.8%
California - 0.4%
Bay Area Toll Authority, Revenue Bonds, Series S1, 6.92%, 04/01/2040	$ 200,000	$ 245,282
Los Angeles Community College District, General Obligation Unlimited, 6.60%, 08/01/2042	200,000	253,816
State of California, General Obligation Unlimited, 7.35%, 11/01/2039	300,000	390,791

		889,889

Illinois - 0.2%
Sales Tax Securitization Corp., Revenue Bonds, Series B, 3.24%, 01/01/2042	400,000	336,845

New York - 0.1%
New York State Urban Development Corp., Revenue Bonds, 1.83%, 03/15/2029	300,000	261,725

Texas - 0.1%
Texas Transportation Commission State Highway Fund, Revenue Bonds, 4.00%, 10/01/2033	300,000	297,734

Total Municipal Government Obligations (Cost $1,978,450)		1,786,193

U.S. GOVERNMENT AGENCY OBLIGATIONS - 11.8%
Federal Home Loan Mortgage Corp. 4.50%, 08/01/2048	312,107	318,758
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates 3.34% (A), 04/25/2028	1,000,000	990,063
Federal Home Loan Mortgage Corp. REMIC
1-Month LIBOR + 0.35%, 1.15% (A), 01/15/2038	319,753	318,306
1-Month LIBOR + 0.40%, 1.72% (A), 02/15/2041 - 09/15/2045	156,947	156,344
Federal Home Loan Mortgage Corp. REMIC, Interest Only STRIPS 1.30% (A), 01/15/2038	319,753	17,905
Federal Home Loan Mortgage Corp., Interest Only STRIPS (1.00) * 1-Month LIBOR + 5.89%, 4.57% (A), 09/15/2043	385,365	57,495
Federal National Mortgage Association
3.50%, 06/01/2045	57,547	56,430
4.00%, 09/01/2048	54,192	54,302
Federal National Mortgage Association REMIC 1-Month LIBOR + 0.55%, 2.17% (A), 02/25/2041	52,478	52,557
Federal National Mortgage Association REMIC, Interest Only STRIPS 3.00%, 03/25/2028	181,993	10,895

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association 1-Month LIBOR + 0.80%, 1.60% (A), 05/20/2066 - 06/20/2066	$ 1,340,097	$ 1,334,631
Tagua Leasing LLC 1.58%, 11/16/2024	45,088	44,103
Uniform Mortgage-Backed Security
2.50%, TBA (J)	1,500,000	1,349,706
3.00%, TBA (J)	3,400,000	3,166,449
3.50%, TBA (J)	6,000,000	5,773,725
4.00%, TBA (J)	6,600,000	6,503,836
4.50%, TBA (J)	5,183,000	5,205,069

Total U.S. Government Agency Obligations (Cost $25,551,216)		25,410,574

U.S. GOVERNMENT OBLIGATIONS - 16.3%
U.S. Treasury - 16.3%
U.S. Treasury Bond
1.13%, 05/15/2040	270,000	189,074
1.13%, 08/15/2040 (N)	700,000	486,555
1.75%, 08/15/2041	12,400,000	9,488,422
1.88%, 02/15/2041 - 11/15/2051 (N)	4,960,000	3,906,912
2.00%, 11/15/2041	6,800,000	5,431,500
2.25%, 05/15/2041	700,000	587,234
2.25%, 02/15/2052 (C)	500,000	415,000
2.88%, 05/15/2052	700,000	666,641
3.00%, 02/15/2048 - 08/15/2048 (N)	2,000,000	1,898,637
3.13%, 11/15/2041 - 05/15/2048 (N)	5,060,000	4,905,944
4.38%, 05/15/2041 (N)	2,300,000	2,647,336
U.S. Treasury Bond, Principal Only STRIPS 08/15/2044 - 05/15/2050 (C)	3,800,000	1,591,267
U.S. Treasury Note 2.63%, 05/31/2027 (C)	2,800,000	2,751,219

Total U.S. Government Obligations (Cost $40,936,943)		34,965,741

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 15.3%
U.S. Treasury Bill
0.64% (O), 07/19/2022	1,000,000	999,469
0.68% (O), 07/19/2022	4,900,000	4,897,400
0.72% (O), 07/26/2022	18,500,000	18,486,559
0.76% (O), 07/14/2022	800,000	799,705
0.81% (O), 07/28/2022 (C)	1,000,000	999,276
0.87% (O), 07/21/2022 - 07/26/2022	2,000,000	1,998,668
0.90% (O), 07/28/2022	2,700,000	2,698,046
1.09% (O), 08/23/2022 (P) (Q)	1,300,000	1,297,180
1.14% (O), 09/01/2022 (Q)	700,000	698,169

Total Short-Term U.S. Government Obligations (Cost $32,881,813)		32,874,472

	Shares	Value
OTHER INVESTMENT COMPANY - 4.2%
Securities Lending Collateral - 4.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.54% (O)	8,977,770	8,977,770

Total Other Investment Company (Cost $8,977,770)		8,977,770

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Principal	Value
REPURCHASE AGREEMENTS - 25.6%
BNP Paribas, 1.48% (O), dated 06/30/2022, to be repurchased at $10,700,440 on 07/01/2022. Collateralized by a U.S. Government Obligation, 0.13%, due 10/15/2025, and with a value of $10,905,309.	$ 10,700,000	$ 10,700,000
Fixed Income Clearing Corp., 0.35% (O), dated 06/30/2022, to be repurchased at $1,851,967 on 07/01/2022. Collateralized by a U.S. Government Obligation, 3.00%, due 06/30/2024, and with a value of $1,889,031.	1,851,949	1,851,949
JPMorgan Securities LLC, 1.40% (O), dated 06/30/2022, to be repurchased at $42,401,649 on 07/01/2022. Collateralized by a U.S. Government Obligation, 1.38%, due 11/15/2031, and with a value of $43,401,958.	42,400,000	42,400,000

Total Repurchase Agreements (Cost $54,951,949)		54,951,949

Total Investments Excluding Options Purchased (Cost $254,594,322)		240,525,467
Total Options Purchased - 0.5% (Cost $1,144,152)		976,150

Total Investments Before Securities Sold Short (Cost $255,738,474)		241,501,617

	Principal	Value
TBA SHORT COMMITMENTS - (2.3)%
U.S. GOVERNMENT AGENCY OBLIGATION - (2.3)%
Uniform Mortgage-Backed Security
3.50%, TBA (J)	$ (1,800,000)	$ (1,733,695)
4.50%, TBA (J)	(3,283,000)	(3,299,799)

Total U.S. Government Agency Obligations (Proceeds $(5,043,064))		(5,033,494)

Total TBA Short Commitments (Proceeds $(5,043,064))		(5,033,494)

Net Other Assets (Liabilities), Net of Securities Sold Short - (10.1)%		(21,592,208)

Net Assets - 100.0%		$ 214,875,915

OVER-THE-COUNTER OPTIONS PURCHASED:

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Put - S&P 500® Index	MSC	USD	3,125.00	06/16/2023	USD	26,731,810	70	$1,144,152	$976,150

OVER-THE-COUNTER INTEREST RATE SWAPTIONS WRITTEN:

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums (Received)	Value
Call - 10-Year	GSB	1-Year USD-SOFR	Receive	2.35%	08/16/2022	USD	1,500,000	$(12,638)	$(4,578)
Put - 10-Year	GSB	1-Year USD-SOFR	Pay	3.05	08/16/2022	USD	1,500,000	(12,637)	(9,817)

Total								$(25,275)	$(14,395)

								Premiums (Received)	Value
TOTAL WRITTEN OPTIONS AND SWAPTIONS								$(25,275)	$(14,395)

CENTRALLY CLEARED SWAP AGREEMENTS:

Credit Default Swap Agreements on Corporate and Sovereign Issues - Sell Protection (R)
Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2022 (S)	Notional Amount (T)		Value (U)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
AT&T Inc., 3.80%, 02/15/2027	1.00%	Quarterly	12/20/2025	1.11%	USD	100,000	$(277)	$950	$(1,227)
AT&T Inc., 3.80%, 02/15/2027	1.00	Quarterly	06/20/2026	1.14	USD	300,000	(1,461)	3,456	(4,917)
Boeing Co., 2.60%, 07/30/2025	1.00	Quarterly	06/20/2023	1.52	USD	200,000	(923)	387	(1,310)
Morgan Stanley, 3.75%, 02/25/2023	1.00	Quarterly	12/20/2022	0.57	USD	200,000	467	647	(180)

Total							$(2,194)	$5,440	$(7,634)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS (continued):

Credit Default Swap Agreements on Credit Indices - Buy Protection (V)
Reference Obligation	Fixed Rate Payable	Payment Frequency	Maturity Date	Notional Amount (T)		Value (U)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North American Investment Grade Index - Series 38	1.00%	Quarterly	06/20/2027	USD	7,300,000	$ 1,142	$ (68,028)	$ 69,170

Credit Default Swap Agreements on Credit Indices - Sell Protection (R)
Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (T)		Value (U)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Markit iTraxx® Europe Crossover - Series 17	1.00%	Quarterly	06/20/2027	EUR	200,000	$(1,799)	$400	$(2,199)
MSCI Emerging Markets Index - Series 36	1.00	Quarterly	12/20/2026	USD	400,000	(51,715)	(11,967)	(39,748)
North America High Yield Index - Series 38	5.00	Quarterly	06/20/2027	USD	784,000	(22,545)	41,152	(63,697)

Total						$(76,059)	$29,585	$(105,644)

Interest Rate Swap Agreements
Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month CAD-CDOR	Receive	1.22%	Semi-Annually	03/03/2025	CAD	300,000	$(13,542)	$2	$(13,544)
3-Month CAD-CDOR	Receive	1.24	Semi-Annually	03/04/2025	CAD	1,200,000	(53,742)	640	(54,382)
3-Month USD-LIBOR	Pay	1.44	Semi-Annually/Quarterly	07/21/2031	USD	1,900,000	231,776	—	231,776
3-Month USD-LIBOR	Pay	1.45	Semi-Annually/Quarterly	07/16/2031	USD	1,500,000	182,907	—	182,907
3-Month USD-LIBOR	Pay	1.47	Semi-Annually/Quarterly	07/15/2031	USD	1,700,000	205,181	—	205,181
3-Month USD-LIBOR	Pay	1.49	Semi-Annually/Quarterly	06/23/2031	USD	1,200,000	147,700	—	147,700
3-Month USD-LIBOR	Pay	2.00	Semi-Annually/Quarterly	12/15/2051	USD	1,500,000	270,765	(47,645)	318,410
6-Month EUR-EURIBOR	Receive	0.25	Semi-Annually/Annually	09/21/2032	EUR	2,900,000	(547,538)	(255,010)	(292,528)
12-Month USD-SOFR	Pay	1.75	Annually	12/15/2051	USD	1,400,000	235,924	(57,985)	293,909

Total							$659,431	$(359,998)	$1,019,429

OVER-THE-COUNTER SWAP AGREEMENTS:

Credit Default Swap Agreements on Corporate and Sovereign Issues - Sell Protection (R)
Reference Obligation	Counterparty	Fixed Rate Receivable	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2022 (S)	Notional Amount (T)		Value (U)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Colombia Government International Bond, 10.38%, 01/28/2033	JPM	1.00%	Quarterly	06/20/2027	2.91%	USD	200,000	$(16,087)	$(7,342)	$(8,745)
Colombia Government International Bond, 10.38%, 01/28/2033	BNP	1.00	Quarterly	06/20/2027	2.91	USD	100,000	(8,043)	(4,549)	(3,494)
Republic of South Africa Government International Bond, 5.88%, 09/16/2025	GSI	1.00	Quarterly	12/20/2026	3.01	USD	500,000	(38,277)	(21,427)	(16,850)

Total								$(62,407)	$(33,318)	$(29,089)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

OVER-THE-COUNTER SWAP AGREEMENTS (continued):

Credit Default Swap Agreements on Credit Indices - Sell Protection (R)
Reference Obligation	Counterparty	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (T)		Value (U)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North America CMBS Basket Index - Series AAA8	GSI	0.50%	Monthly	10/17/2057	USD	1,700,000	$2,017	$(66,673)	$68,690
North America CMBS Basket Index - Series AAA9	GSI	0.50	Monthly	09/17/2058	USD	896,656	(419)	(48,664)	48,245

Total							$1,598	$(115,337)	$116,935

Value
OTC Swap Agreements, at value (Assets)	$2,017
OTC Swap Agreements, at value (Liabilities)	$(62,826)

FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Note	139	09/30/2022	$15,638,769	$15,602,750	$—	$(36,019)
10-Year U.S. Treasury Note	44	09/21/2022	5,203,515	5,215,375	11,860	—
30-Year U.S. Treasury Bond	108	09/21/2022	15,080,496	14,971,500	—	(108,996)
E-Mini Russell 2000® Index	127	09/16/2022	11,314,018	10,845,800	—	(468,218)
Euro-BTP Italy Government Bond	20	09/08/2022	2,643,809	2,580,472	—	(63,337)
MSCI EAFE Index	116	09/16/2022	10,844,988	10,768,280	—	(76,708)
S&P 500® E-Mini Index	83	09/16/2022	16,286,382	15,726,425	—	(559,957)

Total					$11,860	$(1,313,235)

Short Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Note	(49)	09/30/2022	$(10,323,242)	$(10,290,765)	$32,477	$—
10-Year U.S. Treasury Ultra Note	(33)	09/21/2022	(4,234,018)	(4,203,375)	30,643	—
Euro OAT	(25)	09/08/2022	(3,739,186)	(3,629,313)	109,873	—
German Euro Bund	(33)	09/08/2022	(5,285,711)	(5,145,162)	140,549	—
U.S. Treasury Ultra Bond	(9)	09/21/2022	(1,418,931)	(1,389,094)	29,837	—

Total					$343,379	$—

Total Futures Contracts					$355,239	$(1,313,235)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BNP	07/01/2022	USD	3,035	MXN	61,000	$2	$—
BNP	07/01/2022	MXN	61,000	USD	2,916	117	—
BNP	07/05/2022	USD	1,353,025	GBP	1,074,000	45,576	—
BNP	07/05/2022	GBP	389,000	USD	472,102	1,453	—
BNP	07/05/2022	EUR	187,000	USD	196,912	—	(884)
BNP	08/02/2022	USD	832,298	GBP	685,000	—	(2,039)
BNP	09/15/2022	MXN	61,000	USD	2,991	—	—
BNP	10/05/2022	USD	321,987	PEN	1,314,384	—	(17,901)
BOA	07/01/2022	DKK	53,562	USD	7,614	—	(67)
BOA	07/05/2022	EUR	78,000	USD	83,738	—	(1,972)
BOA	08/01/2022	USD	7,614	DKK	53,453	66	—
BOA	09/06/2022	USD	1,000,018	PEN	3,862,871	—	(1,675)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued):

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
CITI	07/05/2022	USD	4,158	BRL	20,200	$304	$—
CITI	07/05/2022	USD	1,057,577	EUR	985,000	25,024	—
CITI	07/05/2022	BRL	20,200	USD	3,856	—	(2)
CITI	08/08/2022	PEN	685,761	USD	177,704	654	—
DUB	07/01/2022	USD	5,069	DKK	34,299	236	—
GSB	07/05/2022	USD	3,856	BRL	20,200	3	—
GSB	07/05/2022	BRL	20,200	USD	3,886	—	(32)
GSB	07/14/2022	PEN	1,167,695	USD	311,685	—	(7,170)
GSB	08/02/2022	USD	3,855	BRL	20,200	34	—
HSBC	07/01/2022	USD	10,483	DKK	70,000	620	—
HSBC	07/05/2022	USD	110,801	EUR	105,000	732	—
HSBC	08/02/2022	USD	37,568	EUR	36,000	—	(242)

Total						$74,821	$(31,984)

INVESTMENT VALUATION:

Valuation Inputs (W)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (X)	Value
ASSETS
Investments
Asset-Backed Securities	$—	$16,860,824	$—	$16,860,824
Corporate Debt Securities	—	51,073,148	—	51,073,148
Foreign Government Obligations	—	3,971,947	—	3,971,947
Loan Assignments	—	279,472	428,110	707,582
Mortgage-Backed Securities	—	8,945,267	—	8,945,267
Municipal Government Obligations	—	1,786,193	—	1,786,193
U.S. Government Agency Obligations	—	25,410,574	—	25,410,574
U.S. Government Obligations	—	34,965,741	—	34,965,741
Short-Term U.S. Government Obligations	—	32,874,472	—	32,874,472
Other Investment Company	8,977,770	—	—	8,977,770
Repurchase Agreements	—	54,951,949	—	54,951,949
Over-the-Counter Options Purchased	976,150	—	—	976,150

Total Investments	$9,953,920	$231,119,587	$428,110	$241,501,617

Other Financial Instruments
Centrally Cleared Credit Default Swap Agreements	$—	$1,609	$—	$1,609
Centrally Cleared Interest Rate Swap Agreements	—	1,274,253	—	1,274,253
Over-the-Counter Credit Default Swap Agreements	—	2,017	—	2,017
Futures Contracts (Y)	355,239	—	—	355,239
Forward Foreign Currency Contracts (Y)	—	74,821	—	74,821

Total Other Financial Instruments	$355,239	$1,352,700	$—	$1,707,939

LIABILITIES
Securities Sold Short
U.S. Government Agency Obligation	$—	$(5,033,494)	$—	$(5,033,494)

Total Securities Sold Short	$—	$(5,033,494)	$—	$(5,033,494)

Other Financial Instruments
Over-the-Counter Interest Rate Swaptions Written	$—	$(14,395)	$—	$(14,395)
Centrally Cleared Credit Default Swap Agreements	—	(78,720)	—	(78,720)
Centrally Cleared Interest Rate Swap Agreements	—	(614,822)	—	(614,822)
Over-the-Counter Credit Default Swap Agreements	—	(62,826)	—	(62,826)
Futures Contracts (Y)	(1,313,235)	—	—	(1,313,235)
Forward Foreign Currency Contracts (Y)	—	(31,984)	—	(31,984)

Total Other Financial Instruments	$(1,313,235)	$(802,747)	$—	$(2,115,982)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2022, the total value of 144A securities is $41,969,098, representing 19.5% of the Portfolio’s net assets.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $9,290,774, collateralized by cash collateral of $8,977,770 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $506,385. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Perpetual maturity. The date displayed is the next call date.
(E)	Step bonds. Coupon rates change in increments to maturity. The rates disclosed are as of June 30, 2022; the maturity dates disclosed are the ultimate maturity dates.
(F)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At June 30, 2022, the total value of Regulation S securities is $508,334, representing 0.2% of the Portfolio’s net assets.
(G)	Restricted security. At June 30, 2022, the value of such security held by the Portfolio is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Corporate Debt Securities	Deutsche Bank AG Fixed until 11/24/2025, 2.13%, 11/24/2026	11/17/2020	$200,000	$177,764	0.1%

(H)	Securities in default; partial receipt of interest payments and/or dividends declared at last payment date. At June 30, 2022, the total value of such securities is $412,229, representing 0.2% of the Portfolio’s net assets.
(I)	Percentage rounds to less than 0.1% or (0.1)%.
(J)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after June 30, 2022. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(K)	Fixed rate loan commitment at June 30, 2022.
(L)	Fair valued as determined in good faith in accordance with procedures established by the Board. At June 30, 2022, the value of the security is $428,110, representing 0.2% of the Portfolio’s net assets.
(M)	Security is Level 3 of the fair value hierarchy.
(N)	Securities are subject to sale-buyback transactions. The average amount of sale-buybacks outstanding during the period ended June 30, 2022 was $0 at a weighted average interest rate of 0.00%.
(O)	Rates disclosed reflect the yields at June 30, 2022.
(P)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security is $93,796.
(Q)	All or a portion of these securities have been segregated by the custodian as collateral for open over-the-counter options and/or swaptions, swap agreements and forward foreign currency contracts. The total value of such securities is $60,862.
(R)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(S)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(T)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(U)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(V)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (b) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(W)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2022. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(X)	Level 3 securities were not considered significant to the Portfolio.
(Y)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

BRL	Brazilian Real
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
MXN	Mexican Peso
PEN	Peruvian Sol
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
DUB	Deutsche Bank AG
GSB	Goldman Sachs Bank
GSI	Goldman Sachs International
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
MSC	Morgan Stanley & Co.

PORTFOLIO ABBREVIATIONS:

BTP	Buoni del Tesoro Poliennali (Italian Treasury Bonds)
CDOR	Canadian Dollar Offered Rate
CMBS	Commercial Mortgage-Backed Securities
EAFE	Europe, Australasia and Far East
EURIBOR	Euro Interbank Offer Rate
LIBOR	London Interbank Offered Rate
OAT	Obligations Assimilables du Tresor (Treasury Obligations)
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Tactical – Conservative VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2022

(unaudited)

Assets:
Investments, at value (cost $200,786,525) (including securities loaned of $9,290,774)	$186,549,668
Repurchase agreement, at value (cost $54,951,949)	54,951,949
Cash collateral pledged at broker for:
Centrally cleared swap agreements	977,000
Futures contracts	2,593,000
OTC swap agreements, at value	2,017
Foreign currency, at value (cost $269,302)	256,793
Receivables and other assets:
Investments sold	524,440
When-issued, delayed-delivery, forward and TBA commitments sold	22,303,500
Net income from securities lending	1,808
Shares of beneficial interest sold	279
Interest	872,462
Variation margin receivable on centrally cleared swap agreements	39,580
Unrealized appreciation on forward foreign currency contracts	74,821
Prepaid expenses	916

Total assets	269,148,233

Liabilities:
TBA short commitments, at value (proceeds $5,043,064)	5,033,494
Cash collateral received upon return of:
Securities on loan	8,977,770
Written options and swaptions, at value (premium received $25,275)	14,395
OTC swap agreements, at value	62,826
Payables and other liabilities:
Investments purchased	1,017,661
When-issued, delayed-delivery, forward and TBA commitments purchased	38,705,513
Shares of beneficial interest redeemed	101,704
Investment management fees	141,280
Distribution and service fees	42,778
Transfer agent costs	571
Trustees, CCO and deferred compensation fees	3,437
Audit and tax fees	22,663
Custody fees	16,256
Legal fees	2,263
Printing and shareholder reports fees	53,804
Other accrued expenses	6,686
Variation margin payable on futures contracts	37,233
Unrealized depreciation on forward foreign currency contracts	31,984

Total liabilities	54,272,318

Net assets	$214,875,915

Net assets consist of:
Capital stock ($0.01 par value)	$216,363
Additional paid-in capital	236,538,820
Total distributable earnings (accumulated losses)	(21,879,268)

Net assets	$214,875,915

Net assets by class:
Initial Class	$9,309,342
Service Class	205,566,573

Shares outstanding:
Initial Class	924,106
Service Class	20,712,196

Net asset value and offering price per share:
Initial Class	$10.07
Service Class	9.92

STATEMENT OF OPERATIONS

For the period ended June 30, 2022

(unaudited)

Investment Income:
Interest income	$2,297,955
Net income from securities lending	9,282

Total investment income	2,307,237

Expenses:
Investment management fees	941,686
Distribution and service fees:
Service Class	285,367
Transfer agent costs	1,405
Trustees, CCO and deferred compensation fees	4,277
Audit and tax fees	22,847
Custody fees	35,465
Legal fees	7,577
Printing and shareholder reports fees	16,272
Other	15,187

Total expenses	1,330,083

Net investment income (loss)	977,154

Net realized gain (loss) on:
Investments	(1,086,616)
Written options and swaptions	29,681
Swap agreements	(387,043)
Futures contracts	(17,377,757)
Forward foreign currency contracts	123,257
Foreign currency transactions	(25,413)
TBA commitments	10,439

Net realized gain (loss)	(18,713,452)

Net change in unrealized appreciation (depreciation) on:
Investments	(19,802,406)
Securities sold short	9,570
Written options and swaptions	(1,348)
Swap agreements	1,088,711
Futures contracts	(3,345,735)
Forward foreign currency contracts	17,431
Translation of assets and liabilities denominated in foreign currencies	(25,591)

Net change in unrealized appreciation (depreciation)	(22,059,368)

Net realized and change in unrealized gain (loss)	(40,772,820)

Net increase (decrease) in net assets resulting from operations	$(39,795,666)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Tactical – Conservative VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2022 (unaudited)	December 31, 2021
From operations:
Net investment income (loss)	$977,154	$2,277,770
Net realized gain (loss)	(18,713,452)	22,102,739
Net change in unrealized appreciation (depreciation)	(22,059,368)	(13,566,039)

Net increase (decrease) in net assets resulting from operations	(39,795,666)	10,814,470

Dividends and/or distributions to shareholders:
Initial Class	—	(1,042,169)
Service Class	—	(24,426,347)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(25,468,516)

Capital share transactions:
Proceeds from shares sold:
Initial Class	356,000	837,034
Service Class	1,659,751	4,917,605

	2,015,751	5,754,639

Dividends and/or distributions reinvested:
Initial Class	—	1,042,169
Service Class	—	24,426,347

	—	25,468,516

Cost of shares redeemed:
Initial Class	(581,884)	(1,677,300)
Service Class	(19,902,089)	(59,541,929)

	(20,483,973)	(61,219,229)

Net increase (decrease) in net assets resulting from capital share transactions	(18,468,222)	(29,996,074)

Net increase (decrease) in net assets	(58,263,888)	(44,650,120)

Net assets:
Beginning of period/year	273,139,803	317,789,923

End of period/year	$214,875,915	$273,139,803

Capital share transactions - shares:
Shares issued:
Initial Class	32,985	67,797
Service Class	154,664	410,037

	187,649	477,834

Shares reinvested:
Initial Class	—	88,319
Service Class	—	2,096,682

	—	2,185,001

Shares redeemed:
Initial Class	(54,788)	(137,935)
Service Class	(1,870,705)	(4,945,317)

	(1,925,493)	(5,083,252)

Net increase (decrease) in shares outstanding:
Initial Class	(21,803)	18,181
Service Class	(1,716,041)	(2,438,598)

	(1,737,844)	(2,420,417)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Tactical – Conservative VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2022 (unaudited)		December 31, 2021		December 31, 2020		December 31, 2019		December 31, 2018		December 31, 2017
Net asset value, beginning of period/year	$11.84		$12.47		$12.32		$10.49		$12.21		$11.56

Investment operations:
Net investment income (loss) (A)	0.06		0.13		0.20		0.24		0.25		0.18
Net realized and unrealized gain (loss)	(1.83)		0.41		1.01		1.63		(0.78)		1.03

Total investment operations	(1.77)		0.54		1.21		1.87		(0.53)		1.21

Dividends and/or distributions to shareholders:
Net investment income	—		(0.16)		(0.21)		(0.04)		(0.43)		(0.18)
Net realized gains	—		(1.01)		(0.85)		—		(0.76)		(0.38)

Total dividends and/or distributions to shareholders	—		(1.17)		(1.06)		(0.04)		(1.19)		(0.56)

Net asset value, end of period/year	$10.07		$11.84		$12.47		$12.32		$10.49		$12.21

Total return	(14.95	)%(B)	4.43%		10.22%		17.86%		(4.92)%		10.70%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$9,309		$11,199		$11,569		$10,796		$9,729		$9,908
Expenses to average net assets	0.88	%(C)	0.87	%(D)	0.87	%(D)	0.92	%(D)	0.97	%(D)	0.95	%(D)
Net investment income (loss) to average net assets	1.06	%(C)	1.03%		1.61%		2.11%		2.11%		1.53%
Portfolio turnover rate	17	%(B)	60	%(E)	65	%(E)	64	%(E)	40	%(E)	43	%(E)

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	Includes interest fee on sale-buyback transactions.
(E)	Excludes sale-buyback transactions.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2022 (unaudited)		December 31, 2021		December 31, 2020		December 31, 2019		December 31, 2018		December 31, 2017
Net asset value, beginning of period/year	$11.68		$12.31		$12.18		$10.37		$12.08		$11.45

Investment operations:
Net investment income (loss) (A)	0.04		0.09		0.17		0.21		0.21		0.15
Net realized and unrealized gain (loss)	(1.80)		0.42		0.99		1.61		(0.76)		1.02

Total investment operations	(1.76)		0.51		1.16		1.82		(0.55)		1.17

Dividends and/or distributions to shareholders:
Net investment income	—		(0.13)		(0.18)		(0.01)		(0.40)		(0.16)
Net realized gains	—		(1.01)		(0.85)		—		(0.76)		(0.38)

Total dividends and/or distributions to shareholders	—		(1.14)		(1.03)		(0.01)		(1.16)		(0.54)

Net asset value, end of period/year	$9.92		$11.68		$12.31		$12.18		$10.37		$12.08

Total return	(15.07	)%(B)	4.21%		9.89%		17.57%		(5.15)%		10.39%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$205,567		$261,941		$306,221		$284,650		$260,628		$310,048
Expenses to average net assets	1.13	%(C)	1.12	%(D)	1.12	%(D)	1.17	%(D)	1.22	%(D)	1.20	%(D)
Net investment income (loss) to average net assets	0.81	%(C)	0.78%		1.36%		1.86%		1.85%		1.28%
Portfolio turnover rate	17	%(B)	60	%(E)	65	%(E)	64	%(E)	40	%(E)	43	%(E)

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	Includes interest fee on sale-buyback transactions.
(E)	Excludes sale-buyback transactions.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Tactical – Conservative VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2022

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica PIMCO Tactical – Conservative VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Tactical – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

1. ORGANIZATION (continued)

services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2022, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Funds are informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2022 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Tactical – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

3. INVESTMENT VALUATION (continued)

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists,

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Tactical – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

3. INVESTMENT VALUATION (continued)

offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. SECURITIES AND OTHER INVESTMENTS

Loan participations and assignments: The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers, either in the form of participations at the time the loan is originated (“Participations”) or buying an interest in the loan in the secondary market from a financial institution or institutional investor (“Assignments”). Participations and Assignments in commercial loans may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Portfolio to supply additional cash to the borrowers on demand. Loan Participations and Assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Portfolio assumes the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries.

The Portfolio, based on its ability to invest in Loan Participations and Assignments, may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. The Portfolio that participates in such syndications, or that can buy a portion of the loans, become part lenders. Loans are often administered by agent banks acting as agents for all holders.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Tactical – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

4. SECURITIES AND OTHER INVESTMENTS (continued)

The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless the Portfolio has direct recourse against the corporate borrowers under the terms of the loans or other indebtedness, the Portfolio may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.

The Portfolio held no unfunded loan participations at June 30, 2022. Open funded loan participations and assignments at June 30, 2022, if any, are included within the Schedule of Investments.

Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2022, if any, are identified within the Schedule of Investments.

Restricted securities: The Portfolio may invest in unregulated restricted securities. Restricted securities are subject to legal or contractual restrictions on resale. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933.

Restricted securities held at June 30, 2022, if any, are identified within the Schedule of Investments.

Treasury inflation-protected securities (“TIPS”): The Portfolio may invest in TIPS, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds and notes. For bonds and notes that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

TIPS held at June 30, 2022, if any, are included within the Schedule of Investments. The adjustments, if any, to principal due to inflation/deflation are reflected as increases/decreases to Interest income within the Statement of Operations, with a corresponding adjustment to Investments, at cost within the Statement of Assets and Liabilities.

When-issued, delayed-delivery, forward, and to be announced (“TBA”) commitment transactions: The Portfolio may purchase or sell securities on a when-issued, delayed-delivery, forward and TBA commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio engages in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolio engages in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Delayed-delivery transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolio if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolio is delayed or prevented from completing the transaction. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolio sells a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses on the security.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Tactical – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

4. SECURITIES AND OTHER INVESTMENTS (continued)

TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of a Portfolio’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities. TBA collateral requirements are typically calculated by netting the mark-to-market amount for each transaction and comparing that amount to the value of the collateral currently pledged by a Portfolio and the counterparty. Cash collateral that has been pledged to cover the obligations of a Portfolio and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as Cash collateral pledged at broker for TBA commitments or Cash collateral at broker for TBA commitments, respectively. Non-cash collateral pledged by a Portfolio, if any, is disclosed within the Schedule of Investments. Typically, a Portfolio is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted. To the extent amounts due to a Portfolio are not fully collateralized, contractually or otherwise, a Portfolio bears the risk of loss from counterparty non-performance.

When-issued, delayed-delivery, forward and TBA commitment transactions held at June 30, 2022, if any, are identified within the Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, forward and TBA commitments purchased or sold within the Statement of Assets and Liabilities.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2022, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2022.

Repurchase agreements at June 30, 2022, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Sale-buyback: The Portfolio may enter into sale-buyback financing transactions. The Portfolio accounts for sale-buyback financing transactions as borrowing transactions and realize gains and losses on these transactions at the end of the roll period. Sale-buyback financing transactions involve sales by the Portfolio of securities and simultaneously contracts to repurchase the same or substantially similar securities at an agreed upon price and date.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Tactical – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

The Portfolio forgoes principal and interest paid during the roll period on the securities sold in a sale-buyback financing transaction. The Portfolio is compensated by the difference between the current sales price and the price for the future purchase (often referred to as the “price drop”), as well as by any interest earned on the proceeds of the securities sold. Sale-buyback financing transactions may be renewed with a new sale and a repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract. Sale-buyback financing transactions expose the Portfolio to risks such as, the buyer under the agreement may file for bankruptcy, become insolvent, or otherwise default on its obligations to the Portfolio, the market value of the securities the Portfolio is obligated to repurchase under the agreement may decline below the repurchase price. The Portfolio’s obligations under a sale-buyback typically would be offset by liquid assets equal in value to the amount of the Portfolio’s forward commitment to repurchase the subject security. Sale-buyback financing transactions accounted for as borrowing transactions are excluded from the Portfolio’s portfolio turnover rates. The Portfolio recognizes price drop fee income on a straight line basis over the period of the roll. For the period ended June 30, 2022, the Portfolio earned price drop fee income of $0. The price drop fee income is included in Interest income within the Statement of Operations.

The outstanding payable for securities to be repurchased, if any, is included in Payable for sale-buyback financing transactions within the Statement of Assets and Liabilities. The interest expense is included within Interest income on the Statement of Operations. In periods of increased demand of the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio, and is included in Interest income on the Statement of Operations.

Open sale-buyback financing transactions at June 30, 2022, if any, are identified within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2022, if any, are shown on a gross basis within the Schedule of Investments.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2022.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Corporate Debt Securities	$758,104	$—	$—	$—	$758,104
U.S. Government Obligations	8,219,666	—	—	—	8,219,666
Total Securities Lending Transactions	$8,977,770	$—	$—	$—	$8,977,770
Total Borrowings	$8,977,770	$—	$—	$—	$8,977,770

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Tactical – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Option contracts: The Portfolio is subject to equity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio may enter into option contracts to manage exposure to various market fluctuations. The Portfolio may purchase or write call and put options on securities and derivative instruments in which the Portfolio owns or may invest. Options are valued at the average of the bid and ask price established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms. Options can be traded through an exchange or through privately negotiated arrangements with a dealer in an OTC transaction. Options traded on an exchange are generally cleared through a clearinghouse such as the Options Clearing Corp.

Options on exchange-traded funds and/or securities: The Portfolio may purchase or write options on ETFs and/or securities. Purchasing or writing options on ETFs and/or securities gives the Portfolio the right, but not the obligation to buy or sell a specified ETF and/or security as an underlying instrument for the option contract.

Options on indices: The Portfolio may purchase or write options on indices. Purchasing or writing an option on indices gives the Portfolio the right, but not the obligation to buy or sell the cash from the underlying index. The exercise of the option will result in a cash transfer and gain or loss depends on the change in the underlying index.

Options on futures: The Portfolio may purchase or write options on futures. Purchasing or writing options on futures gives the Portfolio the right, but not obligation to buy or sell a position on a futures contract at the specified option exercise price at any time during the period of the option.

Interest rate-capped options: The Portfolio may purchase or write interest rate-capped options. Purchasing or writing interest rate-capped options gives the Portfolio the right, but not the obligation to buy or sell an option which applies a cap to protect the Portfolio from floating rate risk above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in interest rate-linked products.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Tactical – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Credit default swaptions: The Portfolio may purchase or write credit default swaption agreements which are options to enter into a pre-defined swap agreement by some specific date in the future. Purchasing or writing credit default swaptions gives the Portfolio the right, but not the obligation to buy or sell credit protection on a specific reference with a specific maturity.

Interest rate swaptions: The Portfolio may purchase or write interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specific date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Portfolio pays premiums, which are included within the Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying instrument to determine the realized gain or loss.

Written options: Writing call options tends to decrease exposure to the underlying instrument. Writing put options tends to increase exposure to the underlying instrument. When the Portfolio writes a covered call or put option, the premium received is recorded as a liability within the Statement of Assets and Liabilities and is subsequently marked-to-market to reflect the current market value of the option written. Premiums received from written options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying instrument to determine the realized gain or loss. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

Open option contracts at June 30, 2022, if any, are included within the Schedule of Investments. The value of purchased option contracts, as applicable, is shown in Investments, at value within the Statement of Assets and Liabilities. The value of written option contracts, as applicable, is shown in Written options and swaptions, at value within the Statement of Assets and Liabilities.

Swap agreements: Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies, or market-linked returns at specified, future intervals. Swap agreements can be executed in a bilateral privately negotiated arrangement with a dealer in an OTC transaction or executed on a regular market. Certain swaps regardless of the venue of execution are required to be cleared through a clearinghouse (“centrally cleared swap agreements”). Centrally cleared swap agreements listed or traded on a multilateral platform, are valued at the daily settlement price determined by the corresponding exchange. For centrally cleared credit default swap agreements the clearing exchange requires all members to provide applicable levels across complete term levels. Centrally cleared interest rate swap agreements are valued using a pricing model that references the underlying rates including but not limited to the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to calculate the daily settlement price. The Portfolio may enter into credit default, cross-currency, interest rate, total return, including contracts for difference (“CFD”), and other forms of swap agreements to manage exposure to credit, currency, interest rate, and commodity risks. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Centrally cleared swap agreements are marked-to-market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available and the change in value, if any, is recorded as Variation margin receivable (payable) on centrally cleared swap agreements within the Statement of Assets and Liabilities.

For OTC swap agreements, payments received or made at the beginning of the measurement period are reflected in OTC swap agreements, at value within the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Additionally, these upfront payments as well as any periodic payments received or paid by the Portfolio, including any liquidation payment received or made at the termination of the swap are recorded as part of Net realized gain (loss) on swap agreements within the Statement of Operations.

Credit default swap agreements: The Portfolio is subject to credit risk in the normal course of pursuing its investment objective. The Portfolio enters into credit default swap agreements to manage its exposure to the market or certain sectors of the market to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Tactical – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

otherwise exposed. Credit default swap agreements involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy (buy protection).

Under a credit default swap agreement, one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs (sell protection). The Portfolio’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the notional amount of the contract. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty, and by the posting of collateral.

The Portfolio sells credit default swap agreements, which exposes it to risk of loss from credit risk related events specified in the contracts. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. If a defined credit event had occurred during the period, the swap agreements’ credit-risk-related contingent features would have been triggered, and the Portfolio would have been required to pay the notional amounts for the credit default swap agreements with a sell protection less the value of the contracts’ related reference obligations.

Interest rate swap agreements: The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objective. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk, the Portfolio enters into interest rate swap agreements. Under an interest rate swap agreement, two parties will exchange cash flows based on a notional principal amount. A Portfolio with interest rate agreements can elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. The risks of interest rate swap agreements include changes in market conditions which will affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparties over the contracts’ remaining lives, to the extent that amount is positive. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty, and by the posting of collateral.

Open centrally cleared swap agreements and open OTC swap agreements at June 30, 2022, if any, are listed within the Schedule of Investments.

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2022, if any, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.

Forward foreign currency contracts: The Portfolio is subject to foreign exchange rate risk exposure in the normal course of pursuing its investment objective. The Portfolio may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked-to-market daily, with the change in value recorded as an unrealized gain or loss and is shown in Unrealized appreciation (depreciation) on forward foreign currency contracts within the Statement of Assets and Liabilities. When the contracts are settled, a realized gain or loss is incurred and is shown in Net realized gain (loss) on forward foreign currency contracts within the Statement of Operations. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Forward foreign currency contracts are traded in the OTC inter-bank currency dealer market.

Open forward foreign currency contracts at June 30, 2022, if any, are listed within the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Tactical – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2022.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions:
Investments, at value (A)	$—	$—	$976,150	$—	$—	$976,150
Centrally cleared swaps:
Total distributable earnings (accumulated losses) (A) (B)	1,274,253	—	—	1,609	—	1,275,862
OTC swaps:
OTC swap agreements, at value	—	—	—	2,017	—	2,017
Futures contracts:
Total distributable earnings (accumulated losses) (A) (C)	355,239	—	—	—	—	355,239
Forward foreign currency contracts:
Unrealized appreciation on forward foreign currency contracts	—	74,821	—	—	—	74,821
Total	$1,629,492	$74,821	$976,150	$3,626	$—	$2,684,089

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Written options and swaptions:
Written options and swaptions, at value (A)	$(14,395)	$—	$—	$—	$—	$(14,395)
Centrally cleared swaps:
Total distributable earnings (accumulated losses) (A) (B)	(614,822)	—	—	(78,720)	—	(693,542)
OTC swaps:
OTC swap agreements, at value	—	—	—	(62,826)	—	(62,826)
Futures contracts:
Total distributable earnings (accumulated losses) (A) (C)	(208,352)	—	(1,104,883)	—	—	(1,313,235)
Forward foreign currency contracts:
Unrealized depreciation on forward foreign currency contracts	—	(31,984)	—	—	—	(31,984)
Total	$(837,569)	$(31,984)	$(1,104,883)	$(141,546)	$—	$(2,115,982)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Included within Value of centrally cleared swap agreements as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(C)	Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Tactical – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the location and the effect of derivative investments, if any, within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2022.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (A)	$—	$—	$1,947,393	$—	$—	$1,947,393
Written options and swaptions	29,681	—	—	—	—	29,681
Swap agreements	(323,353)	—	—	(63,690)	—	(387,043)
Futures contracts	(2,057,360)	—	(15,320,397)	—	—	(17,377,757)
Forward foreign currency contracts	—	123,257	—	—	—	123,257
Total	$(2,351,032)	$123,257	$(13,373,004)	$(63,690)	$—	$(15,664,469)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (B)	$—	$—	$638,150	$—	$—	$638,150
Written options and swaptions	10,880	—	—	(12,228)	—	(1,348)
Swap agreements	1,203,464	—	—	(114,753)	—	1,088,711
Futures contracts	(187,046)	—	(3,158,689)	—	—	(3,345,735)
Forward foreign currency contracts	—	17,431	—	—	—	17,431
Total	$1,027,298	$17,431	$(2,520,539)	$(126,981)	$—	$(1,602,791)

(A)	Included within Net realized gain (loss) on Investments in the Statement of Operations.
(B)	Included within Net change in unrealized appreciation (depreciation) on Investments in the Statement of Operations.

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2022.

Options:
Average value of option contracts purchased	$1,949,966
Average value of option contracts written	(8,200)
Average notional value of swaption contracts written	(857,142)
Credit default swaps:
Average notional value — buy protection	2,085,714
Average notional value — sell protection	11,385,211
Interest rate swaps:
Average notional value — pays fixed rate	9,200,000
Average notional value — receives fixed rate	4,357,016
Futures contracts:
Average notional value of contracts — long	110,950,147
Average notional value of contracts — short	(24,617,540)
Forward foreign currency exchange contracts:
Average contract amounts purchased — in USD	699,011
Average contract amounts sold — in USD	5,214,010

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar master agreements (collectively, “Master Agreements”) with its contract counterparties for certain OTC derivatives in order to, among other things, reduce credit risk to counterparties.

ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain OTC derivative financial instruments payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Tactical – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Various Master Agreements govern the terms of certain transactions with counterparties and typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Portfolio exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Portfolio’s net liability may be delayed or denied.

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to pledge collateral on derivatives to a counterparty if the Portfolio is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Portfolio to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Portfolio from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments.

Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.

To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. Additionally, to the extent the Portfolio has delivered collateral to a counterparty, the Portfolio bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.

The following is a summary of the Portfolio OTC derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement and net of the related collateral received/pledged by the Portfolio as of June 30, 2022. For financial reporting purposes, the Portfolio does not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Statement of Assets and Liabilities. See the Repurchase agreement section within the notes for offsetting and collateral information pertaining to repurchase agreements that are subject to master netting agreements.

	Gross Amounts of Assets Presented within Statement of Assets and Liabilities (A)	Gross Amounts Not Offset within Statement of Assets and Liabilities			Gross Amounts of Liabilities Presented within Statement of Assets and Liabilities (A)	Gross Amounts Not Offset within Statement of Assets and Liabilities
Counterparty		Financial Instruments	Collateral Received (B)	Net Receivable		Financial Instruments	Collateral Pledged (B)	Net Payable
	Assets				Liabilities
Bank of America, N.A.	$66	$(66)	$—	$—	$3,714	$(66)	$—	$3,648
BNP Paribas	47,148	(28,867)	—	18,281	28,867	(28,867)	—	—
Citibank, N.A.	25,982	(2)	—	25,980	2	(2)	—	—
Deutsche Bank AG	236	—	—	236	—	—	—	—
Goldman Sachs Bank	37	(37)	—	—	21,597	(37)	—	21,560
Goldman Sachs International	2,017	(2,017)	—	—	38,696	(2,017)	—	—
HSBC Bank USA	1,352	(242)	—	1,110	242	(242)	—	—
JPMorgan Chase Bank, N.A.	—	—	—	—	16,087	—	—	16,087
Morgan Stanley & Co., Inc.	976,150	—	—	976,150	—	—	—	—
Other Derivatives (C)	1,631,101	—	—	1,631,101	2,006,777	—	—	2,006,777

Total	$2,684,089	$(31,231)	$—	$2,652,858	$2,115,982	$(31,231)	$—	$2,048,072

(A)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset within the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Tactical – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

(B)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(C)	Other Derivatives, which includes future contracts, exchange-traded options, exchange-traded swap agreements and occasionally forward positions, that are not subject to a master netting arrangement or another similar arrangement. The amount presented is intended to permit reconciliation to the amount presented within the Schedule of Investments.

7. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities and other assets may go up or down, sometimes sharply and unpredictably, due to general market conditions, overall economic trends or events, inflation, changes in interest rates, government actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by wars, tariffs, trade disputes or other factors, political developments, investor sentiment, the global and domestic effects of a pandemic or other health emergency, and other factors that may or may not be related to the issuer of the security or other asset. The market prices of securities and other assets also may go down due to events or conditions that affect particular sectors, industries, issuers, or geographies. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets. If the value of the Portfolio’s securities and assets fall, the value of your investment will go down. The Portfolio may experience a substantial or complete loss on any individual security or asset.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, the imposition of economic sanctions, public health events (such as the spread of infectious disease), wars, terrorism, cybersecurity events, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. In the past decade, financial markets throughout the world have experienced increased volatility and decreased liquidity. These conditions may continue or worsen. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down. Securities markets may also be susceptible to market manipulation or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or adversely affect the value of securities traded in these markets, including the Portfolio’s securities.

The pandemic of the novel coronavirus respiratory disease designated COVID-19 has resulted in economic downturns throughout the world, severe losses, particularly to some sectors of the economy and individual issuers, and reduced liquidity of many instruments. There also have been significant disruptions to business operations, including business closures; strained healthcare systems; disruptions to supply chains and employee availability; large fluctuations in consumer demand; and widespread uncertainty regarding the duration and long-term effects of the pandemic. Economic downturns may be prolonged, and political and social instability, continued volatility and decreased liquidity in the securities markets may result. Developing or emerging market countries may be more impacted by the pandemic.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. These and other government intervention into the economy and financial markets may not work as intended. In addition, government actions to mitigate the economic impact of the pandemic have resulted in large expansion of government deficits and debt, the long-term consequences of which are not known. Rates of inflation have recently risen, which could adversely affect economies and markets. The pandemic could continue to adversely affect the value and liquidity of the Portfolio’s investments.

Europe: A number of countries in Europe have experienced severe economic and financial difficulties; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen or spread within or outside Europe. Responses to the financial problems by European governments, central banks and others may not work, may result in conflicts and social unrest and may limit future growth and economic recovery or have other unintended consequences. In January, 2020, through “Brexit,” the United Kingdom withdrew from the European Union. The ramifications of Brexit are unknown, and the implications of possible political, regulatory, economic, and market outcomes could be significant. The United Kingdom has one of the largest economies in Europe and is a major trading partner with European Union countries and the United States. Brexit may create additional and substantial economic stresses for the United Kingdom, including a contraction of the United Kingdom’s economy, decreased trade, capital outflows, devaluation of the British pound, and a decrease in business and consumer spending and investment. The negative impact on not only the United Kingdom and European Union economies but also the broader global economy could be significant. A number of countries in Europe have suffered terror attacks, and additional attacks may occur in

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Tactical – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

7. RISK FACTORS (continued)

the future. Europe has also been struggling with mass migration from the Middle East, Eastern Europe and Africa. The ultimate effects of these events and other socio-political or geopolitical issues could profoundly affect global economies and markets. Whether or not the Portfolio invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of the Portfolio’s investments.

Additional Market Disruption: Russia’s invasion of Ukraine in February, 2022, the resulting responses by the United States and other countries, and the potential for wider conflict, have increased and may continue to increase volatility and uncertainty in financial markets worldwide. The United States and other countries have imposed broad-ranging economic sanctions on Russia and Russian entities and individuals, and may impose additional sanctions, including on other countries that provide military or economic support to Russia. These sanctions, among other things, restrict companies from doing business with Russia and Russian issuers, and may adversely affect companies with economic or financial exposure to Russia and Russian issuers. The extent and duration of Russia’s military actions and the repercussions of such actions are not known. The invasion may widen beyond Ukraine and may escalate, including through retaliatory actions and cyberattacks by Russia and even other countries. These events may result in further and significant market disruptions and may adversely affect regional and global economies including those of Europe and the United States. Certain industries and markets, such as those involving oil, natural gas and other commodities, as well as global supply chains, may be particularly adversely affected. Whether or not the Portfolio invests in securities of issuers located in Russia, Ukraine and adjacent countries or with significant exposure to issuers in these countries, these events could negatively affect the value and liquidity of the Portfolio’s investments.

Asset class allocation risk: The Portfolio’s investment performance is significantly impacted by the Portfolio’s asset class allocation and reallocation from time to time. The sub-adviser’s decisions whether and when to tactically overweight or underweight asset classes, create and apply formulas for de-risking or ending de-risking and select a mix of underlying Portfolios may not produce the desired results. These actions may be unsuccessful in maximizing return and/or avoiding investment losses. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class is incorrect. The Portfolio’s balance between equity and debt securities limits its potential for capital appreciation relative to an all-stock fund and contributes to greater volatility relative to an all-bond fund.

Model and data risk: If quantitative models, algorithms or calculations (whether proprietary and developed by the sub-adviser or supplied by third parties) (“Models”) or information or data supplied by third parties (“Data”) prove to be incorrect or incomplete, any decisions made, in whole or part, in reliance thereon expose the Portfolio to additional risks. Models can be predictive in nature. The use of predictive Models has inherent risks. The success of relying on or otherwise using Models depends on a number of factors, including the validity, accuracy and completeness of the Model’s development, implementation and maintenance, the Model’s assumptions, factors, algorithms and methodologies, and the accuracy and reliability of the supplied historical or other Data. Models rely on, among other things, correct and complete Data inputs. If incorrect Data is entered into even a well-founded Model, the resulting information will be incorrect. However, even if Data is input correctly, Model prices may differ substantially from market prices, especially for securities with complex characteristics. Investments selected with the use of Models may perform differently than expected as a result of the design of the Model, inputs into the Model or other factors. There also can be no assurance that the use of Models will result in effective investment decisions for the Portfolio.

LIBOR risk: Many financial instruments, financings or other transactions to which the Portfolio may be a party use or may use a floating rate based on the London Interbank Offered Rate (“LIBOR”). The UK Financial Conduct Authority and LIBOR’s administrator announced that the use of LIBOR will be phased out; most LIBOR rates are no longer published as of the end of 2021 and a majority of U.S.dollar LIBOR rates will no longer be published after June 30, 2023. It is possible that a subset of LIBOR rates may be published after these dates on a “synthetic” basis, but any such publications would be considered non-representative of the underlying market. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Portfolio, issuers of instruments in which the Portfolio invests, and financial markets generally. As such, the potential effect of a transition away from LIBOR on the Portfolio or the Portfolio’s investments cannot yet be determined.

8. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Tactical – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee, CCO and deferred compensation fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints	Rate
First $750 million	0.79%
Over $750 million up to $1.5 billion	0.78
Over $1.5 billion	0.75

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net assets. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.92%	May 1, 2023
Service Class	1.17	May 1, 2023

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2022 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2022, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Tactical – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2023. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Technology Holdings, Inc (“SS&C”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C related to applicable sub-transfer agency services. For the period ended June 30, 2022, (i) the expenses paid to SS&C by the Portfolio are referred to as Transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C by the Portfolio are referred to as Transfer agent costs within the Statement of Assets and Liabilities.

Deferred compensation plan: Effective September 23, 2021, the Board has approved the termination of the deferred compensation plan. Payments will be made to applicable current and former Board members consistent with Section 409A of the Code. Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2022, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2022.

9. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2022, the cost of securities purchased and proceeds from securities sold (excluding and short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 17,440,895	$ 6,765,344	$ 30,540,747	$ 4,653,007

10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Tactical – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)

As of June 30, 2022, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 255,738,474	$ 3,271,192	$(17,349,160)	$(14,077,968)

11. NEW ACCOUNTING PRONOUNCEMENT

In January 2021, the Financial Accounting Standards Board issued Accounting Standards Update No. 2021-01 (“ASU 2021-01”), “Reference Rate Reform (Topic 848)”. ASU 2021-01 is an update of ASU 2020-04, which is in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The ASU 2021-01 update clarifies that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. The amendments in this update are effective immediately through December 31, 2022, for all entities. Management does not expect ASU 2021-01 to have a material impact on the financial statements.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Tactical – Conservative VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 15-16, 2022, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica PIMCO Tactical – Conservative VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Pacific Investment Management Company LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2023.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative fee, expense, and performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Tactical – Conservative VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2021. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 3- and 5-year periods and below the median for the past 1- and 10-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was below its composite benchmark for the past 1-, 3-, 5- and 10-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on September 17, 2012 pursuant to its current investment objective and investment strategies. The Trustees also noted recent changes in the portfolio management team at the Sub-Adviser. The Trustees noted that TAM intends to monitor and report to the Board on the portfolio manager transition and performance going forward.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were below the median for its peer group and in line with the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Tactical – Conservative VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Tactical – Growth VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2022, and held for the entire six-month period until June 30, 2022.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period (B)	Ending Account Value June 30, 2022	Expenses Paid During Period (B)	Net Annualized Expense Ratio
Initial Class	$1,000.00	$835.00	$4.05	$1,020.40	$4.46	0.89%
Service Class	1,000.00	833.90	5.18	1,019.10	5.71	1.14

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2022

(unaudited)

Asset Allocation	Percentage of Net Assets
Repurchase Agreements	40.7%
Short-Term U.S. Government Obligations	21.7
Corporate Debt Securities	11.8
U.S. Government Obligations	8.3
U.S. Government Agency Obligations	8.1
Asset-Backed Securities	3.6
Mortgage-Backed Securities	2.0
Over-the-Counter Options Purchased	1.3
Other Investment Company	1.0
Foreign Government Obligations	0.8
Municipal Government Obligations	0.4
Loan Assignments	0.1
U.S. Government Agency Obligation Sold Short	(0.3)
Net Other Assets (Liabilities) ^	0.5
Total	100.0%

Portfolio Characteristics	Years
Average Maturity §	3.75
Duration †	2.44

Current and future portfolio holdings are subject to change and risk.

^

The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

§	Average Maturity is computed by weighting the maturity of each security in the Portfolio by the market value of the security, then averaging these weighted figures.

†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS

At June 30, 2022

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 3.6%
AMMC CLO 16 Ltd. Series 2015-16A, Class AR2, 3-Month LIBOR + 0.98%, 2.02% (A), 04/14/2029 (B)	$121,445	$120,240
AMMC CLO XII Ltd. Series 2013-12A, Class AR2, 3-Month LIBOR + 0.95%, 2.35% (A), 11/10/2030 (B)	700,000	686,023
Anchorage Capital CLO 6 Ltd. Series 2015-6A, Class ARR, 3-Month LIBOR + 1.05%, 2.09% (A), 07/15/2030 (B)	100,000	98,458
Apidos CLO XXVII Series 2017-27A, Class A1R, 3-Month LIBOR + 0.93%, 1.97% (A), 07/17/2030 (B)	250,000	245,805
Arbor Realty Commercial Real Estate Notes Ltd.
Series 2021-FL2, Class A,
1-Month LIBOR + 1.10%, 2.42% (A), 05/15/2036 (B)	200,000	194,440
Series 2022-FL1, Class A,
1-Month SOFR + 1.45%, 2.23% (A), 01/15/2037 (B)	200,000	194,990
Barings CLO Ltd. Series 2013-IA, Class AR, 3-Month LIBOR + 0.80%, 1.86% (A), 01/20/2028 (B)	75,361	74,395
BDS LLC Series 2022-FL11, Class ATS, 1-Month SOFR + 1.80%, 3.31% (A), 03/19/2039 (B)	200,000	194,408
Birch Grove CLO Ltd. Series 19A, Class AR, 3-Month LIBOR + 1.13%, 2.96% (A), 06/15/2031 (B)	300,000	292,587
Carlyle Global Market Strategies CLO Ltd.
Series 2013-1A, Class A1RR,
3-Month LIBOR + 0.95%, 2.36% (A), 08/14/2030 (B)	250,000	245,304
Series 2015-4A, Class A1R,
3-Month LIBOR + 1.34%, 2.40% (A), 07/20/2032 (B)	200,000	194,815
CIFC Funding Ltd. Series 2017-4A, Class A1R, 3-Month LIBOR + 0.95%, 2.13% (A), 10/24/2030 (B)	650,000	637,703
Encore Credit Receivables Trust Series 2005-1, Class M1, 1-Month LIBOR + 0.66%, 2.28% (A), 07/25/2035	9,134	9,380
FORT CRE Issuer LLC Series 2022-FL3, Class A, 1-Month SOFR + 1.85%, 2.75% (A), 02/23/2039 (B)	300,000	291,957
Fremont Home Loan Trust Series 2005-1, Class M5, 1-Month LIBOR + 1.07%, 2.69% (A), 06/25/2035	160,178	155,031

	Principal	Value
ASSET-BACKED SECURITIES (continued)
JPMorgan Mortgage Acquisition Trust Series 2007-CH5, Class A5, 1-Month LIBOR + 0.26%, 1.88% (A), 06/25/2037	$ 100,952	$ 100,497
KKR CLO 9 Ltd. Series 9, Class AR2, 3-Month LIBOR + 0.95%, 1.99% (A), 07/15/2030 (B)	250,000	244,982
LCM XV LP Series 15A, Class AR2, 3-Month LIBOR + 1.00%, 2.06% (A), 07/20/2030 (B)	250,000	245,624
LCM XXV Ltd. Series 25A, Class AR, 3-Month SOFR + 1.10%, 1.95% (A), 07/20/2030 (B)	300,000	290,699
LFT CRE Ltd. Series 2021-FL1, Class A, 1-Month LIBOR + 1.17%, 2.49% (A), 06/15/2039 (B)	200,000	193,663
LoanCore Issuer Ltd.
Series 2019-CRE2, Class A,
1-Month LIBOR + 1.13%, 2.45% (A), 05/15/2036 (B)	23,173	22,873
Series 2022-CRE7, Class A,
1-Month SOFR + 1.55%, 2.33% (A), 01/17/2037 (B)	300,000	292,234
Louisiana Local Government Environmental Facilities & Community Development Authority Series 2022-ELL, Class A3, 4.28%, 02/01/2036	200,000	198,886
Man GLG Euro CLO Series 6A, Class AR, 3-Month EURIBOR + 0.81%, 0.81% (A), 10/15/2032 (B)	EUR 300,000	305,454
MASTR Asset-Backed Securities Trust Series 2004-WMC3, Class M1, 1-Month LIBOR + 0.83%, 2.45% (A), 10/25/2034	$ 109,410	106,450
Merrill Lynch Mortgage Investors Trust Series 2004-WMC5, Class M1, 1-Month LIBOR + 0.93%, 2.55% (A), 07/25/2035	85,310	82,534
MidOcean Credit CLO II Series 2013-2A, Class ARR, 3-Month LIBOR + 1.03%, 2.27% (A), 01/29/2030 (B)	235,167	231,437
Northstar Education Finance, Inc. Series 2012-1, Class A, 1-Month LIBOR + 0.70%, 2.32% (A), 12/26/2031 (B)	12,806	12,675
OZLM XVI Ltd. Series 2017-16A, Class A1R, 3-Month LIBOR + 1.03%, 2.44% (A), 05/16/2030 (B)	200,000	196,671
Palmer Square Loan Funding Ltd. Series 2021-3A, Class A1, 3-Month LIBOR + 0.80%, 1.86% (A), 07/20/2029 (B)	166,645	164,313

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
PHEAA Student Loan Trust Series 2016-2A, Class A, 1-Month LIBOR + 0.95%, 2.57% (A), 11/25/2065 (B)	$ 103,043	$ 100,292
RAMP Trust Series 2005-RS6, Class M4, 1-Month LIBOR + 0.98%, 2.60% (A), 06/25/2035	70,099	69,769
RASC Trust Series 2007-KS2, Class AI4, 1-Month LIBOR + 0.22%, 1.84% (A), 02/25/2037	92,374	86,409
Romark CLO Ltd. Series 2017-1A, Class A1R, 3-Month LIBOR + 1.03%, 2.21% (A), 10/23/2030 (B)	250,000	245,223
Saxon Asset Securities Trust Series 2005-4, Class M2, 1-Month LIBOR + 0.68%, 2.30% (A), 11/25/2037	277,874	272,031
SMB Private Education Loan Trust Series 2016-B, Class A2B, 1-Month LIBOR + 1.45%, 2.77% (A), 02/17/2032 (B)	168,457	167,814
Sound Point CLO IX Ltd. Series 2015-2A, Class ARRR, 3-Month LIBOR + 1.21%, 2.27% (A), 07/20/2032 (B)	100,000	96,986
Sound Point CLO XVI Ltd. Series 2017-2A, Class AR, 3-Month LIBOR + 0.98%, 2.16% (A), 07/25/2030 (B)	250,000	245,133
Sound Point CLO XVII Ltd. Series 2017-3A, Class A1R, 3-Month LIBOR + 0.98%, 2.04% (A), 10/20/2030 (B)	400,000	392,018
STWD Ltd. Series 2022-FL3, Class A, 1-Month SOFR + 1.35%, 2.13% (A), 11/15/2038 (B)	300,000	291,280
TCW CLO Ltd. Series 2018-1A, Class A1R, 3-Month LIBOR + 0.97%, 2.15% (A), 04/25/2031 (B)	100,000	97,994
Towd Point Mortgage Trust Series 2019-HY2, Class A1, 1-Month LIBOR + 1.00%, 2.62% (A), 05/25/2058 (B)	61,425	60,714
TRTX Issuer Ltd. Series 2022-FL5, Class A, 1-Month SOFR + 1.65%, 2.42% (A), 02/15/2039 (B)	300,000	291,738
Venture 38 CLO Ltd. Series 2019-38A, Class A1R, 3-Month LIBOR + 1.16%, 2.45% (A), 07/30/2032 (B)	200,000	194,262
Venture XIV CLO Ltd. Series 2013-14A, Class ARR, 3-Month LIBOR + 1.03%, 2.63% (A), 08/28/2029 (B)	478,824	472,045

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Vibrant CLO VI Ltd. Series 2017-6A, Class AR, 3-Month LIBOR + 0.95%, 3.05% (A), 06/20/2029 (B)	$ 184,481	$ 181,904
Vibrant CLO VII Ltd. Series 2017-7A, Class A1R, 3-Month LIBOR + 1.04%, 2.10% (A), 09/15/2030 (B)	250,000	245,287
VMC Finance LLC Series 2022-FL5, Class A, 1-Month SOFR + 1.90%, 2.69% (A), 02/18/2039 (B)	250,000	243,117

Total Asset-Backed Securities (Cost $10,305,172)		10,078,544

CORPORATE DEBT SECURITIES - 11.8%
Aerospace & Defense - 0.1%
Boeing Co. 3.60%, 05/01/2034	100,000	80,099
Spirit AeroSystems, Inc.
3.85%, 06/15/2026	100,000	85,500
3.95%, 06/15/2023 (C)	100,000	93,750

		259,349

Airlines - 0.4%
Air Canada 3.88%, 08/15/2026 (B)	100,000	84,589
American Airlines Pass-Through Trust
3.00%, 04/15/2030	149,358	135,565
3.25%, 04/15/2030	74,683	62,477
3.50%, 08/15/2033	80,242	66,851
4.00%, 01/15/2027	45,541	41,908
British Airways Pass-Through Trust 3.80%, 03/20/2033 (B)	151,529	143,396
Spirit Airlines Pass-Through Trust 4.10%, 10/01/2029	63,566	60,935
United Airlines Pass-Through Trust
2.88%, 04/07/2030	228,636	208,806
3.10%, 01/07/2030 - 04/07/2030	304,891	265,271

		1,069,798

Automobiles - 0.1%
Nissan Motor Co. Ltd. 4.35%, 09/17/2027 (B)	200,000	183,826

Banks - 2.6%
AIB Group PLC 4.75%, 10/12/2023 (B)	200,000	199,998
Bank of Ireland Group PLC 4.50%, 11/25/2023 (B)	300,000	299,279
BNP Paribas SA Fixed until 02/25/2031 (D), 4.63% (A) (B) (C)	200,000	147,600
Citigroup, Inc.
Fixed until 02/18/2026 (D), 3.88% (A)	500,000	415,000
4.40%, 06/10/2025	750,000	749,562
HSBC Holdings PLC
Fixed until 07/24/2026, 1.75% (A), 07/24/2027	GBP 200,000	218,603
Fixed until 12/17/2030 (D), 4.60% (A)	$ 200,000	153,731

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Banks (continued)
JPMorgan Chase & Co.
Fixed until 06/01/2028, 2.07% (A), 06/01/2029	$ 200,000	$ 172,192
Fixed until 04/22/2031, 2.58% (A), 04/22/2032	600,000	504,975
KKR Group Finance Co. XII LLC 4.85%, 05/17/2032 (B)	200,000	197,993
Lloyds Banking Group PLC
4.38%, 03/22/2028	200,000	194,691
4.55%, 08/16/2028	600,000	587,217
Mizuho Financial Group, Inc. Fixed until 05/22/2026, 1.23% (A), 05/22/2027	200,000	174,922
NatWest Group PLC
3.88%, 09/12/2023	300,000	299,164
Fixed until 05/18/2028, 4.89% (A), 05/18/2029	300,000	291,214
NBK SPC Ltd. Fixed until 09/15/2026, 1.63% (A), 09/15/2027 (B)	300,000	267,384
Santander Holdings USA, Inc. 3.45%, 06/02/2025	400,000	384,995
Santander UK Group Holdings PLC Fixed until 03/15/2031, 2.90% (A), 03/15/2032	200,000	166,389
Societe Generale SA Fixed until 12/14/2025, 1.49% (A), 12/14/2026 (B)	200,000	176,601
Stichting AK Rabobank Certificaten 6.50%, 12/29/2049 (D) (E) (F)	EUR 210,100	213,471
Sumitomo Mitsui Financial Group, Inc. 2.13%, 07/08/2030	$ 400,000	329,955
SVB Financial Group Fixed until 04/29/2027, 4.35% (A), 04/29/2028	200,000	195,278
Truist Financial Corp. Fixed until 03/01/2030 (D), 5.10% (A)	400,000	362,000
UniCredit SpA Fixed until 09/22/2025, 2.57% (A), 09/22/2026 (B)	350,000	313,407
Wells Fargo & Co. Fixed until 06/17/2026, 3.20% (A), 06/17/2027	200,000	189,565

		7,205,186

Beverages - 0.1%
Bacardi Ltd. 4.70%, 05/15/2028 (B)	100,000	98,934
Constellation Brands, Inc. 4.75%, 05/09/2032	200,000	197,858

		296,792

Biotechnology - 0.1%
Amgen, Inc.
4.20%, 02/22/2052	200,000	176,271
4.40%, 05/01/2045	200,000	181,301

		357,572

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Building Products - 0.1%
Ferguson Finance PLC 3.25%, 06/02/2030 (B)	$ 300,000	$ 260,248

Capital Markets - 1.0%
Ameriprise Financial, Inc. 4.50%, 05/13/2032	200,000	197,123
Banco BTG Pactual SA 4.50%, 01/10/2025 (B)	200,000	192,500
Brighthouse Holdings LLC 6.50% (F), 07/27/2037 (B) (D)	100,000	90,000
Credit Suisse Group AG
Fixed until 06/05/2025, 2.19% (A), 06/05/2026 (B)	300,000	272,155
4.28%, 01/09/2028 (B)	300,000	280,512
Deutsche Bank AG
Fixed until 11/19/2029, 1.75% (A), 11/19/2030 (E)	EUR 100,000	86,246
Fixed until 05/28/2031, 3.04% (A), 05/28/2032 (G)	$ 200,000	158,659
Goldman Sachs Group, Inc.
3-Month LIBOR + 0.75%, 2.25% (A), 02/23/2023	400,000	399,377
3-Month LIBOR + 1.75%, 2.99% (A), 10/28/2027	300,000	296,450
Nomura Holdings, Inc. 2.33%, 01/22/2027	400,000	356,835
UBS Group AG 4.13%, 09/24/2025 (B)	400,000	397,344

		2,727,201

Chemicals - 0.2%
Sasol Financing USA LLC 5.88%, 03/27/2024	300,000	293,400
Syngenta Finance NV 5.18%, 04/24/2028 (B)	200,000	202,774

		496,174

Communications Equipment - 0.1%
Motorola Solutions, Inc. 2.30%, 11/15/2030	200,000	156,888

Consumer Finance - 0.0% (H)
Nissan Motor Acceptance Co. LLC 2.00%, 03/09/2026 (B)	100,000	86,617

Containers & Packaging - 0.1%
Amcor Flexibles North America, Inc. 2.63%, 06/19/2030	200,000	164,392
Berry Global, Inc. 4.88%, 07/15/2026 (B)	200,000	190,872

		355,264

Diversified Financial Services - 0.7%
Aviation Capital Group LLC 5.50%, 12/15/2024 (B)	200,000	198,918
Brookfield Finance, Inc. 3.90%, 01/25/2028	700,000	669,939
DAE Funding LLC
1.55%, 08/01/2024 (B)	200,000	187,499
2.63%, 03/20/2025 (B)	200,000	185,791
Helios Leasing I LLC 1.56%, 09/28/2024	20,285	19,719

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services (continued)
Intercontinental Exchange, Inc. 4.35%, 06/15/2029	$ 300,000	$ 297,001
LeasePlan Corp. NV 2.88%, 10/24/2024 (B)	200,000	191,695
PennyMac Financial Services, Inc. 5.38%, 10/15/2025 (B)	100,000	87,179

		1,837,741

Diversified Telecommunication Services - 0.1%
Bell Telephone Co. of Canada / Bell Canada 4.30%, 07/29/2049	100,000	90,092
Level 3 Financing, Inc. 3.88%, 11/15/2029 (B)	200,000	165,165

		255,257

Electric Utilities - 1.6%
AEP Texas, Inc. 5.25%, 05/15/2052	100,000	101,981
Alabama Power Co. 4.15%, 08/15/2044	200,000	177,280
Arizona Public Service Co. 2.65%, 09/15/2050	100,000	64,387
Centrais Eletricas Brasileiras SA 4.63%, 02/04/2030 (B)	200,000	169,460
Duke Energy Florida LLC 3.40%, 10/01/2046	200,000	158,480
ENEL Finance International NV 4.63%, 06/15/2027 (B)	200,000	197,034
Entergy Mississippi LLC 2.85%, 06/01/2028	700,000	644,908
Georgia Power Co.
4.30%, 03/15/2042	100,000	87,382
4.70%, 05/15/2032	200,000	201,072
Liberty Utilities Finance GP 1 2.05%, 09/15/2030 (B)	200,000	164,566
Niagara Mohawk Power Corp. 4.12%, 11/28/2042 (B)	100,000	84,508
Northern States Power Co. 4.50%, 06/01/2052	100,000	99,131
Pacific Gas & Electric Co.
3.45%, 07/01/2025	250,000	235,311
3.50%, 06/15/2025 (I) (J)	110,000	104,299
3.75%, 07/01/2028 - 08/15/2042	450,000	356,885
Pennsylvania Electric Co. 3.60%, 06/01/2029 (B)	400,000	377,559
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 4.38%, 02/05/2050 (B)	200,000	147,000
Southern California Edison Co.
3.90%, 03/15/2043	100,000	80,650
4.00%, 04/01/2047	300,000	244,810
4.65%, 10/01/2043	300,000	273,712
Southwestern Electric Power Co. 6.20%, 03/15/2040	400,000	430,274

		4,400,689

Electronic Equipment, Instruments & Components - 0.0% (H)
Flex Ltd. 4.88%, 06/15/2029	100,000	96,480

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts - 0.8%
Alexandria Real Estate Equities, Inc. 4.50%, 07/30/2029	$ 200,000	$ 195,190
American Tower Corp.
2.10%, 06/15/2030	100,000	80,285
4.00%, 06/01/2025	760,000	752,448
Essex Portfolio LP 4.00%, 03/01/2029	300,000	286,951
Goodman US Finance Five LLC 4.63%, 05/04/2032 (B)	200,000	196,714
National Retail Properties, Inc. 4.80%, 10/15/2048	300,000	278,123
Omega Healthcare Investors, Inc. 3.25%, 04/15/2033	100,000	75,961
STORE Capital Corp. 2.75%, 11/18/2030	200,000	163,414
UDR, Inc. 3.00%, 08/15/2031	100,000	85,724
VICI Properties LP 4.38%, 05/15/2025	200,000	195,373

		2,310,183

Gas Utilities - 0.1%
Southern California Gas Co. 4.13%, 06/01/2048	300,000	264,362

Health Care Providers & Services - 0.4%
AHS Hospital Corp. 5.02%, 07/01/2045	200,000	213,308
CHRISTUS Health 4.34%, 07/01/2028	200,000	201,017
Fresenius Medical Care US Finance III, Inc. 2.38%, 02/16/2031 (B) (C)	200,000	158,530
Hackensack Meridian Health, Inc. 4.50%, 07/01/2057	100,000	96,664
HCA, Inc. 4.13%, 06/15/2029	100,000	91,347
Nationwide Children’s Hospital, Inc. 4.56%, 11/01/2052	200,000	202,265
Northwell Healthcare, Inc. 3.98%, 11/01/2046	200,000	174,818

		1,137,949

Hotels, Restaurants & Leisure - 0.2%
GLP Capital LP / GLP Financing II, Inc.
4.00%, 01/15/2030	100,000	87,567
5.38%, 04/15/2026	60,000	58,717
Marriott International, Inc. 2.85%, 04/15/2031	100,000	83,148
Sands China Ltd. 3.80%, 01/08/2026	300,000	240,333

		469,765

Insurance - 0.3%
Fairfax Financial Holdings Ltd. 3.38%, 03/03/2031	100,000	86,658
Globe Life, Inc. 4.80%, 06/15/2032	100,000	98,556
Liberty Mutual Group, Inc. 5.50%, 06/15/2052 (B)	200,000	190,765

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Pacific Life Insurance Co. Fixed until 10/24/2047, 4.30% (A), 10/24/2067 (B)	$ 500,000	$ 421,425
Willis North America, Inc. 4.65%, 06/15/2027	200,000	197,525

		994,929

Interactive Media & Services - 0.0% (H)
Tencent Holdings Ltd. 3.98%, 04/11/2029 (B)	100,000	94,925

IT Services - 0.1%
CGI, Inc. 2.30%, 09/14/2031	200,000	160,918

Life Sciences Tools & Services - 0.0% (H)
Illumina, Inc. 2.55%, 03/23/2031	100,000	81,531

Machinery - 0.1%
Westinghouse Air Brake Technologies Corp. 4.40%, 03/15/2024	400,000	400,959

Media - 0.6%
CCO Holdings LLC / CCO Holdings Capital Corp. 4.75%, 03/01/2030 (B)	400,000	342,430
Charter Communications Operating LLC / Charter Communications Operating Capital
4.20%, 03/15/2028	300,000	282,544
4.80%, 03/01/2050	200,000	159,754
Comcast Corp. 2.94%, 11/01/2056	941,000	656,926
Discovery Communications LLC 4.00%, 09/15/2055	243,000	171,311

		1,612,965

Multi-Utilities - 0.1%
CenterPoint Energy, Inc. Fixed until 09/01/2023 (D), 6.13% (A) (C)	100,000	85,059
San Diego Gas & Electric Co. 1.70%, 10/01/2030	100,000	82,303

		167,362

Oil, Gas & Consumable Fuels - 0.7%
Boardwalk Pipelines LP 3.40%, 02/15/2031	200,000	170,921
Energy Transfer LP
4.75%, 01/15/2026	400,000	398,925
7.50%, 07/01/2038	50,000	53,748
Enterprise Products Operating LLC 3.20%, 02/15/2052	230,000	166,324
Kinder Morgan, Inc. 7.75%, 01/15/2032	100,000	116,962
Midwest Connector Capital Co. LLC 3.90%, 04/01/2024 (B)	200,000	196,410
Pertamina Persero PT 4.18%, 01/21/2050 (B)	200,000	156,594
Rockies Express Pipeline LLC 4.80%, 05/15/2030 (B)	200,000	166,500
Targa Resources Corp. 5.20%, 07/01/2027 (K)	100,000	100,575

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Targa Resources Partners LP / Targa Resources Partners Finance Corp. 4.00%, 01/15/2032	$ 100,000	$ 85,576
Tennessee Gas Pipeline Co. LLC 7.00%, 10/15/2028	100,000	109,080
Var Energi ASA 5.00%, 05/18/2027 (B)	200,000	199,119
Woodside Finance Ltd. 3.65%, 03/05/2025 (B)	10,000	9,833

		1,930,567

Pharmaceuticals - 0.3%
Bayer US Finance II LLC 4.63%, 06/25/2038 (B)	600,000	544,660
Jazz Securities DAC 4.38%, 01/15/2029 (B)	200,000	177,428

		722,088

Professional Services - 0.0% (H)
Moody’s Corp. 3.10%, 11/29/2061	200,000	139,277

Road & Rail - 0.1%
Avolon Holdings Funding Ltd.
2.53%, 11/18/2027 (B)	79,000	64,636
2.88%, 02/15/2025 (B)	100,000	92,057
Park Aerospace Holdings Ltd. 5.50%, 02/15/2024 (B)	28,000	27,791

		184,484

Semiconductors & Semiconductor Equipment - 0.0% (H)
Broadcom, Inc. 3.19%, 11/15/2036 (B)	100,000	76,308

Software - 0.5%
Citrix Systems, Inc. 1.25%, 03/01/2026	100,000	96,860
Fair Isaac Corp. 4.00%, 06/15/2028 (B)	100,000	88,500
Oracle Corp.
1.65%, 03/25/2026 03/22/2021 (G)	700,000	627,764
2.95%, 05/15/2025	760,000	728,129

		1,541,253

Technology Hardware, Storage & Peripherals - 0.1%
Dell International LLC / EMC Corp. 8.10%, 07/15/2036	216,000	252,896
Seagate HDD Cayman 4.13%, 01/15/2031	200,000	163,500

		416,396

Trading Companies & Distributors - 0.1%
Fortress Transportation & Infrastructure Investors LLC 6.50%, 10/01/2025 (B)	200,000	188,256

Total Corporate Debt Securities (Cost $36,600,150)		32,939,559

FOREIGN GOVERNMENT OBLIGATIONS - 0.8%
Canada - 0.2%
Province of Quebec 2.50%, 04/20/2026	600,000	583,294

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Principal	Value

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Dominican Republic - 0.1%
Dominican Republic International Bond 4.88%, 09/23/2032 (B)	$ 200,000	$ 153,846

Indonesia - 0.1%
Perusahaan Penerbit SBSN Indonesia III 4.40%, 06/06/2027 (B)	200,000	198,500

Japan - 0.3%
Japan Finance Organization for Municipalities 2.13%, 10/25/2023 (B)	800,000	790,991

Peru - 0.1%
Peru Government International Bond
5.94%, 02/12/2029 (E)	PEN 700,000	166,931
5.94%, 02/12/2029 (B)	600,000	143,084
8.20%, 08/12/2026 (B)	400,000	109,253

		419,268

Romania - 0.0% (H)
Romania Government International Bond 2.75%, 04/14/2041 (B)	EUR 200,000	122,086

Total Foreign Government Obligations (Cost $2,582,312)		2,267,985

LOAN ASSIGNMENTS - 0.1%
Capital Markets - 0.1%
Zephyrus Capital Aviation Partners LLC Term Loan, 4.61%, 10/15/2038 (L) (M) (N)	$ 273,378	237,839

IT Services - 0.0% (H)
Virtusa Corp. 1st Lien Term Loan B, 1-Month LIBOR + 3.75%, 5.42% (A), 02/11/2028	98,750	92,948

Total Loan Assignments (Cost $367,485)		330,787

MORTGAGE-BACKED SECURITIES - 2.0%
Angel Oak Mortgage Trust Series 2020-4, Class A1, 1.47% (A), 06/25/2065 (B)	50,744	48,497
Ashford Hospitality Trust Series 2018-ASHF, Class A, 1-Month LIBOR + 0.90%, 2.22% (A), 04/15/2035 (B)	151,578	147,148
BAMLL Commercial Mortgage Securities Trust Series 2019-RLJ, Class A, 1-Month LIBOR + 1.05%, 2.37% (A), 04/15/2036 (B)	300,000	293,724
Bear Stearns Alt-A Trust Series 2005-7, Class 22A1, 3.07% (A), 09/25/2035	82,156	54,095
BIG Commercial Mortgage Trust Series 2022-BIG, Class A, 1-Month SOFR + 1.34%, 2.62% (A), 02/15/2039 (B)	200,000	193,872
ChaseFlex Trust Series 2007-2, Class A1, 1-Month LIBOR + 0.56%, 2.18% (A), 05/25/2037	119,571	117,342

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust Series 2018-HOME, Class A, 3.94% (A), 04/10/2033 (B)	$ 300,000	$ 283,130
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-AR7, Class 2A1, 3.05% (A), 11/25/2034	27,679	27,671
DBUBS Mortgage Trust Series 2017-BRBK, Class A, 3.45%, 10/10/2034 (B)	600,000	583,346
DROP Mortgage Trust Series 2021-FILE, Class A, 1-Month LIBOR + 1.15%, 2.47% (A), 10/15/2043 (B)	100,000	96,484
Eurosail PLC Series 2006-4X, Class A3C, 3-Month GBP LIBOR + 0.16%, 1.70% (A), 12/10/2044 (E)	GBP 4,874	5,909
Extended Stay America Trust Series 2021-ESH, Class A, 1-Month LIBOR + 1.08%, 2.41% (A), 07/15/2038 (B)	$ 298,165	290,677
HarborView Mortgage Loan Trust Series 2005-4, Class 3A1, 3.22% (A), 07/19/2035	21,271	16,285
Independence Plaza Trust Series 2018-INDP, Class A, 3.76%, 07/10/2035 (B)	400,000	388,660
La Hipotecaria El Salvadorian Mortgage Trust Series 2016-1A, Class A, 3.36%, 01/15/2046 (B)	236,841	226,031
MASTR Alternative Loan Trust Series 2003-9, Class 4A1, 5.25%, 11/25/2033	65,028	62,937
Merrill Lynch Mortgage Investors Trust Series 2003-B, Class A1, 1-Month LIBOR + 0.68%, 2.30% (A), 04/25/2028	60,576	57,995
Mill City Mortgage Loan Trust Series 2019-GS2, Class A1, 2.75% (A), 08/25/2059 (B)	96,343	93,458
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25, Class A4, 3.37%, 10/15/2048	500,000	487,855
Morgan Stanley Bank of America Merrill Lynch Trust, Interest Only STRIPS Series 2013-C8, Class XA, 1.02% (A), 12/15/2048	461,499	1,335
MortgageIT Trust Series 2005-2, Class 1A1, 1-Month LIBOR + 0.52%, 2.14% (A), 05/25/2035	8,998	8,751
Natixis Commercial Mortgage Securities Trust Series 2019-10K, Class A, 3.62%, 05/15/2039 (B)	400,000	371,218

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust
Series 2019-RPL3, Class A1,
2.75% (A), 07/25/2059 (B)	$ 282,473	$ 273,111
Series 2020-RPL1, Class A1,
2.75% (A), 11/25/2059 (B)	113,607	108,646
NYO Commercial Mortgage Trust Series 2021-1290, Class A, 1-Month LIBOR + 1.10%, 2.42% (A), 11/15/2038 (B)	300,000	286,682
Towd Point Mortgage Funding / Granite4 PLC Series 2019-GR4A, Class A1, SONIA + 1.14%, 2.06%, 10/20/2051	GBP 343,298	416,519
Towd Point Mortgage Trust Series 2019-4, Class A1, 2.90% (A), 10/25/2059 (B)	$ 100,563	97,455
WaMu Mortgage Pass-Through Certificates Trust Series 2006-AR9, Class 2A, 1-COFI + 1.50%, 1.72% (A), 08/25/2046	204,743	185,909
Worldwide Plaza Trust Series 2017-WWP, Class A, 3.53%, 11/10/2036 (B)	500,000	465,932

Total Mortgage-Backed Securities (Cost $6,033,392)		5,690,674

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.4%
California - 0.1%
Bay Area Toll Authority, Revenue Bonds, Series S1, 6.92%, 04/01/2040	100,000	122,641
Los Angeles Community College District, General Obligation Unlimited, 6.60%, 08/01/2042	100,000	126,908
State of California, General Obligation Unlimited, 7.35%, 11/01/2039	150,000	195,396

		444,945

New York - 0.1%
New York State Urban Development Corp., Revenue Bonds, 1.83%, 03/15/2029	200,000	174,484

Ohio - 0.1%
Ohio Air Quality Development Authority, Revenue Bonds, 4.25%, 11/01/2039 (A)	200,000	202,467

Pennsylvania - 0.0% (H)
Commonwealth Financing Authority, Revenue Bonds, Series A, 2.99%, 06/01/2042	200,000	159,362

Texas - 0.1%
Texas Transportation Commission State Highway Fund, Revenue Bonds, 4.00%, 10/01/2033	200,000	198,489

Total Municipal Government Obligations (Cost $1,303,957)		1,179,747

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 8.1%
Federal Home Loan Mortgage Corp. 4.50%, 08/01/2048	$ 194,888	$ 199,042
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates 3.34% (A), 04/25/2028	600,000	594,038
Federal Home Loan Mortgage Corp. REMIC
1-Month LIBOR + 0.35%, 1.15% (A), 01/15/2038	199,846	198,941
1-Month LIBOR + 0.40%, 1.72% (A), 02/15/2041 - 09/15/2045	414,067	412,479
3.50%, 01/15/2048	702,187	679,183
Federal Home Loan Mortgage Corp. REMIC, Interest Only STRIPS 1.30% (A), 01/15/2038	199,846	11,191
Federal Home Loan Mortgage Corp., Interest Only STRIPS (1.00) * 1-Month LIBOR + 5.89%, 4.57% (A), 09/15/2043	226,685	33,821
Federal National Mortgage Association
3.50%, 06/01/2045	57,547	56,430
4.00%, 09/01/2050	1,690,316	1,688,415
4.50%, 03/01/2039 - 02/01/2041	91,972	95,033
Federal National Mortgage Association REMIC 1-Month LIBOR + 0.55%, 2.17% (A), 02/25/2041	29,988	30,032
Federal National Mortgage Association REMIC, Interest Only STRIPS 3.00%, 03/25/2028	109,196	6,537
Government National Mortgage Association 1-Month LIBOR + 0.80%, 1.60% (A), 05/20/2066 - 06/20/2066	857,428	853,954
Tagua Leasing LLC 1.58%, 11/16/2024	22,544	22,051
Uniform Mortgage-Backed Security
2.50%, TBA (K)	900,000	809,824
3.00%, TBA (K)	6,300,000	5,867,244
3.50%, TBA (K)	2,700,000	2,597,162
4.00%, TBA (K)	6,200,000	6,109,664
4.50%, TBA (K)	2,455,000	2,463,812

Total U.S. Government Agency Obligations (Cost $22,915,096)		22,728,853

U.S. GOVERNMENT OBLIGATIONS - 8.3%
U.S. Treasury - 8.3%
U.S. Treasury Bond
1.13%, 05/15/2040	680,000	476,186
1.38%, 11/15/2040 - 08/15/2050 (O)	7,980,000	5,732,762
1.75%, 08/15/2041	1,700,000	1,300,832
1.88%, 02/15/2041 - 11/15/2051	3,260,000	2,566,104
1.88%, 02/15/2051 (O)	200,000	151,336
2.00%, 11/15/2041	3,200,000	2,556,000
2.25%, 02/15/2052 (C)	200,000	166,000
2.38%, 02/15/2042	900,000	767,391
2.88%, 11/15/2046 (O)	1,200,000	1,102,031
2.88%, 05/15/2052	300,000	285,703
3.00%, 02/15/2048 - 08/15/2048 (O)	1,670,000	1,586,963
3.13%, 11/15/2041 - 05/15/2048 (O)	2,310,000	2,239,331
4.38%, 05/15/2041 (O)	1,900,000	2,186,930

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Principal	Value

U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Bond, Principal Only STRIPS Zero Coupon, 05/15/2050 (C)	$ 2,100,000	$ 871,337
U.S. Treasury Note 2.63%, 05/31/2027 (C)	1,300,000	1,277,351

Total U.S. Government Obligations (Cost $27,975,231)		23,266,257

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 21.7%
U.S. Cash Management Bill 1.16% (P), 09/06/2022	10,400,000	10,369,612
U.S. Treasury Bill
Zero Coupon, 07/19/2022	28,100,000	28,085,089
0.72% (P), 07/26/2022	6,900,000	6,894,987
0.76% (P), 07/14/2022	300,000	299,889
0.87% (P), 07/21/2022	11,400,000	11,393,691
1.04% (P), 08/02/2022	1,800,000	1,798,154
1.17% (P), 08/09/2022	600,000	599,170
1.66% (P), 09/15/2022	1,300,000	1,295,643

Total Short-Term U.S. Government Obligations (Cost $60,752,878)		60,736,235

	Shares	Value
OTHER INVESTMENT COMPANY - 1.0%
Securities Lending Collateral - 1.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.54% (P)	2,796,053	2,796,053

Total Other Investment Company (Cost $2,796,053)		2,796,053

	Principal	Value
REPURCHASE AGREEMENTS - 40.7%
Fixed Income Clearing Corp., 0.35% (P), dated 06/30/2022, to be repurchased at $5,359,263 on 07/01/2022. Collateralized by a U.S. Government Obligation, 3.00%, due 06/30/2024, and with a value of $5,466,413.	$ 5,359,211	5,359,211

	Principal	Value
REPURCHASE AGREEMENTS (continued)
HSBC Bank PLC, 1.49% (P), dated 06/30/2022, to be repurchased at $106,104,391 on 07/01/2022. Collateralized by U.S. Government Obligations, 3.25, due 06/30/2027, with a value of $ 109,528,243.	$ 106,100,000	$ 106,100,000
JPMorgan Securities LLC, 1.40% (P), dated 06/30/2022, to be repurchased at $2,600,101 on 07/01/2022. Collateralized by a U.S. Government Obligation, 1.38%, due 11/15/2031, and with a value of $2,661,662.	2,600,000	2,600,000

Total Repurchase Agreements (Cost $114,059,211)		114,059,211

Total Investments Excluding Options Purchased (Cost $285,690,937)		276,073,905
Total Options Purchased - 1.3% (Cost $4,380,468)		3,737,260

Total Investments Before Securities Sold Short (Cost $290,071,405)		279,811,165

	Principal	Value
TBA SHORT COMMITMENT - (0.3)%
U.S. GOVERNMENT AGENCY OBLIGATION - (0.3)%
Uniform Mortgage-Backed Security 4.50%, TBA	$ (855,000)	$ (859,375)

Total TBA Short Commitment (Proceeds $(863,475))		(859,375)

Net Other Assets (Liabilities), Net of Securities Sold Short - 0.5%		1,426,714

Net Assets - 100.0%		$ 280,378,504

OVER-THE-COUNTER OPTIONS PURCHASED:

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Put - S&P 500® Index	MSC	USD	3,125.00	06/16/2023	USD	26,800	268	$4,380,468	$3,737,260

OVER-THE-COUNTER CREDIT DEFAULT SWAPTIONS WRITTEN:

Description	Counterparty	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums (Received)	Value
Call - North America Investment Grade Index-Series 37	GSI	Receive	0.70%	08/17/2022	USD	800,000	$(880)	$(94)
Put - North America Investment Grade Index-Series 37	MSC	Pay	1.25	07/20/2022	USD	1,400,000	(2,275)	(758)
Put - North America Investment Grade Index-Series 37	GSI	Pay	1.30	08/17/2022	USD	800,000	(1,800)	(1,277)

Total							$(4,955)	$(2,129)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS WRITTEN:

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums (Received)	Value
Call - 10-Year	GSB	1-Year USD-SOFR	Receive	2.35%	08/16/2022	USD	1,400,000	$(11,795)	$(4,273)
Put - 10-Year	GSB	1-Year USD-SOFR	Pay	3.05	08/16/2022	USD	1,400,000	(11,795)	(9,163)

Total								$(23,590)	$(13,436)

								Premiums (Received)	Value
TOTAL WRITTEN OPTIONS AND SWAPTIONS								$(28,545)	$(15,565)

CENTRALLY CLEARED SWAP AGREEMENTS:

Credit Default Swap Agreements on Corporate and Sovereign Issues - Sell Protection (Q)
Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2022 (R)	Notional Amount (S)		Value (T)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
AT&T Inc., 3.80%, 02/15/2027	1.00%	Quarterly	12/20/2025	1.11%	USD	100,000	$(277)	$950	$(1,227)
AT&T Inc., 3.80%, 02/15/2027	1.00	Quarterly	06/20/2026	1.14	USD	300,000	(1,461)	3,456	(4,917)
Boeing Co., 2.60%, 07/30/2025	1.00	Quarterly	06/20/2023	1.52	USD	100,000	(461)	194	(655)
Boeing Co., 2.60%, 10/30/2025	1.00	Quarterly	06/20/2027	2.54	USD	200,000	(13,157)	(8,774)	(4,383)
General Electric Co., 2.70%, 10/09/2022	1.00	Quarterly	12/20/2026	1.70	USD	100,000	(2,838)	1,199	(4,037)
Morgan Stanley, 3.75%, 02/25/2023	1.00	Quarterly	12/20/2022	0.57	USD	100,000	233	323	(90)
Verizon Communications, Inc., 4.13%, 03/16/2017	1.00	Quarterly	12/20/2026	1.20	USD	200,000	(1,487)	4,037	(5,524)

Total							$(19,448)	$1,385	$(20,833)

Credit Default Swap Agreements on Credit Indices - Sell Protection (Q)
Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (S)		Value (T)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Markit iTraxx® Europe Crossover - Series 17	1.00%	Quarterly	06/20/2027	EUR	100,000	$(900)	$200	$(1,100)
MSCI Emerging Markets Index - Series 36	1.00	Quarterly	12/20/2026	USD	400,000	(51,716)	(11,968)	(39,748)
North America High Yield Index - Series 38	5.00	Quarterly	06/20/2027	USD	588,000	(16,908)	30,654	(47,562)

Total						$(69,524)	$18,886	$(88,410)

Interest Rate Swap Agreements
Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month CAD-CDOR	Receive	1.22%	Semi-Annually	03/03/2025	CAD	200,000	$(9,029)	$1	$(9,030)
3-Month CAD-CDOR	Receive	1.24	Semi-Annually	03/04/2025	CAD	700,000	(31,349)	505	(31,854)
3-Month USD-LIBOR	Pay	1.00	Semi-Annually/ Quarterly	12/16/2030	USD	2,800,000	427,909	130,732	297,177
3-Month USD-LIBOR	Pay	1.44	Semi-Annually/ Quarterly	07/21/2031	USD	1,200,000	146,385	—	146,385
3-Month USD-LIBOR	Pay	1.45	Semi-Annually/ Quarterly	07/16/2031	USD	1,000,000	121,938	—	121,938
3-Month USD-LIBOR	Pay	1.47	Semi-Annually/ Quarterly	07/15/2031	USD	1,600,000	193,112	—	193,112
3-Month USD-LIBOR	Pay	1.49	Semi-Annually/ Quarterly	06/23/2031	USD	700,000	86,158	—	86,158

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS (continued):

Interest Rate Swap Agreements (continued)
Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	Pay	2.00%	Semi-Annually/ Quarterly	12/15/2051	USD	800,000	$144,409	$(25,410)	$169,819
6-Month EUR-EURIBOR	Receive	0.25	Semi-Annually/ Annually	09/21/2032	EUR	1,300,000	(245,448)	(114,315)	(131,133)
12-Month USD-SOFR	Pay	1.75	Annually	12/15/2051	USD	900,000	151,665	(37,276)	188,941

Total							$985,750	$(45,763)	$1,031,513

OVER-THE-COUNTER SWAP AGREEMENTS:

Credit Default Swap Agreements on Corporate and Sovereign Issues - Sell Protection (Q)
Reference Obligation	Counterparty	Fixed Rate Receivable	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2022 (R)	Notional Amount (S)		Value (T)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Colombia Government International Bond, 10.38%, 01/28/2033	MSC	1.00%	Quarterly	06/20/2027	2.91%	USD	100,000	$ (8,043)	$ (3,438)	$ (4,605)
Colombia Government International Bond, 10.38%, 01/28/2033	CITI	1.00	Quarterly	06/20/2027	2.91	USD	100,000	(8,043)	(5,344)	(2,699)
Republic of South Africa Government International Bond, 5.88%, 09/16/2025	GSI	1.00	Quarterly	12/20/2026	3.01	USD	300,000	(22,966)	(12,856)	(10,110)

Total								$ (39,052)	$ (21,638)	$ (17,414)

Credit Default Swap Agreements on Credit Indices - Sell Protection (Q)
Reference Obligation	Counterparty	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (S)		Value (T)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North America CMBS Basket Index - Series AAA8	GSI	0.50%	Monthly	10/17/2057	USD	900,000	$1,068	$(35,284)	$36,352
North America CMBS Basket Index - Series AAA9	GSI	0.50	Monthly	09/17/2058	USD	597,771	(280)	(32,443)	32,163

Total							$788	$(67,727)	$68,515

Value
OTC Swap Agreements, at value (Assets)	$1,068
OTC Swap Agreements, at value (Liabilities)	$(39,332)

FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Note	6	09/30/2022	$1,264,039	$1,260,094	$—	$(3,945)
5-Year U.S. Treasury Note	25	09/30/2022	2,818,392	2,806,250	—	(12,142)
10-Year U.S. Treasury Note	94	09/21/2022	11,185,370	11,141,937	—	(43,433)
30-Year U.S. Treasury Bond	14	09/21/2022	1,954,879	1,940,750	—	(14,129)
E-Mini Russell 2000® Index	165	09/16/2022	14,709,450	14,091,000	—	(618,450)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

FUTURES CONTRACTS (continued):

Long Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
Euro-BTP Italy Government Bond	11	09/08/2022	$1,453,979	$1,419,260	$—	$(34,719)
MSCI EAFE Index	454	09/16/2022	42,450,753	42,144,820	—	(305,933)
S&P 500® E-Mini Index	452	09/16/2022	87,672,640	85,642,700	—	(2,029,940)

Total					$—	$(3,062,691)

Short Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Ultra Note	(17)	09/21/2022	$(2,180,625)	$(2,165,375)	$15,250	$—
Euro OAT	(9)	09/08/2022	(1,346,115)	(1,306,553)	39,562	—
German Euro Bund	(21)	09/08/2022	(3,363,636)	(3,274,194)	89,442	—

Total					$144,254	$—

Total Futures Contracts					$144,254	$(3,062,691)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BNP	07/01/2022	USD	1,891	MXN	38,000	$1	$—
BNP	07/01/2022	MXN	38,000	USD	1,817	73	—
BNP	07/05/2022	USD	512,738	GBP	407,000	17,271	—
BNP	07/05/2022	EUR	191,000	USD	202,216	—	(1,995)
BNP	08/02/2022	USD	494,518	GBP	407,000	—	(1,211)
BNP	09/15/2022	MXN	38,000	USD	1,863	—	—
BOA	07/01/2022	DKK	586,359	USD	83,399	—	(779)
BOA	08/01/2022	USD	83,399	DKK	585,169	773	—
BOA	09/06/2022	USD	518,377	PEN	2,002,388	—	(868)
CITI	07/05/2022	USD	2,139	BRL	10,394	156	—
CITI	07/05/2022	BRL	10,394	USD	1,984	—	(1)
DUB	07/01/2022	USD	35,402	DKK	239,543	1,650	—
GSB	07/05/2022	USD	1,984	BRL	10,394	1	—
GSB	07/05/2022	BRL	10,394	USD	1,999	—	(16)
GSB	08/02/2022	USD	1,984	BRL	10,394	18	—
HSBC	07/05/2022	USD	985,367	EUR	915,000	26,193	—
HSBC	08/02/2022	USD	31,306	EUR	30,000	—	(201)
MSC	07/01/2022	USD	69,723	DKK	469,949	3,506	—
MSC	07/01/2022	DKK	123,060	USD	17,490	—	(151)
MSC	08/01/2022	USD	17,490	DKK	122,810	149	—

Total						$49,791	$(5,222)

INVESTMENT VALUATION:

Valuation Inputs (U)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (V)	Value
ASSETS
Investments
Asset-Backed Securities	$—	$10,078,544	$—	$10,078,544
Corporate Debt Securities	—	32,939,559	—	32,939,559
Foreign Government Obligations	—	2,267,985	—	2,267,985

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

INVESTMENT VALUATION (continued):

Valuation Inputs (continued) (U)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (V)	Value
Loan Assignments	$—	$92,948	$237,839	$330,787
Mortgage-Backed Securities	—	5,690,674	—	5,690,674
Municipal Government Obligations	—	1,179,747	—	1,179,747
U.S. Government Agency Obligations	—	22,728,853	—	22,728,853
U.S. Government Obligations	—	23,266,257	—	23,266,257
Short-Term U.S. Government Obligations	—	60,736,235	—	60,736,235
Other Investment Company	2,796,053	—	—	2,796,053
Repurchase Agreements	—	114,059,211	—	114,059,211
Over-the-Counter Options Purchased	3,737,260	—	—	3,737,260

Total Investments	$6,533,313	$273,040,013	$237,839	$279,811,165

Other Financial Instruments
Centrally Cleared Credit Default Swap Agreements	$—	$233	$—	$233
Centrally Cleared Interest Rate Swap Agreements	—	1,271,576	—	1,271,576
Over-the-Counter Credit Default Swap Agreements	—	1,068	—	1,068
Futures Contracts (W)	144,254	—	—	144,254
Forward Foreign Currency Contracts (W)	—	49,791	—	49,791

Total Other Financial Instruments	$144,254	$1,322,668	$—	$1,466,922

LIABILITIES
Securities Sold Short
U.S. Government Agency Obligation	$—	$(859,375)	$—	$(859,375)

Total Securities Sold Short	$—	$(859,375)	$—	$(859,375)

Other Financial Instruments
Over-the-Counter Credit Default Swaptions Written	$—	$(2,129)	$—	$(2,129)
Over-the-Counter Interest Rate Swaptions Written	—	(13,436)	—	(13,436)
Centrally Cleared Credit Default Swap Agreements	—	(89,205)	—	(89,205)
Centrally Cleared Interest Rate Swap Agreements	—	(285,826)	—	(285,826)
Over-the-Counter Credit Default Swap Agreements	—	(39,332)	—	(39,332)
Futures Contracts (W)	(3,062,691)	—	—	(3,062,691)
Forward Foreign Currency Contracts (W)	—	(5,222)	—	(5,222)

Total Other Financial Instruments	$(3,062,691)	$(435,150)	$—	$(3,497,841)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2022, the total value of 144A securities is $24,398,672, representing 8.7% of the Portfolio’s net assets.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $2,739,330, collateralized by cash collateral of $2,796,053. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Perpetual maturity. The date displayed is the next call date.
(E)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At June 30, 2022, the total value of Regulation S securities is $472,557, representing 0.2% of the Portfolio’s net assets.
(F)	Step bonds. Coupon rates change in increments to maturity. The rates disclosed are as of June 30, 2022; the maturity dates disclosed are the ultimate maturity dates.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(G)	Restricted securities. At June 30, 2022, the value of such securities held by the Portfolio are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Corporate Debt Securities	Deutsche Bank AG Fixed until 05/28/2031 3.04%, 05/28/2032	06/03/2021	$199,708	$158,659	0.1%

Corporate Debt Securities	Oracle Corp. 1.65%, 03/25/2026	03/22/2021	699,664	627,764	0.2

Total			$899,372	$786,423	0.3%

(H)	Percentage rounds to less than 0.1% or (0.1)%.
(I)	Security in default; no interest payments received and/or dividends declared during the last 12 months. At June 30, 2022, the value of this security is $104,299, representing less than 0.1% of the Portfolio’s net assets.
(J)	Non-income producing security.
(K)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after June 30, 2022. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(L)	Fixed rate loan commitment at June 30, 2022.
(M)	Security is Level 3 of the fair value hierarchy.
(N)	Fair valued as determined in good faith in accordance with procedures established by the Board. At June 30, 2022, the value of the security is $237,839, representing 0.1% of the Portfolio’s net assets.
(O)	Securities are subject to sale-buyback transactions. The average amount of sale-buybacks outstanding during the period ended June 30, 2022 was $0 at a weighted average interest rate of 0.00%.
(P)	Rates disclosed reflect the yields at June 30, 2022.
(Q)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(R)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(S)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(T)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(U)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2022. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(V)	Level 3 securities were not considered significant to the Portfolio.
(W)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

BRL	Brazilian Real
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
MXN	Mexican Peso
PEN	Peruvian Sol
USD	United States Dollar

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

COUNTERPARTY ABBREVIATIONS:

BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
DUB	Deutsche Bank AG
GSB	Goldman Sachs Bank
GSI	Goldman Sachs International
HSBC	HSBC Bank USA
MSC	Morgan Stanley & Co.

PORTFOLIO ABBREVIATIONS:

BTP	Buoni del Tesoro Poliennali (Italian Treasury Bonds)
CDOR	Canadian Dollar Offered Rate
CMBS	Commercial Mortgage-Backed Securities
EAFE	Europe, Australasia and Far East
EURIBOR	Euro Interbank Offer Rate
LIBOR	London Interbank Offered Rate
OAT	Obligations Assimilables du Tresor (Treasury Obligations)
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Tactical – Growth VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2022

(unaudited)

Assets:
Investments, at value (cost $176,012,194) (including securities loaned of $2,739,330)	$165,751,954
Repurchase agreement, at value (cost $114,059,211)	114,059,211
Cash collateral pledged at broker for:
Centrally cleared swap agreements	734,000
Futures contracts	8,186,000
OTC swap agreements, at value	1,068
Foreign currency, at value (cost $190,612)	181,939
Receivables and other assets:
Investments sold	13,169,132
When-issued, delayed-delivery, forward and TBA commitments sold	20,528,348
Net income from securities lending	2,910
Shares of beneficial interest sold	24
Interest	544,666
Prepaid expenses	1,268
Unrealized appreciation on forward foreign currency contracts	49,791

Total assets	323,210,311

Liabilities:
TBA short commitments, at value (proceeds $863,475)	859,375
Cash collateral received upon return of:
Securities on loan	2,796,053
Written options and swaptions, at value (premium received $28,545)	15,565
OTC swap agreements, at value	39,332
Payables and other liabilities:
Investments purchased	646,864
When-issued, delayed-delivery, forward and TBA commitments purchased	37,138,701
Shares of beneficial interest redeemed	101,023
Investment management fees	192,070
Distribution and service fees	56,210
Transfer agent costs	782
Trustees, CCO and deferred compensation fees	4,705
Audit and tax fees	22,368
Custody fees	22,416
Legal fees	2,809
Printing and shareholder reports fees	79,696
Other accrued expenses	7,938
Variation margin payable on centrally cleared swap agreements	26,617
Variation margin payable on futures contracts	814,061
Unrealized depreciation on forward foreign currency contracts	5,222

Total liabilities	42,831,807

Net assets	$280,378,504

Net assets consist of:
Capital stock ($0.01 par value)	$280,264
Additional paid-in capital	300,257,777
Total distributable earnings (accumulated losses)	(20,159,537)

Net assets	$280,378,504

Net assets by class:
Initial Class	$11,684,196
Service Class	268,694,308

Shares outstanding:
Initial Class	1,137,179
Service Class	26,889,250

Net asset value and offering price per share:
Initial Class	$10.27
Service Class	9.99

STATEMENT OF OPERATIONS

For the period ended June 30, 2022

(unaudited)

Investment Income:
Interest income	$1,755,476
Net income from securities lending	12,932

Total investment income	1,768,408

Expenses:
Investment management fees	1,311,213
Distribution and service fees:
Service Class	385,088
Transfer agent costs	1,899
Trustees, CCO and deferred compensation fees	5,802
Audit and tax fees	22,610
Custody fees	39,241
Legal fees	10,081
Printing and shareholder reports fees	23,608
Other	16,473

Total expenses	1,816,015

Net investment income (loss)	(47,607)

Net realized gain (loss) on:
Investments	2,162,274
Written options and swaptions	17,863
Swap agreements	(263,296)
Futures contracts	(42,268,932)
Forward foreign currency contracts	95,121
Foreign currency transactions	(25,662)
TBA short commitments	12,062

Net realized gain (loss)	(40,270,570)

Net change in unrealized appreciation (depreciation) on:
Investments	(12,086,103)
Written options and swaptions	4,585
Swap agreements	982,039
Futures contracts	(8,147,184)
Forward foreign currency contracts	19,153
Translation of assets and liabilities denominated in foreign currencies	(15,847)
TBA short commitments	4,100

Net change in unrealized appreciation (depreciation)	(19,239,257)

Net realized and change in unrealized gain (loss)	(59,509,827)

Net increase (decrease) in net assets resulting from operations	$(59,557,434)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Tactical – Growth VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2022 (unaudited)	December 31, 2021
From operations:
Net investment income (loss)	$(47,607)	$(915,483)
Net realized gain (loss)	(40,270,570)	44,732,950
Net change in unrealized appreciation (depreciation)	(19,239,257)	(10,046,879)

Net increase (decrease) in net assets resulting from operations	(59,557,434)	33,770,588

Dividends and/or distributions to shareholders:
Initial Class	—	(1,029,253)
Service Class	—	(27,695,508)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(28,724,761)

Capital share transactions:
Proceeds from shares sold:
Initial Class	390,646	606,205
Service Class	652,379	1,857,003

	1,043,025	2,463,208

Dividends and/or distributions reinvested:
Initial Class	—	1,029,253
Service Class	—	27,695,508

	—	28,724,761

Cost of shares redeemed:
Initial Class	(370,241)	(1,099,275)
Service Class	(31,341,774)	(59,699,745)

	(31,712,015)	(60,799,020)

Net increase (decrease) in net assets resulting from capital share transactions	(30,668,990)	(29,611,051)

Net increase (decrease) in net assets	(90,226,424)	(24,565,224)

Net assets:
Beginning of period/year	370,604,928	395,170,152

End of period/year	$280,378,504	$370,604,928

Capital share transactions - shares:
Shares issued:
Initial Class	34,525	49,000
Service Class	60,691	152,959

	95,216	201,959

Shares reinvested:
Initial Class	—	84,573
Service Class	—	2,335,203

	—	2,419,776

Shares redeemed:
Initial Class	(33,357)	(89,011)
Service Class	(2,939,523)	(4,958,486)

	(2,972,880)	(5,047,497)

Net increase (decrease) in shares outstanding:
Initial Class	1,168	44,562
Service Class	(2,878,832)	(2,470,324)

	(2,877,664)	(2,425,762)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Tactical – Growth VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2022 (unaudited)		December 31, 2021		December 31, 2020		December 31, 2019		December 31, 2018		December 31, 2017
Net asset value, beginning of period/year	$12.30		$12.11		$12.60		$10.34		$12.82		$11.57

Investment operations:
Net investment income (loss) (A)	0.01		(0.00	)(B)	0.12		0.19		0.18		0.10
Net realized and unrealized gain (loss)	(2.04)		1.14		0.95		2.07		(0.98)		1.62

Total investment operations	(2.03)		1.14		1.07		2.26		(0.80)		1.72

Dividends and/or distributions to shareholders:
Net investment income	—		—		(0.52)		—		(0.42)		(0.08)
Net realized gains	—		(0.95)		(1.04)		—		(1.26)		(0.39)

Total dividends and/or distributions to shareholders	—		(0.95)		(1.56)		—		(1.68)		(0.47)

Net asset value, end of period/year	$10.27		$12.30		$12.11		$12.60		$10.34		$12.82

Total return	(16.50	)%(C)	9.51%		9.26%		21.97%		(7.49)%		15.13%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$11,684		$13,976		$13,221		$13,002		$11,629		$13,558
Expenses to average net assets	0.89	%(D)	0.88%		0.89%		0.92%		0.94%		0.93%
Net investment income (loss) to average net assets	0.22	%(D)	(0.00	)%(E)	0.98%		1.67%		1.50%		0.79%
Portfolio turnover rate	16	%(C)	38	%(F)	71	%(F)	52	%(F)	35	%(F)	47	%(F)

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Not annualized.
(D)	Annualized.
(E)	Rounds to less than 0.01% or (0.01)%.
(F)	Excludes sale-buyback transactions.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2022 (unaudited)		December 31, 2021		December 31, 2020		December 31, 2019		December 31, 2018		December 31, 2017
Net asset value, beginning of period/year	$11.98		$11.85		$12.35		$10.16		$12.63		$11.41

Investment operations:
Net investment income (loss) (A)	(0.00	)(B)	(0.03)		0.09		0.16		0.15		0.07
Net realized and unrealized gain (loss)	(1.99)		1.11		0.94		2.03		(0.97)		1.59

Total investment operations	(1.99)		1.08		1.03		2.19		(0.82)		1.66

Dividends and/or distributions to shareholders:
Net investment income	—		—		(0.49)		—		(0.39)		(0.05)
Net realized gains	—		(0.95)		(1.04)		—		(1.26)		(0.39)

Total dividends and/or distributions to shareholders	—		(0.95)		(1.53)		—		(1.65)		(0.44)

Net asset value, end of period/year	$9.99		$11.98		$11.85		$12.35		$10.16		$12.63

Total return	(16.61	)%(C)	9.21%		9.09%		21.56%		(7.68)%		14.83%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$268,695		$356,629		$381,949		$383,967		$345,848		$412,129
Expenses to average net assets	1.14	%(D)	1.13%		1.14%		1.17%		1.19%		1.18%
Net investment income (loss) to average net assets	(0.04	)%(D)	(0.25)%		0.73%		1.42%		1.25%		0.54%
Portfolio turnover rate	16	%(C)	38	%(E)	71	%(E)	52	%(E)	35	%(E)	47	%(E)

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Not annualized.
(D)	Annualized.
(E)	Excludes sale-buyback transactions.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Tactical – Growth VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2022

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica PIMCO Tactical—Growth VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Tactical – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

1. ORGANIZATION (continued)

services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2022, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2022 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Tactical – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

3. INVESTMENT VALUATION (continued)

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Tactical – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

3. INVESTMENT VALUATION (continued)

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. SECURITIES AND OTHER INVESTMENTS

Loan participations and assignments: The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers, either in the form of participations at the time the loan is originated (“Participations”) or buying an interest in the loan in the secondary market from a financial institution or institutional investor (“Assignments”). Participations and Assignments in commercial loans may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Portfolio to supply additional cash to the borrowers on demand. Loan Participations and Assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Portfolio assumes the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries.

The Portfolio, based on its ability to invest in Loan Participations and Assignments, may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. The Portfolio that participates in such syndications, or that can buy a portion of the loans, become part lenders. Loans are often administered by agent banks acting as agents for all holders.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Tactical – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

4. SECURITIES AND OTHER INVESTMENTS (continued)

The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless the Portfolio has direct recourse against the corporate borrowers under the terms of the loans or other indebtedness, the Portfolio may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.

The Portfolio held no unfunded loan participations at June 30, 2022. Open funded loan participations and assignments at June 30, 2022, if any, are included within the Schedule of Investments.

Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2022, if any, are identified within the Schedule of Investments.

Restricted securities: The Portfolio may invest in unregulated restricted securities. Restricted securities are subject to legal or contractual restrictions on resale. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933.

Restricted securities held at June 30, 2022, if any, are identified within the Schedule of Investments.

Treasury inflation-protected securities (“TIPS”): The Portfolio may invest in TIPS, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds and notes. For bonds and notes that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

TIPS held at June 30, 2022, if any, are included within the Schedule of Investments. The adjustments, if any, to principal due to inflation/deflation are reflected as increases/decreases to Interest income within the Statement of Operations, with a corresponding adjustment to Investments, at cost within the Statement of Assets and Liabilities.

When-issued, delayed-delivery, forward, and to be announced (“TBA”) commitment transactions: The Portfolio may purchase or sell securities on a when-issued, delayed-delivery, forward and TBA commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio engages in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolio engages in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Delayed-delivery transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolio if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolio is delayed or prevented from completing the transaction. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolio sells a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses on the security.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Tactical – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

4. SECURITIES AND OTHER INVESTMENTS (continued)

TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of a Portfolio’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities. TBA collateral requirements are typically calculated by netting the mark-to-market amount for each transaction and comparing that amount to the value of the collateral currently pledged by a Portfolio and the counterparty. Cash collateral that has been pledged to cover the obligations of a Portfolio and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as Cash collateral pledged at broker for TBA commitments or Cash collateral at broker for TBA commitments, respectively. Non-cash collateral pledged by a Portfolio, if any, is disclosed within the Schedule of Investments. Typically, a Portfolio is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted. To the extent amounts due to a Portfolio are not fully collateralized, contractually or otherwise, a Portfolio bears the risk of loss from counterparty non-performance.

When-issued, delayed-delivery, forward and TBA commitment transactions held at June 30, 2022, if any, are identified within the Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, forward and TBA commitments purchased or sold within the Statement of Assets and Liabilities.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2022, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2022.

Repurchase agreements at June 30, 2022, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Tactical – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Sale-buyback: The Portfolio may enter into sale-buyback financing transactions. The Portfolio accounts for sale-buyback financing transactions as borrowing transactions and realize gains and losses on these transactions at the end of the roll period. Sale-buyback financing transactions involve sales by the Portfolio of securities and simultaneously contracts to repurchase the same or substantially similar securities at an agreed upon price and date.

The Portfolio forgoes principal and interest paid during the roll period on the securities sold in a sale-buyback financing transaction. The Portfolio is compensated by the difference between the current sales price and the price for the future purchase (often referred to as the “price drop”), as well as by any interest earned on the proceeds of the securities sold. Sale-buyback financing transactions may be renewed with a new sale and a repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract. Sale-buyback financing transactions expose the Portfolio to risks such as, the buyer under the agreement may file for bankruptcy, become insolvent, or otherwise default on its obligations to the Portfolio, the market value of the securities the Portfolio is obligated to repurchase under the agreement may decline below the repurchase price. The Portfolio’s obligations under a sale-buyback typically would be offset by liquid assets equal in value to the amount of the Portfolio’s forward commitment to repurchase the subject security. Sale-buyback financing transactions accounted for as borrowing transactions are excluded from the Portfolio’s portfolio turnover rates. The Portfolio recognizes price drop fee income on a straight line basis over the period of the roll. For the period ended June 30, 2022, the Portfolio earned price drop fee income of $0. The price drop fee income is included in Interest income within the Statement of Operations.

The outstanding payable for securities to be repurchased, if any, is included in Payable for sale-buyback financing transactions within the Statement of Assets and Liabilities. The interest expense is included within Interest income on the Statement of Operations. In periods of increased demand of the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio, and is included in Interest income on the Statement of Operations.

Open sale-buyback financing transactions at June 30, 2022, if any, are identified within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2022, if any, are shown on a gross basis within the Schedule of Investments.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2022.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Corporate Debt Securities	$458,256	$—	$—	$—	$458,256
U.S. Government Obligations	2,337,797	—	—	—	2,337,797
Total Securities Lending Transactions	$2,796,053	$—	$—	$—	$2,796,053

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Tactical – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Option contracts: The Portfolio is subject to equity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio may enter into option contracts to manage exposure to various market fluctuations. The Portfolio may purchase or write call and put options on securities and derivative instruments in which the Portfolio owns or may invest. Options are valued at the average of the bid and ask price established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms. Options can be traded through an exchange or through privately negotiated arrangements with a dealer in an OTC transaction. Options traded on an exchange are generally cleared through a clearinghouse such as the Options Clearing Corp.

Options on exchange-traded funds and/or securities: The Portfolio may purchase or write options on ETFs and/or securities. Purchasing or writing options on ETFs and/or securities gives the Portfolio the right, but not the obligation to buy or sell a specified ETF and/or security as an underlying instrument for the option contract.

Options on indices: The Portfolio may purchase or write options on indices. Purchasing or writing an option on indices gives the Portfolio the right, but not the obligation to buy or sell the cash from the underlying index. The exercise of the option will result in a cash transfer and gain or loss depends on the change in the underlying index.

Options on futures: The Portfolio may purchase or write options on futures. Purchasing or writing options on futures gives the Portfolio the right, but not obligation to buy or sell a position on a futures contract at the specified option exercise price at any time during the period of the option.

Interest rate-capped options: The Portfolio may purchase or write interest rate-capped options. Purchasing or writing interest rate-capped options gives the Portfolio the right, but not the obligation to buy or sell an option which applies a cap to protect the Portfolio from floating rate risk above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in interest rate-linked products.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Tactical – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Interest rate swaptions: The Portfolio may purchase or write interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specific date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Portfolio pays premiums, which are included within the Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying instrument to determine the realized gain or loss.

Written options: Writing call options tends to decrease exposure to the underlying instrument. Writing put options tends to increase exposure to the underlying instrument. When the Portfolio writes a covered call or put option, the premium received is recorded as a liability within the Statement of Assets and Liabilities and is subsequently marked-to-market to reflect the current market value of the option written. Premiums received from written options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying instrument to determine the realized gain or loss. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

Open option contracts at June 30, 2022, if any, are included within the Schedule of Investments. The value of purchased option contracts, as applicable, is shown in Investments, at value within the Statement of Assets and Liabilities. The value of written option contracts, as applicable, is shown in Written options and swaptions, at value within the Statement of Assets and Liabilities.

Swap agreements: Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies, or market-linked returns at specified, future intervals. Swap agreements can be executed in a bilateral privately negotiated arrangement with a dealer in an OTC transaction or executed on a regular market. Certain swaps regardless of the venue of execution are required to be cleared through a clearinghouse (“centrally cleared swap agreements”). Centrally cleared swap agreements listed or traded on a multilateral platform, are valued at the daily settlement price determined by the corresponding exchange. For centrally cleared credit default swap agreements the clearing exchange requires all members to provide applicable levels across complete term levels. Centrally cleared interest rate swap agreements are valued using a pricing model that references the underlying rates including but not limited to the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to calculate the daily settlement price. The Portfolio may enter into credit default, cross-currency, interest rate, total return, including contracts for difference (“CFD”), and other forms of swap agreements to manage exposure to credit, currency, interest rate, and commodity risks. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Centrally cleared swap agreements are marked-to-market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available and the change in value, if any, is recorded as Variation margin receivable (payable) on centrally cleared swap agreements within the Statement of Assets and Liabilities.

For OTC swap agreements, payments received or made at the beginning of the measurement period are reflected in OTC swap agreements, at value within the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Additionally, these upfront payments as well as any periodic payments received or paid by the Portfolio, including any liquidation payment received or made at the termination of the swap are recorded as part of Net realized gain (loss) on swap agreements within the Statement of Operations.

Credit default swap agreements: The Portfolio is subject to credit risk in the normal course of pursuing its investment objective. The Portfolio enters into credit default swap agreements to manage its exposure to the market or certain sectors of the market to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. Credit default swap agreements involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy (buy protection).

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Tactical – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Under a credit default swap agreement, one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs (sell protection). The Portfolio’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the notional amount of the contract. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty, and by the posting of collateral.

The Portfolio sells credit default swap agreements, which exposes it to risk of loss from credit risk related events specified in the contracts. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. If a defined credit event had occurred during the period, the swap agreements’ credit-risk-related contingent features would have been triggered, and the Portfolio would have been required to pay the notional amounts for the credit default swap agreements with a sell protection less the value of the contracts’ related reference obligations.

Interest rate swap agreements: The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objective. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk, the Portfolio enters into interest rate swap agreements. Under an interest rate swap agreement, two parties will exchange cash flows based on a notional principal amount. A Portfolio with interest rate agreements can elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. The risks of interest rate swap agreements include changes in market conditions which will affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparties over the contracts’ remaining lives, to the extent that amount is positive. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty, and by the posting of collateral.

Open centrally cleared swap agreements and open OTC swap agreements at June 30, 2022, if any, are listed within the Schedule of Investments.

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2022, if any, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.

Forward foreign currency contracts: The Portfolio is subject to foreign exchange rate risk exposure in the normal course of pursuing its investment objective. The Portfolio may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked-to-market daily, with the change in value recorded as an unrealized gain or loss and is shown in Unrealized appreciation (depreciation) on forward foreign currency contracts within the Statement of Assets and Liabilities. When the contracts are settled, a realized gain or loss is incurred and is shown in Net realized gain (loss) on forward foreign currency contracts within the Statement of Operations. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Forward foreign currency contracts are traded in the OTC inter-bank currency dealer market.

Open forward foreign currency contracts at June 30, 2022, if any, are listed within the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Tactical – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2022.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions:
Investments, at value	$—	$—	$3,737,260	$—	$—	$3,737,260
Centrally cleared swaps:
Total distributable earnings (accumulated losses) (A) (B)	1,271,576	—	—	233	—	1,271,809
OTC swaps:
OTC swap agreements, at value	—	—	—	1,068	—	1,068
Futures contracts:
Total distributable earnings (accumulated losses) (A) (C)	144,254	—	—	—	—	144,254
Forward foreign currency contracts:
Unrealized appreciation on forward foreign currency contracts	—	49,791	—	—	—	49,791
Total	$1,415,830	$49,791	$3,737,260	$1,301	$—	$5,204,182

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Written options and swaptions:
Written options and swaptions, at value	$(15,565)	$—	$—	$—	$—	$(15,565)
Centrally cleared swaps:
Total distributable earnings (accumulated losses) (A) (B)	(285,826)	—	—	(89,205)	—	(375,031)
OTC swaps:
OTC swap agreements, at value	—	—	—	(39,332)	—	(39,332)
Futures contracts:
Total distributable earnings (accumulated losses) (A) (C)	(108,369)	—	(2,954,322)	—	—	(3,062,691)
Forward foreign currency contracts:
Unrealized depreciation on forward foreign currency contracts	—	(5,222)	—	—	—	(5,222)
Total	$(409,760)	$(5,222)	$(2,954,322)	$(128,537)	$—	$(3,497,841)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Included within Value of centrally cleared swap agreements as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(C)	Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Tactical – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the location and the effect of derivative investments, if any, within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2022.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (A)	$—	$—	$4,684,824	$—	$—	$4,684,824
Written options and swaptions	17,863	—	—	—	—	17,863
Swap agreements	(213,700)	—	—	(49,596)	—	(263,296)
Futures contracts	(1,317,828)	—	(40,951,104)	—	—	(42,268,932)
Forward foreign currency contracts	—	95,121	—	—	—	95,121
Total	$(1,513,665)	$95,121	$(36,266,280)	$(49,596)	$—	$(37,734,420)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (B)	$—	$—	$1,137,883	$—	$—	$1,137,883
Written options and swaptions	12,980	—	—	(8,395)	—	4,585
Swap agreements	1,138,744	—	—	(156,705)	—	982,039
Futures contracts	(94,615)	—	(8,052,569)	—	—	(8,147,184)
Forward foreign currency contracts	—	19,153	—	—	—	19,153
Total	$1,057,109	$19,153	$(6,914,686)	$(165,100)	$—	$(6,003,524)

(A)	Included within Net realized gain (loss) on Investments in the Statement of Operations.
(B)	Included within Net change in unrealized appreciation (depreciation) on Investments in the Statement of Operations.

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2022.

Options:
Average value of option contracts purchased	$5,408,919
Average value of option contracts written	(5,047)
Average notional value of swaption contracts written	(800,000)
Credit default swaps:
Average notional value — sell protection	8,298,896
Interest rate swaps:
Average notional value — pays fixed rate	9,000,000
Average notional value — receives fixed rate	2,132,353
Futures contracts:
Average notional value of contracts — long	217,505,894
Average notional value of contracts — short	(6,666,347)
Forward foreign currency exchange contracts:
Average contract amounts purchased — in USD	500,663
Average contract amounts sold — in USD	2,922,415

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar master agreements (collectively, “Master Agreements”) with its contract counterparties for certain OTC derivatives in order to, among other things, reduce credit risk to counterparties.

ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain OTC derivative financial instruments payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Tactical – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Various Master Agreements govern the terms of certain transactions with counterparties and typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Portfolio exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Portfolio’s net liability may be delayed or denied.

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to pledge collateral on derivatives to a counterparty if the Portfolio is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Portfolio to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Portfolio from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments.

Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.

To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. Additionally, to the extent the Portfolio has delivered collateral to a counterparty, the Portfolio bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.

The following is a summary of the Portfolio OTC derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement and net of the related collateral received/pledged by the Portfolio as of June 30, 2022. For financial reporting purposes, the Portfolio does not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Statement of Assets and Liabilities. See the Repurchase agreement section within the notes for offsetting and collateral information pertaining to repurchase agreements that are subject to master netting agreements.

	Gross Amounts of Assets Presented within Statement of Assets and Liabilities (A)	Gross Amounts Not Offset within Statement of Assets and Liabilities		Net Receivable	Gross Amounts of Liabilities Presented within Statement of Assets and Liabilities(A)	Gross Amounts Not Offset within Statement of Assets and Liabilities		Net Payable
Counterparty		Financial Instruments	Collateral Received (B)			Financial Instruments	Collateral Pledged (B)
	Assets				Liabilities
Bank of America, N.A.	$773	$(773)	$—	$—	$1,647	$(773)	$—	$874
BNP Paribas	17,345	(3,206)	—	14,139	3,206	(3,206)	—	—
Citibank, N.A.	156	(156)	—	—	8,044	(156)	—	7,888
Deutsche Bank AG	1,650	—	—	1,650	—	—	—	—
Goldman Sachs Bank	19	(19)	—	—	13,452	(19)	—	13,433
Goldman Sachs International	1,068	(1,068)	—	—	24,617	(1,068)	—	23,549
HSBC Bank USA	26,193	(201)	—	25,992	201	(201)	—	—
Morgan Stanley & Co., Inc.	3,740,915	(8,952)	—	3,731,963	8,952	(8,952)	—	—
Other Derivatives (C)	1,416,063	—	—	1,416,063	3,437,722	—	—	3,437,722

Total	$5,204,182	$(14,375)	$—	$5,189,807	$3,497,841	$(14,375)	$—	$3,483,466

(A)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset within the Statement of Assets and Liabilities.
(B)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(C)	Other Derivatives, which includes future contracts, exchange-traded options, exchange-traded swap agreements and occasionally forward positions, that are not subject to a master netting arrangement or another similar arrangement. The amount presented is intended to permit reconciliation to the amount presented within the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Tactical – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

7. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities and other assets may go up or down, sometimes sharply and unpredictably, due to general market conditions, overall economic trends or events, inflation, changes in interest rates, government actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by wars, tariffs, trade disputes or other factors, political developments, investor sentiment, the global and domestic effects of a pandemic or other health emergency, and other factors that may or may not be related to the issuer of the security or other asset. The market prices of securities and other assets also may go down due to events or conditions that affect particular sectors, industries, issuers, or geographies. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets. If the value of the Portfolio’s securities and assets fall, the value of your investment will go down. The Portfolio may experience a substantial or complete loss on any individual security or asset.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, the imposition of economic sanctions, public health events (such as the spread of infectious disease), wars, terrorism, cybersecurity events, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. In the past decade, financial markets throughout the world have experienced increased volatility and decreased liquidity. These conditions may continue or worsen. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down. Securities markets may also be susceptible to market manipulation or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or adversely affect the value of securities traded in these markets, including the Portfolio’s securities.

The pandemic of the novel coronavirus respiratory disease designated COVID-19 has resulted in economic downturns throughout the world, severe losses, particularly to some sectors of the economy and individual issuers, and reduced liquidity of many instruments. There also have been significant disruptions to business operations, including business closures; strained healthcare systems; disruptions to supply chains and employee availability; large fluctuations in consumer demand; and widespread uncertainty regarding the duration and long-term effects of the pandemic. Economic downturns may be prolonged, and political and social instability, continued volatility and decreased liquidity in the securities markets may result. Developing or emerging market countries may be more impacted by the pandemic.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. These and other government intervention into the economy and financial markets may not work as intended. In addition, government actions to mitigate the economic impact of the pandemic have resulted in large expansion of government deficits and debt, the long-term consequences of which are not known. Rates of inflation have recently risen, which could adversely affect economies and markets. The pandemic could continue to adversely affect the value and liquidity of the Portfolio’s investments.

Europe: A number of countries in Europe have experienced severe economic and financial difficulties; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen or spread within or outside Europe. Responses to the financial problems by European governments, central banks and others may not work, may result in conflicts and social unrest and may limit future growth and economic recovery or have other unintended consequences. In January, 2020, through “Brexit,” the United Kingdom withdrew from the European Union. The ramifications of Brexit are unknown, and the implications of possible political, regulatory, economic, and market outcomes could be significant. The United Kingdom has one of the largest economies in Europe and is a major trading partner with European Union countries and the United States. Brexit may create additional and substantial economic stresses for the United Kingdom, including a contraction of the United Kingdom’s economy, decreased trade, capital outflows, devaluation of the British pound, and a decrease in business and consumer spending and investment. The negative impact on not only the United Kingdom and European Union economies but also the broader global economy could be significant. A number of countries in Europe have suffered terror attacks, and additional attacks may occur in the future. Europe has also been struggling with mass migration from the Middle East, Eastern Europe and Africa. The ultimate effects of these events and other socio-political or geopolitical issues could profoundly affect global economies and markets. Whether or not the Portfolio invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of the Portfolio’s investments.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Tactical – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

7. RISK FACTORS (continued)

Additional Market Disruption: Russia’s invasion of Ukraine in February, 2022, the resulting responses by the United States and other countries, and the potential for wider conflict, have increased and may continue to increase volatility and uncertainty in financial markets worldwide. The United States and other countries have imposed broad-ranging economic sanctions on Russia and Russian entities and individuals, and may impose additional sanctions, including on other countries that provide military or economic support to Russia. These sanctions, among other things, restrict companies from doing business with Russia and Russian issuers, and may adversely affect companies with economic or financial exposure to Russia and Russian issuers. The extent and duration of Russia’s military actions and the repercussions of such actions are not known. The invasion may widen beyond Ukraine and may escalate, including through retaliatory actions and cyberattacks by Russia and even other countries. These events may result in further and significant market disruptions and may adversely affect regional and global economies including those of Europe and the United States. Certain industries and markets, such as those involving oil, natural gas and other commodities, as well as global supply chains, may be particularly adversely affected. Whether or not the Portfolio invests in securities of issuers located in Russia, Ukraine and adjacent countries or with significant exposure to issuers in these countries, these events could negatively affect the value and liquidity of the Portfolio’s investments.

Asset class allocation risk: The Portfolio’s investment performance is significantly impacted by the Portfolio’s asset class allocation and reallocation from time to time. The sub-adviser’s decisions whether and when to tactically overweight or underweight asset classes, create and apply formulas for de-risking or ending de-risking and select a mix of underlying Portfolios may not produce the desired results. These actions may be unsuccessful in maximizing return and/or avoiding investment losses. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class is incorrect. The Portfolio’s balance between equity and debt securities limits its potential for capital appreciation relative to an all-stock fund and contributes to greater volatility relative to an all-bond fund.

Model and data risk: If quantitative models, algorithms or calculations (whether proprietary and developed by the sub-adviser or supplied by third parties) (“Models”) or information or data supplied by third parties (“Data”) prove to be incorrect or incomplete, any decisions made, in whole or part, in reliance thereon expose the Portfolio to additional risks. Models can be predictive in nature. The use of predictive Models has inherent risks. The success of relying on or otherwise using Models depends on a number of factors, including the validity, accuracy and completeness of the Model’s development, implementation and maintenance, the Model’s assumptions, factors, algorithms and methodologies, and the accuracy and reliability of the supplied historical or other Data. Models rely on, among other things, correct and complete Data inputs. If incorrect Data is entered into even a well-founded Model, the resulting information will be incorrect. However, even if Data is input correctly, Model prices may differ substantially from market prices, especially for securities with complex characteristics. Investments selected with the use of Models may perform differently than expected as a result of the design of the Model, inputs into the Model or other factors. There also can be no assurance that the use of Models will result in effective investment decisions for the Portfolio.

LIBOR risk: Many financial instruments, financings or other transactions to which the Portfolio may be a party use or may use a floating rate based on the London Interbank Offered Rate (“LIBOR”). The UK Financial Conduct Authority and LIBOR’s administrator announced that the use of LIBOR will be phased out; most LIBOR rates are no longer published as of the end of 2021 and a majority of U.S.dollar LIBOR rates will no longer be published after June 30, 2023. It is possible that a subset of LIBOR rates may be published after these dates on a “synthetic” basis, but any such publications would be considered non-representative of the underlying market. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Portfolio, issuers of instruments in which the Portfolio invests, and financial markets generally. As such, the potential effect of a transition away from LIBOR on the Portfolio or the Portfolio’s investments cannot yet be determined.

8. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Tactical – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee, CCO and deferred compensation fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints	Rate
First $250 million	0.82%
Over $250 million up to $750 million	0.81
Over $750 million up to $1.5 billion	0.79
Over $1.5 billion	0.76

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net assets. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.94%	May 1, 2023
Service Class	1.19	May 1, 2023

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2022 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2022, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2023. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Tactical – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Technology Holdings, Inc (“SS&C”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C related to applicable sub-transfer agency services. For the period ended June 30, 2022, (i) the expenses paid to SS&C by the Portfolio are referred to as Transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C by the Portfolio are referred to as Transfer agent costs within the Statement of Assets and Liabilities.

Deferred compensation plan: Effective September 23, 2021, the Board has approved the termination of the deferred compensation plan. Payments will be made to applicable current and former Board members consistent with Section 409A of the Code. Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2022, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2022.

9. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2022, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 10,505,284	$ 4,505,612	$ 18,476,154	$ 6,257,660

10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2022, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 289,207,930	$ 1,766,229	$ (13,909,886)	$ (12,143,657)

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Tactical – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

11. NEW ACCOUNTING PRONOUNCEMENT

In January 2021, the Financial Accounting Standards Board issued Accounting Standards Update No. 2021-01 (“ASU 2021-01”), “Reference Rate Reform (Topic 848)”. ASU 2021-01 is an update of ASU 2020-04, which is in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The ASU 2021-01 update clarifies that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. The amendments in this update are effective immediately through December 31, 2022, for all entities. Management does not expect ASU 2021-01 to have a material impact on the financial statements.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Tactical – Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 15-16, 2022, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica PIMCO Tactical – Growth VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Pacific Investment Management Company LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2023.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative fee, expense, and performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Tactical – Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2021. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was below the median for its peer universe and below its composite benchmark, each for the past 1-, 3-, 5- and 10-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on September 17, 2012 pursuant to its current investment objective and investment strategies. The Trustees also noted recent changes in the portfolio management team at the Sub-Adviser. The Trustees noted that TAM intends to monitor and report to the Board on the portfolio manager transition and performance going forward.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were below the median for its peer group and in line with the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Tactical – Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Total Return VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2022, and held for the entire six-month period until June 30, 2022.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period (B)	Ending Account Value June 30, 2022	Expenses Paid During Period (B)	Net Annualized Expense Ratio
Initial Class	$1,000.00	$887.20	$3.23	$1,021.40	$3.46	0.69%
Service Class	1,000.00	886.10	4.40	1,020.10	4.71	0.94

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2022

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Government Agency Obligations	30.9%
Corporate Debt Securities	29.9
U.S. Government Obligations	17.6
Mortgage-Backed Securities	14.9
Asset-Backed Securities	14.8
Repurchase Agreements	9.8
Foreign Government Obligations	5.7
Other Investment Company	2.0
Preferred Stock	1.2
Short-Term U.S. Government Obligations	0.8
Municipal Government Obligations	0.4
Short-Term Foreign Government Obligations	0.2
Loan Assignment	0.2
Over-the-Counter Interest Rate Swaptions Purchased	0.0 *
Net Other Assets (Liabilities) ^	(28.4)
Total	100.0%

Portfolio Characteristics	Years
Average Maturity §	7.08
Duration †	5.49

Credit Quality ‡	Percentage of Net Assets
U.S. Government and Agency Securities	49.3%
AAA	30.6
AA	1.7
A	8.7
BBB	21.3
BB	2.9
B	1.6
CCC and Below	6.7
Not Rated	5.6
Net Other Assets (Liabilities) ^	(28.4)
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

*	Percentage rounds to less than 0.1% or (0.1)%.

^

The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

§	Average Maturity is computed by weighting the maturity of each security in the Portfolio by the market value of the security, then averaging these weighted figures.

†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

‡

Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Portfolio itself has not been rated by an independent agency.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS

At June 30, 2022

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 14.8%
Ameriquest Mortgage Securities Trust Series 2006-R1, Class M1, 1-Month LIBOR + 0.59%, 2.21% (A), 03/25/2036	$32,239	$31,976
Anchorage Capital CLO 11 Ltd. Series 2019-11A, Class AR, 3-Month LIBOR + 1.14%, 2.28% (A), 07/22/2032 (B)	4,300,000	4,179,664
Aqueduct European CLO DAC Series 2017-1A, Class AR, 3-Month EURIBOR + 0.64%, 0.64% (A), 07/20/2030 (B)	EUR 5,160,301	5,288,757
Arbor Realty Commercial Real Estate Notes Ltd. Series 2022-FL1, Class A, 1-Month SOFR + 1.45%, 2.23% (A), 01/15/2037 (B)	$4,000,000	3,899,800
Ares European CLO X DAC Series 10A, Class AR, 3-Month EURIBOR + 0.78%, 0.78% (A), 10/15/2031 (B)	EUR 4,400,000	4,459,118
Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-W4, Class A2D, 1-Month LIBOR + 0.76%, 2.38% (A), 02/25/2036	$1,949,218	1,575,764
Bear Stearns Asset-Backed Securities I Trust
Series 2005-AQ1, Class M2,
1-Month LIBOR + 0.98%, 2.60% (A), 03/25/2035	243,801	243,077
Series 2005-HE6, Class M2,
1-Month LIBOR + 1.01%, 2.63% (A), 06/25/2035	95,256	94,983
Series 2006-HE10, Class 21A3,
1-Month LIBOR + 0.24%, 1.86% (A), 12/25/2036	12,688,311	12,336,357
Bear Stearns Asset-Backed Securities Trust
Series 2002-2, Class A1,
1-Month LIBOR + 0.66%, 2.28% (A), 10/25/2032	3,241	3,183
Series 2004-1, Class M1,
1-Month LIBOR + 0.98%, 2.60% (A), 06/25/2034	1,088,350	1,085,351
Series 2006-SD3, Class 21A1,
2.72% (A), 07/25/2036	18,670	18,499
BNPP AM CLO DAC Series 2019-1A, Class AR, 3-Month EURIBOR + 0.82%, 0.82% (A), 07/22/2032 (B)	EUR 4,500,000	4,527,045
BRSP Ltd. Series 2021-FL1, Class A, 1-Month LIBOR + 1.15%, 2.76% (A), 08/19/2038 (B)	$5,500,000	5,279,624
CIFC Funding Ltd. Series 2017-4A, Class A1R, 3-Month LIBOR + 0.95%, 2.13% (A), 10/24/2030 (B)	5,400,000	5,297,843

	Principal	Value
ASSET-BACKED SECURITIES (continued)
CIT Mortgage Loan Trust Series 2007-1, Class 1A, 1-Month LIBOR + 1.35%, 2.97% (A), 10/25/2037 (B)	$ 1,204,720	$ 1,198,539
Citigroup Mortgage Loan Trust
Series 2007-AMC1, Class A1,
1-Month LIBOR + 0.16%, 1.78% (A), 12/25/2036 (B)	6,425,486	3,649,001
Series 2007-FS1, Class 1A1,
4.33% (A), 10/25/2037 (B)	1,831,274	1,743,884
Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates Series 2004-OPT1, Class M3, 1-Month LIBOR + 0.95%, 2.57% (A), 10/25/2034	2,846,959	2,769,623
CVC Cordatus Loan Fund XI DAC Series 11A, Class AR, 3-Month EURIBOR + 0.65%, 0.65% (A), 10/15/2031 (B)	EUR 4,400,000	4,440,996
CWABS Asset-Backed Certificates Trust
Series 2004-9, Class MV4,
1-Month LIBOR + 1.58%, 3.20% (A), 11/25/2034	$2,209,299	2,159,921
Series 2006-20, Class 1A,
1-Month LIBOR + 0.14%, 1.76% (A), 04/25/2047	2,254,412	2,153,550
Series 2006-24, Class 1A,
1-Month LIBOR + 0.14%, 1.76% (A), 06/25/2047	6,710,881	6,099,324
Series 2006-24, Class 2A3,
1-Month LIBOR + 0.15%, 1.77% (A), 06/25/2047	203,360	202,714
Series 2007-2, Class 2A3,
1-Month LIBOR + 0.14%, 1.76% (A), 08/25/2037	1,244,400	1,228,573
Dryden 80 CLO Ltd. Series 2019-80A, Class AR, 3-Month SOFR + 1.25%, 2.10% (A), 01/17/2033 (B)	4,500,000	4,397,435
Evergreen Credit Card Trust Series 2019-2, Class A, 1.90%, 09/15/2024 (B)	8,100,000	8,094,326
First Franklin Mortgage Loan Trust Series 2006-FF14, Class A6, 1-Month LIBOR + 0.31%, 1.93% (A), 10/25/2036	5,400,000	4,296,775
Gallatin CLO IX Ltd. Series 2018-1A, Class A, 3-Month LIBOR + 1.05%, 2.15% (A), 01/21/2028 (B)	3,759,805	3,727,839
Gallatin CLO VIII Ltd. Series 2017-1A, Class A1R, 3-Month LIBOR + 1.09%, 2.13% (A), 07/15/2031 (B)	5,000,000	4,896,165
GSAMP Trust Series 2005-HE1, Class M2, 1-Month LIBOR + 1.32%, 2.94% (A), 12/25/2034	2,380,748	1,976,685

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Home Equity Asset Trust
Series 2002-1, Class A4,
1-Month LIBOR + 0.60%, 2.22% (A), 11/25/2032	$ 1,283	$ 1,164
Series 2004-4, Class M1,
1-Month LIBOR + 0.78%, 2.40% (A), 10/25/2034	1,720,296	1,687,515
Home Equity Mortgage Loan Asset-Backed Trust Series 2007-A, Class 1A, 1-Month LIBOR + 0.22%, 1.84% (A), 04/25/2037	1,085,704	853,982
KVK CLO Ltd. Series 2013-1A, Class AR, 3-Month LIBOR + 0.90%, 1.94% (A), 01/14/2028 (B)	384,105	383,962
LCM XV LP Series 15A, Class AR2, 3-Month LIBOR + 1.00%, 2.06% (A), 07/20/2030 (B)	5,300,000	5,207,234
LCM XXV Ltd. Series 25A, Class AR, 3-Month SOFR + 1.10%, 1.95% (A), 07/20/2030 (B)	4,400,000	4,263,592
LoanCore Issuer Ltd.
Series 2018-CRE1, Class A,
1-Month LIBOR + 1.13%, 2.45% (A), 05/15/2028 (B)	383,365	381,645
Series 2021-CRE5, Class A,
1-Month LIBOR + 1.30%, 2.62% (A), 07/15/2036 (B)	4,000,000	3,876,478
Series 2021-CRE6, Class A,
1-Month LIBOR + 1.30%, 2.62% (A), 11/15/2038 (B)	5,000,000	4,788,167
Madison Park Euro Funding XIV DAC Series 14A, Class A1R, 3-Month EURIBOR + 0.80%, 0.80% (A), 07/15/2032 (B)	EUR 4,200,000	4,223,979
MASTR Asset-Backed Securities Trust Series 2007-HE2, Class A1, 1-Month LIBOR + 1.15%, 2.77% (A), 08/25/2037	$2,295,467	2,103,282
Morgan Stanley ABS Capital I, Inc. Trust
Series 2004-HE9, Class M2,
1-Month LIBOR + 0.93%, 2.55% (A), 11/25/2034	477,598	466,692
Series 2007-HE5, Class A2C,
1-Month LIBOR + 0.25%, 1.87% (A), 03/25/2037	2,296,197	1,081,607
Series 2007-NC2, Class A2C,
1-Month LIBOR + 0.26%, 1.88% (A), 02/25/2037	7,765,544	4,342,874
Newcastle Mortgage Securities Trust Series 2006-1, Class M5, 1-Month LIBOR + 0.72%, 2.34% (A), 03/25/2036	5,500,000	5,096,780

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Option One Mortgage Loan Trust
Series 2007-2, Class 1A1,
1-Month LIBOR + 0.14%, 1.76% (A), 03/25/2037	$ 4,031,985	$ 2,815,435
Series 2007-5, Class 1A1,
1-Month LIBOR + 0.22%, 1.84% (A), 05/25/2037	6,178,974	4,119,926
OZLM XXIV Ltd. Series 2019-24A, Class A1AR, 3-Month LIBOR + 1.16%, 2.22% (A), 07/20/2032 (B)	5,000,000	4,863,380
RASC Trust
Series 2005-KS11, Class M2,
1-Month LIBOR + 0.63%, 2.25% (A), 12/25/2035	2,384,052	2,369,071
Series 2006-KS2, Class M3,
1-Month LIBOR + 0.62%, 2.24% (A), 03/25/2036	5,500,000	5,145,565
Saranac CLO VI Ltd. Series 2018-6A, Class A1R, 3-Month LIBOR + 1.14%, 0.00% (A), 08/13/2031 (B)	4,800,000	4,692,509
SLM Student Loan Trust Series 2003-11, Class A6, 3-Month LIBOR + 0.55%, 2.38% (A), 12/15/2025 (B)	701,371	699,584
Sound Point CLO XII Ltd. Series 2016-2A, Class AR2, 3-Month LIBOR + 1.05%, 2.11% (A), 10/20/2028 (B)	4,790,396	4,717,515
Sound Point CLO XVI Ltd. Series 2017-2A, Class AR, 3-Month LIBOR + 0.98%, 2.16% (A), 07/25/2030 (B)	5,000,000	4,902,655
Soundview Home Loan Trust Series 2007-WMC1, Class 3A1, 1-Month LIBOR + 0.11%, 1.73% (A), 02/25/2037	1,107,007	327,185
Structured Asset Investment Loan Trust Series 2005-9, Class M1, 1-Month LIBOR + 0.63%, 2.25% (A), 11/25/2035	4,102,982	3,949,220
STWD Ltd. Series 2021-FL2, Class A, 1-Month LIBOR + 1.20%, 2.72% (A), 04/18/2038 (B)	5,300,000	5,177,969
TCI-Symphony CLO Ltd. Series 2016-1A, Class AR2, 3-Month LIBOR + 1.02%, 2.04% (A), 10/13/2032 (B)	4,900,000	4,768,028
TCW CLO Ltd. Series 2018-1A, Class A1R, 3-Month LIBOR + 0.97%, 2.15% (A), 04/25/2031 (B)	5,000,000	4,899,680
TICP CLO III-2 Ltd. Series 2018-3R, Class A, 3-Month LIBOR + 0.84%, 1.90% (A), 04/20/2028 (B)	2,514,268	2,494,469

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
TRTX Issuer Ltd. Series 2022-FL5, Class A, 1-Month SOFR + 1.65%, 2.42% (A), 02/15/2039 (B)	$ 4,500,000	$ 4,376,072
U.S. Small Business Administration
Series 2003-20I, Class 1,
5.13%, 09/01/2023	4,808	4,795
Series 2004-20C, Class 1,
4.34%, 03/01/2024	43,695	43,280
Series 2008-20L, Class 1,
6.22%, 12/01/2028	227,228	241,050
Venture 38 CLO Ltd. Series 2019-38A, Class A1R, 3-Month LIBOR + 1.16%, 2.45% (A), 07/30/2032 (B)	4,900,000	4,759,419
Venture XXIV CLO Ltd. Series 2016-24A, Class ARR, 3-Month LIBOR + 0.90%, 1.96% (A), 10/20/2028 (B)	4,787,917	4,708,117
Venture XXVII CLO Ltd. Series 2017-27A, Class AR, 3-Month LIBOR + 1.05%, 2.11% (A), 07/20/2030 (B)	5,500,000	5,400,351
Wachovia Mortgage Loan Trust Series 2005-WMC1, Class M2, 1-Month LIBOR + 0.69%, 2.31% (A), 10/25/2035	3,402,125	3,117,667
WaMu Asset-Backed Certificates Trust Series 2007-HE2, Class 2A3, 1-Month LIBOR + 0.25%, 1.87% (A), 04/25/2037	3,486,066	1,450,536

Total Asset-Backed Securities (Cost $218,952,924)		220,158,822

CORPORATE DEBT SECURITIES - 29.9%
Aerospace & Defense - 0.5%
Boeing Co. 1.43%, 02/04/2024	3,000,000	2,867,651
Spirit AeroSystems, Inc. 3.95%, 06/15/2023 (C)	4,200,000	3,937,500
Textron, Inc. 2.45%, 03/15/2031	800,000	658,983

		7,464,134

Airlines - 0.5%
American Airlines Pass-Through Trust 3.35%, 04/15/2031	3,447,449	3,171,474
JetBlue Pass-Through Trust 2.75%, 11/15/2033	3,204,951	2,778,447
United Airlines Pass-Through Trust 4.15%, 10/11/2025	1,364,727	1,339,919

		7,289,840

Automobiles - 0.6%
Nissan Motor Co. Ltd.
3.20%, 09/17/2028 (D)	EUR 4,100,000	3,814,517
4.81%, 09/17/2030 (B)	$5,400,000	4,808,066

		8,622,583

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks - 7.3%
AIB Group PLC 4.75%, 10/12/2023 (B)	$ 6,600,000	$ 6,599,945
Banco Bilbao Vizcaya Argentaria SA
0.88%, 09/18/2023	1,600,000	1,544,135
1.13%, 09/18/2025	1,600,000	1,448,880
Banco Espirito Santo SA
2.63%, 05/08/2017 (D) (E) (F)	EUR 1,600,000	243,124
4.00%, 01/21/2019 (D) (E) (F)	800,000	121,562
Bank of America Corp. Fixed until 09/25/2024, 0.98% (A), 09/25/2025	$5,100,000	4,723,006
Banque Federative du Credit Mutuel SA 3-Month LIBOR + 0.96%, 2.02% (A), 07/20/2023 (B)	8,000,000	8,027,654
Barclays Bank PLC 7.63%, 11/21/2022	756,000	763,452
Barclays PLC
Fixed until 09/15/2023 (G), 7.75% (A)	6,500,000	6,386,250
Fixed until 09/15/2022 (G), 7.88% (A) (D)	GBP 3,000,000	3,633,641
BNP Paribas SA
Fixed until 09/30/2027, 1.90% (A), 09/30/2028 (B)	$5,400,000	4,622,237
Fixed until 02/25/2031 (G), 4.63% (A) (B) (C)	5,200,000	3,837,590
Citigroup, Inc.
3-Month LIBOR + 1.43%, 3.01% (A), 09/01/2023	4,300,000	4,295,479
Fixed until 03/17/2025, 3.29% (A), 03/17/2026 (H)	3,100,000	2,999,600
Cooperatieve Rabobank UA 4.38%, 08/04/2025	7,400,000	7,344,889
Danske Bank AS Fixed until 04/01/2027, 4.30% (A), 04/01/2028 (B)	4,000,000	3,799,419
ING Groep NV 4.63%, 01/06/2026 (B)	900,000	898,916
JPMorgan Chase & Co.
Fixed until 04/22/2026, 1.58% (A), 04/22/2027	5,300,000	4,722,193
Fixed until 04/23/2023, 3.56% (A), 04/23/2024	1,100,000	1,097,001
3.90%, 07/15/2025	6,150,000	6,183,227
Lloyds Bank PLC 0.00% (I), 04/02/2032 (D)	9,600,000	6,144,937
Mitsubishi UFJ Financial Group, Inc. 3.41%, 03/07/2024	5,100,000	5,063,437
Natwest Group PLC Fixed until 06/25/2023, 4.52% (A), 06/25/2024	5,000,000	4,989,246
PNC Bank NA 2.50%, 08/27/2024	4,000,000	3,890,518
Standard Chartered PLC Fixed until 11/23/2024, 1.82% (A), 11/23/2025 (B)	5,000,000	4,634,856
UniCredit SpA 7.83%, 12/04/2023 (B)	5,650,000	5,844,337

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Wells Fargo & Co. Fixed until 05/19/2024, 0.81% (A), 05/19/2025	$ 5,400,000	$ 5,060,469

		108,920,000

Beverages - 0.3%
Anheuser-Busch InBev Worldwide, Inc. 4.50%, 06/01/2050	4,700,000	4,251,749

Biotechnology - 0.1%
Regeneron Pharmaceuticals, Inc. 1.75%, 09/15/2030	2,800,000	2,251,127

Capital Markets - 2.8%
Credit Suisse Group AG
3-Month LIBOR + 1.24%, 2.96% (A), 06/12/2024 (B)	6,600,000	6,609,856
Fixed until 06/12/2023, 4.21% (A), 06/12/2024 (B)	6,700,000	6,641,060
Deutsche Bank AG
3.30%, 11/16/2022	4,500,000	4,498,810
3.70%, 05/30/2024	8,200,000	8,060,266
Goldman Sachs Group, Inc.
3.00%, 03/15/2024	4,400,000	4,339,674
3.75%, 05/22/2025	1,000,000	988,903
Nomura Holdings, Inc. 2.68%, 07/16/2030	4,200,000	3,450,455
UBS Group AG
4.13%, 09/24/2025 (B)	2,200,000	2,185,394
4.25%, 03/23/2028 (B)	4,900,000	4,760,593

		41,535,011

Chemicals - 0.3%
Syngenta Finance NV 4.44%, 04/24/2023 (B)	5,000,000	5,041,055

Communications Equipment - 0.3%
Motorola Solutions, Inc. 2.30%, 11/15/2030	5,500,000	4,314,427

Construction & Engineering - 0.1%
Odebrecht Offshore Drilling Finance Ltd.
6.72%, 12/01/2022 (B)	103,316	99,183
PIK Rate 1.00%, Cash Rate 6.72%, 12/01/2026 (B) (J)	4,207,552	1,030,850
Odebrecht Oil & Gas Finance Ltd. Zero Coupon, 08/01/2022 (B) (G)	500,930	1,503

		1,131,536

Consumer Finance - 1.4%
Ford Motor Credit Co. LLC
1.74%, 07/19/2024	EUR 800,000	773,763
2.33%, 11/25/2025	900,000	834,277
3.25%, 09/15/2025	1,700,000	1,629,719
4.54%, 03/06/2025	GBP 3,700,000	4,212,259
Nissan Motor Acceptance Co. LLC 2.60%, 09/28/2022 (D)	$6,130,000	6,099,815
OneMain Finance Corp. 6.88%, 03/15/2025	5,600,000	5,292,000
Volkswagen Bank GmbH 1.88%, 01/31/2024 (D)	EUR 1,700,000	1,769,903

		20,611,736

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services - 1.2%
Aircastle Ltd. 2.85%, 01/26/2028 (B)	$4,400,000	$ 3,643,308
Aviation Capital Group LLC
3.88%, 05/01/2023 (B)	3,900,000	3,866,764
5.50%, 12/15/2024 (B)	4,800,000	4,774,029
DAE Funding LLC 1.63%, 02/15/2024 (B)	5,500,000	5,191,499

		17,475,600

Diversified Telecommunication Services - 0.3%
Level 3 Financing, Inc. 3.40%, 03/01/2027 (B)	5,100,000	4,391,026

Electric Utilities - 3.6%
Alabama Power Co. 1.45%, 09/15/2030	2,400,000	1,952,770
Appalachian Power Co. 2.70%, 04/01/2031	5,300,000	4,584,523
Duke Energy Progress LLC 3.40%, 04/01/2032	5,000,000	4,659,779
Edison International 3.55%, 11/15/2024	3,100,000	3,027,314
Enel Finance International NV 1.88%, 07/12/2028 (B)	5,300,000	4,451,846
Evergy, Inc. 2.45%, 09/15/2024	1,500,000	1,444,789
FirstEnergy Corp. 4.40%, 07/15/2027	3,100,000	2,888,705
Florida Power & Light Co. 3.70%, 12/01/2047	3,000,000	2,653,679
Greenko Power II Ltd. 4.30%, 12/13/2028 (B)	2,737,000	2,182,757
Jersey Central Power & Light Co. 4.70%, 04/01/2024 (B)	4,700,000	4,732,186
JSW Hydro Energy Ltd. 4.13%, 05/18/2031 (D)	368,000	292,827
NextEra Energy Capital Holdings, Inc. 2.20%, 12/02/2026	AUD 7,700,000	4,701,372
Pacific Gas & Electric Co.
3.15%, 01/01/2026	$5,100,000	4,673,287
3.30%, 12/01/2027 (E) (F)	300,000	262,354
3.40%, 08/15/2024 (E) (F)	2,000,000	1,924,177
3.45%, 07/01/2025	1,800,000	1,694,238
3.50%, 06/15/2025 (E) (F)	1,000,000	948,177
4.25%, 08/01/2023 (E) (F)	1,700,000	1,691,205
Southern California Edison Co. 3.65%, 06/01/2051	5,400,000	4,215,658

		52,981,643

Energy Equipment & Services - 0.1%
ReNew Power Pvt Ltd. 5.88%, 03/05/2027 (D)	1,400,000	1,274,700

Entertainment - 0.2%
Electronic Arts, Inc. 1.85%, 02/15/2031	4,200,000	3,421,519

Equity Real Estate Investment Trusts - 3.8%
Alexandria Real Estate Equities, Inc.
3.38%, 08/15/2031	1,300,000	1,154,238
4.30%, 01/15/2026	4,100,000	4,108,080

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
American Tower Corp. 2.40%, 03/15/2025	$ 5,100,000	$ 4,823,803
Brandywine Operating Partnership LP 3.95%, 11/15/2027	2,500,000	2,360,107
Digital Realty Trust LP 3.70%, 08/15/2027	1,600,000	1,526,419
Federal Realty OP LP 3.50%, 06/01/2030	2,100,000	1,909,984
Goodman US Finance Five LLC 4.63%, 05/04/2032 (B)	4,100,000	4,032,645
Hudson Pacific Properties LP 4.65%, 04/01/2029	1,200,000	1,154,438
Kimco Realty Corp. 1.90%, 03/01/2028	5,500,000	4,766,348
MPT Operating Partnership LP / MPT Finance Corp. 2.55%, 12/05/2023	GBP 1,000,000	1,168,801
Omega Healthcare Investors, Inc. 3.38%, 02/01/2031	$5,500,000	4,476,985
Piedmont Operating Partnership LP 3.15%, 08/15/2030	5,500,000	4,580,032
Sabra Health Care LP 3.90%, 10/15/2029	900,000	796,183
SBA Tower Trust 2.33%, 07/15/2052 (B)	4,800,000	4,263,023
Service Properties Trust 4.35%, 10/01/2024	6,500,000	5,270,915
Unibail-Rodamco-Westfield SE 1.00%, 03/14/2025 (D)	EUR 4,900,000	4,802,826
Welltower, Inc. 4.25%, 04/15/2028	$5,900,000	5,734,786

		56,929,613

Food & Staples Retailing - 0.3%
7-Eleven, Inc. 1.80%, 02/10/2031 (B)	5,500,000	4,305,304

Gas Utilities - 0.7%
Boston Gas Co. 3.00%, 08/01/2029 (B)	6,150,000	5,467,116
National Fuel Gas Co. 2.95%, 03/01/2031	5,500,000	4,475,720

		9,942,836

Health Care Providers & Services - 0.4%
HCA, Inc.
5.38%, 09/01/2026	5,300,000	5,255,400
5.88%, 02/01/2029	100,000	100,077

		5,355,477

Hotels, Restaurants & Leisure - 1.1%
Choice Hotels International, Inc. 3.70%, 12/01/2029	2,400,000	2,162,844
Expedia Group, Inc.
2.95%, 03/15/2031	2,500,000	1,994,751
3.80%, 02/15/2028	1,200,000	1,095,417
GLP Capital LP / GLP Financing II, Inc. 4.00%, 01/15/2030	6,100,000	5,341,590

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure (continued)
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 5.50%, 03/01/2025 (B)	$ 6,200,000	$ 5,673,000

		16,267,602

Insurance - 0.9%
Hanwha Life Insurance Co. Ltd. Fixed until 02/04/2027, 3.38% (A), 02/04/2032 (B)	4,600,000	4,200,398
Manulife Financial Corp. 3.70%, 03/16/2032	4,300,000	3,942,976
Sitka Holdings LLC 3-Month LIBOR + 4.50%, 6.75% (A), 07/06/2026 (B)	5,500,000	5,321,111

		13,464,485

Media - 0.2%
Charter Communications Operating LLC / Charter Communications Operating Capital 3-Month LIBOR + 1.65%, 2.94% (A), 02/01/2024	3,500,000	3,527,017

Oil, Gas & Consumable Fuels - 0.6%
Boardwalk Pipelines LP 3.40%, 02/15/2031	4,300,000	3,674,793
Tennessee Gas Pipeline Co. LLC 2.90%, 03/01/2030 (B)	6,500,000	5,627,979

		9,302,772

Pharmaceuticals - 0.5%
Bayer US Finance II LLC 3.88%, 12/15/2023 (B)	7,800,000	7,787,538

Semiconductors & Semiconductor Equipment - 0.6%
Broadcom, Inc.
3.14%, 11/15/2035 (B)	6,707,000	5,131,853
3.19%, 11/15/2036 (B)	5,300,000	4,044,310

		9,176,163

Technology Hardware, Storage & Peripherals - 0.3%
Dell International LLC / EMC Corp. 5.30%, 10/01/2029	4,100,000	4,050,342

Tobacco - 0.9%
BAT International Finance PLC 3.95%, 06/15/2025 (B)	4,500,000	4,415,100
Imperial Brands Finance PLC
3.50%, 07/26/2026 (B)	4,420,000	4,146,627
4.25%, 07/21/2025 (B)	4,900,000	4,854,381

		13,416,108

Wireless Telecommunication Services - 0.0%
Sprint Corp. 7.13%, 06/15/2024	200,000	205,250

Total Corporate Debt Securities (Cost $495,805,998)		444,708,193

FOREIGN GOVERNMENT OBLIGATIONS - 5.7%
Chile - 0.3%
Chile Government International Bond 4.34%, 03/07/2042	4,500,000	4,006,182

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Israel - 1.0%
Bank of Israel Bill - Makam Zero Coupon, 03/02/2023 - 05/03/2023	ILS 31,500,000	$ 8,929,172
Israel Government International Bond 2.75%, 07/03/2030	$6,400,000	5,934,259

		14,863,431

Japan - 1.3%
Japan Bank for International Cooperation 2.88%, 07/21/2027	8,500,000	8,298,210
Japan Finance Organization for Municipalities 3.38%, 09/27/2023 (B)	10,500,000	10,511,760

		18,809,970

Peru - 0.6%
Peru Government International Bond
6.35%, 08/12/2028 (D)	PEN 6,900,000	1,698,678
6.95%, 08/12/2031 (D)	3,000,000	743,588
8.20%, 08/12/2026 (D)	23,000,000	6,282,017

		8,724,283

Qatar - 0.9%
Qatar Government International Bond
4.50%, 04/23/2028 (D)	$5,800,000	6,004,241
5.10%, 04/23/2048 (D)	6,900,000	7,217,883

		13,222,124

Republic of South Africa - 1.4%
Republic of South Africa Government Bond 10.50%, 12/21/2026	ZAR 330,000,000	21,458,748

Romania - 0.2%
Romania Government International Bond 3.62%, 05/26/2030 (C) (D)	EUR 4,200,000	3,589,421

Total Foreign Government Obligations (Cost $91,028,553)		84,674,159

LOAN ASSIGNMENT - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Wyndham Hotels & Resorts, Inc. Term Loan B, 1-Month LIBOR + 1.75%, 3.42% (A), 05/30/2025	$3,074,500	2,959,206

Total Loan Assignment (Cost $3,074,500)		2,959,206

MORTGAGE-BACKED SECURITIES - 14.9%
1211 Avenue of the Americas Trust Series 2015-1211, Class A1A1, 3.90%, 08/10/2035 (B)	5,900,000	5,694,328
Adjustable Rate Mortgage Trust
Series 2005-10, Class 1A21,
2.86% (A), 01/25/2036	49,332	44,353

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Adjustable Rate Mortgage Trust (continued)
Series 2005-4, Class 1A1,
2.75% (A), 08/25/2035	$ 34,930	$ 26,232
Series 2005-5, Class 2A1,
2.93% (A), 09/25/2035	34,701	30,896
Alternative Loan Trust
Series 2003-J3, Class 2A1,
6.25%, 12/25/2033	11,675	11,369
Series 2005-14, Class 2A1,
1-Month LIBOR + 0.42%, 2.04% (A), 05/25/2035	88,284	80,286
Series 2005-56, Class 5A2,
1-Month LIBOR + 1.54%, 3.16% (A), 11/25/2035	231,592	196,423
Series 2005-62, Class 2A1,
12-MTA + 1.00%, 1.48% (A), 12/25/2035	7,374	6,377
Series 2005-76, Class 1A2,
12-MTA + 2.00%, 2.48% (A), 01/25/2036	4,776,306	4,007,896
Series 2005-80CB, Class 1A1,
6.00%, 02/25/2036	2,064,870	1,870,597
Series 2005-J12, Class 2A1,
1-Month LIBOR + 0.54%, 2.16% (A), 08/25/2035	3,025,515	1,869,718
Series 2006-OA12, Class A1B,
1-Month LIBOR + 0.19%, 1.80% (A), 09/20/2046	1,025,016	979,763
Series 2006-OA21, Class A1,
1-Month LIBOR + 0.19%, 1.80% (A), 03/20/2047	1,242,485	999,562
Series 2007-9T1, Class 1A10,
6.00%, 05/25/2037	661,585	365,023
Series 2007-HY4, Class 1A1,
3.04% (A), 06/25/2037	526,252	444,846
American Home Mortgage Assets Trust Series 2007-1, Class A1, 12-MTA + 0.70%, 1.18% (A), 02/25/2047	2,667,760	1,228,835
AREIT LLC Series 2022-CRE7, Class A, 3.24% (A), 06/17/2039 (B)	4,000,000	3,955,063
Ashford Hospitality Trust Series 2018-KEYS, Class A, 1-Month LIBOR + 1.00%, 2.33% (A), 06/15/2035 (B)	7,500,000	7,266,048
Banc of America Funding Trust
Series 2005-D, Class A1,
2.97% (A), 05/25/2035	1,167,600	1,143,088
Series 2006-D, Class 5A1,
3.01% (A), 05/20/2036	87,852	83,552
Series 2006-J, Class 4A1,
3.46% (A), 01/20/2047	22,139	20,763
BANK Series 2022-BNK40, Class A4, 3.51% (A), 03/15/2064	4,300,000	4,018,159
BCAP LLC Trust Series 2009-RR3, Class 2A2, 2.99% (A), 05/26/2037 (B)	3,450,357	2,964,241

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns Alt-A Trust
Series 2005-8, Class 21A1,
2.59% (A), 10/25/2035	$ 892,254	$ 791,799
Series 2006-6, Class 31A1,
3.13% (A), 11/25/2036	1,683,613	1,093,952
Series 2006-6, Class 32A1,
2.95% (A), 11/25/2036	417,287	233,177
Series 2006-8, Class 3A1,
1-Month LIBOR + 0.32%, 1.94% (A), 02/25/2034	170,683	157,855
Series 2006-R1, Class 2E21,
3.24% (A), 08/25/2036	425,163	336,293
Bear Stearns ARM Trust
Series 2003-5, Class 2A1,
2.92% (A), 08/25/2033	134,718	130,566
Series 2003-8, Class 2A1,
2.09% (A), 01/25/2034	10,381	9,944
Series 2003-8, Class 4A1,
2.37% (A), 01/25/2034	29,720	29,308
Series 2003-9, Class 2A1,
2.82% (A), 02/25/2034	18,937	18,061
Series 2004-10, Class 22A1,
4.57% (A), 01/25/2035	27,874	25,967
Series 2006-4, Class 1A1,
3.09% (A), 10/25/2036	48,070	44,085
Bear Stearns Structured Products, Inc. Trust
Series 2007-R6, Class 1A1,
3.49% (A), 01/26/2036	137,386	112,562
Series 2007-R6, Class 2A1,
3.00% (A), 12/26/2046	115,604	95,265
Benchmark Mortgage Trust Series 2022-B33, Class A5, 3.46%, 03/15/2055	4,400,000	4,127,350
Business Mortgage Finance 7 PLC Series 7X, Class A1, 3-Month GBP LIBOR + 1.00%, 3.28% (A), 02/15/2041 (D)	GBP 598,435	720,866
CHL Mortgage Pass-Through Trust
Series 2004-12, Class 11A1,
3.57% (A), 08/25/2034	$2,199	2,204
Series 2005-HY10, Class 5A1,
3.18% (A), 02/20/2036	28,609	23,582
Citigroup Commercial Mortgage Trust Series 2016-P5, Class AAB, 2.84%, 10/10/2049	6,109,018	5,988,638
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A1,
1-Year CMT + 2.10%, 2.19% (A), 09/25/2035	52,619	52,214
Series 2005-6, Class A2,
1-Year CMT + 2.15%, 3.79% (A), 09/25/2035	22,476	22,013
COMM Mortgage Trust Series 2016-787S, Class A, 3.55%, 02/10/2036 (B)	5,000,000	4,749,815
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-AR15, Class 2A1, 2.86% (A), 06/25/2033	68,069	64,699

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
CSMC Trust Series 2008-3R, Class 1A2, 3.37% (A), 07/26/2037 (B)	$ 441,835	$ 364,742
DBGS Mortgage Trust Series 2019-1735, Class A, 3.84%, 04/10/2037 (B)	6,500,000	6,088,559
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-AR1, Class 2A1, 2.14% (A), 08/25/2035	41,719	38,535
DOLP Trust Series 2021-NYC, Class A, 2.96%, 05/10/2041 (B)	5,300,000	4,648,913
Eurosail PLC Series 2007-3X, Class A3C, 3-Month GBP LIBOR + 0.95%, 2.54% (A), 06/13/2045 (D)	GBP 968,105	1,168,460
Extended Stay America Trust Series 2021-ESH, Class A, 1-Month LIBOR + 1.08%, 2.41% (A), 07/15/2038 (B)	$5,466,357	5,329,082
First Horizon Mortgage Pass-Through Trust Series 2005-AR3, Class 2A1, 3.21% (A), 08/25/2035	11,167	7,540
GS Mortgage Securities Trust
Series 2016-GS3, Class AAB,
2.78%, 10/10/2049	3,308,798	3,234,556
Series 2016-GS3, Class WMA,
3.72% (A), 10/10/2049 (B)	2,000,000	1,826,136
GS Mortgage-Backed Securities Trust
Series 2021-HP1, Class A2,
2.50% (A), 01/25/2052 (B)	4,602,436	3,941,015
Series 2022-GR2, Class A2,
3.00% (A), 08/26/2052 (B)	5,183,428	4,604,950
GSR Mortgage Loan Trust
Series 2004-12, Class 1A1,
1-Month LIBOR + 0.34%, 1.96% (A), 12/25/2034	130,926	123,704
Series 2005-8F, Class 2A6,
5.50%, 11/25/2035	1,303,763	1,282,809
Series 2005-AR6, Class 2A1,
2.94% (A), 09/25/2035	49,855	48,404
Series 2006-AR1, Class 2A1,
2.87% (A), 01/25/2036	1,038	1,028
HarborView Mortgage Loan Trust
Series 2006-7, Class 2A1A,
1-Month LIBOR + 0.40%, 2.00% (A), 09/19/2046	142,476	131,493
Series 2007-1, Class 2A1A,
1-Month LIBOR + 0.26%, 1.87% (A), 03/19/2037	4,100,531	3,672,043
Hawksmoor Mortgages Series 2019-1A, Class A, 1-Month SONIA + 1.05%, 1.70% (A), 05/25/2053 (B)	GBP 16,571,051	20,167,749
Hilton USA Trust Series 2016-SFP, Class A, 2.83%, 11/05/2035 (B)	$8,600,000	8,385,342

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
IndyMac INDX Mortgage Loan Trust
Series 2006-AR35, Class 2A1A,
1-Month LIBOR + 0.17%, 1.79% (A), 01/25/2037	$ 3,471,710	$ 3,252,955
Series 2006-R1, Class A3,
3.12% (A), 12/25/2035	1,830,163	1,705,836
JPMorgan Chase Commercial Mortgage Securities Trust Series 2021-HTL5, Class A, 1-Month LIBOR + 1.12%, 2.44% (A), 11/15/2038 (B)	5,000,000	4,774,529
Lehman XS Trust Series 2007-4N, Class 2A, 1-Month LIBOR + 0.20%, 1.82% (A), 03/25/2047	4,338,940	4,152,370
MASTR Alternative Loan Trust Series 2006-2, Class 2A1, 1-Month LIBOR + 0.40%, 2.02% (A), 03/25/2036	218,777	19,698
MF1 Multifamily Housing Mortgage Loan Trust Series 2021-FL5, Class A, 1-Month SOFR + 0.96%, 2.30% (A), 07/15/2036 (B)	3,385,978	3,332,152
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C20, Class ASB,
3.07%, 02/15/2048	2,587,165	2,557,142
Series 2015-C27, Class ASB,
3.56%, 12/15/2047	3,513,310	3,483,688
Morgan Stanley Capital I Trust Series 2021-230P, Class A, 1-Month LIBOR + 1.17%, 2.49% (A), 12/15/2023 (B)	5,000,000	4,804,714
Morgan Stanley Mortgage Loan Trust Series 2007-14AR, Class 1A3, 3.81% (A), 10/25/2037	671,560	514,982
NACC Reperforming Loan Trust REMIC Series 2004-R1, Class A1, 6.50%, 03/25/2034 (B)	264,058	234,800
NYO Commercial Mortgage Trust Series 2021-1290, Class A, 1-Month LIBOR + 1.10%, 2.42% (A), 11/15/2038 (B)	5,000,000	4,778,033
One New York Plaza Trust Series 2020-1NYP, Class A, 1-Month LIBOR + 0.95%, 2.27% (A), 01/15/2036 (B)	4,000,000	3,875,204
RALI Trust
Series 2005-QA13, Class 2A1,
4.08% (A), 12/25/2035	1,020,411	862,455
Series 2005-QO3, Class A1,
1-Month LIBOR + 0.80%, 2.42% (A), 10/25/2045	109,322	96,863
Series 2007-QO2, Class A1,
1-Month LIBOR + 0.15%, 1.77% (A), 02/25/2047	2,580,883	1,067,210

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Reperforming Loan Trust REMIC
Series 2003-R4, Class 2A,
4.38% (A), 01/25/2034 (B)	$ 199,560	$ 176,877
Series 2004-R1, Class 2A,
6.50%, 11/25/2034 (B)	66,518	62,604
Series 2005-R2, Class 1AF1,
1-Month LIBOR + 0.34%, 1.96% (A), 06/25/2035 (B)	166,496	163,505
Series 2006-R1, Class AF1,
1-Month LIBOR + 0.34%, 1.96% (A), 01/25/2036 (B)	1,549,677	1,475,079
Residential Asset Securitization Trust Series 2007-A2, Class 2A2, 6.50%, 04/25/2037	3,666,099	1,218,877
RFMSI Trust
Series 2003-S9, Class A1,
6.50%, 03/25/2032	2,526	2,439
Series 2005-SA4, Class 1A21,
3.03% (A), 09/25/2035	262,063	182,277
Ripon Mortgages PLC Series 1RA, Class A, 1-Month SONIA + 0.70%, 1.35% (A), 08/28/2056 (B)	GBP 6,548,163	7,854,057
RMAC Securities No. 1 PLC Series 2007-NS1X, Class A2B, 3-Month LIBOR + 0.15%, 1.87% (A), 06/12/2044 (D)	$5,088,863	4,796,752
Sequoia Mortgage Trust
Series 2004-12, Class A1,
1-Month LIBOR + 0.54%, 2.14% (A), 01/20/2035	278,897	261,325
Series 2010, Class 2A1,
1-Month LIBOR + 0.76%, 2.36% (A), 10/20/2027	4,251	4,096
SFO Commercial Mortgage Trust Series 2021-555, Class A, 1-Month LIBOR + 1.15%, 2.47% (A), 05/15/2038 (B)	4,600,000	4,392,078
Shelter Growth CRE Issuer Ltd. Series 2022-FL4, Class A, 3.42% (A), 06/19/2037 (B)	3,900,000	3,871,818
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-12, Class 3A1,
2.72% (A), 09/25/2034	16,903	16,947
Series 2004-20, Class 3A1,
3.03% (A), 01/25/2035	16,558	16,463
Series 2005-1, Class 1A1,
2.83% (A), 02/25/2035	117,103	111,253
Series 2005-17, Class 3A1,
2.96% (A), 08/25/2035	18,697	17,199
Series 2005-18, Class 3A1,
2.75% (A), 09/25/2035	504,029	363,387
Series 2006-8, Class 1A2,
3.09% (A), 09/25/2036	1,386,711	1,118,082

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Structured Asset Mortgage Investments II Trust
Series 2005-AR5, Class A1,
1-Month LIBOR + 0.50%, 2.10% (A), 07/19/2035	$ 24,411	$ 22,377
Series 2005-AR5, Class A2,
1-Month LIBOR + 0.50%, 2.10% (A), 07/19/2035	12,316	11,585
Series 2005-AR5, Class A3,
1-Month LIBOR + 0.50%, 2.10% (A), 07/19/2035	37,249	34,586
Series 2005-AR8, Class A1A,
1-Month LIBOR + 0.56%, 2.18% (A), 02/25/2036	94,056	86,062
Structured Asset Mortgage Investments Trust Series 2002-AR3, Class A1, 1-Month LIBOR + 0.66%, 2.26% (A), 09/19/2032	5,059	4,891
Structured Asset Securities Corp. Trust Series 2005-5, Class 2A2, 5.50%, 04/25/2035	940,523	879,380
Towd Point Mortgage Funding Series 2019-A13A, Class A1, 1-Month SONIA + 0.90%, 1.36% (A), 07/20/2045 (B)	GBP 17,305,365	21,042,442
Towd Point Mortgage Funding / Granite4 PLC Series 2019-GR4A, Class A1, SONIA + 1.14%, 2.06% (A), 10/20/2051 (B)	7,601,609	9,222,913
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR9, Class 2A,
2.38% (A), 09/25/2033	$204,110	191,142
Series 2005-AR13, Class A1A1,
1-Month LIBOR + 0.58%, 2.20% (A), 10/25/2045	831,884	792,405
Series 2006-AR10, Class 1A1,
2.86% (A), 09/25/2036	310,386	283,670
Series 2006-AR7, Class 2A,
12-MTA + 0.98%, 1.46% (A), 07/25/2046	59,036	54,072
Series 2007-HY1, Class 1A1,
2.78% (A), 02/25/2037	150,668	135,120
Series 2007-HY1, Class 3A3,
3.12% (A), 02/25/2037	1,444,955	1,358,843
Series 2007-HY4, Class 2A2,
2.86% (A), 04/25/2037	1,366,118	1,286,637

Total Mortgage-Backed Securities (Cost $233,179,786)		222,226,564

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.4%
Illinois - 0.2%
State of Illinois, General Obligation Unlimited, 6.63%, 02/01/2035	2,000,000	2,129,813

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York - 0.2%
New York State Urban Development Corp., Revenue Bonds, 1.78%, 03/15/2028	$ 3,500,000	$ 3,121,648

Total Municipal Government Obligations (Cost $5,603,184)		5,251,461

U.S. GOVERNMENT AGENCY OBLIGATIONS - 30.9%
Federal Home Loan Mortgage Corp.
12-Month LIBOR + 1.35%, 1.62% (A), 09/01/2035	18,836	19,094
12-Month LIBOR + 1.87%, 2.12% (A), 09/01/2035	64,602	64,045
1-Year CMT + 2.22%, 2.75% (A), 08/01/2023	1,790	1,786
3.50%, 03/01/2048 - 08/01/2049	993,737	966,578
4.00%, 12/01/2047 - 04/01/2048	849,840	854,178
5.00%, 04/01/2023 - 09/01/2026	876,949	900,783
5.00%, 11/01/2023 - 11/01/2024 (K)	400,000	412,355
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Interest Only STRIPS 1.29% (A), 08/25/2022	12,009,504	362
Federal Home Loan Mortgage Corp. REMIC 1-Month LIBOR + 0.35%, 1.67% (A), 12/15/2029	8,681	8,648
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
12-MTA + 1.20%, 1.68% (A), 10/25/2044	338,705	348,017
12-MTA + 1.40%, 1.88% (A), 07/25/2044	157,819	164,054
6.50%, 07/25/2043	33,278	36,244
Federal National Mortgage Association
12-MTA + 1.20%, 1.52% (A), 06/01/2043	33,486	34,003
12-Month LIBOR + 1.33%, 1.56% (A), 12/01/2034	1,552	1,573
6-Month LIBOR + 1.39%, 1.69% (A), 08/01/2035	123,266	122,341
6-Month LIBOR + 1.61%, 1.86% (A), 08/01/2036	4,989	4,987
1-Year CMT + 1.81%, 1.98% (A), 08/01/2035	6,312	6,316
1-Year CMT + 2.04%, 2.04% (A), 09/01/2035	75,022	74,939
1-Year CMT + 2.15%, 2.15% (A), 07/01/2032	2,289	2,285
1-Year CMT + 2.18%, 2.30% (A), 10/01/2035	1,151	1,144
6-Month LIBOR + 1.75%, 2.50% (A), 05/01/2035	44,115	43,934
1-Year CMT + 2.22%, 2.63% (A), 01/01/2028	5,421	5,395
1-Year CMT + 2.24%, 2.72% (A), 01/01/2036	1,247,701	1,289,038
3.00%, 08/01/2049	1,120,734	1,048,478
3.50%, 05/01/2049	843,684	823,432

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
4.00%, 12/01/2040 - 02/01/2048	$ 1,955,427	$ 1,962,498
5.00%, 12/01/2022 - 06/01/2037	1,791,532	1,840,126
5.00%, 04/01/2025 (K)	200,000	205,371
5.50%, 01/01/2025	8,273	8,353
Government National Mortgage Association
12-Month LIBOR + 0.80%, 1.03% (A), 09/20/2067	2,905,787	2,907,908
1-Month LIBOR + 0.58%, 1.38% (A), 06/20/2065	3,075,608	3,049,512
1-Month LIBOR + 0.60%, 1.40% (A), 04/20/2065 - 10/20/2065	25,560,839	25,361,452
1-Month LIBOR + 0.62%, 1.42% (A), 09/20/2065	3,506,926	3,480,648
1-Month LIBOR + 0.70%, 1.50% (A), 10/20/2065	13,147	13,096
1-Month LIBOR + 0.75%, 1.55% (A), 08/20/2067	2,204,625	2,195,109
1-Month LIBOR + 0.77%, 1.57% (A), 10/20/2066	4,364,614	4,348,487
1-Month LIBOR + 0.78%, 1.58% (A), 09/20/2066	6,139,882	6,119,457
1-Month LIBOR + 0.80%, 1.60% (A), 06/20/2066	3,390,722	3,380,823
1-Month LIBOR + 0.95%, 1.75% (A), 12/20/2066	1,757,508	1,757,475
3.00%, 11/15/2049	2,401,290	2,270,034
4.00%, 07/15/2049 - 12/15/2049	948,738	958,037
Uniform Mortgage-Backed Security
3.00%, TBA (K)	239,200,000	222,789,171
3.50%, TBA (K)	107,620,000	103,574,301
4.00%, TBA (K)	67,500,000	66,528,438

Total U.S. Government Agency Obligations (Cost $460,752,028)		459,984,305

U.S. GOVERNMENT OBLIGATIONS - 17.6%
U.S. Treasury - 17.6%
U.S. Treasury Bond
1.38%, 11/15/2040 (C)	20,200,000	14,633,164
1.38%, 08/15/2050	22,100,000	14,681,824
1.63%, 11/15/2050 (L)	16,600,000	11,780,164
1.88%, 02/15/2041	6,900,000	5,442,105
2.75%, 08/15/2042 - 11/15/2042 (L)	10,900,000	9,830,859
2.88%, 05/15/2043 (C) (L)	5,800,000	5,319,234
2.88%, 08/15/2045 (L)	11,700,000	10,701,387
3.00%, 05/15/2045 (L)	21,700,000	20,259,832
3.13%, 08/15/2044 (L)	37,900,000	36,116,035
3.38%, 05/15/2044 (L)	35,400,000	35,144,180
3.75%, 11/15/2043 (L)	5,800,000	6,100,422
4.25%, 05/15/2039 (L)	2,000,000	2,294,297
4.38%, 11/15/2039	800,000	928,250
4.50%, 08/15/2039 (L)	3,100,000	3,659,938
4.63%, 02/15/2040	1,100,000	1,314,887
U.S. Treasury Note
1.75%, 09/30/2022 (M) (N) (O)	4,547,000	4,546,280
1.75%, 06/30/2024 (C) (L)	19,500,000	19,049,063
1.88%, 07/31/2022 - 08/31/2022 (L) (M) (O)	10,954,000	10,960,376

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Note (continued)
2.00%, 10/31/2022 (C)	$ 200,000	$ 199,912
2.25%, 10/31/2024 (L) (M) (N) (O) (P)	14,500,000	14,268,340
2.25%, 08/15/2027 (C) (L)	34,100,000	32,805,266
2.88%, 05/15/2032 (C)	1,200,000	1,190,063

Total U.S. Government Obligations (Cost $293,928,065)		261,225,878

	Shares	Value
PREFERRED STOCK - 1.2%
Wireless Telecommunication Services - 1.2%
AT&T Mobility II LLC, Series A, 7.00% (H) (Q)	696,035	17,873,177

Total Preferred Stock (Cost $18,826,296)		17,873,177

	Principal	Value
SHORT-TERM FOREIGN GOVERNMENT OBLIGATIONS - 0.2%
Israel - 0.2%
Bank of Israel Bill - Makam 0.00% (R), 11/02/2022	ILS 12,500,000	3,568,259

Total Short-Term Foreign Government Obligations (Cost $4,007,695)		3,568,259

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.8%
U.S. Treasury Bill
0.61% (R), 07/19/2022 (C) (N) (P)	$3,151,000	3,149,328
0.68% (R), 07/19/2022 (C) (N) (P)	700,000	699,628
0.68% (R), 07/05/2022 (C)	1,283,000	1,282,834
0.75% (R), 07/12/2022 (N)	122,000	121,963
0.82% (R), 07/21/2022 (N)	2,000,000	1,998,893
0.87% (R), 07/21/2022 (N)	1,500,000	1,499,170
1.09% (R), 08/23/2022 (N)	2,600,000	2,594,360
1.17% (R), 08/09/2022 (N)	800,000	798,893

Total Short-Term U.S. Government Obligations (Cost $12,147,991)		12,145,069

	Shares	Value
OTHER INVESTMENT COMPANY - 2.0%
Securities Lending Collateral - 2.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.54% (R)	29,489,880	29,489,880

Total Other Investment Company (Cost $29,489,880)		29,489,880

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Principal	Value
REPURCHASE AGREEMENTS - 9.8%
Fixed Income Clearing Corp., 0.35% (R), dated 06/30/2022, to be repurchased at $6,835,241 on 07/01/2022. Collateralized by a U.S. Government Obligation, 3.00%, due 06/30/2024, and with a value of $6,971,964.	$6,835,175	$ 6,835,175
RBC Capital Markets LLC, 1.48% (R), dated 06/30/2022, to be repurchased at $139,605,739 on 07/01/2022. Collateralized by a U.S. Government Obligation, 2.75%, due 02/15/2024, and with a value of $142,574,128.	139,600,000	139,600,000

Total Repurchase Agreements (Cost $146,435,175)		146,435,175

Total Investments Excluding Swaptions Purchased (Cost $2,013,232,075)		1,910,700,148
Total Swaptions Purchased - 0.0% (Cost $47,300)		42,528

Total Investments (Cost $2,013,279,375)		1,910,742,676
Net Other Assets (Liabilities) - (28.4)%		(423,181,188)

Net Assets - 100.0%		$1,487,561,488

OVER-THE-COUNTER INTEREST RATE SWAPTIONS PURCHASED:

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums Paid	Value
Put - 10-Year	NGFP	1-Year USD-SOFR	Pay	2.86%	08/04/2022	USD	4,300,000	$47,300	$42,528

EXCHANGE-TRADED OPTIONS WRITTEN:

Description	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums (Received)	Value
Put - 90-Day Euro Dollar Futures	USD	96.50	12/18/2023	USD	102,162,675	419	$(481,662)	$(594,456)

OVER-THE-COUNTER OPTIONS WRITTEN:

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums (Received)	Value
Call - Uniform Mortgage-Backed Security, TBA	JPM	USD	98.91	08/04/2022	USD	7,900,000	7,900,000	$(30,859)	$(2,251)
Call - Uniform Mortgage-Backed Security, TBA	JPM	USD	100.22	07/07/2022	USD	394,920,000	4,000,000	(19,688)	(36)
Call - Uniform Mortgage-Backed Security, TBA	JPM	USD	101.87	08/04/2022	USD	8,600,000	8,600,000	(26,875)	(7,576)
Put - Uniform Mortgage-Backed Security, TBA	JPM	USD	96.91	08/04/2022	USD	7,900,000	7,900,000	(39,500)	(100,072)
Put - Uniform Mortgage-Backed Security, TBA	JPM	USD	98.09	08/04/2022	USD	39,500,000	39,500,000	(194,414)	(240,318)
Put - Uniform Mortgage-Backed Security, TBA	JPM	USD	99.66	09/07/2022	USD	12,500,000	12,500,000	(46,875)	(104,314)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

OVER-THE-COUNTER OPTIONS WRITTEN (continued):

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums (Received)	Value
Put - Uniform Mortgage-Backed Security, TBA	JPM	USD	99.77	08/04/2022	USD	15,800,000	15,800,000	$(41,969)	$(77,392)
Put - Uniform Mortgage-Backed Security, TBA	JPM	USD	99.83	08/04/2022	USD	15,800,000	15,800,000	(41,969)	(80,898)
Put - Uniform Mortgage-Backed Security, TBA	JPM	USD	99.87	08/04/2022	USD	8,600,000	8,600,000	(41,656)	(45,266)

Total								$(483,805)	$(658,123)

OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS WRITTEN:

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount/ Number of Contracts		Premiums (Received)	Value
Call - AUD vs USD	BOA	AUD	0.72	07/08/2022	AUD	10,800,000	$(55,918)	$(760)
Call - AUD vs USD	BCLY	AUD	0.74	08/11/2022	AUD	4,000,000	(23,075)	(3,084)
Call - USD vs BRL	HSBC	USD	5.62	08/09/2022	USD	6,400,000	(99,251)	(47,910)
Call - USD vs BRL	DUB	USD	5.72	08/12/2022	USD	19,110,000	(313,767)	(109,405)
Put - USD vs NOK	DUB	USD	9.25	07/13/2022	USD	12,000,000	(95,400)	(1,260)
Put - USD vs NOK	CITI	USD	9.39	07/14/2022	USD	8,200,000	(72,349)	(3,739)

Total							$(659,760)	$(166,158)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS WRITTEN:

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums (Received)	Value
Call - 1-Year	GSB	1-Year USD-SOFR	Receive	2.15%	11/20/2023	USD	6,000,000	$(20,925)	$(23,458)
Call - 1-Year	GSB	1-Year USD-SOFR	Receive	3.14	10/23/2023	USD	3,900,000	(27,398)	(33,124)
Call - 1-Year	GSB	1-Year USD-SOFR	Receive	3.19	10/23/2023	USD	9,800,000	(68,110)	(86,263)
Call - 5-Year	GSI	1-Year USD-SOFR	Receive	2.25	08/25/2022	USD	36,400,000	(187,460)	(76,803)
Call - 10-Year	GSB	1-Year USD-SOFR	Receive	2.31	08/19/2022	USD	31,500,000	(276,413)	(88,622)
Put - 1-Year	GSB	1-Year USD-SOFR	Pay	3.14	10/23/2023	USD	3,900,000	(27,398)	(18,835)
Put - 1-Year	GSB	1-Year USD-SOFR	Pay	3.19	10/23/2023	USD	9,800,000	(68,110)	(45,701)
Put - 1-Year	GSB	1-Year USD-SOFR	Pay	3.65	11/20/2023	USD	6,000,000	(20,925)	(20,523)
Put - 5-Year	GSI	1-Year USD-SOFR	Pay	2.85	08/25/2022	USD	36,400,000	(187,460)	(317,031)
Put - 10-Year	GSI	1-Year USD-SOFR	Pay	3.01	08/19/2022	USD	31,500,000	(276,413)	(249,258)

Total								$(1,160,612)	$(959,618)

								Premiums (Received)	Value
TOTAL WRITTEN OPTIONS AND SWAPTIONS								$(2,785,839)	$(2,378,355)

CENTRALLY CLEARED SWAP AGREEMENTS:

Credit Default Swap Agreements on Corporate and Sovereign Issues - Sell Protection (S)
Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2022 (T)	Notional Amount (U)		Value (V)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
AES Corp., 2.45%, 01/15/2031	5.00%	Quarterly	12/20/2025	1.67%	USD	4,500,000	$489,037	$628,204	$(139,167)
General Electric Co., 2.70%, 10/09/2022	1.00	Quarterly	12/20/2023	0.84	USD	3,600,000	10,054	(39,948)	50,002
General Electric Co., 2.70%, 10/09/2022	1.00	Quarterly	06/20/2024	0.92	USD	4,500,000	6,902	(34,350)	41,252

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS (continued):

Credit Default Swap Agreements on Corporate and Sovereign Issues - Sell Protection (continued) (S)

Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2022 (T)	Notional Amount (U)		Value (V)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
General Electric Co., 2.70%, 10/09/2022	1.00%	Quarterly	06/20/2026	1.53%	USD	4,600,000	$(90,069)	$31,498	$(121,567)
General Electric Co., 2.70%, 10/09/2022	1.00	Quarterly	12/20/2026	1.70	USD	500,000	(14,188)	4,954	(19,142)
Stellantis NV, 5.25%, 04/15/2023	5.00	Quarterly	12/20/2026	2.17	EUR	3,500,000	432,278	702,649	(270,371)
Verizon Communications, Inc., 4.13%, 03/16/2017	1.00	Quarterly	12/20/2026	1.20	USD	4,800,000	(35,708)	100,227	(135,935)
Williams Cos., Inc., 4.55%, 06/24/2024	1.00	Quarterly	12/20/2026	1.14	USD	5,000,000	(23,341)	31,878	(55,219)

Total							$774,965	$1,425,112	$(650,147)

Credit Default Swap Agreements on Credit Indices - Buy Protection (W)

Reference Obligation		Fixed Rate Payable	Payment Frequency	Maturity Date	Notional Amount (U)		Value (V)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Markit iTraxx Europe Crossover - Series 27		1.00%	Quarterly	06/20/2027	EUR	18,800,000	$169,269	$76,147	$93,122
North America High Yield Index - Series 38		5.00	Quarterly	06/20/2027	USD	15,840,000	455,069	409,939	45,130
North American Investment Grade Index - Series 38		1.00	Quarterly	06/20/2027	USD	68,200,000	12,611	(35,480)	48,091

Total							$636,949	$450,606	$186,343

Credit Default Swap Agreements on Credit Indices - Sell Protection (S)
Reference Obligation		Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (U)		Value (V)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Markit iTraxx® Europe Crossover - Series 27		5.00%	Quarterly	06/20/2027	EUR	30,600,000	$(978,867)	$1,814,667	$(2,793,534)

Interest Rate Swap Agreements
Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	Receive	1.27%	Quarterly/ Semi-Annually	11/04/2023	USD	161,400,000	$(3,651,564)	$(2,797,730)	$(853,834)
6-Month EUR-EURIBOR	Receive	0.75	Semi-Annually/ Annually	06/15/2032	EUR	112,600,000	(15,099,550)	(4,493,723)	(10,605,827)
6-Month EUR-EURIBOR	Receive	1.00	Semi-Annually/ Annually	05/18/2027	EUR	12,500,000	(438,265)	—	(438,265)
6-Month JPY-TONA	Receive	0.38	Semi-Annually/ Annually	06/18/2028	JPY	4,170,000,000	160,785	183,808	(23,023)
6-Month JPY-TONA	Pay	0.75	Semi-Annually/ Annually	03/20/2038	JPY	234,000,000	(2,737)	29,365	(32,102)
6-Month JPY-TONA	Pay	0.79	Semi-Annually/ Annually	11/12/2038	JPY	76,430,000	(1,177)	848	(2,025)
6-Month JPY-TONA	Pay	0.80	Semi-Annually/ Annually	10/22/2038	JPY	320,000,000	(12,339)	4,992	(17,331)
12-Month GBP-SONIA	Pay	0.75	Annually	09/21/2052	GBP	23,400,000	8,709,334	5,025,831	3,683,503
12-Month GBP-SONIA	Receive	0.80	Annually	03/15/2032	GBP	17,300,000	(2,757,762)	(213)	(2,757,549)
12-Month GBP-SONIA	Pay	0.90	Annually	03/15/2052	GBP	6,400,000	2,119,703	103	2,119,600

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS (continued):

Interest Rate Swap Agreements (continued)
Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
12-Month JPY-TONA	Pay	0.50%	Annually	03/15/2042	JPY	1,787,000,000	$804,441	$504,486	$299,955
12-Month JPY-TONA	Pay	0.66	Annually	04/19/2042	JPY	100,000,000	22,355	—	22,355
12-Month JPY-TONA	Pay	0.80	Annually	06/15/2052	JPY	2,010,000,000	828,322	25,974	802,348
12-Month USD-SOFR	Receive	1.32	Maturity/ Annually	12/21/2023	USD	235,200,000	(4,401,871)	(1,057,218)	(3,344,653)
12-Month USD-SOFR	Receive	1.40	Maturity/ Annually	12/07/2024	USD	54,100,000	(670,411)	18,312	(688,723)
12-Month USD-SOFR	Pay	1.75	Annually	12/21/2052	USD	36,400,000	6,274,024	6,869,237	(595,213)
12-Month USD-SOFR	Receive	1.79	Annually	05/03/2027	USD	14,700,000	(616,407)	—	(616,407)
12-Month USD-SOFR	Pay	2.00	Annually	12/21/2032	USD	33,200,000	2,289,634	3,405,814	(1,116,180)
12-Month USD-SOFR	Receive	3.13	Maturity/ Annually	06/21/2025	USD	167,300,000	886,038	37,032	849,006
12-Month USD-SOFR	Receive	3.30	Maturity/ Annually	12/21/2023	USD	2,500,000	1,332	(442)	1,774
12-Month USD-SOFR	Receive	3.53	Maturity/ Annually	06/21/2024	USD	379,600,000	2,142,333	88,743	2,053,590
BRL-CDI	Receive	11.09	Maturity	01/02/2025	BRL	350,000,000	(1,860,851)	—	(1,860,851)
BRL-CDI	Receive	12.59	Maturity	01/02/2025	BRL	11,600,000	(2,849)	—	(2,849)

Total							$(5,277,482)	$7,845,219	$(13,122,701)

OVER-THE-COUNTER SWAP AGREEMENTS:

Credit Default Swap Agreements on Corporate and Sovereign Issues - Sell Protection (S)
Reference Obligation	Counterparty	Fixed Rate Receivable	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2022 (T)	Notional Amount (U)		Value (V)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Colombia Government International Bond, 10.38%, 01/28/2033	CITI	1.00%	Quarterly	12/20/2026	2.73%	USD	2,100,000	$ (144,060)	$ (93,831)	$ (50,229)
Colombia Government International Bond, 10.38%, 01/28/2033	MSC	1.00	Quarterly	06/20/2027	2.91	USD	3,500,000	(290,539)	(164,177)	(126,362)
Colombia Government International Bond, 10.38%, 01/28/2033	CITI	1.00	Quarterly	06/20/2027	2.91	USD	800,000	(66,392)	(27,508)	(38,884)
Colombia Government International Bond, 10.38%, 01/28/2033	BNP	1.00	Quarterly	06/20/2027	2.91	USD	800,000	(66,392)	(36,394)	(29,998)
Republic of South Africa Government International Bond, 5.50%, 03/09/2020	GSI	1.00	Quarterly	06/20/2024	2.19	USD	6,400,000	(140,661)	(100,527)	(40,134)
Republic of South Africa Government International Bond, 5.88%, 09/16/2025	MSC	1.00	Quarterly	12/20/2026	3.01	USD	7,500,000	(593,683)	(312,236)	(281,447)
Republic of South Africa Government International Bond, 5.88%, 09/16/2025	BOA	1.00	Quarterly	12/20/2026	3.01	USD	5,000,000	(395,740)	(213,197)	(182,543)

Total								$ (1,697,467)	$ (947,870)	$ (749,597)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

OVER-THE-COUNTER SWAP AGREEMENTS (continued):

Credit Default Swap Agreements on Credit Indices - Sell Protection (S)
Reference Obligation	Counterparty	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Home Equity ABS Index - Series 6-2	BCLY	0.11%	Monthly	05/25/2046	USD	1,885,935	$4,524	$(378,373)	$382,897

Value
OTC Swap Agreements, at value (Assets)	$4,524
OTC Swap Agreements, at value (Liabilities)	$(1,697,467)

FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Note	311	09/30/2022	$34,677,420	$34,909,750	$232,330	$—
10-Year U.S. Treasury Note	786	09/21/2022	93,342,836	93,165,562	—	(177,274)
30-Year U.S. Treasury Bond	95	09/21/2022	12,578,902	13,169,375	590,473	—
German Euro BOBL	87	09/08/2022	11,026,587	11,322,607	296,020	—
U.S. Treasury Ultra Bond	45	09/21/2022	7,017,817	6,945,469	—	(72,348)

Total					$1,118,823	$(249,622)

Short Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Note	(475)	09/30/2022	$(100,068,537)	$(99,757,422)	$311,115	$—
10-Year Japan Government Bond	(62)	09/12/2022	(68,201,507)	(67,908,461)	293,046	—
Euro OAT	(77)	09/08/2022	(10,971,894)	(11,178,284)	—	(206,390)
Euro-BTP Italy Government Bond	(348)	09/08/2022	(42,766,023)	(44,900,214)	—	(2,134,191)
German Euro Bund	(462)	09/08/2022	(73,485,777)	(72,032,268)	1,453,509	—
German Euro BUXL	(24)	09/08/2022	(4,290,954)	(4,113,665)	177,289	—

Total					$2,234,959	$(2,340,581)

Total Futures Contracts					$3,353,782	$(2,590,203)

FORWARD FOREIGN CURRENCY CONTRACTS:
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BCLY	08/16/2022	USD	1,158,742	GBP	954,000	$—	$(3,587)
BCLY	08/16/2022	NOK	140,218,232	USD	14,329,331	—	(79,255)
BCLY	08/16/2022	GBP	1,605,000	USD	2,025,779	—	(70,288)
BCLY	08/16/2022	JPY	169,700,000	USD	1,266,499	—	(11,888)
BNP	07/01/2022	USD	9,513,825	MXN	191,200,000	7,583	—
BNP	07/01/2022	MXN	191,200,000	USD	9,140,715	365,527	—
BNP	07/05/2022	USD	16,901,163	BRL	96,834,207	—	(1,573,661)
BNP	07/05/2022	BRL	96,834,207	USD	18,486,866	—	(12,042)
BNP	07/13/2022	USD	404,154	ZAR	6,326,925	15,778	—
BNP	08/02/2022	BRL	1,104,207	USD	212,474	—	(3,606)
BNP	08/09/2022	USD	8,665,489	MXN	190,347,000	—	(730,379)
BNP	08/16/2022	USD	9,973,165	EUR	9,503,000	—	(18,540)
BNP	09/15/2022	MXN	191,200,000	USD	9,373,718	—	(652)
BNP	10/05/2022	USD	2,107,338	PEN	8,602,364	—	(117,156)
BNP	03/02/2023	USD	321,317	ILS	1,090,870	3,505	—
BOA	07/13/2022	USD	6,642,933	ZAR	101,925,842	386,259	—
BOA	07/21/2022	USD	2,091,192	PEN	8,401,781	—	(98,126)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued):

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BOA	07/26/2022	USD	1,623,190	PEN	6,560,286	$—	$(85,316)
BOA	08/16/2022	USD	13,404,492	AUD	19,436,000	—	(16,478)
BOA	08/16/2022	NOK	77,911,384	USD	8,182,824	—	(264,859)
BOA	08/16/2022	BRL	10,100,080	USD	1,910,000	—	(7,217)
BOA	08/16/2022	EUR	10,523,000	USD	11,259,993	—	(195,833)
BOA	08/16/2022	GBP	1,381,000	USD	1,740,531	—	(57,956)
CITI	07/05/2022	USD	210,807	BRL	1,104,207	137	—
CITI	07/05/2022	BRL	1,104,207	USD	227,290	—	(16,620)
CITI	07/18/2022	NOK	20,536,028	USD	2,095,000	—	(9,391)
CITI	07/18/2022	PEN	863,314	USD	229,136	—	(4,099)
CITI	07/19/2022	PEN	12,902,976	USD	3,435,846	—	(72,863)
CITI	07/21/2022	PEN	8,401,781	USD	2,180,242	9,075	—
CITI	07/25/2022	PEN	668,382	USD	179,061	—	(4,974)
CITI	08/08/2022	USD	415,754	PEN	1,572,965	6,644	—
CITI	08/16/2022	USD	2,998,762	AUD	4,318,000	17,091	—
CITI	08/16/2022	USD	3,003,957	GBP	2,474,000	—	(10,301)
CITI	08/16/2022	BRL	10,098,170	USD	1,910,000	—	(7,577)
CITI	08/16/2022	AUD	12,585,000	USD	8,868,033	—	(177,824)
CITI	11/08/2022	USD	1,843,314	PEN	7,316,484	—	(43,317)
CITI	12/12/2022	USD	3,476,455	PEN	13,386,092	34,436	—
CITI	03/02/2023	USD	4,211,289	ILS	14,280,480	50,842	—
CITI	04/27/2023	USD	2,127,475	PEN	8,401,781	—	(13,194)
CITI	05/03/2023	USD	4,808,195	ILS	15,865,600	168,056	—
DUB	07/15/2022	NOK	29,147,528	USD	3,028,000	—	(68,010)
DUB	07/26/2022	PEN	659,758	USD	179,893	—	(8,071)
DUB	08/16/2022	USD	3,820,000	BRL	20,238,360	7,237	—
DUB	08/16/2022	USD	48,597,817	EUR	45,767,000	477,187	—
DUB	08/16/2022	USD	73,459,196	GBP	59,551,000	903,793	—
DUB	12/12/2022	USD	8,957,268	ZAR	140,734,803	449,682	—
GSB	07/05/2022	USD	54,817,590	BRL	304,130,000	—	(3,206,826)
GSB	07/05/2022	BRL	304,130,000	USD	58,740,705	—	(716,290)
GSB	08/08/2022	USD	2,982,039	PEN	11,189,491	71,782	—
GSB	11/02/2022	USD	4,036,777	ILS	12,500,000	424,930	—
HSBC	07/05/2022	USD	148,900	CAD	188,000	2,842	—
HSBC	08/05/2022	CLP	33,272,770	USD	39,707	—	(3,738)
HSBC	08/10/2022	USD	6,528,968	CNH	43,842,020	—	(18,934)
HSBC	08/11/2022	USD	1,299,000	BRL	6,780,780	19,704	—
HSBC	08/16/2022	USD	9,904,874	AUD	14,168,000	121,570	—
HSBC	08/16/2022	USD	13,399,667	JPY	1,784,900,000	203,707	—
HSBC	08/16/2022	USD	1,712,834	NOK	16,950,000	—	(9,758)
HSBC	08/16/2022	EUR	1,813,000	USD	1,951,800	—	(45,564)
HSBC	08/16/2022	JPY	1,159,700,000	USD	8,525,226	48,562	—
HSBC	05/10/2023	USD	3,385,027	CNH	22,716,916	—	(14,892)
JPM	08/10/2022	USD	2,866,183	CNH	19,273,554	—	(12,364)
JPM	08/11/2022	BRL	6,787,275	USD	1,299,000	—	(18,478)
JPM	08/16/2022	USD	1,208,499	JPY	157,880,581	41,271	—
JPM	08/16/2022	USD	11,205,694	NOK	111,135,000	—	(88,716)
JPM	08/16/2022	GBP	1,931,000	USD	2,389,291	—	(36,610)
JPM	08/16/2022	JPY	142,700,000	USD	1,073,500	—	(18,503)
SCB	07/15/2022	USD	199,697	ILS	673,240	6,806	—
SCB	07/27/2022	PEN	388,402	USD	102,861	—	(1,720)
SCB	08/10/2022	USD	11,609,529	CNH	77,770,262	—	(5,629)
SCB	09/12/2022	USD	8,301,350	ZAR	128,337,211	472,808	—
UBS	07/15/2022	USD	3,028,000	NOK	29,233,905	59,238	—
UBS	07/18/2022	USD	2,095,000	NOK	20,515,076	11,519	—
UBS	07/22/2022	ZAR	17,332,000	USD	1,077,177	—	(14,298)
UBS	08/16/2022	USD	7,724,478	NOK	77,585,000	—	(160,317)
UBS	08/16/2022	EUR	706,000	USD	749,899	—	(7,592)

Total						$4,387,571	$(8,163,309)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (X)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$220,158,822	$—	$220,158,822
Corporate Debt Securities	—	444,708,193	—	444,708,193
Foreign Government Obligations	—	84,674,159	—	84,674,159
Loan Assignment	—	2,959,206	—	2,959,206
Mortgage-Backed Securities	—	222,226,564	—	222,226,564
Municipal Government Obligations	—	5,251,461	—	5,251,461
U.S. Government Agency Obligations	—	459,984,305	—	459,984,305
U.S. Government Obligations	—	261,225,878	—	261,225,878
Preferred Stock	—	17,873,177	—	17,873,177
Short-Term Foreign Government Obligations	—	3,568,259	—	3,568,259
Short-Term U.S. Government Obligations	—	12,145,069	—	12,145,069
Other Investment Company	29,489,880	—	—	29,489,880
Repurchase Agreements	—	146,435,175	—	146,435,175
Over-the-Counter Interest Rate Swaptions Purchased	—	42,528	—	42,528

Total Investments	$29,489,880	$1,881,252,796	$—	$1,910,742,676

Other Financial Instruments
Centrally Cleared Credit Default Swap Agreements	$—	$1,575,220	$—	$1,575,220
Centrally Cleared Interest Rate Swap Agreements	—	24,238,301	—	24,238,301
Over-the-Counter Credit Default Swap Agreements	—	4,524	—	4,524
Futures Contracts (Y)	3,353,782	—	—	3,353,782
Forward Foreign Currency Contracts (Y)	—	4,387,571	—	4,387,571

Total Other Financial Instruments	$3,353,782	$30,205,616	$—	$33,559,398

LIABILITIES
Other Financial Instruments
Exchange-Traded Options Written	$(594,456)	$—	$—	$(594,456)
Over-the-Counter Options Written	—	(658,123)	—	(658,123)
Over-the-Counter Foreign Exchange Options Written	—	(166,158)	—	(166,158)
Over-the-Counter Interest Rate Swaptions Written	—	(959,618)	—	(959,618)
Centrally Cleared Credit Default Swap Agreements	—	(1,142,173)	—	(1,142,173)
Centrally Cleared Interest Rate Swap Agreements	—	(29,515,783)	—	(29,515,783)
Over-the-Counter Credit Default Swap Agreements	—	(1,697,467)	—	(1,697,467)
Futures Contracts (Y)	(2,590,203)	—	—	(2,590,203)
Forward Foreign Currency Contracts (Y)	—	(8,163,309)	—	(8,163,309)

Total Other Financial Instruments	$(3,184,659)	$(42,302,631)	$—	$(45,487,290)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2022, the total value of 144A securities is $477,169,704, representing 32.1% of the Portfolio’s net assets.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $66,788,338, collateralized by cash collateral of $29,489,880 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $38,689,645. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(D)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At June 30, 2022, the total value of Regulation S securities is $60,419,758, representing 4.1% of the Portfolio’s net assets.
(E)	Securities in default; no interest payments received and/or dividends declared during the last 12 months. At June 30, 2022, the total value of such securities is $5,190,599, representing 0.3% of the Portfolio’s net assets.
(F)	Non-income producing securities.
(G)	Perpetual maturity. The date displayed is the next call date.
(H)	Restricted securities. At June 30, 2022, the value of such securities held by the Portfolio are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Corporate Debt Securities	Citigroup, Inc. Fixed until 03/17/2025, 3.29%, 03/17/2026	03/10/2022	$3,100,000	$2,999,600	0.2%

Preferred Stock	AT&T Mobility II LLC Series A 7.00%	09/24/2020	18,826,297	17,873,177	1.2

Total			$21,926,297	$20,872,777	1.4%

(I)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of June 30, 2022; the maturity date disclosed is the ultimate maturity date.
(J)	Payment in-kind. Security pays interest or dividends in the form of additional bonds or preferred stock. If the security makes a cash payment in addition to in-kind, the cash rate is disclosed separately.
(K)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after June 30, 2022. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(L)	Securities are subject to sale-buyback transactions. The average amount of sale-buybacks outstanding during the period ended June 30, 2022 was $6,682 at a weighted average interest rate of 0.10%.
(M)	All or a portion of these securities have been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of such securities is $1,343,113.
(N)	All or a portion of these securities have been segregated by the custodian as collateral for open over-the-counter options and/or swaptions, swap agreements and forward foreign currency contracts. The total value of such securities is $9,643,936.
(O)	All or a portion of these securities have been segregated by the custodian as collateral for centrally cleared swap agreements. The total value of such securities is $15,717,134.
(P)	All or a portion of these securities have been segregated by the custodian as collateral for open TBA commitment transactions. The total value of such securities is $6,246,159.
(Q)	Fair valued as determined in good faith in accordance with procedures established by the Board. At June 30, 2022, the value of the security is $17,873,177, representing 1.2% of the Portfolio’s net assets.
(R)	Rates disclosed reflect the yields at June 30, 2022.
(S)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(T)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(U)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(V)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(W)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (b) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(X)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2022. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(Y)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi (offshore)
EUR	Euro
GBP	Pound Sterling
ILS	Israel New Shekel
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
PEN	Peruvian Sol
USD	United States Dollar
ZAR	South African Rand

COUNTERPARTY ABBREVIATIONS:

BCLY	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
DUB	Deutsche Bank AG
GSB	Goldman Sachs Bank
GSI	Goldman Sachs International
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
MSC	Morgan Stanley & Co.
NGFP	Nomura Global Financial Products, Inc.
SCB	Standard Chartered Bank
UBS	UBS AG

PORTFOLIO ABBREVIATIONS:

ABS	Asset-Backed Securities
BOBL	Bundesobligationen (German Federal Government Securities)
BRL-CDI	Brazil Interbank Deposit Rate
BTP	Buoni del Tesoro Poliennali (Italian Treasury Bonds)
BUXL	Bundesanleihen (German Long-Term Debt)
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offer Rate
LIBOR	London Interbank Offered Rate
MTA	Month Treasury Average
OAT	Obligations Assimilables du Tresor (Treasury Obligations)
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
TONA	Tokyo Overnight Average

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Total Return VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2022

(unaudited)

Assets:
Investments, at value (cost $1,866,844,200) (including securities loaned of $66,788,338)	$1,764,307,501
Repurchase agreement, at value (cost $146,435,175)	146,435,175
Cash collateral pledged at broker for:
Centrally cleared swap agreements	10,849,000
Futures contracts	6,202,000
OTC swap agreements, at value	4,524
Foreign currency, at value (cost $4,875,450)	4,767,138
Receivables and other assets:
Investments sold	385,264
When-issued, delayed-delivery, forward and TBA commitments sold	415,047,151
Net income from securities lending	6,121
Shares of beneficial interest sold	56,196
Interest	7,810,554
Variation margin receivable on centrally cleared swap agreements	4,043,172
Unrealized appreciation on forward foreign currency contracts	4,387,571
Prepaid expenses	6,515

Total assets	2,364,307,882

Liabilities:
Cash collateral received upon return of:
Securities on loan	29,489,880
Cash collateral at broker for:
TBA commitments	822,000
OTC derivatives (A)	2,660,000
Written options and swaptions, at value (premium received $2,785,839)	2,378,355
OTC swap agreements, at value	1,697,467
Payables and other liabilities:
Investments purchased	157,013
When-issued, delayed-delivery, forward and TBA commitments purchased	816,626,016
Shares of beneficial interest redeemed	11,762,232
Due to custodian	73,560
Investment management fees	790,168
Distribution and service fees	126,690
Transfer agent costs	4,093
Trustees, CCO and deferred compensation fees	26,593
Audit and tax fees	37,716
Custody fees	56,536
Legal fees	14,635
Printing and shareholder reports fees	272,331
Other accrued expenses	29,006
Variation margin payable on futures contracts	1,558,794
Unrealized depreciation on forward foreign currency contracts	8,163,309

Total liabilities	876,746,394

Net assets	$1,487,561,488

Net assets consist of:
Capital stock ($0.01 par value)	$1,519,937
Additional paid-in capital	1,650,119,013
Total distributable earnings (accumulated losses)	(164,077,462)

Net assets	$1,487,561,488

Net assets by class:
Initial Class	$875,636,768
Service Class	611,924,720

Shares outstanding:
Initial Class	89,037,464
Service Class	62,956,245

Net asset value and offering price per share:
Initial Class	$9.83
Service Class	9.72

(A)	OTC derivatives may include swaps, options and/or swaptions and forward foreign currency contracts.

STATEMENT OF OPERATIONS

For the period ended June 30, 2022

(unaudited)

Investment Income:
Dividend income	$609,031
Interest income	25,141,391
Net income from securities lending	46,081
Withholding taxes on foreign income	(11,758)

Total investment income	25,784,745

Expenses:
Investment management fees	5,287,413
Distribution and service fees:
Service Class	839,086
Transfer agent costs	9,902
Trustees, CCO and deferred compensation fees	29,621
Audit and tax fees	37,075
Custody fees	130,902
Legal fees	54,640
Printing and shareholder reports fees	84,852
Interest expense on sale-buybacks	3
Other	74,018

Total expenses	6,547,512

Net investment income (loss)	19,237,233

Net realized gain (loss) on:
Investments	(42,026,411)
Written options and swaptions	(1,993,734)
Swap agreements	5,169,681
Futures contracts	(11,268,931)
Forward foreign currency contracts	2,667,130
Foreign currency transactions	(580,510)
TBA Commitments	1,906,904

Net realized gain (loss)	(46,125,871)

Net change in unrealized appreciation (depreciation) on:
Investments	(157,949,476)
Written options and swaptions	198,484
Swap agreements	(16,272,013)
Futures contracts	(424,455)
Forward foreign currency contracts	(2,297,849)
Translation of assets and liabilities denominated in foreign currencies	(136,035)

Net change in unrealized appreciation (depreciation)	(176,881,344)

Net realized and change in unrealized gain (loss)	(223,007,215)

Net increase (decrease) in net assets resulting from operations	$(203,769,982)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Total Return VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2022 (unaudited)	December 31, 2021
From operations:
Net investment income (loss)	$19,237,233	$38,617,782
Net realized gain (loss)	(46,125,871)	(9,182,015)
Net change in unrealized appreciation (depreciation)	(176,881,344)	(48,967,552)

Net increase (decrease) in net assets resulting from operations	(203,769,982)	(19,531,785)

Dividends and/or distributions to shareholders:
Initial Class	—	(91,883,037)
Service Class	—	(56,451,364)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(148,334,401)

Capital share transactions:
Proceeds from shares sold:
Initial Class	13,871,711	101,830,659
Service Class	4,970,521	29,166,829

	18,842,232	130,997,488

Dividends and/or distributions reinvested:
Initial Class	—	91,883,037
Service Class	—	56,451,364

	—	148,334,401

Cost of shares redeemed:
Initial Class	(170,982,692)	(310,467,072)
Service Class	(58,897,045)	(84,446,916)

	(229,879,737)	(394,913,988)

Net increase (decrease) in net assets resulting from capital share transactions	(211,037,505)	(115,582,099)

Net increase (decrease) in net assets	(414,807,487)	(283,448,285)

Net assets:
Beginning of period/year	1,902,368,975	2,185,817,260

End of period/year	$1,487,561,488	$1,902,368,975

Capital share transactions - shares:
Shares issued:
Initial Class	1,350,788	8,930,917
Service Class	475,543	2,559,690

	1,826,331	11,490,607

Shares reinvested:
Initial Class	—	8,248,028
Service Class	—	5,113,348

	—	13,361,376

Shares redeemed:
Initial Class	(16,409,510)	(26,763,980)
Service Class	(5,806,477)	(7,383,584)

	(22,215,987)	(34,147,564)

Net increase (decrease) in shares outstanding:
Initial Class	(15,058,722)	(9,585,035)
Service Class	(5,330,934)	289,454

	(20,389,656)	(9,295,581)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Total Return VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2022 (unaudited)		December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017
Net asset value, beginning of period/year	$11.08		$12.08	$11.77	$11.12	$11.56	$11.13

Investment operations:
Net investment income (loss) (A)	0.12		0.23	0.27	0.31	0.27	0.24
Net realized and unrealized gain (loss)	(1.37)		(0.33)	0.61	0.63	(0.35)	0.30

Total investment operations	(1.25)		(0.10)	0.88	0.94	(0.08)	0.54

Dividends and/or distributions to shareholders:
Net investment income	—		(0.18)	(0.52)	(0.29)	(0.30)	—
Net realized gains	—		(0.72)	(0.05)	—	(0.06)	(0.11)

Total dividends and/or distributions to shareholders	—		(0.90)	(0.57)	(0.29)	(0.36)	(0.11)

Net asset value, end of period/year	$9.83		$11.08	$12.08	$11.77	$11.12	$11.56

Total return	(11.28	)%(B)	(0.87)%	7.68%	8.41%	(0.65)%	4.89%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$875,637		$1,153,539	$1,372,817	$1,805,918	$1,833,477	$1,920,197
Expenses to average net assets	0.69	%(C)	0.67%	0.67%	0.67%	0.69%	0.68%
Net investment income (loss) to average net assets	2.41	%(C)	1.96%	2.24%	2.63%	2.37%	2.09%
Portfolio turnover rate (D)	10	%(B)	18%	30%	27%	42%	61%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	Excludes sale-buyback transactions.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2022 (unaudited)		December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017
Net asset value, beginning of period/year	$10.97		$11.96	$11.65	$11.01	$11.46	$11.06

Investment operations:
Net investment income (loss) (A)	0.11		0.20	0.24	0.27	0.24	0.21
Net realized and unrealized gain (loss)	(1.36)		(0.32)	0.61	0.63	(0.36)	0.30

Total investment operations	(1.25)		(0.12)	0.85	0.90	(0.12)	0.51

Dividends and/or distributions to shareholders:
Net investment income	—		(0.15)	(0.49)	(0.26)	(0.27)	—
Net realized gains	—		(0.72)	(0.05)	—	(0.06)	(0.11)

Total dividends and/or distributions to shareholders	—		(0.87)	(0.54)	(0.26)	(0.33)	(0.11)

Net asset value, end of period/year	$9.72		$10.97	$11.96	$11.65	$11.01	$11.46

Total return	(11.39	)%(B)	(1.07)%	7.40%	8.22%	(1.02)%	4.64%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$611,924		$748,830	$813,000	$811,186	$806,020	$901,555
Expenses to average net assets	0.94	%(C)	0.92%	0.92%	0.92%	0.94%	0.93%
Net investment income (loss) to average net assets	2.17	%(C)	1.72%	1.99%	2.38%	2.11%	1.84%
Portfolio turnover rate (D)	10	%(B)	18%	30%	27%	42%	61%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	Excludes sale-buyback transactions.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Total Return VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2022

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica PIMCO Total Return VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Total Return VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

1. ORGANIZATION (continued)

services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2022, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Cash overdraft: The Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the Federal Funds Rate.

Payables, if any, are reflected as Due to custodian within the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts are reflected in Custody fees within the Statement of Operations. Expenses, if any, from foreign cash overdrafts are reflected in Other expenses within the Statement of Operations.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2022 by the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Total Return VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels.

The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Total Return VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

3. INVESTMENT VALUATION (continued)

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Total Return VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

3. INVESTMENT VALUATION (continued)

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. SECURITIES AND OTHER INVESTMENTS

Loan participations and assignments: The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers, either in the form of participations at the time the loan is originated (“Participations”) or buying an interest in the loan in the secondary market from a financial institution or institutional investor (“Assignments”). Participations and Assignments in commercial loans may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Portfolio to supply additional cash to the borrowers on demand. Loan Participations and Assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Portfolio assumes the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries.

The Portfolio, based on its ability to invest in Loan Participations and Assignments, may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. The Portfolio that participates in such syndications, or that can buy a portion of the loans, become part lenders. Loans are often administered by agent banks acting as agents for all holders.

The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless the Portfolio has direct recourse against the corporate borrowers under the terms of the loans or other indebtedness, the Portfolio may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.

The Portfolio held no unfunded loan participations at June 30, 2022. Open funded loan participations and assignments at June 30, 2022, if any, are included within the Schedule of Investments.

Payment in-kind (“PIK”) securities: PIKs give the issuer the option of making interest payments in either cash or additional debt securities at each interest payment date. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a “dirty price”) and require a pro-rata adjustment from Total distributable earnings (loss) to Interest within the Statement of Assets and Liabilities.

PIKs held at June 30, 2022, if any, are identified within the Schedule of Investments.

Restricted securities: The Portfolio may invest in unregulated restricted securities. Restricted securities are subject to legal or contractual restrictions on resale. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933.

Restricted securities held at June 30, 2022, if any, are identified within the Schedule of Investments.

Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Total Return VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

4. SECURITIES AND OTHER INVESTMENTS (continued)

REITs held at June 30, 2022, if any, are identified within the Schedule of Investments.

When-issued, delayed-delivery, forward, and to be announced (“TBA”) commitment transactions: The Portfolio may purchase or sell securities on a when-issued, delayed-delivery, forward and TBA commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio engages in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolio engages in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Delayed-delivery transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolio if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolio is delayed or prevented from completing the transaction. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolio sells a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses on the security.

TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of a Portfolio’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities. TBA collateral requirements are typically calculated by netting the mark-to-market amount for each transaction and comparing that amount to the value of the collateral currently pledged by a Portfolio and the counterparty. Cash collateral that has been pledged to cover the obligations of a Portfolio and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as Cash collateral pledged at broker for TBA commitments or Cash collateral at broker for TBA commitments, respectively. Non-cash collateral pledged by a Portfolio, if any, is disclosed within the Schedule of Investments. Typically, a Portfolio is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted. To the extent amounts due to a Portfolio are not fully collateralized, contractually or otherwise, a Portfolio bears the risk of loss from counterparty non-performance.

When-issued, delayed-delivery, forward and TBA commitment transactions held at June 30, 2022, if any, are identified within the Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, forward and TBA commitments purchased or sold within the Statement of Assets and Liabilities.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2022, the Portfolio has not utilized the program.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Total Return VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2022.

Repurchase agreements at June 30, 2022, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Sale-buyback: The Portfolio may enter into sale-buyback financing transactions. The Portfolio accounts for sale-buyback financing transactions as borrowing transactions and realize gains and losses on these transactions at the end of the roll period. Sale-buyback financing transactions involve sales by the Portfolio of securities and simultaneously contracts to repurchase the same or substantially similar securities at an agreed upon price and date.

The Portfolio forgoes principal and interest paid during the roll period on the securities sold in a sale-buyback financing transaction. The Portfolio is compensated by the difference between the current sales price and the price for the future purchase (often referred to as the “price drop”), as well as by any interest earned on the proceeds of the securities sold. Sale-buyback financing transactions may be renewed with a new sale and a repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract. Sale-buyback financing transactions expose the Portfolio to risks such as, the buyer under the agreement may file for bankruptcy, become insolvent, or otherwise default on its obligations to the Portfolio, the market value of the securities the Portfolio is obligated to repurchase under the agreement may decline below the repurchase price. The Portfolio’s obligations under a sale-buyback typically would be offset by liquid assets equal in value to the amount of the Portfolio’s forward commitment to repurchase the subject security. Sale-buyback financing transactions accounted for as borrowing transactions are excluded from the Portfolio’s portfolio turnover rates. The Portfolio recognizes price drop fee income on a straight line basis over the period of the roll. For the period ended June 30, 2022, the Portfolio earned price drop fee income of $90. The price drop fee income is included in Interest income within the Statement of Operations.

The outstanding payable for securities to be repurchased, if any, is included in Payable for sale-buyback financing transactions within the Statement of Assets and Liabilities. The interest expense is included within Interest income on the Statement of Operations. In periods of increased demand of the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio, and is included in Interest income on the Statement of Operations.

Open sale-buyback financing transactions at June 30, 2022, if any, are identified within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Total Return VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2022, if any, are shown on a gross basis within the Schedule of Investments.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2022.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Corporate Debt Securities	$8,834,962	$—	$—	$—	$8,834,962
Foreign Government Obligations	882,813	—	—	—	882,813
U.S. Government Obligations	19,772,105	—	—	—	19,772,105
Total Securities Lending Transactions	$29,489,880	$—	$—	$—	$29,489,880

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Option contracts: The Portfolio is subject to equity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio may enter into option contracts to manage exposure to various market fluctuations. The

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Total Return VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Portfolio may purchase or write call and put options on securities and derivative instruments in which the Portfolio owns or may invest. Options are valued at the average of the bid and ask price established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms. Options can be traded through an exchange or through privately negotiated arrangements with a dealer in an OTC transaction. Options traded on an exchange are generally cleared through a clearinghouse such as the Options Clearing Corp.

Options on futures: The Portfolio may purchase or write options on futures. Purchasing or writing options on futures gives the Portfolio the right, but not obligation to buy or sell a position on a futures contract at the specified option exercise price at any time during the period of the option.

Options on foreign currency: The Portfolio may purchase or write foreign currency options. Purchasing or writing options on foreign currency gives the Portfolio the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date.

Interest rate swaptions: The Portfolio may purchase or write interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specific date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Portfolio pays premiums, which are included within the Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying instrument to determine the realized gain or loss.

Written options: Writing call options tends to decrease exposure to the underlying instrument. Writing put options tends to increase exposure to the underlying instrument. When the Portfolio writes a covered call or put option, the premium received is recorded as a liability within the Statement of Assets and Liabilities and is subsequently marked-to-market to reflect the current market value of the option written. Premiums received from written options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying instrument to determine the realized gain or loss. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

Open option contracts at June 30, 2022, if any, are included within the Schedule of Investments. The value of purchased option contracts, as applicable, is shown in Investments, at value within the Statement of Assets and Liabilities. The value of written option contracts, as applicable, is shown in Written options and swaptions, at value within the Statement of Assets and Liabilities.

Swap agreements: Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies, or market-linked returns at specified, future intervals. Swap agreements can be executed in a bilateral privately negotiated arrangement with a dealer in an OTC transaction or executed on a regular market. Certain swaps regardless of the venue of execution are required to be cleared through a clearinghouse (“centrally cleared swap agreements”). Centrally cleared swap agreements listed or traded on a multilateral platform, are valued at the daily settlement price determined by the corresponding exchange. For centrally cleared credit default swap agreements the clearing exchange requires all members to provide applicable levels across complete term levels. Centrally cleared interest rate swap agreements are valued using a pricing model that references the underlying rates including but not limited to the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to calculate the daily settlement price. The Portfolio may enter into credit default, cross-currency, interest rate, total return, including contracts for difference (“CFD”), and other forms of swap agreements to manage exposure to credit, currency, interest rate, and commodity risks. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Centrally cleared swap agreements are marked-to-market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available and the change in value, if any, is recorded as Variation margin receivable (payable) on centrally cleared swap agreements within the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Total Return VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

For OTC swap agreements, payments received or made at the beginning of the measurement period are reflected in OTC swap agreements, at value within the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Additionally, these upfront payments as well as any periodic payments received or paid by the Portfolio, including any liquidation payment received or made at the termination of the swap are recorded as part of Net realized gain (loss) on swap agreements within the Statement of Operations.

Credit default swap agreements: The Portfolio is subject to credit risk in the normal course of pursuing its investment objective. The Portfolio enters into credit default swap agreements to manage its exposure to the market or certain sectors of the market to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. Credit default swap agreements involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy (buy protection).

Under a credit default swap agreement, one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs (sell protection). The Portfolio’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the notional amount of the contract. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty, and by the posting of collateral.

The Portfolio sells credit default swap agreements, which exposes it to risk of loss from credit risk related events specified in the contracts. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. If a defined credit event had occurred during the period, the swap agreements’ credit-risk-related contingent features would have been triggered, and the Portfolio would have been required to pay the notional amounts for the credit default swap agreements with a sell protection less the value of the contracts’ related reference obligations.

Interest rate swap agreements: The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objective. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk, the Portfolio enters into interest rate swap agreements. Under an interest rate swap agreement, two parties will exchange cash flows based on a notional principal amount. A Portfolio with interest rate agreements can elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. The risks of interest rate swap agreements include changes in market conditions which will affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparties over the contracts’ remaining lives, to the extent that amount is positive. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty, and by the posting of collateral.

Open centrally cleared swap agreements and open OTC swap agreements at June 30, 2022, if any, are listed within the Schedule of Investments.

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2022, if any, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Total Return VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Forward foreign currency contracts: The Portfolio is subject to foreign exchange rate risk exposure in the normal course of pursuing its investment objective. The Portfolio may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked-to-market daily, with the change in value recorded as an unrealized gain or loss and is shown in Unrealized appreciation (depreciation) on forward foreign currency contracts within the Statement of Assets and Liabilities. When the contracts are settled, a realized gain or loss is incurred and is shown in Net realized gain (loss) on forward foreign currency contracts within the Statement of Operations. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Forward foreign currency contracts are traded in the OTC inter-bank currency dealer market.

Open forward foreign currency contracts at June 30, 2022, if any, are listed within the Schedule of Investments.

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2022.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions:
Investments, at value	$42,528	$—	$—	$—	$—	$42,528
Centrally cleared swaps:
Total distributable earnings (accumulated losses) (A) (B)	24,238,301	—	—	1,575,220	—	25,813,521
OTC swaps:
OTC swap agreements, at value	—	—	—	4,524	—	4,524
Futures contracts:
Total distributable earnings (accumulated losses) (A) (C)	3,353,782	—	—	—	—	3,353,782
Forward foreign currency contracts:
Unrealized appreciation on forward foreign currency contracts	—	4,387,571	—	—	—	4,387,571
Total	$27,634,611	$4,387,571	$—	$1,579,744	$—	$33,601,926

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Written options and swaptions:
Written options and swaptions, at value	$(1,617,741)	$(760,614)	$—	$—	$—	$(2,378,355)
Centrally cleared swaps:
Total distributable earnings (accumulated losses) (A) (B)	(29,515,783)	—	—	(1,142,173)	—	(30,657,956)
OTC swaps:
OTC swap agreements, at value	—	—	—	(1,697,467)	—	(1,697,467)
Futures contracts:
Total distributable earnings (accumulated losses) (A) (C)	(2,590,203)	—	—	—	—	(2,590,203)
Forward foreign currency contracts:
Unrealized depreciation on forward foreign currency contracts	—	(8,163,309)	—	—	—	(8,163,309)
Total	$(33,723,727)	$(8,923,923)	$—	$(2,839,640)	$—	$(45,487,290)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Included within Value of centrally cleared swap agreements as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(C)	Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Total Return VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the location and the effect of derivative investments, if any, within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2022.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Written options and swaptions	$(1,993,734)	$—	$—	$—	$—	$(1,993,734)
Swap agreements	6,483,320	—	—	(1,313,639)	—	5,169,681
Futures contracts	(11,268,931)	—	—	—	—	(11,268,931)
Forward foreign currency contracts	—	2,667,130	—	—	—	2,667,130
Total	$(6,779,345)	$2,667,130	$—	$(1,313,639)	$—	$(5,425,854)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (A)	$359,588	$—	$—	$—	$—	$359,588
Written options and swaptions	(182,324)	380,808	—	—	—	198,484
Swap agreements	(11,637,928)	—	—	(4,634,085)	—	(16,272,013)
Futures contracts	(424,455)	—	—	—	—	(424,455)
Forward foreign currency contracts	—	(2,297,849)	—	—	—	(2,297,849)
Total	$(11,885,119)	$(1,917,041)	$—	$(4,634,085)	$—	$(18,436,245)

(A)	Included within Net change in unrealized appreciation (depreciation) on Investments in the Statement of Operations.

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2022.

Options:
Average notional value of swaption contracts purchased	$4,922,240
Average value of option contracts written	(730,729)
Average notional value of swaption contracts written	(318,850,339)
Credit default swaps:
Average notional value — buy protection	14,820,209
Average notional value — sell protection	103,337,111
Interest rate swaps:
Average notional value — pays fixed rate	199,658,947
Average notional value — receives fixed rate	658,375,350
Futures contracts:
Average notional value of contracts — long	254,514,692
Average notional value of contracts — short	(173,883,389)
Forward foreign currency exchange contracts:
Average contract amounts purchased — in USD	148,562,764
Average contract amounts sold — in USD	337,166,367

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar master agreements (collectively, “Master Agreements”) with its contract counterparties for certain OTC derivatives in order to, among other things, reduce credit risk to counterparties.

ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain OTC derivative financial instruments payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Total Return VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Various Master Agreements govern the terms of certain transactions with counterparties and typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Portfolio exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Portfolio’s net liability may be delayed or denied.

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to pledge collateral on derivatives to a counterparty if the Portfolio is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Portfolio to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Portfolio from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments.

Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.

To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. Additionally, to the extent the Portfolio has delivered collateral to a counterparty, the Portfolio bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.

The following is a summary of the Portfolio OTC derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement and net of the related collateral received/pledged by the Portfolio as of June 30, 2022. For financial reporting purposes, the Portfolio does not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Statement of Assets and Liabilities. See the Repurchase agreement section within the notes for offsetting and collateral information pertaining to repurchase agreements that are subject to master netting agreements.

	Gross Amounts of Assets Presented within Statement of Assets and Liabilities (A)	Gross Amounts Not Offset within Statement of Assets and Liabilities		Net Receivable	Gross Amounts of Liabilities Presented within Statement of Assets and Liabilities (A)	Gross Amounts Not Offset within Statement of Assets and Liabilities		Net Payable
Counterparty		Financial Instruments	Collateral Received (B)			Financial Instruments	Collateral Pledged (B)
	Assets				Liabilities
Bank of America, N.A.	$386,259	$(386,259)	$—	$—	$1,122,285	$(386,259)	$—	$736,026
Barclays Bank PLC	4,524	(4,524)	—	—	168,102	(4,524)	—	163,578
BNP Paribas	392,393	(392,393)	—	—	2,522,428	(392,393)	—	2,130,035
Citibank, N.A.	286,281	(286,281)	—	—	574,351	(286,281)	—	288,070
Deutsche Bank AG	1,837,899	(186,746)	(1,651,153)	—	186,746	(186,746)	—	—
Goldman Sachs Bank	496,712	(496,712)	—	—	4,239,642	(496,712)	(3,742,930)	—
Goldman Sachs International	—	—	—	—	783,753	—	—	783,753
HSBC Bank USA	396,385	(140,796)	(255,589)	—	140,796	(140,796)	—	—
JPMorgan Chase Bank, N.A.	41,271	(41,271)	—	—	832,794	(41,271)	—	791,523
Morgan Stanley & Co., Inc.	—	—	—	—	884,222	—	—	884,222
Nomura Global Financial Products, Inc.	42,528	—	—	42,528	—	—	—	—
Standard Chartered Bank	479,614	(7,349)	—	472,265	7,349	(7,349)	—	—

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Total Return VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

	Gross Amounts of Assets Presented within Statement of Assets and Liabilities (A)	Gross Amounts Not Offset within Statement of Assets and Liabilities		Net Receivable	Gross Amounts of Liabilities Presented within Statement of Assets and Liabilities (A)	Gross Amounts Not Offset within Statement of Assets and Liabilities		Net Payable
Counterparty		Financial Instruments	Collateral Received (B)			Financial Instruments	Collateral Pledged (B)
	Assets				Liabilities
UBS AG	$70,757	$(70,757)	$—	$—	$182,207	$(70,757)	$—	$111,450
Other Derivatives (C)	29,167,303	—	—	29,167,303	33,842,615	—	—	33,842,615

Total	$33,601,926	$(2,013,088)	$(1,906,742)	$29,682,096	$45,487,290	$(2,013,088)	$(3,742,930)	$39,731,272

(A)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset within the Statement of Assets and Liabilities.
(B)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(C)	Other Derivatives, which includes future contracts, exchange-traded options, exchange-traded swap agreements and occasionally forward positions, that are not subject to a master netting arrangement or another similar arrangement. The amount presented is intended to permit reconciliation to the amount presented within the Schedule of Investments.

7. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities and other assets may go up or down, sometimes sharply and unpredictably, due to general market conditions, overall economic trends or events, inflation, changes in interest rates, government actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by wars, tariffs, trade disputes or other factors, political developments, investor sentiment, the global and domestic effects of a pandemic or other health emergency, and other factors that may or may not be related to the issuer of the security or other asset. The market prices of securities and other assets also may go down due to events or conditions that affect particular sectors, industries, issuers, or geographies. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets. If the value of the Portfolio’s securities and assets fall, the value of your investment will go down. The Portfolio may experience a substantial or complete loss on any individual security or asset.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, the imposition of economic sanctions, public health events (such as the spread of infectious disease), wars, terrorism, cybersecurity events, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. In the past decade, financial markets throughout the world have experienced increased volatility and decreased liquidity. These conditions may continue or worsen. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down. Securities markets may also be susceptible to market manipulation or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or adversely affect the value of securities traded in these markets, including the Portfolio’s securities.

The pandemic of the novel coronavirus respiratory disease designated COVID-19 has resulted in economic downturns throughout the world, severe losses, particularly to some sectors of the economy and individual issuers, and reduced liquidity of many instruments. There also have been significant disruptions to business operations, including business closures; strained healthcare systems; disruptions to supply chains and employee availability; large fluctuations in consumer demand; and widespread uncertainty regarding the duration and long-term effects of the pandemic. Economic downturns may be prolonged, and political and social instability, continued volatility and decreased liquidity in the securities markets may result. Developing or emerging market countries may be more impacted by the pandemic.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. These and other government intervention into the economy and financial markets may not work as intended. In addition, government actions to mitigate the economic impact of the pandemic have resulted in large expansion of government deficits and debt, the long-term consequences of which are not known. Rates of inflation have recently risen, which could adversely affect economies and markets. The pandemic could continue to adversely affect the value and liquidity of the Portfolio’s investments.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Total Return VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

7. RISK FACTORS (continued)

Europe: A number of countries in Europe have experienced severe economic and financial difficulties; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen or spread within or outside Europe. Responses to the financial problems by European governments, central banks and others may not work, may result in conflicts and social unrest and may limit future growth and economic recovery or have other unintended consequences. In January, 2020, through “Brexit,” the United Kingdom withdrew from the European Union. The ramifications of Brexit are unknown, and the implications of possible political, regulatory, economic, and market outcomes could be significant. The United Kingdom has one of the largest economies in Europe and is a major trading partner with European Union countries and the United States. Brexit may create additional and substantial economic stresses for the United Kingdom, including a contraction of the United Kingdom’s economy, decreased trade, capital outflows, devaluation of the British pound, and a decrease in business and consumer spending and investment. The negative impact on not only the United Kingdom and European Union economies but also the broader global economy could be significant. A number of countries in Europe have suffered terror attacks, and additional attacks may occur in the future. Europe has also been struggling with mass migration from the Middle East, Eastern Europe and Africa. The ultimate effects of these events and other socio-political or geopolitical issues could profoundly affect global economies and markets. Whether or not the Portfolio invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of the Portfolio’s investments.

Additional Market Disruption: Russia’s invasion of Ukraine in February, 2022, the resulting responses by the United States and other countries, and the potential for wider conflict, have increased and may continue to increase volatility and uncertainty in financial markets worldwide. The United States and other countries have imposed broad-ranging economic sanctions on Russia and Russian entities and individuals, and may impose additional sanctions, including on other countries that provide military or economic support to Russia. These sanctions, among other things, restrict companies from doing business with Russia and Russian issuers, and may adversely affect companies with economic or financial exposure to Russia and Russian issuers. The extent and duration of Russia’s military actions and the repercussions of such actions are not known. The invasion may widen beyond Ukraine and may escalate, including through retaliatory actions and cyberattacks by Russia and even other countries. These events may result in further and significant market disruptions and may adversely affect regional and global economies including those of Europe and the United States. Certain industries and markets, such as those involving oil, natural gas and other commodities, as well as global supply chains, may be particularly adversely affected. Whether or not the Portfolio invests in securities of issuers located in Russia, Ukraine and adjacent countries or with significant exposure to issuers in these countries, these events could negatively affect the value and liquidity of the Portfolio’s investments.

Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Portfolio falls, the value of your investment will go down. The Portfolio may lose its entire investment in the fixed-income securities of an issuer.

Interest rate risk: Interest rates in the U.S. and certain foreign markets have been low relative to historic levels. The Portfolio faces a risk that interest rates may rise. The value of fixed-income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates also may affect the liquidity of the Portfolio’s investments. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities generally and could also result in increased redemptions from the Portfolio. Increased redemptions could cause the Portfolio to sell securities at inopportune times or depressed prices and result in further losses.

LIBOR risk: Many financial instruments, financings or other transactions to which the Portfolio may be a party use or may use a floating rate based on the London Interbank Offered Rate (“LIBOR”). The UK Financial Conduct Authority and LIBOR’s administrator announced that the use of LIBOR will be phased out; most LIBOR rates are no longer published as of the end of 2021 and a majority of U.S.dollar LIBOR rates will no longer be published after June 30, 2023. It is possible that a subset of LIBOR rates may be published after these dates on a “synthetic” basis, but any such publications would be considered non-representative of the underlying market. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Portfolio, issuers of instruments in which the Portfolio invests, and financial markets generally. As such, the potential effect of a transition away from LIBOR on the Portfolio or the Portfolio’s investments cannot yet be determined.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Total Return VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee, CCO and deferred compensation fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints	Rate
First $250 million	0.68%
Over $250 million up to $500 million	0.67
Over $500 million up to $750 million	0.66
Over $750 million up to $1 billion	0.63
Over $1 billion up to $3 billion	0.60
Over $3 billion	0.57

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net assets. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.72%	May 1, 2023
Service Class	0.97	May 1, 2023

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2022 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2022, there are no amounts available for recapture by TAM.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Total Return VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2023. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Technology Holdings, Inc (“SS&C”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C related to applicable sub-transfer agency services. For the period ended June 30, 2022, (i) the expenses paid to SS&C by the Portfolio are referred to as Transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C by the Portfolio are referred to as Transfer agent costs within the Statement of Assets and Liabilities.

Deferred compensation plan: Effective September 23, 2021, the Board has approved the termination of the deferred compensation plan. Payments will be made to applicable current and former Board members consistent with Section 409A of the Code. Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2022, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2022.

9. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2022, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 157,646,151	$ 4,015,704	$ 319,212,661	$ 103,404,433

10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Total Return VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)

Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2022, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 2,013,279,375	$ 34,431,847	$ (156,324,732)	$ (121,892,885)

11. NEW ACCOUNTING PRONOUNCEMENT

In January 2021, the Financial Accounting Standards Board issued Accounting Standards Update No. 2021-01 (“ASU 2021-01”), “Reference Rate Reform (Topic 848)”. ASU 2021-01 is an update of ASU 2020-04, which is in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The ASU 2021-01 update clarifies that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. The amendments in this update are effective immediately through December 31, 2022, for all entities. Management does not expect ASU 2021-01 to have a material impact on the financial statements.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Total Return VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 15-16, 2022, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica PIMCO Total Return VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Pacific Investment Management Company LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2023.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2021. Based on these considerations, the

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Total Return VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 1-year period and below the median for the past 3-, 5- and 10-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was above its benchmark for the past 1- and 10-year periods and below for the past 3- and 5-year periods. The Trustees noted that, subject to shareholder approval, effective on or about November 1, 2022, Aegon USA Investment Management, LLC will replace Pacific Investment Management Company LLC as sub-adviser to the Portfolio and will begin managing the Portfolio pursuant to a different investment objective and different investment strategies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Total Return VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Total Return VP

APPROVAL OF SUB-ADVISORY AGREEMENT

(unaudited)

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board” or “Board Members”) held on June 15-16, 2022, the Board considered the termination of Pacific Investment Management Company LLC (“PIMCO”) as sub-adviser to Transamerica PIMCO Total Return VP (the “Portfolio”) and the approval of the proposed sub-advisory agreement (the “New Total Return Sub-Advisory Agreement”) between TAM and Aegon USA Investment Management, LLC (“AUIM”) with respect to the Portfolio, as well as the approval of a revised management fee schedule for the Portfolio.

Following its review and consideration, the Board determined that the terms of the New Total Return Sub-Advisory Agreement were reasonable and that the termination of PIMCO as sub-adviser to the Portfolio and the approval of the New Total Return Sub-Advisory Agreement were in the best interests of the Portfolio and its investors. The Board, including the Independent Board Members, authorized TAM to terminate the sub-advisory agreement with PIMCO and unanimously approved the New Total Return Sub-Advisory Agreement for an initial two-year period. The Board, including the Independent Board Members, also unanimously approved the revised management fee schedule for the Portfolio.

Prior to reaching their decision, the Board Members requested and received from TAM and AUIM certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the proposed New Total Return Sub-Advisory Agreement, including information they had previously received from TAM as part of their regular oversight of the Portfolio and from AUIM as part of their regular oversight of other funds sub-advised by AUIM, and knowledge they gained over time through meeting with TAM and AUIM. Among other materials, the Board Members considered fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Board Members met privately without representatives of TAM or AUIM present and were represented throughout the process by their independent legal counsel. In considering whether to approve the New Total Return Sub-Advisory Agreement, the Board Members evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. The Board Members based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Board Member may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services to be Provided

In evaluating the nature, extent and quality of the services to be provided by AUIM under the New Total Return Sub-Advisory Agreement, the Board Members considered, among other things, information provided by TAM and AUIM regarding the operations, facilities, organization and personnel of AUIM, the ability of AUIM to perform its duties under the New Total Return Sub-Advisory Agreement and the proposed changes to the Portfolio’s principal investment strategies. The Board Members further considered that: (i) AUIM is an experienced asset management firm; (ii) TAM is recommending that AUIM be appointed as sub-adviser to the Portfolio; and (iii) TAM believes that AUIM has the capabilities, resources and personnel necessary to provide sub-advisory services to the Portfolio based on TAM’s assessment of AUIM’s organization, investment personnel and experience sub-advising other funds in the Transamerica fund complex. The Board Members also considered AUIM’s proposed responsibilities and experience with the Portfolio’s proposed principal investment strategies.

The Board Members noted that TAM had advised the Board that neither the approval of the New Total Return Sub-Advisory Agreement nor the approval of the revised management fee schedule was expected to result in any diminution in the nature, extent and quality of the services provided to the Portfolio and its investors, including compliance services. Based on these and other considerations, the Board Members determined that AUIM can provide sub-advisory services that are appropriate in scope and extent in light of the proposed investment program for the Portfolio and that AUIM’s appointment is not expected to diminish the nature, extent and quality of services provided to the Portfolio.

Investment Performance

The Board Members considered AUIM’s investment management experience, capabilities and resources. The Board Members reviewed the historical performance of the Portfolio for the past 1-, 3-, 5- and 10-year periods ended February 28, 2022, as compared to: (i) the proposed strategy; (ii) the Portfolio’s benchmark; and (iii) the Portfolio’s Morningstar peer group median. The Board Members noted that the proposed strategy compared favorably over all periods, outperforming the Portfolio and the Portfolio’s benchmark over the past 1-, 3-, 5- and 10-year periods and outperforming the Morningstar peer group median over the past 1-, 5- and 10-year periods, but performing below the Morningstar peer group median over the past 3-year period.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Total Return VP

APPROVAL OF SUB-ADVISORY AGREEMENT (continued)

(unaudited)

On the basis of this information and the Board Members’ assessment of the nature, extent and quality of the sub-advisory services to be provided by AUIM, the Board concluded that AUIM is capable of generating a level of investment performance that is appropriate in scope and extent in light of the Portfolio’s proposed new principal investment strategies, the competitive landscape of the investment company business and investor needs.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board Members considered the revised management and new sub-advisory fee schedules (“Fee Changes”) for the Portfolio. The Board Members noted that the Fee Changes would result in lower management and sub-advisory fees based on assets as of February 28, 2022, resulting in immediate savings for current investors as well as additional savings as the Portfolio’s assets grow in size. The Board Members reviewed the management fee and total expense ratio of each class of the Portfolio, based on assets as of February 28, 2022 and assuming implementation of the Fee Changes, as compared to the applicable Lipper and Morningstar peer group medians. The Board considered that the management fee would be above the Lipper and Morningstar peer group medians and that the total expense ratio of each class of the Portfolio would be below the Lipper and Morningstar peer group medians. The Board Members noted that although the management fee would be above the applicable Lipper and Morningstar peer group medians, TAM believes the management fee and total expense ratio of each class of the Portfolio would be competitive relative to peers.

The Board Members considered that the revised management and new sub-advisory fee schedules would be lower at all asset levels than the current management and sub-advisory fee schedules. The Board Members also considered that TAM had negotiated with AUIM to have the Portfolio’s assets aggregated with the assets of Transamerica Bond for purposes of computing breakpoints in the new sub-advisory fee schedule. The Board Members noted that if the Fee Changes are implemented, the total expense ratio of each class of the Portfolio is expected to decrease. The Board Members noted that as the Portfolio grows in size, the revised management schedule has the potential to result in additional savings for investors.

The Board Members considered the portion of the Portfolio’s management fee to be retained by TAM following payment of the sub-advisory fee by TAM to AUIM and noted that TAM considered the amount to be reasonable compensation for its services. The Board Members also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of investors, and that the expense limit applicable to each class of the Portfolio under this arrangement would be lowered. On the basis of these and other considerations, together with the other information it considered, the Board Members determined that the revised management fee schedule and new sub-advisory fee schedule were reasonable in light of the services to be provided.

Cost of Services to be Provided and Level of Profitability

The Board Members reviewed pro forma estimated profitability information provided by TAM for TAM and its affiliates, including AUIM. The Board Members noted that, based on assets as of February 28, 2022, there was expected to be a slight decrease in the net management fees retained by TAM on the Portfolio and an increase in overall profitability to the Transamerica/Aegon organization due to the fact that, unlike PIMCO, AUIM is an affiliated sub-adviser. The Board Members also considered TAM’s view that the Portfolio’s proposed net management fee would allow TAM to be reasonably compensated for its services. The Board Members also considered the pro forma revenue, expense and pre-distribution profit margin information provided by TAM and determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not anticipated to be excessive.

Economies of Scale

In evaluating the extent to which the Portfolio’s revised management fee schedule and new sub-advisory fee schedule reflected economies of scale or would permit economies of scale to be realized in the future, the Board Members considered the existence of breakpoints in both the management and sub-advisory fee schedules. The Board Members noted that the breakpoints in the revised management fee schedule would benefit investors as the Portfolio grows in size. The Board Members concluded that they would have the opportunity to periodically reexamine the appropriateness of the management fees payable by the Portfolio to TAM, and the sub-advisory fees payable by TAM to AUIM, in light of any economies of scale experienced in the future.

Fall-Out Benefits

The Board considered other benefits expected to be derived by AUIM from its relationship with the Portfolio. The Board noted that TAM would not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationships with AUIM or the Portfolio, and that AUIM had indicated it also would not engage in soft dollar arrangements and receive such benefits as a result of its relationships with TAM and the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PIMCO Total Return VP

APPROVAL OF SUB-ADVISORY AGREEMENT (continued)

(unaudited)

Conclusion

After consideration of the factors described above, as well as other factors, the Board Members, including the Independent Board Members, concluded that the approval of the revised management fee schedule and the New Total Return Sub-Advisory Agreement was in the best interests of the Portfolio and its investors and voted to approve the revised management fee schedule and the New Total Return Sub-Advisory Agreement.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PineBridge Inflation Opportunities VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2022, and held for the entire six-month period until June 30, 2022.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period (B)	Ending Account Value June 30, 2022	Expenses Paid During Period (B)	Net Annualized Expense Ratio (C)
Initial Class	$1,000.00	$916.40	$2.66	$1,022.00	$2.81	0.56%
Service Class	1,000.00	914.20	3.89	1,020.70	4.11	0.82

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Net annualized expense ratios, as disclosed in the table, do not include the expenses of the underlying investments in which the Portfolio invests. The net annualized expense ratios, as stated in the fee table of the Portfolio’s Prospectus, may differ from the expense ratios disclosed in this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2022

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Government Obligations	54.0%
Foreign Government Obligations	23.9
Corporate Debt Securities	17.8
Other Investment Company	6.6
Short-Term Investment Company	2.3
Mortgage-Backed Securities	0.8
Preferred Stock	0.2
Net Other Assets (Liabilities) ^	(5.6)
Total	100.0%

Portfolio Characteristics	Years
Average Maturity §	7.81
Duration †	6.87

Credit Quality ‡	Percentage of Net Assets
U.S. Government and Agency Securities	54.0%
AAA	12.2
AA	9.1
A	7.0
BBB	11.1
BB	2.2
B	0.1
Not Rated	9.9
Net Other Assets (Liabilities) ^	(5.6)
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

^

The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

§	Average Maturity is computed by weighting the maturity of each security in the Portfolio by the market value of the security, then averaging these weighted figures.

†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

‡

Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Portfolio itself has not been rated by an independent agency.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS

At June 30, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 17.8%
Banks - 7.5%
BAC Capital Trust XIV 3-Month LIBOR + 0.40%, 4.00% (A), 07/18/2022 (B)	$779,000	$553,087
Banco Santander Chile 3.18%, 10/26/2031 (C)	945,000	805,612
Bank of America Corp.
4.18%, 11/25/2027 (D)	476,000	463,332
CPI-YoY + 1.10%, 9.64% (A), 11/19/2024	5,000,000	5,124,650
Barclays Bank PLC CPI-YoY + 1.00%, 8.87% (A), 05/22/2023	2,600,000	2,558,187
Citigroup, Inc.
Fixed until 11/03/2031, 2.52% (A), 11/03/2032	490,000	398,748
CPI-YoY + 0.00%, 11.84% (A), 03/27/2025	1,000,000	1,011,200
Corestates Capital II 3-Month LIBOR + 0.65%, 1.69% (A), 01/15/2027 (C)	244,000	226,395
Intesa Sanpaolo SpA Fixed until 06/01/2041, 4.95% (A), 06/01/2042 (C)	309,000	209,598
NatWest Group PLC Fixed until 08/28/2030, 3.03% (A), 11/28/2035	499,000	399,333
Standard Chartered PLC Fixed until 07/26/2025 (B), 6.00% (A) (C) (D)	222,000	210,237
UniCredit SpA Fixed until 06/30/2030, 5.46% (A), 06/30/2035 (C)	660,000	534,540

		12,494,919

Capital Markets - 1.3%
Deutsche Bank AG Fixed until 05/28/2031, 3.04% (A), 05/28/2032	1,000,000	793,294
Goldman Sachs Group, Inc.
Fixed until 07/21/2031, 2.38% (A), 07/21/2032	800,000	648,950
Fixed until 11/10/2022 (B), 5.00% (A) (D)	759,000	645,150
Morgan Stanley Fixed until 09/16/2031, 2.48% (A), 09/16/2036	167,000	128,767

		2,216,161

Chemicals - 1.0%
Albemarle Corp.
4.65%, 06/01/2027	1,000,000	987,864
5.65%, 06/01/2052	630,000	633,557

		1,621,421

Commercial Services & Supplies - 0.4%
Triton Container International Ltd. 3.15%, 06/15/2031 (C)	804,000	651,559

Consumer Finance - 0.2%
Ford Motor Credit Co. LLC 2.90%, 02/16/2028	420,000	339,457

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products - 0.4%
Smithfield Foods, Inc. 5.20%, 04/01/2029 (C)	$ 670,000	$ 659,391

Hotels, Restaurants & Leisure - 0.4%
Magallanes, Inc. 5.14%, 03/15/2052 (C)	788,000	665,738

Insurance - 0.8%
Enstar Group Ltd. 3.10%, 09/01/2031	588,000	470,193
Hartford Financial Services Group, Inc. 3-Month LIBOR + 2.13%, 3.54% (A), 02/12/2067 (C)	1,051,000	829,523

		1,299,716

Metals & Mining - 2.9%
Anglo American Capital PLC 3.88%, 03/16/2029 (C)	1,850,000	1,704,674
AngloGold Ashanti Holdings PLC 3.75%, 10/01/2030	384,000	316,135
Glencore Funding LLC
2.63%, 09/23/2031 (C)	393,000	317,530
2.85%, 04/27/2031 (C) (D)	1,197,000	990,887
Newcrest Finance Pty Ltd. 5.75%, 11/15/2041 (C)	515,000	509,353
South32 Treasury Ltd. 4.35%, 04/14/2032 (C) (D)	1,013,000	948,097

		4,786,676

Multiline Retail - 0.1%
Nordstrom, Inc. 4.25%, 08/01/2031	193,000	146,261

Oil, Gas & Consumable Fuels - 2.2%
Apache Corp. 4.25%, 01/15/2030 (D)	400,000	354,500
Cenovus Energy, Inc. 4.25%, 04/15/2027	474,000	465,252
Diamondback Energy, Inc. 4.40%, 03/24/2051 (D)	645,000	552,820
Enbridge, Inc. Fixed until 07/15/2027, 5.50% (A), 07/15/2077	874,000	772,293
Energy Transfer LP
4.95%, 05/15/2028	260,000	254,564
Fixed until 02/15/2023 (B), 6.25% (A) (D)	755,000	565,943
EnLink Midstream Partners LP Fixed until 12/15/2022 (B), 6.00% (A)	142,000	94,715
Enterprise Products Operating LLC
3.70%, 01/31/2051	438,000	344,538
Fixed until 08/16/2027, 5.25% (A), 08/16/2077	278,000	231,343
Williams Cos., Inc. 3.50%, 10/15/2051	159,000	119,076

		3,755,044

Semiconductors & Semiconductor Equipment - 0.6%
Broadcom, Inc. 2.60%, 02/15/2033 (C)	1,210,000	934,377

Total Corporate Debt Securities (Cost $33,111,172)		29,570,720

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS - 23.9%
Australia - 3.5%
Australia Government Bond
0.75%, 11/21/2027 (E)	AUD 2,800,000	$ 2,133,856
2.50%, 09/20/2030 (E)	3,775,000	3,659,099

		5,792,955

Canada - 2.8%
Canada Government Real Return Bonds
4.00%, 12/01/2031	CAD 983,364	961,502
4.25%, 12/01/2026	4,178,010	3,743,032

		4,704,534

France - 3.6%
French Republic Government Bond OAT
0.70%, 07/25/2030 (E)	EUR 4,019,960	4,661,793
3.15%, 07/25/2032 (E)	991,263	1,405,484

		6,067,277

Japan - 2.9%
Japan Government CPI-Linked Bond
0.01%, 03/10/2031	JPY 204,692,000	1,594,631
0.10%, 03/10/2026	413,512,000	3,192,466

		4,787,097

Mexico - 0.5%
Mexico Government International Bond 4.28%, 08/14/2041	$ 1,047,000	817,537

New Zealand - 5.1%
New Zealand Government Inflation-Linked Bond 2.00%, 09/20/2025 (E)	NZD 11,200,000	8,550,498

United Kingdom - 5.5%
U.K. Inflation-Linked Gilt
0.13%, 03/22/2024 - 03/22/2044 (E)	GBP 5,756,180	7,657,513
1.25%, 11/22/2032 (E)	923,574	1,448,618

		9,106,131

Total Foreign Government Obligations (Cost $42,383,740)		39,826,029

MORTGAGE-BACKED SECURITIES - 0.8%
Benchmark Mortgage Trust Series 2018-B1, Class A2, 3.57%, 01/15/2051	$ 80,338	80,042
One Bryant Park Trust Series 2019-OBP, Class A, 2.52%, 09/15/2054 (C)	1,500,000	1,298,584

Total Mortgage-Backed Securities (Cost $1,406,682)		1,378,626

U.S. GOVERNMENT OBLIGATIONS - 54.0%
U.S. Treasury - 0.6%
U.S. Treasury Bond
2.25%, 02/15/2052 (D)	129,000	107,070
2.38%, 02/15/2042	1,000,000	852,656

		959,726

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Inflation-Protected Securities - 53.4%
U.S. Treasury Inflation-Protected Indexed Bond
0.13%, 02/15/2051 - 02/15/2052 (D)	$ 6,687,483	$ 5,284,520
0.63%, 02/15/2043	1,885,875	1,689,872
0.75%, 02/15/2042 - 02/15/2045	8,711,404	7,989,245
1.00%, 02/15/2046	1,707,902	1,642,655
1.38%, 02/15/2044	1,612,351	1,669,917
2.00%, 01/15/2026	2,912,720	3,088,820
2.38%, 01/15/2025 - 01/15/2027	8,147,193	8,721,449
2.50%, 01/15/2029	673,160	750,534
3.63%, 04/15/2028	1,072,296	1,255,270
U.S. Treasury Inflation-Protected Indexed Note
0.13%, 01/15/2023 - 01/15/2031	16,099,345	16,039,811
0.13%, 01/15/2032 (D)	3,128,280	2,979,076
0.25%, 01/15/2025 - 07/15/2029	4,976,610	4,895,646
0.38%, 07/15/2023 - 07/15/2027	15,045,288	15,131,490
0.50%, 01/15/2028	4,945,207	4,923,829
0.63%, 01/15/2024 - 01/15/2026	8,236,842	8,351,807
0.75%, 07/15/2028	4,375,852	4,420,465

		88,834,406

Total U.S. Government Obligations (Cost $92,189,360)		89,794,132

	Shares	Value
PREFERRED STOCK - 0.2%
Banks - 0.2%
US Bancorp, Series A, 3-Month LIBOR + 1.02%, 3.50% (A)	500	384,520

Total Preferred Stock (Cost $416,875)		384,520

SHORT-TERM INVESTMENT COMPANY - 2.3%
Money Market Fund - 2.3%
State Street Institutional U.S. Government Money Market Fund, 1.08% (F)	3,842,725	3,842,725

Total Short-Term Investment Company (Cost $3,842,725)		3,842,725

OTHER INVESTMENT COMPANY - 6.6%
Securities Lending Collateral - 6.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.54% (F)	11,010,348	11,010,348

Total Other Investment Company (Cost $11,010,348)		11,010,348

Total Investments (Cost $184,360,902)		175,807,100
Net Other Assets (Liabilities) - (5.6)%		(9,324,037)

Net Assets - 100.0%		$166,483,063

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
JPMS	09/22/2022	USD	5,303,128	AUD	7,600,000	$53,552	$—
JPMS	09/22/2022	USD	4,078,128	CAD	5,300,000	—	(39,915)
JPMS	09/22/2022	USD	6,425,363	EUR	6,050,000	46,994	—
JPMS	09/22/2022	USD	9,519,609	GBP	7,700,000	131,144	—
JPMS	09/22/2022	USD	5,052,460	JPY	649,000,000	240,446	—
JPMS	09/22/2022	USD	7,976,580	NZD	12,650,000	83,679	—

Total						$555,815	$(39,915)

INVESTMENT VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$29,570,720	$—	$29,570,720
Foreign Government Obligations	—	39,826,029	—	39,826,029
Mortgage-Backed Securities	—	1,378,626	—	1,378,626
U.S. Government Obligations	—	89,794,132	—	89,794,132
Preferred Stock	384,520	—	—	384,520
Short-Term Investment Company	3,842,725	—	—	3,842,725
Other Investment Company	11,010,348	—	—	11,010,348

Total Investments	$15,237,593	$160,569,507	$—	$175,807,100

Other Financial Instruments
Forward Foreign Currency Contracts (H)	$—	$555,815	$—	$555,815

Total Other Financial Instruments	$—	$555,815	$—	$555,815

LIABILITIES
Other Financial Instruments
Forward Foreign Currency Contracts (H)	$—	$(39,915)	$—	$(39,915)

Total Other Financial Instruments	$—	$(39,915)	$—	$(39,915)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Perpetual maturity. The date displayed is the next call date.
(C)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2022, the total value of 144A securities is $11,496,095, representing 6.9% of the Portfolio’s net assets.
(D)	All or a portion of the securities are on loan. The total value of all securities on loan is $11,242,171, collateralized by cash collateral of $11,010,348 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $464,592. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(E)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At June 30, 2022, the total value of Regulation S securities is $29,516,861, representing 17.7% of the Portfolio’s net assets.
(F)	Rates disclosed reflect the yields at June 30, 2022.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(G)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2022. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(H)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
NZD	New Zealand Dollar
USD	United States Dollar

COUNTERPARTY ABBREVIATION:

JPMS	JPMorgan Securities LLC

PORTFOLIO ABBREVIATIONS:

CPI-YoY	Consumer Price Index-Year over Year
LIBOR	London Interbank Offered Rate

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PineBridge Inflation Opportunities VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2022

(unaudited)

Assets:
Investments, at value (cost $184,360,902) (including securities loaned of $11,242,171)	$175,807,100
Cash collateral pledged at broker for:
OTC derivatives (A)	710,000
Foreign currency, at value (cost $52)	50
Receivables and other assets:
Net income from securities lending	1,852
Dividends	4,424
Interest	663,720
Prepaid expenses	629
Unrealized appreciation on forward foreign currency contracts	555,815

Total assets	177,743,590

Liabilities:
Cash collateral received upon return of:
Securities on loan	11,010,348
Payables and other liabilities:
Shares of beneficial interest redeemed	32,410
Investment management fees	68,147
Distribution and service fees	34,739
Transfer agent costs	297
Trustees, CCO and deferred compensation fees	4,451
Audit and tax fees	22,785
Custody fees	5,824
Legal fees	719
Printing and shareholder reports fees	36,140
Other accrued expenses	4,752
Unrealized depreciation on forward foreign currency contracts	39,915

Total liabilities	11,260,527

Net assets	$166,483,063

Net assets consist of:
Capital stock ($0.01 par value)	$157,754
Additional paid-in capital	174,041,039
Total distributable earnings (accumulated losses)	(7,715,730)

Net assets	$166,483,063

Net assets by class:
Initial Class	$145,563
Service Class	166,337,500

Shares outstanding:
Initial Class	13,975
Service Class	15,761,428

Net asset value and offering price per share:
Initial Class	$10.42
Service Class	10.55

(A)	OTC derivatives may include swaps, options and/or swaptions and forward foreign currency contracts.

STATEMENT OF OPERATIONS

For the period ended June 30, 2022

(unaudited)

Investment Income:
Dividend income	$8,799
Interest income	5,542,100
Net income from securities lending	15,310
Withholding taxes on foreign income	(943)

Total investment income	5,565,266

Expenses:
Investment management fees	406,495
Distribution and service fees:
Service Class	207,196
Transfer agent costs	875
Trustees, CCO and deferred compensation fees	2,850
Audit and tax fees	22,939
Custody fees	12,697
Legal fees	4,395
Printing and shareholder reports fees	11,195
Other	7,872

Total expenses	676,514

Net investment income (loss)	4,888,752

Net realized gain (loss) on:
Investments	(1,904,450)
Forward foreign currency contracts	2,659,992
Foreign currency transactions	(7,188)

Net realized gain (loss)	748,354

Net change in unrealized appreciation (depreciation) on:
Investments	(21,064,151)
Forward foreign currency contracts	392,659
Translation of assets and liabilities denominated in foreign currencies	(1,332)

Net change in unrealized appreciation (depreciation)	(20,672,824)

Net realized and change in unrealized gain (loss)	(19,924,470)

Net increase (decrease) in net assets resulting from operations	$(15,035,718)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PineBridge Inflation Opportunities VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2022 (unaudited)	December 31, 2021
From operations:
Net investment income (loss)	$4,888,752	$5,604,432
Net realized gain (loss)	748,354	2,602,786
Net change in unrealized appreciation (depreciation)	(20,672,824)	(2,017,412)

Net increase (decrease) in net assets resulting from operations	(15,035,718)	6,189,806

Dividends and/or distributions to shareholders:
Initial Class	—	(2,424)
Service Class	—	(1,915,670)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(1,918,094)

Capital share transactions:
Proceeds from shares sold:
Initial Class	25,000	116,500
Service Class	33,100,318	16,218,453

	33,125,318	16,334,953

Dividends and/or distributions reinvested:
Initial Class	—	2,424
Service Class	—	1,915,670

	—	1,918,094

Cost of shares redeemed:
Initial Class	(50,000)	—
Service Class	(20,600,189)	(17,112,241)

	(20,650,189)	(17,112,241)

Net increase (decrease) in net assets resulting from capital share transactions	12,475,129	1,140,806

Net increase (decrease) in net assets	(2,560,589)	5,412,518

Net assets:
Beginning of period/year	169,043,652	163,631,134

End of period/year	$166,483,063	$169,043,652

Capital share transactions - shares:
Shares issued:
Initial Class	2,252	10,534
Service Class	2,995,803	1,427,808

	2,998,055	1,438,342

Shares reinvested:
Initial Class	—	215
Service Class	—	167,747

	—	167,962

Shares redeemed:
Initial Class	(4,480)	—
Service Class	(1,871,087)	(1,510,854)

	(1,875,567)	(1,510,854)

Net increase (decrease) in shares outstanding:
Initial Class	(2,228)	10,749
Service Class	1,124,716	84,701

	1,122,488	95,450

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PineBridge Inflation Opportunities VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2022 (unaudited)		December 31, 2021		December 31, 2020		December 31, 2019		December 31, 2018	December 31, 2017
Net asset value, beginning of period/year	$11.37		$11.08		$10.35		$9.80		$10.13	$9.84

Investment operations:
Net investment income (loss) (A)	0.32		0.45		0.11		0.17		0.23	0.16
Net realized and unrealized gain (loss)	(1.27)		0.00	(B)	0.82		0.65		(0.36)	0.18

Total investment operations	(0.95)		0.45		0.93		0.82		(0.13)	0.34

Dividends and/or distributions to shareholders:
Net investment income	—		(0.16)		(0.20)		(0.27)		(0.20)	(0.05)

Net asset value, end of period/year	$10.42		$11.37		$11.08		$10.35		$9.80	$10.13

Total return	(8.36	)%(C)	4.08%		9.01%		8.39%		(1.29)%	3.42%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$146		$184		$60		$11		$10	$10
Expenses to average net assets	0.56	%(D)(E)	0.57	%(E)	0.63	%(E)	0.65	%(E)	0.65%	0.65%
Net investment income (loss) to average net assets	5.89	%(D)	4.01%		1.00%		1.71%		2.30%	1.64%
Portfolio turnover rate	20	%(C)	32%		29%		26%		37%	38%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than 0.01 or (0.01).
(C)	Not annualized.
(D)	Annualized.
(E)	Does not include expenses of the underlying investments in which the Portfolio invests.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2022 (unaudited)		December 31, 2021		December 31, 2020		December 31, 2019		December 31, 2018	December 31, 2017
Net asset value, beginning of period/year	$11.54		$11.24		$10.50		$9.93		$10.26	$9.97

Investment operations:
Net investment income (loss) (A)	0.32		0.39		0.09		0.15		0.21	0.14
Net realized and unrealized gain (loss)	(1.31)		0.04		0.82		0.66		(0.37)	0.17

Total investment operations	(0.99)		0.43		0.91		0.81		(0.16)	0.31

Dividends and/or distributions to shareholders:
Net investment income	—		(0.13)		(0.17)		(0.24)		(0.17)	(0.02)

Net asset value, end of period/year	$10.55		$11.54		$11.24		$10.50		$9.93	$10.26

Total return	(8.58	)%(B)	3.86%		8.69%		8.20%		(1.55)%	3.13%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$166,337		$168,860		$163,571		$164,616		$169,688	$189,325
Expenses to average net assets	0.82	%(C)(D)	0.82	%(D)	0.88	%(D)	0.90	%(D)	0.90%	0.90%
Net investment income (loss) to average net assets	5.89	%(C)	3.40%		0.82%		1.45%		2.04%	1.41%
Portfolio turnover rate	20	%(B)	32%		29%		26%		37%	38%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	Does not include expenses of the underlying investments in which the Portfolio invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PineBridge Inflation Opportunities VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2022

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica PineBridge Inflation Opportunities VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PineBridge Inflation Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

1. ORGANIZATION (continued)

period ended June 30, 2022, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2022 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PineBridge Inflation Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

3. INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PineBridge Inflation Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

3. INVESTMENT VALUATION (continued)

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. SECURITIES AND OTHER INVESTMENTS

Treasury inflation-protected securities (“TIPS”): The Portfolio may invest in TIPS, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds and notes. For bonds and notes that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

TIPS held at June 30, 2022, if any, are included within the Schedule of Investments. The adjustments, if any, to principal due to inflation/deflation are reflected as increases/decreases to Interest income within the Statement of Operations, with a corresponding adjustment to Investments, at cost within the Statement of Assets and Liabilities.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2022, the Portfolio has not utilized the program.

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PineBridge Inflation Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust – Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2022, if any, are shown on a gross basis within the Schedule of Investments.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2022.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Corporate Debt Securities	$3,449,813	$—	$—	$—	$3,449,813
U.S. Government Obligations	7,560,535	—	—	—	7,560,535
Total Securities Lending Transactions	$11,010,348	$—	$—	$—	$11,010,348
Total Borrowings	$11,010,348	$—	$—	$—	$11,010,348

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PineBridge Inflation Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Forward foreign currency contracts: The Portfolio is subject to foreign exchange rate risk exposure in the normal course of pursuing its investment objective. The Portfolio may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked-to-market daily, with the change in value recorded as an unrealized gain or loss and is shown in Unrealized appreciation (depreciation) on forward foreign currency contracts within the Statement of Assets and Liabilities. When the contracts are settled, a realized gain or loss is incurred and is shown in Net realized gain (loss) on forward foreign currency contracts within the Statement of Operations. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Forward foreign currency contracts are traded in the OTC inter-bank currency dealer market.

Open forward foreign currency contracts at June 30, 2022, if any, are listed within the Schedule of Investments.

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2022.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Forward foreign currency contracts:
Unrealized appreciation on forward foreign currency contracts	$—	$555,815	$—	$—	$—	$555,815
Total	$—	$555,815	$—	$—	$—	$555,815

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Forward foreign currency contracts:
Unrealized depreciation on forward foreign currency contracts	$—	$(39,915)	$—	$—	$—	$(39,915)
Total	$—	$(39,915)	$—	$—	$—	$(39,915)

The following is a summary of the location and the effect of derivative investments, if any, within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2022.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Forward foreign currency contracts	$—	$2,659,992	$—	$—	$—	$2,659,992
Total	$—	$2,659,992	$—	$—	$—	$2,659,992

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Forward foreign currency contracts	$—	$392,659	$—	$—	$—	$392,659
Total	$—	$392,659	$—	$—	$—	$392,659

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PineBridge Inflation Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2022.

Forward foreign currency exchange contracts:
Average contract amounts purchased – in USD	$1,323,688
Average contract amounts sold – in USD	37,324,526

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar master agreements (collectively, “Master Agreements”) with its contract counterparties for certain OTC derivatives in order to, among other things, reduce credit risk to counterparties.

ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain OTC derivative financial instruments payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty.

Various Master Agreements govern the terms of certain transactions with counterparties and typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Portfolio exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Portfolio’s net liability may be delayed or denied.

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to pledge collateral on derivatives to a counterparty if the Portfolio is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Portfolio to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Portfolio from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments.

Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.

To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. Additionally, to the extent the Portfolio has delivered collateral to a counterparty, the Portfolio bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.

The following is a summary of the Portfolio OTC derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement and net of the related collateral received/pledged by the Portfolio as of June 30, 2022. For financial reporting purposes, the Portfolio does not offset assets and liabilities that are subject to a master netting agreement or similar

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PineBridge Inflation Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

arrangement on the Statement of Assets and Liabilities. See the Repurchase agreement section within the notes for offsetting and collateral information pertaining to repurchase agreements that are subject to master netting agreements.

	Gross Amounts of Assets Presented within Statement of Assets and Liabilities (A)	Gross Amounts Not Offset within Statement of Assets and Liabilities		Net Receivable	Gross Amounts of Liabilities Presented within Statement of Assets and Liabilities (A)	Gross Amounts Not Offset within Statement of Assets and Liabilities		Net Payable
Counterparty		Financial Instruments	Collateral Received (B)			Financial Instruments	Collateral Pledged (B)
	Assets				Liabilities
JPMorgan Securities LLC	$555,815	$(39,915)	$—	$515,900	$39,915	$(39,915)	$—	$—

Total	$555,815	$(39,915)	$—	$515,900	$39,915	$(39,915)	$—	$—

(A)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset within the Statement of Assets and Liabilities.
(B)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

7. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities and other assets may go up or down, sometimes sharply and unpredictably, due to general market conditions, overall economic trends or events, inflation, changes in interest rates, government actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by wars, tariffs, trade disputes or other factors, political developments, investor sentiment, the global and domestic effects of a pandemic or other health emergency, and other factors that may or may not be related to the issuer of the security or other asset. The market prices of securities and other assets also may go down due to events or conditions that affect particular sectors, industries, issuers, or geographies. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets. If the value of the Portfolio’s securities and assets fall, the value of your investment will go down. The Portfolio may experience a substantial or complete loss on any individual security or asset.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, the imposition of economic sanctions, public health events (such as the spread of infectious disease), wars, terrorism, cybersecurity events, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. In the past decade, financial markets throughout the world have experienced increased volatility and decreased liquidity. These conditions may continue or worsen. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down. Securities markets may also be susceptible to market manipulation or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or adversely affect the value of securities traded in these markets, including the Portfolio’s securities.

The pandemic of the novel coronavirus respiratory disease designated COVID-19 has resulted in economic downturns throughout the world, severe losses, particularly to some sectors of the economy and individual issuers, and reduced liquidity of many instruments. There also have been significant disruptions to business operations, including business closures; strained healthcare systems; disruptions to supply chains and employee availability; large fluctuations in consumer demand; and widespread uncertainty regarding the duration and long-term effects of the pandemic. Economic downturns may be prolonged, and political and social instability, continued volatility and decreased liquidity in the securities markets may result. Developing or emerging market countries may be more impacted by the pandemic.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. These and other government intervention into the economy and financial markets may not work as intended. In addition, government actions to mitigate the economic impact of the pandemic have resulted in large expansion of government deficits and debt, the long-term consequences of which are not known. Rates of inflation have recently risen, which could adversely affect economies and markets. The pandemic could continue to adversely affect the value and liquidity of the Portfolio’s investments.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PineBridge Inflation Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

7. RISK FACTORS (continued)

Europe: A number of countries in Europe have experienced severe economic and financial difficulties; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen or spread within or outside Europe. Responses to the financial problems by European governments, central banks and others may not work, may result in conflicts and social unrest and may limit future growth and economic recovery or have other unintended consequences. In January, 2020, through “Brexit,” the United Kingdom withdrew from the European Union. The ramifications of Brexit are unknown, and the implications of possible political, regulatory, economic, and market outcomes could be significant. The United Kingdom has one of the largest economies in Europe and is a major trading partner with European Union countries and the United States. Brexit may create additional and substantial economic stresses for the United Kingdom, including a contraction of the United Kingdom’s economy, decreased trade, capital outflows, devaluation of the British pound, and a decrease in business and consumer spending and investment. The negative impact on not only the United Kingdom and European Union economies but also the broader global economy could be significant. A number of countries in Europe have suffered terror attacks, and additional attacks may occur in the future. Europe has also been struggling with mass migration from the Middle East, Eastern Europe and Africa. The ultimate effects of these events and other socio-political or geopolitical issues could profoundly affect global economies and markets. Whether or not the Portfolio invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of the Portfolio’s investments.

Additional Market Disruption: Russia’s invasion of Ukraine in February, 2022, the resulting responses by the United States and other countries, and the potential for wider conflict, have increased and may continue to increase volatility and uncertainty in financial markets worldwide. The United States and other countries have imposed broad-ranging economic sanctions on Russia and Russian entities and individuals, and may impose additional sanctions, including on other countries that provide military or economic support to Russia. These sanctions, among other things, restrict companies from doing business with Russia and Russian issuers, and may adversely affect companies with economic or financial exposure to Russia and Russian issuers. The extent and duration of Russia’s military actions and the repercussions of such actions are not known. The invasion may widen beyond Ukraine and may escalate, including through retaliatory actions and cyberattacks by Russia and even other countries. These events may result in further and significant market disruptions and may adversely affect regional and global economies including those of Europe and the United States. Certain industries and markets, such as those involving oil, natural gas and other commodities, as well as global supply chains, may be particularly adversely affected. Whether or not the Portfolio invests in securities of issuers located in Russia, Ukraine and adjacent countries or with significant exposure to issuers in these countries, these events could negatively affect the value and liquidity of the Portfolio’s investments.

Inflation-protected securities risk: Inflation-protected debt securities may react differently from other types of debt securities and tend to react to changes in “real” interest rates, which represent nominal (stated) interest rates reduced by the expected impact of inflation. In general, the price of an inflation-protected debt security can fall when real interest rates rise, and can rise when real interest rates fall. Interest payments on inflation-protected debt securities can be unpredictable and will vary as the principal and/or interest is adjusted for inflation.

Interest rate risk: Interest rates in the U.S. and certain foreign markets have been low relative to historic levels. The Portfolio faces a risk that interest rates may rise. The value of fixed-income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates also may affect the liquidity of the Portfolio’s investments. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities generally and could also result in increased redemptions from the Portfolio. Increased redemptions could cause the Portfolio to sell securities at inopportune times or depressed prices and result in further losses.

LIBOR risk: Many financial instruments, financings or other transactions to which the Portfolio may be a party use or may use a floating rate based on the London Interbank Offered Rate (“LIBOR”). The UK Financial Conduct Authority and LIBOR’s administrator announced that the use of LIBOR will be phased out; most LIBOR rates are no longer published as of the end of 2021 and a majority of U.S.dollar LIBOR rates will no longer be published after June 30, 2023. It is possible that a subset of LIBOR rates may be published after these dates on a “synthetic” basis, but any such publications would be considered non-representative of the underlying market. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Portfolio, issuers of instruments in which the Portfolio invests, and financial markets generally. As such, the potential effect of a transition away from LIBOR on the Portfolio or the Portfolio’s investments cannot yet be determined.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PineBridge Inflation Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee, CCO and deferred compensation fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints	Rate
First $250 million	0.49%
Over $250 million up to $1 billion	0.43%
Over $1 billion	0.38%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net assets. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.70%	May 1, 2023
Service Class	0.95	May 1, 2023

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2022 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2022, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PineBridge Inflation Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2023. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Technology Holdings, Inc (“SS&C”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C related to applicable sub-transfer agency services. For the period ended June 30, 2022, (i) the expenses paid to SS&C by the Portfolio are referred to as Transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C by the Portfolio are referred to as Transfer agent costs within the Statement of Assets and Liabilities.

Deferred compensation plan: Effective September 23, 2021, the Board has approved the termination of the deferred compensation plan. Payments will be made to applicable current and former Board members consistent with Section 409A of the Code. Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2022, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2022.

9. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2022, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 24,223,897	$ 21,036,978	$ 13,676,090	$ 17,843,985

10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PineBridge Inflation Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)

unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2022, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 184,360,902	$ 2,300,993	$ (10,338,895)	$ (8,037,902)

11. NEW ACCOUNTING PRONOUNCEMENT

In January 2021, the Financial Accounting Standards Board issued Accounting Standards Update No. 2021-01 (“ASU 2021-01”), “Reference Rate Reform (Topic 848)”. ASU 2021-01 is an update of ASU 2020-04, which is in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The ASU 2021-01 update clarifies that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. The amendments in this update are effective immediately through December 31, 2022, for all entities. Management does not expect ASU 2021-01 to have a material impact on the financial statements.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PineBridge Inflation Opportunities VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 15-16, 2022, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica PineBridge Inflation Opportunities VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and PineBridge Investments LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2023.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2021. Based on these considerations, the

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PineBridge Inflation Opportunities VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was below the median for its peer universe and below its primary benchmark, each for the past 1-, 3-, 5- and 10-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on November 10, 2014 pursuant to its current investment objective and investment strategies and used a different benchmark.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were in line with the median for its peer group and above the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica PineBridge Inflation Opportunities VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica ProFund UltraBear VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2022, and held for the entire six-month period until June 30, 2022.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period (B)	Ending Account Value June 30, 2022	Expenses Paid During Period (B)	Net Annualized Expense Ratio (C)
Service Class	$1,000.00	$1,355.00	$7.18	$1,018.70	$6.16	1.23%

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Net annualized expense ratios, as disclosed in the table, do not include the expenses of the underlying investments in which the Portfolio invests. The net annualized expense ratios, as stated in the fee table of the Portfolio’s Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2022

(unaudited)

Asset Allocation	Percentage of Net Assets
Short-Term Investment Company	72.5%
Repurchase Agreement	18.4
Net Other Assets (Liabilities) ^	9.1
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

^

The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica ProFund UltraBear VP

SCHEDULE OF INVESTMENTS

At June 30, 2022

(unaudited)

	Shares	Value
SHORT-TERM INVESTMENT COMPANY - 72.5%
Money Market Fund - 72.5%
BlackRock Liquidity Funds T-Fund, 1.23% (A)	5,571,710	$5,571,710
Dreyfus Treasury & Agency Cash Management Fund, 1.32% (A)	5,572,624	5,572,624
State Street Institutional U.S. Government Money Market Fund, 1.08% (A)	5,571,710	5,571,710
UBS Select Treasury Preferred Fund, 1.25% (A)	5,571,710	5,571,710

Total Short-Term Investment Company (Cost $22,287,754)		22,287,754

	Principal	Value
REPURCHASE AGREEMENT - 18.4%
Fixed Income Clearing Corp., 0.35% (A), dated 06/30/2022, to be repurchased at $5,638,065 on 07/01/2022. Collateralized by a U.S. Government Obligation, 3.00%, due 06/30/2024, and with a value of $5,750,802.	$5,638,010	$5,638,010

Total Repurchase Agreement (Cost $5,638,010)		5,638,010

Total Investments (Cost $27,925,764)		27,925,764
Net Other Assets (Liabilities) - 9.1%		2,779,198

Net Assets - 100.0%		$30,704,962

FUTURES CONTRACTS:

Short Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	(326)	09/16/2022	$(64,907,802)	$(61,768,850)	$ 3,138,952	$ —

INVESTMENT VALUATION:

Valuation Inputs (B)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Short-Term Investment Company	$22,287,754	$—	$—	$22,287,754
Repurchase Agreement	—	5,638,010	—	5,638,010

Total Investments	$22,287,754	$5,638,010	$—	$27,925,764

Other Financial Instruments
Futures Contracts (C)	$3,138,952	$—	$—	$3,138,952

Total Other Financial Instruments	$3,138,952	$—	$—	$3,138,952

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rates disclosed reflect the yields at June 30, 2022.
(B)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2022. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(C)	Derivative instruments are valued at unrealized appreciation (depreciation).

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica ProFund UltraBear VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2022

(unaudited)

Assets:
Unaffiliated investments, at value (cost $22,287,754)	$22,287,754
Repurchase agreement, at value (cost $5,638,010)	5,638,010
Receivables and other assets:
Shares of beneficial interest sold	82,567
Interest	364
Variation margin receivable on futures contracts	4,091,928
Prepaid expenses	42

Total assets	32,100,665

Liabilities:
Payables and other liabilities:
Due to custodian	1,352,692
Investment management fees	19,207
Distribution and service fees	5,638
Trustees, CCO and deferred compensation fees	494
Audit and tax fees	7,801
Custody fees	7
Legal fees	2
Printing and shareholder reports fees	7,143
Other accrued expenses	2,719

Total liabilities	1,395,703

Net assets	$30,704,962

Net assets consist of:
Capital stock ($0.01 par value)	$22,664
Additional paid-in capital	216,539,052
Total distributable earnings (accumulated losses)	(185,856,754)

Net assets	$30,704,962

Shares outstanding	2,266,396

Net asset value and offering price per share	$13.55

STATEMENT OF OPERATIONS

For the period ended June 30, 2022

(unaudited)

Investment Income:
Interest income from unaffiliated investments	$6,565

Total investment income	6,565

Expenses:
Investment management fees	70,238
Distribution and service fees	19,954
Transfer agent costs	52
Trustees, CCO and deferred compensation fees	417
Audit and tax fees	7,809
Custody fees	1,332
Legal fees	263
Printing and shareholder reports fees	2,558
Other	3,538

Total expenses before waiver and/or reimbursement and recapture	106,161

Expense waived and/or reimbursed	(7,884)
Recapture of previously waived and/or reimbursed fees	13

Net expenses	98,290

Net investment income (loss)	(91,725)

Net realized gain (loss) on:
Futures contracts	1,914,152

Net change in unrealized appreciation (depreciation) on:
Futures contracts	3,343,111

Net realized and change in unrealized gain (loss)	5,257,263

Net increase (decrease) in net assets resulting from operations	$5,165,538

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica ProFund UltraBear VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2022 (unaudited)		December 31, 2021
From operations:
Net investment income (loss)	$(91,725)		$(99,290)
Net realized gain (loss)	1,914,152		(4,882,006)
Net change in unrealized appreciation (depreciation)	3,343,111		225,763

Net increase (decrease) in net assets resulting from operations	5,165,538		(4,755,533)

Capital share transactions:
Proceeds from shares sold	20,595,488		6,857,461
Cost of shares redeemed	(2,480,106)		(4,032,707)

Net increase (decrease) in net assets resulting from capital share transactions	18,115,382		2,824,754

Net increase (decrease) in net assets	23,280,920		(1,930,779)

Net assets:
Beginning of period/year	7,424,042		9,354,821

End of period/year	$30,704,962		$7,424,042

Capital share transactions - shares:
Shares issued	1,699,994	(A)	547,026	(A)
Shares redeemed	(222,327	)(A)	(324,887	)(A)

Net increase (decrease) in shares outstanding	1,477,667	(A)	222,139	(A)

(A)	Updated to reflect the effect of a 1-for-125 reverse share split on January 21, 2022.

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2022 (unaudited) (A)		December 31, 2021 (A)		December 31, 2020 (A)	December 31, 2019 (A)	December 31, 2018 (A)	December 31, 2017 (A)
Net asset value, beginning of period/year	$9.41		$16.51		$35.45	$61.23	$57.58	$84.71

Investment operations:
Net investment income (loss) (B)	(0.07)		(0.15)		(0.30)	0.08	(0.08)	(0.79)
Net realized and unrealized gain (loss)	4.21		(6.95)		(18.56)	(25.86)	3.73	(26.34)

Total investment operations	4.14		(7.10)		(18.86)	(25.78)	3.65	(27.13)

Dividends and/or distributions to shareholders:
Net investment income	—		—		(0.08)	—	—	—

Net asset value, end of period/year	$13.55		$9.41		$16.51	$35.45	$61.23	$57.58

Total return	35.50	%(C)	(38.46)%		(53.41)%	(42.86)%	6.52%	(32.35)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$30,705		$7,424		$9,355	$13,250	$36,506	$13,674
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	1.33	%(E)	1.58%		1.34%	1.29%	1.29%	1.26%
Including waiver and/or reimbursement and recapture	1.23	%(E)	1.24	%(F)	1.23%	1.23%	1.23%	1.23%
Net investment income (loss) to average net assets	(1.15	)%(E)	(1.24)%		(1.10)%	0.17%	(0.15)%	(1.10)%
Portfolio turnover rate	—	%(C)	—%		—%	—%	—%	—%

(A)	Updated to reflect the effect of a 1-for-125 reverse share split on January 21, 2022.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Portfolio invests.
(E)	Annualized.
(F)	Includes extraordinary expenses outside the operating expense limit.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica ProFund UltraBear VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2022

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica ProFund UltraBear VP (the “Portfolio”) is a series of TST and is classified as non-diversified under the 1940 Act. The Portfolio currently offers one class of shares, Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica ProFund UltraBear VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

1. ORGANIZATION (continued)

services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2022, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Cash overdraft: The Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the Federal Funds Rate.

Payables, if any, are reflected as Due to custodian within the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts are reflected in Custody fees within the Statement of Operations. Expenses, if any, from foreign cash overdrafts are reflected in Other expenses within the Statement of Operations.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica ProFund UltraBear VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

3. INVESTMENT VALUATION (continued)

share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2022, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica ProFund UltraBear VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2022.

Repurchase agreements at June 30, 2022, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2022, if any, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica ProFund UltraBear VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2022.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$—	$—	$3,138,952	$—	$—	$3,138,952
Total	$—	$—	$3,138,952	$—	$—	$3,138,952

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments, if any, within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2022.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$—	$1,914,152	$—	$—	$1,914,152
Total	$—	$—	$1,914,152	$—	$—	$1,914,152

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$—	$3,343,111	$—	$—	$3,343,111
Total	$—	$—	$3,343,111	$—	$—	$3,343,111

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2022.

Futures contracts:
Average notional value of contracts – short	$(32,540,118)

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to pledge collateral on derivatives to a counterparty if the Portfolio is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Portfolio to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Portfolio from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments.

Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.

To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. Additionally, to the extent the Portfolio has delivered collateral to a

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica ProFund UltraBear VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

counterparty, the Portfolio bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.

6. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities and other assets may go up or down, sometimes sharply and unpredictably, due to general market conditions, overall economic trends or events, inflation, changes in interest rates, government actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by wars, tariffs, trade disputes or other factors, political developments, investor sentiment, the global and domestic effects of a pandemic or other health emergency, and other factors that may or may not be related to the issuer of the security or other asset. The market prices of securities and other assets also may go down due to events or conditions that affect particular sectors, industries, issuers, or geographies. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets. If the value of the Portfolio’s securities and assets fall, the value of your investment will go down. The Portfolio may experience a substantial or complete loss on any individual security or asset.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, the imposition of economic sanctions, public health events (such as the spread of infectious disease), wars, terrorism, cybersecurity events, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. In the past decade, financial markets throughout the world have experienced increased volatility and decreased liquidity. These conditions may continue or worsen. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down. Securities markets may also be susceptible to market manipulation or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or adversely affect the value of securities traded in these markets, including the Portfolio’s securities.

The pandemic of the novel coronavirus respiratory disease designated COVID-19 has resulted in economic downturns throughout the world, severe losses, particularly to some sectors of the economy and individual issuers, and reduced liquidity of many instruments. There also have been significant disruptions to business operations, including business closures; strained healthcare systems; disruptions to supply chains and employee availability; large fluctuations in consumer demand; and widespread uncertainty regarding the duration and long-term effects of the pandemic. Economic downturns may be prolonged, and political and social instability, continued volatility and decreased liquidity in the securities markets may result. Developing or emerging market countries may be more impacted by the pandemic.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. These and other government intervention into the economy and financial markets may not work as intended. In addition, government actions to mitigate the economic impact of the pandemic have resulted in large expansion of government deficits and debt, the long-term consequences of which are not known. Rates of inflation have recently risen, which could adversely affect economies and markets. The pandemic could continue to adversely affect the value and liquidity of the Portfolio’s investments.

Europe: A number of countries in Europe have experienced severe economic and financial difficulties; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen or spread within or outside Europe. Responses to the financial problems by European governments, central banks and others may not work, may result in conflicts and social unrest and may limit future growth and economic recovery or have other unintended consequences. In January, 2020, through “Brexit,” the United Kingdom withdrew from the European Union. The ramifications of Brexit are unknown, and the implications of possible political, regulatory, economic, and market outcomes could be significant. The United Kingdom has one of the largest economies in Europe and is a major trading partner with European Union countries and the United States. Brexit may create additional and substantial economic stresses for the United Kingdom, including a contraction of the United Kingdom’s economy, decreased trade, capital outflows, devaluation of the British pound, and a decrease in business and consumer spending and investment. The negative impact on not only the United Kingdom and European Union economies but also the broader global economy could be significant. A number of countries in Europe have suffered terror attacks, and additional attacks may occur in

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica ProFund UltraBear VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

6. RISK FACTORS (continued)

the future. Europe has also been struggling with mass migration from the Middle East, Eastern Europe and Africa. The ultimate effects of these events and other socio-political or geopolitical issues could profoundly affect global economies and markets. Whether or not the Portfolio invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of the Portfolio’s investments.

Additional Market Disruption: Russia’s invasion of Ukraine in February, 2022, the resulting responses by the United States and other countries, and the potential for wider conflict, have increased and may continue to increase volatility and uncertainty in financial markets worldwide. The United States and other countries have imposed broad-ranging economic sanctions on Russia and Russian entities and individuals, and may impose additional sanctions, including on other countries that provide military or economic support to Russia. These sanctions, among other things, restrict companies from doing business with Russia and Russian issuers, and may adversely affect companies with economic or financial exposure to Russia and Russian issuers. The extent and duration of Russia’s military actions and the repercussions of such actions are not known. The invasion may widen beyond Ukraine and may escalate, including through retaliatory actions and cyberattacks by Russia and even other countries. These events may result in further and significant market disruptions and may adversely affect regional and global economies including those of Europe and the United States. Certain industries and markets, such as those involving oil, natural gas and other commodities, as well as global supply chains, may be particularly adversely affected. Whether or not the Portfolio invests in securities of issuers located in Russia, Ukraine and adjacent countries or with significant exposure to issuers in these countries, these events could negatively affect the value and liquidity of the Portfolio’s investments.

Inverse correlation risk: Investors will lose money when the Index rises – a result that is the opposite from traditional funds.

Equity and market risk: Equity markets are volatile, and the value of securities, swaps, futures and other instruments related to equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Further, stocks in the Index may underperform other equity investments. Volatility in the markets and/or market developments may cause the value of an investment in the Portfolio to decrease over short or long periods of time. As a portfolio seeking daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily return of the Index, the value of an investment in the Portfolio is expected to decline when market conditions cause the level of the Index to rise.

Non-diversification risk: As a “non-diversified” Portfolio, the Portfolio may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. Investing in a smaller number of issuers will make the Portfolio more susceptible to negative events affecting those issuers.

7. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee, CCO and deferred compensation fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica ProFund UltraBear VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints	Rate
First $250 million	0.88%
Over $250 million up to $750 million	0.83
Over $750 million	0.78

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net assets. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Service Class	1.23%	May 1, 2023

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2022 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

For the 36-month period ended June 30, 2022, the balances available for recapture by TAM for the Portfolio are as follows:

Amounts Available
2019	2020	2021	2022	Total
$ 7,695	$ 19,008	$ 32,956	$ 7,884	$ 67,543

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets up to an annual fee of 0.25% of Service Class shares.

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Technology Holdings, Inc (“SS&C”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C related to applicable sub-transfer agency services. For the period ended June 30, 2022, (i) the expenses paid to SS&C by the Portfolio are referred to as Transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C by the Portfolio are referred to as Transfer agent costs within the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica ProFund UltraBear VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Deferred compensation plan: Effective September 23, 2021, the Board has approved the termination of the deferred compensation plan. Payments will be made to applicable current and former Board members consistent with Section 409A of the Code. Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2022, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2022.

8. PURCHASES AND SALES OF SECURITIES

During the period ended June 30, 2022, there were no proceeds from securities purchased or securities sold (excluding short-term securities).

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2022, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 27,925,764	$ 3,138,952	$ —	$ 3,138,952

10. STOCK SPLIT

Effective as of the close of business on the date listed in the subsequent table, the Portfolio’s shares underwent a stock split. There was no impact to the aggregate market value of shares outstanding. The historical per share data presented within the Financial Highlights has been retroactively adjusted to reflect the stock split. The stock split ratios, net effect on the NAV per share, and the number of shares outstanding as of the date indicated were as follows:

Date	Share Split Ratio	Shares Prior to Stock Split	Shares After Stock Split	Increase (Decrease) Net Asset Value per Share	Increase (Decrease) Net Shares Outstanding
January 21, 2022	125 for 1	98,591,154	788,729	Increase	Decrease

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica ProFund UltraBear VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 15-16, 2022, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica ProFund UltraBear VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and ProFund Advisors LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2023.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2021. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica ProFund UltraBear VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was below the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board considered that the Portfolio’s investment objective is to seek returns that are twice the inverse of the Portfolio’s benchmark and that the Portfolio’s underperformance relative to its peer universe and benchmark (the S&P 500) for certain periods was consistent with its investment approach given the leveraged nature of the Portfolio and the positive market environment during the relevant periods.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were below the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica ProFund UltraBear VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Rothschild & Co Large Cap Value VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2022, and held for the entire six-month period until June 30, 2022.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period (B)	Ending Account Value June 30, 2022	Expenses Paid During Period (B)	Net Annualized Expense Ratio
Service Class	$1,000.00	$865.60	$4.35	$1,020.10	$4.71	0.94%

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2022

(unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks	97.8%
Net Other Assets (Liabilities)	2.2
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Rothschild & Co Large Cap Value VP

SCHEDULE OF INVESTMENTS

At June 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS - 97.8%
Aerospace & Defense - 4.3%
Northrop Grumman Corp.	2,455	$1,174,889
Textron, Inc.	15,610	953,303

		2,128,192

Airlines - 1.2%
Southwest Airlines Co. (A)	15,868	573,152

Automobiles - 1.4%
General Motors Co. (A)	21,842	693,702

Banks - 8.5%
Bank of America Corp.	50,931	1,585,482
JPMorgan Chase & Co.	13,185	1,484,763
Wells Fargo & Co.	28,709	1,124,531

		4,194,776

Beverages - 2.8%
PepsiCo, Inc.	8,186	1,364,279

Biotechnology - 2.2%
AbbVie, Inc.	7,176	1,099,076

Capital Markets - 6.1%
BlackRock, Inc.	1,877	1,143,168
Charles Schwab Corp.	20,091	1,269,350
State Street Corp.	9,688	597,265

		3,009,783

Chemicals - 2.4%
Air Products & Chemicals, Inc.	4,783	1,150,216

Communications Equipment - 1.4%
Motorola Solutions, Inc.	3,236	678,265

Construction & Engineering - 2.4%
Quanta Services, Inc.	9,188	1,151,624

Construction Materials - 2.0%
Martin Marietta Materials, Inc.	3,228	965,947

Electric Utilities - 4.8%
Duke Energy Corp.	11,208	1,201,610
Xcel Energy, Inc.	16,228	1,148,293

		2,349,903

Energy Equipment & Services - 1.5%
Schlumberger NV	20,886	746,883

Entertainment - 2.0%
Walt Disney Co. (A)	10,592	999,885

Equity Real Estate Investment Trusts - 4.3%
American Tower Corp.	4,285	1,095,203
Prologis, Inc.	8,827	1,038,497

		2,133,700

Food Products - 3.6%
Mondelez International, Inc., Class A	10,870	674,918
Tyson Foods, Inc., Class A	12,857	1,106,474

		1,781,392

Health Care Equipment & Supplies - 2.0%
Baxter International, Inc.	15,121	971,222

Health Care Providers & Services - 4.7%
AmerisourceBergen Corp.	7,744	1,095,621
UnitedHealth Group, Inc.	2,381	1,222,953

		2,318,574

	Shares	Value
COMMON STOCKS (continued)
Insurance - 2.3%
Hartford Financial Services Group, Inc.	17,386	$ 1,137,566

Interactive Media & Services - 5.1%
Alphabet, Inc., Class A (A)	773	1,684,568
Meta Platforms, Inc., Class A (A)	5,073	818,021

		2,502,589

IT Services - 1.7%
Global Payments, Inc.	7,706	852,592

Life Sciences Tools & Services - 3.4%
Thermo Fisher Scientific, Inc.	3,042	1,652,658

Machinery - 3.8%
Caterpillar, Inc.	5,106	912,748
Parker-Hannifin Corp.	3,932	967,469

		1,880,217

Media - 2.6%
Comcast Corp., Class A	17,706	694,784
Fox Corp., Class A	18,470	593,995

		1,288,779

Multiline Retail - 1.4%
Target Corp.	4,956	699,936

Oil, Gas & Consumable Fuels - 6.9%
ConocoPhillips	16,528	1,484,380
Exxon Mobil Corp.	22,285	1,908,487

		3,392,867

Pharmaceuticals - 5.4%
Bristol-Myers Squibb Co.	17,873	1,376,221
Eli Lilly & Co.	3,984	1,291,732

		2,667,953

Road & Rail - 1.8%
CSX Corp.	30,371	882,581

Semiconductors & Semiconductor Equipment - 1.5%
Micron Technology, Inc.	13,008	719,082

Software - 2.3%
Microsoft Corp.	4,416	1,134,161

Specialty Retail - 2.0%
Lowe’s Cos., Inc.	5,670	990,379

Total Common Stocks (Cost $50,367,606)		48,111,931

Total Investments (Cost $50,367,606)		48,111,931
Net Other Assets (Liabilities) - 2.2%		1,096,737

Net Assets - 100.0%		$49,208,668

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Rothschild & Co Large Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (B)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$48,111,931	$—	$—	$48,111,931

Total Investments	$48,111,931	$—	$—	$48,111,931

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2022. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Rothschild & Co Large Cap Value VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2022

(unaudited)

Assets:
Investments, at value (cost $50,367,606)	$48,111,931
Cash	987,801
Receivables and other assets:
Shares of beneficial interest sold	92,512
Dividends	68,752
Prepaid expenses	226

Total assets	49,261,222

Liabilities:
Payables and other liabilities:
Investment management fees	24,810
Distribution and service fees	10,442
Transfer agent costs	61
Trustees, CCO and deferred compensation fees	579
Audit and tax fees	11,431
Custody fees	964
Legal fees	11
Printing and shareholder reports fees	1,116
Other accrued expenses	3,140

Total liabilities	52,554

Net assets	$49,208,668

Net assets consist of:
Capital stock ($0.01 par value)	$44,408
Additional paid-in capital	46,171,151
Total distributable earnings (accumulated losses)	2,993,109

Net assets	$49,208,668

Shares outstanding	4,440,827

Net asset value and offering price per share	$11.08

STATEMENT OF OPERATIONS

For the period ended June 30, 2022

(unaudited)

Investment Income:
Dividend income	$467,606

Total investment income	467,606

Expenses:
Investment management fees	154,603
Distribution and service fees	65,068
Transfer agent costs	248
Trustees, CCO and deferred compensation fees	884
Audit and tax fees	11,492
Custody fees	3,329
Legal fees	1,260
Printing and shareholder reports fees	993
Other	6,958

Total expenses	244,835

Net investment income (loss)	222,771

Net realized gain (loss) on:
Investments	3,158,490

Net change in unrealized appreciation (depreciation) on:
Investments	(10,914,037)

Net realized and change in unrealized gain (loss)	(7,755,547)

Net increase (decrease) in net assets resulting from operations	$(7,532,776)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Rothschild & Co Large Cap Value VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2022 (unaudited)	December 31, 2021
From operations:
Net investment income (loss)	$222,771	$141,694
Net realized gain (loss)	3,158,490	1,844,656
Net change in unrealized appreciation (depreciation)	(10,914,037)	7,149,766

Net increase (decrease) in net assets resulting from operations	(7,532,776)	9,136,116

Dividends and/or distributions to shareholders:
Dividends and/or distributions to shareholders	—	(1,395,216)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(1,395,216)

Capital share transactions:
Proceeds from shares sold	18,916,026	19,636,286
Dividends and/or distributions reinvested	—	1,395,216
Cost of shares redeemed	(9,001,690)	(7,754,864)

Net increase (decrease) in net assets resulting from capital share transactions	9,914,336	13,276,638

Net increase (decrease) in net assets	2,381,560	21,017,538

Net assets:
Beginning of period/year	46,827,108	25,809,570

End of period/year	$49,208,668	$46,827,108

Capital share transactions - shares:
Shares issued	1,517,994	1,671,666
Shares reinvested	—	115,690
Shares redeemed	(734,635)	(675,010)

Net increase (decrease) in shares outstanding	783,359	1,112,346

FINANCIAL HIGHLIGHTS

For a share outstanding during the periods and years indicated:

	Service Class
	June 30, 2022 (unaudited)		December 31, 2021	December 31, 2020		December 31, 2019	December 31, 2018	December 31, 2017 (A)
Net asset value, beginning of period/year	$12.80		$10.14	$10.49		$9.02	$10.21	$10.00

Investment operations:
Net investment income (loss) (B)	0.05		0.04	0.16		0.16	0.12	0.02
Net realized and unrealized gain (loss)	(1.77)		3.04	(0.27	)(C)	1.37	(1.22)	0.19

Total investment operations	(1.72)		3.08	(0.11)		1.53	(1.10)	0.21

Dividends and/or distributions to shareholders:
Net investment income	—		(0.09)	(0.06)		(0.03)	(0.02)	—
Net realized gains	—		(0.33)	(0.18)		(0.03)	(0.07)	—

Total dividends and/or distributions to shareholders	—		(0.42)	(0.24)		(0.06)	(0.09)	—

Net asset value, end of period/year	$11.08		$12.80	$10.14		$10.49	$9.02	$10.21

Total return	(13.44	)%(D)	30.56%	(0.61)%		17.00%	(10.86)%	2.10	%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$49,209		$46,827	$25,810		$12,878	$3,104	$1,021
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.94	%(E)	0.99%	1.23%		1.49%	3.27%	15.95	%(E)
Including waiver and/or reimbursement and recapture	0.94	%(E)	1.17%	1.20%		1.20%	1.20%	1.20	%(E)
Net investment income (loss) to average net assets	0.86	%(E)	0.38%	1.81%		1.59%	1.15%	0.77	%(E)
Portfolio turnover rate	21	%(D)	30%	288%		144%	159%	53	%(D)

(A)	Commenced operations on September 29, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statement of Changes due to the timing of purchases and redemptions of Portfolio shares and fluctuating market values during the period.
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Rothschild & Co Large Cap Value VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2022

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Rothschild & Co Large Cap Value VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers one class of shares, Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Rothschild & Co Large Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

1. ORGANIZATION (continued)

Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2022, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the period ended June 30, 2022, commissions recaptured are $209.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Rothschild & Co Large Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

3. INVESTMENT VALUATION (continued)

input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2022, the Portfolio has not utilized the program.

5. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities and other assets may go up or down, sometimes sharply and unpredictably, due to general market conditions, overall economic trends or events, inflation, changes in interest rates, government actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by wars, tariffs, trade

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Rothschild & Co Large Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

5. RISK FACTORS (continued)

disputes or other factors, political developments, investor sentiment, the global and domestic effects of a pandemic or other health emergency, and other factors that may or may not be related to the issuer of the security or other asset. The market prices of securities and other assets also may go down due to events or conditions that affect particular sectors, industries, issuers, or geographies. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets. If the value of the Portfolio’s securities and assets fall, the value of your investment will go down. The Portfolio may experience a substantial or complete loss on any individual security or asset.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, the imposition of economic sanctions, public health events (such as the spread of infectious disease), wars, terrorism, cybersecurity events, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. In the past decade, financial markets throughout the world have experienced increased volatility and decreased liquidity. These conditions may continue or worsen. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down. Securities markets may also be susceptible to market manipulation or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or adversely affect the value of securities traded in these markets, including the Portfolio’s securities.

The pandemic of the novel coronavirus respiratory disease designated COVID-19 has resulted in economic downturns throughout the world, severe losses, particularly to some sectors of the economy and individual issuers, and reduced liquidity of many instruments. There also have been significant disruptions to business operations, including business closures; strained healthcare systems; disruptions to supply chains and employee availability; large fluctuations in consumer demand; and widespread uncertainty regarding the duration and long-term effects of the pandemic. Economic downturns may be prolonged, and political and social instability, continued volatility and decreased liquidity in the securities markets may result. Developing or emerging market countries may be more impacted by the pandemic.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. These and other government intervention into the economy and financial markets may not work as intended. In addition, government actions to mitigate the economic impact of the pandemic have resulted in large expansion of government deficits and debt, the long-term consequences of which are not known. Rates of inflation have recently risen, which could adversely affect economies and markets. The pandemic could continue to adversely affect the value and liquidity of the Portfolio’s investments.

Europe: A number of countries in Europe have experienced severe economic and financial difficulties; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen or spread within or outside Europe. Responses to the financial problems by European governments, central banks and others may not work, may result in conflicts and social unrest and may limit future growth and economic recovery or have other unintended consequences. In January, 2020, through “Brexit,” the United Kingdom withdrew from the European Union. The ramifications of Brexit are unknown, and the implications of possible political, regulatory, economic, and market outcomes could be significant. The United Kingdom has one of the largest economies in Europe and is a major trading partner with European Union countries and the United States. Brexit may create additional and substantial economic stresses for the United Kingdom, including a contraction of the United Kingdom’s economy, decreased trade, capital outflows, devaluation of the British pound, and a decrease in business and consumer spending and investment. The negative impact on not only the United Kingdom and European Union economies but also the broader global economy could be significant. A number of countries in Europe have suffered terror attacks, and additional attacks may occur in the future. Europe has also been struggling with mass migration from the Middle East, Eastern Europe and Africa. The ultimate effects of these events and other socio-political or geopolitical issues could profoundly affect global economies and markets. Whether or not the Portfolio invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of the Portfolio’s investments.

Additional Market Disruption: Russia’s invasion of Ukraine in February, 2022, the resulting responses by the United States and other countries, and the potential for wider conflict, have increased and may continue to increase volatility and uncertainty in financial markets worldwide. The United States and other countries have imposed broad-ranging economic sanctions on Russia and Russian entities and individuals, and may impose additional sanctions, including on other countries that provide military or economic support to Russia. These sanctions, among other things, restrict companies from doing business with Russia and Russian issuers, and may adversely affect companies with economic or financial exposure to Russia and Russian issuers. The extent and duration of Russia’s military actions and the repercussions of such actions are not known. The invasion may widen beyond Ukraine and may escalate, including

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Rothschild & Co Large Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

5. RISK FACTORS (continued)

through retaliatory actions and cyberattacks by Russia and even other countries. These events may result in further and significant market disruptions and may adversely affect regional and global economies including those of Europe and the United States. Certain industries and markets, such as those involving oil, natural gas and other commodities, as well as global supply chains, may be particularly adversely affected. Whether or not the Portfolio invests in securities of issuers located in Russia, Ukraine and adjacent countries or with significant exposure to issuers in these countries, these events could negatively affect the value and liquidity of the Portfolio’s investments.

Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The value of equity securities fluctuates based on real or perceived changes in a company’s financial condition, factors affecting a particular industry or industries, and overall market, economic and political conditions. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.

Large capitalization companies risk: The Portfolio’s investments in larger, more established companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.

6. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee, CCO and deferred compensation fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints	Rate
First $1 billion	0.594%
Over $1 billion up to $2 billion	0.580
Over $2 billion up to $3 billion	0.560
Over $3 billion	0.540

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Rothschild & Co Large Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net assets. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Effective May 1, 2022
Service Class	1.10%	May 1, 2023
Prior to May 1, 2022
Service Class	1.20

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2022 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2022, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets up to an annual fee of 0.25% of Service Class shares.

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Technology Holdings, Inc (“SS&C”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C related to applicable sub-transfer agency services. For the period ended June 30, 2022, (i) the expenses paid to SS&C by the Portfolio are referred to as Transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C by the Portfolio are referred to as Transfer agent costs within the Statement of Assets and Liabilities.

Deferred compensation plan: Effective September 23, 2021, the Board has approved the termination of the deferred compensation plan. Payments will be made to applicable current and former Board members consistent with Section 409A of the Code. Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2022, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Rothschild & Co Large Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2022.

7. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2022, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 20,933,675	$ —	$ 10,845,392	$ —

8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2022, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 50,367,606	$ 2,992,141	$ (5,247,816)	$ (2,255,675)

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Rothschild & Co Large Cap Value VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 15-16, 2022, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Rothschild & Co Large Cap Value VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Rothschild & Co Asset Management US Inc. (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2023.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Rothschild & Co Large Cap Value VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2021. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 1-year period and below the median for the past 3-year period. The Board also noted that the performance of Service Class Shares of the Portfolio was above its benchmark for the past 1-year period and below the benchmark for the past 3-year period. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on December 1, 2020 pursuant to its current investment strategies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Rothschild & Co Large Cap Value VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio and that TAM believes the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser participates in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and the contract holders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica S&P 500 Index VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2022, and held for the entire six-month period until June 30, 2022.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period (B)	Ending Account Value June 30, 2022	Expenses Paid During Period (B)	Net Annualized Expense Ratio
Initial Class	$1,000.00	$799.70	$0.62	$1,024.10	$0.70	0.14%
Service Class	1,000.00	798.50	1.74	1,022.90	1.96	0.39

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2022

(unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks	98.3%
Net Other Assets (Liabilities) ^	1.7
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

^

The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica S&P 500 Index VP

SCHEDULE OF INVESTMENTS

At June 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS - 98.3%
Aerospace & Defense - 1.7%
Boeing Co. (A)	7,552	$1,032,509
General Dynamics Corp.	3,182	704,017
Howmet Aerospace, Inc.	5,117	160,930
Huntington Ingalls Industries, Inc.	523	113,920
L3 Harris Technologies, Inc.	2,710	655,007
Lockheed Martin Corp.	3,258	1,400,810
Northrop Grumman Corp.	2,022	967,669
Raytheon Technologies Corp.	20,513	1,971,504
Textron, Inc.	3,056	186,630
TransDigm Group, Inc. (A)	723	388,012

		7,581,008

Air Freight & Logistics - 0.7%
CH Robinson Worldwide, Inc.	1,752	177,600
Expeditors International of Washington, Inc.	2,288	222,988
FedEx Corp.	3,365	762,879
United Parcel Service, Inc., Class B	10,153	1,853,329

		3,016,796

Airlines - 0.2%
Alaska Air Group, Inc. (A)	1,616	64,721
American Airlines Group, Inc. (A)	9,088	115,236
Delta Air Lines, Inc. (A)	8,575	248,418
Southwest Airlines Co. (A)	8,144	294,161
United Airlines Holdings, Inc. (A)	4,380	155,139

		877,675

Auto Components - 0.1%
Aptiv PLC (A)	3,719	331,251
BorgWarner, Inc.	3,104	103,581

		434,832

Automobiles - 2.0%
Ford Motor Co.	54,298	604,337
General Motors Co. (A)	20,052	636,852
Tesla, Inc. (A)	11,601	7,812,345

		9,053,534

Banks - 3.6%
Bank of America Corp.	97,607	3,038,506
Citigroup, Inc.	26,715	1,228,623
Citizens Financial Group, Inc.	6,842	244,191
Comerica, Inc.	1,777	130,396
Fifth Third Bancorp	9,401	315,874
First Republic Bank	2,433	350,839
Huntington Bancshares, Inc.	19,196	230,928
JPMorgan Chase & Co.	40,562	4,567,687
KeyCorp	12,896	222,198
M&T Bank Corp.	2,426	386,680
PNC Financial Services Group, Inc.	5,724	903,075
Regions Financial Corp.	12,791	239,831
Signature Bank	832	149,103
SVB Financial Group (A)	790	312,042
Truist Financial Corp.	18,403	872,854
US Bancorp	18,610	856,432
Wells Fargo & Co.	52,144	2,042,481
Zions Bancorp NA	1,971	100,324

		16,192,064

Beverages - 1.8%
Brown-Forman Corp., Class B	2,503	175,610
Coca-Cola Co.	53,937	3,393,177

	Shares	Value
COMMON STOCKS (continued)
Beverages (continued)
Constellation Brands, Inc., Class A	2,259	$ 526,482
Keurig Dr. Pepper, Inc.	10,148	359,138
Molson Coors Beverage Co., Class B	2,590	141,181
Monster Beverage Corp. (A)	5,165	478,795
PepsiCo, Inc.	18,998	3,166,207

		8,240,590

Biotechnology - 2.2%
AbbVie, Inc.	24,429	3,741,546
Amgen, Inc.	7,349	1,788,012
Biogen, Inc. (A)	2,005	408,900
Gilead Sciences, Inc.	17,271	1,067,520
Incyte Corp. (A)	2,504	190,229
Moderna, Inc. (A)	4,870	695,679
Regeneron Pharmaceuticals, Inc. (A)	1,470	868,961
Vertex Pharmaceuticals, Inc. (A)	3,508	988,519

		9,749,366

Building Products - 0.4%
A.O. Smith Corp.	1,737	94,979
Allegion PLC	1,266	123,941
Carrier Global Corp.	11,580	412,943
Fortune Brands Home & Security, Inc.	1,837	110,000
Johnson Controls International PLC	9,723	465,537
Masco Corp.	3,205	162,173
Trane Technologies PLC	3,172	411,948

		1,781,521

Capital Markets - 2.3%
Ameriprise Financial, Inc.	1,529	363,413
Bank of New York Mellon Corp.	10,248	427,444
BlackRock, Inc.	1,963	1,195,546
Cboe Global Markets, Inc.	1,460	165,257
Charles Schwab Corp.	20,686	1,306,941
CME Group, Inc.	4,952	1,013,674
FactSet Research Systems, Inc.	516	198,438
Franklin Resources, Inc.	3,627	84,545
Goldman Sachs Group, Inc.	4,748	1,410,251
Invesco Ltd.	4,821	77,763
MarketAxess Holdings, Inc.	533	136,453
Moody’s Corp.	2,208	600,510
Morgan Stanley	19,495	1,482,790
MSCI, Inc.	1,125	463,669
Nasdaq, Inc.	1,576	240,403
Northern Trust Corp.	2,814	271,495
Raymond James Financial, Inc.	2,561	228,979
State Street Corp.	5,008	308,743
T. Rowe Price Group, Inc.	3,073	349,124

		10,325,438

Chemicals - 1.8%
Air Products & Chemicals, Inc.	3,017	725,528
Albemarle Corp.	1,606	335,622
Celanese Corp.	1,471	173,004
CF Industries Holdings, Inc.	2,856	244,845
Corteva, Inc.	9,922	537,177
Dow, Inc.	10,155	524,100
DuPont de Nemours, Inc.	6,944	385,947
Eastman Chemical Co.	1,704	152,968
Ecolab, Inc.	3,447	530,011

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica S&P 500 Index VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Chemicals (continued)
FMC Corp.	1,714	$ 183,415
International Flavors & Fragrances, Inc.	3,437	409,415
Linde PLC	6,924	1,990,858
LyondellBasell Industries NV, Class A	3,633	317,742
Mosaic Co.	5,085	240,165
PPG Industries, Inc.	3,264	373,206
Sherwin-Williams Co.	3,325	744,501

		7,868,504

Commercial Services & Supplies - 0.5%
Cintas Corp.	1,210	451,971
Copart, Inc. (A)	2,868	311,637
Republic Services, Inc.	2,844	372,194
Rollins, Inc.	3,245	113,316
Waste Management, Inc.	5,306	811,712

		2,060,830

Communications Equipment - 0.8%
Arista Networks, Inc. (A)	3,088	289,469
Cisco Systems, Inc.	57,149	2,436,833
F5, Inc. (A)	843	129,013
Juniper Networks, Inc.	4,242	120,897
Motorola Solutions, Inc.	2,319	486,063

		3,462,275

Construction & Engineering - 0.1%
Quanta Services, Inc.	1,908	239,149

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	865	258,843
Vulcan Materials Co.	1,793	254,785

		513,628

Consumer Finance - 0.9%
American Express Co.	8,464	1,173,280
Capital One Financial Corp.	5,407	563,355
Discover Financial Services	3,921	370,848
S&P Global, Inc.	4,775	1,609,462
Synchrony Financial	6,944	191,793

		3,908,738

Containers & Packaging - 0.3%
Amcor PLC	20,858	259,265
Avery Dennison Corp.	1,096	177,409
Ball Corp.	4,466	307,127
International Paper Co.	5,166	216,094
Packaging Corp. of America	1,320	181,500
Sealed Air Corp.	1,995	115,151
WestRock Co.	3,490	139,042

		1,395,588

Distributors - 0.1%
Genuine Parts Co.	1,964	261,212
LKQ Corp.	3,525	173,042
Pool Corp.	545	191,421

		625,675

Diversified Financial Services - 1.7%
Berkshire Hathaway, Inc., Class B (A)	25,011	6,828,503
Intercontinental Exchange, Inc.	7,751	728,904

		7,557,407

Diversified Telecommunication Services - 1.1%
AT&T, Inc.	98,141	2,057,035

	Shares	Value
COMMON STOCKS (continued)
Diversified Telecommunication Services (continued)
Lumen Technologies, Inc.	12,057	$ 131,542
Verizon Communications, Inc.	57,655	2,925,991

		5,114,568

Electric Utilities - 1.9%
Alliant Energy Corp.	3,392	198,805
American Electric Power Co., Inc.	6,898	661,794
Constellation Energy Corp.	4,413	252,688
Duke Energy Corp.	10,589	1,135,247
Edison International	5,138	324,927
Entergy Corp.	2,716	305,930
Evergy, Inc.	3,217	209,909
Eversource Energy	4,727	399,290
Exelon Corp.	13,527	613,044
FirstEnergy Corp.	7,828	300,517
NextEra Energy, Inc.	26,969	2,089,019
NRG Energy, Inc.	3,424	130,694
Pinnacle West Capital Corp.	1,592	116,407
PPL Corp.	10,412	282,478
Southern Co.	14,594	1,040,698
Xcel Energy, Inc.	7,395	523,270

		8,584,717

Electrical Equipment - 0.5%
AMETEK, Inc.	3,180	349,450
Eaton Corp. PLC	5,432	684,378
Emerson Electric Co.	8,199	652,148
Generac Holdings, Inc. (A)	875	184,258
Rockwell Automation, Inc.	1,561	311,123

		2,181,357

Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp., Class A	8,222	529,332
CDW Corp.	1,809	285,026
Corning, Inc.	10,000	315,100
Keysight Technologies, Inc. (A)	2,483	342,282
TE Connectivity Ltd.	4,470	505,780
Teledyne Technologies, Inc. (A)	649	243,446
Trimble, Inc. (A)	3,377	196,643
Zebra Technologies Corp., Class A (A)	721	211,938

		2,629,547

Energy Equipment & Services - 0.3%
Baker Hughes Co.	12,248	353,600
Halliburton Co.	12,336	386,857
Schlumberger NV	19,354	692,099

		1,432,556

Entertainment - 1.2%
Activision Blizzard, Inc.	10,741	836,294
Electronic Arts, Inc.	3,845	467,744
Live Nation Entertainment, Inc. (A)	1,854	153,103
Netflix, Inc. (A)	6,112	1,068,806
Walt Disney Co. (A)	25,009	2,360,850
Warner Bros Discovery, Inc. (A)	30,217	405,512

		5,292,309

Equity Real Estate Investment Trusts - 2.8%
Alexandria Real Estate Equities, Inc.	1,998	289,770
American Tower Corp.	6,393	1,633,987
AvalonBay Communities, Inc.	1,881	365,384
Boston Properties, Inc.	1,879	167,193

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica S&P 500 Index VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (continued)
Camden Property Trust	1,404	$ 188,810
Crown Castle International Corp.	5,951	1,002,029
Digital Realty Trust, Inc.	3,896	505,818
Duke Realty Corp.	5,264	289,257
Equinix, Inc.	1,242	816,019
Equity Residential	4,641	335,173
Essex Property Trust, Inc.	904	236,405
Extra Space Storage, Inc.	1,808	307,577
Federal Realty OP LP	978	93,634
Healthpeak Properties, Inc.	7,415	192,123
Host Hotels & Resorts, Inc.	10,048	157,553
Iron Mountain, Inc.	3,953	192,471
Kimco Realty Corp.	8,233	162,766
Mid-America Apartment Communities, Inc.	1,586	277,027
Prologis, Inc.	10,185	1,198,265
Public Storage	2,106	658,483
Realty Income Corp.	8,276	564,920
Regency Centers Corp.	2,116	125,500
SBA Communications Corp.	1,493	477,835
Simon Property Group, Inc.	4,454	422,774
UDR, Inc.	4,014	184,804
Ventas, Inc.	5,423	278,905
VICI Properties, Inc.	13,248	394,658
Vornado Realty Trust	2,133	60,982
Welltower, Inc.	6,276	516,829
Weyerhaeuser Co.	10,120	335,174

		12,432,125

Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	6,091	2,919,294
Kroger Co.	9,159	433,495
Sysco Corp.	6,942	588,057
Walgreens Boots Alliance, Inc.	9,833	372,671
Walmart, Inc.	19,436	2,363,029

		6,676,546

Food Products - 1.1%
Archer-Daniels-Midland Co.	7,727	599,615
Campbell Soup Co.	2,816	135,309
Conagra Brands, Inc.	6,385	218,622
General Mills, Inc.	8,201	618,765
Hershey Co.	1,976	425,156
Hormel Foods Corp.	3,927	185,983
J.M. Smucker Co.	1,467	187,791
Kellogg Co.	3,542	252,686
Kraft Heinz Co.	9,761	372,285
Lamb Weston Holdings, Inc.	2,045	146,136
McCormick & Co., Inc.	3,371	280,636
Mondelez International, Inc., Class A	19,111	1,186,602
Tyson Foods, Inc., Class A	3,986	343,035

		4,952,621

Gas Utilities - 0.0% (B)
Atmos Energy Corp.	1,880	210,748

Health Care Equipment & Supplies - 2.7%
Abbott Laboratories	24,287	2,638,783
ABIOMED, Inc. (A)	634	156,921
Align Technology, Inc. (A)	1,008	238,563
Baxter International, Inc.	6,874	441,517
Becton Dickinson & Co.	3,891	959,248

	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Boston Scientific Corp. (A)	19,655	$ 732,542
Cooper Cos., Inc.	673	210,730
DENTSPLY SIRONA, Inc.	2,988	106,761
Dexcom, Inc. (A)	5,280	393,518
Edwards Lifesciences Corp. (A)	8,609	818,630
Hologic, Inc. (A)	3,407	236,105
IDEXX Laboratories, Inc. (A)	1,154	404,742
Intuitive Surgical, Inc. (A)	4,926	988,698
Medtronic PLC	18,481	1,658,670
ResMed, Inc.	2,008	420,937
STERIS PLC	1,344	277,066
Stryker Corp.	4,623	919,653
Teleflex, Inc.	648	159,311
Zimmer Biomet Holdings, Inc.	2,809	295,114

		12,057,509

Health Care Providers & Services - 3.4%
AmerisourceBergen Corp.	2,067	292,439
Cardinal Health, Inc.	3,840	200,717
Centene Corp. (A)	8,054	681,449
Cigna Corp.	4,446	1,171,610
CVS Health Corp.	18,045	1,672,050
DaVita, Inc. (A)	903	72,204
Elevance Health, Inc.	3,337	1,610,369
HCA Healthcare, Inc.	3,130	526,028
Henry Schein, Inc. (A)	1,807	138,669
Humana, Inc.	1,753	820,527
Laboratory Corp. of America Holdings	1,244	291,544
McKesson Corp.	2,068	674,602
Molina Healthcare, Inc. (A)	787	220,053
Quest Diagnostics, Inc.	1,621	215,561
UnitedHealth Group, Inc.	12,924	6,638,154
Universal Health Services, Inc., Class B	950	95,674

		15,321,650

Hotels, Restaurants & Leisure - 1.8%
Booking Holdings, Inc. (A)	565	988,179
Caesars Entertainment, Inc. (A)	2,875	110,113
Carnival Corp. (A)	10,613	91,802
Chipotle Mexican Grill, Inc. (A)	381	498,066
Darden Restaurants, Inc.	1,764	199,544
Domino’s Pizza, Inc.	481	187,451
Expedia Group, Inc. (A)	2,065	195,824
Hilton Worldwide Holdings, Inc.	3,857	429,824
Las Vegas Sands Corp. (A)	4,631	155,555
Marriott International, Inc., Class A	3,780	514,118
McDonald’s Corp.	10,266	2,534,470
MGM Resorts International	5,146	148,977
Norwegian Cruise Line Holdings Ltd. (A)	5,945	66,108
Penn National Gaming, Inc. (A)	2,317	70,483
Royal Caribbean Cruises Ltd. (A)	3,019	105,393
Starbucks Corp.	15,835	1,209,636
Wynn Resorts Ltd. (A)	1,495	85,185
Yum! Brands, Inc.	3,924	445,413

		8,036,141

Household Durables - 0.3%
DR Horton, Inc.	4,419	292,494
Garmin Ltd.	2,025	198,956
Lennar Corp., Class A	3,484	245,866

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica S&P 500 Index VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Household Durables (continued)
Mohawk Industries, Inc. (A)	784	$ 97,286
Newell Brands, Inc.	5,053	96,209
NVR, Inc. (A)	43	172,178
PulteGroup, Inc.	3,474	137,675
Whirlpool Corp.	820	126,993

		1,367,657

Household Products - 1.5%
Church & Dwight Co., Inc.	3,243	300,496
Clorox Co.	1,685	237,551
Colgate-Palmolive Co.	11,618	931,067
Kimberly-Clark Corp.	4,572	617,906
Procter & Gamble Co.	33,169	4,769,371

		6,856,391

Independent Power & Renewable Electricity Producers - 0.0% (B)
AES Corp.	9,012	189,342

Industrial Conglomerates - 0.9%
3M Co.	7,790	1,008,104
General Electric Co.	15,134	963,582
Honeywell International, Inc.	9,428	1,638,680
Roper Technologies, Inc.	1,457	575,005

		4,185,371

Insurance - 2.2%
Aflac, Inc.	8,133	449,999
Allstate Corp.	3,834	485,883
American International Group, Inc.	10,898	557,215
Aon PLC, Class A	2,963	799,062
Arthur J Gallagher & Co.	2,862	466,620
Assurant, Inc.	771	133,267
Brown & Brown, Inc.	3,148	183,654
Chubb Ltd.	5,929	1,165,523
Cincinnati Financial Corp.	2,003	238,317
Everest Re Group Ltd.	552	154,714
Globe Life, Inc.	1,242	121,058
Hartford Financial Services Group, Inc.	4,475	292,799
Lincoln National Corp.	2,300	107,571
Loews Corp.	2,640	156,446
Marsh & McLennan Cos., Inc.	6,953	1,079,453
MetLife, Inc.	9,597	602,596
Principal Financial Group, Inc.	3,227	215,531
Progressive Corp.	8,054	936,439
Prudential Financial, Inc.	5,197	497,249
Travelers Cos., Inc.	3,290	556,438
W.R. Berkley Corp.	2,914	198,910
Willis Towers Watson PLC	1,658	327,273

		9,726,017

Interactive Media & Services - 5.2%
Alphabet, Inc., Class A (A)	4,145	9,033,033
Alphabet, Inc., Class C (A)	3,811	8,336,372
Match Group, Inc. (A)	3,886	270,815
Meta Platforms, Inc., Class A (A)	31,686	5,109,367
Twitter, Inc. (A)	10,807	404,074

		23,153,661

Internet & Direct Marketing Retail - 3.0%
Amazon.com, Inc. (A)	120,635	12,812,644
eBay, Inc.	7,702	320,942
Etsy, Inc. (A)	1,705	124,823

		13,258,409

	Shares	Value
COMMON STOCKS (continued)
IT Services - 4.3%
Accenture PLC, Class A	8,683	$ 2,410,835
Akamai Technologies, Inc. (A)	2,234	204,031
Automatic Data Processing, Inc.	5,781	1,214,241
Broadridge Financial Solutions, Inc.	1,603	228,508
Cognizant Technology Solutions Corp., Class A	7,211	486,670
DXC Technology Co. (A)	3,390	102,751
EPAM Systems, Inc. (A)	768	226,391
Fidelity National Information Services, Inc.	8,395	769,570
Fiserv, Inc. (A)	8,195	729,109
FleetCor Technologies, Inc. (A)	1,096	230,281
Gartner, Inc. (A)	1,131	273,510
Global Payments, Inc.	3,891	430,500
International Business Machines Corp.	12,332	1,741,155
Jack Henry & Associates, Inc.	1,003	180,560
Mastercard, Inc., Class A	11,848	3,737,807
Paychex, Inc.	4,408	501,939
PayPal Holdings, Inc. (A)	16,031	1,119,605
VeriSign, Inc. (A)	1,324	221,545
Visa, Inc., Class A	22,763	4,481,807

		19,290,815

Leisure Products - 0.0% (B)
Hasbro, Inc.	1,823	149,267

Life Sciences Tools & Services - 1.9%
Agilent Technologies, Inc.	4,059	482,087
Bio-Rad Laboratories, Inc., Class A (A)	292	144,540
Bio-Techne Corp.	518	179,559
Charles River Laboratories International, Inc. (A)	681	145,714
Danaher Corp.	8,902	2,256,835
Illumina, Inc. (A)	2,162	398,586
IQVIA Holdings, Inc. (A)	2,623	569,165
Mettler-Toledo International, Inc. (A)	313	359,565
PerkinElmer, Inc.	1,731	246,183
Thermo Fisher Scientific, Inc.	5,411	2,939,688
Waters Corp. (A)	843	279,016
West Pharmaceutical Services, Inc.	994	300,556

		8,301,494

Machinery - 1.5%
Caterpillar, Inc.	7,440	1,329,975
Cummins, Inc.	1,934	374,287
Deere & Co.	3,823	1,144,874
Dover Corp.	1,945	235,967
Fortive Corp.	4,827	262,492
IDEX Corp.	1,033	187,624
Illinois Tool Works, Inc.	3,886	708,224
Ingersoll Rand, Inc.	5,457	229,631
Nordson Corp.	732	148,186
Otis Worldwide Corp.	5,748	406,211
PACCAR, Inc.	4,729	389,386
Parker-Hannifin Corp.	1,766	434,524
Pentair PLC	2,199	100,648
Snap-on, Inc.	700	137,921
Stanley Black & Decker, Inc.	2,241	234,991
Westinghouse Air Brake Technologies Corp.	2,546	208,976
Xylem, Inc.	2,502	195,606

		6,729,523

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica S&P 500 Index VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Media - 0.9%
Charter Communications, Inc., Class A (A)	1,644	$ 770,263
Comcast Corp., Class A	62,139	2,438,334
DISH Network Corp., Class A (A)	3,276	58,739
Fox Corp., Class A	4,345	139,735
Fox Corp., Class B	2,115	62,816
Interpublic Group of Cos., Inc.	5,370	147,836
News Corp., Class A	5,016	78,149
News Corp., Class B	1,610	25,583
Omnicom Group, Inc.	2,873	182,752
Paramount Global, Class B	8,126	200,550

		4,104,757

Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	19,898	582,215
Newmont Corp.	10,858	647,897
Nucor Corp.	3,675	383,707

		1,613,819

Multi-Utilities - 0.9%
Ameren Corp.	3,445	311,290
CenterPoint Energy, Inc.	8,379	247,851
CMS Energy Corp.	3,863	260,752
Consolidated Edison, Inc.	4,760	452,676
Dominion Energy, Inc.	11,025	879,905
DTE Energy Co.	2,620	332,085
NiSource, Inc.	5,416	159,718
Public Service Enterprise Group, Inc.	6,942	439,290
Sempra Energy	4,367	656,229
WEC Energy Group, Inc.	4,337	436,476

		4,176,272

Multiline Retail - 0.5%
Dollar General Corp.	3,201	785,654
Dollar Tree, Inc. (A)	3,093	482,044
Target Corp.	6,361	898,364

		2,166,062

Oil, Gas & Consumable Fuels - 4.0%
APA Corp.	4,891	170,696
Chevron Corp.	27,030	3,913,403
ConocoPhillips	17,900	1,607,599
Coterra Energy, Inc.	10,935	282,014
Devon Energy Corp.	8,656	477,032
Diamondback Energy, Inc.	2,341	283,612
EOG Resources, Inc.	8,060	890,146
Exxon Mobil Corp.	58,101	4,975,770
Hess Corp.	3,790	401,513
Kinder Morgan, Inc.	26,770	448,665
Marathon Oil Corp.	10,704	240,626
Marathon Petroleum Corp.	7,442	611,807
Occidental Petroleum Corp.	12,125	713,920
ONEOK, Inc.	6,117	339,494
Phillips 66	6,618	542,610
Pioneer Natural Resources Co.	3,102	691,994
Valero Energy Corp.	5,591	594,211
Williams Cos., Inc.	16,680	520,583

		17,705,695

Personal Products - 0.2%
Estee Lauder Cos., Inc., Class A	3,206	816,472

	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals - 4.7%
Bristol-Myers Squibb Co.	29,290	$ 2,255,330
Catalent, Inc. (A)	2,459	263,826
Eli Lilly & Co.	10,902	3,534,756
Johnson & Johnson	36,378	6,457,459
Merck & Co., Inc.	34,959	3,187,212
Organon & Co.	3,320	112,050
Pfizer, Inc.	77,568	4,066,890
Viatris, Inc.	15,961	167,112
Zoetis, Inc.	6,515	1,119,863

		21,164,498

Professional Services - 0.3%
Equifax, Inc.	1,639	299,576
Jacobs Engineering Group, Inc.	1,737	220,825
Leidos Holdings, Inc.	1,907	192,054
Nielsen Holdings PLC	5,051	117,284
Robert Half International, Inc.	1,465	109,714
Verisk Analytics, Inc.	2,210	382,529

		1,321,982

Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A (A)	4,601	338,680

Road & Rail - 0.9%
CSX Corp.	30,560	888,074
JB Hunt Transport Services, Inc.	1,140	179,516
Norfolk Southern Corp.	3,274	744,147
Old Dominion Freight Line, Inc.	1,259	322,656
Union Pacific Corp.	8,754	1,867,053

		4,001,446

Semiconductors & Semiconductor Equipment - 5.1%
Advanced Micro Devices, Inc. (A)	22,465	1,717,899
Analog Devices, Inc.	7,165	1,046,735
Applied Materials, Inc.	12,219	1,111,685
Broadcom, Inc.	5,670	2,754,543
Enphase Energy, Inc. (A)	1,821	355,532
Intel Corp.	56,528	2,114,712
KLA Corp.	2,080	663,686
Lam Research Corp.	1,907	812,668
Microchip Technology, Inc.	7,552	438,620
Micron Technology, Inc.	15,420	852,418
Monolithic Power Systems, Inc.	588	225,815
NVIDIA Corp.	34,617	5,247,591
NXP Semiconductors NV	3,651	540,457
ON Semiconductor Corp. (A)	5,977	300,703
Qorvo, Inc. (A)	1,492	140,725
QUALCOMM, Inc.	15,488	1,978,437
Skyworks Solutions, Inc.	2,226	206,217
SolarEdge Technologies, Inc. (A)	720	197,050
Teradyne, Inc.	2,241	200,682
Texas Instruments, Inc.	12,691	1,949,972

		22,856,147

Software - 8.8%
Adobe, Inc. (A)	6,479	2,371,703
ANSYS, Inc. (A)	1,205	288,344
Autodesk, Inc. (A)	2,998	515,536
Cadence Design Systems, Inc. (A)	3,810	571,614
Ceridian HCM Holding, Inc. (A)	1,817	85,544
Citrix Systems, Inc.	1,684	163,634

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica S&P 500 Index VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Software (continued)
Fortinet, Inc. (A)	9,315	$ 527,043
Intuit, Inc.	3,895	1,501,289
Microsoft Corp.	103,113	26,482,512
NortonLifeLock, Inc.	7,756	170,322
Oracle Corp.	21,670	1,514,083
Paycom Software, Inc. (A)	671	187,960
PTC, Inc. (A)	1,439	153,023
Salesforce, Inc. (A)	13,735	2,266,824
ServiceNow, Inc. (A)	2,753	1,309,107
Synopsys, Inc. (A)	2,084	632,911
Take-Two Interactive Software, Inc. (A)	2,185	267,728
Tyler Technologies, Inc. (A)	568	188,849

		39,198,026

Specialty Retail - 2.0%
Advance Auto Parts, Inc.	828	143,319
AutoZone, Inc. (A)	283	608,201
Bath & Body Works, Inc.	3,564	95,943
Best Buy Co., Inc.	2,942	191,789
CarMax, Inc. (A)	2,261	204,575
Home Depot, Inc.	14,216	3,899,022
Lowe’s Cos., Inc.	9,095	1,588,624
O’Reilly Automotive, Inc. (A)	932	588,800
Ross Stores, Inc.	4,837	339,703
TJX Cos., Inc.	16,284	909,461
Tractor Supply Co.	1,530	296,590
Ulta Beauty, Inc. (A)	752	289,881

		9,155,908

Technology Hardware, Storage & Peripherals - 6.8%
Apple, Inc.	211,987	28,982,863
Hewlett Packard Enterprise Co.	17,350	230,061
HP, Inc.	14,617	479,145
NetApp, Inc.	2,960	193,110

	Shares	Value
COMMON STOCKS (continued)
Technology Hardware, Storage & Peripherals (continued)
Seagate Technology Holdings PLC	2,820	$ 201,461
Western Digital Corp. (A)	4,282	191,962

		30,278,602

Textiles, Apparel & Luxury Goods - 0.5%
NIKE, Inc., Class B	17,543	1,792,894
PVH Corp.	907	51,608
Ralph Lauren Corp.	631	56,569
Tapestry, Inc.	3,434	104,806
VF Corp.	4,345	191,919

		2,197,796

Tobacco - 0.7%
Altria Group, Inc.	25,088	1,047,926
Philip Morris International, Inc.	21,296	2,102,767

		3,150,693

Trading Companies & Distributors - 0.2%
Fastenal Co.	7,913	395,017
United Rentals, Inc. (A)	978	237,566
WW Grainger, Inc.	594	269,931

		902,514

Water Utilities - 0.1%
American Water Works Co., Inc.	2,443	363,445

Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc. (A)	8,087	1,088,025

Total Common Stocks (Cost $380,811,908)		439,615,798

Total Investments (Cost $380,811,908)		439,615,798
Net Other Assets (Liabilities) - 1.7%		7,625,908

Net Assets - 100.0%		$447,241,706

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	35	09/16/2022	$6,669,220	$6,631,625	$ —	$(37,595)

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$439,615,798	$—	$—	$439,615,798

Total Investments	$439,615,798	$—	$—	$439,615,798

LIABILITIES
Other Financial Instruments
Futures Contracts (D)	$(37,595)	$—	$—	$(37,595)

Total Other Financial Instruments	$(37,595)	$—	$—	$(37,595)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica S&P 500 Index VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2022. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(D)	Derivative instruments are valued at unrealized appreciation (depreciation).

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica S&P 500 Index VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2022

(unaudited)

Assets:
Investments, at value (cost $380,811,908)	$439,615,798
Cash	6,971,284
Receivables and other assets:
Shares of beneficial interest sold	189,084
Dividends	346,156
Variation margin receivable on futures contracts	348,680
Prepaid expenses	2,166

Total assets	447,473,168

Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	22,569
Investment management fees	33,517
Distribution and service fees	86,052
Transfer agent costs	994
Trustees, CCO and deferred compensation fees	4,341
Audit and tax fees	23,248
Custody fees	11,589
Legal fees	806
Printing and shareholder reports fees	5,627
Other accrued expenses	42,719

Total liabilities	231,462

Net assets	$447,241,706

Net assets consist of:
Capital stock ($0.01 par value)	$274,313
Additional paid-in capital	370,171,452
Total distributable earnings (accumulated losses)	76,795,941

Net assets	$447,241,706

Net assets by class:
Initial Class	$39,176,953
Service Class	408,064,753

Shares outstanding:
Initial Class	2,387,048
Service Class	25,044,291

Net asset value and offering price per share:
Initial Class	$16.41
Service Class	16.29

STATEMENT OF OPERATIONS

For the period ended June 30, 2022

(unaudited)

Investment Income:
Dividend income	$3,732,228
Interest income	156
Withholding taxes on foreign income	(914)

Total investment income	3,731,470

Expenses:
Investment management fees	197,604
Distribution and service fees:
Service Class	571,484
Transfer agency costs
Initial Class	206
Service Class	2,568
Trustees, CCO and deferred compensation fees	8,830
Audit and tax fees	23,850
Custody fees	22,639
Legal fees	12,787
Printing and shareholder reports fees	5,660
Other	33,499

Total expenses before waiver and/or reimbursement and recapture	879,127

Expenses waived and/or reimbursed:
Service Class	(16)
Recapture of previously waived and/or reimbursed fees:
Initial Class	2,803
Service Class	35,377

Net expenses	917,291

Net investment income (loss)	2,814,179

Net realized gain (loss) on:
Investments	6,205,372
Futures contracts	(619,600)

Net realized gain (loss)	5,585,772

Net change in unrealized appreciation (depreciation) on:
Investments	(119,589,410)
Futures contracts	(87,818)

Net change in unrealized appreciation (depreciation)	(119,677,228)

Net realized and change in unrealized gain (loss)	(114,091,456)

Net increase (decrease) in net assets resulting from operations	$(111,277,277)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica S&P 500 Index VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2022 (unaudited)	December 31, 2021
From operations:
Net investment income (loss)	$2,814,179	$4,765,254
Net realized gain (loss)	5,585,772	6,202,135
Net change in unrealized appreciation (depreciation)	(119,677,228)	105,804,512

Net increase (decrease) in net assets resulting from operations	(111,277,277)	116,771,901

Dividends and/or distributions to shareholders:
Initial Class	—	(967,120)
Service Class	—	(11,526,117)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(12,493,237)

Capital share transactions:
Proceeds from shares sold:
Initial Class	12,178,669	3,258,779
Service Class	35,788,541	97,781,839

	47,967,210	101,040,618

Dividends and/or distributions reinvested:
Initial Class	—	967,120
Service Class	—	11,526,117

	—	12,493,237

Cost of shares redeemed:
Initial Class	(3,806,106)	(6,455,523)
Service Class	(43,479,844)	(38,913,974)

	(47,285,950)	(45,369,497)

Net increase (decrease) in net assets resulting from capital share transactions	681,260	68,164,358

Net increase (decrease) in net assets	(110,596,017)	172,443,022

Net assets:
Beginning of period/year	557,837,723	385,394,701

End of period/year	$447,241,706	$557,837,723

Capital share transactions - shares:
Shares issued:
Initial Class	689,079	183,312
Service Class	1,927,178	5,327,606

	2,616,257	5,510,918

Shares reinvested:
Initial Class	—	50,292
Service Class	—	602,201

	—	652,493

Shares redeemed:
Initial Class	(204,138)	(348,717)
Service Class	(2,316,222)	(2,091,413)

	(2,520,360)	(2,440,130)

Net increase (decrease) in shares outstanding:
Initial Class	484,941	(115,113)
Service Class	(389,044)	3,838,394

	95,897	3,723,281

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica S&P 500 Index VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the periods and years indicated:

	Initial Class
	June 30, 2022 (unaudited)		December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018 (A)
Net asset value, beginning of period/year	$20.52		$16.39	$14.02	$10.74	$11.80

Investment operations:
Net investment income (loss) (B)	0.13		0.23	0.23	0.23	0.21
Net realized and unrealized gain (loss)	(4.24)		4.41	2.30	3.12	(1.22)

Total investment operations	(4.11)		4.64	2.53	3.35	(1.01)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.18)	(0.11)	(0.07)	(0.03)
Net realized gains	—		(0.33)	(0.05)	—	(0.02)

Total dividends and/or distributions to shareholders	—		(0.51)	(0.16)	(0.07)	(0.05)

Net asset value, end of period/year	$16.41		$20.52	$16.39	$14.02	$10.74

Total return	(20.03	)%(C)	28.50%	18.18%	31.22%	(8.66	)%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$39,177		$39,034	$33,069	$11,818	$3,735
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.12	%(D)	0.13%	0.16%	0.19%	0.40	%(D)
Including waiver and/or reimbursement and recapture	0.14	%(D)	0.14%	0.14%	0.14%	0.14	%(D)
Net investment income (loss) to average net assets	1.38	%(D)	1.24%	1.65%	1.81%	1.88	%(D)
Portfolio turnover rate	3	%(C)	3%	10%	1%	1%

(A)	Commenced operations on January 12, 2018.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the periods and years indicated:

	Service Class
	June 30, 2022 (unaudited)		December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017 (A)
Net asset value, beginning of period/year	$20.40		$16.32	$13.97	$10.72	$11.32	$10.00

Investment operations:
Net investment income (loss) (B)	0.10		0.18	0.20	0.20	0.18	0.11
Net realized and unrealized gain (loss)	(4.21)		4.38	2.30	3.11	(0.74)	1.21

Total investment operations	(4.11)		4.56	2.50	3.31	(0.56)	1.32

Dividends and/or distributions to shareholders:
Net investment income	—		(0.15)	(0.10)	(0.06)	(0.02)	—
Net realized gains	—		(0.33)	(0.05)	—	(0.02)	—

Total dividends and/or distributions to shareholders	—		(0.48)	(0.15)	(0.06)	(0.04)	—

Net asset value, end of period/year	$16.29		$20.40	$16.32	$13.97	$10.72	$11.32

Total return	(20.15	)%(C)	28.14%	17.98%	30.90%	(4.99)%	13.20	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$408,065		$518,804	$352,326	$213,010	$53,694	$20,640
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.37	%(D)	0.38%	0.41%	0.44%	0.65%	1.03	%(D)
Including waiver and/or reimbursement and recapture	0.39	%(D)	0.39%	0.39%	0.39%	0.39%	0.39	%(D)
Net investment income (loss) to average net assets	1.12	%(D)	0.99%	1.43%	1.56%	1.57%	1.49	%(D)
Portfolio turnover rate	3	%(C)	3%	10%	1%	1%	4	%(C)

(A)	Commenced operations on May 1, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica S&P 500 Index VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2022

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica S&P 500 Index VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica S&P 500 Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

1. ORGANIZATION (continued)

services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2022, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2022 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica S&P 500 Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

3. INVESTMENT VALUATION (continued)

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. SECURITIES AND OTHER INVESTMENTS

Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2022, if any, are identified within the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica S&P 500 Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2022, the Portfolio has not utilized the program.

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica S&P 500 Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2022, if any, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2022.

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$—	$—	$(37,595)	$—	$—	$(37,595)
Total	$—	$—	$(37,595)	$—	$—	$(37,595)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments, if any, within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2022.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$—	$(619,600)	$—	$—	$(619,600)
Total	$—	$—	$(619,600)	$—	$—	$(619,600)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$—	$(87,818)	$—	$—	$(87,818)
Total	$—	$—	$(87,818)	$—	$—	$(87,818)

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2022.

Futures contracts:
Average notional value of contracts — long	$3,806,057

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to pledge collateral on derivatives to a counterparty if the Portfolio is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Portfolio to cover obligations, if any, is reported in Cash collateral at broker within the Statement

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica S&P 500 Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

of Assets and Liabilities. Cash collateral that has been received by the Portfolio from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments.

Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.

To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. Additionally, to the extent the Portfolio has delivered collateral to a counterparty, the Portfolio bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.

7. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities and other assets may go up or down, sometimes sharply and unpredictably, due to general market conditions, overall economic trends or events, inflation, changes in interest rates, government actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by wars, tariffs, trade disputes or other factors, political developments, investor sentiment, the global and domestic effects of a pandemic or other health emergency, and other factors that may or may not be related to the issuer of the security or other asset. The market prices of securities and other assets also may go down due to events or conditions that affect particular sectors, industries, issuers, or geographies. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets. If the value of the Portfolio’s securities and assets fall, the value of your investment will go down. The Portfolio may experience a substantial or complete loss on any individual security or asset.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, the imposition of economic sanctions, public health events (such as the spread of infectious disease), wars, terrorism, cybersecurity events, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. In the past decade, financial markets throughout the world have experienced increased volatility and decreased liquidity. These conditions may continue or worsen. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down. Securities markets may also be susceptible to market manipulation or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or adversely affect the value of securities traded in these markets, including the Portfolio’s securities.

The pandemic of the novel coronavirus respiratory disease designated COVID-19 has resulted in economic downturns throughout the world, severe losses, particularly to some sectors of the economy and individual issuers, and reduced liquidity of many instruments. There also have been significant disruptions to business operations, including business closures; strained healthcare systems; disruptions to supply chains and employee availability; large fluctuations in consumer demand; and widespread uncertainty regarding the duration and long-term effects of the pandemic. Economic downturns may be prolonged, and political and social instability, continued volatility and decreased liquidity in the securities markets may result. Developing or emerging market countries may be more impacted by the pandemic.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. These and other government intervention into the economy and financial markets may not work as intended. In addition, government actions to mitigate the economic impact of the pandemic have resulted in large expansion of government deficits and debt, the long-term consequences of which are not known. Rates of inflation have recently risen, which could adversely affect economies and markets. The pandemic could continue to adversely affect the value and liquidity of the Portfolio’s investments.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica S&P 500 Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

7. RISK FACTORS (continued)

Europe: A number of countries in Europe have experienced severe economic and financial difficulties; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen or spread within or outside Europe. Responses to the financial problems by European governments, central banks and others may not work, may result in conflicts and social unrest and may limit future growth and economic recovery or have other unintended consequences. In January, 2020, through “Brexit,” the United Kingdom withdrew from the European Union. The ramifications of Brexit are unknown, and the implications of possible political, regulatory, economic, and market outcomes could be significant. The United Kingdom has one of the largest economies in Europe and is a major trading partner with European Union countries and the United States. Brexit may create additional and substantial economic stresses for the United Kingdom, including a contraction of the United Kingdom’s economy, decreased trade, capital outflows, devaluation of the British pound, and a decrease in business and consumer spending and investment. The negative impact on not only the United Kingdom and European Union economies but also the broader global economy could be significant. A number of countries in Europe have suffered terror attacks, and additional attacks may occur in the future. Europe has also been struggling with mass migration from the Middle East, Eastern Europe and Africa. The ultimate effects of these events and other socio-political or geopolitical issues could profoundly affect global economies and markets. Whether or not the Portfolio invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of the Portfolio’s investments.

Additional Market Disruption: Russia’s invasion of Ukraine in February, 2022, the resulting responses by the United States and other countries, and the potential for wider conflict, have increased and may continue to increase volatility and uncertainty in financial markets worldwide. The United States and other countries have imposed broad-ranging economic sanctions on Russia and Russian entities and individuals, and may impose additional sanctions, including on other countries that provide military or economic support to Russia. These sanctions, among other things, restrict companies from doing business with Russia and Russian issuers, and may adversely affect companies with economic or financial exposure to Russia and Russian issuers. The extent and duration of Russia’s military actions and the repercussions of such actions are not known. The invasion may widen beyond Ukraine and may escalate, including through retaliatory actions and cyberattacks by Russia and even other countries. These events may result in further and significant market disruptions and may adversely affect regional and global economies including those of Europe and the United States. Certain industries and markets, such as those involving oil, natural gas and other commodities, as well as global supply chains, may be particularly adversely affected. Whether or not the Portfolio invests in securities of issuers located in Russia, Ukraine and adjacent countries or with significant exposure to issuers in these countries, these events could negatively affect the value and liquidity of the Portfolio’s investments.

Passive strategy/index risk: The Portfolio is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the index or of the actual securities comprising the index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the Portfolio’s performance may be less favorable than that of a portfolio managed using an active investment strategy. The structure and composition of the index will affect the performance, volatility, and risk of the index and, consequently, the performance, volatility, and risk of the Portfolio.

Index fund risk: While the Portfolio seeks to track the performance of the S&P 500® (i.e., achieve a high degree of correlation with the index), the Portfolio’s return may not match the return of the index. The Portfolio incurs a number of operating expenses not applicable to the index, and incurs costs in buying and selling securities. In addition, the Portfolio may not be fully invested at times, generally as a result of cash flows into or out of the Portfolio or reserves of cash held by the Portfolio to meet redemptions. The Portfolio may attempt to replicate the index return by investing in fewer than all of the securities in the index, or in some securities not included in the index, potentially increasing the risk of divergence between the Portfolio’s return and that of the index.

8. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica S&P 500 Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee, CCO and deferred compensation fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM at an annual rate of 0.08% of daily average net assets.

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net assets. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.14%	May 1, 2023
Service Class	0.39	May 1, 2023

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2022 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

For the 36-month period ended June 30, 2022, the balances available for recapture by TAM for the Portfolio are as follows:

	Amounts Available
Class	2019	2020	2021	2022	Total
Initial Class	$—	$697	$1,422	$—	$2,119
Service Class	36,827	60,014	18,473	16	115,330

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica S&P 500 Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2023. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Technology Holdings, Inc (“SS&C”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C related to applicable sub-transfer agency services. For the period ended June 30, 2022, (i) the expenses paid to SS&C by the Portfolio are referred to as Transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C by the Portfolio are referred to as Transfer agent costs within the Statement of Assets and Liabilities.

Deferred compensation plan: Effective September 23, 2021, the Board has approved the termination of the deferred compensation plan. Payments will be made to applicable current and former Board members consistent with Section 409A of the Code. Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2022, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2022.

9. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2022, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 16,580,223	$ —	$ 16,971,935	$ —

10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica S&P 500 Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)

As of June 30, 2022, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 380,811,908	$ 82,275,270	$ (23,508,975)	$ 58,766,295

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica S&P 500 Index VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 15-16, 2022, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica S&P 500 Index VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and SSGA Funds Management, Inc. (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2023.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2021. Based on these considerations, the

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica S&P 500 Index VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Trustees noted that the objective of the Portfolio, as an index fund, is to track, and not necessarily exceed, its benchmark index, and that unlike the Portfolio, the index is not subject to any expenses or transaction costs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was below the median for its peer universe and below its benchmark, each for the past 1- and 3-year periods.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were below the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica S&P 500 Index VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Trustees noted that the Portfolio’s management fee schedule does not contain breakpoints and determined that, based on all of the information provided, breakpoints were not warranted at this time. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Small/Mid Cap Value VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2022, and held for the entire six-month period until June 30, 2022.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period (B)	Ending Account Value June 30, 2022	Expenses Paid During Period (B)	Net Annualized Expense Ratio
Initial Class	$1,000.00	$889.10	$3.89	$1,020.70	$4.16	0.83%
Service Class	1,000.00	888.20	5.06	1,019.40	5.41	1.08

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2022

(unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks	96.7%
Repurchase Agreement	3.2
Other Investment Company	0.1
Net Other Assets (Liabilities)	0.0 *
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

*	Percentage rounds to less than 0.1% or (0.1)%.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS

At June 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS - 96.7%
Aerospace & Defense - 1.9%
Aerojet Rocketdyne Holdings, Inc. (A)	16,800	$682,080
Curtiss-Wright Corp.	16,600	2,192,196
Elbit Systems Ltd.	6,650	1,525,111
Huntington Ingalls Industries, Inc.	25,100	5,467,282

		9,866,669

Auto Components - 0.6%
Dana, Inc.	45,150	635,261
Gentex Corp.	21,500	601,355
Stoneridge, Inc. (A)	15,600	267,540
Visteon Corp. (A)	13,400	1,387,972

		2,892,128

Banks - 7.1%
Atlantic Union Bankshares Corp.	20,000	678,400
Bank of Princeton	9,300	255,378
Berkshire Hills Bancorp, Inc.	60,200	1,491,154
Central Valley Community Bancorp	12,700	184,150
Citizens Financial Group, Inc.	26,850	958,277
Dime Community Bancshares, Inc.	54,150	1,605,547
First Citizens BancShares, Inc., Class A	20,684	13,522,786
First Community Bankshares, Inc.	47,600	1,399,916
First Merchants Corp.	49,250	1,754,285
Hope Bancorp, Inc.	52,150	721,756
Lakeland Bancorp, Inc.	122,600	1,792,412
M&T Bank Corp.	450	71,726
OceanFirst Financial Corp.	64,000	1,224,320
Sandy Spring Bancorp, Inc.	60,350	2,357,874
Umpqua Holdings Corp.	118,150	1,981,375
United Bankshares, Inc.	14,150	496,241
United Community Banks, Inc.	66,000	1,992,540
Washington Trust Bancorp, Inc.	13,600	657,832
Webster Financial Corp.	64,350	2,712,352
Western Alliance Bancorp	19,100	1,348,460

		37,206,781

Beverages - 1.1%
Molson Coors Beverage Co., Class B	107,000	5,832,570

Biotechnology - 0.7%
Exelixis, Inc. (A)	80,250	1,670,805
United Therapeutics Corp. (A)	8,300	1,955,812

		3,626,617

Building Products - 1.9%
American Woodmark Corp. (A)	23,550	1,059,986
Builders FirstSource, Inc. (A)	48,100	2,582,970
Gibraltar Industries, Inc. (A)	9,700	375,875
Masonite International Corp. (A)	17,500	1,344,525
Owens Corning	22,750	1,690,552
PGT Innovations, Inc. (A)	73,450	1,222,208
Quanex Building Products Corp.	79,000	1,797,250

		10,073,366

Capital Markets - 0.7%
Piper Sandler Cos.	18,150	2,057,484
Stifel Financial Corp.	31,200	1,747,824

		3,805,308

Chemicals - 1.7%
Chase Corp.	13,800	1,073,778
Huntsman Corp.	42,300	1,199,205

	Shares	Value
COMMON STOCKS (continued)
Chemicals (continued)
Mosaic Co.	52,100	$ 2,460,683
Olin Corp.	77,900	3,605,212
Trinseo PLC	21,000	807,660

		9,146,538

Commercial Services & Supplies - 0.3%
HNI Corp.	27,200	943,568
MillerKnoll, Inc.	700	18,389
Tetra Tech, Inc.	4,600	628,130

		1,590,087

Communications Equipment - 0.6%
Harmonic, Inc. (A)	68,750	596,063
KVH Industries, Inc. (A)	120,000	1,044,000
Silicom Ltd. (A)	41,450	1,394,792

		3,034,855

Construction & Engineering - 1.0%
Comfort Systems USA, Inc.	26,350	2,191,002
EMCOR Group, Inc.	25,200	2,594,592
Granite Construction, Inc.	16,500	480,810

		5,266,404

Consumer Finance - 0.7%
Ally Financial, Inc.	112,600	3,773,226

Containers & Packaging - 2.2%
Berry Global Group, Inc. (A)	49,000	2,677,360
Graphic Packaging Holding Co.	239,200	4,903,600
Sealed Air Corp.	67,600	3,901,872

		11,482,832

Distributors - 1.2%
LKQ Corp.	124,100	6,092,069

Diversified Consumer Services - 0.5%
American Public Education, Inc. (A)	75,650	1,222,504
Stride, Inc. (A)	37,350	1,523,507

		2,746,011

Diversified Telecommunication Services - 0.9%
Liberty Global PLC, Class A (A)	236,500	4,978,325

Electric Utilities - 2.4%
Evergy, Inc.	96,500	6,296,625
OGE Energy Corp.	140,600	5,421,536
Portland General Electric Co.	17,750	857,857

		12,576,018

Electrical Equipment - 0.7%
Acuity Brands, Inc.	4,100	631,564
LSI Industries, Inc.	157,900	974,243
Regal Rexnord Corp.	20,500	2,327,160

		3,932,967

Electronic Equipment, Instruments & Components - 2.7%
Coherent, Inc. (A)	4,700	1,251,234
Flex Ltd. (A)	198,300	2,869,401
Methode Electronics, Inc.	39,750	1,472,340
OSI Systems, Inc. (A)	13,100	1,119,264
Vishay Intertechnology, Inc.	84,650	1,508,463
Vontier Corp.	269,600	6,198,104

		14,418,806

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Energy Equipment & Services - 0.4%
Helix Energy Solutions Group, Inc. (A)	181,900	$ 563,890
Helmerich & Payne, Inc.	34,100	1,468,346

		2,032,236

Entertainment - 1.1%
Madison Square Garden Entertainment Corp. (A)	27,000	1,420,740
Madison Square Garden Sports Corp. (A)	4,650	702,150
Warner Bros Discovery, Inc. (A)	264,000	3,542,880

		5,665,770

Equity Real Estate Investment Trusts - 3.9%
Apple Hospitality, Inc.	120,250	1,764,067
Brandywine Realty Trust	136,600	1,316,824
Community Healthcare Trust, Inc.	28,900	1,046,469
DiamondRock Hospitality Co. (A)	52,450	430,615
Gaming & Leisure Properties, Inc.	81,053	3,717,091
JBG SMITH Properties	257,800	6,094,392
LXP Industrial Trust	159,700	1,715,178
Physicians Realty Trust	117,600	2,052,120
Piedmont Office Realty Trust, Inc., Class A	50,300	659,936
Sabra Health Care, Inc.	100,400	1,402,588
Summit Hotel Properties, Inc. (A)	76,800	558,336

		20,757,616

Food & Staples Retailing - 0.1%
Village Super Market, Inc., Class A	27,900	636,399

Food Products - 2.5%
Kraft Heinz Co.	97,687	3,725,782
Nomad Foods Ltd. (A)	61,200	1,223,388
Post Holdings, Inc. (A)	97,368	8,018,255
Whole Earth Brands, Inc. (A) (B)	73,000	452,600

		13,420,025

Gas Utilities - 1.2%
UGI Corp.	164,900	6,366,789

Health Care Equipment & Supplies - 1.6%
AngioDynamics, Inc. (A)	72,700	1,406,745
Koninklijke Philips NV	225,000	4,844,250
Meridian Bioscience, Inc. (A)	51,350	1,562,067
OraSure Technologies, Inc. (A)	131,100	355,281

		8,168,343

Health Care Providers & Services - 4.6%
AmerisourceBergen Corp.	42,139	5,961,826
AMN Healthcare Services, Inc. (A)	14,650	1,607,251
Centene Corp. (A)	55,500	4,695,855
Cross Country Healthcare, Inc. (A)	156,700	3,264,061
Encompass Health Corp.	31,250	1,751,562
Laboratory Corp. of America Holdings	27,377	6,416,074
National HealthCare Corp.	7,000	489,300

		24,185,929

Hotels, Restaurants & Leisure - 0.2%
Churchill Downs, Inc.	5,750	1,101,298

Household Durables - 1.1%
Helen of Troy Ltd. (A)	6,400	1,039,424
KB Home	42,000	1,195,320
La-Z-Boy, Inc.	41,350	980,408
MDC Holdings, Inc.	26,350	851,369

	Shares	Value
COMMON STOCKS (continued)
Household Durables (continued)
PulteGroup, Inc.	19,700	$ 780,711
Sonos, Inc. (A)	47,300	853,292

		5,700,524

Household Products - 0.4%
Spectrum Brands Holdings, Inc.	25,800	2,116,116

Independent Power & Renewable Electricity Producers - 1.0%
Vistra Corp.	236,431	5,402,448

Insurance - 9.2%
Alleghany Corp. (A)	11,301	9,414,863
Allstate Corp.	52,000	6,589,960
Arch Capital Group Ltd. (A)	133,500	6,072,915
Everest Re Group Ltd.	7,850	2,200,198
Fidelity National Financial, Inc.	160,607	5,936,035
Loews Corp.	41,608	2,465,690
Markel Corp. (A)	3,900	5,043,675
Old Republic International Corp.	243,550	5,445,778
Selective Insurance Group, Inc.	32,200	2,799,468
United Fire Group, Inc.	16,250	556,237
Willis Towers Watson PLC	9,600	1,894,944

		48,419,763

Interactive Media & Services - 1.0%
IAC / InterActiveCorp (A)	71,700	5,447,049

Internet & Direct Marketing Retail - 0.2%
eBay, Inc.	29,800	1,241,766

IT Services - 2.3%
FleetCor Technologies, Inc. (A)	28,800	6,051,168
Global Payments, Inc.	44,800	4,956,672
Perficient, Inc. (A)	9,200	843,548

		11,851,388

Leisure Products - 0.8%
BRP, Inc.	14,950	919,574
MasterCraft Boat Holdings, Inc. (A)	78,700	1,656,635
Polaris, Inc.	15,550	1,543,804

		4,120,013

Machinery - 1.9%
Altra Industrial Motion Corp.	30,000	1,057,500
CNH Industrial NV	210,600	2,440,854
Columbus McKinnon Corp.	46,600	1,322,042
Douglas Dynamics, Inc.	27,150	780,291
Gencor Industries, Inc. (A)	49,500	502,920
Miller Industries, Inc.	22,250	504,408
Mueller Industries, Inc.	49,050	2,613,874
Oshkosh Corp.	10,900	895,326

		10,117,215

Media - 5.7%
Altice USA, Inc., Class A (A)	505,400	4,674,950
DISH Network Corp., Class A (A)	266,600	4,780,138
Fox Corp., Class A	136,100	4,376,976
Liberty Broadband Corp., Class C (A)	72,190	8,348,052
Liberty Media Corp. - Liberty SiriusXM, Class C (A)	161,044	5,805,636
News Corp., Class A	107,000	1,667,060
Perion Network Ltd. (A)	27,700	503,586

		30,156,398

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Metals & Mining - 2.2%
Cleveland-Cliffs, Inc. (A)	158,600	$ 2,437,682
Commercial Metals Co.	56,600	1,873,460
Kaiser Aluminum Corp.	19,450	1,538,300
Schnitzer Steel Industries, Inc., Class A	33,900	1,113,276
TimkenSteel Corp. (A)	78,400	1,466,864
U.S. Steel Corp.	176,800	3,166,488

		11,596,070

Mortgage Real Estate Investment Trusts - 1.1%
Annaly Capital Management, Inc.	935,489	5,528,740

Multi-Utilities - 2.6%
CenterPoint Energy, Inc.	149,000	4,407,420
NiSource, Inc.	211,800	6,245,982
NorthWestern Corp.	54,700	3,223,471

		13,876,873

Multiline Retail - 1.0%
Dollar Tree, Inc. (A)	33,200	5,174,220

Oil, Gas & Consumable Fuels - 6.9%
Chesapeake Energy Corp. (B)	40,700	3,300,770
Delek US Holdings, Inc. (A)	52,250	1,350,140
Devon Energy Corp.	46,400	2,557,104
Diamondback Energy, Inc.	26,300	3,186,245
EQT Corp.	73,800	2,538,720
HF Sinclair Corp.	87,900	3,969,564
Kinder Morgan, Inc.	293,400	4,917,384
Magnolia Oil & Gas Corp., Class A	195,200	4,097,248
Ovintiv, Inc.	41,700	1,842,723
REX American Resources Corp. (A)	21,600	1,831,680
Williams Cos., Inc.	211,200	6,591,552

		36,183,130

Paper & Forest Products - 0.7%
Glatfelter Corp.	65,100	447,888
Louisiana-Pacific Corp.	62,900	3,296,589

		3,744,477

Personal Products - 0.1%
Medifast, Inc.	3,800	685,938

Pharmaceuticals - 2.7%
Innoviva, Inc. (A)	95,355	1,407,440
Jazz Pharmaceuticals PLC (A)	13,600	2,121,736
Organon & Co.	120,000	4,050,000
Perrigo Co. PLC	157,200	6,377,604

		13,956,780

Professional Services - 2.5%
ASGN, Inc. (A)	17,800	1,606,450
FTI Consulting, Inc. (A)	6,250	1,130,313
Heidrick & Struggles International, Inc.	44,150	1,428,694
ICF International, Inc.	27,200	2,584,000
KBR, Inc.	65,350	3,162,286
Leidos Holdings, Inc.	16,450	1,656,679
Science Applications International Corp.	18,800	1,750,280

		13,318,702

Real Estate Management & Development - 0.1%
Newmark Group, Inc., Class A	67,450	652,242

Road & Rail - 0.3%
AMERCO	2,925	1,398,823

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment - 3.0%
AXT, Inc. (A)	30,000	$ 175,800
Cohu, Inc. (A)	67,850	1,882,837
Magnachip Semiconductor Corp. (A)	113,650	1,651,335
MaxLinear, Inc. (A)	11,600	394,168
MKS Instruments, Inc.	13,500	1,385,505
Onto Innovation, Inc. (A)	21,850	1,523,819
Qorvo, Inc. (A)	11,800	1,112,976
Silicon Motion Technology Corp., ADR	38,000	3,180,600
Teradyne, Inc.	27,900	2,498,445
Tower Semiconductor Ltd. (A)	33,000	1,523,940
Universal Display Corp.	6,400	647,296

		15,976,721

Software - 0.9%
Progress Software Corp.	34,900	1,580,970
SS&C Technologies Holdings, Inc.	55,900	3,246,113

		4,827,083

Specialty Retail - 1.9%
Abercrombie & Fitch Co., Class A (A)	44,250	748,710
Academy Sports & Outdoors, Inc. (B)	17,000	604,180
American Eagle Outfitters, Inc. (B)	109,500	1,224,210
Ross Stores, Inc.	68,100	4,782,663
Urban Outfitters, Inc. (A)	64,150	1,197,039
Williams-Sonoma, Inc. (B)	14,650	1,625,417

		10,182,219

Technology Hardware, Storage & Peripherals - 0.9%
Turtle Beach Corp. (A) (B)	5,000	61,150
Western Digital Corp. (A)	105,500	4,729,565

		4,790,715

Textiles, Apparel & Luxury Goods - 0.6%
Deckers Outdoor Corp. (A)	4,100	1,046,935
Steven Madden Ltd.	38,450	1,238,475
Tapestry, Inc.	32,950	1,005,634

		3,291,044

Thrifts & Mortgage Finance - 1.1%
Provident Financial Services, Inc.	56,150	1,249,899
TrustCo Bank Corp.	61,000	1,881,240
Washington Federal, Inc.	91,300	2,740,826

		5,871,965

Total Common Stocks (Cost $469,130,126)		510,304,404

OTHER INVESTMENT COMPANY - 0.1%
Securities Lending Collateral - 0.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.54% (C)	368,651	368,651

Total Other Investment Company (Cost $368,651)		368,651

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 3.2%

Fixed Income Clearing Corp., 0.35% (C), dated 06/30/2022, to be repurchased at $16,821,578 on 07/01/2022. Collateralized by a U.S. Government Obligation, 3.00%, due 06/30/2024, and with a value of $17,157,909.

$ 16,821,415	$ 16,821,415

Total Repurchase Agreement (Cost $16,821,415)	16,821,415

Total Investments (Cost $486,320,192)	527,494,470
Net Other Assets (Liabilities) - 0.0% (D)	8,883

Net Assets - 100.0%	$ 527,503,353

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$510,304,404	$—	$—	$510,304,404
Other Investment Company	368,651	—	—	368,651
Repurchase Agreement	—	16,821,415	—	16,821,415

Total Investments	$510,673,055	$16,821,415	$—	$527,494,470

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $5,990,390, collateralized by cash collateral of $368,651 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $5,766,596. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at June 30, 2022.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2022. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Small/Mid Cap Value VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2022

(unaudited)

Assets:
Investments, at value (cost $469,498,777) (including securities loaned of $5,990,390)	$510,673,055
Repurchase agreement, at value (cost $16,821,415)	16,821,415
Receivables and other assets:
Investments sold	1,540,214
Net income from securities lending	874
Shares of beneficial interest sold	97,394
Dividends	474,406
Interest	164
Prepaid expenses	2,381

Total assets	529,609,903

Liabilities:
Cash collateral received upon return of:
Securities on loan	368,651
Payables and other liabilities:
Investments purchased	461,142
Shares of beneficial interest redeemed	643,827
Due to custodian	59,269
Investment management fees	356,098
Distribution and service fees	48,784
Transfer agent costs	1,167
Trustees, CCO and deferred compensation fees	6,426
Audit and tax fees	11,142
Custody fees	11,779
Legal fees	3,272
Printing and shareholder reports fees	122,632
Other accrued expenses	12,361

Total liabilities	2,106,550

Net assets	$527,503,353

Net assets consist of:
Capital stock ($0.01 par value)	$246,538
Additional paid-in capital	364,894,810
Total distributable earnings (accumulated losses)	162,362,005

Net assets	$527,503,353

Net assets by class:
Initial Class	$302,020,438
Service Class	225,482,915

Shares outstanding:
Initial Class	13,905,180
Service Class	10,748,652

Net asset value and offering price per share:
Initial Class	$21.72
Service Class	20.98

STATEMENT OF OPERATIONS

For the period ended June 30, 2022

(unaudited)

Investment Income:
Dividend income	$4,534,566
Interest income	4,711
Net income from securities lending	7,335
Withholding taxes on foreign income	(32,632)

Total investment income	4,513,980

Expenses:
Investment management fees	2,301,066
Distribution and service fees:
Service Class	318,633
Transfer agent costs	3,236
Trustees, CCO and deferred compensation fees	10,254
Audit and tax fees	11,889
Custody fees	26,325
Legal fees	16,535
Printing and shareholder reports fees	37,524
Other	20,246

Total expenses	2,745,708

Net investment income (loss)	1,768,272

Net realized gain (loss) on:
Investments	39,855,280
Foreign currency transactions	(13)

Net realized gain (loss)	39,855,267

Net change in unrealized appreciation (depreciation) on:
Investments	(109,167,447)
Translation of assets and liabilities denominated in foreign currencies	(37)

Net change in unrealized appreciation (depreciation)	(109,167,484)

Net realized and change in unrealized gain (loss)	(69,312,217)

Net increase (decrease) in net assets resulting from operations	$(67,543,945)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Small/Mid Cap Value VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2022 (unaudited)	December 31, 2021
From operations:
Net investment income (loss)	$1,768,272	$2,895,123
Net realized gain (loss)	39,855,267	110,847,206
Net change in unrealized appreciation (depreciation)	(109,167,484)	34,628,537

Net increase (decrease) in net assets resulting from operations	(67,543,945)	148,370,866

Dividends and/or distributions to shareholders:
Initial Class	—	(2,322,465)
Service Class	—	(1,326,857)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(3,649,322)

Capital share transactions:
Proceeds from shares sold:
Initial Class	4,501,974	12,919,591
Service Class	6,369,249	33,305,583

	10,871,223	46,225,174

Dividends and/or distributions reinvested:
Initial Class	—	2,322,465
Service Class	—	1,326,857

	—	3,649,322

Cost of shares redeemed:
Initial Class	(19,431,113)	(59,217,031)
Service Class	(27,543,688)	(52,039,586)

	(46,974,801)	(111,256,617)

Net increase (decrease) in net assets resulting from capital share transactions	(36,103,578)	(61,382,121)

Net increase (decrease) in net assets	(103,647,523)	83,339,423

Net assets:
Beginning of period/year	631,150,876	547,811,453

End of period/year	$527,503,353	$631,150,876

Capital share transactions - shares:
Shares issued:
Initial Class	190,861	558,904
Service Class	279,535	1,520,882

	470,396	2,079,786

Shares reinvested:
Initial Class	—	99,378
Service Class	—	58,685

	—	158,063

Shares redeemed:
Initial Class	(825,080)	(2,596,388)
Service Class	(1,215,683)	(2,365,179)

	(2,040,763)	(4,961,567)

Net increase (decrease) in shares outstanding:
Initial Class	(634,219)	(1,938,106)
Service Class	(936,148)	(785,612)

	(1,570,367)	(2,723,718)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Small/Mid Cap Value VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2022 (unaudited)		December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017
Net asset value, beginning of period/year	$24.43		$19.19	$19.51	$17.11	$21.51	$20.76

Investment operations:
Net investment income (loss) (A)	0.08		0.13	0.17	0.18	0.22	0.12
Net realized and unrealized gain (loss)	(2.79)		5.26	0.41	3.95	(2.28)	2.86

Total investment operations	(2.71)		5.39	0.58	4.13	(2.06)	2.98

Dividends and/or distributions to shareholders:
Net investment income	—		(0.15)	(0.20)	(0.19)	(0.20)	(0.25)
Net realized gains	—		—	(0.70)	(1.54)	(2.14)	(1.98)

Total dividends and/or distributions to shareholders	—		(0.15)	(0.90)	(1.73)	(2.34)	(2.23)

Net asset value, end of period/year	$21.72		$24.43	$19.19	$19.51	$17.11	$21.51

Total return	(11.09	)%(B)	28.12%	4.04%	25.28%	(11.46)%	15.55%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$302,020		$355,144	$316,185	$339,556	$305,350	$395,777
Expenses to average net assets	0.83	%(C)	0.82%	0.83%	0.83%	0.83%	0.83%
Net investment income (loss) to average net assets	0.71	%(C)	0.57%	1.03%	0.96%	1.05%	0.54%
Portfolio turnover rate	27	%(B)	46%	71%	56%	61%	54%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2022 (unaudited)		December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017
Net asset value, beginning of period/year	$23.62		$18.57	$18.92	$16.64	$20.97	$20.30

Investment operations:
Net investment income (loss) (A)	0.05		0.07	0.12	0.13	0.16	0.06
Net realized and unrealized gain (loss)	(2.69)		5.09	0.39	3.83	(2.21)	2.80

Total investment operations	(2.64)		5.16	0.51	3.96	(2.05)	2.86

Dividends and/or distributions to shareholders:
Net investment income	—		(0.11)	(0.16)	(0.14)	(0.14)	(0.21)
Net realized gains	—		—	(0.70)	(1.54)	(2.14)	(1.98)

Total dividends and/or distributions to shareholders	—		(0.11)	(0.86)	(1.68)	(2.28)	(2.19)

Net asset value, end of period/year	$20.98		$23.62	$18.57	$18.92	$16.64	$20.97

Total return	(11.18	)%(B)	27.81%	3.74%	24.94%	(11.64)%	15.26%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$225,483		$276,007	$231,626	$218,875	$165,494	$206,683
Expenses to average net assets	1.08	%(C)	1.07%	1.08%	1.08%	1.08%	1.08%
Net investment income (loss) to average net assets	0.46	%(C)	0.32%	0.77%	0.71%	0.80%	0.29%
Portfolio turnover rate	27	%(B)	46%	71%	56%	61%	54%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Small/Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2022

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Small/Mid Cap Value VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Small/Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

1. ORGANIZATION (continued)

period ended June 30, 2022, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Cash overdraft: The Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the Federal Funds Rate.

Payables, if any, are reflected as Due to custodian within the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts are reflected in Custody fees within the Statement of Operations. Expenses, if any, from foreign cash overdrafts are reflected in Other expenses within the Statement of Operations.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the period ended June 30, 2022, commissions recaptured are $15,652.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Small/Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Small/Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

3. INVESTMENT VALUATION (continued)

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2022, if any, are identified within the Schedule of Investments.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2022, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2022.

Repurchase agreements at June 30, 2022, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Small/Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2022, if any, are shown on a gross basis within the Schedule of Investments.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$368,651	$—	$—	$—	$368,651
Total Borrowings	$368,651	$—	$—	$—	$368,651

6. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities and other assets may go up or down, sometimes sharply and unpredictably, due to general market conditions, overall economic trends or events, inflation, changes in interest rates, government actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by wars, tariffs, trade disputes or other factors, political developments, investor sentiment, the global and domestic effects of a pandemic or other health emergency, and other factors that may or may not be related to the issuer of the security or other asset. The market prices of securities and other assets also may go down due to events or conditions that affect particular sectors, industries, issuers, or geographies. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets. If the value of the Portfolio’s securities and assets fall, the value of your investment will go down. The Portfolio may experience a substantial or complete loss on any individual security or asset.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, the imposition of economic sanctions, public health events (such as the spread of infectious disease), wars, terrorism, cybersecurity events, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. In the past decade, financial markets throughout the world have experienced increased volatility and decreased liquidity. These conditions may continue or worsen. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down. Securities markets may also be susceptible to market manipulation or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or adversely affect the value of securities traded in these markets, including the Portfolio’s securities.

The pandemic of the novel coronavirus respiratory disease designated COVID-19 has resulted in economic downturns throughout the world, severe losses, particularly to some sectors of the economy and individual issuers, and reduced liquidity of many instruments. There also have been significant disruptions to business operations, including business closures; strained healthcare systems; disruptions to supply chains and employee availability; large fluctuations in consumer demand; and widespread uncertainty regarding the duration and long-term effects of the pandemic. Economic downturns may be prolonged, and political and social instability, continued volatility and decreased liquidity in the securities markets may result. Developing or emerging market countries may be more impacted by the pandemic.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Small/Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

6. RISK FACTORS (continued)

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. These and other government intervention into the economy and financial markets may not work as intended. In addition, government actions to mitigate the economic impact of the pandemic have resulted in large expansion of government deficits and debt, the long-term consequences of which are not known. Rates of inflation have recently risen, which could adversely affect economies and markets. The pandemic could continue to adversely affect the value and liquidity of the Portfolio’s investments.

Europe: A number of countries in Europe have experienced severe economic and financial difficulties; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen or spread within or outside Europe. Responses to the financial problems by European governments, central banks and others may not work, may result in conflicts and social unrest and may limit future growth and economic recovery or have other unintended consequences. In January, 2020, through “Brexit,” the United Kingdom withdrew from the European Union. The ramifications of Brexit are unknown, and the implications of possible political, regulatory, economic, and market outcomes could be significant. The United Kingdom has one of the largest economies in Europe and is a major trading partner with European Union countries and the United States. Brexit may create additional and substantial economic stresses for the United Kingdom, including a contraction of the United Kingdom’s economy, decreased trade, capital outflows, devaluation of the British pound, and a decrease in business and consumer spending and investment. The negative impact on not only the United Kingdom and European Union economies but also the broader global economy could be significant. A number of countries in Europe have suffered terror attacks, and additional attacks may occur in the future. Europe has also been struggling with mass migration from the Middle East, Eastern Europe and Africa. The ultimate effects of these events and other socio-political or geopolitical issues could profoundly affect global economies and markets. Whether or not the Portfolio invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of the Portfolio’s investments.

Additional Market Disruption: Russia’s invasion of Ukraine in February, 2022, the resulting responses by the United States and other countries, and the potential for wider conflict, have increased and may continue to increase volatility and uncertainty in financial markets worldwide. The United States and other countries have imposed broad-ranging economic sanctions on Russia and Russian entities and individuals, and may impose additional sanctions, including on other countries that provide military or economic support to Russia. These sanctions, among other things, restrict companies from doing business with Russia and Russian issuers, and may adversely affect companies with economic or financial exposure to Russia and Russian issuers. The extent and duration of Russia’s military actions and the repercussions of such actions are not known. The invasion may widen beyond Ukraine and may escalate, including through retaliatory actions and cyberattacks by Russia and even other countries. These events may result in further and significant market disruptions and may adversely affect regional and global economies including those of Europe and the United States. Certain industries and markets, such as those involving oil, natural gas and other commodities, as well as global supply chains, may be particularly adversely affected. Whether or not the Portfolio invests in securities of issuers located in Russia, Ukraine and adjacent countries or with significant exposure to issuers in these countries, these events could negatively affect the value and liquidity of the Portfolio’s investments.

Value investing risk: The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. The value approach to investing involves the risk that stocks may remain undervalued, undervaluation may become more severe, or perceived undervaluation may actually represent intrinsic value. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.

Small capitalization companies risk: The Portfolio will be exposed to additional risks as a result of its investments in the securities of small capitalization companies. Small capitalization companies may be more at risk than larger capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on limited management groups. Securities of small capitalization companies are generally more volatile than and may underperform larger capitalization companies, may be harder to sell at times and at prices the Portfolio managers believe appropriate and may offer greater potential for losses.

7. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Small/Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee, CCO and deferred compensation fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints	Rate
First $350 million	0.790%
Over $350 million up to $500 million	0.780
Over $500 million up to $750 million	0.765
Over $750 million up to $1 billion	0.755
Over $1 billion up to $1.5 billion	0.735
Over $1.5 billion up to $2 billion	0.730
Over $2 billion	0.725

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net assets. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.89%	May 1, 2023
Service Class	1.14	May 1, 2023

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2022 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2022, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Small/Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2023. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Technology Holdings, Inc (“SS&C”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C related to applicable sub-transfer agency services. For the period ended June 30, 2022, (i) the expenses paid to SS&C by the Portfolio are referred to as Transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C by the Portfolio are referred to as Transfer agent costs within the Statement of Assets and Liabilities.

Deferred compensation plan: Effective September 23, 2021, the Board has approved the termination of the deferred compensation plan. Payments will be made to applicable current and former Board members consistent with Section 409A of the Code. Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2022, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2022.

8. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2022, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 153,405,807	$ —	$ 183,607,396	$ —

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Small/Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)

unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2022, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 486,320,192	$ 85,258,180	$ (44,083,902)	$ 41,174,278

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Small/Mid Cap Value VP

MANAGEMENT AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 15-16, 2022, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Small/Mid Cap Value VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreements (each a “Sub-Advisory Agreement,” collectively the “Sub-Advisory Agreements” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and each of Systematic Financial Management, L.P. (“Systematic”) and Thompson, Siegel & Walmsley LLC (“TS&W”) (each a “Sub-Adviser” and collectively the “Sub-Advisers”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and each Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2023.

Prior to reaching their decision, the Trustees requested and received from TAM and each Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and each Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and each Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or any Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and each Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and each Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of each Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for each Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Small/Mid Cap Value VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2021. Based on these considerations, the Board determined that TAM and each Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 5-year period, in line with the median for its peer universe for the past 1- and 10-year periods, and below the median for its peer universe for the past 3-year period. The Board also noted that the performance of Service Class Shares of the Portfolio was above its benchmark for the past 1-, 3-, 5- and 10-year periods. The Board noted that Systematic had previously served as the Portfolio’s sole sub-adviser, beginning on March 22, 2011, pursuant to different investment strategies. The Board also noted that TS&W had commenced sub-advising the Portfolio’s mid-cap sleeve and Systematic had continued sub-advising the Portfolio’s small-cap sleeve pursuant to the Portfolio’s current investment strategies on December 4, 2016.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Advisers for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fees and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was above the median for its peer group and in line with the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees and TAM agreed upon a reduction to the Portfolio’s management fee schedule. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Advisers under the Management Agreement and each Sub-Advisory Agreement are reasonable in light of the services provided.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica Small/Mid Cap Value VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Advisers, the Board noted that the sub-advisory fees are the product of arm’s-length negotiation between TAM and the applicable Sub-Adviser, which is not affiliated with TAM, and are paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or a Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered each Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that each Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fees paid to the Sub-Advisers in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Advisers from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Advisers from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio and that TAM believes the use of soft dollars by the Sub-Advisers is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Advisers participate in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and the contract holders, thus limiting the amount of soft dollar arrangements the Sub-Advisers may engage in with respect to the Portfolio’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Advisers. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and each Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica T. Rowe Price Small Cap VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2022, and held for the entire six-month period until June 30, 2022.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period (B)	Ending Account Value June 30, 2022	Expenses Paid During Period (B)	Net Annualized Expense Ratio
Initial Class	$1,000.00	$734.40	$3.53	$1,020.70	$4.11	0.82%
Service Class	1,000.00	733.20	4.60	1,019.50	5.36	1.07

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2022

(unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks	97.8%
Repurchase Agreement	1.7
Other Investment Company	0.6
Master Limited Partnership	0.3
Net Other Assets (Liabilities)	(0.4)
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS

At June 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS - 97.8%
Aerospace & Defense - 1.5%
Curtiss-Wright Corp.	20,994	$2,772,468
Hexcel Corp.	40,776	2,132,993
Mercury Systems, Inc. (A)	23,161	1,489,947
Moog, Inc., Class A	16,278	1,292,310
Woodward, Inc.	14,727	1,362,100

		9,049,818

Air Freight & Logistics - 0.4%
GXO Logistics, Inc. (A)	56,935	2,463,577

Auto Components - 0.5%
Dorman Products, Inc. (A)	14,500	1,590,795
LCI Industries	7,738	865,728
Patrick Industries, Inc.	14,973	776,200

		3,232,723

Banks - 0.8%
Bancorp, Inc. (A)	30,000	585,600
First Bancorp	19,933	695,661
Metropolitan Bank Holding Corp. (A)	9,166	636,304
Signature Bank	6,771	1,213,431
Western Alliance Bancorp	22,565	1,593,089

		4,724,085

Beverages - 0.8%
Boston Beer Co., Inc., Class A (A) (B)	3,230	978,593
Coca-Cola Consolidated, Inc.	6,195	3,493,361

		4,471,954

Biotechnology - 9.1%
ACADIA Pharmaceuticals, Inc. (A)	65,519	923,163
Agios Pharmaceuticals, Inc. (A)	25,762	571,144
Alector, Inc. (A)	27,029	274,615
Alkermes PLC (A)	87,184	2,597,211
Allogene Therapeutics, Inc. (A) (B)	23,697	270,146
Amicus Therapeutics, Inc. (A)	87,298	937,580
Apellis Pharmaceuticals, Inc. (A)	35,953	1,625,795
Biohaven Pharmaceutical Holding Co. Ltd. (A)	33,035	4,813,530
Blueprint Medicines Corp. (A)	33,337	1,683,852
C4 Therapeutics, Inc. (A)	9,785	73,779
CareDx, Inc. (A)	25,485	547,418
Cerevel Therapeutics Holdings, Inc. (A) (B)	19,431	513,756
ChemoCentryx, Inc. (A)	18,309	453,697
CRISPR Therapeutics AG (A) (B)	29,797	1,810,764
Denali Therapeutics, Inc. (A)	34,047	1,002,003
Emergent BioSolutions, Inc. (A)	8,743	271,383
Exact Sciences Corp. (A) (B)	11,800	464,802
Exelixis, Inc. (A)	58,266	1,213,098
Fate Therapeutics, Inc. (A) (B)	28,786	713,317
Generation Bio Co. (A)	40,540	265,942
Global Blood Therapeutics, Inc. (A)	33,867	1,082,051
Halozyme Therapeutics, Inc. (A)	100,366	4,416,104
Horizon Therapeutics PLC (A)	38,675	3,084,718
IGM Biosciences, Inc. (A) (B)	13,760	248,093
Insmed, Inc. (A) (B)	89,799	1,770,836
Intellia Therapeutics, Inc. (A)	27,807	1,439,290
Ionis Pharmaceuticals, Inc. (A)	57,063	2,112,472
Iovance Biotherapeutics, Inc. (A)	48,912	539,988
Karuna Therapeutics, Inc. (A)	8,711	1,102,029
Kymera Therapeutics, Inc. (A) (B)	12,700	250,063
Madrigal Pharmaceuticals, Inc. (A)	2,366	169,358

	Shares	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Mirati Therapeutics, Inc. (A)	9,360	$ 628,337
Monte Rosa Therapeutics, Inc. (A) (B)	5,200	50,284
Morphic Holding, Inc. (A)	9,123	197,969
Neurocrine Biosciences, Inc. (A)	16,446	1,603,156
Nurix Therapeutics, Inc. (A) (B)	12,618	159,870
Prothena Corp. PLC (A)	28,373	770,327
PTC Therapeutics, Inc. (A)	38,659	1,548,680
Replimune Group, Inc. (A)	26,059	455,511
Rocket Pharmaceuticals, Inc. (A)	24,274	334,010
Sage Therapeutics, Inc. (A)	21,974	709,760
Sarepta Therapeutics, Inc. (A)	33,816	2,534,847
Scholar Rock Holding Corp. (A)	30,987	170,119
Seagen, Inc. (A)	8,569	1,516,199
Turning Point Therapeutics, Inc. (A)	26,151	1,967,863
Twist Bioscience Corp. (A) (B)	18,814	657,737
Ultragenyx Pharmaceutical, Inc. (A)	36,652	2,186,658
Xencor, Inc. (A)	40,326	1,103,723
Zentalis Pharmaceuticals, Inc. (A)	13,435	377,523

		54,214,570

Building Products - 1.9%
AAON, Inc.	20,709	1,134,025
Builders FirstSource, Inc. (A)	62,109	3,335,253
CSW Industrials, Inc.	12,681	1,306,523
Gibraltar Industries, Inc. (A)	13,972	541,415
Trex Co., Inc. (A)	23,765	1,293,291
UFP Industries, Inc.	50,489	3,440,321

		11,050,828

Capital Markets - 1.7%
Blue Owl Capital, Inc. (B)	143,900	1,443,317
Cboe Global Markets, Inc.	6,249	707,324
FactSet Research Systems, Inc.	5,301	2,038,606
LPL Financial Holdings, Inc.	20,154	3,718,010
MarketAxess Holdings, Inc.	8,730	2,234,967

		10,142,224

Chemicals - 2.2%
Axalta Coating Systems Ltd. (A)	89,900	1,987,689
Balchem Corp.	13,805	1,791,061
Chase Corp.	11,493	894,270
Element Solutions, Inc.	116,837	2,079,699
HB Fuller Co.	27,597	1,661,615
Ingevity Corp. (A)	28,810	1,819,063
Livent Corp. (A)	81,927	1,858,924
Scotts Miracle-Gro Co. (B)	11,560	913,124

		13,005,445

Commercial Services & Supplies - 1.9%
Casella Waste Systems, Inc., Class A (A)	81,337	5,911,573
Clean Harbors, Inc. (A)	25,773	2,259,519
IAA, Inc. (A)	59,638	1,954,337
MSA Safety, Inc.	11,620	1,406,834

		11,532,263

Communications Equipment - 0.5%
Lumentum Holdings, Inc. (A)	30,744	2,441,688
Ubiquiti, Inc. (B)	2,074	514,788

		2,956,476

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Construction & Engineering - 1.3%
Comfort Systems USA, Inc.	37,415	$ 3,111,057
EMCOR Group, Inc.	32,940	3,391,503
WillScot Mobile Mini Holdings Corp. (A)	35,300	1,144,426

		7,646,986

Construction Materials - 0.4%
Eagle Materials, Inc.	19,799	2,176,702

Consumer Finance - 0.2%
SLM Corp.	74,661	1,190,096

Containers & Packaging - 0.9%
Berry Global Group, Inc. (A)	32,053	1,751,376
Graphic Packaging Holding Co.	166,700	3,417,350

		5,168,726

Distributors - 0.5%
Pool Corp.	8,794	3,088,717

Diversified Consumer Services - 0.7%
Bright Horizons Family Solutions, Inc. (A)	9,992	844,524
Carriage Services, Inc.	15,100	598,715
Terminix Global Holdings, Inc. (A)	64,654	2,628,185

		4,071,424

Diversified Telecommunication Services - 0.8%
Cogent Communications Holdings, Inc.	32,611	1,981,444
Iridium Communications, Inc. (A)	68,153	2,559,827

		4,541,271

Electrical Equipment - 0.5%
Atkore, Inc. (A)	38,592	3,203,522

Electronic Equipment, Instruments & Components - 2.9%
Advanced Energy Industries, Inc.	29,611	2,161,011
Cognex Corp.	23,707	1,008,021
ePlus, Inc. (A)	17,648	937,462
Fabrinet (A)	28,669	2,325,056
Littelfuse, Inc.	12,123	3,079,727
Novanta, Inc. (A)	29,622	3,592,260
Teledyne Technologies, Inc. (A)	6,684	2,507,235
Zebra Technologies Corp., Class A (A)	5,354	1,573,808

		17,184,580

Energy Equipment & Services - 0.7%
Cactus, Inc., Class A	50,504	2,033,796
ChampionX Corp.	56,639	1,124,284
Nabors Industries Ltd. (A)	4,400	589,160
ProPetro Holding Corp. (A)	68,717	687,170

		4,434,410

Equity Real Estate Investment Trusts - 2.9%
Equity Lifestyle Properties, Inc.	32,694	2,303,946
First Industrial Realty Trust, Inc.	56,197	2,668,234
Innovative Industrial Properties, Inc.	7,568	831,496
Life Storage, Inc.	40,100	4,477,566
NexPoint Residential Trust, Inc.	3,700	231,287
Rexford Industrial Realty, Inc.	19,300	1,111,487
Ryman Hospitality Properties, Inc. (A)	25,730	1,956,252
Terreno Realty Corp.	60,896	3,393,734

		16,974,002

Food & Staples Retailing - 1.5%
BJ’s Wholesale Club Holdings, Inc. (A)	76,734	4,782,063
Casey’s General Stores, Inc.	6,946	1,284,871

	Shares	Value
COMMON STOCKS (continued)
Food & Staples Retailing (continued)
Performance Food Group Co. (A)	63,949	$ 2,940,375

		9,007,309

Food Products - 1.9%
Darling Ingredients, Inc. (A)	32,792	1,960,962
Hain Celestial Group, Inc. (A)	31,679	752,059
J&J Snack Foods Corp.	7,704	1,075,941
John B Sanfilippo & Son, Inc.	13,367	968,974
Post Holdings, Inc. (A)	26,100	2,149,335
Sanderson Farms, Inc.	9,824	2,117,367
Simply Good Foods Co. (A)	59,829	2,259,741

		11,284,379

Health Care Equipment & Supplies - 4.7%
AtriCure, Inc. (A)	26,220	1,071,349
CONMED Corp.	17,123	1,639,699
Globus Medical, Inc., Class A (A)	55,492	3,115,321
Haemonetics Corp. (A)	18,340	1,195,401
ICU Medical, Inc. (A)	17,173	2,823,069
Inari Medical, Inc. (A)	16,678	1,133,937
iRhythm Technologies, Inc. (A)	11,900	1,285,557
Lantheus Holdings, Inc. (A)	34,493	2,277,573
Merit Medical Systems, Inc. (A)	55,898	3,033,584
Nevro Corp. (A)	10,756	471,436
Penumbra, Inc. (A)	7,633	950,461
QuidelOrtho Corp. (A)	5,755	559,271
Shockwave Medical, Inc. (A)	19,771	3,779,622
STERIS PLC	11,854	2,443,702
Tandem Diabetes Care, Inc. (A)	39,847	2,358,544

		28,138,526

Health Care Providers & Services - 4.2%
Addus HomeCare Corp. (A)	24,508	2,041,026
Amedisys, Inc. (A)	18,793	1,975,520
AMN Healthcare Services, Inc. (A)	45,829	5,027,900
Chemed Corp.	2,107	989,005
CorVel Corp. (A)	18,432	2,714,481
Ensign Group, Inc.	57,967	4,258,835
ModivCare, Inc. (A)	12,871	1,087,599
Molina Healthcare, Inc. (A)	14,347	4,011,565
Pennant Group, Inc. (A) (B)	30,683	393,049
US Physical Therapy, Inc.	22,365	2,442,258

		24,941,238

Health Care Technology - 1.2%
Certara, Inc. (A)	33,033	708,888
Inspire Medical Systems, Inc. (A)	14,563	2,660,223
Omnicell, Inc. (A)	31,072	3,534,440

		6,903,551

Hotels, Restaurants & Leisure - 5.7%
Bloomin’ Brands, Inc.	56,071	931,900
Boyd Gaming Corp.	62,296	3,099,226
Choice Hotels International, Inc.	33,239	3,710,470
Churchill Downs, Inc.	20,218	3,872,353
Domino’s Pizza, Inc.	1,828	712,390
Everi Holdings, Inc. (A)	73,788	1,203,482
Hilton Grand Vacations, Inc. (A)	47,166	1,685,241
Papa John’s International, Inc.	32,253	2,693,771
Planet Fitness, Inc., Class A (A)	42,712	2,904,843
Red Rock Resorts, Inc., Class A (B)	49,130	1,638,977

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
SeaWorld Entertainment, Inc. (A)	29,530	$ 1,304,635
Six Flags Entertainment Corp. (A)	28,320	614,544
Texas Roadhouse, Inc.	42,948	3,143,794
Travel & Leisure Co.	37,272	1,446,899
Vail Resorts, Inc.	7,911	1,724,993
Wendy’s Co.	170,067	3,210,865

		33,898,383

Household Durables - 1.5%
Cavco Industries, Inc. (A)	9,356	1,833,683
Helen of Troy Ltd. (A)	6,122	994,274
LGI Homes, Inc. (A)	3,593	312,232
Skyline Champion Corp. (A)	25,832	1,224,953
Tempur Sealy International, Inc.	73,511	1,570,930
TopBuild Corp. (A)	18,665	3,120,041

		9,056,113

Independent Power & Renewable Electricity Producers - 0.3%
Clearway Energy, Inc., Class C (B)	40,493	1,410,776
Ormat Technologies, Inc. (B)	8,168	639,963

		2,050,739

Insurance - 1.2%
Palomar Holdings, Inc. (A)	35,364	2,277,442
Primerica, Inc.	28,257	3,382,080
Ryan Specialty Holdings, Inc. (A)	33,100	1,297,189

		6,956,711

Interactive Media & Services - 0.3%
Ziff Davis, Inc. (A)	22,639	1,687,285

IT Services - 3.2%
Broadridge Financial Solutions, Inc.	9,312	1,327,426
Concentrix Corp.	23,600	3,201,104
Euronet Worldwide, Inc. (A)	26,987	2,714,622
EVERTEC, Inc.	32,234	1,188,790
ExlService Holdings, Inc. (A)	31,433	4,631,024
Gartner, Inc. (A)	5,310	1,284,117
Maximus, Inc.	3,649	228,099
Perficient, Inc. (A)	27,182	2,492,317
Repay Holdings Corp. (A) (B)	33,794	434,253
Switch, Inc., Class A	36,944	1,237,624

		18,739,376

Leisure Products - 0.6%
Brunswick Corp.	6,052	395,680
Mattel, Inc. (A)	151,000	3,371,830

		3,767,510

Life Sciences Tools & Services - 2.8%
Adaptive Biotechnologies Corp. (A)	42,846	346,624
Bruker Corp.	19,507	1,224,259
Charles River Laboratories International, Inc. (A)	9,808	2,098,618
Maravai LifeSciences Holdings, Inc., Class A (A)	58,744	1,668,917
Medpace Holdings, Inc. (A)	24,521	3,670,058
NeoGenomics, Inc. (A)	98,649	803,989
Quanterix Corp. (A)	12,740	206,261
Repligen Corp. (A)	21,667	3,518,721
West Pharmaceutical Services, Inc.	9,312	2,815,669

		16,353,116

	Shares	Value
COMMON STOCKS (continued)
Machinery - 3.9%
Albany International Corp., Class A	27,877	$ 2,196,429
Douglas Dynamics, Inc.	15,868	456,046
Evoqua Water Technologies Corp. (A)	33,900	1,102,089
Federal Signal Corp.	25,329	901,713
Graco, Inc.	9,462	562,138
John Bean Technologies Corp.	28,186	3,112,298
Kadant, Inc.	16,622	3,031,022
Lincoln Electric Holdings, Inc.	16,287	2,009,164
RBC Bearings, Inc. (A)	16,066	2,971,407
SPX Corp. (A)	38,924	2,056,744
Toro Co.	29,941	2,269,228
Watts Water Technologies, Inc., Class A	21,405	2,629,390

		23,297,668

Media - 1.4%
Cable One, Inc.	1,490	1,921,087
Nexstar Media Group, Inc., Class A	23,820	3,879,802
TechTarget, Inc. (A)	30,606	2,011,426
Thryv Holdings, Inc. (A) (B)	33,800	756,782

		8,569,097

Metals & Mining - 0.2%
Arconic Corp. (A)	39,541	1,109,125

Oil, Gas & Consumable Fuels - 3.4%
Alpha Metallurgical Resources, Inc.	9,000	1,162,170
APA Corp.	38,015	1,326,724
Arch Resources, Inc.	5,000	715,450
Magnolia Oil & Gas Corp., Class A	161,344	3,386,611
Matador Resources Co.	47,844	2,229,052
PBF Energy, Inc., Class A (A)	33,200	963,464
PDC Energy, Inc.	20,821	1,282,782
Range Resources Corp. (A)	58,318	1,443,370
SM Energy Co.	55,000	1,880,450
Targa Resources Corp.	30,745	1,834,554
Texas Pacific Land Corp.	2,567	3,819,747

		20,044,374

Paper & Forest Products - 0.4%
Louisiana-Pacific Corp.	49,666	2,602,995

Personal Products - 0.7%
BellRing Brands, Inc. (A)	54,409	1,354,240
Coty, Inc., Class A (A)	137,800	1,103,778
Inter Parfums, Inc.	22,298	1,629,092

		4,087,110

Pharmaceuticals - 1.1%
Amphastar Pharmaceuticals, Inc. (A)	10,700	372,253
Arvinas, Inc. (A)	20,486	862,256
Catalent, Inc. (A)	31,635	3,394,119
Pacira BioSciences, Inc. (A)	21,335	1,243,831
Supernus Pharmaceuticals, Inc. (A)	31,460	909,823

		6,782,282

Professional Services - 3.5%
ASGN, Inc. (A)	35,038	3,162,179
Booz Allen Hamilton Holding Corp.	32,524	2,938,869
CACI International, Inc., Class A (A)	17,662	4,976,798
CBIZ, Inc. (A)	33,800	1,350,648
Exponent, Inc.	55,923	5,115,277
Insperity, Inc.	34,035	3,397,714

		20,941,485

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Road & Rail - 1.4%
Landstar System, Inc.	15,748	$ 2,290,074
Saia, Inc. (A)	24,107	4,532,116
XPO Logistics, Inc. (A)	25,460	1,226,154

		8,048,344

Semiconductors & Semiconductor Equipment - 5.5%
Axcelis Technologies, Inc. (A)	28,845	1,581,860
Azenta, Inc.	40,491	2,919,401
Cirrus Logic, Inc. (A)	21,787	1,580,429
Diodes, Inc. (A)	33,320	2,151,472
Entegris, Inc.	22,789	2,099,551
FormFactor, Inc. (A)	71,227	2,758,622
Kulicke & Soffa Industries, Inc.	37,953	1,624,768
Lattice Semiconductor Corp. (A)	87,514	4,244,429
MaxLinear, Inc. (A)	56,331	1,914,127
MKS Instruments, Inc.	23,937	2,456,654
Monolithic Power Systems, Inc.	3,347	1,285,382
Onto Innovation, Inc. (A)	30,382	2,118,841
Power Integrations, Inc.	43,479	3,261,360
SiTime Corp. (A)	3,977	648,370
Synaptics, Inc. (A)	18,236	2,152,760

		32,798,026

Software - 9.3%
ACI Worldwide, Inc. (A)	58,818	1,522,798
Alarm.com Holdings, Inc. (A)	16,493	1,020,257
Altair Engineering, Inc., Class A (A)	19,078	1,001,595
Aspen Technology, Inc. (A)	6,238	1,145,796
Bill.com Holdings, Inc. (A)	762	83,774
Blackbaud, Inc. (A)	11,880	689,872
Box, Inc., Class A (A)	94,938	2,386,741
CDK Global, Inc.	53,800	2,946,626
CommVault Systems, Inc. (A)	24,135	1,518,092
Consensus Cloud Solutions, Inc. (A)	10,415	454,927
Descartes Systems Group, Inc. (A)	55,150	3,422,609
Digital Turbine, Inc. (A)	46,653	815,028
DoubleVerify Holdings, Inc. (A)	20,601	467,025
Envestnet, Inc. (A)	39,109	2,063,782
Fair Isaac Corp. (A)	8,016	3,213,614
Fortinet, Inc. (A)	33,525	1,896,845
Manhattan Associates, Inc. (A)	41,024	4,701,350
NCR Corp. (A)	73,498	2,286,523
Paylocity Holding Corp. (A)	12,043	2,100,540
PTC, Inc. (A)	19,599	2,084,158
Qualys, Inc. (A)	25,585	3,227,292
Rapid7, Inc. (A)	25,616	1,711,149
Sapiens International Corp. NV	74,165	1,794,051
SPS Commerce, Inc. (A)	34,089	3,853,761
SS&C Technologies Holdings, Inc.	33,561	1,948,887
Tenable Holdings, Inc. (A)	37,000	1,680,170
Teradata Corp. (A)	55,455	2,052,390
Tyler Technologies, Inc. (A)	5,934	1,972,936
Workiva, Inc. (A)	14,089	929,733

		54,992,321

Specialty Retail - 1.9%
Academy Sports & Outdoors, Inc. (B)	27,044	961,144
Asbury Automotive Group, Inc. (A)	7,305	1,237,029
Burlington Stores, Inc. (A) (B)	5,535	754,033
Dick’s Sporting Goods, Inc. (B)	14,510	1,093,619

	Shares	Value
COMMON STOCKS (continued)
Specialty Retail (continued)
Floor & Decor Holdings, Inc., Class A (A)	10,199	$ 642,129
Murphy USA, Inc.	13,955	3,249,701
National Vision Holdings, Inc. (A)	28,947	796,042
Penske Automotive Group, Inc.	12,300	1,287,687
RH (A)	1,613	342,375
Victoria’s Secret & Co. (A)	33,585	939,372

		11,303,131

Technology Hardware, Storage & Peripherals - 0.3%
Pure Storage, Inc., Class A (A)	60,497	1,555,378

Textiles, Apparel & Luxury Goods - 1.1%
Capri Holdings Ltd. (A)	55,823	2,289,301
Crocs, Inc. (A)	38,227	1,860,508
Deckers Outdoor Corp. (A)	10,139	2,588,994

		6,738,803

Trading Companies & Distributors - 1.2%
Herc Holdings, Inc.	16,186	1,459,168
McGrath RentCorp	9,316	708,016
SiteOne Landscape Supply, Inc. (A)	26,738	3,178,346
Watsco, Inc.	7,856	1,876,170

		7,221,700

Water Utilities - 0.3%
Middlesex Water Co.	18,807	1,648,998

Total Common Stocks (Cost $573,502,976)		581,049,472

MASTER LIMITED PARTNERSHIP - 0.3%
Independent Power & Renewable Electricity Producers - 0.3%
NextEra Energy Partners LP	19,428	1,440,780

Total Master Limited Partnership (Cost $1,543,891)		1,440,780

OTHER INVESTMENT COMPANY - 0.6%
Securities Lending Collateral - 0.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.54% (C)	3,857,351	3,857,351

Total Other Investment Company (Cost $3,857,351)		3,857,351

	Principal	Value
REPURCHASE AGREEMENT - 1.7%
Fixed Income Clearing Corp., 0.35% (C), dated 06/30/2022, to be repurchased at $10,109,948 on 07/01/2022. Collateralized by a U.S. Government Obligation, 3.00%, due 06/30/2024, and with a value of $10,312,106.	$ 10,109,850	10,109,850

Total Repurchase Agreement (Cost $10,109,850)		10,109,850

Total Investments (Cost $589,014,068)		596,457,453
Net Other Assets (Liabilities) - (0.4)%		(2,517,888)

Net Assets - 100.0%		$ 593,939,565

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$581,049,472	$—	$—	$581,049,472
Master Limited Partnership	1,440,780	—	—	1,440,780
Other Investment Company	3,857,351	—	—	3,857,351
Repurchase Agreement	—	10,109,850	—	10,109,850

Total Investments	$586,347,603	$10,109,850	$—	$596,457,453

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $13,741,645, collateralized by cash collateral of $3,857,351 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $10,214,087. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at June 30, 2022.
(D)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2022. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica T. Rowe Price Small Cap VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2022

(unaudited)

Assets:
Investments, at value (cost $578,904,218) (including securities loaned of $13,741,645)	$586,347,603
Repurchase agreement, at value (cost $10,109,850)	10,109,850
Receivables and other assets:
Investments sold	5,767,708
Net income from securities lending	2,154
Shares of beneficial interest sold	267,828
Dividends	200,091
Interest	98
Prepaid expenses	2,232

Total assets	602,697,564

Liabilities:
Cash collateral received upon return of:
Securities on loan	3,857,351
Payables and other liabilities:
Investments purchased	4,174,683
Shares of beneficial interest redeemed	82,266
Investment management fees	393,038
Distribution and service fees	71,125
Transfer agent costs	2,113
Trustees, CCO and deferred compensation fees	12,748
Audit and tax fees	14,075
Custody fees	18,631
Legal fees	12,212
Printing and shareholder reports fees	103,372
Other accrued expenses	16,385

Total liabilities	8,757,999

Net assets	$593,939,565

Net assets consist of:
Capital stock ($0.01 par value)	$448,232
Additional paid-in capital	324,290,083
Total distributable earnings (accumulated losses)	269,201,250

Net assets	$593,939,565

Net assets by class:
Initial Class	$259,381,773
Service Class	334,557,792

Shares outstanding:
Initial Class	18,585,194
Service Class	26,237,986

Net asset value and offering price per share:
Initial Class	$13.96
Service Class	12.75

STATEMENT OF OPERATIONS

For the period ended June 30, 2022

(unaudited)

Investment Income:
Dividend income	$1,670,123
Interest income	2,915
Net income from securities lending	15,900
Withholding taxes on foreign income	(8,714)

Total investment income	1,680,224

Expenses:
Investment management fees	2,740,530
Distribution and service fees:
Service Class	491,786
Transfer agent costs	4,519
Trustees, CCO and deferred compensation fees	13,484
Audit and tax fees	14,946
Custody fees	34,459
Legal fees	27,203
Printing and shareholder reports fees	34,846
Other	21,094

Total expenses	3,382,867

Net investment income (loss)	(1,702,643)

Net realized gain (loss) on:
Investments	30,536,654

Net change in unrealized appreciation (depreciation) on:
Investments	(258,267,960)

Net realized and change in unrealized gain (loss)	(227,731,306)

Net increase (decrease) in net assets resulting from operations	$(229,433,949)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica T. Rowe Price Small Cap VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2022 (unaudited)	December 31, 2021
From operations:
Net investment income (loss)	$(1,702,643)	$(5,571,847)
Net realized gain (loss)	30,536,654	239,182,826
Net change in unrealized appreciation (depreciation)	(258,267,960)	(115,592,307)

Net increase (decrease) in net assets resulting from operations	(229,433,949)	118,018,672

Dividends and/or distributions to shareholders:
Initial Class	—	(52,397,853)
Service Class	—	(50,678,577)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(103,076,430)

Capital share transactions:
Proceeds from shares sold:
Initial Class	10,625,255	33,160,724
Service Class	7,575,952	34,701,580

	18,201,207	67,862,304

Dividends and/or distributions reinvested:
Initial Class	—	52,397,853
Service Class	—	50,678,577

	—	103,076,430

Cost of shares redeemed:
Initial Class	(96,851,501)	(410,571,387)
Service Class	(26,201,559)	(61,015,951)

	(123,053,060)	(471,587,338)

Net increase (decrease) in net assets resulting from capital share transactions	(104,851,853)	(300,648,604)

Net increase (decrease) in net assets	(334,285,802)	(285,706,362)

Net assets:
Beginning of period/year	928,225,367	1,213,931,729

End of period/year	$593,939,565	$928,225,367

Capital share transactions - shares:
Shares issued:
Initial Class	659,056	1,711,190
Service Class	504,130	1,922,669

	1,163,186	3,633,859

Shares reinvested:
Initial Class	—	2,838,454
Service Class	—	2,998,732

	—	5,837,186

Shares redeemed:
Initial Class	(5,680,040)	(20,998,510)
Service Class	(1,836,906)	(3,403,381)

	(7,516,946)	(24,401,891)

Net increase (decrease) in shares outstanding:
Initial Class	(5,020,984)	(16,448,866)
Service Class	(1,332,776)	1,518,020

	(6,353,760)	(14,930,846)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica T. Rowe Price Small Cap VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2022 (unaudited)		December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017
Net asset value, beginning of period/year	$19.01		$18.92	$16.42	$13.79	$15.59	$13.59

Investment operations:
Net investment income (loss) (A)	(0.03)		(0.08)	(0.04)	(0.03)	(0.04)	(0.03)
Net realized and unrealized gain (loss)	(5.02)		2.17	3.68	4.42	(0.91)	2.95

Total investment operations	(5.05)		2.09	3.64	4.39	(0.95)	2.92

Dividends and/or distributions to shareholders:
Net realized gains	—		(2.00)	(1.14)	(1.76)	(0.85)	(0.92)

Net asset value, end of period/year	$13.96		$19.01	$18.92	$16.42	$13.79	$15.59

Total return	(26.56	)%(B)	11.37%	23.56%	32.77%	(7.08)%	22.39%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$259,382		$448,767	$757,843	$649,477	$539,421	$590,699
Expenses to average net assets	0.82	%(C)	0.81%	0.81%	0.81%	0.81%	0.81%
Net investment income (loss) to average net assets	(0.35	)%(C)	(0.43)%	(0.26)%	(0.19)%	(0.27)%	(0.21)%
Portfolio turnover rate	16	%(B)	28%	39%	21%	29%	21%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2022 (unaudited)		December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017
Net asset value, beginning of period/year	$17.39		$17.51	$15.31	$12.99	$14.76	$12.95

Investment operations:
Net investment income (loss) (A)	(0.04)		(0.12)	(0.07)	(0.06)	(0.08)	(0.06)
Net realized and unrealized gain (loss)	(4.60)		2.00	3.41	4.14	(0.84)	2.79

Total investment operations	(4.64)		1.88	3.34	4.08	(0.92)	2.73

Dividends and/or distributions to shareholders:
Net realized gains	—		(2.00)	(1.14)	(1.76)	(0.85)	(0.92)

Net asset value, end of period/year	$12.75		$17.39	$17.51	$15.31	$12.99	$14.76

Total return	(26.68	)%(B)	11.08%	23.30%	32.39%	(7.28)%	22.02%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$334,558		$479,458	$456,089	$368,301	$250,801	$292,932
Expenses to average net assets	1.07	%(C)	1.06%	1.06%	1.06%	1.06%	1.06%
Net investment income (loss) to average net assets	(0.59	)%(C)	(0.67)%	(0.51)%	(0.43)%	(0.52)%	(0.46)%
Portfolio turnover rate	16	%(B)	28%	39%	21%	29%	21%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica T. Rowe Price Small Cap VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2022

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica T. Rowe Price Small Cap VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica T. Rowe Price Small Cap VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

1. ORGANIZATION (continued)

period ended June 30, 2022, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2022 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica T. Rowe Price Small Cap VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

3. INVESTMENT VALUATION (continued)

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities and Master limited partnerships: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2022, if any, are identified within the Schedule of Investments.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica T. Rowe Price Small Cap VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2022, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2022.

Repurchase agreements at June 30, 2022, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust – Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2022, if any, are shown on a gross basis within the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica T. Rowe Price Small Cap VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2022.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$3,857,351	$—	$—	$—	$3,857,351
Total Borrowings	$3,857,351	$—	$—	$—	$3,857,351

6. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities and other assets may go up or down, sometimes sharply and unpredictably, due to general market conditions, overall economic trends or events, inflation, changes in interest rates, government actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by wars, tariffs, trade disputes or other factors, political developments, investor sentiment, the global and domestic effects of a pandemic or other health emergency, and other factors that may or may not be related to the issuer of the security or other asset. The market prices of securities and other assets also may go down due to events or conditions that affect particular sectors, industries, issuers, or geographies. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets. If the value of the Portfolio’s securities and assets fall, the value of your investment will go down. The Portfolio may experience a substantial or complete loss on any individual security or asset.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, the imposition of economic sanctions, public health events (such as the spread of infectious disease), wars, terrorism, cybersecurity events, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. In the past decade, financial markets throughout the world have experienced increased volatility and decreased liquidity. These conditions may continue or worsen. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down. Securities markets may also be susceptible to market manipulation or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or adversely affect the value of securities traded in these markets, including the Portfolio’s securities.

The pandemic of the novel coronavirus respiratory disease designated COVID-19 has resulted in economic downturns throughout the world, severe losses, particularly to some sectors of the economy and individual issuers, and reduced liquidity of many instruments. There also have been significant disruptions to business operations, including business closures; strained healthcare systems; disruptions to supply chains and employee availability; large fluctuations in consumer demand; and widespread uncertainty regarding the duration and long-term effects of the pandemic. Economic downturns may be prolonged, and political and social instability, continued volatility and decreased liquidity in the securities markets may result. Developing or emerging market countries may be more impacted by the pandemic.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. These and other government intervention into the economy and financial markets may not work as intended. In addition, government actions to mitigate the economic impact of the pandemic have resulted in large expansion of government deficits and debt, the long-term consequences of which are not known. Rates of inflation have recently risen, which could adversely affect economies and markets. The pandemic could continue to adversely affect the value and liquidity of the Portfolio’s investments.

Europe: A number of countries in Europe have experienced severe economic and financial difficulties; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen or spread within or outside Europe. Responses to the financial problems by European governments, central banks and others may not work, may result in conflicts and social unrest and may limit future growth and economic recovery or have other unintended consequences. In January, 2020, through “Brexit,” the United Kingdom withdrew from the European Union. The ramifications of Brexit

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica T. Rowe Price Small Cap VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

6. RISK FACTORS (continued)

are unknown, and the implications of possible political, regulatory, economic, and market outcomes could be significant. The United Kingdom has one of the largest economies in Europe and is a major trading partner with European Union countries and the United States. Brexit may create additional and substantial economic stresses for the United Kingdom, including a contraction of the United Kingdom’s economy, decreased trade, capital outflows, devaluation of the British pound, and a decrease in business and consumer spending and investment. The negative impact on not only the United Kingdom and European Union economies but also the broader global economy could be significant. A number of countries in Europe have suffered terror attacks, and additional attacks may occur in the future. Europe has also been struggling with mass migration from the Middle East, Eastern Europe and Africa. The ultimate effects of these events and other socio-political or geopolitical issues could profoundly affect global economies and markets. Whether or not the Portfolio invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of the Portfolio’s investments.

Additional Market Disruption: Russia’s invasion of Ukraine in February, 2022, the resulting responses by the United States and other countries, and the potential for wider conflict, have increased and may continue to increase volatility and uncertainty in financial markets worldwide. The United States and other countries have imposed broad-ranging economic sanctions on Russia and Russian entities and individuals, and may impose additional sanctions, including on other countries that provide military or economic support to Russia. These sanctions, among other things, restrict companies from doing business with Russia and Russian issuers, and may adversely affect companies with economic or financial exposure to Russia and Russian issuers. The extent and duration of Russia’s military actions and the repercussions of such actions are not known. The invasion may widen beyond Ukraine and may escalate, including through retaliatory actions and cyberattacks by Russia and even other countries. These events may result in further and significant market disruptions and may adversely affect regional and global economies including those of Europe and the United States. Certain industries and markets, such as those involving oil, natural gas and other commodities, as well as global supply chains, may be particularly adversely affected. Whether or not the Portfolio invests in securities of issuers located in Russia, Ukraine and adjacent countries or with significant exposure to issuers in these countries, these events could negatively affect the value and liquidity of the Portfolio’s investments.

Model and data risk: If quantitative models, algorithms or calculations (whether proprietary and developed by the sub-adviser or supplied by third parties) (“Models”) or information or data supplied by third parties (“Data”) prove to be incorrect or incomplete, any decisions made, in whole or part, in reliance thereon expose the Portfolio to additional risks. Models can be predictive in nature. The use of predictive Models has inherent risks. The success of relying on or otherwise using Models depends on a number of factors, including the validity, accuracy and completeness of the Model’s development, implementation and maintenance, the Model’s assumptions, factors, algorithms and methodologies, and the accuracy and reliability of the supplied historical or other Data. Models rely on, among other things, correct and complete Data inputs. If incorrect Data is entered into even a well-founded Model, the resulting information will be incorrect. However, even if Data is input correctly, Model prices may differ substantially from market prices, especially for securities with complex characteristics. Investments selected with the use of Models may perform differently than expected as a result of the design of the Model, inputs into the Model or other factors. There also can be no assurance that the use of Models will result in effective investment decisions for the Portfolio.

Growth stocks risk: Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks typically are particularly sensitive to market movements and may involve larger price swings because their market prices tend to reflect future expectations. When it appears those expectations may not be met, the prices of growth securities typically fall. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

7. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica T. Rowe Price Small Cap VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee, CCO and deferred compensation fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM at an annual rate of 0.78% of daily average net assets.

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net assets. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.93%	May 1, 2023
Service Class	1.18	May 1, 2023

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2022 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2022, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2023. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica T. Rowe Price Small Cap VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Technology Holdings, Inc (“SS&C”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C related to applicable sub-transfer agency services. For the period ended June 30, 2022, (i) the expenses paid to SS&C by the Portfolio are referred to as Transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C by the Portfolio are referred to as Transfer agent costs within the Statement of Assets and Liabilities.

Deferred compensation plan: Effective September 23, 2021, the Board has approved the termination of the deferred compensation plan. Payments will be made to applicable current and former Board members consistent with Section 409A of the Code. Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2022, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2022.

8. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2022, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 113,787,151	$ —	$ 222,983,455	$ —

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2022, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 589,014,068	$ 95,428,897	$ (87,985,512)	$ 7,443,385

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica T. Rowe Price Small Cap VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 15-16, 2022, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica T. Rowe Price Small Cap VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and T. Rowe Price Associates, Inc. (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2023.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative fee, expense, and performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica T. Rowe Price Small Cap VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2021. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 1-year period, in line with the median for the past 10-year period and below the median for the past 3- and 5-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was below its benchmark for the past 1-, 3-, 5- and 10-year periods.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was in line with the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the median for its peer group and in line with the median for its peer universe. The Trustees and TAM agreed upon the addition of two breakpoints to the Portfolio’s management fee schedule. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica T. Rowe Price Small Cap VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Trustees noted that the Portfolio’s management fee schedule does not contain breakpoints and determined that, based on all of the information provided, breakpoints were not warranted at this time. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica TS&W International Equity VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2022, and held for the entire six-month period until June 30, 2022.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period (B)	Ending Account Value June 30, 2022	Expenses Paid During Period (B)	Net Annualized Expense Ratio
Initial Class	$1,000.00	$810.50	$3.82	$1,020.60	$4.26	0.85%
Service Class	1,000.00	809.20	4.93	1,019.30	5.51	1.10

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2022

(unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks	98.8%
Other Investment Company	4.1
Repurchase Agreement	0.7
Net Other Assets (Liabilities)	(3.6)
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica TS&W International Equity VP

SCHEDULE OF INVESTMENTS

At June 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS - 98.8%
Australia - 4.0%
BHP Group Ltd., ADR (A)	14,400	$808,992
BHP Group Ltd.	18,200	521,132
Lendlease Corp. Ltd. (A)	118,300	745,165
Macquarie Group Ltd.	15,900	1,810,309
Santos Ltd.	376,400	1,908,415
Woodside Energy Group Ltd. (A)	19,483	428,207

		6,222,220

Austria - 0.2%
ams-OSRAM AG (B)	29,800	269,600

Belgium - 2.9%
Anheuser-Busch InBev SA	42,200	2,272,552
Groupe Bruxelles Lambert SA	13,600	1,140,080
KBC Group NV	20,400	1,147,724

		4,560,356

Canada - 0.5%
TFI International, Inc. (A)	10,300	826,833

Finland - 1.1%
Nokia OYJ	373,600	1,731,654

France - 9.5%
Amundi SA (C)	17,300	952,487
Capgemini SE	8,698	1,500,058
Cie de Saint-Gobain	17,200	743,199
Dassault Aviation SA	5,845	912,771
Engie SA	228,100	2,641,161
Rexel SA (B)	44,300	684,523
Sanofi	25,668	2,588,516
TotalEnergies SE	37,500	1,973,886
Ubisoft Entertainment SA (B)	17,300	762,987
Veolia Environnement SA (A)	92,256	2,261,498

		15,021,086

Germany - 10.5%
Allianz SE	5,641	1,081,437
BASF SE	35,700	1,561,955
Bayer AG	12,226	730,092
Deutsche Boerse AG	11,500	1,931,157
Deutsche Post AG	52,100	1,967,094
Fresenius SE & Co. KGaA	58,000	1,763,879
HeidelbergCement AG	34,500	1,665,705
Infineon Technologies AG	56,785	1,381,324
SAP SE	21,900	1,996,194
Siemens AG	17,907	1,840,777
Talanx AG (B)	16,400	626,885

		16,546,499

Hong Kong - 2.5%
CK Asset Holdings Ltd.	189,100	1,343,615
CK Hutchison Holdings Ltd.	373,100	2,531,108

		3,874,723

Ireland - 3.7%
AerCap Holdings NV (B)	30,300	1,240,482
AIB Group PLC (A)	469,300	1,071,088
DCC PLC	25,100	1,561,635
Ryanair Holdings PLC, ADR (B)	1,985	133,491
Smurfit Kappa Group PLC	54,421	1,835,188

		5,841,884

	Shares	Value
COMMON STOCKS (continued)
Israel - 1.0%
Check Point Software Technologies Ltd. (B)	13,300	$ 1,619,674

Italy - 0.3%
Prysmian SpA	18,835	517,452

Japan - 20.1%
Astellas Pharma, Inc.	111,900	1,745,830
Denka Co. Ltd.	24,760	599,979
FANUC Corp.	9,200	1,442,001
Fujitsu Ltd.	9,910	1,240,017
Hitachi Ltd.	43,140	2,052,171
Kirin Holdings Co. Ltd. (A)	73,500	1,161,082
Kyocera Corp.	32,400	1,731,986
Nintendo Co. Ltd.	4,900	2,107,276
Olympus Corp.	67,500	1,367,900
ORIX Corp.	130,400	2,185,482
Rakuten Group, Inc. (A)	221,900	1,003,344
SBI Holdings, Inc.	66,900	1,307,200
Sega Sammy Holdings, Inc.	44,600	716,379
Seven & i Holdings Co. Ltd.	60,700	2,355,183
Sony Group Corp.	46,300	3,776,078
Square Enix Holdings Co. Ltd.	26,400	1,171,810
Sumitomo Mitsui Financial Group, Inc. (A)	69,400	2,062,922
Toshiba Corp.	34,550	1,403,776
Toyota Industries Corp.	34,900	2,164,054

		31,594,470

Luxembourg - 0.8%
ArcelorMittal SA	55,000	1,233,396

Netherlands - 3.6%
ASML Holding NV	2,900	1,370,070
EXOR NV	8,300	518,667
Heineken Holding NV	26,243	1,906,412
Koninklijke Philips NV	28,895	619,755
NXP Semiconductors NV	8,500	1,258,255

		5,673,159

Norway - 1.5%
DNB Bank ASA	63,500	1,149,576
Mowi ASA	54,600	1,248,575

		2,398,151

Republic of Korea - 1.5%
Samsung Electronics Co. Ltd.	54,000	2,381,797

Singapore - 1.4%
DBS Group Holdings Ltd.	106,200	2,272,403

Sweden - 2.8%
Essity AB, Class B	54,300	1,419,433
Husqvarna AB, B Shares	37,800	278,617
Investor AB, B Shares	61,512	1,014,441
Lundin Energy AB (A)	19,600	797,639
Volvo AB, B Shares	60,449	940,549

		4,450,679

Switzerland - 12.1%
ABB Ltd.	67,600	1,812,908
Alcon, Inc.	4,600	322,559
Cie Financiere Richemont SA, Class A	13,800	1,484,370
Glencore PLC	274,000	1,484,103
Nestle SA	33,476	3,912,430
Novartis AG	33,380	2,829,976

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica TS&W International Equity VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Switzerland (continued)
Roche Holding AG	9,332	$ 3,119,686
Siemens Energy AG (B)	65,453	964,669
UBS Group AG	194,300	3,141,196

		19,071,897

United Kingdom - 18.8%
Ashtead Group PLC	26,800	1,127,437
Aviva PLC	198,465	972,134
Barratt Developments PLC	109,200	610,828
BP PLC	377,300	1,771,610
British Land Co. PLC, REIT	38,700	211,703
Bunzl PLC	38,300	1,271,971
Burberry Group PLC	20,600	413,266
CNH Industrial NV	110,000	1,272,188
Entain PLC (B)	42,200	642,185
GSK PLC	77,600	1,672,403
Imperial Brands PLC	28,199	631,311
Inchcape PLC	81,687	694,177
Informa PLC (B)	175,204	1,131,925
Kingfisher PLC (A)	468,500	1,400,104
Liberty Global PLC, Class C (B)	65,095	1,437,949
Linde PLC	6,100	1,753,933
Lloyds Banking Group PLC	3,663,500	1,884,895
Melrose Industries PLC	707,410	1,297,567
Persimmon PLC	42,400	964,680
Reckitt Benckiser Group PLC	27,700	2,083,380
Smith & Nephew PLC	117,400	1,641,813
Tesco PLC	580,574	1,809,419
Unilever PLC	63,793	2,907,672

		29,604,550

Total Common Stocks (Cost $163,423,949)		155,712,483

	Shares	Value
OTHER INVESTMENT COMPANY - 4.1%
Securities Lending Collateral - 4.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.54% (D)	6,519,398	$ 6,519,398

Total Other Investment Company (Cost $6,519,398)		6,519,398

	Principal	Value
REPURCHASE AGREEMENT - 0.7%
Fixed Income Clearing Corp., 0.35% (D), dated 06/30/2022, to be repurchased at $1,068,870 on 07/01/2022. Collateralized by a U.S. Government Obligation, 3.00%, due 06/30/2024, and with a value of $1,090,306.	$ 1,068,859	1,068,859

Total Repurchase Agreement (Cost $1,068,859)		1,068,859

Total Investments (Cost $171,012,206)		163,300,740
Net Other Assets (Liabilities) - (3.6)%		(5,662,836)

Net Assets - 100.0%		$ 157,637,904

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Pharmaceuticals	7.8%	$12,686,503
Industrial Conglomerates	6.5	10,687,034
Banks	5.9	9,588,608
Capital Markets	5.6	9,142,349
Oil, Gas & Consumable Fuels	4.2	6,879,757
Machinery	3.7	6,097,409
Household Durables	3.3	5,351,586
Beverages	3.3	5,340,046
Food Products	3.2	5,161,005
Multi-Utilities	3.0	4,902,659
Diversified Financial Services	3.0	4,858,670
Semiconductors & Semiconductor Equipment	2.6	4,279,249
Food & Staples Retailing	2.5	4,164,602
Metals & Mining	2.5	4,047,623
Entertainment	2.5	4,042,073
Health Care Equipment & Supplies	2.4	3,952,027
Chemicals	2.4	3,915,867
Software	2.2	3,615,868
Household Products	2.1	3,502,813
Electrical Equipment	2.0	3,295,029

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica TS&W International Equity VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments	Value
Trading Companies & Distributors	2.0%	$3,196,976
Personal Products	1.8	2,907,672
IT Services	1.7	2,740,075
Insurance	1.6	2,680,456
Technology Hardware, Storage & Peripherals	1.5	2,381,797
Real Estate Management & Development	1.3	2,088,780
Air Freight & Logistics	1.2	1,967,094
Textiles, Apparel & Luxury Goods	1.2	1,897,636
Containers & Packaging	1.1	1,835,188
Health Care Providers & Services	1.1	1,763,879
Electronic Equipment, Instruments & Components	1.1	1,731,986
Communications Equipment	1.1	1,731,654
Construction Materials	1.0	1,665,705
Diversified Telecommunication Services	0.9	1,437,949
Specialty Retail	0.8	1,400,104
Media	0.7	1,131,925
Commercial Services & Supplies	0.7	1,127,437
Internet & Direct Marketing Retail	0.6	1,003,344
Aerospace & Defense	0.6	912,771
Road & Rail	0.5	826,833
Building Products	0.4	743,199
Leisure Products	0.4	716,379
Distributors	0.4	694,177
Hotels, Restaurants & Leisure	0.4	642,185
Tobacco	0.4	631,311
Equity Real Estate Investment Trusts	0.1	211,703
Airlines	0.1	133,491

Investments	95.4	155,712,483
Short-Term Investments	4.6	7,588,257

Total Investments	100.0%	$163,300,740

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$9,079,609	$146,632,874	$—	$155,712,483
Other Investment Company	6,519,398	—	—	6,519,398
Repurchase Agreement	—	1,068,859	—	1,068,859

Total Investments	$15,599,007	$147,701,733	$—	$163,300,740

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $10,310,744, collateralized by cash collateral of $6,519,398 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $4,311,315. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing securities.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica TS&W International Equity VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(C)	Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2022, the value of the 144A security is $952,487, representing 0.6% of the Portfolio’s net assets.
(D)	Rates disclosed reflect the yields at June 30, 2022.
(E)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2022. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica TS&W International Equity VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2022

(unaudited)

Assets:
Investments, at value (cost $169,943,347) (including securities loaned of $10,310,744)	$162,231,881
Repurchase agreement, at value (cost $1,068,859)	1,068,859
Foreign currency, at value (cost $152,507)	153,757
Receivables and other assets:
Investments sold	60,702
Net income from securities lending	1,008
Shares of beneficial interest sold	37,084
Dividends	264,004
Interest	10
Tax reclaims	626,107
Prepaid expenses	754

Total assets	164,444,166

Liabilities:
Cash collateral received upon return of:
Securities on loan	6,519,398
Payables and other liabilities:
Investments purchased	72,503
Shares of beneficial interest redeemed	24,303
Due to custodian	280
Investment management fees	105,896
Distribution and service fees	13,098
Transfer agent costs	397
Trustees, CCO and deferred compensation fees	2,310
Audit and tax fees	11,344
Custody fees	25,107
Legal fees	1,246
Printing and shareholder reports fees	24,563
Other accrued expenses	5,817

Total liabilities	6,806,262

Net assets	$157,637,904

Net assets consist of:
Capital stock ($0.01 par value)	$121,762
Additional paid-in capital	152,644,330
Total distributable earnings (accumulated losses)	4,871,812

Net assets	$157,637,904

Net assets by class:
Initial Class	$98,668,121
Service Class	58,969,783

Shares outstanding:
Initial Class	7,588,472
Service Class	4,587,714

Net asset value and offering price per share:
Initial Class	$13.00
Service Class	12.85

STATEMENT OF OPERATIONS

For the period ended June 30, 2022

(unaudited)

Investment Income:
Dividend income	$4,678,000
Interest income	184
Net income from securities lending	23,432
Withholding taxes on foreign income	(413,470)

Total investment income	4,288,146

Expenses:
Investment management fees	705,535
Distribution and service fees:
Service Class	87,913
Transfer agent costs	1,046
Trustees, CCO and deferred compensation fees	3,234
Audit and tax fees	11,469
Custody fees	38,620
Legal fees	5,396
Printing and shareholder reports fees	7,925
Other	7,521

Total expenses	868,659

Net investment income (loss)	3,419,487

Net realized gain (loss) on:
Investments	1,108,777
Foreign currency transactions	(18,462)

Net realized gain (loss)	1,090,315

Net change in unrealized appreciation (depreciation) on:
Investments	(42,567,139)
Translation of assets and liabilities denominated in foreign currencies	(44,387)

Net change in unrealized appreciation (depreciation)	(42,611,526)

Net realized and change in unrealized gain (loss)	(41,521,211)

Net increase (decrease) in net assets resulting from operations	$(38,101,724)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica TS&W International Equity VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2022 (unaudited)	December 31, 2021
From operations:
Net investment income (loss)	$3,419,487	$3,810,844
Net realized gain (loss)	1,090,315	15,283,009
Net change in unrealized appreciation (depreciation)	(42,611,526)	6,013,812

Net increase (decrease) in net assets resulting from operations	(38,101,724)	25,107,665

Dividends and/or distributions to shareholders:
Initial Class	—	(2,357,268)
Service Class	—	(1,259,099)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(3,616,367)

Capital share transactions:
Proceeds from shares sold:
Initial Class	1,730,207	5,212,959
Service Class	3,885,608	11,194,617

	5,615,815	16,407,576

Dividends and/or distributions reinvested:
Initial Class	—	2,357,268
Service Class	—	1,259,099

	—	3,616,367

Cost of shares redeemed:
Initial Class	(4,572,067)	(23,233,652)
Service Class	(8,122,154)	(10,439,777)

	(12,694,221)	(33,673,429)

Net increase (decrease) in net assets resulting from capital share transactions	(7,078,406)	(13,649,486)

Net increase (decrease) in net assets	(45,180,130)	7,841,812

Net assets:
Beginning of period/year	202,818,034	194,976,222

End of period/year	$157,637,904	$202,818,034

Capital share transactions - shares:
Shares issued:
Initial Class	113,380	331,570
Service Class	258,899	720,214

	372,279	1,051,784

Shares reinvested:
Initial Class	—	148,256
Service Class	—	79,943

	—	228,199

Shares redeemed:
Initial Class	(309,346)	(1,494,138)
Service Class	(577,976)	(680,709)

	(887,322)	(2,174,847)

Net increase (decrease) in shares outstanding:
Initial Class	(195,966)	(1,014,312)
Service Class	(319,077)	119,448

	(515,043)	(894,864)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica TS&W International Equity VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2022 (unaudited)		December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017
Net asset value, beginning of period/year	$16.04		$14.40	$13.95	$11.90	$14.43	$12.00

Investment operations:
Net investment income (loss) (A)	0.28		0.31	0.20	0.30	0.29	0.36
Net realized and unrealized gain (loss)	(3.32)		1.62	0.65	2.15	(2.49)	2.37

Total investment operations	(3.04)		1.93	0.85	2.45	(2.20)	2.73

Dividends and/or distributions to shareholders:
Net investment income	—		(0.29)	(0.40)	(0.19)	(0.33)	(0.30)
Net realized gains	—		—	—	(0.21)	—	—

Total dividends and/or distributions to shareholders	—		(0.29)	(0.40)	(0.40)	(0.33)	(0.30)

Net asset value, end of period/year	$13.00		$16.04	$14.40	$13.95	$11.90	$14.43

Total return	(18.95	)%(B)	13.41%	6.54%	21.06%	(15.52)%	22.91%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$98,668		$124,895	$126,686	$133,161	$125,396	$88,588
Expenses to average net assets	0.85	%(C)	0.85%	0.88%	0.84%	0.90%	0.93%
Net investment income (loss) to average net assets	3.82	%(C)	1.97%	1.59%	2.28%	2.11%	2.67%
Portfolio turnover rate	7	%(B)	19%	20%	16%	32%	24%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2022 (unaudited)		December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017
Net asset value, beginning of period/year	$15.88		$14.26	$13.83	$11.80	$14.31	$11.90

Investment operations:
Net investment income (loss) (A)	0.26		0.26	0.16	0.26	0.27	0.31
Net realized and unrealized gain (loss)	(3.29)		1.62	0.64	2.13	(2.48)	2.37

Total investment operations	(3.03)		1.88	0.80	2.39	(2.21)	2.68

Dividends and/or distributions to shareholders:
Net investment income	—		(0.26)	(0.37)	(0.15)	(0.30)	(0.27)
Net realized gains	—		—	—	(0.21)	—	—

Total dividends and/or distributions to shareholders	—		(0.26)	(0.37)	(0.36)	(0.30)	(0.27)

Net asset value, end of period/year	$12.85		$15.88	$14.26	$13.83	$11.80	$14.31

Total return	(19.08	)%(B)	13.20%	6.20%	20.74%	(15.70)%	22.66%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$58,970		$77,923	$68,290	$57,952	$45,879	$57,981
Expenses to average net assets	1.10	%(C)	1.10%	1.13%	1.09%	1.15%	1.18%
Net investment income (loss) to average net assets	3.59	%(C)	1.67%	1.28%	2.01%	1.98%	2.28%
Portfolio turnover rate	7	%(B)	19%	20%	16%	32%	24%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica TS&W International Equity VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2022

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica TS&W International Equity VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica TS&W International Equity VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

1. ORGANIZATION (continued)

services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2022, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Cash overdraft: The Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the Federal Funds Rate.

Payables, if any, are reflected as Due to custodian within the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts are reflected in Custody fees within the Statement of Operations. Expenses, if any, from foreign cash overdrafts are reflected in Other expenses within the Statement of Operations.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica TS&W International Equity VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the period ended June 30, 2022, commissions recaptured are $1,664.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica TS&W International Equity VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

3. INVESTMENT VALUATION (continued)

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2022, if any, are identified within the Schedule of Investments.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2022, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolios purchase a security and simultaneously commit to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolios’ custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolios will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolios and their counterparties that provide for the net settlement of all transactions and collateral with the Portfolios, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2022.

Repurchase agreements at June 30, 2022, if any, are included within the Schedule of Investments.

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica TS&W International Equity VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust – Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2022, if any, are shown on a gross basis within the Schedule of Investments.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2022.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$6,519,398	$ —	$—	$—	$6,519,398
Total Borrowings	$6,519,398	$—	$—	$—	$6,519,398

6. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities and other assets may go up or down, sometimes sharply and unpredictably, due to general market conditions, overall economic trends or events, inflation, changes in interest rates, government actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by wars, tariffs, trade disputes or other factors, political developments, investor sentiment, the global and domestic effects of a pandemic or other health emergency, and other factors that may or may not be related to the issuer of the security or other asset. The market prices of securities and other assets also may go down due to events or conditions that affect particular sectors, industries, issuers, or geographies. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets. If the value of the Portfolio’s securities and assets fall, the value of your investment will go down. The Portfolio may experience a substantial or complete loss on any individual security or asset.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, the imposition of economic sanctions, public health events (such as the spread of infectious disease), wars, terrorism, cybersecurity events, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. In the past decade, financial markets throughout the world have experienced increased volatility and decreased liquidity. These conditions may continue or worsen. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down. Securities markets may also be susceptible to market manipulation or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or adversely affect the value of securities traded in these markets, including the Portfolio’s securities.

The pandemic of the novel coronavirus respiratory disease designated COVID-19 has resulted in economic downturns throughout the world, severe losses, particularly to some sectors of the economy and individual issuers, and reduced liquidity of many instruments. There also have been significant disruptions to business operations, including business closures; strained healthcare systems;

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica TS&W International Equity VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

6. RISK FACTORS (continued)

disruptions to supply chains and employee availability; large fluctuations in consumer demand; and widespread uncertainty regarding the duration and long-term effects of the pandemic. Economic downturns may be prolonged, and political and social instability, continued volatility and decreased liquidity in the securities markets may result. Developing or emerging market countries may be more impacted by the pandemic.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. These and other government intervention into the economy and financial markets may not work as intended. In addition, government actions to mitigate the economic impact of the pandemic have resulted in large expansion of government deficits and debt, the long-term consequences of which are not known. Rates of inflation have recently risen, which could adversely affect economies and markets. The pandemic could continue to adversely affect the value and liquidity of the Portfolio’s investments.

Europe: A number of countries in Europe have experienced severe economic and financial difficulties; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen or spread within or outside Europe. Responses to the financial problems by European governments, central banks and others may not work, may result in conflicts and social unrest and may limit future growth and economic recovery or have other unintended consequences. In January, 2020, through “Brexit,” the United Kingdom withdrew from the European Union. The ramifications of Brexit are unknown, and the implications of possible political, regulatory, economic, and market outcomes could be significant. The United Kingdom has one of the largest economies in Europe and is a major trading partner with European Union countries and the United States. Brexit may create additional and substantial economic stresses for the United Kingdom, including a contraction of the United Kingdom’s economy, decreased trade, capital outflows, devaluation of the British pound, and a decrease in business and consumer spending and investment. The negative impact on not only the United Kingdom and European Union economies but also the broader global economy could be significant. A number of countries in Europe have suffered terror attacks, and additional attacks may occur in the future. Europe has also been struggling with mass migration from the Middle East, Eastern Europe and Africa. The ultimate effects of these events and other socio-political or geopolitical issues could profoundly affect global economies and markets. Whether or not the Portfolio invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of the Portfolio’s investments.

Additional Market Disruption: Russia’s invasion of Ukraine in February, 2022, the resulting responses by the United States and other countries, and the potential for wider conflict, have increased and may continue to increase volatility and uncertainty in financial markets worldwide. The United States and other countries have imposed broad-ranging economic sanctions on Russia and Russian entities and individuals, and may impose additional sanctions, including on other countries that provide military or economic support to Russia. These sanctions, among other things, restrict companies from doing business with Russia and Russian issuers, and may adversely affect companies with economic or financial exposure to Russia and Russian issuers. The extent and duration of Russia’s military actions and the repercussions of such actions are not known. The invasion may widen beyond Ukraine and may escalate, including through retaliatory actions and cyberattacks by Russia and even other countries. These events may result in further and significant market disruptions and may adversely affect regional and global economies including those of Europe and the United States. Certain industries and markets, such as those involving oil, natural gas and other commodities, as well as global supply chains, may be particularly adversely affected. Whether or not the Portfolio invests in securities of issuers located in Russia, Ukraine and adjacent countries or with significant exposure to issuers in these countries, these events could negatively affect the value and liquidity of the Portfolio’s investments.

Value investing risk: The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. The value approach to investing involves the risk that stocks may remain undervalued, undervaluation may become more severe, or perceived undervaluation may actually represent intrinsic value. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.

Foreign investment risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the Portfolio’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica TS&W International Equity VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee, CCO and deferred compensation fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints	Rate
First $250 million	0.77%
Over $250 million up to $1 billion	0.74
Over $1 billion up to $2 billion	0.72
Over $2 billion up to $6 billion	0.69
Over $6 billion up to $8 billion	0.68
Over $8 billion	0.66

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net assets. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.92%	May 1, 2023
Service Class	1.17	May 1, 2023

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2022 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/ or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2022, there are no amounts available for recapture by TAM.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica TS&W International Equity VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2023. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Technology Holdings, Inc (“SS&C”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C related to applicable sub-transfer agency services. For the period ended June 30, 2022, (i) the expenses paid to SS&C by the Portfolio are referred to as Transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C by the Portfolio are referred to as Transfer agent costs within the Statement of Assets and Liabilities.

Deferred compensation plan: Effective September 23, 2021, the Board has approved the termination of the deferred compensation plan. Payments will be made to applicable current and former Board members consistent with Section 409A of the Code. Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2022, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2022.

8. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2022, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 12,623,920	$ —	$ 17,298,738	$ —

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica TS&W International Equity VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)

Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2022, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 171,012,206	$ 15,849,603	$ (23,561,069)	$ (7,711,466)

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica TS&W International Equity VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 15-16, 2022, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica TS&W International Equity VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Thompson, Siegel & Walmsley LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2023.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative fee, expense, and performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica TS&W International Equity VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2021. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was above its benchmark for the past 1-year period and below its benchmark for the past 3-, 5- and 10-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on May 1, 2013 pursuant to its current investment objective and investment strategies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were below the median for its peer group and in line with the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders. The Trustees noted that they had previously approved a reduction to the Portfolio’s management fee schedule, which took effect on December 10, 2021.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica TS&W International Equity VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio and that TAM believes the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser participates in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and the contract holders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica WMC US Growth VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2022, and held for the entire six-month period until June 30, 2022.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period (B)	Ending Account Value June 30, 2022	Expenses Paid During Period (B)	Net Annualized Expense Ratio
Initial Class	$1,000.00	$704.60	$2.75	$1,021.60	$3.26	0.65%
Service Class	1,000.00	703.70	3.80	1,020.30	4.51	0.90

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2022

(unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks	98.5%
Repurchase Agreement	1.5
Net Other Assets (Liabilities)	0.0 *
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

*	Percentage rounds to less than 0.1% or (0.1)%.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica WMC US Growth VP

SCHEDULE OF INVESTMENTS

At June 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS - 98.5%
Aerospace & Defense - 1.4%
Raytheon Technologies Corp.	427,867	$41,122,297

Automobiles - 2.4%
Tesla, Inc. (A)	107,423	72,340,797

Beverages - 3.0%
Constellation Brands, Inc., Class A	179,171	41,757,593
Monster Beverage Corp. (A)	509,895	47,267,267

		89,024,860

Biotechnology - 4.0%
Regeneron Pharmaceuticals, Inc. (A)	63,818	37,724,734
Seagen, Inc. (A)	178,804	31,637,580
Vertex Pharmaceuticals, Inc. (A)	183,989	51,846,260

		121,208,574

Building Products - 2.5%
Builders FirstSource, Inc. (A)	431,750	23,184,975
Fortune Brands Home & Security, Inc.	385,899	23,107,632
Johnson Controls International PLC	592,387	28,363,490

		74,656,097

Capital Markets - 0.7%
Morgan Stanley	279,403	21,251,392

Chemicals - 1.1%
PPG Industries, Inc.	301,456	34,468,479

Consumer Finance - 2.6%
American Express Co.	370,491	51,357,462
S&P Global, Inc.	81,676	27,529,713

		78,887,175

Entertainment - 1.3%
Roku, Inc. (A)	166,541	13,679,678
Walt Disney Co. (A)	277,057	26,154,181

		39,833,859

Equity Real Estate Investment Trusts - 1.5%
Prologis, Inc.	243,052	28,595,068
Rexford Industrial Realty, Inc.	294,142	16,939,638

		45,534,706

Health Care Equipment & Supplies - 2.4%
Align Technology, Inc. (A)	71,586	16,942,258
Edwards Lifesciences Corp. (A)	325,765	30,976,994
Teleflex, Inc.	103,728	25,501,529

		73,420,781

Health Care Providers & Services - 3.1%
UnitedHealth Group, Inc.	179,483	92,187,853

Hotels, Restaurants & Leisure - 3.7%
Airbnb, Inc., Class A (A)	272,878	24,307,972
Booking Holdings, Inc. (A)	23,439	40,994,577
Chipotle Mexican Grill, Inc. (A)	33,996	44,441,611

		109,744,160

Interactive Media & Services - 6.6%
Alphabet, Inc., Class A (A)	67,131	146,295,903
Meta Platforms, Inc., Class A (A)	324,685	52,355,456

		198,651,359

Internet & Direct Marketing Retail - 5.7%
Amazon.com, Inc. (A)	1,459,080	154,968,887
Etsy, Inc. (A)	204,169	14,947,212

		169,916,099

	Shares	Value
COMMON STOCKS (continued)
IT Services - 5.4%
Block, Inc. (A)	247,274	$ 15,197,460
FleetCor Technologies, Inc. (A)	186,243	39,131,517
Global Payments, Inc.	211,248	23,372,479
Mastercard, Inc., Class A	269,920	85,154,361

		162,855,817

Life Sciences Tools & Services - 1.8%
Thermo Fisher Scientific, Inc.	97,234	52,825,288

Machinery - 2.5%
Deere & Co.	156,154	46,763,438
Nordson Corp.	132,859	26,895,976

		73,659,414

Oil, Gas & Consumable Fuels - 1.0%
Pioneer Natural Resources Co.	138,807	30,965,066

Personal Products - 0.8%
Estee Lauder Cos., Inc., Class A	89,618	22,823,016

Pharmaceuticals - 3.1%
Eli Lilly & Co.	283,419	91,892,942

Semiconductors & Semiconductor Equipment - 7.6%
Advanced Micro Devices, Inc. (A)	481,335	36,807,688
KLA Corp.	109,884	35,061,787
Marvell Technology, Inc.	476,489	20,741,566
NVIDIA Corp.	462,690	70,139,177
Teradyne, Inc.	218,239	19,543,302
Texas Instruments, Inc.	300,138	46,116,204

		228,409,724

Software - 18.9%
Adobe, Inc. (A)	115,754	42,372,909
Avalara, Inc. (A)	236,702	16,711,161
Five9, Inc. (A)	237,357	21,632,717
Microsoft Corp.	1,132,827	290,943,958
Palo Alto Networks, Inc. (A)	89,414	44,165,151
Paycom Software, Inc. (A)	100,514	28,155,982
Salesforce, Inc. (A)	292,074	48,203,893
ServiceNow, Inc. (A)	102,117	48,558,676
Workday, Inc., Class A (A)	202,008	28,196,277

		568,940,724

Specialty Retail - 1.8%
TJX Cos., Inc.	970,374	54,195,388

Technology Hardware, Storage & Peripherals - 10.6%
Apple, Inc.	2,110,169	288,502,306
NetApp, Inc.	435,625	28,420,175

		316,922,481

Textiles, Apparel & Luxury Goods - 3.0%
Lululemon Athletica, Inc. (A)	139,634	38,065,625
NIKE, Inc., Class B	501,623	51,265,870

		89,331,495

Total Common Stocks (Cost $2,380,177,115)		2,955,069,843

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica WMC US Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2022

(unaudited)

	Principal	Value
REPURCHASE AGREEMENT - 1.5%
Fixed Income Clearing Corp., 0.35% (B), dated 06/30/2022, to be repurchased at $46,114,302 on 07/01/2022. Collateralized by a U.S. Government Obligation, 3.00%, due 06/30/2024, and with a value of $47,036,186.	$46,113,853	$ 46,113,853

Total Repurchase Agreement (Cost $46,113,853)		46,113,853

Total Investments (Cost $2,426,290,968)		3,001,183,696
Net Other Assets (Liabilities) - 0.0%		1,188,162

Net Assets - 100.0%		$3,002,371,858

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$2,955,069,843	$—	$—	$2,955,069,843
Repurchase Agreement	—	46,113,853	—	46,113,853

Total Investments	$2,955,069,843	$46,113,853	$—	$3,001,183,696

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Rate disclosed reflects the yield at June 30, 2022.
(C)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2022. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica WMC US Growth VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2022

(unaudited)

Assets:
Investments, at value (cost $2,380,177,115)	$2,955,069,843
Repurchase agreement, at value (cost $46,113,853)	46,113,853
Foreign currency, at value (cost $13,974)	12,720
Receivables and other assets:
Investments sold	9,051,924
Net income from securities lending	13
Shares of beneficial interest sold	3,998,222
Dividends	869,773
Interest	448
Tax reclaims	172,958
Prepaid expenses	15,325

Total assets	3,015,305,079

Liabilities:
Payables and other liabilities:
Investments purchased	10,263,858
Shares of beneficial interest redeemed	420,359
Investment management fees	1,615,744
Distribution and service fees	71,706
Transfer agent costs	9,268
Trustees, CCO and deferred compensation fees	52,439
Audit and tax fees	27,450
Custody fees	57,987
Legal fees	28,282
Printing and shareholder reports fees	329,607
Other accrued expenses	56,521

Total liabilities	12,933,221

Net assets	$3,002,371,858

Net assets consist of:
Capital stock ($0.01 par value)	$941,609
Additional paid-in capital	1,709,010,175
Total distributable earnings (accumulated losses)	1,292,420,074

Net assets	$3,002,371,858

Net assets by class:
Initial Class	$2,665,494,626
Service Class	336,877,232

Shares outstanding:
Initial Class	83,217,123
Service Class	10,943,786

Net asset value and offering price per share:
Initial Class	$32.03
Service Class	30.78

STATEMENT OF OPERATIONS

For the period ended June 30, 2022

(unaudited)

Investment Income:
Dividend income	$10,266,695
Interest income	13,448
Net income from securities lending	24,375

Total investment income	10,304,518

Expenses:
Investment management fees	11,255,678
Distribution and service fees:
Service Class	506,579
Transfer agent costs	22,355
Trustees, CCO and deferred compensation fees	67,812
Audit and tax fees	33,403
Custody fees	122,349
Legal fees	114,909
Printing and shareholder reports fees	121,255
Other	84,269

Total expenses	12,328,609

Net investment income (loss)	(2,024,091)

Net realized gain (loss) on:
Investments	109,747,828
Foreign currency transactions	462

Net realized gain (loss)	109,748,290

Net change in unrealized appreciation (depreciation) on:
Investments	(1,392,083,675)
Translation of assets and liabilities denominated in foreign currencies	(2,005)

Net change in unrealized appreciation (depreciation)	(1,392,085,680)

Net realized and change in unrealized gain (loss)	(1,282,337,390)

Net increase (decrease) in net assets resulting from operations	$(1,284,361,481)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica WMC US Growth VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2022 (unaudited)	December 31, 2021
From operations:
Net investment income (loss)	$(2,024,091)	$(6,089,393)
Net realized gain (loss)	109,748,290	619,043,373
Net change in unrealized appreciation (depreciation)	(1,392,085,680)	195,956,457

Net increase (decrease) in net assets resulting from operations	(1,284,361,481)	808,910,437

Dividends and/or distributions to shareholders:
Initial Class	—	(554,110,649)
Service Class	—	(71,796,161)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(625,906,810)

Capital share transactions:
Proceeds from shares sold:
Initial Class	31,784,518	64,567,455
Service Class	12,003,195	22,711,315

	43,787,713	87,278,770

Dividends and/or distributions reinvested:
Initial Class	—	554,110,649
Service Class	—	71,796,161

	—	625,906,810

Cost of shares redeemed:
Initial Class	(186,179,113)	(470,816,652)
Service Class	(30,183,185)	(69,801,289)

	(216,362,298)	(540,617,941)

Net increase (decrease) in net assets resulting from capital share transactions	(172,574,585)	172,567,639

Net increase (decrease) in net assets	(1,456,936,066)	355,571,266

Net assets:
Beginning of period/year	4,459,307,924	4,103,736,658

End of period/year	$3,002,371,858	$4,459,307,924

Capital share transactions - shares:
Shares issued:
Initial Class	820,864	1,471,584
Service Class	344,936	515,726

	1,165,800	1,987,310

Shares reinvested:
Initial Class	—	12,570,568
Service Class	—	1,691,311

	—	14,261,879

Shares redeemed:
Initial Class	(4,706,859)	(10,358,371)
Service Class	(830,925)	(1,584,281)

	(5,537,784)	(11,942,652)

Net increase (decrease) in shares outstanding:
Initial Class	(3,885,995)	3,683,781
Service Class	(485,989)	622,756

	(4,371,984)	4,306,537

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica WMC US Growth VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2022 (unaudited)		December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017
Net asset value, beginning of period/year	$45.46		$43.71	$34.35	$26.86	$29.25	$23.30

Investment operations:
Net investment income (loss) (A)	(0.02)		(0.05)	0.04	0.05	0.04	0.13
Net realized and unrealized gain (loss)	(13.41)		8.86	12.37	10.31	0.42	6.59

Total investment operations	(13.43)		8.81	12.41	10.36	0.46	6.72

Dividends and/or distributions to shareholders:
Net investment income	—		(0.04)	(0.04)	(0.04)	(0.16)	(0.12)
Net realized gains	—		(7.02)	(3.01)	(2.83)	(2.69)	(0.65)

Total dividends and/or distributions to shareholders	—		(7.06)	(3.05)	(2.87)	(2.85)	(0.77)

Net asset value, end of period/year	$32.03		$45.46	$43.71	$34.35	$26.86	$29.25

Total return	(29.54	)%(B)	20.67%	37.30%	40.05%	0.21%	29.20%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$2,665,495		$3,959,377	$3,646,030	$3,064,686	$2,313,734	$2,507,627
Expenses to average net assets	0.65	%(C)	0.64%	0.65%	0.68%	0.70%	0.70	%(D)
Net investment income (loss) to average net assets	(0.08	)%(C)	(0.11)%	0.11%	0.15%	0.15%	0.48%
Portfolio turnover rate	13	%(B)	25%	30%	26%	28%	34%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	Does not include expenses of the underlying investments in which the Portfolio invests.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2022 (unaudited)		December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017
Net asset value, beginning of period/year	$43.74		$42.35	$33.41	$26.22	$28.62	$22.82

Investment operations:
Net investment income (loss) (A)	(0.06)		(0.16)	(0.05)	(0.03)	(0.03)	0.05
Net realized and unrealized gain (loss)	(12.90)		8.57	12.00	10.05	0.41	6.46

Total investment operations	(12.96)		8.41	11.95	10.02	0.38	6.51

Dividends and/or distributions to shareholders:
Net investment income	—		—	—	—	(0.09)	(0.06)
Net realized gains	—		(7.02)	(3.01)	(2.83)	(2.69)	(0.65)

Total dividends and/or distributions to shareholders	—		(7.02)	(3.01)	(2.83)	(2.78)	(0.71)

Net asset value, end of period/year	$30.78		$43.74	$42.35	$33.41	$26.22	$28.62

Total return	(29.63	)%(B)	20.37%	36.94%	39.68%	(0.03)%	28.86%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$336,877		$499,931	$457,707	$345,318	$208,921	$238,839
Expenses to average net assets	0.90	%(C)	0.89%	0.90%	0.93%	0.95%	0.95	%(D)
Net investment income (loss) to average net assets	(0.33	)%(C)	(0.36)%	(0.14)%	(0.10)%	(0.10)%	0.21%
Portfolio turnover rate	13	%(B)	25%	30%	26%	28%	34%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	Does not include expenses of the underlying investments in which the Portfolio invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica WMC US Growth VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2022

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica WMC US Growth VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica WMC US Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

1. ORGANIZATION (continued)

period ended June 30, 2022, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the period ended June 30, 2022, commissions recaptured are $1,768.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica WMC US Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

3. INVESTMENT VALUATION (continued)

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2022, if any, are identified within the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica WMC US Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2022, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2022.

Repurchase agreements at June 30, 2022, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust – Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2022, if any, are shown on a gross basis within the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica WMC US Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

6. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities and other assets may go up or down, sometimes sharply and unpredictably, due to general market conditions, overall economic trends or events, inflation, changes in interest rates, government actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by wars, tariffs, trade disputes or other factors, political developments, investor sentiment, the global and domestic effects of a pandemic or other health emergency, and other factors that may or may not be related to the issuer of the security or other asset. The market prices of securities and other assets also may go down due to events or conditions that affect particular sectors, industries, issuers, or geographies. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets. If the value of the Portfolio’s securities and assets fall, the value of your investment will go down. The Portfolio may experience a substantial or complete loss on any individual security or asset.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, the imposition of economic sanctions, public health events (such as the spread of infectious disease), wars, terrorism, cybersecurity events, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. In the past decade, financial markets throughout the world have experienced increased volatility and decreased liquidity. These conditions may continue or worsen. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down. Securities markets may also be susceptible to market manipulation or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or adversely affect the value of securities traded in these markets, including the Portfolio’s securities.

The pandemic of the novel coronavirus respiratory disease designated COVID-19 has resulted in economic downturns throughout the world, severe losses, particularly to some sectors of the economy and individual issuers, and reduced liquidity of many instruments. There also have been significant disruptions to business operations, including business closures; strained healthcare systems; disruptions to supply chains and employee availability; large fluctuations in consumer demand; and widespread uncertainty regarding the duration and long-term effects of the pandemic. Economic downturns may be prolonged, and political and social instability, continued volatility and decreased liquidity in the securities markets may result. Developing or emerging market countries may be more impacted by the pandemic.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. These and other government intervention into the economy and financial markets may not work as intended. In addition, government actions to mitigate the economic impact of the pandemic have resulted in large expansion of government deficits and debt, the long-term consequences of which are not known. Rates of inflation have recently risen, which could adversely affect economies and markets. The pandemic could continue to adversely affect the value and liquidity of the Portfolio’s investments.

Europe: A number of countries in Europe have experienced severe economic and financial difficulties; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen or spread within or outside Europe. Responses to the financial problems by European governments, central banks and others may not work, may result in conflicts and social unrest and may limit future growth and economic recovery or have other unintended consequences. In January, 2020, through “Brexit,” the United Kingdom withdrew from the European Union. The ramifications of Brexit are unknown, and the implications of possible political, regulatory, economic, and market outcomes could be significant. The United Kingdom has one of the largest economies in Europe and is a major trading partner with European Union countries and the United States. Brexit may create additional and substantial economic stresses for the United Kingdom, including a contraction of the United Kingdom’s economy, decreased trade, capital outflows, devaluation of the British pound, and a decrease in business and consumer spending and investment. The negative impact on not only the United Kingdom and European Union economies but also the broader global economy could be significant. A number of countries in Europe have suffered terror attacks, and additional attacks may occur in the future. Europe has also been struggling with mass migration from the Middle East, Eastern Europe and Africa. The ultimate effects of these events and other socio-political or geopolitical issues could profoundly affect global economies and markets. Whether or not the Portfolio invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of the Portfolio’s investments.

Additional Market Disruption: Russia’s invasion of Ukraine in February, 2022, the resulting responses by the United States and other countries, and the potential for wider conflict, have increased and may continue to increase volatility and uncertainty in financial markets worldwide. The United States and other countries have imposed broad-ranging economic sanctions on Russia and Russian entities and

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica WMC US Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

6. RISK FACTORS (continued)

individuals, and may impose additional sanctions, including on other countries that provide military or economic support to Russia. These sanctions, among other things, restrict companies from doing business with Russia and Russian issuers, and may adversely affect companies with economic or financial exposure to Russia and Russian issuers. The extent and duration of Russia’s military actions and the repercussions of such actions are not known. The invasion may widen beyond Ukraine and may escalate, including through retaliatory actions and cyberattacks by Russia and even other countries. These events may result in further and significant market disruptions and may adversely affect regional and global economies including those of Europe and the United States. Certain industries and markets, such as those involving oil, natural gas and other commodities, as well as global supply chains, may be particularly adversely affected. Whether or not the Portfolio invests in securities of issuers located in Russia, Ukraine and adjacent countries or with significant exposure to issuers in these countries, these events could negatively affect the value and liquidity of the Portfolio’s investments.

Growth stocks risk: Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks typically are particularly sensitive to market movements and may involve larger price swings because their market prices tend to reflect future expectations. When it appears those expectations may not be met, the prices of growth securities typically fall. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

Large capitalization companies risk: The Portfolio’s investments in larger, more established companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.

7. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee, CCO and deferred compensation fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints	Rate
First $500 million	0.6800%
Over $500 million up to $800 million	0.6700
Over $800 million up to $1 billion	0.6575
Over $1 billion up to $2 billion	0.6130
Over $2 billion up to $3 billion	0.6050
Over $3 billion up to $4 billion	0.5900
Over $4 billion up to $5 billion	0.5750
Over $5 billion up to $7 billion	0.5700
Over $7 billion	0.5500

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica WMC US Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net assets. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.74%	May 1, 2023
Service Class	0.99	May 1, 2023

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2022 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2022, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2023. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Technology Holdings, Inc (“SS&C”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C related to applicable sub-transfer agency services. For the period ended June 30, 2022, (i) the expenses paid to SS&C by the Portfolio are referred to as Transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C by the Portfolio are referred to as Transfer agent costs within the Statement of Assets and Liabilities.

Deferred compensation plan: Effective September 23, 2021, the Board has approved the termination of the deferred compensation plan. Payments will be made to applicable current and former Board members consistent with Section 409A of the Code. Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica WMC US Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

trustees, compensation may be deferred that would otherwise be payable by TST to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2022, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2022.

8. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2022, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$475,403,460	$—	$679,340,024	$—

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2022, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$2,426,290,968	$870,554,590	$(295,661,862)	$574,892,728

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica WMC US Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 15-16, 2022, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica WMC US Growth VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Wellington Management Company LLP (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2023.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2021. Based on these considerations, the

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica WMC US Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 3-year period, in line with the median for the past 1- and 5-year periods and below the median for the past 10-year period. The Board also noted that the performance of Service Class Shares of the Portfolio was below its benchmark for the past 1-, 3-, 5- and 10-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on July 1, 2014 pursuant to its current investment strategies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were in line with the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders. The Trustees noted that they had previously approved a reduction to the Portfolio’s management fee schedule, which took effect on August 1, 2021.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

Transamerica Series Trust	Semi-Annual Report 2022

Transamerica WMC US Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Portfolio and that TAM believes the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser participates in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and the contract holders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2022

LIQUIDITY RISK MANAGEMENT PROGRAM

(unaudited)

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The series of Transamerica Series Trust (the “Trust”), excluding Transamerica BlackRock Government Money Market VP (for purposes of this section only, the “Portfolios”), have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the “Program”). The Board of Trustees of the Trust (the “Board”) has appointed Transamerica Asset Management, Inc. (“TAM”), the investment manager to the Portfolios, as the Program administrator for the Portfolios. TAM has established a Liquidity Risk Management Committee (the “Committee”) to manage the Program for the Portfolios, including oversight of the liquidity risk management process, reporting to the Board, and reviewing the Program’s effectiveness.

The Board met on March 9-10, 2022 (the “Meeting”) to review the Program with respect to the Portfolios, pursuant to the Liquidity Rule. At the Meeting, the Committee provided the Board with a written report that addressed the operation of the Program during the 2021 reporting period, and assessed the Program’s adequacy and effectiveness, including any material changes to the Program (the “Report”). The Report covered the period from January 1, 2021, through December 31, 2021 (the “Program Reporting Period”). The Report described the Program’s liquidity classification methodology. The Report noted that the Portfolios utilize analysis from a third-party liquidity metrics service, which takes into account a variety of factors including market, trading and other investment specific considerations. The Report also described the Committee’s methodology in determining whether a Highly Liquid Investment Minimum (a “HLIM”) is necessary and noted that, given the composition of the Portfolios’ holdings, a HLIM was not currently required for the Portfolios in the Trust. The Report noted three material changes to the classification methodology during the Program Reporting Period. The Report reviewed the changes and why the Committee believes the changes are an enhancement to the prior method. The Report also noted that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments.

The Report noted that the Program (a) complied with the key factors for consideration under the Liquidity Rule for monitoring the adequacy and effectiveness of the Program and (b) on a periodic basis assesses each Portfolio’s liquidity risk based on a variety of factors including: (1) the Portfolio’s investment strategy and portfolio liquidity during normal and reasonably foreseeable stressed conditions, (2) cash flow projections during normal and reasonably foreseeable stressed conditions and (3) holdings of cash and cash equivalents, borrowings and other funding sources. The Report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Portfolios’ liquidity risk pursuant to the requirements of the Liquidity Rule.

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

(unaudited)

A description of Transamerica Series Trust’s (the “Trust”) proxy voting policies and procedures is available in the Statement of Additional Information of the Portfolios, available without charge upon request by calling 1-800-851-9777 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

In addition, the Portfolios are required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) on the Transamerica Funds website at https://www.transamerica.com/sites/default/files/files/e070d/TST%20N-PX%202021.pdf; and (2) on the SEC’s website at http://www.sec.gov.

Each fiscal quarter, the Portfolios, except Transamerica BlackRock Government Money Market VP, will file with the SEC a complete schedule of their monthly portfolio holdings on Form N-PORT. The Portfolios’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.

On a monthly basis, Transamerica BlackRock Government Money Market VP will file with the SEC portfolio holdings information on Form N-MFP2. A complete schedule of portfolio holdings is also available at www.tranasmercia.com.

You may also visit the Trust’s website at www.transamericaseriestrust.com for this and other information about the Portfolios and the Trust.

Important Notice Regarding Delivery of Shareholder Documents

Every year we provide shareholders informative materials such as the Transamerica Series Trust Annual Report, the Transamerica Series Trust Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

NOTICE OF PRIVACY POLICY

(unaudited)

Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

What Information We Collect and From Whom We Collect It

We may collect nonpublic personal information about you from the following sources:

•	Information we receive from you on applications or other forms, such as your name, address, and account number;

•	Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

•	Information we receive from non-affiliated third parties, including consumer reporting agencies.

What Information We Disclose and To Whom We Disclose It

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements. We will require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.

Our Security Procedures
We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information and to safeguard the disposal of certain consumer information.

If you have any questions about our Privacy Policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.

Note:        This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our funds in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

PO Box 219945

Kansas City, MO 64121-9945

Distributor:	Transamerica Capital, Inc.
PO Box 219945
Kansas City, MO 64121-9945

Customer Service: 1-800-851-9777

Item 2:	Code of Ethics.

(a)	Not applicable for semi-annual reports.

Item 3:	Audit Committee Financial Experts.

Not applicable for semi-annual reports.

Item 4:	Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5:	Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6:	Schedule of Investments.

(a)	The schedules of investments are included in the Semi-Annual Report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11:	Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule

30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are appropriately designed to ensure that information required to be disclosed by the Registrant in the reports that it files on Form N-CSR (a) is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)

The Registrant’s principal executive officer and principal financial officer are aware of no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 13:	Exhibits.

(a)(1)	Not applicable

(a)(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(b)

A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Series Trust
(Registrant)

By:	/s/ Marijn P. Smit
Marijn P. Smit
Chief Executive Officer
(Principal Executive Officer)
Date:	September 2, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Marijn P. Smit
Marijn P. Smit
Chief Executive Officer
(Principal Executive Officer)
Date:	September 2, 2022

By:	/s/ Vincent J. Toner
Vincent J. Toner
Vice President and Treasurer (Principal Financial Officer and Principal Accounting Officer)
Date:	September 2, 2022

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

13(a)(2)	Section 302 N-CSR Certification of Principal Executive Officer and Principal Financial Officer
13(b)	Section 906 N-CSR Certification of Principal Executive Officer and Principal Financial Officer